UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07440

DIMENSIONAL EMERGING MARKETS VALUE FUND

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional Emerging Markets Value Fund,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024 – April 30, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

Dimensional Emerging Markets Value Fund
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Dimensional Emerging Markets Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
WHAT WERE THE Fund COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dimensional Emerging Markets Value Fund	$7	0.15%[1]
1	Annualized
KEY Fund STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$10,904,211
Number of Holdings	3,395
Portfolio Turnover Rate	6%
WHAT DID THE Fund INVEST IN? (as of April 30, 2025)

Top 10 Holdings (% of Total Investments)
Reliance Industries Ltd.	3.3%
Alibaba Group Holding Ltd.	3.1%
China Construction Bank Corp.	2.6%
Hon Hai Precision Industry Co. Ltd.	1.7%
Samsung Electronics Co. Ltd.	1.6%
HDFC Bank Ltd.	1.4%
Axis Bank Ltd.	1.3%
Bank of China Ltd.	1.2%
Industrial & Commercial Bank of China Ltd.	1.1%
Ping An Insurance Group Co. of China Ltd.	1.1%
Excludes short-term investments and collateral for loaned securities, if any.

Top Countries (% of Total Investments)
China	26.4%
India	19.3%
Taiwan	18.8%
South Korea	10.2%
Saudi Arabia	3.7%
Brazil	3.2%
South Africa	3.0%
Mexico	2.4%
United Arab Emirates	1.6%
Malaysia	1.6%
Excludes short-term investments and collateral for loaned securities, if any.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE Fund?
For additional information about the Fund, including its financial information, holdings, and proxy voting information, visit https://www.dimensional.com/us-en/document-center.
PAGE 1	DFA043025-DEMVF

(b)   Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a)	Please see the Schedule of Investments contained in the Semi-Annual Financial Statements & Other Information included under Item 7 of this Report.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Please see Financial Statements included below.

(b)	Please see Financial Highlights included below.

Semi-Annual Financial Statements & Other Information

Six Months Ended: April 30, 2025 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity 2 Portfolio (formerly,

International Core Equity Portfolio)

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity 2

Portfolio (formerly, Emerging Markets

Core Equity Portfolio)

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series The Japanese Small Company Series The Asia Pacific Small Company Series The United Kingdom Small Company Series	The Continental Small Company Series The Canadian Small Company Series The Emerging Markets Series The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

(Unaudited)

i

CONTINUED

Page
The Canadian Small Company Series	930
The Emerging Markets Series	936
The Emerging Markets Small Cap Series	985
Statements of Assets and Liabilities	1071
Statements of Operations	1073
Statements of Changes in Net Assets	1075
Financial Highlights	1078
Notes to Financial Statements	1086
Dimensional Emerging Markets Value Fund
Schedule of Investments
Dimensional Emerging Markets Value Fund	1098
Statement of Assets and Liabilities	1167
Statement of Operations	1168
Statements of Changes in Net Assets	1169
Financial Highlights	1170
Notes to Financial Statements	1171
Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies	1179
Item 9 – Proxy Disclosures for Open-End Management Investment Companies	1180
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	1181
Item 11 – Statement Regarding Basis for Approval of Investment Management Agreements	1182

ii

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt

CPI	Consumer Price Index

GDR	Global Depositary Receipt

GO	General Obligation

REIT	Real Estate Investment Trust

AUD	Australian Dollars

CAD	Canadian Dollars

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pounds

HKD	Hong Kong Dollar

ILS	Israeli New Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollars

SEK	Swedish Krona

SGD	Singapore Dollars

Investment Footnotes

»	Securities that have been fair value factored. See Note B to Financial Statements.

#	Total or Partial Securities on Loan.

*	Non-Income Producing Securities.

Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity

Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).

†	See Note B to Financial Statements.

@	Security purchased with cash collateral received from Securities on Loan.

§	Affiliated Fund.

Represents 7 Day subsidized yield as of April 30, 2025

Financial Highlights

(A)	Computed using average shares outstanding.

(B)	Non-Annualized

(C)	Annualized

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.

SEC	Securities and Exchange Commission

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.1%)
AUSTRALIA — (5.8%)
	AGL Energy Ltd.	306,099	$2,086,067
	ALS Ltd.	243,765	2,674,703
#	Ampol Ltd.	108,230	1,643,387
	Ansell Ltd.	1,372	26,616
	ANZ Group Holdings Ltd.	668,376	12,780,857
	APA Group	500,287	2,632,497
	Aristocrat Leisure Ltd .	158,366	6,763,661
	ASX Ltd.	41,528	1,880,468
	Atlas Arteria Ltd.	365,025	1,209,093
#	Aurizon Holdings Ltd.	1,039,716	2,035,466
	Bendigo & Adelaide Bank Ltd.	291,242	2,083,495
	BHP Group Ltd. (BHP AU)	1,212,466	28,897,492
#	BHP Group Ltd. (BHP LN), Class DI	242,396	5,764,610
#	BHP Group Ltd. (BHP US), Sponsored ADR	300,265	14,277,601
	BlueScope Steel Ltd.	232,410	3,559,698
	Brambles Ltd.	571,987	7,516,857
	CAR Group Ltd.	73,718	1,573,459
	Challenger Ltd.	16,787	76,065
	Cleanaway Waste Management Ltd.	1,014,244	1,687,911
	Cochlear Ltd.	22,578	3,954,098
	Coles Group Ltd.	502,968	6,830,208
	Commonwealth Bank of Australia	389,227	41,487,352
	Computershare Ltd.	179,161	4,681,728
	CSL Ltd.	80,700	12,953,394
	Dyno Nobel Ltd.	162,373	235,701
	Endeavour Group Ltd.	703,876	1,800,450
	Evolution Mining Ltd.	1,217,835	6,107,468
	Fortescue Ltd.	638,579	6,595,044
	Hafnia Ltd.	151,063	696,339
	Harvey Norman Holdings Ltd.	414,306	1,385,170
	HUB24 Ltd.	37,812	1,746,869
	Insurance Australia Group Ltd.	1,347,639	7,078,433
	JB Hi-Fi Ltd.	79,749	5,284,785
	Lottery Corp. Ltd.	827,246	2,756,820
*	Lynas Rare Earths Ltd.	298,029	1,629,251
	Macquarie Group Ltd.	70,544	8,717,529
	Medibank Pvt Ltd.	873,230	2,597,619
	Myer Holdings Ltd.	60,476	27,899

		Shares	Value»
AUSTRALIA — (Continued)
	National Australia Bank Ltd.	761,920	$17,593,269
	Netwealth Group Ltd.	75,388	1,354,499
*	NEXTDC Ltd.	202,074	1,534,213
	Northern Star Resources Ltd.	470,690	5,781,803
	Orica Ltd.	258,059	2,678,613
	Origin Energy Ltd.	639,687	4,360,110
#*	Pilbara Minerals Ltd.	379,134	365,272
	Pinnacle Investment Management Group Ltd.	5,717	65,932
	Premier Investments Ltd.	8,397	111,850
	Pro Medicus Ltd.	23,723	3,478,511
	Qantas Airways Ltd.	311,858	1,763,219
	QBE Insurance Group Ltd.	609,659	8,425,439
	Qube Holdings Ltd.	798,076	2,020,495
#	Ramsay Health Care Ltd.	61,930	1,318,530
	REA Group Ltd.	15,885	2,523,805
#	Reece Ltd.	79,223	798,907
	Rio Tinto Ltd.	131,698	9,853,278
*	Sandfire Resources Ltd.	12,973	82,624
	Santos Ltd.	2,230,872	8,576,282
	SEEK Ltd.	117,034	1,593,300
	SGH Ltd.	107,212	3,506,318
#	Sigma Healthcare Ltd.	542,932	1,047,680
	Sonic Healthcare Ltd.	199,908	3,337,856
	South32 Ltd. (S32 AU)	2,534,898	4,368,377
	Steadfast Group Ltd.	394,176	1,481,259
	Suncorp Group Ltd.	411,418	5,350,115
	Technology One Ltd.	173,263	3,344,352
#*	Telix Pharmaceuticals Ltd.	70,294	1,221,980
	Telstra Group Ltd. (TLS AU)	1,417,464	4,090,937
	TPG Telecom Ltd.	160,955	521,182
	Transurban Group	991,946	8,938,795
#	Treasury Wine Estates Ltd.	295,168	1,687,177
	Wesfarmers Ltd.	328,349	16,449,053
	Westpac Banking Corp.	748,445	15,706,238
	Whitehaven Coal Ltd.	5,978	19,122
	WiseTech Global Ltd.	48,021	2,730,615

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Woodside Energy Group Ltd. (WDS AU)	656,980	$8,563,821
	Woodside Energy Group Ltd. (WDS LN)	43,801	581,897
#	Woodside Energy Group Ltd. (WDS US), ADR	68,532	887,489
	Woolworths Group Ltd.	355,661	7,178,175
	Worley Ltd.	174,527	1,390,471
#	Yancoal Australia Ltd.	297,444	948,449

TOTAL AUSTRALIA			383,367,469

AUSTRIA — (0.2%)
	Erste Group Bank AG	129,852	8,793,786
	OMV AG	82,151	4,247,503
	Verbund AG	21,683	1,666,360

TOTAL AUSTRIA			14,707,649

BELGIUM — (0.9%)
	Ageas SA	100,830	6,323,653
	Anheuser-Busch InBev SA (ABI BB)	316,755	20,876,990
	D’ieteren Group	6,808	1,359,563
	KBC Group NV	175,179	16,153,038
	Lotus Bakeries NV	52	499,984
	Syensqo SA	76,668	5,484,276
	UCB SA	40,527	7,430,183

TOTAL BELGIUM			58,127,687

CANADA — (10.1%)
	Agnico Eagle Mines Ltd. (AEM CN)	19,867	2,335,070
	Agnico Eagle Mines Ltd. (AEM US)	182,318	21,436,950
	Alamos Gold, Inc. (AGI US), Class A	175,419	5,002,950
	Alimentation Couche-Tard, Inc.	260,232	13,583,559
	AltaGas Ltd.	156,204	4,622,895
	ARC Resources Ltd.	324,158	5,998,300
	AtkinsRealis Group, Inc.	90,231	4,468,352
	Bank of Montreal (BMO CN)	11,607	1,112,120
	Bank of Montreal (BMO US)	157,744	15,061,397
	Bank of Nova Scotia (BNS CN)	153,045	7,657,801

		Shares	Value»
CANADA — (Continued)
	Bank of Nova Scotia (BNS US)	194,153	$9,703,767
	Barrick Gold Corp. (0R22 LI)	141,262	2,681,619
	Barrick Gold Corp. (GOLD US)	569,896	10,850,820
	BCE, Inc. (BCE US)	17,800	396,050
*	Bombardier, Inc. (BBD/A CN), Class A	600	39,888
*	Bombardier, Inc. (BBD/B CN), Class B	5,800	383,357
	Brookfield Corp. (BN CN)	92,109	4,948,229
	Brookfield Corp. (BN US)	47,233	2,534,995
	Brookfield Infrastructure Corp., Class A	2,519	94,330
	Brookfield Renewable Corp.	70,000	1,992,200
*	CAE, Inc. (CAE CN)	27,144	679,092
*	CAE, Inc. (CAE US)	70,300	1,758,906
#	Cameco Corp. (CCJ US)	60,357	2,725,119
	Canadian Imperial Bank of Commerce (CM CN)	160,785	10,140,908
	Canadian Imperial Bank of Commerce (CM US)	109,835	6,914,113
	Canadian National Railway Co. (CNI US)	58,609	5,674,523
	Canadian National Railway Co. (CNR CN)	78,308	7,583,709
	Canadian Natural Resources Ltd. (CNQ CN)	20,072	575,982
	Canadian Natural Resources Ltd. (CNQ US)	788,913	22,633,914
	Canadian Pacific Kansas City Ltd. (CP CN)	61,565	4,471,568
#	Canadian Pacific Kansas City Ltd. (CP US)	107,315	7,777,118
#	Canadian Tire Corp. Ltd., Class A	3,056	334,462

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Canadian Utilities Ltd., Class A	61,090	$1,710,041
	Capital Power Corp.	10,977	416,753
	CCL Industries, Inc., Class B	74,386	3,887,108
*	Celestica, Inc. (CLS US)	66,238	5,653,413
	Cenovus Energy, Inc. (CVE CN)	69,958	823,602
	Cenovus Energy, Inc. (CVE US)	514,815	6,059,373
#	CGI, Inc. (GIB US)	82,960	8,798,738
	CGI, Inc. (GIBA CN)	199	21,101
	Colliers International Group, Inc. (CIGI US)	17,103	2,041,585
	Constellation Software, Inc.	5,232	18,855,656
*	Descartes Systems Group, Inc. (DSG CN)	15,836	1,667,685
#*	Descartes Systems Group, Inc. (DSGX US)	7,933	836,059
	Dollarama, Inc.	102,886	12,694,696
	Element Fleet Management Corp.	268,036	5,869,728
#	Emera, Inc.	133,662	6,016,050
	Empire Co. Ltd., Class A	71,442	2,653,293
#	Enbridge, Inc. (ENB CN)	34,288	1,603,451
	Enbridge, Inc. (ENB US)	486,747	22,726,217
	Fairfax Financial Holdings Ltd.	6,467	10,096,420
*	First Quantum Minerals Ltd.	157,443	2,113,931
	FirstService Corp. (FSV CN)	16,965	2,977,551
#	Fortis, Inc. (FTS CN)	146,619	7,260,757
#	Fortis, Inc. (FTS US)	27,287	1,350,979
	Franco-Nevada Corp. (FNV US)	46,016	7,904,628
	George Weston Ltd.	22,248	4,334,697
	GFL Environmental, Inc.	66,142	3,300,486
	Gildan Activewear, Inc. (GIL US)	93,696	4,321,260
	Great-West Lifeco, Inc.	45,469	1,768,166
Ω	Hydro One Ltd.	115,325	4,436,993
	iA Financial Corp., Inc.	71,974	6,991,700
	IGM Financial, Inc.	39,490	1,254,938

		Shares	Value»
CANADA — (Continued)
	Imperial Oil Ltd. (IMO US)	70,428	$4,745,439
	Intact Financial Corp.	45,388	10,080,113
*	Ivanhoe Mines Ltd., Class A	134,750	1,196,388
	Keyera Corp.	126,300	3,920,192
	Kinross Gold Corp. (K CN)	729,955	10,775,123
	Kinross Gold Corp. (KGC US)	375,679	5,545,022
	Loblaw Cos. Ltd.	39,191	6,362,250
	Lundin Gold, Inc.	822	33,528
	Lundin Mining Corp.	441,451	3,612,046
#	Magna International, Inc. (MGA US)	138,531	4,815,338
	Manulife Financial Corp. (MFC CN)	90,400	2,770,492
	Manulife Financial Corp. (MFC US)	190,396	5,829,926
#	MEG Energy Corp.	15,013	210,613
	Metro, Inc.	87,618	6,752,184
	National Bank of Canada	193,699	17,012,241
	Nutrien Ltd. (NTR CN)	12,443	710,332
	Nutrien Ltd. (NTR US)	204,402	11,661,112
	Onex Corp.	3,759	266,151
#	Open Text Corp. (OTEX US)	88,610	2,401,331
	Pan American Silver Corp. (PAAS US)	173,732	4,374,572
	Pembina Pipeline Corp. (PBA US)	192,253	7,344,065
	Quebecor, Inc., Class B	2,607	71,519
	RB Global, Inc. (RBA CN)	15,049	1,516,580
	RB Global, Inc. (RBA US)	50,180	5,053,126
	Restaurant Brands International, Inc. (QSR CN)	58,971	3,799,792
#	Restaurant Brands International, Inc. (QSR US)	41,074	2,645,166
	Rogers Communications, Inc. (RCI US), Class B	63,944	1,668,299
#	Rogers Communications, Inc. (RCIB CN), Class B	80,132	2,089,035

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Royal Bank of Canada (RY CN)	290,111	$34,821,317
	Royal Bank of Canada (RY US)	215,072	25,782,831
	Saputo, Inc.	106,878	2,085,462
*	Shopify, Inc. (SHOP CN), Class A	9,260	880,728
*	Shopify, Inc. (SHOP US), Class A	52,496	4,987,120
	South Bow Corp.	2	49
	Stantec, Inc. (STN CN)	43,878	3,851,181
	Stantec, Inc. (STN US)	2,600	228,280
	Sun Life Financial, Inc. (SLF CN)	82,713	4,928,821
	Sun Life Financial, Inc. (SLF US)	118,355	7,048,040
	Suncor Energy, Inc. (SU US)	561,710	19,822,746
	TC Energy Corp. (TRP US)	195,287	9,844,418
	Teck Resources Ltd. (TECK US), Class B	201,224	6,839,604
	TELUS Corp.	81,584	1,255,776
	TFI International, Inc. (TFII US)	34,897	2,838,173
	Thomson Reuters Corp. (TRI US)	26,806	4,985,380
	TMX Group Ltd.	107,305	4,348,709
	Toromont Industries Ltd.	41,116	3,478,725
#	Toronto-Dominion Bank (TD CN)	98,263	6,278,825
	Toronto-Dominion Bank (TD US)	269,229	17,171,426
	Tourmaline Oil Corp.	198,086	8,750,499
	Waste Connections, Inc. (WCN CN)	22,131	4,370,853
	Waste Connections, Inc. (WCN US)	25,556	5,050,596
	West Fraser Timber Co. Ltd. (WFG CN)	40,174	2,974,438
#	Wheaton Precious Metals Corp. (WPM US)	25,699	2,146,380
	WSP Global, Inc.	39,837	7,061,199

TOTAL CANADA			665,714,669

DENMARK — (2.2%)
	AP Moller - Maersk AS (MAERSKA DC), Class A	971	1,659,498

		Shares	Value»
DENMARK — (Continued)
#	AP Moller - Maersk AS (MAERSKB DC), Class B	1,472	$2,534,614
*	Cadeler AS (CADLR NO)	32,799	171,506
*	Cadeler AS (CDLR US), ADR	8,063	168,275
	Carlsberg AS, Class B	49,267	6,712,808
#	Coloplast AS, Class B	44,703	5,058,728
	Danske Bank AS	264,432	9,278,272
*	Demant AS	4,070	148,217
	DSV AS	71,219	15,095,558
*	Genmab AS (GMAB DC)	20,347	4,314,350
*	Genmab AS (GMAB US), Sponsored ADR	1,009	21,340
	H Lundbeck AS (HLUNB DC)	2,027	9,700
	Novo Nordisk AS (NOVOB DC), Class B	923,030	61,715,181
	Novonesis Novozymes B, Class B	195,607	12,706,108
#*Ω	Orsted AS	65,306	2,598,719
	Pandora AS	59,977	8,928,348
	Rockwool AS, Class A	430	19,607
	Rockwool AS, Class B	48,290	2,204,446
	Tryg AS	201,083	4,795,897
#	Vestas Wind Systems AS	299,204	3,989,047
*	Zealand Pharma AS	11,608	820,989

TOTAL DENMARK			142,951,208

FINLAND — (0.9%)
	Elisa OYJ	4,344	231,744
	Fortum OYJ	211,567	3,547,249
	Kesko OYJ (KESKOA FH), Class A	45,169	1,010,074
	Kone OYJ, Class B	101,404	6,280,133
#	Metso OYJ	262,533	2,852,606
#	Nokia OYJ (NOK US), Sponsored ADR	224,074	1,118,129
	Nokia OYJ (NOKIA FH)	1,564,193	7,819,672
	Nokia OYJ (NOKIA FP)	268,823	1,343,216
	Nordea Bank Abp (NDA FH)	816,647	11,309,702
	Nordea Bank Abp (NDA SS)	598,154	8,208,321
	Sampo OYJ, Class A	724,237	7,255,844

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Stora Enso OYJ, Class R	5,613	$52,136
	UPM-Kymmene OYJ	157,021	4,158,874
	Wartsila OYJ Abp	286,987	5,302,467

TOTAL FINLAND			60,490,167

FRANCE — (8.0%)
	Accor SA	63,770	3,142,100
	Aeroports de Paris SA	14,111	1,764,534
	Air Liquide SA	110,773	22,761,434
*	Alstom SA	112,775	2,723,422
Ω	Amundi SA	28,160	2,224,392
	AXA SA	360,152	17,033,711
	BioMerieux	19,678	2,656,143
	BNP Paribas SA	230,011	19,488,712
	Bollore SE	356,077	2,202,486
	Bouygues SA	126,311	5,552,038
	Bureau Veritas SA	168,692	5,354,799
*	Canal & SA	340,073	772,732
	Capgemini SE	56,464	9,014,612
	Carrefour SA	124,372	1,918,278
	Cie de Saint-Gobain SA	167,824	18,245,488
	Cie Generale des Etablissements Michelin SCA	390,422	14,276,068
	Credit Agricole SA	260,750	4,890,780
	Danone SA	150,202	12,924,344
	Dassault Aviation SA	8,931	3,220,220
	Dassault Systemes SE	70,721	2,650,350
	Edenred SE	4,858	151,506
	Eiffage SA	5,665	770,852
	Engie SA	792,687	16,383,519
	EssilorLuxottica SA	54,473	15,696,558
	Getlink SE	98,388	1,868,212
	Hermes International SCA	9,337	25,678,430
	Ipsen SA	14,276	1,660,343
	Kering SA	22,325	4,542,080
	Legrand SA	91,595	10,066,273
	L’Oreal SA	48,037	21,225,900
*	Louis Hachette Group	59,389	93,638
	LVMH Moet Hennessy Louis Vuitton SE	85,031	47,101,164
	Orange SA (ORA FP)	1,251,477	18,156,482
	Pernod Ricard SA	40,186	4,355,979
	Publicis Groupe SA (PUB FP)	104,028	10,584,536
	Renault SA	82,943	4,405,201
	Rexel SA	14,352	398,751
	Safran SA	106,656	28,383,257
	Sanofi SA (SAN FP)	216,767	23,712,539

		Shares	Value»
FRANCE — (Continued)
	Sartorius Stedim Biotech	4,152	$979,834
	Schneider Electric SE (0NWV LI)	935	217,248
	Schneider Electric SE (SU FP)	100,339	23,443,781
	Societe Generale SA	324,830	16,936,302
	Sodexo SA	16,069	1,020,009
	Sodexo, Inc.	16,625	1,052,800
	Thales SA	22,965	6,433,009
	TotalEnergies SE (TTE FP)	937,065	53,370,724
#	TotalEnergies SE (TTE US), Sponsored ADR	18,895	1,074,181
#	Veolia Environnement SA (VEOEY US), ADR	34,172	627,053
	Veolia Environnement SA (VIE FP)	229,655	8,387,934
	Vinci SA	170,302	23,921,865
	Vivendi SE	340,072	1,060,503

TOTAL FRANCE			526,577,106

GERMANY — (8.3%)
	adidas AG	58,588	13,480,603
	Allianz SE (ALIZY US), ADR	69,394	2,866,666
	Allianz SE (ALV GR)	73,809	30,525,683
	BASF SE	436,229	22,277,980
	Bayer AG	486,282	12,744,082
	Bayerische Motoren Werke AG	130,059	11,031,276
	Beiersdorf AG	18,394	2,591,677
	Brenntag SE	7,160	478,172
	Commerzbank AG	484,764	12,830,508
	Continental AG	57,566	4,500,202
*	Covestro AG	101,939	6,861,448
	CTS Eventim AG & Co. KGaA	26,376	3,125,213
	Daimler Truck Holding AG	260,984	10,485,418
	Deutsche Bank AG (DB US)	721,568	18,912,297
	Deutsche Bank AG (DBK GR)	18,657	489,193
	Deutsche Boerse AG	76,165	24,532,278
	Deutsche Lufthansa AG	346,934	2,492,944
	Deutsche Post AG	429,180	18,338,002
	Deutsche Telekom AG (DTE GR)	1,452,446	52,168,279
	Deutsche Wohnen SE	17,516	445,131

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
Ω	DWS Group GmbH & Co. KGaA	17,389	$915,416
	E.ON SE	818,280	14,311,382
	Evonik Industries AG	102,621	2,306,186
	Fresenius Medical Care AG (FME GR)	97,884	4,979,905
*	Fresenius SE & Co. KGaA	186,413	8,854,042
	GEA Group AG	55,041	3,590,858
	Hannover Rueck SE	20,891	6,706,002
Ω	Hapag-Lloyd AG	11,070	1,742,976
	Heidelberg Materials AG	77,789	15,551,069
	Hella GmbH & Co. KGaA	3,662	368,082
	Henkel AG & Co. KGaA	41,920	2,958,719
	HOCHTIEF AG	8,769	1,659,053
	Infineon Technologies AG (IFX GR)	567,555	18,799,150
	Knorr-Bremse AG	33,897	3,361,794
	Mercedes-Benz Group AG	273,739	16,366,529
	Merck KGaA	17,732	2,468,651
	MTU Aero Engines AG	16,491	5,707,626
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	46,347	31,729,596
	Nemetschek SE	37,203	4,943,712
	Qiagen NV	28,295	1,214,286
	Rational AG	362	310,608
	Rheinmetall AG	17,893	30,472,714
	RWE AG	241,954	9,396,077
	SAP SE (SAP GR)	121,405	35,521,733
	Siemens AG (SIE GR)	140,940	32,453,045
*	Siemens Energy AG	178,818	13,801,828
Ω	Siemens Healthineers AG	58,295	3,142,529
	Symrise AG	45,654	5,265,342
*	Talanx AG	39,645	4,549,982
	Volkswagen AG	11,232	1,253,888
	Vonovia SE	251,595	8,345,430
*Ω	Zalando SE	15,291	558,371

TOTAL GERMANY			544,783,633

HONG KONG — (1.5%)
	AIA Group Ltd.	3,249,000	24,344,470
	BOC Hong Kong Holdings Ltd.	1,008,000	4,181,567
Ω	Budweiser Brewing Co. APAC Ltd.	477,900	504,962
	Cathay Pacific Airways Ltd.	1,108,000	1,273,165

		Shares	Value»
HONG KONG — (Continued)
	CK Asset Holdings Ltd.	718,486	$2,935,276
	CK Hutchison Holdings Ltd.	829,962	4,680,220
	CK Infrastructure Holdings Ltd.	197,000	1,327,711
	CLP Holdings Ltd.	374,400	3,192,374
Ω	ESR Group Ltd.	132,400	210,839
	Galaxy Entertainment Group Ltd.	722,000	2,607,573
	Hang Seng Bank Ltd.	184,300	2,572,604
	Henderson Land Development Co. Ltd.	572,571	1,623,777
	HK Electric Investments & HK Electric Investments Ltd.	903,500	629,190
	HKT Trust & HKT Ltd.	2,862,000	4,072,567
	Hong Kong & China Gas Co. Ltd.	1,846,661	1,661,577
	Hong Kong Exchanges & Clearing Ltd.	349,451	15,267,404
	MTR Corp. Ltd.	278,314	960,831
	PCCW Ltd.	599,000	399,326
	Power Assets Holdings Ltd.	277,707	1,836,531
*	Sands China Ltd.	692,800	1,240,769
*	Shandong Hi-Speed Holdings Group Ltd.	123,000	100,591
	Sino Land Co. Ltd.	1,739,584	1,787,771
	SITC International Holdings Co. Ltd.	595,000	1,647,533
	Sun Hung Kai Properties Ltd.	274,108	2,600,301
	Swire Pacific Ltd. (19 HK), Class A	195,000	1,686,294
	Swire Pacific Ltd. (87 HK), Class B	262,500	361,295
	Swire Properties Ltd.	339,000	749,180
	Techtronic Industries Co. Ltd.	426,000	4,287,256
Ω	WH Group Ltd.	5,480,735	4,900,913
	Wharf Real Estate Investment Co. Ltd.	633,609	1,515,307
#	Xinyi Glass Holdings Ltd.	219,000	205,046

TOTAL HONG KONG			95,364,220

IRELAND — (0.6%)
	AIB Group PLC	891,345	5,990,784
	Bank of Ireland Group PLC	702,580	8,249,312

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (Continued)
	DCC PLC	54,003	$3,529,520
*	Flutter Entertainment PLC	35,144	8,530,080
*	James Hardie Industries PLC (JHX AU), CDI	157,942	3,707,245
	Kerry Group PLC (KYGA ID), Class A	29,556	3,128,849
	Kerry Group PLC (KYGA LN), Class A	18,318	1,996,640
	Kingspan Group PLC (KSP ID)	66,776	5,634,854
	Smurfit WestRock PLC	28,573	1,200,638

TOTAL IRELAND			41,967,922

ISRAEL — (0.8%)
*	Airport City Ltd.	27,194	404,205
	Alony Hetz Properties & Investments Ltd.	49,249	411,354
	Amot Investments Ltd.	66,234	350,480
#	Ashtrom Group Ltd.	20,618	324,235
	Aura Investments Ltd.	9,074	47,580
	Azrieli Group Ltd.	9,244	673,004
	Bank Hapoalim BM	406,787	5,966,992
	Bank Leumi Le-Israel BM	544,991	7,739,433
	Bezeq The Israeli Telecommunication Corp. Ltd.	747,201	1,136,221
*	Big Shopping Centers Ltd.	3,720	543,162
#	Camtek Ltd.	4,738	314,625
	Clal Insurance Enterprises Holdings Ltd.	34,262	940,085
	Delek Group Ltd.	6,339	1,011,290
	Delta Galil Ltd.	4,759	224,402
*	El Al Israel Airlines	37,233	113,803
	Elbit Systems Ltd. (ESLT IT)	1,836	705,905
	Elbit Systems Ltd. (ESLT US)	2	795
	Electra Ltd.	961	508,357
	Energix-Renewable Energies Ltd.	93,195	276,007
*	Enlight Renewable Energy Ltd. (ENLT IT)	17,327	280,642
*	Enlight Renewable Energy Ltd. (ENLT US)	5,349	87,242

		Shares	Value»
ISRAEL — (Continued)
*	Fattal Holdings 1998 Ltd.	3,434	$448,465
	First International Bank of Israel Ltd.	30,269	1,662,506
	Formula Systems 1985 Ltd. (FORTY IT)	4,348	383,889
	Gav-Yam Lands Corp. Ltd.	14,388	127,923
	Harel Insurance Investments & Financial Services Ltd.	76,379	1,269,568
	Hilan Ltd.	7,611	485,928
	ICL Group Ltd.	146,860	980,353
	Israel Discount Bank Ltd., Class A	621,182	4,639,908
	Matrix IT Ltd.	21,993	538,323
	Melisron Ltd.	8,604	732,005
	Menora Mivtachim Holdings Ltd.	11,343	600,804
	Migdal Insurance & Financial Holdings Ltd.	235,484	452,882
	Mivne Real Estate KD Ltd.	218,369	637,152
	Mizrahi Tefahot Bank Ltd.	57,619	2,917,682
	Next Vision Stabilized Systems Ltd.	25,973	684,179
#*	Nice Ltd. (NICE US), Sponsored ADR	4,996	778,652
*	Nova Ltd. (NVMI IT)	4,380	845,659
*	OPC Energy Ltd.	43,681	412,589
#	Paz Retail & Energy Ltd.	1,715	242,150
	Phoenix Financial Ltd.	125,395	2,469,410
	Shapir Engineering & Industry Ltd.	28,049	195,661
*	Shikun & Binui Ltd.	128,304	420,319
	Shufersal Ltd.	101,896	954,038
	Strauss Group Ltd.	14,893	337,068
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	35,664	553,029
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	271,359	4,208,778
*	Tower Semiconductor Ltd. (TSEM IT)	34,410	1,257,642
	YH Dimri Construction & Development Ltd.	2,938	247,909

TOTAL ISRAEL			51,544,290

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (2.2%)
	Banca Mediolanum SpA	99,896	$1,493,431
	Banca Monte dei Paschi di Siena SpA	51,166	432,699
	Banco BPM SpA	655,081	7,312,353
#	BPER Banca SpA	506,168	4,111,139
	Enel SpA	2,454,239	21,275,733
	Eni SpA (ENI IM)	968,032	13,863,707
	FinecoBank Banca Fineco SpA	277,025	5,543,527
#	Generali	131,581	4,808,987
Ω	Infrastrutture Wireless Italiane SpA	91,240	1,089,601
	Intesa Sanpaolo SpA	3,246,212	17,329,205
	Leonardo SpA	132,436	6,885,125
	Mediobanca Banca di Credito Finanziario SpA	236,095	4,829,092
	Moncler SpA	88,254	5,447,114
Ω	Poste Italiane SpA	154,290	3,131,655
	PRADA SpA	167,500	1,045,845
	Prysmian SpA	75,797	4,163,697
	Recordati Industria Chimica e Farmaceutica SpA	50,467	2,977,973
	Snam SpA	516,930	2,966,909
*	Telecom Italia SpA (TIIAY US), Sponsored ADR	40,656	158,965
	Terna - Rete Elettrica Nazionale	480,460	4,777,602
	UniCredit SpA	494,070	28,745,411
	Unipol Assicurazioni SpA	5,185	93,002

TOTAL ITALY			142,482,772

JAPAN — (20.9%)
	ABC-Mart, Inc.	35,500	660,228
	Acom Co. Ltd.	211,300	592,084
	Advantest Corp.	232,400	9,722,672
	Aeon Co. Ltd.	221,500	6,550,015
	Aeon Mall Co. Ltd.	27,248	522,824
	AGC, Inc.	105,400	3,290,787
	Air Water, Inc.	136,100	1,855,914
	Aisin Corp.	248,400	3,155,007
	Ajinomoto Co., Inc.	248,800	5,088,974
	Alfresa Holdings Corp.	87,600	1,322,421
	Amada Co. Ltd.	164,800	1,650,147
	ANA Holdings, Inc.	54,100	1,039,230
	Aozora Bank Ltd.	13,000	179,491
	Asahi Group Holdings Ltd.	551,800	7,627,139
	Asahi Intecc Co. Ltd.	73,900	1,136,197

		Shares	Value»
JAPAN — (Continued)
	Asahi Kasei Corp.	656,912	$4,577,849
	Asics Corp.	249,300	5,358,465
	Astellas Pharma, Inc.	608,275	6,091,354
	Azbil Corp.	160,300	1,380,390
	Bandai Namco Holdings, Inc.	197,700	6,870,572
	BayCurrent, Inc.	61,700	3,324,616
	BIPROGY, Inc.	49,200	1,606,781
	Bridgestone Corp.	225,113	9,413,134
	Brother Industries Ltd.	148,000	2,600,888
	Calbee, Inc.	26,001	523,005
	Canon Marketing Japan, Inc.	28,600	1,012,436
#	Canon, Inc. (7751 JP)	205,100	6,329,330
#	Canon, Inc. (CAJ US), Sponsored ADR	19,755	606,874
	Capcom Co. Ltd.	118,700	3,436,425
	Central Japan Railway Co.	181,465	3,818,723
	Chiba Bank Ltd.	198,137	1,761,731
	Chubu Electric Power Co., Inc.	231,799	3,009,984
	Chugai Pharmaceutical Co. Ltd.	183,900	10,594,389
#	Chugoku Electric Power Co., Inc.	5,408	28,749
	Coca-Cola Bottlers Japan Holdings, Inc.	60,722	1,140,772
	COMSYS Holdings Corp.	60,800	1,347,575
	Concordia Financial Group Ltd.	460,464	2,978,260
	Cosmo Energy Holdings Co. Ltd.	48,094	1,973,876
	Cosmos Pharmaceutical Corp	15,800	1,016,566
	Credit Saison Co. Ltd..	112,400	2,624,869
	CyberAgent, Inc.	165,800	1,419,252
	Dai Nippon Printing Co. Ltd.	161,200	2,246,923
	Daicel Corp.	5,700	48,519
	Daifuku Co. Ltd.	86,947	2,300,136
	Dai-ichi Life Holdings, Inc.	1,198,600	8,654,427
	Daiichi Sankyo Co. Ltd.	217,938	5,574,987
	Daikin Industries Ltd.	88,600	10,093,598
	Daito Trust Construction Co. Ltd.	26,300	2,928,164
	Daiwa House Industry Co. Ltd.	228,500	8,267,798

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daiwa Securities Group, Inc.	513,300	$3,375,422
	Denso Corp.	438,100	5,656,716
	Dentsu Group, Inc.	81,182	1,702,071
	Dentsu Soken, Inc.	4,400	192,685
	Dexerials Corp.	32,700	384,194
	Disco Corp.	28,200	5,456,121
#	DMG Mori Co. Ltd.	8,100	140,792
	East Japan Railway Co.	218,100	4,727,726
	Ebara Corp.	200,000	3,004,356
	Eisai Co. Ltd.	66,500	1,922,114
	Electric Power Development Co. Ltd.	64,000	1,123,548
	ENEOS Holdings, Inc.	1,399,470	6,737,368
	EXEO Group, Inc.	28,300	330,463
	FANUC Corp.	107,400	2,725,775
	Fast Retailing Co. Ltd.	52,500	17,269,601
	Food & Life Cos. Ltd.	49,400	1,828,057
	Fuji Electric Co. Ltd.	57,400	2,552,390
	Fuji Media Holdings, Inc.	23,019	476,663
	Fuji Soft, Inc.	21,100	1,449,008
	FUJIFILM Holdings Corp.	245,000	5,018,181
	Fujikura Ltd.	138,700	5,160,593
	Fujitec Co. Ltd.	1,900	74,439
	Fujitsu Ltd.	463,640	10,299,973
	Fukuoka Financial Group, Inc.	79,500	2,100,411
	Furukawa Electric Co. Ltd.	8,919	281,676
	Fuyo General Lease Co. Ltd.	4,200	117,199
	GMO Payment Gateway, Inc.	17,502	1,096,208
	Gunma Bank Ltd.	118,391	987,352
	Hachijuni Bank Ltd.	190,571	1,438,428
	Hakuhodo DY Holdings, Inc.	135,600	1,019,497
#	Hamamatsu Photonics KK	131,800	1,218,768
	Hankyu Hanshin Holdings, Inc.	89,948	2,565,513
	Haseko Corp.	179,500	2,563,729
	Hikari Tsushin, Inc.	5,600	1,553,314
	Hirose Electric Co. Ltd.	14,700	1,662,767
	Hisamitsu Pharmaceutical Co., Inc.	15,608	473,593
	Hitachi Construction Machinery Co. Ltd.	64,600	1,930,563

		Shares	Value»
JAPAN — (Continued)
	Hitachi Ltd. (6501 JP)	1,333,175	$32,950,103
	Honda Motor Co. Ltd. (7267 JP)	1,288,507	13,110,223
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	13,282	405,234
	Horiba Ltd.	4,900	334,924
	Hoshizaki Corp.	27,700	1,177,696
	Hoya Corp.	107,200	12,613,804
	Hulic Co. Ltd.	183,200	1,915,705
	Ibiden Co. Ltd.	51,358	1,423,706
	Idemitsu Kosan Co. Ltd.	545,795	3,382,298
	IHI Corp.	45,100	3,532,780
	Iida Group Holdings Co. Ltd.	73,650	1,165,791
	INFRONEER Holdings, Inc.	15,700	133,910
	Inpex Corp.	501,917	6,278,727
	Internet Initiative Japan, Inc.	49,200	912,334
	Isetan Mitsukoshi Holdings Ltd.	137,580	1,768,518
	Isuzu Motors Ltd.	424,293	5,706,076
	ITOCHU Corp.	244,000	12,478,876
	Iyogin Holdings, Inc.	69,100	801,506
	J Front Retailing Co. Ltd.	161,300	1,974,336
	Japan Airlines Co. Ltd.	85,800	1,554,474
	Japan Airport Terminal Co. Ltd.	13,300	382,547
	Japan Exchange Group, Inc.	361,100	4,017,513
	Japan Post Bank Co. Ltd.	199,800	2,054,332
	Japan Post Holdings Co. Ltd.	490,590	4,768,664
	Japan Post Insurance Co. Ltd.	65,500	1,316,757
	Japan Steel Works Ltd.	14,300	589,234
	Japan Tobacco, Inc.	400,700	12,344,780
	JFE Holdings, Inc.	310,596	3,617,207
	JTEKT Corp.	45,664	352,666
	Kadokawa Corp.	30,600	822,922
	Kajima Corp.	166,500	3,975,627
	Kakaku.com, Inc.	52,699	932,027
	Kamigumi Co. Ltd.	12,000	293,754
	Kandenko Co. Ltd.	38,500	763,169
	Kansai Electric Power Co., Inc.	257,800	3,176,208
#	Kansai Paint Co. Ltd.	67,500	1,017,447
	Kao Corp.	102,400	4,384,924

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kawasaki Heavy Industries Ltd.	73,100	$4,360,536
#	Kawasaki Kisen Kaisha Ltd.	171,600	2,353,375
	KDDI Corp.	1,079,400	19,130,862
	Keihan Holdings Co. Ltd.	23,311	570,930
	Keikyu Corp.	50,295	523,403
	Keio Corp.	41,582	1,131,114
#	Keisei Electric Railway Co. Ltd.	152,373	1,578,875
	Kewpie Corp.	53,000	1,205,502
	Keyence Corp.	26,304	10,997,479
#	Kikkoman Corp.	221,600	2,169,280
	Kinden Corp.	65,500	1,695,418
	Kintetsu Group Holdings Co. Ltd.	77,028	1,658,604
	Kirin Holdings Co. Ltd.	257,100	3,889,070
	Kobayashi Pharmaceutical Co. Ltd.	16,400	625,659
	Kobe Bussan Co. Ltd.	55,100	1,683,863
	Kobe Steel Ltd.	260,200	3,051,595
	Koei Tecmo Holdings Co. Ltd.	23,424	401,846
	Koito Manufacturing Co. Ltd.	98,500	1,193,086
	Komatsu Ltd.	298,500	8,632,490
	Konami Group Corp.	35,400	5,055,684
	Kose Corp.	2,430	104,808
	Kotobuki Spirits Co. Ltd.	5,800	86,329
	Kubota Corp. (6326 JP)	365,245	4,244,289
	Kuraray Co. Ltd.	222,000	2,593,290
	Kurita Water Industries Ltd.	50,400	1,668,626
	Kyocera Corp.	440,060	5,215,471
	Kyoto Financial Group, Inc.	111,152	1,907,869
	Kyowa Kirin Co. Ltd.	91,400	1,427,175
	Kyushu Electric Power Co., Inc.	186,400	1,661,349
	Kyushu Financial Group, Inc.	33,300	168,098
	Kyushu Railway Co.	65,500	1,695,227
#	Lasertec Corp.	28,500	2,649,654
	Lion Corp.	112,600	1,380,134
	Lixil Corp.	164,140	1,934,162
	LY Corp.	608,800	2,302,494
#*	M3, Inc.	149,500	1,873,622
	Macnica Holdings, Inc.	2,400	33,368
	Makita Corp. (6586 JP).	79,100	2,313,204

		Shares	Value»
JAPAN — (Continued)
	Marubeni Corp.	272,100	$4,823,967
	Marui Group Co. Ltd.	91,200	1,815,381
	Maruwa Co. Ltd.	3,600	740,255
	MatsukiyoCocokara & Co.	120,440	2,210,872
	Mazda Motor Corp.	345,772	2,067,305
#	McDonald’s Holdings Co. Japan Ltd.	26,100	1,103,596
	Mebuki Financial Group, Inc.	513,249	2,507,799
	Medipal Holdings Corp.	89,050	1,509,012
	MEIJI Holdings Co. Ltd.	104,568	2,570,997
*	Mercari, Inc.	8,600	139,365
	Minebea Mitsumi, Inc.	165,900	2,431,434
	MISUMI Group, Inc.	120,300	1,685,313
	Mitsubishi Chemical Group Corp.	806,713	3,921,880
	Mitsubishi Corp.	740,400	14,057,664
	Mitsubishi Electric Corp.	419,700	8,119,262
	Mitsubishi Estate Co. Ltd.	254,253	4,466,202
	Mitsubishi Gas Chemical Co., Inc.	87,700	1,336,238
	Mitsubishi HC Capital, Inc.	613,970	4,343,308
	Mitsubishi Heavy Industries Ltd.	570,900	11,254,061
	Mitsubishi Logistics Corp.	71,600	494,139
	Mitsubishi Motors Corp.	429,799	1,189,861
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	1,654,272	20,842,374
#	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	527,597	6,668,826
	Mitsui & Co. Ltd. (8031 JP)	543,510	10,990,381
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	1,616	656,581
	Mitsui Chemicals, Inc.	110,600	2,430,403
	Mitsui Fudosan Co. Ltd.	532,800	5,280,393
#	Mitsui OSK Lines Ltd.	117,900	3,926,521
	Miura Co. Ltd.	19,400	413,228

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mizuho Financial Group, Inc. (8411 JP)	501,612	$12,541,610
	MonotaRO Co. Ltd.	79,687	1,532,610
	MS&AD Insurance Group Holdings, Inc.	399,985	9,091,578
	Murata Manufacturing Co. Ltd.	419,700	5,979,281
	Nagoya Railroad Co. Ltd.	4,428	54,000
	NEC Corp.	272,770	6,639,991
#	Nexon Co. Ltd.	106,800	1,675,657
	NGK Insulators Ltd.	134,012	1,653,710
	NH Foods Ltd.	49,000	1,849,912
	NHK Spring Co. Ltd.	17,800	197,816
	Nichias Corp.	4,200	141,296
	Nichirei Corp.	140,200	1,923,184
	NIDEC Corp. (6594 JP)	174,344	3,098,323
	Nifco, Inc.	6,700	166,132
	Nikon Corp.	147,500	1,418,278
	Nintendo Co. Ltd.	87,700	7,280,853
	Nippon Electric Glass Co. Ltd.	6,300	144,149
	Nippon Express Holdings, Inc.	162,000	2,892,972
	Nippon Paint Holdings Co. Ltd.	307,800	2,345,057
	Nippon Sanso Holdings Corp.	83,000	2,656,269
	Nippon Steel Corp.	310,942	6,544,616
	Nippon Telegraph & Telephone Corp.	7,319,800	7,651,215
	Nippon Television Holdings, Inc.	8,700	201,474
	Nippon Yusen KK	142,800	4,665,690
	Nissan Chemical Corp.	58,167	1,701,305
*	Nissan Motor Co. Ltd.	915,900	2,180,418
	Nisshin Seifun Group, Inc.	81,370	1,049,811
	Nissin Foods Holdings Co. Ltd.	49,600	1,093,621
	Niterra Co. Ltd.	94,800	2,951,773
	Nitori Holdings Co. Ltd.	24,300	2,891,329
	Nitto Denko Corp.	342,200	6,014,785
	NOF Corp.	101,400	1,526,359
	Nomura Holdings, Inc. (8604 JP)	619,100	3,450,591
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	247,991	1,376,350

		Shares	Value»
JAPAN — (Continued)
	Nomura Real Estate Holdings, Inc.	320,500	$1,906,156
	Nomura Research Institute Ltd.	134,834	5,105,817
	NS Solutions Corp.	33,800	801,898
	NSK Ltd.	15,400	67,269
	NTT Data Group Corp.	195,500	3,882,706
	Obayashi Corp.	292,800	4,542,843
	OBIC Business Consultants Co. Ltd.	9,700	466,294
	Obic Co. Ltd.	92,500	3,238,563
	Odakyu Electric Railway Co. Ltd.	126,300	1,394,390
	Oji Holdings Corp.	472,500	2,230,452
	Olympus Corp.	349,300	4,576,875
#	Omron Corp.	53,900	1,600,018
	Ono Pharmaceutical Co. Ltd.	142,695	1,642,552
	Open House Group Co. Ltd.	60,100	2,664,948
	Oracle Corp. Japan	12,652	1,521,041
	Oriental Land Co. Ltd.	202,700	4,293,084
	ORIX Corp. (8591 JP)	343,700	6,894,632
	Osaka Gas Co. Ltd.	131,100	3,324,442
	Otsuka Corp.	68,100	1,510,394
	Otsuka Holdings Co. Ltd.	124,900	6,088,971
	Pan Pacific International Holdings Corp.	140,592	4,328,467
	Panasonic Holdings Corp.	685,740	7,862,669
	Persol Holdings Co. Ltd.	1,105,565	2,002,479
*	Rakuten Bank Ltd.	34,300	1,442,579
*	Rakuten Group, Inc.	435,113	2,565,569
	Recruit Holdings Co. Ltd.	381,000	21,113,211
	Renesas Electronics Corp.	573,100	6,725,476
	Resona Holdings, Inc.	552,231	4,429,883
	Resonac Holdings Corp.	118,700	2,158,911
	Ricoh Co. Ltd.	270,100	2,840,942
	Rinnai Corp.	43,500	974,332
	Rohm Co. Ltd.	138,248	1,258,746
	Rohto Pharmaceutical Co. Ltd.	60,052	1,004,501
	Round One Corp.	21,286	132,130
	Ryohin Keikaku Co. Ltd.	119,200	4,029,025
	Sankyo Co. Ltd.	133,100	2,025,855
	Sanrio Co. Ltd.	71,400	2,845,019

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Santen Pharmaceutical Co. Ltd.	148,192	$1,500,945
	Sanwa Holdings Corp.	119,500	3,922,310
	Sapporo Holdings Ltd.	22,100	1,227,290
	SBI Holdings, Inc.	112,450	2,956,813
#	SBI Sumishin Net Bank Ltd.	20,600	601,114
	SCREEN Holdings Co. Ltd.	34,900	2,320,746
	SCSK Corp.	55,699	1,456,831
	Secom Co. Ltd.	114,200	4,199,183
	Sega Sammy Holdings, Inc.	93,448	1,961,331
	Seibu Holdings, Inc.	109,000	2,634,386
	Seiko Epson Corp.	163,400	2,266,860
	Seino Holdings Co. Ltd.	68,100	1,071,777
	Sekisui Chemical Co. Ltd.	188,700	3,297,328
	Sekisui House Ltd.	192,960	4,436,188
	Seven & i Holdings Co. Ltd.	890,228	13,104,708
	Seven Bank Ltd.	11,201	20,156
	SG Holdings Co. Ltd.	170,100	1,791,093
#*	Sharp Corp.	90,600	537,117
	Shimadzu Corp.	77,300	1,978,681
	Shimamura Co. Ltd.	23,708	1,577,506
	Shimano, Inc.	18,300	2,578,201
	Shimizu Corp.	237,600	2,538,302
	Shin-Etsu Chemical Co. Ltd.	442,700	13,472,011
	Shionogi & Co. Ltd.	256,200	4,304,291
	Shiseido Co. Ltd.	102,191	1,680,146
#	Shizuoka Financial Group, Inc.	202,870	2,254,401
	Skylark Holdings Co. Ltd.	139,100	2,886,914
	SMC Corp.	7,500	2,427,307
	Socionext, Inc.	6,100	65,609
	SoftBank Corp.	7,901,000	11,956,148
	SoftBank Group Corp.	385,476	19,493,380
	Sohgo Security Services Co. Ltd.	219,600	1,735,644
	Sojitz Corp.	107,299	2,538,461
	Sompo Holdings, Inc.	309,182	10,132,233
	Sony Group Corp. (6758 JP)	2,161,700	57,031,665
	Square Enix Holdings Co. Ltd.	24,300	1,405,099
	Stanley Electric Co. Ltd.	68,800	1,289,237
	Subaru Corp.	332,586	6,022,440
	Sugi Holdings Co. Ltd.	63,300	1,329,669
	SUMCO Corp.	134,000	924,076

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Bakelite Co. Ltd.	4,200	$97,654
	Sumitomo Chemical Co. Ltd.	675,649	1,633,252
	Sumitomo Corp.	240,000	5,859,929
	Sumitomo Electric Industries Ltd.	353,200	5,677,124
	Sumitomo Forestry Co. Ltd.	97,000	2,793,039
	Sumitomo Heavy Industries Ltd.	9,310	193,851
	Sumitomo Metal Mining Co. Ltd.	110,236	2,445,808
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	814,620	19,434,563
	Sumitomo Mitsui Trust Group, Inc.	195,080	4,826,039
	Sumitomo Realty & Development Co. Ltd.	127,000	4,730,276
	Sumitomo Rubber Industries Ltd.	114,512	1,442,080
	Sundrug Co. Ltd.	43,000	1,432,858
	Suntory Beverage & Food Ltd.	71,700	2,505,258
	Suzuken Co. Ltd.	20,400	737,004
	Suzuki Motor Corp.	601,200	7,204,575
	Sysmex Corp.	180,864	3,357,406
	T&D Holdings, Inc.	172,600	3,672,687
	Taiheiyo Cement Corp.	42,501	1,144,355
	Taisei Corp.	61,700	3,345,497
	Takasago Thermal Engineering Co. Ltd.	3,500	154,854
	Takashimaya Co. Ltd.	66,000	508,870
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	468,997	14,186,503
	TBS Holdings, Inc.	17,600	590,398
	TDK Corp. (6762 JP)	709,010	7,566,159
	Terumo Corp.	188,400	3,606,112
	THK Co. Ltd.	39,800	980,472
	TIS, Inc.	90,799	2,620,747
	Tobu Railway Co. Ltd.	73,599	1,343,030
	Toei Animation Co. Ltd.	18,500	447,347
#	Toei Co. Ltd.	11,100	406,667
	Toho Co. Ltd. (9602 JP)	29,400	1,678,489
#	Toho Gas Co. Ltd.	29,600	885,421
	Toho Holdings Co. Ltd.	16,900	552,485

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tohoku Electric Power Co., Inc.	206,000	$1,480,430
	Tokio Marine Holdings, Inc. (8766 JP)	655,243	26,263,681
	Tokyo Century Corp.	122,900	1,294,301
*	Tokyo Electric Power Co. Holdings, Inc.	642,472	1,965,421
	Tokyo Electron Ltd.	131,100	19,520,570
	Tokyo Gas Co. Ltd.	126,400	4,199,361
	Tokyo Ohka Kogyo Co. Ltd.	47,200	1,038,394
	Tokyo Tatemono Co. Ltd.	122,419	2,194,767
	Tokyu Corp.	193,118	2,342,139
	Tokyu Fudosan Holdings Corp.	454,800	3,185,335
	Tomy Co. Ltd.	17,900	394,104
	TOPPAN Holdings, Inc.	100,000	2,807,254
	Toray Industries, Inc.	571,293	3,648,570
	Tosoh Corp.	133,800	1,886,141
	TOTO Ltd.	52,800	1,392,255
	Toyo Seikan Group Holdings Ltd.	72,000	1,257,026
	Toyo Suisan Kaisha Ltd.	26,600	1,719,577
	Toyo Tire Corp.	36,512	682,657
	Toyoda Gosei Co. Ltd.	4,800	92,168
	Toyota Boshoku Corp.	15,619	224,113
	Toyota Industries Corp.	30,100	3,529,974
	Toyota Motor Corp. (7203 JP)	2,968,515	56,696,890
#	Toyota Motor Corp. (TM US), Sponsored ADR	15,100	2,887,422
	Toyota Tsusho Corp.	247,980	4,928,038
	Trend Micro, Inc. (4704 JP)	47,000	3,372,278
	Tsumura & Co.	5,100	153,362
	Tsuruha Holdings, Inc.	23,900	1,922,495
	Unicharm Corp.	386,297	3,586,821
	USS Co. Ltd.	181,300	1,807,151
	Welcia Holdings Co. Ltd.	37,199	655,860
	West Japan Railway Co.	161,700	3,401,520
	Yakult Honsha Co. Ltd.	83,100	1,707,042
	Yamada Holdings Co. Ltd.	277,400	893,999
	Yamaguchi Financial Group, Inc.	73,100	863,628
	Yamaha Corp.	156,600	1,144,579

		Shares	Value»
JAPAN — (Continued)
	Yamaha Motor Co. Ltd.	567,900	$4,460,135
	Yamato Holdings Co. Ltd.	95,800	1,360,146
#	Yamato Kogyo Co. Ltd.	21,200	1,262,431
	Yamazaki Baking Co. Ltd.	42,300	1,012,601
	Yaoko Co. Ltd.	6,100	408,565
	Yaskawa Electric Corp.	81,100	1,708,719
	Yokogawa Electric Corp.	76,200	1,648,979
	Yokohama Rubber Co. Ltd.	91,300	1,996,258
	Zensho Holdings Co. Ltd.	30,700	1,897,055
	ZOZO, Inc.	138,300	1,404,504

TOTAL JAPAN			1,368,929,354

LUXEMBOURG — (0.2%)
#	ArcelorMittal SA (MT US)	191,471	5,684,762
#	Eurofins Scientific SE	67,409	4,253,936
*	InPost SA	18,849	318,395
Ω	Samsonite Group SA	15,300	27,414
	Subsea 7 SA	98,067	1,484,836
	Tenaris SA (TEN IM)	101,644	1,694,907
#	Tenaris SA (TS US), ADR	13,804	459,535

TOTAL LUXEMBOURG			13,923,785

NETHERLANDS — (4.3%)
Ω	ABN AMRO Bank NV	204,834	4,244,743
*Ω	Adyen NV	2,833	4,584,397
	Aegon Ltd. (AEG US)	317,519	2,041,647
	Aegon Ltd. (AGN NA)	350,997	2,257,593
	Airbus SE	134,972	22,903,466
	Akzo Nobel NV	61,706	3,895,772
*	Argenx SE (ARGX BB)	4,901	3,168,248
*	Argenx SE (ARGX US), ADR	2,482	1,601,238
	ASM International NV	19,135	9,352,939
	ASML Holding NV (ASML NA)	30,871	20,666,169
	ASML Holding NV (ASML US)	67,386	45,019,239
	ASR Nederland NV	106,539	6,722,485
	BE Semiconductor Industries NV	2,775	300,543
#Ω	CTP NV	11,909	223,687
Ω	Euronext NV	37,614	6,287,074

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Ferrari NV (RACE IM)	35,703	$16,344,329
	Ferrari NV (RACE US)	65	30,016
	Ferrovial SE	107,922	5,264,705
	HAL Trust	3,624	476,902
*	Havas NV	340,073	565,731
	Heineken NV	72,335	6,475,079
	IMCD NV	6,566	873,151
	ING Groep NV (INGA NA)	811,477	15,758,331
	JDE Peet’s NV	19,661	475,971
	Koninklijke Ahold Delhaize NV (AD NA)	477,963	19,624,705
	Koninklijke KPN NV	2,098,613	9,762,440
#*	Koninklijke Philips NV (PHG US)	175,457	4,447,835
*	Koninklijke Philips NV (PHIA NA)	142,434	3,614,949
	NN Group NV	162,562	9,968,366
	Prosus NV (PRX NA)	247,466	11,602,342
	Randstad NV	2,424	97,299
	Stellantis NV (STLA UX)	26,989	250,458
#	Stellantis NV (STLAM IM)	852,765	7,935,343
#	STMicroelectronics NV (STM FP)	178,896	4,066,862
	STMicroelectronics NV (STM US)	187,899	4,267,186
#	Universal Music Group NV	275,518	8,101,739
	Wolters Kluwer NV	112,269	19,822,096

TOTAL NETHERLANDS			283,095,075

NEW ZEALAND — (0.3%)
	a2 Milk Co. Ltd.	250,340	1,303,188
	Auckland International Airport Ltd.	326,312	1,457,818
#	Chorus Ltd. (CNU NZ)	377,181	1,778,898
#	Contact Energy Ltd.	332,894	1,753,679
	EBOS Group Ltd.	59,242	1,289,308
	Fisher & Paykel Healthcare Corp. Ltd.	139,336	2,810,827
*	Fletcher Building Ltd. (FBU NZ)	358,567	652,855
	Fonterra Co-Operative Group Ltd.	22,286	72,042
	Infratil Ltd.	229,393	1,437,773
	Mainfreight Ltd.	29,044	958,479
	Mercury NZ Ltd.	200,803	666,329
#	Meridian Energy Ltd.	293,126	954,175
#	Port of Tauranga Ltd.	117,196	428,852

		Shares	Value»
NEW ZEALAND — (Continued)
*	Ryman Healthcare Ltd.	53,412	$70,058
	Spark New Zealand Ltd.	663,722	822,301
	Summerset Group Holdings Ltd.	22,395	143,311
	Vector Ltd.	65,942	155,699
*	Xero Ltd.	49,167	5,177,928

TOTAL NEW ZEALAND			21,933,520

NORWAY — (0.6%)
	Aker ASA, Class A	6,538	379,112
	Aker BP ASA	131,797	2,829,353
	Aker Solutions ASA	134,249	364,366
	Austevoll Seafood ASA	53,414	503,205
#*Ω	AutoStore Holdings Ltd	67,198	30,284
	Bakkafrost P	10,429	525,890
#*	Bluenord ASA	898	51,443
	Borregaard ASA	31,776	546,732
	DNB Bank ASA	220,050	5,500,833
*Ω	Entra ASA	18,738	216,112
	Equinor ASA	343,106	7,766,418
#	Frontline PLC	61,270	1,032,990
	Gjensidige Forsikring ASA	31,239	730,956
	Golar LNG Ltd.	6,906	293,540
#	Golden Ocean Group Ltd	54,047	416,688
#	Hoegh Autoliners ASA	14,235	114,571
	Kongsberg Gruppen ASA	17,719	2,854,685
	Leroy Seafood Group ASA	99,660	436,821
	Mowi ASA	83,404	1,529,336
*	Nordic Semiconductor ASA	13,813	138,508
	Norsk Hydro ASA	341,534	1,811,638
	Orkla ASA	93,852	1,046,680
	Protector Forsikring ASA	20,382	717,354
	Salmar ASA	12,699	627,523
	Schibsted ASA (SCHA NO), Class A	10,518	320,092
	Schibsted ASA (SCHB NO), Class B	15,214	439,337
	SpareBank 1 Sor-Norge ASA	79,319	1,265,713
	Storebrand ASA	257,410	3,107,867
	Telenor ASA	127,673	1,917,646
	TGS ASA	94,327	703,530
	TOMRA Systems ASA	45,197	713,085
	Var Energi ASA	189,869	522,085

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Veidekke ASA	47,493	$714,627
	Wallenius Wilhelmsen ASA	75,368	546,229
	Wilh Wilhelmsen Holding ASA, Class A	1,018	37,937
	Yara International ASA	43,860	1,423,412

TOTAL NORWAY			42,176,598

PORTUGAL — (0.2%)
	EDP SA (EDP PL)	1,302,139	5,132,593
	Galp Energia SGPS SA	333,437	5,166,198
	Jeronimo Martins SGPS SA	117,292	2,838,744

TOTAL PORTUGAL			13,137,535

SINGAPORE — (1.1%)
Ω	BW LPG Ltd.	74,997	753,385
	CapitaLand Investment Ltd.	773,550	1,630,327
	City Developments Ltd.	263,200	1,002,145
	DBS Group Holdings Ltd.	542,548	17,626,942
	Genting Singapore Ltd.	2,058,500	1,167,307
	Hongkong Land Holdings Ltd.	443,000	2,168,042
	Jardine Cycle & Carriage Ltd.	75,310	1,495,786
	Kenon Holdings Ltd.	7,366	226,805
	Keppel Ltd.	497,900	2,503,291
	Oversea-Chinese Banking Corp. Ltd.	863,257	10,683,465
	SATS Ltd.	309,600	667,656
*	Seatrium Ltd.	861,948	1,265,814
	Sembcorp Industries Ltd.	511,720	2,588,366
	Singapore Airlines Ltd.	733,700	3,765,285
	Singapore Exchange Ltd.	307,800	3,386,062
	Singapore Technologies Engineering Ltd.	564,800	3,207,070
	Singapore Telecommunications Ltd.	599,650	1,734,904
	United Overseas Bank Ltd.	419,865	11,151,126
	UOL Group Ltd.	185,987	822,747
	Wilmar International Ltd.	903,900	2,120,078

		Shares	Value»
SINGAPORE — (Continued)
	Yangzijiang Shipbuilding Holdings Ltd.	1,504,200	$2,576,639

TOTAL SINGAPORE			72,543,242

SPAIN — (2.6%)
	ACS Actividades de Construccion y Servicios SA	122,711	7,688,436
Ω	Aena SME SA	25,257	6,344,960
	Amadeus IT Group SA	160,860	12,661,773
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	1,401,013	19,227,560
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	729,514	9,994,342
	Banco de Sabadell SA	2,511,975	7,329,399
#	Banco Santander SA (SAN SM)	3,608,632	25,407,874
	Bankinter SA	8,765	102,103
#	CaixaBank SA	1,480,864	11,349,649
Ω	Cellnex Telecom SA	130,992	5,301,161
#	EDP Renovaveis SA	20,238	189,524
	Endesa SA	108,730	3,265,442
	Iberdrola SA	1,139,019	20,531,782
#	Industria de Diseno Textil SA	322,128	17,322,427
	International Consolidated Airlines Group SA	119,677	415,814
	Mapfre SA	41,985	149,467
#	Naturgy Energy Group SA	33,680	1,003,396
	Redeia Corp. SA	160,836	3,372,777
	Repsol SA (REP SM)	482,574	5,898,827
#	Telefonica SA (TEF SM)	2,057,219	10,568,433
	Telefonica SA (TEF US), Sponsored ADR	163,106	833,472

TOTAL SPAIN			168,958,618

SWEDEN — (2.8%)
	AAK AB	54,219	1,417,928
	AddTech AB, Class B	86,646	2,914,983
	Alfa Laval AB	60,529	2,510,490
*	Asmodee Group AB, Class B	26,150	288,136
	Assa Abloy AB, Class B	199,102	6,043,537

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Atlas Copco AB (ATCOA SS), Class A	671,935	$10,400,678
	Atlas Copco AB (ATCOB SS), Class B	412,967	5,734,344
#	Atrium Ljungberg AB, Class B	80,330	284,442
#	Avanza Bank Holding AB	71,879	2,388,551
#	Axfood AB	40,005	1,118,394
#	Beijer Ref AB	76,553	1,167,690
	Betsson AB, Class B	30,897	540,360
	Billerud Aktiebolag	90,415	954,062
*	Boliden AB	143,974	4,411,368
	Bure Equity AB	26,882	905,731
*	Camurus AB	11,372	730,843
#*	Castellum AB	127,644	1,553,454
	Catena AB	13,056	614,628
*	Electrolux AB, Class B	3,990	24,909
#*	Embracer Group AB	26,150	330,007
	Epiroc AB (EPIA SS), Class A	177,442	3,838,906
	Epiroc AB (EPIB SS), Class B	99,521	1,951,762
	EQT AB	29,688	857,910
	Essity AB (ESSITYA SS), Class A	8,605	247,274
	Essity AB (ESSITYB SS), Class B	156,516	4,526,292
#Ω	Evolution AB	41,375	2,866,237
#	Fabege AB	92,014	786,057
*	Fastighets AB Balder, Class B	219,988	1,581,370
	Fortnox AB	194,108	1,757,634
#	Getinge AB, Class B	79,031	1,527,432
#	H & M Hennes & Mauritz AB, Class B	192,384	2,787,755
	Hemnet Group AB	45,149	1,549,772
	Hexagon AB, Class B	359,770	3,501,484
#	Hexpol AB	116,699	1,014,752
	Holmen AB (HOLMB SS), Class B	30,769	1,216,576
	Hufvudstaden AB, Class A	9,910	120,663
	Husqvarna AB (HUSQA SS), Class A	12,600	58,581
#	Husqvarna AB (HUSQB SS), Class B	142,561	663,087
	Indutrade AB	83,885	2,269,394
	Lagercrantz Group AB, Class B	111,522	2,541,118

		Shares	Value»
SWEDEN — (Continued)
	Lifco AB, Class B	50,995	$1,974,258
	Loomis AB	31,658	1,317,651
	Medicover AB, Class B	35,267	880,060
Ω	Munters Group AB	59,686	763,880
	Mycronic AB	42,637	1,702,538
	Nibe Industrier AB, Class B	236,728	1,009,503
	Nordnet AB publ	59,465	1,574,170
	Pandox AB	52,404	877,442
	Saab AB, Class B	46,916	2,184,620
#	Sagax AB (SAGAB SS), Class B	72,944	1,657,965
#	Sandvik AB	245,661	5,071,531
	Sectra AB, Class B	52,754	1,618,529
#	Securitas AB, Class B	225,286	3,570,051
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	442,167	7,016,160
#	Skanska AB, Class B	148,452	3,449,524
	SKF AB (SKFA SS), Class A	5,065	100,503
	SKF AB (SKFB SS), Class B	161,381	3,163,290
#	SSAB AB (SSABA SS), Class A	135,094	853,636
#	SSAB AB (SSABB SS), Class B	307,719	1,912,748
	Svenska Cellulosa AB SCA (SCAA SS), Class A	8,605	110,779
	Svenska Cellulosa AB SCA (SCAB SS), Class B	192,067	2,483,532
	Svenska Handelsbanken AB (SHBA SS), Class A	292,444	3,828,036
#	Svenska Handelsbanken AB (SHBB SS), Class B	3,612	70,988
	Sweco AB, Class B	73,964	1,301,171
	Swedbank AB, Class A	193,925	4,841,114
*	Swedish Orphan Biovitrum AB	46,038	1,400,232
	Tele2 AB, Class B	284,401	4,196,060
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	17,870	149,666
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	1,161,673	9,813,093
#	Telia Co. AB	1,256,555	4,720,211
Ω	Thule Group AB	37,171	847,273

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Trelleborg AB, Class B	97,629	$3,366,411
	Vitrolife AB	6,473	105,355
	Volvo AB (VOLVA SS), Class A	82,123	2,240,024
	Volvo AB (VOLVB SS), Class B	647,552	17,602,744
#*	Volvo Car AB, Class B	344,095	586,933
#	Wallenstam AB, Class B	162,936	805,613
#	Wihlborgs Fastigheter AB	108,561	1,126,034

TOTAL SWEDEN			180,291,919

SWITZERLAND — (8.3%)
	ABB Ltd	293,918	15,522,028
#	Alcon AG	192,210	18,752,873
	Baloise Holding AG	7,395	1,645,184
#	Banque Cantonale Vaudoise	5,454	671,265
	BKW AG	7,964	1,596,681
	Chocoladefabriken Lindt & Spruengli AG	35	4,957,488
	Cie Financiere Richemont SA, Class A	144,014	25,448,023
	Coca-Cola HBC AG	77,054	4,012,488
	DSM-Firmenich AG	28,398	3,084,964
	EMS-Chemie Holding AG	2,147	1,582,986
	Geberit AG	14,480	10,030,590
	Givaudan SA	2,013	9,711,435
	Helvetia Holding AG	3,853	849,962
	Holcim AG (HOLN FP)	29,333	3,255,472
	Holcim AG (HOLN SW)	159,276	17,798,756
	Julius Baer Group Ltd	92,739	6,013,943
	Kuehne & Nagel International AG	17,809	4,101,359
#	Logitech International SA (LOGI US)	35,716	2,692,629
	Logitech International SA (LOGN SW)	13,924	1,058,086
	Lonza Group AG	24,189	17,380,019
	Nestle SA	702,768	74,800,788
	Novartis AG (NOVN SW)	340,245	38,807,395
	Novartis AG (NVS US), Sponsored ADR	375,290	42,591,662
	Partners Group Holding AG	8,371	10,968,282
	Roche Holding AG (RO SW)	10,773	3,747,675

		Shares	Value»
SWITZERLAND — (Continued)
	Roche Holding AG (ROG SW)	238,935	$78,128,484
	Sandoz Group AG (SDZ SW)	192,877	8,365,977
	Sandoz Group AG (SDZNY US), ADR	39,056	1,694,232
	Schindler Holding AG	9,697	3,438,013
	SGS SA	64,592	6,308,131
	SIG Group AG	24,234	467,473
	Sika AG	48,315	12,074,283
	Sonova Holding AG	17,883	5,497,484
	Straumann Holding AG	24,044	2,931,848
#	Swatch Group AG (UHR SW)	1,504	261,007
#	Swatch Group AG (UHRN SW)	9,109	316,583
	Swiss Life Holding AG	11,467	11,449,339
	Swiss Prime Site AG	12,033	1,696,725
	Swiss Re AG	147,397	26,458,382
	Swisscom AG	17,356	11,574,423
	UBS Group AG (UBS US)	255,910	7,736,170
	UBS Group AG (UBSG SW)	411,734	12,498,336
Ω	VAT Group AG	12,384	4,470,501
	Zurich Insurance Group AG	41,362	29,336,849

TOTAL SWITZERLAND			545,786,273

UNITED KINGDOM — (12.3%)
	3i Group PLC	239,022	13,550,401
	Admiral Group PLC	92,548	4,025,141
Ω	Airtel Africa PLC	417,916	956,399
	Anglo American PLC	436,016	11,902,531
	Antofagasta PLC	108,642	2,384,206
	Ashtead Group PLC	190,595	10,203,010
	Associated British Foods PLC	142,156	3,918,551
	AstraZeneca PLC (AZN LN)	128,443	18,401,618
	AstraZeneca PLC (AZN US), Sponsored ADR	411,034	29,508,131
Ω	Auto Trader Group PLC	474,580	5,331,838
	Aviva PLC	959,090	7,185,891
	BAE Systems PLC	589,279	13,661,041
	Barclays PLC (BARC LN)	1,697,316	6,761,498
	Barclays PLC (BCS US), Sponsored ADR	326,572	5,244,746
	Barratt Redrow PLC	585,678	3,651,227

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Beazley PLC	377,627	$4,474,377
	Berkeley Group Holdings PLC	1,781	99,279
	BP PLC (BP LN)	2,286,869	10,559,368
	BP PLC (BP US), Sponsored ADR	748,671	20,558,492
	British American Tobacco PLC (BATS LN)	442,204	19,261,675
#	British American Tobacco PLC (BTI US), Sponsored ADR	22,867	995,858
	BT Group PLC	4,335,302	10,062,044
	Bunzl PLC	94,984	2,984,826
*	Carnival PLC (CCL LN)	20,899	350,790
	Centrica PLC	2,668,294	5,712,902
	Coca-Cola Europacific Partners PLC	102,049	9,193,922
	Compass Group PLC	437,966	14,765,945
Ω	ConvaTec Group PLC	630,121	2,190,716
	Croda International PLC	9,596	378,792
	Diageo PLC (DEO US), Sponsored ADR	51,045	5,718,061
	Diageo PLC (DGE LN)	169,923	4,771,504
	Diploma PLC	56,315	2,988,161
	easyJet PLC	41,783	277,023
	Endeavour Mining PLC	8,560	231,914
	Entain PLC	30,609	261,674
*††	Evraz PLC	179,407	0
	Experian PLC	325,261	16,182,073
	Fresnillo PLC	115,106	1,542,715
	Games Workshop Group PLC	17,173	3,536,648
	Glencore PLC	3,172,321	10,401,197
	GSK PLC (GSK LN)	714,113	14,127,084
#	GSK PLC (GSK US), Sponsored ADR	363,226	14,474,540
	Haleon PLC (HLN LN)	1,607,334	8,087,896
	Haleon PLC (HLN US), ADR	201,265	2,042,840
	Halma PLC	94,722	3,496,343
	Hikma Pharmaceuticals PLC	7,917	209,797
	Howden Joinery Group PLC	36,711	377,517
	HSBC Holdings PLC (HSBA LN)	2,214,349	24,684,188

		Shares	Value»
UNITED KINGDOM — (Continued)
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	489,951	$27,476,452
	IMI PLC	88,086	2,090,528
	Imperial Brands PLC	378,415	15,527,524
	Informa PLC	432,233	4,222,454
	InterContinental Hotels Group PLC (IHG LN)	56,200	5,997,099
#	InterContinental Hotels Group PLC (IHG US), ADR	1,227	132,424
	Intermediate Capital Group PLC	131,593	3,310,087
#	International Paper Co.	106,680	4,852,961
	Intertek Group PLC	72,170	4,432,314
	Investec PLC	261,826	1,644,045
	J Sainsbury PLC	923,337	3,281,644
	JD Sports Fashion PLC	179,542	189,023
	Kingfisher PLC	99,334	381,790
	Legal & General Group PLC	2,136,040	6,726,563
	Lloyds Banking Group PLC (LLOY LN)	19,674,684	19,329,937
	London Stock Exchange Group PLC	62,942	9,800,763
	M&G PLC	984,675	2,732,360
	Marks & Spencer Group PLC	1,446,215	7,515,320
	Melrose Industries PLC	580,887	3,376,879
	Mondi PLC	174,547	2,649,472
	National Grid PLC (NG LN)	622,990	8,992,300
#	National Grid PLC (NGG US), Sponsored ADR	94,014	6,863,022
	NatWest Group PLC (NWG LN)	2,122,409	13,651,946
	Next PLC	43,637	7,199,079
	Pearson PLC (PSON LN)	188,098	3,015,443
	Phoenix Group Holdings PLC	320,847	2,566,884
	Prudential PLC (PRU LN)	538,464	5,725,366
	Prudential PLC (PUK US), ADR	47,310	1,005,338
	Reckitt Benckiser Group PLC	296,736	19,153,280

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	RELX PLC (REL LN)	170,011	$9,278,374
	RELX PLC (RELX US), Sponsored ADR	104,741	5,722,004
	RELX PLC (REN NA)	200,352	10,907,015
	Rentokil Initial PLC	720,911	3,302,704
	Rightmove PLC	317,075	3,131,482
	Rio Tinto PLC (RIO LN)	154,229	9,190,420
#	Rio Tinto PLC (RIO US), Sponsored ADR	226,623	13,461,406
	Rolls-Royce Holdings PLC	2,436,202	24,660,384
	Sage Group PLC	281,990	4,675,011
	Schroders PLC	295,050	1,300,044
	Severn Trent PLC	109,787	4,083,775
	Shell PLC (SHEL LN)	77,031	2,485,910
#	Shell PLC (SHEL US), ADR	1,019,375	65,729,300
	Smith & Nephew PLC (SN LN)	206,252	2,902,498
	Smith & Nephew PLC (SNN US), Sponsored ADR	13,121	367,650
	Smiths Group PLC	131,756	3,283,306
	Spirax Group PLC	19,361	1,525,956
	SSE PLC	380,284	8,573,910
	St. James’s Place PLC	157,790	1,988,997
	Standard Chartered PLC	1,001,127	14,419,488
	Taylor Wimpey PLC	178,836	281,006
	Tesco PLC	2,917,617	14,439,293
#	Unilever PLC (UL US), Sponsored ADR	201,405	12,799,288
	Unilever PLC (ULVR LN)	89,128	5,674,769
	Unilever PLC (UNA NA)	248,265	15,831,894
	United Utilities Group PLC	283,252	4,258,512
	Vodafone Group PLC (VOD LN)	8,780,935	8,629,027
	Vodafone Group PLC (VOD US), Sponsored ADR	21,712	211,913
	Weir Group PLC	112,716	3,397,656
	Whitbread PLC	9,379	325,742
*	Wise PLC, Class A	111,056	1,456,655

		Shares	Value»
UNITED KINGDOM — (Continued)
	WPP PLC (WPP LN)	260,445	$2,019,114
	WPP PLC (WPP US), Sponsored ADR	13,587	523,915

TOTAL UNITED KINGDOM			806,367,105

TOTAL COMMON STOCKS			6,245,221,816

PREFERRED STOCKS — (0.3%)

GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 8.479%	24,220	1,954,475
Ω	Dr. Ing hc F Porsche AG, 5.225%	27,451	1,380,007
	Henkel AG & Co. KGaA, 2.969%	69,345	5,385,773
	Porsche Automobil Holding SE, 7.072%	62,054	2,558,539
	Sartorius AG, 0.326%	3,717	964,913
	Volkswagen AG, 9.469%	83,376	9,072,172

TOTAL GERMANY			21,315,879

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	6,143	0

PORTUGAL — (0.0%)
#*	EDP Renovaveis SA Rights 05/07/2025	20,238	2,064

TOTAL RIGHTS/WARRANTS			2,064

TOTAL INVESTMENT SECURITIES (Cost $3,778,146,162)			6,266,539,759

			Value†

SECURITIES LENDING COLLATERAL — (4.6%)
@§	The DFA Short Term Investment Fund	26,023,300	300,959,467

TOTAL INVESTMENTS — (100.0%) (Cost $4,079,119,447)			$6,567,499,226

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2025, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	186	06/20/25	$51,733,203	$51,959,100	$225,897

Total Futures Contracts			$51,733,203	$51,959,100	$225,897

As of April 30, 2025, the value of Rule 144A securities amounted to $72,277,434 or 1.1% of net assets.

Summary of the Portfolio’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$15,165,090	$368,202,379	—	$383,367,469
Austria	—	14,707,649	—	14,707,649
Belgium	—	58,127,687	—	58,127,687
Canada	663,033,050	2,681,619	—	665,714,669
Denmark	189,615	142,761,593	—	142,951,208
Finland	1,118,129	59,372,038	—	60,490,167
France	1,701,234	524,875,872	—	526,577,106
Germany	21,778,963	523,004,670	—	544,783,633
Hong Kong	—	95,364,220	—	95,364,220
Ireland	1,200,638	40,767,284	—	41,967,922
Israel	5,075,467	46,468,823	—	51,544,290
Italy	158,965	142,323,807	—	142,482,772
Japan	12,601,287	1,356,328,067	—	1,368,929,354
Luxembourg	6,144,297	7,779,488	—	13,923,785
Netherlands	57,657,619	225,437,456	—	283,095,075
New Zealand	—	21,933,520	—	21,933,520
Norway	293,540	41,883,058	—	42,176,598
Portugal	—	13,137,535	—	13,137,535
Singapore	—	72,543,242	—	72,543,242
Spain	10,827,814	158,130,804	—	168,958,618
Sweden	288,136	180,003,783	—	180,291,919
Switzerland	71,581,623	474,204,650	—	545,786,273
United Kingdom	213,067,294	593,299,811	—	806,367,105
Preferred Stocks
Germany	—	21,315,879	—	21,315,879
Rights/Warrants
Portugal	—	2,064	—	2,064
Securities Lending Collateral	—	300,959,467	—	300,959,467

Total Investments in Securities	$1,081,882,761	$5,485,616,465	—	$6,567,499,226

Financial Instruments
Assets
Futures Contracts**	225,897	—	—	225,897

Total Financial Instruments	$225,897	—	—	$225,897

** Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.7%)
AUSTRALIA — (5.7%)
*	3P Learning Ltd.	182,513	$76,109
	Accent Group Ltd.	1,867,320	2,216,171
	Acrow Ltd.	799,638	532,408
#	Adairs Ltd.	578,897	875,474
	AGL Energy Ltd.	1,030,143	7,020,431
*	AI-Media Technologies Ltd.	21,654	9,828
*	Ainsworth Game Technology Ltd.	387,271	237,551
*	Alkane Resources Ltd.	1,394,142	717,383
*	Alliance Aviation Services Ltd.	84,362	148,157
	ALS Ltd.	1,149,918	12,617,433
#*	AMA Group Ltd.	8,154,665	323,307
#	Amotiv Ltd.	609,332	3,021,455
	AMP Ltd.	10,886,227	8,991,546
*	Amplitude Energy Ltd.	12,632,337	1,494,519
#	Ampol Ltd.	792,682	12,036,251
	Ansell Ltd.	505,746	9,811,244
	ANZ Group Holdings Ltd.	2,163,379	41,368,687
	APA Group	1,421,098	7,477,780
#*	Appen Ltd.	483,540	248,180
#*	Arafura Rare Earths Ltd. (ARU AU)	3,470,709	454,306
#	ARB Corp. Ltd.	272,772	5,496,909
	Aristocrat Leisure Ltd.	749,245	31,999,541
#	ARN Media Ltd.	1,779,831	637,580
*	Articore Group Ltd.	321,992	31,736
#	ASX Ltd.	93,407	4,229,648
	Atlas Arteria Ltd.	1,996,188	6,612,085
	AUB Group Ltd.	252,163	5,149,031
*	Audinate Group Ltd.	38,142	149,731
*	Aurelia Metals Ltd.	6,238,789	1,174,364
	Aurizon Holdings Ltd.	7,262,625	14,218,139
	Aussie Broadband Ltd.	606,996	1,594,653
*	Austal Ltd.	1,838,923	6,230,330
	Austin Engineering Ltd.	36,772	10,269
#*	Australian Agricultural Co. Ltd.	1,258,308	1,153,712
#	Australian Clinical Labs Ltd.	757,883	1,513,142
#	Australian Ethical Investment Ltd.	253,283	840,391

		Shares	Value»
AUSTRALIA — (Continued)
#	Australian Finance Group Ltd.	810,904	$945,038
#*	Australian Strategic Materials Ltd.	391,361	159,657
*	Australian Vanadium Ltd.	710,488	4,550
#	Autosports Group Ltd.	10,383	12,821
*	AVJennings Ltd.	408,347	168,630
#	Baby Bunting Group Ltd.	453,556	454,684
#	Bank of Queensland Ltd.	2,984,695	14,257,485
#*	Bannerman Energy Ltd. (BMN AU)	93,589	142,691
	Bapcor Ltd.	1,101,242	3,578,077
	Beach Energy Ltd.	8,712,124	6,557,863
#	Beacon Lighting Group Ltd.	7,221	15,290
	Bega Cheese Ltd.	1,804,540	6,527,710
#	Bell Financial Group Ltd.	286,368	234,863
*	Bellevue Gold Ltd.	3,689,213	2,147,744
	Bendigo & Adelaide Bank Ltd.	1,880,756	13,454,606
	BHP Group Ltd. (BHP AU)	4,062,481	96,823,757
	BHP Group Ltd. (BHP LN), Class DI	338,292	8,045,188
	BHP Group Ltd. (BHP US), Sponsored ADR	1,184,773	56,335,956
#	Bisalloy Steel Group Ltd.	5,274	11,402
	BlueScope Steel Ltd.	1,024,289	15,688,476
#*	Boss Energy Ltd.	646,100	1,321,070
	Brambles Ltd.	2,189,246	28,770,320
	Bravura Solutions Ltd.	1,374,835	1,932,961
	Breville Group Ltd.	342,840	6,286,082
#	Brickworks Ltd.	372,034	5,992,857
	Capral Ltd.	14,656	95,211
*	Capricorn Metals Ltd.	1,491,376	8,823,669
	CAR Group Ltd.	194,213	4,145,341
#*	Carnarvon Energy Ltd.	6,152,554	433,965
#	Cash Converters International Ltd.	1,858,189	283,714
#*	Catapult Group International Ltd.	192,104	503,087

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Cedar Woods Properties Ltd.	298,918	$1,071,886
*	Centrebet International Ltd.	22,005	0
#*	Cettire Ltd.	602,468	173,227
	Challenger Ltd.	2,117,291	9,593,793
#	Champion Iron Ltd.	1,813,855	5,302,385
#*	Chrysos Corp. Ltd.	13,677	33,669
*	City Chic Collective Ltd.	255,554	13,551
	Civmec Australia Ltd.	327,100	184,225
	Cleanaway Waste Management Ltd.	6,149,747	10,234,448
#	Clinuvel Pharmaceuticals Ltd.	79,086	576,027
	Clover Corp. Ltd.	41,173	11,616
#*	Coast Entertainment Holdings Ltd.	1,813,268	470,128
	Cochlear Ltd.	71,657	12,549,332
	Codan Ltd.	531,345	5,351,883
#*	Cogstate Ltd.	34,463	29,421
	Coles Group Ltd.	1,798,408	24,422,031
#	Collins Foods Ltd.	571,168	3,006,965
*	Comet Ridge Ltd.	551,430	47,718
	Commonwealth Bank of Australia	660,983	70,453,575
	Computershare Ltd.	703,248	18,376,857
#*	Core Lithium Ltd.	493,674	22,078
#	Corporate Travel Management Ltd.	255,204	2,084,023
#	Credit Corp. Group Ltd.	240,953	2,084,957
	CSL Ltd.	144,130	23,134,729
#	Data#3 Ltd.	806,304	3,755,039
#*	Deep Yellow Ltd.	987,096	717,932
	Deterra Royalties Ltd.	1,021,339	2,381,296
#*	Develop Global Ltd.	23,536	48,829
	Dicker Data Ltd.	348,192	1,881,319
	Domain Holdings Australia Ltd.	727,314	1,999,799
#	Domino’s Pizza Enterprises Ltd.	194,495	3,143,284
	Downer EDI Ltd.	3,019,034	11,024,518
#*	DUG Technology Ltd.	13,704	9,077
#	Duratec Ltd.	254,341	279,063
	Dyno Nobel Ltd.	6,110,575	8,870,119
#	Eagers Automotive Ltd.	625,153	7,378,127
	Elders Ltd.	972,861	3,940,621
#*	Electro Optic Systems Holdings Ltd.	27,306	21,465
#*	Emeco Holdings Ltd.	1,482,020	722,862

		Shares	Value»
AUSTRALIA — (Continued)
#*	Emerald Resources NL	2,042,095	$5,243,574
#*	EML Payments Ltd.	930,319	582,267
#	Endeavour Group Ltd.	4,440,686	11,358,868
*	Energy World Corp. Ltd.	5,484,798	77,507
	Enero Group Ltd.	111,101	51,219
*	Environmental Group Ltd.	176,104	26,624
	EQT Holdings Ltd.	77,433	1,609,195
*	ESG Minerals	4,224	0
	Euroz Hartleys Group Ltd.	129,142	70,622
	Evolution Mining Ltd.	6,791,671	34,060,372
	EVT Ltd.	433,730	3,904,586
*	Fenix Resources Ltd.	127,590	23,209
	Finbar Group Ltd.	5,532	2,716
#*	Findi Ltd.	2,941	8,690
*	FleetPartners Group Ltd.	1,062,096	1,895,153
#	Fleetwood Ltd.	403,476	751,186
#	Flight Centre Travel Group Ltd.	588,435	4,828,236
	Fortescue Ltd.	2,360,751	24,381,097
	G8 Education Ltd.	3,516,633	2,827,461
*	Genesis Minerals Ltd.	146,104	360,795
	GenusPlus Group Ltd.	6,945	12,376
	Gold Road Resources Ltd.	4,867,776	9,444,170
#	GR Engineering Services Ltd.	185,799	334,394
	GrainCorp Ltd., Class A	1,099,366	4,680,601
	Grange Resources Ltd.	3,012,722	386,128
	GWA Group Ltd.	1,036,706	1,575,885
	Hafnia Ltd.	594,739	2,741,506
	Hansen Technologies Ltd.	728,817	2,529,037
	Harvey Norman Holdings Ltd.	2,353,566	7,868,795
*	Healius Ltd.	4,421,142	4,116,208
	Helia Group Ltd.	2,111,355	6,543,948
*	Highfield Resources Ltd.	332,037	28,129
*	Hillgrove Resources Ltd.	812,234	18,237
	Horizon Oil Ltd.	237,477	28,127
	HUB24 Ltd.	124,786	5,764,963
#	Humm Group Ltd.	1,782,108	582,631
#	IDP Education Ltd.	216,089	1,225,517
	IGO Ltd.	733,814	1,838,641

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Iluka Resources Ltd.	1,567,192	$4,152,116
	Imdex Ltd.	1,592,388	3,012,471
#*	Immutep Ltd. (IMM AU)	425,572	73,442
#*	Immutep Ltd. (IMMP US), Sponsored ADR	5,613	9,598
*	ImpediMed Ltd.	12,557	307
*	Imugene Ltd.	3,662,603	56,684
#	Infomedia Ltd.	1,643,926	1,304,789
	Inghams Group Ltd.	1,676,110	3,679,668
*	Insignia Financial Ltd.	2,618,831	6,310,459
	Insurance Australia Group Ltd.	5,989,377	31,459,019
#	Integral Diagnostics Ltd.	832,105	1,286,808
#*	ioneer Ltd.	1,638,925	151,820
#	IPD Group Ltd.	21,113	54,085
	IPH Ltd.	758,643	2,215,885
	IRESS Ltd.	208,981	1,064,210
	IVE Group Ltd.	423,738	714,747
	JB Hi-Fi Ltd.	443,358	29,380,329
#	Johns Lyng Group Ltd.	847,441	1,205,201
*	Judo Capital Holdings Ltd.	282,398	321,966
#	Jupiter Mines Ltd.	3,457,698	331,511
#	Karoon Energy Ltd.	3,163,888	2,912,511
#	Kelsian Group Ltd.	347,540	603,790
#	Kogan.com Ltd.	163,297	470,506
	Lendlease Corp. Ltd.	1,771,905	5,970,462
#	Lifestyle Communities Ltd.	334,182	1,526,492
#	Lindsay Australia Ltd.	315,534	143,571
#*	Liontown Resources Ltd.	918,176	308,452
	Lottery Corp. Ltd.	3,159,237	10,528,242
#	Lovisa Holdings Ltd.	287,828	4,595,037
#	Lycopodium Ltd.	97,952	679,737
#*	Lynas Rare Earths Ltd.	1,285,098	7,025,313
	MA Financial Group Ltd.	229,293	973,639
#	Maas Group Holdings Ltd.	20,979	53,124
	Macmahon Holdings Ltd.	4,944,481	857,136
	Macquarie Group Ltd.	184,518	22,801,817
*	Macquarie Technology Group Ltd.	22,558	858,340
#	Mader Group Ltd.	24,395	99,536
#	Magellan Financial Group Ltd.	868,642	4,258,561

		Shares	Value»
AUSTRALIA — (Continued)
*	Mayne Pharma Group Ltd.	280,148	$1,259,468
#	McMillan Shakespeare Ltd.	290,019	2,841,455
*	McPherson’s Ltd.	428,353	72,510
	Medibank Pvt Ltd.	3,885,523	11,558,361
#*	Megaport Ltd.	399,311	2,937,564
*	Mesoblast Ltd. (MESO US), ADR	796	9,074
#*	Mesoblast Ltd. (MSB AU)	613,688	706,478
#*	Metals X Ltd.	2,644,985	956,386
#	Metcash Ltd.	4,197,178	8,645,223
*	Michael Hill International Ltd. (MHJ AU)	70,160	17,958
*	Michael Hill International Ltd. (MHJ NZ)	72,300	18,556
#*	Mineral Resources Ltd.	363,574	4,781,355
	Monadelphous Group Ltd.	342,296	3,539,595
	Monash IVF Group Ltd.	1,198,480	645,255
#*	Mount Gibson Iron Ltd.	2,911,198	578,455
	Myer Holdings Ltd.	9,202,242	4,245,270
#	MyState Ltd.	630,564	1,575,078
*	Nanosonics Ltd.	250,778	770,037
	National Australia Bank Ltd.	2,515,057	58,074,436
	Navigator Global Investments Ltd.	1,285,450	1,440,852
	Netwealth Group Ltd.	530,104	9,524,401
#	New Hope Corp. Ltd.	2,337,069	5,482,417
#*	NEXTDC Ltd.	556,191	4,222,787
	nib holdings Ltd.	1,983,875	8,654,943
#	Nick Scali Ltd.	393,426	4,480,253
	Nickel Industries Ltd.	4,467,272	1,613,226
	Nine Entertainment Co. Holdings Ltd.	4,512,525	4,135,549
	Northern Star Resources Ltd.	2,398,923	29,467,591
#*	Novonix Ltd.	172,214	46,993
	NRW Holdings Ltd.	2,713,669	4,703,548
	Nufarm Ltd.	1,784,744	4,406,301
*	Nuix Ltd.	356,322	555,709
	Objective Corp. Ltd.	55,180	553,137
#*	OFX Group Ltd.	1,039,129	753,391
*	OM Holdings Ltd.	418,603	86,811
*	Omni Bridgeway Ltd.	831,931	777,863
#	oOh!media Ltd.	2,361,047	2,313,177
	Orica Ltd.	1,426,838	14,810,359

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Origin Energy Ltd.	2,632,725	$17,944,667
	Orora Ltd.	6,473,023	7,499,787
	Pacific Current Group Ltd.	236,569	1,681,417
#*	Paladin Energy Ltd.	545,773	2,028,129
*	Pantoro Gold Ltd.	68,658	127,978
*	Paragon Care Ltd.	160,736	43,234
	Peet Ltd.	1,092,350	994,576
#*	Peninsula Energy Ltd.	24,055	9,553
*	PeopleIN Ltd.	68,789	33,641
#	Pepper Money Ltd.	77,310	72,659
	Perenti Ltd.	3,957,368	3,460,968
#	Perpetual Ltd.	424,014	4,504,430
	Perseus Mining Ltd.	6,318,689	13,542,276
*	PEXA Group Ltd.	372,441	2,869,654
#*	Pilbara Minerals Ltd.	4,457,990	4,294,994
	Pinnacle Investment Management Group Ltd.	151,739	1,749,948
#	Platinum Asset Management Ltd.	1,461,947	532,438
*	PointsBet Holdings Ltd.	49,262	34,652
*	PPK Mining Equipment Group Pty. Ltd.	3,734	0
#	Praemium Ltd.	694,612	330,519
#	Premier Investments Ltd.	416,034	5,541,671
	Pro Medicus Ltd.	129,219	18,947,423
#	Propel Funeral Partners Ltd.	109,432	362,173
#	PWR Holdings Ltd.	332,039	1,455,466
	Qantas Airways Ltd.	833,452	4,712,271
	QBE Insurance Group Ltd.	2,549,607	35,235,368
	Qube Holdings Ltd.	3,861,608	9,776,463
#	Ramelius Resources Ltd.	5,243,941	8,824,532
#	Ramsay Health Care Ltd.	382,580	8,145,380
#	REA Group Ltd.	72,139	11,461,426
#*	ReadyTech Holdings Ltd.	19,841	26,751
#	Reece Ltd.	307,194	3,097,831
	Regis Healthcare Ltd.	600,786	2,627,813
*	Regis Resources Ltd.	2,943,283	8,509,290
	Reject Shop Ltd.	125,143	522,388
	Reliance Worldwide Corp. Ltd.	2,806,829	7,545,532
#	Resimac Group Ltd.	61,700	33,636
*	Resolute Mining Ltd.	10,185,848	3,325,046
#*	Retail Food Group Ltd.	25,031	28,051

		Shares	Value»
AUSTRALIA — (Continued)
#	Ridley Corp. Ltd.	1,305,429	$1,973,312
#	Rio Tinto Ltd.	683,883	51,166,229
*	RPMGlobal Holdings Ltd.	589,917	1,040,696
*	Sandfire Resources Ltd.	2,243,286	14,287,238
	Santos Ltd.	10,353,005	39,800,709
	SEEK Ltd.	412,507	5,615,867
*	Select Harvests Ltd.	790,774	2,592,253
#	Servcorp Ltd.	229,479	741,895
	Service Stream Ltd.	2,922,631	3,500,379
#*	Seven West Media Ltd.	4,171,906	373,370
	SGH Ltd.	512,804	16,771,082
	Shaver Shop Group Ltd.	416,027	339,079
#	Sigma Healthcare Ltd.	7,513,131	14,497,874
*	Silver Mines Ltd.	669,087	47,220
	Sims Ltd. (SGM AU)	664,743	6,204,708
	SmartGroup Corp. Ltd.	511,157	2,563,364
	Solvar Ltd.	812,136	842,561
	Sonic Healthcare Ltd.	688,547	11,496,642
	South32 Ltd. (S32 AU)	7,811,984	13,462,354
	South32 Ltd. (SOUHY US), ADR	402,590	3,466,300
	Southern Cross Electrical Engineering Ltd.	232,867	279,274
#*	Southern Cross Media Group Ltd.	901,908	385,170
*	Spartan Resources Ltd.	104,085	135,025
*††	SpeedCast International Ltd.	1,370,682	0
#	SRG Global Ltd.	660,013	546,276
#*	St Barbara Ltd.	4,075,611	756,379
	Stanmore Resources Ltd.	871,097	1,081,996
#*	Star Entertainment Group Ltd.	6,119,859	406,700
	Steadfast Group Ltd.	2,097,992	7,883,967
*††	Strandline Resources Ltd.	1,026,220	11,832
#*	Strike Energy Ltd.	1,110,340	121,049
	Suncorp Group Ltd.	1,829,071	23,785,394
	Super Retail Group Ltd.	1,047,902	8,987,149
*	Superloop Ltd.	1,345,064	2,151,105
#*	Syrah Resources Ltd.	2,816,556	450,706
	Tabcorp Holdings Ltd.	10,149,476	3,617,483
	Technology One Ltd.	1,011,227	19,518,875

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Telix Pharmaceuticals Ltd.	57,414	$998,076
#	Telstra Group Ltd. (TLGPY US), ADR	31,198	452,215
	Telstra Group Ltd. (TLS AU)	5,234,712	15,107,882
*	Temple & Webster Group Ltd.	50,076	571,440
	Ten Sixty Four Ltd.	1,871,019	131,833
	Terracom Ltd.	2,027,778	80,674
#	TPG Telecom Ltd.	1,021,035	3,306,175
	Transurban Group	1,336,306	12,041,952
#	Treasury Wine Estates Ltd.	1,014,201	5,797,160
*	Tuas Ltd.	821,465	2,966,556
#*	Tyro Payments Ltd.	706,489	365,644
#	Universal Store Holdings Ltd.	8,603	42,406
*	Vault Minerals Ltd.	24,538,078	6,752,130
	Ventia Services Group Pty. Ltd.	3,687,213	9,983,077
#Ω	Viva Energy Group Ltd.	3,810,291	4,189,510
*	Vulcan Energy Resources Ltd.	4,031	12,568
*	Vysarn Ltd.	7,706	2,046
#*	WEB Travel Group Ltd.	708,501	1,948,275
*	Webjet Group Ltd.	708,501	290,215
	Wesfarmers Ltd.	867,784	43,472,705
*	West African Resources Ltd.	5,302,512	8,115,021
	Westgold Resources Ltd.	2,552,174	4,848,432
	Westpac Banking Corp.	2,426,921	50,929,326
	Whitehaven Coal Ltd.	2,456,702	7,858,342
	WiseTech Global Ltd.	94,875	5,394,870
	Woodside Energy Group Ltd. (WDS AU)	2,733,215	35,627,819
	Woodside Energy Group Ltd. (WDS LN)	299,211	3,975,021
#	Woodside Energy Group Ltd. (WDS US), ADR	460,399	5,962,167
	Woolworths Group Ltd.	1,061,159	21,416,983
	Worley Ltd.	1,029,689	8,203,615
#*	Xanadu Mines Ltd.	147,601	5,862
	XRF Scientific Ltd.	283,906	278,338
#	Yancoal Australia Ltd.	1,299,617	4,144,042

		Shares	Value»
AUSTRALIA — (Continued)
#*	Zip Co. Ltd.	2,069,645	$2,318,553

TOTAL AUSTRALIA			1,925,198,466

AUSTRIA — (0.6%)
	Addiko Bank AG	10,150	227,623
	Agrana Beteiligungs AG	49,302	664,184
*	ams-OSRAM AG	331,240	2,940,584
	ANDRITZ AG	335,732	24,125,604
#*	AT&S Austria Technologie & Systemtechnik AG	45,056	729,623
Ω	BAWAG Group AG	250,872	27,497,578
	CA Immobilien Anlagen AG	101,816	2,756,443
#*	CPI Europe AG	93,741	1,854,446
*	DO & Co. AG	34,540	5,517,333
	Erste Group Bank AG	374,745	25,378,334
*	Eurotelesites AG	148,219	841,610
	EVN AG	167,785	4,390,801
	Fabasoft AG	4,612	89,942
*	FACC AG	18,573	147,574
	Frequentis AG	407	18,102
*	Immofinanz AG (IIA AV)	223,231	0
*	Kapsch TrafficCom AG	9,730	71,854
	Kontron AG	168,742	4,100,445
#*	Lenzing AG	50,020	1,573,106
	Mayr Melnhof Karton AG	19,515	1,808,121
	Oberbank AG	5,628	447,530
	Oesterreichische Post AG	143,438	4,835,965
	OMV AG	527,444	27,270,759
	Palfinger AG	46,816	1,525,900
*	POLYTEC Holding AG	63,853	209,383
	Porr AG	65,497	2,293,421
	Raiffeisen Bank International AG	367,971	9,828,979
#	Schoeller-Bleckmann Oilfield Equipment AG	16,047	570,178
	Semperit AG Holding	25,048	370,943
	Strabag SE (STR AV)	17,369	1,523,851
	Telekom Austria AG	532,431	5,624,514
*	UBM Development AG	5,647	123,668
	UNIQA Insurance Group AG	254,600	2,950,221
	Verbund AG	82,944	6,374,327

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	Vienna Insurance Group AG Wiener Versicherung Gruppe	182,465	$8,678,476
	voestalpine AG	414,092	10,912,173
	Wienerberger AG	305,412	10,723,593
	Zumtobel Group AG	103,076	540,575

TOTAL AUSTRIA			199,537,763

BELGIUM — (1.1%)
	Ackermans & van Haaren NV	113,643	27,795,641
	Ageas SA	666,438	41,796,481
#*	AGFA-Gevaert NV	630,690	655,074
	Anheuser-Busch InBev SA (ABI BB)	1,104,699	72,809,554
	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	59,509	3,916,287
*	Atenor	22,912	75,856
	Azelis Group NV	181,217	2,807,964
	Barco NV	59,649	816,167
	Bekaert SA	174,233	6,723,030
#	bpost SA	342,803	549,754
	Cie d’Entreprises CFE	55,505	484,074
#	CMB Tech NV	24,625	234,184
	Colruyt Group NV	240,255	11,553,302
	Deceuninck NV	320,114	776,963
	Deme Group NV	44,003	6,595,890
	D’ieteren Group	16,443	3,283,681
	Econocom Group SA NV	329,215	682,722
#	Elia Group SA	70,721	7,667,538
	EVS Broadcast Equipment SA	57,926	2,423,130
	Fagron	310,754	7,244,004
*	Galapagos NV (GLPG BB)	152,486	4,152,233
*	Galapagos NV (GLPG NA)	5,271	143,531
	Gimv NV	130,203	5,863,005
	Greenyard NV	36,121	292,075
*	Hyloris Pharmaceuticals SA	739	4,896
#*	Immobel SA	12,649	259,579
#	Ion Beam Applications	15,980	190,368
	Jensen-Group NV	9,952	484,352
	KBC Group NV	813,570	75,018,279
#	Kinepolis Group NV	52,332	1,803,868
	Lotus Bakeries NV	1,423	13,682,248

		Shares	Value»
BELGIUM — (Continued)
#	Melexis NV	73,001	$4,380,678
*	Nyxoah SA	1,115	6,846
*	Ontex Group NV	312,803	2,567,872
*	Orange Belgium SA	143,087	2,446,142
	Proximus SADP	520,898	4,000,823
#	Recticel SA	168,419	2,039,412
	Roularta Media Group NV	304	5,289
	Sipef NV	19,091	1,388,263
#	Solvay SA	311,505	11,788,138
	Syensqo SA	311,505	22,282,821
	Tessenderlo Group SA	104,395	3,089,905
	UCB SA	84,899	15,565,307
	Umicore SA	278,044	2,527,430
	Van de Velde NV	26,441	989,249
#	VGP NV	42,265	3,910,623
#	Viohalco SA	173,711	1,080,942
	What’s Cooking BV	2,086	256,418
#*Ω	X-Fab Silicon Foundries SE	220,636	1,230,254

TOTAL BELGIUM			380,342,142

CANADA — (10.3%)
*	5N Plus, Inc.	227,024	1,093,457
	Acadian Timber Corp.	48,264	604,613
*	ACT Energy Technologies Ltd.	11,543	40,608
	ADENTRA, Inc.	51,593	1,010,828
#	ADF Group, Inc.	62,077	273,776
*	Advantage Energy Ltd.	1,243,333	8,829,414
	Aecon Group, Inc.	304,780	3,568,221
	Africa Oil Corp.	628,125	820,125
#	Ag Growth International, Inc.	80,892	1,949,247
	AGF Management Ltd., Class B	361,684	2,691,773
	Agnico Eagle Mines Ltd. (AEM CN)	230,701	27,114,814
	Agnico Eagle Mines Ltd. (AEM US)	415,090	48,806,287
#*	Aimia, Inc.	195,436	368,587
#*	Air Canada	478,277	4,846,605
	AirBoss of America Corp.	80,783	228,532
	Alamos Gold, Inc. (AGI CN), Class A	821,900	23,495,645
	Alamos Gold, Inc. (AGI US), Class A	151,254	4,313,763
	Algoma Central Corp.	18,060	201,744
#	Algonquin Power & Utilities Corp. (AQN CN)	747,141	4,026,736

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Algonquin Power & Utilities Corp. (AQN US)	672,046	$3,615,607
	Alimentation Couche-Tard, Inc.	723,830	37,782,393
	AltaGas Ltd.	840,207	24,866,129
	Altius Minerals Corp.	74,789	1,469,632
#	Altus Group Ltd.	45,784	1,705,027
	Amerigo Resources Ltd.	433,074	543,463
	Andlauer Healthcare Group, Inc.	57,562	2,233,837
	Andrew Peller Ltd., Class A	102,169	331,275
	ARC Resources Ltd.	2,180,847	40,355,012
*	Aritzia, Inc.	392,273	13,797,561
	Atco Ltd., Class I	171,385	6,443,410
*	Athabasca Oil Corp.	2,130,660	7,016,681
	AtkinsRealis Group, Inc.	331,030	16,393,021
*	ATS Corp. (ATS CN)	176,730	4,453,504
	Aura Minerals, Inc.	3,100	64,087
#*	Aurora Cannabis, Inc. (ACB CN)	1,289	5,966
#*	Aurora Cannabis, Inc. (ACB US)	13,112	60,839
#*	AutoCanada, Inc.	161,032	1,821,042
	B2Gold Corp. (BTG US)	2,296,754	7,142,905
	B2Gold Corp. (BTO CN)	5,547,754	17,344,277
	Badger Infrastructure Solution	161,647	4,605,755
#*	Ballard Power Systems, Inc. (BLDP CN)	231,472	282,078
#*	Ballard Power Systems, Inc. (BLDP US)	381,989	466,027
	Bank of Montreal (BMO US)	739,051	70,564,589
	Bank of Nova Scotia (BNS CN)	156,246	7,817,966
	Bank of Nova Scotia (BNS US)	933,185	46,640,586
	Barrick Gold Corp. (0R22 LI)	412,954	7,839,230
	Barrick Gold Corp. (GOLD US)	1,668,708	31,772,200
*	Bausch & Lomb Corp.	14,194	164,083
#*	Bausch Health Cos., Inc. (BHC US)	651,117	3,450,920
#	Baytex Energy Corp.	1,114,192	1,721,478

		Shares	Value»
CANADA — (Continued)
#	BCE, Inc. (BCE CN)	6,541	$145,377
	BCE, Inc. (BCE US)	85,709	1,907,025
	Birchcliff Energy Ltd.	991,440	4,048,895
	Bird Construction, Inc.	211,573	3,239,740
	Black Diamond Group Ltd.	290,513	1,715,346
#*	BlackBerry Ltd.	247,841	842,659
	BMTC Group, Inc.	7,200	61,367
*	Bombardier, Inc. (BBD/A CN), Class A	6,184	411,115
#*	Bombardier, Inc. (BBD/B CN), Class B	199,955	13,216,234
*	Bonterra Energy Corp.	136,052	312,843
	Boralex, Inc., Class A	265,755	5,902,668
#	Boyd Group Services, Inc.	66,786	9,592,070
	Brookfield Corp. (BN US)	263,211	14,126,534
#	Brookfield Infrastructure Corp., Class A	197,857	7,410,994
#	BRP, Inc. (DOO CN)	74,840	2,535,201
	BRP, Inc. (DOOO US)	9,048	306,637
#*	CAE, Inc. (CAE US)	473,964	11,858,579
*	Calfrac Well Services Ltd.	67,258	161,486
	Calian Group Ltd.	30,349	1,047,443
#	Cameco Corp. (CCJ US)	104,370	4,712,306
	Canaccord Genuity Group, Inc.	410,737	2,517,572
*	Canacol Energy Ltd.	105,174	226,582
#*	Canada Goose Holdings, Inc. (GOOS CN)	47,682	399,137
#*	Canada Goose Holdings, Inc. (GOOS US)	13,667	114,256
#	Canadian Imperial Bank of Commerce (CM US)	751,848	47,328,832
	Canadian National Railway Co. (CNI US)	352,208	34,100,779
	Canadian National Railway Co. (CNR CN)	32,594	3,156,554

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Canadian Natural Resources Ltd. (CNQ US)	2,662,241	$76,379,694
	Canadian Pacific Kansas City Ltd. (CP US)	233,836	16,946,095
#	Canadian Tire Corp. Ltd., Class A	213,331	23,347,876
	Canadian Utilities Ltd., Class A	205,888	5,763,251
#*	Canfor Corp.	370,356	3,538,074
#	Capital Power Corp.	337,169	12,800,976
*	Capstone Copper Corp.	2,816,417	13,565,218
#	Cardinal Energy Ltd.	603,543	2,512,937
	Cargojet, Inc.	7,533	466,100
	Cascades, Inc.	262,536	1,681,556
	CCL Industries, Inc., Class B	425,261	22,222,401
*	Celestica, Inc. (CLS CN)	180,887	15,434,309
#*	Celestica, Inc. (CLS US)	430,580	36,750,003
	Cenovus Energy, Inc. (CVE CN)	665,241	7,831,758
	Cenovus Energy, Inc. (CVE US)	3,259,415	38,363,315
	Centerra Gold, Inc.	1,062,702	7,115,000
	CES Energy Solutions Corp.	1,165,479	5,140,079
	CGI, Inc. (GIB US)	132,544	14,057,617
	CGI, Inc. (GIBA CN)	174,898	18,545,328
*††	Chesswood Group Ltd.	24,123	5,949
	China Gold International Resources Corp. Ltd. (CGG CN)	2,627,562	16,410,350
	CI Financial Corp.	646,107	14,645,904
*	Cineplex, Inc.	2,825	20,225
*	Cipher Pharmaceuticals, Inc.	5,529	54,223
	Clairvest Group, Inc.	516	26,406
#	Cogeco Communications, Inc.	78,957	3,883,131
	Cogeco, Inc.	23,757	1,104,961
*	Colabor Group, Inc.	27,100	19,461
	Colliers International Group, Inc. (CIGI CN)	10,139	1,212,105

		Shares	Value»
CANADA — (Continued)
	Colliers International Group, Inc. (CIGI US)	73,682	$8,795,420
	Computer Modelling Group Ltd.	361,211	2,083,003
*	Conifex Timber, Inc.	32,928	8,002
	Constellation Software, Inc.	18,501	66,675,935
	Corby Spirit & Wine Ltd.	38,585	426,825
*	Cronos Group, Inc. (CRON CN)	8,403	15,787
#*	Cronos Group, Inc. (CRON US)	680,834	1,279,968
*	Culico Metals, Inc.	31,776	2,881
	Definity Financial Corp.	214,184	10,690,556
#*	Denison Mines Corp. (DML CN)	1,668,715	2,396,675
#	dentalcorp Holdings Ltd.	26,849	163,789
*	Descartes Systems Group, Inc. (DSG CN)	34,366	3,619,074
*	Descartes Systems Group, Inc. (DSGX US)	31,478	3,317,466
	Dexterra Group, Inc.	149,186	928,488
*	Docebo, Inc.	13,058	408,998
	Dollarama, Inc.	431,147	53,197,523
#	Doman Building Materials Group Ltd.	344,477	1,719,137
*	Dorel Industries, Inc., Class B	177,248	213,428
	DREAM Unlimited Corp., Class A	134,593	1,855,950
	Dundee Precious Metals, Inc.	872,687	11,438,745
#	Dye & Durham Ltd.	68,293	442,869
	Dynacor Group, Inc.	7,600	26,186
	ECN Capital Corp.	5,600	11,333
	E-L Financial Corp. Ltd.	538	527,697
*	Eldorado Gold Corp. (EGO US)	91,679	1,727,232
*	Eldorado Gold Corp. (ELD CN)	795,056	14,959,921
	Element Fleet Management Corp.	1,666,595	36,496,811
#	Emera, Inc.	376,820	16,960,453
	Empire Co. Ltd., Class A	569,865	21,164,288

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Enbridge, Inc. (ENB CN)	22	$1,030
	Enbridge, Inc. (ENB US)	936,844	43,741,246
#*	Endeavour Silver Corp. (EDR CN)	157,495	571,214
	Enerflex Ltd. (EFX CN)	543,967	3,559,105
*	Energy Fuels, Inc.	205,896	936,435
	Enghouse Systems Ltd.	161,492	2,934,408
*	Ensign Energy Services, Inc.	694,761	907,130
#	EQB, Inc.	151,456	10,470,964
#*	Equinox Gold Corp. (EQX CN)	203,196	1,366,333
*	Equinox Gold Corp. (EQX US)	1,160,255	7,773,709
#*	ERO Copper Corp. (ERO CN)	67,234	839,815
*	ERO Copper Corp. (ERO US)	243,774	3,039,862
	Evertz Technologies Ltd.	127,536	1,014,848
#	Exchange Income Corp.	106,691	3,920,620
	Exco Technologies Ltd.	114,408	473,035
	Extendicare, Inc.	293,896	2,941,945
	Fairfax Financial Holdings Ltd.	39,944	62,361,433
	Fiera Capital Corp.	105,010	482,165
	Finning International, Inc.	668,984	18,881,595
*	Firan Technology Group Corp.	11,249	73,438
	Firm Capital Mortgage Investment Corp.	150,718	1,294,430
#	First Majestic Silver Corp. (AG US)	637,865	3,993,035
#	First Majestic Silver Corp. (FR CN)	82,658	516,238
	First National Financial Corp.	78,535	2,132,852
*	First Quantum Minerals Ltd.	922,566	12,386,986
	FirstService Corp. (FSV CN)	4,407	773,479
	FirstService Corp. (FSV US)	78,004	13,692,042
#	Fortis, Inc. (FTS CN)	205,753	10,189,146
	Fortis, Inc. (FTS US)	209,270	10,360,958

		Shares	Value»
CANADA — (Continued)
#*	Fortuna Mining Corp. (FSM US)	267,189	$1,669,931
*	Fortuna Mining Corp. (FVI CN)	1,253,300	7,818,353
	Franco-Nevada Corp. (FNV US)	79,087	13,585,565
#	Freehold Royalties Ltd.	540,256	4,471,436
	Frontera Energy Corp.	98,527	355,915
#*	Galiano Gold, Inc.	678,538	920,402
	Gamehost, Inc.	83,742	603,798
*	GDI Integrated Facility Services, Inc.	21,121	481,221
	George Weston Ltd.	114,877	22,382,099
#	GFL Environmental, Inc.	150,752	7,522,525
	Gibson Energy, Inc.	660,600	10,393,453
	Gildan Activewear, Inc. (GIL CN)	131,307	6,051,018
	Gildan Activewear, Inc. (GIL US)	359,798	16,593,884
	goeasy Ltd.	73,651	8,315,522
*	GoldMoney, Inc.	7,739	44,799
*	Gran Tierra Energy, Inc. (GTE CN)	168,240	746,865
	Great-West Lifeco, Inc.	244,073	9,491,334
*	Greenfire Resources Ltd.	4,694	21,874
	Guardian Capital Group Ltd., Class A	23,906	697,966
*	Haivision Systems, Inc.	38,800	114,267
	Hammond Manufacturing Co. Ltd., Class A	1,600	9,923
#	Hammond Power Solutions, Inc.	34,395	2,290,339
*††	Hanfeng Evergreen, Inc.	42,625	0
	Headwater Exploration, Inc.	878,608	3,568,987
	High Liner Foods, Inc.	90,421	1,111,078
*	HLS Therapeutics, Inc.	1,000	3,076
	Hudbay Minerals, Inc. (HBM CN)	2,516,716	18,310,358
Ω	Hydro One Ltd.	274,288	10,552,906
#*	i-80 Gold Corp.	413,213	257,771
	iA Financial Corp., Inc	410,077	39,835,711

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	IAMGOLD Corp. (IAG US)	15,714	$111,255
*	IAMGOLD Corp. (IMG CN)	2,715,226	19,242,534
	IGM Financial, Inc.	251,399	7,989,112
#*	Imperial Metals Corp.	164,385	414,957
	Imperial Oil Ltd. (IMO US)	231,727	15,613,765
#	Information Services Corp.	31,209	603,987
	Innergex Renewable Energy, Inc.	303,262	2,987,309
	InPlay Oil Corp.	2,882	14,550
	Intact Financial Corp.	141,040	31,323,239
*	Interfor Corp.	265,657	2,559,064
*	International Petroleum Corp. (IPCO CN)	23,432	311,894
#*	International Petroleum Corp. (IPCO SS)	414,659	5,666,165
#*	Ivanhoe Mines Ltd., Class A	241,559	2,144,699
Ω	Jamieson Wellness, Inc.	69,440	1,609,320
*	K92 Mining, Inc.	385,674	3,547,328
	K-Bro Linen, Inc.	32,564	826,973
*	Kelt Exploration Ltd.	835,753	3,388,843
	Keyera Corp.	630,510	19,570,233
*	Kinaxis, Inc.	51,594	6,966,650
	Kinross Gold Corp. (K CN)	5,951,051	87,845,559
*	Knight Therapeutics, Inc.	332,704	1,467,315
*	Kolibri Global Energy, Inc.	26,102	177,030
	KP Tissue, Inc.	37,940	219,890
#	Labrador Iron Ore Royalty Corp.	264,024	5,718,669
#*	Laramide Resources Ltd.	26,500	13,456
#*	Largo, Inc. (LGO CN)	59,040	90,791
	Lassonde Industries, Inc., Class A	9,485	1,425,984
	Laurentian Bank of Canada	186,528	3,701,876
	Leon’s Furniture Ltd.	151,048	2,520,023
#*	Lightspeed Commerce, Inc. (LSPD CN)	1,400	13,699
#*	Lightspeed Commerce, Inc. (LSPD US)	528,015	5,174,547

		Shares	Value»
CANADA — (Continued)
*††	Lightstream Resources Ltd.	696,278	$0
	Linamar Corp.	264,217	9,695,878
	Loblaw Cos. Ltd.	147,370	23,923,781
*	Lotus Creek Exploration, Inc.	40,400	25,202
*	Lucara Diamond Corp.	1,820,013	462,066
	Lundin Gold, Inc.	442,016	18,028,841
	Lundin Mining Corp.	2,957,041	24,195,142
	Magellan Aerospace Corp.	73,732	727,372
#	Magna International, Inc. (MG CN)	308,444	10,717,008
#	Magna International, Inc. (MGA US)	610,423	21,218,303
	Mainstreet Equity Corp.	17,173	2,319,339
*	Major Drilling Group International, Inc.	403,554	2,552,583
*	Mandalay Resources Corp.	42,348	165,263
	Manulife Financial Corp. (MFC CN)	47	1,440
	Manulife Financial Corp. (MFC US)	994,039	30,437,474
	Maple Leaf Foods, Inc.	193,006	3,532,237
	Martinrea International, Inc.	309,790	1,649,397
*	Mattr Corp.	274,180	1,893,365
	Maxim Power Corp.	24,537	70,304
*	MDA Space Ltd.	135,249	2,640,034
	Medical Facilities Corp.	139,805	1,475,528
#	MEG Energy Corp.	1,254,914	17,604,843
	Melcor Developments Ltd.	17,176	150,630
	Methanex Corp. (MEOH US)	182,101	5,697,940
#	Methanex Corp. (MX CN)	122,100	3,826,142
	Metro, Inc.	313,098	24,128,490
	Morguard Corp.	9,968	838,668
#	MTY Food Group, Inc.	74,603	2,346,968
#	Mullen Group Ltd.	411,297	3,911,289
#	National Bank of Canada	1,164,625	102,286,950
	Neo Performance Materials, Inc.	42,009	341,594
*	New Gold, Inc. (NGD CN)	4,727,443	18,826,100
*	NFI Group, Inc.	121,143	1,019,338

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	North American Construction Group Ltd. (NOA CN)	84,700	$1,290,222
	North American Construction Group Ltd. (NOA US)	36,817	559,250
	North West Co., Inc.	226,559	9,087,997
#	Northland Power, Inc.	928,763	12,618,403
	Nutrien Ltd. (NTR CN)	36,595	2,089,104
#	Nutrien Ltd. (NTR US)	920,125	52,493,154
*	NuVista Energy Ltd.	977,858	8,334,420
#*	Obsidian Energy Ltd. (OBE CN)	86,800	365,812
*	Obsidian Energy Ltd. (OBE US)	132,429	557,526
	OceanaGold Corp.	3,580,178	12,673,196
#	Onex Corp.	271,433	19,218,464
	Open Text Corp. (OTEX CN)	61,986	1,678,019
#	Open Text Corp. (OTEX US)	293,399	7,951,113
*††	Orbite Technologies, Inc.	174,500	0
#*	Organigram Global, Inc.	34,983	40,580
*	Orla Mining Ltd. (ORLA US)	81,263	893,893
#	Osisko Gold Royalties Ltd. (OR CN)	372,904	8,937,145
	Osisko Gold Royalties Ltd. (OR US)	5,600	134,568
#	Pan American Silver Corp. (PAAS CN)	311,644	7,846,487
	Pan American Silver Corp. (PAAS US)	661,560	16,658,078
#	Paramount Resources Ltd., Class A	380,813	4,323,021
	Parex Resources, Inc.	474,519	3,820,659
#	Parkland Corp.	553,381	13,940,898
	Pason Systems, Inc.	302,458	2,408,958
	Pembina Pipeline Corp. (PBA US)	368,201	14,065,278
	Pet Valu Holdings Ltd.	10,549	218,923
	Petrus Resources Ltd.	29,921	27,781
#	Peyto Exploration & Development Corp.	877,140	10,981,744
#	PHX Energy Services Corp.	175,346	962,839

		Shares	Value»
CANADA — (Continued)
#	Pine Cliff Energy Ltd.	408,078	$162,805
	Pizza Pizza Royalty Corp.	132,141	1,370,678
	Polaris Renewable Energy, Inc.	92,453	802,744
	Pollard Banknote Ltd.	32,696	485,720
	PrairieSky Royalty Ltd.	477,607	8,040,953
*	Precision Drilling Corp. (PD CN)	63,794	2,669,108
*	Precision Drilling Corp. (PDS US)	5,426	226,377
	Premium Brands Holdings Corp.	122,018	6,938,192
#	Propel Holdings, Inc.	10,200	199,916
#*	Quarterhill, Inc.	578,081	591,248
	Quebecor, Inc., Class B	537,730	14,751,885
#*	Questerre Energy Corp., Class A	145,025	27,877
	RB Global, Inc. (RBA CN)	6,709	676,107
	RB Global, Inc. (RBA US)	147,125	14,815,488
*	Real Matters, Inc.	4,105	17,896
	Restaurant Brands International, Inc. (QSR CN)	40,764	2,626,626
#	Restaurant Brands International, Inc. (QSR US)	230,284	14,830,290
*	RF Capital Group, Inc.	11,366	68,099
#	Richelieu Hardware Ltd.	192,286	4,548,416
	Rogers Communications, Inc. (RCI US), Class B	151,950	3,964,376
#	Rogers Communications, Inc. (RCIB CN), Class B	472,361	12,314,416
#	Rogers Sugar, Inc.	365,872	1,499,475
	Royal Bank of Canada (RY CN)	467,930	56,164,498
	Royal Bank of Canada (RY US)	1,198,667	143,696,200
	Russel Metals, Inc.	329,978	9,574,293
	Sandstorm Gold Ltd. (SAND US)	330,200	2,872,740
*	Sangoma Technologies Corp.	20,967	117,717

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Saputo, Inc.	450,239	$8,785,311
*	Saturn Oil & Gas, Inc.	14,900	16,644
#	Savaria Corp.	104,914	1,321,128
#*	Seabridge Gold, Inc. (SA US)	135,926	1,689,560
	Secure Waste Infrastructure Corp.	1,105,344	10,527,468
*	Shopify, Inc. (SHOP US), Class A	119,367	11,339,865
#	Sienna Senior Living, Inc.	220,493	2,707,781
*	SNDL, Inc.	107,315	159,900
*	Source Energy Services Ltd.	8,200	54,008
#	South Bow Corp.	295,212	7,288,789
*	Spartan Delta Corp.	43,473	85,142
Ω	Spin Master Corp.	89,741	1,587,034
	Sprott, Inc. (SII CN)	29,477	1,548,707
	Sprott, Inc. (SII US)	10,961	575,562
*	SSR Mining, Inc. (SSRM CN)	672,353	7,159,544
*	SSR Mining, Inc. (SSRM US)	6,434	68,458
	Stantec, Inc. (STN CN)	139,694	12,260,971
	Stantec, Inc. (STN US)	71,176	6,249,253
	Stella-Jones, Inc.	249,792	12,248,614
*Ω	STEP Energy Services Ltd.	43,194	122,194
	StorageVault Canada, Inc.	532,906	1,457,316
#	Strathcona Resources Ltd.	4,454	79,575
	Sun Life Financial, Inc. (SLF CN)	269,659	16,068,828
	Sun Life Financial, Inc. (SLF US)	594,158	35,382,109
	Suncor Energy, Inc. (SU CN)	8	298
	Suncor Energy, Inc. (SU US)	2,627,914	92,739,085
#*	SunOpta, Inc. (SOY CN)	83,538	363,578
#*	SunOpta, Inc. (STKL US)	6,269	27,082
	Superior Plus Corp.	679,883	3,412,731
	Supremex, Inc.	20,200	56,412
#	Surge Energy, Inc.	314,489	1,065,329
	Sylogist Ltd.	15,100	93,211
*	Taiga Building Products Ltd.	19,400	54,319
	Tamarack Valley Energy Ltd.	1,815,047	4,700,216

		Shares	Value»
CANADA — (Continued)
#*	Taseko Mines Ltd. (TGB US)	110,319	$251,527
*	Taseko Mines Ltd. (TKO CN)	849,603	1,928,955
	TC Energy Corp. (TRP US)	1,179,941	59,480,826
	Teck Resources Ltd. (TECK US), Class B	831,559	28,264,690
	Teck Resources Ltd. (TECK/A CN), Class A	4,800	171,931
	Teck Resources Ltd. (TECKB CN), Class B	70	2,379
	TELUS Corp.	281,803	4,337,632
*	Tenaz Energy Corp.	7,000	79,769
	TerraVest Industries, Inc.	22,464	2,341,399
	TFI International, Inc. (TFII CN)	149,590	12,160,562
	TFI International, Inc. (TFII US)	10,128	823,710
	Thomson Reuters Corp. (TRI CN)	25,396	4,725,690
	Thomson Reuters Corp. (TRI US)	40,184	7,473,420
#*	Tidewater Midstream & Infrastructure Ltd.	303,630	61,669
#	Timbercreek Financial Corp.	233,537	1,172,259
	TMX Group Ltd.	289,953	11,750,815
#	Topaz Energy Corp.	279,553	4,670,032
*	Torex Gold Resources, Inc.	376,556	12,195,869
	Toromont Industries Ltd.	237,426	20,088,038
#	Toronto-Dominion Bank (TD CN)	607,466	38,815,958
#	Toronto-Dominion Bank (TD US)	744,456	47,481,404
	Total Energy Services, Inc.	178,687	1,148,386
#	Tourmaline Oil Corp.	1,231,740	54,412,414
#	TransAlta Corp.	390,820	3,482,206
	TransAlta Corp.	701,890	6,257,238
*	Transat AT, Inc.	39,718	43,792
	Transcontinental, Inc., Class A	355,104	4,842,561
*††	Trevali Mining Corp.	258,153	0
	Trican Well Service Ltd.	1,376,313	4,043,280

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Triple Flag Precious Metals Corp. (TFPM CN)	2,987	$61,989
	Triple Flag Precious Metals Corp. (TFPM US)	86,915	1,806,955
*	Trisura Group Ltd. (TRRSF US)	231	6,230
*	Trisura Group Ltd. (TSU CN)	91,225	2,504,615
*	Valeura Energy, Inc.	13,508	73,684
	Vecima Networks, Inc.	4,100	29,740
	Veren, Inc. (VRN CN)	2,034,603	12,042,913
#	Veren, Inc. (VRN US)	566,872	3,350,213
#	Vermilion Energy, Inc. (VET CN)	177,120	1,068,937
	Vermilion Energy, Inc. (VET US)	550,511	3,319,581
	VersaBank (VBNK CN)	21,290	236,127
	VersaBank (VBNK US)	3,669	40,653
*	VerticalScope Holdings, Inc.	20,489	69,852
*††	Victoria Gold Corp./Vancouver	1,949	254
*	Viemed Healthcare, Inc.	100,781	712,522
	Wajax Corp.	101,651	1,299,947
	Waste Connections, Inc. (WCN CN)	29,311	5,788,855
	Waste Connections, Inc. (WCN US)	78,536	15,521,161
*	Well Health Technologies Corp.	214,073	614,920
*	Wesdome Gold Mines Ltd.	648,755	7,981,202
	West Fraser Timber Co. Ltd. (WFG CN)	190,292	14,089,002
#	West Fraser Timber Co. Ltd. (WFG US)	19,314	1,428,854
*	Western Forest Products, Inc.	1,402,651	391,717
*	Westgold Resources Ltd.	267,342	510,017
	Westshore Terminals Investment Corp.	126,556	2,338,156
#	Wheaton Precious Metals Corp. (WPM US)	69,849	5,833,788
#	Whitecap Resources, Inc.	2,695,957	15,292,606

		Shares	Value»
CANADA — (Continued)
#*	WildBrain Ltd.	382,489	$474,435
	Winpak Ltd.	108,456	3,360,043
	WSP Global, Inc.	133,461	23,656,267
#*	Yangarra Resources Ltd.	278,894	171,957
	Yellow Pages Ltd.	49,061	360,146

TOTAL CANADA			3,486,147,868

CHINA — (0.0%)
*	Neo-Neon Holdings Ltd.	1,815,000	88,896

DENMARK — (2.4%)
*	ALK-Abello AS	525,386	12,247,004
	Alm Brand AS	4,542,002	10,762,235
	Ambu AS, Class B	745,983	13,465,371
#	AP Moller - Maersk AS (MAERSKA DC), Class A	3,745	6,400,431
	AP Moller - Maersk AS (MAERSKB DC), Class B	4,881	8,404,518
*	Bang & Olufsen AS	533,253	1,052,532
*	Bavarian Nordic AS	352,376	8,378,199
#*	Better Collective AS	100,558	1,323,447
*	Cadeler AS (CADLR NO)	128,116	669,920
*	Cadeler AS (CDLR US), ADR	6,566	137,032
	Carlsberg AS, Class B	228,531	31,138,181
#	cBrain AS	18,561	481,808
	Chemometec AS	42,122	3,034,806
	Coloplast AS, Class B	158,557	17,942,794
#	Columbus AS	314,193	562,100
	D/S Norden AS	100,294	2,731,218
	Danske Bank AS	1,144,970	40,174,198
*	Demant AS	336,454	12,252,603
*	Dfds AS	112,604	1,566,020
	Djurslands Bank AS	1,040	99,807
	DSV AS	214,644	45,495,932
	FLSmidth & Co. AS	246,550	11,672,226
	Fluegger Group AS	350	16,825
	Foroya Banki P	2,818	75,130
*	Genmab AS (GMAB DC)	89,111	18,894,972
#*	GN Store Nord AS	601,039	9,074,640
	H Lundbeck AS (HLUNA DC), Class A	164,384	678,958
	H Lundbeck AS (HLUNB DC)	1,283,159	6,140,573
#*	H&H International AS, Class B	75,228	1,383,966

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
#	Harboes Bryggeri AS, Class B	2,462	$54,198
*	Huscompagniet AS	3,907	30,290
#	ISS AS	696,825	17,484,346
	Jeudan AS	19,857	594,585
	Jyske Bank AS	247,254	20,279,377
	Matas AS	204,660	4,224,033
	MT Hoejgaard Holding AS	725	28,280
*Ω	Netcompany Group AS	183,458	8,282,003
*	Nilfisk Holding AS	60,785	805,376
*	NKT AS	286,799	23,351,718
#*Ω	NNIT AS	36,488	401,421
#*	North Media AS	26,060	144,405
	Novo Nordisk AS (NOVOB DC), Class B	1,773,052	118,548,936
#	Novo Nordisk AS (NVO US), Sponsored ADR	928,818	61,719,956
	Novonesis Novozymes B, Class B	763,750	49,611,157
*	NTG Nordic Transport Group AS	19,888	755,962
#*Ω	Orsted AS	147,750	5,879,410
	Pandora AS	409,554	60,967,383
#	Parken Sport & Entertainment AS	10,398	212,069
	Per Aarsleff Holding AS	98,509	7,936,993
	Ringkjoebing Landbobank AS	146,741	28,056,294
	Rockwool AS, Class A	79,010	3,602,671
	Rockwool AS, Class B	502,070	22,919,577
	Royal Unibrew AS	238,392	18,956,449
*	RTX AS	28,702	272,174
Ω	Scandinavian Tobacco Group AS	254,558	3,705,236
	Schouw & Co. AS	69,765	6,359,057
	Solar AS, Class B	21,517	828,431
	SP Group AS	11,063	453,342
*	Spar Nord Bank AS	426,959	13,701,347
	Sparekassen Sjaelland-Fyn AS	10,605	458,326
	Svitzer Group AS	14,548	610,053
	Sydbank AS	333,715	21,371,223
	TCM Group AS	8,463	100,227
#	Tivoli AS	1,741	163,190
	Tryg AS	817,510	19,497,887
	UIE PLC	43,770	2,092,217

		Shares	Value»
DENMARK — (Continued)
	Vestas Wind Systems AS	980,605	$13,073,622
*	Zealand Pharma AS	121,383	8,584,946

TOTAL DENMARK			812,375,613

FINLAND — (1.6%)
	Aktia Bank OYJ	215,201	2,439,691
#	Alandsbanken Abp, Class B	1,250	52,006
*	Alisa Pankki OYJ	1,367	28,111
	Alma Media OYJ	67,280	881,176
#	Anora Group OYJ	47,645	177,364
	Apetit OYJ	3,389	52,684
#	Aspo OYJ	32,663	192,642
	Atria OYJ	72,002	1,057,270
#	Bittium OYJ	75,464	586,471
#	Citycon OYJ	189,047	759,129
	Digia OYJ	28,994	219,151
	Elisa OYJ	473,046	25,236,068
Ω	Enento Group OYJ	27,350	528,124
	eQ OYJ	7,039	81,326
#	Evli OYJ, Class B	1,367	28,184
	Finnair OYJ	572,020	1,546,633
	Fiskars OYJ Abp	90,529	1,504,234
	Fortum OYJ	1,547,773	25,950,819
	F-Secure OYJ	276,617	608,636
*	Glaston OYJ Abp	5,708	8,935
	Gofore OYJ	7,011	125,430
#	Harvia OYJ	50,346	2,329,518
	Hiab OYJ	197,332	9,389,598
	HKFoods OYJ	213,312	282,890
	Huhtamaki OYJ	460,971	16,971,888
	Ilkka OYJ	29,672	112,024
*	Incap OYJ	30,277	331,581
	Kalmar OYJ, Class B	197,492	6,256,736
#	Kamux Corp	41,665	110,056
	Kemira OYJ	532,975	10,997,440
	Kesko OYJ (KESKOA FH), Class A	179,939	4,023,814
	Kesko OYJ (KESKOB
	FH), Class B	1,296,571	29,767,741
*	Kojamo OYJ	364,883	4,247,223
	Kone OYJ, Class B	443,209	27,448,735
	Konecranes OYJ	363,496	24,353,513
	Lassila & Tikanoja OYJ	141,253	1,514,956
*	Lindex Group OYJ	140,031	420,286
#	Mandatum OYJ	599,197	4,234,842
	Marimekko OYJ	111,933	1,547,945
	Metsa Board OYJ (METSB FH), Class B	556,623	2,032,204
#	Metso OYJ	1,935,338	21,028,810
#	Neste OYJ	483,805	5,018,670

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#	Nokia OYJ (NOK US), Sponsored ADR	2,495,826	$12,454,172
	Nokia OYJ (NOKIA FH)	3,375,434	16,874,379
	Nokia OYJ (NOKIA FP)	1,186,596	5,929,013
#	Nokian Renkaat OYJ	588,896	4,684,553
	Nordea Bank Abp (NDA FH)	3,434,642	47,566,178
	Nordea Bank Abp (NDA SS)	2,414,342	33,131,426
	Olvi OYJ, Class A	48,514	1,819,054
#	Oma Saastopankki OYJ	24,666	254,787
*	Optomed OYJ	11,306	49,245
	Oriola OYJ (OKDBV FH), Class B	633,141	784,352
#	Orion OYJ (ORNAV FH), Class A	20,828	1,294,551
	Orion OYJ (ORNBV FH), Class B	445,383	27,886,111
#	Outokumpu OYJ	1,349,727	5,195,275
	Pihlajalinna OYJ	42,037	663,185
	Ponsse OYJ	47,190	1,449,594
	Puuilo OYJ	163,834	2,333,077
#*	QT Group OYJ	74,730	4,876,279
	Raisio OYJ, Class V	384,238	1,070,978
*	Rapala VMC OYJ	25,862	38,114
#*	Remedy Entertainment OYJ	2,352	43,808
#	Revenio Group OYJ	60,079	1,879,127
	Sampo OYJ, Class A	3,234,228	32,357,029
	Sanoma OYJ	426,907	4,702,875
	Scanfil OYJ	18,778	185,258
	Stora Enso OYJ, Class R	1,723,813	16,011,443
#*	Suominen OYJ	10,369	23,693
	Taaleri PLC	19,235	156,136
#	Talenom OYJ	21,268	85,971
*	Teleste OYJ	20,343	67,448
Ω	Terveystalo OYJ	299,860	4,167,382
#	TietoEVRY OYJ	335,044	6,002,323
#	Tokmanni Group Corp	156,541	2,469,878
	UPM-Kymmene OYJ	793,408	21,014,284
	Vaisala OYJ, Class A	60,863	3,240,576
#	Valmet OYJ	585,054	17,864,086
	Wartsila OYJ Abp	953,764	17,622,070
#*	WithSecure OYJ	88,143	93,994
#*	YIT OYJ	620,725	1,811,611

TOTAL FINLAND			532,637,869

FRANCE — (7.0%)
*	74Software SA	38,165	1,472,504

		Shares	Value»
FRANCE — (Continued)
	ABC arbitrage	82,766	$565,618
	Accor SA	436,148	21,490,053
	Aeroports de Paris SA	102,660	12,837,298
	Air Liquide SA	186,338	38,288,393
	AKWEL SADIR	49,880	417,474
*	Alstom SA	1,086,863	26,246,831
	Altamir	46,348	1,214,013
	Alten SA	108,218	9,172,918
Ω	Amundi SA	161,801	12,780,854
	Arkema SA	253,966	19,307,884
#	Assystem SA	31,540	1,370,547
	Aubay	27,927	1,456,872
	AXA SA	929,826	43,976,952
Ω	Ayvens SA	40,618	411,733
*	Bastide le Confort Medical	13,234	409,195
#	Beneteau SACA	151,602	1,386,991
	BioMerieux	60,838	8,211,934
#	BNP Paribas SA	765,928	64,896,674
	Boiron SA	27,994	770,580
	Bollore SE	1,432,186	8,858,672
	Bonduelle SCA	58,581	547,904
*††	Bourbon Corp. SA	56,660	0
	Bouygues SA	801,598	35,234,482
	Bureau Veritas SA	789,401	25,057,999
*	Canal & SA	1,944,279	4,417,897
	Capgemini SE	170,259	27,182,254
#	Carrefour SA	2,086,617	32,183,378
#	Catana Group	91,952	354,643
	CBo Territoria	2,301	9,692
*	Cegedim SA	34,825	472,285
	Cie de Saint-Gobain SA	609,899	66,306,994
	Cie des Alpes	102,140	2,009,878
	Cie Generale des Etablissements Michelin SCA	2,060,119	75,329,778
*	Claranova SE	40,921	110,577
#*	Clariane SE	884,784	3,759,551
	Coface SA	656,019	13,446,261
	Credit Agricole SA	892,367	16,737,758
	Danone SA	707,218	60,853,577
	Dassault Aviation SA	22,343	8,056,139
	Dassault Systemes SE	107,422	4,025,762
	Derichebourg SA	587,211	4,039,276
	Edenred SE	326,889	10,194,673
	Eiffage SA	402,573	54,779,213
#*	Ekinops SAS	16,325	60,953
	Electricite de Strasbourg SA	1,257	198,851
*Ω	Elior Group SA	555,988	1,684,276
	Elis SA	1,003,894	25,769,028
	Engie SA	3,382,163	69,903,671

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Equasens	8,872	$391,229
#	Eramet SA	38,470	2,133,095
	EssilorLuxottica SA	103,853	29,925,552
	Esso SA Francaise	12,668	2,036,296
	Etablissements Maurel et Prom SA	364,634	1,876,993
	Eurazeo SE	158,681	11,602,685
#*	Euroapi SA	18,789	58,768
#*	Eutelsat Communications SACA	890,493	3,636,670
	Exel Industries SA, Class A	6,839	273,180
	Fnac Darty SA	3,099	107,607
	Fnac Darty SA (0QSH LI)	12,150	417,889
	Fnac Darty SA (FNAC FP)	49,601	1,727,023
*	Foraco International SA	237,750	306,974
	Forvia SE (1EO IM)	64,858	502,130
	Forvia SE (FRVIA FP)	466,781	3,605,747
*	Gaumont SA	768	72,493
	Gaztransport Et Technigaz SA	149,223	24,323,765
	GEA	181	18,577
	Getlink SE	995,847	18,909,357
	GL Events SACA	43,779	1,091,687
	Groupe Crit SA	22,390	1,727,518
#	Groupe SFPI	7,834	19,176
#	Guerbet	28,753	654,159
#*	Guillemot Corp	18,369	104,222
*	Haulotte Group SA	27,104	82,156
	Hermes International SCA	23,367	64,263,455
*	ID Logistics Group SACA	13,312	5,995,954
	Imerys SA	161,118	5,382,019
	Infotel SA	2,750	136,576
	Interparfums SA	32,474	1,287,166
	Ipsen SA	133,207	15,492,384
	IPSOS SA	196,901	9,322,213
	Jacquet Metals SACA.	62,057	1,459,699
*	JCDecaux SE	262,483	4,568,319
	Kaufman & Broad SA	71,601	2,811,318
	Kering SA	75,210	15,301,674
#*	La Francaise De L’energie SACA	603	19,797
Ω	La Francaise des Jeux SACA	353,503	12,600,310
	Laurent-Perrier	7,300	803,166
	Lectra	25,441	660,681
	Legrand SA	195,817	21,520,252
	Linedata Services	3,879	323,938

		Shares	Value»
FRANCE — (Continued)
	LISI SA	40,903	$1,280,837
	LNA Sante SA	27,030	703,653
	L’Oreal SA	121,996	53,905,842
*	Louis Hachette Group	782,405	1,233,610
#*	Lumibird	1,775	22,849
	LVMH Moet Hennessy Louis Vuitton SE	247,349	137,013,864
#Ω	Maisons du Monde SA	124,765	389,034
#	Manitou BF SA	37,916	874,346
	Mersen SA	101,630	2,178,191
#	Metropole Television SA	123,905	1,946,902
#*	Nacon SA	1,448	805
	Nexans SA	117,200	12,875,402
#*	Nexity SA	161,114	1,689,360
	NRJ Group	87,380	658,344
	Oeneo SA	138,265	1,427,645
	Opmobility	280,234	3,140,648
	Orange SA (ORA FP)	6,978,148	101,239,269
	Pernod Ricard SA	77,494	8,399,998
#*	Pierre Et Vacances SA	311,118	487,912
	Publicis Groupe SA (PUB FP)	440,260	44,795,129
#	Publicis Groupe SA (PUBGY US), ADR	28,265	716,235
	Quadient SA	138,101	2,614,098
	Renault SA	492,514	26,158,001
	Rexel SA	1,166,393	32,406,627
#	Robertet SA	1,432	1,328,172
	Rubis SCA	224,546	7,309,144
	Safran SA	250,617	66,694,108
	Samse SACA	989	158,027
	Sanofi SA (SAN FP)	552,673	60,457,910
#	Sanofi SA (SNY US), ADR	68,537	3,766,108
	Sartorius Stedim Biotech	9,917	2,340,322
	Savencia SA	21,189	1,604,685
	Schneider Electric SE (0NWV LI)	19,869	4,616,127
	Schneider Electric SE (SU FP)	154,363	36,066,259
	SCOR SE	589,300	18,568,362
	SEB SA	107,631	10,152,720
	Seche Environnement SACA	12,569	1,296,631
#*Ω	SMCP SA	170,220	613,649
	Societe BIC SA	113,621	7,351,449
	Societe Generale SA	1,071,889	55,887,189
	Societe LDC SADIR	5,415	470,054
	Sodexo SA	216,682	13,754,281
	Sodexo, Inc.	8,908	564,111
*	SOITEC	43,863	2,489,477

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Sopra Steria Group	71,040	$14,565,860
	SPIE SA	542,648	26,596,561
	Stef SA	22,312	3,217,125
*	Synergie SE	43,437	1,501,715
	Teleperformance SE	196,899	21,590,967
	Television Francaise 1 SA	206,730	1,975,399
	TFF Group	795	18,844
	Thales SA	142,400	39,889,419
	Thermador Groupe	12,068	903,500
#	Tikehau Capital SCA	25,541	551,615
	TotalEnergies SE (TTE FP)	4,093,590	233,151,234
	TotalEnergies SE (TTE US), Sponsored ADR	215,223	12,235,428
	Trigano SA	43,525	5,170,606
*	Ubisoft Entertainment SA	368,613	4,343,114
	Valeo SE	740,417	7,353,205
*	Vallourec SACA	802,756	14,837,134
	Veolia Environnement SA (VIE FP)	620,139	22,649,998
Ω	Verallia SA	294,207	9,837,851
	Vetoquinol SA	2,379	201,011
	Vicat SACA	79,455	4,448,956
	VIEL & Cie SA	80,059	1,226,815
	Vinci SA	701,249	98,502,566
	Virbac SACA	13,467	4,748,022
*	Viridien	28,021	1,662,418
	Vivendi SE	1,944,278	6,063,154
#*	Voltalia SA	51,820	429,447
#	Vranken-Pommery Monopole SA	9,140	121,707
#	Wavestone	26,350	1,406,453
*Ω	Worldline SA	414,872	2,298,612

TOTAL FRANCE			2,358,970,731

GERMANY — (7.7%)
	1&1 AG	175,399	3,116,731
	7C Solarparken AG	207,839	474,363
	Adesso SE	10,024	1,113,354
	adidas AG	175,317	40,338,958
	Adtran Networks SE	25,248	580,569
	All for One Group SE	6,241	401,075
	Allgeier SE	19,044	438,460
	Allianz SE (ALIZY US), ADR	50,320	2,078,719
	Allianz SE (ALV GR)	195,310	80,775,666
	AlzChem Group AG	3,431	442,769
	Amadeus Fire AG	17,147	1,457,659
	Atoss Software SE	32,850	4,938,212
	Aumann AG	4,179	67,462
#	Aurubis AG	152,294	13,296,566

		Shares	Value»
GERMANY — (Continued)
*Ω	Auto1 Group SE	13,573	$326,126
	BASF SE	2,286,872	116,789,322
*	Basler AG	13,664	138,280
	Bayer AG	2,195,724	57,543,745
	Bayerische Motoren Werke AG	582,272	49,386,842
#*	BayWa AG (BYW6 GR)	64,660	593,286
	Bechtle AG	350,338	14,946,347
	Beiersdorf AG	41,531	5,851,634
	Bertrandt AG	24,266	523,819
	Bijou Brigitte AG	18,633	895,840
	Bilfinger SE	112,125	9,536,221
#	Borussia Dortmund GmbH & Co. KGaA.	385,956	1,433,676
#*	BRANICKS Group AG	114,046	247,233
	Brenntag SE	488,802	32,644,079
	CANCOM SE (COK GR)	33,366	1,024,481
	Carl Zeiss Meditec AG	23,186	1,593,516
*	Ceconomy AG	727,155	2,584,226
	CENIT AG	26,633	249,806
	Cewe Stiftung & Co. KGaA	34,614	4,002,881
	Commerzbank AG	1,576,057	41,714,341
*	CompuGroup Medical SE & Co. KGaA	100,848	2,513,406
	Continental AG	405,867	31,728,508
*	Covestro AG	516,166	34,742,800
	CTS Eventim AG & Co. KGaA	211,308	25,037,246
	Daimler Truck Holding AG	1,631,746	65,557,807
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	66,836
	Dermapharm Holding SE	75,933	3,317,173
	Deutsche Bank AG (DB US)	1,265,286	33,163,146
	Deutsche Bank AG (DBK GR)	1,854,208	48,617,967
*	Deutsche Beteiligungs AG	61,661	1,762,478
	Deutsche Boerse AG	259,172	83,477,708
	Deutsche EuroShop AG	17,860	391,857
	Deutsche Lufthansa AG	1,409,207	10,126,058

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*Ω	Deutsche Pfandbriefbank AG	630,955	$3,869,889
	Deutsche Post AG	2,262,064	96,653,464
	Deutsche Telekom AG (DTE GR)	5,657,728	203,211,639
	Deutsche Telekom AG (DTEGY US), Sponsored ADR	4,026	144,171
	Deutsche Wohnen SE	66,493	1,689,776
	Deutz AG	225,216	1,748,672
*	Dr. Hoenle AG	13,048	126,676
	Draegerwerk AG & Co. KGaA	14,733	830,232
	Duerr AG	190,743	4,515,617
Ω	DWS Group GmbH & Co. KGaA	112,511	5,922,963
	E.ON SE	4,131,060	72,250,549
	Eckert & Ziegler SE	36,307	2,481,854
	Elmos Semiconductor SE	32,846	2,237,612
	ElringKlinger AG	117,463	655,722
	Energiekontor AG	27,170	1,308,833
	Evonik Industries AG	850,409	19,111,111
#*	Evotec SE	292,776	2,450,664
	Fielmann Group AG	103,613	5,887,794
	flatexDEGIRO AG	333,265	8,770,479
#*	Fraport AG Frankfurt Airport Services Worldwide	160,050	10,606,764
	Freenet AG	753,145	31,318,106
	Fresenius Medical Care AG (FME GR)	544,294	27,691,269
	Fresenius Medical Care AG (FMS US), ADR	1,074	27,258
*	Fresenius SE & Co. KGaA	703,880	33,432,128
	Friedrich Vorwerk Group SE	10,661	727,949
	FUCHS SE	124,570	4,788,830
	GEA Group AG	629,633	41,077,059
	Gerresheimer AG	145,559	9,875,841
	Gesco SE	29,514	539,240
	GFT Technologies SE	80,626	2,277,132
	Grenke AG	74,412	1,140,634
	H&R GmbH & Co. KGaA	71,325	329,411
	Hannover Rueck SE	86,988	27,923,112
#Ω	Hapag-Lloyd AG	49,332	7,767,344
	Hawesko Holding SE	1,974	55,570
	Heidelberg Materials AG	367,659	73,499,988

		Shares	Value»
GERMANY — (Continued)
*	Heidelberger Druckmaschinen AG	1,089,340	$1,499,559
	Hella GmbH & Co. KGaA	19,384	1,948,364
*	HelloFresh SE	505,480	5,263,466
	Henkel AG & Co. KGaA	139,179	9,823,272
	Hensoldt AG	231,630	17,944,093
	HOCHTIEF AG	78,040	14,764,796
	Hornbach Holding AG & Co. KGaA	44,857	5,050,321
	HUGO BOSS AG	172,645	7,200,904
	Indus Holding AG	49,401	1,391,684
	Infineon Technologies AG (IFNNY US), ADR	173,010	5,704,140
	Infineon Technologies AG (IFX GR)	1,977,887	65,513,641
	Init Innovation in Traffic Systems SE	12,825	570,999
Ω	Instone Real Estate Group SE	115,129	1,064,917
	IVU Traffic Technologies AG	28,696	610,469
	Jenoptik AG	211,262	4,217,806
Ω	JOST Werke SE	32,847	1,848,494
	K&S AG	348,460	6,077,798
	KION Group AG	359,133	15,283,243
	Kloeckner & Co. SE	20,637	166,109
#	Knaus Tabbert AG	9,810	146,872
	Knorr-Bremse AG	212,851	21,109,868
#*	Koenig & Bauer AG	57,140	1,057,325
	Krones AG	57,689	8,432,293
	KSB SE & Co. KGaA	267	256,219
	KWS Saat SE & Co. KGaA	35,313	2,228,190
	Lanxess AG	408,612	12,268,161
	LEG Immobilien SE	188,708	15,996,624
	Leifheit AG	30,103	741,735
#*	LPKF Laser & Electronics SE	13,810	128,540
*	Mediclin AG	12,692	42,070
*	Medios AG	43,616	579,223
	Mercedes-Benz Group AG	1,479,813	88,476,257
	Merck KGaA	26,178	3,644,503
	MLP SE	323,179	2,930,293
	MTU Aero Engines AG	26,030	9,009,126
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	171,498	117,409,157

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	Mutares SE & Co. KGaA	52,436	$1,917,231
#*	Nagarro SE	31,247	2,227,636
	Nemetschek SE	195,375	25,962,359
#*	Nordex SE	346,411	6,485,969
	Norma Group SE	151,587	1,905,158
	Patrizia SE	194,012	1,627,169
*	Pentixapharm Holding AG	36,307	119,272
	Pfeiffer Vacuum Technology AG	18,422	3,245,586
#	PNE AG	29,336	513,073
	ProCredit Holding AG	23,562	270,763
	ProSiebenSat.1 Media SE	625,927	4,368,165
	Puma SE (PUM GR)	327,064	8,445,070
#*	PVA TePla AG	67,791	1,260,316
	PWO AG	5,972	195,291
*	q.beyond AG	684,149	621,454
	Qiagen NV	138,017	5,923,079
*	R Stahl AG	4,599	93,218
	Rational AG	13,027	11,177,610
	Rheinmetall AG	84,035	143,115,996
	RWE AG	868,514	33,728,001
	SAF-Holland SE	82,602	1,498,743
	Salzgitter AG	108,896	2,691,079
	SAP SE (SAP GR)	198,124	57,968,846
	Secunet Security Networks AG	4,059	946,488
#*	SFC Energy AG	2,564	66,513
#*	SGL Carbon SE	174,965	699,854
	Siemens AG (SIE GR)	235,038	54,120,184
	Siemens AG (SIEGY US), Sponsored ADR	5,596	644,939
#*	Siemens Energy AG	592,352	45,719,897
Ω	Siemens Healthineers AG	109,183	5,885,766
	Siltronic AG	74,257	3,019,336
	Sixt SE	38,792	3,688,082
	SMA Solar Technology AG	30,939	536,582
	Stabilus SE	105,184	2,917,617
	STRATEC SE	8,076	219,735
	Stroeer SE & Co. KGaA	137,619	8,217,426
	Suedzucker AG	307,479	4,139,876
*	Surteco Group SE	34,391	625,544
	SUSS MicroTec SE	61,566	2,370,673
	Symrise AG	314,018	36,216,150
*	TAG Immobilien AG	628,263	10,228,712
	Takkt AG	103,371	892,865
*	Talanx AG	198,352	22,764,486
*Ω	TeamViewer SE	376,817	5,788,936

		Shares	Value»
GERMANY — (Continued)
	Technotrans SE	32,704	$667,936
	thyssenkrupp AG	1,888,202	21,654,392
*	TUI AG	1,690,872	13,010,397
	United Internet AG	362,586	8,222,293
#	Verbio SE	36,978	436,430
	Volkswagen AG	60,827	6,790,443
	Vonovia SE	698,256	23,161,225
	Vossloh AG	42,621	3,367,244
	Wacker Chemie AG	56,488	4,270,244
	Wacker Neuson SE	105,064	2,825,251
	Washtec AG	52,755	2,542,068
*	Westwing Group SE	10,903	94,793
	Wuestenrot & Wuerttembergische AG	111,263	1,792,069
*Ω	Zalando SE	290,567	10,610,425
	Zeal Network SE	20,957	1,067,683

TOTAL GERMANY			2,614,978,775

GREENLAND — (0.0%)
	GronlandsBANKEN AS	33	3,839

HONG KONG — (1.4%)
*	Aceso Life Science Group Ltd.	1,422,900	4,532
	Aeon Credit Service Asia Co. Ltd.	28,000	22,415
	AIA Group Ltd.	9,186,000	68,829,887
*	Aidigong Maternal & Child Health Ltd.	67,466	11,396
*	Allied Group Ltd.	1,676,000	326,472
	Analogue Holdings Ltd.	34,000	3,283
*	AOM International Group Co. Ltd.	60,000	3,103
	APAC Resources Ltd.	361,197	51,432
*	Apollo Future Mobility Group Ltd.	66,400	8,758
	Asia Financial Holdings Ltd.	400,000	205,813
*	Asia Standard International Group Ltd.	2,185,561	89,773
	ASMPT Ltd.	482,800	3,248,026
	Associated International Hotels Ltd.	79,000	51,582
	Bank of East Asia Ltd.	3,760,537	5,170,514
	BOC Hong Kong Holdings Ltd.	3,312,000	13,739,435

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Bright Smart Securities & Commodities Group Ltd.	3,018,000	$2,667,979
#Ω	Budweiser Brewing Co. APAC Ltd.	1,091,300	1,153,098
	Build King Holdings Ltd.	870,000	126,460
	Cafe de Coral Holdings Ltd.	1,588,000	1,459,362
#	Cathay Pacific Airways Ltd.	6,407,180	7,362,270
*	Century City International Holdings Ltd.	176,800	1,048
	Chen Hsong Holdings	408,000	72,048
	Cheuk Nang Holdings Ltd.	124,488	23,371
	Chevalier International Holdings Ltd.	130,276	65,868
*	Chi Kan Holdings Ltd.	88,000	29,454
*	China Energy Development Holdings Ltd.	33,840,000	187,796
	China Motor Bus Co. Ltd.	6,800	49,509
#*	China Star Entertainment Ltd.	8,326,000	1,688,037
*	Chinese Estates Holdings Ltd.	1,984,000	329,216
	Chow Sang Sang Holdings International Ltd.	1,605,000	1,572,934
*	Chuang’s Consortium International Ltd.	4,671,553	209,999
	CITIC Telecom International Holdings Ltd.	8,815,000	2,681,591
	CK Asset Holdings Ltd.	2,380,124	9,723,669
	CK Hutchison Holdings Ltd.	2,034,408	11,472,185
	CK Infrastructure Holdings Ltd.	451,545	3,043,255
*	CK Life Sciences International Holdings, Inc.	7,186,000	835,569
	CLP Holdings Ltd.	781,500	6,663,569
#*	C-Mer Medical Holdings Ltd.	1,490,000	324,357
	CN Logistics International Holdings Ltd.	88,000	38,387

		Shares	Value»
HONG KONG — (Continued)
*	CNT Group Ltd.	814,000	$24,722
#††	Convoy, Inc.	23,823,171	96,145
*	Cowell e Holdings, Inc.	388,000	1,115,032
Ω	Crystal International Group Ltd.	941,500	548,899
*	CSC Holdings Ltd.	98,610,000	241,147
*	CSI Properties Ltd.	40,633,880	877,205
	CTF Services Ltd.	5,263,221	4,984,348
*††	CW Group Holdings Ltd.	1,730,500	0
	Dah Sing Banking Group Ltd.	1,987,702	2,141,916
	Dah Sing Financial Holdings Ltd.	870,044	3,176,710
	Dickson Concepts International Ltd.	427,000	377,576
	Dream International Ltd.	24,000	18,001
	Dynamic Holdings Ltd.	42,000	76,437
	Eagle Nice International Holdings Ltd.	1,394,000	623,599
	EC Healthcare	1,855,000	152,667
††	EcoGreen International Group Ltd.	468,240	21,511
	Emperor International Holdings Ltd.	6,684,416	172,431
	Emperor Watch & Jewellery Ltd.	18,200,000	507,939
*	ENM Holdings Ltd.	4,992,000	160,572
*	Esprit Holdings Ltd.	11,430,969	144,442
Ω	ESR Group Ltd.	3,591,152	5,718,702
	EuroEyes International Eye Clinic Ltd.	73,000	26,338
	Fairwood Holdings Ltd.	313,000	207,484
	Far East Consortium International Ltd.	6,538,465	750,112
	First Pacific Co. Ltd.	10,595,756	7,129,540
#*Ω	FIT Hon Teng Ltd.	4,265,000	1,070,726
	Four Seas Mercantile Holdings Ltd.	36,000	12,302
*Ω	Frontage Holdings Corp.	1,238,000	185,105
	FSE Lifestyle Services Ltd.	430,000	306,128
	Galaxy Entertainment Group Ltd.	2,121,000	7,660,197
	Get Nice Holdings Ltd.	3,195,296	55,414

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Giordano International Ltd.	5,084,000	$978,781
	Glorious Sun Enterprises Ltd.	1,763,000	290,818
#*††	Gold Financial Holdings Ltd.	2,104,000	0
	Gold Peak Technology Group Ltd.	605,000	40,511
	Golden Resources Development International Ltd.	1,144,000	50,882
*	GR Life Style Co. Ltd.	2,932,000	246,451
	Great Eagle Holdings Ltd.	922,652	1,542,372
	G-Resources Group Ltd.	6,415,820	5,231,425
	Guoco Group Ltd.	26,000	211,407
	Guotai Junan International Holdings Ltd.	12,779,000	1,645,722
	Hang Lung Group Ltd.	3,125,000	4,485,851
	Hang Lung Properties Ltd.	6,127,284	5,025,238
	Hang Seng Bank Ltd.	466,400	6,510,376
*	Hanison Construction Holdings Ltd.	269,496	8,774
	Harbour Centre Development Ltd.	158,000	78,436
	Henderson Land Development Co. Ltd.	2,167,104	6,145,776
	HK Electric Investments & HK Electric Investments Ltd.	4,597,500	3,201,660
	HKBN Ltd.	803,500	525,243
*	HKR International Ltd.	4,565,238	508,996
	HKT Trust & HKT Ltd.	9,543,000	13,579,491
	Hon Kwok Land Investment Co. Ltd.	234,000	33,120
	Hong Kong & China Gas Co. Ltd.	9,584,586	8,623,957
	Hong Kong Exchanges & Clearing Ltd.	812,318	35,489,917
	Hong Kong Ferry Holdings Co. Ltd.	489,000	264,106
*	Hong Kong Technology Venture Co. Ltd.	1,296,535	346,854

		Shares	Value»
HONG KONG — (Continued)
	Hongkong & Shanghai Hotels Ltd.	2,291,726	$1,595,193
Ω	Honma Golf Ltd.	558,000	248,604
	Hung Hing Printing Group Ltd.	1,234,524	158,589
	Hutchison Telecommunications Hong Kong Holdings Ltd.	6,736,000	877,831
	Hysan Development Co. Ltd.	1,386,215	2,259,662
	IGG, Inc.	2,375,000	1,144,204
Ω	Impro Precision Industries Ltd.	160,000	47,424
	International Housewares Retail Co. Ltd.	1,496,000	182,991
*	IPE Group Ltd.	945,000	48,736
	Johnson Electric Holdings Ltd.	1,605,818	2,925,475
	K Wah International Holdings Ltd.	3,864,000	865,731
*	Kader Holdings Co. Ltd.	100,000	3,320
	Karrie International Holdings Ltd.	1,958,000	182,371
	Kerry Properties Ltd.	2,533,083	5,948,772
	KLN Logistics Group Ltd.	1,877,291	1,514,196
	Kowloon Development Co. Ltd.	2,015,984	781,041
*	Lai Sun Development Co. Ltd.	1,819,480	131,056
	Lam Soon Hong Kong Ltd.	12,000	15,629
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	363,750	21,569
*	Lerado Financial Group Co. Ltd.	74,000	1,443
	Liu Chong Hing Investment Ltd.	1,034,000	537,056
	Luk Fook Holdings International Ltd.	1,518,000	3,312,446
	Man Wah Holdings Ltd.	8,041,200	4,273,410
*	MECOM Power & Construction Ltd.	2,917,500	44,977
#*	Melco International Development Ltd.	412,000	170,692

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Melco Resorts & Entertainment Ltd., ADR	47,606	$245,171
	MGM China Holdings Ltd.	1,381,200	1,789,920
*††	MH Development NPV	314,080	0
*	Midland Holdings Ltd.	1,342,364	171,070
	Miramar Hotel & Investment	581,000	679,745
#	Modern Dental Group Ltd.	1,402,000	752,977
#*	Mongolian Mining Corp.	2,136,000	1,764,676
	MTR Corp. Ltd.	686,632	2,370,478
*	NagaCorp Ltd.	5,378,192	2,284,442
	Nameson Holdings Ltd.	1,670,000	163,390
*	National United Resources Holdings Ltd.	332,000	2,867
*	New Focus Auto Tech Holdings Ltd.	5,064,000	27,994
#*	New World Development Co. Ltd.	5,045,284	3,089,638
*††	NewOcean Energy Holdings Ltd.	4,088,000	0
#	Nissin Foods Co. Ltd.	834,000	717,518
	Oriental Watch Holdings	2,165,793	978,407
#*	Oshidori International Holdings Ltd.	17,547,000	1,065,988
#	Pacific Basin Shipping Ltd.	23,407,000	5,248,349
	Pacific Textiles Holdings Ltd.	3,850,000	611,096
*	Paliburg Holdings Ltd.	758,790	39,663
	Paradise Entertainment Ltd.	120,000	25,472
	PAX Global Technology Ltd.	393,000	236,662
	PC Partner Group Ltd.	970,000	912,046
	PCCW Ltd.	16,136,308	10,757,341
#*††	Peace Mark Holdings Ltd.	232,000	0
#	Perfect Medical Health Management Ltd.	1,429,000	398,347
	Pico Far East Holdings Ltd.	3,390,000	835,087
	Playmates Holdings Ltd.	3,856,000	248,162

		Shares	Value»
HONG KONG — (Continued)
	Plover Bay Technologies Ltd.	1,048,000	$716,982
	Power Assets Holdings Ltd.	1,360,500	8,997,253
*	Public Financial Holdings Ltd.	1,950,000	326,999
*	Regal Hotels International Holdings Ltd.	1,641,400	134,562
Ω	Regina Miracle International Holdings Ltd.	1,148,000	252,042
#	Sa Sa International Holdings Ltd.	2,658,000	200,979
*	Sands China Ltd.	1,291,200	2,312,473
	SAS Dragon Holdings Ltd.	1,326,000	692,692
	SEA Holdings Ltd.	1,123,918	198,920
#*	Shandong Hi-Speed Holdings Group Ltd.	128,000	104,680
	Shangri-La Asia Ltd.	4,816,166	2,697,757
*	Shun Tak Holdings Ltd.	8,912,250	642,734
	Singamas Container Holdings Ltd.	6,636,000	520,163
	Sino Land Co. Ltd.	6,131,156	6,300,990
	SITC International Holdings Co. Ltd.	4,284,000	11,862,236
#*	SJM Holdings Ltd.	3,361,125	937,667
	SmarTone Telecommunications Holdings Ltd.	1,471,430	805,831
#*	Solomon Systech International Ltd.	1,002,000	50,226
	Soundwill Holdings Ltd.	466,500	490,492
	Stella International Holdings Ltd.	1,890,000	3,383,612
	Sun Hung Kai & Co. Ltd.	3,114,787	1,205,559
	Sun Hung Kai Properties Ltd.	838,511	7,954,461
	SUNeVision Holdings Ltd.	2,341,000	1,957,337
	Swire Pacific Ltd. (19 HK), Class A	704,500	6,092,277
	Swire Pacific Ltd. (87 HK), Class B	1,360,000	1,871,854
	Swire Properties Ltd.	738,850	1,632,838
	TAI Cheung Holdings Ltd.	1,103,000	419,855

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Tai Hing Group Holdings Ltd.	1,034,000	$130,561
	Tai Sang Land Development Ltd.	145,523	32,040
	Tan Chong International Ltd.	372,000	47,494
	Tao Heung Holdings Ltd.	11,000	449
	Techtronic Industries Co. Ltd.	1,082,500	10,894,260
#*	Television Broadcasts Ltd.	1,228,900	489,851
	Texhong International Group Ltd.	1,255,500	546,657
	Texwinca Holdings Ltd.	3,458,000	255,261
#	Theme International Holdings Ltd.	15,010,000	754,539
#*	Tongda Group Holdings Ltd.	3,860,000	37,328
	Town Health International Medical Group Ltd.	2,602,000	83,389
	Tradelink Electronic Commerce Ltd.	2,608,000	319,880
	Transport International Holdings Ltd.	1,200,209	1,394,106
	Tycoon Group Holdings Ltd.	482,000	31,083
#	United Laboratories International Holdings Ltd.	5,269,500	9,443,287
*	Unity Group Holdings International Ltd.	174,000	8,702
*††	Untrade.Genting	1,416,000	0
*	Value Partners Group Ltd.	3,203,000	560,932
	Vedan International Holdings Ltd.	1,404,000	114,179
	Vesync Co. Ltd.	114,000	81,874
	Vitasoy International Holdings Ltd.	2,014,000	2,594,867
	Viva Goods Co. Ltd.	192,000	8,892
*	Vobile Group Ltd.	488,000	204,994
*W	VPower Group International Holdings Ltd.	333,506	13,054
	VSTECS Holdings Ltd.	3,775,200	2,906,707
	VTech Holdings Ltd.	686,600	4,612,690
*	Wai Kee Holdings Ltd.	110,000	8,261
*	Wang On Group Ltd.	51,760,000	146,619

		Shares	Value»
HONG KONG — (Continued)
*	Wealthink AI-Innovation Capital Ltd.	1,516,000	$14,953
Ω	WH Group Ltd.	26,649,234	23,829,939
	Wharf Real Estate Investment Co. Ltd.	1,951,750	4,667,707
	Wing On Co. International Ltd.	123,137	181,927
	Wing Tai Properties Ltd.	462,000	86,653
	Wynn Macau Ltd.	2,986,400	1,988,100
*	Xingye Alloy Materials Group Ltd.	279,000	35,573
#	Xinyi Glass Holdings Ltd.	6,984,215	6,539,194
	Yue Yuen Industrial Holdings Ltd.	3,628,000	5,208,711
*	Zhaobangji Lifestyle Holdings Ltd.	4,424,000	78,817

TOTAL HONG KONG			481,022,888

IRELAND — (0.7%)
	AIB Group PLC	5,824,385	39,146,044
	Bank of Ireland Group PLC	4,521,858	53,093,199
	C&C Group PLC	1,641,024	3,014,259
	Cairn Homes PLC	2,901,465	6,392,006
	Dalata Hotel Group PLC	640,820	3,672,823
	DCC PLC	297,569	19,448,473
	FBD Holdings PLC (FBD ID)	67,472	983,580
	FBD Holdings PLC (FBH LN)	18,709	273,409
#*	Flutter Entertainment PLC	93,708	22,744,628
	Glanbia PLC (GLB ID)	717,800	9,292,059
	Glanbia PLC (GLB LN)	74,909	1,005,009
*Ω	Glenveagh Properties PLC	2,219,683	4,160,239
	Grafton Group PLC, CDI	687,629	8,323,794
	Greencore Group PLC	1,957,577	4,827,202
	Irish Continental Group PLC (IR5B ID)	492,900	2,871,391
*	James Hardie Industries PLC (JHX AU), CDI	513,476	12,052,407

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (Continued)
#*	James Hardie Industries PLC (JHX US), Sponsored ADR	38,440	$912,566
	Kerry Group PLC (KYGA ID), Class A	2,582	273,335
	Kerry Group PLC (KYGA LN), Class A	76,886	8,380,480
	Kingspan Group PLC (KGP LN)	19,320	1,635,925
	Kingspan Group PLC (KSP ID)	300,950	25,395,491
*	Permanent TSB Group Holdings PLC	66,622	116,625
	Smurfit WestRock PLC	144,313	6,064,032

TOTAL IRELAND			234,078,976

ISRAEL — (0.9%)
*	Adgar Investment & Development Ltd.	194,139	227,544
*	Afcon Holdings Ltd.	2,339	119,094
#*	AFI Properties Ltd.	50,056	2,532,134
	Africa Israel Residences Ltd.	10,691	707,315
*	Airport City Ltd.	134,264	1,995,669
*	Allot Ltd.	48,893	288,870
	Alony Hetz Properties & Investments Ltd.	208,871	1,744,600
*	Alrov Properties & Lodgings Ltd.	27,535	1,472,965
	Amot Investments Ltd.	284,975	1,507,959
	Arad Ltd.	18,543	262,731
	Aryt Industries Ltd.	9,314	59,841
*	Ashdod Refinery Ltd.	35,100	576,678
#	Ashtrom Group Ltd.	88,131	1,385,924
#	Atreyu Capital Markets Ltd.	5,574	108,790
	AudioCodes Ltd. (AUDC IT)	9,004	85,108
	AudioCodes Ltd. (AUDC US)	44,228	414,859
	Aura Investments Ltd.	183,463	962,005
	Automatic Bank Services Ltd.	41,174	254,566
*	Avgol Industries 1953 Ltd.	305,415	127,595

		Shares	Value»
ISRAEL — (Continued)
#	Azorim-Investment Development & Construction Co. Ltd.	204,457	$942,098
	Azrieli Group Ltd.	23,130	1,683,965
	Bank Hapoalim BM	1,400,697	20,546,251
	Bank Leumi Le-Israel BM	2,382,401	33,832,544
*	Bet Shemesh Engines Holdings 1997 Ltd.	17,612	2,357,036
#	Bezeq The Israeli Telecommunication Corp. Ltd.	3,178,137	4,832,792
*	Big Shopping Centers Ltd.	18,371	2,682,375
	Blue Square Real Estate Ltd.	17,734	1,510,247
#*	Brainsway Ltd. (BWAY IT)	41,757	187,338
#	Camtek Ltd.	10,598	703,756
	Carasso Motors Ltd.	111,509	858,794
*	Cellcom Israel Ltd. (CEL IT)	479,698	3,037,660
*	Cellcom Israel Ltd. (CELJF US)	48,866	320,561
*	Ceragon Networks Ltd.	99,230	216,321
	Clal Insurance Enterprises Holdings Ltd.	259,218	7,112,455
#*	Compugen Ltd.	81,192	116,994
	Danel Adir Yeoshua Ltd.	21,238	2,295,301
	Danya Cebus Ltd.	6,488	187,191
*	Delek Automotive Systems Ltd.	63,635	458,568
	Delek Group Ltd.	34,370	5,483,210
	Delta Galil Ltd.	48,867	2,304,234
	Delta Israel Brands Ltd.	823	18,556
#	Diplomat Holdings Ltd.	12,311	141,699
#	Direct Finance of Direct Group 2006 Ltd.	1,095	162,985
*	Dor Alon Energy in Israel 1988 Ltd.	1,634	52,895
#*	Doral Group Renewable Energy Resources Ltd.	78,203	260,303
#	Duniec Brothers Ltd.	2,984	179,974
#*	El Al Israel Airlines	301,267	920,828

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Elbit Systems Ltd. (ESLT IT)	1,279	$491,750
	Elbit Systems Ltd. (ESLT US)	1,864	740,921
	Electra Consumer Products 1970 Ltd.	30,423	837,864
#	Electra Ltd.	7,139	3,776,445
	Electra Real Estate Ltd.	34,338	426,120
#*	Electreon Wireless Ltd.	868	18,987
*	Ellomay Capital Ltd.	2,636	38,386
	Energix-Renewable Energies Ltd.	185,882	550,510
*	Enlight Renewable Energy Ltd. (ENLT IT)	27,899	451,875
*	Enlight Renewable Energy Ltd. (ENLT US)	20,640	336,638
*	Equital Ltd.	110,684	4,151,504
*	Fattal Holdings 1998 Ltd.	21,983	2,870,882
	First International Bank of Israel Ltd.	163,656	8,988,703
#	FMS Enterprises Migun Ltd.	12,304	593,586
	Formula Systems 1985 Ltd. (FORTY IT)	49,097	4,334,819
#	Fox Wizel Ltd.	45,474	3,824,718
	Gav-Yam Lands Corp. Ltd.	131,874	1,172,464
*	Gilat Satellite Networks Ltd.	92,616	587,489
	Globrands Ltd.	82	12,607
*	Hagag Group Real Estate Development	35,863	164,892
#*	Hamat Group Ltd.	11,261	41,394
	Harel Insurance Investments & Financial Services Ltd.	466,631	7,756,318
	Hilan Ltd.	69,162	4,415,683
	ICL Group Ltd.	527,561	3,521,693
	IDI Insurance Co. Ltd.	37,414	1,752,164
*	IES Holdings Ltd.	5,166	307,801
	Ilex Medical Ltd.	11,771	195,037
	Inrom Construction Industries Ltd.	328,521	1,376,911
	Isracard Ltd.	482,737	2,273,334

		Shares	Value»
ISRAEL — (Continued)
	Israel Canada TR Ltd.	181,820	$591,821
	Israel Discount Bank Ltd., Class A	1,850,248	13,820,394
	Israel Shipyards Industries Ltd.	7,116	257,527
	Isras Investment Co. Ltd.	4,934	1,064,084
#	Issta Ltd.	25,299	579,421
	Kamada Ltd. (KMDA IT)	38,092	248,008
*	Kamada Ltd. (KMDA US)	37,946	245,511
	Kardan Real Estate Enterprise & Development Ltd.	236,728	346,854
	Kerur Holdings Ltd.	23,328	500,757
	Klil Industries Ltd.	5,157	287,183
	Kvutzat Acro Ltd.	33,275	449,804
#	Land Development Nimrodi Group Ltd.	61,365	482,191
#	Lapidoth Capital Ltd.	18,593	320,530
	M Yochananof & Sons Ltd.	18,750	1,268,087
	Magic Software Enterprises Ltd. (MGIC IT)	19,579	270,776
	Magic Software Enterprises Ltd. (MGIC US)	53,152	735,624
*	Malam - Team Ltd.	4,392	89,722
	Matrix IT Ltd.	163,299	3,997,074
	Max Stock Ltd.	191,035	729,932
#	Maytronics Ltd.	105,870	119,709
	Mediterranean Towers Ltd.	314,007	950,732
	Mega Or Holdings Ltd.	65,529	2,228,120
	Meitav Investment House Ltd.	163,940	2,112,080
	Melisron Ltd.	31,412	2,672,405
	MENIF - Financial Services Ltd.	6,350	32,392
	Menora Mivtachim Holdings Ltd.	101,172	5,358,773
*	Meshek Energy Renewable Energies Ltd.	55,117	42,790
#	Meshulam Levinstein Contracting & Engineering Ltd.	6,119	649,023

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Migdal Insurance & Financial Holdings Ltd.	1,716,318	$3,300,816
	Mivne Real Estate KD Ltd.	839,510	2,449,504
	Mivtach Shamir Holdings Ltd.	19,553	1,353,536
	Mizrahi Tefahot Bank Ltd.	271,604	13,753,344
	Nawi Group Ltd.	59,172	807,422
*	Nayax Ltd.	8,950	375,758
	Neto Malinda Trading Ltd.	9,641	291,622
*	Neto ME Holdings Ltd.	3,268	151,528
	Next Vision Stabilized Systems Ltd.	171,626	4,520,958
#*	Nice Ltd. (NICE US), Sponsored ADR	10,434	1,626,191
*	Nova Ltd. (NVMI IT)	21,720	4,193,543
	Novolog Ltd.	325,479	135,603
	Oil Refineries Ltd.	10,285,361	2,582,387
	One Software Technologies Ltd.	92,305	1,743,844
*	OPC Energy Ltd.	126,781	1,197,507
*	OY Nofar Energy Ltd.	3,691	86,390
	Palram Industries 1990 Ltd.	25,342	539,223
#	Partner Communications Co. Ltd.	543,882	3,613,390
	Paz Retail & Energy Ltd.	41,742	5,893,798
	Peninsula Group Ltd.	90,236	56,580
*	Perion Network Ltd.	85,830	810,083
	Phoenix Financial Ltd.	398,290	7,843,543
	Plasson Industries Ltd.	11,331	621,765
	Plus500 Ltd.	364,123	14,926,239
	Polyram Plastic Industries Ltd.	33,733	91,486
	Prashkovsky Investments & Construction Ltd.	22,906	590,270
#*	Priortech Ltd.	17,231	700,011
	Qualitau Ltd.	3,708	208,266
#	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,873	2,897,688
*	Rani Zim Shopping Centers Ltd	71,393	87,109
	Retailors Ltd.	37,539	774,810

		Shares	Value»
ISRAEL — (Continued)
	Sano-Brunos Enterprises Ltd.	139	$12,303
#*	Scope Metals Group Ltd.	29,813	1,030,454
	Shapir Engineering & Industry Ltd.	68,815	480,030
#*	Shikun & Binui Ltd.	846,748	2,773,914
*	Shikun & Binui Soltec Renewable Energy	14,820	9,600
	Shufersal Ltd.	297,688	2,787,212
#	Strauss Group Ltd.	30,620	693,012
	Summit Real Estate Holdings Ltd.	160,850	2,372,690
	Suny Cellular Communication Ltd.	183,699	59,230
	Tadiran Group Ltd.	10,126	562,170
Ω	Tamar Petroleum Ltd.	91,788	867,293
*	TAT Technologies Ltd.	7,244	199,638
	Tel Aviv Stock Exchange Ltd.	188,178	2,313,700
#	Telsys Ltd.	7,024	330,946
*	Tera Light Ltd.	1,738	4,396
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	314,182	4,871,909
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	646,959	10,034,334
	Tiv Taam Holdings 1 Ltd.	207,976	437,104
#*	Tower Semiconductor Ltd. (TSEM US)	58,012	2,075,669
	Turpaz Industries Ltd.	14,761	107,587
	Victory Supermarket Chain Ltd.	102	1,220
	YD More Investments Ltd.	53,863	239,591
	YH Dimri Construction & Development Ltd.	14,071	1,187,312

TOTAL ISRAEL			316,379,525

ITALY — (2.7%)
	A2A SpA	6,174,034	15,702,234
*	Abitare In SpA	11,287	41,055
	ACEA SpA	221,961	5,214,449
#*	Aeffe SpA	143,961	98,739
	Amplifon SpA	447,216	8,559,243
	Arnoldo Mondadori Editore SpA	796,298	1,938,119
	Ascopiave SpA	302,866	1,133,428

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Avio SpA	35,879	$779,748
	Azimut Holding SpA	502,932	13,976,040
	Banca Generali SpA	294,523	17,473,376
	Banca IFIS SpA	120,115	3,009,623
	Banca Mediolanum SpA	636,988	9,522,880
#	Banca Monte dei Paschi di Siena SpA	3,480,693	29,435,443
	Banca Popolare di Sondrio SpA	2,126,626	26,648,490
#	Banca Profilo SpA	963,146	198,521
Ω	Banca Sistema SpA	234,953	440,198
	Banco BPM SpA	4,773,661	53,286,075
	Banco di Desio e della Brianza SpA	100,099	858,813
	BasicNet SpA	4,285	35,992
Ω	BFF Bank SpA	616,198	5,837,740
#	Biesse SpA	16,733	133,953
#	BPER Banca SpA	5,171,852	42,006,216
#	Brunello Cucinelli SpA	136,585	15,420,401
	Buzzi SpA	260,096	13,629,817
#	Cairo Communication SpA	231,262	755,497
#Ω	Carel Industries SpA	47,234	946,689
	Cembre SpA	6,702	370,638
*	CIR SpA-Compagnie Industriali	2,238,490	1,485,143
	Comer Industries SpA	993	33,434
	Credito Emiliano SpA	406,582	5,589,607
#	Danieli & C Officine Meccaniche SpA (DAN IM)	55,127	1,898,607
	Danieli & C Officine Meccaniche SpA (DANR IM)	163,712	4,430,891
	Datalogic SpA	44,649	216,015
*Ω	doValue SpA	101,128	208,498
	Emak SpA	287,089	257,117
Ω	Enav SpA	107,033	473,961
	Enel SpA	7,879,569	68,307,770
#	Eni SpA (E US), Sponsored ADR	35,842	1,018,271
	Eni SpA (ENI IM)	3,809,218	54,553,861
#	ERG SpA	49,735	1,017,467
*	Esprinet SpA	134,200	801,435
	Fiera Milano SpA	13,338	77,558
	Fila SpA	51,466	670,512
	FinecoBank Banca Fineco SpA	1,740,117	34,821,351
	FNM SpA	658,558	298,505
*	Garofalo Health Care SpA	19,608	119,948

		Shares	Value»
ITALY — (Continued)
#	Gefran SpA	19,486	$201,644
#	Generali	174,768	6,387,374
	GPI SpA	3,556	37,137
	Hera SpA	2,932,168	13,881,548
#	IMMSI SpA	635,850	359,829
Ω	Infrastrutture Wireless Italiane SpA	251,239	3,000,332
	Intercos SpA	24,995	376,229
	Intesa Sanpaolo SpA	8,812,451	47,043,375
	Iren SpA	1,706,523	4,872,003
#	Italgas SpA	1,441,065	11,839,817
#	Italian Sea Group SpA	47,208	302,188
	Italmobiliare SpA	38,013	1,058,342
	Leonardo SpA	226,762	11,788,976
	LU-VE SpA	14,085	455,657
	Maire SpA	626,222	6,763,544
#*††	Mariella Burani Fashion Group SpA	2,868	0
#	MARR SpA	32,221	356,439
	Mediobanca Banca di Credito Finanziario SpA	1,384,582	28,320,268
	Moltiply Group SpA	61,269	3,035,980
	Moncler SpA	320,581	19,786,539
*	Newlat Food SpA	37,066	721,051
*Ω	Nexi SpA	1,239,733	7,241,353
	Orsero SpA	27,544	409,376
Ω	OVS SpA	1,268,772	4,579,336
	Pharmanutra SpA	13,984	856,481
#	Piaggio & C SpA	527,512	1,035,536
Ω	Pirelli & C SpA	1,354,967	8,377,082
Ω	Poste Italiane SpA	646,985	13,131,983
	PRADA SpA	786,600	4,911,415
	Prysmian SpA	308,133	16,926,426
Ω	RAI Way SpA	443,480	3,037,588
	Recordati Industria Chimica e Farmaceutica SpA	183,322	10,817,523
	Reply SpA	65,946	11,773,301
	Rizzoli Corriere Della Sera Mediagroup SpA	670,863	746,904
	Sabaf SpA	34,522	586,227
#*	Safilo Group SpA	145,732	119,162
#*	Saipem SpA	4,525,695	10,454,217
#	Salvatore Ferragamo SpA	92,525	579,704
#	Sanlorenzo SpA	53,430	1,715,291
#	Sesa SpA	23,255	1,965,495
	Snam SpA	2,079,886	11,937,463
#	Sogefi SpA	258,428	607,784
	SOL SpA	145,703	6,652,317
#	Spaxs SpA	225,056	889,001

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»

ITALY — (Continued)
	Tamburi Investment Partners SpA	200,556	$1,716,870
Ω	Technogym SpA	457,549	6,182,785
*	Telecom Italia SpA (TIIAY US), Sponsored ADR	179,044	700,062
#*	Telecom Italia SpA (TIT IM)	31,851,855	12,614,428
*	Telecom Italia SpA (TITR IM)	1,222,501	543,730
	Terna - Rete Elettrica Nazionale	1,564,057	15,552,683
	TXT e-solutions SpA	10,450	373,575
	UniCredit SpA	1,593,391	92,704,858
	Unipol Assicurazioni SpA	2,005,427	35,970,762
#	Webuild SpA	1,506,169	5,464,477
#	Wiit SpA	34,624	606,386
#	Zignago Vetro SpA	22,251	223,831

TOTAL ITALY			896,327,052

JAPAN — (21.5%)
	&Do Holdings Co. Ltd.	27,200	260,228
	77 Bank Ltd.	289,674	9,078,632
#	A&D HOLON Holdings Co. Ltd.	106,800	1,336,665
#	AB & Company Co. Ltd.	13,700	86,921
	ABC-Mart, Inc.	93,900	1,746,350
	Achilles Corp.	68,300	644,324
	Acom Co. Ltd.	1,090,600	3,055,971
	AD Works Group Co. Ltd.	184,699	341,792
	Adastria Co. Ltd.	155,500	3,177,168
	ADEKA Corp.	369,800	6,666,357
#	Ad-sol Nissin Corp.	60,600	428,534
	Advan Group Co. Ltd.	61,500	350,116
	Advanced Media, Inc.	34,100	210,924
	Advantest Corp.	654,100	27,364,887
#	Adventure, Inc.	1,700	44,888
	Adways, Inc.	9,700	17,979
	Aeon Co. Ltd.	570,368	16,866,466
	Aeon Fantasy Co. Ltd.	29,100	479,561
	AEON Financial Service Co. Ltd.	454,600	3,761,785
#	Aeon Hokkaido Corp.	114,100	698,590
#	Aeon Kyushu Co. Ltd.	7,100	126,124
	Aeon Mall Co. Ltd.	177,620	3,408,103
	AFC-HD AMS Life Science Co. Ltd.	19,871	118,707
	AGC, Inc.	400,800	12,513,733
#	Ahresty Corp.	92,200	422,692

		Shares	Value»

JAPAN — (Continued)
	Ai Holdings Corp.	68,400	$1,012,196
	Aica Kogyo Co. Ltd.	146,500	3,396,501
	Aichi Corp.	141,700	1,275,237
	Aichi Financial Group, Inc.	91,551	1,754,142
#	Aichi Steel Corp.	59,200	3,489,283
	Aichi Tokei Denki Co. Ltd.	34,800	479,067
	Aida Engineering Ltd.	197,800	1,227,468
#	Aidma Holdings, Inc.	4,300	53,237
	Aiful Corp.	1,088,100	2,718,417
#	Ain Holdings, Inc.	110,998	4,278,346
	Aiphone Co. Ltd.	47,500	836,130
	Air Water, Inc.	781,700	10,659,576
#	Airman Corp.	91,200	1,185,160
#	Airport Facilities Co. Ltd.	123,000	575,339
	Airtech Japan Ltd.	30,500	225,094
#	Airtrip Corp.	37,200	245,798
	Aisan Industry Co. Ltd.	198,800	2,686,805
	Aisin Corp.	915,546	11,628,639
#	AIT Corp.	35,800	439,904
	Ajinomoto Co., Inc.	659,000	13,479,235
	Ajis Co. Ltd.	17,700	319,178
	Akatsuki Corp.	107,500	366,645
	Akatsuki, Inc.	23,100	563,236
#*	Akebono Brake Industry Co. Ltd.	457,624	330,202
	Akita Bank Ltd.	77,000	1,318,059
	Albis Co. Ltd.	27,100	564,455
	Alconix Corp.	130,635	1,410,887
	Alfresa Holdings Corp.	501,500	7,570,710
#	Alinco, Inc.	85,300	601,518
#	Alleanza Holdings Co. Ltd.	58,700	426,526
	Allied Telesis Holdings KK	36,900	39,422
#	Almado, Inc.	3,900	30,356
	Alpen Co. Ltd.	75,974	1,266,147
	Alpha Corp.	28,109	214,611
#	Alpha Systems, Inc.	13,920	318,475
	Alps Alpine Co. Ltd.	891,204	9,053,064
#	Altech Corp.	90,210	1,694,482
	Amada Co. Ltd.	1,035,300	10,366,487
	Amano Corp.	196,700	5,727,146
#	Amiyaki Tei Co. Ltd.	39,900	400,304
#	Amuse, Inc.	39,700	450,683
#	Amvis Holdings, Inc.	152,800	492,016
	ANA Holdings, Inc.	152,400	2,927,516
#	Anabuki Kosan, Inc.	12,300	189,419
	Anest Iwata Corp.	140,700	1,099,696
	Anicom Holdings, Inc.	243,700	1,017,285
*	Anrakutei Co. Ltd.	2,200	108,694

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»

JAPAN — (Continued)
	Anycolor, Inc.	14,500	$373,864
	AOI Electronics Co. Ltd.	6,800	83,319
	AOKI Holdings, Inc.	172,600	1,537,971
	Aoyama Trading Co. Ltd.	199,400	2,863,429
	Aoyama Zaisan Networks Co. Ltd.	91,800	1,241,774
#	Aozora Bank Ltd.	350,700	4,842,126
	Arakawa Chemical Industries Ltd.	75,604	562,181
	Arata Corp.	131,700	2,934,770
#	Araya Industrial Co. Ltd.	17,000	548,093
	ARCLANDS Corp.	154,386	1,876,744
	Arcs Co. Ltd.	178,373	3,588,638
	ARE Holdings, Inc.	263,800	3,277,473
	Arealink Co. Ltd.	70,300	1,081,484
#*	Arent, Inc.	4,000	142,905
	Argo Graphics, Inc.	48,200	1,704,117
	Arisawa Manufacturing Co. Ltd.	132,200	1,204,781
	Artience Co. Ltd.	173,500	3,580,468
#	Artnature, Inc.	80,200	449,109
#	Artner Co. Ltd.	15,800	208,164
	As One Corp.	146,160	2,316,438
	Asahi Co. Ltd.	77,700	751,868
	Asahi Diamond Industrial Co. Ltd.	262,727	1,358,161
	Asahi Group Holdings Ltd.	1,591,000	21,991,262
	Asahi Intecc Co. Ltd.	361,700	5,561,063
	Asahi Kasei Corp.	2,505,200	17,458,090
#	Asahi Kogyosha Co. Ltd.	72,600	1,084,154
#	Asahi Net, Inc.	76,400	370,287
#	Asahi Yukizai Corp.	70,100	1,837,362
	Asanuma Corp.	315,600	1,660,759
	Asax Co. Ltd.	6,600	33,260
	Ashimori Industry Co. Ltd.	18,800	353,623
	Asia Pile Holdings Corp.	175,800	1,109,058
	Asics Corp.	894,500	19,226,422
	ASKA Pharmaceutical Holdings Co. Ltd.	78,800	1,285,351
#	ASKUL Corp.	172,900	1,840,259
	Astellas Pharma, Inc.	455,000	4,556,436
	Astena Holdings Co. Ltd.	165,800	561,260
	Asti Corp.	14,099	190,526
	Atrae, Inc.	28,100	138,280
*	Atsugi Co. Ltd.	67,800	478,593

		Shares	Value»

JAPAN — (Continued)
	Aucnet, Inc.	86,000	$748,449
	Autobacs Seven Co. Ltd.	281,800	2,924,376
	Aval Data Corp.	1,800	25,257
	Avant Group Corp.	83,700	1,043,594
	Avex, Inc.	79,415	732,759
	Awa Bank Ltd.	247,522	4,758,762
	Axell Corp.	22,900	168,809
	Axial Retailing, Inc.	301,556	2,293,954
	Azbil Corp.	930,120	8,009,534
#	AZ-COM MARUWA Holdings, Inc.	229,600	2,123,952
	AZOOM Co. Ltd.	5,200	284,457
	Bandai Namco Holdings, Inc.	570,500	19,826,311
	Bando Chemical Industries Ltd.	150,900	1,577,292
	Bank of Iwate Ltd.	67,300	1,374,933
	Bank of Kochi Ltd.	16,800	89,115
	Bank of Nagoya Ltd.	54,699	2,879,923
	Bank of Saga Ltd.	58,280	891,207
	Bank of the Ryukyus Ltd.	277,500	2,106,192
	Base Co. Ltd.	27,600	600,045
*	baudroie, Inc.	7,800	309,653
	BayCurrent, Inc.	265,000	14,279,146
#	Beauty Garage, Inc.	30,200	315,920
	Beenos, Inc.	45,400	1,270,006
	Belc Co. Ltd.	52,938	2,617,893
	Bell System24 Holdings, Inc.	155,300	1,285,207
	Belluna Co. Ltd.	219,708	1,505,861
#	Bewith, Inc.	21,600	254,246
	Bic Camera, Inc.	291,200	3,122,708
	BIPROGY, Inc.	247,200	8,073,095
	B-Lot Co. Ltd.	41,200	380,675
	BML, Inc.	108,400	2,261,040
#	Bookoff Group Holdings Ltd.	42,000	442,195
	Bourbon Corp.	2,800	52,508
	Br Holdings Corp.	117,800	277,555
	B-R31 Ice Cream Co. Ltd.	700	19,976
#	BrainPad, Inc.	59,900	444,745
	Bridgestone Corp.	863,500	36,107,384
	Broadmedia Corp.	14,659	174,970
#	BRONCO BILLY Co. Ltd.	6,800	170,062
	Brother Industries Ltd.	454,600	7,988,945
	Buffalo, Inc.	22,500	325,632
	Bunka Shutter Co. Ltd.	243,600	3,487,441
	Business Brain Showa-Ota, Inc.	19,900	376,353

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»

JAPAN — (Continued)
#	Business Engineering Corp.	15,800	$421,074
	BuySell Technologies Co. Ltd.	7,800	169,474
	C Uyemura & Co. Ltd.	19,400	1,255,489
	CAC Holdings Corp.	42,200	611,630
	Calbee, Inc.	248,300	4,994,503
	Canon Electronics, Inc.	80,801	1,316,847
	Canon Marketing Japan, Inc.	150,000	5,309,979
#	Canon, Inc. (7751 JP)	314,334	9,700,261
	Canon, Inc. (CAJ US), Sponsored ADR	29,783	914,934
	Capcom Co. Ltd.	622,300	18,015,901
	Career Design Center Co. Ltd.	16,300	204,437
#	Careerlink Co. Ltd.	27,900	418,803
#	Carenet, Inc.	33,700	173,632
#	Carlit Co. Ltd.	76,100	571,539
	Casa, Inc.	5,100	29,147
	Casio Computer Co. Ltd.	292,700	2,289,082
	Cawachi Ltd.	72,600	1,422,012
	CDS Co. Ltd.	5,900	75,878
#	Celsys, Inc.	170,800	1,552,399
	Central Automotive Products Ltd.	111,900	1,325,618
	Central Glass Co. Ltd.	124,100	2,596,432
	Central Japan Railway Co.	327,400	6,889,758
	Central Security Patrols Co. Ltd.	33,100	624,745
#	Central Sports Co. Ltd.	20,506	344,629
#	Ceres, Inc.	19,200	290,930
#	Change Holdings, Inc.	167,600	1,591,322
	Charm Care Corp. KK	66,100	583,568
	Chiba Bank Ltd.	893,763	7,946,875
#	Chiba Kogyo Bank Ltd.	204,900	1,780,396
#	Chikaranomoto Holdings Co. Ltd.	43,800	394,447
	CHIMNEY Co. Ltd.	7,500	64,138
#	Chino Corp.	30,600	411,096
	Chiyoda Co. Ltd.	59,100	505,851
	Chiyoda Integre Co. Ltd.	54,000	1,024,750
	Chofu Seisakusho Co. Ltd.	85,500	1,078,461

		Shares	Value»

JAPAN — (Continued)
	Chori Co. Ltd.	47,000	$1,192,284
#	Choushimaru Co. Ltd.	6,100	65,163
	Chubu Electric Power Co., Inc.	596,400	7,744,445
	Chubu Shiryo Co. Ltd.	112,498	1,126,206
	Chudenko Corp.	153,300	3,769,652
	Chuetsu Pulp & Paper Co. Ltd.	38,211	406,724
	Chugai Pharmaceutical Co. Ltd.	439,200	25,302,097
#	Chugai Ro Co. Ltd.	25,600	680,042
	Chugin Financial Group, Inc.	490,700	5,512,578
#	Chugoku Electric Power Co., Inc.	525,100	2,791,468
	Chugoku Marine Paints Ltd.	139,900	2,032,012
	Chuo Gyorui Co. Ltd.	3,800	88,899
	Chuo Spring Co. Ltd.	85,869	883,822
	Citizen Watch Co. Ltd.	956,150	5,530,893
	CKD Corp.	147,900	2,155,817
#	CK-San-Etsu Co. Ltd.	16,400	424,056
	Cleanup Corp.	135,600	613,235
#	CMK Corp.	302,700	837,466
	Coca-Cola Bottlers Japan Holdings, Inc.	418,652	7,865,137
	COLOPL, Inc.	186,400	618,390
#	Colowide Co. Ltd.	286,100	3,603,710
	Computer Engineering & Consulting Ltd.	85,900	1,279,557
#	Computer Institute of Japan Ltd.	143,970	469,910
	COMSYS Holdings Corp.	265,094	5,875,559
	Comture Corp.	96,700	1,129,910
	Concordia Financial Group Ltd.	1,891,211	12,232,266
	Copro-Holdings Co. Ltd.	16,700	195,652
#*	Core Concept Technologies, Inc.	5,700	41,462
#	Core Corp.	17,200	212,880
	Corona Corp.	62,900	405,027
#	Cosel Co. Ltd.	101,300	763,264
	Cosmo Energy Holdings Co. Ltd.	265,800	10,908,975
	Cosmos Initia Co. Ltd.	43,100	368,497

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»

JAPAN — (Continued)
	Cosmos Pharmaceutical Corp.	108,200	$6,961,544
#	Cota Co. Ltd.	63,881	638,901
	Create Medic Co. Ltd.	3,300	21,661
	Create Restaurants Holdings, Inc.	475,400	4,634,456
#	Create SD Holdings Co. Ltd.	100,800	2,147,691
	Credit Saison Co. Ltd.	591,900	13,822,597
	Creek & River Co. Ltd.	52,200	565,684
	Cresco Ltd.	134,600	1,131,154
	Cross Cat Co. Ltd.	11,500	84,416
	CrowdWorks, Inc.	13,200	104,398
	CTI Engineering Co. Ltd.	108,500	1,810,225
	CTS Co. Ltd.	102,900	577,183
	Cube System, Inc.	15,600	109,963
*	CUC, Inc.	20,900	164,328
	Curves Holdings Co. Ltd.	185,200	897,185
#*	Cyber Security Cloud, Inc.	17,700	212,179
	CyberAgent, Inc.	791,100	6,771,835
	Cybozu, Inc.	112,900	2,341,691
	Dai Nippon Printing Co. Ltd.	568,800	7,928,348
	Dai Nippon Toryo Co. Ltd.	107,600	956,977
	Daicel Corp.	1,108,000	9,431,475
	Dai-Dan Co. Ltd.	110,600	3,214,957
#	Daido Metal Co. Ltd.	171,824	595,998
	Daido Steel Co. Ltd.	568,500	4,283,602
	Daiei Kankyo Co. Ltd.	3,600	73,753
	Daifuku Co. Ltd.	323,200	8,550,083
#	Daihatsu Diesel Manufacturing Co. Ltd.	76,100	960,240
	Daihen Corp.	2,000	88,249
#	Daiho Corp.	145,500	816,154
	Dai-Ichi Cutter Kogyo KK	29,400	285,497
	Daiichi Jitsugyo Co. Ltd.	78,000	1,248,240
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	92,800	436,310
	Dai-ichi Life Holdings, Inc.	2,923,552	21,109,351
	Daiichi Sankyo Co. Ltd.	248,600	6,359,340
	Daiichikosho Co. Ltd.	273,554	3,199,192

		Shares	Value»

JAPAN — (Continued)
	Daiken Medical Co. Ltd.	65,400	$218,171
	Daiki Aluminium Industry Co. Ltd.	158,400	1,040,086
	Daiki Axis Co. Ltd.	21,800	101,472
	Daikin Industries Ltd.	222,000	25,290,956
#	Daikoku Denki Co. Ltd.	20,300	366,922
#	Daikokutenbussan Co. Ltd.	21,600	1,146,499
	Daikyonishikawa Corp.	185,100	738,699
	Dainichi Co. Ltd.	23,400	106,073
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	60,659	1,285,042
#	Daio Paper Corp.	414,700	2,645,789
	Daiseki Co. Ltd.	146,790	3,741,060
	Daiseki Eco. Solution Co. Ltd.	15,200	113,508
	Daishi Hokuetsu Financial Group, Inc.	368,048	8,058,036
	Daishinku Corp.	162,200	592,440
	Daisue Construction Co. Ltd.	42,100	603,967
#	Daisyo Corp.	12,400	98,989
#	Daito Bank Ltd.	5,100	23,877
	Daito Pharmaceutical Co. Ltd.	62,334	908,658
	Daito Trust Construction Co. Ltd.	108,200	12,046,666
	Daitron Co. Ltd.	44,100	986,634
	Daiwa House Industry Co. Ltd.	1,163,900	42,113,304
	Daiwa Industries Ltd.	108,100	1,238,245
	Daiwa Securities Group, Inc.	1,774,500	11,668,977
	Daiwabo Holdings Co. Ltd.	442,200	7,487,781
	DCM Holdings Co. Ltd.	532,280	5,061,224
#*	DD GROUP Co. Ltd.	45,300	391,611
	Dear Life Co. Ltd.	135,400	1,057,077
	Delica Foods Holdings Co. Ltd.	14,600	51,576
#*	Demae-Can Co. Ltd.	95,600	159,937
#*	DeNA Co. Ltd.	11,900	321,724
#	Denka Co. Ltd.	482,800	6,588,743
#	Densan System Holdings Co. Ltd.	26,800	468,656
	Denso Corp.	911,300	11,766,641

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»

JAPAN — (Continued)
	Dentsu Group, Inc.	242,000	$5,073,800
	Dentsu Soken, Inc.	99,700	4,366,065
#	Denyo Co. Ltd.	75,900	1,250,312
	Dexerials Corp.	547,200	6,429,086
	DIC Corp.	363,584	7,095,301
#	Digital Arts, Inc.	46,100	2,281,642
#	Digital Hearts Holdings Co. Ltd.	56,200	390,077
#	Digital Holdings, Inc.	49,700	481,239
	Digital Information Technologies Corp.	39,900	682,346
	Dip Corp.	136,000	1,976,146
	Disco Corp.	80,600	15,594,445
	DKK Co. Ltd.	42,900	568,067
#	DKS Co. Ltd.	33,353	615,009
#	DMG Mori Co. Ltd.	434,500	7,552,353
	DMS, Inc.	1,300	26,357
	DMW Corp.	900	25,732
	Doshisha Co. Ltd.	89,300	1,399,557
	Double Standard, Inc.	23,400	243,742
	Doutor Nichires Holdings Co. Ltd.	122,323	2,291,175
	Dowa Holdings Co. Ltd.	247,100	7,928,100
	DTS Corp.	172,400	4,903,378
	Duskin Co. Ltd.	171,500	4,508,001
#	DyDo Group Holdings, Inc.	71,200	1,454,963
	Eagle Industry Co. Ltd.	103,800	1,337,615
	East Japan Railway Co.	412,500	8,941,710
#	EAT&HOLDINGS Co. Ltd.	27,800	403,572
	Ebara Corp.	926,000	13,910,170
	Ebara Foods Industry, Inc.	11,300	210,980
	Ebara Jitsugyo Co. Ltd.	25,300	634,035
	Ebase Co. Ltd.	76,362	285,448
#	Eco’s Co. Ltd.	40,700	696,284
	EDION Corp.	436,100	5,819,725
	EF-ON, Inc.	76,539	183,320
	eGuarantee, Inc.	101,300	1,256,547
#	E-Guardian, Inc.	8,154	126,438
#	Ehime Bank Ltd.	169,998	1,240,425
	Eidai Co. Ltd.	108,100	181,996
	Eisai Co. Ltd.	122,100	3,529,174
	Eizo Corp.	179,100	2,562,514
#	EJ Holdings, Inc.	40,500	457,154
	Elan Corp.	37,300	188,096
	Elecom Co. Ltd.	138,900	1,629,764
#	Electric Power Development Co. Ltd.	259,700	4,559,149

		Shares	Value»

JAPAN — (Continued)
#	EM Systems Co. Ltd.	96,500	$508,839
	en Japan, Inc.	58,400	670,572
	Endo Lighting Corp.	54,000	588,277
	ENEOS Holdings, Inc.	6,605,020	31,798,075
	Enomoto Co. Ltd.	32,800	299,390
#	Enplas Corp.	16,500	467,345
	Entrust, Inc.	18,200	109,537
	Envipro Holdings, Inc.	47,200	159,161
#	eRex Co. Ltd.	36,500	214,374
	ERI Holdings Co. Ltd.	9,100	138,011
	ES-Con Japan Ltd.	122,300	910,576
#	Eslead Corp.	38,800	1,155,029
	ESPEC Corp.	68,000	1,085,756
#	Eternal Hospitality Group Co. Ltd.	26,700	526,722
	Exedy Corp.	149,100	4,477,307
	EXEO Group, Inc.	640,295	7,476,812
	Ezaki Glico Co. Ltd.	126,600	4,176,832
	F&M Co. Ltd.	23,100	345,567
	FaithNetwork Co. Ltd.	1,900	26,038
#	FALCO HOLDINGS Co. Ltd.	39,300	637,533
	FANUC Corp.	149,066	3,783,244
	Fast Fitness Japan, Inc.	24,500	255,425
	Fast Retailing Co. Ltd.	125,800	41,381,252
	FCC Co. Ltd.	169,500	3,477,849
*	FDK Corp.	3,200	8,528
	Feed One Co. Ltd.	111,416	707,471
	Ferrotec Holdings Corp.	305,100	5,267,364
#	FFRI Security, Inc.	13,600	323,886
#	Fibergate, Inc.	33,600	232,844
#	FIDEA Holdings Co. Ltd.	119,140	1,250,825
	Financial Partners Group Co. Ltd.	232,500	3,669,108
	FINDEX, Inc.	63,600	312,934
#	Fintech Global, Inc.	632,200	491,994
#	First Bank of Toyama Ltd.	38,400	295,934
	First-Corp., Inc.	27,500	183,619
#	Fixstars Corp.	90,800	1,115,511
#	FJ Next Holdings Co. Ltd.	90,900	770,610
#	Focus Systems Corp.	27,600	214,708
	Food & Life Cos. Ltd.	407,300	15,072,219
	Forum Engineering, Inc.	55,200	404,236
#	Forval Corp.	4,000	40,926
	Foster Electric Co. Ltd.	95,110	809,709
	FP Corp.	198,300	4,276,172

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	FP Partner, Inc.	13,000	$222,955
#	France Bed Holdings Co. Ltd.	125,500	1,120,673
#	Freebit Co. Ltd.	55,800	594,069
#	Freund Corp.	10,900	57,084
*	Fronteo, Inc.	17,100	71,564
	F-Tech, Inc.	69,700	246,643
	FTGroup Co. Ltd.	45,100	345,263
	Fudo Tetra Corp.	67,920	1,110,123
	Fuji Corp. (6134 JP)	278,700	4,144,552
#	Fuji Corp. (7605 JP)	60,200	813,219
	Fuji Corp. Ltd.	158,855	783,052
	Fuji Electric Co. Ltd.	258,560	11,497,316
	Fuji Kosan Co. Ltd.	10,900	101,967
#	Fuji Kyuko Co. Ltd.	85,100	1,241,819
	Fuji Media Holdings, Inc.	160,200	3,317,323
	Fuji Nihon Corp.	5,400	40,800
#	Fuji Oil Co. Ltd.	387,400	4,773,245
#	Fuji Pharma Co. Ltd.	58,800	564,276
	Fuji Seal International, Inc.	184,207	3,289,021
	Fuji Soft, Inc.	87,900	6,036,388
#	Fujibo Holdings, Inc.	47,400	1,651,942
#	Fujicco Co. Ltd.	88,800	1,008,668
	FUJIFILM Holdings Corp.	569,025	11,654,981
	Fujikura Composites, Inc.	101,100	939,802
#	Fujikura Kasei Co. Ltd.	105,200	350,953
	Fujikura Ltd.	428,900	15,958,028
	Fujimi, Inc.	87,800	1,149,237
#	Fujio Food Group, Inc.	18,100	152,221
	Fujisash Co. Ltd.	14,340	68,986
	Fujishoji Co. Ltd.	33,700	255,407
	Fujita Kanko, Inc.	24,900	1,572,789
	Fujitsu Ltd.	1,360,790	30,230,567
#	Fujiya Co. Ltd.	45,000	742,637
#	FuKoKu Co. Ltd.	43,300	487,534
	Fukuda Corp.	29,500	1,098,782
	Fukuda Denshi Co. Ltd.	84,000	3,564,935
	Fukui Bank Ltd.	90,142	1,107,200
#	Fukui Computer Holdings, Inc.	40,900	1,010,867
	Fukuoka Financial Group, Inc.	312,656	8,260,453
	Fukuyama Transporting Co. Ltd.	98,400	2,441,399
	FULLCAST Holdings Co. Ltd.	81,600	913,473
	Fumakilla Ltd.	16,801	130,273

		Shares	Value»
JAPAN — (Continued)
	Funai Soken Holdings, Inc.	143,520	$2,294,429
*	Furukawa Battery Co. Ltd.	43,800	422,523
	Furukawa Co. Ltd.	133,164	1,969,485
	Furukawa Electric Co. Ltd.	217,688	6,874,925
	Furuno Electric Co. Ltd.	108,000	1,924,468
#	Furuya Metal Co. Ltd.	53,700	967,126
	Furyu Corp.	78,400	512,294
	Fuso Chemical Co. Ltd.	108,200	2,625,500
#	Fuso Pharmaceutical Industries Ltd.	36,798	618,998
#	Futaba Corp.	185,000	658,432
	Futaba Industrial Co. Ltd.	267,500	1,480,345
	Future Corp.	213,800	2,695,836
	Fuyo General Lease Co. Ltd.	283,500	7,910,921
	G-7 Holdings, Inc.	126,400	1,262,339
#*	GA Technologies Co. Ltd.	41,500	416,830
	Gakken Holdings Co. Ltd.	141,700	999,280
	Gakkyusha Co. Ltd.	30,700	470,458
#	Gakujo Co. Ltd.	32,900	383,728
	Galilei Co. Ltd.	113,600	2,279,628
	Gecoss Corp.	60,749	496,227
#	Genki Global Dining Concepts Corp.	55,800	1,287,468
	Genky DrugStores Co. Ltd.	81,600	2,092,460
	Geo Holdings Corp.	122,600	1,667,263
#	Gift Holdings, Inc.	28,100	712,766
#	giftee, Inc.	38,300	416,196
#	Giken Ltd.	25,400	254,893
	Global Link Management KK	4,000	54,066
#	Global Security Experts, Inc.	1,700	67,205
#	GLOBERIDE, Inc.	91,298	1,197,202
	Glory Ltd.	194,745	3,429,009
	GLtechno Holdings, Inc.	24,400	478,110
	GMO Financial Gate, Inc.	14,500	543,435
#	GMO Financial Holdings, Inc.	189,500	1,020,135
	GMO GlobalSign Holdings KK	18,100	281,070
	GMO internet group, Inc.	262,700	6,177,453

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	GMO Payment Gateway, Inc.	92,400	$5,787,316
#*	GNI Group Ltd.	176,600	2,923,639
#	Godo Steel Ltd.	53,900	1,405,277
*	Gokurakuyu Holdings Co. Ltd.	39,100	135,195
#	Goldcrest Co. Ltd.	79,030	1,814,252
	Goldwin, Inc.	56,000	3,210,607
#	Good Com Asset Co. Ltd.	7,700	65,757
#	Gourmet Kineya Co. Ltd.	6,500	45,584
#	Grandy House Corp.	78,000	300,991
	GREE Holdings, Inc.	239,000	897,431
	Greens Co. Ltd.	30,000	484,743
#	gremz, Inc.	34,300	567,718
	GS Yuasa Corp.	343,499	6,033,522
#	GSI Creos Corp.	41,400	558,008
	G-Tekt Corp.	107,089	1,229,360
#	Gun-Ei Chemical Industry Co. Ltd.	20,900	458,282
	GungHo Online Entertainment, Inc.	132,518	2,804,156
	Gunma Bank Ltd.	1,197,801	9,989,367
	Gunze Ltd.	147,600	2,653,906
#	H.U. Group Holdings, Inc.	175,200	3,437,680
	H2O Retailing Corp.	416,960	5,703,059
	HABA Laboratories, Inc.	2,800	34,259
	Hachijuni Bank Ltd.	1,450,673	10,949,665
#	Hagihara Industries, Inc.	45,500	460,677
#	Hagiwara Electric Holdings Co. Ltd.	36,100	782,193
	Hagoromo Foods Corp.	1,500	35,276
#	Hakudo Co. Ltd.	22,100	332,426
	Hakuhodo DY Holdings, Inc.	741,100	5,571,897
	Halows Co. Ltd.	50,800	1,546,339
	Hamakyorex Co. Ltd.	356,400	3,328,190
	Hamamatsu Photonics KK	533,298	4,931,461
#	Hamee Corp.	20,200	168,862
	Hankyu Hanshin Holdings, Inc.	370,300	10,561,762
	Hanwa Co. Ltd.	163,800	5,430,767
	Happinet Corp.	78,800	2,957,337
	Hard Off Corp. Co. Ltd.	44,600	586,019
#	Harima Chemicals Group, Inc.	67,600	378,912
	Haseko Corp.	1,089,900	15,566,623

		Shares	Value»
JAPAN — (Continued)
	Hazama Ando Corp.	709,280	$7,064,148
	Heiwa Corp.	257,500	4,008,199
	Heiwa Real Estate Co. Ltd.	107,400	3,539,241
	Heiwado Co. Ltd.	161,796	3,012,334
	Helios Techno Holding Co. Ltd.	4,600	29,043
#	Hennge KK	61,600	740,079
#	Hibino Corp.	4,400	71,955
#	Hibiya Engineering Ltd.	87,900	2,149,268
	Hiday Hidaka Corp.	34,800	758,440
	Hikari Tsushin, Inc.	10,300	2,856,988
#	HI-LEX Corp.	98,800	1,003,517
	Himacs Ltd.	2,700	23,877
	Himaraya Co. Ltd.	21,000	124,408
#*	Hino Motors Ltd.	1,267,296	4,029,830
	Hioki EE Corp.	38,000	1,515,167
	Hirakawa Hewtech Corp.	52,710	442,130
#	Hirano Tecseed Co. Ltd.	34,700	385,866
#	Hirata Corp.	107,100	1,105,039
	Hirogin Holdings, Inc.	1,020,700	8,484,018
	Hirose Electric Co. Ltd.	55,625	6,291,933
*	Hirose Tusyo, Inc.	4,800	139,787
#	Hiroshima Gas Co. Ltd.	109,500	271,602
#	HIS Co. Ltd.	200,500	2,389,556
	Hisaka Works Ltd.	89,600	639,931
	Hisamitsu Pharmaceutical Co., Inc.	68,400	2,075,459
#	Hitachi Construction Machinery Co. Ltd.	361,200	10,794,418
	Hitachi Ltd. (6501 JP)	3,959,625	97,864,161
#	Hitachi Ltd. (HTHIY US), ADR	516,300	12,793,914
	Hito Communications Holdings, Inc.	28,300	186,450
	Hochiki Corp.	62,800	1,074,815
#	Hodogaya Chemical Co. Ltd.	55,400	577,743
	Hogy Medical Co. Ltd.	77,800	2,226,782
#	Hokkaido Electric Power Co., Inc.	495,500	2,354,190
	Hokkaido Gas Co. Ltd.	234,400	916,130
	Hokkan Holdings Ltd.	63,400	807,063
#	Hokko Chemical Industry Co. Ltd.	94,000	805,072

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hokkoku Financial Holdings, Inc.	100,500	$3,745,281
#	Hokuetsu Corp.	491,895	3,764,655
	Hokuhoku Financial Group, Inc.	604,310	10,837,841
	Hokuriku Electric Industry Co. Ltd.	27,993	304,019
	Hokuriku Electric Power Co.	492,700	2,532,052
	Hokuriku Electrical Construction Co. Ltd.	27,820	231,397
	Hokuto Corp.	67,076	863,738
	Honda Motor Co. Ltd. (7267 JP)	3,092,769	31,468,120
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	460,628	14,053,760
#	H-One Co. Ltd.	115,705	913,177
	Honeys Holdings Co. Ltd.	85,830	974,143
	Hoosiers Holdings Co. Ltd.	138,500	1,151,367
	Horiba Ltd.	113,400	7,751,098
	Hoshizaki Corp.	85,900	3,652,133
	Hosiden Corp.	235,100	3,156,499
	Hosokawa Micron Corp.	63,100	1,758,609
#	Hotland Holdings Co. Ltd.	45,000	685,479
	House Foods Group, Inc.	196,100	3,845,022
#	Howa Machinery Ltd.	66,800	524,373
	Hoya Corp.	298,900	35,170,392
	HS Holdings Co. Ltd.	84,558	574,913
	Hulic Co. Ltd.	847,217	8,859,266
	Hyakugo Bank Ltd.	1,067,698	5,175,642
	Hyakujushi Bank Ltd.	128,400	2,982,384
	Ibiden Co. Ltd.	375,905	10,420,543
#	IBJ, Inc.	78,300	357,840
#	Ichibanya Co. Ltd.	156,160	1,038,499
	Ichiken Co. Ltd.	28,500	565,344
	Ichikoh Industries Ltd.	204,000	561,742
	Ichimasa Kamaboko Co. Ltd.	1,700	9,085
	Ichinen Holdings Co. Ltd.	113,472	1,344,524
	Ichiyoshi Securities Co. Ltd.	70,000	355,623
	Icom, Inc.	33,400	632,921
#	ID Holdings Corp.	51,225	705,376
	IDEA Consultants, Inc.	2,900	59,341
	Idec Corp.	133,400	2,137,218

		Shares	Value»
JAPAN — (Continued)
	Idemitsu Kosan Co. Ltd.	2,322,355	$14,391,662
	IDOM, Inc.	387,300	2,982,546
#	IG Port, Inc.	18,800	273,021
	IHI Corp.	47,300	3,705,110
	Iida Group Holdings Co. Ltd.	433,295	6,858,540
	Iino Kaiun Kaisha Ltd.	388,500	2,831,512
#	IKK Holdings, Inc.	45,500	252,059
	I’ll, Inc.	32,300	526,240
	Imagica Group, Inc.	87,299	348,775
	Imasen Electric Industrial	9,300	41,299
	i-mobile Co. Ltd.	101,000	389,615
	Imuraya Group Co. Ltd.	21,800	376,334
	Inaba Denki Sangyo Co. Ltd.	169,400	4,462,537
	Inaba Seisakusho Co. Ltd.	49,800	593,000
	Inabata & Co. Ltd.	212,200	4,553,306
#	I-NE Co. Ltd.	23,200	266,160
	Ines Corp.	95,800	1,101,040
#	I-Net Corp.	57,210	775,294
	Infomart Corp.	65,000	173,254
	INFRONEER Holdings, Inc.	727,808	6,207,697
	Innotech Corp.	64,600	545,055
#	Innovation Holdings Co. Ltd.	4,000	26,234
	Inpex Corp.	3,030,900	37,915,019
	Insource Co. Ltd.	201,796	1,292,131
#	Intage Holdings, Inc.	32,000	376,311
	Intelligent Wave, Inc.	29,200	219,575
#	Inter Action Corp.	23,600	201,348
	Internet Initiative Japan, Inc.	360,800	6,690,451
#	Inui Global Logistics Co. Ltd.	40,500	413,169
#	IPS, Inc.	23,001	339,244
	IR Japan Holdings Ltd.	35,200	170,251
	Iriso Electronics Co. Ltd.	80,614	1,443,335
	ISB Corp.	38,300	363,034
#	Ise Chemicals Corp.	7,800	1,219,435
#	Iseki & Co. Ltd.	88,300	637,929
#	Isetan Mitsukoshi Holdings Ltd.	265,740	3,415,947
#	Ishihara Chemical Co. Ltd.	8,100	118,343
	Ishihara Sangyo Kaisha Ltd.	154,500	1,903,820

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ishizuka Glass Co. Ltd.	6,499	$110,912
#*	Istyle, Inc.	277,600	914,575
	Isuzu Motors Ltd.	2,009,907	27,030,100
	Itfor, Inc.	97,200	1,004,499
#	ITmedia, Inc.	32,000	346,923
#	Ito En Ltd.	207,896	4,973,757
	ITOCHU Corp.	383,700	19,623,544
	Itochu Enex Co. Ltd.	288,100	3,109,413
	Itochu-Shokuhin Co. Ltd.	24,300	1,642,209
	Itoham Yonekyu Holdings, Inc.	156,029	4,890,008
	Itoki Corp.	211,500	2,659,778
	IwaiCosmo Holdings, Inc.	94,800	1,388,990
#	Iwaki Co. Ltd.	23,700	402,520
	Iwatani Corp.	862,000	8,253,549
	Iwatsuka Confectionery Co. Ltd.	1,000	23,525
	Iyogin Holdings, Inc.	915,257	10,616,259
	Izumi Co. Ltd.	145,900	3,359,048
	J Front Retailing Co. Ltd.	994,301	12,170,391
	J Trust Co. Ltd.	132,019	362,076
	JAC Recruitment Co. Ltd.	288,800	1,678,988
	Jaccs Co. Ltd.	121,500	3,217,936
*	Jade Group, Inc.	33,300	286,043
	JAFCO Group Co. Ltd.	282,300	4,753,657
#	JALCO Holdings, Inc.	23,600	50,865
#	JANOME Corp.	79,199	625,882
	Japan Airlines Co. Ltd.	449,700	8,147,398
	Japan Airport Terminal Co. Ltd.	180,182	5,182,566
	Japan Aviation Electronics Industry Ltd.	238,700	3,823,750
	Japan Business Systems, Inc.	10,100	73,420
#	Japan Cash Machine Co. Ltd.	66,300	475,840
*	Japan Communications, Inc.	693,600	778,890
	Japan Elevator Service Holdings Co. Ltd.	252,400	5,456,677
#	Japan Engine Corp.	900	21,204
	Japan Exchange Group, Inc.	1,469,400	16,348,194

		Shares	Value»
JAPAN — (Continued)
#	Japan Foundation Engineering Co. Ltd.	67,200	$328,693
#	Japan Investment Adviser Co. Ltd.	41,600	476,506
	Japan Lifeline Co. Ltd.	218,400	2,338,411
	Japan Material Co. Ltd.	203,600	1,706,823
	Japan Medical Dynamic Marketing, Inc.	79,841	312,321
	Japan Oil Transportation Co. Ltd.	8,479	175,627
	Japan Petroleum Exploration Co. Ltd.	429,000	3,079,508
	Japan Post Bank Co. Ltd.	681,300	7,005,088
	Japan Post Holdings Co. Ltd.	1,043,700	10,145,038
	Japan Post Insurance Co. Ltd.	231,300	4,649,860
	Japan Property Management Center Co. Ltd.	52,300	428,555
	Japan Pulp & Paper Co. Ltd.	581,100	2,498,703
#	Japan Pure Chemical Co. Ltd.	2,200	43,980
	Japan Securities Finance Co. Ltd.	412,900	4,940,655
	Japan Steel Works Ltd.	124,400	5,125,921
#	Japan System Techniques Co. Ltd.	44,400	583,179
	Japan Tobacco, Inc.	1,285,000	39,588,327
	Japan Transcity Corp.	157,600	972,222
	Japan Wool Textile Co. Ltd.	225,700	2,336,287
	JBCC Holdings, Inc.	216,400	1,815,377
	JCR Pharmaceuticals Co. Ltd.	45,099	157,202
	JCU Corp.	105,600	2,331,967
	JDC Corp.	170,700	574,961
	Jeol Ltd.	164,800	5,300,173
#	JFE Holdings, Inc.	1,111,008	12,938,819
	JFE Systems, Inc.	23,400	259,896
	JGC Holdings Corp.	755,900	6,045,618
	Jichodo Co. Ltd.	100	6,772
#*	JIG-SAW, Inc.	12,600	268,235

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Jimoto Holdings, Inc.	52,010	$121,105
	JINS Holdings, Inc.	53,600	3,361,436
	JINUSHI Co. Ltd.	62,900	906,896
#	JK Holdings Co. Ltd.	69,700	497,173
	J-Lease Co. Ltd.	55,200	529,421
#	JM Holdings Co. Ltd.	71,100	1,227,035
#	JMS Co. Ltd.	128,840	413,054
	J-Oil Mills, Inc.	93,100	1,336,758
	Joshin Denki Co. Ltd.	83,717	1,305,404
	Joyful Honda Co. Ltd.	90,000	1,277,003
	JP-Holdings, Inc.	276,500	1,227,697
#	JSB Co. Ltd.	29,400	748,150
	JSP Corp.	50,700	699,013
	JTEKT Corp.	678,899	5,243,181
*	Juki Corp.	131,399	366,380
	Juroku Financial Group, Inc.	141,900	4,800,061
	Justsystems Corp.	114,899	2,749,854
	JVCKenwood Corp.	847,570	6,325,478
#	K&O Energy Group, Inc.	59,600	1,153,757
	Kadokawa Corp.	136,605	3,673,694
	Kadoya Sesame Mills, Inc.	8,500	216,138
	Kaga Electronics Co. Ltd.	172,200	3,084,252
	Kagome Co. Ltd.	157,400	3,239,692
	Kajima Corp.	568,600	13,576,827
	Kakaku.com, Inc.	389,200	6,883,338
	Kaken Pharmaceutical Co. Ltd.	60,100	1,711,154
#	Kakiyasu Honten Co. Ltd.	22,000	418,404
#	Kamakura Shinsho Ltd.	76,800	253,899
	Kameda Seika Co. Ltd.	27,000	748,667
	Kamei Corp.	112,500	1,513,054
	Kamigumi Co. Ltd.	289,900	7,096,615
#	Kanaden Corp.	81,200	831,611
	Kanadevia Corp.	820,700	5,263,933
	Kanagawa Chuo Kotsu Co. Ltd.	20,500	529,924
	Kanamic Network Co. Ltd.	91,900	269,011
#	Kanamoto Co. Ltd.	143,359	3,214,402
	Kandenko Co. Ltd.	464,800	9,213,531
	Kaneka Corp.	206,400	5,044,257
	Kaneko Seeds Co. Ltd.	18,700	187,745
	Kanematsu Corp.	420,400	7,300,891
	Kanemi Co. Ltd.	3,400	76,892
#	Kanro, Inc.	17,400	502,976
	Kansai Electric Power Co., Inc.	625,700	7,708,897

		Shares	Value»
JAPAN — (Continued)
#	Kansai Paint Co. Ltd.	450,900	$6,796,548
#	Kanto Denka Kogyo Co. Ltd.	206,218	1,250,891
	Kao Corp.	234,400	10,037,366
#	Kappa Create Co. Ltd.	19,500	201,237
	Katakura Industries Co. Ltd.	108,400	1,638,746
	Katitas Co. Ltd.	201,377	2,917,764
	Kato Sangyo Co. Ltd.	83,300	2,914,265
	Kato Works Co. Ltd.	47,226	394,798
	Kawada Technologies, Inc.	76,400	1,733,578
	Kawagishi Bridge Works Co. Ltd.	6,000	155,416
	Kawai Musical Instruments Manufacturing Co. Ltd.	24,400	466,743
	Kawasaki Heavy Industries Ltd.	149,900	8,941,784
#	Kawasaki Kisen Kaisha Ltd.	555,798	7,622,383
	KDDI Corp.	3,424,200	60,689,177
#	KeePer Technical Laboratory Co. Ltd.	61,300	1,780,411
	Keihan Holdings Co. Ltd.	252,377	6,181,181
	Keihanshin Building Co. Ltd.	109,800	1,156,637
	Keihin Co. Ltd.	9,500	152,696
	Keikyu Corp.	372,000	3,871,278
	Keio Corp.	170,600	4,640,664
#	Keisei Electric Railway Co. Ltd.	410,244	4,250,911
	KEIWA, Inc.	10,800	69,629
	Keiyo Bank Ltd.	588,355	3,428,876
	KEL Corp.	9,400	86,003
	Kenko Mayonnaise Co. Ltd.	49,730	666,605
	Kewpie Corp.	230,400	5,240,521
	Keyence Corp.	42,520	17,777,251
	KH Neochem Co. Ltd.	148,199	2,626,481
#	Kibun Foods, Inc.	28,800	219,901
	Kikkoman Corp.	590,550	5,780,995
	Kimoto Co. Ltd.	64,200	103,942
#	Kimura Chemical Plants Co. Ltd.	73,400	354,785
#	Kimura Unity Co. Ltd.	34,000	184,564
	Kinden Corp.	327,600	8,479,679
#	King Jim Co. Ltd.	9,300	56,747
	Kintetsu Department Store Co. Ltd.	28,200	394,160

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kintetsu Group Holdings Co. Ltd.	284,798	$6,132,408
	Kirin Holdings Co. Ltd.	751,980	11,374,961
	Kissei Pharmaceutical Co. Ltd.	147,200	3,863,120
#	Ki-Star Real Estate Co. Ltd.	46,800	1,624,660
	Kitagawa Corp.	34,781	302,343
#	Kita-Nippon Bank Ltd.	38,400	822,491
	Kitano Construction Corp.	15,100	453,921
	Kitz Corp.	374,100	2,853,117
#	Kiyo Bank Ltd.	469,700	7,983,282
*	KLab, Inc.	11,900	9,610
#*	KNT-CT Holdings Co. Ltd.	38,800	319,932
#	Koa Corp.	138,121	799,055
#	Koa Shoji Holdings Co. Ltd.	29,400	139,255
#	Koatsu Gas Kogyo Co. Ltd.	149,686	992,503
#	Kobayashi Pharmaceutical Co. Ltd.	67,200	2,563,674
	Kobe Bussan Co. Ltd.	209,899	6,414,540
#	Kobe Electric Railway Co. Ltd.	15,400	262,487
	Kobe Steel Ltd.	1,273,682	14,937,594
	Koei Tecmo Holdings Co. Ltd.	100,300	1,720,680
	Kohnan Shoji Co. Ltd.	121,800	3,209,286
#	Kohoku Kogyo Co. Ltd.	8,700	112,172
	Kohsoku Corp.	39,800	590,914
	Koike Sanso Kogyo Co. Ltd.	16,500	138,561
#	Koike-ya, Inc.	4,500	147,031
	Koito Manufacturing Co. Ltd.	583,899	7,072,503
#	Kojima Co. Ltd.	160,400	1,187,287
	Kokuyo Co. Ltd.	319,764	6,552,718
	Komatsu Ltd.	1,366,800	39,527,261
#	Komatsu Matere Co. Ltd.	117,300	633,117
#	Komatsu Wall Industry Co. Ltd.	74,700	928,604
	KOMEDA Holdings Co. Ltd.	209,200	4,228,750
#	Komehyo Holdings Co. Ltd.	34,900	702,028
	Komeri Co. Ltd.	135,300	2,883,208
	Komori Corp.	199,113	1,773,264
	Konaka Co. Ltd.	107,880	177,448

		Shares	Value»
JAPAN — (Continued)
	Konami Group Corp.	126,162	$18,017,942
	Kondotec, Inc.	69,800	700,401
*	Konica Minolta, Inc.	1,917,800	5,886,315
	Konishi Co. Ltd.	221,000	1,736,211
	Konoike Transport Co. Ltd.	117,400	2,155,426
#	Konoshima Chemical Co. Ltd.	31,800	287,421
#	Kosaido Holdings Co. Ltd.	268,500	929,835
	Kose Corp.	33,300	1,436,260
	Koshidaka Holdings Co. Ltd.	243,724	1,735,180
#	Kotobuki Spirits Co. Ltd.	386,299	5,749,818
#*	Kourakuen Corp.	6,800	49,647
	Kozo Keikaku Engineering Holdings, Inc.	19,000	341,892
	KPP Group Holdings Co. Ltd.	132,600	606,328
	Krosaki Harima Corp.	111,000	1,948,495
	KRS Corp.	58,467	750,501
	K’s Holdings Corp.	702,680	6,729,585
	KU Holdings Co. Ltd.	56,100	425,717
	Kubota Corp. (6326 JP)	845,600	9,826,201
	Kubota Corp. (KUBTY US), Sponsored ADR	39,134	2,270,163
	Kumagai Gumi Co. Ltd.	194,700	5,802,129
#	Kumiai Chemical Industry Co. Ltd.	317,665	1,696,143
#	Kura Sushi, Inc.	74,299	1,657,329
#	Kurabo Industries Ltd.	74,814	3,277,596
	Kuraray Co. Ltd.	1,336,000	15,606,465
#	Kureha Corp.	216,200	3,784,224
	Kurimoto Ltd.	50,000	1,655,513
	Kurita Water Industries Ltd.	227,600	7,535,301
	Kuriyama Holdings Corp.	65,700	604,387
	Kushikatsu Tanaka Holdings Co.	15,700	152,297
#	Kusuri No. Aoki Holdings Co. Ltd.	206,300	4,913,217
	KYB Corp.	194,400	3,973,924
	Kyocera Corp.	1,554,220	18,420,192
#	Kyodo Printing Co. Ltd.	148,400	1,105,349
	Kyoei Steel Ltd.	100,376	1,414,831
#	Kyokuto Boeki Kaisha Ltd.	45,618	497,192

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyokuto Kaihatsu Kogyo Co. Ltd.	152,200	$2,556,615
#	Kyokuto Securities Co. Ltd.	103,043	999,289
	Kyokuyo Co. Ltd.	44,100	1,300,459
	Kyorin Pharmaceutical Co. Ltd.	187,100	1,934,496
	KYORITSU Co. Ltd.	170,500	195,189
#	Kyoritsu Maintenance Co. Ltd.	248,199	5,267,761
	Kyosan Electric Manufacturing Co. Ltd.	162,500	545,032
	Kyoto Financial Group, Inc.	480,644	8,250,018
#	Kyowa Electronic Instruments Co. Ltd.	37,700	132,561
	Kyowa Kirin Co. Ltd.	218,763	3,415,898
	Kyowa Leather Cloth Co. Ltd.	38,924	186,084
	Kyudenko Corp.	176,800	5,938,542
	Kyushu Electric Power Co., Inc.	554,100	4,938,592
	Kyushu Financial Group, Inc.	1,202,748	6,071,448
	Kyushu Leasing Service Co. Ltd.	3,300	24,202
	Kyushu Railway Co.	215,100	5,567,073
#	LA Holdings Co. Ltd.	16,200	782,773
#	Lacto Japan Co. Ltd.	40,900	1,007,867
	Lasertec Corp.	102,400	9,520,161
#	LEC, Inc.	85,800	754,414
	Leopalace21 Corp.	701,200	2,872,640
	Life Corp.	218,800	3,169,388
#	Lifedrink Co., Inc.	114,200	1,359,120
	LIFULL Co. Ltd.	299,700	318,062
#	LIKE, Inc.	37,200	391,064
#	Link & Motivation, Inc.	188,400	755,922
	Lintec Corp.	174,200	3,332,229
	Lion Corp.	581,801	7,131,114
#	LITALICO, Inc.	90,100	787,030
	Lixil Corp.	953,919	11,240,609
#	Loadstar Capital KK	20,000	355,591
	Look Holdings, Inc.	31,700	541,989
#*	Luckland Co. Ltd.	4,600	54,475
	LY Corp.	1,622,283	6,135,508
#*	M3, Inc.	304,859	3,820,672
	Mabuchi Motor Co. Ltd.	251,500	3,674,209
#	Macbee Planet, Inc.	7,100	141,825
	Macnica Holdings, Inc.	616,650	8,573,576

		Shares	Value»
JAPAN — (Continued)
	Maeda Kosen Co. Ltd.	203,200	$2,896,852
	Maezawa Industries, Inc.	51,900	510,695
	Maezawa Kasei Industries Co. Ltd.	55,800	683,288
	Maezawa Kyuso Industries Co. Ltd.	82,500	723,135
	Makino Milling Machine Co. Ltd.	113,188	8,925,044
	Makita Corp. (6586 JP)	296,491	8,670,597
	Makita Corp. (MKTAY US), Sponsored ADR	800	23,568
#	Mamiya-Op Co. Ltd.	800	7,730
#	Mammy Mart Corp.	2,400	93,950
#	Management Solutions Co. Ltd.	47,400	641,801
	Mandom Corp.	163,500	1,559,792
#	Mani, Inc.	208,300	1,677,414
	MarkLines Co. Ltd.	45,600	729,352
#	Mars Group Holdings Corp.	34,500	720,373
	Marubeni Corp.	759,159	13,458,869
	Marubun Corp.	84,200	546,286
	Marudai Food Co. Ltd.	100,114	1,303,568
	Maruha Nichiro Corp.	203,197	4,642,936
	Marui Group Co. Ltd.	465,900	9,273,970
	Maruichi Steel Tube Ltd.	178,400	4,214,504
	MARUKA FURUSATO Corp.	75,776	1,216,478
#	Marusan Securities Co. Ltd.	196,300	1,183,498
	Maruwa Co. Ltd.	20,700	4,256,467
	Maruyama Manufacturing Co., Inc.	7,900	109,620
#	Maruzen CHI Holdings Co. Ltd.	80,600	183,001
	Maruzen Co. Ltd.	26,400	608,170
	Maruzen Showa Unyu Co. Ltd.	57,400	2,413,370
#	Marvelous, Inc.	14,900	49,429
#	Matching Service Japan Co. Ltd.	29,900	190,604
	Matsuda Sangyo Co. Ltd.	63,362	1,611,700
#	Matsui Construction Co. Ltd.	75,900	514,883
	Matsui Securities Co. Ltd.	435,600	2,246,270

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	MatsukiyoCocokara & Co.	671,155	$12,320,139
#	Matsuoka Corp.	10,400	132,470
	Matsuya Co. Ltd.	49,200	310,732
#	Matsuyafoods Holdings Co. Ltd.	18,200	757,344
	Max Co. Ltd.	82,700	2,438,986
	Maxell Ltd.	247,542	3,034,066
	Maxvalu Tokai Co. Ltd.	29,700	630,196
	Mazda Motor Corp.	1,992,741	11,914,220
#	McDonald’s Holdings Co. Japan Ltd.	96,300	4,071,890
	MCJ Co. Ltd.	369,300	3,452,509
	Mebuki Financial Group, Inc.	3,021,591	14,763,872
	MEC Co. Ltd.	44,500	736,483
	Media Do Co. Ltd.	30,017	367,555
	Medical Data Vision Co. Ltd.	83,000	253,399
#	Medical System Network Co. Ltd.	98,100	322,793
	Medikit Co. Ltd.	1,200	20,718
	Medipal Holdings Corp.	478,700	8,111,895
#	Medius Holdings Co. Ltd.	14,000	94,658
#*	Medley, Inc.	28,700	692,403
	MedPeer, Inc.	16,100	51,989
	Megachips Corp.	46,100	1,499,922
	Megmilk Snow Brand Co. Ltd.	216,500	3,980,934
	Meidensha Corp.	165,300	4,541,202
#	Meiho Facility Works Ltd.	18,000	112,435
	Meiji Electric Industries Co. Ltd.	24,300	261,801
	MEIJI Holdings Co. Ltd.	379,540	9,331,690
#	Meiji Shipping Group Co. Ltd.	65,900	288,307
	Meiko Electronics Co. Ltd.	126,300	5,548,032
	Meisei Industrial Co. Ltd.	139,200	1,365,715
	MEITEC Group Holdings, Inc.	334,900	6,874,018
	Meito Sangyo Co. Ltd.	40,600	598,657
#	Meiwa Corp.	106,000	506,742
	Meiwa Estate Co. Ltd.	36,400	238,971
	Menicon Co. Ltd.	282,699	2,797,133
*	Mercari, Inc.	292,900	4,746,518

		Shares	Value»
JAPAN — (Continued)
	Mercuria Holdings Co. Ltd.	15,400	$89,498
	METAWATER Co. Ltd.	60,400	861,545
#	Micronics Japan Co. Ltd.	97,900	2,074,156
*	Microwave Chemical Co. Ltd.	4,700	16,635
#	Midac Holdings Co. Ltd.	40,100	640,535
	Mie Kotsu Group Holdings, Inc.	235,561	824,782
#	Migalo Holdings, Inc.	16,400	236,163
	Mikuni Corp.	76,178	152,718
	Milbon Co. Ltd.	58,572	1,113,742
	MIMAKI ENGINEERING Co. Ltd.	87,300	885,309
	Minebea Mitsumi, Inc.	698,725	10,240,530
#	Ministop Co. Ltd.	59,500	763,084
#	Mirai Industry Co. Ltd.	10,100	251,169
	Miraial Co. Ltd.	31,800	286,029
	Mirait One Corp.	359,210	5,648,945
	Mirarth Holdings, Inc.	367,100	1,270,585
	Miroku Jyoho Service Co. Ltd.	79,400	1,030,760
	MISUMI Group, Inc.	223,500	3,131,068
	Mitani Corp.	141,600	1,874,828
	Mitani Sekisan Co. Ltd.	10,800	512,397
#	Mito Securities Co. Ltd.	286,700	1,072,801
	Mitsuba Corp.	160,200	940,745
	Mitsubishi Chemical Group Corp.	4,725,760	22,974,545
	Mitsubishi Corp.	1,678,800	31,874,670
	Mitsubishi Electric Corp.	771,600	14,926,906
	Mitsubishi Estate Co. Ltd.	594,720	10,446,837
	Mitsubishi Gas Chemical Co., Inc.	519,700	7,918,389
	Mitsubishi HC Capital, Inc.	3,511,270	24,839,203
	Mitsubishi Heavy Industries Ltd.	853,000	16,815,053
	Mitsubishi Kakoki Kaisha Ltd.	89,100	793,067
#	Mitsubishi Logisnext Co. Ltd.	194,000	2,725,087
	Mitsubishi Logistics Corp.	665,495	4,592,839

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Materials Corp.	417,120	$6,579,040
	Mitsubishi Motors Corp.	2,479,199	6,863,445
#	Mitsubishi Paper Mills Ltd.	120,600	649,451
	Mitsubishi Pencil Co. Ltd.	67,500	1,047,530
	Mitsubishi Research Institute, Inc.	37,100	1,164,987
	Mitsubishi Shokuhin Co. Ltd.	76,200	2,852,673
	Mitsubishi Steel Manufacturing Co. Ltd.	60,400	665,924
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	6,195,400	78,056,596
#	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	563,089	7,117,445
	Mitsuboshi Belting Ltd.	94,600	2,372,183
	Mitsui & Co. Ltd. (8031 JP)	1,170,590	23,670,641
#	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,759	7,621,782
#	Mitsui Chemicals, Inc.	331,589	7,286,566
	Mitsui DM Sugar Co. Ltd.	83,900	2,009,537
#	Mitsui E&S Co. Ltd.	386,519	4,931,721
	Mitsui Fudosan Co. Ltd.	1,418,500	14,058,252
	Mitsui High-Tec, Inc.	428,000	1,999,170
#	Mitsui Matsushima Holdings Co. Ltd.	49,700	1,462,548
	Mitsui Mining & Smelting Co. Ltd.	237,400	6,454,189
#	Mitsui OSK Lines Ltd.	562,700	18,740,060
	Mitsui-Soko Holdings Co. Ltd.	362,400	7,469,519
	Mitsuuroko Group Holdings Co. Ltd.	132,600	1,674,937
	Miura Co. Ltd.	73,100	1,557,062
	MIXI, Inc.	164,100	3,646,251
#	Miyaji Engineering Group, Inc.	108,000	1,384,303
	Miyazaki Bank Ltd.	101,900	2,250,280
	Miyoshi Oil & Fat Co. Ltd.	31,045	367,707

		Shares	Value»
JAPAN — (Continued)
	Mizuho Financial Group, Inc. (8411 JP)	1,707,696	$42,696,860
	Mizuho Leasing Co. Ltd.	803,600	5,920,928
#	Mizuho Medy Co. Ltd.	27,300	288,136
	Mizuno Corp.	276,963	4,943,034
	Mochida Pharmaceutical Co. Ltd.	52,098	1,127,756
	Modec, Inc.	65,500	1,987,782
#	Monogatari Corp.	126,000	3,285,266
	MonotaRO Co. Ltd.	364,300	7,006,534
	MORESCO Corp.	5,000	41,061
	Mori-Gumi Co. Ltd.	51,800	110,647
	Morinaga & Co. Ltd.	314,800	5,612,839
	Morinaga Milk Industry Co. Ltd.	358,800	8,526,031
#	Moriroku Co. Ltd.	23,362	360,449
	Morita Holdings Corp.	149,900	2,236,689
	Morito Co. Ltd.	74,100	739,584
	Morozoff Ltd.	58,194	728,222
#	Mory Industries, Inc.	120,500	860,383
	MOS Food Services, Inc.	20,500	531,387
#	MrMax Holdings Ltd.	121,200	572,944
	MS&AD Insurance Group Holdings, Inc.	1,174,722	26,701,193
	MTI Ltd.	7,200	40,673
	Mugen Estate Co. Ltd.	57,251	888,325
	m-up Holdings, Inc.	111,700	1,476,641
	Murakami Corp.	2,100	81,539
	Murata Manufacturing Co. Ltd.	576,660	8,215,421
	Musashi Seimitsu Industry Co. Ltd.	227,200	3,907,419
	Musashino Bank Ltd.	143,301	3,175,774
	Muto Seiko Co.	5,000	50,449
	Mutoh Holdings Co. Ltd.	7,100	139,219
	Nabtesco Corp.	201,500	3,024,326
#	NAC Co. Ltd.	78,800	336,479
	Nachi-Fujikoshi Corp.	69,264	1,482,782
	Nadex Co. Ltd.	4,600	28,352
	Nafco Co. Ltd.	27,100	344,455
#	Nagano Keiki Co. Ltd.	61,000	808,163
	Nagase & Co. Ltd.	454,400	8,003,619
	Nagase Brothers, Inc.	21,400	275,598
#	Nagawa Co. Ltd.	6,900	297,147
	Nagoya Railroad Co. Ltd.	364,099	4,440,256
#	Nakabayashi Co. Ltd.	135,300	489,671

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nakamoto Packs Co. Ltd.	18,300	$218,076
#	Nakamuraya Co. Ltd.	15,500	353,205
	Nakanishi, Inc.	158,600	2,070,592
#	Nakano Corp.	8,100	45,409
	Nakayama Steel Works Ltd.	182,100	929,487
#	Namura Shipbuilding Co. Ltd.	162,548	2,293,810
	Nankai Electric Railway Co. Ltd.	267,000	4,227,398
	Nanto Bank Ltd.	151,101	4,138,406
	Narasaki Sangyo Co. Ltd.	13,400	260,162
	Nasu Denki Tekko Co. Ltd.	1,000	89,580
#	Natori Co. Ltd.	29,400	424,033
	NCD Co. Ltd./Shinagawa	8,600	162,366
	NEC Capital Solutions Ltd.	53,100	1,506,417
	NEC Corp.	403,400	9,819,893
	NEOJAPAN, Inc.	3,100	33,522
	Neturen Co. Ltd.	143,000	928,989
#	New Art Holdings Co. Ltd.	20,459	198,887
	New Japan Chemical Co. Ltd.	3,600	4,853
#	Nexon Co. Ltd.	180,200	2,827,279
#	Nextage Co. Ltd.	182,500	2,274,642
#*	NexTone, Inc.	8,300	73,573
#	NF Holdings Corp.	3,700	31,778
	NGK Insulators Ltd.	768,388	9,481,916
	NH Foods Ltd.	266,699	10,068,768
	NHK Spring Co. Ltd.	824,637	9,164,407
#	Nicca Chemical Co. Ltd.	45,801	424,275
	Nice Corp.	27,761	306,578
	Nichia Steel Works Ltd.	133,401	283,447
	Nichias Corp.	321,500	10,815,862
#	Nichiban Co. Ltd.	47,100	674,021
#	Nichicon Corp.	234,700	1,919,911
	Nichiden Corp.	52,600	1,050,948
	Nichiha Corp.	105,500	2,140,015
	Nichimo Co. Ltd.	16,259	225,630
	Nichirei Corp.	778,398	10,677,624
	Nichireki Group Co. Ltd.	108,900	1,883,253
	Nichirin Co. Ltd.	55,030	1,353,847
	NIDEC Corp. (6594 JP)	676,987	12,030,950
	Nifco, Inc.	300,300	7,446,195

		Shares	Value»
JAPAN — (Continued)
#	Nihon Chouzai Co. Ltd.	56,527	$1,166,059
#	Nihon Dempa Kogyo Co. Ltd.	102,600	559,525
	Nihon Dengi Co. Ltd.	14,400	396,012
	Nihon Denkei Co. Ltd.	30,300	407,542
	Nihon Flush Co. Ltd.	78,400	449,285
#	Nihon House Holdings Co. Ltd.	168,177	386,773
	Nihon Kagaku Sangyo Co. Ltd.	54,300	566,557
	Nihon M&A Center Holdings, Inc.	1,196,199	4,878,981
	Nihon Nohyaku Co. Ltd.	191,500	1,107,357
	Nihon Parkerizing Co. Ltd.	296,200	2,467,401
	Nihon Plast Co. Ltd.	78,471	173,098
	Nihon Tokushu Toryo Co. Ltd.	76,300	795,751
#	Nihon Trim Co. Ltd.	10,500	302,332
	Nihon Yamamura Glass Co. Ltd.	14,500	227,816
	Niitaka Co. Ltd.	9,400	142,165
	Nikkiso Co. Ltd.	192,700	1,608,837
#	Nikko Co. Ltd.	113,400	539,638
	Nikkon Holdings Co. Ltd.	483,800	9,986,158
#	Nikon Corp.	783,700	7,535,625
	Nintendo Co. Ltd.	151,711	12,595,046
	Nippi, Inc.	8,500	329,367
	Nippn Corp.	250,900	3,954,703
	Nippon Air Conditioning Services Co. Ltd.	91,700	651,722
	Nippon Aqua Co. Ltd.	49,400	256,477
#	Nippon Avionics Co. Ltd.	26,000	544,973
	Nippon Beet Sugar Manufacturing Co. Ltd.	51,541	849,386
	Nippon Carbide Industries Co., Inc.	43,000	507,110
#	Nippon Carbon Co. Ltd.	35,500	1,040,972
#	Nippon Chemical Industrial Co. Ltd.	36,700	542,812
#*	Nippon Chemi-Con Corp.	89,400	611,042
#*	Nippon Coke & Engineering Co. Ltd.	848,555	511,143

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Concept Corp.	32,900	$399,246
#	Nippon Concrete Industries Co. Ltd.	221,101	516,364
	Nippon Denko Co. Ltd.	505,150	949,047
	Nippon Densetsu Kogyo Co. Ltd.	163,600	2,486,386
	Nippon Dry-Chemical Co. Ltd.	6,200	181,834
	Nippon Electric Glass Co. Ltd.	325,401	7,445,417
	Nippon Express Holdings, Inc.	825,228	14,736,805
#	Nippon Felt Co. Ltd.	15,100	48,984
#	Nippon Fine Chemical Co. Ltd.	43,300	648,178
	Nippon Gas Co. Ltd.	544,500	10,043,181
#	Nippon Hume Corp.	100,600	1,328,533
	Nippon Kayaku Co. Ltd.	493,400	4,648,622
	Nippon Kodoshi Corp.	37,300	465,596
	Nippon Light Metal Holdings Co. Ltd.	272,328	2,839,272
	Nippon Paint Holdings Co. Ltd.	905,100	6,895,746
	Nippon Paper Industries Co. Ltd.	485,096	3,750,559
	Nippon Parking Development Co. Ltd.	932,000	1,555,047
#	Nippon Rietec Co. Ltd.	17,500	198,105
	Nippon Road Co. Ltd.	83,000	1,136,845
	Nippon Sanso Holdings Corp.	348,000	11,137,128
	Nippon Seiki Co. Ltd.	250,400	1,917,323
#	Nippon Seisen Co. Ltd.	41,500	308,457
	Nippon Sharyo Ltd.	34,399	486,070
*	Nippon Sheet Glass Co. Ltd.	449,260	1,288,647
	Nippon Shinyaku Co. Ltd.	192,894	4,973,654
	Nippon Shokubai Co. Ltd.	426,700	5,000,553
	Nippon Signal Co. Ltd.	253,050	1,735,921
	Nippon Soda Co. Ltd.	216,600	4,063,879
	Nippon Steel Corp.	1,059,379	22,297,488
	Nippon Telegraph & Telephone Corp.	14,775,000	15,443,960
	Nippon Television Holdings, Inc.	23,800	551,160

		Shares	Value»
JAPAN — (Continued)
#	Nippon Thompson Co. Ltd.	323,800	$1,104,803
	Nippon Tungsten Co. Ltd.	9,800	79,958
#	Nippon Yakin Kogyo Co. Ltd.	59,660	1,694,295
	Nippon Yusen KK	721,690	23,579,706
	Nipro Corp.	713,201	6,320,171
#	Nishikawa Rubber Co. Ltd.	6,800	117,659
	Nishimatsu Construction Co. Ltd.	150,000	5,581,092
	Nishimatsuya Chain Co. Ltd.	138,100	2,137,015
	Nishi-Nippon Financial Holdings, Inc.	635,014	9,328,254
	Nishi-Nippon Railroad Co. Ltd.	163,600	2,515,127
	Nishio Holdings Co. Ltd.	95,200	2,739,307
	Nissan Chemical Corp.	304,230	8,898,309
*	Nissan Motor Co. Ltd.	3,792,513	9,028,565
#	Nissan Shatai Co. Ltd.	218,700	1,618,074
	Nissan Tokyo Sales Holdings Co. Ltd.	123,500	422,140
	Nissei ASB Machine Co. Ltd.	27,200	866,355
#	Nissei Plastic Industrial Co. Ltd.	53,368	311,192
	Nissha Co. Ltd.	185,183	1,586,975
	Nisshin Group Holdings Co. Ltd.	136,100	487,389
	Nisshin Oillio Group Ltd.	136,600	4,715,331
	Nisshin Seifun Group, Inc.	591,045	7,625,486
	Nisshinbo Holdings, Inc.	681,241	4,072,255
	Nissin Corp.	53,397	1,799,623
	Nissin Foods Holdings Co. Ltd.	101,625	2,240,711
#	Nisso Holdings Co. Ltd.	58,600	283,059
	Nissui Corp.	1,451,900	8,830,799
	Niterra Co. Ltd.	505,400	15,736,560
	Nitori Holdings Co. Ltd.	62,600	7,448,444
	Nitta Corp.	80,200	2,061,692
	Nitta Gelatin, Inc.	56,263	322,473
	Nittetsu Mining Co. Ltd.	64,402	2,800,749

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nitto Denko Corp.	1,604,600	$28,203,752
	Nitto Fuji Flour Milling Co. Ltd.	3,600	173,188
#	Nitto Kogyo Corp.	118,100	2,479,263
#	Nitto Kohki Co. Ltd.	54,700	653,744
	Nitto Seiko Co. Ltd.	131,805	546,051
	Nittoc Construction Co. Ltd.	84,949	620,583
#	Nittoku Co. Ltd.	29,600	420,511
	NJS Co. Ltd.	20,900	605,403
	Noda Corp.	44,452	205,896
	Noevir Holdings Co. Ltd.	51,900	1,500,471
	NOF Corp.	415,700	6,257,470
	Nohmi Bosai Ltd.	69,400	1,615,128
	Nojima Corp.	392,000	7,048,045
	NOK Corp.	343,200	4,742,617
	Nomura Holdings, Inc. (8604 JP)	2,202,698	12,276,871
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	122,223	678,338
#	Nomura Micro Science Co. Ltd.	13,600	222,991
	Nomura Real Estate Holdings, Inc.	1,272,000	7,565,149
	Nomura Research Institute Ltd.	328,585	12,442,669
	Noritake Co. Ltd.	96,000	2,501,980
	Noritsu Koki Co. Ltd.	96,600	3,050,341
#	Noritz Corp.	146,500	1,801,413
	North Pacific Bank Ltd.	1,264,600	4,421,399
	Nozawa Corp.	30,300	177,961
#	NPC, Inc.	27,000	143,347
	NPR-RIKEN Corp.	115,180	1,910,181
	NS Solutions Corp.	138,200	3,278,766
#	NS Tool Co. Ltd.	47,200	234,097
	NS United Kaiun Kaisha Ltd.	60,800	1,608,655
	NSD Co. Ltd.	206,978	4,872,766
	NSK Ltd.	1,246,746	5,445,906
	NSW, Inc.	34,700	753,288
	NTN Corp.	2,014,300	3,102,257
	NTT Data Group Corp.	775,700	15,405,704
	Oat Agrio Co. Ltd.	27,500	395,170
#	Obara Group, Inc.	38,600	898,632
	Obayashi Corp.	884,000	13,715,414
	OBIC Business Consultants Co. Ltd.	15,400	740,302
	Obic Co. Ltd.	194,900	6,823,740

		Shares	Value»
JAPAN — (Continued)
	Odakyu Electric Railway Co. Ltd.	489,399	$5,403,113
#	Oenon Holdings, Inc.	183,600	595,430
	Ogaki Kyoritsu Bank Ltd.	207,846	3,373,080
#	Ohara, Inc.	37,400	270,753
#	Ohashi Technica, Inc.	47,100	648,372
	Ohba Co. Ltd.	19,400	145,241
	Ohsho Food Service Corp.	89,400	2,022,298
	OIE Sangyo Co. Ltd.	11,800	163,218
	Oiles Corp.	88,001	1,316,649
	Oita Bank Ltd.	63,700	1,520,399
	Oji Holdings Corp.	2,263,100	10,683,037
	Okabe Co. Ltd.	147,900	919,501
	Okada Aiyon Corp.	21,000	274,999
	Okamoto Industries, Inc.	37,600	1,325,565
	Okamoto Machine Tool Works Ltd.	21,561	528,057
	Okamura Corp.	260,400	3,615,692
	Okasan Securities Group, Inc.	678,378	3,028,957
	Oki Electric Industry Co. Ltd.	407,378	2,713,246
	Okinawa Cellular Telephone Co.	81,700	2,422,555
#	Okinawa Electric Power Co., Inc.	117,158	780,685
	Okinawa Financial Group, Inc.	86,878	1,506,989
	OKUMA Corp.	229,600	5,158,317
	Okumura Corp.	130,400	4,044,589
	Okura Industrial Co. Ltd.	37,051	1,072,341
	Okuwa Co. Ltd.	117,173	747,886
	Olympus Corp.	441,100	5,779,729
#	Omron Corp.	213,800	6,346,640
	Ono Pharmaceutical Co. Ltd.	616,100	7,091,882
#	Onoken Co. Ltd.	123,300	1,291,277
	Onward Holdings Co. Ltd.	382,896	1,550,398
#	Ootoya Holdings Co. Ltd.	8,300	303,740
	Open House Group Co. Ltd.	298,598	13,240,404
	Open Up Group, Inc.	107,400	1,383,460
	Optex Group Co. Ltd.	112,460	1,203,323
#*	Optim Corp.	64,400	294,942
	Optorun Co. Ltd.	93,200	926,423
	Oracle Corp. Japan.	52,973	6,368,489
	Organo Corp.	97,500	4,667,216
	Orient Corp.	250,444	1,374,874

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Oriental Land Co. Ltd.	553,700	$11,727,087
	Oriental Shiraishi Corp.	571,300	1,505,104
	Origin Co. Ltd.	25,500	190,436
	ORIX Corp. (8591 JP)	1,170,800	23,486,282
	ORIX Corp. (IX US), Sponsored ADR	25,055	502,603
	Oro Co. Ltd.	30,500	510,699
	Osaka Gas Co. Ltd.	346,400	8,784,032
#	Osaka Organic Chemical Industry Ltd.	70,000	1,179,846
#	Osaka Steel Co. Ltd.	14,000	235,035
#	OSAKA Titanium Technologies Co. Ltd.	119,900	1,388,494
	Osaki Electric Co. Ltd.	191,300	1,138,557
#	OSG Corp.	281,100	3,341,403
	Otsuka Corp.	260,600	5,779,863
	Otsuka Holdings Co. Ltd.	163,100	7,951,251
	OUG Holdings, Inc.	3,900	86,122
	Oyo Corp.	96,600	1,810,881
#	Ozu Corp.	7,200	90,229
	Pacific Industrial Co. Ltd.	186,600	1,638,626
#	Pacific Metals Co. Ltd.	78,958	958,194
	Pack Corp.	58,000	1,318,276
	PAL GROUP Holdings Co. Ltd.	210,600	5,794,622
	PALTAC Corp.	93,158	2,583,422
	Pan Pacific International Holdings Corp.	407,500	12,545,879
	Panasonic Holdings Corp.	2,188,742	25,096,034
	Paraca, Inc.	22,122	290,529
	Paramount Bed Holdings Co. Ltd.	141,800	2,284,174
	Park24 Co. Ltd.	385,001	5,454,774
	Parker Corp.	6,000	33,605
#	Pasona Group, Inc.	101,600	1,576,120
#	Pegasus Co. Ltd.	115,156	382,828
	Penta-Ocean Construction Co. Ltd.	1,444,700	8,287,714
#	People Dreams & Technologies Group Co. Ltd.	17,800	221,074
*	PeptiDream, Inc.	334,600	4,554,919

		Shares	Value»
JAPAN — (Continued)
	Persol Holdings Co. Ltd.	5,812,601	$10,528,203
#	Pharma Foods International Co. Ltd.	84,600	542,336
	PHC Holdings Corp.	64,400	434,513
#*	PIA Corp.	14,000	258,881
#	Pickles Holdings Co. Ltd.	46,982	304,836
	Pigeon Corp.	192,100	2,326,306
	PILLAR Corp.	97,200	2,473,171
	Pilot Corp.	104,700	2,922,303
#	Piolax, Inc.	121,300	1,859,915
#	Plus Alpha Consulting Co. Ltd.	82,900	964,625
#	Pole To Win Holdings, Inc.	47,900	120,810
#	Port, Inc.	30,300	396,755
	PR Times Corp.	18,226	290,299
	Premium Group Co. Ltd.	150,000	2,241,104
	Premium Water Holdings, Inc.	6,100	122,064
	Press Kogyo Co. Ltd.	397,300	1,515,622
	Prestige International, Inc.	310,700	1,458,932
	Prima Meat Packers Ltd.	124,499	2,003,855
	Procrea Holdings, Inc.	127,027	1,452,817
#	Pronexus, Inc.	40,700	347,612
#	Pro-Ship, Inc.	29,800	442,803
	PS Construction Co. Ltd.	45,817	490,475
	Punch Industry Co. Ltd.	11,600	31,989
	QB Net Holdings Co. Ltd.	9,721	75,578
	Qol Holdings Co. Ltd.	117,100	1,883,008
	Quick Co. Ltd.	45,900	676,300
#	Raccoon Holdings, Inc.	37,700	217,018
	Raito Kogyo Co. Ltd.	201,800	3,753,376
	Raiznext Corp.	123,700	1,292,296
	Raksul, Inc.	122,600	988,932
	Rakus Co. Ltd.	275,499	4,186,152
*	Rakuten Bank Ltd.	151,300	6,363,329
*	Rakuten Group, Inc.	249,400	1,470,544
	Rasa Corp.	34,900	348,394
	Rasa Industries Ltd.	37,799	726,526
	Recruit Holdings Co. Ltd.	1,047,700	58,058,560
	Relo Group, Inc.	419,899	5,548,238
#	Renaissance, Inc.	16,900	124,774

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Renesas Electronics Corp.	2,152,699	$25,262,478
	Rengo Co. Ltd.	1,298,610	7,249,483
#*	RENOVA, Inc.	55,700	255,141
	Resol Holdings Co. Ltd.	4,100	145,450
	Resona Holdings, Inc.	1,500,590	12,037,424
	Resonac Holdings Corp.	640,200	11,643,931
	Resorttrust, Inc.	583,200	6,002,001
	Restar Corp.	99,000	1,551,832
	Retail Partners Co. Ltd.	54,900	527,777
	Rheon Automatic Machinery Co. Ltd.	64,200	523,015
#	Rhythm Co. Ltd.	40,300	1,063,821
	Ricoh Co. Ltd.	1,138,519	11,975,070
	Ricoh Leasing Co. Ltd.	77,500	2,984,615
#	Ride On Express Holdings Co. Ltd.	38,900	275,249
	Riken Keiki Co. Ltd.	88,900	1,657,957
	Riken Technos Corp.	190,900	1,341,603
	Riken Vitamin Co. Ltd.	65,400	1,140,937
#	Ringer Hut Co. Ltd.	22,900	357,386
	Rinnai Corp.	204,200	4,573,762
	Rion Co. Ltd.	33,300	556,226
	Riso Kagaku Corp.	23,516	201,225
	Riso Kyoiku Co. Ltd.	192,293	327,931
#	Rix Corp.	7,400	152,526
	Rock Field Co. Ltd.	47,900	516,588
	Rohm Co. Ltd.	802,200	7,304,021
	Rohto Pharmaceutical Co. Ltd.	251,600	4,208,562
#	Rokko Butter Co. Ltd.	46,912	416,051
	Roland Corp.	56,300	1,249,817
	Rorze Corp.	346,000	3,482,421
	Round One Corp.	770,641	4,783,647
	Royal Holdings Co. Ltd.	107,300	1,954,926
	RS Technologies Co. Ltd.	28,100	523,155
	Ryobi Ltd.	103,067	1,502,724
	RYODEN Corp.	68,800	1,165,079
	Ryohin Keikaku Co. Ltd.	498,050	16,834,361
	Ryoyo Ryosan Holdings, Inc.	75,660	1,270,655
	S Foods, Inc.	72,100	1,361,576
	S&B Foods, Inc.	10,600	209,928
#	Sac’s Bar Holdings, Inc.	60,500	353,942

		Shares	Value»
JAPAN — (Continued)
	Sagami Rubber Industries Co. Ltd.	28,000	$180,245
	Saibu Gas Holdings Co. Ltd.	80,100	964,898
	Saizeriya Co. Ltd.	121,800	3,926,357
	Sakai Chemical Industry Co. Ltd.	76,000	1,338,140
	Sakai Heavy Industries Ltd.	34,500	490,223
	Sakai Moving Service Co. Ltd.	85,800	1,467,747
	Sakata INX Corp.	191,000	2,478,973
	Sakata Seed Corp.	45,800	1,060,781
	Sala Corp.	233,360	1,494,657
#	Samco, Inc.	11,200	187,671
#	San Holdings, Inc.	96,200	811,210
	San ju San Financial Group, Inc.	98,217	1,579,450
	San-A Co. Ltd.	151,400	3,006,405
	San-Ai Obbli Co. Ltd.	259,200	3,043,865
	Sangetsu Corp.	188,000	3,823,702
	San-In Godo Bank Ltd.	692,197	6,149,609
#*	SANIX HOLDINGS, Inc.	35,600	57,059
*	Sanken Electric Co. Ltd.	92,900	4,103,004
	Sanki Engineering Co. Ltd.	161,700	4,131,592
	Sanko Gosei Ltd.	92,152	393,899
	Sanko Metal Industrial Co. Ltd.	11,300	467,876
	Sankyo Co. Ltd.	808,850	12,311,139
	Sankyo Frontier Co. Ltd.	28,200	379,333
#	Sankyo Seiko Co. Ltd.	113,400	505,229
#	Sankyo Tateyama, Inc.	133,035	594,388
	Sankyu, Inc.	252,000	11,029,029
#	Sanoh Industrial Co. Ltd.	129,600	561,271
	Sanrio Co. Ltd.	277,100	11,041,382
#	Sansei Landic Co. Ltd.	18,900	145,002
	Sansei Technologies, Inc.	44,700	395,691
	Sansha Electric Manufacturing Co. Ltd.	32,400	183,395
#	Sanshin Electronics Co. Ltd.	35,000	484,633
#	Santec Holdings Corp.	18,100	527,450

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Santen Pharmaceutical Co. Ltd.	776,199	$7,861,640
	Sanwa Holdings Corp.	415,200	13,627,977
	Sanyo Chemical Industries Ltd.	70,700	1,781,150
	Sanyo Denki Co. Ltd.	47,600	3,271,307
	Sanyo Electric Railway Co. Ltd.	46,600	658,768
#	Sanyo Engineering & Construction, Inc.	32,400	186,965
	Sanyo Industries Ltd.	1,500	30,411
#	Sanyo Shokai Ltd.	43,099	832,069
	Sanyo Trading Co. Ltd.	111,300	1,094,760
#	Sapporo Holdings Ltd.	102,400	5,686,631
	Sata Construction Co. Ltd.	46,000	353,403
	Sato Corp.	115,882	1,676,952
#	Sato Shoji Corp.	49,800	513,392
#	Satori Electric Co. Ltd.	47,500	549,871
	Sawai Group Holdings Co. Ltd.	454,600	6,550,519
	SAXA, Inc.	22,700	480,627
*	SBI ARUHI Corp.	57,070	315,098
#	SBI Global Asset Management Co. Ltd.	59,000	263,685
	SBI Holdings, Inc.	431,380	11,342,908
#	SBI Sumishin Net Bank Ltd.	114,900	3,352,814
	SBS Holdings, Inc.	102,800	2,063,450
	SCREEN Holdings Co. Ltd.	145,400	9,668,665
	Scroll Corp.	141,300	1,016,236
	SCSK Corp.	219,677	5,745,745
	SEC Carbon Ltd.	14,000	194,198
	Secom Co. Ltd.	182,800	6,721,634
#	Seed Co. Ltd.	9,400	31,309
	Sega Sammy Holdings, Inc.	251,412	5,276,756
	Segue Group Co. Ltd.	21,300	80,446
	Seibu Holdings, Inc.	481,300	11,632,387
	Seika Corp.	36,134	1,111,863
	Seikagaku Corp.	172,500	857,233
#	Seikitokyu Kogyo Co. Ltd.	95,399	1,037,800
#	Seiko Electric Co. Ltd.	12,500	110,633
	Seiko Epson Corp.	527,900	7,323,595
	Seiko Group Corp.	132,500	3,497,562

		Shares	Value»
JAPAN — (Continued)
	Seino Holdings Co. Ltd.	321,000	$5,051,988
#	Seiren Co. Ltd.	182,200	2,830,881
	Sekisui Chemical Co. Ltd.	740,500	12,939,437
	Sekisui House Ltd.	526,700	12,108,937
	Sekisui Jushi Corp.	94,200	1,231,436
#	Sekisui Kasei Co. Ltd.	144,821	332,111
	SEMITEC Corp.	30,000	374,586
	Senko Group Holdings Co. Ltd.	605,000	7,191,987
#	Senshu Electric Co. Ltd.	39,100	1,204,086
	Senshu Ikeda Holdings, Inc.	1,055,460	3,485,387
#*	Senshukai Co. Ltd.	110,900	206,476
	Seria Co. Ltd.	152,200	3,089,988
	Seven & i Holdings Co. Ltd.	4,047,856	59,586,951
	Seven Bank Ltd.	2,229,600	4,012,212
#	SFP Holdings Co. Ltd.	6,500	98,370
	SG Holdings Co. Ltd.	538,430	5,669,478
#*	Sharp Corp.	337,898	2,003,210
	Shibaura Electronics Co. Ltd.	70,200	2,897,455
#	Shibaura Machine Co. Ltd.	97,000	2,448,805
#	Shibaura Mechatronics Corp.	47,700	2,237,238
	Shibusawa Logistics Corp.	37,500	836,989
	Shibuya Corp.	74,500	1,617,450
*	SHIFT, Inc.	623,985	5,709,581
	Shiga Bank Ltd.	195,336	7,854,479
	Shikibo Ltd.	78,600	532,901
	Shikoku Bank Ltd.	225,500	1,874,853
	Shikoku Electric Power Co., Inc.	343,900	2,826,180
	Shikoku Kasei Holdings Corp.	117,600	1,514,825
	Shima Seiki Manufacturing Ltd.	119,600	733,511
	Shimadaya Corp.	27,100	354,945
	Shimadzu Corp.	188,300	4,819,995
	Shimamura Co. Ltd.	138,892	9,241,729
	Shimano, Inc.	42,807	6,030,878
#	Shimizu Bank Ltd.	65,900	650,125
	Shimizu Corp.	838,000	8,952,428
#	Shimojima Co. Ltd.	13,800	119,269
	Shin Maint Holdings Co. Ltd.	12,200	65,884

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»

JAPAN — (Continued)
	Shin Nippon Air Technologies Co. Ltd.	89,600	$1,323,787
#	Shin Nippon Biomedical Laboratories Ltd.	103,700	1,046,180
	Shinagawa Refractories Co. Ltd.	141,400	1,630,854
#	Shindengen Electric Manufacturing Co. Ltd.	37,000	535,173
	Shin-Etsu Chemical Co. Ltd.	954,000	29,031,621
	Shin-Etsu Polymer Co. Ltd.	185,300	1,898,632
	Shinko Shoji Co. Ltd.	147,900	922,037
	Shinmaywa Industries Ltd.	287,100	2,705,375
	Shinnihon Corp.	141,400	1,634,082
	Shinnihonseiyaku Co. Ltd.	33,600	563,810
	Shinsho Corp.	76,500	1,008,335
	Shinwa Co. Ltd. (3447 JP)	53,200	270,481
	Shinwa Co. Ltd. (7607 JP)	33,700	714,852
	Shionogi & Co. Ltd.	886,700	14,897,014
	Ship Healthcare Holdings, Inc.	407,400	5,910,343
	Shiseido Co. Ltd.	193,204	3,176,512
#	Shizuoka Financial Group, Inc.	823,630	9,152,620
	Shizuoka Gas Co. Ltd.	222,200	1,831,071
	SHO-BOND Holdings Co. Ltd.	89,000	3,194,779
	Shoei Co. Ltd.	205,100	2,408,890
#	Shoei Foods Corp.	28,100	799,860
	Shofu, Inc.	21,000	321,289
	Showa Sangyo Co. Ltd.	90,728	1,921,240
	Showa Shinku Co. Ltd.	17,400	164,576
	Sigma Koki Co. Ltd.	6,600	60,969
	SIGMAXYZ Holdings, Inc.	284,400	2,084,507
	Siix Corp.	136,480	1,004,995
*	Simplex Holdings, Inc.	115,500	2,444,620
	Sinanen Holdings Co. Ltd.	26,400	1,227,690

		Shares	Value»

JAPAN — (Continued)
	Sinfonia Technology Co. Ltd.	111,500	$4,767,620
	Sinko Industries Ltd.	172,500	1,458,176
	Sintokogio Ltd.	173,900	1,013,665
	SK Kaken Co. Ltd.	2,500	156,124
	SK-Electronics Co. Ltd.	34,722	559,993
	SKY Perfect JSAT Holdings, Inc.	770,500	6,228,826
	Skylark Holdings Co. Ltd.	712,400	14,785,318
	Skymark Airlines, Inc.	31,000	109,451
#	Smaregi, Inc.	22,100	486,923
	SMC Corp.	9,400	3,042,224
#	SMK Corp.	22,199	364,111
	SMS Co. Ltd.	275,300	2,551,468
	Socionext, Inc.	418,600	4,502,282
#	Soda Nikka Co. Ltd.	70,300	506,638
	Sodick Co. Ltd.	262,334	1,378,772
	Soft99 Corp.	11,800	142,750
	SoftBank Corp.	19,213,000	29,073,974
	SoftBank Group Corp.	1,193,063	60,332,739
	Softcreate Holdings Corp.	63,000	866,280
	Software Service, Inc.	9,300	819,456
	Sohgo Security Services Co. Ltd.	975,800	7,712,392
	Sojitz Corp.	379,219	8,971,498
	Soken Chemical & Engineering Co. Ltd.	60,400	641,995
	Solasto Corp.	259,000	800,210
	Soliton Systems KK	37,800	331,005
	Sompo Holdings, Inc.	1,298,800	42,563,099
	Sony Group Corp. (6758 JP)	5,644,000	148,904,434
#	Sony Group Corp. (SONY US), Sponsored ADR	1,703,445	44,289,570
	Sotetsu Holdings, Inc.	191,800	2,924,344
	Sotoh Co. Ltd.	11,700	54,501
#	Space Co. Ltd.	63,460	485,717
	Sparx Group Co. Ltd.	106,539	1,077,739
	SPK Corp.	30,800	445,349
#	S-Pool, Inc.	48,100	100,971
#	Sprix, Inc.	3,700	25,060
	Square Enix Holdings Co. Ltd.	52,900	3,058,837
	SRA Holdings	51,500	1,568,205
#	SRE Holdings Corp.	26,100	644,034
	SRS Holdings Co. Ltd.	20,900	174,249
#	ST Corp.	19,100	200,740

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»

JAPAN — (Continued)
#	St. Care Holding Corp.	57,500	$311,309
#	St. Marc Holdings Co. Ltd.	19,300	352,052
	Stanley Electric Co. Ltd.	411,600	7,712,934
	Star Mica Holdings Co. Ltd.	89,300	610,054
	Star Micronics Co. Ltd.	120,000	1,376,139
	Startia Holdings, Inc.	9,700	143,332
	Starts Corp., Inc.	199,700	5,431,477
	Starzen Co. Ltd.	205,494	1,754,609
	Stella Chemifa Corp.	43,600	1,138,692
#	Step Co. Ltd.	29,100	464,922
	STI Foods Holdings, Inc.	28,800	248,574
	Strike Co. Ltd.	33,000	678,797
#	Studio Alice Co. Ltd.	43,500	642,355
	Subaru Corp.	1,829,800	33,133,868
	Subaru Enterprise Co. Ltd.	32,000	738,089
	Sugi Holdings Co. Ltd.	341,400	7,171,390
	Sugimoto & Co. Ltd.	96,900	1,091,344
#	SUMCO Corp.	1,378,060	9,503,221
	Sumida Corp.	140,400	930,224
#	Suminoe Co. Ltd.	15,600	137,440
#	Sumiseki Holdings, Inc.	124,200	620,214
	Sumitomo Bakelite Co. Ltd.	251,400	5,845,276
	Sumitomo Chemical Co. Ltd.	3,661,652	8,851,343
	Sumitomo Corp.	627,700	15,326,157
	Sumitomo Densetsu Co. Ltd.	73,400	2,697,583
	Sumitomo Electric Industries Ltd.	1,367,900	21,986,800
	Sumitomo Forestry Co. Ltd.	489,800	14,103,405
	Sumitomo Heavy Industries Ltd.	430,063	8,954,690
	Sumitomo Metal Mining Co. Ltd.	459,700	10,199,373
	Sumitomo Mitsui Construction Co. Ltd.	196,880	697,771
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	2,617,410	62,444,109
	Sumitomo Mitsui Trust Group, Inc.	638,646	15,799,291

		Shares	Value»

JAPAN — (Continued)
	Sumitomo Osaka Cement Co. Ltd.	145,199	$3,965,178
	Sumitomo Realty & Development Co. Ltd.	427,700	15,930,230
	Sumitomo Riko Co. Ltd.	243,800	2,788,154
	Sumitomo Rubber Industries Ltd.	747,563	9,414,261
	Sumitomo Seika Chemicals Co. Ltd.	42,101	1,404,077
	Sumitomo Warehouse Co. Ltd.	276,100	5,363,023
	Sun Frontier Fudousan Co. Ltd.	163,500	2,237,477
*	Suncall Corp.	102,900	227,774
	Sundrug Co. Ltd.	257,800	8,590,483
	Suntory Beverage & Food Ltd.	248,900	8,696,775
	Sun-Wa Technos Corp.	44,900	665,172
#	SUNWELS Co. Ltd.	3,500	14,028
#	Suruga Bank Ltd.	600,200	5,316,513
#	Suzuden Corp.	21,700	295,426
	Suzuken Co. Ltd.	194,299	7,019,563
	Suzuki Co. Ltd.	53,000	599,594
	Suzuki Motor Corp.	2,110,900	25,296,302
	SWCC Corp.	184,800	8,397,779
	Sysmex Corp.	684,300	12,702,765
	System Research Co. Ltd.	15,000	184,248
	System Support Holdings, Inc.	18,700	263,258
	Systems Engineering Consultants Co. Ltd.	7,600	236,590
	Systena Corp.	1,133,300	2,964,373
#	Syuppin Co. Ltd.	78,300	601,877
	T Hasegawa Co. Ltd.	126,192	2,529,132
	T RAD Co. Ltd.	21,100	566,534
	T&D Holdings, Inc.	654,210	13,920,675
	Tachibana Eletech Co. Ltd.	78,580	1,285,127
	Tachikawa Corp.	47,139	495,423
	Tachi-S Co. Ltd.	142,300	1,569,818
	Tadano Ltd.	470,245	3,257,892
	Taihei Dengyo Kaisha Ltd.	55,300	1,891,224
	Taiheiyo Cement Corp.	415,491	11,187,252
	Taiheiyo Kouhatsu, Inc.	31,399	148,323
#	Taiho Kogyo Co. Ltd.	95,400	434,935
	Taikisha Ltd.	176,400	2,887,312

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»

JAPAN — (Continued)
	Taiko Bank Ltd.	25,600	$253,210
	Taisei Corp.	197,580	10,713,169
#	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	22,900	397,304
	Taiyo Holdings Co. Ltd.	128,900	4,772,390
#	Taiyo Yuden Co. Ltd.	390,099	5,883,572
	Takamatsu Construction Group Co. Ltd.	66,700	1,351,152
#	Takamiya Co. Ltd.	110,243	296,152
	Takano Co. Ltd.	27,500	137,198
#	Takaoka Toko Co. Ltd.	49,974	803,711
	Takara & Co. Ltd.	25,600	620,338
	Takara Bio, Inc.	78,900	451,666
	Takara Holdings, Inc.	534,600	4,314,788
	Takara Standard Co. Ltd.	189,445	2,394,395
	Takasago International Corp.	69,300	3,255,210
	Takasago Thermal Engineering Co. Ltd.	100,600	4,450,949
	Takashima & Co. Ltd.	68,400	626,680
	Takashimaya Co. Ltd.	1,059,800	8,171,215
	Take & Give Needs Co. Ltd.	42,100	254,525
#	TAKEBISHI Corp.	34,600	431,211
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	1,487,707	45,001,055
	Takemoto Yohki Co. Ltd.	41,800	245,407
	Takeuchi Manufacturing Co. Ltd.	173,000	5,415,305
#	Taki Chemical Co. Ltd.	6,300	138,621
	Takuma Co. Ltd.	222,900	2,872,096
#	Tama Home Co. Ltd.	92,800	2,597,802
	Tamron Co. Ltd.	156,500	3,538,223
#	Tamura Corp.	302,900	966,195
	Tanabe Engineering Corp.	22,500	339,588
*	Tanaka Chemical Corp.	13,900	42,967
#	Tanseisha Co. Ltd.	108,949	791,647
#	Tayca Corp.	73,000	664,693
	Tazmo Co. Ltd.	33,600	412,019
#	Tbk Co. Ltd.	100,301	202,957
	TBS Holdings, Inc.	118,700	3,981,834
	TDC Soft, Inc.	97,400	862,779

		Shares	Value»

JAPAN — (Continued)
	TDK Corp. (6762 JP)	2,302,500	$24,570,996
#	TDK Corp. (TTDKY US), Sponsored ADR	597,870	6,462,975
	Tear Corp.	41,400	130,244
	TechMatrix Corp.	128,000	1,827,909
	Techno Horizon Co. Ltd.	11,700	30,363
#	Techno Medica Co. Ltd.	12,200	154,709
	Techno Ryowa Ltd.	23,570	470,467
	Techno Smart Corp.	29,200	326,673
	TechnoPro Holdings, Inc.	417,599	9,312,293
	Teijin Ltd.	650,668	5,455,644
	Teikoku Electric Manufacturing Co. Ltd.	47,300	925,222
#	Teikoku Sen-I Co. Ltd.	76,100	1,316,579
#	Teikoku Tsushin Kogyo Co. Ltd.	38,400	633,714
	Tekken Corp.	51,899	1,007,199
	Temairazu, Inc.	3,400	84,400
#	Tenma Corp.	75,400	1,881,272
#	Tenpos Holdings Co. Ltd.	2,000	48,165
#	Tera Probe, Inc.	14,300	265,352
	Terumo Corp.	290,900	5,568,036
	Tess Holdings Co. Ltd.	176,688	412,840
	THK Co. Ltd.	301,700	7,432,373
	Tigers Polymer Corp.	6,600	40,227
	TIS, Inc.	459,101	13,251,112
	TKC Corp.	82,100	2,314,163
	Toa Corp. (1885 JP)	278,400	2,689,752
	Toa Corp. (6809 JP)	153,216	995,178
#	TOA ROAD Corp.	151,100	1,615,550
	Toagosei Co. Ltd.	465,650	4,381,022
	TOBISHIMA HOLDINGS, Inc.	87,240	1,097,305
	Tobu Railway Co. Ltd.	280,400	5,116,723
#	TOC Co. Ltd.	145,000	641,465
	Tocalo Co. Ltd.	303,700	3,498,007
#	Tochigi Bank Ltd.	548,501	1,242,372
	Toda Corp.	878,600	5,597,488
	Toei Animation Co. Ltd.	94,000	2,273,006
	Toei Co. Ltd.	57,100	2,091,956
#	Toell Co. Ltd.	25,400	136,825
	Toenec Corp.	194,800	1,542,726
	Togami Electric Manufacturing Co. Ltd.	11,600	281,361

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Toho Bank Ltd.	858,355	$2,117,195
	Toho Chemical Industry Co. Ltd.	23,000	106,055
#	Toho Co. Ltd. (8142 JP)	40,400	924,333
	Toho Co. Ltd. (9602 JP)	60,000	3,425,488
	Toho Gas Co. Ltd.	148,955	4,455,669
#	Toho Holdings Co. Ltd.	212,000	6,930,580
#	Toho Titanium Co. Ltd.	173,600	1,237,667
*	Toho Zinc Co. Ltd.	71,799	271,478
#	Tohoku Bank Ltd.	60,500	455,384
	Tohoku Electric Power Co., Inc.	645,000	4,635,328
#	Tohokushinsha Film Corp.	36,600	147,754
	Tokai Carbon Co. Ltd.	912,600	5,888,814
	Tokai Corp.	94,102	1,384,040
	TOKAI Holdings Corp.	479,100	3,359,573
	Tokai Rika Co. Ltd.	256,167	3,815,246
	Tokai Tokyo Financial Holdings, Inc.	924,517	3,053,538
#	Token Corp.	25,470	2,380,519
	Tokio Marine Holdings, Inc. (8766 JP)	1,440,936	57,756,104
#	Tokio Marine Holdings, Inc. (TKOMY US), ADR	167,916	6,687,255
#	Tokushu Tokai Paper Co. Ltd.	42,138	1,100,733
	Tokuyama Corp.	308,112	6,289,307
	Tokyo Century Corp.	671,720	7,074,107
*	Tokyo Electric Power Co. Holdings, Inc.	1,843,312	5,638,975
#	Tokyo Electron Device Ltd.	107,400	2,226,583
	Tokyo Electron Ltd.	393,800	58,636,158
	Tokyo Energy & Systems, Inc.	88,900	702,091
	Tokyo Gas Co. Ltd.	343,500	11,412,030
#	Tokyo Individualized Educational Institute, Inc.	61,355	134,681
	Tokyo Kiraboshi Financial Group, Inc.	134,674	5,323,528
	Tokyo Ohka Kogyo Co. Ltd.	126,300	2,778,584

		Shares	Value»
JAPAN — (Continued)
	Tokyo Printing Ink Manufacturing Co. Ltd.	1,600	$44,169
#	Tokyo Rope Manufacturing Co. Ltd.	43,099	365,771
#	Tokyo Sangyo Co. Ltd.	86,400	419,697
	Tokyo Seimitsu Co. Ltd.	107,900	6,021,154
#	Tokyo Steel Manufacturing Co. Ltd.	260,800	2,948,812
	Tokyo Tatemono Co. Ltd.	708,600	12,704,007
#	Tokyo Tekko Co. Ltd.	41,000	1,598,127
	Tokyo Theatres Co., Inc.	34,100	260,783
#	Tokyotokeiba Co. Ltd.	66,600	1,957,252
	Tokyu Construction Co. Ltd.	392,780	2,280,460
	Tokyu Corp.	493,106	5,980,414
	Tokyu Fudosan Holdings Corp.	2,108,594	14,768,201
	Toli Corp.	183,400	627,081
	Tomato Bank Ltd.	39,600	327,550
#	Tomen Devices Corp.	12,600	470,840
	Tomoe Corp.	119,600	1,243,853
#	Tomoe Engineering Co. Ltd.	86,400	836,622
#	Tomoku Co. Ltd.	52,600	901,422
#	TOMONY Holdings, Inc.	1,084,760	4,156,710
	Tomy Co. Ltd.	305,000	6,715,181
	Topcon Corp.	417,300	9,477,236
	TOPPAN Holdings, Inc.	398,120	11,176,241
	Topre Corp.	163,036	1,992,036
	Topy Industries Ltd.	77,300	1,120,457
	Toray Industries, Inc.	2,548,000	16,272,835
#	Torex Semiconductor Ltd.	25,000	207,341
#	Toridoll Holdings Corp.	181,300	5,426,450
	Torigoe Co. Ltd.	72,400	436,949
	Torii Pharmaceutical Co. Ltd.	69,900	2,290,546
#	Torishima Pump Manufacturing Co. Ltd.	83,600	1,153,100
	Tosei Corp.	169,600	2,858,415
	Toshiba TEC Corp.	123,100	2,320,300
	Tosho Co. Ltd.	16,700	64,247
	Tosoh Corp.	718,813	10,132,903

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Totech Corp.	89,600	$1,625,818
	Totetsu Kogyo Co. Ltd.	93,800	2,069,954
	TOTO Ltd.	191,898	5,060,055
#	Tottori Bank Ltd.	37,800	339,651
#	Toukei Computer Co. Ltd.	14,200	436,098
	Tow Co. Ltd.	94,800	209,810
#	Towa Bank Ltd.	187,100	802,985
#	Towa Corp.	150,000	1,400,220
	Towa Pharmaceutical Co. Ltd.	138,700	2,573,695
#	Toyo Construction Co. Ltd.	377,700	3,542,886
#	Toyo Corp.	103,200	993,689
	Toyo Denki Seizo KK	30,500	294,646
#	Toyo Engineering Corp.	122,505	578,388
#	Toyo Gosei Co. Ltd.	27,500	930,571
	Toyo Innovex Co. Ltd.	68,300	276,174
	Toyo Kanetsu KK	34,100	847,266
#	Toyo Securities Co. Ltd.	219,300	674,025
	Toyo Seikan Group Holdings Ltd.	429,600	7,500,254
	Toyo Suisan Kaisha Ltd.	59,500	3,846,422
	Toyo Tanso Co. Ltd.	59,800	1,680,510
	Toyo Tire Corp.	606,300	11,335,867
	Toyo Wharf & Warehouse Co. Ltd.	27,600	246,423
	Toyobo Co. Ltd.	418,178	2,594,303
	Toyoda Gosei Co. Ltd.	274,000	5,261,254
	Toyota Boshoku Corp.	381,200	5,469,737
	Toyota Industries Corp.	97,700	11,457,755
#	Toyota Motor Corp. (7203 JP)	13,495,791	257,761,669
#	Toyota Motor Corp. (TM US), Sponsored ADR	124,418	23,791,210
	Toyota Tsusho Corp.	1,237,638	24,595,237
	TPR Co. Ltd.	99,767	1,485,796
	Traders Holdings Co. Ltd.	84,219	518,796
#	Transaction Co. Ltd.	52,300	929,738
*	Transaction Media Networks, Inc.	21,400	41,937
	Transcosmos, Inc.	74,400	1,625,739
	TRE Holdings Corp.	158,412	1,707,173

		Shares	Value»
JAPAN — (Continued)
#	Treasure Factory Co. Ltd.	49,000	$660,396
	Trend Micro, Inc. (4704 JP)	192,500	13,811,989
	Trend Micro, Inc. (TMICY US), Sponsored ADR	3,140	220,742
	Trinity Industrial Corp.	7,900	58,791
	Trusco Nakayama Corp.	156,022	2,327,694
#	TRYT, Inc.	54,800	184,474
	TS Tech Co. Ltd.	404,200	4,568,554
#	TSI Holdings Co. Ltd.	271,990	2,046,880
#	Tsubaki Nakashima Co. Ltd.	193,800	551,689
	Tsubakimoto Chain Co.	393,000	4,774,290
#	Tsubakimoto Kogyo Co. Ltd.	52,200	791,081
#	Tsuburaya Fields Holdings, Inc.	147,300	1,922,910
	Tsugami Corp.	191,300	2,356,550
	Tsukada Global Holdings, Inc.	65,900	246,675
	Tsukishima Holdings Co. Ltd.	117,600	1,650,452
#	Tsukuba Bank Ltd.	359,700	606,607
	Tsumura & Co.	159,700	4,802,344
	Tsuruha Holdings, Inc.	139,600	11,229,302
	Tsurumi Manufacturing Co. Ltd.	65,100	1,510,708
	Tsutsumi Jewelry Co. Ltd.	23,500	380,938
#	Tsuzuki Denki Co. Ltd.	23,900	409,879
	TV Asahi Holdings Corp.	138,200	2,513,697
	Tv Tokyo Holdings Corp.	32,200	895,239
	TYK Corp.	55,000	189,376
	UACJ Corp.	164,214	5,540,321
	UBE Corp.	456,965	6,704,336
	Ubicom Holdings, Inc.	21,126	188,559
	Uchida Yoko Co. Ltd.	40,200	2,199,174
	Ukai Co. Ltd.	1,000	25,056
	ULS Group, Inc.	9,400	326,663
	Ulvac, Inc.	112,100	3,801,830
#	Umenohana Co. Ltd.	2,100	12,455
#	U-Next Holdings Co. Ltd.	227,700	3,258,464
	Unicharm Corp.	1,260,599	11,704,835
	Unipres Corp.	156,541	1,099,852
	United Arrows Ltd.	84,000	1,326,044

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	United Super Markets Holdings, Inc.	274,523	$1,765,620
#	UNITED, Inc.	64,300	314,305
#	Universal Entertainment Corp.	117,400	917,687
	Urbanet Corp. Co. Ltd.	126,000	405,029
#	User Local, Inc.	12,800	149,220
	Ushio, Inc.	449,800	5,410,138
	USS Co. Ltd.	827,000	8,243,321
	UT Group Co. Ltd.	114,900	1,615,081
	V Technology Co. Ltd.	39,200	552,482
	Valor Holdings Co. Ltd.	175,213	3,065,624
	Valqua Ltd.	78,700	1,655,663
#	Value HR Co. Ltd.	66,800	730,651
	ValueCommerce Co. Ltd.	75,800	430,627
*	V-Cube, Inc.	17,400	21,952
	Vector, Inc.	115,700	719,550
	Vertex Corp.	106,680	1,441,505
	Vision, Inc.	149,100	1,343,845
*	Visional, Inc.	75,900	4,591,850
	Vital KSK Holdings, Inc.	206,185	1,897,992
	VT Holdings Co. Ltd.	365,900	1,294,785
	Wacoal Holdings Corp.	166,100	5,797,224
	Wacom Co. Ltd.	221,900	849,462
	Wakachiku Construction Co. Ltd.	34,200	956,277
	Wakita & Co. Ltd.	190,600	2,355,250
	Warabeya Nichiyo Holdings Co. Ltd.	56,332	871,302
#	Waseda Academy Co. Ltd.	22,100	342,683
#	Watahan & Co. Ltd.	78,100	887,446
#	WATAMI Co. Ltd.	49,200	388,034
#	WDB Holdings Co. Ltd.	35,600	454,361
	WDI Corp.	2,100	44,403
*	Wealth Management, Inc.	5,800	41,266
	Weathernews, Inc.	33,400	828,438
	Welcia Holdings Co. Ltd.	266,687	4,701,993
	Wellneo Sugar Co. Ltd.	54,200	898,116
	Wellnet Corp.	50,400	256,137
#	West Holdings Corp.	130,506	1,444,988

		Shares	Value»
JAPAN — (Continued)
	West Japan Railway Co.	384,000	$8,077,821
#	Will Group, Inc.	71,900	491,031
*	WingArc1st, Inc.	59,400	1,587,481
	With U.S. Corp.	1,100	18,921
#	Wood One Co. Ltd.	26,874	166,200
#	Workman Co. Ltd.	42,500	1,339,212
	World Co. Ltd.	86,100	1,599,364
	World Holdings Co. Ltd.	40,200	563,200
	Wowow, Inc.	12,600	90,734
#*	W-Scope Corp.	86,200	150,448
	Xebio Holdings Co. Ltd.	109,657	1,000,383
	YAC Holdings Co. Ltd.	7,400	41,355
	Yahagi Construction Co. Ltd.	110,900	1,128,229
	Yakult Honsha Co. Ltd.	125,000	2,567,753
	YAKUODO Holdings Co. Ltd.	42,500	603,907
	YAMABIKO Corp.	168,640	2,523,717
	YAMADA Consulting Group Co. Ltd.	29,800	365,308
	Yamada Holdings Co. Ltd.	1,769,033	5,701,201
#	Yamae Group Holdings Co. Ltd.	35,500	643,936
#	Yamagata Bank Ltd.	122,099	1,099,687
	Yamaguchi Financial Group, Inc.	651,900	7,701,767
	Yamaha Corp.	726,597	5,310,650
	Yamaha Motor Co. Ltd.	3,172,500	24,915,969
	Yamaichi Electronics Co. Ltd.	126,500	1,777,597
#	Yamami Co.	11,800	380,910
#	Yamanashi Chuo Bank Ltd.	121,900	1,738,675
#	Yamatane Corp.	45,100	1,419,002
#	Yamato Corp.	84,800	979,192
	Yamato Holdings Co. Ltd.	516,100	7,327,465
#	Yamato Kogyo Co. Ltd.	112,100	6,675,402
#	Yamaura Corp.	24,100	205,497
#	Yamaya Corp.	14,210	286,019
	Yamazaki Baking Co. Ltd.	383,100	9,170,858
	Yamazen Corp.	230,700	2,268,341
	Yaoko Co. Ltd.	89,500	5,994,514
	Yashima Denki Co. Ltd.	42,800	507,909

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yaskawa Electric Corp.	153,800	$3,240,456
	Yasuda Logistics Corp.	75,700	901,369
#	YE DIGITAL Corp.	43,600	186,341
	Yellow Hat Ltd.	300,400	2,862,889
	Yodogawa Steel Works Ltd.	105,200	4,259,343
	Yokogawa Bridge Holdings Corp.	140,100	2,566,768
	Yokogawa Electric Corp.	284,100	6,147,965
	Yokohama Rubber Co. Ltd.	532,300	11,638,641
#	Yokorei Co. Ltd.	221,300	1,321,835
	Yokowo Co. Ltd.	77,900	667,535
#	Yomeishu Seizo Co. Ltd.	22,000	472,779
	Yondenko Corp.	118,380	1,116,244
#	Yondoshi Holdings, Inc.	57,500	708,731
	Yonex Co. Ltd.	204,100	3,339,640
#	Yorozu Corp.	100,910	723,806
#*	Yoshimura Food Holdings KK	33,200	211,135
	Yoshinoya Holdings Co. Ltd.	180,000	3,945,364
#	Yossix Holdings Co. Ltd.	8,500	165,407
#	Yotai Refractories Co. Ltd.	44,200	549,998
	Yuasa Funashoku Co. Ltd.	2,900	82,201
	Yuasa Trading Co. Ltd.	74,100	2,267,657
	Yuken Kogyo Co. Ltd.	4,500	75,912
#	Yukiguni Factory Co. Ltd.	83,218	675,718
	Yurtec Corp.	196,400	2,536,090
	Yushin Co.	50,000	223,300
	Yushiro, Inc.	42,100	557,508
#	Yutaka Foods Corp.	4,000	59,846
	Yutaka Giken Co. Ltd.	2,200	33,346
	Zacros Corp.	75,900	2,104,665
	Zaoh Co. Ltd.	18,400	312,459
	Zenitaka Corp.	10,937	328,720
#	Zenkoku Hosho Co. Ltd.	306,000	6,638,995
	Zenrin Co. Ltd.	112,950	950,574
	Zensho Holdings Co. Ltd.	172,797	10,677,701
	Zeon Corp.	576,100	5,649,362
	ZERIA Pharmaceutical Co. Ltd.	72,700	1,192,181

		Shares	Value»
JAPAN — (Continued)
#	ZIGExN Co. Ltd.	233,100	$725,297
#	Zojirushi Corp.	21,500	206,526
	ZOZO, Inc.	740,700	7,522,168
#	Zuiko Corp.	64,535	490,292

TOTAL JAPAN			7,265,058,559

LIECHTENSTEIN — (0.0%)
	Liechtensteinische Landesbank AG	46,137	4,236,006
	VP Bank AG, Class A	15,365	1,531,849

TOTAL LIECHTENSTEIN			5,767,855

LUXEMBOURG — (0.4%)
	Aperam SA	237,788	6,919,018
#	ArcelorMittal SA (MT US)	803,577	23,858,208
*	Aroundtown SA	2,165,274	6,468,992
	B&M European Value Retail SA	3,177,684	14,291,252
Ω	B&S Group SARL	114,363	753,552
Ω	Befesa SA	102,654	3,121,409
	d’Amico International Shipping SA	246,992	916,032
#	Eurofins Scientific SE	413,234	26,077,688
*	Grand City Properties SA	208,070	2,483,361
*	InPost SA	695,392	11,746,480
#	RTL Group SA	135,576	5,560,047
#Ω	Samsonite Group SA	4,758,000	8,525,091
#	SES SA	1,846,294	9,789,046
	Subsea 7 SA	403,951	6,116,234
#	Sword Group	25,719	912,067
	Tenaris SA (TEN IM)	417,015	6,953,699
#	Tenaris SA (TS US), ADR	96,792	3,222,206

TOTAL LUXEMBOURG			137,714,382

MONACO — (0.0%)
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	755	87,086

NETHERLANDS — (3.8%)
	Aalberts NV	464,798	15,434,372
#Ω	ABN AMRO Bank NV	981,642	20,342,415
	Acomo NV	86,252	2,119,835
*Ω	Adyen NV	9,183	14,860,049
	Aegon Ltd. (AEG US)	532,037	3,420,998
	Aegon Ltd. (AGN NA)	4,417,781	28,414,922
	Airbus SE	335,774	56,977,659
	Akzo Nobel NV	433,130	27,345,445
#*Ω	Alfen NV	12,665	222,684

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
#	AMG Critical Materials NV	102,504	$1,826,980
	Arcadis NV	312,262	15,141,921
*	Argenx SE (ARGX BB)	8,301	5,366,175
*	Argenx SE (ARGX US), ADR	4,370	2,819,262
*	Argo Properties NV	11,247	346,140
	Ariston Holding NV	16,994	76,630
	ASM International NV	82,491	40,320,525
	ASML Holding NV (ASML NA)	126,227	84,501,639
	ASML Holding NV (ASML US)	180,734	120,744,771
	ASR Nederland NV	600,547	37,893,808
#*	Avantium NV	33,230	28,952
#*Ω	Basic-Fit NV	118,963	2,703,975
#	BE Semiconductor Industries NV	139,645	15,124,068
#	Brembo NV	258,854	2,420,465
#	Brunel International NV	67,170	708,585
	Cementir Holding NV	193,185	3,167,383
	Corbion NV	307,895	6,584,461
	COSMO Pharmaceuticals NV	17,002	986,011
#Ω	CTP NV	175,555	3,297,456
Ω	Euronext NV	190,501	31,841,705
	Ferrari NV (RACE IM).	106,547	48,775,257
	Ferrovial SE	334,213	16,303,745
	Flow Traders Ltd.	162,291	4,805,231
	ForFarmers NV	178,805	853,298
#	Fugro NV	492,014	5,770,149
	HAL Trust	877	115,409
*	Havas NV	1,944,279	3,234,421
	Heineken NV	214,641	19,213,625
	IMCD NV	209,532	27,863,701
#	ING Groep NV (ING US), Sponsored ADR	17,787	344,533
	ING Groep NV (INGA NA)	2,231,490	43,334,016
	Iveco Group NV	824,488	13,172,088
	JDE Peet’s NV	188,712	4,568,512
Ω	Just Eat Takeaway.com NV (JET LN)	119,982	2,615,134
*Ω	Just Eat Takeaway.com NV (TKWY NA)	6,519	142,669
#	Kendrion NV	72,114	839,710

		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke Ahold Delhaize NV (AD NA)	1,861,947	$76,449,766
	Koninklijke BAM Groep NV	1,590,527	10,773,898
	Koninklijke Heijmans NV	143,047	7,326,729
	Koninklijke KPN NV	14,507,899	67,488,621
#*	Koninklijke Philips NV (PHG US)	1,176,496	29,824,174
	Koninklijke Vopak NV	327,100	13,525,805
	MFE-MediaForEurope NV (MFEA IM), Class A	829,114	3,015,720
	MFE-MediaForEurope NV (MFEB IM), Class B	288,322	1,403,213
#	Nedap NV	22,758	1,571,415
	NN Group NV	833,029	51,081,666
#*	NX Filtration NV	3,533	14,193
	OCI NV	347,967	2,891,128
*	Onward Medical NV	4,822	22,900
#*	Pharming Group NV	1,538,543	1,360,772
	Pluxee NV	98,986	2,226,155
#	PostNL NV	629,533	642,765
	Prosus NV (PRX NA)	778,407	36,495,294
	Qiagen NV	71,187	3,043,245
	Randstad NV	347,803	13,960,710
	RHI Magnesita NV	9,135	381,533
	SBM Offshore NV	886,185	18,631,217
#*	SIF Holding NV	9,744	102,807
Ω	Signify NV	426,479	8,840,514
#	Sligro Food Group NV	88,803	1,199,557
	Stellantis NV (STLA UX)	11,429	106,061
#	Stellantis NV (STLAM IM)	4,876,053	45,373,759
#	STMicroelectronics NV (STM FP)	876,681	19,929,685
#	STMicroelectronics NV (STM US)	451,423	10,251,816
	Technip Energies NV	626,610	21,382,525
	TKH Group NV	205,954	8,137,275
#*	TomTom NV	136,199	719,911
	Universal Music Group NV	616,766	18,136,300
	Van Lanschot Kempen NV	105,539	6,162,158
	Wolters Kluwer NV	456,840	80,659,189

TOTAL NETHERLANDS			1,300,123,265

NEW ZEALAND — (0.3%)
	a2 Milk Co. Ltd.	521,210	2,713,248

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Air New Zealand Ltd.	6,435,747	$2,217,748
	Auckland International Airport Ltd.	795,409	3,553,538
#	Channel Infrastructure NZ Ltd.	1,217,764	1,374,775
	Chorus Ltd. (CHRYY US), ADR	10,086	236,819
	Chorus Ltd. (CNU NZ)	2,046,206	9,650,516
#	Contact Energy Ltd.	1,196,275	6,301,953
	EBOS Group Ltd.	184,581	4,017,114
*	Eroad Ltd.	50,575	26,948
	Fisher & Paykel Healthcare Corp. Ltd.	349,622	7,052,929
#*	Fletcher Building Ltd. (FBU AU)	133,936	240,986
*	Fletcher Building Ltd. (FBU NZ)	2,939,911	5,352,797
	Fonterra Co-Operative Group Ltd.	193,658	626,019
	Freightways Group Ltd.	651,817	3,810,561
	Genesis Energy Ltd.	1,916,845	2,504,804
*	Gentrack Group Ltd.	111,983	780,206
	Hallenstein Glasson Holdings Ltd.	164,912	712,310
#	Heartland Group Holdings Ltd.	3,027,241	1,385,910
#	Infratil Ltd.	523,661	3,282,164
#	Investore Property Ltd.	553,036	335,507
#*	KMD Brands Ltd.	3,035,664	593,141
	Mainfreight Ltd.	97,515	3,218,085
	Manawa Energy Ltd.	147,037	423,793
	Mercury NZ Ltd.	446,849	1,482,790
	Meridian Energy Ltd.	199,933	650,816
	Napier Port Holdings Ltd.	15,243	23,217
*	Neuren Pharmaceuticals Ltd.	30,941	230,719
#	NZME Ltd. (NZM AU)	1,016,313	630,743
	NZX Ltd.	1,142,921	1,045,224
*	Oceania Healthcare Ltd.	2,432,456	940,668
	PGG Wrightson Ltd.	15,190	17,338
#	Port of Tauranga Ltd.	394,422	1,443,299
*	Rakon Ltd.	220,288	73,237
	Restaurant Brands New Zealand Ltd.	111,871	219,359
*	Ryman Healthcare Ltd.	1,529,222	2,005,802
	Sanford Ltd.	282,603	768,765

		Shares	Value»
NEW ZEALAND — (Continued)
	Scales Corp. Ltd.	391,940	$968,339
*	Serko Ltd.	66,043	141,662
	Skellerup Holdings Ltd.	697,270	1,748,958
	SKY Network Television Ltd.	795,781	1,166,094
#	SKYCITY Entertainment Group Ltd.	3,087,184	2,096,017
#	Spark New Zealand Ltd.	2,228,264	2,760,651
	Steel & Tube Holdings Ltd.	731,601	313,434
	Summerset Group Holdings Ltd.	1,065,886	6,820,860
#	Tourism Holdings Ltd.	671,768	547,719
#	TOWER Ltd.	1,172,686	924,705
	Turners Automotive Group Ltd.	14,816	51,026
	Vector Ltd.	284,783	672,415
#*	Vista Group International Ltd.	335,878	706,914
	Vulcan Steel Ltd.	2,180	10,311
*	Warehouse Group Ltd.	455,162	221,397
*	Xero Ltd.	116,758	12,296,143

TOTAL NEW ZEALAND			101,390,493

NORWAY — (0.7%)
#	2020 Bulkers Ltd.	63,205	675,534
	ABG Sundal Collier Holding ASA	1,577,802	996,419
	AF Gruppen ASA	91,873	1,318,618
*	Akastor ASA	532,765	573,261
	Aker ASA, Class A	14,573	845,030
	Aker BioMarine ASA	2,119	10,828
	Aker BP ASA	567,338	12,179,321
	Aker Solutions ASA	656,573	1,782,008
	AMSC ASA	262,793	675,331
*	Archer Ltd.	84,102	165,498
*	ArcticZymes Technologies ASA	45,019	71,579
	Atea ASA	305,892	4,185,254
	Austevoll Seafood ASA	306,909	2,891,343
#*Ω	AutoStore Holdings Ltd.	160,654	72,401
#Ω	Avance Gas Holding Ltd.	92,309	34,889
*	Axactor ASA	668,230	301,610
	B2 Impact ASA	892,479	977,397
	Bakkafrost P	21,909	1,104,777
*	Bluenord ASA	48,241	2,763,558
	Bonheur ASA	106,404	2,463,852

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Borregaard ASA	312,851	$5,382,854
	Bouvet ASA	208,688	1,610,551
	BW Offshore Ltd.	502,070	1,375,979
*	Cloudberry Clean Energy ASA	405,947	485,473
*Ω	Crayon Group Holding ASA	104,832	1,255,607
	DNB Bank ASA	682,028	17,049,406
	DNO ASA	2,226,670	2,539,569
*	DOF Group ASA	142,788	1,119,772
*Ω	Elkem ASA	890,696	1,566,802
*	Elliptic Laboratories ASA	49,251	45,988
Ω	Elmera Group ASA	266,456	949,784
	Elopak ASA	210,303	858,608
*Ω	Entra ASA	52,679	607,567
	Equinor ASA	1,320,048	29,880,111
Ω	Europris ASA	626,923	4,648,232
#	FLEX LNG Ltd. (FLNG NO)	68,867	1,661,481
#*	FLEX LNG Ltd. (FLNG US)	4,783	112,831
#	Frontline PLC	271,218	4,572,632
	Gjensidige Forsikring ASA	29,624	693,167
	Golar LNG Ltd.	19,800	841,599
#	Golden Ocean Group Ltd.	299,018	2,305,347
#	Grieg Seafood ASA	251,982	1,589,972
#*	Hexagon Composites ASA	318,507	574,350
#*	Hexagon Purus ASA	110,988	20,548
#	Hoegh Autoliners ASA	400,551	3,223,853
Ω	Kid ASA	112,190	1,576,260
	Kitron ASA	557,120	2,760,134
Ω	Klaveness Combination Carriers ASA	88,158	511,846
#*	Kongsberg Automotive ASA	3,243,194	421,417
	Kongsberg Gruppen ASA	42,972	6,923,163
	Leroy Seafood Group ASA	245,196	1,074,722
*	LINK Mobility Group Holding ASA	797,615	1,878,246
	Magnora ASA	79,109	167,776
	Medistim ASA	8,511	131,469
	Morrow Bank ASA	109,423	105,645
	Mowi ASA	150,940	2,767,700
	MPC Container Ships ASA	1,706,696	2,523,782
Ω	Multiconsult ASA	32,633	596,461

		Shares	Value»
NORWAY — (Continued)
*	Nekkar ASA	104,908	$111,075
#*	NEL ASA	1,897,209	410,793
	Norbit ASA	39,565	543,374
*	Nordic Mining ASA	26,314	52,917
*	Nordic Semiconductor ASA	53,268	534,139
	Norsk Hydro ASA	817,996	4,338,990
#*Ω	Norske Skog ASA	167,386	292,201
*	Northern Ocean Ltd.	39,056	22,102
*	Norwegian Air Shuttle ASA	150,444	198,671
*	NRC Group ASA	13,302	6,325
	Odfjell Drilling Ltd.	499,918	2,602,213
	Odfjell SE, Class A	70,738	667,436
	Odfjell Technology Ltd.	85,243	339,175
#*	OKEA ASA	151,914	239,258
#Ω	Okeanis Eco Tankers Corp.	63,287	1,479,877
	Olav Thon Eiendomsselskap ASA	23,024	572,767
	Orkla ASA	151,121	1,685,370
	Panoro Energy ASA	316,636	692,142
	Pareto Bank ASA	55,950	397,145
	Pexip Holding ASA	120,836	459,292
*	PhotoCure ASA	2,635	13,638
	Protector Forsikring ASA	144,955	5,101,757
	Rana Gruber ASA	114,198	812,939
	Salmar ASA	39,871	1,970,252
#*	Salmon Evolution ASA	380,665	222,674
*	SATS ASA	228,630	825,952
*Ω	Scatec ASA	438,224	3,344,370
	Schibsted ASA (SCHA NO), Class A	15,308	465,865
	Schibsted ASA (SCHB NO), Class B	26,608	768,364
	SD Standard ETC PLC	132,941	24,107
	Sea1 offshore, Inc.	51,334	97,106
	Selvaag Bolig ASA	118,861	398,967
#*Ω	Shelf Drilling Ltd.	567,337	257,103
#*	SmartCraft ASA	22,831	56,979
#††	Solstad Maritime Holding AS	40,084	28,897
*	Solstad Offshore ASA	65,463	238,991
	SpareBank 1 Helgeland	808	12,639
	Sparebank 1 Oestlandet	24,428	406,814
	SpareBank 1 Sor-Norge ASA	354,103	5,650,506

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Sparebanken More	13,664	$131,337
	Sparebanken Sor	740	14,478
	Stolt-Nielsen Ltd.	114,201	2,564,051
	Storebrand ASA	940,744	11,358,173
	Telenor ASA	397,455	5,969,767
	TGS ASA	508,525	3,792,789
	TOMRA Systems ASA	96,069	1,515,706
	Var Energi ASA	593,287	1,631,369
	Veidekke ASA	379,003	5,702,853
	Wallenius Wilhelmsen ASA	297,461	2,155,845
	Wilh Wilhelmsen Holding ASA, Class A	51,941	1,935,633
#*Ω	XXL ASA	17,575	17,628
	Yara International ASA	137,167	4,451,555
*	Zaptec ASA	62,455	106,971

TOTAL NORWAY			218,190,549

PORTUGAL — (0.3%)
	Altri SGPS SA	345,107	2,374,716
	Banco Comercial Portugues SA, Class R	43,547,651	27,853,005
	Corticeira Amorim SGPS SA	39,492	341,151
	CTT-Correios de Portugal SA	261,986	2,307,712
	EDP SA (EDP PL)	2,907,393	11,459,962
#	EDP SA (EDPFY US), Sponsored ADR	7,202	284,695
	Galp Energia SGPS SA	1,755,858	27,204,868
	Ibersol SGPS SA	28,374	299,075
	Jeronimo Martins SGPS SA	360,889	8,734,368
#	Mota-Engil SGPS SA	266,220	1,056,697
#	Navigator Co. SA	1,046,366	3,970,926
	NOS SGPS SA	887,932	3,705,711
	REN - Redes Energeticas Nacionais SGPS SA	1,159,548	3,805,841
	Semapa-Sociedade de Investimento e Gestao	9,521	178,459
	Sonae SGPS SA	4,568,937	5,802,256

TOTAL PORTUGAL			99,379,442

SINGAPORE — (1.0%)
*††	Abterra Ltd.	189,000	0

		Shares	Value»
SINGAPORE — (Continued)
#*	AEM Holdings Ltd.	1,060,312	$960,287
#	Aztech Global Ltd.	613,100	248,946
#	Banyan Tree Holdings Ltd.	733,700	182,258
	Bonvests Holdings Ltd.	51,600	36,591
#	Boustead Singapore Ltd.	1,326,646	1,055,522
	BRC Asia Ltd.	15,300	37,246
	Bukit Sembawang Estates Ltd.	678,300	1,838,460
	Bund Center Investment Ltd.	316,000	89,743
Ω	BW LPG Ltd.	531,320	5,337,394
#	Capitaland India Trust.	2,793,421	2,084,090
	CapitaLand Investment Ltd.	3,088,600	6,509,506
	Centurion Corp. Ltd.	909,800	877,296
	China Aviation Oil Singapore Corp. Ltd.	1,190,400	774,937
	China Sunsine Chemical Holdings Ltd.	3,113,200	1,300,138
#	City Developments Ltd.	1,485,300	5,655,343
	ComfortDelGro Corp. Ltd.	5,435,969	6,377,356
#*	COSCO Shipping International Singapore Co. Ltd.	3,924,900	375,815
*	Creative Technology Ltd.	27,000	18,477
	CSE Global Ltd.	1,653,051	529,893
	DBS Group Holdings Ltd.	1,692,847	54,999,217
*	Del Monte Pacific Ltd.	2,033,682	104,555
#	Delfi Ltd.	805,200	444,495
	DFI Retail Group Holdings Ltd.	1,048,500	2,646,561
#*††	Ezion Holdings Ltd.	4,315,348	0
#*††	Ezra Holdings Ltd.	3,719,565	0
	Far East Orchard Ltd.	955,273	744,921
	First Resources Ltd.	2,145,100	2,481,842
	Food Empire Holdings Ltd.	1,029,400	1,190,141
	Frasers Property Ltd.	1,146,900	716,259
#	Frencken Group Ltd.	1,501,400	1,166,286
*	Fu Yu Corp. Ltd.	2,514,200	191,467
*	Gallant Venture Ltd.	2,485,000	144,598
	Genting Singapore Ltd.	9,538,500	5,408,967
#	Geo Energy Resources Ltd.	3,320,700	904,288

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Golden Agri-Resources Ltd.	29,624,669	$5,445,668
	Grand Venture Technology Ltd.	25,000	14,074
	GSH Corp. Ltd.	52,560	6,519
#	GuocoLand Ltd.	1,148,321	1,239,676
#	Haw Par Corp. Ltd.	355,000	3,523,960
	Hiap Hoe Ltd.	128,000	50,295
	Ho Bee Land Ltd.	1,006,200	1,386,388
#	Hong Fok Corp. Ltd.	1,647,888	927,157
	Hong Leong Asia Ltd.	2,515,600	2,103,664
	Hong Leong Finance Ltd.	140,300	276,756
	Hongkong Land Holdings Ltd.	1,660,400	8,125,998
	Hotel Grand Central Ltd.	183,373	97,508
#	Hour Glass Ltd.	717,000	862,029
	Hutchison Port Holdings Trust	20,794,800	3,095,743
#*††	Hyflux Ltd.	2,064,700	0
	iFAST Corp. Ltd.	315,300	1,501,875
	Indofood Agri Resources Ltd.	10,819,700	2,607,207
	InnoTek Ltd.	433,700	130,951
	ISDN Holdings Ltd.	468,878	113,392
	Jardine Cycle & Carriage Ltd.	325,297	6,460,956
*††	Jurong Technologies Industrial Corp. Ltd.	213,200	0
#	Kenon Holdings Ltd.	57,414	1,767,821
	Keppel Infrastructure Trust	8,677,857	2,660,191
	Keppel Ltd.	1,932,600	9,716,532
	Low Keng Huat Singapore Ltd.	293,000	67,234
	Mandarin Oriental International Ltd.	201,600	363,384
#	Marco Polo Marine Ltd.	7,705,400	248,583
	Metro Holdings Ltd.	1,879,500	532,461
	Mewah International, Inc.	47,900	8,907
#*††	Midas Holdings Ltd.	4,664,147	0
#	Nanofilm Technologies International Ltd.	435,700	175,448
	Netlink NBN Trust	4,104,600	2,874,565
*	Oceanus Group Ltd.	1,015,400	4,689
#	Olam Group Ltd.	2,169,575	1,605,989
	OUE Ltd.	1,147,100	825,555
	Oversea-Chinese Banking Corp. Ltd.	2,122,568	26,268,400
*	Oxley Holdings Ltd.	5,872,996	304,302

		Shares	Value»
SINGAPORE — (Continued)
	Pan-United Corp. Ltd.	390,200	$201,323
	Propnex Ltd.	599,800	482,359
	PSC Corp. Ltd.	215,900	56,999
	Q&M Dental Group Singapore Ltd.	1,415,140	314,362
	QAF Ltd.	1,141,965	730,333
	Raffles Medical Group Ltd.	2,416,563	1,870,841
*	Rex International Holding Ltd.	1,160,900	105,940
	Riverstone Holdings Ltd.	1,474,800	1,022,026
	Samudera Shipping Line Ltd.	815,900	518,914
	SATS Ltd.	530,321	1,143,643
	SBS Transit Ltd.	96,100	218,160
*	Seatrium Ltd.	5,384,591	7,907,540
	Sembcorp Industries Ltd.	2,002,300	10,127,971
	Sheng Siong Group Ltd.	2,739,200	3,690,603
	SHS Holdings Ltd.	106,300	9,423
	SIA Engineering Co. Ltd	251,700	431,741
	SIIC Environment Holdings Ltd. (SIIC SP)	1,385,480	171,241
	Sinarmas Land Ltd.	4,896,900	1,181,926
	Sing Holdings Ltd.	392,300	102,382
	Singapore Airlines Ltd.	3,092,700	15,871,471
	Singapore Exchange Ltd.	1,399,400	15,394,592
	Singapore Land Group Ltd.	560,723	859,943
#	Singapore Post Ltd.	5,712,616	2,500,145
	Singapore Shipping Corp. Ltd.	143,035	27,341
	Singapore Technologies Engineering Ltd.	2,257,000	12,815,789
	Singapore Telecommunications Ltd.	801,350	2,318,461
	Stamford Land Corp. Ltd.	2,667,176	718,614
	StarHub Ltd.	2,431,810	2,179,737
	Straits Trading Co. Ltd.	629,718	690,095
#*††	Swiber Holdings Ltd.	1,301,500	0
#*	Thomson Medical Group Ltd.	5,667,600	182,252
	Tiong Woon Corp. Holding Ltd.	160,750	71,557

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Tuan Sing Holdings Ltd.	3,366,318	$644,222
	UMS Integration Ltd.	2,263,208	1,871,540
	United Overseas Bank Ltd.	1,510,989	40,130,109
	United Overseas Insurance Ltd.	1,900	11,418
	UOB-Kay Hian Holdings Ltd.	1,402,215	1,935,674
	UOL Group Ltd.	1,230,488	5,443,283
	Valuetronics Holdings Ltd.	2,514,360	1,234,318
	Venture Corp. Ltd.	521,600	4,630,251
	Vicom Ltd.	9,600	9,910
#	Wee Hur Holdings Ltd.	917,300	368,492
	Wilmar International Ltd.	2,892,700	6,784,767
	Wing Tai Holdings Ltd.	2,080,124	1,863,099
	Yangzijiang Shipbuilding Holdings Ltd.	5,368,400	9,195,871
	Yeo Hiap Seng Ltd.	64,554	27,683

TOTAL SINGAPORE			348,895,133

SPAIN — (2.6%)
	Acciona SA	88,160	12,846,968
	Acerinox SA	738,861	8,350,082
	ACS Actividades de Construccion y Servicios SA	776,090	48,625,783
*††	Adveo Group International SA	60,568	0
Ω	Aedas Homes SA	36,395	1,174,580
Ω	Aena SME SA	89,799	22,558,937
	Alantra Partners SA	3,093	30,703
	Almirall SA	238,321	2,644,350
	Amadeus IT Group SA	603,233	47,482,279
*	Amper SA	1,495,840	246,023
	Atresmedia Corp. de Medios de Comunicacion SA	350,939	2,215,444
	Audax Renovables SA	75,792	130,197
	Azkoyen SA	55,415	479,127
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	6,497,154	89,167,199

		Shares	Value»
SPAIN — (Continued)
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	1,966,312	$26,938,474
	Banco de Sabadell SA	20,339,535	59,346,358
#	Banco Santander SA (SAN SM)	11,550,342	81,324,350
#	Banco Santander SA (SAN US), Sponsored ADR	93,721	656,047
#	Bankinter SA	3,101,692	36,131,413
#	CaixaBank SA	6,774,643	51,922,259
Ω	Cellnex Telecom SA	343,195	13,888,878
#	CIE Automotive SA	228,491	6,040,320
	Construcciones y Auxiliar de Ferrocarriles SA	85,510	4,179,554
#	Corp. ACCIONA Energias Renovables SA	92,358	1,726,468
*	Distribuidora Internacional de Alimentacion SA	35,347	913,251
#	Ebro Foods SA	177,872	3,474,253
#	EDP Renovaveis SA	608,278	5,696,374
*	eDreams ODIGEO SA	102,679	858,871
#	Elecnor SA	103,773	2,224,735
	Enagas SA	656,435	10,235,034
#	Ence Energia y Celulosa SA	475,928	1,534,793
	Endesa SA	621,334	18,660,261
	Ercros SA	552,483	1,869,980
	Faes Farma SA	1,086,181	5,274,090
	Fluidra SA	150,763	3,490,402
#Ω	Gestamp Automocion SA	756,968	2,261,179
#Ω	Global Dominion Access SA	378,355	1,249,597
*	Grifols SA	148,821	1,409,130
	Grupo Catalana Occidente SA	140,839	7,843,706
	Grupo Empresarial San Jose SA	73,112	479,800
	Iberdrola SA	2,149,726	38,750,649
	Iberpapel Gestion SA (IBG SM)	7,706	177,877
#	Indra Sistemas SA	583,697	18,610,534
#	Industria de Diseno Textil SA	873,477	46,971,210
	International Consolidated Airlines Group SA	937,841	3,258,497

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Laboratorios Farmaceuticos Rovi SA	108,111	$6,337,998
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	666,372	967,958
	Logista Integral SA	315,807	10,796,905
	Mapfre SA	3,959,364	14,095,335
	Melia Hotels International SA	359,462	2,609,415
	Miquel y Costas & Miquel SA	136,441	2,085,558
#	Naturgy Energy Group SA	191,332	5,700,172
#Ω	Neinor Homes SA	79,415	1,382,415
#*	Obrascon Huarte Lain SA	2,003,661	703,782
#*	Oryzon Genomics SA	17,553	52,579
	Pharma Mar SA	11,766	996,743
	Prim SA	7,030	81,501
#*	Promotora de Informaciones SA, Class A	739,421	332,589
Ω	Prosegur Cash SA	530,415	461,506
	Realia Business SA	722,094	737,260
	Redeia Corp. SA	769,817	16,143,284
	Repsol SA (REP SM)	3,125,645	38,206,842
	Repsol SA (REPYY US), Sponsored ADR	74,826	895,661
	Sacyr SA	1,721,676	6,315,340
#*	Solaria Energia y Medio Ambiente SA	217,213	1,637,249
#*††	Soltec Power Holdings SA	5,663	7,692
#*Ω	Talgo SA	183,992	666,900
*	Tecnicas Reunidas SA	75,710	1,270,651
#	Telefonica SA (TEF SM)	10,842,264	55,699,340
	Telefonica SA (TEF US), Sponsored ADR	70,329	359,381
#	Tubacex SA	456,505	1,882,639
*	Tubos Reunidos SA	28,836	18,873
#Ω	Unicaja Banco SA	3,920,205	7,472,108
	Vidrala SA	76,793	8,370,282
	Viscofan SA	178,754	12,895,572
	Vocento SA	126,195	99,600

TOTAL SPAIN			892,633,146

		Shares	Value»
SWEDEN — (2.7%)
	AAK AB	178,677	$4,672,735
Ω	AcadeMedia AB	379,838	3,125,566
#	AddLife AB, Class B	302,173	5,734,354
#	Addnode Group AB	323,648	2,786,343
	AddTech AB, Class B	358,034	12,045,136
	AFRY AB	318,480	5,517,483
	Alfa Laval AB	196,506	8,150,249
Ω	Alimak Group AB	154,649	1,957,320
#	Alleima AB	500,742	3,937,001
#	Alligo AB, Class B	110,109	1,257,233
Ω	Ambea AB	385,415	4,656,023
*	Annehem Fastigheter AB, Class B	332,016	542,427
	AQ Group AB	156,164	2,512,912
	Arise AB	110,741	395,398
	Arjo AB, Class B	880,624	2,950,138
*	Asmodee Group AB, Class B	126,276	1,391,381
	Assa Abloy AB, Class B	349,304	10,602,765
#	Atlas Copco AB (ATCOA SS), Class A	2,042,559	31,616,151
	Atlas Copco AB (ATCOB SS), Class B	1,164,748	16,173,365
#	Atrium Ljungberg AB, Class B	577,670	2,045,485
Ω	Attendo AB	491,899	3,348,564
#	Avanza Bank Holding AB	331,218	11,006,428
#	Axfood AB	223,360	6,244,332
*	Balco Group AB	13,631	33,824
	Beijer Alma AB	148,925	3,097,913
#	Beijer Ref AB	210,000	3,203,203
	Bergman & Beving AB	131,120	3,980,822
	Betsson AB, Class B	689,732	12,062,767
*	BHG Group AB	244,808	584,983
	Bilia AB, Class A	368,992	4,618,074
	Billerud Aktiebolag	737,728	7,784,530
	BioGaia AB, Class B	203,523	2,166,557
	Biotage AB	89,927	1,309,076
	Bjorn Borg AB	94,604	558,039
*	Boliden AB	530,095	16,242,128
*	Bonava AB, Class B	1,055,063	1,404,960
*Ω	Boozt AB	31,308	272,971
Ω	Bravida Holding AB	311,457	2,967,815
	BTS Group AB, Class B	400	9,607
	Bufab AB	113,599	4,695,382
#	Bulten AB	78,358	478,555
	Bure Equity AB	287,877	9,699,396
	Byggmax Group AB	271,745	1,342,033
*	Camurus AB	48,682	3,128,640

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Carasent AB	2,705	$6,915
#*	Castellum AB	361,326	4,397,413
	Catella AB	125,475	384,071
	Catena AB	83,708	3,940,665
	Cellavision AB	31,183	650,091
	Cibus Nordic Real Estate AB publ	59,028	1,021,611
*	Cint Group AB	447,608	337,701
	Clas Ohlson AB, Class B	233,515	6,615,027
	Cloetta AB, Class B	1,072,098	3,118,949
#Ω	Coor Service Management Holding AB	260,518	1,049,316
#	Corem Property Group AB (COREB SS), Class B	1,741,048	880,424
	Corem Property Group AB (CORED SS), Class D	6,348	136,803
	CTT Systems AB	8,413	177,613
	Dios Fastigheter AB	292,589	2,031,811
Ω	Dometic Group AB	916,537	3,304,339
#*Ω	Dustin Group AB	1,029,474	364,588
*	Dynavox Group AB	38,482	348,435
	Eastnine AB	379,021	1,760,822
#	Elanders AB, Class B	26,505	147,555
*	Electrolux AB, Class B	45,521	284,185
#	Electrolux Professional AB, Class B	675,670	3,914,890
	Elekta AB, Class B	789,513	4,020,296
*	Eltel AB	80,003	65,311
#*	Embracer Group AB	126,276	1,593,573
*	Enea AB	70,527	482,489
	Engcon AB	37,594	360,182
	Eolus Vind AB, Class B	5,761	27,769
	Ependion AB	18,004	215,276
#	Epiroc AB (EPIA SS), Class A	489,587	10,592,072
	Epiroc AB (EPIB SS), Class B	292,831	5,742,872
	EQT AB	459	13,264
	Essity AB (ESSITYA SS), Class A	25,484	732,311
	Essity AB (ESSITYB SS), Class B	400,503	11,582,161
#Ω	Evolution AB	114,319	7,919,403
	Ework Group AB	35,343	533,209
#	Fabege AB	311,394	2,660,175
#	Fagerhult Group AB	182,369	788,179

		Shares	Value»
SWEDEN — (Continued)
*	Fastighets AB Balder, Class B	678,942	$4,880,532
*	Fastighets AB Trianon.	18,381	36,831
*	Fastighetsbolaget Emilshus AB, Class B	9,174	43,416
	FastPartner AB (FPARA SS), Class A	71,498	420,111
*	Ferronordic AB	4,364	21,163
	Fortnox AB	929,117	8,413,087
	G5 Entertainment AB	17,553	236,743
#	Getinge AB, Class B	288,036	5,566,873
	Granges AB	538,929	6,731,566
*Ω	Green Landscaping Group AB	9,902	61,519
#	H &MHennes& Mauritz AB, Class B	551,754	7,995,234
	Hanza AB	97,222	720,217
	Heba Fastighets AB, Class B	104,151	314,613
	Hemnet Group AB	240,499	8,255,300
	Hexagon AB, Class B	814,118	7,923,454
#*	Hexatronic Group AB	448,144	1,185,862
#	Hexpol AB	711,767	6,189,145
#*	HMS Networks AB	100,558	4,507,421
*Ω	Hoist Finance AB	252,896	2,270,329
	Holmen AB (HOLMB SS), Class B	141,050	5,576,976
	Hufvudstaden AB, Class A	156,396	1,904,258
*	Humana AB	102,770	434,544
	Husqvarna AB (HUSQA SS), Class A	64,995	302,181
#	Husqvarna AB (HUSQB SS), Class B	834,732	3,882,551
	Indutrade AB	370,294	10,017,800
#	Instalco AB	754,498	2,091,864
	INVISIO AB	41,881	1,683,220
	Inwido AB	380,663	8,067,276
	ITAB Shop Concept AB	40,046	105,339
	JM AB	271,307	4,328,356
*	John Mattson Fastighetsforetagen AB	37,329	237,015
	Kabe Group AB, Class B	1,643	42,350
#*	Karnov Group AB	155,881	1,463,116
#*	K-fast Holding AB	143,336	185,972

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Klarabo Sverige AB, Class B	26,335	$44,169
#	KNOW IT AB	127,060	1,898,489
	Lagercrantz Group AB, Class B	631,476	14,388,686
#	Lifco AB, Class B	132,131	5,115,418
#	Lime Technologies AB	21,768	878,700
	Lindab International AB	315,548	6,634,293
#	Loomis AB	367,201	15,283,429
*	Medcap AB	23,770	1,072,258
#	Medicover AB, Class B	168,744	4,210,874
	MEKO AB	192,590	2,528,760
#	Micro Systemation AB, Class B	45,756	233,935
*	Modern Times Group MTG AB, Class B	387,383	4,641,301
	Momentum Group AB	124,278	2,052,051
#Ω	Munters Group AB	264,149	3,380,659
	Mycronic AB	183,704	7,335,483
#	NCAB Group AB	581,108	2,560,881
	NCC AB, Class B	413,256	7,693,772
	Nederman Holding AB	21,329	372,171
*	Net Insight AB, Class B	808,180	244,689
#	New Wave Group AB, Class B	471,376	5,768,153
#	Nibe Industrier AB, Class B	445,753	1,900,869
	Nilorngruppen AB, Class B	9,012	55,290
*	Nivika Fastigheter AB, Class B	12,968	53,755
#*	Nobia AB	2,474,776	854,071
	Nolato AB, Class B	813,243	4,569,201
#	Nordnet AB publ	273,288	7,234,538
*	Norion Bank AB	260,502	1,060,463
*	Norva24 Group AB	37,350	139,912
#	Note AB	11,284	187,726
#	NP3 Fastigheter AB	75,267	1,961,286
*	Nyfosa AB	472,982	4,439,850
	OEM International AB, Class B	236,638	3,386,853
#*	Orron Energy AB	483,124	241,045
*	Ovzon AB	79,344	206,068
	Pandox AB	311,171	5,210,186
	Peab AB, Class B	849,010	7,062,131
	Platzer Fastigheter Holding AB, Class B	85,181	669,419
	Prevas AB, Class B	24,929	251,886

		Shares	Value»
SWEDEN — (Continued)
*	Pricer AB, Class B	611,644	$371,732
#	Proact IT Group AB	140,884	1,685,331
	Ratos AB, Class B	1,009,153	3,444,032
	RaySearch Laboratories AB	131,837	3,569,777
	Rejlers AB	9,832	182,492
*	Rottneros AB	382,732	237,981
	Rvrc Holding AB	162,838	844,950
	Saab AB, Class B	64,958	3,024,737
	Sagax AB (SAGAA SS), Class A	758	17,122
#	Sagax AB (SAGAB SS), Class B	164,479	3,738,490
#	Sandvik AB	916,907	18,929,020
	Scandi Standard AB	250,374	2,281,256
Ω	Scandic Hotels Group AB	724,329	5,637,627
*	Sdiptech AB, Class B	76,173	1,705,929
	Sectra AB, Class B	303,136	9,300,423
#	Securitas AB, Class B	846,191	13,409,376
*	Sedana Medical AB	108,158	114,119
*	Sensys Gatso Group AB	35,488	156,306
*Ω	Sinch AB	2,497,509	5,806,137
	SinterCast AB	725	7,839
*	Sivers Semiconductors AB	444,477	165,899
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	1,517,986	24,086,901
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,509	245,523
#	Skanska AB, Class B	581,598	13,514,377
#	SKF AB (SKFA SS), Class A	44,341	879,846
	SKF AB (SKFB SS), Class B	557,621	10,930,140
	SkiStar AB	206,381	3,574,339
	Softronic AB, Class B	33,747	74,040
	Solid Forsakring AB	56,354	450,063
#	SSAB AB (SSABA SS), Class A	232,754	1,470,733
	SSAB AB (SSABAH FH), Class A	89,315	558,437
#	SSAB AB (SSABB SS), Class B	631,043	3,922,495
	SSAB AB (SSABBH FH), Class B	505,629	3,143,698
*	Stendorren Fastigheter AB	21,280	453,921
#*	Stillfront Group AB	1,722,497	883,117

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Storskogen Group AB, Class B	1,708,439	$2,250,912
#	Svenska Cellulosa AB SCA (SCAA SS), Class A	36,564	470,716
	Svenska Cellulosa AB SCA (SCAB SS), Class B	762,362	9,857,760
	Svenska Handelsbanken AB (SHBA SS), Class A	1,037,400	13,579,369
#	Svenska Handelsbanken AB (SHBB SS), Class B	28,441	558,965
	Sweco AB, Class B	426,371	7,500,695
	Swedbank AB, Class A	692,195	17,279,850
*	Swedish Orphan Biovitrum AB	148,707	4,522,880
	Synsam AB	107,344	546,179
	Systemair AB	226,796	1,942,186
	Tele2 AB, Class B	1,097,324	16,189,949
#	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	72,339	605,859
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	4,648,075	39,264,054
	Telia Co. AB	5,401,056	20,288,902
*	TF Bank AB	20,190	742,835
Ω	Thule Group AB	139,985	3,190,806
	Trelleborg AB, Class B	288,337	9,942,341
	Troax Group AB	128,821	1,785,316
	Truecaller AB, Class B	667,049	5,019,851
	VBG Group AB, Class B	45,459	1,272,551
#*	Viaplay Group AB	170,328	9,792
	Vitec Software Group AB, Class B	79,319	3,624,163
	Vitrolife AB	169,356	2,756,461
	Volati AB	52,232	643,367
	Volvo AB (VOLVA SS), Class A	313,529	8,551,960
	Volvo AB (VOLVB SS), Class B	2,175,844	59,147,103
#*	Volvo Car AB, Class B	1,223,400	2,086,788

		Shares	Value»
SWEDEN — (Continued)
#	Wallenstam AB, Class B	551,705	$2,727,823
#	Wihlborgs Fastigheter AB	637,411	6,611,460
	XANO Industri AB, Class B	19,406	86,176

TOTAL SWEDEN			918,306,058

SWITZERLAND — (7.8%)
	ABB Ltd.	1,210,044	63,903,325
	Accelleron Industries AG (ACLN SW)	362,880	19,480,987
#	Adecco Group AG	502,380	13,075,043
#	Alcon AG	742,255	72,267,171
	Allreal Holding AG	86,380	19,032,970
	ALSO Holding AG	30,812	9,410,152
	APG SGA SA	4,201	1,133,449
	Arbonia AG	250,748	1,902,845
*	Aryzta AG	4,373,272	10,968,872
	Ascom Holding AG	131,181	514,499
	Autoneum Holding AG	14,565	2,182,871
	Avolta AG	271,594	12,375,930
	Baloise Holding AG	199,991	44,492,493
	Banque Cantonale de Geneve	4,912	1,471,838
#	Banque Cantonale Vaudoise	148,708	18,302,627
#	Barry Callebaut AG	5,933	5,319,020
	Belimo Holding AG	16,687	14,178,300
	Bell Food Group AG	10,288	3,310,044
	Bellevue Group AG	35,881	373,366
	Berner Kantonalbank AG	13,673	4,205,245
	BKW AG	51,778	10,380,832
#	Bossard Holding AG, Class A	34,927	7,616,525
	Bucher Industries AG	37,549	16,218,316
	Burckhardt Compression Holding AG	11,872	8,071,661
	Burkhalter Holding AG	20,144	2,996,662
#	Bystronic AG	5,944	1,814,587
#	Calida Holding AG	1,925	37,064
	Carlo Gavazzi Holding AG	1,409	332,059
*	Cavotec SA	3,925	6,180
	Cembra Money Bank AG	141,182	17,041,902
#	Cham Swiss Properties AG	16,758	448,775

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Chocoladefabriken Lindt & Spruengli AG	98	$13,880,967
*	Cicor Technologies Ltd.	9,793	1,320,581
	Cie Financiere Richemont SA, Class A	366,231	64,714,922
	Cie Financiere Tradition SA	5,544	1,466,090
#	Clariant AG	1,049,031	11,741,831
	Coca-Cola HBC AG	235,914	12,284,919
#	Coltene Holding AG	11,040	837,490
	CPH Group AG	211	16,932
	Daetwyler Holding AG	25,104	3,624,782
	DKSH Holding AG	158,783	11,697,448
#*	DocMorris AG	2,969	83,702
	dormakaba Holding AG	13,958	11,774,369
	DSM-Firmenich AG	186,419	20,251,284
#	EDAG Engineering Group AG	20,949	156,244
	EFG International AG	562,030	8,502,571
	Emmi AG	9,210	9,059,564
#	EMS-Chemie Holding AG	4,284	3,158,598
#*	Feintool International Holding AG	28,283	380,821
	Fenix Outdoor International AG	9,035	569,768
	Flughafen Zurich AG	106,450	26,823,552
	Forbo Holding AG	4,291	4,117,009
	Fundamenta Real Estate AG	4,346	89,725
Ω	Galenica AG	236,556	24,777,499
*	GAM Holding AG	565,368	71,672
	Geberit AG	72,553	50,258,935
#	Georg Fischer AG	374,190	27,055,696
	Givaudan SA	4,713	22,737,206
#*	Gurit Holding AG, Class BR	15,169	238,808
	Helvetia Holding AG	205,277	45,283,597
	Hiag Immobilien Holding AG	6,354	770,068
	Holcim AG (HOLN FP)	170,271	18,897,226
	Holcim AG (HOLN SW)	628,649	70,250,199
	Huber & Suhner AG	84,965	7,476,329
	Implenia AG	51,747	2,926,678
	Inficon Holding AG	79,750	8,462,099
	Interroll Holding AG	2,119	4,650,413
	Intershop Holding AG	18,712	3,070,187
	Investis Holding SA	6,553	965,073

		Shares	Value»
SWITZERLAND — (Continued)
	Julius Baer Group Ltd.	481,122	$31,199,819
	Jungfraubahn Holding AG	11,063	2,660,880
	Kardex Holding AG	21,021	5,295,679
*	Komax Holding AG	17,290	2,151,072
#*	Kudelski SA	172,373	251,422
	Kuehne & Nagel International AG	76,515	17,621,176
	Landis & Gyr Group AG	103,355	6,647,491
	LEM Holding SA	2,269	1,893,434
#	Logitech International SA (LOGI US)	46,827	3,530,288
	Logitech International SA (LOGN SW)	123,141	9,357,494
	Lonza Group AG	75,578	54,303,488
	Luzerner Kantonalbank AG	55,160	4,663,057
Ω	Medacta Group SA	15,344	2,490,926
Ω	Medmix AG	89,242	1,116,611
#	Meier Tobler Group AG	19,650	826,296
	Metall Zug AG, Class B	940	1,171,641
	Mikron Holding AG	51,620	1,002,268
#	Mobilezone Holding AG	167,487	2,302,367
	Mobimo Holding AG	43,511	16,805,754
*Ω	Montana Aerospace AG	1,046	20,889
	Naturenergie Holding AG	17,137	672,474
	Nestle SA	2,330,257	248,026,459
	Novartis AG (NOVN SW)	119,002	13,573,036
#	Novartis AG (NVS US), Sponsored ADR	2,448,400	277,868,916
#	Novavest Real Estate AG	1,797	81,403
	OC Oerlikon Corp. AG Pfaffikon	923,952	3,919,537
#	Orell Fuessli AG	613	72,761
#	Orior AG	25,850	585,342
	Partners Group Holding AG	42,682	55,925,002
#*	Peach Property Group AG	2,196	16,701
	Phoenix Mecano AG	1,820	937,300
	Plazza AG, Class A	2,787	1,207,827
	PSP Swiss Property AG	143,815	25,609,213
#	Rieter Holding AG	12,545	1,068,725

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Roche Holding AG (RO SW)	29,069	$10,112,426
	Roche Holding AG (ROG SW)	607,318	198,584,698
	Romande Energie Holding SA	15,476	804,144
	Sandoz Group AG (SDZ SW)	693,330	30,072,944
	Sandoz Group AG (SDZNY US), ADR	324,425	14,073,565
*	Santhera Pharmaceuticals Holding AG	6,025	106,151
	Schindler Holding AG	30,832	10,931,299
	Schweiter Technologies AG	4,281	1,972,629
#*Ω	Sensirion Holding AG	3,124	242,077
	SFS Group AG	83,309	11,261,347
	SGS SA	338,990	33,106,162
	Siegfried Holding AG	219,180	26,094,815
#	SIG Group AG	1,046,934	20,195,305
	Sika AG	95,254	23,804,694
	SKAN Group AG	11,678	956,996
	Softwareone Holding AG	252,517	1,747,972
	Sonova Holding AG	58,750	18,060,569
	St. Galler Kantonalbank AG	11,578	6,974,706
#	Stadler Rail AG	96,927	2,556,643
#	StarragTornos Group AG	2,262	97,473
	Straumann Holding AG	67,656	8,249,756
	Sulzer AG	108,989	18,447,498
#	Swatch Group AG (UHR SW)	61,152	10,612,452
#	Swatch Group AG (UHRN SW)	120,865	4,200,664
	Swiss Life Holding AG	51,237	51,158,087
	Swiss Prime Site AG	374,950	52,870,206
	Swiss Re AG	526,787	94,560,484
#	Swisscom AG	56,873	37,927,641
	Swissquote Group Holding SA	55,101	28,442,962
	Tecan Group AG	986	192,032
	Temenos AG	177,241	12,695,838
	Thurgauer Kantonalbank	1,440	253,011
	TX Group AG	11,468	2,579,931
	u-blox Holding AG	33,921	3,438,145
#	UBS Group AG (UBS US)	757,484	22,898,757

		Shares	Value»
SWITZERLAND — (Continued)
	UBS Group AG (UBSG SW)	1,737,119	$52,730,888
	Valiant Holding AG	84,566	12,454,707
#	Varia U.S. Properties AG	3,801	94,483
Ω	VAT Group AG	23,753	8,574,597
	Vaudoise Assurances Holding SA	4,301	3,137,965
	Vetropack Holding AG	40,832	1,410,366
	Vontobel Holding AG	153,475	11,090,652
	VZ Holding AG	43,161	8,906,119
	V-ZUG Holding AG	6,544	551,065
	Walliser Kantonalbank	3,138	471,201
#	Warteck Invest AG	347	810,803
	Ypsomed Holding AG	9,812	4,180,581
	Zehnder Group AG	47,747	3,178,380
	Zug Estates Holding AG, Class B	466	1,197,702
	Zuger Kantonalbank	230	2,366,553
	Zurich Insurance Group AG	107,485	76,235,945

TOTAL SWITZERLAND			2,619,863,298

UNITED KINGDOM — (11.5%)
	3i Group PLC	1,039,434	58,926,574
	4imprint Group PLC	103,434	4,737,663
	Aberdeen Group PLC	4,749,911	9,381,106
*	Accesso Technology Group PLC	9,570	60,789
*	Accsys Technologies PLC	6,992	4,122
	Admiral Group PLC	482,358	20,978,938
	Advanced Medical Solutions Group PLC	138,403	356,607
	AG Barr PLC	294,964	2,729,380
Ω	Airtel Africa PLC	3,878,871	8,876,777
	AJ Bell PLC	1,051,101	5,982,071
Ω	Alfa Financial Software Holdings PLC	416,528	1,238,379
	Allfunds Group PLC	402,887	2,274,469
#*	Alliance Pharma PLC	1,698,769	1,464,631
	Anglo American PLC	1,329,008	36,279,769
	Anglo-Eastern Plantations PLC	36,389	369,808
#	Anglogold Ashanti PLC (AU US)	411,065	17,330,500
	Antofagasta PLC	262,634	5,763,642
*	AO World PLC	315,863	414,606
	Ashmore Group PLC	1,398,879	2,703,257
	Ashtead Group PLC	726,910	38,913,246

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Ashtead Technology Holdings PLC	23,057	$153,760
#*	ASOS PLC	121,670	467,272
	Associated British Foods PLC	484,861	13,365,265
#*Ω	Aston Martin Lagonda Global Holdings PLC	190,346	171,583
	AstraZeneca PLC (AZN LN)	241,813	34,643,775
	AstraZeneca PLC (AZN US), Sponsored ADR	1,637,723	117,572,134
	Atalaya Mining Copper SA	72,722	354,625
*	Auction Technology Group PLC	40,032	311,741
Ω	Auto Trader Group PLC	1,622,181	18,224,969
	Aviva PLC	3,287,259	24,629,462
	Avon Technologies PLC	83,263	1,513,494
	Babcock International Group PLC	2,519,972	27,147,117
	BAE Systems PLC	893,626	20,716,607
Ω	Bakkavor Group PLC	792,402	1,820,392
	Balfour Beatty PLC	2,021,799	12,366,079
	Barclays PLC (BARC LN)	8,137,027	32,414,995
	Barclays PLC (BCS US), Sponsored ADR	896,402	14,396,216
	Barratt Redrow PLC	5,074,457	31,635,126
	Beazley PLC	2,551,786	30,235,265
	Begbies Traynor Group PLC	60,562	73,959
	Bellway PLC	540,371	19,400,255
	Berkeley Group Holdings PLC	256,343	14,289,400
	Bloomsbury Publishing PLC	268,751	2,138,464
	Bodycote PLC	857,503	5,453,575
#*	boohoo Group PLC	1,788,396	516,175
	BP PLC (BP LN)	10,974,429	50,673,229
	BP PLC (BP US), Sponsored ADR	2,852,967	78,342,474
	Braemar PLC	71,897	216,919
	Breedon Group PLC	446,493	2,568,776
Ω	Bridgepoint Group PLC	68,260	244,700
	British American Tobacco PLC (BATS LN)	1,241,472	54,076,466

		Shares	Value»
UNITED KINGDOM — (Continued)
#	British American Tobacco PLC (BTI US), Sponsored ADR	47,984	$2,089,703
#	Brooks Macdonald Group PLC	4,885	95,383
	BT Group PLC	24,178,337	56,116,848
	Bunzl PLC	234,872	7,380,738
	Burberry Group PLC	325,920	3,174,062
	Burford Capital Ltd.	630,524	8,629,360
	Bytes Technology Group PLC (BYIT LN)	942,205	6,407,130
#*	Capita PLC	62,462	153,197
	Capital Ltd.	157,962	142,026
	Capricorn Energy PLC	530,467	1,755,935
	Card Factory PLC	1,551,832	1,966,760
*	Carnival PLC (CCL LN)	47,585	798,715
*	Carnival PLC (CUK US), ADR	701	11,651
	Carr’s Group PLC	71,804	122,217
	Castings PLC	62,771	214,499
	Centaur Media PLC	126,418	41,217
	Central Asia Metals PLC	587,512	1,205,516
	Centrica PLC	17,440,200	37,340,021
	Chemring Group PLC	807,172	4,311,389
	Chesnara PLC	547,357	1,878,893
	Clarkson PLC	86,620	3,807,249
*	Close Brothers Group PLC	799,371	3,476,225
Ω	CMC Markets PLC	479,654	1,557,208
	Coats Group PLC	3,107,113	3,009,008
	Coca-Cola Europacific Partners PLC	270,395	24,360,753
	Cohort PLC	4,387	80,771
	Compass Group PLC	1,127,082	37,999,364
	Computacenter PLC	316,441	10,234,852
	Conduit Holdings Ltd.	24,435	112,476
Ω	ConvaTec Group PLC	2,508,798	8,722,235
	Costain Group PLC	831,867	1,218,443
	Cranswick PLC	172,790	11,958,940
	Crest Nicholson Holdings PLC	1,230,629	2,964,032
	Croda International PLC	43,840	1,730,519
*	Currys PLC	8,430,378	12,494,150
	CVS Group PLC	197,459	2,837,823
*	De La Rue PLC	482,892	833,036
*	DFS Furniture PLC	633,331	1,233,859

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Diageo PLC (DEO US), Sponsored ADR	198,216	$22,204,156
	Diageo PLC (DGE LN)	369,044	10,362,899
#*	Dialight PLC	31,395	44,728
	Diploma PLC	150,850	8,004,334
	Direct Line Insurance Group PLC	4,769,821	18,015,615
	DiscoverIE Group PLC	188,017	1,424,929
#	Diversified Energy Co. PLC (DEC LN)	36,210	456,144
	Domino’s Pizza Group PLC	1,229,296	4,421,962
	dotdigital group PLC	463,136	512,328
	Dowlais Group PLC	3,540,183	2,746,562
	Dr. Martens PLC	423,733	312,305
	Drax Group PLC	1,827,637	15,076,091
	Dunelm Group PLC	559,440	8,215,488
††	Dyson Group PLC	3,999	117
	easyJet PLC	866,636	5,745,838
	Ecora Resources PLC	1,342,836	978,751
*	EKF Diagnostics Holdings PLC	38,270	10,984
	Elementis PLC	1,888,367	3,174,014
#	Endeavour Mining PLC	677,159	18,346,072
#	Energean PLC	541,748	6,417,903
*	EnQuest PLC	8,423,559	1,531,047
	Entain PLC	711,367	6,081,411
	Epwin Group PLC	9,451	11,658
	Essentra PLC	1,027,798	1,235,413
*††	Evraz PLC	1,444,631	0
	Experian PLC	832,593	41,422,371
	FDM Group Holdings PLC	202,345	605,486
	Firstgroup PLC	3,204,141	7,390,680
	Foresight Group Holdings Ltd.	111,678	554,433
Ω	Forterra PLC	653,810	1,629,944
	Foxtons Group PLC	817,147	645,655
*	Frasers Group PLC	418,277	3,698,417
	Fresnillo PLC	464,890	6,230,717
	Fuller Smith & Turner PLC, Class A	120,526	904,943
#*	Fund Technologies PLC	14,112	335,843
*Ω	Funding Circle Holdings PLC	65,068	98,884
	Future PLC	140,310	1,334,362
	Galliford Try Holdings PLC	477,687	2,484,972

		Shares	Value»
UNITED KINGDOM — (Continued)
	Games Workshop Group PLC	114,638	$23,608,821
*	Gaming Realms PLC	157,902	83,660
	Gamma Communications PLC	180,820	3,227,965
	GB Group PLC	274,911	900,957
#*	Genel Energy PLC	794,908	584,035
	Genuit Group PLC	1,001,006	5,097,422
*	Georgia Capital PLC	189,316	4,101,644
	Glencore PLC	7,357,053	24,121,824
	Gooch & Housego PLC	23,082	115,957
	Goodwin PLC	896	81,083
	Grainger PLC	2,753,289	7,899,042
	Greggs PLC	517,114	12,873,545
*	Griffin Mining Ltd.	1,878	4,785
	GSK PLC (GSK LN)	2,561,499	50,673,354
#	GSK PLC (GSK US), Sponsored ADR	665,109	26,504,610
	Gulf Keystone Petroleum Ltd.	1,348,240	2,762,967
*	Gulf Marine Services PLC	321,392	73,304
*Ω	Gym Group PLC	478,207	921,913
	H&T Group PLC	17,925	97,678
	Haleon PLC (HLN LN)	4,332,677	21,801,468
	Halfords Group PLC	837,098	1,732,773
	Halma PLC	201,658	7,443,525
	Harbour Energy PLC	2,154,862	4,403,965
	Hargreaves Services PLC	29,274	239,316
	Harworth Group PLC	146,511	343,219
	Hays PLC	5,392,332	5,151,301
	Headlam Group PLC	227,984	239,159
	Helical PLC	1,439,610	4,147,108
*	Helios Towers PLC	1,710,823	2,461,292
	Henry Boot PLC	368,414	1,070,600
	Hikma Pharmaceuticals PLC	321,852	8,528,936
	Hill & Smith PLC	268,141	6,446,175
	Hilton Food Group PLC	202,242	2,405,801
	Hiscox Ltd.	1,226,594	18,052,602
*	Hochschild Mining PLC	1,350,126	5,084,163
	Hollywood Bowl Group PLC	540,756	2,111,790
*Ω	Hostelworld Group PLC	135,705	194,333
	Howden Joinery Group PLC	2,111,292	21,711,466

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	HSBC Holdings PLC (HSBA LN)	1,656,655	$18,467,362
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,346,362	131,583,981
	Hunting PLC	726,690	2,507,356
Ω	Ibstock PLC	1,258,700	3,023,392
	IDOX PLC	178,554	130,690
	IG Group Holdings PLC	1,443,408	20,572,856
	IMI PLC	1,060,808	25,175,948
	Impax Asset Management Group PLC	156,932	319,999
	Imperial Brands PLC	1,665,881	68,356,187
	Inchcape PLC	1,874,167	16,793,631
*	Indivior PLC	243,730	2,765,806
	Informa PLC	1,611,612	15,743,724
	IntegraFin Holdings PLC	732,846	2,992,920
	InterContinental Hotels Group PLC (IHG LN)	102,390	10,925,980
#	InterContinental Hotels Group PLC (IHG US), ADR	70,112	7,564,394
	Intermediate Capital Group PLC	465,024	11,697,194
	International Distribution Services PLC	3,603,207	17,608,754
#	International Paper Co.	675,572	30,732,328
	International Personal Finance PLC	1,369,001	2,551,437
	International Workplace Group PLC	3,322,283	8,225,926
	Intertek Group PLC	284,702	17,484,946
	Investec PLC	1,993,381	12,516,742
	iomart Group PLC	74,425	24,986
*	IP Group PLC	3,422,479	1,939,716
#*	IQE PLC	1,127,628	136,623
	Ithaca Energy PLC	7,394	13,125
	ITV PLC	9,594,476	10,340,853
	J D Wetherspoon PLC	424,492	3,712,028
	J Sainsbury PLC	5,959,262	21,179,890
*	James Fisher & Sons PLC	186,592	753,881
#	James Halstead PLC	99,511	203,885
	JD Sports Fashion PLC	5,790,094	6,095,843
	JET2 PLC	172,775	3,656,175

		Shares	Value»
UNITED KINGDOM — (Continued)
#*	John Wood Group PLC	3,147,101	$774,453
	Johnson Matthey PLC	363,833	6,264,279
	Johnson Service Group PLC	757,933	1,419,349
	Jupiter Fund Management PLC	2,098,164	2,028,107
	Just Group PLC	5,077,421	9,576,906
	Kainos Group PLC	236,638	2,303,553
	Keller Group PLC	550,033	10,473,844
	Kier Group PLC	1,779,617	3,459,964
	Kingfisher PLC	6,359,558	24,442,933
	Kitwave Group PLC	101,030	401,846
	Knights Group Holdings PLC	59,372	106,953
	Lancashire Holdings Ltd.	981,933	7,391,107
	Legal & General Group PLC	7,877,170	24,805,848
	Lion Finance Group PLC	237,307	19,035,079
	Liontrust Asset Management PLC	85,264	375,396
	Lloyds Banking Group PLC (LLOY LN)	65,713,474	64,562,020
	London Investment Group PLC	17,231	82,159
	London Stock Exchange Group PLC	77,078	12,001,986
	LSL Property Services PLC	131,721	491,097
Ω	Luceco PLC	214,166	396,014
#	M&C Saatchi PLC	41,806	88,104
	M&G PLC	5,775,534	16,026,446
	Macfarlane Group PLC	248,152	343,340
	Man Group PLC	5,379,360	11,741,307
	Marks & Spencer Group PLC	9,032,965	46,940,200
	Marshalls PLC	742,707	2,785,535
*	Marston’s PLC	3,668,040	1,765,133
*	McBride PLC	868,504	1,669,536
	Me Group International PLC	1,183,140	3,196,575
	Mears Group PLC	813,187	4,209,454
	Melrose Industries PLC	1,641,033	9,539,838
*	Metro Bank Holdings PLC	28,970	38,888
	Midwich Group PLC	33,747	88,971
*	Mitchells & Butlers PLC	1,846,163	6,126,806

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Mitie Group PLC	5,748,755	$11,085,704
	MJ Gleeson PLC	124,636	843,264
*	Mobico Group PLC	2,004,975	832,544
	Mondi PLC	1,122,616	17,040,342
	MONY Group PLC	2,534,215	6,858,784
	Moonpig Group PLC	316,439	968,472
	Morgan Advanced Materials PLC	1,290,968	3,389,563
	Morgan Sindall Group PLC	219,388	10,370,320
	Mortgage Advice Bureau Holdings Ltd.	14,788	160,457
	MP Evans Group PLC	28,366	382,864
*	Naked Wines PLC	84,053	82,430
	National Grid PLC (NG LN)	898,153	12,964,031
#	National Grid PLC (NGG US), Sponsored ADR	265,505	19,381,829
	NatWest Group PLC (NWG LN)	8,042,886	51,734,160
#	NatWest Group PLC (NWG US), Sponsored ADR	868,765	11,224,444
	NCC Group PLC	468,191	916,060
	Next 15 Group PLC	163,792	568,078
	Next PLC	204,305	33,705,523
#*,*	Nexxen International Ltd.	21,798	218,224
	Ninety One PLC	1,396,394	2,764,008
	Norcros PLC	138,482	448,772
*	Ocado Group PLC	596,506	2,253,635
Ω	On the Beach Group PLC	293,916	1,038,701
	OSB Group PLC	1,837,819	11,681,634
	Oxford Instruments PLC	195,814	4,308,168
#*	Oxford Nanopore Technologies PLC	41,721	66,332
	Pagegroup PLC	1,637,459	5,905,754
	Pan African Resources PLC	6,504,004	3,858,148
	Paragon Banking Group PLC	1,263,262	14,271,166
	PayPoint PLC	219,605	1,982,686
#	Pearson PLC (PSO US), Sponsored ADR	349,430	5,678,238
	Pearson PLC (PSON LN)	330,949	5,305,521
	Pennon Group PLC	1,175,782	7,871,079
#*	Pensana PLC	40,400	15,629

		Shares	Value»
UNITED KINGDOM — (Continued)
	Persimmon PLC	933,652	$16,157,753
#*	Petra Diamonds Ltd.	18,748	6,841
	Pets at Home Group PLC	1,305,295	4,134,013
	Pharos Energy PLC	1,985,137	504,224
	Phoenix Group Holdings PLC	1,149,378	9,195,410
*	Phoenix Spree Deutschland Ltd.	26,200	60,268
*	Pinewood Technologies Group PLC	289,072	1,395,399
*	Playtech PLC	805,012	8,169,549
	Polar Capital Holdings PLC	319,110	1,673,980
	Porvair PLC	11,959	118,303
	PPHE Hotel Group Ltd.	32,501	541,147
	Premier Foods PLC	4,505,264	11,944,418
	Prudential PLC (PRU LN)	1,203,112	12,792,418
	Prudential PLC (PUK US), ADR	344,958	7,330,358
#*	PureTech Health PLC (PRTC LN)	245,633	401,140
*	PureTech Health PLC (PRTC US), ADR	137	2,315
	PZ Cussons PLC	532,674	554,315
	QinetiQ Group PLC	1,754,089	9,232,798
Ω	Quilter PLC	4,481,342	8,063,467
	Rank Group PLC	615,103	701,626
	Rathbones Group PLC	149,224	3,141,663
*††	Raven Property Group Ltd.	96,453	0
	Reach PLC	2,389,226	2,421,924
	Reckitt Benckiser Group PLC	841,578	54,320,943
	Record PLC	193,593	137,198
	RELX PLC (REL LN)	596,581	32,558,493
#	RELX PLC (RELX US), Sponsored ADR	366,786	20,037,515
	RELX PLC (REN NA)	437,454	23,814,674
	Renew Holdings PLC	113,340	1,147,244
	Renewi PLC	493,412	5,663,193
	Renishaw PLC	18,127	543,001
	Renold PLC	105,020	66,721
	Rentokil Initial PLC	1,170,699	5,363,314
	Ricardo PLC	130,371	427,935
	Rightmove PLC	2,557,301	25,256,301
	Rio Tinto PLC (RIO LN)	515,369	30,710,551

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#	Rio Tinto PLC (RIO US), Sponsored ADR	624,520	$37,096,488
	Robert Walters PLC	191,734	580,290
*	Rockhopper Exploration PLC	174,882	113,933
	Rolls-Royce Holdings PLC	6,048,245	61,223,186
	Rotork PLC	2,452,946	9,987,829
	RS Group PLC	1,026,735	7,079,341
	RWS Holdings PLC	723,800	646,757
	S&U PLC	5,532	105,757
#*	S4 Capital PLC	442,489	160,396
Ω	Sabre Insurance Group PLC	337,168	568,441
*	Saga PLC	623,622	1,089,356
	Sage Group PLC	860,010	14,257,796
*	Savannah Energy PLC	547,478	52,898
	Savills PLC	614,348	7,618,504
	Schroders PLC	1,487,179	6,552,775
	Secure Trust Bank PLC	12,403	98,039
	Senior PLC	1,282,494	2,368,460
	Serco Group PLC	4,807,795	11,033,729
	Serica Energy PLC	252,071	427,887
	Severfield PLC	923,662	295,995
	Severn Trent PLC	324,337	12,064,448
	Shell PLC (SHEL LN)	1,472,115	47,507,723
	Shell PLC (SHEL US), ADR	4,241,504	273,492,178
#*	SIG PLC	2,671,809	554,365
*	Sigmaroc PLC	58,938	71,383
	Smith & Nephew PLC (SN LN)	537,274	7,560,832
	Smiths Group PLC	411,883	10,263,957
	Smiths News PLC	517,576	367,464
	Softcat PLC	570,660	12,745,457
#*	SolGold PLC	1,323,363	119,743
	Spectris PLC	150,709	4,034,526
	Speedy Hire PLC	2,304,314	603,336
	Spirax Group PLC	62,656	4,938,279
Ω	Spire Healthcare Group PLC	1,328,805	3,435,800
*	Spirent Communications PLC	1,731,946	4,270,199
	SSE PLC	1,272,272	28,684,735
	SSP Group PLC	2,195,288	4,347,917
	St. James’s Place PLC	1,061,647	13,382,425
	Standard Chartered PLC	3,584,275	51,625,228
	SThree PLC	497,318	1,616,827

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Strix Group PLC	321,064	$199,057
*††	Studio Retail Group PLC	86,255	0
	STV Group PLC	69,518	150,942
*	Synthomer PLC	643,415	707,603
	Tate & Lyle PLC	1,227,584	9,149,206
	Tatton Asset Management PLC	4,130	34,170
	Taylor Wimpey PLC	10,576,969	16,619,671
	TBC Bank Group PLC	89,366	5,651,909
#	Team Internet Group PLC	376,051	285,409
	Telecom Plus PLC	271,797	6,871,982
	Tesco PLC	12,526,079	61,991,584
#*	THG PLC	2,092,250	690,673
	Topps Tiles PLC	859,115	359,881
#	TORM PLC, Class A	198,795	3,313,140
	TP ICAP Group PLC	5,592,880	19,205,618
*Ω	Trainline PLC	455,324	1,783,521
	Travis Perkins PLC	1,043,714	7,790,875
	Treatt PLC	19,168	65,330
	Trifast PLC	656,753	585,763
	TT Electronics PLC	945,588	921,162
#*	Tullow Oil PLC	2,723,645	464,960
#	Unilever PLC (UL US), Sponsored ADR	551,057	35,019,672
	Unilever PLC (ULVR LN)	253,281	16,126,371
	Unilever PLC (UNA NA)	796,683	50,804,587
	United Utilities Group PLC	920,377	13,837,279
*	Vanquis Banking Group PLC	884,149	756,875
	Vertu Motors PLC	1,018,006	838,003
	Vesuvius PLC	1,215,302	5,551,010
	Victorian Plumbing Group PLC	21,312	27,807
	Victrex PLC	145,967	1,620,231
*	Videndum PLC	77,752	83,203
*	Vistry Group PLC	1,148,029	9,678,968
	Vodafone Group PLC (VOD LN)	33,184,425	32,610,341
	Volex PLC	213,565	726,647
	Volution Group PLC	405,026	3,067,192
	Vp PLC	17,348	136,546
*Ω	Watches of Switzerland Group PLC	606,544	2,885,818
#*	Watkin Jones PLC	462,728	195,127
	Weir Group PLC	346,643	10,449,037
	WH Smith PLC	514,098	6,221,155

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Whitbread PLC	485,000	$16,844,548
	Wickes Group PLC	1,213,929	3,085,633
	Wilmington PLC	153,206	754,413
*	Wise PLC, Class A	167,012	2,190,596
	WPP PLC (WPP LN)	430,273	3,335,715
#	WPP PLC (WPP US), Sponsored ADR	147,364	5,682,356
*	Xaar PLC	211,992	294,215
	XPS Pensions Group PLC	118,949	609,979
#	Young & Co.’s Brewery PLC (YNGA LN), Class A	59,183	695,818
	Young & Co.’s Brewery PLC (YNGN LN)	5,711	44,705
	Zigup PLC	1,168,713	4,879,954
	Zotefoams PLC	30,144	99,322

TOTAL UNITED KINGDOM			3,899,916,638

UNITED STATES — (0.0%)
*	ADTRAN Holdings, Inc.	137,326	1,052,688
	Alcoa Corp., CDI	17,045	424,831
*	Coeur Mining, Inc.	476,901	2,646,803
Ω	Coronado Global Resources, Inc., CDI	102,026	12,724

TOTAL UNITED STATES			4,137,046

TOTAL COMMON STOCKS			32,049,553,353

PREFERRED STOCKS — (0.4%)

GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 8.479%	106,727	8,612,521
Ω	Dr. Ing hc F Porsche AG, 5.225%	111,824	5,621,576
	Draegerwerk AG & Co. KGaA, 3.010%	41,380	2,819,642
	Einhell Germany AG, 1.478%	9,323	695,982
	FUCHS SE, 2.506%	267,030	13,389,588
	Henkel AG & Co. KGaA, 2.969%	255,824	19,868,918
	Jungheinrich AG, 2.370%	250,846	9,116,444

		Shares	Value»
GERMANY — (Continued)
	Porsche Automobil Holding SE, 7.072%	370,147	$15,261,474
	Sartorius AG, 0.326%	5,876	1,525,377
	Sixt SE, 6.712%	89,513	5,961,614
	STO SE & Co. KGaA, 3.994%	9,414	1,346,301
	Villeroy & Boch AG, 6.140%	60,312	1,182,153
	Volkswagen AG, 9.469%	393,411	42,807,189

TOTAL GERMANY			128,208,779

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants 07/24/2025	10,752	0
*	Imugene Ltd. Warrants 08/31/2026	223,457	716
*	Silver Mines Ltd. Rights 06/17/26	28,100	0

TOTAL AUSTRALIA			716

CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	20,401	0

HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 12/15/2027	72,239	1,257
*	CSI Properties Ltd. Warrants 04/07/2027	1,451,210	2,433

TOTAL HONG KONG			3,690

ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	66,474	0

PORTUGAL — (0.0%)
#*	EDP Renovaveis SA Rights 05/07/2025	608,278	62,018

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value»

SPAIN — (0.0%)
* Obrascon Huarte Lain SA Rights 05/15/2025	2,003,661	$10,668

TOTAL RIGHTS/WARRANTS		77,092

TOTAL INVESTMENT SECURITIES (Cost $22,402,142,053)		32,177,839,224

		Shares	Value†

SECURITIES LENDING COLLATERAL — (4.9%)
@§	The DFA Short Term Investment Fund	142,612,918	$1,649,318,394

TOTAL INVESTMENTS — (100.0%) (Cost $24,051,621,645)			$33,827,157,618

As of April 30, 2025, International Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	988	06/20/25	$274,908,047	$275,997,800	$1,089,753

Total Futures Contracts			$274,908,047	$275,997,800	$1,089,753

As of April 30, 2025, the value of Rule 144A securities amounted to $573,003,748 or 1.7% of net assets.

Summary of the Portfolio’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$66,983,995	$1,858,202,639	$11,832	$1,925,198,466
Austria	—	199,537,763	—	199,537,763
Belgium	4,157,317	376,184,825	—	380,342,142
Canada	3,472,388,597	13,753,068	6,203	3,486,147,868
China	—	88,896	—	88,896
Denmark	61,856,988	750,518,625	—	812,375,613
Finland	12,454,172	520,183,697	—	532,637,869
France	17,024,745	2,341,945,986	—	2,358,970,731
Germany	41,762,373	2,573,216,402	—	2,614,978,775
Greenland	—	3,839	—	3,839
Hong Kong	245,171	480,660,061	117,656	481,022,888
Ireland	6,976,598	227,102,378	—	234,078,976
Israel	16,746,629	299,632,896	—	316,379,525
Italy	1,718,333	894,608,719	—	896,327,052
Japan	127,428,259	7,137,630,300	—	7,265,058,559
Liechtenstein	—	5,767,855	—	5,767,855
Luxembourg	27,080,414	110,633,968	—	137,714,382
Monaco	—	87,086	—	87,086
Netherlands	170,554,860	1,129,568,405	—	1,300,123,265
New Zealand	236,819	101,153,674	—	101,390,493
Norway	954,430	217,207,222	28,897	218,190,549

INTERNATIONAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Portugal	$284,695	$99,094,747	—	$99,379,442
Singapore	188,771	348,706,362	—	348,895,133
Spain	28,849,563	863,775,891	$7,692	892,633,146
Sweden	1,391,381	916,914,677	—	918,306,058
Switzerland	350,802,507	2,269,060,791	—	2,619,863,298
United Kingdom	851,138,979	3,048,777,542	117	3,899,916,638
United States	2,646,803	1,490,243	—	4,137,046
Preferred Stocks
Germany	—	128,208,779	—	128,208,779
Rights/Warrants
Australia	—	716	—	716
Hong Kong	—	3,690	—	3,690
Portugal	—	62,018	—	62,018
Spain	—	10,668	—	10,668
Securities Lending Collateral	—	1,649,318,394	—	1,649,318,394

Total Investments in Securities	$5,263,872,399	$28,563,112,822	$172,397<>	$33,827,157,618

Financial Instruments
Assets
Futures Contracts**	1,089,753	—	—	1,089,753

Total Financial Instruments	$1,089,753	—	—	$1,089,753

  ** Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (61.6%)
U.S. Small Cap Portfolio	1,322,577	$57,823,049

INTERNATIONAL EQUITIES — (38.4%)
The Continental Small Company Series		10,974,532
The Emerging Markets Small Cap Series		10,745,284
The Japanese Small Company Series		6,081,763
The United Kingdom Small Company Series		3,067,729
The Canadian Small Company Series		2,744,776
The Asia Pacific Small Company Series		2,426,942

TOTAL INTERNATIONAL EQUITIES		36,041,026

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $75,272,103)		$93,864,075

Summary of the Portfolio’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$93,864,075	—	—	$93,864,075

Total Investments in Securities	$93,864,075	—	—	$93,864,075

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.6%)
The Continental Small Company Series		$5,226,211,223
The Japanese Small Company Series		2,812,834,561
The United Kingdom Small Company Series		1,430,985,970
The Canadian Small Company Series		1,272,083,254
The Asia Pacific Small Company Series		1,122,159,578

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$11,864,274,586

	Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
¥State Street Institutional U.S. Government Money Market Fund, 4.290% (Cost $52,672,373)	52,672,373	52,672,373

TOTAL INVESTMENTS — (100.0%) (Cost $9,392,098,662)		$11,916,946,959

As of April 30, 2025, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	156	06/20/25	$39,144,039	$43,578,600	$4,434,561

Total Futures Contracts			$39,144,039	$43,578,600	$4,434,561

Summary of the Portfolio’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$11,864,274,586	—	—	$11,864,274,586
Temporary Cash Investments	52,672,373	—	—	52,672,373

Total Investments in Securities	$11,916,946,959	—	—	$11,916,946,959

Financial Instruments
Assets
Futures Contracts**	4,434,561	—	—	4,434,561

Total Financial Instruments	$4,434,561	—	—	$4,434,561

  ** Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Japanese Small Company Series	$212,397,752

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$212,397,752

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Asia Pacific Small Company Series	$144,966,449

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$144,966,449

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The United Kingdom Small Company Series	$21,485,908

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$21,485,908

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Continental Small Company Series	$109,560,022

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$109,560,022

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.5%)
AUSTRALIA — (22.6%)
	Abacus Group	3,477,014	$2,538,133
	Abacus Storage King	4,129,868	3,905,290
	Arena REIT	3,135,977	7,468,068
	Aspen Group Ltd.	1,420,251	2,811,268
	BWP Trust	4,200,046	9,629,972
	Carindale Property Trust	259,419	786,435
	Centuria Capital Group	4,491,239	4,525,393
	Centuria Industrial REIT	4,181,761	7,875,564
#	Centuria Office REIT	3,128,163	2,458,549
	Charter Hall Group	3,365,356	36,386,024
#	Charter Hall Long Wale REIT	4,882,934	11,995,923
	Charter Hall Retail REIT	3,933,873	9,396,522
	Charter Hall Social Infrastructure REIT	2,624,530	4,915,666
#	Cromwell Property Group	12,527,566	3,006,151
	Dexus	7,125,847	34,301,141
#	Dexus Convenience Retail REIT	662,789	1,251,398
	Dexus Industria REIT	2,648,721	4,408,780
	Elanor Commercial Property Fund	54,174	20,105
*††	Elanor Investor Group	67,755	26,908
	Garda Property Group	323,917	238,781
	GDI Property Group Partnership	5,934,561	2,526,168
	Goodman Group	13,441,779	257,327,206
	GPT Group	12,981,540	38,481,864
	Growthpoint Properties Australia Ltd.	2,084,422	3,092,152
#	HealthCo REIT	1,618,897	872,441
	HMC Capital Ltd.	810,557	2,524,712
	HomeCo Daily Needs REIT	12,868,503	10,088,693
	Ingenia Communities Group	2,928,618	10,389,738
	Mirvac Group	26,740,524	39,005,115
	National Storage REIT	9,676,452	14,228,393
	RAM Essential Services Property Fund	256,488	95,359

		Shares	Value»
AUSTRALIA — (Continued)
	Region RE Ltd.	8,759,912	$12,984,102
	Scentre Group	37,292,332	86,396,776
	Stockland	17,261,131	60,659,681
	Vicinity Ltd.	27,257,778	41,223,365
	Waypoint REIT Ltd.	5,082,484	8,323,488

TOTAL AUSTRALIA			736,165,324

BELGIUM — (4.0%)
	Aedifica SA	361,429	28,927,291
	Ascencio	37,135	1,987,624
#	Care Property Invest NV	284,809	4,331,586
#	Cofinimmo SA	290,022	23,162,886
#	Home Invest Belgium SA	47,758	1,096,212
	Montea NV	141,654	10,284,693
#	Nextensa SA	29,939	1,372,628
	Retail Estates NV	111,718	8,190,978
	Shurgard Self Storage Ltd.	66,220	2,747,539
	Vastned NV	116,327	3,823,720
	Warehouses De Pauw CVA	1,321,450	33,752,594
	Wereldhave Belgium Comm VA	41,857	2,363,752
	Xior Student Housing NV	245,595	7,965,356

TOTAL BELGIUM			130,006,859

CANADA — (4.1%)
#	Allied Properties Real Estate Investment Trust	378,787	4,214,850
#	Artis Real Estate Investment Trust	344,916	1,808,895
	Automotive Properties Real Estate Investment Trust	156,320	1,167,921
	Boardwalk Real Estate Investment Trust	161,376	7,609,933
	BSR Real Estate Investment Trust	187,682	2,344,148
	BTB Real Estate Investment Trust	333,609	815,510
#	Canadian Apartment Properties REIT	538,001	16,429,597

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Choice Properties Real Estate Investment Trust	1,129,657	$11,963,584
	Crombie Real Estate Investment Trust	399,566	4,228,687
#	CT Real Estate Investment Trust	338,976	3,651,381
#	Dream Industrial Real Estate Investment Trust	884,294	6,799,301
#	Dream Office Real Estate Investment Trust	75,114	834,182
	European Residential Real Estate Investment Trust	281,442	522,626
	Firm Capital Property Trust	50,300	221,472
#	First Capital Real Estate Investment Trust	714,488	8,852,064
#	Granite Real Estate Investment Trust	212,301	9,738,804
	H&R Real Estate Investment Trust	853,897	6,076,260
#	InterRent Real Estate Investment Trust	447,342	3,663,493
#	Killam Apartment Real Estate Investment Trust	358,853	4,534,469
#Ω	Minto Apartment Real Estate Investment Trust	117,250	1,143,923
	Morguard North American Residential Real Estate Investment Trust	152,698	1,850,851
#	Morguard Real Estate Investment Trust	337,356	1,367,924
	Nexus Industrial REIT	194,665	946,072
#	NorthWest Healthcare Properties Real Estate Investment Trust	740,767	2,643,677
	Plaza Retail REIT	467,534	1,254,806
#	Primaris Real Estate Investment Trust	321,680	3,355,398
	PRO Real Estate Investment Trust	236,482	857,689
#	RioCan Real Estate Investment Trust	1,015,131	12,679,933

		Shares	Value»
CANADA — (Continued)
#	Slate Grocery REIT, Class U	183,158	$1,846,726
#	SmartCentres Real Estate Investment Trust	476,270	8,806,124
	True North Commercial Real Estate Investment Trust	56,423	390,860

TOTAL CANADA			132,621,160

FRANCE — (6.4%)
	Altarea SCA	39,587	4,574,477
	ARGAN SA	73,764	5,096,559
	Carmila SA	442,892	9,627,402
#	Covivio Hotels SACA	6,220	165,088
	Covivio SA	382,357	21,440,624
	Gecina SA	269,711	27,688,156
	ICADE	202,975	4,821,626
	Klepierre SA	1,285,920	47,068,734
	Mercialys SA	576,320	7,715,251
	Unibail-Rodamco-Westfield (URW FP)	952,381	80,623,856
*	Vitura SA	10,341	77,874

TOTAL FRANCE			208,899,647

GERMANY — (0.2%)
*	Deutsche Konsum REIT-AG	11,682	39,621
	Hamborner REIT AG	708,978	5,038,732

TOTAL GERMANY			5,078,353

HONG KONG — (3.2%)
	Champion REIT	20,053,012	5,936,197
	China Merchants Commercial Real Estate Investment Trust	310,000	46,738
	Fortune Real Estate Investment Trust	12,097,000	6,768,906
	Link REIT	17,989,820	84,225,732
	Prosperity REIT	13,511,000	2,037,946
*	Regal Real Estate Investment Trust	9,834,000	508,499
	SF Real Estate Investment Trust	697,000	240,753
	Spring Real Estate Investment Trust	5,882,000	1,318,158
	Sunlight Real Estate Investment Trust	10,433,000	2,593,115

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	Yuexiu Real Estate Investment Trust	17,483,250	$1,642,293

TOTAL HONG KONG			105,318,337

INDIA — (0.2%)
Ω	Brookfield India Real Estate Trust	396,195	1,355,683
	Embassy Office Parks REIT	842,128	3,804,359
Ω	Mindspace Business Parks REIT	279,147	1,272,704
	Nexus Select Trust	77,442	118,528

TOTAL INDIA			6,551,274

IRELAND — (0.1%)
	Irish Residential Properties REIT PLC	4,199,159	4,857,083

ITALY — (0.0%)
*	Immobiliare Grande Distribuzione SIIQ SpA	394,272	1,403,646

JAPAN — (20.8%)
	Activia Properties, Inc.	4,391	10,528,979
	Advance Residence Investment Corp.	20,598	21,224,317
	AEON REIT Investment Corp.	11,783	10,312,247
	Comforia Residential REIT, Inc.	4,878	9,482,916
	CRE Logistics REIT, Inc.	4,009	4,023,856
	Daiwa House REIT Investment Corp.	16,899	28,305,365
	Daiwa Office Investment Corp.	3,988	8,544,268
	Daiwa Securities Living Investments Corp.	13,928	8,793,937
	ESCON Japan REIT Investment Corp.	2,180	1,717,014
	Frontier Real Estate Investment Corp.	18,437	10,235,340
	Fukuoka REIT Corp.	5,288	5,785,797
	Global One Real Estate Investment Corp.	7,117	5,942,688
	GLP J-Reit	33,872	29,216,174
#	Hankyu Hanshin REIT, Inc.	4,412	4,458,028

		Shares	Value»
JAPAN — (Continued)
#	Health Care & Medical Investment Corp.	2,714	$2,086,191
	Heiwa Real Estate REIT, Inc.	7,180	6,612,676
#	Hoshino Resorts REIT, Inc.	4,095	6,299,639
	Hulic Reit, Inc.	9,499	9,723,076
	Ichigo Hotel REIT Investment Corp.	1,455	1,231,996
#	Ichigo Office REIT Investment Corp.	7,059	4,121,654
	Industrial & Infrastructure Fund Investment Corp.	14,754	12,069,740
	Invincible Investment Corp.	53,766	22,221,909
	Japan Excellent, Inc.	8,716	7,874,997
	Japan Hotel REIT Investment Corp.	37,033	18,313,192
	Japan Logistics Fund, Inc.	19,511	12,759,589
	Japan Metropolitan Fund Invest	54,028	35,997,740
	Japan Prime Realty Investment Corp.	6,262	15,465,069
#	Japan Real Estate Investment Corp.	44,489	35,307,035
#	KDX Realty Investment Corp.	29,544	30,766,672
	LaSalle Logiport REIT	13,066	12,464,271
	Marimo Regional Revitalization REIT, Inc.	1,622	1,159,238
#	Mirai Corp.	13,106	3,811,729
#	Mitsubishi Estate Logistics REIT Investment Corp.	10,077	8,227,740
	Mitsui Fudosan Logistics Park, Inc.	21,724	15,505,305
	Mori Hills REIT Investment Corp.	10,989	10,115,135
	Mori Trust Reit, Inc.	20,382	9,046,914
	Nippon Accommodations Fund, Inc.	16,934	13,814,272
#	Nippon Building Fund, Inc.	54,938	50,993,961
	Nippon Hotel & Residential Investment Corp.	1,804	867,030
	Nippon Prologis REIT, Inc.	16,006	26,471,115

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NIPPON REIT Investment Corp.	12,540	$7,319,272
	Nomura Real Estate Master Fund, Inc.	28,844	28,715,879
#	NTT UD REIT Investment Corp.	11,169	10,491,278
	One REIT, Inc.	1,730	2,911,733
	Orix JREIT, Inc.	18,880	23,778,892
	Samty Residential Investment Corp.	2,825	1,833,741
	Sankei Real Estate, Inc.	3,233	2,000,808
#	Sekisui House Reit, Inc.	30,055	16,214,050
	SOSiLA Logistics REIT, Inc.	4,908	3,796,960
	Star Asia Investment Corp.	17,715	6,788,543
#	Starts Proceed Investment Corp.	1,709	2,027,567
#	Takara Leben Real Estate Investment Corp.	5,302	3,155,978
	Tokyu REIT, Inc.	6,343	7,937,423
#	Tosei REIT Investment Corp.	2,259	1,979,649
	United Urban Investment Corp.	21,627	22,758,234
	XYMAX REIT Investment Corp.	1,778	1,365,373

TOTAL JAPAN			674,974,191

MALAYSIA — (0.8%)
	Al-’Aqar Healthcare REIT	295,700	85,053
#	Axis Real Estate Investment Trust	9,045,720	4,004,246
	Capitaland Malaysia Trust	13,221,515	1,901,805
	IGB Real Estate Investment Trust	10,310,100	5,592,683
	KIP REIT	225,000	44,330
#	KLCCP Stapled Group	2,308,900	4,650,147
	Pavilion Real Estate Investment Trust	4,730,900	1,589,325
	Sunway Real Estate Investment Trust	12,716,200	5,578,009
#	YTL Hospitality REIT	4,793,600	1,156,155

TOTAL MALAYSIA			24,601,753

		Shares	Value»
MEXICO — (2.6%)
	Asesor de Activos Prisma SAPI de CV	8,188,318	$1,979,176
	Concentradora Fibra Danhos SA de CV	2,487,795	2,816,300
#Ω	Concentradora Fibra Hotelera Mexicana SA de CV	4,227,043	2,136,100
Ω	FIBRA Macquarie Mexico	11,357,523	17,884,313
	Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,492,850	675,990
	Fibra Uno Administracion SA de CV	20,133,083	26,056,329
#	Prologis Property Mexico SA de CV	9,069,376	32,183,672

TOTAL MEXICO			83,731,880

NETHERLANDS — (0.7%)
	Eurocommercial Properties NV	441,592	12,760,422
	NSI NV	162,254	3,973,807
	Wereldhave NV	254,678	4,810,348

TOTAL NETHERLANDS			21,544,577

NEW ZEALAND — (1.4%)
#	Argosy Property Ltd.	8,891,307	5,285,856
	Goodman Property Trust	10,768,458	11,738,328
#	Kiwi Property Group Ltd.	16,808,087	8,240,865
#	Precinct Properties Group	12,614,369	8,095,785
#	Property for Industry Ltd.	3,374,328	4,125,517
	Stride Property Group	4,401,965	2,879,891
#	Vital Healthcare Property Trust	4,619,317	4,692,378

TOTAL NEW ZEALAND			45,058,620

PHILIPPINES — (0.1%)
	AREIT, Inc.	2,191,900	1,547,947
	DDMP Reit, Inc.	7,381,000	141,373
	MREIT, Inc.	2,867,200	703,311

TOTAL PHILIPPINES			2,392,631

SAUDI ARABIA — (0.1%)
	Al Rajhi REIT	769,197	1,729,868
	Derayah REIT	124,460	186,049

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»

SAUDI ARABIA — (Continued)
	Jadwa REIT Saudi Fund	390,056	$1,067,017
	Riyad REIT Fund	489,344	779,513

TOTAL SAUDI ARABIA			3,762,447

SINGAPORE — (10.6%)
	Acrophyte Hospitality Trust	143,100	28,637
	AIMS APAC REIT	5,798,854	5,467,523
	CapitaLand Ascendas REIT	27,062,980	55,145,095
	CapitaLand Ascott Trust	19,420,221	12,706,781
#	CapitaLand China Trust	9,807,300	5,177,866
	CapitaLand Integrated Commercial Trust	42,677,691	70,234,684
#	CDL Hospitality Trusts	8,018,780	4,882,756
	Daiwa House Logistics Trust	386,500	168,720
	Digital Core REIT Management Pte. Ltd.	1,012,400	506,459
#*††	EC World Real Estate Investment Trust	2,427,600	92,933
	ESR-REIT	5,903,953	9,949,144
#	Far East Hospitality Trust	9,202,121	3,841,049
	First Real Estate Investment Trust	16,295,603	3,248,453
	Frasers Centrepoint Trust	9,723,316	16,844,683
	Frasers Hospitality Trust	282,900	142,180
#	Frasers Logistics & Commercial Trust	19,985,532	13,708,826
#	IREIT Global	2,752,634	495,527
#	Keppel DC REIT	11,968,573	19,801,340
#*	Keppel Pacific Oak U.S. REIT	6,793,000	1,353,349
#	Keppel REIT	17,933,726	11,748,533
#	Lendlease Global Commercial REIT	14,458,103	5,704,016
*	Lippo Malls Indonesia Retail Trust	55,201,179	594,741
#*	Manulife U.S. Real Estate Investment Trust	14,030,386	884,195
	Mapletree Industrial Trust	15,185,758	23,490,534
#	Mapletree Logistics Trust	25,139,447	21,633,282

		Shares	Value»

SINGAPORE — (Continued)
	Mapletree Pan Asia Commercial Trust	17,325,906	$16,226,034
	OUE Real Estate Investment Trust	14,560,954	3,123,420
	Paragon REIT	439,900	330,092
#	Parkway Life Real Estate Investment Trust	3,264,300	10,574,533
#	Prime U.S. REIT	4,794,400	686,040
	Sabana Industrial Real Estate Investment Trust	7,626,097	2,132,148
#	Sasseur Real Estate Investment Trust	4,330,900	2,109,912
	Starhill Global REIT	21,081,626	7,997,008
#	Suntec Real Estate Investment Trust	15,845,800	13,970,704
	United Hampshire U.S. REIT	218,477	97,337

TOTAL SINGAPORE			345,098,534

SOUTH AFRICA — (2.2%)
#	Attacq Ltd.	4,523,246	3,466,292
	Burstone Group Ltd.	5,192,902	2,448,753
	Emira Property Fund Ltd.	372,693	204,529
	Equites Property Fund Ltd.	6,540,047	5,337,770
	Fairvest Ltd., Class B	7,724,056	2,014,742
	Growthpoint Properties Ltd.	25,988,067	18,320,429
#	Hyprop Investments Ltd.	2,663,720	6,104,431
#	Octodec Investments Ltd.	555,360	298,096
	Redefine Properties Ltd.	49,570,278	12,332,398
#	Resilient REIT Ltd.	2,394,679	7,812,511
#	SA Corporate Real Estate Ltd.	22,572,267	3,587,473
	Stor-Age Property REIT Ltd.	777,996	630,190
	Vukile Property Fund Ltd.	9,037,374	9,204,953

TOTAL SOUTH AFRICA			71,762,567

SOUTH KOREA — (0.5%)
	D&D Platform REIT Co. Ltd.	92,798	209,599
	E KOCREF CR-REIT Co. Ltd.	289,110	947,085
	ESR Kendall Square REIT Co. Ltd.	377,628	1,294,779

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»

SOUTH KOREA — (Continued)
IGIS Residence REIT Co. Ltd.	183,391	$544,841
IGIS Value Plus REIT Co. Ltd.	301,347	996,238
JR Global Reit	1,302,749	2,510,188
KB Star Real Estate Investment Trust, Inc.	166,349	461,353
Koramco Life Infra Reit Co. Ltd.	592,299	1,881,349
LOTTE REIT Co. Ltd.	653,588	1,648,871
Mirae Asset Global REIT Co. Ltd.	173,438	335,350
Miraeasset Maps Reit1 Co. Ltd.	69,520	133,517
NH All-One REIT Co. Ltd.	161,365	408,162
Shinhan Alpha REIT Co. Ltd.	754,228	3,085,072
Shinhan Seobu T&D REIT Co. Ltd.	117,027	287,971
SK REITs Co. Ltd.	737,701	2,574,284

TOTAL SOUTH KOREA		17,318,659

SPAIN — (1.3%)
Inmobiliaria Colonial Socimi SA	2,244,105	14,544,264
Merlin Properties Socimi SA	2,490,984	28,248,436

TOTAL SPAIN		42,792,700

TAIWAN — (0.3%)
Cathay No. 1 REIT	10,846,000	5,103,666
Cathay No. 2 REIT	4,142,000	1,966,331
Fubon No. 1 REIT	1,308,000	536,933
Fubon No. 2 REIT	4,032,000	1,467,228

TOTAL TAIWAN		9,074,158

THAILAND — (0.1%)
Frasers Property Thailand Industrial Freehold & Leasehold REIT	3,607,700	961,189
IMPACT Growth Real Estate Investment Trust	1,847,600	522,671

		Shares	Value»

THAILAND — (Continued)
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust, Class F	3,653,300	$978,807

TOTAL THAILAND			2,462,667

TURKEY — (0.6%)
*	Akfen Gayrimenkul Yatirim Ortakligi AS	8,307,857	415,687
	AKIS Gayrimenkul Yatirimi AS	8,696,537	1,376,038
	Akmerkez Gayrimenkul Yatirim Ortakligi AS	54,504	273,051
#	Alarko Gayrimenkul Yatirim Ortakligi AS	811,226	365,559
#*	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	15,414,348	4,642,348
	Halk Gayrimenkul Yatirim Ortakligi AS	5,084,964	329,124
*	Is Gayrimenkul Yatirim Ortakligi AS	2,838,436	1,061,398
*	Kiler Gayrimenkul Yatirim Ortakligi AS	4,020,831	441,703
*	Kuyumcukent Gayrimenkul Yatirimlari AS	2,428,286	2,489,277
*	Ozak Gayrimenkul Yatirim Ortakligi	2,242,908	595,018
	Panora Gayrimenkul Yatirim Ortakligi	439,810	698,621
*	Pera Yatirim Holding AS	4,903,458	2,093,563
*	Reysas Gayrimenkul Yatirim Ortakligi AS	3,703,643	1,347,190
*	Servet Gayrimenkul Yatirim Ortakligi AS	7,700,000	606,774
	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,254,756	2,003,509
#*	Vakif Gayrimenkul Yatirim Ortakligi AS	7,468,923	367,980
	Yeni Gimat Gayrimenkul Ortakligi AS	1,007,774	1,955,390
*	Yesil Gayrimenkul Yatirim Ortakligi AS	241,979	35,531

TOTAL TURKEY			21,097,761

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (13.6%)
	abrdn Property Income Trust Ltd.	3,627,036	$290,079
	AEW U.K. REIT PLC	192,870	261,530
	Assura PLC	23,278,456	15,053,550
	Big Yellow Group PLC	1,458,936	19,641,475
	British Land Co. PLC	7,746,315	40,752,270
	Care Reit PLC	2,112,565	3,037,556
	CLS Holdings PLC	1,066,338	899,714
#	Custodian Property Income REIT PLC	3,282,369	3,466,068
	Derwent London PLC	759,340	19,696,375
	Empiric Student Property PLC	5,128,231	6,235,417
	Great Portland Estates PLC	2,586,294	10,692,531
	Hammerson PLC	3,141,427	10,598,911
	Helical PLC	137,787	396,925
	Land Securities Group PLC	4,523,756	35,847,557
	LondonMetric Property PLC	14,596,469	37,450,309
	NewRiver REIT PLC	3,626,643	3,674,883
	Palace Capital PLC	29,488	86,881
	Picton Property Income Ltd.	1,604,357	1,629,681
	Primary Health Properties PLC	10,245,215	14,020,506
	PRS REIT PLC	2,215,507	3,427,869
#Ω	Regional REIT Ltd.	1,292,370	2,056,331
Ω	Residential Secure Income PLC	234,096	182,334
	Safestore Holdings PLC	1,692,867	14,248,141
	Schroder European Real Estate Investment Trust PLC	105,100	92,658
	Schroder Real Estate Investment Trust Ltd.	4,766,766	3,365,741

		Shares	Value»
UNITED KINGDOM — (Continued)
	Segro PLC	9,157,879	$83,306,070
	Shaftesbury Capital PLC	10,535,306	19,137,206
	Sirius Real Estate Ltd.	3,727,271	4,589,705
Ω	Social Housing Reit PLC	970,906	926,743
	Supermarket Income REIT PLC	2,251,551	2,336,148
	Target Healthcare REIT PLC	4,882,282	6,415,938
	Town Centre Securities PLC	222	406
	Tritax Big Box REIT PLC	17,304,726	33,101,980
	UNITE Group PLC	2,706,710	31,097,460
	Urban Logistics REIT PLC	2,264,178	4,407,829
	Warehouse REIT PLC	1,161,572	1,672,943
	Workspace Group PLC	1,258,363	7,456,503

TOTAL UNITED KINGDOM			441,554,223

TOTAL COMMON STOCKS Cost ($ 3,067,222,567)			3,138,129,051

			Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§ The DFA Short Term Investment Fund		9,793,739	113,264,586

TOTAL INVESTMENTS — (100.0%) (Cost $ 3,180,492,197)			$3,251,393,637

As of April 30, 2025, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	69	06/20/25	$19,543,707	$19,275,150	$(268,557)

Total Futures Contracts			$19,543,707	$19,275,150	$(268,557)

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

As of April 30, 2025, the value of Rule 144A securities amounted to $26,958,131 or 0.8% of net assets.

Summary of the Portfolio’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$736,138,416	$26,908	$736,165,324
Belgium	—	130,006,859	—	130,006,859
Canada	$132,621,160	—	—	132,621,160
France	—	208,899,647	—	208,899,647
Germany	—	5,078,353	—	5,078,353
Hong Kong	—	105,318,337	—	105,318,337
India	—	6,551,274	—	6,551,274
Ireland	—	4,857,083	—	4,857,083
Italy	—	1,403,646	—	1,403,646
Japan	—	674,974,191	—	674,974,191
Malaysia	—	24,601,753	—	24,601,753
Mexico	83,731,880	—	—	83,731,880
Netherlands	—	21,544,577	—	21,544,577
New Zealand	—	45,058,620	—	45,058,620
Philippines	—	2,392,631	—	2,392,631
Saudi Arabia	—	3,762,447	—	3,762,447
Singapore	—	345,005,601	92,933	345,098,534
South Africa	—	71,762,567	—	71,762,567
South Korea	—	17,318,659	—	17,318,659
Spain	—	42,792,700	—	42,792,700
Taiwan	—	9,074,158	—	9,074,158
Thailand	—	2,462,667	—	2,462,667
Turkey	—	21,097,761	—	21,097,761
United Kingdom	—	441,554,223	—	441,554,223
Securities Lending Collateral	—	113,264,586	—	113,264,586

Total Investments in Securities	$216,353,040	$3,034,920,756	$119,841<>	$3,251,393,637

Financial Instruments
Liabilities
Futures Contracts**	(268,557)	—	—	(268,557)

Total Financial Instruments	$(268,557)	—	—	$(268,557)

 ** Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Shares	Value†
COMMON STOCKS — (71.2%)
UNITED STATES — (71.2%)
#	Acadia Realty Trust	464,704	$8,875,846
#	Agree Realty Corp.	413,913	32,123,788
	Alexander & Baldwin, Inc.	6,590	113,216
	Alexander’s, Inc.	8,949	1,847,074
	Alexandria Real Estate Equities, Inc.	620,080	45,055,013
	Alpine Income Property Trust, Inc.	51,332	793,079
	American Assets Trust, Inc.	195,290	3,657,782
	American Homes 4 Rent, Class A	1,296,549	48,477,967
	American Tower Corp.	1,825,796	411,552,676
	Americold Realty Trust, Inc.	1,063,083	20,560,025
	Apartment Investment & Management Co., Class A	514,748	4,071,657
	Apple Hospitality REIT, Inc.	858,361	10,102,909
	AvalonBay Communities, Inc.	545,603	114,565,718
#	Bluerock Homes Trust, Inc.	14,660	149,243
	Braemar Hotels & Resorts, Inc.	258,414	483,234
#	Brandywine Realty Trust	698,094	2,764,452
	Brixmor Property Group, Inc.	1,201,694	29,934,198
	Broadstone Net Lease, Inc.	729,627	11,805,365
	BRT Apartments Corp.	46,308	716,385
	BXP, Inc.	576,022	36,709,882
	Camden Property Trust	410,350	46,697,830
	CareTrust REIT, Inc.	674,197	19,733,746
	CBL & Associates Properties, Inc.	15,536	364,630
	Centerspace	64,107	3,869,499
	Chatham Lodging Trust	184,657	1,268,594
	City Office REIT, Inc.	199,503	1,013,475
	Clipper Realty, Inc.	24,998	89,993
	Community Healthcare Trust, Inc.	111,113	1,897,810

		Shares	Value†
UNITED STATES — (Continued)
	COPT Defense Properties	440,030	$11,489,183
	Cousins Properties, Inc.	657,966	18,120,384
	Crown Castle, Inc.	1,650,382	174,544,400
#	CTO Realty Growth, Inc.	106,315	1,942,375
	CubeSmart	896,519	36,461,428
	Curbline Properties Corp.	370,715	8,485,666
	DiamondRock Hospitality Co.	793,999	5,827,953
	Digital Realty Trust, Inc.	1,322,130	212,254,750
	Diversified Healthcare Trust	706,766	1,597,291
#	Douglas Emmett, Inc.	662,570	9,163,343
#	Easterly Government Properties, Inc.	160,847	3,244,280
	EastGroup Properties, Inc.	199,444	32,593,139
	Elme Communities	347,903	5,416,850
	Empire State Realty Trust, Inc., Class A	546,941	3,894,220
#	EPR Properties	298,989	14,796,966
	Equinix, Inc.	378,196	325,532,207
	Equity LifeStyle Properties, Inc.	690,059	44,702,022
	Equity Residential	1,337,975	94,006,124
#	Essential Properties Realty Trust, Inc.	743,446	23,916,658
	Essex Property Trust, Inc.	250,188	69,839,980
	Extra Space Storage, Inc.	799,999	117,215,884
	Federal Realty Investment Trust	301,079	28,307,448
	First Industrial Realty Trust, Inc.	515,502	24,527,585
#	Four Corners Property Trust, Inc.	385,710	10,780,595
	Franklin Street Properties Corp.	380,388	601,013
	Gaming & Leisure Properties, Inc.	1,049,904	50,248,405
#	Getty Realty Corp.	205,098	5,740,693
	Gladstone Commercial Corp.	172,580	2,438,555

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†

UNITED STATES — (Continued)
	Global Medical REIT, Inc.	248,393	$1,922,562
#	Global Net Lease, Inc.	768,316	5,800,782
	Healthcare Realty Trust, Inc.	1,301,912	20,218,693
	Healthpeak Properties, Inc.	2,739,565	48,873,843
#	Highwoods Properties, Inc.	406,690	11,566,264
	Host Hotels & Resorts, Inc.	2,702,131	38,154,090
	Hudson Pacific Properties, Inc.	497,143	1,019,143
#	Independence Realty Trust, Inc.	879,137	17,081,632
	Industrial Logistics Properties Trust	263,014	689,097
	Innovative Industrial Properties, Inc.	93,503	5,078,148
#	InvenTrust Properties Corp.	214,616	5,979,202
#	Invitation Homes, Inc.	2,277,934	77,882,563
	Iron Mountain, Inc.	1,096,289	98,304,235
#	JBG SMITH Properties	312,901	4,374,356
#	Kilroy Realty Corp.	434,522	13,691,788
	Kimco Realty Corp.	2,648,395	52,914,935
	Kite Realty Group Trust	861,046	18,641,646
#	Lamar Advertising Co., Class A	337,417	38,401,429
	LTC Properties, Inc.	178,987	6,420,264
	LXP Industrial Trust	1,140,734	9,000,391
	Macerich Co.	902,621	13,232,424
#	Medical Properties Trust, Inc.	2,103,233	11,609,846
#	Mid-America Apartment Communities, Inc.	448,305	71,571,893
	Modiv Industrial, Inc.	4,584	75,086
#	National Health Investors, Inc.	180,392	13,650,263
	National Storage Affiliates Trust	274,807	10,222,820
*	NET Lease Office Properties	58,041	1,754,579
#	NETSTREIT Corp.	316,034	5,141,873
	NexPoint Residential Trust, Inc.	88,222	3,288,916
#	NNN REIT, Inc.	732,027	30,093,630
#	Office Properties Income Trust	118,660	48,651
	Omega Healthcare Investors, Inc.	1,118,909	43,693,396

		Shares	Value†

UNITED STATES — (Continued)
	One Liberty Properties, Inc.	72,451	$1,767,804
#	Orion Properties, Inc.	243,170	445,001
#	Outfront Media, Inc.	554,062	8,382,956
	Paramount Group, Inc.	692,525	2,970,932
	Park Hotels & Resorts, Inc.	799,040	7,942,458
#	Peakstone Realty Trust	4,732	54,465
#	Pebblebrook Hotel Trust	453,684	4,105,840
#	Phillips Edison & Co., Inc.	333,269	11,564,434
	Piedmont Office Realty Trust, Inc., Class A	484,189	2,861,557
	Plymouth Industrial REIT, Inc.	164,074	2,439,780
	Postal Realty Trust, Inc., Class A	89,485	1,184,781
	Prologis, Inc.	3,569,808	364,834,378
	Public Storage	592,450	177,989,754
	Realty Income Corp.	3,402,840	196,888,313
#	Regency Centers Corp.	659,355	47,592,244
	Rexford Industrial Realty, Inc.	897,928	29,721,417
#	RLJ Lodging Trust	608,809	4,267,751
	Ryman Hospitality Properties, Inc.	223,833	19,686,112
	Sabra Health Care REIT, Inc.	936,590	16,718,132
	Saul Centers, Inc.	52,799	1,726,527
	SBA Communications Corp.	393,718	95,830,961
	Service Properties Trust	649,760	1,169,568
	Sila Realty Trust, Inc.	12,211	314,555
	Simon Property Group, Inc.	1,243,770	195,744,523
	SITE Centers Corp.	187,357	2,218,307
#	SL Green Realty Corp.	271,052	14,260,046
	STAG Industrial, Inc.	697,967	23,053,850
	Summit Hotel Properties, Inc.	441,389	1,796,453
	Sun Communities, Inc.	498,454	62,022,631
	Sunstone Hotel Investors, Inc.	817,791	6,820,377
#	Tanger, Inc.	417,005	13,139,828
#	Terreno Realty Corp.	395,343	22,269,671
	UDR, Inc.	1,223,626	51,245,457
	UMH Properties, Inc.	300,261	5,305,612
	Uniti Group, Inc.	972,700	4,785,684
	Universal Health Realty Income Trust	52,018	1,987,608

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†
UNITED STATES — (Continued)
Urban Edge Properties	496,214	$8,966,587
Ventas, Inc.	1,679,912	117,728,233
Veris Residential, Inc.	330,414	5,128,025
VICI Properties, Inc.	4,137,595	132,485,792
# Vornado Realty Trust	633,735	22,358,171
Welltower, Inc.	2,387,633	364,328,919
Whitestone REIT	177,380	2,313,035
WP Carey, Inc.	849,349	53,033,352
Xenia Hotels & Resorts, Inc.	396,811	4,237,941

TOTAL UNITED STATES		4,993,072,745

AFFILIATED INVESTMENT COMPANIES — (26.1%)

UNITED STATES — (26.1%)
Investment in DFA International Real Estate Securities Portfolio	509,823,919	1,835,366,110

TOTAL INVESTMENT SECURITIES (Cost $6,238,731,989)		6,828,438,855

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	16,184,909	$187,178,475

TOTAL INVESTMENTS — (100.0%) (Cost $6,425,932,369)			$7,015,617,330

As of April 30, 2025, DFA Global Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	135	06/20/25	$37,642,501	$37,712,250	$69,749

Total Futures Contracts			$37,642,501	$37,712,250	$69,749

Summary of the Portfolio’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
United States	$4,993,072,745	—	—	$4,993,072,745
Affiliated Investment Company	1,835,366,110	—	—	1,835,366,110
Securities Lending Collateral	—	$187,178,475	—	187,178,475

Total Investments in Securities	$6,828,438,855	$187,178,475	—	$7,015,617,330

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Futures Contracts**	$69,749	—	—	$69,749

Total Financial Instruments	$69,749	—	—	$69,749

 ** Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.3%)
AUSTRALIA — (6.4%)
	Acrow Ltd.	119	$79
#	Adairs Ltd.	1,201,824	1,817,536
*	Ainsworth Game Technology Ltd.	814,002	499,306
#*	Alkane Resources Ltd.	4,824,532	2,482,556
*	Alliance Aviation Services Ltd.	74,296	130,479
#	Amotiv Ltd.	1,119,991	5,553,627
	AMP Ltd.	11,363,700	9,385,917
*	Amplitude Energy Ltd.	27,055,284	3,200,883
	Ansell Ltd.	1,390,338	26,971,928
*	Appen Ltd.	850,929	436,744
#	ARN Media Ltd.	1,105,243	395,926
*	Aurelia Metals Ltd.	4,002,794	753,470
*	Austal Ltd.	5,842,051	19,793,055
#*	Australian Agricultural Co. Ltd.	1,881,785	1,725,363
#*	AVJennings Ltd.	1,640,643	677,515
#	Bank of Queensland Ltd.	8,158,009	38,969,708
	Bapcor Ltd.	1,132,305	3,679,004
*	BCI Minerals Ltd.	1,592,254	280,715
	Beach Energy Ltd.	23,090,859	17,381,146
	Bega Cheese Ltd.	414,162	1,498,182
	Bell Financial Group Ltd.	49,868	40,899
#	Brickworks Ltd.	1,099,562	17,712,140
	Capral Ltd.	28,874	187,576
#	Cedar Woods Properties Ltd.	895,353	3,210,634
	Challenger Ltd.	3,667,708	16,618,987
#	Champion Iron Ltd.	969,283	2,833,474
#	Corporate Travel Management Ltd.	624,794	5,102,135
	Credit Corp. Group Ltd.	579,936	5,018,164
#*	Develop Global Ltd.	152,290	315,951
	Domain Holdings Australia Ltd.	541,253	1,488,212
	Downer EDI Ltd.	10,673,231	38,975,125
	Dyno Nobel Ltd.	4,962,026	7,202,883
*††	Elanor Investor Group	68,066	27,032
	Elders Ltd.	1,723,711	6,981,978
#*	Emeco Holdings Ltd.	4,060,392	1,980,475
	EQT Holdings Ltd.	26,105	542,508
	EVT Ltd.	551,193	4,962,028
#*	Fenix Resources Ltd.	543,160	98,801

		Shares	Value»
AUSTRALIA — (Continued)
	Finbar Group Ltd.	11,796	$5,792
#*	FleetPartners Group Ltd.	3,738,029	6,669,959
	Fleetwood Ltd.	1,025,477	1,909,219
	G8 Education Ltd.	10,993,279	8,838,871
	Gold Road Resources Ltd.	325,295	631,118
	GrainCorp Ltd., Class A	4,664,869	19,860,891
	Grange Resources Ltd.	3,512,315	450,158
	GWA Group Ltd.	1,416,244	2,152,816
	Harvey Norman Holdings Ltd.	3,959,547	13,238,152
*	Healius Ltd.	11,314,570	10,534,183
	Helia Group Ltd.	6,335,205	19,635,379
#	Humm Group Ltd.	5,684,219	1,858,362
#	IGO Ltd.	1,810,277	4,535,821
	Iluka Resources Ltd.	3,368,862	8,925,459
	Imdex Ltd.	659,125	1,246,929
*	Insignia Financial Ltd.	7,324,101	17,648,499
	Integral Diagnostics Ltd.	188,079	290,855
#*	ioneer Ltd.	673,185	62,360
	IVE Group Ltd.	1,517,990	2,560,493
*	Judo Capital Holdings Ltd.	2,429,863	2,770,324
#	Jupiter Mines Ltd.	6,770,811	649,160
#	Karoon Energy Ltd.	6,379,230	5,872,388
#	Kelsian Group Ltd.	1,039,515	1,805,977
	Lendlease Corp. Ltd.	1,629,099	5,489,275
	Lifestyle Communities Ltd.	81,165	370,749
	Maas Group Holdings Ltd.	6,892	17,452
#	Macmahon Holdings Ltd.	9,705,543	1,682,476
#	Magellan Financial Group Ltd.	2,233,677	10,950,713
*	McPherson’s Ltd.	447,376	75,730
#*	Metals X Ltd.	2,004,935	724,954
#*	Michael Hill International Ltd. (MHJ AU)	340,566	87,172
#	Monash IVF Group Ltd.	4,930,606	2,654,611
#*	Mount Gibson Iron Ltd.	7,614,109	1,512,923
	Myer Holdings Ltd.	9,269,185	4,276,153
#	MyState Ltd.	1,067,051	2,665,374

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Navigator Global Investments Ltd.	2,024,916	$2,269,714
#	New Hope Corp. Ltd.	6,119,187	14,354,705
	Nickel Industries Ltd.	23,350,581	8,432,386
	Nine Entertainment Co. Holdings Ltd.	10,485,277	9,609,338
	NRW Holdings Ltd.	6,437,012	11,157,144
	Nufarm Ltd.	4,544,732	11,220,352
#*	OFX Group Ltd.	42,259	30,639
*	OM Holdings Ltd.	97,211	20,160
	oOh!media Ltd.	4,147,180	4,063,097
	Orora Ltd.	3,175,430	3,679,123
#	Pacific Current Group Ltd.	70,198	498,933
*	Pantoro Gold Ltd.	40,161	74,860
#	Peet Ltd.	2,992,766	2,724,890
	Perenti Ltd.	6,475,582	5,663,305
#	Perpetual Ltd.	408,174	4,336,154
	Perseus Mining Ltd.	20,936,943	44,872,260
#	Peter Warren Automotive Holdings Ltd.	196,341	180,126
#*	PEXA Group Ltd.	587,906	4,529,810
#	Platinum Asset Management Ltd.	363,165	132,264
#	Ramelius Resources Ltd.	10,472,649	17,623,429
*	Regis Resources Ltd.	11,870,980	34,320,047
#	Reject Shop Ltd.	363,366	1,516,809
	Reliance Worldwide Corp. Ltd.	5,734,006	15,414,592
*	Resolute Mining Ltd.	38,389,103	12,531,655
#*	Retail Food Group Ltd.	11,013	12,342
#	Ridley Corp. Ltd.	3,728,767	5,636,477
*	Sandfire Resources Ltd.	7,717,862	49,154,201
*	Select Harvests Ltd.	516,311	1,692,530
#	Servcorp Ltd.	246,475	796,842
	Service Stream Ltd.	6,502,857	7,788,347
#*	Seven West Media Ltd.	166,755	14,924
	Shaver Shop Group Ltd.	1,334,931	1,088,023
	Sims Ltd. (SGM AU)	2,897,689	27,047,015
#	Solvar Ltd.	2,673,299	2,773,449
	Southern Cross Electrical Engineering Ltd.	111,445	133,654
#*	Southern Cross Media Group Ltd.	1,793,335	765,865
*††	SpeedCast International Ltd.	59,723	0
	SRG Global Ltd.	985,005	815,264

		Shares	Value»
AUSTRALIA — (Continued)
*	St Barbara Ltd.	1,134,880	$210,618
	Stanmore Resources Ltd.	1,312,156	1,629,839
#*	Star Entertainment Group Ltd.	3,880,902	257,908
*	Strike Energy Ltd.	248,464	27,087
	Super Retail Group Ltd.	1,098,423	9,420,433
*	Superloop Ltd.	2,521,151	4,031,972
	Tabcorp Holdings Ltd.	19,036,474	6,784,993
	Ten Sixty Four Ltd.	500,279	35,250
*	Vault Minerals Ltd.	41,473,465	11,412,231
Ω	Viva Energy Group Ltd.	2,344,727	2,578,086
*	Webjet Group Ltd.	276,639	113,317
*	West African Resources Ltd.	6,881,484	10,531,497
	Westgold Resources Ltd.	5,901,076	11,210,430
#	Whitehaven Coal Ltd.	5,383,507	17,220,417

TOTAL AUSTRALIA			794,031,691

AUSTRIA — (0.9%)
	Agrana Beteiligungs AG	281,241	3,788,807
*	ams-OSRAM AG	455,686	4,045,353
Ω	BAWAG Group AG	223,517	24,499,251
	EVN AG	39,625	1,036,955
	Kontron AG	10,262	249,367
	Mayr Melnhof Karton AG	1,221	113,129
	Oberbank AG	17,472	1,389,347
	Palfinger AG	1,225	39,927
	Porr AG	79,232	2,774,361
	Schoeller-Bleckmann Oilfield Equipment AG	22,895	813,500
	Semperit AG Holding	37,270	551,942
	Telekom Austria AG	28,485	300,911
	UNIQA Insurance Group AG	292,676	3,391,433
	Vienna Insurance Group AG Wiener Versicherung Gruppe	464,379	22,086,986
	voestalpine AG	1,352,327	35,636,588
	Wienerberger AG	198,066	6,954,472
	Zumtobel Group AG	228,460	1,198,143

TOTAL AUSTRIA			108,870,472

BELGIUM — (1.4%)
	Ackermans & van Haaren NV	307,188	75,134,300

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
#*	AGFA-Gevaert NV	598,041	$621,162
	Bekaert SA	882,197	34,040,836
#	bpost SA	673,769	1,080,525
	Cie d’Entreprises CFE	51,813	451,875
#	Deceuninck NV	1,520,442	3,690,331
	Deme Group NV	2,874	430,802
	Econocom Group SA NV	23,550	48,838
*	Galapagos NV (GLPG BB)	129,461	3,525,256
*	Galapagos NV (GLPG NA)	15,694	427,352
	Gimv NV	267,575	12,048,829
	Greenyard NV	71,122	575,094
*	Ontex Group NV	308,717	2,534,329
	Proximus SADP	1,748,257	13,427,707
#	Recticel SA	303,819	3,678,992
	Roularta Media Group NV	392	6,820
	Sipef NV	89,430	6,503,189
	Syensqo SA	7,978	570,689
#	Tessenderlo Group SA	187,068	5,536,871
	Umicore SA	20,284	184,382
#	VGP NV	29,720	2,749,881
	Viohalco SA	35,319	219,778
#*Ω	X-Fab Silicon Foundries SE	107,742	600,763

TOTAL BELGIUM			168,088,601

CANADA — (10.2%)
	Acadian Timber Corp.	113,277	1,419,044
*	ACT Energy Technologies Ltd.	4,600	16,183
	ADENTRA, Inc.	128,636	2,520,280
*	Advantage Energy Ltd.	3,113,898	22,113,058
	Aecon Group, Inc.	1,093,289	12,799,713
#	AGF Management Ltd., Class B	1,244,132	9,259,244
#*	Aimia, Inc.	25,469	48,034
	Alamos Gold, Inc. (AGI US), Class A	3,733,195	106,470,722
	Alaris Equity Partners Income	253,919	3,569,527
	Algoma Central Corp.	307,731	3,437,587
	Algoma Steel Group, Inc. (ASTL CN)	3,600	18,436
	Algoma Steel Group, Inc. (ASTL US)	12,299	62,909
	Andrew Peller Ltd., Class A	24,665	79,974
#*	AutoCanada, Inc.	4,900	55,412

		Shares	Value»
CANADA — (Continued)
	B2Gold Corp. (BTG US)	9,175,862	$28,536,931
	B2Gold Corp. (BTO CN)	2,133,941	6,671,468
#	Baytex Energy Corp.	4,534,540	7,006,072
#	Birchcliff Energy Ltd.	6,319,209	25,806,722
	Black Diamond Group Ltd.	844,546	4,986,656
*	Bonterra Energy Corp.	226,998	521,967
*	Calfrac Well Services Ltd.	8,902	21,374
	Canaccord Genuity Group, Inc.	1,167,257	7,154,593
#	Canadian Tire Corp. Ltd., Class A	28,157	3,081,625
#*	Canfor Corp.	58,720	560,962
#*	Capstone Copper Corp.	1,457,466	7,019,857
#	Cardinal Energy Ltd.	1,517,294	6,317,472
	Cascades, Inc.	1,448,460	9,277,457
	Centerra Gold, Inc.	4,732,946	31,688,011
	CES Energy Solutions Corp.	1,133,633	4,999,629
*††	Chesswood Group Ltd.	30,800	7,596
	China Gold International Resources Corp. Ltd. (CGG CN)	2,929,933	18,298,798
#	Cogeco Communications, Inc.	163,456	8,038,820
	Cogeco, Inc.	63,118	2,935,678
*	Conifex Timber, Inc.	21,950	5,334
*	Corus Entertainment, Inc., Class B	30,781	2,121
#	dentalcorp Holdings Ltd.	185,971	1,134,496
	Dexterra Group, Inc.	191,788	1,193,633
#	Doman Building Materials Group Ltd.	769,548	3,840,483
*	Dorel Industries, Inc., Class B	32,301	38,894
	DREAM Unlimited Corp., Class A	232,704	3,208,830
	Dundee Precious Metals, Inc.	3,010,198	39,456,171
	E-L Financial Corp. Ltd.	6,259	6,139,141
#*	Eldorado Gold Corp. (EGO US)	2,440,920	45,986,933

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Eldorado Gold Corp. (ELD CN)	878,170	$16,523,814
	Enerflex Ltd. (EFX CN)	212,839	1,392,578
	Enerflex Ltd. (EFXT US)	123,948	811,859
*	Ensign Energy Services, Inc.	993,880	1,297,682
*	Enterprise Group, Inc.	32,142	29,144
#	EQB, Inc.	470,482	32,526,940
#*	Equinox Gold Corp. (EQX CN)	1,104,359	7,425,945
*	Equinox Gold Corp. (EQX US)	4,717,450	31,606,915
	Exco Technologies Ltd.	366,066	1,513,547
	Firm Capital Mortgage Investment Corp.	184,532	1,584,839
	First Majestic Silver Corp. (AG US)	169,701	1,062,328
	First Majestic Silver Corp. (FR CN)	1,837	11,473
#*	Fortuna Mining Corp. (FSM US)	3,353,077	20,956,731
*	Fortuna Mining Corp. (FVI CN)	1,767,913	11,028,617
	Frontera Energy Corp.	316,478	1,143,233
*	GoGold Resources, Inc.	20,200	25,935
*	GoldMoney, Inc.	1,640	9,493
*	Gran Tierra Energy, Inc. (GTE CN)	165,403	734,270
	Guardian Capital Group Ltd., Class A	94,821	2,768,421
*††	Hanfeng Evergreen, Inc.	707,267	0
	High Liner Foods, Inc.	264,996	3,256,225
	Hudbay Minerals, Inc. (HBM US)	5,372,917	39,061,107
#*	IAMGOLD Corp. (IAG US)	2,976,603	21,074,349
*	IAMGOLD Corp. (IMG CN)	5,831,573	41,327,773
	InPlay Oil Corp.	2,900	14,641
*	Interfor Corp.	684,427	6,593,059
*	International Petroleum Corp. (IPCO CN)	52,912	704,294
#*	International Petroleum Corp. (IPCO SS)	1,498,526	20,476,815

		Shares	Value»
CANADA — (Continued)
*	Kelt Exploration Ltd.	1,604,413	$6,505,633
*	Knight Therapeutics, Inc.	895,363	3,948,794
	KP Tissue, Inc.	7,820	45,323
	Lassonde Industries, Inc., Class A	14,770	2,220,535
	Laurentian Bank of Canada	553,052	10,975,992
	Leon’s Furniture Ltd.	3,558	59,360
#*††	Lightstream Resources Ltd.	2,048,004	0
	Linamar Corp.	927,904	34,050,967
*	Lucara Diamond Corp.	42,000	10,663
	Magellan Aerospace Corp.	115,651	1,140,906
#*	Major Drilling Group International, Inc.	242,859	1,536,146
*	Mandalay Resources Corp.	8,398	32,773
	Martinrea International, Inc.	1,855,562	9,879,461
#*	Mattr Corp.	386,470	2,668,790
*	MDA Space Ltd.	13	254
#	MEG Energy Corp.	2,510,750	35,222,621
	Melcor Developments Ltd.	143,909	1,262,048
	Methanex Corp. (MEOH US)	316,854	9,914,362
	Methanex Corp. (MX CN)	71,170	2,230,193
#	MTY Food Group, Inc.	100,369	3,157,554
#	Mullen Group Ltd.	1,291,316	12,279,960
	National Bank of Canada	154,683	13,585,552
	Neo Performance Materials, Inc.	37,026	301,075
#	Northland Power, Inc.	1,754,760	23,840,603
*	NuVista Energy Ltd.	2,675,239	22,801,435
#*	Obsidian Energy Ltd. (OBE CN)	94,713	399,160
*	Obsidian Energy Ltd. (OBE US)	395,755	1,666,129
	OceanaGold Corp.	11,969,224	42,368,934
	Onex Corp.	270,310	19,138,952
#	Paramount Resources Ltd., Class A	793,651	9,009,600
	Parex Resources, Inc.	789,257	6,354,818
#	Peyto Exploration & Development Corp.	2,874,659	35,990,581
	Pizza Pizza Royalty Corp.	525,174	5,447,547

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Polaris Renewable Energy, Inc.	316,135	$2,744,912
#*	Precision Drilling Corp. (PD CN)	141,003	5,899,521
#*	Precision Drilling Corp. (PDS US)	98,094	4,092,482
#*	Quarterhill, Inc.	300,559	307,405
	Russel Metals, Inc.	702,481	20,382,446
	Sandstorm Gold Ltd. (SAND US)	403,816	3,513,199
	Sandstorm Gold Ltd. (SSL CN)	141,640	1,231,876
*	Saturn Oil & Gas, Inc.	54,000	60,322
*	SNDL, Inc.	172,438	256,932
*	Source Energy Services Ltd.	7,200	47,422
*	Spartan Delta Corp.	62,731	122,859
Ω	Spin Master Corp.	31,452	556,216
*	SSR Mining, Inc. (SSRM CN)	680,335	7,244,541
#*Ω	STEP Energy Services Ltd.	81,021	229,205
	Superior Plus Corp.	200,351	1,005,679
	Supremex, Inc.	16,500	46,079
#	Surge Energy, Inc.	156,390	529,770
#	Tamarack Valley Energy Ltd.	5,164,425	13,373,710
#*	Tidewater Midstream & Infrastructure Ltd.	728,951	148,053
#	Timbercreek Financial Corp.	802,554	4,028,488
*	Torex Gold Resources, Inc.	1,145,827	37,110,964
	Total Energy Services, Inc.	546,263	3,510,729
	Transcontinental, Inc., Class A	1,138,170	15,521,251
*	Valeura Energy, Inc.	70,505	384,591
	Veren, Inc. (VRN CN)	5,878,204	34,793,373
#	Veren, Inc. (VRN US)	3,538,841	20,914,550
#	Vermilion Energy, Inc. (VET CN)	151,598	914,910
	Vermilion Energy, Inc. (VET US)	1,028,430	6,201,433
	VersaBank (VBNK CN)	30,729	340,814
	VersaBank (VBNK US)	4,819	53,395
*††	Victoria Gold Corp./Vancouver	1,811	236
	Wajax Corp.	217,583	2,782,525
*	Well Health Technologies Corp.	311,772	895,559

		Shares	Value»
CANADA — (Continued)
#	West Fraser Timber Co. Ltd. (WFG US)	1,407	$104,090
#	Whitecap Resources, Inc.	9,051,495	51,343,892
*	Yangarra Resources Ltd.	297,149	183,212

TOTAL CANADA			1,259,693,236

DENMARK — (3.4%)
	Alm Brand AS	1,551,824	3,677,034
*	Bavarian Nordic AS	361,502	8,595,182
#*	Better Collective AS	8,970	118,054
	D/S Norden AS	425,024	11,574,303
#*	Dfds AS	427,722	5,948,468
	FLSmidth & Co. AS	250,415	11,855,204
	Foroya Banki P	1,339	35,699
#*	GN Store Nord AS	521,249	7,869,950
	H Lundbeck AS (HLUNA DC), Class A	340,188	1,405,084
	H Lundbeck AS (HLUNB DC)	3,249,218	15,549,171
#	Harboes Bryggeri AS, Class B	3,226	71,016
	Jyske Bank AS	1,071,483	87,881,318
	Matas AS	708,493	14,622,779
#*	Nilfisk Holding AS	71,693	949,902
	Per Aarsleff Holding AS	445,276	35,876,442
	Rockwool AS, Class A	20,700	943,872
Ω	Scandinavian Tobacco Group AS	1,129,272	16,437,193
	Schouw & Co. AS	351,222	32,013,768
	Solar AS, Class B	45,278	1,743,258
*	Spar Nord Bank AS	1,942,097	62,322,952
	Sparekassen Sjaelland-Fyn AS	85,550	3,697,289
	Svitzer Group AS	6,434	269,802
	Sydbank AS	1,514,553	96,992,494
	UIE PLC	129,761	6,202,609
	Vestjysk Bank AS	302,567	197,413

TOTAL DENMARK			426,850,256

FINLAND — (2.1%)
	Aktia Bank OYJ	522,843	5,927,366
	Aspo OYJ	18,087	106,675
	Atria OYJ	271,974	3,993,638
#Ω	Enento Group OYJ	11,069	213,741
#	Fiskars OYJ Abp	229,784	3,818,101
	Hiab OYJ	597,338	28,422,982
	HKFoods OYJ	314,909	417,626
	Huhtamaki OYJ	243,028	8,947,730
	Kalmar OYJ, Class B	597,338	18,924,242

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Kemira OYJ	2,858,140	$58,975,045
	Konecranes OYJ	136,759	9,162,583
	Lassila & Tikanoja OYJ	5,811	62,324
*	Lindex Group OYJ	86,437	259,430
#	Mandatum OYJ	1,710,517	12,089,129
#	Metsa Board OYJ (METSB FH), Class B	3,628,663	13,248,073
#	Nokian Renkaat OYJ	978,742	7,785,703
#	Oma Saastopankki OYJ	34,433	355,675
#	Raisio OYJ, Class V	1,060,391	2,955,603
*	Rapala VMC OYJ	27,186	40,066
	Sanoma OYJ	81,385	896,550
	Stora Enso OYJ, Class R	2,656,705	24,676,505
Ω	Terveystalo OYJ	67,039	931,692
#	TietoEVRY OYJ	1,282,537	22,976,688
#	Valmet OYJ	946,188	28,890,980
*	YIT OYJ	305,499	891,611

TOTAL FINLAND			254,969,758

FRANCE — (3.7%)
*	74Software SA	4,204	162,201
	AKWEL SADIR	156,546	1,310,223
*	Alstom SA	613,246	14,809,377
	Altamir	311,054	8,147,568
	Alten SA	5,268	446,533
	Arkema SA	484,907	36,865,281
#	Assystem SA	15,684	681,537
Ω	Ayvens SA	143,970	1,459,383
#	Beneteau SACA	212,391	1,943,144
	Bonduelle SCA	157,208	1,470,357
	Cie des Alpes	374,352	7,366,377
#*	Clariane SE	327,845	1,393,052
	Coface SA	1,585,175	32,490,943
	Derichebourg SA	1,420,444	9,770,874
*Ω	Elior Group SA	641,440	1,943,139
	Elis SA	1,478,530	37,952,494
	Esso SA Francaise	11,613	1,866,712
	Etablissements Maurel et Prom SA	814,668	4,193,592
	Eurazeo SE	347,114	25,380,822
#*	Eutelsat Communications SACA	1,155,168	4,717,572
	Exel Industries SA, Class A	525	20,971
	Fnac Darty SA (FNAC FP)	152,572	5,312,299
	Forvia SE (FRVIA FP)	775,648	5,991,654
*	Gaumont SA	11,739	1,108,074

		Shares	Value»
FRANCE — (Continued)
	GL Events SACA	172,035	$4,289,920
	Groupe Crit SA	11,019	850,179
	Groupe SFPI	140,840	344,747
#	Guerbet	26,129	594,461
*	Haulotte Group SA	3,462	10,494
	Imerys SA	374,299	12,503,162
	IPSOS SA	137,689	6,518,841
	Jacquet Metals SACA	302,909	7,124,996
	LISI SA	25,690	804,457
#Ω	Maisons du Monde SA	136,316	425,051
#	Manitou BF SA	43,418	1,001,223
	Mersen SA	324,975	6,965,048
#	Metropole Television SA	87,431	1,373,791
#*	Nexity SA	305,742	3,205,857
	Opmobility	313,130	3,509,321
	Quadient SA	453,208	8,578,724
	Rexel SA	2,119,321	58,882,423
	Samse SACA	990	158,186
	Savencia SA	113,573	8,601,111
	SCOR SE	2,154,010	67,871,099
	Seche Environnement SACA	15,608	1,610,137
*Ω	SMCP SA	117,869	424,922
	Societe BIC SA	16,376	1,059,552
	Societe LDC SADIR	1,778	154,341
	Television Francaise 1 SA	695,478	6,645,608
	Trigano SA	24,398	2,898,391
*	Ubisoft Entertainment SA	342,505	4,035,501
	Valeo SE	1,988,654	19,749,655
	Vicat SACA	263,678	14,764,231
	VIEL & Cie SA	16,500	252,844
*	Viridien	77,395	4,591,657
#*	Voltalia SA	28,566	236,735
#	Vranken-Pommery Monopole SA	17,057	227,128

TOTAL FRANCE			457,067,972

GERMANY — (3.7%)
	1&1 AG	476,961	8,475,299
	7C Solarparken AG	287,984	657,283
	Aumann AG	1,944	31,382
#	Aurubis AG	388,748	33,941,018
#*	BayWa AG (BYW6 GR)	207,344	1,902,479
	Bijou Brigitte AG	40,027	1,924,424
	Bilfinger SE	326,658	27,782,233
#	Borussia Dortmund GmbH & Co. KGaA	999,172	3,711,533
	CANCOM SE (COK GR)	106,740	3,277,382

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Deutsche Beteiligungs AG	174,043	$4,974,734
*Ω	Deutsche Pfandbriefbank AG	237,979	1,459,616
	Deutz AG	1,903,378	14,778,629
	Draegerwerk AG & Co. KGaA	43,618	2,457,956
	Duerr AG	480,437	11,373,783
	Elmos Semiconductor SE	4,744	323,182
	ElringKlinger AG	351,323	1,961,216
	FORTEC Elektronik AG	1,354	23,455
#*	Fraport AG Frankfurt Airport Services Worldwide	528,951	35,054,412
	Freenet AG	57,538	2,392,609
	Gerresheimer AG	117,162	7,949,170
	Gesco SE	117,915	2,154,383
	Grenke AG	224,245	3,437,368
	H&R GmbH & Co. KGaA	221,764	1,024,202
*	Heidelberger Druckmaschinen AG	1,428,511	1,966,453
*	HelloFresh SE	433,968	4,518,825
	Hornbach Holding AG & Co. KGaA	146,874	16,536,122
	HUGO BOSS AG	14,632	610,291
	Indus Holding AG	203,480	5,732,267
Ω	Instone Real Estate Group SE	5,685	52,585
	Jenoptik AG	234,685	4,685,441
Ω	JOST Werke SE	29,094	1,637,290
	K&S AG	1,431,276	24,964,147
	KION Group AG	999,277	42,525,174
	Kloeckner & Co. SE	126,131	1,015,237
#*	Koenig & Bauer AG	95,877	1,774,119
	Krones AG	31,934	4,667,733
	KSB SE & Co. KGaA	5,653	5,424,733
	KWS Saat SE & Co. KGaA	50,224	3,169,048
	Lanxess AG	211,933	6,363,074
*	Mediclin AG	387,839	1,285,563
#*	Medios AG	72,130	957,891
	MLP SE	1,292,363	11,717,973
#	Mutares SE & Co. KGaA	76,691	2,804,074
	Norma Group SE	100,611	1,264,488
	Patrizia SE	48,448	406,330
	ProCredit Holding AG	8,472	97,356
	ProSiebenSat.1 Media SE	1,448,530	10,108,876
	Puma SE (PUM GR)	371,806	9,600,346

		Shares	Value»
GERMANY — (Continued)
	PWO AG	5,898	$192,871
*	q.beyond AG	728,140	661,413
	SAF-Holland SE	750,702	13,620,846
	Salzgitter AG	347,785	8,594,593
	Schaeffler AG	309,245	1,334,556
#*	SGL Carbon SE	16,593	66,371
	Siltronic AG	125,554	5,105,104
	Sixt SE	67,227	6,391,490
	Stabilus SE	48,054	1,332,933
	STRATEC SE	9,123	248,222
	Suedzucker AG	1,043,669	14,051,886
*	Surteco Group SE	91,967	1,672,804
	Takkt AG	367,371	3,173,160
	Technotrans SE	1,248	25,489
	thyssenkrupp AG	513,077	5,884,101
	United Internet AG	1,069,735	24,258,174
	Vossloh AG	88,307	6,976,635
	Wacker Chemie AG	138,029	10,434,384
	Wacker Neuson SE	680,890	18,309,652
	Wuestenrot & Wuerttembergische AG	131,635	2,120,192

TOTAL GERMANY			459,408,060

GREECE — (0.0%)
*††	Michaniki SA	986,718	0
*††	Tropea Holding SA	4,581	0

GREENLAND — (0.0%)
#	GronlandsBANKEN AS	1,455	169,274

HONG KONG — (1.6%)
	Aeon Credit Service Asia Co. Ltd.	1,250,000	1,000,670
*	Allied Group Ltd.	31,060,000	6,050,244
	Asia Financial Holdings Ltd.	3,250,106	1,672,282
*	Asia Standard International Group Ltd.	10,813,503	444,170
	Associated International Hotels Ltd.	23,000	15,017
	Bank of East Asia Ltd.	6,611,773	9,090,794
*	Century City International Holdings Ltd.	3,679,300	21,807
	Chen Hsong Holdings	2,368,000	418,159
	Cheuk Nang Holdings Ltd.	5,083,016	954,250
	Chevalier International Holdings Ltd.	2,342,858	1,184,557

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	China Energy Development Holdings Ltd.	4,910,000	$27,248
	Chinney Investments Ltd.	56,000	4,516
	Chow Sang Sang Holdings International Ltd.	3,384,000	3,316,392
*	Chuang’s China Investments Ltd.	1,054,415	16,849
*	Chuang’s Consortium International Ltd.	16,101,520	723,809
	CITIC Telecom International Holdings Ltd.	10,355,000	3,150,070
*	CSI Properties Ltd.	126,763,666	2,736,576
	CTF Services Ltd.	9,837,000	9,315,785
*††	CW Group Holdings Ltd.	1,696,500	0
	Dah Sing Banking Group Ltd.	3,882,288	4,183,492
	Dah Sing Financial Holdings Ltd.	2,290,956	8,364,752
	Dickson Concepts International Ltd.	2,031,500	1,796,362
	Eagle Nice International Holdings Ltd.	738,000	330,141
††	EcoGreen International Group Ltd.	3,623,840	166,483
	Emperor International Holdings Ltd.	19,152,333	494,052
	Emperor Watch & Jewellery Ltd.	51,420,000	1,435,067
	Far East Consortium International Ltd.	30,263,679	3,471,937
	First Pacific Co. Ltd.	25,376,000	17,074,685
	Get Nice Holdings Ltd.	20,997,296	364,144
	Glorious Sun Enterprises Ltd.	2,726,000	449,670
	Gold Peak Technology Group Ltd.	7,092,907	474,948
	Golden Resources Development International Ltd.	9,087,000	404,164
	Great Eagle Holdings Ltd.	2,727,240	4,559,052
#	Guotai Junan International Holdings Ltd.	18,763,000	2,416,362

		Shares	Value»
HONG KONG — (Continued)
	Hang Lung Group Ltd.	5,051,000	$7,250,570
	Hang Lung Properties Ltd.	8,160,286	6,692,587
*	Hanison Construction Holdings Ltd.	7,584,724	246,929
	Harbour Centre Development Ltd.	2,188,000	1,086,192
*	HKR International Ltd.	15,707,757	1,751,319
	Hon Kwok Land Investment Co. Ltd.	5,720,935	809,744
	Hong Kong Ferry Holdings Co. Ltd.	2,290,000	1,236,817
*	Hong Kong Technology Venture Co. Ltd.	467,000	124,934
	Hongkong & Shanghai Hotels Ltd.	6,933,341	4,826,065
	Hongkong Chinese Ltd.	14,033,090	412,291
	Hung Hing Printing Group Ltd.	6,999,275	899,138
	Hutchison Telecommunications Hong Kong Holdings Ltd.	15,968,000	2,080,940
*	IPE Group Ltd.	8,660,000	446,622
	Jacobson Pharma Corp. Ltd.	350,000	55,000
	Johnson Electric Holdings Ltd.	4,209,614	7,669,063
	K Wah International Holdings Ltd.	4,492,000	1,006,434
*	Kader Holdings Co. Ltd.	104,000	3,452
	Keck Seng Investments Hong Kong Ltd.	892,000	251,270
	Kerry Properties Ltd.	4,600,000	10,802,785
	KLN Logistics Group Ltd.	782,000	630,750
	Kowloon Development Co. Ltd.	8,365,128	3,240,854
*	Lai Sun Development Co. Ltd.	7,698,696	554,530
*	Lai Sun Garment International Ltd.	13,516,359	1,001,829
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	2,641,000	156,604

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Lerado Financial Group Co. Ltd.	65,840	$1,284
*	Lippo Ltd.	1,553,500	79,184
	Liu Chong Hing Investment Ltd.	3,420,000	1,776,336
	Luk Fook Holdings International Ltd.	931,000	2,031,546
*	Midland Holdings Ltd.	555,969	70,852
	Miramar Hotel & Investment	2,226,000	2,604,324
*	Mongolian Mining Corp.	309,000	255,283
	Nanyang Holdings Ltd.	98,350	312,181
	National Electronics Holdings	2,571,648	126,831
	Oriental Enterprise Holdings Ltd.	118,000	5,833
	Oriental Watch Holdings	5,248,587	2,371,074
	Pacific Basin Shipping Ltd.	20,207,000	4,530,841
*	Paliburg Holdings Ltd.	7,621,041	398,366
	PAX Global Technology Ltd.	568,000	342,046
	PC Partner Group Ltd.	168,000	157,963
	Pico Far East Holdings Ltd.	640,000	157,657
	Playmates Holdings Ltd.	24,721,000	1,590,975
*	Public Financial Holdings Ltd.	4,184,444	701,697
*	Regal Hotels International Holdings Ltd.	7,172,623	588,012
	Safety Godown Co. Ltd.	304,000	72,385
	SAS Dragon Holdings Ltd.	36,000	18,806
	SEA Holdings Ltd.	2,365,368	418,643
	Shangri-La Asia Ltd.	946,000	529,898
*	Shun Ho Property Investments Ltd.	271,173	19,770
*	Shun Tak Holdings Ltd.	14,312,546	1,032,193
	Singamas Container Holdings Ltd.	17,922,000	1,404,817
#	SmarTone Telecommunications Holdings Ltd.	1,630,000	892,672
	Soundwill Holdings Ltd.	1,232,500	1,295,887

		Shares	Value»
HONG KONG — (Continued)
*	South China Holdings Co. Ltd.	26,665,751	$103,877
	Sun Hung Kai & Co. Ltd.	5,030,688	1,947,097
	TAI Cheung Holdings Ltd.	3,322,000	1,264,512
	Tan Chong International Ltd.	3,879,000	495,245
	Tao Heung Holdings Ltd.	747,000	30,502
	Tern Properties Co. Ltd.	146,000	33,886
	Texhong International Group Ltd.	84,500	36,792
	Texwinca Holdings Ltd.	9,168,000	676,760
	Tian Teck Land Ltd.	432,000	110,239
	Transport International Holdings Ltd.	1,221,238	1,418,532
#	United Laboratories International Holdings Ltd.	4,282,000	7,673,623
	Upbest Group Ltd.	4,476,000	398,815
	Vedan International Holdings Ltd.	6,152,000	500,305
*Ω	VPower Group International Holdings Ltd.	1,046,000	40,943
	VSTECS Holdings Ltd.	2,288,000	1,761,641
*	Wai Kee Holdings Ltd.	574,000	43,107
*	Wang On Group Ltd.	65,080,000	184,350
	Wing On Co. International Ltd.	2,095,500	3,095,974
	Wing Tai Properties Ltd.	2,306,749	432,653
*	Xingye Alloy Materials Group Ltd.	1,406,000	179,269
	Yue Yuen Industrial Holdings Ltd.	7,087,500	10,175,507
*	Zensun Enterprises Ltd.	212,000	2,374

TOTAL HONG KONG			193,758,584

IRELAND — (0.7%)
	C&C Group PLC	1,706,878	3,135,221
	Cairn Homes PLC	1,430,652	3,151,765
	Dalata Hotel Group PLC	1,118,674	6,411,617
*Ω	Glenveagh Properties PLC	1,577,022	2,955,732

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (Continued)
	Grafton Group PLC, CDI	5,219,892	$63,187,131
	Greencore Group PLC	3,777,249	9,314,344

TOTAL IRELAND			88,155,810

ISRAEL — (0.9%)
*	Alrov Properties & Lodgings Ltd.	13,259	709,279
*	Ashdod Refinery Ltd.	8,724	143,331
	AudioCodes Ltd. (AUDC US)	1,954	18,329
	Ayalon Holdings Ltd.	903	12,361
	Azorim-Investment Development & Construction Co. Ltd.	854,695	3,938,268
	Carasso Motors Ltd.	322,285	2,482,099
*	Cellcom Israel Ltd. (CEL IT)	444,775	2,816,512
*	Cellcom Israel Ltd. (CELJF US)	29,907	196,190
	Clal Insurance Enterprises Holdings Ltd.	182,909	5,018,680
*	Delek Automotive Systems Ltd.	4,294	30,943
	Delta Galil Ltd.	8,866	418,060
#	Direct Finance of Direct Group 2006 Ltd.	1,686	250,952
*	Dor Alon Energy in Israel 1988 Ltd.	22,296	721,758
*	Equital Ltd.	394,618	14,801,230
*	Gilat Satellite Networks Ltd.	70,951	450,060
*	Hagag Group Real Estate Development	35,181	161,756
	Harel Insurance Investments & Financial Services Ltd.	177,072	2,943,282
*	IES Holdings Ltd.	8,236	490,719
	Isracard Ltd.	1,233,352	5,808,172
	Isras Investment Co. Ltd.	13,744	2,964,081
	Issta Ltd.	1,129	25,857
*	Kamada Ltd. (KMDA US)	4,138	26,773
	Kardan Real Estate Enterprise & Development Ltd.	10,908	15,982

		Shares	Value»
ISRAEL — (Continued)
	Kerur Holdings Ltd.	11,372	$244,110
	Mediterranean Towers Ltd.	396,095	1,199,273
	Menora Mivtachim Holdings Ltd.	412,105	21,827,948
	Meshulam Levinstein Contracting & Engineering Ltd.	2,680	284,249
	Migdal Insurance & Financial Holdings Ltd.	749,834	1,442,078
	Mivtach Shamir Holdings Ltd.	12,387	857,477
	Nawi Group Ltd.	81,868	1,117,118
	Neto Malinda Trading Ltd.	12,572	380,279
	Oil Refineries Ltd.	29,027,619	7,288,082
	Palram Industries 1990 Ltd.	56,555	1,203,368
	Paz Retail & Energy Ltd.	87,000	12,284,007
	Plasson Industries Ltd.	10,355	568,209
	Prashkovsky Investments & Construction Ltd.	48,449	1,248,493
*	Scope Metals Group Ltd.	15,495	535,568
	Summit Real Estate Holdings Ltd.	545,146	8,041,420
Ω	Tamar Petroleum Ltd.	219,905	2,077,855
*	Tera Light Ltd.	129,675	327,965

TOTAL ISRAEL			105,372,173

ITALY — (6.1%)
	A2A SpA	7,166,537	18,226,437
	ACEA SpA	43,978	1,033,159
#	Banca IFIS SpA	311,359	7,801,468
#	Banca Monte dei Paschi di Siena SpA	12,949,302	109,509,355
	Banca Popolare di Sondrio SpA	8,376,961	104,970,672
#	Banca Profilo SpA	1,216,838	250,812
Ω	Banca Sistema SpA	499,240	935,354
#	Banco di Desio e della Brianza SpA	505,352	4,335,736
#	Biesse SpA	69,987	560,268
#	BPER Banca SpA	15,920,864	129,310,593
	Buzzi SpA	1,563,705	81,942,869
#	Cairo Communication SpA	786,092	2,568,039

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	CIR SpA-Compagnie Industriali	7,827,558	$5,193,251
	Credito Emiliano SpA	1,499,551	20,615,524
#	Danieli & C Officine Meccaniche SpA (DAN IM)	299,192	10,304,352
	Danieli & C Officine Meccaniche SpA (DANR IM)	386,714	10,466,474
	Emak SpA	993,086	889,407
Ω	Enav SpA	45,028	199,392
#	ERG SpA	242,480	4,960,599
*	Esprinet SpA	183,054	1,093,188
#	Ferretti SpA	362,361	1,037,581
	Fila SpA	277,494	3,615,264
#	FNM SpA	2,953,719	1,338,834
	GPI SpA	4,877	50,932
	Hera SpA	1,541,851	7,299,472
#	IMMSI SpA	2,816,787	1,594,025
	Industrie De Nora SpA	30,027	216,774
#	Italmobiliare SpA	114,256	3,181,067
#*Ω	Nexi SpA	3,976,911	23,229,371
	Orsero SpA	84,273	1,252,516
Ω	OVS SpA	5,039,445	18,188,699
Ω	Pirelli & C SpA	4,985,116	30,820,474
	Rizzoli Corriere Della Sera Mediagroup SpA	1,578,533	1,757,457
#*	Safilo Group SpA	684,424	559,639
#	Salvatore Ferragamo SpA	183,831	1,151,770
#	Sogefi SpA	231,513	544,484
*	Telecom Italia SpA (TIT IM)	115,292,762	45,659,893
*	Telecom Italia SpA (TITR IM)	3,596,500	1,599,610
	Unipol Assicurazioni SpA	5,421,824	97,249,683

TOTAL ITALY			755,514,494

JAPAN — (25.1%)
	77 Bank Ltd.	898,100	28,147,188
#	Achilles Corp.	197,500	1,863,163
#	AD Works Group Co. Ltd.	384,599	711,715
	ADEKA Corp.	92,100	1,660,280
	AEON Financial Service Co. Ltd.	1,122,014	9,284,593
#	Ahresty Corp.	71,400	327,334
	Aichi Corp.	254,100	2,286,787
#	Aichi Steel Corp.	80,834	4,764,403
	Aichi Tokei Denki Co. Ltd.	112,363	1,546,823

		Shares	Value»
JAPAN — (Continued)
	Aida Engineering Ltd.	206,822	$1,283,455
	Aiful Corp.	621,300	1,552,203
	Ainavo Holdings Co. Ltd.	39,200	181,850
	Aiphone Co. Ltd.	216,300	3,807,470
#	Airport Facilities Co. Ltd.	409,900	1,917,328
	Aisan Industry Co. Ltd.	766,630	10,361,093
	Akatsuki Corp.	30,400	103,684
	Akatsuki, Inc.	54,700	1,333,723
#*	Akebono Brake Industry Co. Ltd.	186,799	134,786
#	Albis Co. Ltd.	71,788	1,495,244
	Alconix Corp.	415,925	4,492,083
	Alinco, Inc.	63,100	444,968
	Alpen Co. Ltd.	321,112	5,351,503
	Alpha Corp.	17,100	130,558
	Alps Alpine Co. Ltd.	2,969,680	30,166,721
	Anabuki Kosan, Inc.	30,400	468,158
	AOKI Holdings, Inc.	467,200	4,163,036
	Aoyama Trading Co. Ltd.	400,119	5,745,799
	Arakawa Chemical Industries Ltd.	113,353	842,878
	Arata Corp.	195,500	4,356,474
#	Araya Industrial Co. Ltd.	25,100	809,243
	ARCLANDS Corp.	283,100	3,441,414
	Arcs Co. Ltd.	441,000	8,872,358
	Arisawa Manufacturing Co. Ltd.	421,782	3,843,836
	Artience Co. Ltd.	534,900	11,038,574
#	Artnature, Inc.	39,100	218,955
	Asahi Co. Ltd.	15,700	151,922
	Asahi Diamond Industrial Co. Ltd.	673,936	3,483,896
#	Asahi Kogyosha Co. Ltd.	353,396	5,277,351
	Asahi Printing Co. Ltd.	11,900	72,397
	Ashimori Industry Co. Ltd.	84,199	1,583,760
	Asia Pile Holdings Corp.	548,600	3,460,918
#	ASKA Pharmaceutical Holdings Co. Ltd.	332,000	5,415,438
#	Astena Holdings Co. Ltd.	611,900	2,071,380
#	Asti Corp.	25,800	348,647
	Autobacs Seven Co. Ltd.	70,900	735,764
	Awa Bank Ltd.	307,501	5,911,895

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Bando Chemical Industries Ltd.	556,100	$5,812,669
	Bank of Kochi Ltd.	41,799	221,722
	Bank of Nagoya Ltd.	157,504	8,292,646
	Bank of Saga Ltd.	162,634	2,486,970
	Bank of the Ryukyus Ltd.	115,513	876,730
	Belluna Co. Ltd.	789,452	5,410,841
	BML, Inc.	17,900	373,364
	Buffalo, Inc.	1,600	23,156
	Bunka Shutter Co. Ltd.	260,500	3,729,385
	Business Brain Showa-Ota, Inc.	800	15,130
	Canon Electronics, Inc.	296,399	4,830,537
#	Carlit Co. Ltd.	430,600	3,233,964
	Cawachi Ltd.	295,900	5,795,776
	Central Glass Co. Ltd.	548,300	11,471,587
#	Chiba Kogyo Bank Ltd.	907,742	7,887,459
	Chino Corp.	5,400	72,546
#	Chiyoda Integre Co. Ltd.	157,400	2,986,956
	Chori Co. Ltd.	119,300	3,026,373
	Chubu Shiryo Co. Ltd.	497,984	4,985,266
	Chubu Steel Plate Co. Ltd.	19,400	289,779
	Chudenko Corp.	235,560	5,792,428
	Chuetsu Pulp & Paper Co. Ltd.	81,800	870,691
#	Chugai Ro Co. Ltd.	16,100	427,683
	Chugin Financial Group, Inc.	1,022,200	11,483,507
	Chuo Gyorui Co. Ltd.	56,500	1,321,780
#	Chuo Spring Co. Ltd.	117,431	1,208,679
#	Chuo Warehouse Co. Ltd.	49,100	497,430
#	Citizen Watch Co. Ltd.	2,861,700	16,553,634
#	CK-San-Etsu Co. Ltd.	9,900	255,985
#	Cleanup Corp.	197,500	893,171
#	CMK Corp.	1,126,700	3,117,190
#	Cosel Co. Ltd.	130,100	980,263
	Cosmos Initia Co. Ltd.	3,000	25,649
	CTI Engineering Co. Ltd.	156,000	2,602,719
	Dai Nippon Toryo Co. Ltd.	207,450	1,845,027
	Dai-Dan Co. Ltd.	22,900	665,665
	Daido Kogyo Co. Ltd.	12,389	72,081

		Shares	Value»
JAPAN — (Continued)
#	Daido Metal Co. Ltd.	313,670	$1,088,013
	Daido Steel Co. Ltd.	2,176,900	16,402,768
#	Daihatsu Diesel Manufacturing Co. Ltd.	367,700	4,639,686
#	Daiho Corp.	626,000	3,511,425
	Daiichi Jitsugyo Co. Ltd.	391,000	6,257,204
	Daiichi Kensetsu Corp.	12,800	232,725
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	49,400	232,260
	Daiki Aluminium Industry Co. Ltd.	49,399	324,364
	Daikyonishikawa Corp.	296,349	1,182,672
	Dainichi Co. Ltd.	236,500	1,072,062
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	153,407	3,249,880
	Daio Paper Corp.	128,299	818,549
	Daishi Hokuetsu Financial Group, Inc.	1,153,886	25,263,164
	Daishinku Corp.	224,325	819,353
	Daisue Construction Co. Ltd.	169,300	2,428,779
	Daito Pharmaceutical Co. Ltd.	124,262	1,811,398
	Daiwa Industries Ltd.	17,700	202,747
	DCM Holdings Co. Ltd.	1,803,310	17,146,906
	Denka Co. Ltd.	183,250	2,500,802
#	Denyo Co. Ltd.	327,400	5,393,308
#	DIC Corp.	1,112,482	21,709,962
#	Digital Holdings, Inc.	23,800	230,452
#	DKS Co. Ltd.	96,279	1,775,327
	DMW Corp.	45,400	1,298,012
	Doshisha Co. Ltd.	136,200	2,134,599
	Dowa Holdings Co. Ltd.	359,500	11,534,407
	DyDo Group Holdings, Inc.	8,600	175,740
	Eagle Industry Co. Ltd.	415,399	5,353,025
#	EDION Corp.	2,078,900	27,742,781
	EF-ON, Inc.	37,839	90,629
#	Ehime Bank Ltd.	291,870	2,129,688
	Eizo Corp.	148,400	2,123,267
	EJ Holdings, Inc.	68,300	770,953
	Endo Lighting Corp.	190,700	2,077,489
	Enomoto Co. Ltd.	57,117	521,349

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Enplas Corp.	700	$19,827
#	Eslead Corp.	182,700	5,438,757
	Exedy Corp.	480,136	14,417,951
	EXEO Group, Inc.	328,900	3,840,612
#	FALCO HOLDINGS Co. Ltd.	14,100	228,733
	FCC Co. Ltd.	521,345	10,697,104
	Feed One Co. Ltd.	369,080	2,343,591
	Ferrotec Holdings Corp.	479,114	8,271,608
	FIDEA Holdings Co. Ltd.	30,896	324,370
#	First Bank of Toyama Ltd.	620,900	4,785,036
#	FJ Next Holdings Co. Ltd.	441,760	3,745,047
	Foster Electric Co. Ltd.	112,190	955,118
	F-Tech, Inc.	8,300	29,371
	Fuji Co. Ltd.	12,300	179,698
	Fuji Corp. Ltd.	192,046	946,663
#	Fuji Die Co. Ltd.	10,200	50,533
#	Fuji Oil Co. Ltd.	194,199	376,763
#	Fuji Pharma Co. Ltd.	147,500	1,415,488
	Fuji Seal International, Inc.	203,270	3,629,392
#	Fujicco Co. Ltd.	64,400	731,512
	Fujikura Composites, Inc.	400,700	3,724,814
#	Fujikura Kasei Co. Ltd.	83,500	278,561
	Fujisash Co. Ltd.	32,800	157,792
	Fujishoji Co. Ltd.	25,900	196,292
#	FuKoKu Co. Ltd.	194,300	2,187,712
#	Fukuda Corp.	115,500	4,302,011
	Fukui Bank Ltd.	22,100	271,451
#	Fukuyama Transporting Co. Ltd.	287,962	7,144,615
*	Furukawa Battery Co. Ltd.	4,700	45,339
	Furukawa Co. Ltd.	446,356	6,601,571
	Furukawa Electric Co. Ltd.	954,102	30,132,066
	Furuno Electric Co. Ltd.	390,400	6,956,595
#	Fuso Pharmaceutical Industries Ltd.	46,701	785,582
#	Futaba Industrial Co. Ltd.	1,156,500	6,400,071
	Fuyo General Lease Co. Ltd.	623,400	17,395,654
	Gakken Holdings Co. Ltd.	204,000	1,438,624

		Shares	Value»
JAPAN — (Continued)
	Gecoss Corp.	288,700	$2,358,241
	Geo Holdings Corp.	382,900	5,207,136
#	GLOBERIDE, Inc.	38,300	502,233
	Glory Ltd.	380,752	6,704,162
#	Godo Steel Ltd.	123,700	3,225,098
#	Goldcrest Co. Ltd.	157,930	3,625,519
#	Grandy House Corp.	284,300	1,097,072
	GREE Holdings, Inc.	142,100	533,577
	GS Yuasa Corp.	645,200	11,332,866
#	GSI Creos Corp.	179,414	2,418,223
	G-Tekt Corp.	458,449	5,262,902
#	Gun-Ei Chemical Industry Co. Ltd.	44,300	971,381
	Gunma Bank Ltd.	5,461,696	45,549,209
	Gunze Ltd.	622,992	11,201,642
	H.U. Group Holdings, Inc.	19,371	380,087
	H2O Retailing Corp.	1,151,339	15,747,685
#	Hagihara Industries, Inc.	64,105	649,049
#	Hagiwara Electric Holdings Co. Ltd.	128,498	2,784,219
	Hamakyorex Co. Ltd.	346,800	3,238,542
	Hanwa Co. Ltd.	644,300	21,361,680
	Harima Chemicals Group, Inc.	68,000	381,154
#	Hashimoto Sogyo Holdings Co. Ltd.	7,800	67,824
	Heiwa Corp.	234,700	3,653,298
	Heiwado Co. Ltd.	449,110	8,361,575
	Hibiya Engineering Ltd.	110,500	2,701,867
*	Hino Motors Ltd.	1,692,487	5,381,880
	Hirakawa Hewtech Corp.	97,033	813,910
	Hirano Tecseed Co. Ltd.	17,600	195,713
	Hirata Corp.	114,496	1,181,349
	Hirogin Holdings, Inc.	3,649,881	30,337,666
	Hisaka Works Ltd.	139,800	998,464
#	Hodogaya Chemical Co. Ltd.	112,448	1,172,673
	Hokkaido Coca-Cola Bottling Co. Ltd.	130,098	2,945,366
	Hokkan Holdings Ltd.	82,500	1,050,200
#	Hokko Chemical Industry Co. Ltd.	361,100	3,092,674
	Hokkoku Financial Holdings, Inc.	439,616	16,382,934
#	Hokuetsu Corp.	2,424,074	18,552,337
	Hokuhoku Financial Group, Inc.	1,279,210	22,941,659
	Hokuriku Electric Industry Co. Ltd.	112,268	1,219,292

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hokuriku Electrical Construction Co. Ltd.	189,320	$1,574,698
	H-One Co. Ltd.	5,100	40,251
	Hoosiers Holdings Co. Ltd.	263,000	2,186,350
	Hosiden Corp.	944,500	12,681,042
	Hosokawa Micron Corp.	2,900	80,824
	Howa Machinery Ltd.	67,620	530,810
	HS Holdings Co. Ltd.	77,830	529,169
	Hyakugo Bank Ltd.	2,616,190	12,681,922
	Hyakujushi Bank Ltd.	112,099	2,603,756
	Ichikawa Co. Ltd.	12,000	152,626
	Ichiken Co. Ltd.	81,403	1,614,761
	Ichikoh Industries Ltd.	352,600	970,932
	Ichinen Holdings Co. Ltd.	190,700	2,259,594
	Icom, Inc.	4,300	81,484
	Iino Kaiun Kaisha Ltd.	592,300	4,316,871
	Imagica Group, Inc.	18,900	75,509
	Imura & Co. Ltd.	9,500	64,448
#	Inaba Seisakusho Co. Ltd.	119,500	1,422,961
	Inabata & Co. Ltd.	611,100	13,112,749
	Ines Corp.	433,300	4,979,965
	INFRONEER Holdings, Inc.	755,900	6,447,302
	Innotech Corp.	326,000	2,750,586
	Iriso Electronics Co. Ltd.	100,199	1,793,991
#	Iseki & Co. Ltd.	121,913	880,768
	Ishihara Sangyo Kaisha Ltd.	771,500	9,506,779
	Ishizuka Glass Co. Ltd.	16,999	290,105
	Itochu Enex Co. Ltd.	507,700	5,479,517
	Itochu-Shokuhin Co. Ltd.	83,500	5,642,980
	Itoham Yonekyu Holdings, Inc.	306,940	9,619,603
	IwaiCosmo Holdings, Inc.	436,900	6,401,367
	Iwatani Corp.	219,200	2,098,814
	Iyogin Holdings, Inc.	1,532,200	17,772,311
	Izumi Co. Ltd.	116,700	2,686,778
	Jaccs Co. Ltd.	443,500	11,746,128
	JAFCO Group Co. Ltd.	447,500	7,535,464
#	JANOME Corp.	261,100	2,063,381
#	Japan Electronic Materials Corp.	3,000	39,399

		Shares	Value»
JAPAN — (Continued)
#	Japan Foundation Engineering Co. Ltd.	238,100	$1,164,612
	Japan Medical Dynamic Marketing, Inc.	39,000	152,560
	Japan Oil Transportation Co. Ltd.	39,421	816,536
	Japan Pulp & Paper Co. Ltd.	2,204,400	9,478,818
	Japan Securities Finance Co. Ltd.	342,100	4,093,481
	Japan Transcity Corp.	850,500	5,246,665
	Japan Wool Textile Co. Ltd.	781,900	8,093,676
#	Jichodo Co. Ltd.	1,000	67,722
#	JK Holdings Co. Ltd.	260,000	1,854,593
#	JMS Co. Ltd.	168,161	539,114
	J-Oil Mills, Inc.	318,900	4,578,862
	Joshin Denki Co. Ltd.	172,139	2,684,174
#	JSP Corp.	161,399	2,225,248
	JTEKT Corp.	600,979	4,641,400
	Juroku Financial Group, Inc.	426,400	14,423,863
#	K&O Energy Group, Inc.	253,000	4,897,661
	Kamei Corp.	571,500	7,686,317
#	Kanaden Corp.	340,900	3,491,334
	Kanadevia Corp.	18,400	118,017
#	Kanagawa Chuo Kotsu Co. Ltd.	1,600	41,360
#	Kanamoto Co. Ltd.	378,041	8,476,454
	Kandenko Co. Ltd.	909,977	18,038,083
	Kaneka Corp.	691,700	16,904,615
	Kanematsu Corp.	333,630	5,793,997
#	Kanto Denka Kogyo Co. Ltd.	198,529	1,204,251
	Katakura Industries Co. Ltd.	133,500	2,018,198
	Kato Sangyo Co. Ltd.	5,300	185,421
	Kawada Technologies, Inc.	287,700	6,528,146
	Kawai Musical Instruments Manufacturing Co. Ltd.	28,508	545,324
	Keihin Co. Ltd.	31,700	509,521
	KEIWA, Inc.	9,500	61,247
	Keiyo Bank Ltd.	1,210,470	7,054,502
	KEL Corp.	29,800	272,649
	Kenko Mayonnaise Co. Ltd.	144,530	1,937,349
	Kimoto Co. Ltd.	38,200	61,847

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Kimura Chemical Plants Co. Ltd.	9,500	$45,919
	Kimura Unity Co. Ltd.	193,200	1,048,757
#	Kitagawa Corp.	60,719	527,816
	Kita-Nippon Bank Ltd.	9,243	197,976
	Kitano Construction Corp.	86,527	2,601,088
	Kitz Corp.	512,300	3,907,115
	Kiyo Bank Ltd.	323,800	5,503,484
*	KNT-CT Holdings Co. Ltd.	2,848	23,484
#	Koa Corp.	136,877	791,858
#	Koatsu Gas Kogyo Co. Ltd.	211,400	1,401,702
	Kohnan Shoji Co. Ltd.	189,376	4,989,834
	Koike Sanso Kogyo Co. Ltd.	19,500	163,754
#	Kojima Co. Ltd.	112,200	830,509
	Komatsu Matere Co. Ltd.	5,035	27,176
#	Komatsu Wall Industry Co. Ltd.	308,800	3,838,725
	Komeri Co. Ltd.	533,000	11,358,091
	Komori Corp.	200,671	1,787,139
*	Konica Minolta, Inc.	1,192,490	3,660,117
	Konoike Transport Co. Ltd.	395,200	7,255,746
	KPP Group Holdings Co. Ltd.	503,612	2,302,821
	Krosaki Harima Corp.	12,700	222,936
#	KRS Corp.	213,300	2,737,987
	K’s Holdings Corp.	592,200	5,671,515
	KU Holdings Co. Ltd.	215,100	1,632,293
#	Kumagai Gumi Co. Ltd.	323,785	9,648,907
#	Kumiai Chemical Industry Co. Ltd.	505,100	2,696,934
#	Kurabo Industries Ltd.	271,400	11,890,015
	Kureha Corp.	283,700	4,965,700
	Kurimoto Ltd.	178,600	5,913,493
	Kuriyama Holdings Corp.	109,370	1,006,115
	KVK Corp.	2,500	32,098
	KYB Corp.	605,600	12,379,672
#	Kyodo Printing Co. Ltd.	322,000	2,398,400
	Kyoei Steel Ltd.	301,543	4,250,343
	Kyokuto Boeki Kaisha Ltd.	6,600	71,933
	Kyokuto Kaihatsu Kogyo Co. Ltd.	590,050	9,911,502
#	Kyokuto Securities Co. Ltd.	86,657	840,381
	Kyokuyo Co. Ltd.	62,799	1,851,872

		Shares	Value»
JAPAN — (Continued)
	Kyorin Pharmaceutical Co. Ltd.	168,199	$1,739,072
#	Kyosan Electric Manufacturing Co. Ltd.	867,600	2,909,970
#	Kyowa Electronic Instruments Co. Ltd.	232,900	818,927
	Kyowa Leather Cloth Co. Ltd.	129,000	616,709
	Kyushu Financial Group, Inc.	217,880	1,099,854
	Kyushu Leasing Service Co. Ltd.	83,500	612,396
	Lintec Corp.	156,600	2,995,563
	Look Holdings, Inc.	127,599	2,181,616
	Mabuchi Motor Co. Ltd.	110,500	1,614,314
	Maezawa Industries, Inc.	86,200	848,206
#	Maezawa Kasei Industries Co. Ltd.	224,500	2,749,070
#	Maezawa Kyuso Industries Co. Ltd.	317,000	2,778,590
	Makino Milling Machine Co. Ltd.	345,212	27,220,484
#	Mamiya-Op Co. Ltd.	15,800	152,666
	Mandom Corp.	80,338	766,426
#	Mars Group Holdings Corp.	20,000	417,607
#	Marubun Corp.	371,100	2,407,679
#	Marudai Food Co. Ltd.	353,474	4,602,526
	Maruha Nichiro Corp.	634,904	14,507,232
	Maruichi Steel Tube Ltd.	215,500	5,090,951
#	MARUKA FURUSATO Corp.	122,514	1,966,791
	Maruyama Manufacturing Co., Inc.	22,300	309,435
	Maruzen CHI Holdings Co. Ltd.	38,000	86,279
	Maruzen Showa Unyu Co. Ltd.	291,200	12,243,439
	Matsuda Sangyo Co. Ltd.	215,700	5,486,627
#	Matsui Construction Co. Ltd.	272,400	1,847,881
	Maxell Ltd.	276,958	3,394,611
	Megmilk Snow Brand Co. Ltd.	638,069	11,732,613

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Meiji Electric Industries Co. Ltd.	67,300	$725,069
#	Meiji Shipping Group Co. Ltd.	15,400	67,374
	Meisei Industrial Co. Ltd.	484,900	4,757,437
#	Meiwa Corp.	105,000	501,962
#	Meiwa Estate Co. Ltd.	194,500	1,276,920
	Mie Kotsu Group Holdings, Inc.	75,646	264,863
	Mikuni Corp.	42,752	85,707
#	Miraial Co. Ltd.	102,462	921,606
	Mirait One Corp.	902,609	14,194,449
	Mirarth Holdings, Inc.	747,446	2,587,016
#	Mitani Sangyo Co. Ltd.	146,500	359,229
#	Mito Securities Co. Ltd.	214,771	803,650
#	Mitsuba Corp.	349,241	2,050,854
	Mitsubishi Kakoki Kaisha Ltd.	338,100	3,009,383
	Mitsubishi Materials Corp.	1,784,576	28,147,290
#	Mitsubishi Paper Mills Ltd.	100,035	538,705
	Mitsubishi Shokuhin Co. Ltd.	118,000	4,417,525
	Mitsubishi Steel Manufacturing Co. Ltd.	169,116	1,864,543
	Mitsui DM Sugar Co. Ltd.	212,306	5,085,064
#	Mitsui E&S Co. Ltd.	13,500	172,251
#	Mitsui Matsushima Holdings Co. Ltd.	11,800	347,245
	Mitsui Mining & Smelting Co. Ltd.	841,685	22,882,874
	Mitsuuroko Group Holdings Co. Ltd.	443,400	5,600,809
	Miyazaki Bank Ltd.	64,826	1,431,567
#	Miyoshi Oil & Fat Co. Ltd.	22,600	267,681
	Mizuho Leasing Co. Ltd.	1,902,300	14,016,154
	Mizuno Corp.	92,937	1,658,672
#	MORESCO Corp.	10,900	89,513
	Morinaga Milk Industry Co. Ltd.	9,200	218,616
#	Moriroku Co. Ltd.	84,599	1,305,265
	Morita Holdings Corp.	140,100	2,090,462
#	Morito Co. Ltd.	156,500	1,562,008
#	Mory Industries, Inc.	599,500	4,280,493
#	MrMax Holdings Ltd.	133,475	630,971

		Shares	Value»
JAPAN — (Continued)
#	Murakami Corp.	58,700	$2,279,201
	Musashi Seimitsu Industry Co. Ltd.	109,500	1,883,197
	Musashino Bank Ltd.	337,578	7,481,257
	Muto Seiko Co.	5,100	51,458
	Nachi-Fujikoshi Corp.	89,888	1,924,294
	Nadex Co. Ltd.	4,300	26,503
#	Nafco Co. Ltd.	147,300	1,872,257
#	Nagano Keiki Co. Ltd.	36,900	488,873
	Nagase & Co. Ltd.	1,480,100	26,069,888
#	Nakabayashi Co. Ltd.	246,900	893,568
#	Nakano Corp.	24,800	139,030
#	Nakayama Steel Works Ltd.	564,300	2,880,339
	Nanto Bank Ltd.	109,446	2,997,545
	Narasaki Sangyo Co. Ltd.	34,900	677,587
	Nasu Denki Tekko Co. Ltd.	6,600	591,230
	NEC Capital Solutions Ltd.	224,500	6,368,937
	Neturen Co. Ltd.	753,000	4,891,811
	NHK Spring Co. Ltd.	2,620,200	29,118,970
	Nicca Chemical Co. Ltd.	37,899	351,075
	Nice Corp.	28,100	310,322
	Nichia Steel Works Ltd.	50,299	106,874
	Nichicon Corp.	103,300	845,023
	Nichiden Corp.	44,800	895,104
	Nichiha Corp.	40,000	811,380
	Nichimo Co. Ltd.	115,100	1,597,272
	Nichireki Group Co. Ltd.	461,800	7,986,098
	Nichirin Co. Ltd.	113,560	2,793,800
#	Nihon Chouzai Co. Ltd.	135,823	2,801,806
	Nihon Denkei Co. Ltd.	75,950	1,021,546
#	Nihon House Holdings Co. Ltd.	120,697	277,579
	Nihon Kagaku Sangyo Co. Ltd.	86,600	903,570
#	Nihon Nohyaku Co. Ltd.	605,100	3,499,016
	Nihon Parkerizing Co. Ltd.	78,800	656,419
	Nihon Tokushu Toryo Co. Ltd.	146,300	1,525,799
	Nihon Yamamura Glass Co. Ltd.	31,599	496,466
	Nikkiso Co. Ltd.	832,204	6,948,005
#	Nikko Co. Ltd.	481,600	2,291,796

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Nikkon Holdings Co. Ltd.	1,391,800	$28,728,265
	Nippi, Inc.	14,300	554,111
	Nippn Corp.	604,500	9,528,171
#	Nippon Beet Sugar Manufacturing Co. Ltd.	106,899	1,761,675
	Nippon Carbide Industries Co., Inc.	68,106	803,191
#	Nippon Carbon Co. Ltd.	4,100	120,225
#	Nippon Chemical Industrial Co. Ltd.	55,600	822,353
#*	Nippon Chemi-Con Corp.	272,284	1,861,039
#*	Nippon Coke & Engineering Co. Ltd.	845,952	509,576
#	Nippon Concrete Industries Co. Ltd.	749,599	1,750,631
	Nippon Denko Co. Ltd.	1,031,400	1,937,735
	Nippon Densetsu Kogyo Co. Ltd.	396,999	6,033,575
	Nippon Electric Glass Co. Ltd.	1,192,000	27,273,847
#	Nippon Felt Co. Ltd.	108,100	350,677
#	Nippon Filcon Co. Ltd.	45,500	161,192
#	Nippon Hume Corp.	488,200	6,447,216
	Nippon Kayaku Co. Ltd.	1,003,200	9,451,758
	Nippon Kodoshi Corp.	1,000	12,482
	Nippon Light Metal Holdings Co. Ltd.	462,017	4,816,956
	Nippon Paper Industries Co. Ltd.	1,022,257	7,903,664
#	Nippon Rietec Co. Ltd.	24,940	282,329
	Nippon Road Co. Ltd.	407,600	5,582,868
	Nippon Seiki Co. Ltd.	503,000	3,851,491
#	Nippon Seisen Co. Ltd.	243,500	1,809,862
	Nippon Sharyo Ltd.	36,399	514,330
#*	Nippon Sheet Glass Co. Ltd.	869,407	2,493,786
	Nippon Shokubai Co. Ltd.	1,268,100	14,861,030
	Nippon Signal Co. Ltd.	486,109	3,334,704
	Nippon Soda Co. Ltd.	881,800	16,544,453
#	Nippon Thompson Co. Ltd.	850,363	2,901,430

		Shares	Value»
JAPAN — (Continued)
#	Nippon Yakin Kogyo Co. Ltd.	264,746	$7,518,568
	Nipro Corp.	785,096	6,957,283
#	Nishikawa Rubber Co. Ltd.	60,000	1,038,169
	Nishi-Nippon Financial Holdings, Inc.	1,992,400	29,268,046
	Nishio Holdings Co. Ltd.	200,000	5,754,846
#	Nissan Shatai Co. Ltd.	92,900	687,330
#	Nissan Tokyo Sales Holdings Co. Ltd.	526,800	1,800,674
#	Nissei Plastic Industrial Co. Ltd.	270,100	1,574,967
	Nissha Co. Ltd.	515,315	4,416,130
	Nisshin Group Holdings Co. Ltd.	756,000	2,707,320
	Nisshin Oillio Group Ltd.	624,300	21,550,375
	Nisshinbo Holdings, Inc.	2,125,574	12,706,045
	Nissin Corp.	264,403	8,911,093
	Nissui Corp.	1,329,700	8,087,549
	Nitta Corp.	150,696	3,873,924
	Nitta Gelatin, Inc.	108,937	624,375
	Nittetsu Mining Co. Ltd.	291,398	12,672,476
	Nitto Fuji Flour Milling Co. Ltd.	62,500	3,006,736
#	Nitto Kohki Co. Ltd.	55,700	665,695
#	Nitto Seiko Co. Ltd.	496,347	2,056,301
#	Nittoku Co. Ltd.	45,000	639,290
	Noda Corp.	62,800	290,882
	Nojima Corp.	23,400	420,725
	NOK Corp.	913,220	12,619,616
	Noritake Co. Ltd.	423,000	11,024,349
	Noritsu Koki Co. Ltd.	193,400	6,106,998
	Noritz Corp.	283,562	3,486,773
	North Pacific Bank Ltd.	4,002,800	13,994,921
	Nozawa Corp.	15,000	88,099
	NPR-RIKEN Corp.	323,745	5,369,088
	NS United Kaiun Kaisha Ltd.	228,500	6,045,686
	NSK Ltd.	506,200	2,211,130
#	NTN Corp.	8,102,748	12,479,177
	Ogaki Kyoritsu Bank Ltd.	42,030	682,094
#	Ohara, Inc.	53,800	389,478
#	Ohashi Technica, Inc.	183,800	2,530,165
	Oiles Corp.	36,400	544,608
	Oita Bank Ltd.	1,200	28,642
	Okabe Co. Ltd.	290,159	1,803,932

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Okamoto Industries, Inc.	400	$14,102
	Okamoto Machine Tool Works Ltd.	13,800	337,980
	Okasan Securities Group, Inc.	1,185,900	5,295,042
	Oki Electric Industry Co. Ltd.	1,161,985	7,739,129
	Okinawa Financial Group, Inc.	164,682	2,856,581
	OKUMA Corp.	70,900	1,592,878
#	Okumura Corp.	323,000	10,018,423
	Okura Industrial Co. Ltd.	142,449	4,122,801
#	Okuwa Co. Ltd.	235,992	1,506,279
	Onamba Co. Ltd.	6,800	42,814
#	Onoken Co. Ltd.	284,649	2,981,027
#	Orient Corp.	205,152	1,126,232
	Oriental Shiraishi Corp.	791,600	2,085,490
#	Osaka Steel Co. Ltd.	372,200	6,248,585
	Osaki Electric Co. Ltd.	500,360	2,977,983
	OUG Holdings, Inc.	24,500	541,024
	Oyo Corp.	29,500	553,012
#	Pacific Industrial Co. Ltd.	894,924	7,858,766
#	Pack Corp.	26,300	597,770
	PALTAC Corp.	17,200	476,984
	Parker Corp.	31,800	178,105
	Pegasus Co. Ltd.	77,379	257,241
	Pickles Holdings Co. Ltd.	4,595	29,814
	Piolax, Inc.	475,587	7,292,262
	Press Kogyo Co. Ltd.	1,839,600	7,017,716
	Prima Meat Packers Ltd.	21,300	342,831
	Procrea Holdings, Inc.	70,746	809,127
	PS Construction Co. Ltd.	162,129	1,735,604
	Punch Industry Co. Ltd.	14,500	39,986
	Raiznext Corp.	11,000	114,917
	Rasa Corp.	105,200	1,050,174
#	Rasa Industries Ltd.	107,000	2,056,623
	Rengo Co. Ltd.	2,007,500	11,206,857
#*	RENOVA, Inc.	294,445	1,348,742
	Restar Corp.	127,700	2,001,707
#	Retail Partners Co. Ltd.	158,200	1,520,843
#	Rhythm Co. Ltd.	124,300	3,281,214
#	Ricoh Leasing Co. Ltd.	362,000	13,941,041

		Shares	Value»
JAPAN — (Continued)
	Riken Technos Corp.	934,500	$6,567,457
	Rion Co. Ltd.	7,900	131,958
#	Ryobi Ltd.	382,632	5,578,802
#	RYODEN Corp.	368,900	6,247,058
	S Foods, Inc.	39,500	745,940
#	Sac’s Bar Holdings, Inc.	5,800	33,932
	Sakai Chemical Industry Co. Ltd.	256,684	4,519,463
	Sakai Heavy Industries Ltd.	141,200	2,006,363
	Sakata INX Corp.	367,030	4,763,652
	Sala Corp.	669,140	4,285,803
#	San Holdings, Inc.	386,400	3,258,332
	San ju San Financial Group, Inc.	100,700	1,619,379
	San-Ai Obbli Co. Ltd.	688,300	8,082,916
	San-In Godo Bank Ltd.	2,985,500	26,523,748
	Sanki Engineering Co. Ltd.	146,200	3,735,552
	Sanko Gosei Ltd.	363,747	1,554,818
	Sanko Metal Industrial Co. Ltd.	42,500	1,759,710
#	Sankyo Seiko Co. Ltd.	299,500	1,334,358
#	Sankyo Tateyama, Inc.	266,977	1,192,829
	Sankyu, Inc.	13,800	603,971
#	Sanoh Industrial Co. Ltd.	335,100	1,451,250
	Sansei Technologies, Inc.	94,723	838,502
	Sansha Electric Manufacturing Co. Ltd.	176,300	997,917
#	Sanshin Electronics Co. Ltd.	7,400	102,465
	Sanyo Chemical Industries Ltd.	108,900	2,743,526
#	Sanyo Denki Co. Ltd.	80,800	5,552,975
	Sanyo Industries Ltd.	42,000	851,505
	Sanyo Shokai Ltd.	25,900	500,025
	Sanyo Trading Co. Ltd.	150,900	1,484,271
#	Sata Construction Co. Ltd.	14,200	109,094
	Sato Corp.	14,800	214,174
#	Sato Shoji Corp.	236,800	2,441,191
	SAXA, Inc.	66,099	1,399,513
	Scroll Corp.	4,900	35,241
	SEC Carbon Ltd.	19,700	273,265
	Seibu Electric & Machinery Co. Ltd.	5,500	73,109

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Seika Corp.	82,166	$2,528,294
	Seiko Group Corp.	243,264	6,421,366
	Sekisui Jushi Corp.	244,213	3,192,491
	Sekisui Kasei Co. Ltd.	23,397	53,655
	Senshu Ikeda Holdings, Inc.	4,018,444	13,269,886
#	Shibaura Machine Co. Ltd.	218,000	5,503,499
	Shibusawa Logistics Corp.	165,700	3,698,373
	Shibuya Corp.	42,400	920,535
	Shiga Bank Ltd.	163,000	6,554,245
	Shikibo Ltd.	6,370	43,188
	Shikoku Bank Ltd.	263,999	2,194,941
	Shinagawa Refractories Co. Ltd.	527,900	6,088,597
#	Shindengen Electric Manufacturing Co. Ltd.	69,299	1,002,351
#	Shinko Shoji Co. Ltd.	134,200	836,628
	Shinmaywa Industries Ltd.	337,100	3,176,530
	Shinnihon Corp.	492,000	5,685,774
	Shinsho Corp.	345,297	4,551,309
	Shinwa Co. Ltd. (3447 JP)	43,400	220,656
	Shinwa Co. Ltd. (7607 JP)	2,700	57,273
	Shizuoka Gas Co. Ltd.	729,000	6,007,430
	Showa Sangyo Co. Ltd.	113,663	2,406,908
	Sigma Koki Co. Ltd.	4,200	38,799
	Siix Corp.	249,920	1,840,331
	Sinanen Holdings Co. Ltd.	122,900	5,715,269
	Sintokogio Ltd.	276,362	1,610,917
	SK-Electronics Co. Ltd.	18,563	299,382
	SKY Perfect JSAT Holdings, Inc.	2,834,700	22,916,097
#	SMK Corp.	39,549	648,688
#	Soda Nikka Co. Ltd.	155,200	1,118,495
	Sodick Co. Ltd.	161,566	849,157
	Soft99 Corp.	88,100	1,065,787
	Soken Chemical & Engineering Co. Ltd.	172,000	1,828,197
#	Space Co. Ltd.	7,400	56,639
	SPK Corp.	110,236	1,593,945
	Star Mica Holdings Co. Ltd.	72,229	493,433

		Shares	Value»
JAPAN — (Continued)
	Star Micronics Co. Ltd.	67,700	$776,372
	Starzen Co. Ltd.	558,870	4,771,906
	Stella Chemifa Corp.	43,200	1,128,245
	Subaru Enterprise Co. Ltd.	57,900	1,335,479
#	Sugimoto & Co. Ltd.	267,838	3,016,547
#	SUMCO Corp.	231,000	1,592,996
	Sumida Corp.	306,516	2,030,830
#	Suminoe Co. Ltd.	125,300	1,103,922
	Sumitomo Heavy Industries Ltd.	93,800	1,953,086
	Sumitomo Mitsui Construction Co. Ltd.	111,100	393,754
	Sumitomo Osaka Cement Co. Ltd.	438,624	11,978,198
	Sumitomo Riko Co. Ltd.	716,424	8,193,194
	Sumitomo Seika Chemicals Co. Ltd.	136,014	4,536,094
	Sumitomo Warehouse Co. Ltd.	1,113,500	21,628,852
	Sun Frontier Fudousan Co. Ltd.	489,000	6,691,904
*	Suncall Corp.	40,800	90,313
#	Sun-Wa Technos Corp.	260,300	3,856,218
#	Suruga Bank Ltd.	2,652,300	23,493,813
	Suzuken Co. Ltd.	14,738	532,449
	Suzuki Co. Ltd.	212,723	2,406,554
	T RAD Co. Ltd.	66,400	1,782,836
	Tachibana Eletech Co. Ltd.	373,820	6,113,592
#	Tachikawa Corp.	207,261	2,178,277
#	Tachi-S Co. Ltd.	219,100	2,417,056
	Tadano Ltd.	228,000	1,579,601
#	Taihei Dengyo Kaisha Ltd.	242,100	8,279,664
	Taiheiyo Cement Corp.	1,120,921	30,181,204
	Taiheiyo Kouhatsu, Inc.	40,500	191,315
#	Taiho Kogyo Co. Ltd.	109,999	501,493
#	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	6,900	119,712
#	Taiyo Yuden Co. Ltd.	580,415	8,753,967
	Takamatsu Construction Group Co. Ltd.	166,800	3,378,893
	Takano Co. Ltd.	66,100	329,775
	Takaoka Toko Co. Ltd.	225,644	3,628,937

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Takara Holdings, Inc.	88,000	$710,253
	Takara Standard Co. Ltd.	549,853	6,949,603
	Takasago International Corp.	167,510	7,868,401
	Takashima & Co. Ltd.	209,400	1,918,521
	Takashimaya Co. Ltd.	1,738,634	13,405,126
	Take & Give Needs Co. Ltd.	9,500	57,434
#	TAKEBISHI Corp.	70,500	878,623
#	Tamura Corp.	488,839	1,559,306
	Tanabe Engineering Corp.	26,400	398,450
	Tayca Corp.	127,983	1,165,334
#	Tbk Co. Ltd.	221,800	448,808
#	Techno Ryowa Ltd.	220,770	4,406,660
	Teijin Ltd.	1,732,426	14,525,840
#	Teikoku Tsushin Kogyo Co. Ltd.	158,200	2,610,768
#	Tenma Corp.	329,900	8,231,190
	Tera Probe, Inc.	22,599	419,349
	Terasaki Electric Co. Ltd.	19,800	290,807
	Tess Holdings Co. Ltd.	237,600	555,164
	THK Co. Ltd.	139,992	3,448,700
	Tigers Polymer Corp.	212,200	1,293,350
	Toa Corp. (1885 JP)	1,057,400	10,216,034
#	Toa Corp. (6809 JP)	171,267	1,112,424
	TOA ROAD Corp.	430,700	4,605,013
	Toagosei Co. Ltd.	1,643,400	15,461,767
	TOBISHIMA HOLDINGS, Inc.	239,176	3,008,356
	TOC Co. Ltd.	34,600	153,067
	Toda Corp.	1,960,100	12,487,635
	Toenec Corp.	1,081,700	8,566,566
	Togami Electric Manufacturing Co. Ltd.	13,600	329,872
	Toho Bank Ltd.	906,645	2,236,305
	Toho Holdings Co. Ltd.	36,600	1,196,506
#	Tohoku Bank Ltd.	45,014	338,821
#	Tokai Carbon Co. Ltd.	699,771	4,515,474
	Tokai Corp.	87,663	1,289,336
	Tokai Rika Co. Ltd.	915,900	13,641,039
	Tokai Tokyo Financial Holdings, Inc.	2,609,765	8,619,655
#	Tokushu Tokai Paper Co. Ltd.	162,281	4,239,121
	Tokuyama Corp.	990,067	20,209,648
#	Tokyo Energy & Systems, Inc.	510,410	4,030,983

		Shares	Value»
JAPAN — (Continued)
	Tokyo Kiraboshi Financial Group, Inc.	337,888	$13,356,374
	Tokyo Rope Manufacturing Co. Ltd.	165,300	1,402,863
#	Tokyo Sangyo Co. Ltd.	298,700	1,450,967
	Tokyo Steel Manufacturing Co. Ltd.	48,800	551,772
#	Tokyo Tekko Co. Ltd.	125,300	4,884,033
	Tokyu Construction Co. Ltd.	235,500	1,367,301
	Toli Corp.	945,900	3,234,219
#	Tomato Bank Ltd.	37,100	306,872
#	Tomen Devices Corp.	17,800	665,155
#	Tomoe Corp.	641,900	6,675,830
#	Tomoe Engineering Co. Ltd.	284,700	2,756,787
#	Tomoku Co. Ltd.	236,964	4,060,922
	TOMONY Holdings, Inc.	617,786	2,367,304
	Topre Corp.	357,299	4,365,616
	Topy Industries Ltd.	141,499	2,051,016
	Tosho Co. Ltd.	63,999	246,212
	Towa Bank Ltd.	245,202	1,052,344
	Towa Pharmaceutical Co. Ltd.	144,440	2,680,205
#	Toyo Construction Co. Ltd.	672,100	6,304,405
#	Toyo Engineering Corp.	153,710	725,718
#	Toyo Innovex Co. Ltd.	201,600	815,177
	Toyo Kanetsu KK	89,500	2,223,762
	Toyo Logistics Co. Ltd.	1,499	15,387
	Toyo Tanso Co. Ltd.	31,175	876,085
	Toyo Tire Corp.	1,301,392	24,331,859
	Toyo Wharf & Warehouse Co. Ltd.	46,799	417,838
#	Toyobo Co. Ltd.	669,173	4,151,429
	Toyoda Gosei Co. Ltd.	318,601	6,117,667
	Toyota Boshoku Corp.	172,700	2,478,026
#	TPR Co. Ltd.	269,471	4,013,139
	Trinity Industrial Corp.	12,100	90,047
	Trusco Nakayama Corp.	21,300	317,775
	TS Tech Co. Ltd.	1,148,500	12,981,159
	TSI Holdings Co. Ltd.	639,005	4,808,876

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tsubakimoto Chain Co.	1,239,716	$15,060,468
#	Tsubakimoto Kogyo Co. Ltd.	66,100	1,001,733
	Tsukishima Holdings Co. Ltd.	462,530	6,491,355
	Tsukuba Bank Ltd.	224,867	379,221
	Tsumura & Co.	23,200	697,648
	Tsurumi Manufacturing Co. Ltd.	191,300	4,439,301
	TV Asahi Holdings Corp.	168,700	3,068,457
	Tv Tokyo Holdings Corp.	135,800	3,775,571
	TYK Corp.	479,200	1,649,977
	UACJ Corp.	649,269	21,905,258
	UBE Corp.	1,658,555	24,333,396
	Ueki Corp.	28,500	379,148
#	Unipres Corp.	308,239	2,165,677
	United Super Markets Holdings, Inc.	266,800	1,715,949
#	Urbanet Corp. Co. Ltd.	73,700	236,910
	Ushio, Inc.	19,400	233,341
	V Technology Co. Ltd.	7,800	109,933
	Valor Holdings Co. Ltd.	350,830	6,138,317
	Vital KSK Holdings, Inc.	122,900	1,131,330
	VT Holdings Co. Ltd.	197,564	699,106
#	Wakachiku Construction Co. Ltd.	155,900	4,359,170
	Wakita & Co. Ltd.	832,300	10,284,756
	Warabeya Nichiyo Holdings Co. Ltd.	168,068	2,599,554
	Wellneo Sugar Co. Ltd.	177,200	2,936,276
	Wood One Co. Ltd.	26,275	162,496
	World Co. Ltd.	278,500	5,173,321
	World Holdings Co. Ltd.	1,100	15,411
	Wowow, Inc.	8,300	59,770
#	Xebio Holdings Co. Ltd.	196,846	1,795,794
#	Yahagi Construction Co. Ltd.	248,700	2,530,123
	YAMABIKO Corp.	395,545	5,919,378
#	Yamae Group Holdings Co. Ltd.	20,736	376,131
	Yamaguchi Financial Group, Inc.	230,247	2,720,216
#	Yamatane Corp.	203,099	6,390,197

		Shares	Value»
JAPAN — (Continued)
#	Yamato Corp.	337,500	$3,897,137
	Yamaya Corp.	55,400	1,115,090
#	Yamazen Corp.	219,500	2,158,218
#	Yasuda Logistics Corp.	320,600	3,817,423
	Yellow Hat Ltd.	503,600	4,799,437
	Yodogawa Steel Works Ltd.	437,300	17,705,423
	Yokogawa Bridge Holdings Corp.	214,000	3,920,687
#	Yokorei Co. Ltd.	969,700	5,792,063
	Yokowo Co. Ltd.	84,800	726,662
	Yondenko Corp.	473,600	4,465,729
#	Yorozu Corp.	102,207	733,109
#	Yotai Refractories Co. Ltd.	99,100	1,233,140
	Yuasa Funashoku Co. Ltd.	39,299	1,113,943
	Yuasa Trading Co. Ltd.	47,000	1,438,325
	Yuken Kogyo Co. Ltd.	7,800	131,581
	Yurtec Corp.	1,000,000	12,912,884
	Yushiro, Inc.	158,700	2,101,579
	Yutaka Giken Co. Ltd.	15,500	234,938
	Zacros Corp.	66,600	1,846,781
	Zeon Corp.	590,900	5,794,494

TOTAL JAPAN			3,105,830,830

LIECHTENSTEIN — (0.2%)
	Liechtensteinische Landesbank AG	203,389	18,673,887
	VP Bank AG, Class A	55,918	5,574,873

TOTAL LIECHTENSTEIN			24,248,760

LUXEMBOURG — (0.5%)
	Aperam SA	780,246	22,703,151
Ω	B&S Group SARL	9,819	64,699
Ω	Befesa SA	290,201	8,824,167
	d’Amico International Shipping SA	707,426	2,623,667
#	RTL Group SA	171,430	7,030,439
#	SES SA	5,081,449	26,941,830

TOTAL LUXEMBOURG			68,187,953

MONACO — (0.0%)
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	1,285	148,219

NETHERLANDS — (2.5%)
	Aalberts NV	178,040	5,912,107
	Acomo NV	41,689	1,024,600

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
#	AMG Critical Materials NV	75,719	$1,349,578
	Ariston Holding NV	173,233	781,153
#	Brembo NV	22,153	207,146
#	Brunel International NV	51,510	543,386
	Cementir Holding NV	1,272,630	20,865,523
	Corbion NV	82,135	1,756,491
	COSMO Pharmaceuticals NV	12,172	705,901
	Flow Traders Ltd.	101,509	3,005,553
	ForFarmers NV	366,731	1,750,123
#	Fugro NV	690,178	8,094,140
	Iveco Group NV	2,625,170	41,939,952
*Ω	Just Eat Takeaway.com NV (TKWY NA)	144,987	3,173,055
#	Kendrion NV	8,276	96,367
	Koninklijke BAM Groep NV	5,445,668	36,887,818
	Koninklijke Heijmans NV	587,961	30,114,794
	Koninklijke Vopak NV	589,852	24,390,776
	MFE-MediaForEurope NV (MFEA IM), Class A	2,066,673	7,517,070
#	MFE-MediaForEurope NV (MFEB IM), Class B	694,801	3,381,475
	RHI Magnesita NV	19,239	803,538
	SBM Offshore NV	3,105,767	65,295,869
Ω	Signify NV	2,003,259	41,525,700
#	Sligro Food Group NV	74,224	1,002,623
	Van Lanschot Kempen NV	172,348	10,062,968

TOTAL NETHERLANDS			312,187,706

NEW ZEALAND — (0.1%)
	Air New Zealand Ltd.	1,008,574	347,553
#	Chorus Ltd. (CNU NZ)	475,234	2,241,345
#	Colonial Motor Co. Ltd.	247,107	1,000,299
*	Fletcher Building Ltd. (FBU NZ)	544,782	991,903
	Genesis Energy Ltd.	73,617	96,198
*	KMD Brands Ltd.	1,707,717	333,672
	Millennium & Copthorne Hotels New Zealand Ltd.	806,695	1,334,285
#	NZME Ltd. (NZM AU)	1,012,279	628,239

		Shares	Value»
NEW ZEALAND — (Continued)
	PGG Wrightson Ltd.	121,001	$138,114
*††	RPNZ Ltd.	832,183	0
*	Ryman Healthcare Ltd.	182,676	239,607
	Sanford Ltd.	824,750	2,243,567
	SKY Network Television Ltd.	1,100,907	1,613,209
	SKYCITY Entertainment Group Ltd.	26,814	18,205
	Summerset Group Holdings Ltd.	98,347	629,346

TOTAL NEW ZEALAND			11,855,542

NORWAY — (0.6%)
*	Akastor ASA	421,923	453,993
	AMSC ASA	696,766	1,790,564
*	Archer Ltd.	24,324	47,865
	Austevoll Seafood ASA	194,499	1,832,345
#Ω	Avance Gas Holding Ltd.	195,461	73,875
	B2 Impact ASA	1,942,737	2,127,586
	Bonheur ASA	167,221	3,872,080
	BW Offshore Ltd.	1,218,543	3,339,553
*	Cloudberry Clean Energy ASA	12,999	15,546
	DNO ASA	6,867,441	7,832,477
*Ω	Elkem ASA	1,753,028	3,083,710
#	FLEX LNG Ltd. (FLNG NO)	2,529	61,015
#	Golden Ocean Group Ltd.	42,194	325,304
*	Hexagon Composites ASA	64,018	115,441
#	Hoegh Autoliners ASA	124,720	1,003,814
Ω	Klaveness Combination Carriers ASA	64,644	375,323
#*	Kongsberg Automotive ASA	2,330,915	302,876
*	LINK Mobility Group Holding ASA	462,779	1,089,765
	MPC Container Ships ASA	5,283,444	7,812,908
#*Ω	Norske Skog ASA	393,469	686,868
*	Northern Ocean Ltd.	77,255	43,719
*	NRC Group ASA	53,462	25,419
	Odfjell Drilling Ltd.	1,919,859	9,993,403
#	Odfjell SE, Class A	315,938	2,980,979
	Panoro Energy ASA	354,123	774,086
	Pareto Bank ASA	93,962	666,961
*Ω	Scatec ASA	275,485	2,102,404

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Sea1 offshore, Inc.	436,026	$824,810
	Selvaag Bolig ASA	14,297	47,989
#*Ω	Shelf Drilling Ltd.	746,135	338,130
#††	Solstad Maritime Holding AS	26,825	19,339
	Sparebank 1 Oestlandet	87,879	1,463,501
	SpareBank 1 Sor-Norge ASA	23,192	370,081
	Sparebanken More	26,499	254,707
	Sparebanken Sor	1,413	27,646
	Stolt-Nielsen Ltd.	179,294	4,025,525
	TGS ASA	609,017	4,542,301
	Wilh Wilhelmsen Holding ASA, Class A	191,851	7,149,519

TOTAL NORWAY			71,893,427

PORTUGAL — (0.7%)
	Banco Comercial Portugues SA, Class R	104,650,714	66,934,423
	Semapa-Sociedade de Investimento e Gestao	30,029	562,854
	Sonae SGPS SA	10,400,396	13,207,833

TOTAL PORTUGAL			80,705,110

SINGAPORE — (0.6%)
	Banyan Tree Holdings Ltd.	2,885,600	716,809
	Bonvests Holdings Ltd.	1,274,180	903,547
	Bukit Sembawang Estates Ltd.	99,500	269,684
Ω	BW LPG Ltd.	508,926	5,112,434
#	China Aviation Oil Singapore Corp. Ltd.	1,862,000	1,212,141
	Chuan Hup Holdings Ltd.	3,865,400	474,470
*	COSCO Shipping International Singapore Co. Ltd.	2,364,100	226,366
*	Del Monte Pacific Ltd.	916,400	47,114
#*††	Ezra Holdings Ltd.	12,978,893	0
	Far East Orchard Ltd.	3,345,807	2,609,058
	First Resources Ltd.	168,900	195,414
#	First Sponsor Group Ltd.	1,045,655	853,285
	Geo Energy Resources Ltd.	2,612,300	711,377

		Shares	Value»
SINGAPORE — (Continued)
	Golden Agri-Resources Ltd.	54,366,200	$9,993,707
	GP Industries Ltd.	118,808	43,012
	GuocoLand Ltd.	2,651,700	2,862,657
	Haw Par Corp. Ltd.	333,600	3,311,530
	Hiap Hoe Ltd.	65,200	25,619
	Ho Bee Land Ltd.	5,392,300	7,429,756
#	Hong Fok Corp. Ltd.	5,107,660	2,873,742
	Hong Leong Asia Ltd.	3,070,800	2,567,949
	Hong Leong Finance Ltd.	1,148,400	2,265,332
	Hotel Grand Central Ltd.	2,704,349	1,438,030
	Hutchison Port Holdings Trust	30,240,800	4,501,978
#*††	Hyflux Ltd.	5,949,038	0
	Indofood Agri Resources Ltd.	423,200	101,978
	InnoTek Ltd.	62,100	18,750
	ISDN Holdings Ltd.	108,155	26,156
*††	Jurong Technologies Industrial Corp. Ltd.	3,391,000	0
	Low Keng Huat Singapore Ltd.	275,800	63,287
	Metro Holdings Ltd.	5,608,360	1,588,844
*††	Midas Holdings Ltd.	29,676,800	0
	Netlink NBN Trust	945,600	662,230
#	Olam Group Ltd.	361,200	267,372
	OUE Ltd.	2,396,000	1,724,373
	PSC Corp. Ltd.	3,464,343	914,612
	QAF Ltd.	3,152,608	2,016,221
*	Rex International Holding Ltd.	773,300	70,569
#	Samudera Shipping Line Ltd.	581,500	369,835
	SIIC Environment Holdings Ltd. (SIIC SP)	1,420,500	175,570
	Sinarmas Land Ltd.	387,100	93,431
	Sing Holdings Ltd.	1,587,200	414,225
	Sing Investments & Finance Ltd.	264,900	216,856
	Singapore Land Group Ltd.	1,944,021	2,981,415
#	Singapore Post Ltd.	3,134,400	1,371,781
	Singapura Finance Ltd.	209,700	109,075
	Stamford Land Corp. Ltd.	6,012,967	1,620,067
#*††	Swiber Holdings Ltd.	10,173,200	0
	Tiong Woon Corp. Holding Ltd.	2,088,950	929,884

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Tuan Sing Holdings Ltd.	10,972,730	$2,099,882
	UOB-Kay Hian Holdings Ltd.	556,125	767,697
	UOL Group Ltd.	5,900	26,100
	Valuetronics Holdings Ltd.	329,900	161,950
	Wee Hur Holdings Ltd.	1,200,300	482,177
	Wing Tai Holdings Ltd.	5,565,754	4,985,064
	Yeo Hiap Seng Ltd.	323,363	138,671

TOTAL SINGAPORE			75,043,083

SPAIN — (4.6%)
	Acciona SA	17,279	2,517,953
	Acerinox SA	2,991,438	33,807,090
*††	Adveo Group International SA	15,262	0
Ω	Aedas Homes SA	86,095	2,778,553
	Almirall SA	61,711	684,730
	Atresmedia Corp. de Medios de Comunicacion SA	263,561	1,663,835
	Banco de Sabadell SA	91,690,363	267,532,674
	Bankinter SA	8,510,790	99,141,652
#	Corp. ACCIONA Energias Renovables SA	179,971	3,364,236
#	Ebro Foods SA	1,354,884	26,464,053
#	EDP Renovaveis SA	254,921	2,387,272
#	Elecnor SA	23,703	508,156
	Enagas SA	340,538	5,309,617
#	Ence Energia y Celulosa SA	296,152	955,044
	Ercros SA	2,572,637	8,707,561
#Ω	Gestamp Automocion SA	1,281,210	3,827,169
*	Grifols SA	610,541	5,780,982
#	Grupo Catalana Occidente SA	680,629	37,906,074
	Iberpapel Gestion SA (IBG SM)	64,589	1,490,973
	Mapfre SA	12,199,465	43,430,092
#Ω	Neinor Homes SA	229,357	3,992,526
*	Solaria Energia y Medio Ambiente SA	62,859	473,802
	Tubacex SA	1,149,209	4,739,369
#Ω	Unicaja Banco SA	8,554,606	16,305,511
	Vocento SA	678,452	535,470

TOTAL SPAIN			574,304,394

		Shares	Value»
SWEDEN — (2.8%)
Ω	AcadeMedia AB	993,967	$8,179,039
	AFRY AB	662,807	11,482,751
Ω	Alimak Group AB	536,764	6,793,571
#	Alleima AB	1,053,226	8,280,806
#	Alligo AB, Class B	309,371	3,532,423
Ω	Ambea AB	718,795	8,683,434
	Arise AB	7,554	26,971
#	Arjo AB, Class B	2,838,212	9,508,165
Ω	Attendo AB	1,279,622	8,710,926
	Bergman & Beving AB	357,549	10,855,238
	Betsson AB, Class B	1,100,884	19,253,430
	Billerud Aktiebolag	449,738	4,745,650
Ω	Bravida Holding AB	13,230	126,066
	Bulten AB	173,893	1,062,014
	Bure Equity AB	393,507	13,258,371
	Byggmax Group AB	880,413	4,347,984
#*	Cint Group AB	676,465	510,364
	Cloetta AB, Class B	2,437,041	7,089,842
Ω	Coor Service Management Holding AB	69,933	281,677
Ω	Dometic Group AB	1,158,019	4,174,940
#	Elanders AB, Class B	139,356	775,805
	Elekta AB, Class B	138,233	703,899
#	Fagerhult Group AB	180,613	780,590
#	Fasadgruppen Group AB	28,326	57,086
	G5 Entertainment AB	2,658	35,849
	Granges AB	2,206,299	27,558,078
	Hanza AB	10,423	77,213
#*	Hexatronic Group AB	665,626	1,761,355
*Ω	Hoist Finance AB	942,228	8,458,684
*	Humana AB	299,583	1,266,730
	Inwido AB	1,052,133	22,297,537
	ITAB Shop Concept AB	177,414	466,678
	JM AB	926,548	14,781,886
	Kabe Group AB, Class B	1,549	39,927
#	KNOW IT AB	96,346	1,439,571
	Lindab International AB	820,616	17,253,183
	Loomis AB	541,445	22,535,713
	MEKO AB	656,351	8,618,071
*	Modern Times Group MTG AB, Class B	504,533	6,044,895
	Momentum Group AB	92,180	1,522,056
	NCC AB, Class B	609,877	11,354,354
	New Wave Group AB, Class B	1,166,229	14,270,958
#*	Nobia AB	727,261	250,985
*	Norion Bank AB	545,598	2,221,044
	Peab AB, Class B	2,108,061	17,535,016
	Ratos AB, Class B	2,820,309	9,625,136

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Rejlers AB	10,104	$187,540
*	Rottneros AB	1,485,724	923,815
	Scandi Standard AB	91,448	833,219
*	Sdiptech AB, Class B	76,535	1,714,037
*	Sensys Gatso Group AB	15,937	70,195
*Ω	Sinch AB	3,716,802	8,640,714
*	Stillfront Group AB	188,855	96,825
	Storskogen Group AB, Class B	6,095,557	8,031,053
	VBG Group AB, Class B	70,679	1,978,545
	Vitrolife AB	58,862	958,046

TOTAL SWEDEN			346,069,950

SWITZERLAND — (5.5%)
#	Adecco Group AG	1,358,127	35,346,886
	Allreal Holding AG	207,730	45,771,231
	Arbonia AG	824,926	6,260,094
#	Autoneum Holding AG	56,038	8,398,470
	Banque Cantonale de Geneve	35,289	10,574,044
	Banque Cantonale du Jura SA	3,334	246,296
	Bell Food Group AG	35,543	11,435,545
#	Bellevue Group AG	6,424	66,846
	Berner Kantonalbank AG	52,350	16,100,677
	Bucher Industries AG	13,139	5,675,050
#	Bystronic AG	5,283	1,612,797
	Carlo Gavazzi Holding AG	8,949	2,109,011
	Cembra Money Bank AG	184,921	22,321,582
*	Cicor Technologies Ltd.	21,958	2,961,025
	Cie Financiere Tradition SA	16,344	4,322,110
#	Clariant AG	1,860,441	20,823,964
	EFG International AG	1,976,447	29,900,328
#*	Feintool International Holding AG	60,569	815,541
	Flughafen Zurich AG	20,622	5,196,386
	Forbo Holding AG	1,343	1,288,544
*	GAM Holding AG	755,916	95,828
*	Gurit Holding AG, Class BR	6,198	97,576
	Helvetia Holding AG	307,135	67,753,219
	Huber & Suhner AG	16,122	1,418,624
	Implenia AG	306,846	17,354,425
	Investis Holding SA	18,803	2,769,155
	Jungfraubahn Holding AG	29,903	7,192,290

		Shares	Value»
SWITZERLAND — (Continued)
*	Komax Holding AG	2,208	$274,700
*	Kudelski SA	13,098	19,105
	Landis & Gyr Group AG	297,832	19,155,681
	Luzerner Kantonalbank AG	177,541	15,008,771
#Ω	Medmix AG	25,495	318,998
#	Meier Tobler Group AG	583	24,516
#	Metall Zug AG, Class B	1,370	1,707,605
	Mikron Holding AG	3,236	62,831
	Mobimo Holding AG	121,734	47,018,722
*Ω	Montana Aerospace AG	48,380	966,181
	Naturenergie Holding AG	30,627	1,201,836
	OC Oerlikon Corp. AG Pfaffikon	1,431,407	6,072,234
	Orell Fuessli AG	244	28,962
	Phoenix Mecano AG	8,217	4,231,755
#	Rieter Holding AG	31,000	2,640,930
	Schweiter Technologies AG	6,049	2,787,601
	Siegfried Holding AG	574,330	68,377,750
#	Softwareone Holding AG	35,876	248,341
#	St. Galler Kantonalbank AG	51,311	30,910,272
#	Swatch Group AG (UHR SW)	21,073	3,657,054
#	Swatch Group AG (UHRN SW)	13,879	482,365
	Swiss Prime Site AG	448,984	63,309,445
	Tecan Group AG	7,831	1,525,158
	Thurgauer Kantonalbank	11,153	1,959,605
	TX Group AG	12,506	2,813,447
	Valiant Holding AG	60,803	8,954,941
	Vaudoise Assurances Holding SA	22,526	16,434,735
	Vetropack Holding AG	128,318	4,432,195
	Vontobel Holding AG	338,564	24,465,844
	V-ZUG Holding AG	18,899	1,591,468
	Walliser Kantonalbank	18,912	2,839,822
	Zehnder Group AG	118,320	7,876,220
	Zug Estates Holding AG, Class B	799	2,053,571
	Zuger Kantonalbank	417	4,290,664

TOTAL SWITZERLAND			675,650,869

UNITED KINGDOM — (11.0%)
#	Aberdeen Group PLC	9,094,346	17,961,393

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Allfunds Group PLC	848,461	$4,789,924
#*	Alliance Pharma PLC	315,021	271,602
	Anglo-Eastern Plantations PLC	367,881	3,738,644
	Ashmore Group PLC	1,121,206	2,166,669
#*Ω	Aston Martin Lagonda Global Holdings PLC	8,065	7,270
	Atalaya Mining Copper SA	245,935	1,199,289
*	Auction Technology Group PLC	331,142	2,578,704
Ω	Bakkavor Group PLC	2,597,844	5,968,048
	Balfour Beatty PLC	8,689,209	53,146,453
	Bellway PLC	2,214,562	79,506,611
	Berkeley Group Holdings PLC	314,944	17,556,014
	Bloomsbury Publishing PLC	449,494	3,576,644
	Bodycote PLC	2,372,260	15,087,174
	Breedon Group PLC	1,543,693	8,881,219
	Burford Capital Ltd.	536,142	7,337,646
*	Camellia PLC	434	27,160
*	Capita PLC	155,419	381,185
	Capital Ltd.	127,318	114,473
	Capricorn Energy PLC	1,140,354	3,774,764
	Card Factory PLC	3,614,391	4,580,806
#	Carr’s Group PLC	661,529	1,125,985
	Castings PLC	476,009	1,626,600
	Central Asia Metals PLC	1,506,179	3,090,528
	Chemring Group PLC	628,689	3,358,049
	Chesnara PLC	1,110,967	3,813,578
*	Close Brothers Group PLC	1,099,454	4,781,195
	Conduit Holdings Ltd.	259,208	1,193,156
	Costain Group PLC	467,558	684,836
	Crest Nicholson Holdings PLC	2,834,871	6,827,929
*	Currys PLC	5,538,515	8,208,297
*	De La Rue PLC	97,420	168,059
*	DFS Furniture PLC	664,096	1,293,796
	Direct Line Insurance Group PLC	5,746,086	21,702,970
	Diversified Energy Co. PLC (DEC LN)	1,537	19,357
	Drax Group PLC	4,348,698	35,872,203
	Ecora Resources PLC	1,520,075	1,107,935
	Elementis PLC	7,653,595	12,864,352
*	EnQuest PLC	18,772,042	3,411,964
	Epwin Group PLC	229,279	282,831
	Essentra PLC	1,001,509	1,203,814

		Shares	Value»
UNITED KINGDOM — (Continued)
	Firstgroup PLC	11,068,936	$25,531,635
#	Flowtech Fluidpower PLC	70,616	50,479
	Foxtons Group PLC	2,507,790	1,981,487
*	Frasers Group PLC	2,392,687	21,156,206
	Fuller Smith & Turner PLC, Class A	10,187	76,487
	Future PLC	713,726	6,787,607
	Galliford Try Holdings PLC	552,315	2,873,196
	GB Group PLC	122,007	399,850
*	Genel Energy PLC	30,213	22,198
	Genuit Group PLC	385,396	1,962,552
*	Georgia Capital PLC	198,291	4,296,093
	Grainger PLC	8,280,203	23,755,468
*	Griffin Mining Ltd.	11,516	29,345
#	Gulf Keystone Petroleum Ltd.	1,891,433	3,876,140
*	Gulf Marine Services PLC	644,968	147,107
*Ω	Gym Group PLC	7,592	14,636
	H&T Group PLC	84,898	462,630
	Halfords Group PLC	3,158,066	6,537,121
	Hargreaves Services PLC	18,548	151,630
	Harworth Group PLC	412,630	966,633
	Headlam Group PLC	381,071	399,749
	Helical PLC	756,659	2,179,720
#	Henry Boot PLC	1,192,226	3,464,573
	Hiscox Ltd.	599,347	8,820,988
*	Hochschild Mining PLC	2,027,898	7,636,446
	Hunting PLC	1,436,880	4,957,781
Ω	Ibstock PLC	1,971,853	4,736,383
	IG Group Holdings PLC	1,074,142	15,309,717
	International Distribution Services PLC	5,306,434	25,932,368
#	International Paper Co.	117,917	5,364,142
	International Personal Finance PLC	1,762,429	3,284,678
	Investec PLC	148,240	930,822
	iomart Group PLC	43,211	14,507
	Ithaca Energy PLC	36,540	64,864
	ITV PLC	5,028,219	5,419,376
*	James Fisher & Sons PLC	43,951	177,574
#*	John Wood Group PLC	2,015,895	496,081
	Johnson Matthey PLC	1,243,239	21,405,435

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Jupiter Fund Management PLC	3,614,285	$3,493,606
	Just Group PLC	1,094,802	2,064,989
	Keller Group PLC	1,423,361	27,103,940
	Kier Group PLC	3,423,858	6,656,728
	Kingfisher PLC	1,511,194	5,808,267
	Lancashire Holdings Ltd.	1,066,129	8,024,859
	Lion Finance Group PLC	848,550	68,064,644
	LSL Property Services PLC	6,233	23,239
	Macfarlane Group PLC	116,320	160,939
	Marks & Spencer Group PLC	15,740,689	81,797,184
	Marshalls PLC	871,957	3,270,290
*	Marston’s PLC	5,036,553	2,423,688
	Mears Group PLC	1,679,351	8,693,143
*	Mitchells & Butlers PLC	4,887,249	16,219,167
	MJ Gleeson PLC	574,735	3,888,550
*	Mobico Group PLC	3,948,062	1,639,389
	Morgan Advanced Materials PLC	152,444	400,257
	Morgan Sindall Group PLC	61,103	2,888,297
	MP Evans Group PLC	98,998	1,336,204
	Norcros PLC	227,975	738,788
Ω	On the Beach Group PLC	399,757	1,412,743
	OSB Group PLC	6,222,112	39,549,288
	Pan African Resources PLC	3,447,514	2,045,051
	Paragon Banking Group PLC	6,508,032	73,521,725
	Persimmon PLC	2,556,373	44,240,513
	Pets at Home Group PLC	7,392,011	23,411,312
	Pharos Energy PLC	997,016	253,241
*	Pinewood Technologies Group PLC	688,367	3,322,857
*	Playtech PLC	4,887,140	49,596,438
	Pollen Street Group Ltd.	20,306	198,253
	Premier Foods PLC	16,958,900	44,961,666
Ω	Quilter PLC	17,015,407	30,616,535
	Rathbones Group PLC	43,734	920,747
	Reach PLC	4,486,004	4,547,397
	Renewi PLC	480,866	5,519,200
#	Ricardo PLC	134,609	441,846

		Shares	Value»
UNITED KINGDOM — (Continued)
	RWS Holdings PLC	472,639	$422,330
	S&U PLC	7,969	152,345
#*	S4 Capital PLC	225,209	81,635
Ω	Sabre Insurance Group PLC	189,788	319,969
*	Saga PLC	512,034	894,432
	Secure Trust Bank PLC	23,209	183,454
	Senior PLC	3,156,958	5,830,146
	Serco Group PLC	385,046	883,668
	Serica Energy PLC	807,365	1,370,491
	Severfield PLC	1,920,552	615,457
#*	SIG PLC	4,946,831	1,026,402
*	Sigmaroc PLC	18,641	22,577
	Speedy Hire PLC	8,626,685	2,258,717
Ω	Spire Healthcare Group PLC	4,754,347	12,292,989
	SThree PLC	153,328	498,484
	Taylor Wimpey PLC	11,655,862	18,314,943
	TBC Bank Group PLC	400,294	25,316,399
#	TORM PLC, Class A	396,231	6,603,631
	TP ICAP Group PLC	7,646,241	26,256,738
	Travis Perkins PLC	2,953,340	22,045,408
	Treatt PLC	11,806	40,238
	Trifast PLC	319,768	285,203
	TT Electronics PLC	1,880,850	1,832,264
	Vertu Motors PLC	3,967,159	3,265,691
	Vesuvius PLC	6,298,472	28,768,883
*	Vistry Group PLC	6,404,404	53,995,168
	Vp PLC	275,589	2,169,164
*Ω	Watches of Switzerland Group PLC	34,806	165,600
	Whitbread PLC	87,733	3,047,057
#	Young & Co.’s Brewery PLC (YNGA LN), Class A	69,767	820,254
	Zigup PLC	4,518,972	18,868,934

TOTAL UNITED KINGDOM			1,364,866,481

UNITED STATES — (0.0%)
*	ADTRAN Holdings, Inc	348,855	2,674,190
	Alcoa Corp., CDI	3,245	80,879
Ω	Coronado Global Resources, Inc., CDI	696,043	86,810

TOTAL UNITED STATES			2,841,879

TOTAL COMMON STOCKS			11,785,784,584

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
	Draegerwerk AG & Co. KGaA, 3.010%	26,622	$1,814,028
	Jungheinrich AG, 2.370%	235,400	8,555,093
	Sixt SE, 6.712%	26,886	1,790,622
	STO SE & Co. KGaA, 3.994%	25,064	3,584,416

TOTAL GERMANY			15,744,159

RIGHTS/WARRANTS — (0.0%)

HONG KONG — (0.0%)
*	CSI Properties Ltd. Warrants 04/07/2027	4,527,273	7,589

ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	347,241	0

	Shares	Value»
PORTUGAL — (0.0%)
#* EDP Renovaveis SA Rights 05/07/2025	198,929	$20,282

TOTAL RIGHTS/WARRANTS		27,871

TOTAL INVESTMENT SECURITIES (Cost $8,391,709,300)		11,801,556,614

		Value†

SECURITIES LENDING COLLATERAL — (4.6%)
@§ The DFA Short Term Investment Fund	49,512,520	572,612,293

TOTAL INVESTMENTS — (100.0%) (Cost $8,964,373,865)		$12,374,168,907

As of April 30, 2025, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	546	06/20/25	$149,549,311	$152,525,100	$2,975,789

Total Futures Contracts			$149,549,311	$152,525,100	$2,975,789

As of April 30, 2025, the value of Rule 144A securities amounted to $335,115,290 or 2.8% of net assets.

Summary of the Portfolio’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$794,004,659	$27,032	$794,031,691
Austria	—	108,870,472	—	108,870,472
Belgium	—	168,088,601	—	168,088,601
Canada	$1,238,951,657	20,733,747	7,832	1,259,693,236
Denmark	—	426,850,256	—	426,850,256
Finland	—	254,969,758	—	254,969,758
France	—	457,067,972	—	457,067,972
Germany	—	459,408,060	—	459,408,060
Greenland	—	169,274	—	169,274
Hong Kong	—	193,592,101	166,483	193,758,584

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Ireland	—	$88,155,810	—	$88,155,810
Israel	$241,292	105,130,881	—	105,372,173
Italy	—	755,514,494	—	755,514,494
Japan	—	3,105,830,830	—	3,105,830,830
Liechtenstein	—	24,248,760	—	24,248,760
Luxembourg	—	68,187,953	—	68,187,953
Monaco	—	148,219	—	148,219
Netherlands	—	312,187,706	—	312,187,706
New Zealand	—	11,855,542	—	11,855,542
Norway	—	71,874,088	$19,339	71,893,427
Portugal	—	80,705,110	—	80,705,110
Singapore	—	75,043,083	—	75,043,083
Spain	—	574,304,394	—	574,304,394
Sweden	—	346,069,950	—	346,069,950
Switzerland	—	675,650,869	—	675,650,869
United Kingdom	—	1,364,866,481	—	1,364,866,481
United States	—	2,841,879	—	2,841,879
Preferred Stocks
Germany	—	15,744,159	—	15,744,159
Rights/Warrants
Hong Kong	—	7,589	—	7,589
Portugal	—	20,282	—	20,282
Securities Lending Collateral	—	572,612,293	—	572,612,293

Total Investments in Securities	$1,239,192,949	$11,134,755,272	$220,686<>	$12,374,168,907

Financial Instruments
Assets
Futures Contracts**	2,975,789	—	—	2,975,789

Total Financial Instruments	$2,975,789	—	—	$2,975,789

** Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.5%)
AUSTRALIA — (5.9%)
	Accent Group Ltd.	418,902	$497,161
	Acrow Ltd.	335,424	223,329
#	Adairs Ltd.	123,109	186,180
*	Ainsworth Game Technology Ltd.	31,523	19,336
*	Alkane Resources Ltd.	374,997	192,962
*	Alliance Aviation Services Ltd.	59,799	105,019
	ALS Ltd.	21,204	232,660
#*	AMA Group Ltd.	1,923,960	76,279
	Amotiv Ltd.	138,052	684,549
	AMP Ltd.	1,395,553	1,152,666
*	Amplitude Energy Ltd.	1,697,314	200,807
	Ampol Ltd.	89,582	1,360,232
	Ansell Ltd.	60,760	1,178,717
	ANZ Group Holdings Ltd.	120,660	2,307,291
#*	Arafura Rare Earths Ltd. (ARU AU)	281,678	36,871
#	ARB Corp. Ltd.	31,410	632,975
	Aristocrat Leisure Ltd.	69,331	2,961,061
#	ARN Media Ltd.	200,589	71,856
	ASX Ltd.	1,336	60,497
	AUB Group Ltd.	17,803	363,528
#*	Aurelia Metals Ltd.	1,541,009	290,073
	Aurizon Holdings Ltd.	1,179,100	2,308,340
	Aussie Broadband Ltd.	105,298	276,632
*	Austal Ltd.	314,822	1,066,627
#	Austin Engineering Ltd.	207,907	58,060
#*	Australian Agricultural Co. Ltd.	175,967	161,340
	Australian Clinical Labs Ltd.	145,644	290,784
#	Australian Ethical Investment Ltd.	65,952	218,828
#	Australian Finance Group Ltd.	130,244	151,788
#*	Australian Strategic Materials Ltd.	76,789	31,326
#	Autosports Group Ltd.	17,198	21,237
#††	AVZ Minerals Ltd.	100,493	10,537
#	Baby Bunting Group Ltd.	75,115	75,302
	Bank of Queensland Ltd.	275,368	1,315,396

		Shares	Value»
AUSTRALIA — (Continued)
*	Bannerman Energy Ltd. (BMN AU)	11,984	$18,271
	Bapcor Ltd.	202,739	658,725
	Beach Energy Ltd.	1,248,635	939,883
#	Beacon Lighting Group Ltd.	75,025	158,863
	Bega Cheese Ltd.	264,917	958,306
	Bell Financial Group Ltd.	111,621	91,545
	Bendigo & Adelaide Bank Ltd.	146,622	1,048,909
	BHP Group Ltd. (BHP AU)	731,636	17,437,558
#	BHP Group Ltd. (BHP US), Sponsored ADR	13,221	628,659
#	Bisalloy Steel Group Ltd.	14,762	31,915
	BlueScope Steel Ltd.	226,025	3,461,895
#*	Boss Energy Ltd.	59,669	122,004
	Brambles Ltd.	435,330	5,720,958
	Bravura Solutions Ltd.	268,444	377,421
	Breville Group Ltd.	20,925	383,667
#	Brickworks Ltd.	57,878	932,320
	Capral Ltd.	20,818	135,241
*	Capricorn Metals Ltd.	187,647	1,110,206
	CAR Group Ltd.	1,367	29,178
*	Carnarvon Energy Ltd.	949,415	66,966
	Cedar Woods Properties Ltd.	45,049	161,541
*	Centrebet International Ltd.	6,648	0
*	Cettire Ltd.	13,484	3,877
	Challenger Ltd.	441,287	1,999,544
	Champion Iron Ltd.	229,787	671,729
	Civmec Australia Ltd.	166,600	93,830
	Cleanaway Waste Management Ltd.	652,951	1,086,645
*	Coast Entertainment Holdings Ltd.	216,859	56,225
#	Cobram Estate Olives Ltd.	44,506	52,342
	Cochlear Ltd.	3,417	598,421
	Codan Ltd.	41,367	416,662
	Coles Group Ltd.	309,984	4,209,522
	Collins Foods Ltd.	175,557	924,236
*	Comet Ridge Ltd.	271,316	23,478

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Commonwealth Bank of Australia	65,683	$7,001,091
	Computershare Ltd.	98,078	2,562,916
	Corporate Travel Management Ltd.	16,921	138,179
	Credit Corp. Group Ltd.	43,121	373,124
	CSL Ltd.	5,123	822,308
	Data#3 Ltd.	128,978	600,664
#*	Deep Yellow Ltd.	18,066	13,140
	Deterra Royalties Ltd.	139,521	325,299
*	Develop Global Ltd.	12,805	26,566
	Dicker Data Ltd.	50,929	275,175
	Domain Holdings Australia Ltd.	76,695	210,878
#	Domino’s Pizza Enterprises Ltd.	9,653	156,005
	Downer EDI Ltd.	464,048	1,694,551
	Duratec Ltd.	84,835	93,081
	Dyno Nobel Ltd.	449,190	652,045
#	Eagers Automotive Ltd.	66,571	785,671
*††	Elanor Investor Group	45,594	18,107
	Elders Ltd.	161,961	656,031
#*	Electro Optic Systems Holdings Ltd.	19,461	15,298
*	Emeco Holdings Ltd.	396,027	193,164
*	Emerald Resources NL	195,959	503,172
#*	EML Payments Ltd.	88,850	55,609
	Endeavour Group Ltd.	335,365	857,833
	Enero Group Ltd.	57,599	26,554
	EQT Holdings Ltd.	12,304	255,699
	Euroz Hartleys Group Ltd.	3,066	1,677
	Evolution Mining Ltd.	602,050	3,019,293
	EVT Ltd.	84,757	763,012
#*	Fenix Resources Ltd.	576,517	104,869
	Fiducian Group Ltd.	1,933	11,982
*	FleetPartners Group Ltd.	289,870	517,230
	Fleetwood Ltd.	80,117	149,161
#	Flight Centre Travel Group Ltd.	53,419	438,314
	Fortescue Ltd.	404,831	4,180,968
	G8 Education Ltd.	946,251	760,809
#	Generation Development Group Ltd.	35,355	93,504
	Gold Road Resources Ltd.	986,462	1,913,875
	GR Engineering Services Ltd.	56,753	102,142

		Shares	Value»
AUSTRALIA — (Continued)
	GrainCorp Ltd., Class A	218,250	$929,209
	Grange Resources Ltd.	650,790	83,409
	GWA Group Ltd.	253,660	385,586
	Hafnia Ltd.	98,686	454,902
	Hansen Technologies Ltd.	140,451	487,373
	Harvey Norman Holdings Ltd.	251,673	841,431
*	Healius Ltd.	709,320	660,397
	Helia Group Ltd.	399,142	1,237,105
#	Helloworld Travel Ltd.	19,262	17,554
	Horizon Oil Ltd.	293,270	34,735
	HUB24 Ltd.	14,305	660,874
#	Humm Group Ltd.	250,731	81,972
	IDP Education Ltd.	25,504	144,642
#	IGO Ltd.	81,051	203,081
	Iluka Resources Ltd.	160,717	425,803
	Imdex Ltd.	336,475	636,542
	Infomedia Ltd.	301,785	239,528
	Inghams Group Ltd.	296,692	651,346
*	Insignia Financial Ltd.	260,215	627,026
	Insurance Australia Group Ltd.	511,133	2,684,712
#	Integral Diagnostics Ltd.	157,520	243,597
*	Invictus Energy Ltd.	52,703	1,793
#	IPD Group Ltd.	15,353	39,330
	IPH Ltd.	96,931	283,121
	IRESS Ltd.	58,249	296,626
	IVE Group Ltd.	130,143	219,521
	JB Hi-Fi Ltd.	53,059	3,516,100
#	Johns Lyng Group Ltd.	46,467	66,084
*	Judo Capital Holdings Ltd.	150,633	171,739
#	Jupiter Mines Ltd.	724,120	69,426
	Karoon Energy Ltd.	560,073	515,574
*	Kelly Partners Group Holdings Ltd.	11,361	85,082
#	Kelsian Group Ltd.	20,164	35,031
#	Kogan.com Ltd.	25,375	73,113
	Lendlease Corp. Ltd.	228,199	768,920
#	Lifestyle Communities Ltd.	80,840	369,265
#	Lindsay Australia Ltd.	296,623	134,966
	Lottery Corp. Ltd.	547,387	1,824,182
	Lovisa Holdings Ltd.	28,462	454,382
#	Lycopodium Ltd.	17,864	123,967
*	Lynas Rare Earths Ltd.	18,326	100,184
	MA Financial Group Ltd.	10,560	44,841

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Maas Group Holdings Ltd.	4,010	$10,154
	Macmahon Holdings Ltd.	1,480,708	256,684
	Macquarie Group Ltd.	10,507	1,298,412
#*	Macquarie Technology Group Ltd.	5,943	226,133
#	Mader Group Ltd.	8,058	32,878
	Magellan Financial Group Ltd.	210,725	1,033,090
*	Mayne Pharma Group Ltd.	35,426	159,265
	McMillan Shakespeare Ltd.	37,447	366,886
	Medibank Pvt Ltd.	415,793	1,236,870
#*	Mesoblast Ltd. (MSB AU)	230,073	264,860
*	Metals X Ltd.	449,738	162,618
	Metcash Ltd.	848,244	1,747,188
#*	Metro Mining Ltd.	1,754,911	58,481
#*	Mineral Resources Ltd.	33,356	438,664
	Monadelphous Group Ltd.	109,966	1,137,130
	Monash IVF Group Ltd.	279,996	150,748
#*	Mount Gibson Iron Ltd.	502,947	99,936
	Myer Holdings Ltd.	1,560,261	719,795
	MyState Ltd.	126,270	315,408
	National Australia Bank Ltd.	213,086	4,920,306
	Navigator Global Investments Ltd.	226,462	253,840
	Netwealth Group Ltd.	68,493	1,230,617
#	New Hope Corp. Ltd.	416,121	976,158
*	NEXTDC Ltd.	21,939	166,568
	nib holdings Ltd.	229,822	1,002,632
#	Nick Scali Ltd.	64,145	730,470
	Nickel Industries Ltd.	250,733	90,545
	Nine Entertainment Co. Holdings Ltd.	673,291	617,044
	Northern Star Resources Ltd.	269,589	3,311,544
	NRW Holdings Ltd.	517,722	897,357
	Nufarm Ltd.	245,934	607,179
	Objective Corp. Ltd.	1,566	15,698
*	OFX Group Ltd.	126,950	92,041
*	Omni Bridgeway Ltd.	76,746	71,758
	oOh!media Ltd.	432,140	423,378
	Orica Ltd.	180,388	1,872,400
	Origin Energy Ltd.	78,122	532,480
	Orora Ltd.	277,845	321,917

		Shares	Value»
AUSTRALIA — (Continued)
	Pacific Current Group Ltd.	51,154	$363,578
#*	Paladin Energy Ltd.	33,801	125,517
*	Pantoro Gold Ltd.	59,178	110,307
	Peet Ltd.	288,046	262,264
*	Peninsula Energy Ltd.	18,689	7,422
#	Pepper Money Ltd.	100,354	94,317
	Perenti Ltd.	1,146,997	1,003,121
#	Perpetual Ltd.	37,914	402,769
	Perseus Mining Ltd.	1,502,020	3,219,144
#	Peter Warren Automotive Holdings Ltd.	11,323	10,388
*	PEXA Group Ltd.	3,745	28,855
#*	Pilbara Minerals Ltd.	173,979	167,618
	Pinnacle Investment Management Group Ltd.	17,955	207,068
#	Platinum Asset Management Ltd.	61,800	22,507
#	Premier Investments Ltd.	83,289	1,109,429
	Pro Medicus Ltd.	19,738	2,894,189
#	Propel Funeral Partners Ltd.	27,169	89,918
#	PWR Holdings Ltd.	7,923	34,730
	QBE Insurance Group Ltd.	269,671	3,726,832
	Qube Holdings Ltd.	154,964	392,324
#	Ramelius Resources Ltd.	1,177,129	1,980,879
#	Ramsay Health Care Ltd.	33,212	707,105
	REA Group Ltd.	4,700	746,735
#*	ReadyTech Holdings Ltd.	22,182	29,907
#	Reece Ltd.	34,186	344,741
*	Regis Resources Ltd.	1,107,573	3,202,091
	Reject Shop Ltd.	33,459	139,669
	Reliance Worldwide Corp. Ltd.	359,173	965,556
*	Resolute Mining Ltd.	2,578,369	841,677
*	Retail Food Group Ltd.	41,980	47,045
	Ridley Corp. Ltd.	228,380	345,224
	Rio Tinto Ltd.	46,130	3,451,319
*	RPMGlobal Holdings Ltd.	81,932	144,539
*	Sandfire Resources Ltd.	393,692	2,507,380
	Santos Ltd.	1,421,484	5,464,700
	SEEK Ltd.	9,124	124,214
*	Select Harvests Ltd.	88,431	289,888
#	Servcorp Ltd.	47,532	153,669

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Service Stream Ltd.	626,740	$750,634
*	Seven West Media Ltd.	566,748	50,722
	SGH Ltd.	49,193	1,608,851
	Shaver Shop Group Ltd.	136,824	111,517
	Sigma Healthcare Ltd.	1,004,811	1,938,955
#*	Silver Mines Ltd.	23,162	1,635
	Sims Ltd. (SGM AU)	99,760	931,159
	SmartGroup Corp. Ltd.	81,385	408,132
	Solvar Ltd.	186,497	193,484
	Sonic Healthcare Ltd.	51,564	860,962
	South32 Ltd. (S32 AU)	861,340	1,484,343
	Southern Cross Electrical Engineering Ltd.	255,305	306,183
#*	Southern Cross Media Group Ltd.	120,295	51,373
*	Spartan Resources Ltd.	159,653	207,111
*††	SpeedCast International Ltd.	198,889	0
#	SRG Global Ltd.	584,627	483,881
#*	St Barbara Ltd.	514,057	95,402
	Stanmore Resources Ltd.	97,870	121,565
*	Star Entertainment Group Ltd.	1,551,734	103,122
	Steadfast Group Ltd.	136,229	511,930
	Suncorp Group Ltd.	229,899	2,989,626
	Super Retail Group Ltd.	160,643	1,377,727
*	Superloop Ltd.	199,793	319,521
#*	Syrah Resources Ltd.	346,476	55,443
	Tabcorp Holdings Ltd.	1,340,036	477,616
	Technology One Ltd.	95,715	1,847,507
	Telstra Group Ltd. (TLS AU)	373,408	1,077,691
*	Temple & Webster Group Ltd.	1,595	18,201
#	Ten Sixty Four Ltd.	189,882	13,379
	TPG Telecom Ltd Treasury Wine	62,307	201,754
	Estates Ltd.	42,114	240,723
*	Tuas Ltd.	42,224	152,483
#*	Tyro Payments Ltd.	280,555	145,202
*	Vault Minerals Ltd.	3,893,060	1,071,251
	Ventia Services Group Pty. Ltd.	450,729	1,220,342
Ω	Viva Energy Group Ltd.	641,352	705,182

		Shares	Value»
AUSTRALIA — (Continued)
*	Vysarn Ltd.	40,546	$10,768
*	WEB Travel Group Ltd.	51,791	142,418
*	Webjet Group Ltd.	247,074	101,206
	Wesfarmers Ltd.	116,165	5,819,443
*	West African Resources Ltd.	1,368,888	2,094,961
	Westgold Resources Ltd.	551,180	1,047,091
	Westpac Banking Corp.	144,961	3,042,030
	Whitehaven Coal Ltd.	572,267	1,830,531
	WiseTech Global Ltd.	1,620	92,118
	Woodside Energy Group Ltd. (WDS AU)	317,557	4,139,397
	Woodside Energy Group Ltd. (WDS US), ADR	7,736	100,184
	Woolworths Group Ltd.	127,567	2,574,638
	Worley Ltd.	120,186	957,532
	XRF Scientific Ltd.	63,134	61,896
#	Yancoal Australia Ltd.	274,750	876,085

TOTAL AUSTRALIA			223,356,529

AUSTRIA — (0.6%)
	Addiko Bank AG	8,740	196,003
#	Agrana Beteiligungs AG	6,973	93,938
	ANDRITZ AG	32,599	2,342,555
#*	AT&S Austria Technologie & Systemtechnik AG	18,600	301,203
Ω	BAWAG Group AG	23,691	2,596,723
*	DO & Co. AG	5,776	922,644
	Erste Group Bank AG	34,137	2,311,812
*	Eurotelesites AG	23,962	136,060
	EVN AG	24,912	651,927
	Fabasoft AG	1,147	22,369
*	FACC AG	2,172	17,258
*	Immofinanz AG (IIA AV)	7,951	0
	Kontron AG	38,571	937,279
*	Lenzing AG	13,004	408,970
	Mayr Melnhof Karton AG	1,052	97,471
	Oberbank AG	1,137	90,413
	Oesterreichische Post AG	9,879	333,067
	OMV AG	60,881	3,147,767
	Palfinger AG	11,034	359,637
	Porr AG	23,162	811,033

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	Raiffeisen Bank International AG	83,542	$2,231,514
	Schoeller-Bleckmann Oilfield Equipment AG	6,434	228,611
	Semperit AG Holding	5,812	86,072
	Strabag SE (STR AV)	2,516	220,735
	Telekom Austria AG	83,736	884,573
*	UBM Development AG	2,263	49,559
	UNIQA Insurance Group AG	71,312	826,340
	Verbund AG	5,128	394,092
	Vienna Insurance Group AG Wiener Versicherung Gruppe	23,493	1,117,384
	voestalpine AG	45,346	1,194,960
	Wienerberger AG	16,397	575,730
	Zumtobel Group AG	30,255	158,670

TOTAL AUSTRIA			23,746,369

BELGIUM — (1.6%)
	Ackermans & van Haaren NV	15,891	3,886,738
	Ageas SA	110,156	6,908,557
*	AGFA-Gevaert NV	106,368	110,480
	Anheuser-Busch InBev SA (ABI BB)	87,471	5,765,122
	Anheuser-Busch InBev SA (BUD US), Sponsored ADR	3,763	247,643
*	Atenor	3,530	11,687
	Azelis Group NV	1,570	24,327
	Barco NV	9,667	132,272
	Bekaert SA	41,644	1,606,893
#	bpost SA	25,692	41,202
	Cie d’Entreprises CFE	8,983	78,343
#	CMB Tech NV	43,740	415,967
	Colruyt Group NV	31,360	1,508,029
	Deceuninck NV	108,494	263,331
	Deme Group NV	6,977	1,045,827
	Econocom Group SA NV	109,974	228,063
	EVS Broadcast Equipment SA	9,610	402,000
	Fagron	44,310	1,032,913
*	Galapagos NV (GLPG BB)	31,943	869,816
*	Galapagos NV (GLPG NA)	11,491	312,903

		Shares	Value»
BELGIUM — (Continued)
	Gimv NV	20,138	$906,809
	Greenyard NV	15,994	129,328
#*	Immobel SA	1,795	36,836
	Ion Beam Applications	1,638	19,513
	KBC Group NV	137,693	12,696,501
#	Kinepolis Group NV	7,494	258,316
	Lotus Bakeries NV	212	2,038,395
	Melexis NV	8,935	536,176
*	Ontex Group NV	62,857	516,008
*	Orange Belgium SA	6,344	108,454
	Proximus SADP	263,355	2,022,731
	Recticel SA	27,025	327,250
	Sipef NV	4,879	354,792
#	Solvay SA	72,824	2,755,845
	Syensqo SA	67,758	4,846,919
	Tessenderlo Group SA	22,862	676,692
	UCB SA	17,928	3,286,904
	Umicore SA	80,783	734,321
#	Van de Velde NV	4,118	154,069
	VGP NV	8,044	744,281
	Viohalco SA	29,708	184,862
*Ω	X-Fab Silicon Foundries SE	31,502	175,653

TOTAL BELGIUM			58,402,768

CANADA — (10.4%)
#*	5N Plus, Inc.	66,274	319,207
	Acadian Timber Corp.	8,376	104,928
*	ACT Energy Technologies Ltd.	18,500	65,084
	ADENTRA, Inc.	25,678	503,092
	ADF Group, Inc.	23,943	105,595
*	Advantage Energy Ltd.	123,603	877,755
	Aecon Group, Inc.	73,109	855,926
#	Africa Oil Corp.	288,677	376,918
#	Ag Growth International, Inc.	14,801	356,658
	AGF Management Ltd., Class B	71,437	531,658
	Agnico Eagle Mines Ltd. (AEM CN)	22,025	2,588,693
	Agnico Eagle Mines Ltd. (AEM US)	15,606	1,834,958
#*	Aimia, Inc.	62,327	117,547
#*	Air Canada	72,400	733,663
#	AirBoss of America Corp.	8,831	24,983
	Alamos Gold, Inc. (AGI CN), Class A	86,680	2,477,919
	Algoma Central Corp.	4,796	53,575

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Algoma Steel Group, Inc. (ASTL US)	30,800	$157,542
#	Algonquin Power & Utilities Corp. (AQN
	CN)	70	377
#	Algonquin Power & Utilities Corp. (AQN US)	87,587	471,218
	Alimentation Couche-Tard, Inc.	79,022	4,124,781
	AltaGas Ltd.	90,505	2,678,517
	Altius Minerals Corp.	13,807	271,313
#	Altus Group Ltd.	1,466	54,595
	Amerigo Resources Ltd.	110,614	138,809
	Andlauer Healthcare Group, Inc.	13,055	506,632
	Andrew Peller Ltd., Class A	19,492	63,201
	ARC Resources Ltd.	333,794	6,176,612
*	Aritzia, Inc.	53,652	1,887,121
*	Athabasca Oil Corp.	408,887	1,346,545
	AtkinsRealis Group, Inc.	16,401	812,198
*	ATS Corp. (ATS CN)	22,058	555,850
	Aura Minerals, Inc.	2,800	57,885
#*	AutoCanada, Inc.	22,525	254,726
	B2Gold Corp. (BTG US)	284,853	885,893
	B2Gold Corp. (BTO CN)	539,008	1,685,133
	Badger Infrastructure Solution	27,487	783,178
	Bank of Montreal (BMO CN)	4,685	448,891
	Bank of Montreal (BMO US)	58,550	5,590,354
	Bank of Nova Scotia (BNS CN)	1,321	66,098
	Bank of Nova Scotia (BNS US)	43,518	2,175,030
	Barrick Gold Corp. (0R22 LI)	45,774	868,942
	Barrick Gold Corp. (GOLD US)	268,460	5,111,478
*	Bausch & Lomb Corp.	7,261	83,937
#	Baytex Energy Corp.	249,334	385,232
	BCE, Inc. (BCE US)	24,773	551,199
#	Birchcliff Energy Ltd	165,767	676,968
	Bird Construction, Inc.	62,574	958,173
	Black Diamond Group Ltd.	53,397	315,285

		Shares	Value»
CANADA — (Continued)
*	Bonterra Energy Corp.	11,174	$25,694
	Boralex, Inc., Class A	10,928	242,721
	Boyd Group Services, Inc.	9,522	1,367,587
#*	Bragg Gaming Group, Inc.	4,572	17,877
	Brookfield Infrastructure Corp., Class A	1,281	47,961
#	BRP, Inc. (DOO CN)	4,900	165,987
	BRP, Inc. (DOOO US)	720	24,401
*	CAE, Inc. (CAE CN)	4,375	109,454
*	CAE, Inc. (CAE US)	11,892	297,538
*	Calfrac Well Services Ltd	46,274	111,103
	Calian Group Ltd.	6,388	220,471
*	Calibre Mining Corp.	65,939	154,492
	Canaccord Genuity Group, Inc.	97,194	595,739
#*	Canada Goose Holdings, Inc. (GOOS US)	28,406	237,474
	Canadian Imperial Bank of Commerce (CM CN)	36,572	2,306,641
	Canadian Imperial Bank of Commerce (CM US)	53,924	3,394,516
	Canadian National Railway Co. (CNI US)	54,198	5,247,450
	Canadian Natural Resources Ltd. (CNQ US)	340,291	9,762,949
	Canadian Pacific Kansas City Ltd. (CP CN)	5,103	370,639
	Canadian Pacific Kansas City Ltd. (CP US)	3,549	257,196
#	Canadian Tire Corp. Ltd., Class A	17,523	1,917,794
#*	Canfor Corp.	37,513	358,368
#*	Capstone Copper Corp.	195,092	939,657
#	Cardinal Energy Ltd.	230,353	959,107
	Cargojet, Inc.	1,500	92,812
	Cascades, Inc.	92,506	592,505
	CCL Industries, Inc., Class B	26,567	1,388,283

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Celestica, Inc. (CLS CN)	21,177	$1,806,942
#*	Celestica, Inc. (CLS US)	40,104	3,422,876
	Cenovus Energy, Inc. (CVE CN)	851	10,019
	Cenovus Energy, Inc. (CVE US)	621,704	7,317,456
	Centerra Gold, Inc.	373,962	2,503,747
	CES Energy Solutions Corp.	306,795	1,353,049
	CGI, Inc. (GIB US)	10,175	1,079,160
	CGI, Inc. (GIBA CN)	14,980	1,588,406
*††	Chesswood Group Ltd.	4,397	1,084
	China Gold International Resources Corp. Ltd. (CGG CN)	243,398	1,520,134
	CI Financial Corp.	88,652	2,009,557
*	Cineplex, Inc.	2,052	14,691
*	Cipher Pharmaceuticals, Inc.	6,200	60,804
#	Cogeco Communications, Inc.	11,638	572,361
	Cogeco, Inc.	15,802	734,966
	Colliers International Group, Inc. (CIGI CN)	34	4,065
	Computer Modelling Group Ltd.	57,670	332,567
*	Conifex Timber, Inc.	13,656	3,318
	Constellation Software, Inc.	1,992	7,178,988
	Corby Spirit & Wine Ltd.	7,550	83,518
#*	Cronos Group, Inc. (CRON US)	192,240	361,411
*	Culico Metals, Inc.	12,366	1,121
	DATA Communications Management Corp.	6,700	8,359
	Definity Financial Corp.	37,708	1,882,118
#*	Denison Mines Corp. (DML CN)	174,739	250,967
#	dentalcorp Holdings Ltd.	35,697	217,766
	Dexterra Group, Inc.	26,771	166,612
*	Docebo, Inc.	942	29,505
	Dollarama, Inc.	66,512	8,206,653

		Shares	Value»
CANADA — (Continued)
	Doman Building Materials Group Ltd.	86,605	$432,208
	Dominion Lending Centres, Inc.	6,600	38,060
*	Dorel Industries, Inc., Class B	8,818	10,618
	DREAM Unlimited Corp., Class A	24,324	335,412
	Dundee Precious Metals, Inc.	236,003	3,093,409
#	Dye & Durham Ltd.	12,384	80,308
	Dynacor Group, Inc.	39,406	135,774
	E-L Financial Corp. Ltd.	977	958,291
*	Eldorado Gold Corp. (EGO US)	64,527	1,215,689
*	Eldorado Gold Corp. (ELD CN)	67,605	1,272,061
	Element Fleet Management Corp.	140,093	3,067,901
	Empire Co. Ltd., Class A	88,526	3,287,778
	Enerflex Ltd. (EFX CN)	90,863	594,505
	Enerflex Ltd. (EFXT US)	31,496	206,299
*	Energy Fuels, Inc.	615	2,799
	Enghouse Systems Ltd.	29,735	540,303
*	Ensign Energy Services, Inc.	221,118	288,708
	EQB, Inc.	27,013	1,867,553
*	Equinox Gold Corp. (EQX CN)	28,050	188,615
*	Equinox Gold Corp. (EQX US)	78,755	527,659
*	ERO Copper Corp. (ERO CN)	23,172	289,440
*	ERO Copper Corp. (ERO US)	30,850	384,700
	Evertz Technologies Ltd.	20,056	159,593
#	Exchange Income Corp.	14,890	547,169
	Exco Technologies Ltd.	23,017	95,167
	Extendicare, Inc.	46,701	467,484
	Fairfax Financial Holdings Ltd.	7,030	10,975,387
	Fiera Capital Corp.	50,497	231,863
	Finning International, Inc.	106,909	3,017,430

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Firan Technology Group Corp.	15,800	$103,148
	Firm Capital Mortgage Investment Corp.	20,900	179,498
	First Majestic Silver Corp. (AG US)	14,613	91,477
	First National Financial Corp.	11,200	304,169
*	First Quantum Minerals Ltd.	90,032	1,208,830
	FirstService Corp. (FSV CN)	3,019	529,869
#*	Fortuna Mining Corp. (FSM US)	384,391	2,402,444
*	Fortuna Mining Corp. (FVI CN)	170,249	1,062,050
	Franco-Nevada Corp. (FNV CN)	58	9,967
	Franco-Nevada Corp. (FNV US)	2,083	357,818
#	Freehold Royalties Ltd.	83,442	690,609
	Frontera Energy Corp.	10,975	39,646
*	Galiano Gold, Inc.	36,893	50,043
	Gamehost, Inc.	6,382	46,016
*	GDI Integrated Facility Services, Inc.	4,040	92,047
	George Weston Ltd.	14,030	2,733,540
	Gibson Energy, Inc.	78,274	1,231,512
	Gildan Activewear, Inc. (GIL CN)	4,746	218,710
	Gildan Activewear, Inc. (GIL US)	57,447	2,649,456
	goeasy Ltd.	9,293	1,049,221
*	Gran Tierra Energy, Inc. (GTE CN)	6,863	30,468
	Great-West Lifeco, Inc.	5,328	207,191
	Guardian Capital Group Ltd., Class A	11,233	327,962
*	Haivision Systems, Inc.	16,200	47,709
	Hammond Manufacturing Co. Ltd., Class A	2,800	17,365
	Hammond Power Solutions, Inc.	14,679	977,464
*††	Hanfeng Evergreen, Inc.	5,700	0
	Headwater Exploration, Inc.	222,199	902,593

		Shares	Value»
CANADA — (Continued)
	High Liner Foods, Inc.	18,697	$229,746
	Hudbay Minerals, Inc. (HBM CN)	321,439	2,338,628
	Hudbay Minerals, Inc. (HBM US)	56,200	408,574
	iA Financial Corp., Inc.	76,148	7,397,171
*	IAMGOLD Corp. (IMG CN)	471,051	3,338,291
	IGM Financial, Inc.	18,591	590,796
*	Imperial Metals Corp.	29,762	75,128
#	Imperial Oil Ltd. (IMO CN)	894	60,303
	Imperial Oil Ltd. (IMO US)	31,444	2,118,697
#	Information Services Corp.	7,900	152,888
	InPlay Oil Corp.	1,350	6,816
	Intact Financial Corp.	11,756	2,610,862
*	Interfor Corp.	57,670	555,533
*	International Petroleum Corp. (IPCO CN)	4,171	55,518
#*	International Petroleum Corp. (IPCO SS)	100,721	1,376,316
#*	Ivanhoe Mines Ltd., Class A	2,903	25,775
Ω	Jamieson Wellness, Inc.	8,509	197,202
*	K92 Mining, Inc.	64,871	596,666
	K-Bro Linen, Inc.	7,646	194,173
*	Kelt Exploration Ltd.	169,312	686,531
	Keyera Corp.	43,187	1,340,470
	Kinross Gold Corp. (K CN)	607,485	8,967,300
	Kinross Gold Corp. (KGC US)	249,533	3,683,107
*	Kiwetinohk Energy Corp.	1,200	12,630
*	Knight Therapeutics, Inc.	51,768	228,311
*	Kolibri Global Energy, Inc.	20,937	142,000
	KP Tissue, Inc.	7,100	41,150
	Labrador Iron Ore Royalty Corp.	53,951	1,168,560
	Lassonde Industries, Inc., Class A	2,803	421,406
	Laurentian Bank of Canada	22,759	451,680
	Leon’s Furniture Ltd.	26,174	436,676

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Lightspeed Commerce, Inc. (LSPD US)	3,913	$38,347
*††	Lightstream Resources Ltd.	116,588	0
	Linamar Corp.	42,622	1,564,085
	Loblaw Cos. Ltd.	6,774	1,099,620
*	Lotus Creek Exploration, Inc.	12,874	8,031
*	Lucara Diamond Corp.	281,721	71,524
	Lundin Gold, Inc.	58,414	2,382,576
#	Lundin Mining Corp.	412,816	3,377,749
	Magellan Aerospace Corp.	16,036	158,196
#	Magna International, Inc. (MG CN)	7,174	249,263
#	Magna International, Inc. (MGA US)	82,627	2,872,115
*	Major Drilling Group International, Inc.	78,468	496,330
*	Mandalay Resources Corp.	33,725	131,613
	Manulife Financial Corp. (MFC US)	2,156	66,017
	Maple Leaf Foods, Inc.	24,793	453,741
	Martinrea International, Inc.	111,742	594,941
*	Mattr Corp.	26,440	182,583
*	MDA Space Ltd.	59,866	1,168,573
*	Medexus Pharmaceuticals, Inc.	5,900	11,726
#	Medical Facilities Corp.	20,982	221,448
	MEG Energy Corp.	243,727	3,419,179
	Melcor Developments Ltd.	10,353	90,793
	Methanex Corp. (MEOH US)	20,048	627,302
	Methanex Corp. (MX CN)	29,109	912,164
	Metro, Inc.	27,751	2,138,621
	Morguard Corp.	400	33,654
	MTY Food Group, Inc.	22,955	722,169
#	Mullen Group Ltd.	112,685	1,071,595
	National Bank of Canada	114,069	10,018,457
	Neo Performance Materials, Inc.	2,200	17,889
*	New Gold, Inc. (NGD CN)	1,055,127	4,201,833

		Shares	Value»
CANADA — (Continued)
*	NFI Group, Inc.	3,945	$33,195
	North American Construction Group Ltd. (NOA CN)	10,246	156,076
	North American Construction Group Ltd. (NOA US)	13,925	211,521
	North West Co., Inc.	48,708	1,953,832
#	Northland Power, Inc.	133,132	1,808,764
#	Nutrien Ltd. (NTR US)	111,978	6,388,360
*	NuVista Energy Ltd.	212,874	1,814,355
#*	Obsidian Energy Ltd. (OBE CN)	23,700	99,882
*	Obsidian Energy Ltd. (OBE US)	44,306	186,528
	OceanaGold Corp.	637,911	2,258,092
	Onex Corp.	29,369	2,079,434
	Open Text Corp. (OTEX CN)	4,642	125,663
#	Open Text Corp. (OTEX US)	27,559	746,849
*††	Orbite Technologies, Inc.	121,500	0
#*	Organigram Global, Inc.	27,175	31,933
#	Osisko Gold Royalties Ltd. (OR CN)	4,239	101,593
	Osisko Gold Royalties Ltd. (OR US)	32,063	770,474
	Pan American Silver Corp. (PAAS CN)	49,531	1,247,082
#	Paramount Resources Ltd., Class A	72,333	821,129
	Parex Resources, Inc.	108,130	870,625
	Parkland Corp.	75,641	1,905,565
	Pason Systems, Inc.	66,193	527,201
	Pembina Pipeline Corp. (PPL CN)	1,774	67,815
*	Perpetua Resources Corp.	6,110	90,000
#	Peyto Exploration & Development Corp.	198,548	2,485,811
	PHX Energy Services Corp.	36,391	199,826
#	Pine Cliff Energy Ltd.	32,500	12,966
	Pizza Pizza Royalty Corp.	12,835	133,135
	Polaris Renewable Energy, Inc.	13,347	115,888
	Pollard Banknote Ltd.	4,800	71,307
	PrairieSky Royalty Ltd.	17,631	296,834

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Precision Drilling Corp. (PD CN)	3,015	$126,130
#*	Precision Drilling Corp. (PDS US)	13,385	558,439
	Premium Brands Holdings Corp.	11,573	658,064
#	Propel Holdings, Inc.	10,900	213,636
*	Quarterhill, Inc.	106,878	109,312
	Quebecor, Inc., Class B	89,600	2,458,053
*	Questerre Energy Corp., Class A	62,560	12,026
	RB Global, Inc. (RBA CN)	1,000	100,776
	RB Global, Inc. (RBA US)	19,696	1,983,387
*	Real Matters, Inc.	3,329	14,513
#	Restaurant Brands International, Inc. (QSR US)	30,600	1,970,640
	Richelieu Hardware Ltd.	27,580	652,389
	Rogers Communications, Inc. (RCI US), Class B	82,216	2,145,015
#	Rogers Communications, Inc. (RCIB CN), Class B	8,076	210,541
	Rogers Sugar, Inc.	82,390	337,664
	Royal Bank of Canada (RY CN)	63,580	7,631,353
	Royal Bank of Canada (RY US)	32,014	3,837,838
	Russel Metals, Inc.	64,020	1,857,537
	Sandstorm Gold Ltd. (SAND US)	157,320	1,368,684
*	Sangoma Technologies Corp.	15,903	89,286
	Saputo, Inc.	4,600	89,758
	Savaria Corp.	22,171	279,188
	Secure Waste Infrastructure Corp.	175,502	1,671,506
	Sienna Senior Living, Inc.	47,699	585,771
*	SNDL, Inc.	23,678	35,280
*	Source Energy Services Ltd.	8,400	55,326
#	South Bow Corp.	12,935	319,367
*	Spartan Delta Corp.	40,148	78,630
Ω	Spin Master Corp.	2,984	52,771
	Sprott, Inc. (SII CN)	5,586	293,474
	Sprott, Inc. (SII US)	7,400	388,574

		Shares	Value»
CANADA — (Continued)
*	SSR Mining, Inc. (SSRM CN)	63,335	$674,424
	Stantec, Inc. (STN CN)	16,717	1,467,254
	Stella-Jones, Inc.	50,198	2,461,472
*Ω	STEP Energy Services Ltd.	11,760	33,269
#	Strathcona Resources Ltd.	1,162	20,764
	Sun Life Financial, Inc. (SLF CN)	80,322	4,786,343
	Sun Life Financial, Inc. (SLF US)	29,319	1,745,946
	Suncor Energy, Inc. (SU US)	364,363	12,858,370
	Superior Plus Corp.	245,162	1,230,612
	Supremex, Inc.	17,058	47,638
#	Surge Energy, Inc.	82,332	278,898
	Sylogist Ltd.	12,984	80,149
	Tamarack Valley Energy Ltd.	733,262	1,898,843
*	Taseko Mines Ltd. (TKO CN)	199,876	453,802
	TC Energy Corp. (TRP CN)	3,461	174,858
	TC Energy Corp. (TRP US)	61,213	3,085,747
	Teck Resources Ltd. (TECK US), Class B	169,548	5,762,937
	Teck Resources Ltd. (TECK/A CN), Class A	1,200	42,983
	Teck Resources Ltd. (TECKB CN), Class B	6,596	224,157
	TELUS Corp.	30,874	475,226
	TerraVest Industries, Inc.	7,833	816,425
	TFI International, Inc. (TFII CN)	11,970	973,073
	TFI International, Inc. (TFII US)	6,677	543,040
	Thomson Reuters Corp. (TRI CN)	2,324	432,450
	Timbercreek Financial Corp.	38,200	191,748
	TMX Group Ltd.	205	8,308
	Topaz Energy Corp.	21,164	353,552
*	Torex Gold Resources, Inc.	99,013	3,206,839
	Toromont Industries Ltd.	13,740	1,162,508

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Toronto-Dominion Bank (TD CN)	58,533	$3,740,151
	Toronto-Dominion Bank (TD US)	45,361	2,893,125
	Total Energy Services, Inc.	47,326	304,156
*	Touchstone Exploration, Inc.	34,400	9,108
	Tourmaline Oil Corp.	138,658	6,125,264
#	TransAlta Corp.	68,543	610,718
	TransAlta Corp.	66,278	590,858
	Transcontinental, Inc., Class A	82,668	1,127,345
*††	Trevali Mining Corp.	33,236	0
	Trican Well Service Ltd.	353,067	1,037,227
	Triple Flag Precious Metals Corp. (TFPM CN)	4,733	98,224
*	Trisura Group Ltd. (TSU CN)	2,884	79,181
*	Valeura Energy, Inc.	21,230	115,806
	Veren, Inc. (VRN CN)	27,291	161,538
	Veren, Inc. (VRN US)	508,426	3,004,799
	Vermilion Energy, Inc. (VET CN)	58	350
	Vermilion Energy, Inc. (VET US)	56,684	341,805
	VersaBank (VBNK CN)	3,600	39,927
	VersaBank (VBNK US)	2,787	30,880
*	VerticalScope Holdings, Inc.	6,300	21,478
*††	Victoria Gold Corp./Vancouver	2,102	274
*	Viemed Healthcare, Inc.	23,412	165,523
	Wajax Corp.	27,701	354,250
	Waste Connections, Inc. (WCN US)	6,883	1,360,287
*	Well Health Technologies Corp.	119,539	343,373
*	Wesdome Gold Mines Ltd.	95,760	1,178,072
	West Fraser Timber Co. Ltd. (WFG CN)	49,726	3,681,680
#*	Western Forest Products, Inc.	289,084	80,732
*	Westgold Resources Ltd.	104,042	198,484
	Westshore Terminals Investment Corp.	35,352	653,138

		Shares	Value»
CANADA — (Continued)
#	Whitecap Resources, Inc.	476,112	$2,700,708
*	WildBrain Ltd.	4,500	5,582
	Winpak Ltd.	15,756	488,132
	WSP Global, Inc.	14,639	2,594,796
*	Yangarra Resources Ltd.	51,806	31,942
	Yellow Pages Ltd.	10,534	77,328

TOTAL CANADA			393,719,090

CHINA — (0.0%)
*	Neo-Neon Holdings Ltd.	545,000	26,693

DENMARK — (2.3%)
*	ALK-Abello AS	50,594	1,179,371
	Alm Brand AS	742,648	1,759,698
	Ambu AS, Class B	21,747	392,544
	AP Moller - Maersk AS (MAERSKA DC), Class A	382	652,861
#	AP Moller - Maersk AS (MAERSKB DC), Class B	327	563,056
*	Bang & Olufsen AS	44,234	87,309
*	Bavarian Nordic AS	51,710	1,229,473
#*	Better Collective AS	13,031	171,501
*	Cadeler AS (CADLR NO)	6,861	35,876
	Carlsberg AS, Class B	29,024	3,954,626
	Chemometec AS	3,212	231,418
#	Coloplast AS, Class B.	9,211	1,042,345
	Columbus AS	57,521	102,907
	D/S Norden AS	32,817	893,676
	Danske Bank AS	128,707	4,516,014
*	Demant AS	57,210	2,083,409
*	Dfds AS	19,417	270,039
	DSV AS	11,415	2,419,441
	FLSmidth & Co. AS	45,813	2,168,889
	Foroya Banki P	3,338	88,993
*	Genmab AS (GMAB DC)	3,044	645,446
#*	GN Store Nord AS	88,092	1,330,035
	H Lundbeck AS (HLUNA DC), Class A	33,531	138,494
	H Lundbeck AS (HLUNB DC)	168,361	805,694
*	H&H International AS, Class B	16,762	308,370
*	Huscompagniet AS	9,014	69,884
#	ISS AS	105,680	2,651,664
	Jyske Bank AS	40,764	3,343,398

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Matas AS	32,265	$665,926
	MT Hoejgaard Holding AS	1,507	58,784
*Ω	Netcompany Group AS	31,620	1,427,449
*	Nilfisk Holding AS	16,158	214,087
*	NKT AS	53,220	4,333,273
#*Ω	NNIT AS	4,632	50,959
	Novo Nordisk AS (NOVOB DC), Class B	95,182	6,364,012
	Novonesis Novozymes B, Class B	88,871	5,772,822
*	NTG Nordic Transport Group AS	5,974	227,077
	Pandora AS	48,744	7,256,172
	Parken Sport & Entertainment AS	3,780	77,094
	Per Aarsleff Holding AS	19,250	1,550,997
	Ringkjoebing Landbobank AS	29,027	5,549,847
	Rockwool AS, Class A	28,420	1,295,885
	Rockwool AS, Class B	85,150	3,887,111
	Royal Unibrew AS	23,622	1,878,374
*	RTX AS	5,266	49,936
Ω	Scandinavian Tobacco Group AS	65,416	952,167
	Schouw & Co. AS	11,084	1,010,303
	Solar AS, Class B	7,147	275,168
	SP Group AS	5,488	224,888
*	Spar Nord Bank AS	88,327	2,834,462
	Sparekassen Sjaelland-Fyn AS	12,275	530,499
	Svitzer Group AS	1,566	65,668
	Sydbank AS	54,360	3,481,233
#	Tivoli AS	881	82,579
	Tryg AS	116,659	2,782,356
	UIE PLC	12,391	592,293
	Vestas Wind Systems AS	26,513	353,477
	Vestjysk Bank AS	122,141	79,692
*	Zealand Pharma AS	22,238	1,572,807

TOTAL DENMARK			88,633,828

FINLAND — (1.7%)
	Aktia Bank OYJ	45,889	520,234
#	Alandsbanken Abp, Class B	1,791	74,514
*	Alisa Pankki OYJ	1,283	26,384
	Alma Media OYJ	17,628	230,876

		Shares	Value»
FINLAND — (Continued)
#	Anora Group OYJ	25,666	$95,544
	Apetit OYJ	2,895	45,004
	Aspo OYJ	14,187	83,673
	Atria OYJ	10,371	152,287
#	Bittium OYJ	6,294	48,914
	Digia OYJ	6,411	48,458
	Elisa OYJ	48,367	2,580,284
	eQ OYJ	2,622	30,294
#	Evli OYJ, Class B	1,283	26,452
	Finnair OYJ	26,021	70,356
#	Fiskars OYJ Abp	32,534	540,586
	Fortum OYJ	151,462	2,539,496
	F-Secure OYJ	27,403	60,294
	Gofore OYJ	1,159	20,735
#	Harvia OYJ	9,212	426,241
	Hiab OYJ	22,436	1,067,566
	HKFoods OYJ	10,593	14,048
	Huhtamaki OYJ	45,829	1,687,318
	Kalmar OYJ, Class B	31,343	992,976
	Kemira OYJ	71,413	1,473,540
	Kesko OYJ (KESKOA FH), Class A	29,734	664,915
	Kesko OYJ (KESKOB FH), Class B	152,063	3,491,187
	Kone OYJ, Class B	71,787	4,445,899
	Konecranes OYJ	46,376	3,107,100
	Lassila & Tikanoja OYJ	25,358	271,968
*	Lindex Group OYJ	92,703	278,236
#	Mandatum OYJ	220,354	1,557,358
	Marimekko OYJ	14,474	200,164
	Metsa Board OYJ (METSB FH), Class B	51,427	187,758
#	Metso OYJ	286,680	3,114,980
	NoHo Partners OYJ	1,954	21,013
	Nokia OYJ (NOKIA FH)	473,305	2,366,134
	Nokia OYJ (NOKIA FP)	143,713	718,085
#	Nokian Renkaat OYJ	71,815	571,274
	Nordea Bank Abp (NDA FH)	605,343	8,383,364
	Nordea Bank Abp (NDA SS)	212,648	2,918,117
	Olvi OYJ, Class A	10,348	388,003
	Oriola OYJ (OKDBV FH), Class B	42,789	53,008
	Orion OYJ (ORNAV FH), Class A	11,860	737,151
	Orion OYJ (ORNBV FH), Class B	44,894	2,810,882
#	Outokumpu OYJ	169,821	653,663
	Pihlajalinna OYJ	15,927	251,268
	Ponsse OYJ	3,591	110,309

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Puuilo OYJ	34,014	$484,376
*	QT Group OYJ	12,892	841,228
	Raisio OYJ, Class V	60,384	168,307
	Revenio Group OYJ	5,435	169,994
	Sampo OYJ, Class A	389,693	3,898,884
	Sanoma OYJ	74,430	819,933
	Scanfil OYJ	11,458	113,041
	Stora Enso OYJ, Class R	134,936	1,253,338
	Taaleri PLC	6,316	51,269
#	Talenom OYJ	2,906	11,747
Ω	Terveystalo OYJ	99,505	1,382,897
	TietoEVRY OYJ	12,875	230,656
#	Tokmanni Group Corp.	37,657	594,146
	UPM-Kymmene OYJ	26,349	697,882
	Vaisala OYJ, Class A	9,903	527,273
#	Valmet OYJ	57,181	1,745,969
	Wartsila OYJ Abp	19,117	353,212
*	YIT OYJ	65,853	192,194

TOTAL FINLAND			63,694,256

FRANCE — (6.9%)
*	74Software SA	7,562	291,761
#	ABC arbitrage	10,785	73,704
	Accor SA	14,605	719,623
	Aeroports de Paris SA	371	46,392
	Air Liquide SA	17,550	3,606,142
	AKWEL SADIR	9,441	79,017
*	Alstom SA	17,527	423,262
	Altamir	17,275	452,491
	Alten SA	9,761	827,375
Ω	Amundi SA	17,468	1,379,818
	Arkema SA	46,135	3,507,435
#	Assystem SA	1,977	85,909
	Aubay	2,886	150,554
	AXA SA	28,216	1,334,501
*	Bastide le Confort Medical	2,912	90,039
#	Beneteau SACA	34,560	316,186
	BioMerieux	1,920	259,162
	BNP Paribas SA	55,287	4,684,438
	Boiron SA	3,024	83,241
	Bollore SE	104,584	646,894
	Bonduelle SCA	7,763	72,607
*††	Bourbon Corp. SA	9,346	0
	Bouygues SA	122,374	5,378,986
	Bureau Veritas SA	79,293	2,517,002
*	Canal & SA	161,833	367,726
	Capgemini SE	21,438	3,422,628
#	Carrefour SA	145,238	2,240,109
	Catana Group	14,898	57,459
	CBo Territoria	13,564	57,134
*	Cegedim SA	6,789	92,070

		Shares	Value»
FRANCE — (Continued)
	Cie de Saint-Gobain SA	93,595	$10,175,460
	Cie des Alpes	9,445	185,856
	Cie Generale des Etablissements Michelin SCA	301,482	11,023,913
#*	Clariane SE	132,236	561,886
	Coface SA	84,462	1,731,197
	Credit Agricole SA	82,436	1,546,218
	Danone SA	45,098	3,880,521
	Dassault Aviation SA	435	156,846
	Derichebourg SA	108,712	747,802
	Eiffage SA	49,878	6,787,036
*Ω	Elior Group SA	40,374	122,307
	Elis SA	172,867	4,437,336
	Engie SA	760,357	15,715,312
	Eramet SA	3,227	178,932
	EssilorLuxottica SA	2,098	604,545
	Esso SA Francaise	4,323	694,893
	Etablissements Maurel et Prom SA	71,961	370,427
	Eurazeo SE	27,327	1,998,138
#*	Eutelsat Communications SACA	30,998	126,592
*	Figeac Aero	1,504	14,772
	Fnac Darty SA (0QSH LI)	2,700	92,861
	Fnac Darty SA (FNAC FP)	8,241	286,938
#*	Foraco International SA	56,346	72,752
	Forvia SE (FRVIA FP)	40,808	315,230
	Gaztransport Et Technigaz SA	16,426	2,677,484
	Getlink SE	8,518	161,742
	GL Events SACA	9,927	247,543
	Groupe Crit SA	2,385	184,017
#	Guerbet	5,789	131,706
	Hermes International SCA	2,821	7,758,258
*	ID Logistics Group SACA	2,241	1,009,385
	Imerys SA	14,166	473,204
	Infotel SA	2,228	110,651
#	Interparfums SA	851	33,731
	Ipsen SA	11,306	1,314,923
	IPSOS SA	38,098	1,803,737
#	Jacquet Metals SACA	4,941	116,222
*	JCDecaux SE	48,441	843,079
	Kaufman & Broad SA	12,179	478,192
#	Kering SA	12,886	2,621,691

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
Ω	La Francaise des Jeux SACA	40,542	$1,445,085
	Laurent-Perrier	1,921	211,354
	Lectra	2,711	70,402
	Legrand SA	10,936	1,201,864
	Linedata Services	862	71,986
	LISI SA	9,353	292,880
	LNA Sante SA	5,091	132,530
	L’Oreal SA	3,396	1,500,576
*	Louis Hachette Group	54,372	85,728
	LVMH Moet Hennessy Louis Vuitton SE	29,948	16,589,075
#Ω	Maisons du Monde SA	9,594	29,915
	Manitou BF SA	11,191	258,065
	Mersen SA	20,247	433,945
#	Metropole Television SA	26,704	419,596
	Nexans SA	13,265	1,457,271
	NRJ Group	18,897	142,375
	Oeneo SA	12,484	128,903
	Opmobility	67,320	754,471
	Orange SA (ORA FP)	1,286,762	18,668,398
*	OVH Groupe SAS	3,000	39,888
	Publicis Groupe SA (PUB FP)	27,802	2,828,770
	Quadient SA	18,572	351,547
	Renault SA	61,117	3,245,996
	Rexel SA	244,826	6,802,154
	Robertet SA	158	146,544
	SA d’Explosifs et de Produits Chimiques	82	19,018
	Safran SA	20,936	5,571,481
	Samse SACA	314	50,172
	Sanofi SA (SAN FP)	27,247	2,980,599
#	Sartorius Stedim Biotech	436	102,892
	Savencia SA	3,513	266,047
	Schneider Electric SE (0NWV LI)	1,883	437,474
	Schneider Electric SE (SU FP)	11,379	2,658,655
	SCOR SE	88,897	2,801,072
	SEB SA	14,616	1,378,712
	Seche Environnement SACA	4,299	443,489
#*Ω	SMCP SA	12,452	44,890
	Societe BIC SA	21,382	1,383,447
	Societe Generale SA	86,638	4,517,216
	Societe LDC SADIR	3,690	320,314
	Sodexo SA	5,058	321,066
*	SOITEC	401	22,745
	Sopra Steria Group	11,331	2,323,398
	SPIE SA	81,284	3,983,936
	Stef SA	4,038	582,232

		Shares	Value»
FRANCE — (Continued)
*	Synergie SE	6,994	$241,798
#	Teleperformance SE	20,174	2,212,181
#	Television Francaise 1 SA	56,283	537,810
	TFF Group	576	13,653
	Thales SA	10,190	2,854,447
#	Thermador Groupe	3,866	289,437
#	Tikehau Capital SCA	11,998	259,124
	TotalEnergies SE (TTE FP)	660,206	37,602,164
	Trigano SA	10,716	1,273,021
*	Ubisoft Entertainment SA	18,626	219,457
	Valeo SE	68,946	684,714
#*	Vallourec SACA	192,412	3,556,302
Ω	Verallia SA	41,833	1,398,834
	Vetoquinol SA	2,062	174,226
	Vicat SACA	12,948	725,003
	VIEL & Cie SA	16,841	258,070
	Vinci SA	41,979	5,896,678
	Virbac SACA	1,818	640,967
*	Viridien	6,574	390,019
	Vivendi SE	161,833	504,671
#*	Voltalia SA	6,763	56,047
#	Wavestone	2,523	134,667
*Ω	Worldline SA	4,920	27,259

TOTAL FRANCE			262,525,722

GERMANY — (8.3%)
	1&1 AG	33,655	598,028
	7C Solarparken AG	26,525	60,540
	Adesso SE	1,569	174,267
	adidas AG	18,993	4,370,129
	All for One Group SE	1,703	109,443
	Allgeier SE	4,438	102,178
	Allianz SE (ALV GR)	9,813	4,058,428
	AlzChem Group AG	5,513	711,451
	Amadeus Fire AG	2,835	241,002
	Atoss Software SE	5,327	800,787
	Aumann AG	5,514	89,013
#	Aurubis AG	25,680	2,242,083
	BASF SE	330,626	16,884,892
*	Basler AG	4,706	47,625
	Bayer AG	491,636	12,884,395
	Bayerische Motoren Werke AG	44,911	3,809,238
#*	BayWa AG (BYW6 GR)	9,726	89,241
	Bechtle AG	41,971	1,790,594
	Beiersdorf AG	5,054	712,098
	Bertrandt AG	3,342	72,142
	Bijou Brigitte AG	4,938	237,410
	Bilfinger SE	19,633	1,669,785
#	Borussia Dortmund GmbH & Co. KGaA	92,191	342,454

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Brenntag SE	66,131	$4,416,483
Ω	Brockhaus Technologies AG	2,050	33,329
	CANCOM SE (COK GR)	20,513	629,838
	Carl Zeiss Meditec AG	309	21,237
*	Ceconomy AG	147,683	524,849
	CENIT AG	5,167	48,464
	Cewe Stiftung & Co. KGaA	6,588	761,859
	Commerzbank AG	306,138	8,102,713
*	CompuGroup Medical SE & Co. KGaA	8,205	204,491
	Continental AG	43,559	3,405,209
*	Covestro AG	48,264	3,248,619
	CTS Eventim AG & Co. KGaA	27,901	3,305,905
	Daimler Truck Holding AG	218,320	8,771,329
	Dermapharm Holding SE	13,797	602,729
	Deutsche Bank AG (DB US)	251,120	6,581,855
	Deutsche Bank AG (DBK GR)	18,884	495,145
*	Deutsche Beteiligungs AG	9,791	279,860
	Deutsche Boerse AG	65,241	21,013,725
	Deutsche Lufthansa AG	366,551	2,633,904
*Ω	Deutsche Pfandbriefbank AG	75,740	464,542
	Deutsche Post AG	339,804	14,519,144
	Deutsche Telekom AG (DTE GR)	713,773	25,636,966
	Deutsche Telekom AG (DTEGY US), Sponsored ADR	5,867	210,097
	Deutz AG	81,056	629,353
	Draegerwerk AG & Co. KGaA	2,155	121,438
	Duerr AG	71,144	1,684,251
Ω	DWS Group GmbH & Co. KGaA	26,592	1,399,894
	E.ON SE	234,553	4,102,236
	Eckert & Ziegler SE	7,772	531,274
	Elmos Semiconductor SE	7,963	542,474
	ElringKlinger AG	35,901	200,413
	Energiekontor AG	4,279	206,128
	Evonik Industries AG	74,680	1,678,272
	Fielmann Group AG	10,288	584,614
	flatexDEGIRO AG	117,214	3,084,701

		Shares	Value»
GERMANY — (Continued)
#*	Fraport AG Frankfurt Airport Services Worldwide	26,991	$1,788,736
	Freenet AG	99,725	4,146,875
	Fresenius Medical Care AG (FME GR)	50,967	2,592,975
*	Fresenius SE & Co. KGaA	41,103	1,952,266
	Friedrich Vorwerk Group SE	6,850	467,728
	FUCHS SE	12,719	488,955
	GEA Group AG	75,384	4,918,029
	Gerresheimer AG	30,386	2,061,620
	Gesco SE	7,358	134,435
	GFT Technologies SE	20,390	575,878
	Grenke AG	14,427	221,146
	H&R GmbH & Co. KGaA	8,448	39,018
	Hannover Rueck SE	11,492	3,688,927
#Ω	Hapag-Lloyd AG	2,969	467,470
	Hawesko Holding SE	817	22,999
	Heidelberg Materials AG	72,839	14,561,498
*	Heidelberger Druckmaschinen AG	216,537	298,080
	Hella GmbH & Co. KGaA	2,159	217,010
*	HelloFresh SE	171,554	1,786,359
	Henkel AG & Co. KGaA	10,898	769,182
	Hensoldt AG	5,650	437,699
	HOCHTIEF AG	10,531	1,992,415
	Hornbach Holding AG & Co. KGaA	14,561	1,639,381
	HUGO BOSS AG	41,652	1,737,276
	Indus Holding AG	17,184	484,093
	Infineon Technologies AG (IFNNY US), ADR	25,149	829,163
	Infineon Technologies AG (IFX GR)	238,824	7,910,578
	Init Innovation in Traffic Systems SE	4,242	188,864
Ω	Instone Real Estate Group SE	21,110	195,263
	IVU Traffic Technologies AG	6,118	130,152
	Jenoptik AG	68,652	1,370,624
Ω	JOST Werke SE	14,956	841,662
	K&S AG	87,825	1,531,833
	KION Group AG	56,418	2,400,921
	Kloeckner & Co. SE	10,732	86,383
	Knaus Tabbert AG	963	14,418

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Knorr-Bremse AG	24,318	$2,411,780
*	Koenig & Bauer AG	7,483	138,466
	Krones AG	12,389	1,810,877
	KSB SE & Co. KGaA	83	79,648
	KWS Saat SE & Co. KGaA	12,755	804,819
	Lanxess AG	13,226	397,097
	Leifheit AG	5,800	142,911
*	MAX Automation SE	1,669	10,220
*	Medios AG	10,427	138,471
	Mercedes-Benz Group AG	98,368	5,881,306
	Merck KGaA	1,336	185,998
	MLP SE	69,864	633,463
	MTU Aero Engines AG	10,646	3,684,639
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,913	8,155,753
#	Mutares SE & Co. KGaA	16,342	597,517
#*	Nagarro SE	6,919	493,264
	Nemetschek SE	17,287	2,297,179
	Norma Group SE	11,384	143,075
	Patrizia SE	20,053	168,183
*	Pentixapharm Holding AG	7,772	25,532
	Pfeiffer Vacuum Technology AG	2,084	367,159
#	PNE AG	4,119	72,039
	ProCredit Holding AG	23,774	273,199
	ProSiebenSat.1 Media SE	70,381	491,169
	Puma SE (PUM GR)	1,990	51,383
#*	PVA TePla AG	19,538	363,235
	PWO AG	1,001	32,734
*	q.beyond AG	16,382	14,881
	Qiagen NV	16,790	720,565
*	R Stahl AG	1,041	21,100
	Rational AG	1,798	1,542,745
	Rheinmetall AG	10,704	18,229,471
	RWE AG	48,169	1,870,602
	SAF-Holland SE	27,426	497,621
	Salzgitter AG	6,973	172,319
Ω	Scout24 SE	4,867	580,033
	Secunet Security Networks AG	917	213,828
#*	SGL Carbon SE	13,285	53,140
	Siemens AG (SIE GR)	18,472	4,253,389
#*	Siemens Energy AG	12,852	991,964
Ω	Siemens Healthineers AG	11,955	644,462
	Siltronic AG	6,250	254,129
	Sixt SE	6,786	645,167

		Shares	Value»
GERMANY — (Continued)
	SMA Solar Technology AG	16,549	$287,013
	Stabilus SE	10,024	278,048
	Stroeer SE & Co. KGaA	14,983	894,656
	Suedzucker AG	80,818	1,088,128
	SUSS MicroTec SE	18,932	728,999
	Symrise AG	10,273	1,184,800
	Takkt AG	22,729	196,321
*	Talanx AG	24,927	2,860,825
*Ω	TeamViewer SE	96,732	1,486,067
	Technotrans SE	3,475	70,972
	thyssenkrupp AG	280,860	3,220,976
*	TUI AG	134,400	1,034,139
	United Internet AG	61,043	1,384,260
#	Verbio SE	15,266	180,176
	Volkswagen AG	9,636	1,075,718
	Vossloh AG	15,168	1,198,338
	Wacker Chemie AG	6,672	504,374
	Wacker Neuson SE	18,945	509,446
	Washtec AG	6,118	294,804
	Wuestenrot & Wuerttembergische AG	14,659	236,107
	Zeal Network SE	1,813	92,366

TOTAL GERMANY			315,127,539

HONG KONG — (1.2%)
*	Aceso Life Science Group Ltd.	479,933	1,529
	Aeon Credit Service Asia Co. Ltd.	74,000	59,240
	AIA Group Ltd.	483,800	3,625,071
*	Allied Group Ltd.	236,000	45,971
	APAC Resources Ltd.	230,903	32,879
	Asia Financial Holdings Ltd.	136,000	69,976
	ASMPT Ltd.	29,000	195,097
	Associated International Hotels Ltd.	10,000	6,529
	Bank of East Asia Ltd.	550,047	756,282
	BOC Hong Kong Holdings Ltd.	238,000	987,314
	Bright Smart Securities & Commodities Group Ltd.	650,000	574,614
Ω	Budweiser Brewing Co. APAC Ltd.	78,000	82,417
	Cafe de Coral Holdings Ltd.	292,000	268,346

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Cathay Pacific Airways Ltd.	814,000	$935,339
	Chevalier International Holdings Ltd.	30,055	15,196
*	China Energy Development Holdings Ltd.	4,676,000	25,950
*	China Star Entertainment Ltd.	1,552,000	314,657
*	Chinese Estates Holdings Ltd.	257,500	42,728
	Chow Sang Sang Holdings International Ltd.	325,000	318,507
	CITIC Telecom International Holdings Ltd.	1,727,000	525,367
	CK Asset Holdings Ltd.	73,152	298,852
	CK Hutchison Holdings Ltd.	76,460	431,164
	CK Infrastructure Holdings Ltd.	9,500	64,027
*	CK Life Sciences International Holdings, Inc.	258,000	30,000
*	C-Mer Medical Holdings Ltd.	210,000	45,715
#††	Convoy, Inc.	5,166,000	20,849
Ω	Crystal International Group Ltd.	519,000	302,579
*	CSC Holdings Ltd.	4,600,000	11,249
	CTF Services Ltd.	913,830	865,411
*††	CW Group Holdings Ltd.	443,000	0
	Dah Sing Banking Group Ltd.	258,595	278,658
	Dah Sing Financial Holdings Ltd.	111,066	405,525
	Dickson Concepts International Ltd.	83,500	73,835
	Dream International Ltd.	48,000	36,002
	Dynamic Holdings Ltd.	14,000	25,479
	Eagle Nice International Holdings Ltd.	242,000	108,257
††	EcoGreen International Group Ltd.	234,000	10,750
	Emperor Watch & Jewellery Ltd.	1,020,000	28,467

		Shares	Value»
HONG KONG — (Continued)
*	ENM Holdings Ltd.	324,000	$10,422
Ω	ESR Group Ltd.	855,000	1,361,538
	Fairwood Holdings Ltd.	55,500	36,790
	Far East Consortium International Ltd.	915,938	105,079
	First Pacific Co. Ltd.	1,837,200	1,236,192
#*Ω	FIT Hon Teng Ltd.	1,215,000	305,025
	FSE Lifestyle Services Ltd.	90,000	64,073
	Galaxy Entertainment Group Ltd.	77,000	278,093
	Get Nice Holdings Ltd.	608,600	10,555
	Giordano International Ltd.	1,280,000	246,428
	Glorious Sun Enterprises Ltd.	447,000	73,735
#*††	Gold Financial Holdings Ltd.	204,000	0
	Great Eagle Holdings Ltd.	145,003	242,397
	G-Resources Group Ltd.	229,930	187,484
	Guoco Group Ltd.	18,000	146,359
#	Guotai Junan International Holdings Ltd.	2,101,000	270,574
	Hang Lung Group Ltd.	362,000	519,641
	Hang Lung Properties Ltd.	37,804	31,005
	Hang Seng Bank Ltd.	28,900	403,409
	Harbour Centre Development Ltd.	53,000	26,311
	Henderson Land Development Co. Ltd.	88,575	251,193
	HKBN Ltd.	322,500	210,816
*	HKR International Ltd.	265,188	29,567
	HKT Trust & HKT Ltd.	1,262,000	1,795,800
	Hong Kong & China Gas Co. Ltd.	158,735	142,826
	Hong Kong Exchanges & Clearing Ltd.	74,500	3,254,881
	Hong Kong Ferry Holdings Co. Ltd.	112,000	60,491
#*	Hong Kong Technology Venture Co. Ltd.	263,659	70,535

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Hongkong & Shanghai Hotels Ltd.	413,220	$287,628
	Hutchison Telecommunications Hong Kong Holdings Ltd.	988,000	128,756
	IGG, Inc.	496,000	238,958
Ω	Impro Precision Industries Ltd.	211,000	62,541
*	IPE Group Ltd.	305,000	15,730
	Johnson Electric Holdings Ltd.	464,085	845,469
	K Wah International Holdings Ltd.	725,000	162,436
*	Kader Holdings Co. Ltd.	4,000	133
	Karrie International Holdings Ltd.	78,000	7,265
	Kerry Properties Ltd.	270,500	635,251
	KLN Logistics Group Ltd.	406,750	328,079
	Kowloon Development Co. Ltd.	275,504	106,737
*	Lai Sun Garment International Ltd.	45,334	3,360
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	832,750	49,380
	Liu Chong Hing Investment Ltd.	128,000	66,483
	Luk Fook Holdings International Ltd.	112,000	244,396
	Man Wah Holdings Ltd.	932,000	495,301
*	Midland Holdings Ltd.	86,000	10,960
	Miramar Hotel & Investment	162,000	189,533
	Modern Dental Group Ltd.	345,000	185,290
#*	Mongolian Mining Corp.	810,000	669,189
	MTR Corp. Ltd.	12,216	42,174
*	NagaCorp Ltd.	377,784	160,468
	Nameson Holdings Ltd.	378,000	36,983
*	National United Resources Holdings Ltd.	35,000	302
*	New Focus Auto Tech Holdings Ltd.	1,452,000	8,027

		Shares	Value»
HONG KONG — (Continued)
#*	New World Development Co. Ltd.	37,644	$23,052
*††	NewOcean Energy Holdings Ltd.	788,000	0
#	Nissin Foods Co. Ltd.	135,000	116,145
	Oriental Watch Holdings	404,368	182,675
*	Oshidori International Holdings Ltd.	2,508,000	152,362
	Pacific Basin Shipping Ltd.	4,309,000	966,170
	Pacific Textiles Holdings Ltd.	433,000	68,728
	PAX Global Technology Ltd.	253,000	152,355
	PC Partner Group Ltd.	160,000	150,441
	PCCW Ltd.	281,415	187,607
	Perfect Medical Health Management Ltd.	120,000	33,451
	Pico Far East Holdings Ltd.	748,000	184,261
	Plover Bay Technologies Ltd.	144,000	98,517
*	Public Financial Holdings Ltd.	292,000	48,966
*	Regal Hotels International Holdings Ltd.	240,000	19,675
Ω	Regina Miracle International Holdings Ltd.	210,000	46,105
#	Sa Sa International Holdings Ltd.	836,000	63,212
	SAS Dragon Holdings Ltd.	294,000	153,583
	Shangri-La Asia Ltd.	753,666	422,163
*	Shun Tak Holdings Ltd.	1,019,249	73,506
	Singamas Container Holdings Ltd.	1,084,000	84,969
	Sino Land Co. Ltd.	384,451	395,100
	SITC International Holdings Co. Ltd.	793,000	2,195,787
	SmarTone Telecommunications Holdings Ltd.	370,166	202,722
	Soundwill Holdings Ltd.	69,000	72,549
*	South China Holdings Co. Ltd.	880,000	3,428

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Stella International Holdings Ltd.	390,000	$698,206
	Sun Hung Kai & Co. Ltd.	472,341	182,817
	Sun Hung Kai Properties Ltd.	31,282	296,754
	SUNeVision Holdings Ltd.	622,000	520,061
	Swire Pacific Ltd.. (19 HK), Class A	120,000	1,037,719
	Swire Pacific Ltd.. (87 HK), Class B	157,500	216,777
	TAI Cheung Holdings Ltd.	157,000	59,762
	Techtronic Industries Co. Ltd.	117,000	1,177,486
*	Television Broadcasts Ltd.	98,900	39,422
	Texhong International Group Ltd.	279,000	121,479
	Texwinca Holdings Ltd.	376,000	27,755
#	Theme International Holdings Ltd.	1,680,000	84,452
#*	Tongda Group Holdings Ltd.	3,530,000	34,137
	Town Health International Medical Group Ltd.	1,265,899	40,570
	Tradelink Electronic Commerce Ltd.	162,000	19,870
	Transport International Holdings Ltd.	76,648	89,031
	United Laboratories International Holdings Ltd.	1,027,000	1,840,451
*††	Untrade.Genting	436,000	0
	Vesync Co. Ltd.	205,000	147,229
	Vitasoy International Holdings Ltd.	390,000	502,482
	VSTECS Holdings Ltd.	745,200	573,765
	VTech Holdings Ltd.	83,000	557,607
Ω	WH Group Ltd.	2,112,568	1,889,074
	Wing On Co. International Ltd.	30,000	44,323
	Wing Tai Properties Ltd.	154,000	28,884
*	Xingye Alloy Materials Group Ltd.	121,000	15,428
#	Xinyi Glass Holdings Ltd.	859,210	804,463

		Shares	Value»
HONG KONG — (Continued)
	Yue Yuen Industrial Holdings Ltd.	576,500	$827,680
*	Zhaobangji Lifestyle Holdings Ltd.	688,000	12,257

TOTAL HONG KONG			46,259,346

IRELAND — (0.7%)
	AIB Group PLC	702,702	4,722,903
	Bank of Ireland Group PLC	586,081	6,881,452
	C&C Group PLC	121,921	223,947
	Cairn Homes PLC	503,745	1,109,764
	Dalata Hotel Group PLC	164,527	942,977
	DCC PLC	25,264	1,651,201
	FBD Holdings PLC (FBD ID)	18,953	276,289
*	Flutter Entertainment PLC	3,145	763,346
	Glanbia PLC (GLB ID)	130,579	1,690,370
*Ω	Glenveagh Properties PLC	406,308	761,522
	Grafton Group PLC, CDI	112,665	1,363,817
	Greencore Group PLC	408,487	1,007,290
	Irish Continental Group PLC (IR5B ID)	94,874	552,689
*	James Hardie Industries PLC (JHX AU), CDI	32,062	752,566
	Kerry Group PLC (KYGA ID), Class A	1,235	130,739
	Kingspan Group PLC (KSP ID)	31,657	2,671,358
*	Permanent TSB Group Holdings PLC	44,764	78,361
	Smurfit WestRock PLC	16,056	674,673

TOTAL IRELAND			26,255,264

ISRAEL — (0.9%)
*	AFI Properties Ltd.	2,858	144,591
*	Alrov Properties & Lodgings Ltd.	3,510	187,783
#	Altshuler Shaham Finance Ltd.	26,346	37,730

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Amos Luzon Development & Energy Group Ltd.	28,031	$21,278
	Arad Ltd.	8,268	117,147
*	Ashdod Refinery Ltd.	2,855	46,906
	Ashtrom Group Ltd.	6,397	100,600
	AudioCodes Ltd. (AUDC US)	5,277	49,498
	Automatic Bank Services Ltd.	11,018	68,121
	Ayalon Holdings Ltd.	3,401	46,554
	Azorim-Investment Development & Construction Co. Ltd.	22,180	102,201
	Azrieli Group Ltd.	201	14,634
	Bank Hapoalim BM	99,621	1,461,300
	Bank Leumi Le-Israel BM	199,102	2,827,453
*	Bet Shemesh Engines Holdings 1997 Ltd.	3,699	495,042
	Bezeq The Israeli Telecommunication Corp. Ltd.	347,782	528,850
	Carasso Motors Ltd.	31,251	240,682
	Castro Model Ltd.	588	25,724
*	Cellcom Israel Ltd. (CEL IT)	31,987	202,556
*	Cellcom Israel Ltd. (CELJF US)	44,794	293,849
	Clal Insurance Enterprises Holdings Ltd.	46,879	1,286,272
	Cohen Development Gas & Oil Ltd.	41	1,873
*	Compugen Ltd.	11,330	16,326
	Danel Adir Yeoshua Ltd.	2,820	304,772
	Danya Cebus Ltd.	1,721	49,654
	Delek Group Ltd.	5,388	859,544
	Delta Galil Ltd.	7,154	337,334
	Delta Israel Brands Ltd.	1,791	40,382
	Diplomat Holdings Ltd.	7,551	86,912
#	Direct Finance of Direct Group 2006 Ltd.	924	137,532
*	Dor Alon Energy in Israel 1988 Ltd.	3,031	98,118
	Duniec Brothers Ltd.	1,023	61,700
*	El Al Israel Airlines	43,385	132,607
	Electra Consumer Products 1970 Ltd.	3,998	110,107

		Shares	Value»
ISRAEL — (Continued)
#	Electra Ltd.	512	$270,842
	Electra Real Estate Ltd.	2,223	27,586
*	Ellomay Capital Ltd.	2,696	39,260
*	Equital Ltd.	17,929	672,474
*	Fattal Holdings 1998 Ltd.	2,508	327,534
	First International Bank of Israel Ltd.	11,171	613,538
	FMS Enterprises Migun Ltd.	2,031	97,982
	Formula Systems 1985 Ltd. (FORTY IT)	4,452	393,071
	Fox Wizel Ltd.	4,361	366,794
	Gav-Yam Lands Corp. Ltd.	9,344	83,075
*	Gilat Satellite Networks Ltd.	3,813	24,190
*	Hagag Group Real Estate Development	9,170	42,162
	Harel Insurance Investments & Financial Services Ltd.	90,237	1,499,915
	Hilan Ltd.	8,281	528,705
	ICL Group Ltd.	1,654	11,041
	IDI Insurance Co. Ltd.	6,733	315,318
*	IES Holdings Ltd.	1,407	83,832
	Ilex Medical Ltd.	3,245	53,767
	Inrom Construction Industries Ltd.	92,645	388,297
	Isracard Ltd.	153,720	723,906
	Israel Discount Bank Ltd., Class A	230,839	1,724,248
*	Israir Group Ltd.	77,586	45,305
	Isras Investment Co. Ltd.	966	208,331
#	Issta Ltd.	5,494	125,829
	Kamada Ltd. (KMDA IT)	8,369	54,488
*	Kamada Ltd. (KMDA US)	5,031	32,551
	Kardan Real Estate Enterprise & Development Ltd.	24,161	35,401
	Land Development Nimrodi Group Ltd.	4,982	39,147
	M Yochananof & Sons Ltd.	2,321	156,972

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Magic Software Enterprises Ltd. (MGIC IT)	15,105	$208,901
*	Malam - Team Ltd.	4,820	98,465
	Matrix IT Ltd.	9,607	235,151
	Max Stock Ltd.	45,083	172,259
	Mediterranean Towers Ltd.	56,719	171,730
	Meitav Investment House Ltd.	36,615	471,720
	MENIF - Financial Services Ltd.	17,757	90,579
	Menora Mivtachim Holdings Ltd.	20,160	1,067,814
	Meshulam Levinstein Contracting & Engineering Ltd.	1,121	118,897
	Migdal Insurance & Financial Holdings Ltd.	202,108	388,693
	Mivtach Shamir Holdings Ltd.	1,785	123,565
	Mizrahi Tefahot Bank Ltd.	11,602	587,502
	Naphtha Israel Petroleum Corp. Ltd.	10,721	69,262
	Nawi Group Ltd.	13,598	185,554
*	Neto ME Holdings Ltd.	867	40,200
	Next Vision Stabilized Systems Ltd.	23,238	612,133
*	Nova Ltd. (NVMI IT)	194	37,456
	Novolog Ltd.	130,132	54,216
	Oil Refineries Ltd.	1,832,971	460,211
	One Software Technologies Ltd.	15,311	289,258
	Palram Industries 1990 Ltd.	11,175	237,780
#	Partner Communications Co. Ltd.	97,735	649,322
	Paz Retail & Energy Ltd.	7,318	1,033,269
*	Perion Network Ltd.	5,120	48,324
	Phoenix Financial Ltd.	52,640	1,036,642
	Plasson Industries Ltd.	1,085	59,537
	Plus500 Ltd.	68,343	2,801,537
	Polyram Plastic Industries Ltd.	24,917	67,577

		Shares	Value»
ISRAEL — (Continued)
	Prashkovsky Investments & Construction Ltd.	178	$4,587
*	Priortech Ltd.	264	10,725
	Qualitau Ltd.	1,674	94,023
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,030	308,338
*	Rani Zim Shopping Centers Ltd.	41,874	51,092
	Retailors Ltd.	4,258	87,886
*	Scope Metals Group Ltd.	5,426	187,544
	Shufersal Ltd.	67,433	631,366
	Summit Real Estate Holdings Ltd.	27,308	402,819
	Tadiran Group Ltd.	2,028	112,589
Ω	Tamar Petroleum Ltd.	12,970	122,552
*	TAT Technologies Ltd.	1,157	31,886
	Tel Aviv Stock Exchange Ltd.	679	8,348
	Telsys Ltd.	1,595	75,134
*	Tera Light Ltd.	18,659	47,191
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	114,334	1,773,320
	Tiv Taam Holdings 1 Ltd.	45,138	94,867
*	Tower Semiconductor Ltd. (TSEM IT)	377	13,779
	Victory Supermarket Chain Ltd.	3,715	44,443
	YD More Investments Ltd.	11,785	52,422
	YH Dimri Construction & Development Ltd.	233	19,660

TOTAL ISRAEL			35,113,318

ITALY — (2.5%)
	A2A SpA	1,053,396	2,679,070
	ACEA SpA	23,610	554,661
	Amplifon SpA	52,005	995,321
	Arnoldo Mondadori Editore SpA	109,582	266,713
	Ascopiave SpA	28,986	108,476
	Azimut Holding SpA	55,894	1,553,245
	Banca Generali SpA	25,451	1,509,950
	Banca IFIS SpA	21,001	526,205
	Banca Mediolanum SpA	64,894	970,156

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Banca Monte dei Paschi di Siena SpA	459,257	$3,883,834
	Banca Popolare di Sondrio SpA	303,191	3,799,249
Ω	Banca Sistema SpA	21,210	39,738
	Banco BPM SpA	508,021	5,670,793
	Banco di Desio e della Brianza SpA	26,638	228,544
Ω	BFF Bank SpA	76,741	727,029
#	Biesse SpA	1,204	9,638
#	BPER Banca SpA	685,442	5,567,217
#	Brunello Cucinelli SpA	17,481	1,973,599
	Buzzi SpA	10,799	565,930
#	Cairo Communication SpA	52,260	170,725
Ω	Carel Industries SpA	537	10,763
	Cembre SpA	1,846	102,089
*	CIR SpA-Compagnie Industriali	671,264	445,355
	Credito Emiliano SpA	87,133	1,197,887
	Danieli & C Officine Meccaniche SpA (DANR IM)	16,764	453,720
	Datalogic SpA	5,148	24,906
#*Ω	doValue SpA	64,701	133,397
Ω	Enav SpA	94,202	417,143
	Enel SpA	1,243,802	10,782,484
	Eni SpA (ENI IM)	358,819	5,138,840
*	Esprinet SpA	22,669	135,378
	Fiera Milano SpA	17,420	101,294
	Fila SpA	20,287	264,304
	FinecoBank Banca Fineco SpA	36,826	736,922
#	FNM SpA	182,188	82,580
*	Garofalo Health Care SpA	8,404	51,410
	Generali	2,406	87,934
	GPI SpA	1,425	14,882
	Hera SpA	329,199	1,558,503
#	IMMSI SpA	149,021	84,331
	Intercos SpA	1,239	18,650
	Intesa Sanpaolo SpA	573,095	3,059,348
#	Italian Sea Group SpA	4,840	30,982
	Italmobiliare SpA	13,132	365,616
	Maire SpA	127,750	1,379,771
	Mediobanca Banca di Credito Finanziario SpA	38,559	788,687
	Moltiply Group SpA	11,449	567,317
	Moncler SpA	48,680	3,004,572
*	Newlat Food SpA	10,349	201,321

		Shares	Value»
ITALY — (Continued)
#*Ω	Nexi SpA	154,612	$903,098
	Orsero SpA	7,084	105,287
Ω	OVS SpA	334,159	1,206,069
	Pharmanutra SpA	1,886	115,512
#	Piaggio&CSpA	205,723	403,846
Ω	Pirelli & C SpA	220,920	1,365,838
Ω	Poste Italiane SpA	107,568	2,183,329
	PRADA SpA	78,000	487,021
	Prysmian SpA	17,495	961,039
Ω	RAI Way SpA	81,110	555,558
	Recordati Industria Chimica e Farmaceutica SpA	15,925	939,708
	Reply SpA	5,989	1,069,213
	Rizzoli Corriere Della Sera Mediagroup SpA	134,179	149,388
	Sabaf SpA	2,447	41,553
*	Safilo Group SpA	14,771	12,078
#*	Saipem SpA	508,900	1,175,543
#	Sanlorenzo SpA	8,992	288,675
	Sesa SpA	4,663	394,113
#	Sogefi SpA	53,791	126,508
	SOL SpA	26,480	1,208,989
	Spaxs SpA	15,627	61,729
	Tamburi Investment Partners SpA	41,568	355,845
Ω	Technogym SpA	59,339	801,838
*	Telecom Italia SpA (TIT IM)	5,354,913	2,120,729
*	Telecom Italia SpA (TITR IM)	1,154,902	513,664
*	TREVI - Finanziaria Industriale SpA	139,449	42,561
	TXT e-solutions SpA	4,836	172,881
	UniCredit SpA	147,245	8,566,823
	Unipol Assicurazioni SpA	171,964	3,084,468
#	Webuild SpA	110,227	399,911
#	Wiit SpA	6,589	115,396
#	Zignago Vetro SpA	7,004	70,452

TOTAL ITALY			93,039,141

JAPAN — (22.4%)
	&Do Holdings Co. Ltd.	9,100	87,061
	77 Bank Ltd.	44,800	1,404,069
	A&D HOLON Holdings Co. Ltd.	22,300	279,098
#	AB & Company Co. Ltd.	7,300	46,316
	ABC-Mart, Inc.	8,600	159,943
#	Achilles Corp.	9,100	85,847
	Acom Co. Ltd.	127,800	358,109

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	AD Works Group Co. Ltd.	36,760	$68,026
#	Adastria Co. Ltd.	15,460	315,878
	ADEKA Corp.	71,300	1,285,320
#	Ad-sol Nissin Corp.	10,200	72,130
#	Advan Group Co. Ltd.	13,700	77,993
	Advantest Corp.	27,500	1,150,488
	Aeon Co. Ltd.	140,719	4,161,226
	Aeon Fantasy Co. Ltd.	5,700	93,935
	AEON Financial Service Co. Ltd.	56,686	469,073
#	Aeon Hokkaido Corp.	20,200	123,677
	Aeon Kyushu Co. Ltd.	2,200	39,081
	Aeon Mall Co. Ltd.	10,300	197,632
	AFC-HD AMS Life Science Co. Ltd.	10,300	61,531
	AGC, Inc.	61,500	1,920,146
	Ahresty Corp.	32,200	147,621
	Ai Holdings Corp.	1,500	22,197
	Aica Kogyo Co. Ltd.	17,300	401,088
	Aichi Corp.	23,700	213,289
	Aichi Financial Group, Inc.	9,639	184,686
	Aichi Steel Corp.	14,900	878,215
	Aichi Tokei Denki Co. Ltd.	7,400	101,871
	Aida Engineering Ltd.	27,578	171,138
#	Aidma Holdings, Inc.	2,900	35,904
	Aiful Corp.	232,800	581,608
#	Ain Holdings, Inc.	9,471	365,054
	Aiphone Co. Ltd.	8,300	146,103
	Air Water, Inc.	99,200	1,352,731
#	Airman Corp.	18,500	240,411
	Airport Facilities Co. Ltd.	15,000	70,163
	Airtech Japan Ltd.	3,500	25,830
	Aisan Industry Co. Ltd.	39,500	533,847
	Aisin Corp.	152,418	1,935,909
#	AIT Corp.	5,900	72,498
	Aizawa Securities Group Co. Ltd.	1,900	17,149
	Ajinomoto Co., Inc.	94,600	1,934,955
	Akatsuki Corp.	36,900	125,853
#*	Akebono Brake Industry Co. Ltd.	185,740	134,022
	Akita Bank Ltd.	6,400	109,553
	Albis Co. Ltd.	5,800	120,806
	Alconix Corp.	20,500	221,405
	Alfresa Holdings Corp.	35,700	538,932
#	Alinco, Inc.	10,600	74,749
#	Alleanza Holdings Co. Ltd.	12,500	90,827

		Shares	Value»
JAPAN — (Continued)
	Alpen Co. Ltd.	8,400	$139,990
#	Alpha Systems, Inc.	5,400	123,546
	Alps Alpine Co. Ltd.	158,615	1,611,249
	Altech Corp.	10,820	203,240
	Amada Co. Ltd.	122,700	1,228,598
	Amano Corp.	19,000	553,207
#	Amuse, Inc.	6,000	68,113
	Amvis Holdings, Inc.	12,800	41,216
	Anabuki Kosan, Inc.	4,600	70,840
	Anest Iwata Corp.	27,400	214,156
	Anicom Holdings, Inc.	33,600	140,258
*	Anrakutei Co. Ltd.	300	14,822
	Anritsu Corp.	4,700	46,983
	AOKI Holdings, Inc.	29,378	261,776
	Aoyama Trading Co. Ltd.	25,281	363,041
	Aoyama Zaisan Networks Co. Ltd.	21,200	286,771
#	Aozora Bank Ltd.	28,816	397,863
	Arakawa Chemical Industries Ltd.	9,400	69,897
	Arata Corp.	19,766	440,461
	Araya Industrial Co. Ltd.	3,200	103,170
	ARCLANDS Corp.	65,748	799,244
	Arcs Co. Ltd.	29,696	597,446
	ARE Holdings, Inc.	38,900	483,297
	Arealink Co. Ltd.	14,854	228,512
#*	Arent, Inc.	1,100	39,299
	Argo Graphics, Inc.	12,600	445,474
	Arisawa Manufacturing Co. Ltd.	14,000	127,587
	Art Vivant Co. Ltd.	1,600	12,281
	Artience Co. Ltd.	17,400	359,079
#	Artnature, Inc.	9,400	52,639
	Asahi Co. Ltd.	14,944	144,606
	Asahi Diamond Industrial Co. Ltd.	46,443	240,086
	Asahi Group Holdings Ltd.	180,000	2,488,012
	Asahi Intecc Co. Ltd.	12,400	190,647
	Asahi Kasei Corp.	362,900	2,528,956
#	Asahi Kogyosha Co. Ltd.	15,600	232,959
	Asahi Net, Inc.	16,100	78,032
	Asahi Printing Co. Ltd.	3,400	20,685
#	Asahi Yukizai Corp.	12,400	325,011
	Asanuma Corp.	80,000	420,978
	Ashimori Industry Co. Ltd.	5,900	110,977
	Asia Pile Holdings Corp.	32,100	202,507
	Asics Corp.	151,000	3,245,601

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ASKA Pharmaceutical Holdings Co. Ltd.	19,500	$318,075
#	ASKUL Corp.	20,600	219,256
	Astellas Pharma, Inc.	240,046	2,403,855
	Astena Holdings Co. Ltd.	36,400	123,220
#	Aucnet, Inc.	21,600	187,982
	Autobacs Seven Co. Ltd.	23,400	242,833
	Avant Group Corp.	11,700	145,879
	Avex, Inc.	13,400	123,641
	Awa Bank Ltd.	32,497	624,775
	Axell Corp.	2,500	18,429
	Axial Retailing, Inc.	78,144	594,446
	Azbil Corp. AZ-COM MARUWA	52,300	450,370
	Holdings, Inc.	22,101	204,449
	AZOOM Co. Ltd.	800	43,763
	Bandai Namco Holdings, Inc.	36,600	1,271,942
	Bando Chemical Industries Ltd.	27,700	289,536
#*	Bank of Innovation, Inc.	600	43,781
	Bank of Iwate Ltd.	4,000	81,720
	Bank of Nagoya Ltd.	7,801	410,726
	Bank of Saga Ltd.	5,571	85,191
#	Bank of the Ryukyus Ltd.	37,600	285,379
	Base Co. Ltd.	4,800	104,356
*	baudroie, Inc.	1,300	51,609
	BayCurrent, Inc.	39,200	2,112,236
#	Beauty Garage, Inc.	4,600	48,120
#	Beenos, Inc.	5,000	139,868
	Belc Co. Ltd.	7,400	365,945
	Bell System24 Holdings, Inc.	36,200	299,578
	Belluna Co. Ltd.	34,579	237,002
#	Bewith, Inc.	3,300	38,843
	Bic Camera, Inc.	1,200	12,868
	BIPROGY, Inc.	20,000	653,163
	B-Lot Co. Ltd.	8,200	75,765
	BML, Inc.	8,492	177,129
#	Bookoff Group Holdings Ltd.	9,200	96,862
	Bourbon Corp.	5,800	108,767
	B-R31 Ice Cream Co. Ltd.	900	25,683
#	BrainPad, Inc.	9,600	71,278
	Bridgestone Corp.	48,700	2,036,398
	Broadmedia Corp.	6,240	74,481
	Brother Industries Ltd.	121,500	2,135,189
	Buffalo, Inc.	5,900	85,388

		Shares	Value»
JAPAN — (Continued)
#	Bull-Dog Sauce Co. Ltd.	1,300	$15,859
	Bunka Shutter Co. Ltd.	59,800	856,112
	Business Brain Showa-Ota, Inc.	4,900	92,670
#	Business Engineering Corp.	2,400	63,961
	C Uyemura & Co. Ltd.	3,400	220,034
	CAC Holdings Corp.	4,200	60,873
	Calbee, Inc.	20,300	408,330
	Canon Electronics, Inc.	13,300	216,756
	Canon Marketing Japan, Inc.	16,400	580,558
	Canon, Inc. (CAJ US), Sponsored ADR	19,564	601,006
	Capcom Co. Ltd.	40,800	1,181,181
	Career Design Center Co. Ltd.	1,300	16,305
#	Careerlink Co. Ltd.	4,300	64,547
#	Carenet, Inc.	5,500	28,338
#	Carlit Co. Ltd.	14,100	105,896
	Casio Computer Co. Ltd.	7,600	59,436
	Cawachi Ltd.	9,500	186,076
#	CDS Co. Ltd.	2,600	33,438
	Celsys, Inc.	16,443	149,450
	Central Automotive Products Ltd.	31,800	376,717
	Central Glass Co. Ltd.	34,000	711,351
	Central Security Patrols Co. Ltd.	7,500	141,559
#	Central Sports Co. Ltd.	3,000	50,419
#	Change Holdings, Inc.	22,800	216,481
	Charm Care Corp. KK	14,100	124,483
	Chiba Bank Ltd.	90,500	804,679
	Chiba Kogyo Bank Ltd.	35,000	304,118
#	Chikaranomoto Holdings Co. Ltd.	6,800	61,238
	Chino Corp.	5,900	79,264
	Chiyoda Co. Ltd.	16,282	139,361
	Chiyoda Integre Co. Ltd.	7,600	144,224
	Chofu Seisakusho Co. Ltd.	11,355	143,227
	Chori Co. Ltd.	9,300	235,920
#	Choushimaru Co. Ltd.	1,400	14,955

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Chubu Shiryo Co. Ltd.	16,800	$168,183
#	Chubu Steel Plate Co. Ltd.	13,200	197,169
	Chudenko Corp.	14,800	363,932
	Chuetsu Pulp & Paper Co. Ltd.	14,389	153,159
	Chugai Pharmaceutical Co. Ltd.	68,900	3,969,295
#	Chugai Ro Co. Ltd.	4,000	106,257
	Chugin Financial Group, Inc.	69,500	780,771
	Chugoku Marine Paints Ltd.	39,000	566,465
#	Chuo Spring Co. Ltd.	11,000	113,219
#	Chuo Warehouse Co. Ltd.	6,000	60,786
	Citizen Watch Co. Ltd.	158,100	914,537
	CKD Corp.	25,900	377,523
	CK-San-Etsu Co. Ltd.	4,600	118,943
	Cleanup Corp.	8,300	37,536
	CMK Corp.	39,600	109,560
	Coca-Cola Bottlers Japan Holdings, Inc.	27,685	520,113
	COLOPL, Inc.	9,700	32,180
	Colowide Co. Ltd.	29,800	375,360
	Computer Engineering & Consulting Ltd.	1,100	16,385
	Computer Institute of Japan Ltd.	12,520	40,865
	COMSYS Holdings Corp.	28,459	630,767
	Comture Corp.	10,500	122,689
	Concordia Financial Group Ltd.	231,738	1,498,871
	Copro-Holdings Co. Ltd.	2,800	32,804
#	Core Corp.	900	11,139
#	Corona Corp.	10,600	68,256
#	Cosel Co. Ltd.	19,363	145,894
	Cosmo Energy Holdings Co. Ltd.	76,100	3,123,299
	Cosmos Initia Co. Ltd.	9,500	81,223
	Cosmos Pharmaceutical Corp.	13,400	862,150
#	Cota Co. Ltd.	989	9,891
#*	Cover Corp.	13,700	210,050
	Create Restaurants Holdings, Inc.	59,800	582,963

		Shares	Value»
JAPAN — (Continued)
	Create SD Holdings Co. Ltd.	10,200	$217,326
	Credit Saison Co. Ltd.	113,500	2,650,557
	Creek & River Co. Ltd.	7,800	84,527
	Cresco Ltd.	19,800	166,396
#	Cross Cat Co. Ltd.	1,900	13,947
	CrowdWorks, Inc.	6,400	50,617
	CTI Engineering Co. Ltd.	26,000	433,787
	CTS Co. Ltd.	17,700	99,282
*	CUC, Inc.	4,100	32,237
	Curves Holdings Co. Ltd.	31,800	154,052
#*	Cyber Security Cloud, Inc.	3,500	41,956
	CyberAgent, Inc.	25,370	217,168
#*	CYBERDYNE, Inc.	35,600	43,387
	Cybozu, Inc.	13,800	286,230
	Dai Nippon Printing Co. Ltd.	18,000	250,897
	Dai Nippon Toryo Co. Ltd.	16,150	143,635
	Daicel Corp.	163,800	1,394,292
#	Daido Metal Co. Ltd.	45,906	159,232
	Daido Steel Co. Ltd.	124,500	938,098
	Daifuku Co. Ltd.	32,000	846,543
#	Daihatsu Diesel Manufacturing Co. Ltd.	29,100	367,188
#	Daiho Corp.	36,500	204,740
	Dai-Ichi Cutter Kogyo KK	5,900	57,294
	Daiichi Jitsugyo Co. Ltd.	19,700	315,261
	Daiichi Kensetsu Corp.	1,000	18,182
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	15,030	70,665
	Dai-ichi Life Holdings, Inc.	348,700	2,517,770
	Daiichikosho Co. Ltd.	38,300	447,915
	Daiken Medical Co. Ltd.	14,800	49,372
	Daiki Aluminium Industry Co. Ltd.	25,600	168,095
	Daikin Industries Ltd.	12,100	1,378,471
#	Daikoku Denki Co. Ltd.	7,900	142,792
	Daikokutenbussan Co. Ltd.	3,600	191,083

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daikyonishikawa Corp.	50,016	$199,604
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,409	135,773
	Daio Paper Corp.	55,100	351,538
	Daiseki Co. Ltd.	17,900	456,196
	Daishi Hokuetsu Financial Group, Inc.	49,400	1,081,563
	Daishinku Corp.	26,100	95,331
	Daisue Construction Co. Ltd.	5,500	78,903
	Daito Pharmaceutical Co. Ltd.	12,879	187,740
	Daito Trust Construction Co. Ltd.	16,900	1,881,596
	Daitron Co. Ltd.	10,400	232,676
	Daiwa House Industry Co. Ltd.	202,600	7,330,660
	Daiwa Industries Ltd.	30,600	350,511
	Daiwa Securities Group, Inc.	136,500	897,614
	Daiwabo Holdings Co. Ltd.	64,800	1,097,260
	DCM Holdings Co. Ltd.	95,290	906,072
#*	DD GROUP Co. Ltd.	7,300	63,107
	Dear Life Co. Ltd.	24,400	190,493
#*	DeNA Co. Ltd.	19,300	521,788
	Denka Co. Ltd.	33,200	453,078
	Densan System Holdings Co. Ltd.	7,800	136,400
	Denso Corp.	77,400	999,383
	Dentsu Group, Inc.	3,800	79,671
	Dentsu Soken, Inc.	8,300	363,474
	Denyo Co. Ltd.	11,700	192,736
	Dexerials Corp.	93,000	1,092,663
	DIC Corp.	52,669	1,027,830
#	Digital Arts, Inc.	7,300	361,301
	Digital Hearts Holdings Co. Ltd.	3,900	27,069
#	Digital Holdings, Inc.	7,500	72,622
	Digital Information Technologies Corp.	6,700	114,579
	Dip Corp.	13,900	201,974
	Disco Corp.	3,200	619,134
	DKK Co. Ltd.	5,800	76,802
	DKS Co. Ltd.	7,153	131,897
	DMG Mori Co. Ltd.	70,500	1,225,410
	Doshisha Co. Ltd.	19,900	311,883
	Double Standard, Inc.	3,900	40,624

		Shares	Value»
JAPAN — (Continued)
	Doutor Nichires Holdings Co. Ltd.	19,500	$365,245
	Dowa Holdings Co. Ltd.	41,400	1,328,302
	DTS Corp.	20,600	585,902
	Duskin Co. Ltd.	13,087	344,001
	DyDo Group Holdings, Inc.	15,600	318,784
	Eagle Industry Co. Ltd.	21,001	270,629
#	EAT&HOLDINGS Co. Ltd.	5,700	82,747
	Ebara Corp.	133,000	1,997,897
	Ebara Foods Industry, Inc.	5,100	95,221
	Ebara Jitsugyo Co. Ltd.	9,200	230,558
	Eco’s Co. Ltd.	9,700	165,945
	EDION Corp.	31,000	413,693
	eGuarantee, Inc.	11,401	141,420
#	Ehime Bank Ltd.	26,429	192,845
	Eizo Corp.	22,200	317,632
	EJ Holdings, Inc.	11,100	125,294
	Elan Corp.	5,401	27,236
	Elecom Co. Ltd.	10,600	124,374
#	EM Systems Co. Ltd.	15,300	80,676
	en Japan, Inc.	17,800	204,387
	Endo Lighting Corp.	13,000	141,622
	ENEOS Holdings, Inc.	1,384,670	6,666,118
#	Enplas Corp.	8,400	237,921
	ERI Holdings Co. Ltd.	3,400	51,565
	ES-Con Japan Ltd.	30,100	224,108
#	Eslead Corp.	9,900	294,711
	ESPEC Corp.	13,900	221,941
#	Eternal Hospitality Group Co. Ltd.	4,500	88,773
	eWeLL Co. Ltd.	900	14,028
	Exedy Corp.	26,864	806,696
	EXEO Group, Inc.	115,708	1,351,139
	Ezaki Glico Co. Ltd.	18,200	600,461
	F&M Co. Ltd.	3,700	55,351
	FaithNetwork Co. Ltd.	900	12,334
	FALCO HOLDINGS Co. Ltd.	5,000	81,111
	Fast Fitness Japan, Inc.	2,500	26,064
	Fast Retailing Co. Ltd.	17,800	5,855,217
	FCC Co. Ltd.	33,055	678,232
	Feed One Co. Ltd.	32,348	205,404
	Ferrotec Holdings Corp.	45,700	788,982
#	FFRI Security, Inc.	2,500	59,538
#	Fibergate, Inc.	5,700	39,500

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	FIDEA Holdings Co. Ltd.	11,420	$119,896
	Financial Partners Group Co. Ltd.	27,500	433,981
	FINDEX, Inc.	9,100	44,775
#	Fintech Global, Inc.	118,000	91,831
	First Bank of Toyama Ltd.	39,200	302,099
#	Fixstars Corp.	13,800	169,538
#	FJ Next Holdings Co. Ltd.	18,500	156,835
#	Focus Systems Corp.	5,600	43,564
	Food & Life Cos. Ltd.	43,800	1,620,828
#	Forum Engineering, Inc.	14,200	103,988
	Foster Electric Co. Ltd.	18,240	155,284
	FP Corp.	24,703	532,699
#	FP Partner, Inc.	5,300	90,897
#	France Bed Holdings Co. Ltd.	24,800	221,456
#	Freebit Co. Ltd.	10,200	108,593
	FTGroup Co. Ltd.	6,300	48,230
	Fudo Tetra Corp.	11,376	185,936
	Fuji Co. Ltd.	28,200	411,991
	Fuji Corp. (6134 JP)	32,100	477,360
	Fuji Corp. (7605 JP)	10,400	140,490
	Fuji Corp. Ltd.	19,399	95,625
	Fuji Electric Co. Ltd.	24,002	1,067,290
	Fuji Kosan Co. Ltd.	4,500	42,097
	Fuji Media Holdings, Inc.	12,100	250,559
	Fuji Nihon Corp.	3,400	25,689
	Fuji Oil Co. Ltd.	87,638	732,737
	Fuji Pharma Co. Ltd.	13,500	129,553
	Fuji Seal International, Inc.	30,172	538,722
	Fuji Soft, Inc.	1,800	123,612
	Fujibo Holdings, Inc.	8,200	285,779
	Fujicco Co. Ltd.	10,785	122,505
	FUJIFILM Holdings Corp.	36,000	737,365
	Fujikura Composites, Inc.	18,600	172,901
#	Fujikura Kasei Co. Ltd.	18,200	60,716
	Fujikura Ltd.	130,300	4,848,056
	Fujimi, Inc.	3,000	39,268
#	Fujio Food Group, Inc.	7,700	64,757
	Fujishoji Co. Ltd.	8,600	65,178
	Fujita Kanko, Inc.	3,600	227,391
	Fujitsu Ltd.	68,500	1,521,759
#	Fujiya Co. Ltd.	3,900	64,362
#	FuKoKu Co. Ltd.	18,300	206,048

		Shares	Value»
JAPAN — (Continued)
	Fukuda Corp.	3,700	$137,813
	Fukuda Denshi Co. Ltd.	13,000	551,716
	Fukui Bank Ltd.	9,600	117,915
	Fukui Computer Holdings, Inc.	10,100	249,627
	Fukuoka Financial Group, Inc.	36,308	959,267
	Fukuyama Transporting Co. Ltd.	8,261	204,963
	FULLCAST Holdings Co. Ltd.	8,600	96,273
	Fumakilla Ltd.	1,300	10,080
	Funai Soken Holdings, Inc.	19,960	319,097
*	Furukawa Battery Co. Ltd.	3,100	29,905
	Furukawa Co. Ltd.	27,100	400,807
	Furukawa Electric Co. Ltd.	17,600	555,836
	Furuno Electric Co. Ltd.	24,800	441,915
	Furuya Metal Co. Ltd.	6,599	118,847
	Furyu Corp.	18,300	119,579
	Fuso Chemical Co. Ltd.	14,800	359,126
#	Fuso Pharmaceutical Industries Ltd.	5,600	94,200
#	Futaba Corp.	12,000	42,709
	Futaba Industrial Co. Ltd.	82,800	458,215
	Future Corp.	26,200	330,360
	Fuyo General Lease Co. Ltd.	68,400	1,908,667
	G-7 Holdings, Inc.	18,000	179,763
#*	GA Technologies Co. Ltd.	6,700	67,296
	Gakken Holdings Co. Ltd.	36,100	254,580
	Gakkyusha Co. Ltd.	3,300	50,570
#	Gakujo Co. Ltd.	7,000	81,644
	Galilei Co. Ltd.	14,600	292,980
#	Gamecard-Joyco Holdings, Inc.	4,300	68,567
	Gecoss Corp.	8,859	72,365
	Genki Global Dining Concepts Corp.	9,800	226,114
	Genky DrugStores Co. Ltd.	16,800	430,801
	Geo Holdings Corp.	47,200	641,883
#	Gift Holdings, Inc.	6,400	162,338
	Global Link Management KK	1,200	16,220

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	GLOBERIDE, Inc.	18,900	$247,838
	Glory Ltd.	21,973	386,894
	GMO Financial Gate, Inc.	1,800	67,461
#	GMO Financial Holdings, Inc.	43,100	232,020
	GMO internet group, Inc.	37,700	886,524
	GMO Payment Gateway, Inc.	12,500	782,916
#	Godo Steel Ltd.	10,300	268,541
	Goldcrest Co. Ltd.	11,690	268,361
	Goldwin, Inc.	800	45,866
#	Grandy House Corp.	13,500	52,095
	GREE Holdings, Inc.	36,800	138,182
	Greens Co. Ltd.	4,400	71,096
	gremz, Inc.	5,200	86,068
	GS Yuasa Corp.	54,700	960,799
#	GSI Creos Corp.	9,200	124,002
	G-Tekt Corp.	21,132	242,591
	Gun-Ei Chemical Industry Co. Ltd.	4,100	89,902
	GungHo Online Entertainment, Inc.	1,970	41,686
	Gunma Bank Ltd.	200,100	1,668,785
	Gunze Ltd.	22,408	402,905
#	H.U. Group Holdings, Inc.	18,300	359,073
	H2O Retailing Corp.	88,499	1,210,471
	Hachijuni Bank Ltd.	124,250	937,838
#	Hagihara Industries, Inc.	11,195	113,347
	Hagiwara Electric Holdings Co. Ltd.	6,900	149,505
	Hakudo Co. Ltd.	4,700	70,697
	Hakuhodo DY Holdings, Inc.	52,600	395,469
	Halows Co. Ltd.	8,300	252,650
	Hamakyorex Co. Ltd.	69,200	646,214
#	Hamee Corp.	3,500	29,258
	Hankyu Hanshin Holdings, Inc.	50,452	1,439,001
	Hanwa Co. Ltd.	34,400	1,140,527
	Happinet Corp.	19,600	735,581
	Hard Off Corp. Co. Ltd.	8,200	107,743
	Harima Chemicals Group, Inc.	12,200	68,383
	Haseko Corp.	166,400	2,376,627
#	Hashimoto Sogyo Holdings Co. Ltd.	5,200	45,216
	Hazama Ando Corp.	69,550	692,690
	Heiwa Corp.	20,700	322,212

		Shares	Value»
JAPAN — (Continued)
	Heiwa Real Estate Co. Ltd.	4,400	$144,997
	Heiwado Co. Ltd.	24,167	449,944
	Helios Techno Holding Co. Ltd.	19,300	121,853
#	Hennge KK	5,800	69,683
#	Hibiya Engineering Ltd.	7,600	185,830
#	Hiday Hidaka Corp.	11,900	259,352
	Hikari Tsushin, Inc.	600	166,427
#	HI-LEX Corp.	15,600	158,450
	Himacs Ltd.	1,000	8,843
*	Hino Motors Ltd.	79,700	253,435
	Hioki EE Corp.	7,500	299,046
	Hirakawa Hewtech Corp.	7,560	63,413
#	Hirano Tecseed Co. Ltd.	6,700	74,504
#	Hirata Corp.	13,800	142,386
	Hirogin Holdings, Inc.	151,500	1,259,262
	Hirose Electric Co. Ltd.	1,200	135,736
*	Hirose Tusyo, Inc.	2,900	84,454
#	HIS Co. Ltd.	11,700	139,440
	Hisaka Works Ltd.	12,100	86,419
	Hisamitsu Pharmaceutical Co., Inc.	3,900	118,338
	Hitachi Construction Machinery Co. Ltd.	60,000	1,793,093
	Hitachi Ltd. (6501 JP)	161,100	3,981,669
	Hochiki Corp.	11,400	195,110
#	Hodogaya Chemical Co. Ltd.	10,450	108,979
#	Hogy Medical Co. Ltd.	14,900	426,466
	Hokkaido Coca-Cola Bottling Co. Ltd.	3,700	83,766
	Hokkan Holdings Ltd.	13,200	168,032
	Hokko Chemical Industry Co. Ltd.	17,500	149,880
#	Hokkoku Financial Holdings, Inc.	11,500	428,564
#	Hokuetsu Corp.	61,200	468,386
	Hokuhoku Financial Group, Inc.	95,437	1,711,590
	Hokuriku Electric Industry Co. Ltd.	6,200	67,335
	Hokuriku Electrical Construction Co. Ltd.	7,199	59,879
	Hokuto Corp.	9,300	119,756
	Honda Motor Co. Ltd. (7267 JP)	385,305	3,920,378

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	16,859	$514,368
#	H-One Co. Ltd.	16,800	132,590
	Honeys Holdings Co. Ltd.	23,770	269,782
	Hoosiers Holdings Co. Ltd.	38,300	318,392
	Horiba Ltd.	20,900	1,428,553
	Hoshizaki Corp.	1,000	42,516
	Hosiden Corp.	39,700	533,020
	Hosokawa Micron Corp.	13,300	370,673
#	Hotland Holdings Co. Ltd.	6,400	97,490
	House Foods Group, Inc.	8,800	172,546
#	Howa Machinery Ltd.	9,000	70,649
	Hoya Corp.	35,000	4,118,313
	HS Holdings Co. Ltd.	13,900	94,507
	Hulic Co. Ltd.	58,667	613,475
	Hyakugo Bank Ltd.	100,467	487,011
	Hyakujushi Bank Ltd.	18,801	436,696
	Ibiden Co. Ltd.	25,900	717,979
#	IBJ, Inc.	14,100	64,439
	Ichiken Co. Ltd.	5,200	103,150
#	Ichikoh Industries Ltd.	36,800	101,334
	Ichinen Holdings Co. Ltd.	23,300	276,080
	Ichiyoshi Securities Co. Ltd.	23,600	119,896
	Icom, Inc.	8,100	153,493
	ID Holdings Corp.	4,200	57,835
	Idec Corp.	27,000	432,570
	Idemitsu Kosan Co. Ltd.	564,935	3,500,909
	IDOM, Inc.	52,300	402,755
	IHI Corp.	13,400	1,049,651
	Iida Group Holdings Co. Ltd.	27,765	439,487
	Iino Kaiun Kaisha Ltd.	95,700	697,492
#	IKK Holdings, Inc.	8,200	45,426
	I’ll, Inc.	3,700	60,281
	Imagica Group, Inc.	24,500	97,882
	i-mobile Co. Ltd.	21,100	81,395
#	Imuraya Group Co. Ltd.	7,500	129,473
	Inaba Denki Sangyo Co. Ltd.	27,300	719,169
	Inaba Seisakusho Co. Ltd.	5,600	66,683
	Inabata & Co. Ltd.	45,600	978,467
#	I-NE Co. Ltd.	5,800	66,540
	Ines Corp.	18,500	212,623

		Shares	Value»
JAPAN — (Continued)
#	I-Net Corp.	10,100	$136,872
	INFRONEER Holdings, Inc.	193,468	1,650,148
	Innotech Corp.	12,900	108,842
	Inpex Corp.	493,400	6,172,183
	Insource Co. Ltd.	30,600	195,937
	Intage Holdings, Inc.	4,800	56,447
	Intelligent Wave, Inc.	4,100	30,831
#	Inter Action Corp.	1,600	13,651
	Internet Initiative Japan, Inc.	32,900	610,077
#	Inui Global Logistics Co. Ltd.	7,500	76,513
#	IPS, Inc.	4,000	58,996
	Iriso Electronics Co. Ltd.	15,723	281,509
	ISB Corp.	6,700	63,507
#	Ise Chemicals Corp.	1,600	250,140
	Iseki & Co. Ltd.	10,608	76,638
	Isetan Mitsukoshi Holdings Ltd.	35,500	456,334
#	Ishihara Chemical Co. Ltd.	3,300	48,214
	Ishihara Sangyo Kaisha Ltd.	21,500	264,933
#*	Istyle, Inc.	38,700	127,500
	Isuzu Motors Ltd.	315,400	4,241,636
	Itfor, Inc.	19,000	196,353
#	ITmedia, Inc.	9,300	100,824
#	Ito En Ltd.	30,581	731,628
	ITOCHU Corp.	59,400	3,037,890
	Itochu Enex Co. Ltd.	66,100	713,406
	Itochu-Shokuhin Co. Ltd.	4,200	283,839
	Itoham Yonekyu Holdings, Inc.	14,085	441,429
	Itoki Corp.	29,353	369,137
	IwaiCosmo Holdings, Inc.	15,200	222,707
#	Iwaki Co. Ltd.	9,600	163,046
	Iwatani Corp.	114,000	1,091,537
	Iwatsuka Confectionery Co. Ltd.	2,800	65,869
	Iyogin Holdings, Inc.	73,982	858,133
	Izumi Co. Ltd.	21,800	501,900
	J Front Retailing Co. Ltd.	92,969	1,137,954
	J Trust Co. Ltd.	43,500	119,303
	JAC Recruitment Co. Ltd.	48,800	283,707
	Jaccs Co. Ltd.	23,600	625,048
*	Jade Group, Inc.	6,300	54,116

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JAFCO Group Co. Ltd.	39,400	$663,458
#	JANOME Corp.	8,800	69,543
	Japan Airlines Co. Ltd.	48,400	876,882
	Japan Airport Terminal Co. Ltd.	21,500	618,403
	Japan Aviation Electronics Industry Ltd.	43,800	701,635
	Japan Business Systems, Inc.	8,100	58,882
#	Japan Cash Machine Co. Ltd.	13,800	99,044
*	Japan Communications, Inc.	94,700	106,345
	Japan Elevator Service Holdings Co. Ltd.	28,600	618,308
#	Japan Engine Corp.	1,800	42,409
	Japan Exchange Group, Inc.	229,800	2,556,700
#	Japan Hospice Holdings, Inc.	4,800	49,995
#	Japan Investment Adviser Co. Ltd.	1,100	12,600
	Japan Lifeline Co. Ltd.	40,500	433,634
	Japan Material Co. Ltd.	9,700	81,317
	Japan Medical Dynamic Marketing, Inc.	14,300	55,939
	Japan Post Holdings Co. Ltd.	62,000	602,656
	Japan Post Insurance Co. Ltd.	18,100	363,867
	Japan Property Management Center Co. Ltd.	7,400	60,637
	Japan Pulp & Paper Co. Ltd.	97,600	419,675
	Japan Securities Finance Co. Ltd.	47,900	573,159
	Japan Steel Works Ltd.	5,400	222,508
	Japan System Techniques Co. Ltd.	6,800	89,316
	Japan Tobacco, Inc.	56,200	1,731,412
	Japan Transcity Corp.	33,400	206,042

		Shares	Value»
JAPAN — (Continued)
	Japan Wool Textile Co. Ltd.	46,500	$481,335
	JBCC Holdings, Inc.	60,400	506,695
	JCU Corp.	16,700	368,786
	JDC Corp.	33,800	113,847
	Jeol Ltd.	23,200	746,141
	JFE Holdings, Inc.	175,460	2,043,410
	JFE Systems, Inc.	5,000	55,533
	JGC Holdings Corp.	83,000	663,826
#	Jichodo Co. Ltd.	700	47,405
	JINS Holdings, Inc.	5,300	332,381
	JINUSHI Co. Ltd.	10,000	144,181
#	JK Holdings Co. Ltd.	14,300	102,003
	J-Lease Co. Ltd.	4,200	40,282
	JM Holdings Co. Ltd.	11,600	200,191
#	JMS Co. Ltd.	20,300	65,081
	J-Oil Mills, Inc.	11,582	166,298
	Joshin Denki Co. Ltd.	15,901	247,945
	JP-Holdings, Inc.	44,900	199,362
	JSP Corp.	12,401	170,976
	JTEKT Corp.	97,400	752,226
*	Juki Corp.	9,200	25,652
	Juroku Financial Group, Inc.	12,800	432,986
	Justsystems Corp.	13,000	311,126
	JVCKenwood Corp.	146,001	1,089,616
#	K&O Energy Group, Inc.	11,358	219,872
	Kadokawa Corp.	3,153	84,788
	Kadoya Sesame Mills, Inc.	1,700	43,228
	Kaga Electronics Co. Ltd.	37,400	669,866
	Kagome Co. Ltd.	25,200	518,680
	Kajima Corp.	22,922	547,311
	Kakaku.com, Inc.	37,800	668,526
	Kaken Pharmaceutical Co. Ltd.	1,800	51,249
#	Kakiyasu Honten Co. Ltd.	5,800	110,307
#	Kamakura Shinsho Ltd.	6,500	21,489
	Kameda Seika Co. Ltd.	1,800	49,911
	Kamei Corp.	19,600	263,608
	Kamigumi Co. Ltd.	46,500	1,138,298
	Kanaden Corp.	14,900	152,599
	Kanadevia Corp.	190,240	1,220,191
	Kanagawa Chuo Kotsu Co. Ltd.	5,700	147,345
	Kanamic Network Co. Ltd.	11,800	34,541
#	Kanamoto Co. Ltd.	32,275	723,672
	Kandenko Co. Ltd.	75,400	1,494,622
	Kaneka Corp.	33,100	808,938

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kaneko Seeds Co. Ltd.	9,600	$96,382
	Kanematsu Corp.	80,300	1,394,533
	Kanemi Co. Ltd.	1,400	31,662
#	Kanro, Inc.	4,000	115,627
#	Kansai Paint Co. Ltd.	27,500	414,516
#	Kanto Denka Kogyo Co. Ltd.	36,605	222,041
	Kao Corp.	21,800	933,509
#	Kappa Create Co. Ltd.	8,300	85,655
	Katakura Industries Co. Ltd.	22,400	338,634
	Katitas Co. Ltd.	21,523	311,848
	Kato Sangyo Co. Ltd.	19,100	668,217
	Kato Works Co. Ltd.	8,400	70,222
	Kawada Technologies, Inc.	11,400	258,675
	Kawai Musical Instruments Manufacturing Co. Ltd.	5,892	112,707
	Kawasaki Heavy Industries Ltd.	11,200	668,099
#	Kawasaki Kisen Kaisha Ltd.	45,291	621,135
	KDDI Corp.	448,600	7,950,810
#	KeePer Technical Laboratory Co. Ltd.	8,300	241,067
	Keihan Holdings Co. Ltd.	16,300	399,217
	KEIWA, Inc.	16,000	103,153
	Keiyo Bank Ltd.	98,900	576,380
	Kenko Mayonnaise Co. Ltd.	8,996	120,587
	Kewpie Corp.	22,377	508,972
	KH Neochem Co. Ltd.	28,900	512,185
	Kibun Foods, Inc.	12,000	91,625
	Kikkoman Corp.	53,300	521,763
#	Kimura Chemical Plants Co. Ltd.	18,500	89,421
#	Kimura Unity Co. Ltd.	11,200	60,798
	Kinden Corp.	19,400	502,154
#	King Jim Co. Ltd.	3,300	20,136
	Kintetsu Department Store Co. Ltd.	6,000	83,864
	Kirin Holdings Co. Ltd.	40,580	613,841
	Kissei Pharmaceutical Co. Ltd.	17,800	467,144
#	Ki-Star Real Estate Co. Ltd.	11,300	392,279
	Kitagawa Corp.	8,100	70,411
#	Kita-Nippon Bank Ltd.	6,400	137,082

		Shares	Value»
JAPAN — (Continued)
	Kitano Construction Corp.	3,200	$96,195
	Kitz Corp.	126,100	961,716
	Kiyo Bank Ltd.	64,133	1,090,040
*	KNT-CT Holdings Co. Ltd.	10,052	82,885
#	Koa Corp.	21,400	123,803
	Koa Shoji Holdings Co. Ltd.	7,200	34,103
#	Koatsu Gas Kogyo Co. Ltd.	18,800	124,655
	Kobayashi Pharmaceutical Co. Ltd.	1,400	53,410
	Kobe Bussan Co. Ltd.	35,400	1,081,828
	Kobe Steel Ltd.	272,680	3,197,959
	Koei Tecmo Holdings Co. Ltd.	19,800	339,676
	Kohnan Shoji Co. Ltd.	31,900	840,527
	Kohsoku Corp.	9,200	136,593
	Koito Manufacturing Co. Ltd.	19,900	241,040
#	Kojima Co. Ltd.	1,300	9,623
	Kokuyo Co. Ltd.	5,900	120,905
	Komatsu Ltd.	57,900	1,674,443
#	Komatsu Matere Co. Ltd.	21,700	117,124
	Komatsu Wall Industry Co. Ltd.	14,700	182,737
	KOMEDA Holdings Co. Ltd.	30,500	616,524
#	Komehyo Holdings Co. Ltd.	7,000	140,808
	Komeri Co. Ltd.	28,727	612,165
	Komori Corp.	21,311	189,792
	Konami Group Corp.	9,800	1,399,596
#	Kondotec, Inc.	16,300	163,561
*	Konica Minolta, Inc.	197,500	606,188
	Konishi Co. Ltd.	51,400	403,807
	Konoike Transport Co. Ltd.	24,700	453,484
#	Konoshima Chemical Co. Ltd.	5,200	47,000
	Kose Corp.	600	25,879
	Koshidaka Holdings Co. Ltd.	29,600	210,736
#	Kotobuki Spirits Co. Ltd.	45,400	675,750
*	Kourakuen Corp.	3,300	24,094
	Kozo Keikaku Engineering Holdings, Inc.	6,400	115,164
	KPP Group Holdings Co. Ltd.	67,200	307,279

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Krosaki Harima Corp.	34,700	$609,124
	KRS Corp.	10,500	134,781
	K’s Holdings Corp.	92,020	881,278
	KU Holdings Co. Ltd.	17,700	134,317
	Kubota Corp. (6326 JP)	131,800	1,531,567
	Kumagai Gumi Co. Ltd.	15,632	465,839
#	Kumiai Chemical Industry Co. Ltd.	41,074	219,311
#	Kura Sushi, Inc.	9,100	202,987
#	Kurabo Industries Ltd.	11,400	499,433
	Kuraray Co. Ltd.	203,600	2,378,351
#	Kureha Corp.	18,900	330,813
	Kurimoto Ltd.	8,300	274,815
	Kurita Water Industries Ltd.	17,400	576,073
	Kuriyama Holdings Corp.	9,500	87,392
	Kushikatsu Tanaka Holdings Co.	3,400	32,981
#	Kusuri No. Aoki Holdings Co. Ltd.	24,900	593,016
	KYB Corp.	30,200	617,348
	Kyocera Corp.	140,840	1,669,197
	Kyodo Printing Co. Ltd.	12,400	92,361
	Kyoei Steel Ltd.	21,200	298,821
#	Kyokuto Boeki Kaisha Ltd.	9,200	100,271
	Kyokuto Kaihatsu Kogyo Co. Ltd.	25,300	424,983
#	Kyokuto Securities Co. Ltd.	13,401	129,960
	Kyokuyo Co. Ltd.	13,800	406,946
	Kyorin Pharmaceutical Co. Ltd.	17,200	177,837
#	Kyoritsu Maintenance Co. Ltd.	29,400	623,984
	Kyosan Electric Manufacturing Co. Ltd.	35,700	119,739
	Kyoto Financial Group, Inc.	41,100	705,461
	Kyowa Kirin Co. Ltd.	15,500	242,026
	Kyowa Leather Cloth Co. Ltd.	5,100	24,382
	Kyudenko Corp.	24,000	806,137
	Kyushu Financial Group, Inc.	161,580	815,653
	Kyushu Leasing Service Co. Ltd.	1,900	13,935
	LA Holdings Co. Ltd.	2,600	125,630
#	Lacto Japan Co. Ltd.	8,000	197,138

		Shares	Value»
JAPAN — (Continued)
	Lasertec Corp.	3,600	$334,693
#	LEC, Inc.	20,400	179,371
	Leopalace21 Corp.	105,700	433,026
	Life Corp.	33,600	486,707
	Lifedrink Co., Inc.	23,600	280,869
	LIFULL Co. Ltd.	31,000	32,899
#	LIKE, Inc.	8,500	89,356
	Link & Motivation, Inc.	20,000	80,247
	Lintec Corp.	13,500	258,238
	Lion Corp.	23,900	292,941
#	LITALICO, Inc.	11,200	97,833
	Lixil Corp.	110,300	1,299,732
	Look Holdings, Inc.	5,800	99,165
	LY Corp.	130,800	494,688
*	M3, Inc.	31,200	391,017
	Mabuchi Motor Co. Ltd.	41,600	607,742
	Macnica Holdings, Inc.	79,950	1,111,583
	Maeda Kosen Co. Ltd.	25,800	367,809
	Maezawa Industries, Inc.	16,500	162,360
	Maezawa Kasei Industries Co. Ltd.	11,300	138,372
	Maezawa Kyuso Industries Co. Ltd.	13,500	118,331
	Makino Milling Machine Co. Ltd.	13,489	1,063,628
	Makita Corp. (6586 JP)	4,043	118,234
	Makita Corp. (MKTAY US), Sponsored ADR	2,776	81,781
#	Mamiya-Op Co. Ltd.	4,600	44,447
#	Mammy Mart Corp.	1,200	46,975
	Management Solutions Co. Ltd.	4,700	63,638
	Mandom Corp.	19,707	188,005
	Mani, Inc.	500	4,026
	MarkLines Co. Ltd.	7,000	111,962
#	Mars Group Holdings Corp.	11,780	245,971
	Marubeni Corp.	41,200	730,421
	Marubun Corp.	17,900	116,134
#	Maruchiyo Yamaokaya Corp.	2,800	87,157
	Marudai Food Co. Ltd.	11,300	147,135
	Maruha Nichiro Corp.	31,068	709,888
	Marui Group Co. Ltd.	31,300	623,042
	Maruichi Steel Tube Ltd.	25,700	607,134

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	MARUKA FURUSATO Corp.	9,869	$158,433
	Marumae Co. Ltd.	3,100	25,463
#	Marusan Securities Co. Ltd.	24,510	147,771
	Maruwa Co. Ltd.	4,300	884,194
	Maruzen Co. Ltd.	5,586	128,683
	Maruzen Showa Unyu Co. Ltd.	13,300	559,195
	Matsuda Sangyo Co. Ltd.	10,500	267,082
	Matsui Construction Co. Ltd.	13,500	91,580
	Matsui Securities Co. Ltd.	56,700	292,386
	MatsukiyoCocokara & Co.	40,780	748,583
	Matsuyafoods Holdings Co. Ltd.	4,600	191,417
	Max Co. Ltd.	5,200	153,358
	Maxell Ltd.	39,000	478,014
	Maxvalu Tokai Co. Ltd.	7,400	157,019
	Mazda Motor Corp.	216,800	1,296,206
	McDonald’s Holdings Co. Japan Ltd.	16,600	701,904
	MCJ Co. Ltd.	52,900	494,551
	Mebuki Financial Group, Inc.	385,923	1,885,669
	MEC Co. Ltd.	6,600	109,231
	Media Do Co. Ltd.	4,300	52,653
#	Medical System Network Co. Ltd.	25,155	82,771
	Medikit Co. Ltd.	2,800	48,343
	Medipal Holdings Corp.	39,800	674,438
#	Medius Holdings Co. Ltd.	13,100	88,573
	Megachips Corp.	5,500	178,950
	Megmilk Snow Brand Co. Ltd.	38,757	712,652
	Meidensha Corp.	32,100	881,867
	Meiji Electric Industries Co. Ltd.	6,100	65,719
	MEIJI Holdings Co. Ltd.	18,100	445,022
#	Meiji Shipping Group Co. Ltd.	10,600	46,374
	Meiko Electronics Co. Ltd.	21,000	922,476
	Meisei Industrial Co. Ltd.	33,800	331,618
	MEITEC Group Holdings, Inc.	38,700	794,340

		Shares	Value»
JAPAN — (Continued)
	Meito Sangyo Co. Ltd.	7,200	$106,166
#	Meiwa Corp.	19,700	94,178
#	Meiwa Estate Co. Ltd.	12,900	84,690
	Menicon Co. Ltd.	41,700	412,596
*	Mercari, Inc.	11,300	183,119
	METAWATER Co. Ltd.	13,400	191,137
#	Micronics Japan Co. Ltd.	12,100	256,356
#	Midac Holdings Co. Ltd.	5,600	89,451
	Mie Kotsu Group Holdings, Inc.	62,435	218,607
	Mikuni Corp.	16,700	33,479
	Milbon Co. Ltd.	4,204	79,939
	MIMAKI ENGINEERING Co. Ltd.	14,700	149,073
	Minebea Mitsumi, Inc.	56,439	827,171
#	Mirai Industry Co. Ltd.	6,700	166,617
	Miraial Co. Ltd.	5,200	46,772
	Mirait One Corp.	39,610	622,908
	Mirarth Holdings, Inc.	155,200	537,169
	Miroku Jyoho Service Co. Ltd.	8,100	105,153
	MISUMI Group, Inc.	11,300	158,305
	Mitani Corp.	32,000	423,690
#	Mitani Sangyo Co. Ltd.	17,700	43,402
	Mitani Sekisan Co. Ltd.	5,300	251,454
#	Mito Securities Co. Ltd.	48,000	179,611
	Mitsuba Corp.	52,259	306,881
	Mitsubishi Chemical Group Corp.	600,680	2,920,239
	Mitsubishi Corp.	160,000	3,037,853
	Mitsubishi Electric Corp.	76,200	1,474,119
	Mitsubishi Estate Co. Ltd.	27,800	488,334
	Mitsubishi Gas Chemical Co., Inc.	50,891	775,391
	Mitsubishi HC Capital, Inc.	561,770	3,974,038
	Mitsubishi Heavy Industries Ltd.	32,500	640,667
	Mitsubishi Kakoki Kaisha Ltd.	17,700	157,545
	Mitsubishi Logisnext Co. Ltd.	40,900	574,516

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Logistics Corp.	91,495	$631,442
	Mitsubishi Materials Corp.	49,380	778,848
	Mitsubishi Motors Corp.	318,200	880,909
#	Mitsubishi Paper Mills Ltd.	5,500	29,618
#	Mitsubishi Pencil Co. Ltd.	8,750	135,791
	Mitsubishi Research Institute, Inc.	7,800	244,930
	Mitsubishi Shokuhin Co. Ltd.	15,600	584,012
	Mitsubishi Steel Manufacturing Co. Ltd.	9,900	109,150
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	468,400	5,901,428
	Mitsuboshi Belting Ltd.	6,900	173,024
	Mitsui & Co. Ltd. (8031 JP)	58,400	1,180,913
	Mitsui Chemicals, Inc.	92,200	2,026,068
	Mitsui DM Sugar Co. Ltd.	11,999	287,395
#	Mitsui E&S Co. Ltd.	87,000	1,110,061
	Mitsui Fudosan Co. Ltd.	32,400	321,105
	Mitsui High-Tec, Inc.	20,000	93,419
#	Mitsui Matsushima Holdings Co. Ltd.	15,400	453,184
	Mitsui Mining & Smelting Co. Ltd.	55,200	1,500,721
#	Mitsui OSK Lines Ltd.	36,600	1,218,920
#	Mitsui-Soko Holdings Co. Ltd.	84,900	1,749,896
	Mitsuuroko Group Holdings Co. Ltd.	30,400	383,998
	Miura Co. Ltd.	1,493	31,802
#	Miyaji Engineering Group, Inc.	23,200	297,369
	Miyazaki Bank Ltd.	15,300	337,873
	Miyoshi Oil & Fat Co. Ltd.	11,155	132,123
	Mizuho Financial Group, Inc. (8411 JP)	168,905	4,223,066
	Mizuho Leasing Co. Ltd.	129,000	950,472
	Mizuho Medy Co. Ltd.	9,300	98,156
	Mizuno Corp.	46,800	835,252

		Shares	Value»
JAPAN — (Continued)
	Mochida Pharmaceutical Co. Ltd.	8,994	$194,691
	Modec, Inc.	13,500	409,695
	Monogatari Corp.	15,300	398,925
	MonotaRO Co. Ltd.	37,600	723,156
	Morinaga & Co. Ltd.	48,600	866,531
	Morinaga Milk Industry Co. Ltd.	63,600	1,511,303
#	Moriroku Co. Ltd.	12,500	192,861
	Morita Holdings Corp.	19,400	289,471
	Morito Co. Ltd.	6,900	68,868
	Morozoff Ltd.	13,800	172,689
#	Mory Industries, Inc.	24,000	171,363
#	MrMax Holdings Ltd.	21,200	100,218
	MS&AD Insurance Group Holdings, Inc.	118,246	2,687,708
	Mugen Estate Co. Ltd.	10,200	158,266
	m-up Holdings, Inc.	14,700	194,330
	Murakami Corp.	4,500	174,726
	Murata Manufacturing Co. Ltd.	57,900	824,876
	Musashi Seimitsu Industry Co. Ltd.	44,200	760,158
	Musashino Bank Ltd.	23,200	514,148
	Muto Seiko Co.	4,800	48,431
	Nachi-Fujikoshi Corp.	12,926	276,716
	Nafco Co. Ltd.	8,200	104,226
#	Nagano Keiki Co. Ltd.	13,900	184,155
	Nagase & Co. Ltd.	52,400	922,953
	Nagase Brothers, Inc.	6,100	78,558
	Nagawa Co. Ltd.	400	17,226
#	Nakabayashi Co. Ltd.	16,400	59,354
	Nakamoto Packs Co. Ltd.	3,100	36,942
#	Nakamuraya Co. Ltd.	4,408	100,454
	Nakanishi, Inc.	6,000	78,333
	Nakayama Steel Works Ltd.	29,300	149,555
#	Namura Shipbuilding Co. Ltd.	34,900	492,494
	Nanto Bank Ltd.	16,653	456,098
	Nanyo Corp.	11,000	91,128
	Narasaki Sangyo Co. Ltd.	2,400	46,596
#	NCD Co. Ltd./Shinagawa	2,900	54,751
	NEC Capital Solutions Ltd.	15,100	428,378
	NEC Corp.	46,000	1,119,770
	Neturen Co. Ltd.	17,300	112,388

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	New Art Holdings Co. Ltd.	7,369	$71,636
#	Nextage Co. Ltd.	37,600	468,638
	NGK Insulators Ltd.	118,400	1,461,057
	NH Foods Ltd.	26,100	985,361
	NHK Spring Co. Ltd.	122,769	1,364,364
	Nicca Chemical Co. Ltd.	6,100	56,507
	Nichias Corp.	42,039	1,414,271
#	Nichiban Co. Ltd.	10,100	144,535
	Nichicon Corp.	33,300	272,403
	Nichiden Corp.	6,000	119,880
	Nichiha Corp.	21,900	444,231
	Nichimo Co. Ltd.	4,200	58,284
	Nichirei Corp.	76,000	1,042,525
#	Nichireki Group Co. Ltd.	25,300	437,523
	Nichirin Co. Ltd.	12,120	298,176
	NIDEC Corp (6594 JP)	38,200	678,864
	Nifco, Inc.	26,000	644,692
	Nihon Chouzai Co. Ltd.	11,581	238,897
#	Nihon Dempa Kogyo Co. Ltd.	28,601	155,974
	Nihon Dengi Co. Ltd.	4,400	121,004
	Nihon Denkei Co. Ltd.	6,600	88,772
	Nihon Flush Co. Ltd.	15,100	86,533
#	Nihon House Holdings Co. Ltd.	29,926	68,824
	Nihon Kagaku Sangyo Co. Ltd.	10,600	110,599
	Nihon M&A Center Holdings, Inc.	128,800	525,341
	Nihon Nohyaku Co. Ltd.	24,000	138,781
	Nihon Parkerizing Co. Ltd.	33,406	278,278
	Nihon Tokushu Toryo Co. Ltd.	11,600	120,979
#	Nihon Trim Co. Ltd.	2,200	63,346
	Nihon Yamamura Glass Co. Ltd.	3,000	47,134
	Nikkiso Co. Ltd.	41,734	348,434
	Nikko Co. Ltd.	23,800	113,257
	Nikkon Holdings Co. Ltd.	94,000	1,940,262
#	Nikon Corp.	96,000	923,083
	Nippi, Inc.	1,599	61,960
	Nippn Corp.	41,700	657,278
	Nippon Air Conditioning Services Co. Ltd.	16,100	114,424

		Shares	Value»
JAPAN — (Continued)
	Nippon Aqua Co. Ltd.	9,500	$49,322
	Nippon Beet Sugar Manufacturing Co. Ltd.	6,300	103,823
	Nippon Carbide Industries Co., Inc.	6,900	81,373
#	Nippon Carbon Co. Ltd.	5,454	159,928
	Nippon Care Supply Co. Ltd.	100	1,428
#	Nippon Chemical Industrial Co. Ltd.	6,100	90,222
#*	Nippon Chemi-Con Corp.	20,618	140,922
#*	Nippon Coke & Engineering Co. Ltd.	195,200	117,582
	Nippon Concept Corp.	6,800	82,519
	Nippon Concrete Industries Co. Ltd.	31,100	72,632
	Nippon Denko Co. Ltd.	85,873	161,333
	Nippon Densetsu Kogyo Co. Ltd.	20,000	303,959
	Nippon Dry-Chemical Co. Ltd.	5,400	158,372
	Nippon Electric Glass Co. Ltd.	38,500	880,909
	Nippon Express Holdings, Inc.	108,000	1,928,648
#	Nippon Fine Chemical Co. Ltd.	9,700	145,204
	Nippon Gas Co. Ltd.	68,400	1,261,623
#	Nippon Hume Corp.	16,100	212,618
	Nippon Kayaku Co. Ltd.	59,900	564,354
#	Nippon Kodoshi Corp.	4,200	52,426
	Nippon Light Metal Holdings Co. Ltd.	62,430	650,891
	Nippon Paint Holdings Co. Ltd.	67,500	514,267
	Nippon Paper Industries Co. Ltd.	73,119	565,326
	Nippon Parking Development Co. Ltd.	127,800	213,235
#	Nippon Rietec Co. Ltd.	11,303	127,953
	Nippon Road Co. Ltd.	17,300	236,957
	Nippon Sanso Holdings Corp.	44,100	1,411,343
	Nippon Seiki Co. Ltd.	46,100	352,989

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Seisen Co. Ltd.	11,000	$81,760
	Nippon Sharyo Ltd.	4,900	69,239
*	Nippon Sheet Glass Co. Ltd.	108,500	311,219
	Nippon Shinyaku Co. Ltd.	14,300	368,717
	Nippon Shokubai Co. Ltd.	42,000	492,203
	Nippon Signal Co. Ltd.	28,976	198,775
	Nippon Soda Co. Ltd.	32,400	607,893
	Nippon Steel Corp.	126,750	2,667,805
	Nippon Thompson Co. Ltd.	40,800	139,209
	Nippon Yakin Kogyo Co. Ltd.	20,800	590,703
	Nippon Yusen KK	55,663	1,818,672
	Nipro Corp.	118,300	1,048,339
#	Nishikawa Rubber Co. Ltd.	20,400	352,978
	Nishimatsuya Chain Co. Ltd.	12,800	198,072
	Nishi-Nippon Financial Holdings, Inc.	81,600	1,198,691
	Nishi-Nippon Railroad Co. Ltd.	6,300	96,854
	Nishio Holdings Co. Ltd.	24,316	699,674
	Nissan Chemical Corp.	42,600	1,245,991
*	Nissan Motor Co. Ltd.	369,465	879,559
#	Nissan Shatai Co. Ltd.	34,200	253,032
	Nissan Tokyo Sales Holdings Co. Ltd.	44,600	152,449
	Nissei ASB Machine Co. Ltd.	6,200	197,478
	Nissei Plastic Industrial Co. Ltd.	7,900	46,065
	Nissha Co. Ltd.	32,400	277,660
#	Nisshin Group Holdings Co. Ltd.	25,100	89,886
	Nisshin Oillio Group Ltd.	23,200	800,847
	Nisshin Seifun Group, Inc.	21,300	274,806
	Nisshinbo Holdings, Inc.	68,808	411,314
	Nissin Corp.	12,300	414,543
	Nissin Foods Holdings Co. Ltd.	7,800	171,981
	Nisso Holdings Co. Ltd.	10,600	51,202

		Shares	Value»
JAPAN — (Continued)
	Nissui Corp.	226,400	$1,377,018
	Niterra Co. Ltd.	69,100	2,151,556
	Nitori Holdings Co. Ltd.	1,800	214,173
	Nitta Corp.	12,904	331,722
	Nitta Gelatin, Inc.	7,200	41,267
#	Nittetsu Mining Co. Ltd.	11,400	495,769
	Nitto Denko Corp.	132,400	2,327,170
	Nitto Fuji Flour Milling Co. Ltd.	2,600	125,080
	Nitto Kogyo Corp.	19,800	415,660
#	Nitto Kohki Co. Ltd.	8,000	95,611
#	Nitto Seiko Co. Ltd.	21,400	88,657
	Nittoc Construction Co. Ltd.	27,600	201,628
#	Nittoku Co. Ltd.	6,600	93,763
	NJS Co. Ltd.	1,300	37,657
	Noevir Holdings Co. Ltd.	2,485	71,843
	NOF Corp.	16,000	240,846
	Nohmi Bosai Ltd.	7,900	183,855
	Nojima Corp.	62,300	1,120,136
	NOK Corp.	45,500	628,756
	Nomura Holdings, Inc. (8604 JP)	120,000	668,827
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	8,048	44,666
#	Nomura Micro Science Co. Ltd.	900	14,757
	Nomura Real Estate Holdings, Inc.	157,500	936,722
	Nomura Research Institute Ltd.	82,500	3,124,063
	Noritake Co. Ltd.	18,800	489,971
	Noritsu Koki Co. Ltd.	16,200	511,548
	Noritz Corp.	17,538	215,653
	North Pacific Bank Ltd.	127,900	447,175
	NPR-RIKEN Corp.	21,624	358,619
	NS Solutions Corp.	10,400	246,738
#	NS Tool Co. Ltd.	6,600	32,734
	NS United Kaiun Kaisha Ltd.	15,100	399,518
	NSD Co. Ltd.	28,480	670,489
	NSK Ltd.	82,093	358,590
	NSW, Inc.	8,700	188,865
	NTN Corp.	335,931	517,373
	NTT Data Group Corp.	30,400	603,756
	Oat Agrio Co. Ltd.	4,300	61,790
#	Obara Group, Inc.	6,600	153,652
	Obayashi Corp.	35,600	552,340

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Oenon Holdings, Inc.	42,300	$137,182
	Ogaki Kyoritsu Bank Ltd.	24,000	389,490
	Ohara, Inc.	4,100	29,681
	Ohashi Technica, Inc.	9,700	133,529
	Ohmoto Gumi Co. Ltd.	4,200	38,113
	Ohsho Food Service Corp.	3,000	67,862
#	OIE Sangyo Co. Ltd.	4,100	56,711
	Oiles Corp.	19,216	287,505
	Oita Bank Ltd.	10,200	243,455
	Oji Holdings Corp.	238,900	1,127,735
	Okabe Co. Ltd.	32,741	203,552
	Okada Aiyon Corp.	1,400	18,333
	Okamoto Industries, Inc.	6,200	218,577
	Okamoto Machine Tool Works Ltd.	5,237	128,261
	Okamura Corp.	35,100	487,369
	Okasan Securities Group, Inc.	66,400	296,476
	Oki Electric Industry Co. Ltd.	133,558	889,532
	Okinawa Cellular Telephone Co.	16,200	480,360
	Okinawa Financial Group, Inc.	16,100	279,271
	OKUMA Corp.	35,000	786,329
	Okumura Corp.	18,900	586,217
	Okura Industrial Co. Ltd.	7,900	228,644
	Okuwa Co. Ltd.	21,000	134,038
	Olympus Corp.	167,200	2,190,820
	Omron Corp.	800	23,748
	One Career, Inc.	3,600	47,450
	Ono Pharmaceutical Co. Ltd.	8,000	92,087
#	Onoken Co. Ltd.	12,500	130,908
	Onward Holdings Co. Ltd.	152,000	615,469
	Ootoya Holdings Co. Ltd.	2,100	76,850
	Open House Group Co. Ltd.	27,500	1,219,402
	Open Up Group, Inc.	1,700	21,898
	Optex Group Co. Ltd.	24,600	263,220
#*	Optim Corp.	5,800	26,563
	Optimus Group Co. Ltd.	8,300	20,044
	Optorun Co. Ltd.	3,100	30,814
	Oracle Corp. Japan	8,400	1,009,860
	Organo Corp.	10,100	483,476
#	Orient Corp.	22,884	125,627

		Shares	Value»
JAPAN — (Continued)
	Oriental Shiraishi Corp.	105,700	$278,469
	ORIX Corp. (8591 JP)	108,300	2,172,501
	Oro Co. Ltd.	3,600	60,279
#	Osaka Organic Chemical Industry Ltd.	4,100	69,105
#	Osaka Steel Co. Ltd.	8,600	144,379
#	OSAKA Titanium Technologies Co. Ltd.	11,899	137,796
	Osaki Electric Co. Ltd.	33,900	201,762
	OSG Corp.	45,400	539,664
	Otsuka Corp.	22,600	501,247
	Otsuka Holdings Co. Ltd.	20,400	994,516
	OUG Holdings, Inc.	3,000	66,248
	Oval Corp.	8,600	23,954
	Oyo Corp.	13,600	254,948
#	Ozu Corp.	3,900	48,874
#	Pacific Industrial Co. Ltd.	49,100	431,171
#	Pacific Metals Co. Ltd.	11,455	139,012
	Pack Corp.	10,800	245,472
	PAL GROUP Holdings Co. Ltd.	39,600	1,089,587
	PALTAC Corp.	11,650	323,073
	Pan Pacific International Holdings Corp.	88,600	2,727,766
	Panasonic Holdings Corp.	207,181	2,375,530
	Paraca, Inc.	3,600	47,279
	Paramount Bed Holdings Co. Ltd.	25,286	407,317
	Park24 Co. Ltd.	54,300	769,334
	Parker Corp.	8,500	47,607
	Pasona Group, Inc.	13,400	207,874
	Pegasus Co. Ltd.	23,800	79,121
	Penta-Ocean Construction Co. Ltd.	188,600	1,081,929
	People Dreams & Technologies Group Co. Ltd.	5,600	69,551
*	PeptiDream, Inc.	8,000	108,904
	Persol Holdings Co. Ltd.	614,500	1,113,027
#	Pharma Foods International Co. Ltd.	14,700	94,236

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#*	PIA Corp.	2,900	$53,625
#	Pickles Holdings Co. Ltd.	8,605	55,832
	Pigeon Corp.	8,400	101,723
	PILLAR Corp.	21,300	541,960
	Pilot Corp.	17,100	477,282
	Piolax, Inc.	22,813	349,796
#	Plus Alpha Consulting Co. Ltd.	15,000	174,540
	Port, Inc.	5,300	69,399
	PR Times Corp.	2,500	39,819
	Premium Group Co. Ltd.	27,600	412,363
#	Premium Water Holdings, Inc.	2,000	40,021
#	Press Kogyo Co. Ltd.	135,000	514,999
	Prestige International, Inc.	63,000	295,825
	Prima Meat Packers Ltd.	20,900	336,393
	Procrea Holdings, Inc.	33,034	377,810
	Pronexus, Inc.	11,500	98,220
	Pro-Ship, Inc.	5,100	75,782
	PS Construction Co. Ltd.	25,700	275,120
	QB Net Holdings Co. Ltd.	22,908	178,102
	Qol Holdings Co. Ltd.	27,800	447,034
	Quick Co. Ltd.	6,500	95,772
	Raito Kogyo Co. Ltd.	26,400	491,026
	Raiznext Corp.	22,600	236,103
	Raksul, Inc.	32,600	262,962
	Rakus Co. Ltd.	26,700	405,701
*	Rakuten Bank Ltd.	8,600	361,696
*	Rakuten Group, Inc.	3,300	19,458
	Rasa Corp.	5,700	56,901
	Rasa Industries Ltd.	12,500	240,260
	Recruit Holdings Co. Ltd.	90,500	5,015,080
	Relo Group, Inc.	46,600	615,738
#	Renaissance, Inc.	7,800	57,588
	Renesas Electronics Corp.	145,800	1,711,001
	Rengo Co. Ltd.	178,700	997,592
#*	RENOVA, Inc.	4,559	20,883
	Resona Holdings, Inc.	210,889	1,691,711
	Resonac Holdings Corp.	85,317	1,551,742
	Resorttrust, Inc.	55,800	574,266
	Restar Corp.	15,600	244,531
	Retail Partners Co. Ltd.	20,000	192,268

		Shares	Value»
JAPAN — (Continued)
	Rheon Automatic Machinery Co. Ltd.	13,100	$106,721
#	Rhythm Co. Ltd.	4,800	126,708
	Ricoh Co. Ltd.	174,700	1,837,514
	Ricoh Leasing Co. Ltd.	17,300	666,243
	Ride On Express Holdings Co. Ltd.	3,200	22,643
	Riken Keiki Co. Ltd.	4,799	89,500
	Riken Technos Corp.	35,100	246,675
	Riken Vitamin Co. Ltd.	17,400	303,552
	Rinnai Corp.	20,700	463,648
	Rion Co. Ltd.	6,500	108,573
	Riso Kagaku Corp.	2,716	23,241
	Riso Kyoiku Co. Ltd.	22,010	37,535
	Rix Corp.	800	16,489
	Rock Field Co. Ltd.	5,500	59,316
	Rohm Co. Ltd.	18,800	171,174
	Rohto Pharmaceutical Co. Ltd.	14,200	237,526
#	Rokko Butter Co. Ltd.	7,341	65,105
	Roland Corp.	9,500	210,893
	Rorze Corp.	76,000	764,925
	Round One Corp.	111,300	690,879
	Royal Holdings Co. Ltd.	18,800	342,522
	Ryobi Ltd.	22,700	330,968
	RYODEN Corp.	11,500	194,744
	Ryohin Keikaku Co. Ltd.	94,800	3,204,292
	Ryoyo Ryosan Holdings, Inc.	8,724	146,513
	S Foods, Inc.	16,700	315,372
	S&B Foods, Inc.	11,600	229,732
#	Sac’s Bar Holdings, Inc.	15,476	90,539
	Saizeriya Co. Ltd.	13,800	444,858
	Sakai Chemical Industry Co. Ltd.	11,500	202,482
	Sakai Heavy Industries Ltd.	6,800	96,624
	Sakai Moving Service Co. Ltd.	12,800	218,965
	Sakata INX Corp.	37,400	485,412
	Sakata Seed Corp.	7,500	173,709
	Sala Corp.	50,200	321,528
#	Samco, Inc.	1,600	26,810
	San Holdings, Inc.	16,800	141,667
	San ju San Financial Group, Inc.	6,560	105,493
	San-A Co. Ltd.	19,000	377,290
	San-Ai Obbli Co. Ltd.	56,500	663,497
	Sangetsu Corp.	31,100	632,538

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	San-In Godo Bank Ltd.	80,177	$712,308
*	Sanken Electric Co. Ltd.	11,300	499,074
	Sanki Engineering Co. Ltd.	39,400	1,006,708
	Sanko Gosei Ltd.	39,301	167,990
	Sanko Metal Industrial Co. Ltd.	3,300	136,636
	Sankyo Co. Ltd.	94,500	1,438,342
	Sankyo Frontier Co. Ltd.	6,400	86,090
#	Sankyo Seiko Co. Ltd.	29,700	132,322
	Sankyo Tateyama, Inc.	23,400	104,549
	Sankyu, Inc.	33,500	1,466,161
	Sanoh Industrial Co. Ltd.	38,800	168,035
	Sanrio Co. Ltd.	31,900	1,271,094
	Sansei Technologies, Inc.	8,000	70,817
#	Sanshin Electronics Co. Ltd.	9,400	130,159
	Santec Holdings Corp.	4,100	119,478
	Santen Pharmaceutical Co. Ltd.	35,800	362,596
	Sanwa Holdings Corp.	112,300	3,685,987
	Sanyo Chemical Industries Ltd.	6,608	166,476
	Sanyo Denki Co. Ltd.	8,000	549,799
	Sanyo Shokai Ltd.	7,137	137,791
	Sanyo Trading Co. Ltd.	21,700	213,444
#	Sapporo Holdings Ltd.	15,700	871,876
	Sato Corp.	32,000	463,079
#	Sato Foods Co. Ltd.	800	41,291
#	Sato Shoji Corp.	9,500	97,936
	Satori Electric Co. Ltd.	4,500	52,093
	Sawai Group Holdings Co. Ltd.	74,283	1,070,374
	SAXA, Inc.	1,900	40,229
*	SBI ARUHI Corp.	12,290	67,856
	SBI Holdings, Inc.	41,051	1,079,414
#	SBI Sumishin Net Bank Ltd.	16,500	481,475
	SBS Holdings, Inc.	17,900	359,297
	SCREEN Holdings Co. Ltd.	17,800	1,183,647

		Shares	Value»
JAPAN — (Continued)
	Scroll Corp.	38,300	$275,455
	SCSK Corp.	38,265	1,000,837
	SEC Carbon Ltd.	7,500	104,035
	Secom Co. Ltd.	7,110	261,438
#	Seed Co. Ltd.	12,900	42,966
	Sega Sammy Holdings, Inc.	8,100	170,007
	Segue Group Co. Ltd.	4,100	15,485
	Seibu Holdings, Inc.	56,900	1,375,198
	Seika Corp.	7,000	215,394
	Seikagaku Corp.	19,000	94,420
#	Seikitokyu Kogyo Co. Ltd.	10,700	116,400
	Seiko Epson Corp.	62,900	872,616
	Seiko Group Corp.	23,236	613,354
	Seino Holdings Co. Ltd.	30,000	472,148
#	Seiren Co. Ltd.	20,900	324,728
	Sekisui Chemical Co. Ltd.	42,500	742,642
	Sekisui House Ltd.	39,140	899,836
	Sekisui Jushi Corp.	15,486	202,442
	Sekisui Kasei Co. Ltd.	4,500	10,320
	SEMITEC Corp.	5,800	72,420
	Senko Group Holdings Co. Ltd.	99,500	1,182,814
#	Senshu Electric Co. Ltd.	12,500	384,938
	Senshu Ikeda Holdings, Inc.	133,600	441,180
	Seria Co. Ltd.	16,800	341,076
	Seven & i Holdings Co. Ltd.	495,500	7,294,067
	Seven Bank Ltd.	334,400	601,760
#	SFP Holdings Co. Ltd.	4,100	62,049
	SG Holdings Co. Ltd.	107,600	1,132,990
	Sharingtechnology, Inc.	12,100	96,315
*	Sharp Corp.	8,433	49,995
	Shibaura Electronics Co. Ltd.	12,000	495,291
	Shibaura Machine Co. Ltd.	21,200	535,203
#	Shibaura Mechatronics Corp.	14,100	661,322
	Shibusawa Logistics Corp.	6,800	151,774
	Shibuya Corp.	14,400	312,635
*	SHIFT, Inc.	75,200	688,094
	Shiga Bank Ltd.	20,467	822,964
	Shikibo Ltd.	8,402	56,965
	Shikoku Bank Ltd.	31,901	265,231

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shikoku Kasei Holdings Corp.	26,400	$340,063
	Shima Seiki Manufacturing Ltd.	11,420	70,039
	Shimadaya Corp.	7,100	92,993
	Shimadzu Corp.	19,800	506,829
	Shimamura Co. Ltd.	3,800	252,848
	Shimizu Corp.	38,900	415,572
#	Shimojima Co. Ltd.	10,700	92,477
	Shin Nippon Air Technologies Co. Ltd.	19,600	289,578
#	Shin Nippon Biomedical Laboratories Ltd.	13,200	133,169
	Shinagawa Refractories Co. Ltd.	35,900	414,057
#	Shindengen Electric Manufacturing Co. Ltd.	5,300	76,660
	Shin-Etsu Chemical Co. Ltd.	65,500	1,993,261
	Shin-Etsu Polymer Co. Ltd.	30,100	308,412
	Shinko Shoji Co. Ltd.	30,300	188,896
	Shinmaywa Industries Ltd.	50,000	471,155
	Shinnihon Corp.	22,300	257,709
	Shinnihonseiyaku Co. Ltd.	6,800	114,104
#	Shinobu Foods Products Co. Ltd.	7,000	43,245
	Shinsho Corp.	14,400	189,804
	Shinwa Co. Ltd. (3447 JP)	9,800	49,825
	Shinwa Co. Ltd. (7607 JP)	6,400	135,758
	Shionogi & Co. Ltd.	28,900	485,535
	Ship Healthcare Holdings, Inc.	38,200	554,185
#	Shizuoka Financial Group, Inc.	83,400	926,786
	Shizuoka Gas Co. Ltd.	42,600	351,051
	SHO-BOND Holdings Co. Ltd.	800	28,717
	Shoei Co. Ltd.	31,200	366,443
#	Shoei Foods Corp.	3,300	93,934
	Shofu, Inc.	2,200	33,659
	Showa Sangyo Co. Ltd.	21,509	455,471
	SIGMAXYZ Holdings, Inc.	43,600	319,566

		Shares	Value»
JAPAN — (Continued)
	Siix Corp.	37,200	$273,929
*	Simplex Holdings, Inc.	9,100	192,606
	Sinanen Holdings Co. Ltd.	7,300	339,475
	Sinfonia Technology Co. Ltd.	26,300	1,124,560
	Sinko Industries Ltd.	24,900	210,485
	Sintokogio Ltd.	24,000	139,896
	SK Kaken Co. Ltd.	3,900	243,554
	SK-Electronics Co. Ltd.	9,300	149,990
	SKY Perfect JSAT Holdings, Inc.	128,700	1,040,428
	Skylark Holdings Co. Ltd.	86,000	1,784,864
	Skymark Airlines, Inc.	8,300	29,305
#	Smaregi, Inc.	3,100	68,301
	SMK Corp.	2,500	41,005
	SMS Co. Ltd.	15,500	143,653
#	Soda Nikka Co. Ltd.	14,300	103,057
	Sodick Co. Ltd.	29,000	152,418
	Soft99 Corp.	7,600	91,941
	SoftBank Corp.	2,895,000	4,380,844
	SoftBank Group Corp.	134,400	6,796,559
	Softcreate Holdings Corp.	7,400	101,753
	Software Service, Inc.	2,500	220,284
	Sohgo Security Services Co. Ltd.	85,000	671,811
	Sojitz Corp.	102,540	2,425,874
	Soken Chemical & Engineering Co. Ltd.	18,800	199,826
	Solasto Corp.	29,099	89,905
	Soliton Systems KK	7,500	65,676
	Sompo Holdings, Inc.	74,650	2,446,362
	Sony Group Corp. (6758 JP)	835,000	22,029,625
#	Sony Group Corp. (SONY US), Sponsored ADR	192,300	4,999,800
	Space Co. Ltd.	12,400	94,908
	Sparx Group Co. Ltd.	13,779	139,387
	SPK Corp.	7,564	109,371
	Square Enix Holdings Co. Ltd.	500	28,911
	SRA Holdings	8,200	249,695
	SRS Holdings Co. Ltd.	9,100	75,869
#	ST Corp.	3,400	35,734
#	St. Care Holding Corp.	10,200	55,224

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Stanley Electric Co. Ltd.	67,000	$1,255,507
	Star Mica Holdings Co. Ltd.	23,400	159,857
	Star Micronics Co. Ltd.	23,600	270,641
	Startia Holdings, Inc.	4,900	72,405
	Starts Corp., Inc.	22,400	609,239
	Starzen Co. Ltd.	36,600	312,509
	Stella Chemifa Corp.	3,400	88,797
	Step Co. Ltd.	7,500	119,825
	STI Foods Holdings, Inc.	4,500	38,840
	Strike Co. Ltd.	5,400	111,076
	Studio Alice Co. Ltd.	8,000	118,134
	Subaru Corp.	358,400	6,489,878
#	Subaru Enterprise Co. Ltd.	7,900	182,216
	Sugi Holdings Co. Ltd.	29,418	617,949
	Sugimoto & Co. Ltd.	15,000	168,939
#	SUMCO Corp.	47,100	324,806
	Sumida Corp.	38,913	257,819
#	Sumiseki Holdings, Inc.	28,100	140,322
	Sumitomo Bakelite Co. Ltd.	33,700	783,555
	Sumitomo Chemical Co. Ltd.	358,300	866,122
	Sumitomo Corp.	90,000	2,197,474
	Sumitomo Densetsu Co. Ltd.	9,152	336,353
	Sumitomo Electric Industries Ltd.	221,583	3,561,592
	Sumitomo Forestry Co. Ltd.	59,700	1,719,014
	Sumitomo Heavy Industries Ltd.	43,600	907,831
	Sumitomo Metal Mining Co. Ltd.	37,500	832,013
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	296,823	7,081,370
	Sumitomo Mitsui Trust Group, Inc.	88,700	2,194,325
	Sumitomo Osaka Cement Co. Ltd.	22,700	619,905
	Sumitomo Realty & Development Co. Ltd.	62,700	2,335,341
	Sumitomo Riko Co. Ltd.	32,788	374,971
	Sumitomo Rubber Industries Ltd.	98,153	1,236,064

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Seika Chemicals Co. Ltd.	8,300	$276,807
	Sumitomo Warehouse Co. Ltd.	41,300	802,220
	Sun Frontier Fudousan Co. Ltd.	52,700	721,193
	Sundrug Co. Ltd.	19,200	639,788
	Suntory Beverage & Food Ltd.	15,400	538,089
#	Sun-Wa Technos Corp.	11,800	174,811
#	Suruga Bank Ltd.	117,700	1,042,575
	Suzuden Corp.	4,400	59,902
	Suzuken Co. Ltd.	20,346	735,053
	Suzuki Co. Ltd.	12,200	138,020
	Suzuki Motor Corp.	134,100	1,607,008
	SWCC Corp.	28,700	1,304,201
	Sysmex Corp.	119,300	2,214,584
	System Research Co. Ltd.	4,500	55,275
	System Support Holdings, Inc.	2,400	33,787
#	Systems Engineering Consultants Co. Ltd.	900	28,017
	Systena Corp.	124,000	324,347
	Syuppin Co. Ltd.	15,300	117,608
	T Hasegawa Co. Ltd.	9,300	186,390
	T RAD Co. Ltd.	6,300	169,155
	T&D Holdings, Inc.	34,500	734,112
	Tachibana Eletech Co. Ltd.	16,820	275,081
	Tachikawa Corp.	8,800	92,486
	Tachi-S Co. Ltd.	29,100	321,024
	Tadano Ltd.	69,000	478,037
	Taihei Dengyo Kaisha Ltd.	7,500	256,495
	Taiheiyo Cement Corp.	55,188	1,485,970
	Taiho Kogyo Co. Ltd.	8,900	40,576
	Taikisha Ltd.	16,200	265,161
	Taisei Corp.	6,800	368,710
#	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	4,400	76,338
#	Taisei Oncho Co. Ltd.	400	10,494
	Taiyo Holdings Co. Ltd.	21,804	807,271
	Taiyo Yuden Co. Ltd.	13,900	209,643
	Takamatsu Construction Group Co. Ltd.	9,400	190,417
#	Takamiya Co. Ltd.	33,100	88,918

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Takaoka Toko Co. Ltd.	8,364	$134,515
	Takara & Co. Ltd.	8,500	205,972
	Takara Holdings, Inc.	24,700	199,355
	Takara Standard Co. Ltd.	18,900	238,878
	Takasago International Corp.	8,200	385,176
	Takasago Thermal Engineering Co. Ltd.	6,000	265,464
#	Takashima & Co. Ltd.	10,000	91,620
	Takashimaya Co. Ltd.	189,200	1,458,760
	Take & Give Needs Co. Ltd.	4,300	25,997
#	TAKEBISHI Corp.	5,800	72,284
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	112,052	3,389,416
	Takeuchi Manufacturing Co. Ltd.	20,700	647,958
#	Taki Chemical Co. Ltd.	2,500	55,008
	Takuma Co. Ltd.	6,000	77,311
#	Tama Home Co. Ltd.	10,100	282,735
	Tamron Co. Ltd.	28,800	651,124
	Tamura Corp.	73,000	232,856
	Tanabe Engineering Corp.	3,100	46,788
#	Tanseisha Co. Ltd.	26,250	190,738
	Tayca Corp.	10,200	92,875
	Tazmo Co. Ltd.	7,000	85,837
	TBS Holdings, Inc.	14,600	489,762
#	TDC Soft, Inc.	11,100	98,325
	TDK Corp. (6762 JP)	252,500	2,694,539
	TechMatrix Corp.	20,800	297,035
#	Techno Medica Co. Ltd.	4,000	50,724
	Techno Ryowa Ltd.	7,000	139,723
	Techno Smart Corp.	8,600	96,212
	TechnoPro Holdings, Inc.	43,400	967,803
	Teijin Ltd.	121,936	1,022,394
#	Teikoku Sen-I Co. Ltd.	9,600	166,086
	Teikoku Tsushin Kogyo Co. Ltd.	5,200	85,815
	Tekken Corp.	7,300	141,670
	Temairazu, Inc.	800	19,859
#	Tenma Corp.	9,800	244,516
#	Tera Probe, Inc.	5,000	92,780
#	Terasaki Electric Co. Ltd.	2,300	33,781

		Shares	Value»
JAPAN — (Continued)
	Tess Holdings Co. Ltd.	28,900	$67,526
	THK Co. Ltd.	11,400	280,839
	Tigers Polymer Corp.	8,200	49,979
	TIS, Inc.	62,100	1,792,403
	TKC Corp.	4,500	126,842
	Toa Corp. (1885 JP)	82,300	795,139
	Toa Corp. (6809 JP)	14,200	92,233
	TOA ROAD Corp.	44,000	470,445
	Toagosei Co. Ltd.	65,600	617,191
	TOBISHIMA HOLDINGS, Inc.	9,873	124,183
	TOC Co. Ltd.	32,400	143,334
	Tocalo Co. Ltd.	51,600	594,327
#	Tochigi Bank Ltd.	35,400	80,182
	Toda Corp.	138,700	883,646
	Toei Animation Co. Ltd.	3,000	72,543
	Toenec Corp.	54,600	432,407
	Togami Electric Manufacturing Co. Ltd.	700	16,979
	Toho Bank Ltd.	71,700	176,853
	Toho Co. Ltd. (8142 JP)	12,500	285,994
	Toho Co. Ltd. (9602 JP)	2,100	119,892
	Toho Holdings Co. Ltd.	18,900	617,868
#	Toho Titanium Co. Ltd.	29,600	211,031
	Tohoku Bank Ltd.	7,400	55,700
#	Tohokushinsha Film Corp.	35,700	144,121
	Tokai Carbon Co. Ltd.	147,302	950,509
	Tokai Corp.	16,967	249,548
	TOKAI Holdings Corp.	65,100	456,498
	Tokai Rika Co. Ltd.	36,000	536,169
	Tokai Tokyo Financial Holdings, Inc.	118,052	389,908
#	Token Corp.	2,120	198,143
	Tokio Marine Holdings, Inc. (8766 JP)	116,048	4,651,477
	Tokushu Tokai Paper Co. Ltd.	4,841	126,457
	Tokuyama Corp.	42,425	865,996
	Tokyo Century Corp.	144,000	1,516,512
#	Tokyo Electron Device Ltd.	15,900	329,634
	Tokyo Electron Ltd.	41,900	6,238,840
	Tokyo Energy & Systems, Inc.	11,500	90,822

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Kiraboshi Financial Group, Inc.	20,499	$810,305
	Tokyo Ohka Kogyo Co. Ltd.	3,400	74,800
	Tokyo Radiator Manufacturing Co. Ltd.	1,100	6,500
	Tokyo Rope Manufacturing Co. Ltd.	10,700	90,808
	Tokyo Sangyo Co. Ltd.	11,100	53,919
	Tokyo Seimitsu Co. Ltd.	1,500	83,705
	Tokyo Steel Manufacturing Co. Ltd.	36,500	412,698
	Tokyo Tatemono Co. Ltd.	124,700	2,235,661
#	Tokyo Tekko Co. Ltd.	10,700	417,072
#	Tokyotokeiba Co. Ltd.	10,347	304,079
	Tokyu Construction Co. Ltd.	40,530	235,315
	Tokyu Fudosan Holdings Corp.	457,982	3,207,621
	Toli Corp.	35,000	119,672
#	Tomen Devices Corp.	2,800	104,631
#	Tomoe Corp.	20,300	211,122
#	Tomoe Engineering Co. Ltd.	18,600	180,106
	Tomoku Co. Ltd.	12,436	213,119
	TOMONY Holdings, Inc.	147,800	566,357
	Tomy Co. Ltd.	61,000	1,343,036
	Topcon Corp.	59,600	1,353,566
	TOPPAN Holdings, Inc.	40,700	1,142,553
	Topre Corp.	62,001	757,552
	Topy Industries Ltd.	13,800	200,030
	Toray Industries, Inc.	175,600	1,121,472
#	Torex Semiconductor Ltd.	4,700	38,980
	Toridoll Holdings Corp.	15,600	466,920
	Torigoe Co. Ltd.	13,900	83,889
	Torii Pharmaceutical Co. Ltd.	8,000	262,151
	Torishima Pump Manufacturing Co. Ltd.	14,500	199,999
	Tosei Corp.	28,900	487,077
	Toshiba TEC Corp.	17,700	333,626
	Tosho Co. Ltd.	12,200	46,935

		Shares	Value»
JAPAN — (Continued)
	Tosoh Corp.	133,600	$1,883,321
	Totech Corp.	10,200	185,082
	Totetsu Kogyo Co. Ltd.	15,466	341,300
	TOTO Ltd.	32,299	851,675
#	Tottori Bank Ltd.	6,400	57,507
	Toukei Computer Co. Ltd.	2,800	85,991
	Tow Co. Ltd.	31,100	68,830
#	Towa Bank Ltd.	5,323	22,845
#	Towa Corp.	14,700	137,222
	Towa Pharmaceutical Co. Ltd.	23,600	437,918
	Toyo Construction Co. Ltd.	47,100	441,805
	Toyo Corp.	22,900	220,499
	Toyo Engineering Corp.	28,599	135,026
#	Toyo Gosei Co. Ltd.	3,500	118,436
#	Toyo Innovex Co. Ltd.	12,000	48,522
	Toyo Kanetsu KK	5,600	139,140
	Toyo Securities Co. Ltd.	47,300	145,378
	Toyo Seikan Group Holdings Ltd.	34,000	593,596
	Toyo Suisan Kaisha Ltd.	7,000	452,520
	Toyo Tanso Co. Ltd.	13,800	387,810
	Toyo Tire Corp.	95,700	1,789,283
	Toyobo Co. Ltd.	69,402	430,558
	Toyoda Gosei Co. Ltd.	48,800	937,041
	Toyota Boshoku Corp.	56,100	804,964
	Toyota Industries Corp.	7,100	832,652
	Toyota Motor Corp. (7203 JP)	653,790	12,487,004
#	Toyota Motor Corp. (TM US), Sponsored ADR	22,210	4,246,996
	Toyota Tsusho Corp.	147,200	2,925,265
	TPR Co. Ltd.	19,500	290,407
	Traders Holdings Co. Ltd.	20,039	123,442
#	Transaction Co. Ltd.	13,100	232,879
	Transcosmos, Inc.	13,900	303,733
	TRE Holdings Corp.	42,851	461,796
	Treasure Factory Co. Ltd.	8,100	109,168
	Trend Micro, Inc. (4704 JP)	29,300	2,102,292
	Trinity Industrial Corp.	1,400	10,419

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Trusco Nakayama Corp.	29,800	$444,587
	TS Tech Co. Ltd.	41,200	465,672
	TSI Holdings Co. Ltd.	29,300	220,499
	Tsubaki Nakashima Co. Ltd.	10,801	30,747
	Tsubakimoto Chain Co.	60,900	739,833
#	Tsubakimoto Kogyo Co. Ltd.	8,700	131,847
#	Tsuburaya Fields Holdings, Inc.	27,700	361,606
	Tsugami Corp.	36,200	445,934
	Tsukishima Holdings Co. Ltd.	17,070	239,568
#	Tsukuba Bank Ltd.	38,900	65,602
	Tsumura & Co.	6,100	183,433
	Tsuruha Holdings, Inc.	12,600	1,013,533
	Tsurumi Manufacturing Co. Ltd.	11,300	262,227
#	Tsutsumi Jewelry Co. Ltd.	4,600	74,567
#	Tsuzuki Denki Co. Ltd.	4,100	70,314
	TV Asahi Holdings Corp.	11,100	201,896
	Tv Tokyo Holdings Corp.	4,400	122,331
	UACJ Corp.	30,107	1,015,750
	UBE Corp.	52,220	766,143
	Ubicom Holdings, Inc.	2,700	24,099
	Uchida Yoko Co. Ltd.	8,200	448,588
	Ulvac, Inc.	7,100	240,794
	U-Next Holdings Co. Ltd.	26,400	377,793
#	Unicharm Corp.	78,300	727,026
	Unipres Corp.	59,838	420,420
	United Arrows Ltd.	19,100	301,517
	United Super Markets Holdings, Inc.	48,555	312,286
	UNITED, Inc.	17,800	87,008
	Universal Entertainment Corp.	3,279	25,631
#	Urbanet Corp. Co. Ltd.	39,300	126,331
	Ushio, Inc.	36,900	443,829
	USS Co. Ltd.	125,800	1,253,942
	UT Group Co. Ltd.	26,600	373,900
	V Technology Co. Ltd.	2,400	33,825
	Valor Holdings Co. Ltd.	51,405	899,410

		Shares	Value»
JAPAN — (Continued)
	Valqua Ltd.	12,400	$260,867
#	Value HR Co. Ltd.	8,100	88,597
	ValueCommerce Co. Ltd.	9,800	55,675
	Vector, Inc.	17,700	110,078
	Vertex Corp.	21,480	290,247
	Vision, Inc.	24,800	223,524
*	Visional, Inc.	10,400	629,186
	Vital KSK Holdings, Inc.	28,154	259,166
	VT Holdings Co. Ltd.	105,801	374,391
	Wacoal Holdings Corp.	9,000	314,118
	Wakachiku Construction Co. Ltd.	10,000	279,613
	Wakita & Co. Ltd.	32,400	400,368
	Warabeya Nichiyo Holdings Co. Ltd.	20,100	310,892
#	Waseda Academy Co. Ltd.	6,100	94,587
#	Watahan & Co. Ltd.	14,000	159,081
	WATAMI Co. Ltd.	9,000	70,982
#	WDB Holdings Co. Ltd.	8,000	102,104
	WDI Corp.	300	6,343
*	Wealth Management, Inc.	1,900	13,518
	Weathernews, Inc.	4,200	104,175
	Welcia Holdings Co. Ltd.	70,800	1,248,284
	Wellneo Sugar Co. Ltd.	13,300	220,386
	Wellnet Corp.	5,800	29,476
	West Holdings Corp.	12,881	142,621
#	Will Group, Inc.	16,700	114,050
*	WingArc1st, Inc.	12,667	338,529
#	Workman Co. Ltd.	3,234	101,906
	World Co. Ltd.	35,900	666,866
	World Holdings Co. Ltd.	12,500	175,124
	Xebio Holdings Co. Ltd.	19,201	175,168
	Yagi & Co. Ltd.	300	4,302
	Yahagi Construction Co. Ltd.	24,500	249,248
	YAKUODO Holdings Co. Ltd.	12,159	172,774
	YAMABIKO Corp.	33,151	496,109
	YAMADA Consulting Group Co. Ltd.	2,300	28,195
	Yamada Holdings Co. Ltd.	96,300	310,354

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Yamae Group Holdings Co. Ltd.	20,400	$370,037
	Yamagata Bank Ltd.	10,699	96,361
	Yamaguchi Financial Group, Inc.	62,801	741,952
	Yamaha Motor Co. Ltd.	258,800	2,032,546
	Yamaichi Electronics Co. Ltd.	19,900	279,638
#	Yamami Co.	1,400	45,193
	Yamanashi Chuo Bank Ltd.	10,900	155,468
#	Yamatane Corp.	7,400	232,830
	Yamato Corp.	15,800	182,444
	Yamato Holdings Co. Ltd.	21,600	306,672
#	Yamato Kogyo Co. Ltd.	19,000	1,131,424
	Yamau Holdings Co. Ltd.	2,100	25,694
	Yamaya Corp.	6,400	128,819
	Yamazaki Baking Co. Ltd.	54,800	1,311,832
	Yamazen Corp.	41,800	410,996
	Yaoko Co. Ltd.	8,900	596,102
#	Yashima Denki Co. Ltd.	12,500	148,338
	Yaskawa Electric Corp.	3,200	67,422
	Yasuda Logistics Corp.	11,300	134,550
	Yellow Hat Ltd.	61,400	585,158
	Yodogawa Steel Works Ltd.	17,000	688,297
	Yokogawa Bridge Holdings Corp.	22,900	419,550
	Yokogawa Electric Corp.	33,500	724,945
	Yokohama Rubber Co. Ltd.	86,099	1,882,539
#	Yokorei Co. Ltd.	41,323	246,824
	Yokowo Co. Ltd.	14,100	120,825
#	Yomeishu Seizo Co. Ltd.	4,500	96,705
	Yondenko Corp.	24,000	226,304
	Yondoshi Holdings, Inc.	5,800	71,489
	Yonex Co. Ltd.	12,100	197,989
#	Yorozu Corp.	15,400	110,461
#*	Yoshimura Food Holdings KK	8,400	53,420
	Yoshinoya Holdings Co. Ltd.	24,300	532,624

		Shares	Value»
JAPAN — (Continued)
#	Yossix Holdings Co. Ltd.	3,600	$70,055
#	Yotai Refractories Co. Ltd.	12,200	151,809
	Yuasa Trading Co. Ltd.	17,400	532,486
#	Yukiguni Factory Co. Ltd.	10,500	85,258
	Yurtec Corp.	29,700	383,513
	Yushin Co.	11,500	51,359
	Yushiro, Inc.	9,100	120,506
	Yutaka Giken Co. Ltd.	2,500	37,893
	Zacros Corp.	13,200	366,029
	Zaoh Co. Ltd.	2,800	47,548
	Zenitaka Corp.	1,700	51,095
	Zenkoku Hosho Co. Ltd.	7,400	160,551
	Zenrin Co. Ltd.	22,100	185,991
	Zensho Holdings Co. Ltd.	22,650	1,399,619
	Zeon Corp.	66,200	649,172
	ZERIA Pharmaceutical Co. Ltd.	16,300	267,298
	ZIGExN Co. Ltd.	40,700	126,639
	ZOZO, Inc.	95,100	965,787
#	Zuiko Corp.	10,200	77,492

TOTAL JAPAN			848,004,778

LIECHTENSTEIN — (0.0%)
	Liechtensteinische Landesbank AG	13,091	1,201,932
	VP Bank AG, Class A	2,158	215,147

TOTAL LIECHTENSTEIN			1,417,079

LUXEMBOURG — (0.3%)
	Aperam SA	30,700	893,291
#	ArcelorMittal SA (MT US)	55,155	1,637,540
	B&M European Value Retail SA	472,784	2,126,289
Ω	B&S Group SARL	21,653	142,674
Ω	Befesa SA	14,107	428,953
	d’Amico International Shipping SA	58,379	216,513
	Eurofins Scientific SE	24,572	1,550,649
*	InPost SA	55,346	934,898
#	RTL Group SA	5,394	221,211
#Ω	Samsonite Group SA	462,000	827,783
#	SES SA	294,899	1,563,554
	Subsea 7 SA	41,782	632,623
	Sword Group	4,261	151,107

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
LUXEMBOURG — (Continued)
	Tenaris SA (TS US), ADR	3,352	$111,588

TOTAL LUXEMBOURG			11,438,673

MONACO — (0.0%)
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	536	61,825

NETHERLANDS — (3.6%)
	Aalberts NV	82,063	2,725,035
#Ω	ABN AMRO Bank NV	113,227	2,346,386
	Acomo NV	10,087	247,911
*Ω	Adyen NV	196	317,170
	Aegon Ltd. (AEG US)	1,405	9,033
	Aegon Ltd. (AGN NA)	431,223	2,773,602
*	AFC Ajax NV	70	795
	Airbus SE	10,855	1,841,990
	Akzo Nobel NV	24,264	1,531,924
#	AMG Critical Materials NV	19,117	340,732
	Arcadis NV	54,043	2,620,603
*	Argenx SE (ARGX BB)	66	42,666
	ASM International NV	4,651	2,273,348
	ASML Holding NV (ASML US)	16,808	11,228,868
	ASR Nederland NV	123,220	7,775,037
#*Ω	Basic-Fit NV	47,937	1,089,586
#	BE Semiconductor Industries NV	4,610	499,280
#	Brunel International NV	14,497	152,931
	Cementir Holding NV	19,171	314,320
	Corbion NV	33,660	719,833
	COSMO Pharmaceuticals NV	4,269	247,576
Ω	Euronext NV	9,721	1,624,838
	Ferrari NV (RACE US)	2,880	1,329,926
	Ferrovial SE	6,469	315,574
	Flow Traders Ltd.	12,948	383,374
	ForFarmers NV	10,327	49,283
#	Fugro NV	127,046	1,489,946
	HAL Trust	799	105,145
*	Havas NV	161,833	269,219
	Heineken NV	13,745	1,230,386
	IMCD NV	21,790	2,897,648
	ING Groep NV (INGA NA)	269,172	5,227,137
	Iveco Group NV	188,079	3,004,767
	JDE Peet’s NV	20,703	501,197

		Shares	Value»
NETHERLANDS — (Continued)
Ω	Just Eat Takeaway.com NV (JET LN)	40,316	$878,729
*Ω	Just Eat Takeaway.com NV (TKWY NA)	1,432	31,339
#	Kendrion NV	1,495	17,408
	Koninklijke Ahold Delhaize NV (AD NA)	320,272	13,150,063
	Koninklijke Ahold Delhaize NV (ADRNY US), Sponsored ADR	2,505	102,745
	Koninklijke BAM Groep NV	344,750	2,335,265
	Koninklijke Heijmans NV	34,266	1,755,071
	Koninklijke KPN NV	1,321,145	6,145,773
#*	Koninklijke Philips NV (PHG US)	46,095	1,168,511
*	Koninklijke Philips NV (PHIA NA)	65,477	1,661,794
	Koninklijke Vopak NV	35,338	1,461,250
	Lastminute.com NV	905	13,838
	MFE-MediaForEurope NV (MFEA IM), Class A	211,092	767,801
	MFE-MediaForEurope NV (MFEB IM), Class B	61,439	299,013
	Nedap NV	4,008	276,748
	NN Group NV	127,886	7,842,020
	OCI NV	1,388	11,532
	Pluxee NV	17,797	400,247
#	PostNL NV	91,445	93,367
	Prosus NV (PRX NA)	20,259	949,835
	Qiagen NV	19,875	849,666
	Randstad NV	60,802	2,440,574
	RHI Magnesita NV	6,771	282,798
	SBM Offshore NV	119,842	2,519,567
#*	SIF Holding NV	4,260	44,946
Ω	Signify NV	72,112	1,494,815
	Sligro Food Group NV	8,217	110,996
#	Stellantis NV (STLA UX)	100,285	930,645
#	Stellantis NV (STLAM IM)	247,465	2,302,768
	STMicroelectronics NV (STM FP)	33,324	757,558
#	STMicroelectronics NV (STM US)	29,476	669,400
	Technip Energies NV	112,128	3,826,271

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	TKH Group NV	31,500	$1,244,570
	Universal Music Group NV	123,589	3,634,194
	Van Lanschot Kempen NV	27,463	1,603,496
	Wolters Kluwer NV	89,512	15,804,144

TOTAL NETHERLANDS			135,405,823

NEW ZEALAND — (0.3%)
	a2 Milk Co. Ltd.	22,425	116,737
	Air New Zealand Ltd.	1,300,394	448,114
	Auckland International Airport Ltd.	58,240	260,188
#	Channel Infrastructure NZ Ltd.	367,064	414,391
	Chorus Ltd. (CHRYY US), ADR	462	10,848
#	Chorus Ltd. (CNU NZ)	296,781	1,399,707
#	Contact Energy Ltd.	117,914	621,169
	EBOS Group Ltd.	27,573	600,083
	Fisher & Paykel Healthcare Corp. Ltd.	16,673	336,345
*	Fletcher Building Ltd. (FBU NZ)	24,008	43,712
	Fonterra Co-Operative Group Ltd.	51,432	166,259
	Freightways Group Ltd.	105,874	618,946
	Genesis Energy Ltd.	333,378	435,636
*	Gentrack Group Ltd.	12,020	83,746
	Hallenstein Glasson Holdings Ltd.	43,112	186,215
#	Heartland Group Holdings Ltd.	643,026	294,386
#	Infratil Ltd.	26,293	164,797
*	KMD Brands Ltd.	264,315	51,645
	Mainfreight Ltd.	13,057	430,893
	Manawa Energy Ltd.	52,749	152,034
	Mercury NZ Ltd.	17,168	56,969
#	Meridian Energy Ltd.	41,807	136,089
	Napier Port Holdings Ltd.	31,850	48,512
	NZME Ltd. (NZM AU)	54,625	33,901
	NZX Ltd.	225,171	205,923
*	Oceania Healthcare Ltd.	416,640	161,121
	Port of Tauranga Ltd.	11,458	41,928
*	Rakon Ltd.	14,114	4,692
	Restaurant Brands New Zealand Ltd.	17,188	33,703
*	Ryman Healthcare Ltd.	47,997	62,955

		Shares	Value»
NEW ZEALAND — (Continued)
	Sanford Ltd.	37,885	$103,059
	Scales Corp. Ltd.	90,884	224,541
	Skellerup Holdings Ltd.	138,511	347,426
#	SKY Network Television Ltd.	205,982	301,835
	SKYCITY Entertainment Group Ltd.	116,940	79,395
	Spark New Zealand Ltd.	14,233	17,634
	Steel & Tube Holdings Ltd.	100,047	42,862
	Summerset Group Holdings Ltd.	154,685	989,866
#	Tourism Holdings Ltd.	103,520	84,404
	TOWER Ltd.	244,309	192,647
	Turners Automotive Group Ltd.	31,556	108,678
*	Vista Group International Ltd.	53,405	112,400
	Vulcan Steel Ltd.	16,025	75,796
*	Warehouse Group Ltd.	82,202	39,984
*	Xero Ltd.	3,203	337,318

TOTAL NEW ZEALAND			10,679,489

NORWAY — (0.7%)
#	2020 Bulkers Ltd.	27,827	297,414
	ABG Sundal Collier Holding ASA	110,906	70,040
	AF Gruppen ASA	3,992	57,296
*	Akastor ASA	92,173	99,179
	Aker BioMarine ASA	6,059	30,961
	Aker BP ASA	88,881	1,908,053
	Aker Solutions ASA	66,378	180,156
	AMSC ASA	32,172	82,676
*	Archer Ltd.	58,073	114,278
	Atea ASA	7,000	95,775
	Austevoll Seafood ASA	42,169	397,268
#Ω	Avance Gas Holding Ltd.	26,744	10,108
	B2 Impact ASA	154,866	169,601
*	Bluenord ASA	11,545	661,373
	Bonheur ASA	15,677	363,006
	Borregaard ASA	13,213	227,340
	Bouvet ASA	38,048	293,636
	BW Offshore Ltd.	63,043	172,776
*	Cloudberry Clean Energy ASA	136,617	163,381
	DNB Bank ASA	72,761	1,818,887
	DNO ASA	441,180	503,176
*Ω	Elkem ASA	36,615	64,409

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
Ω	Elmera Group ASA	31,350	$111,747
	Elopak ASA	5,465	22,312
	Equinor ASA	181,290	4,103,612
Ω	Europris ASA	44,827	332,363
#	FLEX LNG Ltd. (FLNG NO)	8,683	209,488
#	Frontline PLC	17,269	291,142
#	Grieg Seafood ASA	47,153	297,529
*	Hexagon Composites ASA	5,653	10,194
#	Hoegh Autoliners ASA	47,999	386,322
Ω	Kid ASA	18,840	264,700
Ω	Klaveness Combination Carriers ASA	21,372	124,086
*	Kongsberg Automotive ASA	494,057	64,197
	Kongsberg Gruppen ASA	2,497	402,288
*	LINK Mobility Group Holding ASA	177,824	418,745
	Mowi ASA	9,964	182,712
	MPC Container Ships ASA	269,991	399,250
Ω	Multiconsult ASA	4,663	85,230
	Norsk Hydro ASA	68,832	365,114
#*Ω	Norske Skog ASA	26,847	46,866
*	Northern Ocean Ltd.	24,753	14,008
*	Norwegian Air Shuttle ASA	23,557	31,109
	Odfjell Drilling Ltd.	130,474	679,154
	Odfjell SE, Class A	16,596	156,589
	Odfjell Technology Ltd.	18,940	75,358
*	OKEA ASA	21,121	33,265
#Ω	Okeanis Eco Tankers Corp.	8,821	206,267
	Panoro Energy ASA	114,499	250,286
	Pareto Bank ASA	34,738	246,577
	Pexip Holding ASA	11,294	42,928
	Protector Forsikring ASA	3,303	116,251
	Rana Gruber ASA	19,455	138,494
	Reach Subsea ASA	16,768	10,899
	Salmar ASA	2,144	105,961
*	SATS ASA	54,883	198,271
*Ω	Scatec ASA	69,753	532,330
	Sea1 offshore, Inc.	73,603	139,231
	Selvaag Bolig ASA	4,712	15,816
#*Ω	Shelf Drilling Ltd.	118,958	53,909
#*	SmartCraft ASA	2,025	5,054
#††	Solstad Maritime Holding AS	49,454	35,652

		Shares	Value»
NORWAY — (Continued)
*	Solstad Offshore ASA	49,454	$180,546
#	SpareBank 1 Helgeland	1,689	26,420
	Sparebank 1 Oestlandet	19,094	317,984
	SpareBank 1 Sor-Norge ASA	58,908	940,016
	Sparebanken More	15,146	145,582
	Sparebanken Sor	6,775	132,555
	Stolt-Nielsen Ltd	26,310	590,715
	Storebrand ASA	145,754	1,759,776
	Telenor ASA	27,833	418,051
	TGS ASA	35,628	265,728
	TOMRA Systems ASA	15,468	244,043
	Var Energi ASA	69,151	190,145
	Veidekke ASA	40,659	611,795
	Wallenius Wilhelmsen ASA	62,148	450,417
	Wilh Wilhelmsen Holding ASA, Class A	10,620	395,765
	Yara International ASA	5,472	177,586
*	Zalaris ASA	1,767	14,278

TOTAL NORWAY			25,847,497

PORTUGAL — (0.3%)
#	Altri SGPS SA	72,816	501,054
	Banco Comercial Portugues SA, Class R	7,922,217	5,067,037
	Corticeira Amorim SGPS SA	17,267	149,161
	CTT-Correios de Portugal SA	77,262	680,565
	Galp Energia SGPS SA	181,209	2,807,611
#	Ibersol SGPS SA	18,452	194,493
#	Mota-Engil SGPS SA	62,031	246,217
	Navigator Co. SA	221,246	839,621
	NOS SGPS SA	272,598	1,137,667
	Semapa-Sociedade de Investimento e Gestao	11,536	216,227
	Sonae SGPS SA	579,628	736,090

TOTAL PORTUGAL			12,575,743

SINGAPORE — (0.9%)
#	Aztech Global Ltd.	221,600	89,980
	Banyan Tree Holdings Ltd.	154,900	38,479

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Boustead Singapore Ltd.	276,305	$219,837
	BRC Asia Ltd.	22,000	53,557
	Bukit Sembawang Estates Ltd.	114,000	308,985
	Bund Center Investment Ltd.	22,000	6,248
Ω	BW LPG Ltd.	71,186	715,102
	CapitaLand Investment Ltd.	197,501	416,251
	China Aviation Oil Singapore Corp. Ltd.	191,200	124,469
	China Sunsine Chemical Holdings Ltd.	284,600	118,855
	City Developments Ltd.	72,500	276,047
*	COSCO Shipping International Singapore Co. Ltd.	497,600	47,646
	CSE Global Ltd.	658,744	211,163
	DBS Group Holdings Ltd.	101,027	3,282,285
	Delfi Ltd.	369,700	204,086
	DFI Retail Group Holdings Ltd.	81,700	206,222
*††	Ezion Holdings Ltd.	70,344	0
#*†† Ezra Holdings Ltd.		730,927	0
	Far East Orchard Ltd.	160,720	125,329
	First Resources Ltd.	529,400	612,506
	Food Empire Holdings Ltd.	172,500	199,436
	Frasers Property Ltd.	235,100	146,824
	Frencken Group Ltd.	416,100	323,226
*	Gallant Venture Ltd.	254,500	14,809
	Genting Singapore Ltd.	452,100	256,371
	Geo Energy Resources Ltd.	537,300	146,317
	Golden Agri-Resources Ltd.	4,084,400	750,803
	GuocoLand Ltd.	186,733	201,589
	Haw Par Corp. Ltd.	59,500	590,636
	Ho Bee Land Ltd.	133,000	183,253
	Hong Fok Corp. Ltd.	293,080	164,897
	Hong Leong Asia Ltd.	153,400	128,280
#	Hong Leong Finance Ltd.	177,800	350,728
	Hongkong Land Holdings Ltd.	138,100	675,861
	Hotel Grand Central Ltd.	32,847	17,466

		Shares	Value»
SINGAPORE — (Continued)
	Hour Glass Ltd.	208,200	$250,313
	Hutchison Port Holdings Trust	2,937,900	437,368
*††	Hyflux Ltd.	455,600	0
	iFAST Corp. Ltd.	33,700	160,524
	ISDN Holdings Ltd.	28,891	6,987
#	Jardine Cycle & Carriage Ltd.	58,344	1,158,812
	Kenon Holdings Ltd.	1,132	34,855
	Keppel Ltd.	38,300	192,561
	Mandarin Oriental International Ltd.	80,500	145,101
	Marco Polo Marine Ltd.	2,024,500	65,312
	Metro Holdings Ltd.	225,500	63,884
	Micro-Mechanics Holdings Ltd.	5,500	6,893
#*†† Midas Holdings Ltd.		1,120,000	0
	Nanofilm Technologies International Ltd.	11,500	4,631
	Netlink NBN Trust	125,100	87,611
*	Oceanus Group Ltd.	2,050,000	9,466
	Olam Group Ltd.	355,235	262,956
#	OUE Ltd.	141,000	101,476
	Oversea-Chinese Banking Corp. Ltd.	188,346	2,330,926
	Pan-United Corp. Ltd.	84,950	43,830
	Propnex Ltd.	72,000	57,902
	Q&M Dental Group Singapore Ltd.	134,040	29,776
	QAF Ltd.	135,353	86,564
	Raffles Medical Group Ltd.	184,698	142,988
*	Rex International Holding Ltd.	921,400	84,084
	Riverstone Holdings Ltd.	200,900	139,222
#	Samudera Shipping Line Ltd.	220,700	140,366
	SATS Ltd.	35,792	77,186
*	Seatrium Ltd.	284,222	417,394
	Sembcorp Industries Ltd.	330,100	1,669,701
	Sheng Siong Group Ltd.	408,200	549,980
	Sinarmas Land Ltd.	415,000	100,165
	Sing Investments & Finance Ltd.	20,250	16,577
	Singapore Airlines Ltd.	573,250	2,941,870
	Singapore Exchange Ltd.	175,700	1,932,850
	Singapore Land Group Ltd.	104,584	160,393

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Singapore Post Ltd.	1,109,000	$485,358
	Singapore Technologies Engineering Ltd.	220,100	1,249,781
	Singapore Telecommunications Ltd.	23,200	67,122
	Stamford Land Corp. Ltd.	442,011	119,091
	StarHub Ltd.	177,900	159,459
	Straits Trading Co. Ltd.	106,185	116,366
#*††	Swiber Holdings Ltd.	189,500	0
	Tuan Sing Holdings Ltd.	330,885	63,322
	UMS Integration Ltd.	305,827	252,901
	United Overseas Bank Ltd.	142,582	3,786,812
	UOB-Kay Hian Holdings Ltd.	287,964	397,517
	UOL Group Ltd.	94,587	418,422
	Valuetronics Holdings Ltd..	270,700	132,889
	Venture Corp. Ltd.	13,000	115,401
	Wee Hur Holdings Ltd.	147,900	59,413
	Wilmar International Ltd.	155,100	363,784
	Wing Tai Holdings Ltd.	281,768	252,370
	Yangzijiang Shipbuilding Holdings Ltd.	1,009,700	1,729,579
	Yeo Hiap Seng Ltd.	10,388	4,455

TOTAL SINGAPORE			34,892,109

SPAIN — (2.7%)
	Acciona SA	9,885	1,440,475
	Acerinox SA	97,104	1,097,400
	ACS Actividades de Construccion y Servicios SA	53,766	3,368,700
Ω	Aedas Homes SA	3,698	119,346
#Ω	Aena SME SA	14,560	3,657,704
	Almirall SA	26,252	291,286
	Amadeus IT Group SA	99,529	7,834,226
*	Amper SA	187,191	30,788
	Atresmedia Corp. de Medios de Comunicacion SA	59,052	372,790
	Audax Renovables SA	102,926	176,808

		Shares	Value»
SPAIN — (Continued)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	638,886	$8,768,095
	Banco de Sabadell SA	4,364,413	12,734,412
#	Banco Santander SA (SAN SM)	589,465	4,150,341
	Bankinter SA	579,148	6,746,458
#	CaixaBank SA	621,280	4,761,618
Ω	Cellnex Telecom SA	4,358	176,365
#	CIE Automotive SA	26,019	687,831
	Construcciones y Auxiliar de Ferrocarriles SA	15,777	771,147
#	Corp. ACCIONA Energias Renovables SA	6,003	112,215
	Ebro Foods SA	15,220	297,289
#	EDP Renovaveis SA	26,074	244,177
*	eDreams ODIGEO SA	21,506	179,890
	Elecnor SA	21,392	458,612
	Enagas SA	1,958	30,529
	Ence Energia y Celulosa SA	74,969	241,762
	Endesa SA	103,428	3,106,209
	Ercros SA	80,582	272,745
	Faes Farma SA	178,154	865,048
	Fluidra SA	5,471	126,662
Ω	Gestamp Automocion SA	95,500	285,273
#Ω	Global Dominion Access SA	69,537	229,660
*	Grifols SA	28,653	271,304
	Grupo Catalana Occidente SA	21,163	1,178,625
	Grupo Empresarial San Jose SA	8,089	53,084
	Iberdrola SA	37,762	680,691
	Iberpapel Gestion SA (IBG SM)	7,699	177,730
	Indra Sistemas SA	80,889	2,579,042
#	Industria de Diseno Textil SA	104,163	5,601,363
#	Laboratorio Reig Jofre SA	5,821	19,228
	Laboratorios Farmaceuticos Rovi SA	2,623	153,773
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	19,991	29,039
	Logista Integral SA	33,132	1,132,727

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Mapfre SA	384,648	$1,369,347
	Melia Hotels International SA	71,366	518,062
	Miquel y Costas & Miquel SA	12,334	188,531
#	Naturgy Energy Group SA	16,924	504,201
Ω	Neinor Homes SA	21,949	382,077
#*	Obrascon Huarte Lain SA	303,962	106,766
Ω	Prosegur Cash SA	184,092	160,176
	Realia Business SA	10,923	11,152
	Repsol SA (REP SM)	392,409	4,796,677
	Sacyr SA	396,624	1,454,870
*	Solaria Energia y Medio Ambiente SA	8,776	66,149
*Ω	Talgo SA	18,338	66,468
*	Tecnicas Reunidas SA	40,468	679,180
#	Telefonica SA (TEF SM)	1,766,333	9,074,083
	Telefonica SA (TEF US), Sponsored ADR	22,622	115,598
#	Tubacex SA	103,423	426,519
*	Tubos Reunidos SA	36,929	24,169
#Ω	Unicaja Banco SA	915,509	1,745,007
	Vidrala SA	11,819	1,288,246
	Viscofan SA	22,128	1,596,346

TOTAL SPAIN			100,086,091

SWEDEN — (2.6%)
	AAK AB	10,704	279,929
Ω	AcadeMedia AB	130,049	1,070,132
#	AddLife AB, Class B	4,638	88,016
#	Addnode Group AB	35,044	301,700
	AddTech AB, Class B	24,659	829,589
	AFRY AB	70,644	1,223,867
	Alfa Laval AB	13,370	554,532
Ω	Alimak Group AB	3,407	43,121
#	Alleima AB	102,120	802,899
	Alligo AB, Class B	23,010	262,730
Ω	Ambea AB	144,064	1,740,371
	AQ Group AB	36,184	582,255
	Arise AB	19,767	70,578
	Arjo AB, Class B	115,879	388,201
	Assa Abloy AB, Class B	17,058	517,778
	Atlas Copco AB (ATCOA SS), Class A	60,953	943,473

		Shares	Value»
SWEDEN — (Continued)
	Atlas Copco AB (ATCOB SS), Class B	39,847	$553,304
Ω	Attendo AB	217,152	1,478,245
#	Avanza Bank Holding AB	19,515	648,487
#	Axfood AB	25,059	700,558
	Beijer Alma AB	23,618	491,298
	Beijer Ref AB	1,784	27,212
	Bergman & Beving AB	26,014	789,789
	Betsson AB, Class B	111,000	1,941,286
*	BHG Group AB	121,452	290,217
	Bilia AB, Class A	73,360	918,128
	Billerud Aktiebolag	97,388	1,027,641
	Biotage AB	9,827	143,053
#	Bjorn Borg AB	12,770	75,326
*	Boliden AB	34,676	1,062,474
*	Bonava AB, Class B	103,934	138,402
Ω	Bravida Holding AB	63,022	600,525
	Bufab AB	6,223	257,215
	Bulten AB	8,231	50,269
	Bure Equity AB	46,583	1,569,514
	Byggmax Group AB	70,656	348,940
	Catella AB	23,125	70,784
	Cellavision AB	1,475	30,750
*	Cint Group AB	198,490	149,752
	Clas Ohlson AB, Class B	53,721	1,521,812
	Cloetta AB, Class B	172,079	500,612
#Ω	Coor Service Management Holding AB	50,923	205,108
	CTT Systems AB	383	8,086
	Dios Fastigheter AB	6,083	42,242
Ω	Dometic Group AB	48,236	173,903
*	Dynavox Group AB	36,809	333,287
	Eastnine AB	50,738	235,714
	Elanders AB, Class B	10,245	57,035
	Electrolux Professional AB, Class B	24,801	143,699
	Elekta AB, Class B	90,202	459,320
*	Enea AB	11,630	79,563
	Engcon AB	5,725	54,850
	Eolus Vind AB, Class B	4,351	20,972
	Ependion AB	18,185	217,440
#	Epiroc AB (EPIA SS), Class A	18,178	393,276
	Epiroc AB (EPIB SS), Class B	10,758	210,981
	Essity AB (ESSITYA SS), Class A	1,404	40,346

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Essity AB (ESSITYB SS), Class B	23,376	$676,011
#Ω	Evolution AB	8,463	586,271
	Ework Group AB	3,688	55,640
#	Fagerhult Group AB	17,242	74,518
*	Fastighetsbolaget Emilshus AB, Class B	817	3,866
*	Ferronordic AB	1,525	7,395
	Fortnox AB	77,653	703,142
	G5 Entertainment AB	5,074	68,435
#	Getinge AB, Class B	20,594	398,020
	Granges AB	85,123	1,063,240
*Ω	Green Landscaping Group AB	10,414	64,700
#	H & M Hennes & Mauritz AB, Class B	93,533	1,355,347
	Hanza AB	20,067	148,656
	Hemnet Group AB	34,580	1,186,983
	Hexagon AB, Class B	11,070	107,739
#*	Hexatronic Group AB	80,881	214,024
	Hexpol AB	49,640	431,643
#*	HMS Networks AB	5,349	239,764
*Ω	Hoist Finance AB	40,302	361,804
	Holmen AB (HOLMB SS), Class B	11,216	443,469
*	Humana AB	36,020	152,304
	Husqvarna AB (HUSQA SS), Class A	5,896	27,412
#	Husqvarna AB (HUSQB SS), Class B	57,812	268,898
	Indutrade AB	10,461	283,008
#	Instalco AB	107,571	298,243
	INVISIO AB	1,764	70,896
	Inwido AB	64,392	1,364,640
	ITAB Shop Concept AB	14,564	38,310
	JM AB	38,104	607,900
	Kabe Group AB, Class B	3,063	78,953
#*	Karnov Group AB	43,128	404,804
#*	K-fast Holding AB	53,543	69,469
#	KNOW IT AB	15,428	230,520
	Lagercrantz Group AB, Class B	52,614	1,198,852
	Lifco AB, Class B	7,820	302,749
#	Lime Technologies AB	5,673	229,000
	Lindab International AB	30,973	651,197
	Loomis AB	49,045	2,041,323

		Shares	Value»
SWEDEN — (Continued)
#*	Medcap AB	4,609	$207,911
	Medicover AB, Class B	12,360	308,434
	MEKO AB	40,364	529,991
*	Midsona AB, Class B	14,941	14,035
*	Modern Times Group MTG AB, Class B	48,652	582,908
	Momentum Group AB	21,198	350,017
Ω	Munters Group AB	39,397	504,215
	Mycronic AB	14,687	586,466
#	NCAB Group AB	9,640	42,482
	NCC AB, Class B	86,929	1,618,396
	Nederman Holding AB	8,246	143,885
*	Net Insight AB, Class B	87,004	26,342
	New Wave Group AB, Class B	60,213	736,817
#	Nibe Industrier AB, Class B	9,620	41,023
	Nilorngruppen AB, Class B	7,451	45,713
#*	Nobia AB	39,621	13,674
	Nolato AB, Class B	72,214	405,734
	Nordnet AB publ	31,491	833,636
*	Norion Bank AB	34,174	139,117
*	Norva24 Group AB	7,073	26,495
	Note AB	11,574	192,551
	OEM International AB, Class B	10,320	147,704
#*	Orron Energy AB	7,830	3,907
	Pandox AB	20,998	351,586
	Peab AB, Class B	140,435	1,168,149
	Prevas AB, Class B	3,363	33,980
*	Pricer AB, Class B	72,630	44,142
	Proact IT Group AB	27,555	329,628
	Ratos AB, Class B	263,379	898,858
	RaySearch Laboratories AB	25,344	686,245
	Rejlers AB	9,352	173,582
*	Rottneros AB	66,194	41,159
	Rvrc Holding AB	35,929	186,432
	Saab AB, Class B	1,715	79,858
#	Sandvik AB	58,321	1,204,004
	Scandi Standard AB	50,561	460,681
Ω	Scandic Hotels Group AB	139,436	1,085,264
*	Sdiptech AB, Class B	22,239	498,053
	Sectra AB, Class B	29,396	901,890
	Securitas AB, Class B.	86,558	1,371,663
*	Sedana Medical AB	27,416	28,927
*	Sensys Gatso Group AB	13,439	59,191
*Ω	Sinch AB	386,738	899,077

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Sivers Semiconductors AB	88,488	$33,028
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	163,787	2,598,918
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	2,134	36,112
	Skanska AB, Class B	32,847	763,254
	SKF AB (SKFA SS), Class A	6,538	129,732
	SKF AB (SKFB SS), Class B	75,257	1,475,141
	SkiStar AB	28,609	495,483
#	Softronic AB, Class B	12,877	28,252
	Solid Forsakring AB	14,851	118,604
	SSAB AB (SSABA SS), Class A	91,373	577,371
	SSAB AB (SSABAH FH), Class A	19,797	123,779
#	SSAB AB (SSABB SS), Class B	189,962	1,180,783
	SSAB AB (SSABBH FH), Class B	112,074	696,808
*	Stillfront Group AB	14,069	7,213
	Storskogen Group AB, Class B	556,612	733,351
	Svedbergs Group AB	10,194	53,231
	Svenska Cellulosa AB SCA (SCAA SS), Class A	4,829	62,167
	Svenska Cellulosa AB SCA (SCAB SS), Class B	77,203	998,277
	Svenska Handelsbanken AB (SHBA SS), Class A	49,338	645,825
	Sweco AB, Class B	41,777	734,948
	Swedbank AB, Class A	70,453	1,758,778
*	Swedish Orphan Biovitrum AB	2,644	80,416
	Synsam AB	76,643	389,969
	Systemair AB	52,762	451,832
	Tele2 AB, Class B	246,030	3,629,936
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	6,776	56,751

		Shares	Value»
SWEDEN — (Continued)
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	647,254	$5,467,600
	Telia Co. AB	775,558	2,913,360
*	TF Bank AB	5,055	185,985
Ω	Thule Group AB	4,392	100,111
	Trelleborg AB, Class B	5,210	179,649
	Troax Group AB	15,129	209,671
	VBG Group AB, Class B	15,984	447,446
	Vitec Software Group AB, Class B	2,567	117,289
	Vitrolife AB	4,250	69,174
	Volati AB	11,121	136,983
	Volvo AB (VOLVA SS), Class A	39,312	1,072,292
	Volvo AB (VOLVB SS), Class B	276,710	7,521,952
#*	Volvo Car AB, Class B	283,883	484,227

TOTAL SWEDEN			99,039,251

SWITZERLAND — (7.4%)
	ABB Ltd.	82,312	4,346,958
	Accelleron Industries AG (ACLN SW)	43,933	2,358,536
#	Adecco Group AG	72,740	1,893,146
#	Alcon AG	92,803	9,043,564
	Allreal Holding AG	11,150	2,456,791
	ALSO Holding AG	5,811	1,774,711
	APG SGA SA	844	227,715
#	Arbonia AG	33,321	252,862
*	Aryzta AG	978,556	2,454,376
	Ascom Holding AG	13,273	52,057
#	Autoneum Holding AG	4,301	644,595
	Avolta AG	47,659	2,171,714
	Baloise Holding AG	27,155	6,041,240
	Banque Cantonale de Geneve	1,851	554,636
#	Banque Cantonale Vaudoise	12,534	1,542,655
	Barry Callebaut AG	146	130,891
	Belimo Holding AG	555	471,562
	Bell Food Group AG	1,891	608,407
	Bellevue Group AG	8,269	86,045
	Berner Kantonalbank AG	4,969	1,528,257
#	Bossard Holding AG, Class A	6,265	1,366,207
#	Bucher Industries AG	7,246	3,129,722

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Burckhardt Compression Holding AG	2,497	$1,697,687
	Burkhalter Holding AG	2,829	420,848
	Bystronic AG	849	259,183
#	Calida Holding AG	319	6,142
	Carlo Gavazzi Holding AG	425	100,160
	Cembra Money Bank AG	27,467	3,315,507
	Chocoladefabriken Lindt & Spruengli AG	6	849,855
*	Cicor Technologies Ltd	2,328	313,930
	Cie Financiere Richemont SA, Class A	23,249	4,108,219
	Cie Financiere Tradition SA	1,519	401,694
#	Clariant AG	47,660	533,460
	Coca-Cola HBC AG	37,278	1,941,204
#	Coltene Holding AG	2,682	203,456
	CPH Group AG	566	45,420
	Daetwyler Holding AG.	2,074	299,466
	DKSH Holding AG	25,623	1,887,631
	dormakaba Holding AG	2,167	1,827,988
	DSM-Firmenich AG	6,231	676,893
	EDAG Engineering Group AG	7,558	56,370
	EFG International AG	90,269	1,365,619
	Emmi AG	1,461	1,437,136
	EMS-Chemie Holding AG	172	126,816
#*	Feintool International Holding AG	1,304	17,558
	Fenix Outdoor International AG	1,939	122,278
	Flughafen Zurich AG	15,555	3,919,590
	Forbo Holding AG	698	669,698
Ω	Galenica AG	42,842	4,487,384
	Geberit AG	8,236	5,705,244
#	Georg Fischer AG	58,377	4,220,932
#	Glarner Kantonalbank	2,221	59,291
*	Gurit Holding AG, Class BR	637	10,028
	Helvetia Holding AG	25,170	5,552,440
	Holcim AG (HOLN FP)	28,089	3,117,408
	Holcim AG (HOLN SW)	86,588	9,676,026
	Huber & Suhner AG	16,328	1,436,750

		Shares	Value»
SWITZERLAND — (Continued)
	Hypothekarbank Lenzburg AG	6	$29,209
	Implenia AG	11,625	657,480
	Inficon Holding AG	4,890	518,867
	Interroll Holding AG	430	943,689
	Intershop Holding AG	696	114,197
	Investis Holding SA	2,127	313,247
	Julius Baer Group Ltd	66,248	4,296,053
	Jungfraubahn Holding AG	3,807	915,662
	Kardex Holding AG	4,164	1,049,008
#*	Komax Holding AG	2,369	294,730
*	Kudelski SA	20,990	30,616
	Kuehne & Nagel International AG	11,432	2,632,755
	Landis & Gyr Group AG	23,146	1,488,683
	LEM Holding SA	255	212,792
	Logitech International SA (LOGN SW)	4,072	309,432
	Lonza Group AG	1,341	963,521
	Luzerner Kantonalbank AG	13,887	1,173,964
Ω	Medacta Group SA	1,480	240,261
Ω	Medmix AG	7,478	93,566
#	Meier Tobler Group AG	4,847	203,820
	Metall Zug AG, Class B	171	213,139
#	Mikron Holding AG	6,796	131,953
#	Mobilezone Holding AG	27,329	375,679
	Mobimo Holding AG	8,741	3,376,137
*	Molecular Partners AG	4,682	18,635
*Ω	Montana Aerospace AG	4,007	80,022
	Naturenergie Holding AG	5,362	210,411
	Nestle SA	162,887	17,337,266
	Novartis AG (NOVN SW)	23,271	2,654,225
	Novartis AG (NVS US), Sponsored ADR	225,915	25,638,987
	OC Oerlikon Corp. AG Pfaffikon	82,617	350,473
	Orell Fuessli AG	184	21,840
	Partners Group Holding AG	2,592	3,396,223
	Phoenix Mecano AG	604	311,060
	Plazza AG, Class A	543	235,325

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*Ω	PolyPeptide Group AG	13,862	$321,194
#	Rieter Holding AG	1,682	143,292
	Roche Holding AG (RO SW)	2,541	883,955
	Roche Holding AG (ROG SW)	52,136	17,047,761
	Romande Energie Holding SA	649	33,722
	Sandoz Group AG (SDZ SW)	65,204	2,828,211
	Sandoz Group AG (SDZNY US), ADR	22,234	964,494
*	Santhera Pharmaceuticals Holding AG	1,273	22,428
	Schindler Holding AG	1,913	678,243
	Schweiter Technologies AG	446	205,299
#	Schweizerische Nationalbank	5	19,917
*Ω	Sensirion Holding AG	188	14,568
	SFS Group AG	15,315	2,070,215
	SGS SA	26,547	2,592,611
	Siegfried Holding AG	29,730	3,539,551
#	SIG Group AG	174,482	3,365,749
	Sika AG	1,591	397,603
	Softwareone Holding AG	2,343	16,219
	Sonova Holding AG	231	71,013
#	St. Galler Kantonalbank AG	2,464	1,484,339
#	Stadler Rail AG	33,438	881,994
	Sulzer AG	19,275	3,262,490
#	Swatch Group AG (UHR SW)	1,329	230,638
#	Swatch Group AG (UHRN SW)	13,872	482,122
	Swiss Life Holding AG	7,783	7,771,013
	Swiss Prime Site AG	49,392	6,964,569
	Swiss Re AG	60,123	10,792,332
	Swisscom AG	10,284	6,858,226
	Swissquote Group Holding SA	10,916	5,634,805
	Thurgauer Kantonalbank	163	28,639
*	Trifork Group AG	2,102	29,849
	TX Group AG	2,435	547,797
	u-blox Holding AG	4,935	500,199
	UBS Group AG (UBS US)	94,324	2,851,424
	UBS Group AG (UBSG SW)	194,963	5,918,173

		Shares	Value»
SWITZERLAND — (Continued)
	Valiant Holding AG	12,691	$1,869,104
#	Varia U.S. Properties AG	184	4,574
Ω	VAT Group AG	852	307,564
	Vaudoise Assurances Holding SA	586	427,539
	Vetropack Holding AG.	7,423	256,396
	Vontobel Holding AG	27,971	2,021,284
	VZ Holding AG	8,536	1,761,373
	V-ZUG Holding AG	1,464	123,282
	Walliser Kantonalbank	1,792	269,086
#	Warteck Invest AG	30	70,098
	Ypsomed Holding AG	126	53,685
	Zehnder Group AG	8,978	597,640
	Zug Estates Holding AG, Class B	260	668,246
	Zuger Kantonalbank	94	967,200
	Zurich Insurance Group AG	8,171	5,795,450

TOTAL SWITZERLAND			279,486,060

UNITED KINGDOM — (10.3%)
	3i Group PLC	32,200	1,825,451
	4imprint Group PLC	13,580	622,015
	Aberdeen Group PLC	708,486	1,399,265
*	Accesso Technology Group PLC	8,593	54,583
	Admiral Group PLC	36,363	1,581,517
	Advanced Medical Solutions Group PLC	59,728	153,894
	AG Barr PLC	27,916	258,314
Ω	Airtel Africa PLC	454,430	1,039,961
	AJ Bell PLC	138,023	785,522
Ω	Alfa Financial Software Holdings PLC	62,803	186,720
	Allfunds Group PLC	184,663	1,042,501
#*	Alliance Pharma PLC	104,031	89,693
	Anglo American PLC	90,104	2,459,693
	Anglo-Eastern Plantations PLC	16,732	170,041
	Anglogold Ashanti PLC (AU US)	102,657	4,328,019
	Antofagasta PLC	16,978	372,591
*	AO World PLC	151,274	198,564
	Ashmore Group PLC	10,809	20,888
	Ashtead Group PLC	133,508	7,147,005
	Ashtead Technology Holdings PLC	4,539	30,269
*	ASOS PLC	2,062	7,919
	Associated British Foods PLC	34,468	950,116

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	AstraZeneca PLC (AZN US), Sponsored ADR	68,948	$4,949,777
	Atalaya Mining Copper SA	2,664	12,991
*	Auction Technology Group PLC	5,733	44,645
Ω	Auto Trader Group PLC	223,252	2,508,204
	Aviva PLC	51,010	382,187
	Avon Technologies PLC	2,059	37,427
	Babcock International Group PLC	295,445	3,182,765
	BAE Systems PLC	91,186	2,113,932
Ω	Bakkavor Group PLC	154,207	354,261
	Balfour Beatty PLC	168,944	1,033,325
	Barclays PLC (BARC LN)	674,450	2,686,767
	Barclays PLC (BCS US), Sponsored ADR	373,929	6,005,300
	Barratt Redrow PLC	651,663	4,062,590
	Beazley PLC	168,553	1,997,129
	Bellway PLC	51,846	1,861,361
	Berkeley Group Holdings PLC	22,346	1,245,648
	Bloomsbury Publishing PLC	50,401	401,043
	Bodycote PLC	148,548	944,740
	BP PLC (BP LN)	1,487,940	6,870,401
	BP PLC (BP US), Sponsored ADR	4,950	135,927
	Braemar PLC	12,401	37,415
	Breedon Group PLC	38,245	220,030
Ω	Bridgepoint Group PLC	42,729	153,176
	British American Tobacco PLC (BATS LN)	144,281	6,284,642
#	British American Tobacco PLC (BTI US), Sponsored ADR	1,755	76,430
#	Brooks Macdonald Group PLC	3,245	63,361
	BT Group PLC	3,828,974	8,886,879
	Bunzl PLC	15,944	501,032
	Burberry Group PLC	150,677	1,467,410
	Burford Capital Ltd.	15,427	211,134
	Bytes Technology Group PLC (BYIT LN)	150,850	1,025,802
	Capital Ltd.	117,538	105,680

		Shares	Value»
UNITED KINGDOM — (Continued)
	Card Factory PLC	371,308	$470,588
*	Carnival PLC (CCL LN)	314	5,271
	Carr’s Group PLC	10,633	18,098
	Castings PLC	10,259	35,057
	Central Asia Metals PLC	169,271	347,327
	Centrica PLC	3,022,229	6,470,688
	Chemring Group PLC	44,535	237,877
	Chesnara PLC	95,475	327,734
	Clarkson PLC	13,279	583,658
*	Close Brothers Group PLC	132,896	577,925
Ω	CMC Markets PLC	101,905	330,837
	Coats Group PLC	1,046,043	1,013,015
	Coca-Cola Europacific Partners PLC	21,542	1,940,788
	Compass Group PLC	65,028	2,192,407
	Computacenter PLC	25,723	831,966
Ω	ConvaTec Group PLC	41,872	145,575
	Costain Group PLC	143,088	209,582
	Cranswick PLC	8,131	562,753
	Crest Nicholson Holdings PLC	340,903	821,082
	Croda International PLC	3,011	118,836
*	Currys PLC	907,534	1,345,000
	CVS Group PLC	16,139	231,945
*	De La Rue PLC	9,815	16,932
*	DFS Furniture PLC	220,782	430,129
	Diageo PLC (DEO US), Sponsored ADR	47,927	5,368,783
	Diploma PLC	2,859	151,703
	Direct Line Insurance Group PLC	535,417	2,022,271
	DiscoverIE Group PLC	49,130	372,343
#	Diversified Energy Co. PLC (DEC LN)	29,190	367,701
	Dowlais Group PLC	414,070	321,246
	Drax Group PLC	352,801	2,910,239
	Dunelm Group PLC	58,420	857,909
	easyJet PLC	83,048	550,612
	Ecora Resources PLC	62,855	45,813
	Elementis PLC	223,558	375,762
#	Endeavour Mining PLC	122,990	3,332,139
	Energean PLC	80,493	953,573
*	EnQuest PLC	2,449,385	445,195
	Entain PLC	96,783	827,389
	Epwin Group PLC	15,000	18,503
	Essentra PLC	113,779	136,762
	Eurocell PLC	26,301	53,345

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*††	Evraz PLC	67,028	$0
	Experian PLC	82,899	4,124,312
	FDM Group Holdings PLC	8,343	24,965
	Firstgroup PLC	858,875	1,981,083
	Foresight Group Holdings Ltd.	17,500	86,880
Ω	Forterra PLC	15,878	39,584
	Foxtons Group PLC	162,472	128,374
*	Frasers Group PLC	57,024	504,208
*	Frontier Developments PLC	8,719	23,339
	Fuller Smith & Turner PLC, Class A	27,208	204,285
*Ω	Funding Circle Holdings PLC	22,235	33,790
	Future PLC	49,061	466,575
	Galliford Try Holdings PLC	106,890	556,050
	Games Workshop Group PLC	14,940	3,076,779
*	Gaming Realms PLC	141,719	75,086
	Gamma Communications PLC	2,192	39,131
	GB Group PLC	94,721	310,426
#*	Genel Energy PLC	176,534	129,703
	Genuit Group PLC	130,697	665,548
*	Georgia Capital PLC	21,476	465,290
	Glencore PLC	764,042	2,505,092
#	Gooch & Housego PLC	12,228	61,430
	Goodwin PLC	286	25,881
	Grainger PLC	345,912	992,403
	Greggs PLC	68,837	1,713,696
*	Griffin Mining Ltd.	37,665	95,977
	GSK PLC (GSK LN)	71,764	1,419,693
#	GSK PLC (GSK US), Sponsored ADR	201,719	8,038,502
	Gulf Keystone Petroleum Ltd.	221,870	454,681
*	Gulf Marine Services PLC	411,137	93,774
*Ω	Gym Group PLC	191,562	369,303
	H&T Group PLC	19,362	105,508
	Haleon PLC (HLN LN)	16,968	85,381
	Halfords Group PLC	180,004	372,604
	Harbour Energy PLC	325,430	665,091
	Hargreaves Services PLC	18,198	148,769
	Harworth Group PLC	91,262	213,792
	Hays PLC	140,591	134,307
	Headlam Group PLC	54,833	57,521

		Shares	Value»
UNITED KINGDOM — (Continued)
	Helical PLC	109,132	$314,378
	Henry Boot PLC	62,720	182,262
	Hikma Pharmaceuticals PLC	8,723	231,156
	Hill & Smith PLC	27,752	667,165
	Hilton Food Group PLC	57,980	689,710
	Hiscox Ltd.	171,383	2,522,362
*	Hochschild Mining PLC	452,943	1,705,645
	Hollywood Bowl Group PLC	172,130	672,211
*Ω	Hostelworld Group PLC	38,772	55,522
	Howden Joinery Group PLC	263,686	2,711,614
	HSBC Holdings PLC (HSBA LN)	259,243	2,889,880
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	111,006	6,225,217
	Hunting PLC	130,129	448,994
Ω	Ibstock PLC	18,912	45,427
	IG Group Holdings PLC	227,840	3,247,397
	IMI PLC	116,217	2,758,159
	Impax Asset Management Group PLC	14,580	29,730
	Imperial Brands PLC	238,012	9,766,359
	Inchcape PLC	294,056	2,634,913
	Informa PLC	24,371	238,079
	IntegraFin Holdings PLC	78,153	319,174
	Intermediate Capital Group PLC	23,269	585,305
	International Distribution Services PLC	651,768	3,185,169
#	International Paper Co.	150,849	6,862,246
	International Personal Finance PLC	218,647	407,497
	International Workplace Group PLC	273,964	678,331
	Intertek Group PLC	27,712	1,701,930
	Investec PLC	74,513	467,878
	iomart Group PLC	64,639	21,701
*	IP Group PLC	505,006	286,216
#*	IQE PLC	169,023	20,479
	ITV PLC	207,990	224,170

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	J D Wetherspoon PLC	87,142	$762,025
	J Sainsbury PLC	367,069	1,304,605
*	James Fisher & Sons PLC	25,641	103,596
	James Halstead PLC	15,419	31,592
	JD Sports Fashion PLC	729,138	767,641
	JET2 PLC	32,832	694,774
#*	John Wood Group PLC	475,730	117,070
	Johnson Matthey PLC	20,272	349,033
	Johnson Service Group PLC	366,429	686,196
	Jupiter Fund Management PLC	30,645	29,622
	Just Group PLC	767,492	1,447,625
	Kainos Group PLC	13,116	127,678
	Keller Group PLC	102,134	1,944,857
	Kier Group PLC	305,232	593,438
	Kingfisher PLC	457,234	1,757,377
	Kitwave Group PLC	28,969	115,224
	Knights Group Holdings PLC	24,312	43,796
	Lancashire Holdings Ltd.	158,278	1,191,374
	Legal & General Group PLC	686,237	2,161,016
	Lion Finance Group PLC	39,753	3,188,703
	Lloyds Banking Group PLC (LLOY LN)	8,411,858	8,264,463
	Lloyds Banking Group PLC (LYG US), ADR	43,332	171,161
	London Investment Group PLC	6,467	30,835
	London Stock Exchange Group PLC	3,945	614,310
	LSL Property Services PLC	25,221	94,032
Ω	Luceco PLC	13,306	24,604
	M&C Saatchi PLC	16,863	35,538
	M&G PLC	185,587	514,983
	Macfarlane Group PLC	112,976	156,312
	Man Group PLC	639,449	1,395,699
	Marks & Spencer Group PLC	1,182,464	6,144,727
	Marshalls PLC	65,374	245,186
*	Marston’s PLC	722,235	347,554
*	McBride PLC	127,107	244,339

		Shares	Value»
UNITED KINGDOM — (Continued)
	Me Group International PLC	200,583	$541,930
	Mears Group PLC	152,156	787,634
	Melrose Industries PLC	29,821	173,359
*	Metro Bank Holdings PLC	101,058	135,655
	Midwich Group PLC	2,307	6,082
*	Mitchells & Butlers PLC	291,273	966,639
	Mitie Group PLC	727,166	1,402,242
	MJ Gleeson PLC	37,226	251,864
*	Mobico Group PLC	619,842	257,383
	Mondi PLC	15,503	235,315
	MONY Group PLC	322,265	872,201
	Morgan Advanced Materials PLC	228,176	599,098
	Morgan Sindall Group PLC	24,284	1,147,888
	MP Evans Group PLC	6,851	92,470
	NatWest Group PLC (NWG LN)	1,485,378	9,554,379
#	NatWest Group PLC (NWG US), Sponsored ADR	4,319	55,801
	NCC Group PLC	57,681	112,858
	Next 15 Group PLC	21,955	76,146
	Next PLC	23,716	3,912,583
	Ninety One PLC	211,047	417,744
	Norcros PLC	69,950	226,684
*	Ocado Group PLC	23,076	87,183
Ω	On the Beach Group PLC	21,849	77,214
	OSB Group PLC	156,755	996,374
	Oxford Instruments PLC	19,262	423,790
	Pagegroup PLC	206,747	745,666
	Pan African Resources PLC	2,059,019	1,221,401
#*	Pantheon Resources PLC	319,673	149,940
	Paragon Banking Group PLC	215,007	2,428,950
	PayPoint PLC	47,802	431,577
#	Pearson PLC (PSO US), Sponsored ADR	6,300	102,375
	Pearson PLC (PSON LN)	8,619	138,173
	Pennon Group PLC	10,683	71,516
	Persimmon PLC	30,384	525,825
	Pets at Home Group PLC	342,483	1,084,681

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Pharos Energy PLC	192,876	$48,990
	Phoenix Group Holdings PLC	41,823	334,598
*	Pinewood Technologies Group PLC	50,578	244,150
*	Playtech PLC	21,033	213,450
	Polar Capital Holdings PLC	66,822	350,533
	Porvair PLC	5,705	56,436
	PPHE Hotel Group Ltd.	7,220	120,214
	Premier Foods PLC	561,362	1,488,291
	Prudential PLC (PRU LN)	17,135	182,193
	QinetiQ Group PLC	86,454	455,058
Ω	Quilter PLC	245,353	441,474
	Rank Group PLC	58,841	67,118
	Rathbones Group PLC	743	15,643
*††	Raven Property Group Ltd.	76,713	0
	Reach PLC	389,182	394,508
	Reckitt Benckiser Group PLC	194,710	12,567,856
	Record PLC	85,439	60,550
	RELX PLC (RELX US), Sponsored ADR	71,103	3,884,357
	RELX PLC (REN NA)	1,141	62,115
	Renew Holdings PLC	50,132	507,444
	Renewi PLC	85,801	984,788
	Renold PLC	112,786	71,655
	Rentokil Initial PLC	90,463	414,437
#	Ricardo PLC	36,428	119,573
	Rightmove PLC	345,183	3,409,081
	Rio Tinto PLC (RIO LN)	7,021	418,377
#	Rio Tinto PLC (RIO US), Sponsored ADR	88,380	5,249,772
	Robert Walters PLC	28,483	86,205
*	Rockhopper Exploration PLC	470,244	306,356
	Rotork PLC	65,437	266,444
	RS Group PLC	17,075	117,732
	RWS Holdings PLC	42,267	37,768
	S&U PLC	1,358	25,961
*	Saga PLC	107,120	187,120
	Sage Group PLC	98,770	1,637,472
*	Savannah Energy PLC	548,390	52,986
	Savills PLC	63,846	791,752
	Schroders PLC	15,211	67,024

		Shares	Value»
UNITED KINGDOM — (Continued)
	Secure Trust Bank PLC	13,910	$109,951
	Senior PLC	112,837	208,383
	Serco Group PLC	812,170	1,863,903
	Serica Energy PLC	206,644	350,775
	Shell PLC (SHEL LN)	153,886	4,966,170
	Shell PLC (SHEL US), ADR	370,573	23,894,547
*	SIG PLC	49,166	10,201
*	Sigmaroc PLC	228,265	276,465
	Smith & Nephew PLC (SNN US), Sponsored ADR	15,300	428,706
	Smiths Group PLC	9,885	246,330
	Softcat PLC	59,464	1,328,104
	Spectris PLC	15,731	421,124
	Speedy Hire PLC	467,932	122,518
	Spirax Group PLC	2,073	163,386
Ω	Spire Healthcare Group PLC	283,006	731,749
*	Spirent Communications PLC	234,685	578,628
	SSE PLC	83,541	1,883,521
	SSP Group PLC	236,015	467,444
	St. James’s Place PLC	99,390	1,252,845
	Standard Chartered PLC	235,313	3,389,273
	SThree PLC	99,863	324,664
*††	Studio Retail Group PLC	41,980	0
	Tate & Lyle PLC	33,990	253,330
	Tatton Asset Management PLC	1,745	14,438
	Taylor Wimpey PLC	553,900	870,347
	TBC Bank Group PLC	39,463	2,495,818
	Telecom Plus PLC	43,906	1,110,098
	Tesco PLC	1,524,768	7,546,079
*	THG PLC	42,101	13,898
	Topps Tiles PLC	94,299	39,502
#	TORM PLC, Class A	59,520	991,967
	TP ICAP Group PLC	662,927	2,276,452
	Travis Perkins PLC	70,883	529,111
	Trifast PLC	55,451	49,457
	TT Electronics PLC	123,250	120,066
#	Ultimate Products PLC	14,356	12,264
#	Unilever PLC (UL US), Sponsored ADR	215,138	13,672,020
	Vertu Motors PLC	320,253	263,626
	Vesuvius PLC	229,186	1,046,829

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Victorian Plumbing Group PLC	23,017	$30,031
	Victrex PLC	1,019	11,311
*	Videndum PLC	13,608	14,562
*	Vistry Group PLC	118,775	1,001,385
	Vodafone Group PLC (VOD LN)	2,093,048	2,056,839
#	Volex PLC	38,790	131,982
	Volution Group PLC	64,022	484,828
	Vp PLC	2,603	20,488
*Ω	Watches of Switzerland Group PLC	41,973	199,699
	Weir Group PLC	10,343	311,774
	WH Smith PLC	62,818	760,167
	Whitbread PLC	25,852	897,867
	Wickes Group PLC	284,546	723,275
	WPP PLC (WPP LN)	78,757	610,568
#	WPP PLC (WPP US), Sponsored ADR	4,021	155,050
*	Xaar PLC	64,800	89,933
	XPS Pensions Group PLC	55,236	283,254
	Young & Co.’s Brewery PLC (YNGA LN), Class A	12,209	143,542
	Young & Co.’s Brewery PLC (YNGN LN)	2,478	19,398
	Zigup PLC	270,064	1,127,650
	Zotefoams PLC	5,031	16,577

TOTAL UNITED KINGDOM			391,414,654

UNITED STATES — (0.0%)
*	ADTRAN Holdings, Inc.	46,346	355,268
	Alcoa Corp., CDI	721	17,970
*	Coeur Mining, Inc.	107,593	597,142

TOTAL UNITED STATES			970,380

TOTAL COMMON STOCKS			3,581,219,315

PREFERRED STOCKS — (0.3%)

GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 8.479%	11,102	895,895
Ω	Dr. Ing hc F Porsche AG, 5.225%	18,646	937,365
	Draegerwerk AG & Co. KGaA, 3.010%	5,950	405,434

		Shares	Value»
GERMANY — (Continued)
	Einhell Germany AG, 1.478%	5,751	$429,324
	FUCHS SE, 2.506%	40,107	2,011,071
	Henkel AG & Co. KGaA, 2.969%	17,915	1,391,393
	Jungheinrich AG, 2.370%	31,156	1,132,296
	Porsche Automobil Holding SE, 7.072%	13,994	576,985
	Sixt SE, 6.712%	12,394	825,447
	STO SE & Co. KGaA, 3.994%	2,398	342,939
	Villeroy & Boch AG, 6.140%	6,471	126,836
	Volkswagen AG, 9.469%	30,393	3,307,073

TOTAL GERMANY			12,382,058

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	Black Cat Syndicate Ltd. Warrants 11/14/2025	2,760	1,114
*	Galan Lithium Ltd. Warrants 07/24/2025	852	0
*	Silver Mines Ltd. Rights 06/17/26	972	0

TOTAL AUSTRALIA			1,114

CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	1,092	0

HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 12/15/2027	46,181	804

ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	10,221	0

PORTUGAL — (0.0%)
#*	EDP Renovaveis SA Rights 05/07/2025	26,074	2,658

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
SPAIN — (0.0%)
* Obrascon Huarte Lain SA Rights 05/15/2025	303,962	$1,618

TOTAL RIGHTS/WARRANTS		6,194

TOTAL INVESTMENT SECURITIES (Cost $2,434,789,115)		3,593,607,567

		Shares	Value†

SECURITIES LENDING COLLATERAL — (5.2%)
@§	The DFA Short Term Investment Fund	16,967,519	$196,229,361

TOTAL INVESTMENTS — (100.0%) (Cost $2,631,036,733)			$3,789,836,928

As of April 30, 2025, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	93	06/20/25	$24,649,091	$25,979,550	$1,330,459

Total Futures Contracts			$24,649,091	$25,979,550	$1,330,459

As of April 30, 2025, the value of Rule 144A securities amounted to $72,095,592 or 2.0% of net assets.

Summary of the Portfolio’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$778,562	$222,549,323	$28,644	$223,356,529
Austria	—	23,746,369	—	23,746,369
Belgium	663,610	57,739,158	—	58,402,768
Canada	391,437,194	2,280,538	1,358	393,719,090
China	—	26,693	—	26,693
Denmark	—	88,633,828	—	88,633,828
Finland	—	63,694,256	—	63,694,256
France	72,752	262,452,970	—	262,525,722
Germany	7,621,115	307,506,424	—	315,127,539
Hong Kong	—	46,227,747	31,599	46,259,346
Ireland	674,673	25,580,591	—	26,255,264
Israel	2,149,218	32,964,100	—	35,113,318
Italy	—	93,039,141	—	93,039,141
Japan	10,488,617	837,516,161	—	848,004,778
Liechtenstein	—	1,417,079	—	1,417,079
Luxembourg	1,749,128	9,689,545	—	11,438,673
Monaco	—	61,825	—	61,825
Netherlands	16,288,794	119,117,029	—	135,405,823
New Zealand	10,848	10,668,641	—	10,679,489
Norway	—	25,811,845	35,652	25,847,497
Portugal	—	12,575,743	—	12,575,743

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	—	$34,892,109	—	$34,892,109
Spain	$115,598	99,970,493	—	100,086,091
Sweden	—	99,039,251	—	99,039,251
Switzerland	35,269,826	244,216,234	—	279,486,060
United Kingdom	86,126,869	305,287,785	—	391,414,654
United States	597,142	373,238	—	970,380
Preferred Stocks
Germany	—	12,382,058	—	12,382,058
Rights/Warrants
Australia	—	1,114	—	1,114
Hong Kong	—	804	—	804
Portugal	—	2,658	—	2,658
Spain	—	1,618	—	1,618
Securities Lending Collateral	—	196,229,361	—	196,229,361

Total Investments in Securities	$554,043,946	$3,235,695,729	$97,253<>	$3,789,836,928

Financial Instruments
Assets
Futures Contracts**	1,330,459	—	—	1,330,459

Total Financial Instruments	$1,330,459	—	—	$1,330,459

** Valued at the unrealized appreciation/(depreciation) on the investment.

<> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.2%)
AUSTRALIA — (5.7%)
	ALS Ltd.	125,583	$1,377,955
	Ampol Ltd.	36,110	548,302
	Aristocrat Leisure Ltd.	95,426	4,075,554
	Aurizon Holdings Ltd.	116,725	228,514
	BHP Group Ltd. (BHP AU)	172,250	4,105,346
#	BHP Group Ltd. (BHP LN), Class DI	166,810	3,967,040
#	BHP Group Ltd. (BHP US), Sponsored ADR	365,914	17,399,211
	Brambles Ltd.	480,230	6,311,018
	Cochlear Ltd.	3,417	598,421
	Coles Group Ltd.	374,620	5,087,267
	Computershare Ltd.	100,387	2,623,253
	Endeavour Group Ltd.	379,725	971,302
	Evolution Mining Ltd.	550,597	2,761,255
	Fortescue Ltd.	430,147	4,442,423
	Hafnia Ltd.	64,009	295,056
	JB Hi-Fi Ltd.	45,491	3,014,585
	Lottery Corp. Ltd.	404,732	1,348,780
	Medibank Pvt Ltd.	791,084	2,353,257
	Netwealth Group Ltd.	35,013	629,080
	Pro Medicus Ltd.	17,321	2,539,784
	Qantas Airways Ltd.	42,577	240,727
#	Ramsay Health Care Ltd.	3,770	80,266
	REA Group Ltd.	17,630	2,801,050
	Rio Tinto Ltd.	89,943	6,729,286
	SGH Ltd.	42,548	1,391,518
	Technology One Ltd.	75,294	1,453,338
	Telstra Group Ltd. (TLS AU)	1,018,886	2,940,603
	Wesfarmers Ltd.	209,238	10,482,039
	Woolworths Group Ltd.	243,657	4,917,640
#	Yancoal Australia Ltd.	135,682	432,644

TOTAL AUSTRALIA			96,146,514

AUSTRIA — (0.2%)
	Erste Group Bank AG	941	63,726
	OMV AG	35,452	1,832,996
	Verbund AG	11,094	852,585

TOTAL AUSTRIA			2,749,307

BELGIUM — (0.7%)
	Anheuser-Busch InBev SA (ABI BB)	66,320	4,371,082

		Shares	Value»
BELGIUM — (Continued)
	KBC Group NV	64,672	$5,963,325
#	Lotus Bakeries NV	15	144,226
	Syensqo SA	27,565	1,971,801

TOTAL BELGIUM			12,450,434

CANADA — (9.2%)
	Alimentation Couche-Tard, Inc.	156,194	8,152,996
	ARC Resources Ltd.	266,706	4,935,202
	BCE, Inc. (BCE US)	16,155	359,449
	Canadian National Railway Co. (CNI US)	28,125	2,723,063
	Canadian National Railway Co. (CNR CN)	66,354	6,426,028
	Canadian Natural Resources Ltd. (CNQ US)	351,301	10,078,826
	Canadian Tire Corp. Ltd., Class A	3,570	390,716
	CCL Industries, Inc., Class B	37,629	1,966,338
*	Celestica, Inc. (CLS US)	31,528	2,690,915
	Cenovus Energy, Inc. (CVE US)	357,999	4,213,648
	CGI, Inc. (GIB US)	4,171	442,376
	CGI, Inc. (GIBA CN)	49,794	5,279,912
	Colliers International Group, Inc. (CIGI US)	6,466	771,846
	Constellation Software, Inc.	4,186	15,085,966
	Dollarama, Inc.	65,991	8,142,368
	Element Fleet Management Corp.	99,661	2,182,479
	Empire Co. Ltd., Class A	68,713	2,551,941
	FirstService Corp. (FSV CN)	6,538	1,147,493
	FirstService Corp. (FSV US)	1,697	297,874
	George Weston Ltd.	24,034	4,682,673
	Gildan Activewear, Inc. (GIL US)	60,328	2,782,327
	iA Financial Corp., Inc.	12,421	1,206,601
	Imperial Oil Ltd. (IMO US)	33,886	2,283,239

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Intact Financial Corp.	200	$44,418
	Keyera Corp.	49,577	1,538,807
	Kinross Gold Corp. (KGC US)	397,858	5,872,384
	Loblaw Cos. Ltd.	24,582	3,990,608
	Lundin Mining Corp.	24,679	201,929
#	Magna International, Inc. (MG CN)	43,120	1,498,221
	Magna International, Inc. (MGA US)	53,530	1,860,703
	MEG Energy Corp.	63,900	896,436
	Metro, Inc.	45,013	3,468,868
#	National Bank of Canada	77,061	6,768,131
	Open Text Corp. (OTEX CN)	21,163	572,902
	Parkland Corp.	1,479	37,259
	Quebecor, Inc., Class B	34,134	936,419
	RB Global, Inc. (RBA US)	16,123	1,623,586
	Restaurant Brands International, Inc. (QSR CN)	19,350	1,246,816
#	Restaurant Brands International, Inc. (QSR US)	39,187	2,523,643
	Rogers Communications, Inc. (RCI US), Class B	19,233	501,789
#	Rogers Communications, Inc. (RCIB CN), Class B	130,937	3,413,518
#	South Bow Corp.	11,641	287,406
	Stantec, Inc. (STN CN)	1,995	175,102
	Stantec, Inc. (STN US)	15,440	1,355,632
	Suncor Energy, Inc. (SU US)	253,719	8,953,744
	TFI International, Inc. (TFII CN)	23,500	1,910,377
	TFI International, Inc. (TFII US)	2,000	162,660
#	Thomson Reuters Corp. (TRI US)	7,259	1,350,029
	Toromont Industries Ltd.	28,093	2,376,881
	Tourmaline Oil Corp.	101,517	4,484,539
	Waste Connections, Inc. (WCN US)	22,078	4,363,275

	Shares	Value»
CANADA — (Continued)
WSP Global, Inc.	24,613	$4,362,711

TOTAL CANADA		155,573,069

DENMARK — (1.8%)
# Coloplast AS, Class B	3,727	421,759
Novo Nordisk AS (NOVOB DC), Class B	364,085	24,343,273
Pandora AS	36,743	5,469,668

TOTAL DENMARK		30,234,700

FINLAND — (0.9%)
Elisa OYJ	24,829	1,324,578
Kesko OYJ (KESKOA FH), Class A	40,243	899,918
Kone OYJ, Class B	78,750	4,877,130
# Metso OYJ	152,746	1,659,693
Nordea Bank Abp (NDA FH)	148,383	2,054,948
Sampo OYJ, Class A	266,260	2,667,554
Wartsila OYJ Abp	90,790	1,677,466

TOTAL FINLAND		15,161,287

FRANCE — (7.9%)
Bouygues SA	36,959	1,624,544
Bureau Veritas SA	121,130	3,845,036
Eiffage SA	39,175	5,330,650
Hermes International SCA	6,104	16,787,098
LVMH Moet Hennessy Louis Vuitton SE	65,240	36,138,349
Orange SA (ORA FP)	879,667	12,762,246
Safran SA	65,453	17,418,330
Sodexo SA	12,295	780,447
Thales SA	16,027	4,489,521
TotalEnergies SE (TTE FP)	589,840	33,594,455

TOTAL FRANCE		132,770,676

GERMANY — (8.0%)
adidas AG	25,105	5,776,448
BASF SE	112,173	5,728,615
Bayer AG	221,721	5,810,683
Bayerische Motoren Werke AG	53,003	4,495,581
Brenntag SE	55,311	3,693,882
Continental AG	26,439	2,066,859
CTS Eventim AG & Co. KGaA	12,327	1,460,589
Daimler Truck Holding AG	143,697	5,773,239
Deutsche Boerse AG	38,503	12,401,580

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Deutsche Post AG	223,799	$9,562,483
	Deutsche Telekom AG (DTE GR)	636,665	22,867,437
	E.ON SE	17,875	312,626
	GEA Group AG	22,438	1,463,848
	Hella GmbH & Co. KGaA	945	94,986
	HOCHTIEF AG	2,891	546,963
	Infineon Technologies AG (IFX GR)	249,000	8,247,638
	Knorr-Bremse AG	21,432	2,125,556
	Mercedes-Benz Group AG	29,343	1,754,383
	MTU Aero Engines AG	4,206	1,455,720
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,984	4,096,703
	Nemetschek SE	19,407	2,578,894
	Rational AG	1,286	1,103,432
	Rheinmetall AG	17,613	29,995,859
	Volkswagen AG	4,158	464,180

TOTAL GERMANY			133,878,184

HONG KONG — (1.5%)
	AIA Group Ltd.	569,200	4,264,965
	Cathay Pacific Airways Ltd.	238,000	273,478
	HKT Trust & HKT Ltd.	2,020,000	2,874,418
	Hong Kong Exchanges & Clearing Ltd.	229,237	10,015,292
	SITC International Holdings Co. Ltd.	259,000	717,161
	Techtronic Industries Co. Ltd.	438,000	4,408,024
Ω	WH Group Ltd.	2,039,863	1,824,061

TOTAL HONG KONG			24,377,399

IRELAND — (0.5%)
	AIB Group PLC	149,539	1,005,061
*	James Hardie Industries PLC (JHX AU), CDI	150,492	3,532,377
	Kingspan Group PLC (KSP ID)	38,555	3,253,441
	Smurfit WestRock PLC	7,352	308,931

TOTAL IRELAND			8,099,810

ISRAEL — (0.6%)
	Bank Leumi Le-Israel BM	58,029	824,071

		Shares	Value»
ISRAEL — (Continued)
	Bezeq The Israeli Telecommunication Corp. Ltd.	544,901	$828,596
	Clal Insurance Enterprises Holdings Ltd.	3,109	85,305
	Delek Group Ltd.	3,056	487,538
	Electra Ltd.	331	175,095
*	Fattal Holdings 1998 Ltd.	2,058	268,766
	First International Bank of Israel Ltd.	7,956	436,978
	Hilan Ltd.	2,776	177,235
	Matrix IT Ltd.	6,755	165,342
	Menora Mivtachim Holdings Ltd.	7,524	398,523
	Mizrahi Tefahot Bank Ltd.	32,684	1,655,036
	Next Vision Stabilized Systems Ltd.	10,203	268,767
	Paz Retail & Energy Ltd.	1,708	241,162
	Phoenix Financial Ltd.	47,121	927,956
	Shufersal Ltd.	37,120	347,550
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	23,641	366,593
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	116,283	1,803,549

TOTAL ISRAEL			9,458,062

ITALY — (1.7%)
	Banca Mediolanum SpA	58,170	869,633
	Enel SpA	1,636,772	14,189,132
	Eni SpA (ENI IM)	309,584	4,433,719
	FinecoBank Banca Fineco SpA	141,842	2,838,390
	Moncler SpA	39,460	2,435,506
	PRADA SpA	215,800	1,347,423
	Recordati Industria Chimica e Farmaceutica SpA	23,393	1,380,382
	UniCredit SpA	30,257	1,760,378

TOTAL ITALY			29,254,563

JAPAN — (20.8%)
	Advantest Corp.	132,000	5,522,344
	Aeon Co. Ltd.	174,800	5,169,041
	Air Water, Inc.	74,984	1,022,512
	Ajinomoto Co., Inc.	164,800	3,370,831

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Asahi Intecc Co. Ltd.	15,800	$242,922
	Asics Corp.	131,000	2,815,720
	Astellas Pharma, Inc.	138,000	1,381,952
	Bandai Namco Holdings, Inc.	77,100	2,679,419
	BayCurrent, Inc.	49,200	2,651,072
	BIPROGY, Inc.	34,900	1,139,770
	Bridgestone Corp.	86,900	3,633,737
	Capcom Co. Ltd.	137,800	3,989,380
	Chugai Pharmaceutical Co. Ltd.	147,900	8,520,447
	Cosmo Energy Holdings Co. Ltd.	15,500	636,152
	Cosmos Pharmaceutical Corp.	14,400	926,490
	CyberAgent, Inc.	5,400	46,224
	Daicel Corp.	44,900	382,196
	Daifuku Co. Ltd.	42,300	1,119,024
	Daikin Industries Ltd.	31,200	3,554,405
	Daito Trust Construction Co. Ltd.	30,999	3,451,336
	Daiwa House Industry Co. Ltd.	126,300	4,569,903
	Dentsu Soken, Inc.	4,500	197,064
	Dexerials Corp.	37,200	437,065
	Disco Corp.	16,400	3,173,063
#	DMG Mori Co. Ltd.	5,900	102,552
	Ebara Corp.	153,500	2,305,843
	Fast Retailing Co. Ltd.	31,800	10,460,444
	Food & Life Cos. Ltd.	15,500	573,581
	Fuji Electric Co. Ltd.	33,000	1,467,402
	Fujikura Ltd.	71,500	2,660,291
	Fujitsu Ltd.	295,200	6,558,002
	Fuyo General Lease Co. Ltd.	11,700	326,482
	GMO Payment Gateway, Inc.	8,660	542,404
	Goldwin, Inc.	9,400	538,923
#	Hitachi Construction Machinery Co. Ltd.	27,100	809,880
	Hitachi Ltd. (6501 JP)	171,900	4,248,597
	Hoya Corp.	63,300	7,448,263
	IHI Corp.	14,700	1,151,482
	Inpex Corp.	249,400	3,119,867
	Internet Initiative Japan, Inc.	47,200	875,247
	Isuzu Motors Ltd.	177,100	2,381,718
	J Front Retailing Co. Ltd.	56,700	694,016
	Japan Airlines Co. Ltd.	35,500	643,168
	Japan Airport Terminal Co. Ltd.	15,500	445,826

		Shares	Value»
JAPAN — (Continued)
	Japan Exchange Group, Inc.	442,900	$4,927,600
	Japan Tobacco, Inc.	128,800	3,968,075
	Kakaku.com, Inc.	20,400	360,792
	Kawasaki Heavy Industries Ltd.	42,000	2,505,370
	KDDI Corp.	763,000	13,523,113
	Kobe Bussan Co. Ltd.	50,200	1,534,118
	Kobe Steel Ltd.	98,300	1,152,851
	Komatsu Ltd.	155,100	4,485,424
	Konami Group Corp.	24,500	3,498,990
	Kuraray Co. Ltd.	67,100	783,828
	Kurita Water Industries Ltd.	27,200	900,528
#	Lasertec Corp.	14,300	1,329,476
	Marui Group Co. Ltd.	2,900	57,726
	Maruwa Co. Ltd.	1,300	267,314
	McDonald’s Holdings Co. Japan Ltd.	28,400	1,200,848
	Minebea Mitsumi, Inc.	12,900	189,063
	Mitsubishi Chemical Group Corp.	23,600	114,733
	Mitsubishi HC Capital, Inc.	364,550	2,578,876
	Mitsubishi Motors Corp.	189,600	524,891
	MonotaRO Co. Ltd.	82,413	1,585,038
	MS&AD Insurance Group Holdings, Inc.	142,800	3,245,815
	Nichirei Corp.	70,400	965,707
	NIDEC Corp. (6594 JP)	83,600	1,485,682
	Nifco, Inc.	22,300	552,948
	Nippon Express Holdings, Inc.	108,603	1,939,417
	Nippon Sanso Holdings Corp.	82,800	2,649,868
	Nissan Chemical Corp.	52,300	1,529,703
	Niterra Co. Ltd.	39,900	1,242,360
	Nitto Denko Corp.	138,000	2,425,600
	Nomura Research Institute Ltd.	77,000	2,915,792
	NTT Data Group Corp.	91,900	1,825,170
	Olympus Corp.	70,800	927,692
	Open House Group Co. Ltd.	30,200	1,339,126
	Oracle Corp. Japan	13,175	1,583,917
	Organo Corp.	2,100	100,525
	Oriental Land Co. Ltd.	16,000	338,872
	Otsuka Corp.	63,800	1,415,024

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Pan Pacific International Holdings Corp.	176,500	$5,433,982
	Persol Holdings Co. Ltd.	717,100	1,298,863
	Rakus Co. Ltd.	21,101	320,625
*	Rakuten Bank Ltd.	1,400	58,881
	Recruit Holdings Co. Ltd.	267,200	14,806,955
	Renesas Electronics Corp.	279,500	3,280,005
	Resonac Holdings Corp.	45,200	822,096
	Round One Corp.	8,500	52,763
	Ryohin Keikaku Co. Ltd.	63,100	2,132,814
	Sankyo Co. Ltd.	51,500	783,858
	Sanrio Co. Ltd.	28,800	1,147,571
	Sanwa Holdings Corp.	92,100	3,022,969
#	SBI Sumishin Net Bank Ltd.	5,400	157,574
	SCREEN Holdings Co. Ltd.	19,000	1,263,443
	SCSK Corp.	78,100	2,042,739
	Seibu Holdings, Inc.	58,800	1,421,119
	Seven & i Holdings Co. Ltd.	451,800	6,650,776
	SG Holdings Co. Ltd.	98,200	1,034,011
#*	Sharp Corp.	9,700	57,506
	Skylark Holdings Co. Ltd.	110,300	2,289,192
	Socionext, Inc.	18,921	203,506
	SoftBank Corp.	6,266,000	9,481,992
	SoftBank Group Corp.	112,100	5,668,856
	Sompo Holdings, Inc.	108,000	3,539,278
	Sony Group Corp. (6758 JP)	1,455,000	38,386,951
	Subaru Corp.	182,700	3,308,317
	Sugi Holdings Co. Ltd.	12,200	256,271
	Sumitomo Forestry Co. Ltd.	36,700	1,056,748
	Sundrug Co. Ltd.	24,600	819,728
	Suzuki Motor Corp.	156,800	1,879,037
	Sysmex Corp.	121,000	2,246,141
	Taiheiyo Cement Corp.	800	21,540
	TDK Corp. (6762 JP)	390,000	4,161,862
	TechnoPro Holdings, Inc.	1	22
	TIS, Inc.	83,600	2,412,961
	Toei Animation Co. Ltd.	4,500	108,814
	Tokio Marine Holdings, Inc. (8766 JP)	264,300	10,593,766

		Shares	Value»
JAPAN — (Continued)
	Tokyo Century Corp.	72,900	$767,734
	Tokyo Electron Ltd.	80,300	11,956,535
	Tokyu Fudosan Holdings Corp.	7,500	52,529
	Toridoll Holdings Corp.	6,500	194,550
	Toyo Tire Corp.	29,000	542,207
	Toyota Boshoku Corp.	16,900	242,494
#	Toyota Motor Corp. (TM US), Sponsored ADR	36,830	7,042,633
	Toyota Tsusho Corp.	92,100	1,830,278
	Trend Micro, Inc. (4704 JP)	49,100	3,522,954
	Tsuruha Holdings, Inc.	6,300	506,766
	Unicharm Corp.	46,701	433,625
	USS Co. Ltd.	177,800	1,772,264
*	Visional, Inc.	300	18,150
	Welcia Holdings Co. Ltd.	24,800	437,252
	Yamaha Motor Co. Ltd.	499,500	3,922,940
	Yamazaki Baking Co. Ltd.	1,200	28,726
	Yaoko Co. Ltd.	4,200	281,307
	Yokogawa Electric Corp.	52,800	1,142,600
	Yokohama Rubber Co. Ltd.	3,500	76,527
	Zensho Holdings Co. Ltd.	36,200	2,236,918
	ZOZO, Inc.	138,900	1,410,597

TOTAL JAPAN			350,601,047

NETHERLANDS — (5.1%)
	Airbus SE	114,073	19,357,105
	ASML Holding NV (ASML NA)	25,123	16,818,388
#	ASML Holding NV (ASML US)	21,467	14,341,673
	ASR Nederland NV	48,477	3,058,842
	Ferrari NV (RACE IM)	1,191	545,217
	Ferrari NV (RACE US)	13,483	6,226,180
	Koninklijke KPN NV	1,130,650	5,259,618
#	Stellantis NV (STLAM IM)	471,174	4,384,476
#	Universal Music Group NV	125,253	3,683,124
	Wolters Kluwer NV	66,291	11,704,269

TOTAL NETHERLANDS			85,378,892

NEW ZEALAND — (0.3%)
	Chorus Ltd. (CNU NZ)	309,552	1,459,939
#	Contact Energy Ltd.	54,969	289,576

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Fisher & Paykel Healthcare Corp. Ltd.	49,321	$994,953
	Mainfreight Ltd.	16,254	536,397
	Spark New Zealand Ltd.	618,656	766,468
*	Xero Ltd.	16,425	1,729,767

TOTAL NEW ZEALAND			5,777,100

NORWAY — (0.6%)
	Aker BP ASA	47,410	1,017,774
	Equinor ASA	205,722	4,656,646
#	Hoegh Autoliners ASA	4,267	34,343
	Kongsberg Gruppen ASA	7,391	1,190,754
	Protector Forsikring ASA	11,993	422,099
	Storebrand ASA	125,086	1,510,239
	Telenor ASA	65,559	984,695
	Var Energi ASA	79,114	217,541
	Veidekke ASA	19,132	287,879
	Wallenius Wilhelmsen ASA	23,918	173,346

TOTAL NORWAY			10,495,316

PORTUGAL — (0.1%)
	Galp Energia SGPS SA	113,250	1,754,670
	Jeronimo Martins SGPS SA	15,405	372,837

TOTAL PORTUGAL			2,127,507

SINGAPORE — (1.3%)
Ω	BW LPG Ltd.	31,235	313,772
	DBS Group Holdings Ltd.	306,193	9,947,961
	DFI Retail Group Holdings Ltd.	23,600	59,570
	Jardine Cycle & Carriage Ltd.	29,400	583,934
	SATS Ltd.	155,400	335,122
	Sembcorp.Industries Ltd.	350,100	1,770,865
	Singapore Airlines Ltd.	369,000	1,893,676
	Singapore Exchange Ltd.	295,300	3,248,552
	Singapore Technologies Engineering Ltd.	578,800	3,286,566
	United Overseas Bank Ltd.	6,700	177,944

		Shares	Value»
SINGAPORE — (Continued)
	Yangzijiang Shipbuilding Holdings Ltd.	378,300	$648,014

TOTAL SINGAPORE			22,265,976

SPAIN — (2.3%)
	ACS Actividades de Construccion y Servicios SA	30,482	1,909,871
#Ω	Aena SME SA	16,651	4,182,996
	Amadeus IT Group SA.	104,594	8,232,907
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	219,253	3,009,037
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	25,506	349,432
	Endesa SA	100,465	3,017,223
#	Industria de Diseno Textil SA	167,352	8,999,351
#	Telefonica SA (TEF SM)	1,641,259	8,431,545

TOTAL SPAIN			38,132,362

SWEDEN — (3.1%)

	AddTech AB, Class B	79,454	2,673,026
#	Atlas Copco AB (ATCOA SS), Class A	517,386	8,008,461
	Atlas Copco AB (ATCOB SS), Class B	311,236	4,321,736
#	Avanza Bank Holding AB	40,384	1,341,967
#	Axfood AB	37,200	1,039,976
	Bure Equity AB	620	20,890
	Epiroc AB (EPIA SS), Class A	89,197	1,929,751
	Epiroc AB (EPIB SS), Class B	60,798	1,192,343
	Fortnox AB	93,642	847,922
#	H & M Hennes & Mauritz AB, Class B	163,087	2,363,225
	Hemnet Group AB	18,833	646,456
	Indutrade AB	62,089	1,679,733
	Lagercrantz Group AB, Class B	41,874	954,133
	Lifco AB, Class B	18,806	728,069
	Loomis AB	1,224	50,945
#	Medicover AB, Class B	4,507	112,469
#Ω	Munters Group AB	9,191	117,629

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Nordnet AB publ	29,215	$773,386
	Sectra AB, Class B	40,431	1,240,451
	Sweco AB, Class B	37,915	666,998
	Tele2 AB, Class B	223,821	3,302,261
	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	144,507	1,190,738
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	311,205	2,628,867
	Telia Co. AB	364,196	1,368,091
	Volvo AB (VOLVA SS), Class A	54,973	1,499,469
	Volvo AB (VOLVB SS), Class B	410,093	11,147,772

TOTAL SWEDEN			51,846,764

SWITZERLAND — (8.9%)
	Geberit AG	14,079	9,752,809
	Kuehne & Nagel International AG	24,740	5,697,548
	Nestle SA	465,967	49,596,309
#	Novartis AG (NVS US), Sponsored ADR	135,702	15,400,820
	Partners Group Holding AG	7,501	9,828,345
	Roche Holding AG (RO SW)	7,170	2,494,276
	Roche Holding AG (ROG SW)	153,733	50,268,593
	SGS SA	60,095	5,868,948

TOTAL SWITZERLAND			148,907,648

UNITED KINGDOM — (13.0%)
	Admiral Group PLC	94,186	4,096,381
Ω	Airtel Africa PLC	278,231	636,730
	Ashtead Group PLC	224,550	12,020,703
	AstraZeneca PLC (AZN LN)	32,872	4,709,466
	AstraZeneca PLC (AZN US), Sponsored ADR	261,592	18,779,690
Ω	Auto Trader Group PLC	383,457	4,308,084
	Beazley PLC	98,206	1,163,610
	BP PLC (BP LN)	165,519	764,266
	BP PLC (BP US), Sponsored ADR	473,050	12,989,953
	BT Group PLC	2,677,069	6,213,358
	Compass Group PLC	214,510	7,232,167
	Diageo PLC (DEO US), Sponsored ADR	81,079	9,082,470

		Shares	Value»
UNITED KINGDOM — (Continued)
	Diageo PLC (DGE LN)	80,730	$2,266,930
*††	Evraz PLC	188,057	0
	Experian PLC	190,691	9,487,076
	Games Workshop Group PLC	4,551	937,244
	GSK PLC (GSK LN)	1,058,901	20,947,912
	Howden Joinery Group PLC	275,459	2,832,682
	Imperial Brands PLC	492,449	20,206,687
	Intertek Group PLC	77,727	4,773,596
	JD Sports Fashion PLC	276,855	291,475
	Legal & General Group PLC	230,478	725,794
	Marks & Spencer Group PLC	798,644	4,150,189
	Next PLC	50,068	8,260,043
	Reckitt Benckiser Group PLC	182,653	11,789,618
	RELX PLC (REL LN)	45,322	2,473,455
#	RELX PLC (RELX US), Sponsored ADR	206,621	11,287,705
	RELX PLC (REN NA)	28,850	1,570,573
	Rightmove PLC	185,301	1,830,061
	Sage Group PLC	120,134	1,991,658
	St. James’s Place PLC	90,454	1,140,204
#	Unilever PLC (UL US), Sponsored ADR	419,211	26,640,859
	Unilever PLC (ULVR LN)	48,760	3,104,543

TOTAL UNITED KINGDOM			218,705,182

TOTAL COMMON STOCKS			1,584,391,799

PREFERRED STOCKS — (0.3%)

GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 8.479%	9,969	804,466
Ω	Dr. Ing hc F Porsche AG, 5.225%	13,698	688,621
	Volkswagen AG, 9.469%	35,319	3,843,073

TOTAL GERMANY			5,336,160

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
* Constellation Software, Inc. Warrants 03/31/2040	4,241	$0

TOTAL INVESTMENT SECURITIES (Cost $1,193,548,630)		1,589,727,959

		Shares	Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§	The DFA Short Term Investment Fund	8,026,608	$92,827,723

TOTAL INVESTMENTS — (100.0%) (Cost $1,286,383,812)			$1,682,555,682

As of April 30, 2025, the value of Rule 144A securities amounted to $12,071,893 or 0.8% of net assets.

Summary of the Portfolio’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$ 17,399,211	$ 78,747,303	—	$ 96,146,514
Austria	—	2,749,307	—	2,749,307
Belgium	—	12,450,434	—	12,450,434
Canada	155,573,069	—	—	155,573,069
Denmark	—	30,234,700	—	30,234,700
Finland	—	15,161,287	—	15,161,287
France	—	132,770,676	—	132,770,676
Germany	—	133,878,184	—	133,878,184
Hong Kong	—	24,377,399	—	24,377,399
Ireland	308,931	7,790,879	—	8,099,810
Israel	1,803,549	7,654,513	—	9,458,062
Italy	—	29,254,563	—	29,254,563
Japan	7,042,633	343,558,414	—	350,601,047
Netherlands	20,567,853	64,811,039	—	85,378,892
New Zealand	—	5,777,100	—	5,777,100
Norway	—	10,495,316	—	10,495,316
Portugal	—	2,127,507	—	2,127,507
Singapore	—	22,265,976	—	22,265,976
Spain	349,432	37,782,930	—	38,132,362
Sweden	1,190,738	50,656,026	—	51,846,764
Switzerland	15,400,820	133,506,828	—	148,907,648
United Kingdom	78,780,677	139,924,505	—	218,705,182
Preferred Stocks
Germany	—	5,336,160	—	5,336,160
Securities Lending Collateral	—	92,827,723	—	92,827,723

Total Investments in Securities	$298,416,913	$1,384,138,769	—<>	$1,682,555,682

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
INTERNATIONAL EQUITIES — (100.0%)
The DFA International Value Series		$186,153,738
Dimensional Emerging Markets Value Fund		96,422,814
DFA International Small Cap Value Portfolio	1,011,700	25,555,547

TOTAL INTERNATIONAL EQUITIES		308,132,099

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $228,570,055)		$308,132,099

Summary of the Portfolio’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)

	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$308,132,099	—	—	$308,132,099

Total Investments in Securities	$308,132,099	—	—	$308,132,099

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.0%)
AUSTRALIA — (4.0%)
	Accent Group Ltd.	139,081	$165,064
#	Acrow Ltd.	110,482	73,560
#	Adairs Ltd.	78,973	119,432
#*	Aeris Resources Ltd.	134,146	16,248
	AGL Energy Ltd.	89,717	611,422
*	AIC Mines Ltd.	164,734	36,936
*	Ainsworth Game Technology Ltd.	68,629	42,097
*	Alkane Resources Ltd.	156,660	80,612
*	Alliance Aviation Services Ltd.	24,946	43,810
#*	Alligator Energy Ltd.	469,718	9,036
	ALS Ltd.	118,879	1,304,395
	Amotiv Ltd.	43,459	215,497
	AMP Ltd.	745,966	616,135
*	Amplitude Energy Ltd.	1,010,113	119,505
	Ampol Ltd.	74,494	1,131,133
	Ansell Ltd.	44,218	857,809
	ANZ Group Holdings Ltd.	158,717	3,035,027
	APA Group	174,620	918,846
*	Appen Ltd.	37,273	19,131
#*	Arafura Rare Earths Ltd. (ARU AU)	236,819	30,999
#	ARB Corp. Ltd.	25,223	508,295
	Aristocrat Leisure Ltd.	66,183	2,826,613
#	ARN Media Ltd.	85,589	30,660
	ASX Ltd.	8,387	379,779
	Atlas Arteria Ltd.	162,371	537,831
	AUB Group Ltd.	26,795	547,139
#*	Audinate Group Ltd.	1,988	7,804
*	Aurelia Metals Ltd.	505,007	95,060
	Aurizon Holdings Ltd.	616,366	1,206,668
	Aussie Broadband Ltd.	60,547	159,064
*	Austal Ltd.	145,296	492,267
	Austin Engineering Ltd.	131,962	36,851
#*	Australian Agricultural Co. Ltd.	85,896	78,756
	Australian Clinical Labs Ltd.	78,288	156,305
	Australian Ethical Investment Ltd.	36,512	121,147
#	Australian Finance Group Ltd.	60,542	70,556

		Shares	Value»
AUSTRALIA — (Continued)
#*	Australian Strategic Materials Ltd.	24,453	$9,976
#	Autosports Group Ltd.	9,783	12,081
#	Baby Bunting Group Ltd.	37,265	37,358
#	Bank of Queensland Ltd.	233,328	1,114,576
*	Bannerman Energy Ltd. (BMN AU)	24,863	37,907
	Bapcor Ltd.	114,656	372,532
*	BCI Minerals Ltd.	38,346	6,760
	Beach Energy Ltd.	658,989	496,040
#	Beacon Lighting Group Ltd.	27,388	57,993
	Bega Cheese Ltd.	103,747	375,293
	Bell Financial Group Ltd.	47,306	38,798
*	Bellevue Gold Ltd.	335,185	195,134
	Bendigo & Adelaide Bank Ltd.	131,673	941,966
	BHP Group Ltd. (BHP AU)	437,849	10,435,541
	BHP Group Ltd. (BHP LN), Class DI	36,303	863,350
#	BHP Group Ltd. (BHP US), Sponsored ADR	52,042	2,474,597
*	Black Cat Syndicate Ltd. (BC8 AU)	39,271	24,851
	BlueScope Steel Ltd.	117,742	1,803,391
#*	Boss Energy Ltd.	106,882	218,540
	Brambles Ltd.	208,343	2,737,972
	Bravura Solutions Ltd.	115,951	163,022
	Breville Group Ltd.	31,644	580,203
#	Brickworks Ltd.	30,946	498,489
	Capral Ltd.	5,742	37,302
*	Capricorn Metals Ltd.	132,193	782,115
	CAR Group Ltd.	16,786	358,285
*	Carnarvon Energy Ltd.	648,669	45,753
#*	Catapult Group International Ltd.	31,045	81,301
	Cedar Woods Properties Ltd.	24,019	86,129
#*	Cettire Ltd.	94,168	27,076
#*	Chalice Mining Ltd.	18,659	13,139
	Challenger Ltd.	158,135	716,536
	Champion Iron Ltd.	135,588	396,360
#*	Chrysos Corp. Ltd.	9,367	23,059

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Civmec Australia Ltd.	80,600	$45,394
	Cleanaway Waste Management Ltd.	587,712	978,074
#	Clinuvel Pharmaceuticals Ltd.	10,177	74,125
#*	Coast Entertainment Holdings Ltd.	124,691	32,329
#	Cobram Estate Olives Ltd.	29,536	34,736
	Cochlear Ltd.	5,860	1,026,265
	Codan Ltd.	54,165	545,568
#*	Cogstate Ltd.	19,223	16,411
	Coles Group Ltd.	177,481	2,410,157
	Collins Foods Ltd.	56,133	295,517
*	Comet Ridge Ltd.	142,861	12,362
	Commonwealth Bank of Australia	59,214	6,311,566
	Computershare Ltd.	66,614	1,740,717
#*	Core Lithium Ltd.	21,769	974
#	Corporate Travel Management Ltd.	31,005	253,190
	Credit Corp. Group Ltd.	22,036	190,677
	CSL Ltd.	14,855	2,384,420
#	Dalrymple Bay Infrastructure Ltd.	42,474	111,993
	Data#3 Ltd.	52,371	243,897
#*	Deep Yellow Ltd.	250,673	182,319
	Deterra Royalties Ltd.	147,904	344,845
	Dicker Data Ltd.	28,715	155,150
	Domain Holdings Australia Ltd.	32,876	90,395
#	Domino’s Pizza Enterprises Ltd.	16,767	270,976
	Downer EDI Ltd.	189,319	691,331
#*	DUG Technology Ltd.	22,647	15,001
#	Duratec Ltd.	37,912	41,597
	Dyno Nobel Ltd.	593,302	861,238
#	Eagers Automotive Ltd.	52,417	618,627
*††	Elanor Investor Group.	19,470	7,732
	Elders Ltd.	83,530	338,342
#*	Electro Optic Systems Holdings Ltd.	60,028	47,186
#*	Emeco Holdings Ltd.	132,785	64,767
*	Emerald Resources NL	204,363	524,752
#*	EML Payments Ltd.	97,511	61,030
*	Empire Energy Group Ltd.	55,441	6,035
	Endeavour Group Ltd.	378,491	968,145

		Shares	Value»
AUSTRALIA — (Continued)
*	Environmental Group Ltd.	39,072	$5,907
	EQT Holdings Ltd.	6,372	132,422
	Euroz Hartleys Group Ltd.	18,894	10,332
	Evolution Mining Ltd.	609,302	3,055,662
	EVT Ltd.	31,852	286,743
	Fiducian Group Ltd.	1,992	12,347
#††	Firefinch Ltd.	50,216	1,206
*	FleetPartners Group Ltd.	73,519	131,184
	Fleetwood Ltd.	28,254	52,603
#	Flight Centre Travel Group Ltd.	62,070	509,298
	Fortescue Ltd.	251,857	2,601,100
*	Frontier Digital Ventures Ltd.	12,847	2,469
	G8 Education Ltd.	397,771	319,818
#	Generation Development Group Ltd.	10,263	27,143
*	Genesis Minerals Ltd.	20,590	50,846
*	Genetic Signatures Ltd.	3,578	926
	Gold Road Resources Ltd.	484,203	939,422
#	GR Engineering Services Ltd.	28,507	51,306
	GrainCorp Ltd., Class A	75,363	320,861
	Grange Resources Ltd.	238,429	30,558
	GWA Group Ltd.	80,830	122,869
	Hafnia Ltd.	85,799	395,499
	Hansen Technologies Ltd.	47,570	165,071
	Harvey Norman Holdings Ltd.	168,766	564,244
*	Healius Ltd.	380,392	354,156
	Helia Group Ltd.	140,658	435,955
#	Helloworld Travel Ltd.	20,873	19,022
	Horizon Oil Ltd.	202,365	23,968
	HUB24 Ltd.	9,731	449,573
#	Humm Group Ltd.	182,369	59,623
#	IDP Education Ltd.	32,070	181,880
	IGO Ltd.	102,971	258,004
	Iluka Resources Ltd.	128,649	340,843
#	Imdex Ltd.	181,352	343,081
#*	Immutep Ltd. (IMM AU)	202,283	34,909
#*	Imugene Ltd.	375,226	5,807
	Infomedia Ltd.	124,521	98,833
	Inghams Group Ltd.	130,515	286,528
*	Insignia Financial Ltd.	198,430	478,146

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Insurance Australia Group Ltd.	461,627	$2,424,682
	Integral Diagnostics Ltd.	71,767	110,984
#*	ioneer Ltd.	98,102	9,088
#	IPD Group Ltd.	13,727	35,164
	IPH Ltd.	52,918	154,566
	IRESS Ltd.	51,428	261,891
	IVE Group Ltd.	41,608	70,183
	JB Hi-Fi Ltd.	37,018	2,453,099
#	Johns Lyng Group Ltd.	73,610	104,686
*	Judo Capital Holdings Ltd.	151,789	173,057
	Jumbo Interactive Ltd.	12,500	81,707
#	Jupiter Mines Ltd.	375,027	35,956
#	Karoon Energy Ltd.	161,254	148,442
*	Kelly Partners Group Holdings Ltd.	6,429	48,146
#	Kelsian Group Ltd.	62,185	108,036
#	Kogan.com Ltd.	17,812	51,322
	Lendlease Corp. Ltd.	221,747	747,180
#††	Leo Lithium Ltd.	35,869	0
#	Lifestyle Communities Ltd.	33,307	152,141
#	Lindsay Australia Ltd.	114,956	52,306
	Lottery Corp. Ltd.	340,266	1,133,946
*	Lotus Resources Ltd.	208,764	24,102
	Lovisa Holdings Ltd.	19,939	318,317
	Lycopodium Ltd.	11,283	78,298
*	Lynas Rare Earths Ltd.	166,313	909,192
	MA Financial Group Ltd.	26,473	112,411
#	Maas Group Holdings Ltd.	12,196	30,884
	Macmahon Holdings Ltd.	525,240	91,051
	Macquarie Group Ltd.	15,513	1,917,019
*	Macquarie Technology Group Ltd.	3,528	134,242
#	Mader Group Ltd.	14,929	60,913
	Magellan Financial Group Ltd.	55,938	274,239
*	Mayne Pharma Group Ltd.	20,385	91,645
	McMillan Shakespeare Ltd.	21,795	213,536
	Medibank Pvt Ltd.	357,450	1,063,315
#*	Megaport Ltd.	40,204	295,764
#*	Mesoblast Ltd. (MSB AU)	379,344	436,701
*	Metals X Ltd.	204,438	73,922

		Shares	Value»
AUSTRALIA — (Continued)
	Metcash Ltd.	380,940	$784,649
#*	Mineral Resources Ltd.	36,959	486,047
	Monadelphous Group Ltd.	37,594	388,750
	Monash IVF Group Ltd.	105,786	56,955
#*	Mount Gibson Iron Ltd.	260,860	51,833
	Myer Holdings Ltd.	595,449	274,698
	MyState Ltd.	39,837	99,508
*	Nanosonics Ltd.	5,619	17,254
	National Australia Bank Ltd.	211,468	4,882,945
	Navigator Global Investments Ltd.	126,878	142,217
	Netwealth Group Ltd.	54,769	984,037
	New Hope Corp. Ltd.	179,374	420,785
#*	NEXTDC Ltd.	118,207	897,467
	nib holdings Ltd.	154,419	673,675
#	Nick Scali Ltd.	27,296	310,841
	Nickel Industries Ltd.	625,170	225,762
	Nine Entertainment Co. Holdings Ltd.	435,013	398,672
	Northern Star Resources Ltd.	258,418	3,174,323
#*	Novonix Ltd.	20,376	5,560
	NRW Holdings Ltd.	213,519	370,088
	Nufarm Ltd.	120,497	297,491
*	Nuix Ltd.	41,496	64,716
	Objective Corp. Ltd.	6,963	69,799
*	OFX Group Ltd.	74,386	53,931
*	OM Holdings Ltd.	46,008	9,541
*	Omni Bridgeway Ltd.	56,330	52,669
	oOh!media Ltd.	170,729	167,268
	Orica Ltd.	143,882	1,493,473
	Origin Energy Ltd.	241,189	1,643,945
	Orora Ltd.	351,777	407,577
	Pacific Current Group Ltd.	15,421	109,605
#*	Paladin Energy Ltd.	53,824	200,646
*	Pantoro Gold Ltd.	38,120	71,055
#*	Paragon Care Ltd.	38,285	10,298
	Peet Ltd.	131,518	119,746
#*	Peninsula Energy Ltd.	35,455	14,081
#	Pepper Money Ltd.	14,192	13,338
	Perenti Ltd.	285,645	249,815
#	Perpetual Ltd.	33,651	357,489
	Perseus Mining Ltd.	649,534	1,392,088
#	Peter Warren Automotive Holdings Ltd.	20,551	18,854
*	PEXA Group Ltd.	44,159	340,245
#*	Pilbara Minerals Ltd.	321,388	309,637

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Pinnacle Investment Management Group Ltd.	14,504	$167,269
#	Platinum Asset Management Ltd.	144,495	52,625
*	Playside Studios Ltd.	33,455	3,615
	Praemium Ltd.	17,729	8,436
	Premier Investments Ltd.	43,046	573,383
	Pro Medicus Ltd.	13,699	2,008,689
#	Propel Funeral Partners Ltd.	17,155	56,776
#	PWR Holdings Ltd.	23,772	104,203
	Qantas Airways Ltd.	74,582	421,680
	QBE Insurance Group Ltd.	405,890	5,609,368
*	Qoria Ltd.	150,918	38,044
	Qube Holdings Ltd.	310,211	785,364
	Ramelius Resources Ltd.	592,969	997,851
#	Ramsay Health Care Ltd.	37,866	806,192
	REA Group Ltd.	7,988	1,269,131
#*	ReadyTech Holdings Ltd.	4,593	6,193
	Reece Ltd.	28,746	289,883
#	Regal Partners Ltd.	20,857	25,086
	Regis Healthcare Ltd.	64,338	281,412
*	Regis Resources Ltd.	250,904	725,386
	Reject Shop Ltd.	13,887	57,969
	Reliance Worldwide Corp. Ltd.	257,881	693,255
*	Resolute Mining Ltd.	785,874	256,539
#*	Retail Food Group Ltd.	19,779	22,165
#	Ridley Corp. Ltd.	109,244	165,135
	Rio Tinto Ltd.	47,943	3,586,962
*	RPMGlobal Holdings Ltd.	57,648	101,699
*	Sandfire Resources Ltd.	206,290	1,313,838
	Santos Ltd.	934,733	3,593,453
	SEEK Ltd.	52,818	719,064
*	Select Harvests Ltd.	52,535	172,216
	Servcorp Ltd.	17,474	56,493
	Service Stream Ltd.	247,108	295,956
#*	Seven West Media Ltd.	350,264	31,347
	SGH Ltd.	38,489	1,258,770
	Shaver Shop Group Ltd.	37,320	30,417
	Sigma Healthcare Ltd.	468,793	904,616
*	Silver Mines Ltd.	226,605	15,992

		Shares	Value»
AUSTRALIA — (Continued)
	Sims Ltd. (SGM AU)	49,151	$458,775
	SmartGroup Corp. Ltd.	40,611	203,657
	Solvar Ltd.	71,428	74,104
	Sonic Healthcare Ltd.	63,997	1,068,555
	South32 Ltd. (S32 AU)	624,512	1,076,219
	Southern Cross Electrical Engineering Ltd.	60,055	72,023
*	Southern Cross Media Group Ltd.	17,486	7,468
*††	SpeedCast International Ltd.	165,938	0
	SRG Global Ltd.	198,496	164,290
#*	St Barbara Ltd.	475,015	88,156
	Stanmore Resources Ltd.	126,468	157,087
#*	Star Entertainment Group Ltd.	467,009	31,035
	Steadfast Group Ltd.	222,164	834,862
*††	Strandline Resources Ltd.	48,114	555
	Suncorp Group Ltd.	147,715	1,920,898
	Super Retail Group Ltd.	81,947	702,804
*	Superloop Ltd.	167,446	267,789
#*	Syrah Resources Ltd.	174,560	27,933
	Tabcorp Holdings Ltd.	681,189	242,790
	Technology One Ltd.	81,650	1,576,022
#*	Telix Pharmaceuticals Ltd.	8,707	151,361
	Telstra Group Ltd. (TLS AU)	455,524	1,314,686
*	Temple & Webster Group Ltd.	6,889	78,613
#	Ten Sixty Four Ltd.	85,990	6,059
	TPG Telecom Ltd.	105,875	342,830
	Transurban Group	142,785	1,286,689
#	Treasury Wine Estates Ltd.	151,970	868,659
*	Tuas Ltd.	69,768	251,953
#*	Tyro Payments Ltd.	93,153	48,211
	Universal Store Holdings Ltd.	2,706	13,339
*	Vault Minerals Ltd.	2,305,866	634,504
	Ventia Services Group Pty. Ltd.	320,736	868,388
Ω	Viva Energy Group Ltd.	323,958	356,200
*	Vulcan Energy Resources Ltd.	45,082	140,555
*	WEB Travel Group Ltd.	49,741	136,781

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Webjet Group Ltd.	49,741	$20,375
	Wesfarmers Ltd.	85,628	4,289,665
*	West African Resources Ltd.	453,612	694,213
	Westgold Resources Ltd.	266,938	507,109
	Westpac Banking Corp.	185,464	3,891,992
#	Whitehaven Coal Ltd.	259,963	831,553
	WiseTech Global Ltd.	16,426	934,030
	Woodside Energy Group Ltd. (WDS AU)	217,814	2,839,234
	Woodside Energy Group Ltd. (WDS LN)	19,303	256,441
#	Woodside Energy Group Ltd. (WDS US), ADR	36,413	471,547
	Woolworths Group Ltd.	120,720	2,436,448
	Worley Ltd.	112,909	899,555
	XRF Scientific Ltd.	28,028	27,478
	Yancoal Australia Ltd.	132,712	423,174
#*	Zip Co. Ltd.	104,780	117,381

TOTAL AUSTRALIA			176,138,941

AUSTRIA — (0.4%)
	Addiko Bank AG	4,609	103,361
	Agrana Beteiligungs AG	3,069	41,345
*	ams-OSRAM AG	34,657	307,669
	ANDRITZ AG	21,497	1,544,768
#*	AT&S Austria Technologie & Systemtechnik AG	5,164	83,624
Ω	BAWAG Group AG	25,816	2,829,640
	CA Immobilien Anlagen AG	8,432	228,278
#*	CPI Europe AG	7,957	157,411
*	DO & Co. AG	3,370	538,315
	Erste Group Bank AG	33,760	2,286,282
*	Eurotelesites AG	17,409	98,851
	EVN AG	13,989	366,081
	Fabasoft AG	2,009	39,179
*	FACC AG	1,947	15,470
	Frequentis AG	473	21,037
*	Immofinanz AG (IIA AV)	12,053	0
	Kontron AG	13,947	338,908
*	Lenzing AG	5,272	165,802
	Mayr Melnhof Karton AG	1,140	105,624

		Shares	Value»
AUSTRIA — (Continued)
	Oesterreichische Post AG	10,567	$356,263
	OMV AG	48,840	2,525,204
	Palfinger AG	3,950	128,745
	Porr AG	5,510	192,936
	Raiffeisen Bank International AG	26,575	709,852
	Schoeller-Bleckmann Oilfield Equipment AG	2,329	82,753
	Semperit AG Holding	1,666	24,672
	Strabag SE (STR AV)	5,446	477,792
	Telekom Austria AG	54,990	580,905
*	UBM Development AG	1,357	29,718
	UNIQA Insurance Group AG	36,734	425,662
	Verbund AG	6,700	514,902
	Vienna Insurance Group AG Wiener Versicherung Gruppe	15,545	739,358
	voestalpine AG	34,305	904,007
	Wienerberger AG	31,530	1,107,078
	Zumtobel Group AG	7,184	37,676

TOTAL AUSTRIA			18,109,168

BELGIUM — (0.8%)
	Ackermans & van Haaren NV	9,235	2,258,764
	Ageas SA	62,536	3,922,022
*	AGFA-Gevaert NV	61,134	63,498
	Anheuser-Busch InBev SA (ABI BB)	100,755	6,640,657
*	Atenor	4,770	15,792
	Azelis Group NV	25,006	387,469
	Barco NV	4,748	64,966
	Bekaert SA	14,584	562,745
#	bpost SA	33,088	53,063
	Cie d’Entreprises CFE	5,331	46,493
#	CMB Tech NV	13,753	130,791
	Colruyt Group NV	15,382	739,685
	Deceuninck NV	28,652	69,543
	Deme Group NV	3,226	483,566
	D’ieteren Group	1,932	385,822
	Econocom Group SA NV	33,625	69,731
#	Elia Group SA	5,960	646,180
	EVS Broadcast Equipment SA	4,646	194,349
	Fagron	23,221	541,306
*	Galapagos NV (GLPG BB)	11,025	300,214

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
*	Galapagos NV (GLPG NA)	5,777	$157,309
	Gimv NV	10,152	457,142
	Greenyard NV	4,791	38,740
*	Hyloris Pharmaceuticals SA	480	3,180
#*	Immobel SA	1,567	32,157
#	Ion Beam Applications	1,418	16,893
	Jensen-Group NV	1,808	87,993
	KBC Group NV	77,233	7,121,559
#	Kinepolis Group NV	3,839	132,329
	Lotus Bakeries NV	149	1,432,646
	Melexis NV	6,435	386,155
*	Ontex Group NV	24,734	203,047
*	Orange Belgium SA	8,117	138,764
	Proximus SADP	42,742	328,285
#	Recticel SA	16,564	200,576
	Sipef NV	2,093	152,199
#	Solvay SA	27,594	1,044,227
	Syensqo SA	27,594	1,973,876
#	Tessenderlo Group SA	6,360	188,231
	Titan Cement International SA (TITC BB)	2,126	98,185
	Titan Cement International SA (TITC GA)	11,123	516,361
	UCB SA	10,087	1,849,342
	Umicore SA	17,076	155,221
	Van de Velde NV	2,388	89,343
	VGP NV	4,378	405,080
	Viohalco SA	4,480	27,877
#*Ω	X-Fab Silicon Foundries SE	20,775	115,840

TOTAL BELGIUM			34,929,213

BRAZIL — (1.0%)
*	Allianca Saude e Participacoes SA	3,604	3,709
	Allied Tecnologia SA	30,900	38,168
	Allos SA	81,236	304,321
	Alupar Investimento SA	52,689	286,138
#	Ambev SA (ABEV US), ADR	123,103	311,451
	Anima Holding SA	94,515	53,127
	Armac Locacao Logistica E Servicos SA	6,800	5,248
	Atacadao SA	187,897	283,080
	Auren Energia SA	28,552	44,928

		Shares	Value»
BRAZIL — (Continued)
*	Automob Participacoes SA	103,108	$4,905
	B3 SA - Brasil Bolsa Balcao	239,017	568,150
	Banco Bradesco SA (BBDC3 BZ)	98,992	213,329
	Banco BTG Pactual SA	22,065	148,172
	Banco do Brasil SA	170,924	871,313
	Banco Santander Brasil SA	166,939	868,354
	BB Seguridade Participacoes SA	91,355	688,485
	Bemobi Mobile Tech SA	21,514	71,686
*	Blau Farmaceutica SA	16,500	37,535
	Boa Safra Sementes SA	28,190	51,312
	BR Advisory Partners Participacoes SA	16,368	42,397
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	22,841	85,244
	Brava Energia	44,491	136,095
	BRF SA	67,158	268,625
	Brisanet Servicos de Telecomunicacoes SA	11,500	5,633
	C&A Modas SA	69,733	163,546
	Caixa Seguridade Participacoes SA	23,666	68,223
	Camil Alimentos SA	56,357	43,297
	CCR SA	226,133	535,931
	Centrais Eletricas Brasileiras SA	69,897	541,303
*	Cia Brasileira de Aluminio	86,745	60,070
*	Cia Brasileira de Distribuicao	73,312	54,643
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	30,824	618,582
	Cia de Saneamento de Minas Gerais Copasa MG	72,502	273,903
	Cia De Sanena Do Parana (SAPR11 BZ)	85,475	462,833

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Cia De Sanena Do Parana (SAPR3 BZ)	35,300	$38,254
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	12,653	23,914
	Cia Energetica de Minas Gerais (CMIG3 BZ)	55,020	147,750
	Cia Paranaense de Energia - Copel	120,963	222,523
	Cia Paranaense de Energia - Copel, ADR	1,200	8,868
	Cia Siderurgica Nacional SA (CSNA3 BZ)	215,460	353,079
#	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	28,200	47,376
	Cogna Educacao SA	408,730	185,814
	Cosan SA	180,977	247,780
	CPFL Energia SA	22,752	153,106
	Cruzeiro do Sul Educacional SA	89,202	64,287
	CSU Digital SA	8,100	24,506
	Cury Construtora e Incorporadora SA	48,100	233,501
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	96,487	421,471
Ω	Desktop SA	36,610	59,542
	Dexco SA	169,106	164,781
*	Diagnosticos da America SA	39,480	12,244
	Dimed SA Distribuidora da Medicamentos	29,900	48,366
	Direcional Engenharia SA	32,225	206,405
	EcoRodovias Infraestrutura e Logistica SA	57,169	66,586
	Eletromidia SA	13,500	72,743
*	Embraer SA (EMBR3 BZ)	89,895	1,028,340
	Empreendimentos Pague Menos SA	129,519	75,313
	Energisa SA	68,020	550,618
*	Eneva SA	83,675	199,193

		Shares	Value»
BRAZIL — (Continued)
	Engie Brasil Energia SA	27,586	$202,065
	Equatorial Energia SA	115,031	746,111
	Eternit SA	14,100	11,230
	Even Construtora e Incorporadora SA	52,473	53,165
	Ez Tec Empreendimentos e Participacoes SA	40,956	95,838
	Fleury SA	81,925	187,520
	Fras-Le SA	23,358	120,347
	Gerdau SA, Sponsored ADR	237,430	619,692
Ω	GPS Participacoes e Empreendimentos SA	45,574	121,260
	Grendene SA	43,150	42,274
*	Grupo Casas Bahia SA	28,235	27,065
	Grupo Mateus SA	160,053	217,159
	Grupo SBF SA	42,017	78,553
	Guararapes Confeccoes SA	40,800	58,520
*Ω	Hapvida Participacoes e Investimentos SA	1,134,832	463,919
*	Hidrovias do Brasil SA	44,109	23,550
	Hypera SA	104,839	445,577
	Iochpe Maxion SA	46,160	100,207
	Irani Papel e Embalagem SA	35,169	49,762
*	IRB-Brasil Resseguros SA	22,012	185,517
	Jalles Machado SA	59,829	42,169
	JBS SA	116,808	907,271
	JHSF Participacoes SA	130,759	118,198
	JSL SA	40,755	48,402
	Kepler Weber SA	46,800	61,849
	Klabin SA	175,404	572,714
	Lavvi Empreendimentos Imobiliarios SA	36,000	66,226
	Localiza Rent a Car SA	58,152	440,202
	LOG Commercial Properties e Participacoes SA	12,594	46,603
*	Log-in Logistica Intermodal SA	10,894	42,845
	Lojas Quero-Quero SA	54,141	26,330
	Lojas Renner SA	292,988	754,263

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
Ω	LWSA SA	115,435	$73,429
	M Dias Branco SA	15,058	67,315
	Magazine Luiza SA	21,327	35,024
	Mahle Metal Leve SA	13,200	68,894
	Marcopolo SA	50,800	48,874
	Marfrig Global Foods SA	88,781	336,029
	Melnick Even Desenvolvimento Imobiliario SA	25,547	14,585
	Mills Locacao Servicos e Logistica SA	45,673	81,767
*	Minerva SA	25,386	26,437
	Moura Dubeux Engenharia SA	25,187	73,051
	Movida Participacoes SA	45,707	56,941
*	MRV Engenharia e Participacoes SA	100,488	104,823
	Multiplan Empreendimentos Imobiliarios SA	60,291	273,454
	Natura & Co. Holding SA	203,694	341,335
	Neoenergia SA	35,776	144,361
*	Oceanpact Servicos Maritimos SA	27,300	26,073
	Odontoprev SA	92,393	173,873
*	Oncoclinicas do Brasil Servicos Medicos SA	14,278	15,221
*	Orizon Valorizacao de Residuos SA	11,528	99,616
	Pet Center Comercio e Participacoes SA	59,500	48,752
	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	24,230	255,869
	Petroleo Brasileiro SA (PETR3 BZ)	635,315	3,587,896
	Petroreconcavo SA	45,407	102,733
	Plano & Plano Desenvolvimento Imobiliario SA	19,900	40,956
	Porto Seguro SA	92,486	716,890
	Positivo Tecnologia SA	23,500	25,466
*	PRIO SA	196,674	1,168,233
*	Qualicorp Consultoria e Corretora de Seguros SA	43,800	15,899
	Raia Drogasil SA	227,100	793,929

		Shares	Value»
BRAZIL — (Continued)
Ω	Rede D’Or Sao Luiz SA	15,563	$87,809
	Romi SA	26,826	43,299
	Rumo SA	63,328	216,481
	Santos Brasil Participacoes SA	151,049	360,379
	Sao Carlos Empreendimentos e Participacoes SA	9,300	30,267
	Sao Martinho SA	62,400	214,518
#	Sendas Distribuidora SA (ASAI US), ADR	3,578	29,053
	Sendas Distribuidora SA (ASAI3 BZ)	300,023	485,839
Ω	Ser Educacional SA	45,190	47,697
*	Serena Energia SA	68,844	118,883
*	Simpar SA	46,871	44,268
	SLC Agricola SA	37,092	129,343
	Smartfit Escola de Ginastica e Danca SA	51,123	220,251
	Suzano SA (SUZB3 BZ)	148,193	1,307,720
	Tegma Gestao Logistica SA	10,018	62,948
#	Telefonica Brasil SA (VIV US), ADR	1,013	9,836
	Telefonica Brasil SA (VIVT3 BZ)	57,440	281,272
	TIM SA	197,336	658,928
	TOTVS SA	50,973	337,895
	Transmissora Alianca de Energia Eletrica SA	75,150	475,651
	Tres Tentos Agroindustrial SA	27,032	77,164
	Trisul SA	36,232	44,435
	Tupy SA	50,083	189,295
	Ultrapar Participacoes SA (UGPA3 BZ)	180,177	566,074
	Unifique Telecomunicacoes SA	47,900	33,002
	Unipar Carbocloro SA	8,239	72,690
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	29,569	28,709
	Vale SA (VALE US), Sponsored ADR	75,500	702,905
	Vale SA (VALE3 BZ)	397,700	3,704,293

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	23,581	$102,840
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	89,553	77,637
	Veste SA Estilo	1,700	1,968
	Vibra Energia SA	371,174	1,229,584
	Vivara Participacoes SA	28,310	110,294
	Vulcabras SA	47,216	139,772
	WEG SA	67,868	533,841
	Wilson Sons SA	60,127	181,489
	Wiz Co	25,600	26,930
	YDUQS Participacoes SA	67,054	168,842
*	Zamp SA	36,410	20,145

TOTAL BRAZIL			41,838,470

CANADA — (7.2%)
*	5N Plus, Inc.	22,100	106,444
	Acadian Timber Corp.	4,133	51,775
*	ACT Energy Technologies Ltd.	7,700	27,089
	ADENTRA, Inc.	6,745	132,150
	ADF Group, Inc.	6,900	30,431
*	Advantage Energy Ltd.	61,829	439,073
	Aecon Group, Inc.	25,549	299,116
	Africa Oil Corp.	122,132	159,464
	Ag Growth International, Inc.	6,585	158,678
	AGF Management Ltd., Class B	30,300	225,503
	Agnico Eagle Mines Ltd. (AEM CN)	22,991	2,702,200
	Agnico Eagle Mines Ltd. (AEM US)	31,200	3,668,510
#*	Aimia, Inc.	23,772	44,833
#*	Air Canada	48,395	490,409
	Alamos Gold, Inc. (AGI CN), Class A	33,187	948,716
	Alamos Gold, Inc. (AGI US), Class A	56,128	1,600,771
	Algoma Central Corp.	4,600	51,385
	Algoma Steel Group, Inc. (ASTL US)	18,583	95,052

		Shares	Value»
CANADA — (Continued)
#	Algonquin Power & Utilities Corp. (AQN CN)	23,300	$125,576
#	Algonquin Power & Utilities Corp. (AQN US)	91,020	489,688
	Alimentation Couche-Tard, Inc.	57,848	3,019,543
	AltaGas Ltd.	81,960	2,425,626
	Altius Minerals Corp.	8,140	159,954
	Altus Group Ltd.	4,925	183,410
	Amerigo Resources Ltd.	65,100	81,694
	Andlauer Healthcare Group, Inc.	7,033	272,933
	Andrew Peller Ltd., Class A	10,400	33,721
	ARC Resources Ltd.	223,661	4,138,695
*	Aritzia, Inc.	39,144	1,376,826
*	Arizona Sonoran Copper Co., Inc.	9,300	14,167
	Atco Ltd., Class I	16,401	616,614
*	Athabasca Oil Corp.	187,300	616,816
	AtkinsRealis Group, Inc.	26,330	1,303,895
#*	ATS Corp. (ATS CN)	9,128	230,021
	Aura Minerals, Inc.	2,500	51,683
#*	Aurora Cannabis, Inc. (ACB CN)	552	2,557
#*	Aurora Cannabis, Inc. (ACB US)	471	2,185
#*	AutoCanada, Inc.	8,401	95,003
	B2Gold Corp. (BTG US)	259,700	807,667
	B2Gold Corp. (BTO CN)	337,844	1,056,222
	Badger Infrastructure Solution	13,920	396,618
#*	Ballard Power Systems, Inc. (BLDP CN)	4,900	5,971
#*	Ballard Power Systems, Inc. (BLDP US)	57,556	70,218
	Bank of Montreal (BMO US)	67,310	6,426,759
	Bank of Nova Scotia (BNS CN)	3,916	195,942
	Bank of Nova Scotia (BNS US)	73,748	3,685,925
	Barrick Gold Corp. (0R22 LI)	32,190	611,072

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Barrick Gold Corp. (ABX CN)	3,391	$64,667
	Barrick Gold Corp. (GOLD US)	200,729	3,821,880
*	Bausch & Lomb Corp.	9,857	113,947
#*	Bausch Health Cos., Inc. (BHC CN)	29,319	155,889
#*	Bausch Health Cos., Inc. (BHC US)	24,186	128,186
#	Baytex Energy Corp.	250,239	386,631
#	BCE, Inc. (BCE CN)	156	3,467
	BCE, Inc. (BCE US)	12,923	287,537
	Birchcliff Energy Ltd.	71,415	291,648
	Bird Construction, Inc.	19,843	303,855
	Black Diamond Group Ltd.	16,027	94,632
	BMTC Group, Inc.	1,900	16,194
*	Bombardier, Inc. (BBD/A CN), Class A	504	33,506
*	Bombardier, Inc. (BBD/B CN), Class B	14,138	934,463
*	Bonterra Energy Corp.	12,185	28,019
	Boralex, Inc., Class A	25,843	573,997
#	Boyd Group Services, Inc.	6,929	995,170
*	Bragg Gaming Group, Inc.	2,600	10,166
	Brookfield Corp. (BN US)	23,760	1,275,172
#	Brookfield Infrastructure Corp., Class A	23,900	894,816
	Brookfield Renewable Corp.	4,500	128,070
#	BRP, Inc. (DOO CN)	518	17,547
	BRP, Inc. (DOOO US)	6,204	210,254
*	CAE, Inc. (CAE CN)	5,583	139,676
#*	CAE, Inc. (CAE US)	36,662	917,283
*	Calfrac Well Services Ltd.	8,000	19,208
	Calian Group Ltd.	3,900	134,602
#	Cameco Corp. (CCJ US)	9,765	440,890
	Canaccord Genuity Group, Inc.	29,551	181,130
*	Canacol Energy Ltd.	8,897	19,167

		Shares	Value»
CANADA — (Continued)
#*	Canada Goose Holdings, Inc. (GOOS CN)	10,400	$87,056
	Canadian Imperial Bank of Commerce (CM US)	73,320	4,615,494
	Canadian National Railway Co. (CNI US)	35,088	3,397,220
	Canadian National Railway Co. (CNR CN)	60	5,811
	Canadian Natural Resources Ltd. (CNQ CN)	568	16,299
	Canadian Natural Resources Ltd. (CNQ US)	254,516	7,302,064
	Canadian Pacific Kansas City Ltd. (CP US)	20,575	1,491,070
	Canadian Tire Corp. Ltd., Class A	19,795	2,166,451
	Canadian Utilities Ltd., Class A	19,541	546,995
*	Canfor Corp.	16,248	155,220
#	Capital Power Corp.	32,001	1,214,952
#*	Capstone Copper Corp.	147,815	711,948
#	Cardinal Energy Ltd.	45,786	190,637
	Cargojet, Inc.	1,100	68,062
	Cascades, Inc.	57,125	365,888
	CCL Industries, Inc., Class B	38,088	1,990,323
*	Celestica, Inc. (CLS CN)	21,675	1,849,434
*	Celestica, Inc. (CLS US)	21,881	1,867,543
	Cenovus Energy, Inc. (CVE CN)	103,904	1,223,242
	Cenovus Energy, Inc. (CVE US)	316,100	3,720,497
	Centerra Gold, Inc.	75,250	503,814
	CES Energy Solutions Corp.	98,206	433,115
	CGI, Inc. (GIB US)	14,481	1,535,855
	CGI, Inc. (GIBA CN)	12,368	1,311,442
	China Gold International Resources Corp. Ltd. (2099 HK)	17,900	112,979

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	China Gold International Resources Corp. Ltd. (CGG CN)	94,140	$587,948
	CI Financial Corp.	45,671	1,035,267
*	Cineplex, Inc.	20,543	147,076
*	Cipher Pharmaceuticals, Inc.	4,757	46,652
#	Cogeco Communications, Inc.	5,105	251,066
	Cogeco, Inc.	1,507	70,092
	Colliers International Group, Inc. (CIGI CN)	1,500	179,323
	Colliers International Group, Inc. (CIGI US)	5,870	700,702
	Computer Modelling Group Ltd.	26,284	151,572
	Constellation Software, Inc.	1,541	5,553,625
	Corby Spirit & Wine Ltd.	3,900	43,142
*	Cronos Group, Inc. (CRON CN)	7,100	13,339
#*	Cronos Group, Inc. (CRON US)	72,551	136,396
*	Culico Metals, Inc.	1,306	118
	Definity Financial Corp.	30,208	1,507,771
#*	Denison Mines Corp. (DML CN)	90,674	130,230
#	dentalcorp Holdings Ltd.	17,249	105,226
*	Descartes Systems Group, Inc. (DSGX US)	6,343	668,489
	Dexterra Group, Inc.	13,416	83,496
*	Docebo, Inc.	4,175	130,768
	Dollarama, Inc.	42,500	5,243,907
#	Doman Building Materials Group Ltd.	26,592	132,709
	Dominion Lending Centres, Inc.	2,400	13,840
*	Dorel Industries, Inc., Class B	11,212	13,501
	DREAM Unlimited Corp., Class A	13,700	188,914
	Dundee Precious Metals, Inc.	81,044	1,062,284

		Shares	Value»
CANADA — (Continued)
#	Dye & Durham Ltd.	6,736	$43,682
	Dynacor Group, Inc.	9,700	33,422
	E-L Financial Corp. Ltd.	400	392,340
*	Eldorado Gold Corp. (EGO US)	3,557	67,014
*	Eldorado Gold Corp. (ELD CN)	69,839	1,314,096
	Element Fleet Management Corp.	136,349	2,985,911
#	Emera, Inc.	28,900	1,300,773
	Empire Co. Ltd., Class A	50,247	1,866,130
	Enbridge, Inc. (ENB CN)	31,909	1,492,203
	Enbridge, Inc. (ENB US)	60,256	2,813,353
*	Endeavour Silver Corp. (EDR CN)	14,200	51,502
*	Endeavour Silver Corp. (EXK US)	14,486	52,729
	Enerflex Ltd. (EFX CN)	36,512	238,893
	Enerflex Ltd. (EFXT US)	9,894	64,806
*	Energy Fuels, Inc.	27,818	126,519
	Enghouse Systems Ltd.	14,122	256,605
*	Ensign Energy Services, Inc.	56,169	73,338
#	EQB, Inc.	11,580	800,587
*	Equinox Gold Corp. (EQX CN)	31,847	214,145
#*	Equinox Gold Corp. (EQX US)	96,823	648,714
*	ERO Copper Corp. (ERO CN)	15,478	193,335
*	ERO Copper Corp. (ERO US)	18,292	228,101
	Evertz Technologies Ltd.	10,300	81,961
#	Exchange Income Corp.	9,600	352,775
	Exco Technologies Ltd.	9,498	39,271
	Extendicare, Inc.	25,174	251,996
	Fairfax Financial Holdings Ltd.	2,753	4,298,043
	Fiera Capital Corp.	31,773	145,889
	Finning International, Inc.	56,844	1,604,381
*	Firan Technology Group Corp.	6,200	40,476

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Firm Capital Mortgage Investment Corp.	15,144	$130,063
	First Majestic Silver Corp. (AG US)	93,854	587,526
	First Majestic Silver Corp. (FR CN)	10,702	66,839
#	First National Financial Corp.	6,600	179,243
*	First Quantum Minerals Ltd.	143,680	1,929,143
	FirstService Corp. (FSV US)	6,756	1,185,881
#	Fortis, Inc. (FTS CN)	26,021	1,288,593
#	Fortis, Inc. (FTS US)	15,999	792,110
*	Fortuna Mining Corp. (FSM US)	55,338	345,862
*	Fortuna Mining Corp. (FVI CN)	83,472	520,716
	Franco-Nevada Corp. (FNV US)	7,320	1,257,430
#	Freehold Royalties Ltd.	41,798	345,942
	Frontera Energy Corp.	4,809	17,372
	Gamehost, Inc.	8,187	59,030
*	GDI Integrated Facility Services, Inc.	3,443	78,445
	George Weston Ltd.	8,724	1,699,744
	GFL Environmental, Inc.	12,275	612,522
	Gibson Energy, Inc.	58,333	917,774
	Gildan Activewear, Inc. (GIL CN)	389	17,926
	Gildan Activewear, Inc. (GIL US)	42,626	1,965,911
*	Global Atomic Corp.	46,400	25,916
	goeasy Ltd.	6,000	677,426
*	GoGold Resources, Inc.	57,700	74,082
*	GoldMoney, Inc.	20	116
*	Gran Tierra Energy, Inc. (GTE CN)	13,205	58,619
	Great-West Lifeco, Inc.	36,571	1,422,147
	Guardian Capital Group Ltd., Class A.	8,800	256,927
*	Haivision Systems, Inc.	8,928	26,293
	Hammond Power Solutions, Inc.	3,227	214,884
	Headwater Exploration, Inc.	85,184	346,025
	High Liner Foods, Inc.	7,375	90,623

		Shares	Value»
CANADA — (Continued)
*	HLS Therapeutics, Inc.	2,000	$6,151
	Hudbay Minerals, Inc. (HBM CN)	121,585	884,595
	Hudbay Minerals, Inc. (HBM US)	55,600	404,212
Ω	Hydro One Ltd.	28,071	1,079,998
#*	i-80 Gold Corp.	17,870	11,148
	iA Financial Corp., Inc.	36,578	3,553,261
*	IAMGOLD Corp. (IAG US)	12,000	84,960
*	IAMGOLD Corp. (IMG CN)	244,187	1,730,529
	IGM Financial, Inc.	24,077	765,134
*	Imperial Metals Corp.	21,384	53,980
#	Imperial Oil Ltd. (IMO CN)	6,378	430,212
	Imperial Oil Ltd. (IMO US)	17,505	1,179,487
	Information Services Corp.	4,900	94,830
	Innergex Renewable Energy, Inc.	34,125	336,154
	InPlay Oil Corp.	783	3,955
	Intact Financial Corp.	11,349	2,520,472
*	Interfor Corp.	14,670	141,316
*	International Petroleum Corp. (IPCO CN)	1,551	20,645
#*	International Petroleum Corp. (IPCO SS)	36,209	494,783
#*	Ivanhoe Mines Ltd., Class A	15,341	136,206
Ω	Jamieson Wellness, Inc.	5,611	130,039
*	K92 Mining, Inc.	82,662	760,303
	K-Bro Linen, Inc.	2,800	71,107
*	Kelt Exploration Ltd.	59,923	242,978
	Keyera Corp.	66,289	2,057,527
*	Kinaxis, Inc.	138	18,634
	Kinross Gold Corp. (K CN)	445,385	6,574,485
	Kinross Gold Corp. (KGC US)	188,400	2,780,784
*	Knight Therapeutics, Inc.	25,978	114,570
*	Kolibri Global Energy, Inc.	2,900	19,668
	KP Tissue, Inc.	2,889	16,744
	Labrador Iron Ore Royalty Corp.	20,388	441,597
#*	Largo, Inc. (LGO CN)	4,970	7,643

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Lassonde Industries, Inc., Class A	1,012	$152,145
	Laurentian Bank of Canada	11,572	229,660
	Leon’s Furniture Ltd.	10,815	180,433
#*	Lightspeed Commerce, Inc. (LSPD US)	39,616	388,237
#	Linamar Corp.	15,966	585,899
	Loblaw Cos. Ltd.	11,809	1,917,057
*	Lucara Diamond Corp.	157,133	39,893
	Lundin Gold, Inc.	41,117	1,677,070
	Lundin Mining Corp.	237,601	1,944,102
	Magellan Aerospace Corp.	7,228	71,305
	Magna International, Inc. (MG CN)	5,037	175,013
	Magna International, Inc. (MGA US)	75,692	2,631,054
	Mainstreet Equity Corp	1,200	162,069
*	Major Drilling Group International, Inc.	32,971	208,550
	Manulife Financial Corp. (MFC CN)	20,608	631,574
	Manulife Financial Corp. (MFC US)	65,433	2,003,558
	Maple Leaf Foods, Inc.	23,609	432,072
	Martinrea International, Inc.	16,685	88,835
*	Mattr Corp.	18,364	126,814
*	MDA Space Ltd.	27,244	531,797
	Medical Facilities Corp.	10,522	111,051
#	MEG Energy Corp.	119,337	1,674,146
	Melcor Developments Ltd.	4,200	36,833
	Methanex Corp. (MEOH US)	25,592	800,774
	Methanex Corp. (MX CN)	800	25,069
	Metro, Inc.	29,325	2,259,877
	Morguard Corp.	800	67,309
	MTY Food Group, Inc.	7,270	228,704
#	Mullen Group Ltd.	26,503	252,034
#	National Bank of Canada	81,086	7,121,622
	Neo Performance Materials, Inc.	5,700	46,349
*	New Gold, Inc. (NGD CN)	191,984	764,538

		Shares	Value»
CANADA — (Continued)
*	New Gold, Inc. (NGD US)	121,100	$481,978
*	NFI Group, Inc.	9,211	77,504
	North American Construction Group Ltd. (NOA CN)	5,210	79,363
	North American Construction Group Ltd. (NOA US)	1,520	23,089
	North West Co., Inc.	19,336	775,628
#	Northland Power, Inc.	85,800	1,165,700
	Nutrien Ltd. (NTR CN)	29,041	1,657,861
#	Nutrien Ltd. (NTR US)	40,814	2,328,423
*	NuVista Energy Ltd.	58,390	497,666
*	Obsidian Energy Ltd. (OBE US)	27,221	114,600
	OceanaGold Corp.	288,782	1,022,237
	Onex Corp.	26,115	1,849,039
#	Open Text Corp. (OTEX US)	59,166	1,603,399
*	Orezone Gold Corp.	26,000	20,934
#*	Organigram Global, Inc.	5,451	6,365
*	Orla Mining Ltd. (ORLA US)	11,449	125,939
#	Osisko Gold Royalties Ltd. (OR CN)	22,146	530,759
	Osisko Gold Royalties Ltd. (OR US)	12,357	296,939
	Pan American Silver Corp. (PAAS CN)	87,196	2,195,406
	Pan American Silver Corp. (PAAS US)	18,699	470,841
	Paramount Resources Ltd., Class A	32,032	363,627
	Parex Resources, Inc.	34,096	274,529
	Parkland Corp.	46,223	1,164,460
	Pason Systems, Inc.	25,293	201,449
	Pembina Pipeline Corp. (PBA US)	37,393	1,428,413
	Pembina Pipeline Corp. (PPL CN)	1,809	69,147
*	Perpetua Resources Corp.	5,688	83,784
	Pet Valu Holdings Ltd.	3,906	81,061
#	Peyto Exploration & Development Corp.	65,658	822,035
	PHX Energy Services Corp.	16,900	92,799
#	Pine Cliff Energy Ltd.	37,500	14,961

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Pizza Pizza Royalty Corp.	8,700	$90,244
	Polaris Renewable Energy, Inc.	8,314	72,188
	Pollard Banknote Ltd.	4,583	68,083
	PrairieSky Royalty Ltd.	34,686	583,971
*	Precision Drilling Corp. (PD CN)	4,409	184,468
#*	Precision Drilling Corp. (PDS US)	600	25,032
	Premium Brands Holdings Corp.	13,922	791,633
#	Propel Holdings, Inc.	8,500	166,597
*	Quarterhill, Inc.	41,182	42,120
	Quebecor, Inc., Class B	63,577	1,744,148
	RB Global, Inc. (RBA CN)	2,500	251,940
	RB Global, Inc. (RBA US)	13,472	1,356,630
*	Real Matters, Inc.	3,718	16,209
	Restaurant Brands International, Inc. (QSR CN)	11,748	756,982
#	Restaurant Brands International, Inc. (QSR US)	16,446	1,059,122
	Richelieu Hardware Ltd.	17,500	413,953
	Rogers Communications, Inc. (RCI US), Class B	14,303	373,165
#	Rogers Communications, Inc. (RCIB CN), Class B	47,065	1,226,981
	Rogers Sugar, Inc.	41,478	169,992
	Royal Bank of Canada (RY CN)	72,395	8,689,395
	Royal Bank of Canada (RY US)	63,446	7,605,906
	Russel Metals, Inc.	21,780	631,945
	Sandstorm Gold Ltd. (SAND US)	120,390	1,047,393
*	Sangoma Technologies Corp.	3,800	21,335
	Saputo, Inc.	42,295	825,283
*	Saturn Oil & Gas, Inc.	13,800	15,416
	Savaria Corp.	11,749	147,949
#*	Seabridge Gold, Inc. (SA US)	10,332	128,427

		Shares	Value»
CANADA — (Continued)
#*	Seabridge Gold, Inc. (SEA CN)	4,791	$59,531
	Secure Waste Infrastructure Corp.	95,708	911,538
*	Shopify, Inc. (SHOP US), Class A	11,068	1,051,460
	Sienna Senior Living, Inc.	21,062	258,653
*	SNDL, Inc.	5,618	8,371
*	Source Energy Services Ltd.	6,300	41,494
#	South Bow Corp.	28,479	703,168
*	Spartan Delta Corp.	23,057	45,157
Ω	Spin Master Corp.	7,902	139,744
	Sprott, Inc. (SII CN)	1,989	104,500
	Sprott, Inc. (SII US)	1,953	102,552
*	SSR Mining, Inc. (SSRM CN)	64,155	683,153
	Stantec, Inc. (STN CN)	8,643	758,598
	Stantec, Inc. (STN US)	11,731	1,029,982
	Stella-Jones, Inc.	16,113	790,105
*Ω	STEP Energy Services Ltd.	10,300	29,138
	StorageVault Canada, Inc.	48,103	131,545
	Strathcona Resources Ltd.	251	4,493
#	Sun Life Financial, Inc. (SLF CN)	76,133	4,536,723
	Sun Life Financial, Inc. (SLF US)	28,725	1,710,574
	Suncor Energy, Inc. (SU CN)	29,216	1,031,858
	Suncor Energy, Inc. (SU US)	169,953	5,997,641
	Superior Plus Corp.	79,838	400,754
	Surge Energy, Inc.	27,588	93,456
	Sylogist Ltd.	6,800	41,976
	Tamarack Valley Energy Ltd.	186,431	482,779
*	Taseko Mines Ltd. (TKO CN)	90,127	204,626
	TC Energy Corp. (TRP CN)	3,561	179,910
	TC Energy Corp. (TRP US)	126,263	6,364,918
	Teck Resources Ltd. (TECK US), Class B	76,842	2,611,860
	Teck Resources Ltd. (TECKB CN), Class B	6,161	209,374

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	TELUS Corp.	14,671	$225,822
*	Tenaz Energy Corp.	10,400	118,514
	TerraVest Industries, Inc.	6,094	635,171
	TFI International, Inc. (TFII CN)	9,234	750,656
	TFI International, Inc. (TFII US)	5,857	476,350
	Thomson Reuters Corp. (TRI US)	6,520	1,212,590
#	Timbercreek Financial Corp.	34,144	171,389
	TMX Group Ltd.	29,375	1,190,469
	Topaz Energy Corp.	29,771	497,335
*	Torex Gold Resources, Inc.	38,727	1,254,287
	Toromont Industries Ltd.	20,391	1,725,233
#	Toronto-Dominion Bank (TD CN)	53,645	3,427,817
#	Toronto-Dominion Bank (TD US)	89,326	5,697,212
	Total Energy Services, Inc.	16,098	103,459
*	Touchstone Exploration, Inc.	17,050	4,514
	Tourmaline Oil Corp.	91,889	4,059,226
#	TransAlta Corp.	36,699	326,988
	TransAlta Corp.	57,990	516,972
	Transcontinental, Inc., Class A	26,281	358,395
	Trican Well Service Ltd.	112,926	331,750
	Triple Flag Precious Metals Corp. (TFPM CN)	900	18,678
	Triple Flag Precious Metals Corp. (TFPM US)	16,149	335,748
*	Trisura Group Ltd. (TRRSF US)	242	6,526
*	Trisura Group Ltd. (TSU CN)	10,447	286,817
*	Valeura Energy, Inc.	4,500	24,547
	Vecima Networks, Inc.	3,700	26,839
	Veren, Inc. (VRN CN)	132,111	781,971
#	Veren, Inc. (VRN US)	82,900	489,939
#	Vermilion Energy, Inc. (VET CN)	39,174	236,419
	Vermilion Energy, Inc. (VET US)	17,207	103,758
	VersaBank (VBNK CN)	2,000	22,182

		Shares	Value»
CANADA — (Continued)
	VersaBank (VBNK US)	2,582	$28,609
*	VerticalScope Holdings, Inc.	3,500	11,932
*	Vitalhub Corp.	8,887	72,522
	Wajax Corp.	9,255	118,356
*	Wall Financial Corp.	200	1,816
	Waste Connections, Inc. (WCN CN)	2,961	584,834
	Waste Connections, Inc. (WCN US)	7,735	1,528,603
*	Well Health Technologies Corp.	96,193	276,312
*	Wesdome Gold Mines Ltd.	58,768	722,984
	West Fraser Timber Co. Ltd. (WFG CN)	8,795	651,172
#	West Fraser Timber Co. Ltd. (WFG US)	7,824	578,814
*	Western Forest Products, Inc.	46,559	13,002
*	Westgold Resources Ltd.	10,989	20,965
	Westshore Terminals Investment Corp.	12,032	222,294
#	Wheaton Precious Metals Corp. (WPM US)	16,499	1,377,996
#	Whitecap Resources, Inc.	215,972	1,225,082
	Winpak Ltd.	11,227	347,820
	WSP Global, Inc.	12,651	2,242,419
#*	Yangarra Resources Ltd.	39,182	24,158
	Yellow Pages Ltd.	3,896	28,600

TOTAL CANADA			316,070,739

CHILE — (0.2%)
	Aguas Andinas SA, Class A	597,405	220,756
	Banco de Chile (BCH US), ADR	8,233	243,033
	Banco de Chile (CHILE CI)	1,442,844	211,804
	Banco de Credito e Inversiones SA	8,540	338,213
	Banco Santander Chile (BSAC US), ADR	600	14,454
	Banco Santander Chile (BSAN CI)	2,316,770	140,075
	Besalco SA	135,131	104,892
	Bicecorp SA	464,913	128,148

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
*	CAP SA	23,985	$123,359
	Cencosud SA	249,170	852,592
	Cencosud Shopping SA	77,297	163,265
	Cia Cervecerias Unidas SA (CCU CI)	21,510	165,149
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	5,319	80,955
	Cia Sud Americana de Vapores SA	3,353,894	185,247
	Colbun SA	1,263,682	197,502
	Embotelladora Andina SA, ADR, Class B	5,464	141,518
	Empresa Nacional de Telecomunicaciones SA	48,789	141,180
	Empresas CMPC SA	152,916	239,817
	Empresas Copec SA	50,085	343,812
	Enel Americas SA (ENELAM CI)	702,655	68,997
	Enel Chile SA (ENELCHIL CI)	3,623,712	256,407
	Enel Chile SA (ENIC US), ADR	24,310	85,085
	Engie Energia Chile SA	131,027	155,120
	Falabella SA	29,246	132,799
	Forus SA	13,373	32,110
	Inversiones Aguas Metropolitanas SA	142,221	129,170
	Inversiones La Construccion SA	10,623	123,542
	Latam Airlines Group SA	13,714,446	216,531
#	Latam Airlines Group SA, ADR	1,022	32,142
	Multiexport Foods SA	25,298	6,766
	Parque Arauco SA	131,716	303,246
	PAZ Corp. SA	29,524	16,370
	Plaza SA	56,571	132,930
*	Ripley Corp. SA	324,104	149,851
	Salfacorp SA	193,901	138,429
	Sigdo Koppers SA	12,552	14,694
	SMU SA	866,974	169,844
	Sociedad Matriz SAAM SA	1,592,635	200,154
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	8,077	276,233
	SONDA SA	190,611	77,010

		Shares	Value»
CHILE — (Continued)
	Vina Concha y Toro SA	114,274	$141,682

TOTAL CHILE			6,894,883

CHINA — (7.1%)
	360 Security Technology, Inc., Class A	23,200	32,724
	361 Degrees International Ltd.	364,000	199,898
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	35,400	73,971
Ω	3SBio, Inc.	602,000	928,210
*	5I5J Holding Group Co. Ltd., Class A	67,400	29,371
	AAC Technologies Holdings, Inc.	288,000	1,378,644
*	ADAMA Ltd., Class A	18,100	15,436
*	Addsino Co. Ltd., Class A	21,000	19,749
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	797	20,688
	Advanced Technology & Materials Co. Ltd., Class A	24,500	37,789
*	AECC Aero Science & Technology Co. Ltd., Class A	8,300	28,090
	AECC Aero-Engine Control Co. Ltd., Class A	14,700	36,228
	AECC Aviation Power Co. Ltd., Class A	4,100	18,543
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	17,000	23,964
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	11,900	28,124
*	Agile Group Holdings Ltd.	518,000	30,185
*	Agora, Inc., ADR	25,710	84,329
	Agricultural Bank of China Ltd., Class H	1,878,000	1,145,987

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Aier Eye Hospital Group Co. Ltd., Class A	37,127	$66,416
#*Ω	AInnovation Technology Group Co. Ltd.	40,500	20,775
*	Air China Ltd., Class H	442,000	263,323
	Aisino Corp., Class A	25,500	28,892
	Ajisen China Holdings Ltd.	255,000	25,225
Ω	AK Medical Holdings Ltd.	130,000	94,595
*Ω	Akeso, Inc.	113,000	1,253,003
	Alibaba Group Holding Ltd. (9988 HK)	1,117,600	16,685,798
*	Alibaba Pictures Group Ltd.	4,370,000	285,433
#Ω	A-Living Smart City Services Co. Ltd.	247,750	96,002
	Allmed Medical Products Co. Ltd., Class A	16,300	18,049
#*Ω	Alphamab Oncology	62,000	51,448
	Aluminum Corp. of China Ltd., Class H	1,384,000	742,841
*	Amlogic Shanghai Co. Ltd., Class A	2,403	23,943
	Amoy Diagnostics Co. Ltd., Class A	13,520	38,672
	An Hui Wenergy Co. Ltd., Class A	26,300	26,544
	Andon Health Co. Ltd., Class A	5,000	26,098
*	ANE Cayman, Inc.	229,000	243,432
*	Angang Steel Co. Ltd., Class H	484,800	91,728
	Angel Yeast Co. Ltd., Class A	8,472	41,107
#Ω	Angelalign Technology, Inc.	7,000	43,747
	Anhui Anfu Battery Technology Co. Ltd., Class A	6,345	23,089
	Anhui Anke Biotechnology Group Co. Ltd., Class A	34,916	39,220
	Anhui Conch Cement Co. Ltd., Class H	302,000	850,752
	Anhui Construction Engineering Group Co. Ltd., Class A	62,100	39,357

		Shares	Value»
CHINA — (Continued)
	Anhui Expressway Co. Ltd., Class H	114,000	$172,297
	Anhui Guangxin Agrochemical Co. Ltd., Class A	27,636	41,081
	Anhui Gujing Distillery Co. Ltd., Class A	2,900	65,649
	Anhui Heli Co. Ltd., Class A	19,700	43,028
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	29,900	28,707
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	23,240	59,908
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	15,300	11,305
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	3,700	18,606
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,200	39,203
	Anhui Jinhe Industrial Co. Ltd., Class A	13,800	47,271
	Anhui Kouzi Distillery Co. Ltd., Class A	9,700	47,565
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	26,900	18,945
*	Anhui Tatfook Technology Co. Ltd., Class A	11,800	18,179
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	12,000	13,692
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	34,600	40,391
	Anhui Xinhua Media Co. Ltd., Class A	42,300	40,804
	Anhui Yingjia Distillery Co. Ltd., Class A	7,000	42,334
	Anhui Yingliu Electromechanical Co. Ltd., Class A	13,200	35,939

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	37,100	$92,617
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,199	55,990
	Anjoy Foods Group Co. Ltd., Class A	5,100	53,569
	Anker Innovations Technology Co. Ltd., Class A	5,200	63,813
	ANTA Sports Products Ltd.	202,400	2,391,521
	Anton Oilfield Services Group	806,000	99,598
	Aoshikang Technology Co. Ltd., Class A	9,200	31,528
	Aotecar New Energy Technology Co. Ltd., Class A	74,400	29,210
*	Aowei Holdings Ltd.	114,000	6,575
	Apeloa Pharmaceutical Co. Ltd., Class A	24,700	46,684
	ApicHope Pharmaceutical Group Co. Ltd.	6,168	33,865
	Appotronics Corp. Ltd., Class A	10,613	20,603
	APT Medical, Inc., Class A	672	38,541
	APT Satellite Holdings Ltd.	134,750	33,350
	Arctech Solar Holding Co. Ltd., Class A	4,879	31,392
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	9,200	36,346
	Asia Cement China Holdings Corp.	200,500	58,555
Ω	AsiaInfo Technologies Ltd.	111,200	134,150
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	22,200	26,333
	Asymchem Laboratories Tianjin Co. Ltd., Class A	2,920	32,916

		Shares	Value»
CHINA — (Continued)
	Aurisco Pharmaceutical Co. Ltd., Class A	3,800	$10,881
	Autel Intelligent Technology Corp. Ltd., Class A	12,180	70,054
	Autobio Diagnostics Co. Ltd., Class A	6,700	35,505
	Avary Holding Shenzhen Co. Ltd., Class A	15,900	62,810
	AviChina Industry & Technology Co. Ltd., Class H	988,000	454,658
	Avicopter PLC, Class A	3,800	18,573
	Bafang Electric Suzhou Co. Ltd., Class A	6,300	23,266
Ω	BAIC Motor Corp. Ltd., Class H	669,000	164,454
*	Baidu, Inc. (9888 HK), Class A	219,250	2,417,672
#*	Baidu, Inc. (BIDU US), Sponsored ADR	9,990	877,322
*Ω	Bairong, Inc.	89,500	89,790
	Baiyin Nonferrous Group Co. Ltd., Class A	127,300	47,612
	Bank of Beijing Co. Ltd., Class A	130,000	107,419
	Bank of Changsha Co. Ltd., Class A	100,100	124,877
	Bank of Chengdu Co. Ltd., Class A	79,300	185,504
	Bank of China Ltd., Class H	5,292,000	2,954,912
	Bank of Chongqing Co. Ltd., Class H	268,500	261,418
	Bank of Communications Co. Ltd., Class H	653,000	571,022
	Bank of Guiyang Co. Ltd., Class A	91,200	72,540
	Bank of Hangzhou Co. Ltd., Class A	78,200	158,409
	Bank of Jiangsu Co. Ltd., Class A	192,400	269,334
	Bank of Nanjing Co. Ltd., Class A	100,600	144,364
	Bank of Ningbo Co. Ltd., Class A	74,470	245,265

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Bank of Qingdao Co. Ltd., Class H	186,500	$88,563
	Bank of Shanghai Co. Ltd., Class A	89,793	128,406
	Bank of Suzhou Co. Ltd., Class A	87,594	97,023
	Bank of Tianjin Co. Ltd., Class H	44,500	10,319
	Bank of Xi’an Co. Ltd., Class A	107,700	51,355
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	361,966	42,929
	Baoji Titanium Industry Co. Ltd., Class A	10,300	41,453
	Baoshan Iron & Steel Co. Ltd., Class A	164,400	154,649
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	38,000	23,395
	Baowu Magnesium Technology Co. Ltd., Class A	13,160	21,649
	Baoxiniao Holding Co. Ltd., Class A	26,100	13,728
*	Baoye Group Co. Ltd., Class H	78,000	44,946
*	Baozun, Inc. (9991 HK), Class A	21,700	18,548
*	Baozun, Inc. (BZUN US), Sponsored ADR	10,967	28,624
	BBMG Corp., Class H.	767,000	69,248
*	Be Friends Holding Ltd.	204,000	21,427
	Bear Electric Appliance Co. Ltd., Class A	5,300	33,015
	Befar Group Co. Ltd., Class A	48,200	27,120
	Beibuwan Port Co. Ltd., Class A	41,700	48,450
*	BeiGene Ltd. (6160 HK)	14,800	299,101
	Beijing BDStar Navigation Co. Ltd., Class A	6,400	22,532
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	5,980	21,617

		Shares	Value»
CHINA — (Continued)
*	Beijing Capital Development Co. Ltd., Class A	68,727	$22,436
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	167,830	73,048
#*	Beijing Capital International Airport Co. Ltd., Class H	646,000	232,878
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	26,250	31,536
*	Beijing Cuiwei Tower Co. Ltd., Class A	25,900	30,127
	Beijing Dabeinong Technology Group Co. Ltd., Class A	43,900	24,650
	Beijing Dahao Technology Corp. Ltd., Class A	11,040	20,165
	Beijing Easpring Material Technology Co. Ltd., Class A	6,900	35,940
	Beijing Energy International Holding Co. Ltd.	196,000	25,534
	Beijing Enlight Media Co. Ltd., Class A	21,398	56,848
	Beijing Enterprises Water Group Ltd.	1,378,000	435,242
	Beijing Fengjing Automotive Parts Co. Ltd.	40,800	20,170
	Beijing Gehua CATV Network Co. Ltd., Class A	48,800	48,401
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	60,568	45,121
*	Beijing Haixin Energy Technology Co. Ltd., Class A	58,600	23,472
	Beijing Haohua Energy Resource Co. Ltd., Class A	35,600	35,405
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,129	22,569

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Beijing Jetsen Technology Co. Ltd., Class A	70,230	$51,143
	Beijing Jingneng Clean Energy Co. Ltd., Class H	328,000	100,990
	Beijing Jingyuntong Technology Co. Ltd., Class A	77,600	25,411
	Beijing Kingsoft Office Software, Inc., Class A	641	26,039
*	Beijing Leike Defense Technology Co. Ltd., Class A	26,000	15,423
	Beijing New Building Materials PLC, Class A	17,175	66,217
	Beijing North Star Co. Ltd., Class H	286,000	25,419
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	15,900	21,571
	Beijing Originwater Technology Co. Ltd., Class A	57,219	34,942
*	Beijing Philisense Technology Co. Ltd., Class A	26,700	19,221
	Beijing Relpow Technology Co. Ltd., Class A	15,800	30,552
	Beijing Roborock Technology Co. Ltd., Class A	1,365	36,444
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	9,900	23,461
	Beijing Sanyuan Foods Co. Ltd., Class A	62,200	37,364
	Beijing Shougang Co. Ltd., Class A	79,700	39,597
*	Beijing Shunxin Agriculture Co. Ltd., Class A	11,700	25,659
	Beijing Sifang Automation Co. Ltd., Class A	9,100	21,613

		Shares	Value»
CHINA — (Continued)
	Beijing Sinnet Technology Co. Ltd., Class A	23,200	$46,234
	Beijing SL Pharmaceutical Co. Ltd., Class A	24,950	22,097
*	Beijing Sojo Electric Co. Ltd., Class A	22,300	19,526
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,273	11,333
	Beijing Strong Biotechnologies, Inc., Class A	13,300	25,622
*	Beijing Thunisoft Corp. Ltd., Class A	18,700	20,641
	Beijing Tiantan Biological Products Corp. Ltd., Class A	10,660	28,009
	Beijing Tong Ren Tang Co. Ltd., Class A	7,000	35,109
	Beijing Ultrapower Software Co. Ltd., Class A	36,500	54,976
	Beijing United Information Technology Co. Ltd., Class A	18,809	61,301
	Beijing Wandong Medical Technology Co. Ltd., Class A	12,800	30,907
*	Beijing Watertek Information Technology Co. Ltd., Class A	36,800	18,605
	Beijing Yanjing Brewery Co. Ltd., Class A	42,400	75,837
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,600	33,109
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,975	27,405
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	230,800	184,429
*	Beiqi Foton Motor Co. Ltd., Class A	197,100	71,150

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Bengang Steel Plates Co. Ltd., Class A	59,800	$30,771
	Best Pacific International Holdings Ltd.	62,000	19,358
	Bestore Co. Ltd., Class A	11,700	18,997
*	Bestway Marine & Energy Technology Co. Ltd., Class A	40,600	33,018
	Bethel Automotive Safety Systems Co. Ltd., Class A	5,280	41,969
	Betta Pharmaceuticals Co. Ltd., Class A	3,400	23,720
	BGI Genomics Co. Ltd., Class A	5,300	35,184
	Biem.L.Fdlkk Garment Co. Ltd., Class A	19,300	43,882
#*	Bilibili, Inc., ADR	8,080	141,400
	Binjiang Service Group Co. Ltd.	34,000	117,461
	Black Peony Group Co. Ltd., Class A	20,300	14,587
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	2,780	18,686
#Ω	Blue Moon Group Holdings Ltd.	226,500	111,421
*	Blue Sail Medical Co. Ltd., Class A	35,300	24,528
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	20,600	24,318
	Bluestar Adisseo Co., Class A	14,700	19,422
	BOC International China Co. Ltd., Class A	28,400	38,607
*	BOE HC SemiTek Corp.	70,100	63,833
	BOE Technology Group Co. Ltd., Class A	406,800	215,144
	BOE Varitronix Ltd.	128,000	89,954
*	Bohai Leasing Co. Ltd., Class A	144,400	62,733
	Bosideng International Holdings Ltd.	1,726,000	893,119

		Shares	Value»
CHINA — (Continued)
	BOTH Engineering Technology Co. Ltd., Class A	13,200	$19,373
#	Boyaa Interactive International Ltd.	45,000	26,289
	Bright Dairy & Food Co. Ltd., Class A	39,100	44,477
	BrightGene Bio-Medical Technology Co. Ltd., Class A	3,634	24,351
#	Brilliance China Automotive Holdings Ltd.	1,032,000	365,277
	Bros Eastern Co. Ltd., Class A	26,700	18,231
	B-Soft Co. Ltd., Class A	67,555	52,984
	BTG Hotels Group Co. Ltd., Class A	33,900	66,851
	BYD Co. Ltd., Class H	67,500	3,205,994
	By-health Co. Ltd., Class A	42,600	64,507
*	C C Land Holdings Ltd.	665,499	110,772
	C&D International Investment Group Ltd.	163,789	342,552
	C&D Property Management Group Co. Ltd.	76,000	24,807
	C&S Paper Co. Ltd., Class A	29,600	26,902
	Caitong Securities Co. Ltd., Class A	46,670	46,890
#*Ω	CALB Group Co. Ltd.	35,900	75,981
*	Cambricon Technologies Corp. Ltd., Class A	256	24,851
	Camel Group Co. Ltd., Class A	41,308	47,763
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	67,400	32,049
	Canmax Technologies Co. Ltd., Class A	16,650	40,866
	Canny Elevator Co. Ltd., Class A	15,300	15,265
	Canvest Environmental Protection Group Co. Ltd.	166,000	101,794

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Castech, Inc., Class A	8,250	$39,340
	Cathay Biotech, Inc., Class A	4,185	29,954
	CCCC Design & Consulting Group Co. Ltd., Class A	41,200	44,194
	CCS Supply Chain Management Co. Ltd., Class A	35,100	20,621
	CECEP Solar Energy Co. Ltd., Class A	68,300	40,580
	CECEP Wind-Power Corp., Class A	164,120	64,878
	Central China Land Media Co. Ltd., Class A	25,200	43,029
	Central China Securities Co. Ltd., Class H	257,000	47,313
	CETC Cyberspace Security Technology Co. Ltd., Class A	12,200	25,290
	CETC Digital Technology Co. Ltd., Class A	13,780	45,708
	CGN Mining Co. Ltd.	185,000	34,300
#	CGN New Energy Holdings Co. Ltd.	866,000	254,519
*	CGN Nuclear Technology Development Co. Ltd., Class A	22,700	21,861
Ω	CGN Power Co. Ltd., Class H	895,000	284,890
	Changbai Mountain Tourism Co. Ltd., Class A	8,500	37,820
	Changchun Faway Automobile Components Co. Ltd., Class A	14,500	18,796
	Changchun High-Tech Industry Group Co. Ltd., Class A	5,500	66,600
	Changhong Meiling Co. Ltd., Class A	19,400	20,034
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	64,200	28,125

		Shares	Value»
CHINA — (Continued)
	Changjiang Publishing & Media Co. Ltd., Class A	44,400	$58,498
	Changjiang Securities Co. Ltd., Class A	53,700	47,467
*	ChangYuan Technology Group Ltd., Class A	28,700	13,636
	Changzheng Engineering Technology Co. Ltd., Class A	8,600	19,848
	Changzhou Qianhong Biopharma Co. Ltd., Class A	23,800	19,930
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,400	43,847
	Chaowei Power Holdings Ltd.	249,000	42,647
	Chaozhou Three-Circle Group Co. Ltd., Class A	6,000	28,407
Ω	Cheerwin Group Ltd.	84,000	24,848
*	Chen Lin Education Group Holdings Ltd.	34,000	5,989
	Cheng De Lolo Co. Ltd., Class A	35,400	45,671
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,100	9,982
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	16,900	30,575
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,100	23,993
	Chengdu Guibao Science & Technology Co. Ltd., Class A	9,100	23,024
	Chengdu Hi-tech Development Co. Ltd., Class A	2,900	18,602
	Chengdu Hongqi Chain Co. Ltd., Class A	29,400	23,028

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	18,552	$71,306
	Chengdu Kanghua Biological Products Co. Ltd., Class A	4,850	33,654
	Chengdu Leejun Industrial Co. Ltd., Class A	21,700	19,515
	Chengdu Wintrue Holding Co. Ltd., Class A	42,400	48,580
	Chengdu Xingrong Environment Co. Ltd., Class A	33,500	32,712
	Chenguang Biotech Group Co. Ltd., Class A	14,900	22,124
*	Chengxin Lithium Group Co. Ltd., Class A	22,700	35,033
	Chengzhi Co. Ltd., Class A	20,300	21,115
	Chifeng Jilong Gold Mining Co. Ltd., Class A	13,200	47,975
	China Aircraft Leasing Group Holdings Ltd.	85,000	45,046
	China Animal Husbandry Industry Co. Ltd., Class A	31,700	29,120
	China Automotive Engineering Research Institute Co. Ltd., Class A	16,300	42,607
	China Baoan Group Co. Ltd., Class A	17,600	18,750
	China BlueChemical Ltd., Class H	596,000	145,108
*Ω	China Bohai Bank Co. Ltd., Class H	696,500	81,772
*	China Boton Group Co. Ltd.	118,000	24,218
	China CAMC Engineering Co. Ltd., Class A	30,400	33,172
#	China Chunlai Education Group Co. Ltd.	44,000	23,864

		Shares	Value»
CHINA — (Continued)
#	China Cinda Asset Management Co. Ltd., Class H	3,556,000	$453,612
	China CITIC Bank Corp. Ltd., Class H	1,222,000	966,512
	China Coal Energy Co. Ltd., Class H	726,000	750,110
	China Coal Xinji Energy Co. Ltd., Class A	69,700	64,204
	China Communications Services Corp. Ltd., Class H	962,000	501,010
	China Conch Environment Protection Holdings Ltd.	434,000	29,999
	China Conch Venture Holdings Ltd.	500,500	513,698
	China Construction Bank Corp., Class H	7,870,000	6,464,637
	China CSSC Holdings Ltd., Class A	4,300	17,341
	China CYTS Tours Holding Co. Ltd., Class A	20,900	27,972
#	China Datang Corp. Renewable Power Co. Ltd., Class H	608,000	169,903
	China Design Group Co. Ltd., Class A	19,400	19,963
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	718,000	110,044
	China Dongxiang Group Co. Ltd.	1,100,000	56,082
Ω	China East Education Holdings Ltd.	205,000	155,235
*	China Eastern Airlines Corp. Ltd., Class H	488,000	145,274
	China Education Group Holdings Ltd.	396,009	124,425
	China Electronics Huada Technology Co. Ltd.	340,000	60,860
	China Electronics Optics Valley Union Holding Co. Ltd.	824,000	20,817

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	612,000	$77,941
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	439,823	133,176
	China Everbright Bank Co. Ltd., Class H	406,000	176,294
	China Everbright Water Ltd.	52,712	9,315
*	China Express Airlines Co. Ltd., Class A	18,000	18,072
Ω	China Feihe Ltd.	1,314,000	992,984
	China Film Co. Ltd., Class A	18,541	26,139
*	China First Heavy Industries Co. Ltd., Class A	56,700	20,145
	China Foods Ltd.	344,000	137,475
	China Galaxy Securities Co. Ltd., Class H	729,500	662,700
	China Gas Holdings Ltd.	1,007,061	910,517
*	China Glass Holdings Ltd.	312,000	9,562
	China Great Wall Securities Co. Ltd., Class A	49,600	52,789
*	China Greatwall Technology Group Co. Ltd., Class A	28,100	56,627
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	32,600	38,471
	China Hainan Rubber Industry Group Co. Ltd., Class A	36,100	22,395
	China Hanking Holdings Ltd.	274,000	38,714
*	China High Speed Railway Technology Co. Ltd., Class A	90,100	33,444
*	China High Speed Transmission Equipment Group Co. Ltd.	167,000	17,859
	China Hongqiao Group Ltd.	965,000	1,732,189

		Shares	Value»
CHINA — (Continued)
Ω	China International Capital Corp. Ltd., Class H	246,000	$423,166
	China International Marine Containers Group Co. Ltd., Class H	298,200	187,328
	China Isotope & Radiation Corp.	7,600	11,013
	China Kepei Education Group Ltd.	178,000	30,344
	China Kings Resources Group Co. Ltd., Class A	13,926	43,789
	China Leadshine Technology Co. Ltd., Class A	8,300	54,496
	China Lesso Group Holdings Ltd.	425,000	226,264
	China Life Insurance Co. Ltd., Class H	308,000	562,899
	China Lilang Ltd.	157,000	75,588
*Ω	China Literature Ltd.	95,800	332,662
	China Longyuan Power Group Corp. Ltd., Class H	446,000	352,330
	China Medical System Holdings Ltd.	473,000	504,852
	China Meheco Group Co. Ltd., Class A	34,840	48,645
	China Meidong Auto Holdings Ltd.	278,000	74,429
	China Mengniu Dairy Co. Ltd.	927,000	2,308,833
	China Merchants Bank Co. Ltd., Class H	593,500	3,237,329
	China Merchants Energy Shipping Co. Ltd., Class A	134,520	108,240
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	11,700	20,675
	China Merchants Property Operation & Service Co. Ltd., Class A	23,100	37,510

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	China Merchants Securities Co. Ltd., Class H	66,220	$100,434
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	49,400	62,249
	China Minsheng Banking Corp. Ltd., Class H	744,900	349,551
	China Modern Dairy Holdings Ltd.	1,105,000	145,258
	China National Accord Medicines Corp. Ltd., Class A	13,130	44,357
#	China National Building Material Co. Ltd., Class H	837,141	405,926
	China National Chemical Engineering Co. Ltd., Class A	55,700	57,897
	China National Electric Apparatus Research Institute Co. Ltd., Class A	6,835	22,563
	China National Gold Group Gold Jewellery Co. Ltd., Class A	37,300	42,224
	China National Medicines Corp. Ltd., Class A	10,000	39,916
	China National Nuclear Power Co. Ltd., Class A	285,772	363,322
Ω	China New Higher Education Group Ltd.	354,064	38,374
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	57,900	36,880
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	8,900	28,546
*	China Oil & Gas Group Ltd.	1,408,000	24,780
	China Oilfield Services Ltd., Class H	628,000	491,103

		Shares	Value»
CHINA — (Continued)
	China Oriental Group Co. Ltd.	366,000	$58,145
	China Overseas Property Holdings Ltd.	560,000	388,920
	China Pacific Insurance Group Co. Ltd., Class H	721,000	1,961,671
	China Petroleum & Chemical Corp., Class H	3,526,000	1,799,922
	China Petroleum Engineering Corp., Class A	86,700	36,535
	China Publishing & Media Co. Ltd., Class A	24,900	21,681
	China Railway Group Ltd., Class H	569,000	244,821
	China Railway Hi-tech Industry Co. Ltd., Class A	53,100	53,361
	China Railway Materials Co. Ltd., Class A	100,200	34,466
Ω	China Railway Signal & Communication Corp. Ltd., Class H	359,000	144,372
	China Railway Tielong Container Logistics Co. Ltd., Class A	36,500	28,266
*	China Rare Earth Holdings Ltd.	768,399	38,100
	China Rare Earth Resources & Technology Co. Ltd., Class A	2,900	12,469
	China Reinsurance Group Corp., Class H	2,078,000	240,980
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	1,500	5,484
	China Resources Building Materials Technology Holdings Ltd.	884,000	186,508

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	24,200	$62,890
	China Resources Gas Group Ltd.	307,900	860,088
	China Resources Land Ltd.	599,500	2,017,082
	China Resources Medical Holdings Co. Ltd.	310,500	146,173
Ω	China Resources Mixc Lifestyle Services Ltd.	208,800	1,000,294
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	10,784	61,080
#	China Risun Group Ltd.	483,000	156,049
#*	China Ruyi Holdings Ltd.	1,108,000	291,203
*	China Sanjiang Fine Chemicals Co. Ltd.	207,000	47,703
*	China Shanshui Cement Group Ltd.	204,000	14,356
Ω	China Shengmu Organic Milk Ltd.	1,189,000	26,804
	China Shenhua Energy Co. Ltd., Class H	712,000	2,675,800
	China Shineway Pharmaceutical Group Ltd.	137,000	127,857
	China South Publishing & Media Group Co. Ltd., Class A	45,700	89,646
*	China Southern Airlines Co. Ltd., Class H	596,000	244,769
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	64,500	38,196
	China Southern Power Grid Technology Co. Ltd., Class A	4,818	19,053
	China Starch Holdings Ltd.	415,000	9,565

		Shares	Value»
CHINA — (Continued)
	China State Construction Development Holdings Ltd.	224,000	$47,341
	China State Construction Engineering Corp. Ltd., Class A	270,029	204,891
	China State Construction International Holdings Ltd.	778,000	1,146,791
*	China Sunshine Paper Holdings Co. Ltd.	260,000	65,716
#	China Suntien Green Energy Corp. Ltd., Class H	450,000	240,522
	China Testing & Certification International Group Co. Ltd., Class A	15,338	13,051
	China Tianying, Inc., Class A	79,700	46,296
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	13,700	92,726
Ω	China Tower Corp. Ltd., Class H	1,446,300	2,094,932
	China TransInfo Technology Co. Ltd., Class A	30,900	38,966
	China Tungsten & Hightech Materials Co. Ltd., Class A	30,150	39,688
#*	China Vanke Co. Ltd., Class H	532,884	365,306
#	China Water Affairs Group Ltd.	196,000	150,904
	China West Construction Group Co. Ltd., Class A	32,100	25,132
	China World Trade Center Co. Ltd., Class A	12,800	38,392
	China XD Electric Co. Ltd., Class A	64,800	55,440
	China Yangtze Power Co. Ltd., Class A	74,800	303,743

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	China Yongda Automobiles Services Holdings Ltd.	458,000	$146,014
#*Ω	China Youran Dairy Group Ltd.	598,000	182,348
*Ω	China Yuhua Education Corp. Ltd.	554,000	21,418
	China Zhenhua Group Science & Technology Co. Ltd., Class A	8,500	60,042
	China Zheshang Bank Co. Ltd., Class H	654,000	221,114
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	14,800	14,882
	Chinasoft International Ltd.	954,000	608,043
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	13,900	20,087
	Chongqing Brewery Co. Ltd., Class A	4,200	33,393
	Chongqing Changan Automobile Co. Ltd., Class A	32,594	55,048
	Chongqing Chuanyi Automation Co. Ltd., Class A	13,260	37,261
	Chongqing Department Store Co. Ltd., Class A	11,000	48,081
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	49,455	64,474
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	32,160	58,064
	Chongqing Gas Group Corp. Ltd., Class A	23,600	17,760
	Chongqing Machinery & Electric Co. Ltd., Class H	482,000	57,458
	Chongqing Port Co. Ltd., Class A	29,300	21,426

		Shares	Value»
CHINA — (Continued)
	Chongqing Road & Bridge Co. Ltd., Class A	39,700	$28,951
	Chongqing Rural Commercial Bank Co. Ltd., Class H	587,000	450,666
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	54,700	61,724
	Chongqing Taiji Industry Group Co. Ltd., Class A	12,500	35,458
	Chongqing Zhifei Biological Products Co. Ltd., Class A	12,250	31,869
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	26,700	24,470
#	Chow Tai Fook Jewellery Group Ltd.	560,600	749,417
	Chow Tai Seng Jewellery Co. Ltd., Class A	35,200	63,106
	CIG Shanghai Co. Ltd., Class A	5,800	27,126
	CIMC Enric Holdings Ltd.	266,000	208,609
	Cisen Pharmaceutical Co. Ltd., Class A	20,900	38,652
	CITIC Heavy Industries Co. Ltd., Class A	43,000	25,904
	CITIC Resources Holdings Ltd.	1,158,000	52,962
	CITIC Securities Co. Ltd., Class H	135,475	334,830
	City Development Environment Co. Ltd., Class A	24,900	46,138
#*	Citychamp Watch & Jewellery Group Ltd.	440,000	26,043
*	ClouDr Group Ltd.	207,100	28,947
#*	CMGE Technology Group Ltd.	538,000	23,165
	CMOC Group Ltd., Class H	792,000	621,779
	CMST Development Co. Ltd., Class A	63,900	51,673
*	CNFinance Holdings Ltd., ADR	6,181	4,690

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CNGR Advanced Material Co. Ltd., Class A	7,810	$33,949
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	65,975	37,096
	CNOOC Energy Technology & Services Ltd., Class A	144,300	78,899
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	32,500	31,374
*	COFCO Biotechnology Co. Ltd., Class A	32,100	24,173
	COFCO Capital Holdings Co. Ltd., Class A	20,600	33,654
#*	COFCO Joycome Foods Ltd.	1,056,000	198,484
	COFCO Sugar Holding Co. Ltd., Class A	41,100	52,575
	Cofoe Medical Technology Co. Ltd., Class A	6,200	28,587
#*	Comba Telecom Systems Holdings Ltd.	482,000	91,025
	Concord New Energy Group Ltd.	2,470,000	149,590
	Consun Pharmaceutical Group Ltd.	165,000	196,503
	Contemporary Amperex Technology Co. Ltd., Class A	25,160	804,456
	Continental Aerospace Technologies Holding Ltd.	1,578,866	22,052
	COSCO SHIPPING Development Co. Ltd., Class H	1,119,000	126,718
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	476,000	377,533
	COSCO SHIPPING Holdings Co. Ltd., Class H	770,300	1,162,410

		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING International Hong Kong Co. Ltd.	224,000	$135,819
	COSCO SHIPPING Ports Ltd.	484,533	250,805
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	79,500	64,302
	COSCO SHIPPING Technology Co. Ltd., Class A	11,500	22,447
	CQ Pharmaceutical Holding Co. Ltd., Class A	54,100	36,147
	CRRC Corp. Ltd., Class H	518,000	319,684
Ω	CSC Financial Co. Ltd., Class H	35,500	40,167
	CSG Holding Co. Ltd., Class A	62,295	40,661
	CSSC Science & Technology Co. Ltd., Class A	9,800	15,729
	CTS International Logistics Corp. Ltd., Class A	45,970	38,816
	Daan Gene Co. Ltd., Class A	38,400	29,767
*	Dada Nexus Ltd., ADR	18,271	34,898
	Dajin Heavy Industry Co. Ltd., Class A	7,900	30,013
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	45,400	37,484
#	Dalipal Holdings Ltd.	118,000	125,703
	Daqin Railway Co. Ltd., Class A	135,065	120,544
	Dashang Co. Ltd., Class A	5,720	19,722
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	24,436	63,635
#	Datang International Power Generation Co. Ltd., Class H	674,000	160,600
	Dawnrays Pharmaceutical Holdings Ltd.	141,000	21,049
	DBG Technology Co. Ltd., Class A	15,300	52,139

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	DeHua TB New Decoration Materials Co. Ltd., Class A	15,800	$22,438
	Deppon Logistics Co. Ltd., Class A	15,200	27,129
*	Dezhan Healthcare Co. Ltd., Class A	66,100	27,045
	DHC Software Co. Ltd., Class A	53,200	72,185
	Dian Diagnostics Group Co. Ltd., Class A	15,300	29,541
	Digital China Group Co. Ltd., Class A	15,500	87,285
#	Digital China Holdings Ltd.	201,000	63,762
	Digital China Information Service Group Co. Ltd., Class A	17,600	25,919
	Do-Fluoride New Materials Co. Ltd., Class A	15,920	25,491
	Dong-E-E-Jiao Co. Ltd., Class A	2,700	20,204
	Dongfang Electric Corp. Ltd., Class H	84,200	114,928
	Dongfang Electronics Co. Ltd., Class A	43,300	56,897
	DongFeng Automobile Co. Ltd., Class A	24,900	24,090
	Dongfeng Electronic Technology Co. Ltd., Class A	11,900	21,799
	Dongfeng Motor Group Co. Ltd., Class H	812,000	449,436
	Dongguan Aohai Technology Co. Ltd., Class A	1,900	9,722
	Dongguan Development Holdings Co. Ltd., Class A	26,300	37,285
	Dongguan Rural Commercial Bank Co. Ltd., Class H	22,000	9,064
	Dongguan Yutong Optical Technology Co. Ltd., Class A	6,500	19,180

		Shares	Value»
CHINA — (Continued)
	Donghua Testing Technology Co. Ltd., Class A	4,000	$22,654
	Dongxing Securities Co. Ltd., Class A	45,600	62,974
#	Dongyue Group Ltd.	532,000	627,828
#	DouYu International Holdings Ltd., ADR	11,065	82,433
*	DPC Dash Ltd.	3,400	43,311
	Dynagreen Environmental Protection Group Co. Ltd., Class H	127,000	71,506
	Eaglerise Electric & Electronic China Co. Ltd., Class A	9,700	20,527
	East Money Information Co. Ltd., Class A	25,927	73,540
	Eastcompeace Technology Co. Ltd., Class A	15,200	20,479
	Easyhome New Retail Group Co. Ltd., Class A	87,800	39,886
#	E-Commodities Holdings Ltd.	660,000	69,719
	Ecovacs Robotics Co. Ltd., Class A	4,100	29,060
	Edifier Technology Co. Ltd., Class A	17,400	31,144
	Edvantage Group Holdings Ltd.	109,630	19,798
	EEKA Fashion Holdings Ltd.	92,000	88,382
	Electric Connector Technology Co. Ltd., Class A	5,100	33,724
*††	Elion Energy Co. Ltd., Class A	92,870	3,708
	ENN Energy Holdings Ltd.	160,200	1,264,679
	ENN Natural Gas Co. Ltd., Class A	28,500	77,554
	Eoptolink Technology, Inc. Ltd., Class A	4,800	60,365
	Era Co. Ltd., Class A	31,300	17,160
	Essex Bio-technology Ltd.	122,000	70,803
	Eternal Asia Supply Chain Management Ltd., Class A	108,600	72,568

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	EVA Precision Industrial Holdings Ltd.	414,000	$40,206
	Eve Energy Co. Ltd., Class A	9,800	55,465
	Ever Sunshine Services Group Ltd.	240,000	58,525
Ω	Everbright Securities Co. Ltd., Class H	80,600	70,274
*Ω	Everest Medicines Ltd.	3,000	19,055
	Excellence Commercial Property & Facilities Management Group Ltd.	65,000	11,219
	Explosive Co. Ltd., Class A	17,800	29,799
	Eyebright Medical Technology Beijing Co. Ltd., Class A	3,546	38,525
	Fangda Carbon New Material Co. Ltd., Class A	52,700	33,493
	Fangda Special Steel Technology Co. Ltd., Class A	69,640	42,657
	Far East Smarter Energy Co. Ltd., Class A	43,800	28,951
*	Farasis Energy Gan Zhou Co. Ltd., Class A	10,465	17,558
	FAW Jiefang Group Co. Ltd., Class A	26,900	26,671
	FAWER Automotive Parts Co. Ltd., Class A	37,700	30,470
	Feilong Auto Components Co. Ltd., Class A	18,000	37,698
	Ferrotec Anhui Technology Development Co. Ltd., Class A	3,600	19,007
	FESCO Group Co. Ltd., Class A	9,600	27,901
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	16,700	49,290

		Shares	Value»
CHINA — (Continued)
	Fibocom Wireless, Inc., Class A	15,300	$53,708
*	FIH Mobile Ltd.	1,063,000	102,858
*	Financial Street Holdings Co. Ltd., Class A	69,000	26,206
	FinVolution Group, ADR	49,916	394,836
	First Capital Securities Co. Ltd., Class A	37,100	34,693
	First Tractor Co. Ltd., Class H	102,000	79,701
#	Flat Glass Group Co. Ltd., Class H	116,000	131,093
	Focus Lightings Tech Co. Ltd., Class A	17,600	27,492
	Focus Media Information Technology Co. Ltd., Class A	88,900	88,245
*	Focused Photonics Hangzhou, Inc., Class A	13,500	38,605
	Focuslight Technologies, Inc., Class A	2,061	18,428
	Foryou Corp., Class A	12,800	54,945
	Foshan Electrical & Lighting Co. Ltd., Class A	26,700	22,238
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	14,518	83,823
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	17,400	20,484
*	Foshan Yowant Technology Co. Ltd., Class A	27,500	22,073
	Founder Securities Co. Ltd., Class A	54,100	55,519
	Foxconn Industrial Internet Co. Ltd., Class A	113,700	286,606
	Friend Co. Ltd., Class A	14,500	22,712
#	Fu Shou Yuan International Group Ltd.	482,000	218,460
	Fufeng Group Ltd.	650,000	543,041

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Fujian Boss Software Development Co. Ltd., Class A	10,320	$21,491
	Fujian Funeng Co. Ltd., Class A	58,470	77,157
	Fujian Kuncai Material Technology Co. Ltd., Class A	7,700	21,461
	Fujian Longking Co. Ltd., Class A	33,901	54,017
	Fujian Qingshan Paper Industry Co. Ltd., Class A	66,400	19,460
	Fujian Star-net Communication Co. Ltd., Class A	13,600	36,280
	Fujian Sunner Development Co. Ltd., Class A	29,700	65,625
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	6,900	12,345
	Fujian Yuanli Active Carbon Co. Ltd., Class A	9,700	19,360
	Fushun Special Steel Co. Ltd., Class A	44,200	30,390
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	134,800	953,307
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	3,500	22,980
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	78,280	190,852
	Gansu Energy Chemical Co. Ltd., Class A	128,700	41,661
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	120,900	22,812
	Gansu Shangfeng Cement Co. Ltd., Class A	23,880	28,885
	Gansu Yasheng Industrial Group Co. Ltd., Class A	53,000	20,666
	Gaona Aero Material Co. Ltd., Class A	15,680	32,051

		Shares	Value»
CHINA — (Continued)
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,600	$52,601
	GCL Energy Technology Co. Ltd., Class A	44,900	44,335
#*	GCL New Energy Holdings Ltd.	250,000	11,582
*	GCL Technology Holdings Ltd.	3,085,000	313,544
	GD Power Development Co. Ltd., Class A	67,800	41,738
*	GDS Holdings Ltd. (9698 HK), Class A	278,700	884,066
	Geely Automobile Holdings Ltd.	1,184,000	2,485,573
	GEM Co. Ltd., Class A	89,500	75,448
	Gemdale Corp., Class A	52,100	30,754
#	Gemdale Properties & Investment Corp. Ltd.	2,404,000	75,429
*	Genscript Biotech Corp.	84,000	117,982
	GEPIC Energy Development Co. Ltd., Class A	30,000	27,287
	Getein Biotech, Inc., Class A	8,036	8,786
	GF Securities Co. Ltd., Class H	260,600	339,465
Ω	Giant Biogene Holding Co. Ltd.	113,200	1,169,561
	Giant Network Group Co. Ltd., Class A	23,100	46,160
	Ginlong Technologies Co. Ltd., Class A	7,350	53,152
	Glarun Technology Co. Ltd., Class A	11,900	34,224
#*	Global New Material International Holdings Ltd.	136,000	67,298
	GoerTek, Inc., Class A	14,900	43,581
Ω	Golden Throat Holdings Group Co. Ltd.	79,000	43,555
	Goldenmax International Group Ltd., Class A	21,100	23,501

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Goldwind Science & Technology Co. Ltd., Class H	235,947	$162,581
	Goneo Group Co. Ltd., Class A	2,320	22,742
*	Goodbaby International Holdings Ltd.	294,000	42,047
	GoodWe Technologies Co. Ltd. (688390 C1), Class A	2,478	13,577
	GoodWe Technologies Co. Ltd. (688390 CH), Class A	1,181	6,471
	Gotion High-tech Co. Ltd., Class A	20,060	57,045
	Grand Pharmaceutical Group Ltd.	387,500	296,935
	Grandblue Environment Co. Ltd., Class A	13,500	43,047
*	Grandjoy Holdings Group Co. Ltd., Class A	95,900	34,529
	Great Wall Motor Co. Ltd., Class H	592,500	846,677
*	Greatoo Intelligent Equipment, Inc., Class A	49,700	59,110
	Gree Electric Appliances, Inc. of Zhuhai, Class A	30,779	193,132
	Greentown China Holdings Ltd.	443,500	565,943
Ω	Greentown Management Holdings Co. Ltd.	269,000	92,203
	Greentown Service Group Co. Ltd.	502,000	286,180
	GRG Banking Equipment Co. Ltd., Class A	25,300	43,064
	GRG Metrology & Test Group Co. Ltd., Class A	11,500	27,391
	Grinm Advanced Materials Co. Ltd., Class A	10,300	25,657
	Guangdong Aofei Data Technology Co. Ltd., Class A	14,255	46,640

		Shares	Value»
CHINA — (Continued)
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	22,700	$13,091
	Guangdong Construction Engineering Group Co. Ltd., Class A	82,400	39,301
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	24,800	29,322
	Guangdong DFP New Material Group Co. Ltd.	35,900	19,748
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,000	53,514
	Guangdong Dongpeng Holdings Co. Ltd., Class A	44,500	38,052
	Guangdong Dowstone Technology Co. Ltd., Class A	25,000	48,183
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	22,900	27,466
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	23,900	43,187
	Guangdong Goworld Co. Ltd., Class A	13,300	18,035
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	6,100	7,642
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	47,300	19,614
	Guangdong Haid Group Co. Ltd., Class A	11,600	88,573
	Guangdong HEC Technology Holding Co. Ltd., Class A	24,000	32,011
	Guangdong Hongda Holdings Group Co. Ltd., Class A	25,300	106,494

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	20,400	$32,941
	Guangdong Huate Gas Co. Ltd., Class A	3,235	23,257
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	10,200	26,432
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	13,700	42,770
*	Guangdong Land Holdings Ltd.	118,116	3,473
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	6,500	14,119
	Guangdong Provincial Expressway Development Co. Ltd., Class A	41,400	79,898
	Guangdong Sirio Pharma Co. Ltd., Class A	12,010	41,469
	Guangdong South New Media Co. Ltd., Class A	10,400	55,795
	Guangdong Tapai Group Co. Ltd., Class A	34,600	35,272
	Guangdong Topstar Technology Co. Ltd., Class A	7,000	27,795
	Guangdong Vanward New Electric Co. Ltd., Class A	19,800	30,599
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	27,500	52,391
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	57,100	19,268
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	11,700	17,960
	Guanghui Energy Co. Ltd., Class A	106,800	85,182
*	Guanghui Logistics Co. Ltd., Class A	38,800	38,808

		Shares	Value»
CHINA — (Continued)
	Guangshen Railway Co. Ltd., Class H	556,000	$121,827
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	12,400	32,800
	Guangxi Liugong Machinery Co. Ltd., Class A	43,100	59,045
	Guangxi LiuYao Group Co. Ltd., Class A	7,500	17,474
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	101,100	33,827
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	8,500	22,294
#	Guangzhou Automobile Group Co. Ltd., Class H	577,200	204,000
	Guangzhou Baiyun International Airport Co. Ltd., Class A	45,400	56,408
#	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	58,000	126,649
	Guangzhou Development Group, Inc., Class A	66,500	59,047
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	6,100	19,299
	Guangzhou Haige Communications Group, Inc. Co., Class A	14,900	21,313
	Guangzhou Haoyang Electronic Co. Ltd., Class A	2,850	12,868
	Guangzhou KDT Machinery Co. Ltd., Class A	13,860	32,544
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,600	38,409

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	13,400	$22,091
	Guangzhou Port Co. Ltd., Class A	49,400	21,282
	Guangzhou Restaurant Group Co. Ltd., Class A	13,220	28,230
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	6,900	31,944
	Guangzhou Sie Consulting Co. Ltd., Class A	12,800	56,954
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	8,200	19,714
	Guangzhou Wondfo Biotech Co. Ltd., Class A	14,040	39,805
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	64,568	56,128
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	18,200	26,521
	Guilin Layn Natural Ingredients Corp., Class A	22,500	22,657
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	14,700	27,655
	Guizhou Chanhen Chemical Corp., Class A	16,600	51,661
	Guizhou Gas Group Corp. Ltd., Class A	25,200	23,635
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	65,071	40,679
	Guizhou Qianyuan Power Co. Ltd., Class A	10,400	22,366
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	11,700	19,101
	Guizhou Tyre Co. Ltd., Class A	53,700	32,258

		Shares	Value»
CHINA — (Continued)
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	72,400	$34,062
	Guizhou Zhenhua E-chem, Inc., Class A	12,348	19,406
	Guocheng Mining Co. Ltd., Class A	10,900	17,376
*	Guoguang Electric Co. Ltd., Class A	14,500	28,479
	Guolian Minsheng Securities Co. Ltd., Class H	37,500	17,101
	Guomai Technologies, Inc., Class A	32,100	48,836
	Guoquan Food Shanghai Co. Ltd.	195,200	65,103
	Guosen Securities Co. Ltd., Class A	24,600	36,812
*	Guosheng Financial Holding, Inc., Class A	32,300	53,879
Ω	Guotai Haitong Securities Co. Ltd., Class H	438,472	624,923
	Guoyuan Securities Co. Ltd., Class A	42,430	43,562
#	Gushengtang Holdings Ltd.	33,600	135,101
	H World Group Ltd. (1179 HK)	290,100	1,017,717
#	H World Group Ltd. (HTHT US), ADR	10,128	346,783
#*Ω	Haichang Ocean Park Holdings Ltd.	981,000	84,656
Ω	Haidilao International Holding Ltd.	385,000	866,849
	Haier Smart Home Co. Ltd. (600690 C1), Class A	47,100	160,992
	Haier Smart Home Co. Ltd. (6690 HK), Class H	498,199	1,445,788
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	5,740	10,195
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	1,500	8,235
	Hainan Haide Capital Management Co. Ltd., Class A	44,660	33,361

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hainan Jinpan Smart Technology Co. Ltd., Class A	2,327	$10,259
#*	Hainan Meilan International Airport Co. Ltd., Class H	91,000	112,507
	Hainan Mining Co. Ltd., Class A	36,600	35,283
	Hainan Strait Shipping Co. Ltd., Class A	50,600	41,284
	Haisco Pharmaceutical Group Co. Ltd., Class A	5,700	33,629
	Haitian International Holdings Ltd.	270,000	625,442
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	492,000	51,853
	Hangcha Group Co. Ltd., Class A	16,296	42,221
	Hangjin Technology Co. Ltd., Class A	8,600	28,788
	Hangxiao Steel Structure Co. Ltd., Class A	78,900	27,321
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	27,600	39,415
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,200	18,499
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	6,100	17,387
	Hangzhou First Applied Material Co. Ltd., Class A	19,708	33,318
	Hangzhou GreatStar Industrial Co. Ltd.	12,800	41,069
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	3,800	30,631
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	1,702	14,518

		Shares	Value»
CHINA — (Continued)
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	13,600	$20,578
	Hangzhou Iron & Steel Co., Class A	73,700	111,193
	Hangzhou Lion Microelectronics Co. Ltd., Class A	6,312	22,611
	Hangzhou Onechance Tech Corp., Class A	5,700	18,799
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	17,800	48,829
	Hangzhou Robam Appliances Co. Ltd., Class A	14,300	38,531
*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	9,400	9,596
	Hangzhou Shunwang Technology Co. Ltd., Class A	15,800	40,746
	Hangzhou Sunrise Technology Co. Ltd., Class A	10,100	22,061
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	16,900	57,948
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	12,700	23,757
Ω	Hansoh Pharmaceutical Group Co. Ltd.	84,000	260,314
*Ω	Harbin Bank Co. Ltd., Class H	702,000	26,279
	Harbin Boshi Automation Co. Ltd., Class A	13,300	30,587
	Harbin Electric Co. Ltd., Class H	254,000	156,564
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	14,020	19,692
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	58,300	19,754

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Harbin Pharmaceutical Group Co. Ltd., Class A	50,900	$25,228
	HBIS Resources Co. Ltd., Class A	21,000	37,504
*Ω	HBM Holdings Ltd.	148,000	163,292
	Health & Happiness H&H International Holdings Ltd.	82,000	93,355
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	15,700	37,525
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	3,080	19,794
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	19,500	65,176
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	16,818	22,031
	Hefei Meiya Optoelectronic Technology, Inc., Class A	18,240	42,230
	Hefei Urban Construction Development Co. Ltd., Class A	42,600	37,444
	Heilongjiang Agriculture Co. Ltd., Class A	24,900	51,393
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	14,400	21,272
	Helens International Holdings Co. Ltd.	102,000	21,736
	Hello Group, Inc., Sponsored ADR	54,377	310,493
	Henan Liliang Diamond Co. Ltd., Class A	9,100	34,341
	Henan Lingrui Pharmaceutical Co., Class A	16,300	51,357
	Henan Mingtai Al Industrial Co. Ltd., Class A	25,800	42,692
	Henan Pinggao Electric Co. Ltd., Class A	28,200	63,033

		Shares	Value»
CHINA — (Continued)
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	53,200	$124,791
	Henan Shuanghui Investment & Development Co. Ltd., Class A	25,600	88,047
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,240	32,840
*	Henan Yicheng New Energy Co. Ltd., Class A	38,000	18,599
	Henan Yuguang Gold & Lead Co. Ltd., Class A	20,400	19,400
*	Henan Yuneng Holdings Co. Ltd., Class A	27,500	15,941
*	Henan Zhongfu Industry Co. Ltd., Class A	112,200	60,770
	Hengan International Group Co. Ltd.	234,000	630,879
*	Hengdeli Holdings Ltd.	570,289	7,066
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	41,600	74,899
	Hengli Petrochemical Co. Ltd., Class A	48,100	101,243
	Hengtong Logistics Co. Ltd., Class A	9,400	11,247
	Hengtong Optic-electric Co. Ltd., Class A	21,600	45,912
	Hengyi Petrochemical Co. Ltd., Class A	54,250	45,489
	Hesteel Co. Ltd., Class A	207,600	62,037
	Hexing Electrical Co. Ltd., Class A	8,600	31,317
*	Hi Sun Technology China Ltd.	819,000	32,720
	Hisense Home Appliances Group Co. Ltd., Class H	137,000	415,467
	Hisense Visual Technology Co. Ltd., Class A	18,300	60,051

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hithink RoyalFlush Information Network Co. Ltd., Class A	1,900	$67,411
	HLA Group Corp. Ltd., Class A	84,200	96,239
	HMT Xiamen New Technical Materials Co. Ltd., Class A	8,900	42,463
*	HNA Technology Co. Ltd., Class A	65,200	25,121
	Hongfa Technology Co. Ltd., Class A	12,060	54,632
	Hongli Zhihui Group Co. Ltd., Class A	18,300	15,618
	Hongrun Construction Group Co. Ltd., Class A	36,200	23,758
	Hongta Securities Co. Ltd., Class A	18,450	18,735
	Hongyuan Green Energy Co. Ltd., Class A	16,828	32,931
*	Hopson Development Holdings Ltd.	413,086	154,636
	Horizon Construction Development Ltd.	139,554	19,922
	Hoshine Silicon Industry Co. Ltd., Class A	3,400	23,903
	Hoymiles Power Electronics, Inc., Class A	1,463	19,574
	Huaan Securities Co. Ltd., Class A	67,020	50,999
	Huabao Flavours & Fragrances Co. Ltd., Class A	10,500	23,188
	Huada Automotive Technology Corp. Ltd., Class A	5,000	24,027
	Huadian Heavy Industries Co. Ltd., Class A	33,400	27,613
	Huadian Power International Corp. Ltd., Class H	364,000	203,845
	Huadong Medicine Co. Ltd., Class A	12,000	64,139
	Huafon Chemical Co. Ltd., Class A	88,800	81,833
	Huafu Fashion Co. Ltd., Class A	75,800	64,666

		Shares	Value»
CHINA — (Continued)
	Huagong Tech Co. Ltd., Class A	6,100	$34,073
	Huaibei Mining Holdings Co. Ltd., Class A	50,600	82,640
	Huaihe Energy Group Co. Ltd., Class A	88,000	42,050
	Hualan Biological Engineering, Inc., Class A	10,669	24,058
	Huaming Power Equipment Co. Ltd., Class A	18,400	37,979
	Huaneng Power International, Inc., Class H	676,000	418,750
	Huangshan Novel Co. Ltd., Class A	15,300	22,526
	Huangshan Tourism Development Co. Ltd., Class A	15,500	25,290
	Huapont Life Sciences Co. Ltd., Class A	52,000	29,082
Ω	Huatai Securities Co. Ltd., Class H	284,200	421,185
	Huatu Cendes Co. Ltd., Class A	900	11,820
	Huaxi Securities Co. Ltd., Class A	37,200	41,183
	Huaxia Bank Co. Ltd., Class A	75,900	76,029
	Huaxin Cement Co. Ltd. (6655 HK), Class H	102,300	119,023
	Huayu Automotive Systems Co. Ltd., Class A	32,551	79,903
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	50,100	18,793
	Hubei Chutian Smart Communication Co. Ltd., Class A	32,600	19,870
*	Hubei Dinglong Co. Ltd., Class A	6,400	26,274
	Hubei Energy Group Co. Ltd., Class A	31,500	20,086
	Hubei Huitian New Materials Co. Ltd., Class A	16,800	19,530
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	22,800	82,553

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	28,300	$79,584
	Hubei Yihua Chemical Industry Co. Ltd., Class A	26,300	39,455
	Hubei Zhenhua Chemical Co. Ltd., Class A	14,900	45,898
	Huishang Bank Corp. Ltd., Class H	170,400	63,987
*Ω	Huitongda Network Co. Ltd., Class H	6,200	9,379
	Huizhou Desay Sv Automotive Co. Ltd., Class A	3,800	54,625
	Humanwell Healthcare Group Co. Ltd., Class A	27,600	79,258
	Hunan Aihua Group Co. Ltd., Class A	11,300	23,510
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	51,000	20,122
	Hunan Gold Corp. Ltd., Class A	11,200	34,662
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	15,500	34,110
*	Hunan New Wellful Co. Ltd., Class A	26,000	21,656
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	44,800	44,522
	Hunan Valin Steel Co. Ltd., Class A	83,640	56,249
	Hunan Zhongke Electric Co. Ltd., Class A	26,900	56,005
	Hundsun Technologies, Inc., Class A	4,976	17,842
	HUYA, Inc., ADR	27,296	102,633
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	135,000	243,424
	Hymson Laser Technology Group Co. Ltd., Class A	5,109	19,040
*	Hytera Communications Corp. Ltd., Class A	35,200	54,125

		Shares	Value»
CHINA — (Continued)
*	HyUnion Holding Co. Ltd., Class A	21,900	$20,983
*	IAT Automobile Technology Co. Ltd., Class A	16,000	21,989
*Ω	iDreamSky Technology Holdings Ltd.	94,800	10,604
	IEIT Systems Co. Ltd., Class A	3,800	26,747
	Iflytek Co. Ltd., Class A	4,200	27,256
	IKD Co. Ltd., Class A	28,200	64,581
*	I-Mab, Sponsored ADR	4,515	4,066
*Ω	IMAX China Holding, Inc.	24,000	19,994
	Imeik Technology Development Co. Ltd., Class A	1,482	35,248
	Industrial & Commercial Bank of China Ltd., Class H	4,006,000	2,744,155
	Industrial Bank Co. Ltd., Class A	147,900	425,348
	Industrial Securities Co. Ltd., Class A	56,320	44,876
	Infore Environment Technology Group Co. Ltd., Class A	52,000	42,768
*Ω	Ingdan, Inc.	206,000	32,272
	Inkeverse Group Ltd.	387,000	72,639
*	INKON Life Technology Co. Ltd., Class A	18,300	23,647
	Inmyshow Digital Technology Group Co. Ltd., Class A	58,200	38,295
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	306,400	72,942
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	31,100	76,435
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	39,788	49,794
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	3,600	14,861

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	87,300	$65,058
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	61,600	33,853
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	16,900	30,939
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	37,900	155,297
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	78,600	55,525
*Ω	InnoCare Pharma Ltd.	72,000	94,074
*Ω	Innovent Biologics, Inc.	30,000	207,777
	Innuovo Technology Co. Ltd., Class A	19,000	27,399
	Insigma Technology Co. Ltd., Class A	21,100	30,620
	Inspur Digital Enterprise Technology Ltd.	132,000	133,298
	Intco Medical Technology Co. Ltd., Class A	6,600	20,225
	Intron Technology Holdings Ltd.	53,000	9,030
#*	iQIYI, Inc., ADR	189,838	349,302
	iRay Group, Class A	1,476	24,625
	IReader Technology Co. Ltd., Class A	7,700	20,773
*	IRICO Display Devices Co. Ltd., Class A	90,900	83,825
*	J&T Global Express Ltd.	511,400	397,297
	JA Solar Technology Co. Ltd., Class A	63,960	84,128
	Jade Bird Fire Co. Ltd., Class A	25,070	38,290
	Jafron Biomedical Co. Ltd., Class A	10,500	30,895
	Jangho Group Co. Ltd., Class A	34,800	25,515

		Shares	Value»
CHINA — (Continued)
	Jason Furniture Hangzhou Co. Ltd., Class A	17,100	$58,740
	JCET Group Co. Ltd., Class A	20,800	95,818
	JCHX Mining Management Co. Ltd., Class A	6,900	35,167
*Ω	JD Health International, Inc.	187,650	890,437
*Ω	JD Logistics, Inc.	650,900	1,020,879
	JD.com, Inc. (9618 HK), Class A	298,407	4,858,491
	Jia Yao Holdings Ltd.	20,000	8,378
	Jiajiayue Group Co. Ltd., Class A	26,300	38,251
	Jiang Su Suyan Jingshen Co. Ltd., Class A	29,900	39,375
	Jiangling Motors Corp. Ltd., Class A	9,800	25,394
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	32,000	25,423
	Jiangsu Azure Corp., Class A	20,400	35,708
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	9,250	32,807
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	102,300	46,654
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	8,000	14,278
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	72,380	72,421
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	29,060	34,458
	Jiangsu Eastern Shenghong Co. Ltd., Class A	30,900	37,454
	Jiangsu Expressway Co. Ltd., Class H	174,000	216,522

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Financial Leasing Co. Ltd., Class A	143,900	$105,785
	Jiangsu General Science Technology Co. Ltd., Class A	48,800	30,581
	Jiangsu Gian Technology Co. Ltd., Class A	5,500	24,704
	Jiangsu Guomao Reducer Co. Ltd., Class A	15,220	33,108
	Jiangsu Guotai International Group Co. Ltd., Class A	47,900	47,222
	Jiangsu Guoxin Corp. Ltd., Class A	22,900	23,141
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	4,200	34,740
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,717	58,870
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,533	59,965
*	Jiangsu High Hope International Group Corp., Class A	59,400	20,244
	Jiangsu Hongdou Industrial Co. Ltd., Class A	74,100	21,643
	Jiangsu Hongtian Technology Co. Ltd., Class A	5,700	18,075
	Jiangsu Huachang Chemical Co. Ltd., Class A	17,700	17,018
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	72,583	41,462
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	7,400	29,831
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	14,200	24,746
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	7,987	52,117

		Shares	Value»
CHINA — (Continued)
	Jiangsu Leili Motor Co. Ltd., Class A	6,800	$56,328
	Jiangsu Lianyungang Port Co. Ltd., Class A	19,500	14,451
	Jiangsu Lihua Foods Group Co. Ltd.	22,875	59,779
	Jiangsu Linyang Energy Co. Ltd., Class A	45,100	34,387
*	Jiangsu Lopal Tech Co. Ltd., Class A	13,900	18,686
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	8,200	44,666
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	18,500	56,865
	Jiangsu Pacific Quartz Co. Ltd., Class A	8,850	39,483
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	34,800	56,276
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	30,300	40,591
	Jiangsu Shagang Co. Ltd., Class A	28,700	23,201
	Jiangsu Shemar Electric Co. Ltd., Class A	7,300	24,156
	Jiangsu Shentong Valve Co. Ltd., Class A	12,900	19,251
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,900	34,042
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	12,600	26,589
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	4,480	9,454

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Jiangsu Sopo Chemical Co., Class A	19,000	$21,535
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	36,400	26,291
	Jiangsu ToLand Alloy Co. Ltd., Class A	7,760	23,184
	Jiangsu Tongrun Equipment Technology Co. Ltd., Class A	11,200	16,848
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	7,600	42,238
	Jiangsu Yanghe Distillery Co. Ltd., Class A	13,500	127,527
	Jiangsu Yangnong Chemical Co. Ltd., Class A	8,190	58,161
	Jiangsu Yoke Technology Co. Ltd., Class A	2,400	18,239
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	10,900	51,726
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	85,720	49,600
	Jiangsu Zhongtian Technology Co. Ltd., Class A	20,900	40,144
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	118,800	44,195
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	13,200	20,077
	Jiangxi Copper Co. Ltd., Class H	345,000	579,702
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	12,700	14,751
	Jiangxi Ganneng Co. Ltd., Class A	19,600	24,795
	Jiangxi Ganyue Expressway Co. Ltd., Class A	52,900	37,449

		Shares	Value»
CHINA — (Continued)
	Jiangxi Guotai Group Co. Ltd., Class A	15,500	$26,810
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	13,500	18,923
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	7,200	27,081
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	13,700	19,039
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	5,800	15,762
	Jiangzhong Pharmaceutical Co. Ltd., Class A	16,900	53,282
	Jianmin Pharmaceutical Group Co. Ltd., Class A	3,400	19,619
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	36,500	33,796
	Jiayou International Logistics Co. Ltd., Class A	18,000	34,525
	Jihua Group Corp. Ltd., Class A	82,900	29,466
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	14,400	31,696
*	Jilin Chemical Fibre, Class A	45,300	22,592
	Jilin Electric Power Co. Ltd., Class A	44,000	32,349
	Jilin OLED Material Tech Co. Ltd., Class A	5,849	14,682
#	Jinchuan Group International Resources Co. Ltd.	653,000	53,886
	Jinduicheng Molybdenum Co. Ltd., Class A	77,100	104,162

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jinghua Pharmaceutical Group Co. Ltd., Class A	20,700	$19,855
	Jingjin Equipment, Inc., Class A	15,800	35,407
	Jinhong Gas Co. Ltd., Class A	6,719	15,364
	Jinhui Liquor Co. Ltd., Class A	8,000	21,176
*	Jinke Smart Services Group Co. Ltd., Class H	49,900	45,634
#	JinkoSolar Holding Co. Ltd., ADR	12,176	208,940
	Jinlei Technology Co. Ltd., Class A	8,500	23,068
	Jinlongyu Group Co. Ltd., Class A	11,300	25,557
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	41,400	63,135
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	33,900	12,376
	Jinneng Science&Technology Co. Ltd., Class A	32,000	27,434
#Ω	Jinxin Fertility Group Ltd.	858,000	320,885
	Jinyu Bio-Technology Co. Ltd., Class A	24,900	23,304
	JiuGui Liquor Co. Ltd., Class A	3,900	23,031
#Ω	Jiumaojiu International Holdings Ltd.	308,000	99,911
	Jizhong Energy Resources Co. Ltd., Class A	110,900	95,309
#	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	16,000	27,274
	JNBY Design Ltd.	88,500	167,359
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	52,900	77,222
	Joinn Laboratories China Co. Ltd., Class A	14,624	31,428

		Shares	Value»
CHINA — (Continued)
	Jointo Energy Investment Co. Ltd. Hebei, Class A	23,500	$20,769
	Jointown Pharmaceutical Group Co. Ltd., Class A	74,680	55,634
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	28,200	19,967
	Jones Tech PLC, Class A	7,400	24,854
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	14,900	39,565
	Joy City Property Ltd.	1,858,000	49,844
	Joyoung Co. Ltd., Class A	17,316	22,653
	JS Corrugating Machinery Co. Ltd., Class A	14,500	21,366
*Ω	JS Global Lifestyle Co. Ltd.	369,500	85,709
	JSTI Group, Class A	30,744	37,252
*	Ju Teng International Holdings Ltd.	328,000	57,712
	Juewei Food Co. Ltd., Class A	14,600	31,890
	Juneyao Airlines Co. Ltd., Class A	23,700	40,488
*Ω	JW Cayman Therapeutics Co. Ltd.	66,000	12,954
*	JY Grandmark Holdings Ltd.	98,000	4,019
	Kailuan Energy Chemical Co. Ltd., Class A	35,000	29,106
	Kaishan Group Co. Ltd., Class A	28,700	34,508
#	Kangji Medical Holdings Ltd.	125,000	120,623
*	KBC Corp. Ltd., Class A	2,693	9,100
	Keboda Technology Co. Ltd., Class A	4,500	33,604
	Keda Industrial Group Co. Ltd., Class A	43,500	54,295
	KEDE Numerical Control Co. Ltd., Class A	2,313	24,078

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Kehua Data Co. Ltd., Class A	9,400	$55,047
	Keshun Waterproof Technologies Co. Ltd., Class A	47,500	30,797
	Kidswant Children Products Co. Ltd., Class A	45,900	80,549
	Kinetic Development Group Ltd.	826,000	125,526
	Kingboard Holdings Ltd.	269,500	723,992
	Kingboard Laminates Holdings Ltd.	322,000	336,185
	KingClean Electric Co. Ltd., Class A	9,180	26,876
	Kingfa Sci & Tech Co. Ltd., Class A	15,000	22,671
	Kingnet Network Co. Ltd., Class A	25,800	60,261
	Kingsoft Corp. Ltd.	200,600	999,470
	Konfoong Materials International Co. Ltd., Class A	3,000	30,812
*	Konka Group Co. Ltd., Class A	49,000	36,891
	KPC Pharmaceuticals, Inc., Class A	12,100	25,494
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	15,700	32,164
*Ω	Kuaishou Technology	366,400	2,418,346
	Kuangda Technology Group Co. Ltd., Class A	43,400	30,073
	Kunlun Energy Co. Ltd.	1,426,000	1,359,228
	Kunshan Huguang Auto Harness Co. Ltd., Class A	7,100	29,368
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	7,920	34,800
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	11,200	20,103
	Kweichow Moutai Co. Ltd., Class A	6,038	1,286,398
	Lakala Payment Co. Ltd., Class A	25,600	74,645
	Lancy Co. Ltd., Class A	9,300	20,347

		Shares	Value»
CHINA — (Continued)
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	35,900	$32,822
	Lao Feng Xiang Co. Ltd., Class A	6,800	44,940
	Laobaixing Pharmacy Chain JSC, Class A	23,663	65,491
	Launch Tech Co. Ltd., Class H	40,500	54,263
	LB Group Co. Ltd., Class A	36,700	83,840
	Lee & Man Chemical Co. Ltd.	62,000	27,938
#	Lee & Man Paper Manufacturing Ltd.	442,000	118,778
	Lee’s Pharmaceutical Holdings Ltd.	149,500	25,636
*Ω	Legend Holdings Corp., Class H	197,200	195,758
	Lens Technology Co. Ltd., Class A	60,400	173,746
	Leoch International Technology Ltd.	62,000	18,641
	Lepu Medical Technology Beijing Co. Ltd., Class A	14,800	22,861
*	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	9,200	25,371
	Levima Advanced Materials Corp., Class A	15,700	31,773
	LexinFintech Holdings Ltd., ADR	38,480	302,068
	Leyard Optoelectronic Co. Ltd., Class A	43,500	36,849
*	Li Auto, Inc. (2015 HK), Class A	52,800	643,351
#*	Li Auto, Inc. (LI US), ADR	857	20,902
	Li Ning Co. Ltd.	921,000	1,736,396
	Lianhe Chemical Technology Co. Ltd., Class A	30,100	26,214
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	9,800	8,148
	Liaoning Cheng Da Co. Ltd., Class A	34,800	47,890

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Liaoning Port Co. Ltd., Class H	134,000	$11,561
*	Lier Chemical Co. Ltd., Class A	27,380	38,480
#*	Lifetech Scientific Corp.	672,000	124,680
	Lijiang Yulong Tourism Co. Ltd., Class A	18,100	22,149
	Lingbao Gold Group Co. Ltd., Class H	140,000	154,592
	Lingyi iTech Guangdong Co., Class A	42,100	46,378
Ω	Linklogis, Inc., Class B	315,000	47,085
*	Liuzhou Iron & Steel Co. Ltd., Class A	44,400	19,708
#	Livzon Pharmaceutical Group, Inc., Class H	50,471	167,386
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	21,100	48,074
#	LK Technology Holdings Ltd.	157,250	56,506
	Loncin Motor Co. Ltd., Class A	55,897	95,882
Ω	Longfor Group Holdings Ltd.	518,500	693,531
	Longhua Technology Group Luoyang Co. Ltd., Class A	10,400	9,720
	LONGi Green Energy Technology Co. Ltd., Class A	33,744	68,323
	Longshine Technology Group Co. Ltd., Class A	14,200	27,490
	Lonking Holdings Ltd.	809,000	203,708
*	Lotus Holdings Co. Ltd.	47,900	43,479
	Lucky Harvest Co. Ltd., Class A	5,700	42,405
	Luenmei Quantum Co. Ltd., Class A	47,808	38,639
	Luoniushan Co. Ltd., Class A	26,700	21,739
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	15,000	9,061

		Shares	Value»
CHINA — (Continued)
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	14,300	$56,435
	Lushang Freda Pharmaceutical Co. Ltd., Class A	22,600	23,091
	Luxi Chemical Group Co. Ltd., Class A	47,000	69,149
	Luxin Venture Capital Group Co. Ltd., Class A	12,200	19,325
	Luxshare Precision Industry Co. Ltd., Class A	37,949	161,532
	Luyang Energy-Saving Materials Co. Ltd.	21,000	34,679
#*Ω	Luye Pharma Group Ltd.	776,500	201,602
	Luzhou Laojiao Co. Ltd., Class A	9,000	153,364
*	Maanshan Iron & Steel Co. Ltd., Class H	496,000	104,745
	Maccura Biotechnology Co. Ltd., Class A	16,300	25,536
	Malion New Materials Co. Ltd., Class A	19,800	23,157
	Mango Excellent Media Co. Ltd., Class A	20,602	64,524
#*Ω	Maoyan Entertainment	160,800	141,291
	Maxscend Microelectronics Co. Ltd., Class A	1,700	17,568
	Maxvision Technology Corp., Class A	6,800	26,471
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	6,400	22,574
#Ω	Medlive Technology Co. Ltd.	50,500	78,629
	Mehow Innovative Ltd., Class A	5,000	16,290
	Meihua Holdings Group Co. Ltd., Class A	65,600	98,986
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	76,900	56,485
Ω	Meitu, Inc.	301,500	212,682

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	Meituan, Class B	237,220	$3,927,755
	Mesnac Co. Ltd., Class A	30,300	32,590
	Metallurgical Corp. of China Ltd., Class H	785,000	148,430
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,200	24,306
*Ω	Microport Cardioflow Medtech Corp.	196,000	22,787
#	MicroPort NeuroScientific Corp.	44,000	59,447
*	Microport Scientific Corp.	63,800	57,608
	Micro-Tech Nanjing Co. Ltd., Class A	2,291	18,890
	Midea Group Co. Ltd., Class A	27,500	278,811
Ω	Midea Real Estate Holding Ltd.	92,800	48,160
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	5,800	38,581
	Ming Yang Smart Energy Group Ltd., Class A	21,700	30,515
	Ming Yuan Cloud Group Holdings Ltd.	262,000	98,018
*	Mingfa Group International Co. Ltd.	299,000	4,222
	MINISO Group Holding Ltd.	147,400	662,701
	Minmetals Capital Co. Ltd., Class A	38,000	27,169
*	Minmetals Development Co. Ltd., Class A	25,100	24,765
*	Minth Group Ltd.	276,000	659,259
	MLS Co. Ltd., Class A	42,600	46,322
*Ω	Mobvista, Inc.	213,000	151,926
*	MOG Digitech Holdings Ltd.	190,000	7,966
	Montage Technology Co. Ltd., Class A	2,343	24,803
	Moon Environment Technology Co. Ltd., Class A	23,400	37,097

		Shares	Value»
CHINA — (Continued)
	Motic Xiamen Electric Group Co. Ltd., Class A	9,400	$19,909
	Muyuan Foods Co. Ltd., Class A	14,967	81,766
	MYS Group Co. Ltd., Class A	22,300	10,709
	Nancal Technology Co. Ltd., Class A	3,800	16,093
	NanJi E-Commerce Co. Ltd., Class A	47,100	28,542
	Nanjing Cosmos Chemical Co. Ltd., Class A	8,700	24,035
	Nanjing Hanrui Cobalt Co. Ltd., Class A	7,300	31,851
	Nanjing Iron & Steel Co. Ltd., Class A	119,200	70,902
	Nanjing Pharmaceutical Co. Ltd., Class A	38,500	27,633
	Nanjing Securities Co. Ltd., Class A	25,800	27,496
*	Nanjing Tanker Corp., Class A	126,900	46,636
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	30,600	26,765
	Nantong Jianghai Capacitor Co. Ltd., Class A	18,900	47,492
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	9,000	20,364
	NARI Technology Co. Ltd., Class A	46,532	141,974
	NAURA Technology Group Co. Ltd., Class A	1,300	80,843
*	NavInfo Co. Ltd., Class A	31,400	36,018
*	Nayuki Holdings Ltd.	237,000	34,300
	NBTM New Materials Group Co. Ltd., Class A	12,900	35,548
	NetDragon Websoft Holdings Ltd.	101,000	128,895
*Ω	NetEase Cloud Music, Inc.	8,000	187,094
	NetEase, Inc. (NTES US), ADR	43,586	4,666,317

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Neusoft Corp., Class A	18,600	$25,794
	New China Life Insurance Co. Ltd., Class H	322,000	1,175,915
	New Hope Dairy Co. Ltd., Class A	18,400	42,197
*	New Hope Liuhe Co. Ltd., Class A	13,100	17,310
*	New Journey Health Technology Group Co. Ltd., Class A	59,000	18,510
	New Trend International Logis-Tech Co. Ltd., Class A	12,200	18,719
	Neway Valve Suzhou Co. Ltd., Class A	16,500	60,937
*	Newborn Town, Inc.	138,000	145,219
	Newland Digital Technology Co. Ltd., Class A	17,900	66,007
	Nexteer Automotive Group Ltd.	314,000	210,485
#*	Nine Dragons Paper Holdings Ltd.	563,000	206,624
	Ningbo Boway Alloy Material Co. Ltd., Class A	20,600	49,359
	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	12,700	28,598
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	12,700	33,279
	Ningbo Huaxiang Electronic Co. Ltd., Class A	21,900	50,407
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	28,300	48,297
	Ningbo Jintian Copper Group Co. Ltd., Class A	37,300	34,248
	Ningbo Joyson Electronic Corp., Class A	27,600	62,541
	Ningbo Orient Wires & Cables Co. Ltd., Class A	14,300	99,536

		Shares	Value»
CHINA — (Continued)
	Ningbo Peacebird Fashion Co. Ltd., Class A	11,900	$25,999
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	13,117	36,217
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	8,700	30,640
	Ningbo Shanshan Co. Ltd., Class A	21,300	20,583
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	9,000	21,485
	Ningbo Tuopu Group Co. Ltd., Class A	10,140	73,322
	Ningbo Xusheng Group Co. Ltd., Class A	20,388	36,278
	Ningbo Yunsheng Co. Ltd., Class A	34,900	35,874
	Ningbo Zhoushan Port Co. Ltd., Class A	42,100	20,621
	Ningxia Baofeng Energy Group Co. Ltd., Class A	49,600	109,436
	Ningxia Building Materials Group Co. Ltd., Class A	10,300	18,255
*	Ningxia Western Venture Industrial Co. Ltd., Class A	34,700	24,680
*	Niu Technologies, Sponsored ADR	9,365	31,466
	NKY Medical Holdings Ltd., Class A	10,200	20,849
	Noah Holdings Ltd., Sponsored ADR	14,753	135,580
Ω	Nongfu Spring Co. Ltd., Class H	258,400	1,187,914
	Norinco International Cooperation Ltd., Class A	25,280	35,680
	North China Pharmaceutical Co. Ltd., Class A	51,500	42,827
	North Copper Co. Ltd., Class A	34,500	42,652
	North Huajin Chemical Industries Co. Ltd., Class A	47,400	34,482

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	North Industries Group Red Arrow Co. Ltd., Class A	17,500	$40,627
	Northeast Pharmaceutical Group Co. Ltd., Class A	65,374	46,244
	Northeast Securities Co. Ltd., Class A	59,500	62,054
	Northking Information Technology Co. Ltd., Class A	11,524	29,779
	Novoray Corp., Class A	3,265	24,920
*	NSFOCUS Technologies Group Co. Ltd., Class A	16,100	15,517
*	Nuode New Materials Co. Ltd., Class A	36,100	15,196
	NYOCOR Co. Ltd., Class A	31,100	23,555
*Ω	Ocumension Therapeutics	68,000	47,354
*	Offcn Education Technology Co. Ltd., Class A	121,700	50,496
	Offshore Oil Engineering Co. Ltd., Class A	83,400	60,991
*	OFILM Group Co. Ltd., Class A	25,500	39,537
	Olympic Circuit Technology Co. Ltd., Class A	6,400	23,487
	Onewo, Inc., Class H	71,600	197,582
	Oppein Home Group, Inc., Class A	8,400	76,515
	Opple Lighting Co. Ltd., Class A	10,400	24,175
	ORG Technology Co. Ltd., Class A	67,184	49,432
	Orient International Enterprise Ltd., Class A	27,900	28,634
	Orient Overseas International Ltd.	35,000	488,897
#Ω	Orient Securities Co. Ltd., Class H	206,800	121,795
*	Oriental Energy Co. Ltd., Class A	38,900	43,816
	Oriental Pearl Group Co. Ltd., Class A	31,900	32,400

		Shares	Value»
CHINA — (Continued)
	Ovctek China, Inc., Class A	18,180	$36,843
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	14,200	42,853
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	91,500	32,121
	PCI Technology Group Co. Ltd., Class A	48,840	34,867
*	PDD Holdings, Inc., ADR	40,382	4,263,128
#*Ω	Peijia Medical Ltd.	89,000	61,005
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	113,300	2,184
*	Pengxin International Mining Co. Ltd., Class A	42,800	28,377
	People.cn Co. Ltd., Class A	6,800	18,553
	People’s Insurance Co. Group of China Ltd. , Class H	1,284,000	759,892
	Perennial Energy Holdings Ltd.	80,000	7,840
	PetroChina Co. Ltd., Class H	3,612,000	2,760,067
	PharmaBlock Sciences Nanjing, Inc., Class A	6,200	27,473
Ω	Pharmaron Beijing Co. Ltd., Class H	57,675	100,010
	PhiChem Corp., Class A	7,100	17,313
	PICC Property & Casualty Co. Ltd., Class H	912,000	1,679,393
	Ping An Bank Co. Ltd., Class A	138,100	207,620
#Ω	Ping An Healthcare & Technology Co. Ltd.	412,818	396,834
	Ping An Insurance Group Co. of China Ltd., Class H	937,500	5,610,967
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	70,500	79,785
	PNC Process Systems Co. Ltd., Class A	9,640	33,975

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	POCO Holding Co. Ltd., Class A	4,400	$24,512
*	Polaris Bay Group Co. Ltd., Class A	43,000	37,589
	Poly Developments & Holdings Group Co. Ltd., Class A	31,800	36,627
	Poly Property Services Co. Ltd., Class H	61,400	243,803
	Pony Testing International Group Co. Ltd., Class A	8,800	8,230
Ω	Pop Mart International Group Ltd.	124,800	3,112,667
	Porton Pharma Solutions Ltd., Class A	8,800	18,239
Ω	Postal Savings Bank of China Co. Ltd., Class H	954,000	586,502
	Pou Sheng International Holdings Ltd.	921,000	56,413
	Power Construction Corp. of China Ltd., Class A	119,400	77,631
*	Powerwin Tech Group Ltd.	36,000	14,782
	Prinx Chengshan Holdings Ltd.	56,500	56,843
*	Productive Technologies Co. Ltd.	818,000	25,661
	PW Medtech Group Ltd.	171,000	22,554
	Pylon Technologies Co. Ltd., Class A	7,722	43,620
*	Q Technology Group Co. Ltd.	123,000	103,167
*	Qi An Xin Technology Group, Inc., Class A	8,255	35,155
	Qianhe Condiment & Food Co. Ltd., Class A	15,292	23,707
	Qifu Technology, Inc., ADR	48,609	1,994,427
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	21,100	37,084

		Shares	Value»
CHINA — (Continued)
	Qingdao Citymedia Co. Ltd., Class A	21,600	$19,527
	Qingdao East Steel Tower Stock Co. Ltd., Class A	49,100	51,392
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	8,600	19,540
	Qingdao Gaoce Technology Co. Ltd., Class A	13,909	16,634
	Qingdao Gon Technology Co. Ltd., Class A	8,700	30,068
	Qingdao Haier Biomedical Co. Ltd., Class A	7,763	33,687
	Qingdao Hanhe Cable Co. Ltd., Class A	53,333	23,441
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,540	20,491
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	4,000	75,004
Ω	Qingdao Port International Co. Ltd., Class H	302,000	218,309
	Qingdao Rural Commercial Bank Corp., Class A	127,700	55,085
	Qingdao Sentury Tire Co. Ltd., Class A	20,720	52,763
	Qingdao TGOOD Electric Co. Ltd., Class A	11,600	36,959
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	15,500	18,931
*	Qinghai Salt Lake Industry Co. Ltd., Class A	29,300	64,441
	Qinhuangdao Port Co. Ltd., Class H	257,000	71,142
*	Qudian, Inc., Sponsored ADR	66,473	180,807

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Queclink Wireless Solutions Co. Ltd., Class A	14,300	$23,633
	Quectel Wireless Solutions Co. Ltd., Class A	3,140	32,556
	Quick Intelligent Equipment Co. Ltd., Class A	6,600	21,556
#*	Radiance Holdings Group Co. Ltd.	65,000	25,167
	Rainbow Digital Commercial Co. Ltd., Class A	31,800	23,377
	Range Intelligent Computing Technology Group Co. Ltd., Class A	7,600	50,645
	Rayhoo Motor Dies Co. Ltd., Class A	5,800	31,139
	Raytron Technology Co. Ltd., Class A	3,690	28,413
#*Ω	Red Star Macalline Group Corp. Ltd., Class H	176,268	30,420
*Ω	Redco Properties Group Ltd.	24,000	315
	Renhe Pharmacy Co. Ltd., Class A	37,500	27,783
	Rianlon Corp., Class A	9,300	35,949
	Risen Energy Co. Ltd., Class A	29,600	36,087
	Riyue Heavy Industry Co. Ltd., Class A	28,500	46,735
	Rizhao Port Co. Ltd., Class A	88,600	36,629
	Rockchip Electronics Co. Ltd., Class A	1,900	44,735
*	RongFa Nuclear Equipment Co. Ltd., Class A	26,400	17,272
	Rongsheng Petrochemical Co. Ltd., Class A	64,050	73,444
*	Roshow Technology Co. Ltd., Class A	36,600	35,984
	Ruida Futures Co. Ltd., Class A	9,100	18,124
	Runjian Co. Ltd., Class A	11,000	75,898
*	Sai Micro Electronics, Inc., Class A	10,600	23,818

		Shares	Value»
CHINA — (Continued)
	SAIC Motor Corp. Ltd., Class A	38,465	$86,135
	Sailun Group Co. Ltd., Class A	24,800	41,747
	Sanan Optoelectronics Co. Ltd., Class A	13,000	22,000
	Sangfor Technologies, Inc., Class A	2,700	36,662
	Sanjiang Shopping Club Co. Ltd., Class A	13,400	21,024
	Sanquan Food Co. Ltd., Class A	22,960	36,441
*	Sansteel Minguang Co. Ltd. Fujian, Class A	71,500	37,138
	Sansure Biotech, Inc., Class A	14,206	38,781
	Sanwei Holding Group Co. Ltd., Class A	15,469	23,287
	Sany Heavy Equipment International Holdings Co. Ltd.	455,000	331,787
	Sany Heavy Industry Co. Ltd., Class A	33,700	87,797
	Satellite Chemical Co. Ltd., Class A	80,627	201,568
	SDIC Capital Co. Ltd., Class A	45,800	43,149
	SDIC Power Holdings Co. Ltd., Class A	35,400	73,330
	Sealand Securities Co. Ltd., Class A	69,219	36,316
*	Seazen Group Ltd.	848,761	213,472
*	Seazen Holdings Co. Ltd., Class A	19,500	36,384
	S-Enjoy Service Group Co. Ltd.	103,000	37,186
	Seres Group Co. Ltd., Class A	5,400	97,063
	SF Holding Co. Ltd., Class A	55,700	333,716
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	34,670	20,094
	Shaanxi Coal Industry Co. Ltd., Class A	67,300	177,700
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	99,600	53,737

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shaanxi Construction Machinery Co. Ltd., Class A	31,900	$14,546
*	Shaanxi Heimao Coking Co. Ltd., Class A	42,000	16,780
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	134,550	121,372
	Shandong Bohui Paper Industrial Co. Ltd., Class A	35,500	21,035
	Shandong Dawn Polymer Co. Ltd., Class A	8,200	17,568
	Shandong Denghai Seeds Co. Ltd., Class A	13,700	19,116
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	27,500	27,649
Ω	Shandong Gold Mining Co. Ltd., Class H	161,500	475,776
	Shandong Haihua Co. Ltd., Class A	23,000	16,846
	Shandong Head Group Co. Ltd., Class A	6,900	10,686
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	15,300	119,645
	Shandong Hi-speed Co. Ltd., Class A	12,100	18,042
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	58,400	45,035
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	33,930	95,277
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	48,700	22,877
	Shandong Humon Smelting Co. Ltd., Class A	22,300	33,278

		Shares	Value»
CHINA — (Continued)
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	17,000	$36,661
	Shandong Jinjing Science & Technology Co. Ltd., Class A	48,400	30,336
	Shandong Linglong Tyre Co. Ltd., Class A	33,395	65,520
	Shandong Lukang Pharma, Class A	17,700	24,133
	Shandong Pharmaceutical Glass Co. Ltd., Class A	16,900	51,654
	Shandong Publishing & Media Co. Ltd., Class A	29,800	40,281
	Shandong Sun Paper Industry JSC Ltd., Class A	42,700	82,330
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	5,400	39,128
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	916,800	674,821
	Shandong WIT Dyne Health Co. Ltd., Class A	4,300	18,098
	Shandong Xiantan Co. Ltd., Class A	21,200	17,335
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	92,200	65,246
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	24,800	28,267
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	28,900	25,552
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	651	942
	Shanghai AJ Group Co. Ltd., Class A	48,900	30,216

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	3,092	$37,214
	Shanghai AtHub Co. Ltd., Class A	28,616	128,945
	Shanghai Bailian Group Co. Ltd., Class A	42,400	55,876
*	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	18,300	65,840
	Shanghai Baolong Automotive Corp., Class A	5,500	28,372
	Shanghai Baosight Software Co. Ltd., Class A	7,404	27,421
	Shanghai Baosteel Packaging Co. Ltd., Class A	53,700	35,086
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	1,186	31,769
	Shanghai Bright Meat Group Co. Ltd., Class A	21,800	24,347
#	Shanghai Chicmax Cosmetic Co. Ltd.	5,000	43,137
	Shanghai Chinafortune Co. Ltd., Class A	20,100	37,129
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	19,400	24,061
	Shanghai Construction Group Co. Ltd., Class A	167,228	55,445
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	24,706	27,234
	Shanghai Datun Energy Resources Co. Ltd., Class A	25,600	39,070
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	1,000	239
*	Shanghai Electric Group Co. Ltd., Class H	396,000	130,123

		Shares	Value»
CHINA — (Continued)
	Shanghai Electric Power Co. Ltd., Class A	34,100	$41,965
	Shanghai Environment Group Co. Ltd., Class A	34,800	37,691
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	12,600	18,036
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	80,000	143,871
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	5,712	16,433
	Shanghai Gentech Co. Ltd., Class A	4,575	23,469
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	17,000	38,839
#Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	10,640	33,526
	Shanghai Huace Navigation Technology Ltd., Class A	5,600	32,804
	Shanghai Huafon Aluminium Corp., Class A	17,300	40,659
	Shanghai Huayi Group Co. Ltd., Class A	47,600	44,592
	Shanghai Industrial Urban Development Group Ltd.	569,600	21,330
	Shanghai INT Medical Instruments Co. Ltd.	18,200	62,199
	Shanghai International Airport Co. Ltd., Class A	4,100	18,105
	Shanghai Jahwa United Co. Ltd., Class A	11,300	36,415
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	18,300	60,518

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,600	$15,268
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	23,200	18,799
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	6,400	15,848
	Shanghai Liangxin Electrical Co. Ltd., Class A	16,600	19,091
	Shanghai Lingang Holdings Corp. Ltd., Class A	32,000	40,059
	Shanghai M&G Stationery, Inc., Class A	7,700	31,155
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	19,900	60,840
*	Shanghai Medicilon, Inc., Class A	1,936	8,013
*	Shanghai Milkground Food Tech Co. Ltd., Class A	11,600	41,587
	Shanghai Moons’ Electric Co. Ltd., Class A	2,400	21,751
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	173,400	237,129
	Shanghai Pioneer Holding Ltd.	237,000	68,913
	Shanghai Pret Composites Co. Ltd., Class A	26,600	37,934
	Shanghai Pudong Construction Co. Ltd., Class A	21,500	18,819
	Shanghai Pudong Development Bank Co. Ltd., Class A	132,034	199,176
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	23,977	55,500
	Shanghai QiFan Cable Co. Ltd., Class A	12,300	24,805

		Shares	Value»
CHINA — (Continued)
	Shanghai RAAS Blood Products Co. Ltd., Class A	48,000	$44,389
	Shanghai Runda Medical Technology Co. Ltd., Class A	12,100	30,073
	Shanghai Rural Commercial Bank Co. Ltd., Class A	43,700	50,559
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	22,600	13,654
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	42,600	60,034
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	4,800	24,851
	Shanghai Stonehill Technology Co. Ltd., Class A	87,100	62,308
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	22,551
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	19,200	29,682
	Shanghai Wanye Enterprises Co. Ltd., Class A	14,160	28,133
	Shanghai Yaoji Technology Co. Ltd., Class A	9,800	36,571
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	33,570	25,970
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	8,300	29,908
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	62,700	36,799
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	51,000	75,528

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	28,700	$24,798
	Shanjin International Gold Co. Ltd., Class A	22,360	62,858
	Shannon Semiconductor Technology Co. Ltd., Class A	4,900	20,762
	Shantui Construction Machinery Co. Ltd., Class A	33,200	39,880
	Shanxi Blue Flame Holding Co. Ltd., Class A	30,100	26,536
	Shanxi Coal International Energy Group Co. Ltd., Class A	41,500	54,112
	Shanxi Coking Co. Ltd., Class A	78,560	37,644
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	84,300	74,398
	Shanxi Hi-speed Group Co. Ltd., Class A	37,900	26,092
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	42,510	39,569
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	47,300	71,151
*	Shanxi Meijin Energy Co. Ltd., Class A	37,000	21,406
	Shanxi Securities Co. Ltd., Class A	36,060	28,048
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	52,400	25,454
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,940	166,956
	Sharetronic Data Technology Co. Ltd., Class A	3,000	43,679
	Shede Spirits Co. Ltd., Class A	6,900	53,911

		Shares	Value»
CHINA — (Continued)
	Shenergy Co. Ltd., Class A	31,800	$38,628
	Shengda Resources Co. Ltd., Class A	12,200	22,786
	Shenghe Resources Holding Co. Ltd., Class A	28,400	41,395
	Shengyi Technology Co. Ltd., Class A	10,200	34,227
	Shenma Industry Co. Ltd., Class A	20,400	22,567
	Shennan Circuits Co. Ltd., Class A	3,785	57,105
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	277,600	73,529
*	Shenyang Jinbei Automotive Co. Ltd., Class A	24,900	18,411
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	3,220	35,635
	Shenzhen Agricultural Power Group Co. Ltd., Class A	41,200	35,976
	Shenzhen Airport Co. Ltd., Class A	46,800	43,643
	Shenzhen Aisidi Co. Ltd., Class A	36,600	58,581
	Shenzhen BSC Technology Co. Ltd., Class A	4,900	18,896
	Shenzhen Capchem Technology Co. Ltd., Class A	5,760	25,203
	Shenzhen Center Power Tech Co. Ltd., Class A	5,700	11,245
	Shenzhen Cereals Holdings Co. Ltd., Class A	21,100	19,531
	Shenzhen Colibri Technologies Co. Ltd., Class A	7,300	15,227
	Shenzhen Comix Group Co. Ltd., Class A	13,300	12,648
	Shenzhen Das Intellitech Co. Ltd., Class A	35,900	15,706
	Shenzhen Desay Battery Technology Co., Class A	12,728	37,099

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shenzhen Dynanonic Co. Ltd., Class A	7,864	$30,286
	Shenzhen Energy Group Co. Ltd., Class A	33,500	29,526
	Shenzhen Envicool Technology Co. Ltd., Class A	5,711	25,029
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	27,680	82,274
	Shenzhen Expressway Corp. Ltd., Class H	178,000	151,307
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	17,800	30,699
	Shenzhen FRD Science & Technology Co. Ltd., Class A	8,400	22,636
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	13,900	14,883
	Shenzhen Gas Corp. Ltd., Class A	58,300	51,217
	Shenzhen Gongjin Electronics Co. Ltd., Class A	24,700	31,071
	Shenzhen Goodix Technology Co. Ltd., Class A	2,700	26,104
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	69,000	39,541
	Shenzhen Hopewind Electric Co. Ltd., Class A	18,900	77,564
	Shenzhen Inovance Technology Co. Ltd., Class A	6,600	64,966
	Shenzhen International Holdings Ltd.	508,055	519,758
	Shenzhen Invt Electric Co. Ltd., Class A	26,700	28,321
	Shenzhen Jinjia Group Co. Ltd., Class A	35,900	17,806

		Shares	Value»
CHINA — (Continued)
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	26,500	$21,463
	Shenzhen Kaifa Technology Co. Ltd., Class A	16,300	40,248
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	14,900	27,954
	Shenzhen Kedali Industry Co. Ltd., Class A	4,600	83,416
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	22,200	45,911
	Shenzhen Kinwong Electronic Co. Ltd., Class A	8,600	33,079
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	6,700	20,792
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	28,200	36,769
	Shenzhen Leaguer Co. Ltd., Class A	45,100	51,116
	Shenzhen Lifotronic Technology Co. Ltd., Class A	10,268	18,237
	Shenzhen Megmeet Electrical Co. Ltd., Class A	11,900	71,131
	Shenzhen Microgate Technology Co. Ltd., Class A	11,900	16,776
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	5,921	179,074
	Shenzhen MTC Co. Ltd., Class A	55,700	33,076
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	4,600	33,183
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	50,400	17,835

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Noposin Crop Science Co. Ltd., Class A	24,100	$31,335
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	112,906	36,740
#	Shenzhen Pagoda Industrial Group Corp. Ltd.	48,000	6,147
	Shenzhen Qingyi Photomask Ltd., Class A	5,756	21,759
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	5,500	30,973
	Shenzhen SC New Energy Technology Corp., Class A	8,300	62,827
	Shenzhen SED Industry Co. Ltd., Class A	11,400	35,445
	Shenzhen SEG Co. Ltd., Class A	23,000	25,897
	Shenzhen Senior Technology Material Co. Ltd., Class A	28,132	35,221
	Shenzhen Sinexcel Electric Co. Ltd., Class A	11,100	45,431
	Shenzhen Sunlord Electronics Co. Ltd., Class A	14,100	54,129
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	4,400	15,042
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	32,600	45,294
	Shenzhen Sunway Communication Co. Ltd., Class A	11,500	31,621
	Shenzhen Tagen Group Co. Ltd., Class A	50,500	24,742
	Shenzhen Topband Co. Ltd., Class A	20,900	40,299
	Shenzhen Topway Video Communication Co. Ltd., Class A	17,500	19,343

		Shares	Value»
CHINA — (Continued)
	Shenzhen Transsion Holdings Co. Ltd., Class A	5,115	$52,872
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	8,000	30,699
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	28,383	71,899
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	34,300	21,395
	Shenzhen Yinghe Technology Co. Ltd., Class A	12,800	29,080
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	14,100	40,236
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	78,200	48,059
	Shenzhou International Group Holdings Ltd.	241,100	1,671,233
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	5,300	25,018
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	9,800	18,545
	Shinva Medical Instrument Co. Ltd., Class A	13,260	26,855
††	Shouhang High-Tech Energy Co. Ltd., Class A	58,700	566
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	61,400	37,096
	Shui On Land Ltd.	1,238,000	105,230
	Sichuan Changhong Electric Co. Ltd., Class A	41,000	59,305
	Sichuan Chengfei Integration Technology Corp., Class A	7,200	16,476

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sichuan Chuantou Energy Co. Ltd., Class A	13,700	$32,039
	Sichuan Development Lomon Co. Ltd., Class A	12,200	18,521
	Sichuan EM Technology Co. Ltd., Class A	25,000	31,001
	Sichuan Expressway Co. Ltd., Class H	138,000	76,952
	Sichuan Furong Technology Co. Ltd., Class A	12,320	18,937
	Sichuan Haite High-tech Co. Ltd., Class A	23,100	29,375
	Sichuan Hebang Biotechnology Co. Ltd., Class A	207,700	48,353
	Sichuan Hexie Shuangma Co. Ltd., Class A	19,600	42,373
*	Sichuan Hongda Co. Ltd., Class A	21,100	19,339
	Sichuan Injet Electric Co. Ltd., Class A	3,900	21,474
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	3,510	8,571
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	18,819	93,884
*	Sichuan Lutianhua Co. Ltd., Class A	47,700	31,748
	Sichuan New Energy Power Co. Ltd., Class A	29,900	42,083
	Sichuan Road & Bridge Group Co. Ltd., Class A	72,600	86,833
	Sichuan Swellfun Co. Ltd., Class A	7,100	44,526
	Sichuan Teway Food Group Co. Ltd., Class A	15,600	24,099
	Sichuan Yahua Industrial Group Co. Ltd., Class A	19,900	30,652
	Sieyuan Electric Co. Ltd., Class A	6,700	66,460

		Shares	Value»
CHINA — (Continued)
	Sihuan Pharmaceutical Holdings Group Ltd.	943,000	$87,475
	Sineng Electric Co. Ltd., Class A	3,000	11,535
	Sino Biopharmaceutical Ltd.	3,497,250	1,756,316
	Sinocare, Inc., Class A	5,900	16,777
*	Sinochem International Corp., Class A	74,300	36,651
	Sinofert Holdings Ltd.	910,000	137,396
	Sinofibers Technology Co. Ltd., Class A	6,000	29,336
	Sinolink Securities Co. Ltd., Class A	26,600	29,767
	Sinoma International Engineering Co., Class A	56,100	70,815
	Sinoma Science & Technology Co. Ltd., Class A	22,750	43,033
	Sinomach Automobile Co. Ltd., Class A	35,400	30,862
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	59,800	23,223
	Sinomach Precision Industry Group Co. Ltd., Class A	9,500	20,086
	Sinomine Resource Group Co. Ltd., Class A	8,520	34,135
	Sinopec Engineering Group Co. Ltd., Class H	563,500	400,968
	Sinopec Kantons Holdings Ltd.	388,000	218,473
*	Sinopec Oilfield Equipment Corp., Class A	29,400	24,173
*	Sinopec Oilfield Service Corp., Class H	954,000	72,517
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	998,000	147,818
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	2,971	21,705

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinopharm Group Co. Ltd., Class H	515,600	$1,215,139
	Sino-Platinum Metals Co. Ltd., Class A	20,919	37,987
	Sinoseal Holding Co. Ltd., Class A	2,800	13,912
	Sinosoft Co. Ltd., Class A	13,860	36,451
	Sinosteel Engineering & Technology Co. Ltd., Class A	37,900	33,652
	Sinosteel New Materials Co. Ltd., Class A	24,200	26,029
*	Sino-Synergy Hydrogen Energy Technology Jiaxing Co. Ltd.	2,500	2,754
	Sinotrans Ltd., Class H	730,000	317,259
	Sinotruk Jinan Truck Co. Ltd., Class A	13,400	31,347
	Skshu Paint Co. Ltd., Class A	1,400	9,335
	Skyworth Digital Co. Ltd., Class A	21,087	32,552
#	Skyworth Group Ltd.	416,825	159,979
Ω	Smoore International Holdings Ltd.	157,000	271,738
	Snowsky Salt Industry Group Co. Ltd., Class A	42,600	29,266
#*	SOHO China Ltd.	884,500	61,538
	Sokan New Materials Group Co. Ltd., Class A	3,209	17,682
	Songcheng Performance Development Co. Ltd., Class A	16,000	20,593
	Sonoscape Medical Corp., Class A	4,600	19,654
	SooChow Securities Co. Ltd., Class A	38,420	41,353
*	South Manganese Investment Ltd.	460,000	15,984
	Southern Publishing & Media Co. Ltd., Class A	25,700	58,394
	Southwest Securities Co. Ltd., Class A	71,900	40,772

		Shares	Value»
CHINA — (Continued)
	SPIC Industry-Finance Holdings Co. Ltd., Class A	33,200	$29,286
	Spring Airlines Co. Ltd., Class A	7,600	56,071
	SSY Group Ltd.	765,026	290,319
	Stanley Agricultural Group Co. Ltd., Class A	26,700	30,840
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	47,400	49,340
	StarPower Semiconductor Ltd., Class A	1,800	20,435
	State Grid Information & Communication Co. Ltd., Class A	10,100	25,165
	State Grid Yingda Co. Ltd., Class A	43,200	28,858
	STO Express Co. Ltd., Class A	36,200	53,270
	Sumavision Technologies Co. Ltd., Class A	15,900	11,529
	Sumec Corp. Ltd., Class A	38,000	49,505
*	Sun King Technology Group Ltd.	370,000	52,934
	Sunflower Pharmaceutical Group Co. Ltd., Class A	16,400	35,442
	Sungrow Power Supply Co. Ltd., Class A	8,260	68,962
	Suning Universal Co. Ltd., Class A	97,900	29,121
	Sunny Optical Technology Group Co. Ltd.	138,500	1,165,374
	Sunresin New Materials Co. Ltd., Class A	5,064	30,332
	Sunrise Group Co. Ltd., Class A	25,800	19,202
*	Sunstone Development Co. Ltd., Class A	24,000	57,449
	Sunward Intelligent Equipment Co. Ltd., Class A	35,600	34,291

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sunwoda Electronic Co. Ltd., Class A	14,382	$37,613
	Suofeiya Home Collection Co. Ltd., Class A	11,900	24,957
	SUPCON Technology Co. Ltd., Class A	4,279	27,821
	Suzhou Anjie Technology Co. Ltd., Class A	14,500	25,696
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	33,200	118,146
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	62,300	29,756
	Suzhou Good-Ark Electronics Co. Ltd., Class A	12,600	15,876
	Suzhou Maxwell Technologies Co. Ltd., Class A	2,300	22,054
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	5,600	33,372
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	10,000	18,468
	Suzhou Sushi Testing Group Co. Ltd., Class A	11,600	25,052
	Suzhou TFC Optical Communication Co. Ltd., Class A	4,900	47,076
#	SY Holdings Group Ltd.	118,000	197,247
	Symphony Holdings Ltd.	450,000	47,463
	SYoung Group Co. Ltd., Class A	8,100	14,112
	Taiji Computer Corp. Ltd., Class A	15,519	51,509
*	Taiyuan Heavy Industry Co. Ltd., Class A	71,100	23,018
*	Tangrenshen Group Co. Ltd., Class A	38,200	25,473

		Shares	Value»
CHINA — (Continued)
*	Tangshan Jidong Cement Co. Ltd., Class A	66,308	$43,242
	TangShan Port Group Co. Ltd., Class A	100,337	55,432
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,000	35,452
	Tasly Pharmaceutical Group Co. Ltd., Class A	14,300	29,971
	Tayho Advanced Materials Group Co. Ltd., Class A	20,300	28,578
	TBEA Co. Ltd., Class A	43,150	68,512
	TCL Electronics Holdings Ltd.	364,666	460,645
	TCL Technology Group Corp., Class A	167,500	95,593
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	45,175	47,660
	TDG Holdings Co. Ltd., Class A	44,400	39,786
	Telling Telecommunication Holding Co. Ltd., Class A	9,300	12,418
	Tencent Holdings Ltd.	420,100	25,731,521
	Tencent Music Entertainment Group, ADR	105,403	1,414,508
	Three Squirrels, Inc., Class A	13,400	49,332
	Three’s Co. Media Group Co. Ltd., Class A	9,327	35,583
	Thunder Software Technology Co. Ltd., Class A	1,190	9,159
	Tian Di Science & Technology Co. Ltd., Class A	67,200	57,344
	Tian Lun Gas Holdings Ltd.	35,500	11,986
	Tiande Chemical Holdings Ltd.	68,000	9,431
	Tiangong International Co. Ltd.	390,000	105,959

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	9,000	$22,845
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	94,000	38,586
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,900	36,772
	Tianjin Port Co. Ltd., Class A	65,600	39,954
	Tianjin Port Development Holdings Ltd.	802,000	62,964
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	17,400	48,903
	Tianjin Teda Co. Ltd., Class A	34,500	17,527
*	Tianma Microelectronics Co. Ltd., Class A	52,000	57,133
	Tianneng Battery Group Co. Ltd., Class A	7,253	25,919
#	Tianneng Power International Ltd.	262,000	218,102
	Tianqi Lithium Corp., Class H	42,800	127,230
	Tianrun Industry Technology Co. Ltd., Class A	31,800	27,044
	Tianshan Aluminum Group Co. Ltd., Class A	91,100	93,460
	TianShan Material Co. Ltd., Class A	27,200	18,377
	Tianshui Huatian Technology Co. Ltd., Class A	31,900	40,748
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	5,300	17,362
	Tibet Mineral Development Co. Ltd., Class A	7,100	18,123
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	8,580	41,938

		Shares	Value»
CHINA — (Continued)
*	Tibet Water Resources Ltd.	405,000	$15,870
	Time Interconnect Technology Ltd.	224,000	117,580
	Tingyi Cayman Islands Holding Corp.	608,000	1,098,249
	Titan Wind Energy Suzhou Co. Ltd., Class A	41,700	36,928
	TKD Science & Technology Co. Ltd., Class A	12,400	23,029
	Tofflon Science & Technology Group Co. Ltd., Class A	17,300	28,020
	Toly Bread Co. Ltd., Class A	43,431	32,479
	Tomson Group Ltd.	11,936	4,130
	Tong Ren Tang Technologies Co. Ltd., Class H	228,000	139,096
	Tongcheng Travel Holdings Ltd.	410,000	1,075,437
	Tongdao Liepin Group	33,400	15,643
	TongFu Microelectronics Co. Ltd., Class A	15,500	54,674
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	39,500	39,325
	Tongkun Group Co. Ltd., Class A	23,600	35,362
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,400	40,107
	Tongling Nonferrous Metals Group Co. Ltd., Class A	153,150	66,699
	Tongwei Co. Ltd., Class A	31,488	70,733
	Tongyu Heavy Industry Co. Ltd., Class A	80,400	27,011
	Topchoice Medical Corp., Class A	5,462	30,229
	Topsec Technologies Group, Inc., Class A	32,900	32,754
Ω	Topsports International Holdings Ltd.	761,000	302,541

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Towngas Smart Energy Co. Ltd.	240,564	$108,399
*	TPV Technology Co. Ltd., Class A	145,100	46,140
	Transfar Zhilian Co. Ltd., Class A	55,900	40,411
	TravelSky Technology Ltd., Class H	234,000	325,742
	Triangle Tyre Co. Ltd., Class A	20,900	38,977
	Trina Solar Co. Ltd., Class A	28,651	51,714
	Trip.com Group Ltd. (9961 HK)	48,950	2,948,787
	Trip.com Group Ltd. (TCOM US), ADR	4,100	241,859
#*	Triumph New Energy Co. Ltd., Class H	62,000	27,449
	Triumph Science & Technology Co. Ltd., Class A	17,500	25,775
	Truking Technology Ltd., Class A	19,000	19,552
	Truly International Holdings Ltd.	596,000	73,168
*	Tsinghua Tongfang Co. Ltd., Class A	33,600	32,238
	Tsingtao Brewery Co. Ltd., Class H	158,000	1,116,503
	TSP Wind Power Group Co. Ltd.	23,500	20,556
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	114,400	4,410
	Tuniu Corp., Sponsored ADR	18,660	17,080
	Unilumin Group Co. Ltd., Class A	33,796	32,319
	Uni-President China Holdings Ltd.	474,000	568,698
	Unisplendour Corp. Ltd., Class A	13,200	45,839
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	45,453
*	UTour Group Co. Ltd., Class A	26,900	29,530
	V V Food & Beverage Co. Ltd., Class A	43,600	21,073
	Valiant Co. Ltd., Class A	20,600	30,963

		Shares	Value»
CHINA — (Continued)
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	2,900	$6,989
	Vats Liquor Chain Store Management JSC Ltd. (300755 CH), Class A	5,100	12,291
	Vatti Corp. Ltd., Class A	23,800	21,210
*Ω	Venus MedTech Hangzhou, Inc., Class H	87,000	28,605
	Victory Giant Technology Huizhou Co. Ltd., Class A	19,700	200,804
	Vipshop Holdings Ltd., ADR	133,611	1,819,782
*	Visionox Technology, Inc., Class A	49,000	57,757
*Ω	Viva Biotech Holdings	484,000	91,721
#*	Vnet Group, Inc., ADR	14,288	89,872
	Walvax Biotechnology Co. Ltd., Class A	13,300	18,344
*	Wanda Film Holding Co. Ltd., Class A	17,800	27,597
	Wangneng Environment Co. Ltd., Class A	12,800	31,464
	Wangsu Science & Technology Co. Ltd., Class A	22,500	36,353
#	Wanguo Gold Group Ltd.	82,000	241,148
	Wanhua Chemical Group Co. Ltd., Class A	31,100	233,321
	Want Want China Holdings Ltd.	1,696,000	1,109,886
	Wanxiang Qianchao Co. Ltd., Class A	35,900	32,166
	Warom Technology, Inc. Co., Class A	7,100	20,090
	Wasion Holdings Ltd.	212,000	219,315
	Wasu Media Holding Co. Ltd., Class A	48,500	51,475
	Weibo Corp. (9898 HK), Class A	2,800	23,142
#	Weibo Corp. (WB US), Sponsored ADR	20,577	166,674

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Weichai Power Co. Ltd., Class H	583,000	$1,137,375
	Weifu High-Technology Group Co. Ltd., Class A	15,900	42,748
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	14,900	19,261
	Weihai Guangwei Composites Co. Ltd., Class A	6,960	27,854
	Weilong Delicious Global Holdings Ltd.	104,200	219,770
*Ω	Weimob, Inc.	50,000	10,772
*	Wellhope Foods Co. Ltd., Class A	19,600	22,543
	Wencan Group Co. Ltd., Class A	9,300	26,159
	Wens Foodstuff Group Co. Ltd., Class A	28,200	65,810
	Wenzhou Yihua Connector Co. Ltd., Class A	4,700	26,659
#	West China Cement Ltd.	784,000	157,487
	Western Metal Materials Co. Ltd., Class A	12,100	30,702
	Western Mining Co. Ltd., Class A	31,700	67,251
*	Western Region Gold Co. Ltd., Class A	15,600	34,792
	Western Securities Co. Ltd., Class A	46,800	48,550
	Western Superconducting Technologies Co. Ltd., Class A	4,368	28,255
	Will Semiconductor Co. Ltd. Shanghai, Class A	3,000	54,492
	Willfar Information Technology Co. Ltd., Class A	3,260	16,143
	Winall Hi-Tech Seed Co. Ltd., Class A	16,600	21,010
	Windey Energy Technology Group Co. Ltd., Class A	24,290	35,166
	Wingtech Technology Co. Ltd., Class A	7,700	36,982

		Shares	Value»
CHINA — (Continued)
	Winner Medical Co. Ltd., Class A	9,300	$66,907
	Winning Health Technology Group Co. Ltd., Class A	24,900	35,084
	Wolong Electric Group Co. Ltd., Class A	22,300	78,826
*	World Union Group, Inc., Class A	62,600	19,249
	Wuchan Zhongda Group Co. Ltd., Class A	70,600	49,456
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	2,600	20,649
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	12,800	21,184
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	6,000	14,761
	Wuhu Token Science Co. Ltd., Class A	56,700	44,367
	Wuliangye Yibin Co. Ltd., Class A	23,900	423,581
	WUS Printed Circuit Kunshan Co. Ltd., Class A	5,300	20,506
	Wushang Group Co. Ltd., Class A	15,200	19,485
#Ω	WuXi AppTec Co. Ltd., Class H	47,139	364,318
	Wuxi Autowell Technology Co. Ltd., Class A	3,745	17,063
	Wuxi Best Precision Machinery Co. Ltd., Class A	12,500	47,906
*Ω	Wuxi Biologics Cayman, Inc.	743,000	2,157,990
	Wuxi Boton Technology Co. Ltd., Class A	6,600	20,855
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	28,200	35,458
	Wuxi NCE Power Co. Ltd., Class A	6,440	27,459

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wuxi Paike New Materials Technology Co. Ltd., Class A	3,200	$24,440
	Wuxi Rural Commercial Bank Co. Ltd., Class A	43,600	33,221
	Wuxi Taiji Industry Ltd. Co., Class A	58,300	50,822
	Wuxi Xinje Electric Co. Ltd., Class A	3,000	21,263
	XCMG Construction Machinery Co. Ltd., Class A	97,300	118,120
	XGD, Inc., Class A	19,100	58,111
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	395,000	36,881
	Xiamen Amoytop Biotech Co. Ltd., Class A	3,449	35,332
	Xiamen Bank Co. Ltd., Class A	73,700	58,485
	Xiamen C & D, Inc., Class A	29,400	42,170
	Xiamen Changelight Co. Ltd., Class A	23,300	34,047
	Xiamen Faratronic Co. Ltd., Class A	4,100	58,763
	Xiamen Intretech, Inc., Class A	21,020	44,276
	Xiamen ITG Group Corp. Ltd., Class A	48,620	41,980
	Xiamen Jihong Technology Co. Ltd., Class A	16,700	31,663
	Xiamen Kingdomway Group Co., Class A	12,523	27,350
	Xiamen Tungsten Co. Ltd., Class A	33,400	84,370
	Xiamen Xiangyu Co. Ltd., Class A	73,200	65,334
	Xi’an Bright Laser Technologies Co. Ltd., Class A	3,157	29,508
	Xi’an Manareco New Materials Co. Ltd., Class A	4,416	23,202
	Xi’An Shaangu Power Co. Ltd., Class A	34,300	39,163
	Xi’an Triangle Defense Co. Ltd., Class A	9,400	32,072

		Shares	Value»
CHINA — (Continued)
	Xiandai Investment Co. Ltd., Class A	58,000	$31,623
	Xiangcai Co. Ltd., Class A	34,400	36,783
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	12,400	16,917
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	18,500	25,063
	Xianhe Co. Ltd., Class A	15,000	43,407
*Ω	Xiaomi Corp., Class B	359,400	2,300,950
	Xilinmen Furniture Co. Ltd., Class A	8,700	18,335
	Xinfengming Group Co. Ltd., Class A	40,600	60,320
	Xingfa Aluminium Holdings Ltd.	55,000	54,362
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	129,000	186,736
	Xinhuanet Co. Ltd., Class A	8,300	25,571
	Xinjiang Communications Construction Group Co. Ltd., Class A	26,300	40,014
	Xinjiang Joinworld Co. Ltd., Class A	30,300	27,794
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	50,900	26,112
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	11,280	43,115
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	288,000	33,724
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	20,300	27,153
#*	Xinte Energy Co. Ltd., Class H	142,400	81,318
	Xinxiang Chemical Fiber Co. Ltd., Class A	39,900	21,412
	Xinxiang Richful Lube Additive Co. Ltd., Class A	4,940	42,041

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	103,000	$47,770
#	Xinyi Energy Holdings Ltd.	917,737	108,678
#	Xinyi Solar Holdings Ltd.	1,762,273	586,062
	Xinyu Iron & Steel Co. Ltd., Class A	95,802	53,330
	Xinzhi Group Co. Ltd., Class A	7,900	18,754
*	Xizang Zhufeng Resources Co. Ltd., Class A	13,500	17,407
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	12,100	18,065
*	XPeng, Inc., Class A	138,700	1,291,160
#	Xtep International Holdings Ltd.	533,138	363,574
	Xuji Electric Co. Ltd., Class A	11,600	33,934
#*	Xunlei Ltd., ADR	27,524	116,151
Ω	Yadea Group Holdings Ltd.	457,501	825,723
	Yangling Metron New Material, Inc., Class A	12,920	33,537
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	36,500	64,386
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	5,300	35,353
	Yankershop Food Co. Ltd., Class A	7,560	93,501
#	Yankuang Energy Group Co. Ltd., Class H	1,134,900	1,185,315
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	9,500	29,560
	Yantai China Pet Foods Co. Ltd., Class A	6,800	52,860
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	12,900	26,571
	Yantai Eddie Precision Machinery Co. Ltd., Class A	17,300	44,727

		Shares	Value»
CHINA — (Continued)
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,900	$77,417
	YanTai Shuangta Food Co. Ltd., Class A	35,700	26,159
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	12,800	21,863
*	Yatsen Holding Ltd., ADR	18,246	78,093
#*	Yeahka Ltd.	35,600	35,610
	Yealink Network Technology Corp. Ltd., Class A	5,980	27,351
	Yechiu Metal Recycling China Ltd., Class A	72,100	23,716
	Yeebo International Holdings Ltd.	76,000	15,865
	YGSOFT, Inc., Class A	22,752	17,849
	Yibin Tianyuan Group Co. Ltd., Class A	18,531	11,195
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	121,200	194,372
	Yifan Pharmaceutical Co. Ltd., Class A	14,700	22,963
	Yifeng Pharmacy Chain Co. Ltd., Class A	25,796	100,589
#	Yihai International Holding Ltd.	199,000	343,035
	Yindu Kitchen Equipment Co. Ltd., Class A	6,700	20,290
	Yiren Digital Ltd., Sponsored ADR	30,385	198,718
#Ω	Yixin Group Ltd.	685,500	188,316
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,900	25,194
	Yizumi Holdings Co. Ltd., Class A	15,200	42,935
	Yonfer Agricultural Technology Co. Ltd., Class A	33,700	62,963
*	Yonghui Superstores Co. Ltd., Class A	71,500	50,352

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yongjin Technology Group Co. Ltd.	7,800	$17,492
	YongXing Special Materials Technology Co. Ltd., Class A	12,550	52,984
*	Yonyou Network Technology Co. Ltd., Class A	4,300	8,734
	Yotrio Group Co. Ltd., Class A	69,200	33,212
	Youcare Pharmaceutical Group Co. Ltd., Class A	8,600	19,550
	Youngor Fashion Co. Ltd., Class A	66,020	68,131
	Youngy Co. Ltd., Class A	2,300	8,604
	Youzu Interactive Co. Ltd., Class A	35,700	46,321
	YTO Express Group Co. Ltd., Class A	45,800	82,612
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	12,000	16,696
	Yuexiu Transport Infrastructure Ltd.	154,000	68,199
*	Yueyang Forest & Paper Co. Ltd., Class A	32,100	18,942
	YUNDA Holding Group Co. Ltd., Class A	52,010	48,637
	Yunnan Aluminium Co. Ltd., Class A	64,800	135,773
	Yunnan Baiyao Group Co. Ltd., Class A	4,900	38,633
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	85,300	59,679
	Yunnan Copper Co. Ltd., Class A	41,200	66,100
	Yunnan Energy Investment Co. Ltd., Class A	32,600	48,913
	Yunnan Energy New Material Co. Ltd., Class A	12,400	47,354
	Yunnan Tin Co. Ltd., Class A	46,900	89,324

		Shares	Value»
CHINA — (Continued)
	Yunnan Yuntianhua Co. Ltd., Class A	14,000	$43,062
	Yusys Technologies Co. Ltd., Class A	17,600	58,395
	Yutong Bus Co. Ltd., Class A	21,740	80,339
	ZBOM Home Collection Co. Ltd., Class A	15,356	23,087
	Zengame Technology Holding Ltd.	116,000	33,824
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,800	79,090
	Zhaojin Mining Industry Co. Ltd., Class H	319,000	759,968
	Zhefu Holding Group Co. Ltd., Class A	129,500	56,101
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,500	34,069
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	21,500	23,198
*	Zhejiang Century Huatong Group Co. Ltd., Class A	31,680	32,404
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,600	36,602
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	1,600	17,642
	Zhejiang China Commodities City Group Co. Ltd., Class A	40,000	84,347
	Zhejiang Chint Electrics Co. Ltd., Class A	20,002	61,409
	Zhejiang Communications Technology Co. Ltd., Class A	82,620	43,776
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,500	28,731

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Crystal-Optech Co. Ltd., Class A	9,400	$25,475
	Zhejiang Dahua Technology Co. Ltd., Class A	21,744	47,171
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	25,100	48,601
	Zhejiang Dingli Machinery Co. Ltd., Class A	5,880	35,187
*	Zhejiang Dun’An Artificial Environment Co. Ltd., Class A	24,700	38,436
	Zhejiang Expressway Co. Ltd., Class H	345,240	284,559
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	8,900	18,576
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	36,400	44,299
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	37,996	58,907
	Zhejiang Hailiang Co. Ltd., Class A	40,100	52,751
	Zhejiang Hailide New Material Co. Ltd., Class A	35,500	24,012
	Zhejiang HangKe Technology, Inc. Co., Class A	13,537	31,845
	Zhejiang Hangmin Co. Ltd., Class A	41,300	40,236
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	35,400	24,305
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	38,500	46,999
	Zhejiang Huace Film & Television Co. Ltd., Class A	30,900	30,627
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,500	46,456

		Shares	Value»
CHINA — (Continued)
	Zhejiang Huangma Technology Co. Ltd., Class A	14,500	$24,149
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	13,500	19,936
	Zhejiang Huayou Cobalt Co. Ltd., Class A	16,980	79,212
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	38,900	45,784
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	11,200	66,150
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	14,600	36,392
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	5,800	13,766
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	13,500	51,018
	Zhejiang Jingu Co. Ltd., Class A	27,500	52,258
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,160	47,311
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	18,400	59,298
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	21,000	39,702
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	10,900	23,536
	Zhejiang Juhua Co. Ltd., Class A	6,300	22,102
	Zhejiang Lante Optics Co. Ltd., Class A	9,195	30,216
	Zhejiang Longsheng Group Co. Ltd., Class A	34,600	46,764
	Zhejiang Medicine Co. Ltd., Class A	26,043	47,782

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Meida Industrial Co. Ltd., Class A	29,900	$29,403
	Zhejiang Narada Power Source Co. Ltd., Class A	10,300	19,997
	Zhejiang NHU Co. Ltd., Class A	22,076	67,231
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	107,090	88,672
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	5,296	15,998
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	21,900	45,727
	Zhejiang Runtu Co. Ltd., Class A	37,200	35,642
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	11,500	42,508
	Zhejiang Semir Garment Co. Ltd., Class A	67,100	51,914
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	38,980	27,834
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	6,000	27,930
	Zhejiang Southeast Space Frame Co. Ltd., Class A	20,100	11,294
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	16,700	22,160
	Zhejiang Supor Co. Ltd., Class A	4,250	32,909
	Zhejiang Taihua New Material Group Co. Ltd., Class A	26,900	35,301
*	Zhejiang Tiantie Science & Technology Co. Ltd., Class A	17,409	11,105
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,380	22,641

	Shares	Value»
CHINA — (Continued)
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	20,700	$47,599
Zhejiang Wanliyang Co. Ltd., Class A	40,300	40,698
Zhejiang Wanma Co. Ltd., Class A	42,400	86,312
Zhejiang Wansheng Co. Ltd., Class A	14,800	19,343
Zhejiang Weiming Environment Protection Co. Ltd., Class A	32,377	86,803
Zhejiang Weixing Industrial Development Co. Ltd., Class A	24,400	37,174
Zhejiang Weixing New Building Materials Co. Ltd., Class A	23,500	38,160
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,200	19,485
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	31,100	38,496
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	40,420	42,200
Zhejiang Yasha Decoration Co. Ltd., Class A	25,400	12,623
Zhejiang Yinlun Machinery Co. Ltd., Class A	23,500	82,353
Zhejiang Yonghe Refrigerant Co. Ltd., Class A	11,200	33,479
Zhende Medical Co. Ltd., Class A	9,000	23,721
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	99,800	166,130
Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	45,400	29,277
Zheshang Securities Co. Ltd., Class A	22,000	31,828

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhewen Interactive Group Co. Ltd., Class A	31,700	$34,962
*	Zhihu, Inc.	25,800	33,800
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	266,600	384,970
	Zhongji Innolight Co. Ltd., Class A	2,240	26,194
	Zhongjin Gold Corp. Ltd., Class A	38,900	73,268
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	12,800	28,314
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	28,400	24,957
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	52,500	50,101
	Zhongshan Public Utilities Group Co. Ltd., Class A	20,300	23,867
	Zhongsheng Group Holdings Ltd.	320,000	481,498
	Zhongtai Securities Co. Ltd., Class A	43,500	36,576
*††	Zhongtian Financial Group Co. Ltd., Class A	187,255	0
	Zhongtong Bus Holding Co. Ltd., Class A	13,500	20,631
#*	Zhongyu Energy Holdings Ltd.	189,477	104,629
	Zhongyuan Environment-Protection Co. Ltd., Class A	40,400	45,327
Ω	Zhou Hei Ya International Holdings Co. Ltd.	367,000	118,965
	Zhuhai Huafa Properties Co. Ltd., Class A	55,300	38,795
*	Zhuhai Zhumian Group Co. Ltd.	23,800	21,499
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	86,400	346,795
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	9,600	44,536

		Shares	Value»
CHINA — (Continued)
	Zhuzhou Kibing Group Co. Ltd., Class A	73,800	$54,921
*	Zhuzhou Smelter Group Co. Ltd., Class A	29,300	40,462
	Zhuzhou Times New Material Technology Co. Ltd., Class A	24,200	37,818
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	62,500	38,338
	Zijin Mining Group Co. Ltd., Class H	760,000	1,660,359
Ω	ZJLD Group, Inc.	16,600	13,876
	ZJMI Environmental Energy Co. Ltd., Class A	19,700	33,408
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	406,800	293,132
	ZTE Corp., Class H	61,360	181,143
	ZTO Express Cayman, Inc. (2057 HK)	87,350	1,626,796
	ZTO Express Cayman, Inc. (ZTO US), ADR	28,315	523,828
#*	Zx, Inc.	23,800	26,171
*Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	24,000	55,909

TOTAL CHINA			311,446,521

COLOMBIA — (0.0%)
	Almacenes Exito SA, BDR	16,459	30,191
	Bancolombia SA (BCOLO CB)	12,889	152,817
	Bancolombia SA (CIB US), Sponsored ADR	7,094	286,030
	Celsia SA ESP	89,057	84,724
	Cementos Argos SA	44,014	111,661
*	Corp. Financiera Colombiana SA	33,886	132,800
	Grupo Argos SA	43,531	226,434
	Grupo Energia Bogota SA ESP	88,951	61,678
	Interconexion Electrica SA ESP	24,653	127,186
	Mineros SA	44,303	63,589

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
	Promigas SA ESP	11,599	$18,391

TOTAL COLOMBIA			1,295,501

CZECH REPUBLIC — (0.0%)
	CEZ AS	12,725	645,915
	Komercni Banka AS	9,798	476,200
Ω	Moneta Money Bank AS	96,987	599,528
	Philip Morris CR AS	103	83,387

TOTAL CZECH REPUBLIC			1,805,030

DENMARK — (1.7%)
*	ALK-Abello AS	43,956	1,024,636
	Alm Brand AS	345,580	818,849
	Ambu AS, Class B	72,446	1,307,687
#	AP Moller - Maersk AS (MAERSKA DC), Class A	328	560,572
#	AP Moller - Maersk AS (MAERSKB DC), Class B	476	819,617
*	Bang & Olufsen AS	38,004	75,012
*	Bavarian Nordic AS	29,195	694,149
#*	Better Collective AS	14,233	187,321
#*	Bioporto AS	51,729	12,143
*	Cadeler AS (CADLR NO)	13,474	70,456
*	Cadeler AS (CDLR US), ADR	817	17,051
	Carlsberg AS, Class B	22,939	3,125,522
#	cBrain AS	3,178	82,495
	Chemometec AS	4,476	322,487
#	Coloplast AS, Class B	14,379	1,627,171
	Columbus AS	29,642	53,030
	D/S Norden AS	12,986	353,636
	Danske Bank AS	88,541	3,106,687
*	Demant AS	25,927	944,180
*	Dfds AS	11,886	165,302
	DSV AS	20,855	4,420,446
	FLSmidth & Co. AS	15,607	738,870
	Foroya Banki P	1,557	41,511
*	Genmab AS (GMAB DC)	12,910	2,737,418
*	GN Store Nord AS	44,585	673,156
	H Lundbeck AS (HLUNA DC), Class A	15,876	65,573
	H Lundbeck AS (HLUNB DC)	101,624	486,323
*	H&H International AS, Class B	7,342	135,070

		Shares	Value»
DENMARK — (Continued)
#	Harboes Bryggeri AS, Class B	361	$7,947
#*	Huscompagniet AS	5,429	42,090
#	ISS AS	53,332	1,338,177
#	Jeudan AS	1,549	46,382
	Jyske Bank AS	23,137	1,897,660
	Matas AS	14,399	297,185
	MT Hoejgaard Holding AS	809	31,557
*	Napatech AS	3,160	5,871
*Ω	Netcompany Group AS	13,978	631,021
#*	Nilfisk Holding AS	5,306	70,302
*	NKT AS	21,035	1,712,710
*Ω	NNIT AS	3,224	35,469
	Novo Nordisk AS (NOVOB DC), Class B	260,349	17,407,327
	Novonesis Novozymes B, Class B	47,182	3,064,816
*	NTG Nordic Transport Group AS	2,304	87,577
#*Ω	Orsted AS	11,979	476,680
	Pandora AS	34,056	5,069,674
	Parken Sport & Entertainment AS	2,257	46,032
	Per Aarsleff Holding AS	8,213	661,732
	Ringkjoebing Landbobank AS	10,234	1,956,700
	Rockwool AS, Class A	18,180	828,965
	Rockwool AS, Class B	37,950	1,732,424
	Royal Unibrew AS	19,787	1,573,422
*	RTX AS	3,370	31,957
#Ω	Scandinavian Tobacco Group AS	24,470	356,175
	Schouw & Co. AS	5,347	487,377
	Solar AS, Class B	1,720	66,222
	SP Group AS	3,403	139,449
*	Spar Nord Bank AS	29,356	942,050
	Sparekassen Sjaelland-Fyn AS	3,119	134,796
	Svitzer Group AS	1,272	53,340
	Sydbank AS	27,804	1,780,578
	Tivoli AS	821	76,955
	Tryg AS	81,964	1,954,869
	UIE PLC	5,984	286,037
	Vestas Wind Systems AS	102,883	1,371,657
	Vestjysk Bank AS	40,592	26,485

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
*	Zealand Pharma AS	11,773	$832,658

TOTAL DENMARK			72,228,695

EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	95,981	149,845
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	53,549	83,537
*	EFG Holding SAE (EFGZF US), GDR	10,327	8,262

TOTAL EGYPT			241,644

FINLAND — (1.2%)
	Aktia Bank OYJ	20,181	228,788
	Alma Media OYJ	9,053	118,568
#	Anora Group OYJ	12,222	45,498
	Aspo OYJ	1,832	10,805
	Atria OYJ	5,381	79,014
#	Bittium OYJ	6,855	53,274
#	Citycon OYJ	10,124	40,653
	Digia OYJ	4,257	32,176
	Elisa OYJ	44,784	2,389,138
#Ω	Enento Group OYJ	3,284	63,413
	eQ OYJ	496	5,731
#	Evli OYJ, Class B	487	10,041
	Finnair OYJ	8,706	23,540
	Fiskars OYJ Abp	8,806	146,321
	Fortum OYJ	131,945	2,212,263
	F-Secure OYJ	31,078	68,380
	Gofore OYJ	2,086	37,319
	Harvia OYJ	5,540	256,337
	Hiab OYJ	15,100	718,499
	Huhtamaki OYJ	35,060	1,290,828
*	Incap OYJ	4,186	45,843
	Kalmar OYJ, Class B	15,100	478,382
#	Kamux Corp.	6,742	17,809
	Kemira OYJ	29,393	606,497
	Kesko OYJ (KESKOA FH), Class A	26,904	601,630
	Kesko OYJ (KESKOB FH), Class B	108,737	2,496,473
*	Kojamo OYJ	28,584	332,717
	Kone OYJ, Class B	43,747	2,709,331
	Konecranes OYJ	28,766	1,927,265
	Lassila & Tikanoja OYJ	11,796	126,514
*	Lindex Group OYJ	23,214	69,674
#	Mandatum OYJ	102,038	721,157
	Marimekko OYJ	15,377	212,652

		Shares	Value»
FINLAND — (Continued)
	Metsa Board OYJ (METSB FH), Class B	43,602	$159,189
#	Metso OYJ	237,362	2,579,105
#	Neste OYJ	47,622	493,999
	NoHo Partners OYJ	1,855	19,949
#	Nokia OYJ (NOK US), Sponsored ADR	94,309	470,602
	Nokia OYJ (NOKIA FH)	457,505	2,287,147
	Nokia OYJ (NOKIA FP)	66,112	330,339
#	Nokian Renkaat OYJ	39,347	312,998
	Nordea Bank Abp (NDA FH)	368,309	5,100,692
	Nordea Bank Abp (NDA SS)	201,732	2,768,319
	Olvi OYJ, Class A	5,575	209,037
#	Oma Saastopankki OYJ	3,577	36,949
	Oriola OYJ (OKDBV FH), Class B	42,960	53,220
	Orion OYJ (ORNAV FH), Class A	8,695	540,432
	Orion OYJ (ORNBV FH), Class B	43,783	2,741,321
#	Outokumpu OYJ	88,822	341,887
	Pihlajalinna OYJ	4,982	78,597
	Ponsse OYJ	2,075	63,740
	Puuilo OYJ	27,624	393,379
*	QT Group OYJ	6,759	441,038
	Raisio OYJ, Class V	27,644	77,051
*	Rapala VMC OYJ	4,345	6,403
#*	Remedy Entertainment OYJ	412	7,674
	Revenio Group OYJ	7,382	230,891
	Sampo OYJ, Class A	322,327	3,226,089
	Sanoma OYJ	29,308	322,862
	Scanfil OYJ	3,590	35,418
	Stora Enso OYJ, Class R	186,852	1,735,554
	Taaleri PLC	5,530	44,889
#	Talenom OYJ	3,546	14,334
Ω	Terveystalo OYJ	45,645	634,363
#	TietoEVRY OYJ	28,422	509,181
#	Tokmanni Group Corp.	24,258	382,739
	UPM-Kymmene OYJ	101,986	2,701,211
	Vaisala OYJ, Class A	6,965	370,843
#	Valmet OYJ	48,178	1,471,071
	Wartsila OYJ Abp	90,607	1,674,085
#*	WithSecure OYJ	26,041	27,770
#*	YIT OYJ	52,325	152,713

TOTAL FINLAND			51,223,610

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (4.9%)
*	74Software SA	4,569	$176,284
#	ABC arbitrage	4,142	28,306
	Accor SA	41,040	2,022,139
	Aeroports de Paris SA	8,753	1,094,534
*	Air France-KLM	15,284	133,442
	Air Liquide SA	17,825	3,662,649
	AKWEL SADIR	4,438	37,144
*	Alstom SA	105,912	2,557,686
	Altamir	4,354	114,046
	Alten SA	9,742	825,764
Ω	Amundi SA	16,864	1,332,107
	Arkema SA	18,161	1,380,699
#	Assystem SA	2,173	94,426
	Aubay	2,806	146,381
	AXA SA	89,591	4,237,286
*	Bastide le Confort Medical	1,878	58,068
#	Beneteau SACA	13,445	123,007
	BioMerieux	5,625	759,264
	BNP Paribas SA	71,751	6,079,425
	Boiron SA	2,514	69,202
	Bollore SE	98,892	611,689
#	Bonduelle SCA	4,529	42,359
*††	Bourbon Corp. SA	4,401	0
	Bouygues SA	73,956	3,250,758
	Bureau Veritas SA	77,376	2,456,151
*	Canal & SA	167,101	379,696
	Capgemini SE	25,805	4,119,830
	Carrefour SA	196,595	3,032,224
#	Catana Group	7,299	28,151
	CBo Territoria	9,164	38,600
*	Cegedim SA	2,736	37,105
	Cie de Saint-Gobain SA	70,887	7,706,692
	Cie des Alpes	7,009	137,921
	Cie Generale des Etablissements Michelin SCA	181,642	6,641,874
*	Claranova SE	4,482	12,111
#*	Clariane SE	55,606	236,276
	Coface SA	44,297	907,945
	Credit Agricole SA	85,531	1,604,269
	Danone SA	61,421	5,285,057
	Dassault Aviation SA	2,251	811,635
	Dassault Systemes SE	11,504	431,125
	Derichebourg SA	50,289	345,925
	Edenred SE	21,091	657,764
	Eiffage SA	31,274	4,255,539
*	Ekinops SAS	1,330	4,966
	Electricite de Strasbourg SA	236	37,334
*Ω	Elior Group SA	39,446	119,495
	Elis SA	73,732	1,892,632

		Shares	Value»
FRANCE — (Continued)
	Engie SA	335,342	$6,930,960
	Equasens	860	37,923
	Eramet SA	3,003	166,511
	EssilorLuxottica SA	10,039	2,892,768
	Esso SA Francaise	1,146	184,212
	Etablissements Maurel et Prom SA	31,177	160,487
	Eurazeo SE	15,983	1,168,670
*	Euroapi SA	1,821	5,696
#*	Eutelsat Communications SACA	23,595	96,359
	Exel Industries SA, Class A	410	16,377
*	Figeac Aero	2,158	21,196
	Fnac Darty SA (FNAC FP)	4,024	140,109
*	Foraco International SA	25,652	33,121
	Forvia SE (1EO IM)	5,777	44,726
	Forvia SE (FRVIA FP)	44,164	341,154
	Gaztransport Et Technigaz SA	14,585	2,377,396
	Getlink SE	83,218	1,580,161
	GL Events SACA	2,338	58,301
	Groupe Crit SA	1,179	90,967
#	Guerbet	2,270	51,645
	Hermes International SCA	2,123	5,838,632
*	ID Logistics Group SACA	1,122	505,368
	Imerys SA	12,349	412,509
#	Infotel SA	1,378	68,437
#	Interparfums SA	1,932	76,578
	Ipsen SA	11,663	1,356,443
	IPSOS SA	18,653	883,120
#	Jacquet Metals SACA	4,855	114,199
*	JCDecaux SE	22,209	386,531
	Kaufman & Broad SA	4,750	186,502
#	Kering SA	5,832	1,186,536
Ω	La Francaise des Jeux SACA	36,341	1,295,344
	Laurent-Perrier	647	71,185
	Lectra	3,855	100,111
	Legrand SA	18,897	2,076,777
	Linedata Services	520	43,426
	LISI SA	3,575	111,948
	LNA Sante SA	2,281	59,380
	L’Oreal SA	11,123	4,914,872
*	Louis Hachette Group	64,114	101,088
#*	Lumibird	756	9,732
	LVMH Moet Hennessy Louis Vuitton SE	22,930	12,701,599

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#Ω	Maisons du Monde SA	8,797	$27,430
	Manitou BF SA	3,915	90,280
	Mersen SA	6,173	132,303
#	Metropole Television SA	9,841	154,630
	Nexans SA	11,535	1,267,216
*	Nexity SA	8,900	93,321
	NRJ Group	7,637	57,539
	Oeneo SA	5,165	53,331
	Opmobility	21,640	242,525
	Orange SA (ORA FP)	612,316	8,883,507
	Pernod Ricard SA	12,880	1,396,134
*	Pierre Et Vacances SA	36,881	57,839
	Publicis Groupe SA (PUB FP)	39,525	4,021,550
	Quadient SA	10,779	204,034
	Renault SA	44,715	2,374,866
	Rexel SA	93,422	2,595,602
	Robertet SA	148	137,269
	Rubis SCA	16,903	550,206
	Safran SA	19,874	5,288,862
	Sanofi SA (SAN FP)	55,079	6,025,193
#	Sartorius Stedim Biotech	1,197	282,481
	Savencia SA	1,762	133,440
	Schneider Electric SE (0NWV LI)	523	121,508
	Schneider Electric SE (SU FP)	16,920	3,953,286
	SCOR SE	51,307	1,616,642
	SEB SA	9,149	863,016
	Seche Environnement SACA	1,125	116,056
*Ω	SMCP SA	11,700	42,179
	Societe BIC SA	8,122	525,506
	Societe Generale SA	92,987	4,848,246
	Societe LDC SADIR	2,226	193,230
	Sodexo SA	25,211	1,600,314
*	SOITEC	3,311	187,911
	Sopra Steria Group	6,271	1,285,799
	SPIE SA	48,709	2,387,352
	Stef SA	2,121	305,823
*	Synergie SE	3,061	105,826
#	Teleperformance SE	16,728	1,834,309
#	Television Francaise 1 SA	16,266	155,429
	TFF Group	687	16,284
	Thales SA	11,933	3,342,700
#	Thermador Groupe	1,429	106,986
#	Tikehau Capital SCA	9,093	196,384
	TotalEnergies SE (TTE FP)	378,420	21,552,986
#	Trigano SA	3,519	418,044

		Shares	Value»
FRANCE — (Continued)
*	Ubisoft Entertainment SA	25,745	$303,336
	Valeo SE	75,873	753,507
#*	Vallourec SACA	74,061	1,368,857
	Veolia Environnement SA (VEOEY US), ADR	2,434	44,664
#	Veolia Environnement SA (VIE FP)	59,845	2,185,783
Ω	Verallia SA	22,799	762,365
	Vetoquinol SA	997	84,240
	Vicat SACA	6,500	363,957
	Vinci SA	71,180	9,998,464
	Virbac SACA	759	267,598
*	Viridien	2,407	142,801
	Vivendi SE	167,101	521,098
#*	Voltalia SA	10,199	84,522
#	Wavestone	2,002	106,858
*Ω	Worldline SA	51,725	286,583

TOTAL FRANCE			216,036,045

GERMANY — (5.7%)
	1&1 AG	12,950	230,113
	7C Solarparken AG	19,921	45,467
	Adesso SE	970	107,737
	adidas AG	18,670	4,295,809
	Adtran Networks SE	1,667	38,332
	All for One Group SE	816	52,440
	Allgeier SE	1,536	35,364
	Allianz SE (ALV GR)	20,399	8,436,551
	AlzChem Group AG	1,800	232,289
	Amadeus Fire AG	1,750	148,767
	Atoss Software SE	3,038	456,691
	Aumann AG	2,172	35,063
#	Aurubis AG	14,817	1,293,651
*Ω	Auto1 Group SE	3,080	74,005
	BASF SE	229,131	11,701,597
	Bayer AG	262,627	6,882,714
	Bayerische Motoren Werke AG	46,542	3,947,575
#*	BayWa AG (BYW6 GR)	3,491	32,032
	Bechtle AG	29,596	1,262,644
	Beiersdorf AG	4,327	609,666
	Bertrandt AG	1,589	34,301
	Bijou Brigitte AG	1,462	70,290
	Bilfinger SE	8,279	704,128
#	Borussia Dortmund GmbH & Co. KGaA	29,896	111,052
#*	BRANICKS Group AG	13,392	29,032
	Brenntag SE	39,795	2,657,663
Ω	Brockhaus Technologies AG	1,041	16,925

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	CANCOM SE (COK GR)	9,624	$295,499
	Carl Zeiss Meditec AG	1,094	75,188
*	Ceconomy AG	59,605	211,829
	CENIT AG	2,780	26,075
	Cewe Stiftung & Co. KGaA	3,602	416,548
	Commerzbank AG	167,433	4,431,539
*	CompuGroup Medical SE & Co. KGaA	9,534	237,613
	Continental AG	36,543	2,856,736
*	Covestro AG	46,546	3,132,981
	CTS Eventim AG & Co. KGaA	19,710	2,335,378
	Daimler Truck Holding AG	167,017	6,710,155
	Dermapharm Holding SE	5,524	241,319
	Deutsche Bank AG (DB US)	15,323	401,616
	Deutsche Bank AG (DBK GR)	232,746	6,102,680
*	Deutsche Beteiligungs AG	4,853	138,715
	Deutsche Boerse AG	23,792	7,663,257
	Deutsche EuroShop AG	3,358	73,676
	Deutsche Lufthansa AG	125,694	903,192
*Ω	Deutsche Pfandbriefbank AG	47,446	291,004
	Deutsche Post AG	233,467	9,975,577
	Deutsche Telekom AG (DTE GR)	555,726	19,960,308
	Deutsche Wohnen SE	10,013	254,459
	Draegerwerk AG & Co. KGaA	1,349	76,019
	Duerr AG	17,076	404,254
Ω	DWS Group GmbH & Co. KGaA	17,869	940,685
	E.ON SE	328,573	5,746,607
	Eckert & Ziegler SE	3,524	240,892
	Elmos Semiconductor SE	2,766	188,432
	ElringKlinger AG	10,977	61,278
	Energiekontor AG	3,328	160,316
	Evonik Industries AG	81,587	1,833,492
#*	Evotec SE	10,944	91,606
	Fielmann Group AG	8,763	497,956
	flatexDEGIRO AG	29,434	774,610

		Shares	Value»
GERMANY — (Continued)
#*	Fraport AG Frankfurt Airport Services Worldwide	12,777	$846,752
	Freenet AG	53,644	2,230,684
	Fresenius Medical Care AG (FME GR)	49,703	2,528,669
*	Fresenius SE & Co. KGaA	48,965	2,325,686
	Friedrich Vorwerk Group SE	3,434	234,479
	FUCHS SE	10,078	387,427
	GEA Group AG	59,438	3,877,716
	Gerresheimer AG	11,561	784,387
	Gesco SE	3,358	61,353
	GFT Technologies SE	10,615	299,801
	Grenke AG	9,102	139,521
	H&R GmbH & Co. KGaA	2,595	11,984
	Hannover Rueck SE	11,514	3,695,989
#Ω	Hapag-Lloyd AG	4,299	676,879
	Hawesko Holding SE	778	21,901
	Heidelberg Materials AG	33,220	6,641,126
*	Heidelberger Druckmaschinen AG	91,674	126,196
	Hella GmbH & Co. KGaA	2,586	259,929
*	HelloFresh SE	55,068	573,412
	Henkel AG & Co. KGaA	13,831	976,194
	Hensoldt AG	17,547	1,359,345
	HOCHTIEF AG	5,257	994,599
	Hornbach Holding AG & Co. KGaA	3,806	428,507
	HUGO BOSS AG	16,554	690,456
	Indus Holding AG	5,574	157,026
	Infineon Technologies AG (IFX GR)	257,494	8,528,986
	Init Innovation in Traffic Systems SE	1,931	85,973
Ω	Instone Real Estate Group SE	11,403	105,475
	IVU Traffic Technologies AG	3,219	68,480
	Jenoptik AG	19,012	379,571
Ω	JOST Werke SE	4,249	239,116
	K&S AG	59,181	1,032,228
	KION Group AG	25,717	1,094,411
	Kloeckner & Co. SE	10,042	80,829
	Knorr-Bremse AG	19,436	1,927,599
*	Koenig & Bauer AG	4,757	88,024
	Krones AG	6,122	894,841

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	KWS Saat SE & Co. KGaA	3,782	$238,638
	Lanxess AG	29,886	897,297
	LEG Immobilien SE	17,112	1,450,570
	Leifheit AG	2,142	52,779
#*	LPKF Laser & Electronics SE	1,380	12,845
*	Medios AG	6,355	84,395
	Mercedes-Benz Group AG	112,299	6,714,224
	Merck KGaA	3,786	527,087
	MLP SE	29,957	271,623
	MTU Aero Engines AG	4,579	1,584,817
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,604	9,313,427
	Mutares SE & Co. KGaA	5,859	214,224
#*	Nagarro SE	2,358	168,105
	Nemetschek SE	16,704	2,219,707
#*	Nordex SE	33,573	628,598
	Norma Group SE	11,272	141,667
	Patrizia SE	14,358	120,423
*	Pentixapharm Holding AG	3,524	11,577
	Pfeiffer Vacuum Technology AG	1,648	290,344
#	PNE AG	5,124	89,616
	ProCredit Holding AG	6,800	78,142
	ProSiebenSat.1 Media SE	48,292	337,016
	Puma SE (PUM GR)	37,747	974,660
#*	PVA TePla AG	7,215	134,135
	PWO AG	638	20,863
*	q.beyond AG	24,466	22,224
	Qiagen NV	13,347	572,803
	Rational AG	1,534	1,316,224
	Rheinmetall AG	7,903	13,459,222
	RWE AG	75,013	2,913,066
	Salzgitter AG	9,915	245,023
	SAP SE (SAP GR)	18,493	5,410,843
	Schaeffler AG	43,525	187,833
	Secunet Security Networks AG	327	76,251
#*	SFC Energy AG	1,242	32,219
#*	SGL Carbon SE	8,070	32,280
	Siemens AG (SIE GR)	30,981	7,133,729
*	Siemens Energy AG	71,300	5,503,195
Ω	Siemens Healthineers AG	10,407	561,014
	Siltronic AG	6,260	254,536
	Sixt SE	4,885	464,433

		Shares	Value»
GERMANY — (Continued)
	SMA Solar Technology AG	6,446	$111,795
	Stabilus SE	8,993	249,450
	STRATEC SE	1,507	41,003
	Stroeer SE & Co. KGaA	12,688	757,619
	Suedzucker AG	21,802	293,541
	SUSS MicroTec SE	5,570	214,480
	Symrise AG	30,585	3,527,412
*	TAG Immobilien AG	46,284	753,547
	Takkt AG	9,190	79,378
*	Talanx AG	17,751	2,037,249
*Ω	TeamViewer SE	46,273	710,879
	Technotrans SE	1,819	37,151
	thyssenkrupp AG	171,650	1,968,527
*	TUI AG	186,434	1,434,514
	United Internet AG	27,336	619,893
#	Verbio SE	3,836	45,274
	Volkswagen AG	3,684	411,265
	Vonovia SE	60,028	1,991,127
	Vossloh AG	3,762	297,214
	Wacker Chemie AG	6,599	498,855
	Wacker Neuson SE	12,005	322,824
	Washtec AG	3,925	189,131
*	Westwing Group SE	457	3,973
	Wuestenrot & Wuerttembergische AG	9,432	151,917
*Ω	Zalando SE	48,200	1,760,085
	Zeal Network SE	1,112	56,652

TOTAL GERMANY			249,475,369

GREECE — (0.1%)
	Aegean Airlines SA	12,199	163,807
*	Aktor SA Holding Company Technical & Energy Projects	8,800	49,387
	Alpha Services & Holdings SA	283,602	691,487
	Athens Water Supply & Sewage Co. SA	5,285	34,866
	Autohellas Tourist & Trading SA	5,110	65,607
	Avax SA	6,223	14,160
	Bank of Greece	4,789	74,470
	Ellaktor SA	28,588	42,193
	ElvalHalcor SA	16,469	36,945
	Eurobank Ergasias Services & Holdings SA	167,181	474,464
*††	FF Group	1,384	0
	Fourlis Holdings SA	10,258	46,472
	GEK Terna SA	16,011	332,311

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Hellenic Exchanges - Athens Stock Exchange SA	7,855	$47,015
	Hellenic Telecommunications Organization SA	14,364	272,586
	Helleniq Energy Holdings SA	37,562	324,446
	Holding Co. ADMIE IPTO SA	19,838	64,944
	Intracom Holdings SA	21,319	74,666
	Jumbo SA	18,366	579,860
	Kri-Kri Milk Industry SA	4,410	76,289
*	LAMDA Development SA	12,603	94,832
	Metlen Energy & Metals SA	12,414	587,521
	Motor Oil Hellas Corinth Refineries SA	22,934	555,693
	National Bank of Greece SA	48,124	510,768
	OPAP SA	9,527	211,682
	Piraeus Financial Holdings SA	99,191	557,059
	Piraeus Port Authority SA	1,557	69,706
	Public Power Corp. SA	13,772	206,440
	Quest Holdings SA	7,220	51,800
	Sarantis SA	4,363	66,887
	Thrace Plastics Holding & Co.	5,555	23,881

TOTAL GREECE			6,402,244

HONG KONG — (1.5%)
	Aeon Credit Service
	Asia Co. Ltd.	80,000	64,043
	AIA Group Ltd.	746,200	5,591,211
*	Allied Group Ltd.	26,000	5,065
	Amrita Global	138,000	10,676
	APAC Resources Ltd.	194,095	27,638
*	Apollo Future Mobility Group Ltd.	9,200	1,213
	Asia Financial Holdings Ltd.	72,000	37,046
	ASMPT Ltd.	38,300	257,662
	Bank of East Asia Ltd.	387,117	532,263
	Beijing Enterprises Holdings Ltd.	181,000	734,421

		Shares	Value»
HONG KONG — (Continued)
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	83,000	$90,098
	BOC Hong Kong Holdings Ltd.	285,000	1,182,288
	Bright Smart Securities & Commodities Group Ltd.	374,000	330,624
Ω	Budweiser Brewing Co. APAC Ltd.	115,200	121,724
	Build King Holdings Ltd.	90,000	13,082
	BYD Electronic International Co. Ltd.	210,000	871,589
	Cafe de Coral Holdings Ltd.	114,000	104,765
	Cathay Pacific Airways Ltd.	439,454	504,962
*	Central New Energy Holding Group Ltd.	50,000	68,957
	Chervon Holdings Ltd.	28,800	48,367
*	Chi Kan Holdings Ltd.	28,000	9,372
*	China Aerospace International Holdings Ltd.	690,000	34,235
*††	China Common Rich Renewable Energy Investments Ltd.	190,000	0
*	China Energy Development Holdings Ltd.	2,788,000	15,472
	China Everbright Environment Group Ltd.	827,111	382,174
	China Everbright Ltd.	318,000	170,054
#††	China Huiyuan Juice Group Ltd.	269,535	12,185
	China Jinmao Holdings Group Ltd.	2,083,485	308,290
	China Merchants Port Holdings Co. Ltd.	461,993	750,037
	China Motor Bus Co. Ltd.	2,400	17,474
	China Nonferrous Mining Corp. Ltd.	524,000	346,814
	China Overseas Grand Oceans Group Ltd.	683,283	151,352

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	China Overseas Land & Investment Ltd.	853,500	$1,514,236
	China Power International Development Ltd.	1,014,999	398,680
*††	China Properties Investment Holdings Ltd.	81,000	0
	China Resources Beer Holdings Co. Ltd.	554,307	1,948,502
Ω	China Resources Pharmaceutical Group Ltd.	653,000	412,184
	China Resources Power Holdings Co. Ltd.	312,690	754,338
*	China Star Entertainment Ltd.	900,000	182,469
	China Taiping Insurance Holdings Co. Ltd.	558,000	772,700
	China Tobacco International HK Co. Ltd.	82,000	263,843
#*	China Traditional Chinese Medicine Holdings Co. Ltd.	1,122,000	292,078
	China Travel International Investment Hong Kong Ltd.	808,000	104,983
*	China Vered Financial Holding Corp. Ltd.	4,380,000	26,578
*††	China Zhongwang Holdings Ltd.	809,600	0
*	Chinese Estates Holdings Ltd.	189,000	31,362
	Chow Sang Sang Holdings International Ltd.	143,000	140,143
	CITIC Ltd.	737,000	895,950
	CITIC Telecom International Holdings Ltd.	633,000	192,563
	CK Asset Holdings Ltd.	216,177	883,161
	CK Hutchison Holdings Ltd.	220,200	1,241,725
	CK Infrastructure Holdings Ltd.	45,500	306,654
*	CK Life Sciences International Holdings, Inc.	760,000	88,371

		Shares	Value»
HONG KONG — (Continued)
	CLP Holdings Ltd.	72,500	$618,181
#*	C-Mer Medical Holdings Ltd.	166,000	36,136
#††	Convoy, Inc.	1,758,000	7,095
*	Cowell e Holdings, Inc.	38,000	109,204
Ω	Crystal International Group Ltd.	117,000	68,212
*	CSC Holdings Ltd.	5,605,000	13,707
*	CSI Properties Ltd.	2,184,000	47,148
	CSPC Pharmaceutical Group Ltd.	3,058,800	2,409,230
	CSSC Hong Kong Shipping Co. Ltd.	478,000	104,656
	CTF Services Ltd.	394,116	373,234
*††	CW Group Holdings Ltd.	193,500	0
*	CWT International Ltd.	1,480,000	17,965
	Dah Sing Banking Group Ltd.	152,800	164,655
	Dah Sing Financial Holdings Ltd.	62,400	227,835
	Dickson Concepts International Ltd.	75,000	66,319
	Eagle Nice International Holdings Ltd.	128,000	57,260
††	EcoGreen International Group Ltd.	50,000	2,297
	Emperor Watch & Jewellery Ltd.	1,680,000	46,887
*	ENM Holdings Ltd.	360,000	11,580
Ω	ESR Group Ltd.	468,600	746,219
*	EverChina International Holdings Co. Ltd.	335,000	3,250
	Fairwood Holdings Ltd.	31,500	20,881
	Far East Consortium International Ltd.	542,901	62,283
	Far East Horizon Ltd.	672,000	521,428
	First Pacific Co. Ltd.	778,000	523,491
#*Ω	FIT Hon Teng Ltd.	476,000	119,500
	Fosun International Ltd.	769,072	398,684
	FSE Lifestyle Services Ltd.	28,000	19,934
#*††	Fuguiniao Co. Ltd.	37,999	0
	Galaxy Entertainment Group Ltd.	225,000	812,609

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
Ω	Genertec Universal Medical Group Co. Ltd.	314,500	$207,428
	Giordano International Ltd.	430,000	82,784
#*††	Gold Financial Holdings Ltd.	184,000	0
	Great Eagle Holdings Ltd.	82,925	138,623
	G-Resources Group Ltd.	103,950	84,760
	Guangdong Investment Ltd.	612,000	495,241
	Guoco Group Ltd.	2,000	16,262
	Guotai Junan International Holdings Ltd.	1,129,000	145,396
	Hang Lung Group Ltd.	259,000	371,787
	Hang Lung Properties Ltd.	622,248	510,331
	Hang Seng Bank Ltd.	47,300	660,250
	Henderson Land Development Co. Ltd.	162,909	462,000
	HK Electric Investments & HK Electric Investments Ltd.	394,000	274,378
	HKBN Ltd.	42,500	27,782
*	HKR International Ltd.	302,560	33,734
	HKT Trust & HKT Ltd.	721,000	1,025,968
	Hong Kong & China Gas Co. Ltd.	710,168	638,990
	Hong Kong Exchanges & Clearing Ltd.	68,746	3,003,491
	Hong Kong Ferry Holdings Co. Ltd.	18,000	9,722
#*	Hong Kong Technology Venture Co. Ltd.	144,055	38,538
	Hongkong & Shanghai Hotels Ltd.	173,683	120,895
Ω	Honma Golf Ltd.	53,500	23,836
#Ω	Hua Hong Semiconductor Ltd.	239,000	1,092,907
	Hutchison Telecommunications Hong Kong Holdings Ltd.	604,000	78,713

		Shares	Value»
HONG KONG — (Continued)
*	HUTCHMED China Ltd., ADR	883	$13,113
	Hysan Development Co. Ltd.	121,000	197,242
	IGG, Inc.	228,000	109,844
Ω	Impro Precision Industries Ltd.	27,000	8,003
*	IPE Group Ltd.	180,000	9,283
	Jacobson Pharma Corp. Ltd.	70,000	11,000
	Jinmao Property Services Co. Ltd.	30,120	11,243
	Johnson Electric Holdings Ltd.	130,755	238,209
	K Wah International Holdings Ltd.	465,072	104,200
	Kerry Properties Ltd.	198,000	464,989
	KLN Logistics Group Ltd.	167,000	134,700
	Kowloon Development Co. Ltd.	154,307	59,782
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	505,500	29,975
	Lenovo Group Ltd.	2,338,000	2,704,075
	Liu Chong Hing Investment Ltd.	84,000	43,629
	Luk Fook Holdings International Ltd.	116,000	253,125
	Man Wah Holdings Ltd.	603,600	320,777
#*	Melco International Development Ltd.	17,000	7,043
	MGM China Holdings Ltd.	138,400	179,355
*††	MH Development NPV	24,000	0
	Miramar Hotel & Investment	88,000	102,956
*	MMG Ltd.	1,775,200	537,331
	Modern Dental Group Ltd.	140,000	75,190
*	Mongolian Mining Corp.	198,000	163,580
#	Morimatsu International Holdings Co. Ltd.	77,000	54,678
	MTR Corp. Ltd.	55,833	192,754
*	NagaCorp Ltd.	302,811	128,622
*	New Focus Auto Tech Holdings Ltd.	1,596,000	8,823

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	New World Development Co. Ltd.	455,952	$279,217
*††	NewOcean Energy Holdings Ltd.	370,000	0
#	Nissin Foods Co. Ltd.	65,000	55,922
	Oriental Watch Holdings	155,596	70,291
*	Oshidori International Holdings Ltd.	1,594,198	96,848
	Pacific Basin Shipping Ltd.	2,087,000	467,950
#	Pacific Textiles Holdings Ltd.	295,000	46,824
	PAX Global Technology Ltd.	292,000	175,840
	PC Partner Group Ltd.	102,000	95,906
	PCCW Ltd.	1,216,658	811,090
	Perfect Medical Health Management Ltd.	124,000	34,566
	Pico Far East Holdings Ltd.	324,000	79,814
	Plover Bay Technologies Ltd.	104,000	71,151
	Poly Property Group Co. Ltd.	734,189	138,740
	Power Assets Holdings Ltd.	17,000	112,424
*	PT International Development Co. Ltd.	68,100	1,882
*	Public Financial Holdings Ltd.	144,000	24,148
*	Regal Hotels International Holdings Ltd.	120,000	9,838
Ω	Regina Miracle International Holdings Ltd.	81,000	17,783
	Sa Sa International Holdings Ltd.	480,000	36,294
*	Sands China Ltd.	145,600	260,762
	SAS Dragon Holdings Ltd.	88,000	45,971
	SEA Holdings Ltd.	36,582	6,475
*	Shandong Hi-Speed Holdings Group Ltd.	153,000	125,125
	Shanghai Industrial Holdings Ltd.	150,000	228,908
	Shangri-La Asia Ltd.	456,000	255,427

		Shares	Value»
HONG KONG — (Continued)
*	Shenwan Hongyuan HK Ltd.	65,000	$9,583
#	Shenzhen Investment Ltd.	915,262	91,928
	Shoucheng Holdings Ltd.	634,800	130,111
#	Shougang Fushan Resources Group Ltd.	956,375	303,073
*	Shun Tak Holdings Ltd.	546,000	39,377
Ω	Simcere Pharmaceutical Group Ltd.	179,000	202,370
	Singamas Container Holdings Ltd.	570,000	44,680
	Sino Land Co. Ltd.	699,955	719,344
	Sinotruk Hong Kong Ltd.	254,500	611,538
	SITC International Holdings Co. Ltd.	410,000	1,135,275
#*	SJM Holdings Ltd.	565,499	157,760
	SmarTone Telecommunications Holdings Ltd.	138,000	75,576
#*	SMI Holdings Group Ltd.	1	0
*	Solomon Systech International Ltd.	524,000	26,266
	Soundwill Holdings Ltd.	41,000	43,109
	Stella International Holdings Ltd.	173,500	310,612
	Sun Art Retail Group Ltd.	703,000	167,776
	Sun Hung Kai & Co. Ltd.	211,000	81,666
	Sun Hung Kai Properties Ltd.	76,500	725,711
	SUNeVision Holdings Ltd.	246,000	205,683
	Swire Pacific Ltd. (19 HK), Class A	69,000	596,689
	Swire Pacific Ltd. (87 HK), Class B	47,500	65,377
	Swire Properties Ltd.	90,000	198,897
	TAI Cheung Holdings Ltd.	108,000	41,110
*††	Tech-Pro, Inc.	1,538,000	0
	Techtronic Industries Co. Ltd.	95,000	956,078
*	Television Broadcasts Ltd.	110,900	44,206

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Texhong International Group Ltd.	122,000	$53,120
	Texwinca Holdings Ltd.	332,000	24,507
#	Theme International Holdings Ltd.	1,660,000	83,447
	Tian An China Investment Co. Ltd.	148,000	81,493
	Tianjin Development Holdings Ltd.	46,000	11,314
*	Tongda Group Holdings Ltd.	2,489,999	24,080
	Town Health International Medical Group Ltd.	254,000	8,140
	Tradelink Electronic Commerce Ltd.	290,000	35,569
	Transport International Holdings Ltd.	78,266	90,910
	United Laboratories International Holdings Ltd.	452,000	810,013
#††	Untrade.China Dili	715,599	11,423
*††	Untrade.Genting	188,000	0
*	Value Partners Group Ltd.	303,000	53,064
	Vesync Co. Ltd.	44,000	31,600
	Vitasoy International Holdings Ltd.	220,000	283,451
	Viva Goods Co. Ltd.	344,000	15,931
*	Vobile Group Ltd.	236,000	99,137
	VSTECS Holdings Ltd.	350,000	269,482
	VTech Holdings Ltd.	55,300	371,514
Ω	WH Group Ltd.	2,130,632	1,905,227
	Wharf Holdings Ltd.	332,000	833,951
	Wharf Real Estate Investment Co. Ltd.	201,000	480,701
	Wing Tai Properties Ltd.	52,000	9,753
	Wynn Macau Ltd.	292,400	194,656
*	Xingye Alloy Materials Group Ltd.	86,000	10,965
#	Xinyi Glass Holdings Ltd.	662,054	619,869
	Yue Yuen Industrial Holdings Ltd.	300,000	430,709
#	Yuexiu Property Co. Ltd.	544,800	328,804
	Yuexiu Services Group Ltd.	142,500	52,843

		Shares	Value»
HONG KONG — (Continued)
*	Zensun Enterprises Ltd.	135,000	$1,511

TOTAL HONG KONG			64,323,065

HUNGARY — (0.1%)
*	4iG Nyrt	16,803	84,749
	ANY Security Printing Co.	215	3,722
	Magyar Telekom Telecommunications PLC	100,745	476,365
	MOL Hungarian Oil & Gas PLC	89,300	756,166
	Opus Global Nyrt	27,448	42,366
	OTP Bank Nyrt	21,980	1,623,619
	Richter Gedeon Nyrt	6,597	200,078

TOTAL HUNGARY			3,187,065

INDIA — (5.6%)
	360 ONE WAM Ltd.	36,444	421,919
*	3i Infotech Ltd.	27,169	7,384
	3M India Ltd.	64	22,767
	Aarti Drugs Ltd.	15,323	63,421
	Aarti Industries Ltd.	40,532	201,380
	Aarti Pharmalabs Ltd.	11,960	101,304
*	Aavas Financiers Ltd.	4,162	95,148
	ABB India Ltd.	3,063	198,529
	Abbott India Ltd.	863	306,870
	ACC Ltd.	17,719	393,128
	Accelya Solutions India Ltd.	740	11,706
	Action Construction Equipment Ltd.	11,951	165,932
*	Adani Energy Solutions Ltd.	18,111	191,003
	Adani Enterprises Ltd.	4,425	119,919
*	Adani Green Energy Ltd.	9,405	99,453
	Adani Ports & Special Economic Zone Ltd.	44,017	632,890
*	Adani Power Ltd.	77,143	482,402
	Adani Total Gas Ltd.	15,559	109,594
	ADF Foods Ltd.	11,330	29,665
*	Aditya Birla Capital Ltd.	190,334	440,819
*	Aditya Birla Fashion & Retail Ltd.	37,022	114,634
	Aditya Birla Real Estate Ltd.	10,267	233,485
	Advanced Enzyme Technologies Ltd.	14,719	49,780

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Aegis Logistics Ltd.	45,524	$418,136
	Agarwal Industrial Corp. Ltd.	1,662	19,359
	AGI Greenpac Ltd.	11,207	107,992
	Ahluwalia Contracts India Ltd.	9,019	90,724
	AIA Engineering Ltd.	10,045	375,428
	Ajanta Pharma Ltd.	17,411	554,294
	Ajmera Realty & Infra India Ltd.	1,123	10,884
	Akzo Nobel India Ltd.	2,300	92,980
	Alembic Ltd.	28,091	33,227
	Alembic Pharmaceuticals Ltd.	25,708	264,703
	Alkem Laboratories Ltd.	6,176	371,154
	Alkyl Amines Chemicals	3,302	66,540
	Allcargo Logistics Ltd.	125,488	43,880
*	Allcargo Terminals Ltd.	31,372	9,187
	Allied Digital Services Ltd.	4,502	9,904
	Amara Raja Energy & Mobility Ltd.	26,543	305,271
	Ambuja Cements Ltd.	59,988	381,172
	Anant Raj Ltd.	34,045	181,292
	Andhra Paper Ltd.	11,595	10,135
	Andhra Sugars Ltd.	28,073	23,296
	Angel One Ltd.	5,945	162,939
	Anup Engineering Ltd.	1,045	37,035
	Apar Industries Ltd.	4,455	295,174
	Apcotex Industries Ltd.	3,910	14,173
	APL Apollo Tubes Ltd.	38,497	730,523
	Apollo Hospitals Enterprise Ltd.	13,609	1,123,709
	Apollo Tyres Ltd.	127,582	710,072
	Arvind Fashions Ltd.	19,213	90,273
	Arvind Ltd.	61,309	261,383
	Asahi India Glass Ltd.	21,844	190,606
*	Ashapura Minechem Ltd.	7,479	29,351
	Ashiana Housing Ltd.	8,633	27,539
	Ashok Leyland Ltd.	388,726	1,040,957
*	Ashoka Buildcon Ltd.	45,156	98,656
*	Asian Granito India Ltd.	16,696	8,897
	Asian Paints Ltd.	22,765	651,321
Ω	Aster DM Healthcare Ltd.	42,764	256,503

		Shares	Value»
INDIA — (Continued)
	Astra Microwave Products Ltd.	16,150	$157,121
	Astral Ltd.	18,825	298,466
	AstraZeneca Pharma India Ltd.	1,165	119,136
	Atul Ltd.	3,539	281,276
Ω	AU Small Finance Bank Ltd.	27,468	219,686
*	Aurobindo Pharma Ltd.	93,734	1,358,502
	Automotive Axles Ltd.	1,309	25,648
	Avanti Feeds Ltd.	11,662	120,044
*Ω	Avenue Supermarts Ltd.	1,757	86,611
	Axis Bank Ltd. (AXSB IN)	231,314	3,240,560
*	AXISCADES Technologies Ltd.	4,798	46,326
	Bajaj Auto Ltd.	5,840	553,804
*	Bajaj Consumer Care Ltd.	17,197	33,733
	Bajaj Finance Ltd.	30,422	3,096,605
	Bajaj Finserv Ltd.	24,550	566,876
*	Bajaj Hindusthan Sugar Ltd.	308,050	70,626
	Bajaj Holdings & Investment Ltd.	5,386	767,261
	Balaji Amines Ltd.	4,219	63,281
	Balkrishna Industries Ltd.	18,116	572,367
	Balmer Lawrie & Co. Ltd.	31,202	73,146
	Balrampur Chini Mills Ltd.	73,082	474,124
	Banco Products India Ltd.	13,958	60,471
Ω	Bandhan Bank Ltd.	81,388	158,865
	Bank of Baroda	192,236	568,085
	Bank of India	99,928	136,109
	Bank of Maharashtra	340,405	203,206
	Bannari Amman Sugars Ltd.	790	38,651
	BASF India Ltd.	3,176	163,783
	Bata India Ltd.	11,145	158,354
	Bayer CropScience Ltd.	2,238	123,892
	BCL Industries Ltd.	25,237	11,166
	BEML Ltd.	2,685	101,062
	Berger Paints India Ltd.	41,751	268,573
*	BF Utilities Ltd.	4,868	40,688
	Bhansali Engineering Polymers Ltd.	21,684	27,928
	Bharat Bijlee Ltd.	2,736	93,904

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bharat Dynamics Ltd.	2,585	$46,019
	Bharat Electronics Ltd.	289,753	1,073,798
	Bharat Forge Ltd.	56,042	731,585
	Bharat Heavy Electricals Ltd.	171,255	456,957
	Bharat Petroleum Corp. Ltd.	154,900	567,307
	Bharat Rasayan Ltd.	275	30,912
*	Bharat Wire Ropes Ltd.	6,995	14,249
	Bharti Airtel Ltd.	234,504	5,145,833
	Biocon Ltd.	14,258	54,029
	Birla Corp. Ltd.	9,881	124,362
	BirlaNu Ltd.	1,370	30,608
	Birlasoft Ltd.	67,428	310,955
*	Black Box Ltd.	6,786	29,865
	Blue Dart Express Ltd.	1,965	144,798
	Blue Star Ltd.	18,366	370,903
	Bluspring Enterprises Ltd.	19,671	44,816
	Bombay Burmah Trading Co.	7,042	154,880
	Bombay Dyeing & Manufacturing Co. Ltd.	40,613	62,201
*	Borosil Ltd.	2,074	7,765
*	Borosil Scientific Ltd.	1,555	2,412
	Bosch Ltd.	334	115,424
	Brigade Enterprises Ltd.	28,660	346,431
*	Brightcom Group Ltd.	2,124	258
	Britannia Industries Ltd.	12,482	800,062
	BSE Ltd.	10,161	766,105
*	Camlin Fine Sciences Ltd.	5,254	10,140
	Can Fin Homes Ltd.	29,945	252,797
	Canara Bank	481,695	553,858
	Cantabil Retail India Ltd.	4,199	11,632
*	Capacit’e Infraprojects Ltd.	8,742	36,633
	Caplin Point Laboratories Ltd.	7,151	157,551
	Carborundum Universal Ltd.	22,029	265,570
	Care Ratings Ltd.	5,502	79,167
*	Cartrade Tech Ltd.	2,615	52,937
	Carysil Ltd.	1,277	9,199
	Castrol India Ltd.	146,405	341,134
	CCL Products India Ltd.	29,206	202,219

		Shares	Value»
INDIA — (Continued)
	CE Info Systems Ltd.	2,255	$47,418
	Ceat Ltd.	9,078	353,032
	Central Depository Services India Ltd.	37,632	586,590
	Centum Electronics Ltd.	361	7,176
	Century Enka Ltd.	5,766	35,009
	Century Plyboards India Ltd.	21,503	177,648
	Cera Sanitaryware Ltd.	1,968	124,270
	CESC Ltd.	157,900	294,149
	CG Power & Industrial Solutions Ltd.	87,042	642,608
*	Chalet Hotels Ltd.	7,284	67,643
	Chambal Fertilisers & Chemicals Ltd.	65,205	532,452
*	Chemplast Sanmar Ltd.	7,729	37,115
	Chennai Petroleum Corp. Ltd.	12,277	87,634
*	Choice International Ltd.	10,011	72,284
	Cholamandalam Financial Holdings Ltd.	31,559	695,655
	Cholamandalam Investment & Finance Co. Ltd.	88,373	1,560,884
	CIE Automotive India Ltd.	39,842	189,469
	Cipla Ltd.	103,155	1,892,846
	City Union Bank Ltd.	137,091	285,315
	CMS Info Systems Ltd.	2,724	14,084
	Coal India Ltd.	117,329	532,919
Ω	Cochin Shipyard Ltd.	4,869	91,487
	Coforge Ltd.	8,045	698,563
	Colgate-Palmolive India Ltd.	23,255	709,843
	Computer Age Management Services Ltd.	15,653	718,610
	Confidence Petroleum India Ltd.	13,575	8,281
	Container Corp. of India Ltd.	49,306	391,999
	Coromandel International Ltd.	36,743	962,701
	Cosmo First Ltd.	5,608	39,004
	CreditAccess Grameen Ltd.	8,631	110,255
	CRISIL Ltd.	6,494	342,291

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Crompton Greaves Consumer Electricals Ltd.	134,422	$536,157
*	CSB Bank Ltd.	12,954	54,287
	Cummins India Ltd.	10,803	369,073
	Cyient Ltd.	19,478	272,651
*Ω	D.P. Abhushan Ltd.	235	3,939
	Dabur India Ltd.	29,050	167,160
	Dalmia Bharat Ltd.	15,075	345,166
	Dalmia Bharat Sugar & Industries Ltd.	7,147	31,624
	Datamatics Global Services Ltd.	3,343	23,345
	DB Corp. Ltd.	20,803	59,932
	DCB Bank Ltd.	64,869	103,038
	DCM Shriram Industries Ltd.	4,675	9,906
	DCM Shriram Ltd.	19,345	228,187
*	DCW Ltd.	49,031	45,782
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	19,971	301,784
	Deepak Nitrite Ltd.	12,191	278,930
	Delta Corp. Ltd.	32,285	35,319
*	Dhani Services Ltd.	83,065	56,500
	Dhanuka Agritech Ltd.	5,532	85,082
	Digitide Solutions Ltd.	19,671	37,281
Ω	Dilip Buildcon Ltd.	15,884	79,522
*	Dish TV India Ltd.	343,258	19,573
*	Dishman Carbogen Amcis Ltd.	27,694	63,010
	Divi’s Laboratories Ltd.	6,321	453,987
	Dixon Technologies India Ltd.	9,427	1,831,940
	DLF Ltd.	58,375	462,825
	Dollar Industries Ltd.	2,788	12,617
Ω	Dr. Lal PathLabs Ltd.	10,564	344,291
#	Dr. Reddy’s Laboratories Ltd., ADR	75,557	1,051,753
	Dr. Reddy’s Laboratories Ltd. (DRRD IN)	76,660	1,072,089
*	Dwarikesh Sugar Industries Ltd.	22,415	10,591
	Dynamatic Technologies Ltd.	1,057	78,531
	eClerx Services Ltd.	13,635	402,103
	Edelweiss Financial Services Ltd.	141,455	132,465
	Eicher Motors Ltd.	14,278	941,325
*	EID Parry India Ltd.	27,575	266,135

		Shares	Value»
INDIA — (Continued)
	EIH Associated Hotels	7,004	$29,096
	EIH Ltd.	48,193	211,013
	Eimco Elecon India Ltd.	301	6,238
	Elecon Engineering Co. Ltd.	18,744	120,494
	Electrosteel Castings Ltd.	143,137	164,172
	Elgi Equipments Ltd.	39,675	208,502
	Emami Ltd.	64,593	473,230
*	Embassy Developments Ltd.	108,361	125,257
Ω	Endurance Technologies Ltd.	6,331	140,514
	Engineers India Ltd.	88,087	185,228
	Epigral Ltd.	4,041	82,924
	EPL Ltd.	35,420	79,393
Ω	Equitas Small Finance Bank Ltd.	103,405	81,566
	Eris Lifesciences Ltd.	11,309	192,881
	ESAB India Ltd.	1,538	83,721
	Escorts Kubota Ltd.	7,522	288,469
*	Eternal Ltd.	99,545	271,176
	Eveready Industries India Ltd.	747	2,868
	Everest Industries Ltd.	1,905	11,177
	Excel Industries Ltd.	1,267	15,904
	Exide Industries Ltd.	132,617	545,572
	Fairchem Organics Ltd.	494	4,867
	FDC Ltd.	17,971	89,527
	Federal Bank Ltd.	595,372	1,382,304
*	Federal-Mogul Goetze India Ltd.	2,733	10,681
	FIEM Industries Ltd.	3,998	67,775
	Filatex India Ltd.	59,200	29,549
	Fine Organic Industries Ltd.	2,629	128,191
	Fineotex Chemical Ltd.	4,855	13,643
	Finolex Cables Ltd.	22,825	233,720
	Finolex Industries Ltd.	77,237	158,906
	Firstsource Solutions Ltd.	78,315	312,004
	Force Motors Ltd.	3,168	334,259
	Fortis Healthcare Ltd.	67,018	539,184
	Gabriel India Ltd.	27,470	175,226
	GAIL India Ltd. (GAIL IN)	498,685	1,108,639
	Galaxy Surfactants Ltd.	2,459	60,531

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Ganesh Benzoplast Ltd.	12,237	$17,753
	Ganesh Housing Corp. Ltd.	5,906	75,900
	Ganesha Ecosphere Ltd.	592	10,140
	Garware Technical Fibres Ltd.	20,415	206,835
	Gateway Distriparks Ltd.	127,292	89,887
	GE Vernova T&D India Ltd.	16,366	299,849
	Geojit Financial Services Ltd.	22,705	19,990
	GHCL Ltd.	23,955	164,182
	GHCL Textiles Ltd.	23,955	22,383
	GIC Housing Finance Ltd.	18,109	37,535
	Gillette India Ltd.	2,294	217,996
	GlaxoSmithKline Pharmaceuticals Ltd.	8,551	296,871
	Glenmark Pharmaceuticals Ltd.	32,843	534,989
*	Global Health Ltd.	4,856	68,926
	GM Breweries Ltd.	1,738	13,743
	GMM Pfaudler Ltd.	1,759	21,314
*	GMR Airports Ltd.	254,718	261,715
	GOCL Corp. Ltd.	2,447	8,165
	Godawari Power & Ispat Ltd.	85,030	181,014
	Godfrey Phillips India Ltd.	5,565	535,726
Ω	Godrej Agrovet Ltd.	5,445	49,092
	Godrej Consumer Products Ltd.	35,807	535,520
*	Godrej Industries Ltd.	28,056	359,178
*	Godrej Properties Ltd.	7,841	198,266
*	Gokaldas Exports Ltd.	1,867	18,751
	Goldiam International Ltd.	61	262
	Granules India Ltd.	56,623	303,250
	Graphite India Ltd.	29,629	159,579
	Grasim Industries Ltd.	47,552	1,534,428
	Grauer & Weil India Ltd.	25,612	25,557
	Gravita India Ltd.	5,903	122,184
	Great Eastern Shipping Co. Ltd.	40,133	413,439
	Greaves Cotton Ltd.	36,228	84,083
	Greenlam Industries Ltd.	14,666	35,763

		Shares	Value»
INDIA — (Continued)
	Greenpanel Industries Ltd.	16,581	$46,215
	Greenply Industries Ltd.	16,548	56,734
	Grindwell Norton Ltd.	8,987	178,682
	Gufic Biosciences Ltd.	1,603	6,915
	Gujarat Alkalies & Chemicals Ltd.	11,750	84,274
	Gujarat Ambuja Exports Ltd.	72,824	101,451
	Gujarat Fluorochemicals Ltd.	9,285	421,619
	Gujarat Gas Ltd.	24,930	131,450
	Gujarat Industries Power Co. Ltd.	12,468	26,764
	Gujarat Mineral Development Corp. Ltd.	43,682	156,313
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	28,954	166,676
	Gujarat Pipavav Port Ltd.	78,226	123,842
	Gujarat State Fertilizers & Chemicals Ltd.	65,661	144,361
	Gujarat State Petronet Ltd.	109,563	414,272
	Gulf Oil Lubricants India Ltd.	4,483	63,080
Ω	Harsha Engineers Ltd.	3,373	15,112
	Hatsun Agro Product Ltd.	19,342	208,405
	Havells India Ltd.	37,085	702,235
	HBL Engineering Ltd.	65,276	371,231
	HCL Technologies Ltd.	125,194	2,305,786
Ω	HDFC Asset Management Co. Ltd.	12,817	663,543
	HDFC Bank Ltd.	284,137	6,437,444
Ω	HDFC Life Insurance Co. Ltd.	22,041	194,121
*	HealthCare Global Enterprises Ltd.	9,266	62,254
	HEG Ltd.	29,265	160,775
	HeidelbergCement India Ltd.	24,203	54,636
	Heritage Foods Ltd.	15,124	70,042

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Hero MotoCorp Ltd. (HMCL IN)	29,861	$1,355,976
	Hester Biosciences Ltd.	1,115	23,392
*	Heubach Colorants India Ltd.	1,829	12,693
	HFCL Ltd.	235,479	219,876
	HG Infra Engineering Ltd.	5,215	66,322
	Hikal Ltd.	13,133	60,172
	Himadri Speciality Chemical Ltd.	68,255	351,879
	Himatsingka Seide Ltd.	8,151	13,494
	Hindalco Industries Ltd.	279,844	2,054,739
	Hinduja Global Solutions Ltd.	6,335	36,679
	Hindustan Aeronautics Ltd.	25,408	1,344,976
*	Hindustan Construction Co. Ltd.	210,610	64,077
	Hindustan Copper Ltd.	65,061	163,694
*	Hindustan Oil Exploration Co. Ltd.	11,080	24,005
	Hindustan Petroleum Corp. Ltd.	141,325	628,811
	Hindustan Unilever Ltd.	36,054	998,136
	Hitachi Energy India Ltd.	598	101,808
	HI-Tech Pipes Ltd.	12,979	13,912
	Hle Glascoat Ltd.	1,465	4,724
Ω	Home First Finance Co. India Ltd.	2,525	37,143
	Honda India Power Products Ltd.	1,245	30,096
	HPL Electric & Power Ltd.	2,975	14,216
	Huhtamaki India Ltd.	7,123	16,103
	ICICI Bank Ltd. (IBN US), Sponsored ADR	255,427	8,572,130
	ICICI Bank Ltd. (ICICIBC IN)	128,348	2,153,356
Ω	ICICI Lombard General Insurance Co. Ltd.	10,884	241,640
Ω	ICICI Prudential Life Insurance Co. Ltd.	17,268	125,146

		Shares	Value»
INDIA — (Continued)
	ICRA Ltd.	930	$61,180
*	IDFC First Bank Ltd.	1,647,992	1,268,586
*	IFB Industries Ltd.	1,075	16,443
	IFGL Refractories Ltd.	793	3,286
	IIFL Capital Services Ltd.	40,597	106,028
*	IIFL Finance Ltd.	61,664	261,096
*	India Cements Ltd.	40,895	149,100
	India Glycols Ltd.	4,576	75,189
	India Nippon Electricals Ltd.	818	5,762
	India Power Corp. Ltd.	95,714	14,381
	Indian Bank	65,141	433,067
Ω	Indian Energy Exchange Ltd.	127,492	287,884
	Indian Hotels Co. Ltd.	59,960	557,406
	Indian Metals & Ferro Alloys Ltd.	2,769	19,351
	Indian Oil Corp. Ltd.	177,575	288,232
	Indian Railway Catering & Tourism Corp. Ltd.	39,483	349,991
Ω	Indian Railway Finance Corp. Ltd.	141,713	207,750
	Indo Count Industries Ltd.	29,913	106,703
	Indoco Remedies Ltd.	6,213	16,940
	Indraprastha Gas Ltd.	124,532	282,270
*	Indus Towers Ltd.	268,556	1,288,817
	IndusInd Bank Ltd.	35,507	350,372
	Infibeam Avenues Ltd.	338,796	68,483
	Info Edge India Ltd.	9,935	830,174
	Infosys Ltd. (INFO IN)	301,896	5,306,301
	Ingersoll Rand India Ltd.	2,188	96,832
*	Inox Wind Ltd.	45,516	90,406
	Insecticides India Ltd.	1,658	13,526
	Intellect Design Arena Ltd.	19,043	176,944
*Ω	InterGlobe Aviation Ltd.	14,591	906,500
	IOL Chemicals & Pharmaceuticals Ltd.	44,275	33,598
	ION Exchange India Ltd.	9,414	55,685
	Ipca Laboratories Ltd.	27,394	448,994
	IRB Infrastructure Developers Ltd.	370,150	199,132
Ω	IRCON International Ltd.	85,488	153,658

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	ISGEC Heavy Engineering Ltd.	2,547	$33,807
*	ITC Hotels Ltd.	40,888	94,017
	ITC Ltd.	408,889	2,054,887
	ITD Cementation India Ltd.	28,429	162,718
	J Kumar Infraprojects Ltd.	14,754	115,186
	Jagran Prakashan Ltd.	29,376	25,170
	Jai Corp. Ltd.	15,752	16,548
*	Jain Irrigation Systems Ltd.	105,210	65,670
*	Jaiprakash Power Ventures Ltd.	829,868	142,707
	Jammu & Kashmir Bank Ltd.	173,236	194,114
	Jamna Auto Industries Ltd.	27,803	26,328
	JB Chemicals & Pharmaceuticals Ltd.	21,236	405,157
	JBM Auto Ltd.	4,806	36,745
	Jindal Poly Films Ltd.	2,062	15,421
	Jindal Saw Ltd.	136,410	399,752
	Jindal Stainless Ltd.	171,783	1,179,873
	Jindal Steel & Power Ltd.	101,206	1,071,472
*	Jio Financial Services Ltd.	235,961	725,019
	JK Cement Ltd.	9,251	558,798
	JK Lakshmi Cement Ltd.	16,149	146,818
	JK Paper Ltd.	39,899	148,031
	JK Tyre & Industries Ltd.	44,973	164,865
	JM Financial Ltd.	126,883	150,780
	JSW Energy Ltd.	37,102	210,095
	JSW Steel Ltd.	69,904	850,133
	JTEKT India Ltd.	16,195	27,199
	Jubilant Foodworks Ltd.	100,705	849,879
	Jubilant Ingrevia Ltd.	25,905	198,433
	Jubilant Pharmova Ltd.	24,138	252,538
*	Just Dial Ltd.	7,669	84,183
	Jyothy Labs Ltd.	46,607	205,125
	Kajaria Ceramics Ltd.	35,331	334,789
	Kalpataru Projects International Ltd.	26,041	297,764
	Kalyan Jewellers India Ltd.	20,187	122,710
	Kalyani Steels Ltd.	8,932	73,486
	Kamdhenu Ltd.	11,930	3,807

		Shares	Value»
INDIA — (Continued)
	Kansai Nerolac Paints Ltd.	18,894	$57,298
	Karnataka Bank Ltd.	111,612	258,960
	Karur Vysya Bank Ltd.	162,946	419,956
	Kaveri Seed Co. Ltd.	8,491	143,584
	KCP Ltd.	18,420	43,327
	KDDL Ltd.	536	16,411
	KEC International Ltd.	39,834	329,587
	KEI Industries Ltd.	14,956	539,145
*	Kellton Tech Solutions Ltd.	10,745	13,557
	Kennametal India Ltd.	1,297	31,701
*	Kewal Kiran Clothing Ltd.	3,299	17,425
*	Kiri Industries Ltd.	4,565	31,711
	Kirloskar Brothers Ltd.	6,585	133,219
	Kirloskar Oil Engines Ltd.	21,264	187,450
	Kirloskar Pneumatic Co. Ltd.	1,534	20,408
	KNR Constructions Ltd.	54,457	140,297
	Kolte-Patil Developers Ltd.	10,501	41,945
	Kopran Ltd.	5,260	12,061
	Kotak Mahindra Bank Ltd.	41,331	1,077,235
	KPIT Technologies Ltd.	47,929	706,670
	KPR Mill Ltd.	43,921	519,597
	KRBL Ltd.	12,438	45,874
*Ω	Krishna Institute of Medical Sciences Ltd.	14,480	112,091
	Krsnaa Diagnostics Ltd.	3,815	33,048
	KSB Ltd.	19,515	167,680
	Ksolves India Ltd.	1,380	7,024
	L&T Finance Ltd.	231,511	449,885
Ω	L&T Technology Services Ltd.	5,604	282,417
	LA Opala RG Ltd.	1,909	5,153
	Larsen & Toubro Ltd.	27,381	1,080,243
Ω	Laurus Labs Ltd.	66,647	475,062
	Laxmi Organic Industries Ltd.	3,180	6,551
*Ω	Lemon Tree Hotels Ltd.	47,536	76,405
	LG Balakrishnan & Bros Ltd.	7,963	111,701
	LIC Housing Finance Ltd.	110,169	782,345

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Lincoln Pharmaceuticals Ltd.	1,483	$9,925
	Linde India Ltd.	2,015	150,929
	LMW Ltd.	771	147,777
	LT Foods Ltd.	41,256	168,647
Ω	LTIMindtree Ltd.	14,151	765,459
	Lumax Auto Technologies Ltd.	10,082	61,985
	Lumax Industries Ltd.	1,052	29,298
	Lupin Ltd.	62,163	1,543,083
	LUX Industries Ltd.	1,387	22,483
	Mahanagar Gas Ltd.	12,194	193,236
	Maharashtra Scooters Ltd.	487	65,829
	Maharashtra Seamless Ltd.	18,958	146,489
	Mahindra & Mahindra Financial Services Ltd.	160,349	496,320
	Mahindra & Mahindra Ltd.	71,093	2,455,351
*	Mahindra Holidays & Resorts India Ltd.	34,822	127,295
	Mahindra Lifespace Developers Ltd.	27,548	111,638
Ω	Mahindra Logistics Ltd.	9,557	34,269
	Maithan Alloys Ltd.	2,030	22,257
*	Man Industries India Ltd.	2,266	7,331
	Man Infraconstruction Ltd.	30,854	55,726
	Manali Petrochemicals Ltd.	12,348	7,864
	Manappuram Finance Ltd.	235,523	641,799
	Mangalam Cement Ltd.	2,293	20,815
	Mangalore Refinery & Petrochemicals Ltd.	40,362	63,986
	Marico Ltd.	106,063	889,891
	Marksans Pharma Ltd.	74,161	191,364
	Maruti Suzuki India Ltd.	4,897	707,579
Ω	MAS Financial Services Ltd.	17,424	54,984
	Mastek Ltd.	4,519	112,196
*	Max Estates Ltd.	6,858	33,165
	Max Healthcare Institute Ltd.	28,599	370,850
*	Max India Ltd.	2,849	6,396

		Shares	Value»
INDIA — (Continued)
	Mayur Uniquoters Ltd.	8,317	$45,300
	Mazagon Dock Shipbuilders Ltd.	4,176	150,780
Ω	Medi Assist Healthcare Services Ltd.	3,525	18,722
*	Meghmani Organics Ltd.	33,015	26,544
*Ω	Metropolis Healthcare Ltd.	7,719	155,452
	Minda Corp. Ltd.	11,926	68,732
Ω	Mishra Dhatu Nigam Ltd.	14,607	52,964
	MM Forgings Ltd.	7,250	29,186
	MOIL Ltd.	22,181	82,783
	Monte Carlo Fashions Ltd.	3,649	24,656
*	Morepen Laboratories Ltd.	106,810	75,755
	Motherson Sumi Wiring India Ltd.	543,670	358,041
	Motilal Oswal Financial Services Ltd.	49,532	382,115
	Mphasis Ltd.	33,542	974,380
	MPS Ltd.	256	6,849
	MRF Ltd.	693	1,100,340
	Mrs Bectors Food Specialities Ltd.	6,046	106,030
	MSTC Ltd.	7,750	46,907
	Muthoot Finance Ltd.	66,141	1,696,124
*	Nalwa Sons Investments Ltd.	187	15,287
	Narayana Hrudayalaya Ltd.	24,947	514,425
	Natco Pharma Ltd.	20,784	209,030
	National Aluminium Co. Ltd.	319,195	589,977
	National Fertilizers Ltd.	35,078	34,875
	Nava Ltd.	55,260	297,502
	Navin Fluorine International Ltd.	1,510	80,649
	Navneet Education Ltd.	38,450	64,804
*	Nazara Technologies Ltd.	4,090	48,614
	NCC Ltd.	133,271	333,226
	NCL Industries Ltd.	8,249	20,514
	NELCO Ltd.	3,872	37,646
	Neogen Chemicals Ltd.	1,069	19,402
	NESCO Ltd.	8,606	95,773

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Nestle India Ltd.	23,081	$650,133
	Neuland Laboratories Ltd.	1,127	159,449
	Newgen Software Technologies Ltd.	4,385	51,175
	NHPC Ltd.	332,705	335,870
	NIIT Learning Systems Ltd.	25,172	110,948
	NIIT Ltd.	36,661	55,947
	Nilkamal Ltd.	2,650	50,268
Ω	Nippon Life India Asset Management Ltd.	24,720	185,020
	Nitin Spinners Ltd.	8,550	35,473
	NLC India Ltd.	66,590	179,132
	NMDC Ltd.	788,721	603,679
*	NMDC Steel Ltd.	262,907	109,398
	NOCIL Ltd.	39,174	81,316
	Novartis India Ltd.	1,821	16,529
	NRB Bearings Ltd.	20,512	52,697
	NTPC Ltd.	245,260	1,025,053
	Nucleus Software Exports Ltd.	3,058	31,374
	Nuvama Wealth Management Ltd.	1,578	114,525
	Oberoi Realty Ltd.	36,793	712,510
*	Odigma Consultancy Solutions Ltd.	3,806	1,640
	Oil & Natural Gas Corp. Ltd.	129,321	372,624
	Oil India Ltd.	85,333	413,331
*	Onesource Specialty Pharma Ltd.	9,739	186,309
	Oracle Financial Services Software Ltd.	5,863	603,692
	Orient Cement Ltd.	38,546	158,991
	Orient Electric Ltd.	29,101	79,953
*	Orient Green Power Co. Ltd.	135,608	19,709
	Oriental Hotels Ltd.	5,689	9,556
	Page Industries Ltd.	938	501,880
	Paisalo Digital Ltd.	133,713	50,910
	Panama Petrochem Ltd.	5,121	22,175
Ω	Parag Milk Foods Ltd., Class F	9,183	19,550
	Patanjali Foods Ltd.	5,883	132,226
*	Patel Engineering Ltd.	182,926	92,632
*	PB Fintech Ltd.	11,473	220,637
*	PC Jeweller Ltd.	661,290	95,711
	PCBL Chemical Ltd.	61,168	258,858
*	Peninsula Land Ltd.	21,403	7,163

		Shares	Value»
INDIA — (Continued)
*	Pennar Industries Ltd.	19,375	$42,006
	Persistent Systems Ltd.	21,594	1,350,712
	Petronet LNG Ltd.	282,882	1,048,725
	PG Electroplast Ltd.	15,159	152,145
	Phoenix Mills Ltd.	23,628	458,849
	PI Industries Ltd.	13,700	587,841
	Pidilite Industries Ltd.	15,447	554,607
	Piramal Enterprises Ltd.	28,361	323,271
	Piramal Pharma Ltd.	130,810	326,840
	Pitti Engineering Ltd.	587	6,590
	PNB Gilts Ltd.	10,371	12,015
*Ω	PNB Housing Finance Ltd.	40,860	489,953
	PNC Infratech Ltd.	41,157	129,115
	Poly Medicure Ltd.	5,713	174,405
	Polycab India Ltd.	6,068	394,317
	Polyplex Corp. Ltd.	6,105	88,086
*	Poonawalla Fincorp Ltd.	59,773	265,857
	Power Finance Corp. Ltd.	421,622	2,032,784
	Power Grid Corp. of India Ltd.	318,901	1,149,752
	Power Mech Projects Ltd.	3,950	123,363
	Praj Industries Ltd.	36,615	200,211
	Prakash Industries Ltd.	57,269	116,395
	Prakash Pipes Ltd.	1,197	5,829
Ω	Prataap Snacks Ltd.	2,707	38,789
	Precision Wires India Ltd.	13,794	21,746
	Prestige Estates Projects Ltd.	37,413	604,780
*	Pricol Ltd.	26,229	136,004
	Prince Pipes & Fittings Ltd.	10,574	31,565
*	Prism Johnson Ltd.	43,150	62,957
	Privi Speciality Chemicals Ltd.	2,218	52,079
	Procter & Gamble Health Ltd.	2,614	156,463
	Procter & Gamble Hygiene & Health Care Ltd.	1,703	287,508
*	PSP Projects Ltd.	3,112	23,358
	PTC India Ltd.	99,145	207,104
	Punjab National Bank	271,706	321,168
Ω	Quess Corp. Ltd.	19,671	76,445
	R Systems International Ltd.	4,412	16,352
	Radico Khaitan Ltd.	16,391	473,175

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Rail Vikas Nigam Ltd.	7,351	$30,338
	Rain Industries Ltd.	61,259	101,930
*	Rajesh Exports Ltd.	25,906	55,390
	Rallis India Ltd.	18,917	53,016
	Ramco Cements Ltd.	27,322	304,568
	Ramco Industries Ltd.	13,704	37,237
	Ramkrishna Forgings Ltd.	26,858	188,918
	Rane Holdings Ltd.	2,514	38,117
	Rashtriya Chemicals & Fertilizers Ltd.	55,235	88,991
	Ratnamani Metals & Tubes Ltd.	6,518	208,674
*	RattanIndia Power Ltd.	284,216	33,428
*	Raymond Lifestyle Ltd.	11,795	134,077
	Raymond Ltd.	14,744	265,218
Ω	RBL Bank Ltd.	172,102	405,363
	REC Ltd.	477,632	2,370,818
	Redington Ltd.	224,470	650,468
	Redtape Ltd.	44,420	69,264
	Relaxo Footwears Ltd.	10,941	52,770
	Reliance Industrial Infrastructure Ltd.	2,215	22,244
	Reliance Industries Ltd. (RIL IN)	471,922	7,780,174
*	Reliance Infrastructure Ltd.	40,867	122,703
*	Reliance Power Ltd.	916,309	432,728
*	Religare Enterprises Ltd.	4,652	11,596
	Repco Home Finance Ltd.	12,674	59,961
	Rico Auto Industries Ltd.	31,447	23,684
	RITES Ltd.	28,740	76,531
	Route Mobile Ltd.	6,917	77,903
	RPG Life Sciences Ltd.	1,466	36,317
*	RSWM Ltd.	12,203	20,891
	Sagar Cements Ltd.	10,335	25,768
*Ω	Salasar Techno Engineering Ltd.	137,948	14,070
	Sammaan Capital Ltd.	107,599	153,987
	Samvardhana Motherson International Ltd.	563,014	886,245
	Sandhar Technologies Ltd.	3,136	13,693
	Sandur Manganese & Iron Ores Ltd.	7,163	38,672

		Shares	Value»
INDIA — (Continued)
	Sangam India Ltd.	553	$2,551
	Sanghvi Movers Ltd.	6,740	21,102
	Sanofi Consumer Healthcare India Ltd.	2,438	142,183
	Sanofi India Ltd.	2,438	171,352
Ω	Sansera Engineering Ltd.	3,442	43,773
*	Sapphire Foods India Ltd.	20,690	77,531
	Sarda Energy & Minerals Ltd.	27,550	147,851
	Saregama India Ltd.	7,539	46,641
	Sasken Technologies Ltd.	899	16,147
*	Satin Creditcare Network Ltd.	3,262	6,345
	Savita Oil Technologies Ltd.	6,016	26,380
	SBI Cards & Payment Services Ltd.	16,690	171,792
Ω	SBI Life Insurance Co. Ltd.	35,186	734,008
	Schaeffler India Ltd.	5,290	216,566
*	Schneider Electric Infrastructure Ltd.	15,960	109,159
*	SEAMEC Ltd.	1,720	19,848
*	SEPC Ltd.	313,749	52,139
*	Sequent Scientific Ltd.	15,132	25,687
	Seshasayee Paper & Boards Ltd.	6,832	21,857
Ω	SH Kelkar & Co. Ltd.	18,152	42,675
	Shalby Ltd.	4,833	10,718
	Shankara Building Products Ltd.	1,193	8,545
	Shanthi Gears Ltd.	4,322	24,377
	Sharda Cropchem Ltd.	10,452	67,595
	Sharda Motor Industries Ltd.	1,355	27,373
	Share India Securities Ltd.	25,090	43,916
*	Shilpa Medicare Ltd.	10,216	77,894
	Shipping Corp. of India Land & Assets Ltd.	59,327	33,430
	Shipping Corp. of India Ltd.	70,639	148,023
*	Shoppers Stop Ltd.	11,621	70,190
	Shree Cement Ltd.	713	250,917
	Shriram Finance Ltd.	339,070	2,446,296
	Shriram Pistons & Rings Ltd.	2,248	47,938

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Siemens Energy India Ltd.	1,925	$56,466
	Siemens Ltd.	1,925	65,530
*	SIS Ltd.	17,346	69,304
	Siyaram Silk Mills Ltd.	4,520	35,342
	SJS Enterprises Ltd.	3,196	35,125
	SKF India Ltd.	6,048	277,664
	Skipper Ltd.	5,063	27,255
	Sobha Ltd.	8,818	138,293
	Solar Industries India Ltd.	6,105	949,271
*	Solara Active Pharma Sciences Ltd.	4,763	27,848
	Somany Ceramics Ltd.	5,724	28,542
	Sonata Software Ltd.	64,634	319,285
	South Indian Bank Ltd.	648,890	197,243
*	Spandana Sphoorty Financial Ltd.	630	2,046
	SRF Ltd.	24,207	860,130
*	Star Cement Ltd.	20,987	54,490
	State Bank of India (SBID LI), GDR	490	45,752
	State Bank of India (SBIN IN)	114,695	1,069,779
	State Bank of India (SBKFF US), GDR	2,177	202,896
	Steel Authority of India Ltd.	331,912	444,817
*	Sterlite Technologies Ltd.	52,825	38,537
	STL Networks Ltd.	52,825	16,169
	Strides Pharma Science Ltd.	19,479	148,213
*	Stylam Industries Ltd.	1,806	33,605
	Styrenix Performance Materials Ltd.	603	19,530
*	Subex Ltd.	85,031	12,117
	Subros Ltd.	10,122	71,924
	Sudarshan Chemical Industries Ltd.	12,850	154,679
	Sumitomo Chemical India Ltd.	18,532	111,119
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	39,264	846,606
	Sun TV Network Ltd.	29,483	216,062
	Sundaram Finance Ltd.	12,288	761,326
	Sundaram-Clayton Ltd.	1,656	38,807

		Shares	Value»
INDIA — (Continued)
	Sundram Fasteners Ltd.	23,120	$250,465
	Sundrop Brands Ltd.	1,165	10,623
*	Sunflag Iron & Steel Co. Ltd.	5,016	13,834
	Sunteck Realty Ltd.	21,380	101,431
	Suprajit Engineering Ltd.	20,062	91,143
	Supreme Industries Ltd.	13,018	544,661
	Supreme Petrochem Ltd.	22,062	170,404
	Surya Roshni Ltd.	27,536	83,395
*	Suryoday Small Finance Bank Ltd.	15,323	23,122
*	Sutlej Textiles & Industries Ltd.	15,372	6,732
*	Suven Pharmaceuticals Ltd.	53,829	723,654
*	Suzlon Energy Ltd.	775,346	513,333
	Swaraj Engines Ltd.	1,425	68,763
Ω	Syngene International Ltd.	25,178	187,473
	TAJGVK Hotels & Resorts Ltd.	3,470	16,728
	Talbros Automotive Components Ltd.	2,544	7,518
	Tamil Nadu Newsprint & Papers Ltd.	15,403	24,045
	Tamilnadu Petroproducts Ltd.	8,299	7,311
	Tanla Platforms Ltd.	13,276	74,897
*	TARC Ltd.	44,042	80,521
	Tata Chemicals Ltd.	56,836	561,168
	Tata Communications Ltd.	25,494	477,724
	Tata Consultancy Services Ltd.	67,519	2,738,641
	Tata Consumer Products Ltd.	48,093	660,307
	Tata Elxsi Ltd.	6,826	463,111
	Tata Motors Ltd.	242,466	1,845,608
	Tata Power Co. Ltd.	176,417	799,658
	Tata Steel Ltd.	1,475,346	2,446,566
	TCI Express Ltd.	3,754	30,226
	TD Power Systems Ltd.	29,800	150,953
*	TeamLease Services Ltd.	973	21,643
	Tech Mahindra Ltd.	45,211	801,472
	Techno Electric & Engineering Co. Ltd.	12,589	157,965

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tega Industries Ltd.	421	$6,699
	Texmaco Rail & Engineering Ltd.	49,331	78,746
	Thanga Mayil Jewellery Ltd.	1,650	40,986
	Thejo Engineering Ltd.	612	12,914
	Themis Medicare Ltd.	3,727	5,658
	Thermax Ltd.	2,584	100,280
	Thirumalai Chemicals Ltd.	17,134	50,113
	Thomas Cook India Ltd.	36,462	57,920
Ω	Thyrocare Technologies Ltd.	4,402	45,605
	Tilaknagar Industries Ltd.	20,689	69,644
	Time Technoplast Ltd.	52,285	207,575
	Timken India Ltd.	5,493	159,349
	Titagarh Rail System Ltd.	16,029	141,312
	Titan Co. Ltd.	27,228	1,080,281
	Torrent Pharmaceuticals Ltd.	20,591	810,834
	Torrent Power Ltd.	39,877	722,433
	Tourism Finance Corp. of India Ltd.	21,611	50,682
	TransIndia Real Estate Ltd.	31,372	12,487
	Transport Corp. of India Ltd.	9,892	121,546
	Trent Ltd.	10,624	644,676
	Trident Ltd.	309,053	97,753
	Triveni Engineering & Industries Ltd.	37,325	180,521
	Triveni Turbine Ltd.	9,150	55,675
	TTK Healthcare Ltd.	475	6,703
	TTK Prestige Ltd.	10,094	72,485
	Tube Investments of India Ltd.	34,835	1,188,889
	TVS Holdings Ltd.	1,656	178,142
	TVS Motor Co. Ltd.	47,653	1,496,387
	TVS Srichakra Ltd.	1,447	48,827
	Uflex Ltd.	11,771	77,049
*	Ugro Capital Ltd.	16,837	34,737
Ω	Ujjivan Small Finance Bank Ltd.	115,379	58,012
	UltraTech Cement Ltd.	4,812	662,747
*	Unichem Laboratories Ltd.	9,550	67,964
	Union Bank of India Ltd.	199,983	296,724

		Shares	Value»
INDIA — (Continued)
	United Breweries Ltd.	3,175	$80,636
	United Spirits Ltd.	47,033	864,891
	UNO Minda Ltd.	56,378	591,190
*	UPL Ltd.	218,380	1,670,886
*	Urja Global Ltd.	81,988	12,869
	Usha Martin Ltd.	48,729	167,317
	UTI Asset Management Co. Ltd.	14,793	177,473
*	VA Tech Wabag Ltd.	14,418	220,232
	Vadilal Industries Ltd.	532	39,834
	Vaibhav Global Ltd.	17,605	45,308
*	Valor Estate Ltd.	24,477	50,497
	Vardhman Special Steels Ltd.	2,805	7,965
	Vardhman Textiles Ltd.	42,592	227,438
*Ω	Varroc Engineering Ltd.	13,072	66,774
	Varun Beverages Ltd.	111,631	685,700
*	Vascon Engineers Ltd.	4,992	2,336
	Vedanta Ltd.	338,403	1,672,333
	Veedol Corporation Ltd.	1,030	17,888
	Venky’s India Ltd.	1,715	34,190
	Vesuvius India Ltd.	3,188	175,259
	V-Guard Industries Ltd.	35,226	150,186
	Vinati Organics Ltd.	9,924	189,928
	Vindhya Telelinks Ltd.	2,575	40,562
	Vishnu Chemicals Ltd.	4,745	23,825
*	VL E-Governance & IT Solutions Ltd.	22,171	12,602
*	Vodafone Idea Ltd.	1,722,808	145,106
	Voltamp Transformers Ltd.	1,363	117,771
	Voltas Ltd.	15,818	231,148
	VRL Logistics Ltd.	10,687	57,501
	VST Industries Ltd.	18,447	63,275
	VST Tillers Tractors Ltd.	975	40,767
	Welspun Corp. Ltd.	50,380	455,998
	Welspun Enterprises Ltd.	19,817	111,015
	Welspun Living Ltd.	145,325	216,913
	West Coast Paper Mills Ltd.	12,552	66,270
*	Westlife Foodworld Ltd.	15,854	123,915
	Whirlpool of India Ltd.	4,402	65,122
	Wipro Ltd.	203,012	578,140
*	Wockhardt Ltd.	12,157	186,870

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Wonderla Holidays Ltd.	6,827	$54,453
*	Yes Bank Ltd.	644,005	135,094
	Zee Entertainment Enterprises Ltd.	288,808	361,425
*	Zee Media Corp. Ltd.	107,388	17,869
	Zen Technologies Ltd.	1,800	29,996
	Zensar Technologies Ltd.	38,222	326,399
	Zydus Lifesciences Ltd.	35,739	375,061
	Zydus Wellness Ltd.	4,155	86,520

TOTAL INDIA			244,912,773

INDONESIA — (0.4%)
	ABM Investama Tbk. PT	144,100	28,838
	AKR Corporindo Tbk. PT	2,259,700	171,503
*	Alam Sutera Realty Tbk. PT	4,051,400	31,261
	Alamtri Resources Indonesia Tbk. PT	5,126,900	587,287
*	Amman Mineral Internasional PT	37,000	15,889
	Aneka Tambang Tbk. PT	2,057,846	268,972
*††	Armidian Karyatama Tbk. PT	544,900	0
	Arwana Citramulia Tbk. PT	1,326,700	46,923
	Aspirasi Hidup Indonesia Tbk. PT	1,894,100	60,982
	Astra Agro Lestari Tbk. PT	162,100	58,076
	Astra International Tbk. PT	2,946,600	851,644
	Astra Otoparts Tbk. PT	396,000	52,011
	Avia Avian Tbk. PT	1,776,600	44,596
	Bank Amar Indonesia Tbk. PT	503,666	5,100
	Bank BTPN Syariah Tbk. PT	875,500	62,506
*	Bank Bukopin Tbk. PT	7,881,856	28,924
	Bank Central Asia Tbk. PT	2,994,300	1,592,040
*	Bank China Construction Bank Indonesia Tbk. PT	2,812,000	11,532
*	Bank Jago Tbk. PT	90,400	10,075

		Shares	Value»
INDONESIA — (Continued)
	Bank Mandiri Persero Tbk. PT	7,948,300	$2,347,192
*	Bank Mayapada International Tbk. PT	3,615,992	42,864
	Bank Maybank Indonesia Tbk. PT	1,445,900	17,922
*	Bank Nationalnobu Tbk. PT	660,077	25,269
	Bank Negara Indonesia Persero Tbk. PT	1,852,100	466,728
*	Bank Neo Commerce Tbk. PT	2,633,900	41,278
	Bank OCBC Nisp Tbk. PT	796,500	62,605
*	Bank Pan Indonesia Tbk. PT	1,432,900	138,851
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,027,143	53,548
*	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,259,300	39,436
	Bank Rakyat Indonesia Persero Tbk. PT	3,556,134	823,635
	Bank Syariah Indonesia Tbk. PT	1,150,660	197,905
	Bank Tabungan Negara Persero Tbk. PT	1,901,692	120,886
	Barito Pacific Tbk. PT	1,357,382	60,892
	Barito Renewables Energy Tbk. PT	44,000	15,943
	BFI Finance Indonesia Tbk. PT	2,834,600	149,781
	BISI International Tbk. PT	199,000	12,114
	Blue Bird Tbk. PT	168,500	17,583
*	Buana Lintas Lautan Tbk. PT	3,163,100	22,296
*	Bukalapak.com Tbk. PT	18,275,600	159,886
	Bukit Asam Tbk. PT	1,380,500	229,575
	Buma Internasional Grup Tbk. PT	1,774,400	43,008
*	Bumi Resources Minerals Tbk. PT	11,350,900	261,710
*	Bumi Resources Tbk. PT	27,890,000	179,559

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bumi Serpong Damai Tbk. PT	1,770,300	$92,242
*	Capital Financial Indonesia Tbk. PT	1,344,700	64,874
*	Cemindo Gemilang PT	689,100	36,110
	Charoen Pokphand Indonesia Tbk. PT	774,400	220,823
Ω	Cikarang Listrindo Tbk. PT	409,000	17,491
	Ciputra Development Tbk. PT	3,329,947	184,591
	Cisarua Mountain Dairy Tbk. PT	127,100	35,059
*	Citra Marga Nusaphala Persada Tbk. PT	166,518	14,022
	Dayamitra Telekomunikasi PT	3,553,900	132,647
	Dharma Satya Nusantara Tbk. PT	1,298,400	59,860
*	Dian Swastatika Sentosa Tbk. PT	57,900	158,706
	Elang Mahkota Teknologi Tbk. PT	3,429,100	110,770
	Elnusa Tbk. PT	1,799,200	50,087
*	Energi Mega Persada Tbk. PT	1,478,800	17,203
	Erajaya Swasembada Tbk. PT	3,182,500	89,200
	ESSA Industries Indonesia Tbk. PT	2,653,700	96,722
	Gajah Tunggal Tbk. PT	649,500	43,063
	Garudafood Putra Putri Jaya Tbk. PT	2,647,400	61,568
	Golden Energy Mines Tbk. PT	31,000	17,279
*	Gudang Garam Tbk. PT	171,300	103,396
	Hillcon Tbk. PT	412,000	7,894
	Impack Pratama Industri Tbk. PT	1,776,300	35,941
	Indah Kiat Pulp & Paper Tbk. PT	759,900	235,939
	Indika Energy Tbk. PT	744,800	64,881
	Indo Tambangraya Megah Tbk. PT	148,900	197,385
	Indocement Tunggal Prakarsa Tbk. PT	321,400	103,603
	Indofood CBP Sukses Makmur Tbk. PT	142,700	97,522

		Shares	Value»
INDONESIA — (Continued)
	Indofood Sukses Makmur Tbk. PT	1,133,000	$546,528
	Indomobil Sukses Internasional Tbk. PT	398,300	20,783
	Indosat Tbk. PT	1,060,400	111,621
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,745,376	98,421
*††	Inti Agri Resources Tbk. PT	532,800	0
*	Intiland Development Tbk. PT	873,100	8,096
	Japfa Comfeed Indonesia Tbk. PT	2,060,300	226,044
	Jasa Marga Persero Tbk. PT	453,104	116,897
	Jaya Real Property Tbk. PT	957,600	40,978
	Kalbe Farma Tbk. PT	1,747,300	144,021
*	Kawasan Industri Jababeka Tbk. PT	5,806,510	60,540
*	Lippo Karawaci Tbk. PT	10,772,700	59,774
	Map Aktif Adiperkasa PT	3,306,300	129,365
	Matahari Department Store Tbk. PT	289,600	30,661
	Mayora Indah Tbk. PT	1,004,900	137,985
	MD Entertainment Tbk. PT	131,900	20,076
	Medco Energi Internasional Tbk. PT	3,468,500	219,431
*	Media Nusantara Citra Tbk. PT	2,673,600	42,260
	Medikaloka Hermina Tbk. PT	2,104,600	143,419
*	Merdeka Battery Materials Tbk. PT	1,685,100	31,546
*	Merdeka Copper Gold Tbk. PT	756,542	76,151
*	Metro Healthcare Indonesia Tbk. PT	1,818,200	22,806
	Metrodata Electronics Tbk. PT	1,934,000	65,181
	Mitra Adiperkasa Tbk. PT	3,535,200	291,063
	Mitra Keluarga Karyasehat Tbk. PT	457,700	69,196

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Mitra Pinasthika Mustika Tbk. PT	655,500	$40,740
*	MNC Digital Entertainment Tbk. PT	311,000	8,848
*	MNC Land Tbk. PT	19,621,000	146,628
	Pabrik Kertas Tjiwi Kimia Tbk. PT	465,600	143,822
*	Pacific Strategic Financial Tbk. PT	719,300	48,067
	Pakuwon Jati Tbk. PT	5,543,900	127,430
*	Panin Financial Tbk. PT	5,284,100	122,958
	Pantai Indah Kapuk Dua Tbk. PT	70,500	48,409
	Perusahaan Gas Negara Tbk. PT	1,682,000	170,684
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,050,200	74,015
	Petrindo Jaya Kreasi Tbk. PT	264,200	113,422
	Petrosea Tbk. PT	659,800	113,362
*††	Pool Advista Indonesia Tbk. PT	107,000	60
	Prodia Widyahusada Tbk. PT	24,600	4,119
*	Puradelta Lestari Tbk. PT	3,333,600	34,915
*††	Rimo International Lestari Tbk. PT	17,222,700	0
	Rukun Raharja Tbk. PT	207,100	27,099
	Salim Ivomas Pratama Tbk. PT	629,100	15,610
	Samudera Indonesia Tbk. PT	2,565,000	39,271
*	Sarana Meditama Metropolitan Tbk. PT	1,026,800	19,065
	Sarana Menara Nusantara Tbk. PT	6,082,900	208,773
	Sariguna Primatirta Tbk. PT	789,100	68,032
	Sawit Sumbermas Sarana Tbk. PT	1,061,600	99,853
*††	Sekawan Intipratama Tbk. PT	253,200	0
	Selamat Sempurna Tbk. PT	783,200	84,094
	Semen Indonesia Persero Tbk. PT	1,178,810	185,800

		Shares	Value»
INDONESIA — (Continued)
	Siloam International Hospitals Tbk. PT	323,168	$50,595
*††	Sri Rejeki Isman Tbk. PT	5,584,400	9,209
	Sumber Alfaria Trijaya Tbk. PT	2,295,700	297,189
	Sumber Tani Agung Resources Tbk. PT	228,700	12,473
	Summarecon Agung Tbk. PT	3,451,323	89,707
	Surya Citra Media Tbk. PT	4,617,500	56,811
	Surya Semesta Internusa Tbk. PT	1,950,500	99,228
#	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	4,314	67,428
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	3,061,700	482,581
	Temas Tbk. PT	3,424,000	28,650
	Tempo Scan Pacific Tbk. PT	231,900	36,890
*	Timah Tbk. PT	691,000	49,520
	Tower Bersama Infrastructure Tbk. PT	418,300	50,018
*††	Trada Alam Minera Tbk. PT	8,033,600	0
	Transcoal Pacific Tbk. PT	253,700	85,133
*	Trimegah Sekuritas Indonesia Tbk. PT	503,900	10,939
	Triputra Agro Persada PT	1,565,000	91,974
	Tunas Baru Lampung Tbk. PT	1,173,914	48,806
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	494,600	41,290
	Unilever Indonesia Tbk. PT	1,364,300	140,735
	United Tractors Tbk.
	PT	501,600	685,496
*	Vale Indonesia Tbk. PT	609,045	91,310
*	Waskita Beton Precast Tbk. PT	628,800	577
*††	Waskita Karya Persero Tbk. PT	3,327,686	7,594
*	Wijaya Karya Persero Tbk. PT	2,883,734	35,439

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	XLSMART Telecom Sejahtera Tbk. PT	1,664,429	$215,488

TOTAL INDONESIA			19,250,502

IRELAND — (0.5%)
	AIB Group PLC	487,941	3,279,481
	Bank of Ireland Group PLC	329,794	3,872,267
	C&C Group PLC	95,878	176,110
	Cairn Homes PLC	192,959	425,094
	Dalata Hotel Group PLC	79,144	453,610
	DCC PLC	27,217	1,778,845
	FBD Holdings PLC (FBD ID)	12,798	186,564
*	Flutter Entertainment PLC	6,500	1,577,622
	Glanbia PLC (GLB ID)	68,599	888,027
*Ω	Glenveagh Properties PLC	186,836	350,177
	Grafton Group PLC, CDI	62,669	758,612
	Greencore Group PLC	150,318	370,670
	Irish Continental Group PLC (IR5B ID)	43,924	255,880
*	James Hardie Industries PLC (JHX AU), CDI	49,200	1,154,832
*	James Hardie Industries PLC (JHX US), Sponsored ADR	645	15,312
	Kerry Group PLC (KYGA ID), Class A	8,041	851,234
	Kingspan Group PLC (KSP ID)	35,278	2,976,914
*	Permanent TSB Group Holdings PLC	27,099	47,438
	Smurfit WestRock PLC	18,755	788,085

TOTAL IRELAND			20,206,774

ISRAEL — (0.7%)
*	Adgar Investment & Development Ltd.	20,210	23,687
*	AFI Properties Ltd.	3,808	192,638
	Africa Israel Residences Ltd.	1,024	67,748

		Shares	Value»
ISRAEL — (Continued)
*	Airport City Ltd.	13,537	$201,214
*	Allot Ltd.	4,114	24,306
	Alony Hetz Properties & Investments Ltd.	23,769	198,531
*	Alrov Properties & Lodgings Ltd.	2,536	135,661
	Amos Luzon Development & Energy Group Ltd.	42,724	32,431
	Amot Investments Ltd.	14,608	77,299
	Analyst IMS Investment Management Services Ltd.	1,267	31,412
	Arad Ltd.	4,947	70,093
#*	Ashdod Refinery Ltd.	1,690	27,766
#	Ashtrom Group Ltd.	8,814	138,605
	AudioCodes Ltd. (AUDC US)	7,330	68,755
	Aura Investments Ltd.	12,697	66,578
	Automatic Bank Services Ltd.	5,810	35,921
	Azorim-Investment Development & Construction Co. Ltd.	9,305	42,876
	Azrieli Group Ltd.	1,691	123,112
	Bank Hapoalim BM	144,881	2,125,200
	Bank Leumi Le-Israel BM	212,296	3,014,821
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,819	243,439
	Bezeq The Israeli Telecommunication Corp. Ltd.	239,336	363,943
*	Big Shopping Centers Ltd.	1,233	180,032
	Blue Square Real Estate Ltd.	1,552	132,170
*	Brainsway Ltd. (BWAY IT)	3,422	15,352
#	Camtek Ltd.	1,451	96,353
	Carasso Motors Ltd.	9,772	75,260
*	Cellcom Israel Ltd. (CEL IT)	48,962	310,049
*	Ceragon Networks Ltd.	10,169	22,168
	Clal Insurance Enterprises Holdings Ltd.	23,464	643,808
	Cohen Development Gas & Oil Ltd.	260	11,876

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Compugen Ltd.	10,412	$15,003
	Danel Adir Yeoshua Ltd.	2,031	219,501
	Danya Cebus Ltd.	1,918	55,338
*	Delek Automotive Systems Ltd.	6,426	46,310
	Delek Group Ltd.	2,779	443,377
	Delta Galil Ltd.	5,326	251,138
	Delta Israel Brands Ltd.	1,199	27,034
	Diplomat Holdings Ltd.	1,100	12,661
	Direct Finance of Direct Group 2006 Ltd.	165	24,559
*	Dor Alon Energy in Israel 1988 Ltd.	1,403	45,417
*	Doral Group Renewable Energy Resources Ltd.	18,496	61,565
	Duniec Brothers Ltd.	917	55,307
*	El Al Israel Airlines	55,931	170,954
	Elbit Systems Ltd. (ESLT US)	421	167,343
	Electra Consumer Products 1970 Ltd.	1,849	50,922
#	Electra Ltd.	555	293,588
	Electra Real Estate Ltd.	5,456	67,707
#*	Electreon Wireless Ltd.	604	13,212
	Energix-Renewable Energies Ltd.	25,821	76,472
*	Enlight Renewable Energy Ltd. (ENLT IT)	3,423	55,442
*	Enlight Renewable Energy Ltd. (ENLT US)	2,601	42,422
*	Equital Ltd.	7,659	287,256
*	Fattal Holdings 1998 Ltd.	1,780	232,460
	First International Bank of Israel Ltd.	14,348	788,055
	FMS Enterprises Migun Ltd.	1,064	51,331
	Formula Systems 1985 Ltd. (FORTY IT)	2,636	232,735
	Fox Wizel Ltd.	3,553	298,835
	Gav-Yam Lands Corp. Ltd.	14,707	130,759

		Shares	Value»
ISRAEL — (Continued)
*	Gilat Satellite Networks Ltd.	8,621	$54,685
*	Hagag Group Real Estate Development	11,912	54,769
#*	Hamat Group Ltd.	5,314	19,533
	Harel Insurance Investments & Financial Services Ltd.	26,685	443,557
	Hilan Ltd.	5,415	345,723
#	Hiper Global Ltd.	1,464	6,337
	ICL Group Ltd.	43,607	291,095
	IDI Insurance Co. Ltd.	3,452	161,663
*	IES Holdings Ltd.	852	50,764
	Ilex Medical Ltd.	1,583	26,229
	Inrom Construction Industries Ltd.	34,898	146,266
	Isracard Ltd.	61,649	290,319
	Israel Canada TR Ltd.	12,755	41,517
	Israel Discount Bank Ltd., Class A	168,812	1,260,938
	Israel Shipyards Industries Ltd.	1,705	61,704
	Isras Investment Co. Ltd.	667	143,848
	Issta Ltd.	2,735	62,639
	Kamada Ltd. (KMDA IT)	2,220	14,454
*	Kamada Ltd. (KMDA US)	6,695	43,317
#	Kardan Real Estate Enterprise & Development Ltd.	30,989	45,405
	Kerur Holdings Ltd.	1,856	39,841
	Kvutzat Acro Ltd.	4,883	66,007
	Lahav L.R. Real Estate Ltd.	7,178	9,343
	Land Development Nimrodi Group Ltd.	8,235	64,709
	Lapidoth Capital Ltd.	1,405	24,221
	M Yochananof & Sons Ltd.	1,596	107,940
	Magic Software Enterprises Ltd. (MGIC IT)	1,425	19,708
	Magic Software Enterprises Ltd. (MGIC US)	11,223	155,326
*	Malam - Team Ltd.	2,662	54,381
	Matrix IT Ltd.	9,410	230,329
	Max Stock Ltd.	23,380	89,333
	Maytronics Ltd.	16,664	18,842

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Mediterranean Towers Ltd.	32,870	$99,522
	Mega Or Holdings Ltd.	4,762	161,918
	Meitav Investment House Ltd.	16,138	207,910
	Melisron Ltd.	1,840	156,542
	MENIF - Financial Services Ltd.	3,440	17,548
	Menora Mivtachim Holdings Ltd.	6,039	319,867
*	Meshek Energy Renewable Energies Ltd.	44,062	34,208
#	Meshulam Levinstein Contracting & Engineering Ltd.	646	68,567
	Migdal Insurance & Financial Holdings Ltd.	135,296	260,201
	Mivne Real Estate KD Ltd.	70,674	206,211
	Mivtach Shamir Holdings Ltd.	2,452	169,737
	Mizrahi Tefahot Bank Ltd.	21,980	1,112,990
	Naphtha Israel Petroleum Corp. Ltd.	6,012	38,840
	Nawi Group Ltd.	5,014	68,418
*	Nayax Ltd.	521	21,874
	Neto Malinda Trading Ltd.	2,036	61,585
*	Neto ME Holdings Ltd.	161	7,465
	Next Vision Stabilized Systems Ltd.	21,496	566,246
*	Nice Ltd. (NICE IT)	193	30,151
#*	Nice Ltd. (NICE US), Sponsored ADR	702	109,410
*	Nova Ltd. (NVMI IT)	586	113,141
	Novolog Ltd.	74,680	31,114
	Oil Refineries Ltd.	914,398	229,582
	One Software Technologies Ltd.	15,054	284,403
*	OPC Energy Ltd.	9,174	86,657
*	OY Nofar Energy Ltd.	2,215	51,843
	Palram Industries 1990 Ltd.	5,010	106,602
#	Partner Communications Co. Ltd.	51,349	341,147

		Shares	Value»
ISRAEL — (Continued)
	Paz Retail & Energy Ltd.	3,262	$460,580
*	Perion Network Ltd.	10,726	101,234
	Phoenix Financial Ltd.	43,541	857,455
	Plasson Industries Ltd.	1,203	66,012
	Plus500 Ltd.	34,070	1,396,608
	Polyram Plastic Industries Ltd.	4,798	13,013
	Prashkovsky Investments & Construction Ltd.	2,012	51,848
*	Priortech Ltd.	1,855	75,360
#	Qualitau Ltd.	2,085	117,108
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,487	266,793
*	Rani Zim Shopping Centers Ltd.	14,142	17,255
	Retailors Ltd.	5,865	121,054
#	Sano-Brunos Enterprises Ltd.	288	25,491
*	Scope Metals Group Ltd.	2,905	100,408
*	Shikun & Binui Ltd.	62,943	206,198
*	Shikun & Binui Soltec Renewable Energy	50,044	32,417
	Shufersal Ltd.	26,366	246,861
	Strauss Group Ltd.	2,516	56,944
	Summit Real Estate Holdings Ltd.	15,262	225,129
	Tadiran Group Ltd.	843	46,801
Ω	Tamar Petroleum Ltd.	23,215	219,356
*	TAT Technologies Ltd.	930	25,630
	Tel Aviv Stock Exchange Ltd.	20,243	248,893
	Telsys Ltd.	786	37,033
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	30,689	475,883
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	66,494	1,031,322
	Tiv Taam Holdings 1 Ltd.	17,262	36,280
#*	Tower Semiconductor Ltd. (TSEM US)	5,329	190,672
	Turpaz Industries Ltd.	5,660	41,254
*	Veridis Environment Ltd.	2,880	18,579

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Victory Supermarket Chain Ltd.	1,508	$18,041
	YD More Investments Ltd.	9,388	41,759
	YH Dimri Construction & Development Ltd.	879	74,170

TOTAL ISRAEL			29,361,689

ITALY — (1.9%)
	A2A SpA	574,705	1,461,630
	ACEA SpA	17,230	404,778
	Amplifon SpA	42,214	807,931
	Arnoldo Mondadori Editore SpA	66,336	161,456
	Ascopiave SpA	20,805	77,859
	Avio SpA	4,330	94,103
	Azimut Holding SpA	45,890	1,275,243
	Banca Generali SpA	21,043	1,248,433
	Banca IFIS SpA	8,519	213,454
	Banca Mediolanum SpA	87,652	1,310,385
	Banca Monte dei Paschi di Siena SpA	357,382	3,022,300
	Banca Popolare di Sondrio SpA	212,465	2,662,373
#	Banca Profilo SpA	46,925	9,672
Ω	Banca Sistema SpA	18,647	34,936
	Banco BPM SpA	403,551	4,504,645
	Banco di Desio e della Brianza SpA	18,839	161,632
	BasicNet SpA	5,690	47,793
Ω	BFF Bank SpA	49,749	471,312
#	Biesse SpA	2,426	19,421
#	BPER Banca SpA	431,424	3,504,062
#	Brunello Cucinelli SpA	12,044	1,359,764
	Buzzi SpA	21,030	1,102,048
	Cairo Communication SpA	27,066	88,420
#Ω	Carel Industries SpA	10,985	220,167
	Cembre SpA	1,546	85,498
*	CIR SpA-Compagnie Industriali	281,282	186,619
	Comer Industries SpA.	343	11,549
	Credito Emiliano SpA	37,931	521,468
#	Danieli & C Officine Meccaniche SpA (DAN IM)	4,771	164,316
	Danieli & C Officine Meccaniche SpA (DANR IM)	14,987	405,625
	Datalogic SpA	7,679	37,151

		Shares	Value»
ITALY — (Continued)
#*Ω	doValue SpA	32,253	$66,498
	Emak SpA	23,116	20,703
Ω	Enav SpA	24,621	109,026
	Enel SpA	756,545	6,558,470
	Eni SpA (ENI IM)	476,026	6,817,424
#	ERG SpA	13,003	266,012
*	Esprinet SpA	13,585	81,129
#	Ferretti SpA	32,804	93,931
	Fiera Milano SpA	3,538	20,573
	Fila SpA	13,113	170,840
	FinecoBank Banca Fineco SpA	142,072	2,842,992
	FNM SpA	63,935	28,980
*	Garofalo Health Care SpA	4,908	30,024
	Gefran SpA	1,857	19,216
	Generali	14,547	531,660
	GPI SpA	1,522	15,895
	Hera SpA	276,415	1,308,611
#	IMMSI SpA	88,096	49,854
Ω	Infrastrutture Wireless Italiane SpA	22,726	271,397
	Intercos SpA	2,611	39,301
	Intesa Sanpaolo SpA	769,891	4,109,899
	Iren SpA	145,146	414,382
	Italgas SpA	133,957	1,100,590
#	Italian Sea Group SpA	4,884	31,263
	Italmobiliare SpA	5,539	154,214
	Leonardo SpA	23,513	1,222,401
	Lottomatica Group SpA	2,691	61,338
	Maire SpA	50,309	543,365
#	MARR SpA	2,014	22,279
	Mediobanca Banca di Credito Finanziario SpA	131,099	2,681,502
	Moltiply Group SpA	7,228	358,159
	Moncler SpA	34,320	2,118,260
*	Newlat Food SpA	6,439	125,259
#*Ω	Nexi SpA	140,827	822,579
	Orsero SpA	2,438	36,235
Ω	OVS SpA	86,178	311,039
	Pharmanutra SpA	668	40,913
#	Piaggio & C SpA	57,638	113,147
Ω	Pirelli & C SpA	119,851	740,979
Ω	Poste Italiane SpA	44,832	909,964
	PRADA SpA	42,300	264,115
	Prysmian SpA	15,508	851,889
Ω	RAI Way SpA	49,699	340,410
	Recordati Industria Chimica e Farmaceutica SpA	23,183	1,367,990
	Reply SpA	6,245	1,114,916

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	$64,798
	Sabaf SpA	1,655	28,104
#*	Safilo Group SpA	47,686	38,992
#*	Saipem SpA	537,870	1,242,463
#	Salvatore Ferragamo SpA	8,702	54,521
#	Sanlorenzo SpA	4,824	154,867
#	Sesa SpA	2,358	199,296
	Snam SpA	144,354	828,517
#	Sogefi SpA	26,838	63,119
	SOL SpA	12,728	581,118
	Spaxs SpA	14,149	55,890
	Tamburi Investment Partners SpA	29,041	248,607
Ω	Technogym SpA	36,534	493,678
*	Telecom Italia SpA (TIT IM)	3,599,450	1,425,506
*	Telecom Italia SpA (TITR IM)	1,278,036	568,430
	Terna - Rete Elettrica Nazionale	161,736	1,608,272
#*	TREVI - Finanziaria Industriale SpA	52,648	16,069
	TXT e-solutions SpA	990	35,391
	UniCredit SpA	141,784	8,249,115
	Unipol Assicurazioni SpA	170,742	3,062,550
#	Webuild SpA	170,551	618,770
#	Wiit SpA	4,244	74,327
#	Zignago Vetro SpA	1,915	19,264

TOTAL ITALY			84,607,330

JAPAN — (14.7%)
	&Do Holdings Co. Ltd.	2,900	27,745
	77 Bank Ltd.	20,800	651,889
	A&D HOLON Holdings Co. Ltd.	11,800	147,684
	AB & Company Co. Ltd.	5,100	32,357
	ABC-Mart, Inc.	21,400	397,997
	Achilles Corp.	6,100	57,546
	Acom Co. Ltd.	126,700	355,026
	AD Works Group Co. Ltd.	27,810	51,463
	Adastria Co. Ltd.	11,700	239,054
	ADEKA Corp.	28,200	508,359
#	Ad-sol Nissin Corp.	3,200	22,629
	Adtec Plasma Technology Co. Ltd.	1,000	8,153
	Advan Group Co. Ltd.	6,600	37,573

		Shares	Value»
JAPAN — (Continued)
	Advanced Media, Inc.	1,900	$11,752
	Advantest Corp.	59,900	2,505,973
	Aeon Co. Ltd.	56,824	1,680,352
	Aeon Fantasy Co. Ltd.	3,100	51,087
	AEON Financial Service Co. Ltd.	37,600	311,138
#	Aeon Hokkaido Corp.	15,900	97,350
	Aeon Kyushu Co. Ltd.	1,500	26,646
	Aeon Mall Co. Ltd.	16,000	307,002
	AFC-HD AMS Life Science Co. Ltd.	4,100	24,493
#	AGC, Inc.	28,100	877,335
#	Ahresty Corp.	9,600	44,011
	Ai Holdings Corp.	3,700	54,753
	Aica Kogyo Co. Ltd.	14,800	343,128
#	Aichi Corp.	11,200	100,795
	Aichi Financial Group, Inc.	10,889	208,636
#	Aichi Steel Corp.	4,200	247,550
	Aichi Tokei Denki Co. Ltd.	3,600	49,559
	Aida Engineering Ltd.	14,200	88,120
	Aiful Corp.	112,400	280,811
#	Ain Holdings, Inc.	10,000	385,444
	Ainavo Holdings Co. Ltd.	1,600	7,422
	Aiphone Co. Ltd.	4,500	79,212
	Air Water, Inc.	64,100	874,093
#	Airman Corp.	8,800	114,358
	Airport Facilities Co. Ltd.	10,500	49,114
	Airtech Japan Ltd.	1,600	11,808
	Airtrip Corp.	4,300	28,412
	Aisan Industry Co. Ltd.	20,900	282,466
	Aisin Corp.	103,000	1,308,236
#	AIT Corp.	3,900	47,923
	Ajinomoto Co., Inc.	59,400	1,214,972
	Akatsuki Corp.	8,500	28,991
	Akatsuki, Inc.	1,100	26,821
#*	Akebono Brake Industry Co. Ltd.	71,300	51,447
	Akita Bank Ltd.	5,900	100,994
	Albis Co. Ltd.	2,900	60,403
	Alconix Corp.	11,500	124,203
	Alfresa Holdings Corp.	42,100	635,547
	Alinco, Inc.	7,300	51,478
#	Alleanza Holdings Co. Ltd.	4,100	29,791
	Allied Telesis Holdings KK	17,200	18,376
	Alpen Co. Ltd.	5,600	93,327
#	Alpha Systems, Inc.	1,900	43,470

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Alps Alpine Co. Ltd.	66,444	$674,954
	Altech Corp.	6,710	126,039
	Amada Co. Ltd.	80,000	801,042
	Amano Corp.	21,400	623,086
	Amiyaki Tei Co. Ltd.	3,300	33,108
	Amuse, Inc.	4,500	51,085
#	Amvis Holdings, Inc.	17,700	56,994
	ANA Holdings, Inc.	12,700	243,960
#	Anabuki Kosan, Inc.	1,900	29,260
	Anest Iwata Corp.	8,600	67,217
*	AnGes, Inc.	7,300	3,801
	Anicom Holdings, Inc.	18,800	78,477
*	Anrakutei Co. Ltd.	300	14,822
	Anycolor, Inc.	5,700	146,967
*	AnyMind Group, Inc.	1,600	9,717
	AOI Electronics Co. Ltd.	1,100	13,478
	AOKI Holdings, Inc.	13,600	121,184
	Aoyama Trading Co. Ltd.	15,400	221,147
	Aoyama Zaisan Networks Co. Ltd.	7,300	98,747
#	Aozora Bank Ltd.	31,300	432,160
	Arakawa Chemical Industries Ltd.	6,700	49,820
	Arata Corp.	9,400	209,467
	Araya Industrial Co. Ltd.	900	29,017
	ARCLANDS Corp.	9,179	111,582
	Arcs Co. Ltd.	12,280	247,058
	ARE Holdings, Inc.	23,300	289,481
	Arealink Co. Ltd.	10,600	163,069
	Argo Graphics, Inc.	5,100	180,311
	Arisawa Manufacturing Co. Ltd.	10,600	96,601
	Artience Co. Ltd.	14,300	295,105
	Artnature, Inc.	5,822	32,602
#	Artner Co. Ltd.	2,000	26,350
	As One Corp.	11,900	188,599
	Asahi Co. Ltd.	6,500	62,898
	Asahi Diamond Industrial Co. Ltd.	16,600	85,813
	Asahi Group Holdings Ltd.	176,600	2,441,016
	Asahi Intecc Co. Ltd.	32,200	495,068
	Asahi Kasei Corp.	226,718	1,579,939
#	Asahi Kogyosha Co. Ltd.	6,000	89,600
	Asahi Net, Inc.	6,400	31,019
	Asahi Printing Co. Ltd.	1,800	10,951
#	Asahi Yukizai Corp.	7,200	188,716
	Asanuma Corp.	30,000	157,867

		Shares	Value»
JAPAN — (Continued)
	Ashimori Industry Co. Ltd.	1,900	$35,738
	Asia Pile Holdings Corp.	14,000	88,321
	Asics Corp.	85,600	1,839,890
	ASKA Pharmaceutical Holdings Co. Ltd.	8,300	135,386
#	ASKUL Corp.	13,300	141,558
	Astellas Pharma, Inc.	35,600	356,504
	Astena Holdings Co. Ltd.	17,100	57,886
	Atrae, Inc.	4,600	22,637
#	Aucnet, Inc.	8,000	69,623
	Autobacs Seven Co. Ltd.	18,600	193,021
	Aval Data Corp.	700	9,822
	Avant Group Corp.	7,100	88,525
	Avex, Inc.	3,600	33,217
	Awa Bank Ltd.	19,700	378,745
	Axell Corp.	1,500	11,057
	Axial Retailing, Inc.	23,800	181,048
	Azbil Corp.	89,600	771,572
#	AZ-COM MARUWA Holdings, Inc.	22,900	211,840
	AZOOM Co. Ltd.	900	49,233
	Bandai Namco Holdings, Inc.	48,900	1,699,398
	Bando Chemical Industries Ltd.	14,200	148,426
#*	Bank of Innovation, Inc.	600	43,781
	Bank of Iwate Ltd.	5,900	120,537
	Bank of Nagoya Ltd.	4,165	219,289
	Bank of Saga Ltd.	4,794	73,309
	Bank of the Ryukyus Ltd.	14,500	110,053
	Base Co. Ltd.	2,400	52,178
*	baudroie, Inc.	1,400	55,579
	BayCurrent, Inc.	25,100	1,352,478
#	Beauty Garage, Inc.	3,100	32,429
#	Beenos, Inc.	4,200	117,490
	Belc Co. Ltd.	3,900	192,863
	Bell System24 Holdings, Inc.	14,900	123,307
#	Belluna Co. Ltd.	16,900	115,831
#	Bewith, Inc.	3,400	40,020
	Bic Camera, Inc.	32,300	346,372
	BIPROGY, Inc.	17,300	564,986
	B-Lot Co. Ltd.	4,000	36,959
	BML, Inc.	8,000	166,866
#	Bookoff Group Holdings Ltd.	5,300	55,801
	Bourbon Corp.	700	13,127
#	Br Holdings Corp.	10,200	24,033

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	B-R31 Ice Cream Co. Ltd.	500	$14,268
#	BrainPad, Inc.	5,700	42,321
	Bridgestone Corp.	80,100	3,349,394
	Broadmedia Corp.	2,119	25,292
	Brother Industries Ltd.	55,700	978,848
	Buffalo, Inc.	1,800	26,051
#	Bull-Dog Sauce Co. Ltd.	3,500	42,697
	Bunka Shutter Co. Ltd.	16,400	234,787
#	Business Brain Showa-Ota, Inc.	4,000	75,649
#	Business Engineering Corp.	1,700	45,305
	BuySell Technologies Co. Ltd.	900	19,555
	C Uyemura & Co. Ltd.	1,800	116,489
	CAC Holdings Corp.	3,100	44,930
	Calbee, Inc.	20,800	418,388
	Canon Electronics, Inc.	7,900	128,750
	Canon Marketing Japan, Inc.	13,400	474,358
#	Canon, Inc. (7751 JP).	32,000	987,511
	Capcom Co. Ltd.	48,200	1,395,414
	Career Design Center Co. Ltd.	2,000	25,084
#	Careerlink Co. Ltd.	2,500	37,527
#	Carenet, Inc.	8,800	45,340
	Carlit Co. Ltd.	6,600	49,568
	Casio Computer Co. Ltd.	44,300	346,451
	Cawachi Ltd.	6,000	117,522
#	CDS Co. Ltd.	1,800	23,149
	Celsys, Inc.	16,000	145,424
	Central Automotive Products Ltd.	12,300	145,711
	Central Glass Co. Ltd.	9,600	200,852
	Central Japan Railway Co	29,800	627,107
	Central Security Patrols Co. Ltd.	2,100	39,636
#	Central Sports Co. Ltd.	1,900	31,932
#	Ceres, Inc.	2,400	36,366
#	Change Holdings, Inc.	13,300	126,280
	Charm Care Corp. KK	7,200	63,566
	Chiba Bank Ltd.	66,700	593,062

		Shares	Value»
JAPAN — (Continued)
#	Chiba Kogyo Bank Ltd.	17,300	$150,321
#	Chikaranomoto Holdings Co. Ltd.	3,600	32,420
#	Chino Corp.	3,100	41,647
	Chiyoda Co. Ltd.	7,300	62,482
	Chiyoda Integre Co. Ltd.	5,000	94,884
	Chofu Seisakusho Co. Ltd.	6,800	85,772
	Chori Co. Ltd.	5,000	126,839
#	Choushimaru Co. Ltd.	1,900	20,297
	Chubu Electric Power Co., Inc.	54,600	708,999
	Chubu Shiryo Co. Ltd.	8,400	84,092
#	Chubu Steel Plate Co. Ltd.	4,100	61,242
	Chudenko Corp.	9,800	240,982
	Chuetsu Pulp & Paper Co. Ltd.	3,200	34,061
	Chugai Pharmaceutical Co. Ltd.	40,200	2,315,902
	Chugai Ro Co. Ltd.	2,300	61,098
	Chugin Financial Group, Inc.	54,200	608,889
#	Chugoku Electric Power Co., Inc.	56,792	301,910
	Chugoku Marine Paints Ltd.	12,500	181,559
#	Chuo Spring Co. Ltd.	8,000	82,341
#	Chuo Warehouse Co. Ltd.	1,600	16,210
#	Citizen Watch Co. Ltd.	76,200	440,782
	CKD Corp.	14,800	215,727
	CK-San-Etsu Co. Ltd.	1,500	38,786
	Cleanup Corp.	10,500	47,485
#	CMK Corp.	19,100	52,843
	Coca-Cola Bottlers Japan Holdings, Inc.	32,456	609,744
	COLOPL, Inc.	22,700	75,308
	Colowide Co. Ltd.	21,900	275,852
	Computer Engineering & Consulting Ltd.	6,300	93,844
	COMSYS Holdings Corp.	29,705	658,383
	Comture Corp.	10,100	118,015
	Concordia Financial Group Ltd.	154,617	1,000,056
	Copro-Holdings Co. Ltd.	4,400	51,549

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#*	Core Concept Technologies, Inc.	3,700	$26,914
#	Core Corp.	1,800	22,278
#	Corona Corp.	5,700	36,704
#	Cosel Co. Ltd.	8,100	61,031
	Cosmo Energy Holdings Co. Ltd.	23,600	968,592
	Cosmos Initia Co. Ltd.	5,600	47,879
	Cosmos Pharmaceutical Corp.	8,000	514,717
#	Cota Co. Ltd.	5,291	52,918
#*	Cover Corp.	11,700	179,385
	Create Restaurants Holdings, Inc.	36,100	351,922
	Create SD Holdings Co. Ltd.	10,600	225,848
	Credit Saison Co. Ltd.	55,608	1,298,610
	Creek & River Co. Ltd.	4,300	46,598
	Cresco Ltd.	9,200	77,315
#	Cross Cat Co. Ltd.	3,100	22,756
	CTI Engineering Co. Ltd.	9,800	163,504
	CTS Co. Ltd.	8,900	49,922
*	CUC, Inc.	2,000	15,725
	Curves Holdings Co. Ltd.	19,500	94,466
*	Cyber Security Cloud, Inc.	2,100	25,174
	CyberAgent, Inc.	63,900	546,986
#*	CYBERDYNE, Inc.	27,800	33,881
	Cybozu, Inc.	10,200	211,561
	Dai Nippon Printing Co. Ltd.	48,400	674,634
	Dai Nippon Toryo Co. Ltd.	9,200	81,823
	Daicel Corp.	78,900	671,610
	Dai-Dan Co. Ltd.	11,600	337,193
#	Daido Metal Co. Ltd.	17,800	61,742
	Daido Steel Co. Ltd.	45,700	344,346
	Daiei Kankyo Co. Ltd.	1,500	30,731
	Daifuku Co. Ltd.	29,700	785,698
#	Daihatsu Diesel Manufacturing Co. Ltd.	7,700	97,160
	Daihen Corp.	2,300	101,486
	Daiho Corp.	12,500	70,116
	Dai-Ichi Cutter Kogyo KK	5,000	48,554
	Daiichi Jitsugyo Co. Ltd.	8,100	129,625

		Shares	Value»
JAPAN — (Continued)
	Daiichi Kensetsu Corp.	1,800	$32,727
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,300	24,919
	Dai-ichi Life Holdings, Inc.	268,800	1,940,856
	Daiichi Sankyo Co. Ltd.	31,800	813,463
	Daiichikosho Co. Ltd.	26,682	312,044
#	Daiki Aluminium Industry Co. Ltd.	16,500	108,342
	Daikin Industries Ltd. .	19,700	2,244,288
#	Daikoku Denki Co. Ltd.	4,300	77,722
	Daikokutenbussan Co. Ltd.	2,000	106,157
	Daikyonishikawa Corp.	15,400	61,458
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,100	108,042
	Daio Paper Corp.	32,300	206,074
	Daiseki Co. Ltd.	12,820	326,728
	Daishi Hokuetsu Financial Group, Inc.	30,500	667,766
	Daishinku Corp.	10,400	37,986
	Daisue Construction Co. Ltd.	3,800	54,515
#	Daisyo Corp.	1,700	13,571
	Daito Pharmaceutical Co. Ltd.	5,285	77,041
	Daito Trust Construction Co. Ltd.	8,200	912,964
	Daitron Co. Ltd.	3,300	73,830
	Daiwa House Industry Co. Ltd.	81,600	2,952,527
	Daiwa Industries Ltd. .	11,800	135,165
	Daiwa Securities Group, Inc.	165,800	1,090,288
	Daiwabo Holdings Co. Ltd.	39,700	672,241
	DCM Holdings Co. Ltd.	44,100	419,328
#*	DD GROUP Co. Ltd.	2,400	20,748
	Dear Life Co. Ltd.	11,300	88,220
*	Demae-Can Co. Ltd.	4,500	7,528
#	Denka Co. Ltd.	28,450	388,256
#	Densan System Holdings Co. Ltd.	3,000	52,461
	Denso Corp.	81,500	1,052,322

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Dentsu Group, Inc.	19,000	$398,356
	Dentsu Soken, Inc.	7,600	332,819
	Denyo Co. Ltd.	6,100	100,486
	Dexerials Corp.	57,900	680,271
	DIC Corp.	27,900	544,465
	Digital Arts, Inc.	3,400	168,277
#	Digital Hearts Holdings Co. Ltd.	4,100	28,458
#	Digital Holdings, Inc.	5,700	55,192
	Digital Information Technologies Corp.	3,100	53,014
	Dip Corp.	11,900	172,913
	Disco Corp.	7,400	1,431,748
	DKK Co. Ltd.	3,400	45,022
#	DKS Co. Ltd.	2,800	51,630
	DMG Mori Co. Ltd.	46,000	799,559
	Doshisha Co. Ltd.	6,800	106,573
	Double Standard, Inc.	2,600	27,082
	Doutor Nichires Holdings Co. Ltd.	8,700	162,956
	Dowa Holdings Co. Ltd.	21,395	686,450
	DTS Corp.	12,200	346,991
	Duskin Co. Ltd.	8,400	220,800
	DyDo Group Holdings, Inc.	6,400	130,783
	Eagle Industry Co. Ltd.	8,800	113,401
	East Japan Railway Co.	36,400	789,038
	EAT&HOLDINGS Co. Ltd.	2,900	42,099
	Ebara Corp.	83,700	1,257,323
	Ebara Foods Industry, Inc.	2,300	42,943
	Ebara Jitsugyo Co. Ltd.	2,800	70,170
	Ebase Co. Ltd.	6,400	23,924
#	Eco’s Co. Ltd.	4,000	68,431
	EDION Corp.	17,900	238,874
	eGuarantee, Inc.	11,100	137,687
#	Ehime Bank Ltd.	12,500	91,209
	Eisai Co. Ltd.	20,109	581,230
	Eizo Corp.	11,100	158,816
	EJ Holdings, Inc.	2,600	29,348
	Elan Corp.	2,501	12,612
	Elecom Co. Ltd.	10,300	120,854
	Electric Power Development Co. Ltd.	22,200	389,731
#	EM Systems Co. Ltd.	11,200	59,057
	en Japan, Inc.	10,100	115,972
	Endo Lighting Corp.	5,800	63,185
	ENEOS Holdings, Inc.	586,600	2,824,026

		Shares	Value»
JAPAN — (Continued)
#	Enplas Corp.	2,000	$56,648
	ERI Holdings Co. Ltd.	1,700	25,782
	ES-Con Japan Ltd.	10,700	79,666
#	Eslead Corp.	3,700	110,145
	ESPEC Corp.	4,400	70,255
#	Eternal Hospitality Group Co. Ltd.	2,900	57,210
	eWeLL Co. Ltd.	1,200	18,705
	Exedy Corp.	16,000	480,462
	EXEO Group, Inc.	44,290	517,181
	Ezaki Glico Co. Ltd.	5,500	181,458
	F&M Co. Ltd.	3,200	47,871
	FALCO HOLDINGS Co. Ltd.	2,100	34,067
	FANUC Corp.	12,300	312,170
	Fast Retailing Co. Ltd.	11,600	3,815,759
	FCC Co. Ltd.	12,300	252,375
*	FDK Corp.	1,199	3,195
	Feed One Co. Ltd.	10,780	68,451
	Ferrotec Holdings Corp.	17,100	295,221
	FFRI Security, Inc.	1,400	33,341
#	Fibergate, Inc.	4,800	33,263
	FIDEA Holdings Co. Ltd.	7,220	75,801
	Financial Partners Group Co. Ltd.	21,500	339,294
	FINDEX, Inc.	5,100	25,094
#	Fintech Global, Inc.	24,800	19,300
	First Bank of Toyama Ltd.	19,500	150,279
#	Fixstars Corp.	10,200	125,311
	FJ Next Holdings Co. Ltd.	7,900	66,973
#	Focus Systems Corp.	3,400	26,450
	Food & Life Cos. Ltd.	33,500	1,239,674
	Forum Engineering, Inc.	7,100	51,994
#	Forval Corp.	1,400	14,324
	Foster Electric Co. Ltd.	8,500	72,364
	FP Corp.	14,000	301,898
#	FP Partner, Inc.	2,400	41,161
	France Bed Holdings Co. Ltd.	9,800	87,511
#	Freebit Co. Ltd.	6,000	63,878
	Freund Corp.	3,044	15,942
*	Fronteo, Inc.	8,600	35,991
	FTGroup Co. Ltd.	6,700	51,292
	Fudo Tetra Corp.	4,750	77,637
	Fuji Corp. (6134 JP)	26,400	392,595
	Fuji Corp. (7605 JP)	4,400	59,438
	Fuji Corp. Ltd.	11,800	58,166
#	Fuji Die Co. Ltd.	2,300	11,395

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuji Electric Co. Ltd.	27,200	$1,209,495
	Fuji Kosan Co. Ltd.	1,700	15,903
	Fuji Kyuko Co. Ltd.	8,100	118,199
	Fuji Media Holdings, Inc.	12,900	267,125
#	Fuji Oil Co. Ltd.	27,900	258,111
#	Fuji Pharma Co. Ltd.	5,100	48,942
	Fuji Seal International, Inc.	11,086	197,941
	Fuji Soft, Inc.	8,700	597,458
	Fujibo Holdings, Inc.	3,100	108,038
	Fujicco Co. Ltd.	6,000	68,153
	FUJIFILM Holdings Corp.	44,600	913,514
	Fujikura Composites, Inc.	8,600	79,944
#	Fujikura Kasei Co. Ltd.	10,400	34,695
	Fujikura Ltd.	43,400	1,614,778
	Fujimi, Inc.	8,400	109,950
#	Fujio Food Group, Inc.	5,700	47,937
	Fujishoji Co. Ltd.	3,200	24,252
	Fujita Kanko, Inc.	2,300	145,278
	Fujitsu Ltd.	104,900	2,330,401
#	FuKoKu Co. Ltd.	6,200	69,809
	Fukuda Corp.	2,600	96,842
	Fukuda Denshi Co. Ltd.	5,800	246,150
	Fukui Bank Ltd.	7,500	92,121
	Fukui Computer Holdings, Inc.	4,400	108,749
	Fukuoka Financial Group, Inc.	28,432	751,181
#	Fukuyama Transporting Co. Ltd.	6,200	153,828
	FULLCAST Holdings Co. Ltd.	6,400	71,645
	Fumakilla Ltd.	3,000	23,262
	Funai Soken Holdings, Inc.	11,470	183,369
*	Furukawa Battery Co. Ltd.	5,400	52,092
	Furukawa Co. Ltd.	9,281	137,265
	Furukawa Electric Co. Ltd.	24,500	773,749
	Furuno Electric Co. Ltd.	10,200	181,755
	Furuya Metal Co. Ltd.	3,600	64,835
	Furyu Corp.	8,200	53,582
	Fuso Chemical Co. Ltd.	7,400	179,563

		Shares	Value»
JAPAN — (Continued)
#	Fuso Pharmaceutical Industries Ltd.	2,900	$48,782
#	Futaba Corp.	16,300	58,013
	Futaba Industrial Co. Ltd.	22,700	125,622
	Future Corp.	16,700	210,573
	Fuyo General Lease Co. Ltd.	25,800	719,936
	G-7 Holdings, Inc.	8,100	80,894
#*	GA Technologies Co. Ltd.	7,800	78,344
	Gakken Holdings Co. Ltd.	11,000	77,573
	Gakkyusha Co. Ltd.	3,000	45,973
#	Gakujo Co. Ltd.	3,500	40,822
	Galilei Co. Ltd.	8,600	172,578
	Gecoss Corp.	7,000	57,179
	Genki Global Dining Concepts Corp.	4,000	92,292
	Genky DrugStores Co. Ltd.	8,400	215,400
	Geo Holdings Corp.	9,800	133,272
#	Gift Holdings, Inc.	3,800	96,388
	giftee, Inc.	4,700	51,074
#	Global Security Experts, Inc.	300	11,860
#	GLOBERIDE, Inc.	8,800	115,395
	Glory Ltd.	14,000	246,508
	GLtechno Holdings, Inc.	2,750	53,885
#	GMO Financial Gate, Inc.	1,600	59,965
	GMO Financial Holdings, Inc.	18,100	97,438
	GMO GlobalSign Holdings KK	1,200	18,634
	GMO internet group, Inc.	27,100	637,263
	GMO Payment Gateway, Inc.	8,400	526,120
#*	GNI Group Ltd.	10,600	175,485
#	Godo Steel Ltd.	4,200	109,502
*	Gokurakuyu Holdings Co. Ltd.	8,600	29,736
	Goldcrest Co. Ltd.	7,200	165,287
	Goldwin, Inc.	5,500	315,328
	Grandy House Corp.	4,200	16,207
	GREE Holdings, Inc.	18,700	70,217
	Greens Co. Ltd.	2,600	42,011
	gremz, Inc.	3,300	54,620
	GS Yuasa Corp.	31,116	546,549
	GSI Creos Corp.	3,600	48,522
	G-Tekt Corp.	8,830	101,367

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Gun-Ei Chemical Industry Co. Ltd.	1,900	$41,662
	GungHo Online Entertainment, Inc.	8,540	180,711
	Gunma Bank Ltd.	120,400	1,004,107
	Gunze Ltd.	11,400	204,977
#	H.U. Group Holdings, Inc.	15,660	307,272
	H2O Retailing Corp.	32,000	437,687
	Hachijuni Bank Ltd.	95,019	717,202
#	Hagihara Industries, Inc.	4,900	49,611
	Hagiwara Electric Holdings Co. Ltd.	3,300	71,502
	Hakudo Co. Ltd.	2,400	36,101
	Hakuhodo DY Holdings, Inc.	56,900	427,798
	Halows Co. Ltd.	3,100	94,363
	Hamakyorex Co. Ltd.	25,600	239,062
	Hamamatsu Photonics KK	59,500	550,203
#	Hamee Corp.	3,200	26,750
	Hankyu Hanshin Holdings, Inc.	32,900	938,380
	Hanwa Co. Ltd.	12,800	424,382
	Happinet Corp.	7,100	266,461
	Hard Off Corp. Co. Ltd.	4,500	59,127
	Harima Chemicals Group, Inc.	6,100	34,192
	Haseko Corp.	80,900	1,155,464
#	Hashimoto Sogyo Holdings Co. Ltd.	1,400	12,173
	Hazama Ando Corp.	58,800	585,625
*	Headwaters Co. Ltd.	600	15,738
	Heiwa Corp.	20,200	314,430
	Heiwa Real Estate Co. Ltd.	9,800	322,947
	Heiwado Co. Ltd.	10,115	188,322
#	Hennge KK	5,300	63,676
#	Hibino Corp.	1,100	17,989
#	Hibiya Engineering Ltd.	6,300	154,043
	Hiday Hidaka Corp.	7,700	167,816
	Hikari Tsushin, Inc.	1,100	305,115
#	HI-LEX Corp.	7,200	73,131
*	Hino Motors Ltd.	118,800	377,768
	Hioki EE Corp.	3,200	127,593
	Hirakawa Hewtech Corp.	4,200	35,229
#	Hirano Tecseed Co. Ltd.	2,000	22,240
	Hirata Corp.	9,900	102,146
	Hirogin Holdings, Inc.	82,300	684,074

		Shares	Value»
JAPAN — (Continued)
	Hirose Electric Co. Ltd.	5,255	$594,411
*	Hirose Tusyo, Inc.	1,900	55,332
#	Hiroshima Gas Co. Ltd.	9,300	23,068
#	HIS Co. Ltd.	9,700	115,604
	Hisaka Works Ltd.	6,800	48,566
	Hisamitsu Pharmaceutical Co., Inc.	2,700	81,926
	Hitachi Construction Machinery Co. Ltd.	33,400	998,155
	Hitachi Ltd. (6501 JP)	323,400	7,992,997
	Hochiki Corp.	5,600	95,843
	Hodogaya Chemical Co. Ltd.	5,000	52,143
	Hogy Medical Co. Ltd.	5,900	168,869
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,400	31,695
#	Hokkaido Electric Power Co., Inc.	41,300	196,222
	Hokkaido Gas Co. Ltd.	23,500	91,848
	Hokkan Holdings Ltd.	4,300	54,738
	Hokko Chemical Industry Co. Ltd.	8,500	72,799
	Hokkoku Financial Holdings, Inc.	7,400	275,772
#	Hokuetsu Corp.	45,100	345,167
	Hokuhoku Financial Group, Inc.	54,100	970,242
	Hokuriku Electric Industry Co. Ltd.	3,300	35,840
	Hokuriku Electric Power Co	35,700	183,467
	Hokuriku Electrical Construction Co. Ltd.	6,000	49,906
	Hokuto Corp.	6,400	82,413
	Honda Motor Co. Ltd. (7267 JP)	368,800	3,752,444
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	4,900	149,499
#	H-One Co. Ltd.	8,600	67,874
	Honeys Holdings Co. Ltd.	6,900	78,313
	Hoosiers Holdings Co. Ltd.	10,800	89,782
	Horiba Ltd.	10,100	690,354
	Hoshizaki Corp.	5,800	246,593
	Hosiden Corp.	22,400	300,747

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hosokawa Micron Corp.	3,800	$105,907
#	Hotland Holdings Co. Ltd.	5,400	82,257
	House Foods Group, Inc.	17,093	335,150
#	Howa Machinery Ltd.	5,400	42,389
	Hoya Corp.	26,300	3,094,618
	HS Holdings Co. Ltd.	7,900	53,712
	Hulic Co. Ltd.	82,695	864,734
	Hyakugo Bank Ltd.	81,100	393,130
	Hyakujushi Bank Ltd.	8,700	202,077
	Ibiden Co. Ltd.	34,500	956,382
#	IBJ, Inc.	7,100	32,448
	Ichibanya Co. Ltd.	15,500	103,078
	Ichigo, Inc.	25,400	68,499
	Ichiken Co. Ltd.	3,100	61,494
	Ichikoh Industries Ltd.	17,800	49,015
	Ichinen Holdings Co. Ltd.	8,100	95,976
	Ichiyoshi Securities Co. Ltd.	7,100	36,070
	Icom, Inc.	3,300	62,534
	ID Holdings Corp.	5,550	76,424
	Idec Corp.	5,600	89,718
	Idemitsu Kosan Co. Ltd.	271,745	1,684,007
	IDOM, Inc.	26,700	205,613
#	IG Port, Inc.	3,200	46,472
	IHI Corp.	4,800	375,994
	Iida Group Holdings Co. Ltd.	38,900	615,740
	Iino Kaiun Kaisha Ltd.	36,600	266,752
#	IKK Holdings, Inc.	2,300	12,741
	I’ll, Inc.	2,800	45,618
	Imagica Group, Inc.	7,200	28,765
	i-mobile Co. Ltd.	7,200	27,775
#	Imuraya Group Co. Ltd.	2,700	46,610
	Inaba Denki Sangyo Co. Ltd.	10,000	263,432
	Inaba Seisakusho Co. Ltd.	4,800	57,157
	Inabata & Co. Ltd.	19,800	424,861
#	I-NE Co. Ltd.	2,800	32,123
	Ines Corp.	5,600	64,361
#	I-Net Corp.	5,310	71,960
	Infomart Corp.	43,000	114,614
	INFRONEER Holdings, Inc.	73,120	623,663
	Innotech Corp.	6,300	53,155
	Inpex Corp.	291,500	3,646,517
	Insource Co. Ltd.	18,600	119,099
	Intelligent Wave, Inc.	4,800	36,095
	Inter Action Corp.	1,300	11,091

		Shares	Value»
JAPAN — (Continued)
	Internet Initiative Japan, Inc.	26,000	$482,128
#	Inui Global Logistics Co. Ltd.	3,300	33,666
	IPS, Inc.	3,900	57,522
	Iriso Electronics Co. Ltd.	7,400	132,492
	ISB Corp.	2,500	23,697
#	Ise Chemicals Corp.	600	93,803
	Iseki & Co. Ltd.	7,400	53,462
	Isetan Mitsukoshi Holdings Ltd.	15,900	204,386
#	Ishihara Chemical Co. Ltd.	4,000	58,441
	Ishihara Sangyo Kaisha Ltd.	13,300	163,889
	Ishizuka Glass Co. Ltd.	1,300	22,186
#*	Istyle, Inc.	22,100	72,810
	Isuzu Motors Ltd.	163,000	2,192,095
	Itfor, Inc.	5,500	56,839
#	ITmedia, Inc.	2,600	28,187
#	Ito En Ltd.	18,900	452,168
	ITOCHU Corp.	36,000	1,841,146
	Itochu Enex Co. Ltd.	25,600	276,296
	Itochu-Shokuhin Co. Ltd.	2,500	168,952
	Itoham Yonekyu Holdings, Inc.	9,980	312,777
	Itoki Corp.	20,600	259,061
	IwaiCosmo Holdings, Inc.	7,900	115,749
#	Iwaki Co. Ltd.	2,800	47,555
	Iwatani Corp.	74,000	708,541
	Iwatsuka Confectionery Co. Ltd.	3,200	75,278
	Iyogin Holdings, Inc.	65,700	762,068
	Izumi Co. Ltd.	11,600	267,066
	J Front Retailing Co. Ltd.	81,000	991,452
	J Trust Co. Ltd.	17,800	48,818
	JAC Recruitment Co. Ltd.	26,100	151,737
	Jaccs Co. Ltd.	9,900	262,202
*	Jade Group, Inc.	3,300	28,347
	JAFCO Group Co. Ltd.	24,300	409,188
#	JALCO Holdings, Inc.	14,000	30,174
#	JANOME Corp.	7,000	55,319
	Japan Airlines Co. Ltd.	39,200	710,202
	Japan Airport Terminal Co. Ltd.	17,300	497,599

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Aviation Electronics Industry Ltd.	14,800	$237,082
	Japan Business Systems, Inc.	5,200	37,800
*	Japan Communications, Inc.	42,200	47,389
#	Japan Electronic Materials Corp.	3,700	48,593
	Japan Elevator Service Holdings Co. Ltd.	26,200	566,422
	Japan Exchange Group, Inc.	132,200	1,470,826
	Japan Foundation Engineering Co. Ltd.	5,100	24,945
	Japan Hospice Holdings, Inc.	1,700	17,707
	Japan Investment Adviser Co. Ltd.	4,900	56,127
	Japan Lifeline Co. Ltd.	19,200	205,575
	Japan Material Co. Ltd.	17,500	146,706
	Japan Medical Dynamic Marketing, Inc.	7,100	27,774
	Japan Petroleum Exploration Co. Ltd.	40,000	287,134
	Japan Post Bank Co. Ltd.	83,900	862,655
	Japan Post Holdings Co. Ltd.	116,100	1,128,523
	Japan Post Insurance Co. Ltd.	24,100	484,486
	Japan Property Management Center Co. Ltd.	4,600	37,693
	Japan Pulp & Paper Co. Ltd.	44,000	189,198
	Japan Securities Finance Co. Ltd.	29,000	347,007
	Japan Steel Works Ltd.	11,574	476,908
	Japan System Techniques Co. Ltd.	5,200	68,300
	Japan Tobacco, Inc.	99,000	3,049,996
	Japan Transcity Corp.	14,800	91,300

		Shares	Value»
JAPAN — (Continued)
	Japan Wool Textile Co. Ltd.	18,700	$193,569
	JBCC Holdings, Inc.	16,000	134,224
	JCR Pharmaceuticals Co. Ltd.	6,786	23,654
	JCU Corp.	10,500	231,872
	JDC Corp.	16,200	54,566
	Jeol Ltd.	14,600	469,554
	JFE Holdings, Inc.	109,800	1,278,733
	JFE Systems, Inc.	1,800	19,992
	JGC Holdings Corp.	78,800	630,235
#*	JIG-SAW, Inc.	1,500	31,933
	JINS Holdings, Inc.	3,800	238,311
	JINUSHI Co. Ltd.	4,500	64,881
	JK Holdings Co. Ltd.	6,500	46,365
	J-Lease Co. Ltd.	4,000	38,364
	JM Holdings Co. Ltd.	5,400	93,193
	JMS Co. Ltd.	4,100	13,144
	J-Oil Mills, Inc.	7,400	106,251
	Joshin Denki Co. Ltd.	5,700	88,880
	Joyful Honda Co. Ltd.	15,200	215,672
#	JP-Holdings, Inc.	21,100	93,687
	JSB Co. Ltd.	2,600	66,163
	JSP Corp.	4,700	64,800
	JTEKT Corp.	55,700	430,175
*	Juki Corp.	8,500	23,701
	Juroku Financial Group, Inc.	10,200	345,036
	Justsystems Corp.	8,500	203,429
	JVCKenwood Corp.	80,300	599,285
#	K&O Energy Group, Inc.	5,900	114,214
	Kadokawa Corp.	9,800	263,550
	Kadoya Sesame Mills, Inc.	1,000	25,428
	Kaga Electronics Co. Ltd.	16,600	297,320
	Kagome Co. Ltd.	24,700	508,389
	Kajima Corp.	48,300	1,153,290
	Kakaku.com, Inc.	36,300	641,997
	Kaken Pharmaceutical Co. Ltd.	2,700	76,874
#	Kakiyasu Honten Co. Ltd.	800	15,215
#	Kamakura Shinsho Ltd.	9,100	30,084
	Kameda Seika Co. Ltd.	1,700	47,138
	Kamei Corp.	8,600	115,665
	Kamigumi Co. Ltd.	23,700	580,165
	Kanaden Corp.	6,900	70,666
	Kanadevia Corp.	74,700	479,123
#	Kanagawa Chuo Kotsu Co. Ltd.	2,100	54,285

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kanamic Network Co. Ltd.	5,700	$16,685
#	Kanamoto Co. Ltd.	10,300	230,947
	Kandenko Co. Ltd.	43,200	856,335
	Kaneka Corp.	15,900	388,584
	Kaneko Seeds Co. Ltd.	3,900	39,155
	Kanematsu Corp.	34,500	599,145
	Kanemi Co. Ltd.	600	13,569
#	Kanro, Inc.	2,500	72,267
	Kansai Electric Power Co., Inc.	67,300	829,165
	Kansai Paint Co. Ltd.	52,400	789,841
#	Kanto Denka Kogyo Co. Ltd.	16,448	99,771
	Kao Corp.	20,000	856,431
#	Kappa Create Co. Ltd.	6,900	71,207
	Katakura Industries Co. Ltd.	8,000	120,941
	Katitas Co. Ltd.	17,600	255,008
	Kato Sangyo Co. Ltd.	5,700	199,415
	Kato Works Co. Ltd.	5,200	43,471
	Kawada Technologies, Inc.	5,700	129,338
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,600	49,735
	Kawasaki Heavy Industries Ltd.	13,300	793,367
#	Kawasaki Kisen Kaisha Ltd.	48,866	670,163
	KDDI Corp.	298,000	5,281,635
#	KeePer Technical Laboratory Co. Ltd.	4,700	136,508
	Keihan Holdings Co. Ltd.	27,900	683,323
	Keihanshin Building Co. Ltd.	7,700	81,112
	Keikyu Corp.	31,500	327,810
	Keio Corp.	14,900	405,310
#	Keisei Electric Railway Co. Ltd.	29,557	306,267
	KEIWA, Inc.	2,400	15,473
	Keiyo Bank Ltd.	36,100	210,387
	Kenko Mayonnaise Co. Ltd.	4,700	63,001
	Kewpie Corp.	27,400	623,222
	Keyence Corp.	4,300	1,797,794
	KH Neochem Co. Ltd. .	11,458	203,066
#	Kibun Foods, Inc.	4,200	32,069
	Kikkoman Corp.	58,800	575,603

		Shares	Value»
JAPAN — (Continued)
#	Kimura Chemical Plants Co. Ltd.	5,900	$28,518
	Kimura Unity Co. Ltd.	2,800	15,199
	Kinden Corp.	34,500	893,006
#	King Jim Co. Ltd.	4,200	25,628
	Kintetsu Department Store Co. Ltd.	3,100	43,330
	Kintetsu Group Holdings Co. Ltd.	26,200	564,151
	Kirin Holdings Co. Ltd.	83,100	1,257,027
	Kissei Pharmaceutical Co. Ltd.	11,300	296,557
#	Ki-Star Real Estate Co. Ltd.	4,300	149,274
	Kitagawa Corp.	4,300	37,379
#	Kita-Nippon Bank Ltd.	3,100	66,399
	Kitano Construction Corp.	1,600	48,098
#	Kitanotatsujin Corp.	18,900	18,982
	Kitz Corp.	25,100	191,428
	Kiyo Bank Ltd.	29,500	501,398
#*	KNT-CT Holdings Co. Ltd.	3,800	31,334
#	Koa Corp.	12,400	71,736
	Koa Shoji Holdings Co. Ltd.	2,400	11,368
#	Koatsu Gas Kogyo Co. Ltd.	12,700	84,208
#	Kobayashi Pharmaceutical Co. Ltd.	6,400	244,159
	Kobe Bussan Co. Ltd.	17,000	519,522
	Kobe Electric Railway Co. Ltd.	1,600	27,271
	Kobe Steel Ltd.	154,000	1,806,094
	Koei Tecmo Holdings Co. Ltd.	12,820	219,931
	Kohnan Shoji Co. Ltd.	12,300	324,090
#	Kohoku Kogyo Co. Ltd.	2,400	30,944
#	Kohsoku Corp.	3,200	47,511
#	Koike-ya, Inc.	1,200	39,208
	Koito Manufacturing Co. Ltd.	56,200	680,725
#	Kojima Co. Ltd.	14,600	108,070
#	Kokusai Electric Corp.	30,100	555,801
	Kokuyo Co. Ltd.	22,900	469,275
	Komatsu Ltd.	125,000	3,614,946
	Komatsu Matere Co. Ltd.	10,900	58,832
	Komatsu Wall Industry Co. Ltd.	6,000	74,587

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	KOMEDA Holdings Co. Ltd.	14,900	$301,187
#	Komehyo Holdings Co. Ltd.	3,700	74,427
	Komeri Co. Ltd.	9,700	206,704
	Komori Corp.	16,200	144,274
	Konami Group Corp.	12,500	1,785,199
#	Kondotec, Inc.	7,700	77,265
*	Konica Minolta, Inc.	163,000	500,297
	Konishi Co. Ltd.	20,200	158,694
	Konoike Transport Co. Ltd.	10,300	189,105
#	Konoshima Chemical Co. Ltd.	3,900	35,250
#	Kosaido Holdings Co. Ltd.	12,700	43,981
	Kose Corp.	3,100	133,706
	Koshidaka Holdings Co. Ltd.	17,900	127,438
#	Kotobuki Spirits Co. Ltd.	37,700	561,141
*	Kourakuen Corp.	1,300	9,491
	Kozo Keikaku Engineering Holdings, Inc.	1,000	17,994
	KPP Group Holdings Co. Ltd.	16,100	73,619
	Krosaki Harima Corp.	6,400	112,346
	KRS Corp.	5,400	69,316
	K’s Holdings Corp.	57,600	551,637
	KU Holdings Co. Ltd.	4,300	32,631
	Kubota Corp. (6326 JP)	130,900	1,521,109
	Kumagai Gumi Co. Ltd.	12,300	366,544
#	Kumiai Chemical Industry Co. Ltd.	27,263	145,568
#	Kura Sushi, Inc.	6,300	140,529
#	Kurabo Industries Ltd.	6,000	262,860
	Kuraray Co. Ltd.	98,200	1,147,122
#	Kureha Corp.	13,700	239,796
	Kurimoto Ltd.	3,400	112,575
	Kurita Water Industries Ltd.	22,100	731,679
	Kuriyama Holdings Corp.	5,600	51,515
	Kusuri No. Aoki Holdings Co. Ltd.	19,200	457,265
	KYB Corp.	14,200	290,276
	Kyocera Corp.	152,004	1,801,510
	Kyodo Printing Co. Ltd.	10,800	80,443
	Kyoei Steel Ltd.	8,500	119,810

		Shares	Value»
JAPAN — (Continued)
#	Kyokuto Boeki Kaisha Ltd.	6,000	$65,394
	Kyokuto Kaihatsu Kogyo Co. Ltd.	13,200	221,730
#	Kyokuto Securities Co. Ltd.	9,100	88,250
	Kyokuyo Co. Ltd.	3,700	109,109
	Kyorin Pharmaceutical Co. Ltd.	16,000	165,430
	Kyoritsu Maintenance Co. Ltd.	23,300	494,518
	Kyosan Electric Manufacturing Co. Ltd.	17,000	57,019
	Kyoto Financial Group, Inc.	53,500	918,301
	Kyowa Kirin Co. Ltd.	27,200	424,717
	Kyudenko Corp.	11,200	376,197
	Kyushu Electric Power Co., Inc.	58,200	518,726
	Kyushu Financial Group, Inc.	109,299	551,739
	Kyushu Railway Co	21,100	546,096
	LA Holdings Co. Ltd.	2,100	101,471
	Lacto Japan Co. Ltd.	2,400	59,141
	Lasertec Corp.	9,000	836,733
#	LEC, Inc.	5,500	48,360
	Leopalace21 Corp.	70,800	290,050
	Life Corp.	12,400	179,618
	Lifedrink Co., Inc.	13,200	157,096
	LIFULL Co. Ltd.	28,000	29,715
#	LIKE, Inc.	3,000	31,537
	Link & Motivation, Inc.	16,000	64,197
	Lintec Corp.	15,338	293,397
	Lion Corp.	53,800	659,425
#	LITALICO, Inc.	8,700	75,995
	Lixil Corp.	81,400	959,186
	Loadstar Capital KK	3,000	53,339
	Look Holdings, Inc.	2,300	39,324
	LY Corp.	140,400	530,996
	M&A Capital Partners Co. Ltd.	900	17,318
*	M3, Inc.	31,700	397,283
	Mabuchi Motor Co. Ltd.	31,300	457,267
	Macnica Holdings, Inc.	54,597	759,088
	Maeda Kosen Co. Ltd.	18,000	256,611
	Maezawa Industries, Inc.	2,800	27,552
	Maezawa Kasei Industries Co. Ltd.	5,600	68,574

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Maezawa Kyuso Industries Co. Ltd.	6,800	$59,604
	Makino Milling Machine Co. Ltd.	9,300	733,319
	Makita Corp. (6586 JP)	21,200	619,974
#	Mamiya-Op Co. Ltd.	1,800	17,392
#	Management Solutions Co. Ltd.	3,500	47,390
	Mandom Corp.	14,500	138,330
	Mani, Inc.	21,200	170,721
	MarkLines Co. Ltd.	3,600	57,580
#	Mars Group Holdings Corp.	3,500	73,081
	Marubeni Corp.	66,300	1,175,410
	Marubun Corp.	6,700	43,469
#	Maruchiyo Yamaokaya Corp.	1,300	40,466
	Marudai Food Co. Ltd.	6,000	78,125
	Maruha Nichiro Corp.	20,233	462,314
	Marui Group Co. Ltd.	40,600	808,163
	Maruichi Steel Tube Ltd.	21,000	496,102
	MARUKA FURUSATO Corp.	7,553	121,253
#	Marusan Securities Co. Ltd.	17,700	106,714
	Maruwa Co. Ltd.	1,900	390,690
	Maruyama Manufacturing Co., Inc.	900	12,488
	Maruzen Showa Unyu Co. Ltd.	4,800	201,815
#	Marvelous, Inc.	4,000	13,269
#	Matching Service Japan Co. Ltd.	2,600	16,574
	Matsuda Sangyo Co. Ltd.	6,500	165,336
#	Matsui Construction Co. Ltd.	6,600	44,772
	Matsui Securities Co. Ltd.	37,200	191,830
	MatsukiyoCocokara & Co	57,640	1,058,076
	Matsuya Co. Ltd.	10,300	65,052
#	Matsuyafoods Holdings Co. Ltd.	1,800	74,902
	Max Co. Ltd.	6,000	176,952
	Maxell Ltd.	15,600	191,206
	Maxvalu Tokai Co. Ltd.	2,400	50,925
	Mazda Motor Corp.	169,000	1,010,419

		Shares	Value»
JAPAN — (Continued)
	McDonald’s Holdings Co. Japan Ltd.	7,700	$325,582
	MCJ Co. Ltd.	34,200	319,729
	Mebuki Financial Group, Inc.	234,190	1,144,282
	MEC Co. Ltd.	5,100	84,406
#	Media Do Co. Ltd.	2,600	31,837
	Medical System Network Co. Ltd.	12,800	42,118
	Medikit Co. Ltd.	600	10,359
	Medipal Holdings Corp.	44,500	754,083
#	Medius Holdings Co. Ltd.	3,700	25,017
#*	Medley, Inc.	2,400	57,901
	Megachips Corp.	5,900	191,964
	Megmilk Snow Brand Co. Ltd.	16,400	301,558
	Meidensha Corp.	17,600	483,516
#	Meiho Facility Works Ltd.	3,300	20,613
	Meiji Electric Industries Co. Ltd.	2,500	26,934
	MEIJI Holdings Co. Ltd.	29,200	717,936
#	Meiji Shipping Group Co. Ltd.	6,900	30,187
	Meiko Electronics Co. Ltd.	8,000	351,419
	Meisei Industrial Co. Ltd.	17,000	166,790
	MEITEC Group Holdings, Inc.	26,000	533,665
	Meito Sangyo Co. Ltd.	3,300	48,659
#	Meiwa Corp.	11,400	54,499
#	Meiwa Estate Co. Ltd.	3,900	25,604
	Menicon Co. Ltd.	22,100	218,666
*	Mercari, Inc.	18,273	296,119
	Mercuria Holdings Co. Ltd.	4,100	23,827
	METAWATER Co. Ltd.	3,400	48,498
	Micronics Japan Co. Ltd.	9,600	203,390
	Midac Holdings Co. Ltd.	2,700	43,128
	Mie Kotsu Group Holdings, Inc.	16,900	59,173
	Milbon Co. Ltd.	5,700	108,385
	MIMAKI ENGINEERING Co. Ltd.	7,300	74,029

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Minebea Mitsumi, Inc.	72,961	$1,069,318
#	Mirai Industry Co. Ltd.	2,400	59,684
	Miraial Co. Ltd.	2,200	19,788
	Mirait One Corp.	35,000	550,411
	Mirarth Holdings, Inc.	31,754	109,905
	Miroku Jyoho Service Co. Ltd.	5,900	76,593
	MISUMI Group, Inc.	15,100	211,540
	Mitani Corp.	7,600	100,626
#	Mitani Sangyo Co. Ltd.	9,700	23,785
	Mitani Sekisan Co. Ltd.	2,200	104,377
#	Mito Securities Co. Ltd.	24,400	91,302
	Mitsuba Corp.	13,600	79,864
	Mitsubishi Chemical Group Corp.	384,100	1,867,324
	Mitsubishi Corp.	157,590	2,992,095
	Mitsubishi Electric Corp.	95,900	1,855,223
	Mitsubishi Estate Co. Ltd.	55,200	969,642
	Mitsubishi Gas Chemical Co., Inc.	40,200	612,506
	Mitsubishi HC Capital, Inc.	299,200	2,116,582
	Mitsubishi Heavy Industries Ltd.	77,600	1,529,716
	Mitsubishi Kakoki Kaisha Ltd.	9,600	85,448
	Mitsubishi Logisnext Co. Ltd.	16,000	224,749
	Mitsubishi Logistics Corp.	68,000	469,294
	Mitsubishi Materials Corp.	40,400	637,210
	Mitsubishi Motors Corp.	222,300	615,418
	Mitsubishi Paper Mills Ltd.	8,900	47,928
	Mitsubishi Research Institute, Inc.	3,000	94,204
	Mitsubishi Shokuhin Co. Ltd.	7,500	280,775
	Mitsubishi Steel Manufacturing Co. Ltd.	5,400	59,536
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	557,200	7,020,230

		Shares	Value»
JAPAN — (Continued)
	Mitsuboshi Belting Ltd.	6,300	$157,978
	Mitsui & Co. Ltd. (8031 JP)	120,200	2,430,579
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	170	69,071
	Mitsui Chemicals, Inc.	32,710	718,793
	Mitsui DM Sugar Co. Ltd.	6,200	148,500
#	Mitsui E&S Co. Ltd.	26,400	336,846
	Mitsui Fudosan Co. Ltd.	139,200	1,379,562
	Mitsui High-Tec, Inc.	40,600	189,641
#	Mitsui Matsushima Holdings Co. Ltd.	5,300	155,966
	Mitsui Mining & Smelting Co. Ltd.	19,400	527,427
#	Mitsui OSK Lines Ltd.	47,300	1,575,271
#	Mitsui-Soko Holdings Co. Ltd.	22,500	463,753
	Mitsuuroko Group Holdings Co. Ltd.	14,700	185,683
	Miura Co. Ltd.	6,000	127,803
	MIXI, Inc.	11,000	244,417
	Miyaji Engineering Group, Inc.	8,400	107,668
	Miyazaki Bank Ltd.	5,900	130,291
	Miyoshi Oil & Fat Co. Ltd.	3,800	45,008
	Mizuho Financial Group, Inc. (8411 JP)	139,800	3,495,365
	Mizuho Leasing Co. Ltd.	84,000	618,912
	Mizuho Medy Co. Ltd.	3,600	37,996
	Mizuno Corp.	21,300	380,147
	Mochida Pharmaceutical Co. Ltd.	6,400	138,540
	Modec, Inc.	12,100	367,209
#	Monogatari Corp.	10,200	265,950
	MonotaRO Co. Ltd.	40,800	784,701
	Morinaga & Co. Ltd.	24,500	436,832
	Morinaga Milk Industry Co. Ltd.	33,400	793,672
#	Moriroku Co. Ltd.	1,800	27,772
	Morita Holdings Corp.	9,700	144,736
	Morito Co. Ltd.	6,400	63,878
	Morozoff Ltd.	5,400	67,574
	Mory Industries, Inc.	8,000	57,121
	MOS Food Services, Inc.	900	23,329
	MrMax Holdings Ltd.	10,500	49,636

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	MS&AD Insurance Group Holdings, Inc.	125,700	$2,857,136
	Mugen Estate Co. Ltd.	4,500	69,823
	m-up Holdings, Inc.	12,400	163,924
	Murakami Corp.	2,200	85,421
	Murata Manufacturing Co. Ltd.	58,016	826,528
	Musashi Seimitsu Industry Co. Ltd.	16,200	278,610
	Musashino Bank Ltd. .	8,400	186,157
	Muto Seiko Co	2,000	20,180
	Nabtesco Corp.	9,900	148,590
	Nachi-Fujikoshi Corp.	5,638	120,697
	Nafco Co. Ltd.	5,700	72,450
	Nagano Keiki Co. Ltd.	5,600	74,192
	Nagase & Co. Ltd.	40,800	718,635
	Nagase Brothers, Inc.	4,000	51,514
	Nagawa Co. Ltd.	800	34,452
	Nagoya Railroad Co. Ltd.	36,500	445,124
#	Nakabayashi Co. Ltd.	9,300	33,658
	Nakamoto Packs Co. Ltd.	1,400	16,683
#	Nakamuraya Co. Ltd.	1,900	43,296
	Nakanishi, Inc.	9,900	129,249
	Nakayama Steel Works Ltd.	13,800	70,439
#	Namura Shipbuilding Co. Ltd.	18,000	254,009
	Nankai Electric Railway Co. Ltd.	21,700	343,575
	Nanto Bank Ltd.	9,400	257,450
	Nanyo Corp.	1,600	13,255
	Narasaki Sangyo Co. Ltd.	1,400	27,181
	Natori Co. Ltd.	2,500	36,057
#	NCD Co. Ltd./Shinagawa	1,700	32,096
	NEC Capital Solutions Ltd.	5,300	150,358
	NEC Corp.	42,000	1,022,398
	Neturen Co. Ltd.	11,900	77,308
#	New Art Holdings Co. Ltd.	3,079	29,932
	Nexon Co. Ltd.	14,000	219,655
#	Nextage Co. Ltd.	16,500	205,653
	NGK Insulators Ltd.	63,800	787,293
	NH Foods Ltd.	17,600	664,458
	NHK Spring Co. Ltd.	70,863	787,519
	Nicca Chemical Co. Ltd.	2,100	19,453
	Nice Corp.	2,400	26,504

		Shares	Value»
JAPAN — (Continued)
	Nichias Corp.	23,800	$800,677
	Nichiban Co. Ltd.	4,000	57,242
	Nichicon Corp.	21,000	171,786
#	Nichiden Corp.	6,000	119,880
	Nichiha Corp.	9,600	194,731
	Nichirei Corp.	60,200	825,790
	Nichireki Group Co. Ltd.	10,800	186,769
	Nichirin Co. Ltd.	4,500	110,709
	NIDEC Corp. (6594 JP)	63,900	1,135,587
	Nifco, Inc.	28,600	709,161
	Nihon Chouzai Co. Ltd.	4,700	96,953
	Nihon Dempa Kogyo Co. Ltd.	7,900	43,082
	Nihon Dengi Co. Ltd.	2,800	77,002
	Nihon Denkei Co. Ltd.	3,900	52,456
	Nihon Flush Co. Ltd.	7,095	40,659
#	Nihon House Holdings Co. Ltd.	12,300	28,288
	Nihon Kagaku Sangyo Co. Ltd.	5,600	58,429
	Nihon M&A Center Holdings, Inc.	93,800	382,586
	Nihon Nohyaku Co. Ltd.	12,200	70,547
	Nihon Parkerizing Co. Ltd.	31,200	259,902
	Nihon Tokushu Toryo Co. Ltd.	5,000	52,146
	Nihon Trim Co. Ltd.	1,200	34,552
	Nikkiso Co. Ltd.	17,600	146,941
	Nikko Co. Ltd.	10,500	49,966
	Nikkon Holdings Co. Ltd.	39,394	813,135
	Nikon Corp.	71,700	689,427
	Nintendo Co. Ltd.	21,100	1,751,722
	Nippi, Inc.	300	11,625
	Nippn Corp.	17,300	272,684
	Nippon Air Conditioning Services Co. Ltd.	6,100	43,353
	Nippon Aqua Co. Ltd.	5,000	25,959
#	Nippon Avionics Co. Ltd.	2,000	41,921
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,800	79,103
	Nippon Carbide Industries Co., Inc.	3,800	44,814
#	Nippon Carbon Co. Ltd.	1,900	55,714

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Care Supply Co. Ltd.	800	$11,423
#	Nippon Chemical Industrial Co. Ltd.	3,000	44,372
*	Nippon Chemi-Con Corp.	8,400	57,413
#*	Nippon Coke & Engineering Co. Ltd.	76,400	46,021
	Nippon Concept Corp.	3,900	47,327
	Nippon Concrete Industries Co. Ltd.	16,800	39,235
	Nippon Denko Co. Ltd.	40,192	75,510
	Nippon Densetsu Kogyo Co. Ltd.	13,300	202,133
	Nippon Dry-Chemical Co. Ltd.	2,800	82,119
	Nippon Electric Glass Co. Ltd.	31,400	718,455
	Nippon Express Holdings, Inc.	73,200	1,307,195
	Nippon Fine Chemical Co. Ltd.	4,300	64,369
	Nippon Gas Co. Ltd.	38,600	711,968
#	Nippon Hume Corp.	9,000	118,855
	Nippon Kayaku Co. Ltd.	48,000	452,237
#	Nippon Kodoshi Corp.	3,100	38,696
	Nippon Light Metal Holdings Co. Ltd.	21,440	223,532
	Nippon Paint Holdings Co. Ltd.	127,400	970,631
	Nippon Paper Industries Co. Ltd.	37,700	291,481
	Nippon Parking Development Co. Ltd.	76,500	127,641
	Nippon Rietec Co. Ltd.	2,400	27,169
	Nippon Road Co. Ltd.	8,700	119,163
	Nippon Sanso Holdings Corp.	34,100	1,091,311
	Nippon Seiki Co. Ltd.	16,200	124,044
#	Nippon Seisen Co. Ltd.	3,500	26,014
	Nippon Sharyo Ltd.	3,200	45,217
*	Nippon Sheet Glass Co. Ltd.	34,300	98,385
	Nippon Shinyaku Co. Ltd.	15,100	389,344

		Shares	Value»
JAPAN — (Continued)
	Nippon Shokubai Co. Ltd.	38,900	$455,874
	Nippon Signal Co. Ltd.	14,900	102,214
	Nippon Soda Co. Ltd.	18,000	337,718
	Nippon Steel Corp.	92,399	1,944,787
	Nippon Telegraph & Telephone Corp.	1,415,000	1,479,066
	Nippon Television Holdings, Inc.	7,700	178,316
	Nippon Thompson Co. Ltd.	20,000	68,240
	Nippon Yakin Kogyo Co. Ltd.	3,890	110,473
	Nippon Yusen KK	63,300	2,068,195
	Nipro Corp.	51,697	458,123
#	Nishikawa Rubber Co. Ltd.	7,600	131,501
	Nishimatsu Construction Co. Ltd.	15,100	561,830
	Nishimatsuya Chain Co. Ltd.	9,500	147,007
	Nishi-Nippon Financial Holdings, Inc.	47,600	699,237
	Nishi-Nippon Railroad Co. Ltd.	13,200	202,932
	Nishio Holdings Co. Ltd.	7,100	204,297
	Nissan Chemical Corp.	30,100	880,384
*	Nissan Motor Co. Ltd.	340,600	810,842
#	Nissan Shatai Co. Ltd.	19,600	145,013
	Nissan Tokyo Sales Holdings Co. Ltd.	10,900	37,258
	Nissei ASB Machine Co. Ltd.	1,900	60,517
#	Nissei Plastic Industrial Co. Ltd.	5,600	32,654
	Nissha Co. Ltd.	15,200	130,260
#	Nisshin Group Holdings Co. Ltd.	14,000	50,136
	Nisshin Oillio Group Ltd.	11,500	396,972
	Nisshin Seifun Group, Inc.	49,800	642,505
	Nisshinbo Holdings, Inc.	54,548	326,072
	Nissin Corp.	5,200	175,254
	Nissin Foods Holdings Co. Ltd.	8,400	185,210

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Nisso Holdings Co. Ltd.	3,700	$17,872
	Nissui Corp.	161,400	981,673
	Niterra Co. Ltd.	42,100	1,310,861
	Nitori Holdings Co. Ltd.	5,800	690,111
	Nitta Corp.	6,400	164,524
	Nitta Gelatin, Inc.	5,000	28,658
	Nittetsu Mining Co. Ltd.	4,400	191,350
	Nitto Boseki Co. Ltd.	1,800	47,839
	Nitto Denko Corp.	137,900	2,423,842
	Nitto Fuji Flour Milling Co. Ltd.	1,000	48,108
#	Nitto Kogyo Corp.	8,000	167,943
	Nitto Kohki Co. Ltd.	4,300	51,391
	Nitto Seiko Co. Ltd.	9,400	38,943
	Nittoc Construction Co. Ltd.	10,600	77,437
#	Nittoku Co. Ltd.	5,500	78,135
	NJS Co. Ltd.	2,700	78,210
	Noevir Holdings Co. Ltd.	5,200	150,336
	NOF Corp.	43,400	653,294
	Nohmi Bosai Ltd.	5,500	128,000
	Nojima Corp.	24,572	441,797
	NOK Corp.	20,200	279,140
	Nomura Holdings, Inc. (8604 JP)	247,000	1,376,670
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	9,532	52,903
#	Nomura Micro Science Co. Ltd.	1,300	21,315
	Nomura Real Estate Holdings, Inc.	115,500	686,930
	Nomura Research Institute Ltd.	22,409	848,571
	Noritake Co. Ltd.	8,400	218,923
	Noritsu Koki Co. Ltd.	9,100	287,351
	Noritz Corp.	9,600	118,045
	North Pacific Bank Ltd.	95,800	334,944
#	NPC, Inc.	5,000	26,546
	NPR-RIKEN Corp.	8,448	140,104
	NS Solutions Corp.	12,100	287,070
#	NS Tool Co. Ltd.	5,600	27,774
	NS United Kaiun Kaisha Ltd.	5,100	134,937
	NSD Co. Ltd.	22,540	530,647
	NSK Ltd.	93,100	406,670
#	NSW, Inc.	3,100	67,297
	NTN Corp.	162,100	249,653

		Shares	Value»
JAPAN — (Continued)
	NTT Data Group Corp.	77,600	$1,541,166
#*	Nxera Pharma Co. Ltd.	13,500	84,587
	Oat Agrio Co. Ltd.	4,000	57,479
	Obara Group, Inc.	2,500	58,202
	Obayashi Corp.	80,800	1,253,626
	OBIC Business Consultants Co. Ltd.	1,200	57,686
	Obic Co. Ltd.	14,900	521,671
	Odakyu Electric Railway Co. Ltd.	44,999	496,803
	Oenon Holdings, Inc.	16,000	51,889
	Ogaki Kyoritsu Bank Ltd.	14,300	232,071
#	Ohara, Inc.	2,000	14,479
#	Ohashi Technica, Inc.	4,000	55,063
	Ohba Co. Ltd.	4,600	34,438
	Ohsho Food Service Corp.	12,000	271,449
	OIE Sangyo Co. Ltd.	1,100	15,215
	Oiles Corp.	8,600	128,671
	Oita Bank Ltd.	5,400	128,888
	Oji Holdings Corp.	248,300	1,172,108
	Okabe Co. Ltd.	12,300	76,470
	Okada Aiyon Corp.	800	10,476
	Okamoto Industries, Inc.	3,600	126,916
	Okamoto Machine Tool Works Ltd.	1,900	46,534
	Okamura Corp.	24,200	336,021
	Okasan Securities Group, Inc.	51,100	228,161
	Oki Electric Industry Co. Ltd.	31,674	210,957
	Okinawa Cellular Telephone Co	9,400	278,727
#	Okinawa Electric Power Co., Inc.	11,007	73,345
	Okinawa Financial Group, Inc.	6,300	109,280
	OKUMA Corp.	15,198	341,446
	Okumura Corp.	10,100	313,270
	Okura Industrial Co. Ltd.	3,400	98,404
	Okuwa Co. Ltd.	11,200	71,487
	Olympus Corp.	115,700	1,516,016
	Omron Corp.	15,800	469,022
	Ono Pharmaceutical Co. Ltd.	44,946	517,370
#	Onoken Co. Ltd.	6,700	70,167
	Onward Holdings Co. Ltd.	39,600	160,346

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ootoya Holdings Co. Ltd.	1,300	$47,574
	Open House Group Co. Ltd.	26,800	1,188,363
	Open Up Group, Inc.	14,400	185,492
	Optex Group Co. Ltd.	10,520	112,564
#*	Optim Corp.	4,400	20,151
	Oracle Corp. Japan	3,500	420,775
	Organo Corp.	9,400	449,968
	Orient Corp.	20,440	112,210
	Oriental Land Co. Ltd.	40,300	853,534
	Oriental Shiraishi Corp.	55,500	146,216
	ORIX Corp. (8591 JP)	87,900	1,763,277
	Oro Co. Ltd.	3,200	53,582
	Osaka Gas Co. Ltd.	31,300	793,707
#	Osaka Organic Chemical Industry Ltd.	5,000	84,275
#	Osaka Steel Co. Ltd.	4,700	78,905
#	OSAKA Titanium Technologies Co. Ltd.	11,200	129,701
	Osaki Electric Co. Ltd.	13,700	81,538
#	OSG Corp.	24,206	287,734
	Otsuka Corp.	26,400	585,527
	Otsuka Holdings Co. Ltd.	27,400	1,335,771
	OUG Holdings, Inc.	1,200	26,499
	Oyo Corp.	7,500	140,596
	Ozu Corp.	2,400	30,076
#	Pacific Industrial Co. Ltd.	17,200	151,042
#	Pacific Metals Co. Ltd.	7,000	84,948
	Pack Corp.	3,200	72,732
	PAL GROUP Holdings Co. Ltd.	14,600	401,716
	PALTAC Corp.	8,400	232,946
	Pan Pacific International Holdings Corp.	45,700	1,406,986
	Panasonic Holdings Corp.	221,200	2,536,271
	Paraca, Inc.	2,700	35,459
	Paramount Bed Holdings Co. Ltd.	10,800	173,971
	Park24 Co. Ltd.	35,500	502,971
	Pasona Group, Inc.	9,600	148,925
	Pegasus Co. Ltd.	6,000	19,947

		Shares	Value»
JAPAN — (Continued)
	Penta-Ocean Construction Co. Ltd.	101,300	$581,121
	People Dreams & Technologies Group Co. Ltd.	3,400	42,228
*	PeptiDream, Inc.	31,800	432,894
	Persol Holdings Co. Ltd.	433,000	784,281
#	Pharma Foods International Co. Ltd.	10,000	64,106
	PHC Holdings Corp.	10,500	70,845
#*	PIA Corp.	2,300	42,530
#	Pickles Holdings Co. Ltd.	4,300	27,900
	Pigeon Corp.	26,200	317,279
	PILLAR Corp.	7,600	193,376
	Pilot Corp.	7,600	212,125
	Piolax, Inc.	11,800	180,932
#*	PKSHA Technology, Inc.	700	13,925
#	Plus Alpha Consulting Co. Ltd.	8,300	96,579
#	Port, Inc.	3,300	43,211
	PR Times Corp.	2,500	39,819
	Premium Group Co. Ltd.	13,600	203,193
	Premium Water Holdings, Inc.	1,800	36,019
	Press Kogyo Co. Ltd.	28,800	109,866
	Prestige International, Inc.	29,600	138,991
	Prima Meat Packers Ltd.	9,000	144,858
	Procrea Holdings, Inc.	9,601	109,814
#	Pronexus, Inc.	4,200	35,872
#	Pro-Ship, Inc.	2,700	40,120
	PS Construction Co. Ltd.	5,040	53,954
	QB Net Holdings Co. Ltd.	3,700	28,766
	Qol Holdings Co. Ltd.	9,000	144,723
	Quick Co. Ltd.	4,000	58,937
#	Raccoon Holdings, Inc.	6,000	34,539
	Raito Kogyo Co. Ltd.	17,700	329,211
	Raiznext Corp.	13,300	138,945
	Raksul, Inc.	14,600	117,768
	Rakus Co. Ltd.	32,900	499,909
*	Rakuten Bank Ltd.	26,500	1,114,529
*	Rakuten Group, Inc.	37,800	222,881
	Rasa Corp.	4,400	43,924

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Rasa Industries Ltd.	4,400	$84,571
	Recruit Holdings Co. Ltd.	98,000	5,430,695
	Relo Group, Inc.	31,700	418,861
#	Renaissance, Inc.	3,700	27,317
	Renesas Electronics Corp.	186,300	2,186,279
	Rengo Co. Ltd.	93,000	519,172
#*	RENOVA, Inc.	13,800	63,213
	Resol Holdings Co. Ltd.	500	17,738
	Resona Holdings, Inc.	242,050	1,941,673
	Resonac Holdings Corp.	65,500	1,191,311
	Resorttrust, Inc.	67,000	689,530
	Restar Corp.	5,100	79,943
	Retail Partners Co. Ltd.	8,300	79,791
	Rheon Automatic Machinery Co. Ltd.	6,000	48,880
#	Rhythm Co. Ltd.	2,400	63,354
	Ricoh Co. Ltd.	89,200	938,216
	Ricoh Leasing Co. Ltd.	6,700	258,025
	Riken Keiki Co. Ltd.	6,800	126,818
	Riken Technos Corp.	14,600	102,606
	Riken Vitamin Co. Ltd.	4,400	76,760
	Ringer Hut Co. Ltd.	4,300	67,107
	Rinnai Corp.	25,100	562,201
	Rion Co. Ltd.	2,700	45,099
	Riso Kagaku Corp.	2,800	23,959
#	Riso Kyoiku Co. Ltd.	14,136	24,107
	Rohm Co. Ltd.	75,500	687,427
	Rohto Pharmaceutical Co. Ltd.	27,500	459,998
#	Rokko Butter Co. Ltd.	5,300	47,004
	Roland Corp.	5,000	110,996
	Rorze Corp.	32,000	322,074
	Round One Corp.	70,700	438,860
	Royal Holdings Co. Ltd.	11,700	213,165
	RS Technologies Co. Ltd.	2,100	39,097
	Ryobi Ltd.	7,500	109,351
	RYODEN Corp.	6,400	108,379
	Ryohin Keikaku Co. Ltd.	42,300	1,429,763
	Ryoyo Ryosan Holdings, Inc.	7,816	131,264
	S Foods, Inc.	6,900	130,303
	S&B Foods, Inc.	5,400	106,944
#	Sac’s Bar Holdings, Inc.	5,800	33,932

		Shares	Value»
JAPAN — (Continued)
	Saibu Gas Holdings Co. Ltd.	5,400	$65,049
	Saizeriya Co. Ltd.	9,200	296,572
	Sakai Chemical Industry Co. Ltd.	5,400	95,078
	Sakai Heavy Industries Ltd.	2,800	39,786
	Sakai Moving Service Co. Ltd.	6,720	114,956
	Sakata INX Corp.	16,000	207,663
	Sakata Seed Corp.	8,900	206,134
	Sala Corp.	18,339	117,460
	San Holdings, Inc.	8,000	67,460
	San ju San Financial Group, Inc.	7,790	125,273
	San-A Co. Ltd.	9,800	194,602
	San-Ai Obbli Co. Ltd.	26,600	312,372
	Sangetsu Corp.	14,900	303,049
	San-In Godo Bank Ltd.	53,800	477,969
*	Sanken Electric Co. Ltd.	8,800	388,659
	Sanki Engineering Co. Ltd.	15,700	401,150
	Sanko Gosei Ltd.	6,000	25,647
	Sanko Metal Industrial Co. Ltd.	1,400	57,967
	Sankyo Co. Ltd.	53,500	814,299
	Sankyo Frontier Co. Ltd.	2,000	26,903
	Sankyo Seiko Co. Ltd.	9,600	42,771
	Sankyo Tateyama, Inc.	10,700	47,807
	Sankyu, Inc.	19,500	853,437
#	Sanoh Industrial Co. Ltd.	12,800	55,434
	Sanrio Co. Ltd.	23,900	952,324
	Sansei Technologies, Inc.	2,300	20,360
#	Sanshin Electronics Co. Ltd.	2,900	40,155
#	Santec Holdings Corp.	1,600	46,625
	Santen Pharmaceutical Co. Ltd.	75,000	759,629
	Sanwa Holdings Corp.	31,600	1,037,197
	Sanyo Chemical Industries Ltd.	4,900	123,446
	Sanyo Denki Co. Ltd.	4,000	274,900
	Sanyo Electric Railway Co. Ltd.	4,200	59,374

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sanyo Shokai Ltd.	3,400	$65,640
	Sanyo Trading Co. Ltd.	8,758	86,145
#	Sapporo Holdings Ltd.	8,600	477,588
	Sata Construction Co. Ltd.	4,100	31,499
	Sato Corp.	9,135	132,194
#	Sato Shoji Corp.	5,200	53,607
#	Satori Electric Co. Ltd.	3,600	41,674
	Sawai Group Holdings Co. Ltd.	38,100	548,999
	SAXA, Inc.	2,100	44,463
*	SBI ARUHI Corp.	7,200	39,753
#	SBI Global Asset Management Co. Ltd.	5,900	26,369
	SBI Holdings, Inc.	34,200	899,271
#	SBI Sumishin Net Bank Ltd.	16,100	469,803
	SBS Holdings, Inc.	5,900	118,428
	SCREEN Holdings Co. Ltd.	13,600	904,359
	Scroll Corp.	13,800	99,250
	SCSK Corp.	23,400	612,037
	SEC Carbon Ltd.	3,600	49,937
	Secom Co. Ltd.	17,000	625,097
#	Seed Co. Ltd.	3,100	10,325
	Sega Sammy Holdings, Inc.	18,000	377,793
	Segue Group Co. Ltd.	2,500	9,442
	Seibu Holdings, Inc.	50,600	1,222,935
	Seika Corp.	3,700	113,851
	Seikagaku Corp.	14,400	71,560
#	Seikitokyu Kogyo Co. Ltd.	7,000	76,150
	Seiko Epson Corp.	43,274	600,343
	Seiko Group Corp.	11,400	300,922
	Seino Holdings Co. Ltd.	34,400	541,397
#	Seiren Co. Ltd.	12,700	197,323
	Sekisui Chemical Co. Ltd.	64,100	1,120,078
	Sekisui House Ltd.	58,300	1,340,329
	Sekisui Jushi Corp.	9,000	117,653
	Sekisui Kasei Co. Ltd.	9,100	20,869
	SEMITEC Corp.	1,600	19,978
	Senko Group Holdings Co. Ltd.	53,800	639,552
#	Senshu Electric Co. Ltd.	3,200	98,544

		Shares	Value»
JAPAN — (Continued)
	Senshu Ikeda Holdings, Inc.	83,500	$275,737
#*	Senshukai Co. Ltd.	11,500	21,411
	Septeni Holdings Co. Ltd.	10,000	25,595
	Seria Co. Ltd.	12,100	245,656
	Seven & i Holdings Co. Ltd.	382,600	5,632,109
	Seven Bank Ltd.	194,700	350,367
#	SFP Holdings Co. Ltd.	1,700	25,727
	SG Holdings Co. Ltd.	47,800	503,317
	Sharingtechnology, Inc.	8,000	63,679
#*	Sharp Corp.	40,354	239,236
#	Shibaura Electronics Co. Ltd.	7,000	288,920
	Shibaura Machine Co. Ltd.	8,700	219,635
	Shibaura Mechatronics Corp.	3,900	182,919
	Shibusawa Logistics Corp.	4,200	93,743
	Shibuya Corp.	6,000	130,264
*	SHIFT, Inc.	66,000	603,913
	Shiga Bank Ltd.	14,500	583,046
	Shikibo Ltd.	4,500	30,510
	Shikoku Bank Ltd.	12,700	105,590
	Shikoku Electric Power Co., Inc.	35,600	292,562
	Shikoku Kasei Holdings Corp.	11,500	148,133
	Shima Seiki Manufacturing Ltd.	10,000	61,330
	Shimadaya Corp.	1,800	23,576
	Shimadzu Corp.	15,900	406,999
	Shimamura Co. Ltd.	11,200	745,236
	Shimano, Inc.	3,774	531,701
#	Shimizu Bank Ltd.	4,300	42,421
	Shimizu Corp.	59,200	632,439
#	Shimojima Co. Ltd.	4,300	37,164
	Shin Nippon Air Technologies Co. Ltd.	5,800	85,692
	Shin Nippon Biomedical Laboratories Ltd.	2,600	26,230
	Shinagawa Refractories Co. Ltd.	13,500	155,704
#	Shindengen Electric Manufacturing Co. Ltd.	3,400	49,178

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shin-Etsu Chemical Co. Ltd.	93,800	$2,854,472
	Shin-Etsu Polymer Co. Ltd.	18,100	185,457
#	Shinki Bus Co. Ltd.	500	12,028
#	Shinko Shoji Co. Ltd.	11,400	71,070
	Shinmaywa Industries Ltd.	20,300	191,289
	Shinnihon Corp.	13,500	156,012
	Shinnihonseiyaku Co. Ltd.	3,100	52,018
	Shinsho Corp.	6,600	86,994
	Shinwa Co. Ltd. (3447 JP)	2,800	14,236
	Shinwa Co. Ltd. (7607 JP)	2,500	53,031
	Shionogi & Co. Ltd.	92,100	1,547,327
	Ship Healthcare Holdings, Inc.	30,700	445,379
	Shiseido Co. Ltd.	14,800	243,330
	Shizuoka Financial Group, Inc.	75,000	833,440
	Shizuoka Gas Co. Ltd.	17,000	140,091
	SHO-BOND Holdings Co. Ltd.	10,600	380,502
	Shoei Co. Ltd.	17,600	206,711
#	Shoei Foods Corp.	2,200	62,623
	Shofu, Inc.	2,600	39,779
	Showa Sangyo Co. Ltd.	6,200	131,290
	SIGMAXYZ Holdings, Inc.	24,000	175,908
	Siix Corp.	11,500	84,682
*	Simplex Holdings, Inc.	10,000	211,655
	Sinanen Holdings Co. Ltd.	1,900	88,356
	Sinfonia Technology Co. Ltd.	9,600	410,486
	Sinko Industries Ltd.	17,400	147,086
	Sintokogio Ltd.	14,700	85,686
	SK Kaken Co. Ltd.	2,000	124,899
	SK-Electronics Co. Ltd.	2,900	46,771
	SKY Perfect JSAT Holdings, Inc.	61,300	495,557
	Skylark Holdings Co. Ltd.	60,800	1,261,858
#	Smaregi, Inc.	2,900	63,895
	SMC Corp.	800	258,913
#	SMK Corp.	1,799	29,507
	SMS Co. Ltd.	23,200	215,017
	Socionext, Inc.	60,600	651,788

		Shares	Value»
JAPAN — (Continued)
#	Soda Nikka Co. Ltd.	8,400	$60,537
	Sodick Co. Ltd.	16,900	88,823
	SoftBank Corp.	1,669,000	2,525,606
	SoftBank Group Corp.	128,044	6,475,138
	Softcreate Holdings Corp.	6,400	88,003
	Software Service, Inc.	900	79,302
	Sohgo Security Services Co. Ltd.	69,100	546,143
	Sojitz Corp.	37,340	883,383
	Soken Chemical & Engineering Co. Ltd.	6,000	63,774
	Solasto Corp.	22,100	68,280
	Soliton Systems KK	3,100	27,146
	Sompo Holdings, Inc.	103,500	3,391,808
	Sony Group Corp. (6758 JP)	538,000	14,193,938
#	Sony Group Corp. (SONY US), Sponsored ADR	46,500	1,209,000
	Sotetsu Holdings, Inc.	16,600	253,098
#	Space Co. Ltd.	5,050	38,652
	Sparx Group Co. Ltd.	9,680	97,922
	SPK Corp.	3,600	52,054
#	S-Pool, Inc.	12,800	26,870
	Square Enix Holdings Co. Ltd.	4,400	254,421
	SRA Holdings	3,800	115,712
	SRE Holdings Corp.	2,900	71,559
	SRS Holdings Co. Ltd.	9,600	80,038
#	ST Corp.	3,000	31,530
	St. Care Holding Corp.	8,200	44,395
	Stanley Electric Co. Ltd.	32,500	609,014
	Star Mica Holdings Co. Ltd.	10,200	69,681
	Star Micronics Co. Ltd.	9,500	108,944
	Startia Holdings, Inc.	2,700	39,897
	Starts Corp., Inc.	12,500	339,977
	Starzen Co. Ltd.	17,700	151,131
	Stella Chemifa Corp.	2,900	75,739
	Step Co. Ltd.	2,900	46,332
	STI Foods Holdings, Inc.	3,300	28,482
	Strike Co. Ltd.	3,200	65,823
	Studio Alice Co. Ltd.	4,500	66,451
	Subaru Corp.	179,816	3,256,093
	Subaru Enterprise Co. Ltd.	3,000	69,196

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sugi Holdings Co. Ltd.	27,800	$583,962
#	Sugimoto & Co. Ltd.	7,600	85,596
#	SUMCO Corp.	100,000	689,609
	Sumida Corp.	13,700	90,770
	Suminoe Co. Ltd.	2,400	21,145
#	Sumiseki Holdings, Inc.	7,800	38,951
	Sumitomo Bakelite Co. Ltd.	27,800	646,375
	Sumitomo Chemical Co. Ltd.	316,400	764,836
	Sumitomo Corp.	72,900	1,779,954
	Sumitomo Densetsu Co. Ltd.	7,100	260,938
	Sumitomo Electric Industries Ltd.	117,900	1,895,054
	Sumitomo Forestry Co. Ltd.	47,300	1,361,966
	Sumitomo Heavy Industries Ltd.	31,400	653,805
	Sumitomo Metal Mining Co. Ltd.	33,000	732,172
	Sumitomo Mitsui Construction Co. Ltd.	7,288	25,830
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	217,800	5,196,101
	Sumitomo Mitsui Trust Group, Inc.	45,200	1,118,191
	Sumitomo Osaka Cement Co. Ltd.	12,700	346,819
	Sumitomo Realty & Development Co. Ltd.	35,500	1,322,243
	Sumitomo Riko Co. Ltd.	14,500	165,825
	Sumitomo Rubber Industries Ltd.	59,228	745,876
	Sumitomo Seika Chemicals Co. Ltd.	3,085	102,885
	Sumitomo Warehouse Co. Ltd.	24,700	479,778
	Sun Frontier Fudousan Co. Ltd.	18,200	249,065
	Sundrug Co. Ltd.	19,600	653,117
	Suntory Beverage & Food Ltd.	18,400	642,911
	Sun-Wa Technos Corp.	4,300	63,702
#	SUNWELS Co. Ltd.	2,100	8,417
#	Suruga Bank Ltd.	45,200	400,377

		Shares	Value»
JAPAN — (Continued)
	Suzuden Corp.	1,000	$13,614
	Suzuken Co. Ltd.	15,770	569,733
	Suzuki Co. Ltd.	6,500	73,535
	Suzuki Motor Corp.	184,000	2,204,993
	SWCC Corp.	14,200	645,284
	Sysmex Corp.	61,000	1,132,352
	System Research Co. Ltd.	5,300	65,101
	System Support Holdings, Inc.	2,300	32,379
	Systems Engineering Consultants Co. Ltd.	700	21,791
	Systena Corp.	103,500	270,725
	Syuppin Co. Ltd.	8,000	61,494
	T Hasegawa Co. Ltd.	9,500	190,398
	T RAD Co. Ltd.	2,200	59,070
	T&D Holdings, Inc.	61,900	1,317,146
	Tachibana Eletech Co. Ltd.	6,280	102,705
#	Tachikawa Corp.	4,700	49,396
	Tachi-S Co. Ltd.	12,300	135,690
	Tadano Ltd.	36,700	254,260
	Taihei Dengyo Kaisha Ltd.	3,800	129,958
	Taiheiyo Cement Corp.	36,609	985,711
	Taikisha Ltd.	11,200	183,321
#	Taiko Bank Ltd.	3,600	35,608
	Taisei Corp.	18,100	981,418
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	2,700	46,844
#	Taisei Oncho Co. Ltd.	1,100	28,858
	Taiyo Holdings Co. Ltd.	13,400	496,121
	Taiyo Yuden Co. Ltd.	38,900	586,700
	Takamatsu Construction Group Co. Ltd.	5,500	111,414
#	Takamiya Co. Ltd.	13,500	36,266
	Takaoka Toko Co. Ltd.	4,200	67,547
	Takara & Co. Ltd.	2,400	58,157
	Takara Bio, Inc.	13,100	74,992
	Takara Holdings, Inc.	44,800	361,583
	Takara Standard Co. Ltd.	14,900	188,322
	Takasago International Corp.	5,100	239,561
	Takasago Thermal Engineering Co. Ltd.	8,200	362,801
	Takashima & Co. Ltd.	6,800	62,302

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Takashimaya Co. Ltd.	87,200	$672,325
	Takatori Corp.	700	7,232
	Take & Give Needs Co. Ltd.	2,200	13,301
#	TAKEBISHI Corp.	3,200	39,881
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	134,453	4,067,015
	Takeuchi Manufacturing Co. Ltd.	13,000	406,930
#	Taki Chemical Co. Ltd.	1,600	35,205
	Takuma Co. Ltd.	15,000	193,277
#	Tama Home Co. Ltd.	4,400	123,172
	Tamron Co. Ltd.	12,000	271,301
	Tamura Corp.	28,300	90,272
	Tanabe Engineering Corp.	1,500	22,639
#*	Tanaka Chemical Corp.	2,500	7,728
	Tayca Corp.	6,000	54,632
	Tazmo Co. Ltd.	2,700	33,109
	TBS Holdings, Inc.	10,300	345,517
#	TDC Soft, Inc.	8,400	74,408
	TDK Corp. (6762 JP)	253,999	2,710,536
	TechMatrix Corp.	14,000	199,928
	Techno Medica Co. Ltd.	2,700	34,239
	Techno Ryowa Ltd.	1,900	37,925
	Techno Smart Corp.	800	8,950
	TechnoPro Holdings, Inc.	39,500	880,834
	Teijin Ltd.	61,963	519,540
	Teikoku Electric Manufacturing Co. Ltd.	4,300	84,111
	Teikoku Sen-I Co. Ltd.	4,500	77,853
	Teikoku Tsushin Kogyo Co. Ltd.	3,200	52,809
	Tekken Corp.	4,400	85,390
	Temairazu, Inc.	1,200	29,788
#	Tenma Corp.	6,100	152,198
#	Tenpos Holdings Co. Ltd.	500	12,041
	Tera Probe, Inc.	1,200	22,267
	Terasaki Electric Co. Ltd.	1,100	16,156
	Terumo Corp.	22,500	430,666
	Tess Holdings Co. Ltd.	14,200	33,179
	THK Co. Ltd.	31,000	763,684
	TIS, Inc.	48,700	1,405,637

		Shares	Value»
JAPAN — (Continued)
	TKC Corp.	5,900	$166,304
	Toa Corp. (1885 JP)	27,600	266,656
	Toa Corp. (6809 JP)	8,800	57,158
	TOA ROAD Corp.	11,500	122,957
	Toagosei Co. Ltd.	44,700	420,556
	TOBISHIMA HOLDINGS, Inc.	6,890	86,662
	Tobu Railway Co. Ltd.	25,900	472,622
	TOC Co. Ltd.	13,100	57,953
	Tocalo Co. Ltd.	30,000	345,539
	Tochigi Bank Ltd.	36,200	81,994
	Toda Corp.	76,500	487,375
	Toei Animation Co. Ltd.	9,400	227,301
	Toei Co. Ltd.	5,400	197,838
#	Toell Co. Ltd.	2,100	11,312
	Toenec Corp.	18,500	146,511
	Toho Bank Ltd.	57,700	142,321
#	Toho Co. Ltd. (8142 JP)	2,400	54,911
	Toho Co. Ltd. (9602 JP)	4,800	274,039
#	Toho Gas Co. Ltd.	13,600	406,815
#	Toho Holdings Co. Ltd.	17,200	562,292
	Toho Titanium Co. Ltd.	11,900	84,840
	Tohoku Bank Ltd.	4,300	32,366
	Tohoku Electric Power Co., Inc.	60,900	437,661
#	Tohokushinsha Film Corp.	14,100	56,922
	Tokai Carbon Co. Ltd.	73,800	476,216
	Tokai Corp.	7,500	110,309
	TOKAI Holdings Corp.	37,091	260,092
	Tokai Rika Co. Ltd.	20,118	299,629
	Tokai Tokyo Financial Holdings, Inc.	73,600	243,090
#	Token Corp.	2,200	205,620
	Tokio Marine Holdings, Inc. (8766 JP)	147,300	5,904,130
	Tokushu Tokai Paper Co. Ltd.	3,700	96,652
	Tokuyama Corp.	24,877	507,799
	Tokyo Century Corp.	56,800	598,180
*	Tokyo Electric Power Co. Holdings, Inc.	206,000	630,186
#	Tokyo Electron Device Ltd.	9,000	186,585
	Tokyo Electron Ltd.	30,000	4,466,950
	Tokyo Energy & Systems, Inc.	8,800	69,498

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Gas Co. Ltd.	30,800	$1,023,262
#	Tokyo Individualized Educational Institute, Inc.	5,100	11,195
	Tokyo Kiraboshi Financial Group, Inc.	10,800	426,913
	Tokyo Ohka Kogyo Co. Ltd.	13,600	299,198
	Tokyo Rope Manufacturing Co. Ltd.	3,500	29,704
#	Tokyo Sangyo Co. Ltd.	7,700	37,404
	Tokyo Seimitsu Co. Ltd.	13,300	742,181
#	Tokyo Steel Manufacturing Co. Ltd.	16,900	191,085
	Tokyo Tatemono Co. Ltd.	63,500	1,138,448
#	Tokyo Tekko Co. Ltd.	4,000	155,915
	Tokyotokeiba Co. Ltd.	6,100	179,268
	Tokyu Construction Co. Ltd.	26,200	152,116
	Tokyu Corp.	39,900	483,909
	Tokyu Fudosan Holdings Corp.	178,000	1,246,679
	Toli Corp.	17,400	59,494
	Tomato Bank Ltd.	3,000	24,814
	Tomen Devices Corp.	1,300	48,579
#	Tomoe Corp.	9,200	95,681
#	Tomoe Engineering Co. Ltd.	9,600	92,958
	Tomoku Co. Ltd.	4,500	77,118
	TOMONY Holdings, Inc.	67,654	259,244
	Tomy Co. Ltd.	24,921	548,685
	Topcon Corp.	33,800	767,627
	TOPPAN Holdings, Inc.	34,520	969,064
	Topre Corp.	12,700	155,173
	Topy Industries Ltd.	6,000	86,970
	Toray Industries, Inc.	172,200	1,099,758
#	Torex Semiconductor Ltd.	3,700	30,686
	Toridoll Holdings Corp.	14,600	436,989
	Torigoe Co. Ltd.	6,600	39,832
	Torii Pharmaceutical Co. Ltd.	5,200	170,398
	Torishima Pump Manufacturing Co. Ltd.	8,500	117,241

		Shares	Value»
JAPAN — (Continued)
	Tosei Corp.	11,100	$187,078
	Toshiba TEC Corp.	10,800	203,568
	Tosho Co. Ltd.	5,000	19,236
	Tosoh Corp.	84,300	1,188,353
	Totech Corp.	6,200	112,501
	Totetsu Kogyo Co. Ltd.	6,700	147,854
#	TOTO Ltd.	32,199	849,038
#	Tottori Bank Ltd.	4,100	36,840
	Toukei Computer Co. Ltd.	1,000	30,711
	Tow Co. Ltd.	15,200	33,640
#	Towa Bank Ltd.	14,000	60,084
#	Towa Corp.	10,500	98,015
	Towa Pharmaceutical Co. Ltd.	10,260	190,383
	Toyo Construction Co. Ltd.	22,600	211,992
	Toyo Corp.	9,100	87,622
#	Toyo Engineering Corp.	12,100	57,128
#	Toyo Gosei Co. Ltd.	1,700	57,526
#	Toyo Innovex Co. Ltd.	6,400	25,879
	Toyo Kanetsu KK	3,400	84,478
#	Toyo Securities Co. Ltd.	24,900	76,531
	Toyo Seikan Group Holdings Ltd.	40,300	703,585
	Toyo Suisan Kaisha Ltd.	7,600	491,308
	Toyo Tanso Co. Ltd.	4,900	137,701
	Toyo Tire Corp.	43,100	805,832
	Toyobo Co. Ltd.	38,300	237,606
	Toyoda Gosei Co. Ltd.	24,900	478,121
	Toyota Boshoku Corp.	25,700	368,762
	Toyota Industries Corp.	8,100	949,926
	Toyota Motor Corp. (7203 JP)	1,275,615	24,363,496
	Toyota Tsusho Corp.	130,000	2,583,454
	TPR Co. Ltd.	8,300	123,609
	Traders Holdings Co. Ltd.	4,960	30,554
#	Transaction Co. Ltd.	4,900	87,107
	Transcosmos, Inc.	6,500	142,034
	TRE Holdings Corp.	17,352	186,999
	Treasure Factory Co. Ltd.	5,100	68,735
	Trend Micro, Inc. (4704 JP)	17,500	1,255,635
#	Tri Chemical Laboratories, Inc.	2,800	49,994

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Trusco Nakayama Corp.	15,700	$234,229
	TS Tech Co. Ltd.	31,514	356,194
#	TSI Holdings Co. Ltd.	18,400	138,470
#	Tsubaki Nakashima Co. Ltd.	16,100	45,832
	Tsubakimoto Chain Co.	31,500	382,672
#	Tsubakimoto Kogyo Co. Ltd.	5,100	77,290
	Tsuburaya Fields Holdings, Inc.	12,100	157,958
	Tsugami Corp.	15,200	187,243
	Tsukishima Holdings Co. Ltd.	11,200	157,186
#	Tsukuba Bank Ltd.	37,600	63,410
	Tsumura & Co.	19,000	571,350
	Tsuruha Holdings, Inc.	10,800	868,743
	Tsurumi Manufacturing Co. Ltd.	4,400	102,106
	Tsutsumi Jewelry Co. Ltd.	2,700	43,767
#	Tsuzuki Denki Co. Ltd.	1,500	25,725
	TV Asahi Holdings Corp.	8,100	147,330
	Tv Tokyo Holdings Corp.	3,500	97,309
	TYK Corp.	5,300	18,249
	UACJ Corp.	13,733	463,329
	UBE Corp.	34,000	498,829
	Uchida Yoko Co. Ltd.	2,500	136,765
	Ukai Co. Ltd.	500	12,528
	ULS Group, Inc.	700	24,326
	Ulvac, Inc.	14,800	501,936
	U-Next Holdings Co. Ltd.	20,400	291,931
	Unicharm Corp.	111,300	1,033,436
	Unipres Corp.	13,123	92,202
	United Arrows Ltd.	8,000	126,290
	United Super Markets Holdings, Inc.	22,173	142,608
#	Universal Entertainment Corp.	8,600	67,224
#	Urbanet Corp. Co. Ltd.	8,600	27,645
	User Local, Inc.	2,500	29,145
	Ushio, Inc.	38,400	461,870
	USS Co. Ltd.	75,900	756,551
	UT Group Co. Ltd.	10,000	140,564
	V Technology Co. Ltd.	3,500	49,329

		Shares	Value»
JAPAN — (Continued)
	Valor Holdings Co. Ltd.	14,201	$248,469
	Valqua Ltd.	5,600	117,811
#	Value HR Co. Ltd.	6,600	72,190
	ValueCommerce Co. Ltd.	3,600	20,452
	Vector, Inc.	10,300	64,057
	Vertex Corp.	11,820	159,717
	Vision, Inc.	14,800	133,393
*	Visional, Inc.	7,100	429,541
	Vital KSK Holdings, Inc.	10,978	101,056
	VT Holdings Co. Ltd.	32,000	113,236
	Wacoal Holdings Corp.	15,100	527,020
	Wacom Co. Ltd.	52,300	200,211
	Wakachiku Construction Co. Ltd.	2,700	75,496
	Wakita & Co. Ltd.	15,800	195,241
	Warabeya Nichiyo Holdings Co. Ltd.	4,900	75,790
#	Waseda Academy Co. Ltd.	2,700	41,866
#	Watahan & Co. Ltd.	7,600	86,358
	WATAMI Co. Ltd.	4,700	37,068
	WDB Holdings Co. Ltd.	2,700	34,460
	Weathernews, Inc.	3,000	74,411
	Welcia Holdings Co. Ltd.	25,700	453,120
	Wellneo Sugar Co. Ltd.	2,800	46,397
	Wellnet Corp.	7,500	38,116
#	West Holdings Corp.	9,350	103,525
	West Japan Railway Co.	33,100	696,291
#	Will Group, Inc.	6,900	47,123
*	WingArc1st, Inc.	5,500	146,989
#	Workman Co. Ltd.	3,700	116,590
	World Co. Ltd.	9,700	180,184
	World Holdings Co. Ltd.	2,400	33,624
#*	W-Scope Corp.	8,000	13,963
	Xebio Holdings Co. Ltd.	8,500	77,544
#	YAC Holdings Co. Ltd.	3,400	19,001
	Yahagi Construction Co. Ltd.	10,400	105,803
	Yakult Honsha Co. Ltd.	11,100	228,016
	YAKUODO Holdings Co. Ltd.	4,100	58,259

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	YAMABIKO Corp.	14,000	$209,512
	YAMADA Consulting Group Co. Ltd.	4,000	49,035
	Yamada Holdings Co. Ltd.	123,928	399,392
#	Yamae Group Holdings Co. Ltd.	5,200	94,323
	Yamagata Bank Ltd.	9,700	87,363
	Yamaguchi Financial Group, Inc.	47,000	555,274
	Yamaha Corp.	69,000	504,317
	Yamaha Motor Co. Ltd.	250,800	1,969,716
	Yamaichi Electronics Co. Ltd.	10,400	146,142
#	Yamami Co.	1,200	38,737
	Yamanashi Chuo Bank Ltd.	10,800	154,042
#	Yamatane Corp.	3,800	119,561
#	Yamato Corp.	7,100	81,984
	Yamato Holdings Co. Ltd.	46,510	660,338
#	Yamato Kogyo Co. Ltd.	10,700	637,170
	Yamau Holdings Co. Ltd.	1,100	13,459
#	Yamaura Corp.	2,400	20,464
	Yamaya Corp.	1,800	36,230
	Yamazaki Baking Co. Ltd.	35,500	849,819
	Yamazen Corp.	14,200	139,621
	Yaoko Co. Ltd.	6,800	455,449
#	Yashima Denki Co. Ltd.	5,500	65,269
	Yaskawa Electric Corp.	13,800	290,756
#	Yasuda Logistics Corp.	6,700	79,778
	Yellow Hat Ltd.	28,800	274,471
	Yodogawa Steel Works Ltd.	8,700	352,246
	Yokogawa Bridge Holdings Corp.	11,600	212,523
	Yokogawa Electric Corp.	29,800	644,876
	Yokohama Rubber Co. Ltd.	48,300	1,056,071
#	Yokorei Co. Ltd.	18,200	108,709
	Yokowo Co. Ltd.	8,200	70,267
	Yomeishu Seizo Co. Ltd.	1,700	36,533
	Yondenko Corp.	10,200	96,179
	Yonex Co. Ltd.	22,100	361,617
#	Yorozu Corp.	7,600	54,513

		Shares	Value»
JAPAN — (Continued)
*	Yoshimura Food Holdings KK	2,900	$18,443
	Yoshinoya Holdings Co. Ltd.	15,000	328,780
#	Yossix Holdings Co. Ltd.	1,300	25,297
#	Yotai Refractories Co. Ltd.	6,300	78,393
	Yuasa Trading Co. Ltd.	7,100	217,279
#	Yukiguni Factory Co. Ltd.	8,900	72,267
	Yurtec Corp.	15,000	193,693
	Yushin Co.	4,200	18,757
	Yushiro, Inc.	3,700	48,997
	Yutaka Giken Co. Ltd.	1,900	28,799
	Zacros Corp.	5,200	144,193
	Zaoh Co. Ltd.	1,500	25,472
	Zenitaka Corp.	1,000	30,056
#	Zenkoku Hosho Co. Ltd.	31,800	689,935
	Zenrin Co. Ltd.	10,800	90,892
	Zensho Holdings Co. Ltd.	14,577	900,761
	Zeon Corp.	52,000	509,923
	ZERIA Pharmaceutical Co. Ltd.	7,500	122,990
#	ZIGExN Co. Ltd.	24,600	76,544
#	Zojirushi Corp.	7,600	73,004
	ZOZO, Inc.	69,300	703,775
#	Zuiko Corp.	5,900	44,824

TOTAL JAPAN			641,921,056

KUWAIT — (0.2%)
	A’ayan Leasing & Investment Co. KSCP	212,894	112,627
*	Acico Industries Co. KSC	78,758	17,894
	Agility Public Warehousing Co. KSC	341,311	293,127
	Al Ahli Bank of Kuwait KSCP	203,091	201,221
	Al-Eid Food KSC	32,408	24,542
	Ali Alghanim Sons Automotive Co. KSCC	55,081	188,433
*	Alimtiaz Investment Group KSC	325,506	31,875
*	Arabi Group Holding KSC	11,040	13,868

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Arzan Financial Group for Financing & Investment KPSC	201,705	$193,705
*	Asiya Capital Investments Co. KSCP	238,493	27,693
	Boubyan Bank KSCP	35,670	79,048
	Boubyan Petrochemicals Co. KSCP	137,857	312,558
	Boursa Kuwait Securities Co. KPSC	34,953	309,412
	Burgan Bank SAK	207,034	152,297
	Combined Group Contracting Co. SAK	34,732	73,444
	Commercial Facilities Co. SAKP	149,075	133,662
	Commercial Real Estate Co. KSC	317,129	172,928
	Gulf Bank KSCP	469,155	514,916
	Gulf Cables & Electrical Industries Group Co. KSCP	43,638	321,437
	Heavy Engineering & Ship Building Co. KSCP	33,371	101,176
	Humansoft Holding Co. KSC	31,739	245,809
*	IFA Hotels & Resorts-KPSC	14,638	69,006
	Integrated Holding Co. KCSC	62,758	116,880
	Jazeera Airways Co. KSCP	24,495	89,118
	JTC Logistics Transportation & Stevedoring Co. KSCP	1,000	1,209
	KAMCO Investment Co. KSC	57,693	22,443
*	Kuwait Cement Co. KSC	128,229	102,216
	Kuwait Finance House KSCP	657,392	1,552,382
	Kuwait Financial Centre SAK	121,256	55,532
	Kuwait International Bank KSCP	406,965	300,822
	Kuwait Investment Co. SAK	97,197	54,653

		Shares	Value»
KUWAIT — (Continued)
	Kuwait Portland Cement Co. KSC	3,939	$10,226
	Kuwait Real Estate Co. KSC	178,868	219,521
	Kuwait Telecommunications Co.	119,304	211,005
	Mabanee Co. KPSC	101,327	261,957
	Mezzan Holding Co. KSCC	44,467	138,520
	Mobile Telecommunications Co. KSCP	558,875	863,286
*	Munshaat Real Estate Projects Co. KSCP	42,428	22,502
	National Bank of Kuwait SAKP	439,901	1,368,053
*	National Consumer Holding Co. SAK	117,998	45,005
	National Industries Group Holding SAK	430,446	350,084
	National Investments Co. KSCP	215,412	173,957
	Oula Fuel Marketing Co.	7,511	12,751
*	Privatization Holding Co. KSCP	156,758	27,009
	Salhia Real Estate Co. KSCP	95,785	140,653
	Securities House KSC	134,324	30,091
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	133,500	64,459
*	Warba Bank KSCP	1,228,353	890,622

TOTAL KUWAIT			10,715,634

LIECHTENSTEIN — (0.0%)
	Liechtensteinische Landesbank AG	5,570	511,402
	VP Bank AG, Class A	1,320	131,600

TOTAL LIECHTENSTEIN			643,002

LUXEMBOURG — (0.3%)
*Ω	Allegro.eu SA	17,418	152,833
	Aperam SA	13,700	398,635
	ArcelorMittal SA (MT NA)	51,013	1,508,543
#	ArcelorMittal SA (MT US)	9,714	288,409
*	Aroundtown SA	163,073	487,197

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
LUXEMBOURG — (Continued)
	B&M European Value Retail SA	247,748	$1,114,217
Ω	B&S Group SARL	10,988	72,401
Ω	Befesa SA	12,102	367,986
	d’Amico International Shipping SA	25,813	95,734
#	Eurofins Scientific SE	35,523	2,241,727
*	Grand City Properties SA	14,474	172,750
*	InPost SA	81,642	1,379,087
#	RTL Group SA	13,920	570,867
#Ω	Samsonite Group SA	414,900	743,392
#	SES SA	134,276	711,931
	Subsea 7 SA	32,553	492,886
	Sword Group	2,456	87,097
	Tenaris SA (TEN IM)	46,810	780,554
	Tenaris SA (TS US), ADR	790	26,299

TOTAL LUXEMBOURG			11,692,545

MALAYSIA — (0.5%)
	7-Eleven Malaysia Holdings Bhd., Class B	134,004	62,087
	Able Global Bhd.	36,500	12,859
#	Aeon Co. M Bhd.	145,400	49,424
#	AEON Credit Service M Bhd.	60,198	83,155
#	AFFIN Bank Bhd.	217,675	133,561
	Ajinomoto Malaysia Bhd.	5,800	19,202
	Alliance Bank Malaysia Bhd.	276,200	280,250
	Allianz Malaysia Bhd.	18,500	79,067
	AME Elite Consortium Bhd.	96,100	35,635
#	AMMB Holdings Bhd. (AMM MK)	388,600	464,927
	Ancom Nylex Bhd.	251,150	56,466
*	Astro Malaysia Holdings Bhd.	608,000	24,758
	Aurelius Technologies Bhd.	31,300	22,937
	Axiata Group Bhd.	778,490	378,887
#	Bank Islam Malaysia Bhd.	199,900	113,573
	Batu Kawan Bhd.	10,900	47,811
#*	Berjaya Corp. Bhd.	786,982	53,772
*	Berjaya Land Bhd.	466,800	31,394
*	Bermaz Auto Bhd.	272,800	66,397
#	British American Tobacco Malaysia Bhd.	38,700	57,872
*	Bumi Armada Bhd.	871,200	99,004

		Shares	Value»
MALAYSIA — (Continued)
#	Bursa Malaysia Bhd.	196,350	$336,317
#	Cahya Mata Sarawak Bhd.	221,400	48,331
	Carlsberg Brewery Malaysia Bhd.	53,000	231,988
	CCK Consolidated Holdings Bhd.	32,400	9,827
	CelcomDigi Bhd.	202,600	179,518
	CIMB Group Holdings Bhd.	762,241	1,259,149
	Crescendo Corp. Bhd.	22,200	5,975
#	D&O Green Technologies Bhd.	135,400	40,823
#*	Dagang NeXchange Bhd.	672,000	40,475
	Dayang Enterprise Holdings Bhd.	182,300	72,777
	Dialog Group Bhd.	328,500	111,236
	DRB-Hicom Bhd.	266,700	51,616
	Duopharma Biotech Bhd.	68,089	19,081
	Dutch Lady Milk Industries Bhd.	4,500	29,200
	DXN Holdings Bhd.	30,500	3,645
#	Eastern & Oriental Bhd.	373,500	68,366
	Eco World Development Group Bhd.	383,600	167,275
	EG Industries Bhd.	75,600	18,067
*	Ekovest Bhd.	788,700	56,687
	Farm Fresh Bhd.	238,800	101,352
	FGV Holdings Bhd.	129,200	32,672
#	Formosa Prosonic Industries Bhd.	55,700	29,053
	Fraser & Neave Holdings Bhd.	24,400	152,792
#	Frontken Corp. Bhd.	394,750	321,204
#	Gamuda Bhd.	116,715	114,996
	Gas Malaysia Bhd.	81,500	79,848
#	Genting Bhd.	534,800	397,032
#	Genting Malaysia Bhd.	905,600	360,169
	Genting Plantations Bhd.	75,700	84,799
*	Greatech Technology Bhd.	187,600	63,398
	Guan Chong Bhd.	77,800	60,995
	HAP Seng Consolidated Bhd.	92,700	59,370
	Hap Seng Plantations Holdings Bhd.	48,500	21,707

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Hartalega Holdings Bhd.	63,200	$32,682
	Heineken Malaysia Bhd.	36,100	220,624
#	Hextar Global Bhd.	342,000	72,249
	Hiap Teck Venture Bhd.	410,500	26,647
#	Hibiscus Petroleum Bhd.	182,000	65,426
	Hong Leong Bank Bhd.	22,580	104,661
	Hong Leong Financial Group Bhd.	27,778	110,550
	Hong Leong Industries Bhd.	19,300	60,713
	Hume Cement Industries Bhd.	23,800	14,868
#	Hup Seng Industries Bhd.	73,100	17,625
#	IHH Healthcare Bhd.	60,700	97,286
#	IJM Corp. Bhd.	447,600	235,754
	Inari Amertron Bhd.	144,425	64,489
#	IOI Corp. Bhd.	128,200	108,678
	IOI Properties Group Bhd.	350,425	148,766
*	Iskandar Waterfront City Bhd.	137,900	11,694
#	ITMAX SYSTEM Bhd.	90,500	77,544
#	Jaya Tiasa Holdings Bhd.	210,000	53,549
	Keck Seng Malaysia Bhd.	28,200	34,734
	Kelington Group Bhd.	140,000	109,498
	Kenanga Investment Bank Bhd.	38,300	8,024
	Kerjaya Prospek Group Bhd.	105,989	48,940
#	Kim Loong Resources Bhd.	78,000	40,122
#	Kossan Rubber Industries Bhd.	329,200	139,794
	KPJ Healthcare Bhd.	282,100	188,055
	Kretam Holdings Bhd.	69,600	8,054
#*	KSL Holdings Bhd.	98,800	35,650
#	Kuala Lumpur Kepong Bhd.	43,536	198,084
#	Lagenda Properties Bhd.	99,600	27,264
	LBS Bina Group Bhd.	202,600	23,473
#	Leong Hup International Bhd.	318,300	46,102
	LPI Capital Bhd.	51,940	172,638
#	Magni-Tech Industries Bhd.	146,900	72,300

		Shares	Value»
MALAYSIA — (Continued)
#	Magnum Bhd.	310,015	$89,494
	Mah Sing Group Bhd.	354,775	96,139
	Malakoff Corp. Bhd.	364,600	67,309
	Malayan Banking Bhd.	226,797	525,558
#	Malayan Flour Mills Bhd.	308,600	36,088
	Malaysia Smelting Corp. Bhd.	35,400	20,369
	Malaysian Pacific Industries Bhd.	19,200	83,500
	Malaysian Resources Corp. Bhd.	666,920	71,235
	Matrix Concepts Holdings Bhd.	460,198	151,690
	Maxis Bhd.	167,200	143,762
	MBM Resources Bhd.	57,700	76,265
#	MBSB Bhd.	714,632	118,534
	Mega First Corp. Bhd.	182,800	168,020
	Mi Technovation Bhd.	73,500	31,751
	MISC Bhd.	77,800	135,284
#	MKH Bhd.	100,700	23,851
	MKH Oil Palm East Kalimantan Bhd.	14,385	2,068
	MNRB Holdings Bhd.	182,774	86,104
#Ω	Mr. DIY Group M Bhd.	504,300	196,611
*	Muhibbah Engineering M Bhd.	185,600	26,341
	My EG Services Bhd.	1,204,715	251,186
	Nationgate Holdings Bhd.	96,100	30,406
#	Nestle Malaysia Bhd.	7,600	153,161
#	NEXG Bhd.	385,800	30,903
††	Nylex Malaysia Bhd.	2,335	24
#	OCK Group Bhd.	205,000	20,210
#	Oriental Holdings Bhd.	77,700	125,799
#	OSK Holdings Bhd.	410,750	162,073
	PA Resources Bhd.	250,300	11,312
	Padini Holdings Bhd.	175,050	84,733
	Pantech Group Holdings Bhd.	131,400	22,244
	Paramount Corp. Bhd.	146,300	35,619
	Pecca Group Bhd.	44,400	15,136
#	Perak Transit Bhd.	169,750	28,136
	Petron Malaysia Refining & Marketing Bhd.	9,300	7,087
#	Petronas Chemicals Group Bhd.	134,800	115,021

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Petronas Dagangan Bhd.	34,000	$155,507
	Petronas Gas Bhd.	33,700	136,628
	PPB Group Bhd.	74,820	215,582
	Press Metal Aluminium Holdings Bhd.	291,100	330,855
	Public Bank Bhd.	1,271,900	1,318,520
	QL Resources Bhd.	296,737	330,074
*	Ranhill Utilities Bhd.	168,104	48,677
#	RCE Capital Bhd.	177,200	53,910
	RGB International Bhd.	365,300	28,935
	RHB Bank Bhd.	146,376	225,779
	Sam Engineering & Equipment M Bhd.	69,800	53,744
*	Sapura Energy Bhd.	2,931,800	27,009
	Sarawak Oil Palms Bhd.	100,150	70,184
#	Scientex Bhd.	292,500	237,185
	SD Guthrie Bhd.	210,136	231,095
#	Sime Darby Bhd.	788,570	380,034
#	Sime Darby Property Bhd.	676,570	194,324
	SKP Resources Bhd ..	262,649	54,224
#*	Solarvest Holdings Bhd.	122,200	47,288
	Southern Cable Group Bhd.	42,500	11,063
	SP Setia Bhd. Group	580,379	147,808
#	Sports Toto Bhd.	253,524	80,871
	Sunway Bhd.	115,854	122,123
#	Sunway Construction Group Bhd.	88,890	91,912
*	Supermax Corp. Bhd.	601,878	111,078
#	Syarikat Takaful Malaysia Keluarga Bhd.	104,145	86,028
#	Ta Ann Holdings Bhd.	86,480	79,835
	Taliworks Corp. Bhd.	122,766	18,379
	Telekom Malaysia Bhd.	124,912	196,859
	Tenaga Nasional Bhd.	111,700	359,243
	Teo Seng Capital Bhd.	44,400	10,499
	Thong Guan Industries Bhd.	59,400	15,883
	TIME dotCom Bhd.	106,400	126,991
*	Top Glove Corp. Bhd.	717,700	146,297
#*	Tropicana Corp. Bhd.	247,716	67,919
#	TSH Resources Bhd.	142,000	35,896
	Uchi Technologies Bhd.	83,700	59,821
	UEM Sunrise Bhd.	400,200	66,751

		Shares	Value»
MALAYSIA — (Continued)
	United Plantations Bhd.	51,000	$270,749
	UOA Development Bhd.	165,320	64,481
	Velesto Energy Bhd.	1,107,073	39,793
	ViTrox Corp. Bhd.	80,900	58,694
	VS Industry Bhd.	552,100	100,629
#*	WCT Holdings Bhd.	364,227	55,908
	Wellcall Holdings Bhd.	127,300	44,093
	Westports Holdings Bhd.	104,800	103,249
#	Yinson Holdings Bhd.	438,355	189,994
#	YTL Corp. Bhd.	799,450	355,550
#	YTL Power International Bhd.	124,787	98,855

TOTAL MALAYSIA			20,079,143

MEXICO — (0.6%)
	Alfa SAB de CV, Class A	2,058,476	1,493,695
#	Alpek SAB de CV	106,582	53,915
	Alsea SAB de CV	76,018	170,445
	America Movil SAB de CV (2228390D US), ADR	7,326	126,300
	America Movil SAB de CV (AMXB MM)	1,262,696	1,092,678
	Arca Continental SAB de CV	26,200	275,928
*	Axtel SAB de CV	499,613	51,208
Ω	Banco del Bajio SA	253,900	609,293
#	Becle SAB de CV	81,668	94,409
	Bolsa Mexicana de Valores SAB de CV	95,080	200,337
	Cemex SAB de CV (CEMEXCPO MM)	2,131,083	1,318,173
	Cemex SAB de CV (CX US), Sponsored ADR	106,419	656,605
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	34,057	321,093
*	Consorcio ARA SAB de CV	312,104	53,475
*	Controladora Alpek SAB de CV	2,058,476	323,302
*	Controladora AXTEL SAB de CV	1,784,541	58,058
*	Controladora Vuela Cia de Aviacion SAB de CV (VLRS US), ADR	4,146	15,257

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	209,154	$78,071
#	Corp. Inmobiliaria Vesta SAB de CV	165,517	452,565
	Corporativo Fragua SAB de CV	380	9,689
	El Puerto de Liverpool SAB de CV, Class C1	32,925	151,626
#*††	Empresas ICA SAB de CV	42,400	0
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	57,498	604,549
	GCC SAB de CV	53,330	448,113
	Genomma Lab Internacional SAB de CV, Class B	224,613	262,519
	Gentera SAB de CV	389,915	679,799
	Gruma SAB de CV, Class B	39,470	752,044
	Grupo Aeroportuario del Centro Norte SAB de CV	77,213	849,636
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	25,644	519,641
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	3,264	670,785
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	204	64,574
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	11,168	352,669
#	Grupo Bimbo SAB de CV	179,949	547,541
	Grupo Carso SAB de CV	36,485	253,733
#	Grupo Comercial Chedraui SA de CV	98,271	634,812
	Grupo Elektra SAB de CV	2,140	38,194
	Grupo Financiero Banorte SAB de CV, Class O	211,838	1,816,400

		Shares	Value»
MEXICO — (Continued)
*	Grupo Financiero Inbursa SAB de CV, Class O	276,748	$711,398
	Grupo Herdez SAB de CV	54,050	154,070
*	Grupo Hotelero Santa Fe SAB de CV	60,872	11,671
	Grupo Industrial Saltillo SAB de CV	7,630	7,003
	Grupo Mexico SAB de CV	205,108	1,064,317
#	Grupo Rotoplas SAB de CV	43,386	26,814
*	Grupo Simec SAB de CV (SIMECB MM)	33,392	302,921
#	Grupo Televisa SAB (TLEVICPO MM)	466,624	169,893
	Grupo Televisa SAB (TV US), Sponsored ADR	18,998	34,576
#*Ω	Grupo Traxion SAB de CV	76,474	64,227
*	Industrias CH SAB de CV	73,798	662,321
*	Industrias Penoles SAB de CV	47,163	945,136
	Kimberly-Clark de Mexico SAB de CV, Class A	276,752	486,879
#	La Comer SAB de CV	195,575	366,108
	Megacable Holdings SAB de CV	263,742	641,518
*	Minera Frisco SAB de CV, Class A1	307,440	53,146
*Ω	Nemak SAB de CV	923,906	134,743
*	Ollamani SAB	21,064	50,570
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	49,093	40,530
#	Orbia Advance Corp. SAB de CV	186,604	125,985
	Organizacion Cultiba SAB de CV	15,310	8,744
*	Organizacion Soriana SAB de CV, Class B	50,685	67,199
*	Promotora de Hoteles Norte 19 SAB De CV	142,020	34,182

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	52,138	$583,394
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	7,273	63,790
	Qualitas Controladora SAB de CV	43,010	475,818
	Regional SAB de CV	84,693	595,557
#*	Sitios Latinoamerica SAB de CV	233,407	40,348
*	Vista Energy SAB de CV (VIST US), ADR	15,944	720,191
*	Vista Energy SAB de CV (VISTAA MM)	1,130	50,880
	Wal-Mart de Mexico SAB de CV	222,683	705,504

TOTAL MEXICO			25,500,564

NETHERLANDS — (2.6%)
	Aalberts NV	35,456	1,177,374
#Ω	ABN AMRO Bank NV	111,665	2,314,016
	Acomo NV	5,847	143,703
*Ω	Adyen NV	985	1,593,940
#	Aegon Ltd. (AEG US)	32,148	206,711
	Aegon Ltd. (AGN NA)	368,518	2,370,287
	Airbus SE	29,200	4,954,963
	Akzo Nobel NV	43,432	2,742,038
#*Ω	Alfen NV	3,054	53,697
#	AMG Critical Materials NV	8,793	156,722
	Arcadis NV	30,386	1,473,450
*	Argenx SE (ARGX BB)	353	228,196
*	Argenx SE (ARGX US), ADR	721	465,146
*	Argo Properties NV	2,506	77,125
	Ariston Holding NV	13,708	61,813
	ASM International NV	5,632	2,752,848
	ASML Holding NV (ASML NA)	4,870	3,260,182
	ASML Holding NV
	(ASML US)	22,102	14,765,904
	ASR Nederland NV	50,989	3,217,346
#*	Avantium NV	15,649	13,634
#*Ω	Basic-Fit NV	16,265	369,696
#	BE Semiconductor Industries NV	17,866	1,934,954

		Shares	Value»
NETHERLANDS — (Continued)
#	Brembo NV	16,904	$158,064
#	Brunel International NV	6,759	71,302
	Cementir Holding NV	15,517	254,410
	Corbion NV	19,367	414,171
	COSMO Pharmaceuticals NV	2,478	143,709
#Ω	CTP NV	24,693	463,810
Ω	Euronext NV	15,958	2,667,335
	Ferrari NV (RACE IM)	9,037	4,137,056
	Ferrovial SE	25,395	1,238,832
	Flow Traders Ltd.	12,372	366,319
	ForFarmers NV	13,915	66,405
#	Fugro NV	42,551	499,022
	HAL Trust	658	86,590
*	Havas NV	167,101	277,982
	Heineken NV	15,108	1,352,395
	IMCD NV	16,574	2,204,021
#	ING Groep NV (ING US), Sponsored ADR	6,500	125,905
	ING Groep NV (INGA NA)	196,229	3,810,634
	Iveco Group NV	63,416	1,013,146
	JDE Peet’s NV	19,342	468,249
Ω	Just Eat Takeaway.com NV (JET LN)	14,482	315,651
*Ω	Just Eat Takeaway.com NV (TKWY NA)	17,107	374,388
#	Kendrion NV	4,892	56,963
	Koninklijke Ahold Delhaize NV (AD NA)	166,464	6,834,842
	Koninklijke BAM Groep NV	116,385	788,368
	Koninklijke Heijmans NV	14,198	727,208
	Koninklijke KPN NV	1,505,567	7,003,677
#*	Koninklijke Philips NV (PHG US)	49,277	1,249,172
*	Koninklijke Philips NV (PHIA NA)	61,136	1,551,621
	Koninklijke Vopak NV	20,794	859,846
	MFE-MediaForEurope NV (MFEA IM), Class A	59,751	217,331
	MFE-MediaForEurope NV (MFEB IM), Class B	29,383	143,002
	Nedap NV	2,056	141,965
	NEPI Rockcastle NV	79,219	607,637

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	NN Group NV	86,738	$5,318,808
#*	NX Filtration NV	1,991	7,998
	OCI NV	25,261	209,884
#	Pepco Group NV	54,467	257,747
#*	Pharming Group NV	169,497	149,912
	Pluxee NV	21,987	494,479
#	PostNL NV	96,754	98,788
	Prosus NV (PRX NA)	62,008	2,907,220
	Prosus NV (PRX SJ)	7,816	364,858
	Qiagen NV	30,217	1,291,784
	Randstad NV	36,450	1,463,092
	RHI Magnesita NV	6,366	265,883
	SBM Offshore NV	58,977	1,239,937
#*	SIF Holding NV	5,614	59,232
Ω	Signify NV	41,413	858,453
	Sligro Food Group NV	7,429	100,351
	Stellantis NV (STLAM IM)	325,275	3,026,823
	STMicroelectronics NV (STM FP)	49,318	1,121,151
	STMicroelectronics NV (STM US)	54,448	1,236,514
	Technip Energies NV	57,052	1,946,850
	TKH Group NV	15,293	604,229
#*	TomTom NV	17,317	91,531
	Universal Music Group NV	66,689	1,961,022
	Van Lanschot Kempen NV	12,655	738,894
	Wolters Kluwer NV	27,120	4,788,279

TOTAL NETHERLANDS			115,628,492

NEW ZEALAND — (0.2%)
	a2 Milk Co. Ltd.	56,181	292,460
	Air New Zealand Ltd.	477,980	164,711
	Auckland International Airport Ltd.	67,003	299,340
#	Channel Infrastructure NZ Ltd.	117,975	133,186
	Chorus Ltd. (CNU NZ)	172,535	813,726
#	Contact Energy Ltd.	143,420	755,534
	EBOS Group Ltd.	25,356	551,833
	Fisher & Paykel Healthcare Corp. Ltd.	27,438	553,507
*	Fletcher Building Ltd. (FBU AU)	3,423	6,159
*	Fletcher Building Ltd. (FBU NZ)	251,139	457,257
	Fonterra Co-Operative Group Ltd.	20,324	65,699

		Shares	Value»
NEW ZEALAND — (Continued)
	Freightways Group Ltd.	58,334	$341,024
	Genesis Energy Ltd.	175,293	229,061
*	Gentrack Group Ltd.	12,157	84,700
	Hallenstein Glasson Holdings Ltd.	26,041	112,480
	Heartland Group Holdings Ltd.	248,158	113,610
#	Infratil Ltd.	47,737	299,202
#	Investore Property Ltd.	61,732	37,451
*	KMD Brands Ltd.	197,467	38,583
	Mainfreight Ltd.	7,666	252,985
	Manawa Energy Ltd.	20,224	58,290
	Mercury NZ Ltd.	38,398	127,417
	Meridian Energy Ltd.	29,533	96,135
	Napier Port Holdings Ltd.	14,348	21,854
	NZME Ltd. (NZM AU)	54,459	33,798
	NZX Ltd.	124,010	113,410
*	Oceania Healthcare Ltd.	238,522	92,240
#	Port of Tauranga Ltd.	37,905	138,705
*	Rakon Ltd.	28,043	9,323
#	Restaurant Brands New Zealand Ltd.	10,978	21,526
*	Ryman Healthcare Ltd.	111,987	146,888
	Sanford Ltd.	20,591	56,014
	Scales Corp. Ltd.	45,413	112,199
*	Serko Ltd.	3,631	7,788
	Skellerup Holdings Ltd.	64,548	161,905
	SKY Network Television Ltd.	56,838	83,287
#	SKYCITY Entertainment Group Ltd.	257,109	174,562
	Spark New Zealand Ltd.	125,185	155,095
#	Steel & Tube Holdings Ltd.	32,029	13,722
	Summerset Group Holdings Ltd.	96,000	614,327
#	Tourism Holdings Ltd.	44,694	36,441
	TOWER Ltd.	83,844	66,114
	Turners Automotive Group Ltd.	25,040	86,237
	Vector Ltd.	26,039	61,482
*	Vista Group International Ltd.	32,932	69,311
*	Warehouse Group Ltd.	33,171	16,135

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
*	Xero Ltd.	13,063	$1,375,705

TOTAL NEW ZEALAND			9,552,418

NORWAY — (0.5%)
	2020 Bulkers Ltd.	5,584	59,682
	ABG Sundal Collier Holding ASA	105,016	66,320
	AF Gruppen ASA	9,872	141,689
*	Akastor ASA	52,076	56,034
	Aker ASA, Class A	1,200	69,583
	Aker BioMarine ASA	1,327	6,781
	Aker BP ASA	45,730	981,709
	Aker Solutions ASA	55,357	150,244
	AMSC ASA	16,689	42,888
*	Archer Ltd.	5,099	10,034
	Arendals Fossekompani ASA	161	2,001
	Atea ASA	16,472	225,372
	Austevoll Seafood ASA	27,631	260,307
#*Ω	AutoStore Holdings Ltd.	17,990	8,108
#Ω	Avance Gas Holding Ltd.	7,242	2,737
	B2 Impact ASA	75,199	82,354
	Bakkafrost P	2,118	106,802
*	Bluenord ASA	8,768	502,288
	Bonheur ASA	7,630	176,677
	Borregaard ASA	23,679	407,416
	Bouvet ASA	25,196	194,450
#*	BW Energy Ltd.	4,594	12,019
	BW Offshore Ltd.	30,988	84,926
*	Cloudberry Clean Energy ASA	52,744	63,077
*Ω	Crayon Group Holding ASA	9,991	119,665
	DNB Bank ASA	53,478	1,336,849
	DNO ASA	199,738	227,806
*	Edda Wind ASA	3,817	8,399
*Ω	Elkem ASA	95,696	168,337
Ω	Elmera Group ASA	32,302	115,141
	Elopak ASA	30,381	124,037
*Ω	Entra ASA	9,405	108,471
	Equinor ASA	118,246	2,676,572
Ω	Europris ASA	64,160	475,705
#	FLEX LNG Ltd. (FLNG NO)	4,924	118,796
#*	FLEX LNG Ltd. (FLNG US)	1,249	29,464
#	Frontline PLC	25,563	430,983
	Gjensidige Forsikring ASA	3,393	79,392
#	Golden Ocean Group Ltd.	31,268	241,068

		Shares	Value»
NORWAY — (Continued)
	Grieg Seafood ASA	17,159	$108,271
*	Hexagon Composites ASA	41,887	75,533
#	Hoegh Autoliners ASA	37,835	304,517
Ω	Kid ASA	10,802	151,767
	Kitron ASA	41,228	204,256
Ω	Klaveness Combination Carriers ASA	6,871	39,893
*	Kongsberg Automotive ASA	238,423	30,980
	Kongsberg Gruppen ASA	2,994	482,359
	Leroy Seafood Group ASA	13,763	60,325
*	LINK Mobility Group Holding ASA	66,816	157,340
	Magnora ASA	12,127	25,719
	Medistim ASA	2,742	42,356
	Mowi ASA	13,640	250,109
	MPC Container Ships ASA	143,713	212,516
Ω	Multiconsult ASA	4,197	76,712
#*	NEL ASA	84,582	18,314
	Norbit ASA	7,952	109,210
*	Nordic Mining ASA	12,200	24,534
*	Nordic Semiconductor ASA	3,453	34,625
	Norsk Hydro ASA	81,216	430,803
#*Ω	Norske Skog ASA	19,271	33,641
*	Northern Ocean Ltd.	20,154	11,405
*	Norwegian Air Shuttle ASA	62,645	82,727
	Odfjell Drilling Ltd.	45,977	239,323
	Odfjell SE, Class A	6,204	58,537
	Odfjell Technology Ltd.	10,957	43,597
*	OKEA ASA	15,569	24,521
#Ω	Okeanis Eco Tankers Corp.	3,789	88,600
	Olav Thon Eiendomsselskap ASA	4,209	104,707
	Orkla ASA	13,548	151,094
	Panoro Energy ASA	35,790	78,234
	Pareto Bank ASA	13,851	98,317
	Pexip Holding ASA	16,259	61,800
*	PhotoCure ASA	1,570	8,126
	Protector Forsikring ASA	14,124	497,101
	Rana Gruber ASA	10,326	73,508
	Rogaland Sparebank	1,120	13,877
	Salmar ASA	3,872	191,350

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#*	Salmon Evolution ASA	66,994	$39,189
*	SATS ASA	37,953	137,110
*Ω	Scatec ASA	34,119	260,384
	Schibsted ASA (SCHA NO), Class A	2,018	61,413
	Schibsted ASA (SCHB NO), Class B	2,677	77,304
	Sea1 offshore, Inc.	23,032	43,569
	Selvaag Bolig ASA	11,511	38,638
#*Ω	Shelf Drilling Ltd.	56,609	25,654
#††	Solstad Maritime Holding AS	9,867	7,113
*	Solstad Offshore ASA	11,178	40,808
	SpareBank 1 Helgeland	832	13,014
	Sparebank 1 Oestlandet	11,518	191,816
	SpareBank 1 Sor-Norge ASA	28,743	458,662
	Sparebanken More	7,775	74,733
	Stolt-Nielsen Ltd.	11,546	259,232
	Storebrand ASA	86,653	1,046,214
	Telenor ASA	37,309	560,381
	TGS ASA	55,505	413,979
	TOMRA Systems ASA	18,947	298,932
	Var Energi ASA	53,628	147,462
	Veidekke ASA	38,542	579,941
	Wallenius Wilhelmsen ASA	29,037	210,445
	Wilh Wilhelmsen Holding ASA, Class A	5,538	206,379
	Wilh Wilhelmsen Holding ASA, Class B	281	10,208
	Yara International
	ASA	10,170	330,053
*	Zaptec ASA	3,296	5,645

TOTAL NORWAY			20,213,065

PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	3,792	20,845
	Cia de Minas Buenaventura SAA, ADR	1,300	18,408
	Credicorp Ltd.	1,916	387,396
	Intercorp Financial Services, Inc.	1,299	43,997

TOTAL PERU			470,646

		Shares	Value»
PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	177,700	$27,909
	Aboitiz Equity Ventures, Inc.	240,420	139,849
	Aboitiz Power Corp.	127,900	85,354
	ACEN Corp.	2,075,821	99,229
	Alliance Global Group, Inc.	791,500	86,838
	Apex Mining Co., Inc.	1,093,000	131,449
*	Atlas Consolidated Mining & Development Corp.	10,800	831
	Ayala Corp.	26,665	286,221
	Ayala Land, Inc.	681,600	305,765
	Bank of the Philippine Islands	246,788	618,778
	BDO Unibank, Inc.	365,079	1,047,798
	Belle Corp.	1,052,000	27,277
	Bloomberry Resorts Corp.	1,036,600	63,320
*	Cebu Air, Inc.	41,200	25,498
	Century Pacific Food, Inc.	312,700	213,412
	China Banking Corp.	339,992	553,893
	Converge Information & Communications Technology Solutions, Inc.	723,800	247,284
	Cosco Capital, Inc.	666,000	70,374
	D&L Industries, Inc.	433,400	44,200
	DigiPlus Interactive Corp.	40,900	29,186
*	DITO CME Holdings Corp.	784,000	19,041
	DMCI Holdings, Inc.	832,400	158,058
	DoubleDragon Corp.	260,700	45,487
	East West Banking Corp.	202,850	40,031
	Emperador, Inc.	83,300	19,494
	First Philippine Holdings Corp.	64,910	67,958
	Ginebra San Miguel, Inc.	18,440	94,397
	Globe Telecom, Inc.	3,609	125,416
	GT Capital Holdings, Inc.	27,318	239,398
	International Container Terminal Services, Inc.	53,530	327,399
	JG Summit Holdings, Inc.	548,966	166,811
	Jollibee Foods Corp.	74,200	304,782
	Keepers Holdings, Inc.	341,000	16,762
	LT Group, Inc.	624,500	132,907

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Manila Electric Co.	13,600	$138,798
	Manila Water Co., Inc.	276,900	169,093
	Megaworld Corp.	2,379,600	75,960
	Metropolitan Bank & Trust Co.	218,306	300,750
Ω	Monde Nissin Corp.	141,900	19,756
	Nickel Asia Corp.	1,306,480	59,561
	Petron Corp.	1,056,700	44,443
	Philcomsat Holdings Corp.	23,889	45,752
	Philex Mining Corp.	510,400	61,044
	Philippine National Bank	140,072	120,414
	Philippine Seven Corp.	19,620	18,679
*††	Phoenix Petroleum Philippines, Inc.	107,200	1,497
	PLDT, Inc. (PHI US), Sponsored ADR	839	19,691
	PLDT, Inc. (TEL PM)	8,860	206,407
	Puregold Price Club, Inc.	292,200	167,044
	Rizal Commercial Banking Corp.	104,115	48,747
	Robinsons Land Corp.	489,438	102,366
	Robinsons Retail Holdings, Inc.	83,680	58,704
	San Miguel Corp.	104,660	147,103
	Security Bank Corp.	99,670	118,594
	Semirara Mining & Power Corp.	273,080	166,272
	Shakey’s Pizza Asia Ventures, Inc.	84,300	11,696
*	Shell Pilipinas Corp.	13,330	1,242
	SM Investments Corp.	2,270	35,336
	SM Prime Holdings, Inc.	203,700	88,921
	SSI Group, Inc.	143,000	8,090
	STI Education Systems Holdings, Inc.	431,000	10,283
	Synergy Grid & Development Phils, Inc.	247,500	50,988
	Union Bank of the Philippines	196,148	113,425
	Universal Robina Corp.	192,710	285,478
	Vista Land & Lifescapes, Inc.	1,583,900	47,322
	Vistamalls, Inc.	88,000	2,372

		Shares	Value»
PHILIPPINES — (Continued)
	Wilcon Depot, Inc.	364,000	$44,451

TOTAL PHILIPPINES			8,652,685

POLAND — (0.4%)
*	11 bit studios SA	69	3,999
	AB SA	2,766	74,649
*	Action SA	5,598	31,167
*	Agora SA	12,934	33,909
	Alior Bank SA	47,872	1,297,228
	Amica SA	2,272	37,334
	Arctic Paper SA	9,228	37,440
	ASBISc Enterprises PLC	13,274	91,680
	Asseco Poland SA	18,130	748,632
	Asseco South Eastern Europe SA	1,261	20,113
	Auto Partner SA	17,966	94,679
	Bank Handlowy w Warszawie SA	10,468	326,490
*	Bank Millennium SA	76,230	294,888
#*	Bank Ochrony Srodowiska SA	20,762	61,420
	Bank Polska Kasa Opieki SA	23,488	1,177,257
	Benefit Systems SA	810	697,442
	BNPP Bank Polska SA	2,042	57,146
	`Boryszew SA	29,053	46,927
#	Budimex SA	2,184	367,087
*	CCC SA	9,030	522,140
	CD Projekt SA	2,913	180,373
	Celon Pharma SA	3,548	24,370
*	CI Games SA	23,337	10,937
#*	Cognor Holding SA	32,298	63,382
	Cyber Folks SA	2,370	97,212
*	Cyfrowy Polsat SA	63,052	309,229
	Develia SA	101,233	200,615
*Ω	Dino Polska SA	4,321	605,750
	Dom Development SA	2,718	158,326
#*	Echo Investment SA	10,592	12,957
*	Enea SA	102,173	386,688
	Eurocash SA	16,735	49,063
*	Fabryki Mebli Forte SA	3,906	27,042
	Globe Trade Centre SA	30,781	32,827
*	Grupa Azoty SA	12,480	68,478
	Grupa Kety SA	3,397	777,891
	Grupa Pracuj SA	5,817	92,897
	ING Bank Slaski SA	4,302	373,522
	Inter Cars SA	1,997	301,637
#*	Jastrzebska Spolka Weglowa SA	17,979	115,157

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	KGHM Polska Miedz SA	18,041	$575,913
	KRUK SA	6,213	659,093
	LPP SA	125	511,594
	Lubelski Wegiel Bogdanka SA	4,699	27,103
*	mBank SA	728	158,620
	Mirbud SA	18,519	69,483
	Mo-BRUK SA	603	46,639
*	Mostostal Zabrze SA	9,282	14,142
	Neuca SA	441	83,028
#	Newag SA	1,426	24,999
	Orange Polska SA	102,086	262,304
	ORLEN SA	52,863	954,618
	PCC Rokita SA	524	10,874
*	PGE Polska Grupa Energetyczna SA	192,824	421,149
*	PKP Cargo SA	7,534	31,772
	PlayWay SA	336	27,095
*	Polimex-Mostostal SA	38,961	40,425
	Powszechna Kasa Oszczednosci Bank Polski SA	35,041	673,696
	Powszechny Zaklad Ubezpieczen SA	71,016	1,107,906
	Rainbow Tours SA	593	22,591
	Santander Bank Polska SA	1,780	273,779
*	Selvita SA	1,674	14,718
	Stalexport Autostrady SA	30,531	24,218
	Synektik SA	2,522	151,181
*	Tauron Polska Energia SA	416,659	653,916
*	TEN Square Games SA	1,066	26,960
	Text SA	3,006	43,074
	Torpol SA	4,879	51,190
	Unimot SA	1,479	61,534
	Voxel SA	582	22,257
	VRG SA	37,269	36,546
	Warsaw Stock Exchange	2,489	31,606
	Wawel SA	12	1,988
	Wirtualna Polska Holding SA	4,868	115,678
Ω	XTB SA	22,194	482,188
#*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	1,940	26,915

		Shares	Value»
POLAND — (Continued)
*	Zespol Elektrowni Patnow Adamow Konin SA	2,391	$11,889

TOTAL POLAND			17,662,661

PORTUGAL — (0.2%)
#	Altri SGPS SA	29,560	203,405
	Banco Comercial Portugues SA, Class R	4,162,722	2,662,470
	Corticeira Amorim SGPS SA	8,194	70,784
	CTT-Correios de Portugal SA	28,765	253,378
	EDP SA (EDP PL)	366,729	1,445,522
	Galp Energia SGPS SA	142,533	2,208,374
	Ibersol SGPS SA	8,870	93,494
	Jeronimo Martins SGPS SA	30,682	742,577
#	Mota-Engil SGPS SA	34,573	137,229
	Navigator Co. SA	60,047	227,877
	NOS SGPS SA	74,060	309,083
	REN - Redes Energeticas Nacionais SGPS SA	91,426	300,076
	Semapa-Sociedade de Investimento e Gestao	7,088	132,855
	Sonae SGPS SA	308,562	391,854

TOTAL PORTUGAL			9,178,978

QATAR — (0.2%)
	Aamal Co.	868,127	197,992
	Al Khaleej Takaful Group QSC	72,860	47,854
	Al Meera Consumer Goods Co. QSC	26,032	104,115
	Al Rayan Bank	728,158	447,119
	Baladna	261,082	86,963
	Barwa Real Estate Co.	489,975	377,051
	Commercial Bank PSQC	197,552	233,562
	Doha Bank QPSC	721,345	467,782
	Doha Insurance Co. QSC	102,131	69,363
*	Estithmar Holding QPSC	302,951	228,841
	Gulf International Services QSC	347,844	294,609

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Gulf Warehousing Co.	120,519	$97,515
	Industries Qatar QSC	23,363	80,583
	Lesha Bank LLC	287,795	109,474
	Mannai Corp. QSC	40,666	40,239
*	Mazaya Real Estate Development QPSC	281,270	46,323
	Medicare Group	60,265	75,727
	Mesaieed Petrochemical Holding Co.	519,016	200,950
	Ooredoo QPSC	196,303	699,363
	Qatar Aluminum Manufacturing Co.	764,860	269,559
	Qatar Electricity & Water Co. QSC	55,985	235,013
	Qatar Fuel QSC	49,111	202,329
	Qatar Gas Transport Co. Ltd.	394,237	495,657
	Qatar Industrial Manufacturing Co. QSC	72,555	50,175
	Qatar Insurance Co. SAQ	329,469	176,149
	Qatar International Islamic Bank QSC	133,173	388,133
	Qatar Islamic Bank QPSC	32,774	190,093
	Qatar Islamic Insurance Group	22,820	52,393
	Qatar National Bank QPSC	504,678	2,314,711
	Qatar National Cement Co. QSC	138,869	130,848
	Qatar Navigation QSC	276,752	843,003
	QLM Life & Medical Insurance Co. WLL	20,001	10,671
	Salam International Investment Ltd. QSC	377,474	68,467
	United Development Co. QSC	634,651	179,918
	Vodafone Qatar QSC	704,895	456,738
*	Widam Food Co.	33,153	19,209
	Zad Holding Co.	3,845	15,046

TOTAL QATAR			10,003,537

RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	134,073	0

		Shares	Value»
RUSSIA — (Continued)
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	26,988	$0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	23,655	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	4,406	0
*††	Mechel PJSC, Sponsored ADR	6,898	0
*††	PhosAgro PJSC	136	0
*††	Polyus PJSC (PLZL LI), GDR	2,588	0
*††	RusHydro PJSC (HYDR LI), ADR	131,916	0
*††	RusHydro PJSC (RSHYY US), ADR	62,793	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	65,441	0
*††	Severstal PAO (SVJTY US), GDR	14,770	0
*††	Severstal PAO (SVST LI), GDR	6,022	0
*††	VTB Bank PJSC (VTBR LI), GDR	330,257	0

SAUDI ARABIA — (1.0%)
	Abdullah Al Othaim Markets Co.	142,899	343,739
	ACWA Power Co.	5,683	487,326
*	Advanced Petrochemical Co.	18,991	152,488
	Al Babtain Power & Telecommunication Co.	14,290	180,858
	Al Hammadi Holding	16,591	177,496
*	Al Hassan Ghazi Ibrahim Shaker Co.	6,782	55,741
	Al Jouf Agricultural Development Co.	1,033	13,069
*	Al Jouf Cement Co.	9,833	25,890
*	Al Khaleej Training & Education Co.	12,560	93,611
	Al Moammar Information Systems Co.	2,436	85,527
	Al Rajhi Bank	143,679	3,732,485
	Al Yamamah Steel Industries Co.	5,821	54,123
	Alamar Foods	4,350	78,403

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Alandalus Property Co.	9,476	$55,064
	Alaseel Co.	63,346	67,986
	Aldrees Petroleum & Transport Services Co.	18,385	675,730
	Al-Etihad Cooperative Insurance Co.	12,241	49,558
	Alinma Bank	182,002	1,409,654
	AlJazira Takaful Ta’awuni Co.	14,040	52,503
*	AlKhorayef Water & Power Technologies Co.	4,114	177,728
*	Allianz Saudi Fransi Cooperative Insurance Co.	11,757	53,916
	Almarai Co. JSC	84,210	1,186,185
	Almunajem Foods Co.	6,319	139,063
*	Alujain Corp.	12,713	127,529
	Arab National Bank	120,306	690,067
*	Arabia Insurance Cooperative Co.	4,637	15,464
	Arabian Cement Co.	20,253	137,251
Ω	Arabian Centres Co.	25,688	135,664
	Arabian Contracting Services Co.	2,150	75,598
	Arabian Internet & Communications Services Co.	5,428	415,348
*	Arabian Pipes Co.	21,030	51,809
*	Arabian Shield Cooperative Insurance Co.	5,123	24,129
	Arriyadh Development Co.	23,530	215,257
*	ARTEX Industrial Investment Co.	16,986	60,458
	Astra Industrial Group Co.	8,086	322,357
	Ataa Educational Co.	2,664	47,230
	Bank AlBilad	131,708	1,017,818
*	Bank Al-Jazira	178,683	644,078
	Banque Saudi Fransi	154,271	755,671
*	Basic Chemical Industries Ltd.	3,936	29,662
	Bawan Co.	13,739	202,046
	BinDawood Holding Co.	82,885	139,653
	Bupa Arabia for Cooperative Insurance Co.	12,408	556,271

		Shares	Value»
SAUDI ARABIA — (Continued)
	Catrion Catering Holding Co.	15,453	$485,347
*	Chubb Arabia Cooperative Insurance Co.	2,880	32,285
	City Cement Co.	27,332	147,621
	Co. for Cooperative Insurance	8,933	331,164
	Dallah Healthcare Co.	2,932	95,449
*	Dar Al Arkan Real Estate Development Co.	187,611	1,095,658
	Dr. Sulaiman Al Habib Medical Services Group Co.	11,271	860,366
	East Pipes Integrated Co. for Industry	4,748	170,739
	Eastern Province Cement Co.	17,399	155,922
	Electrical Industries Co.	221,800	421,427
*	Emaar Economic City	69,052	280,186
	Etihad Etisalat Co.	121,849	2,041,262
*	Fitaihi Holding Group	53,140	57,024
	Gulf Insurance Group	5,785	39,976
*	Gulf Union Cooperative Insurance Co.	11,598	43,999
*	Herfy Food Services Co.	8,064	52,763
	Jarir Marketing Co.	94,840	319,384
	Leejam Sports Co. JSC	6,450	241,101
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	14,458	86,418
*	Middle East Healthcare Co.	8,457	157,013
*	Middle East Paper Co.	16,242	121,037
*	Middle East Specialized Cables Co.	7,836	74,155
	Mobile Telecommunications Co. Saudi Arabia	166,153	565,446
	Mouwasat Medical Services Co.	14,835	287,172
	Nahdi Medical Co.	8,206	248,567
*	Najran Cement Co.	24,708	55,776
*	National Agriculture Development Co.	52,908	313,997

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	National Co. for Glass Industries	7,092	$85,962
	National Co. for Learning & Education	2,634	110,080
	National Gas & Industrialization Co.	7,898	186,502
*	National Industrialization Co.	121,274	298,776
	National Medical Care Co.	3,319	132,050
	Northern Region Cement Co.	37,275	85,914
	Qassim Cement Co.	15,343	216,040
*	Rabigh Refining & Petrochemical Co.	68,556	130,172
	Retal Urban Development Co.	22,605	101,712
	Riyad Bank	151,061	1,240,099
	Riyadh Cables Group Co.	3,109	105,486
	Riyadh Cement Co.	5,504	49,790
	SABIC Agri-Nutrients Co.	33,361	878,815
	Sahara International Petrochemical Co.	103,655	525,432
*	Saudi Arabian Amiantit Co.	6,391	39,596
*	Saudi Arabian Mining Co.	37,616	512,719
Ω	Saudi Arabian Oil Co.	250,560	1,694,036
	Saudi Aramco Base Oil Co.	11,981	317,381
	Saudi Automotive Services Co.	12,967	228,493
	Saudi Awwal Bank	120,785	1,130,234
	Saudi Basic Industries Corp.	47,993	780,398
	Saudi Cement Co.	23,641	290,146
*	Saudi Ceramic Co.	14,470	108,694
*	Saudi Chemical Co. Holding	63,392	143,444
	Saudi Electricity Co.	68,382	273,076
	Saudi Industrial Investment Group	64,811	261,407
	Saudi Investment Bank	142,290	571,670
*	Saudi Kayan Petrochemical Co.	195,136	300,229
*	Saudi Marketing Co.	6,069	33,169
	Saudi National Bank	204,061	1,944,297
	Saudi Paper Manufacturing Co.	6,844	124,983

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	12,952	$88,052
*	Saudi Printing & Packaging Co.	11,187	36,499
*	Saudi Public Transport Co.	20,899	91,635
*	Saudi Real Estate Co.	28,937	178,439
*	Saudi Reinsurance Co.	16,594	218,993
*	Saudi Research & Media Group	5,674	262,129
	Saudi Tadawul Group Holding Co.	3,274	160,383
	Saudi Telecom Co.	92,984	1,180,503
	Saudia Dairy & Foodstuff Co.	4,505	366,944
*	Savola Group	50,096	418,537
	Scientific & Medical Equipment House Co.	2,225	23,785
*	Seera Group Holding	71,283	465,336
*	Shams	204,398	47,104
*	SHL Finance Co.	5,242	28,070
*	Sinad Holding Co.	25,623	80,225
	Southern Province Cement Co.	16,673	138,087
	Sustained Infrastructure Holding Co.	14,458	114,415
	Tabuk Cement Co.	20,594	67,827
*	Takween Advanced Industries Co.	10,887	25,743
	Tanmiah Food Co.	1,611	45,575
	Theeb Rent A Car Co.	2,863	50,999
*	Umm Al-Qura Cement Co.	12,979	62,276
	United Electronics Co.	11,089	277,743
	United International Transportation Co.	14,273	281,278
*	Walaa Cooperative Insurance Co.	17,904	90,781
*	Wataniya Insurance Co.	5,647	31,959
	Yamama Cement Co.	27,549	267,313
	Yanbu Cement Co.	17,524	101,952
	Yanbu National Petrochemical Co.	45,539	388,256

TOTAL SAUDI ARABIA			42,284,397

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (0.8%)
*	AEM Holdings Ltd.	88,476	$80,130
*	AustAsia Group Ltd.	57,980	11,962
	Aztech Global Ltd.	83,500	33,905
	Banyan Tree Holdings Ltd.	83,400	20,717
Ω	BOC Aviation Ltd.	83,000	622,033
	Boustead Singapore Ltd.	169,629	134,962
	BRC Asia Ltd.	18,700	45,523
	Bukit Sembawang Estates Ltd.	36,100	97,845
Ω	BW LPG Ltd.	47,620	478,368
#	Capitaland India Trust	234,998	175,325
	CapitaLand Investment Ltd.	290,300	611,834
	Centurion Corp. Ltd.	89,000	85,820
	China Aviation Oil Singapore Corp. Ltd.	87,000	56,636
	China Sunsine Chemical Holdings Ltd.	122,400	51,117
	China XLX Fertiliser Ltd.	218,000	125,464
	City Developments Ltd.	109,500	416,926
	ComfortDelGro Corp. Ltd.	444,200	521,125
*	COSCO Shipping International Singapore Co. Ltd.	716,400	68,596
	CSE Global Ltd.	153,415	49,178
	DBS Group Holdings Ltd.	154,414	5,016,785
	Delfi Ltd.	102,000	56,307
	DFI Retail Group Holdings Ltd.	61,200	154,477
#*†† Ezion Holdings Ltd.		794,350	0
#*†† Ezra Holdings Ltd.		510,429	0
	Far East Orchard Ltd.	66,719	52,027
	First Resources Ltd.	185,500	214,620
	Food Empire Holdings Ltd.	81,000	93,648
	Fraser & Neave Ltd.	85,800	80,192
	Frasers Property Ltd.	112,900	70,508
#	Frencken Group Ltd.	123,300	95,779
*	Gallant Venture Ltd.	211,200	12,289
	Genting Singapore Ltd.	1,377,600	781,191
	Geo Energy Resources Ltd.	295,000	80,334
	Golden Agri-Resources Ltd.	2,347,900	431,596

		Shares	Value»
	SINGAPORE — (Continued)
	GuocoLand Ltd.	90,400	$97,592
	Haw Par Corp. Ltd.	35,700	354,381
	Ho Bee Land Ltd.	67,800	93,418
	Hong Fok Corp. Ltd.	140,600	79,106
	Hong Leong Asia Ltd.	103,800	86,803
	Hong Leong Finance Ltd.	84,700	167,079
	Hongkong Land Holdings Ltd.	165,600	810,446
	Hour Glass Ltd.	68,900	82,837
	HRnetgroup Ltd.	32,200	17,120
	Hutchison Port Holdings Trust	1,697,000	252,634
*††	Hyflux Ltd.	178,500	0
	iFAST Corp. Ltd.	29,900	142,423
	Indofood Agri Resources Ltd.	169,600	40,868
	ISDN Holdings Ltd.	72,898	17,630
	Jardine Cycle & Carriage Ltd.	27,533	546,853
	Kenon Holdings Ltd.	5,202	160,174
	Keppel Infrastructure Trust	863,573	264,728
	Keppel Ltd.	179,400	901,969
	Mandarin Oriental International Ltd.	12,600	22,712
	Marco Polo Marine Ltd.	1,450,800	46,804
	Metro Holdings Ltd.	175,700	49,776
	Micro-Mechanics Holdings Ltd.	3,800	4,763
*††	Midas Holdings Ltd.	408,200	0
	Nanofilm Technologies International Ltd.	62,800	25,288
	Netlink NBN Trust	524,300	367,182
#	Olam Group Ltd.	248,945	184,277
	OUE Ltd.	86,100	61,965
	Oversea-Chinese Banking Corp. Ltd.	182,911	2,263,663
	Pacific Century Regional Developments Ltd.	64,700	20,751
	Pan-United Corp. Ltd.	70,025	36,129
	Propnex Ltd.	58,500	47,046
	Q&M Dental Group Singapore Ltd.	52,200	11,596
	QAF Ltd.	86,800	55,512
	Raffles Medical Group Ltd.	80,110	62,019
*	Rex International Holding Ltd.	260,800	23,800
	Riverstone Holdings Ltd.	161,000	111,572

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Samudera Shipping Line Ltd.	95,100	$60,484
	SATS Ltd.	149,029	321,383
	SBS Transit Ltd.	21,100	47,900
*	Seatrium Ltd.	463,056	680,021
	Sembcorp Industries Ltd.	200,696	1,015,154
	Sheng Siong Group Ltd.	252,400	340,066
	SIA Engineering Co. Ltd.	26,200	44,941
	SIIC Environment Holdings Ltd. (SIIC SP)	402,300	49,723
	Sinarmas Land Ltd.	396,100	95,604
	Singapore Airlines Ltd.	350,750	1,800,019
	Singapore Exchange Ltd.	115,100	1,266,198
	Singapore Land Group Ltd.	40,200	61,652
	Singapore Post Ltd.	520,400	227,755
	Singapore Technologies Engineering Ltd.	190,300	1,080,569
	Singapore Telecommunications Ltd.	71,900	208,021
	Stamford Land Corp. Ltd.	115,570	31,138
	StarHub Ltd.	194,500	174,339
	Straits Trading Co. Ltd.	61,737	67,656
*††	Swiber Holdings Ltd.	29,250	0
	Tai Sin Electric Ltd.	50,690	15,570
*	Thomson Medical Group Ltd.	518,900	16,686
	Tuan Sing Holdings Ltd.	231,931	44,385
	UMS Integration Ltd.	120,500	99,646
	United Overseas Bank Ltd.	148,316	3,939,100
	UOB-Kay Hian Holdings Ltd.	71,608	98,851
	UOL Group Ltd.	115,400	510,493
	Valuetronics Holdings Ltd.	150,680	73,970
	Venture Corp. Ltd.	77,900	691,520
	Vicom Ltd.	51,600	53,267
	Wilmar International Ltd.	232,300	544,855
	Wing Tai Holdings Ltd.	127,300	114,018

		Shares	Value»
SINGAPORE — (Continued)
	Yangzijiang Shipbuilding Holdings Ltd.	487,400	$834,898

TOTAL SINGAPORE			32,948,017

SOUTH AFRICA — (0.9%)
	Absa Group Ltd.	98,437	908,467
	Adcock Ingram Holdings Ltd.	23,281	61,468
	Advtech Ltd.	210,953	351,145
	AECI Ltd.	39,678	218,956
	African Rainbow Minerals Ltd.	38,810	325,402
#	Afrimat Ltd.	44,750	127,351
	Alexander Forbes Group Holdings Ltd.	103,166	42,824
	Altron Ltd., Class A	58,468	63,962
	Anglo American Platinum Ltd.	5,667	194,061
	Aspen Pharmacare Holdings Ltd.	86,814	570,064
	Astral Foods Ltd.	12,343	114,783
	AVI Ltd.	110,220	536,156
	Barloworld Ltd.	59,080	344,126
	Bid Corp. Ltd.	36,506	917,397
	Bidvest Group Ltd.	96,534	1,223,798
*	Blue Label Telecoms Ltd.	246,190	110,954
*	Brait PLC	300,048	34,614
	Capitec Bank Holdings Ltd.	4,226	784,372
	Cashbuild Ltd.	4,820	39,768
	Caxton & CTP Publishers & Printers Ltd.	20,130	12,996
	City Lodge Hotels Ltd.	132,868	29,077
	Clicks Group Ltd.	58,060	1,236,706
	Coronation Fund Managers Ltd.	62,904	129,061
	Curro Holdings Ltd.	118,706	57,053
	DataTec Ltd.	91,014	283,272
Ω	Dis-Chem Pharmacies Ltd.	170,510	289,750
	Discovery Ltd.	50,002	555,406
	DRDGOLD Ltd. (DRD SJ)	58,676	86,464
	DRDGOLD Ltd. (DRD US), Sponsored ADR	3,246	48,365
	Exxaro Resources Ltd.	60,530	495,550

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Famous Brands Ltd.	27,176	$82,528
	FirstRand Ltd.	199,117	779,611
	Foschini Group Ltd.	125,672	875,582
#	Gold Fields Ltd. (GFI US), Sponsored ADR	64,735	1,459,127
	Grindrod Ltd.	223,994	139,780
	Harmony Gold Mining Co. Ltd. (HAR SJ)	114,674	1,801,801
	Hudaco Industries Ltd.	11,881	119,526
*	Impala Platinum Holdings Ltd.	191,759	1,140,414
	Investec Ltd.	23,379	145,910
	Italtile Ltd.	141,325	73,728
	JSE Ltd.	11,530	78,959
*	KAP Ltd.	842,526	126,123
	Kumba Iron Ore Ltd.	9,628	168,232
	Lewis Group Ltd.	18,504	68,015
	Life Healthcare Group Holdings Ltd.	558,766	440,201
	Merafe Resources Ltd.	516,286	31,122
*	Metair Investments Ltd.	63,223	25,245
	Momentum Group Ltd.	546,915	1,000,985
	Motus Holdings Ltd.	71,205	333,540
	Mpact Ltd.	38,245	55,563
	Mr. Price Group Ltd.	56,831	726,350
	MTN Group Ltd.	258,312	1,709,590
*	MultiChoice Group	60,333	352,659
*	Nampak Ltd.	1,896	43,109
	Naspers Ltd., Class N	5,221	1,372,821
	Nedbank Group Ltd.	70,872	967,996
	Netcare Ltd.	473,122	347,641
	Ninety One Ltd.	77,978	150,747
	Northam Platinum Holdings Ltd.	108,279	726,787
*	Nutun Ltd.	346,149	34,423
	Oceana Group Ltd.	34,784	110,035
	Old Mutual Ltd. (OMU LN)	826,005	502,834
	Old Mutual Ltd. (OMU SJ)	637,297	388,855
	Omnia Holdings Ltd.	61,520	226,715
	OUTsurance Group Ltd.	164,462	676,431
Ω	Pepkor Holdings Ltd.	702,286	1,016,638
*	Pick n Pay Stores Ltd.	220,331	332,380
	PPC Ltd.	439,542	109,967
	Premier Group Ltd.	3,073	22,673

		Shares	Value»
SOUTH AFRICA — (Continued)
	PSG Financial
	Services Ltd.	277,462	$297,275
	Raubex Group Ltd.	79,034	187,517
	Reunert Ltd.	60,916	202,817
	RFG Holdings Ltd.	59,205	59,375
	Sanlam Ltd.	65,955	300,296
	Santam Ltd.	12,051	261,346
	Sappi Ltd.	212,960	399,316
*	Sasol Ltd. (SOL SJ)	74,795	258,347
#	Sasol Ltd. (SSL US), Sponsored ADR	20,702	72,043
	Shoprite Holdings Ltd.	45,928	706,656
*	Sibanye Stillwater Ltd. (SBSW US), ADR	9,956	46,297
*	Sibanye Stillwater Ltd. (SSW SJ)	935,357	1,068,647
	Southern Sun Ltd.	159,875	71,035
*	SPAR Group Ltd.	80,469	495,867
	Spur Corp. Ltd.	22,560	41,098
	Stadio Holdings Ltd.	56,617	23,876
	Standard Bank Group Ltd.	130,345	1,627,769
	Sun International Ltd.	72,915	157,210
#	Super Group Ltd.	156,278	242,737
*	Telkom SA SOC Ltd.	106,423	225,429
	Thungela Resources Ltd. (TGA LN)	4,110	20,514
#	Thungela Resources Ltd. (TGA SJ)	52,212	259,745
	Tiger Brands Ltd.	29,886	466,076
	Truworths International Ltd.	136,582	544,900
	Tsogo Sun Ltd.	161,801	71,892
	Vodacom Group Ltd.	51,605	381,838
	We Buy Cars Holdings Ltd.	23,946	55,579
	Wilson Bayly Holmes-Ovcon Ltd.	20,879	215,764
	Woolworths Holdings Ltd.	205,266	636,473
	Zeda Ltd.	84,625	47,606

TOTAL SOUTH AFRICA			38,403,351

SOUTH KOREA — (3.0%)
*	3S Korea Co. Ltd.	8,971	14,672
	ABOV Semiconductor Co. Ltd.	2,876	20,359
*	Abpro Bio Co. Ltd.	46,541	10,018
*	ADTechnology Co. Ltd.	1,392	14,632
	Advanced Nano Products Co. Ltd.	425	16,173

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Advanced Process Systems Corp.	4,460	$53,461
	Aekyung Chemical Co. Ltd.	5,635	45,417
	Aekyung Industrial Co. Ltd.	4,138	39,613
#*	Agabang & Company	8,356	41,160
	Ahnlab, Inc.	1,142	53,938
*	Air Busan Co. Ltd.	27,505	39,702
	Ajin Industrial Co. Ltd.	8,820	18,312
*	Alteogen, Inc.	1,363	336,074
*	ALUKO Co. Ltd.	22,513	33,567
*	Amicogen, Inc.	2,692	6,445
	Amorepacific Corp.	1,943	170,404
	Amorepacific Holdings Corp.	7,868	127,281
*	Ananti, Inc.	15,367	73,128
*	Anapass, Inc.	2,227	30,460
*	Anterogen Co. Ltd.	1,096	17,438
	Asia Cement Co. Ltd.	6,180	47,817
	ASIA Holdings Co. Ltd.	309	56,707
*	Asia Pacific Satellite, Inc.	2,881	25,082
	Asia Paper Manufacturing Co. Ltd.	12,545	60,974
	Atec Co. Ltd.	1,583	32,580
	ATON, Inc.	5,667	22,647
	Avaco Co. Ltd.	1,894	17,511
	Baiksan Co. Ltd.	3,840	38,405
	BGF Co. Ltd.	10,500	26,483
	BGF retail Co. Ltd.	2,404	181,659
	BH Co. Ltd.	8,816	76,380
*	BHI Co. Ltd.	5,667	112,595
#	Binggrae Co. Ltd.	2,019	134,179
	Bio Plus Co. Ltd.	8,987	48,385
*	Bioneer Corp.	1,247	13,783
	BioNote, Inc.	9,977	32,110
*	BNC Korea Co. Ltd.	5,296	15,478
	BNK Financial Group, Inc.	58,290	424,877
	Boditech Med, Inc.	4,479	54,440
	Boryung	6,725	40,053
*	Bosung Power Technology Co. Ltd.	7,124	14,705
*	Bukwang Pharmaceutical Co. Ltd.	6,106	17,209
	Byucksan Corp.	18,048	31,048
	C&C International Co. Ltd.	1,247	28,250

		Shares	Value»
SOUTH KOREA — (Continued)
	C&G Hi Tech Co. Ltd.	1,160	$10,652
*	Cafe24 Corp.	4,837	203,989
	Cape Industries Ltd.	3,880	17,746
	Caregen Co. Ltd.	4,524	75,783
*	Celltrion Pharm, Inc.	1,516	51,193
	Celltrion, Inc.	1,842	208,895
*	Chabiotech Co. Ltd.	3,189	24,640
	Cheil Worldwide, Inc.	19,008	248,084
	Chemtronics Co. Ltd.	4,706	73,613
	Cheryong Electric Co. Ltd.	3,612	79,664
	Chips&Media, Inc.	2,169	25,024
*	Choil Aluminum Co. Ltd.	12,350	14,791
	Chong Kun Dang Pharmaceutical Corp.	2,553	146,160
	Chongkundang Holdings Corp.	933	30,447
*	Chorokbaem Media Co. Ltd.	4,292	14,842
*	CJ CGV Co. Ltd.	30,055	102,760
	CJ CheilJedang Corp.	3,181	534,998
	CJ Corp.	4,594	401,578
*	CJ ENM Co. Ltd.	3,772	164,063
	CJ Freshway Corp.	1,953	33,353
	CJ Logistics Corp.	3,275	191,051
#	Classys, Inc.	4,375	197,827
	CLIO Cosmetics Co. Ltd.	2,078	26,345
*	CMG Pharmaceutical Co. Ltd.	12,199	21,175
*	Com2uS Holdings Corp.	1,562	21,838
	Com2uSCorp.	2,574	71,259
	Coocon Corp.	1,967	27,928
	Cosmax, Inc.	3,027	367,338
	Cosmecca Korea Co. Ltd.	2,026	61,613
*	CosmoAM&T Co. Ltd.	1,110	30,747
*	Cosmochemical Co. Ltd.	2,451	26,726
	Coway Co. Ltd.	14,873	915,737
	Cowintech Co. Ltd.	2,594	23,586
	CR Holdings Co. Ltd.	9,178	33,685
*	Creative & Innovative System	15,602	79,303
	Creverse, Inc.	1,783	18,001
*	CrystalGenomics Invites Co. Ltd.	5,410	7,647
	CS Wind Corp.	8,877	242,323
*	CTC BIO, Inc.	2,718	13,162
*	Cube Entertainment, Inc.	3,035	41,975

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Cuckoo Holdings Co. Ltd.	2,711	$46,343
	Cuckoo Homesys Co. Ltd.	2,145	34,368
*††	DA Technology Co. Ltd.	42,635	1,140
	Dae Hwa Pharmaceutical Co. Ltd.	1,666	17,458
	Dae Won Kang Up Co. Ltd.	14,591	40,018
*	Daea TI Co. Ltd.	7,559	21,720
	Daedong Corp.	5,933	42,937
	Daeduck Co. Ltd.	8,124	45,210
	Daeduck Electronics Co. Ltd.	9,245	90,756
	Daehan Flour Mill Co. Ltd.	427	39,271
	Daehan Steel Co. Ltd.	4,935	55,684
*	Dae-Il Corp.	7,233	23,886
	Daejoo Electronic Materials Co. Ltd.	2,272	131,636
	Daesang Corp.	6,805	114,378
	Daesang Holdings Co. Ltd.	5,349	40,074
*	Daewon Cable Co. Ltd.	18,604	36,616
	Daewon Pharmaceutical Co. Ltd.	2,806	27,231
	Daewon San Up Co. Ltd.	1,753	9,495
*	Daewoo Engineering & Construction Co. Ltd.	64,662	161,328
	Daewoong Co. Ltd.	7,404	105,671
	Daewoong Pharmaceutical Co. Ltd.	1,453	141,197
	Daihan Pharmaceutical Co. Ltd.	2,113	39,240
	Daishin Securities Co. Ltd.	13,391	168,662
*	Danal Co. Ltd.	19,693	39,942
	Daol Investment & Securities Co. Ltd.	15,202	36,245
	Daou Data Corp.	5,550	46,231
	Daou Technology, Inc.	8,443	128,951
*	Dasan Networks, Inc.	6,363	12,414
*	Dawonsys Co. Ltd.	5,008	30,406

		Shares	Value»
SOUTH KOREA — (Continued)
	DB HiTek Co. Ltd.	12,273	$331,777
	DB Insurance Co. Ltd.	17,100	1,101,673
	DB Securities Co. Ltd.	14,665	65,582
*	DB, Inc.	39,902	36,298
	Dear U Co. Ltd.	2,552	85,566
	Dentium Co. Ltd.	2,353	120,774
	Deutsch Motors, Inc.	7,502	24,809
	DI Dong Il Corp.	3,728	108,453
	Digital Daesung Co. Ltd.	6,676	35,875
*	DIO Corp.	2,583	35,367
	DIT Corp.	1,046	9,454
*	DK Tech Co. Ltd.	4,280	21,556
	DL E&C Co. Ltd.	10,560	322,762
	DL Holdings Co. Ltd.	4,437	101,415
*	DMOA Co. Ltd.	728	2,493
	DMS Co. Ltd.	5,594	24,910
	DN Automotive Corp.	7,066	102,325
	Dohwa Engineering Co. Ltd.	3,950	18,200
	Dong-A Socio Holdings Co. Ltd.	1,198	87,058
	Dong-A ST Co. Ltd.	1,282	43,381
	Dong-Ah Geological Engineering Co. Ltd.	1,178	12,257
	Dongbang Transport Logistics Co. Ltd.	18,539	31,070
	Dongjin Semichem Co. Ltd.	13,873	284,057
	Dongkoo Bio & Pharma Co. Ltd.	5,343	20,363
	DongKook Pharmaceutical Co. Ltd.	6,141	65,603
	Dongkuk Holdings Co. Ltd.	8,416	42,645
	Dongkuk Industries Co. Ltd.	8,871	23,318
	Dongkuk Steel Mill Co. Ltd.	11,447	73,845
	Dongsuh Cos., Inc.	4,203	76,976
	Dongsung Chemical Co. Ltd.	11,041	31,959
	Dongsung Finetec Co. Ltd.	5,503	96,015
*	Dongwha Enterprise Co. Ltd.	5,938	35,496
	Dongwha Pharm Co. Ltd.	7,024	31,040

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwon Development Co. Ltd.	20,451	$33,563
	Dongwon F&B Co. Ltd.	1,998	51,804
	Dongwon Systems Corp.	2,492	57,281
	Dongwoon Anatech Co. Ltd.	6,640	98,449
	Dongyang E&P, Inc.	2,542	35,949
	Doosan Bobcat, Inc.	17,671	607,538
	Doosan Co. Ltd.	624	132,741
*	Doosan Enerbility Co. Ltd.	29,796	605,352
*	Doosan Fuel Cell Co. Ltd.	3,564	38,241
	Doosan Tesna, Inc.	4,201	74,594
	DoubleUGames Co. Ltd.	4,704	186,651
	Douzone Bizon Co. Ltd.	5,864	251,550
*	Dream Security Co. Ltd.	7,102	17,401
	Dreamtech Co. Ltd.	5,485	24,573
*	Duk San Neolux Co. Ltd.	2,940	61,604
*	Duksan Techopia Co. Ltd.	866	13,580
	Duksung Co. Ltd.	3,908	17,211
	Easy Holdings Co. Ltd.	13,163	31,777
	Echo Marketing, Inc.	5,179	30,248
*	Ecopro BM Co. Ltd.	1,140	81,202
	Ecopro Co. Ltd.	2,099	75,041
#	Ecopro HN Co. Ltd.	5,095	100,229
	E-MART, Inc.	5,020	322,953
*	EMKOREA Co. Ltd.	2,739	4,098
*	EMRO, Inc.	1,072	40,166
*	Enchem Co. Ltd.	429	23,906
	ENF Technology Co. Ltd.	3,528	61,288
*	Enzychem Lifesciences Corp.	33,378	27,221
	Eo Technics Co. Ltd.	325	26,321
*††	E-TRON Co. Ltd.	77,989	2,057
*	Eubiologics Co. Ltd.	8,107	74,951
	Eugene Corp.	21,899	53,754
	Eugene Investment & Securities Co. Ltd.	29,071	56,662
	Eugene Technology Co. Ltd.	1,768	42,347
*	EV Advanced Material Co. Ltd.	13,442	13,630
*	Exem Co. Ltd.	11,150	16,899

		Shares	Value»
SOUTH KOREA — (Continued)
	Exicon Co. Ltd.	1,331	$9,577
#	F&F Co. Ltd.	4,182	207,657
	FarmStory Co. Ltd.	12,597	10,728
*	Fine M-Tec Co. Ltd.	6,951	25,853
*	Fine Semitech Corp.	1,745	21,714
*	Foosung Co. Ltd.	7,102	21,900
	Fursys, Inc.	122	3,849
	Gabia, Inc.	2,918	45,246
*	GAEASOFT	3,889	27,046
*	GAMSUNG Corp. Co. Ltd.	23,154	58,954
*	Gaon Cable Co. Ltd.	1,845	78,697
*	GC Cell Corp.	2,484	36,025
*	GeneOne Life Science, Inc.	13,833	22,536
*	Genexine, Inc.	9,960	32,117
	Geumhwa PSC Co. Ltd.	1,120	20,730
	Global Standard Technology Co. Ltd.	4,658	56,210
*	Global Tax Free Co. Ltd.	7,749	30,384
*	GnBS eco Co. Ltd.	6,666	16,416
	GnCenergy Co. Ltd.	943	15,097
	GOLFZON Co. Ltd.	1,513	69,776
	Golfzon Holdings Co. Ltd.	8,068	26,513
	Gradiant Corp.	3,293	31,512
	Grand Korea Leisure Co. Ltd.	7,194	61,470
	Green Cross Corp.	476	41,537
	Green Cross Holdings Corp.	6,220	61,223
	GS Engineering & Construction Corp.	21,794	280,160
	GS Global Corp.	25,862	46,646
	GS Holdings Corp. (078930 KS)	16,604	451,482
*	GS P&L Co. Ltd.	2,829	42,096
	GS Retail Co. Ltd.	11,928	124,136
	Gwangju Shinsegae Co. Ltd.	1,845	36,169
	HAESUNG DS Co. Ltd.	4,750	77,204
	Haesung Industrial Co. Ltd.	5,401	24,674
	Han Kuk Carbon Co. Ltd.	4,216	57,620
	Hana Financial Group, Inc.	59,584	2,702,140
	Hana Materials, Inc.	1,578	30,803
#	Hana Micron, Inc.	18,720	143,383

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hana Technology Co. Ltd.	1,185	$16,624
	Hana Tour Service, Inc.	3,782	138,458
*	Hanall Biopharma Co. Ltd.	2,003	39,146
	Hancom, Inc.	3,657	55,051
	Handok, Inc.	3,747	30,838
	Handsome Co. Ltd.	4,351	47,332
	Hanil Cement Co. Ltd.	6,973	87,953
	Hanil Feed Co. Ltd.	5,105	12,797
	Hanil Holdings Co. Ltd.	2,428	25,294
	Hanjin Kal Corp.	2,220	123,619
	Hanjin Transportation Co. Ltd.	3,824	51,529
	Hankook Cosmetics Manufacturing Co. Ltd.	653	25,497
	Hankook Shell Oil Co. Ltd.	239	62,224
	Hankook Tire & Technology Co. Ltd.	25,775	748,656
	Hanmi Pharm Co. Ltd.	1,449	273,982
	Hanmi Science Co. Ltd.	2,451	50,112
#	Hanmi Semiconductor Co. Ltd.	6,874	367,879
	HanmiGlobal Co. Ltd.	2,624	29,626
	Hannong Chemicals, Inc.	1,763	18,507
*	Hanon Systems	49,707	124,562
	Hansae Co. Ltd.	5,784	45,420
	Hansol Chemical Co. Ltd.	2,668	217,404
*	Hansol IONES Co. Ltd.	3,514	19,101
	Hansol Paper Co. Ltd.	6,734	39,698
	Hansol Technics Co. Ltd.	10,714	35,990
	Hanssem Co. Ltd.	2,446	73,039
	Hanwha Aerospace Co. Ltd.	4,279	2,404,813
	Hanwha Corp.	9,985	338,659
*	Hanwha Engine	6,198	119,115
*	Hanwha Galleria Corp.	40,145	33,761
	Hanwha General Insurance Co. Ltd.	20,256	58,074

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanwha Investment & Securities Co. Ltd.	57,776	$139,721
*	Hanwha Life Insurance Co. Ltd.	74,932	139,776
	Hanwha Solutions Corp.	28,263	594,203
#	Hanwha Systems Co. Ltd.	6,537	180,099
#*	Hanwha Vision Co. Ltd.	6,135	260,310
	Hanyang Eng Co. Ltd.	4,895	55,968
	Hanyang Securities Co. Ltd.	4,400	41,421
*	Harim Co. Ltd.	15,284	32,887
	Harim Holdings Co. Ltd.	16,285	68,473
	HB SOLUTION Co. Ltd.	5,300	9,075
	HB Technology Co. Ltd.	17,310	23,778
	HD Hyundai Co. Ltd.	12,992	718,523
	HD Hyundai Construction Equipment Co. Ltd.	3,280	156,187
	HD Hyundai Electric Co. Ltd.	3,703	805,865
*	HD Hyundai Energy Solutions Co. Ltd.	1,474	29,639
	HD Hyundai Heavy Industries Co. Ltd.	408	115,394
	HD Hyundai Infracore Co. Ltd.	49,004	284,683
	HD Hyundai Mipo	1,060	124,522
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,446	276,615
	HDC Holdings Co. Ltd.	10,850	146,677
	HDC Hyundai Development Co-Engineering & Construction	11,892	208,072
*	HD-Hyundai Marine Engine	1,500	39,021
	Hecto Innovation Co. Ltd.	2,233	18,536
*	Helixmith Co. Ltd.	9,323	17,392
*	Heung-A Shipping Co. Ltd.	14,992	16,436
*	HFR, Inc.	1,358	17,502

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	High Tech Pharm Co. Ltd.	1,829	$17,109
	Hite Jinro Co. Ltd.	11,419	155,277
	HK inno N Corp.	3,061	86,788
	HL Holdings Corp.	2,082	53,607
	HL Mando Co. Ltd.	11,125	291,905
*	HLB Biostep Co. Ltd.	7,319	8,424
#*	HLB Life Science Co. Ltd.	2,977	13,161
*	HLB, Inc.	3,435	136,981
	HMM Co. Ltd.	38,324	493,246
	Home Center Holdings Co. Ltd.	32,105	18,809
*	Homecast Co. Ltd.	4,246	7,573
*	Hotel Shilla Co. Ltd.	3,391	104,755
	HPSP Co. Ltd.	8,978	142,076
	HS Hyosung Advanced Materials Corp.	1,038	129,780
#*	HS Hyosung Corp.	549	15,787
	HS Industries Co. Ltd.	9,817	32,400
*	Hugel, Inc.	1,197	306,723
*	Humasis Co. Ltd.	17,651	16,777
	Humedix Co. Ltd.	2,688	75,703
	Huons Co. Ltd.	2,307	41,087
	Huons Global Co. Ltd.	1,169	41,183
	Husteel Co. Ltd.	10,980	37,033
	Hwa Shin Co. Ltd.	5,887	32,640
	Hwaseung Enterprise Co. Ltd.	4,866	26,555
	HYBE Co. Ltd.	772	145,275
	Hy-Lok Corp.	2,141	43,468
	Hyosung Corp.	2,100	78,403
#	Hyosung Heavy Industries Corp.	1,109	383,572
	Hyosung TNC Corp.	924	154,575
	Hyundai Autoever Corp.	1,693	146,734
	Hyundai Bioland Co. Ltd.	5,552	16,864
	Hyundai BNG Steel Co. Ltd.	4,399	37,756
	HYUNDAI Corp.	3,245	51,848
	Hyundai Department Store Co. Ltd.	5,002	210,121
	Hyundai Elevator Co. Ltd.	4,546	236,013
	Hyundai Engineering & Construction Co. Ltd.	18,285	535,854
	Hyundai Futurenet Co. Ltd.	15,058	30,447

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai GF Holdings	4,044	$15,488
	Hyundai Glovis Co. Ltd.	7,665	614,594
	Hyundai Green Food	5,169	56,579
	Hyundai Home Shopping Network Corp.	2,467	84,242
	Hyundai Livart Furniture Co. Ltd.	5,250	26,831
*	Hyundai Marine & Fire Insurance Co. Ltd.	22,797	356,705
	Hyundai Mobis Co. Ltd.	5,076	952,809
	Hyundai Motor Co.	19,593	2,625,452
	Hyundai Motor Securities Co. Ltd.	14,058	64,625
	Hyundai Movex Co. Ltd.	9,643	30,441
	Hyundai Rotem Co. Ltd.	19,617	1,546,193
	Hyundai Steel Co.	20,601	354,661
#	Hyundai Wia Corp.	6,080	182,984
	HyVision System, Inc.	3,825	42,664
	i3system, Inc.	1,777	71,269
	iFamilySC Co. Ltd.	3,321	48,605
*	Il Dong Pharmaceutical Co. Ltd.	1,020	8,484
	Iljin Electric Co. Ltd.	2,036	36,180
*	Iljin Hysolus Co. Ltd.	1,089	10,372
	Iljin Power Co. Ltd.	3,680	23,769
	Ilshin Spinning Co. Ltd.	5,925	36,060
	Ilyang Pharmaceutical Co. Ltd.	3,819	33,080
	iM Financial Group Co. Ltd.	55,226	399,305
	iMarketKorea, Inc.	6,839	38,214
	InBody Co. Ltd.	2,385	40,515
	Incar Financial Service Co. Ltd.	8,353	48,879
	Industrial Bank of Korea	56,846	613,505
	Innocean Worldwide, Inc.	7,233	92,703
	InnoWireless Co. Ltd.	1,320	18,034
	Innox Advanced Materials Co. Ltd.	4,153	66,685
*	Insun ENT Co. Ltd.	6,057	21,800
	Intellian Technologies, Inc.	631	17,033
	Intelligent Digital Integrated Security Co. Ltd.	1,720	19,984

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Interflex Co. Ltd.	4,142	$24,370
††	Interojo Co. Ltd.	2,267	6,968
	INTOPS Co. Ltd.	5,178	58,695
	INVENI Co. Ltd.	837	29,874
	IS Dongseo Co. Ltd.	5,001	63,800
	ISC Co. Ltd.	1,515	52,779
	i-SENS, Inc.	2,545	29,337
*	ISU Chemical Co. Ltd.	4,469	17,777
#	IsuPetasys Co. Ltd.	14,553	328,583
*	ITEK, Inc.	2,956	12,028
*	ITM Semiconductor Co. Ltd.	913	7,732
*	Jahwa Electronics Co. Ltd.	4,209	35,277
	JB Financial Group Co. Ltd.	42,858	514,944
*	Jeju Air Co. Ltd.	13,412	63,206
*	Jeju Semiconductor Corp.	5,017	44,533
	Jinsung T.E.C.	4,387	27,829
*	JNTC Co. Ltd.	5,350	51,589
	Jusung Engineering Co. Ltd.	7,283	171,900
	JVM Co. Ltd.	1,746	28,463
	JW Holdings Corp.	15,506	33,574
	JW Life Science Corp.	3,481	28,139
	JW Pharmaceutical Corp.	4,746	74,524
	JYP Entertainment Corp.	8,171	397,454
	K Car Co. Ltd.	5,825	57,391
	K Ensol Co. Ltd.	2,425	19,820
	Kakao Corp.	10,899	292,799
*	Kakao Games Corp.	9,090	90,777
	KakaoBank Corp.	5,311	83,246
*	Kakaopay Corp.	1,219	27,142
	Kangnam Jevisco Co. Ltd.	384	3,206
*	Kangwon Energy Co. Ltd.	1,099	5,502
	Kangwon Land, Inc.	13,487	153,956
	KB Financial Group, Inc. (105560 KS)	41,224	2,605,303
	KC Co. Ltd.	3,354	43,838
	KC Tech Co. Ltd.	2,444	45,052
#	KCC Corp.	1,746	306,577
	KCC Glass Corp.	2,917	65,698
	KCTC	9,076	24,451
*	KEC Corp.	42,024	21,675
	KEPCO Engineering & Construction Co., Inc.	1,021	48,763

		Shares	Value»
SOUTH KOREA — (Continued)
	KEPCO Plant Service & Engineering Co. Ltd.	8,644	$267,032
	KG Chemical Corp.	5,365	15,028
	KG Dongbusteel	13,989	58,305
	KG Eco Solution Co. Ltd.	11,376	44,080
*	KG Mobility Co.	21,431	49,149
	Kginicis Co. Ltd.	6,812	41,885
	KH Vatec Co. Ltd.	6,186	40,078
	Kia Corp.	41,333	2,626,847
*††	Kib Plug Energy	105,049	28,525
	KINX, Inc.	903	50,112
	KISCO Corp.	2,567	15,347
	KISCO Holdings Co. Ltd.	3,626	53,201
	KISWIRE Ltd.	3,511	42,740
	KIWOOM Securities Co. Ltd.	4,362	419,447
*	KMW Co. Ltd.	3,215	19,444
*	KNJ Co. Ltd.	2,770	30,798
	Koh Young Technology, Inc.	5,169	50,287
	Kolmar BNH Co. Ltd.	3,110	29,506
	Kolmar Holdings Co. Ltd.	6,530	43,780
#	Kolmar Korea Co. Ltd.	5,072	271,060
	Kolon Corp.	2,068	33,962
	Kolon Enp, Inc.	4,673	20,506
	Kolon Industries, Inc.	6,654	141,193
*	Kolon Life Science, Inc.	1,140	21,009
	KoMiCo Ltd.	2,082	86,081
	KONA I Co. Ltd.	2,045	55,838
#	Korea Aerospace Industries Ltd.	13,495	789,870
	Korea Alcohol Industrial Co. Ltd.	4,299	27,520
	Korea Asset In Trust Co. Ltd.	27,831	45,593
*	Korea Circuit Co. Ltd.	5,045	35,999
	Korea District Heating Corp.	321	11,967
	Korea Electric Power Corp. (015760 KS)	18,544	334,442
	Korea Electric Power Corp. (KEP US), Sponsored ADR	1,200	10,908
	Korea Electric Terminal Co. Ltd.	2,047	92,798

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Electronic Power Industrial Development Co. Ltd.	4,210	$37,502
	Korea Fuel-Tech Corp.	5,317	17,463
	Korea Gas Corp.	4,136	112,673
*	Korea Information & Communications Co. Ltd.	5,701	31,028
	Korea Information Certificate Authority, Inc.	8,779	27,132
	Korea Investment Holdings Co. Ltd.	13,117	765,837
*	Korea Line Corp.	56,932	60,915
	Korea Petrochemical Ind Co. Ltd.	1,452	85,842
	Korea Petroleum Industries Co.	2,315	21,079
	Korea Ratings Corp.	531	33,457
	Korea Real Estate Investment & Trust Co. Ltd.	84,256	62,560
	Korea United Pharm, Inc.	2,941	40,442
	Korean Air Lines Co. Ltd.	50,141	739,221
	Korean Reinsurance Co.	52,474	298,702
	Koryo Credit Information Co. Ltd.	1,407	9,892
	KPX Chemical Co. Ltd.	446	14,081
*	Krafton, Inc.	3,666	959,766
	KSS LINE Ltd.	6,720	42,360
	KT Corp. (030200 KS)	2,588	94,573
	KT Corp. (KT US), Sponsored ADR	2,500	48,650
	KT Skylife Co. Ltd.	11,182	34,875
	KT&G Corp.	6,422	518,347
*††	Kuk-il Paper Manufacturing Co. Ltd.	8,527	900
*	Kumho HT, Inc.	44,811	20,005
	Kumho Petrochemical Co. Ltd.	5,349	447,558
*	Kumho Tire Co., Inc.	35,531	120,261
	Kwang Dong Pharmaceutical Co. Ltd.	11,146	42,981

		Shares	Value»
SOUTH KOREA — (Continued)
	Kyeryong Construction Industrial Co. Ltd.	2,244	$40,251
	Kyobo Securities Co. Ltd.	7,541	34,983
	Kyongbo Pharmaceutical Co. Ltd.	127	504
	Kyung Dong Navien Co. Ltd.	2,274	116,383
	Kyungdong Pharm Co. Ltd.	4,514	18,326
	Kyung-In Synthetic Corp.	9,161	20,420
	KZ Precision Corp.	5,214	43,558
	L&C Bio Co. Ltd.	570	8,902
*	L&F Co. Ltd.	800	36,435
*	LabGenomics Co. Ltd.	27,008	40,838
#	Lake Materials Co. Ltd.	14,181	127,681
*	LB Semicon, Inc.	17,234	40,705
	Lee Ku Industrial Co. Ltd.	4,760	14,237
	LEENO Industrial, Inc.	12,370	314,155
	LF Corp.	5,783	60,506
	LG Chem Ltd.	7,047	1,068,045
	LG Corp.	11,026	516,336
*	LG Display Co. Ltd. (034220 KS)	109,430	650,112
	LG Electronics, Inc.	37,008	1,857,638
*	LG Energy Solution Ltd.	1,156	263,743
	LG H&H Co. Ltd.	2,314	548,282
*	LG HelloVision Co. Ltd.	12,252	22,702
#	LG Innotek Co. Ltd.	5,346	525,496
	LG Uplus Corp.	79,588	672,008
#	LIG Nex1 Co. Ltd.	3,197	722,264
*	LigaChem Biosciences, Inc.	458	33,752
*	LOT Vacuum Co. Ltd.	3,137	19,314
	Lotte Chemical Corp.	4,378	185,713
	Lotte Chilsung Beverage Co. Ltd.	1,425	109,964
	Lotte Corp.	8,079	128,166
*	Lotte Data Communication Co.	1,292	17,089
*	Lotte Energy Materials Corp.	2,126	33,910
	LOTTE Fine Chemical Co. Ltd.	6,073	148,345
*	Lotte Non-Life Insurance Co. Ltd.	18,622	22,564

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Rental Co. Ltd.	5,434	$112,303
	Lotte Shopping Co. Ltd.	2,820	133,818
*	Lotte Tour Development Co. Ltd.	3,612	27,569
	Lotte Wellfood Co. Ltd.	981	81,745
#	LS Corp.	6,220	576,229
	LS Eco Energy Ltd.	3,532	79,914
	LS Electric Co. Ltd.	3,890	561,841
	LS Marine Solution Co. Ltd.	2,930	36,843
*	LVMC Holdings	27,400	33,659
	LX Hausys Ltd.	2,198	44,598
	LX Holdings Corp.	17,571	80,937
	LX International Corp.	11,331	211,331
	LX Semicon Co. Ltd.	4,016	152,849
	M.I.Tech Co. Ltd.	4,570	25,892
#	Macquarie Korea Infrastructure Fund	76,572	617,168
	Macrogen, Inc.	1,886	21,249
	Maeil Dairies Co. Ltd.	1,216	31,534
	MAKUS, Inc.	2,994	21,637
*	Manyo Co. Ltd.	2,191	28,409
	Mcnex Co. Ltd.	4,549	76,644
*	Medipost Co. Ltd.	5,303	34,227
	Medytox, Inc.	383	47,053
*	Meerecompany, Inc.	1,073	13,638
	MegaStudy Co. Ltd.	3,852	28,895
	MegaStudyEdu Co. Ltd.	2,801	94,477
	Meritz Financial Group, Inc.	17,552	1,533,350
*	MiCo Ltd.	14,070	103,030
*	Micro Digital Co. Ltd.	3,312	22,066
*	Mirae Asset Life Insurance Co. Ltd.	15,568	59,482
	Mirae Asset Securities Co. Ltd.	60,099	499,565
	Mirae Asset Venture Investment Co. Ltd.	5,505	18,788
	Misto Holdings Corp.	9,250	240,539
	Miwon Commercial Co. Ltd.	486	65,538
	Miwon Specialty Chemical Co. Ltd.	364	40,619
	MK Electron Co. Ltd.	6,706	35,738
	MNTech Co. Ltd.	3,303	18,315
	Modetour Network, Inc.	3,448	27,247
*	MONAYONGPYONG	11,122	34,661
	Motrex Co. Ltd.	5,962	35,963
	mPlus Corp.	2,590	13,612

		Shares	Value»
SOUTH KOREA — (Continued)
*	MS Autotech Co. Ltd.	9,660	$15,840
	Muhak Co. Ltd.	3,078	15,783
	Myoung Shin Industrial Co. Ltd.	11,186	65,751
	Namhae Chemical Corp.	6,477	31,059
*	Namsun Aluminum Co. Ltd.	32,959	33,025
	Namuga Co. Ltd.	3,667	33,254
	Namyang Dairy Products Co. Ltd.	1,220	65,306
*	Nature & Environment Co. Ltd.	6,226	3,316
	Nature Holdings Co. Ltd.	3,144	22,233
	NAVER Corp.	2,369	333,332
	NCSoft Corp.	1,080	111,170
	NeoPharm Co. Ltd.	3,220	31,150
	Neosem, Inc.	3,133	22,035
*	Neowiz	2,815	46,282
*	NEPES Corp.	7,008	33,707
*	Neptune Co.	6,362	32,926
Ω	Netmarble Corp.	6,837	215,064
	New Power Plasma Co. Ltd.	9,524	31,034
*	Newflex Technology Co. Ltd.	7,227	23,022
	Nexen Corp.	11,324	37,533
	Nexen Tire Corp.	11,013	41,833
	NEXTIN, Inc.	2,385	89,882
	NH Investment & Securities Co. Ltd.	41,530	448,976
	NHN Corp.	6,412	100,036
	NHN KCP Corp.	8,252	44,716
	NICE Holdings Co. Ltd.	8,262	65,406
	Nice Information & Telecommunication, Inc.	2,572	33,625
	NICE Information Service Co. Ltd.	13,197	119,837
	Nong Shim Holdings Co. Ltd.	1,008	47,587
	NongShim Co. Ltd.	933	264,416
	NOROO Paint & Coatings Co. Ltd.	2,474	14,454
	NOVAREX Co. Ltd.	6,399	45,957
	NPC	3,679	10,617
	OCI Co. Ltd.	1,501	58,214
	OCI Holdings Co. Ltd.	4,957	225,742
*	Okins Electronics Co. Ltd.	3,445	11,861
	ONEJOON Co. Ltd.	2,100	13,373

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Oriental Precision & Engineering Co. Ltd.	5,619	$21,821
	Orion Corp.	6,024	522,137
	Orion Holdings Corp.	9,513	122,555
	Osang Healthcare Co. Ltd.	980	9,515
*	OSTEONIC Co. Ltd.	3,282	15,983
*	Osung Advanced Materials Co. Ltd.	18,972	18,769
	Otoki Corp.	569	160,261
*	Paik Kwang Industrial Co. Ltd.	5,256	24,092
	Pan Ocean Co. Ltd.	76,988	181,157
#	Paradise Co. Ltd.	16,234	141,426
#	Park Systems Corp.	1,564	222,813
	Partron Co. Ltd.	14,112	68,187
*	Pearl Abyss Corp.	1,230	30,643
#	People & Technology, Inc.	6,638	189,497
	PHA Co. Ltd.	1,572	10,946
	PharmaResearch Co. Ltd.	2,433	644,426
*	PharmGen Science, Inc.	4,553	12,854
	Philenergy Co. Ltd.	325	3,338
	PI Advanced Materials Co. Ltd.	2,643	30,438
*	PonyLink Co. Ltd.	13,996	10,147
	Poongsan Corp.	8,819	368,220
	Poongsan Holdings Corp.	4,549	91,725
#	Posco DX Co. Ltd.	11,462	197,697
#*	POSCO Future M Co. Ltd.	535	46,970
	POSCO Holdings, Inc. (005490 KS)	6,377	1,165,415
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	6,151	280,055
#	Posco International Corp.	9,788	337,437
	Posco M-Tech Co. Ltd.	2,526	21,475
	POSCO Steeleon Co. Ltd.	587	15,575
*	Power Logics Co. Ltd.	8,132	26,494
	Protec Co. Ltd.	770	12,988
	PSK Holdings, Inc.	738	17,988
	PSK, Inc.	6,364	79,825
	Pulmuone Co. Ltd.	1,483	15,317
	Pumtech Korea Co. Ltd.	1,795	69,047

		Shares	Value»
SOUTH KOREA — (Continued)
*	Rainbow Robotics	389	$73,789
*	Refine Co. Ltd.	6,082	53,166
*	Reyon Pharmaceutical Co. Ltd.	2,120	16,950
	RFHIC Corp.	3,819	41,507
*	RFTech Co. Ltd.	7,456	19,507
	Rorze Systems Corp.	3,606	37,027
	S&S Tech Corp.	3,445	83,378
	S-1 Corp.	4,603	205,158
	Sajodaerim Corp.	1,032	27,624
	Sam Chun Dang Pharm Co. Ltd.	703	69,614
	Sam Young Electronics Co. Ltd.	5,658	42,383
	Sam Yung Trading Co. Ltd.	3,582	34,405
	Samchully Co. Ltd.	406	26,180
	Samick THK Co. Ltd.	1,269	8,759
*	Samil Pharmaceutical Co. Ltd.	2,975	27,366
	Samji Electronics Co. Ltd.	1,661	12,243
	Samjin Pharmaceutical Co. Ltd.	1,687	21,173
	Sammok S-Form Co. Ltd.	1,379	20,402
	SAMPYO Cement Co. Ltd.	17,261	38,169
*Ω	Samsung Biologics Co. Ltd.	859	635,719
	Samsung C&T Corp.	12,365	1,064,124
	Samsung Card Co. Ltd. (029780 KS)	8,923	263,517
	Samsung Electro-Mechanics Co. Ltd.	4,508	371,927
	Samsung Electronics Co. Ltd. (005930 KS)	439,838	17,161,394
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	1,949	1,897,817
	Samsung Engineering Co. Ltd.	49,188	665,088
	Samsung Fire & Marine Insurance Co. Ltd.	3,121	823,406
*	Samsung Heavy Industries Co. Ltd.	35,514	363,862
	Samsung Life Insurance Co. Ltd.	9,482	575,724

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung Pharmaceutical Co. Ltd.	13,829	$14,593
	Samsung SDI Co. Ltd.	8,015	992,502
	Samsung SDS Co. Ltd.	10,488	945,144
	Samsung Securities Co. Ltd.	19,618	719,128
	SAMT Co. Ltd.	23,178	44,199
	Samwha Capacitor Co. Ltd.	3,391	59,208
	Samwha Electric Co. Ltd.	826	16,318
	Samyang Corp.	1,345	45,271
	Samyang Foods Co. Ltd.	936	638,858
	Samyang Holdings Corp.	1,468	63,537
	Samyoung Co. Ltd.	12,236	34,799
	Sang-A Frontec Co. Ltd.	1,874	20,598
	Sangsin Energy Display Precision Co. Ltd.	2,466	13,262
	Saramin Co. Ltd.	2,138	23,618
	Satrec Initiative Co. Ltd.	1,059	33,489
	SD Biosensor, Inc.	15,730	104,004
	SeAH Besteel Holdings Corp.	5,559	69,972
	SeAH Steel Corp.	668	83,209
	SeAH Steel Holdings Corp.	745	117,821
	Sebang Co. Ltd.	4,469	35,878
	Sebang Global Battery Co. Ltd.	1,731	83,882
	Seegene, Inc.	4,681	86,556
	Segyung Hitech Co. Ltd.	9,081	44,962
	Seobu T&D	13,043	52,823
	Seohee Construction Co. Ltd.	33,511	40,842
*	Seojin System Co. Ltd.	8,024	115,051
*	Seoul Auction Co. Ltd.	956	5,957
*	Seoul Semiconductor Co. Ltd.	14,166	66,323
	Seoyon E-Hwa Co. Ltd.	6,608	54,784
	SFA Engineering Corp.	4,903	70,011

		Shares	Value»
SOUTH KOREA — (Continued)
*	SFA Semicon Co. Ltd.	13,844	$29,153
	SGC Energy Co. Ltd.	3,081	50,507
	Shin Heung Energy & Electronics Co. Ltd.	7,365	21,963
*	Shin Poong Pharmaceutical Co. Ltd.	491	2,613
	Shindaeyang Paper Co. Ltd.	3,739	22,487
	Shinhan Financial Group Co. Ltd. (055550 KS)	56,855	2,054,727
	Shinil Electronics Co. Ltd.	11,482	12,489
	Shinsegae International, Inc.	5,777	39,881
	Shinsegae, Inc.	2,313	256,448
	Shinsung Delta Tech Co. Ltd.	1,889	78,834
*	Shinsung E&G Co. Ltd.	27,321	26,263
*	Shinyoung Securities Co. Ltd.	1,575	98,642
	Showbox Corp.	13,902	31,773
*	Silicon2 Co. Ltd.	1,927	48,475
	SIMMTECH Co. Ltd.	2,713	30,125
	SIMPAC, Inc.	9,536	27,292
	Sindoh Co. Ltd.	1,567	47,455
*	SK Biopharmaceuticals Co. Ltd.	6,413	480,894
*	SK Bioscience Co. Ltd.	1,469	40,983
	SK Chemicals Co. Ltd.	3,718	104,057
	SK Discovery Co. Ltd.	4,198	122,848
*	SK Eternix Co. Ltd.	2,833	33,915
	SK Gas Ltd.	701	118,120
	SK Hynix, Inc.	40,893	5,102,345
*Ω	SK IE Technology Co. Ltd.	5,488	86,457
	SK Innovation Co. Ltd.	4,650	308,858
*	SK oceanplant Co. Ltd.	3,193	33,630
	SK Securities Co. Ltd.	149,339	50,765
	SK Telecom Co. Ltd. (017670 KS)	5,862	223,968
	SK, Inc.	4,923	458,160
*	SKC Co. Ltd.	837	60,046
	SL Corp.	4,750	109,698

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SM Entertainment Co. Ltd.	1,606	$139,644
*	SMEC Co. Ltd.	14,477	27,529
	SNT Dynamics Co. Ltd.	5,786	134,970
	SNT Holdings Co. Ltd.	2,300	53,683
	SNT Motiv Co. Ltd.	3,764	73,054
*	SOCAR, Inc.	2,283	23,273
	S-Oil Corp.	10,514	384,033
	Solid, Inc.	20,716	103,940
*	SOLUM Co. Ltd.	15,572	180,219
	Solus Advanced Materials Co. Ltd.	6,404	38,460
	Songwon Industrial Co. Ltd.	5,765	46,334
	Soop Co. Ltd.	2,716	156,709
	Soosan Industries Co. Ltd.	2,080	29,068
	Soulbrain Co. Ltd.	1,318	160,576
	Soulbrain Holdings Co. Ltd.	1,494	32,785
	SPC Samlip Co. Ltd.	601	26,817
	SPG Co. Ltd.	1,751	30,808
	ST Pharm Co. Ltd.	1,108	61,508
	STIC Investments, Inc.	8,272	57,614
	Straffic Co. Ltd.	6,956	19,294
*	Studio Dragon Corp.	3,947	142,240
*	STX Engine Co. Ltd.	1,511	25,515
*	Sukgyung AT Co. Ltd.	288	10,002
	Sung Kwang Bend Co. Ltd.	6,054	115,994
*	Sungeel Hitech Co. Ltd.	326	7,720
	Sungshin Cement Co. Ltd.	6,391	41,371
	Sungwoo Hitech Co. Ltd.	18,816	73,750
*	Suprema, Inc.	1,173	26,762
*	SY Co. Ltd.	8,899	23,295
*	Synergy Innovation Co. Ltd.	8,459	17,091
#*	Synopex, Inc.	35,877	159,938
	Systems Technology, Inc.	920	12,898
	T&L Co. Ltd.	1,411	71,534
	Taekwang Industrial Co. Ltd.	109	58,052
*	Taesung Co. Ltd.	1,028	14,901
*	Taewoong Co. Ltd.	3,630	38,386
*	Taihan Electric Wire Co. Ltd.	6,549	53,649
	TCC Steel	536	7,529

		Shares	Value»
SOUTH KOREA — (Continued)
	TechWing, Inc.	2,638	$63,384
	Telechips, Inc.	3,287	31,313
	TES Co. Ltd.	2,411	34,158
*	Theragen Etex Co. Ltd.	6,072	12,848
	TK Corp.	2,656	39,310
	TKG Huchems Co. Ltd.	5,645	63,831
	TLB Co. Ltd.	1,781	21,500
	Tokai Carbon Korea Co. Ltd.	1,792	107,850
*	Tongyang Life Insurance Co. Ltd.	15,197	65,339
*	Tongyang, Inc.	65,030	26,776
	Tonymoly Co. Ltd.	3,726	23,691
	Toptec Co. Ltd.	7,951	23,091
	Tovis Co. Ltd.	3,832	42,577
	TS Corp.	24,800	59,337
	TSE Co. Ltd.	777	22,358
*	Tuksu Construction Co. Ltd.	2,985	17,155
*	Tway Air Co. Ltd.	30,151	45,042
	TYM Corp.	14,189	44,816
	UBCare Co. Ltd.	3,040	8,076
	Uju Electronics Co. Ltd.	1,734	33,432
*	Uni-Chem Co. Ltd.	14,391	16,589
	Unid Co. Ltd.	1,619	100,027
	Union Semiconductor Equipment & Materials Co. Ltd.	6,126	25,525
*	Unison Co. Ltd.	10,975	9,234
*	UniTest, Inc.	3,363	23,367
	Unitrontech Co. Ltd.	5,684	23,459
	Value Added Technology Co. Ltd.	2,552	36,440
	VICTEK Co. Ltd.	3,660	10,538
*††	Vidente Co. Ltd.	10,155	4,451
	Vieworks Co. Ltd.	1,617	27,915
*	Vina Tech Co. Ltd.	641	11,296
	VIOL Co. Ltd.	12,553	74,138
	Vitzro Tech Co. Ltd.	5,265	28,891
	Vitzrocell Co. Ltd.	4,987	83,781
*	VM, Inc.	1,417	11,578
*	VT Co. Ltd.	8,052	216,343
	Webzen, Inc.	3,574	34,665
*††	Wellbiotec Co. Ltd.	1,524	219
*	Wemade Co. Ltd.	585	11,805
	Whanin Pharmaceutical Co. Ltd.	3,091	25,498
	WiSoL Co. Ltd.	7,257	34,946
	Won Tech Co. Ltd.	13,993	80,901

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Wonik Holdings Co. Ltd.	12,263	$35,726
	WONIK IPS Co. Ltd.	3,583	57,077
	Wonik Materials Co. Ltd.	2,336	33,189
	Wonik QnC Corp.	5,520	65,977
	Woojin, Inc.	3,421	19,389
	Woongjin Thinkbig Co. Ltd.	5,744	6,863
*	Wooree Bio Co. Ltd.	9,625	15,353
	Woori Financial Group, Inc. (316140 KS)	181,312	2,257,798
*	Woori Technology Investment Co. Ltd.	15,696	73,057
*	Woori Technology, Inc.	18,484	26,134
*	Woosu AMS Co. Ltd.	14,904	32,329
	Worldex Industry & Trading Co. Ltd.	3,860	47,432
*	Wysiwyg Studios Co. Ltd.	34,187	30,545
	Xexymix Corp.	5,891	25,235
	YG Entertainment, Inc.	2,038	96,216
*	YG PLUS	10,461	40,287
*	YMT Co. Ltd.	1,675	10,639
	Youlchon Chemical Co. Ltd.	974	19,144
	Young Poong Corp.	1,930	50,412
	Youngone Corp.	6,842	228,149
	Youngone Holdings Co. Ltd.	1,902	128,037
	Yuanta Securities Korea Co. Ltd.	36,476	75,929
	Yuhan Corp.	1,842	147,574
*	Yungjin Pharmaceutical Co. Ltd.	5,170	7,403
	Zeus Co. Ltd.	3,673	33,424
	Zinus, Inc.	3,482	42,715

TOTAL SOUTH KOREA			131,022,944

SPAIN — (1.9%)
	Acciona SA	8,528	1,242,728
	Acerinox SA	80,780	912,917
	ACS Actividades de Construccion y Servicios SA	59,580	3,732,975
Ω	Aedas Homes SA	3,787	122,218
#Ω	Aena SME SA	9,390	2,358,917
	Alantra Partners SA	1,432	14,215
	Almirall SA	17,301	191,968

		Shares	Value»
SPAIN — (Continued)
	Amadeus IT Group SA	57,147	$4,498,212
*	Amper SA	307,545	50,582
	AmRest Holdings SE	23,304	109,119
	Atresmedia Corp. de Medios de Comunicacion SA	25,772	162,696
	Audax Renovables SA	45,706	78,514
	Azkoyen SA	5,948	51,427
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	825,678	11,331,633
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	21,569	295,495
	Banco de Sabadell SA	2,217,543	6,470,310
#	Banco Santander SA (SAN SM)	902,266	6,352,731
*	Banco Santander SA (SAN* MM)	117,268	807,279
#	Bankinter SA	267,101	3,111,443
#	CaixaBank SA	460,506	3,529,413
Ω	Cellnex Telecom SA	35,702	1,444,837
	CIE Automotive SA	13,958	368,990
	Construcciones y Auxiliar de Ferrocarriles SA	6,236	304,803
#	Corp. ACCIONA Energias Renovables SA	6,043	112,963
*	Distribuidora Internacional de Alimentacion SA	1,843	47,609
#	Ebro Foods SA	11,762	229,739
#	EDP Renovaveis SA	50,660	474,418
*	eDreams ODIGEO SA	11,566	96,745
	Elecnor SA	14,743	316,068
	Enagas SA	46,845	730,400
	Ence Energia y Celulosa SA	48,325	155,841
	Endesa SA	42,831	1,286,325
	Ercros SA	51,076	172,876
	Faes Farma SA	95,708	464,721
	Fluidra SA	15,707	363,642
Ω	Gestamp Automocion SA	64,750	193,418
Ω	Global Dominion Access SA	32,070	105,918
*	Grenergy Renovables SA	1,407	80,829

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Grifols SA	65,221	$617,553
	Grupo Catalana Occidente SA	12,918	719,438
	Grupo Empresarial San Jose SA	5,388	35,359
	Iberdrola SA	171,484	3,091,144
	Indra Sistemas SA	57,643	1,837,902
#	Industria de Diseno Textil SA	79,731	4,287,533
	Laboratorio Reig Jofre SA	2,585	8,539
	Laboratorios Farmaceuticos Rovi SA	6,592	386,455
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	47,410	68,867
	Logista Integral SA	24,479	836,895
	Mapfre SA	324,382	1,154,800
	Melia Hotels International SA	27,392	198,845
	Miquel y Costas & Miquel SA	8,269	126,395
#	Naturgy Energy Group SA	25,894	771,435
Ω	Neinor Homes SA	6,949	120,965
*	Obrascon Huarte Lain SA	118,232	41,529
#*	Oryzon Genomics SA	8,509	25,488
	Pharma Mar SA	1,111	94,114
	Prim SA	1,285	14,897
*	Promotora de Informaciones SA, Class A	69,984	31,479
Ω	Prosegur Cash SA	77,104	67,087
	Realia Business SA	35,327	36,069
	Redeia Corp. SA	61,860	1,297,222
	Repsol SA (REP SM)	290,863	3,555,412
	Sacyr SA	178,936	656,361
*	Solaria Energia y Medio Ambiente SA	21,338	160,836
*Ω	Talgo SA	17,400	63,068
*	Tecnicas Reunidas SA	15,753	264,385
#	Telefonica SA (TEF SM)	1,059,154	5,441,133
	Telefonica SA (TEF US), Sponsored ADR	31,697	161,972
	Tubacex SA	43,844	180,814
*	Tubos Reunidos SA	19,513	12,771
#Ω	Unicaja Banco SA	445,187	848,548

		Shares	Value»
SPAIN — (Continued)
	Vidrala SA	8,122	$885,282
	Viscofan SA	16,067	1,159,097

TOTAL SPAIN			81,634,623

SWEDEN — (1.9%)
	AAK AB	13,640	356,711
Ω	AcadeMedia AB	33,500	275,661
#	AddLife AB, Class B	28,328	537,582
#	Addnode Group AB	31,265	269,166
	AddTech AB, Class B	28,906	972,468
	AFRY AB	34,451	596,844
	Alfa Laval AB	22,740	943,160
Ω	Alimak Group AB	24,710	312,743
#	Alleima AB	89,889	706,738
	Alligo AB, Class B	10,505	119,947
Ω	Ambea AB	39,862	481,555
*	Annehem Fastigheter AB, Class B	23,136	37,798
	AQ Group AB	14,511	233,504
	Arise AB	10,752	38,390
	Arjo AB, Class B	94,147	315,398
*	Asmodee Group AB, Class B	9,453	104,159
	Assa Abloy AB, Class B	25,713	780,492
#	Atlas Copco AB (ATCOA SS), Class A	180,663	2,796,428
	Atlas Copco AB (ATCOB SS), Class B	100,484	1,395,293
#	Atrium Ljungberg AB, Class B	54,145	191,723
Ω	Attendo AB	43,233	294,305
#	Avanza Bank Holding AB	22,717	754,890
#	Axfood AB	17,325	484,344
	Beijer Alma AB	12,926	268,884
#	Beijer Ref AB	12,176	185,725
	Bergman & Beving AB	11,723	355,912
	Betsson AB, Class B	52,606	920,030
*	BHG Group AB	23,795	56,860
#*	BICO Group AB	6,048	21,620
	Bilia AB, Class A	26,527	331,995
	Billerud Aktiebolag	53,104	560,355
	BioGaia AB, Class B	19,554	208,158
*	BioInvent International AB	5,678	18,436
	Biotage AB	11,611	169,022
	Bjorn Borg AB	5,162	30,449
*	Boliden AB	41,979	1,286,238
*	Bonava AB, Class B	68,446	91,145
*Ω	Boozt AB	6,801	59,297

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
Ω	Bravida Holding AB	66,165	$630,474
	Bufab AB	6,591	272,425
	Bulten AB	5,345	32,643
	Bure Equity AB	25,410	856,135
	Byggmax Group AB	23,427	115,696
*	Camurus AB	2,918	187,531
*	Carasent AB	3,685	9,420
*	Castellum AB	31,041	377,775
	Catella AB	11,938	36,541
	Catena AB	5,960	280,575
	Cellavision AB	4,212	87,810
	Cibus Nordic Real Estate AB publ	13,488	233,440
#*	Cint Group AB	77,596	58,543
	Clas Ohlson AB, Class B	15,766	446,620
	Cloetta AB, Class B	70,892	206,239
#Ω	Coor Service Management Holding AB	26,480	106,656
#	Corem Property Group AB (COREB SS), Class B	80,848	40,884
	Corem Property Group AB (CORED SS), Class D	2,165	46,657
*	C-RAD AB	3,079	9,553
*	Ctek AB	6,691	8,645
	CTT Systems AB	2,479	52,336
	Dios Fastigheter AB	25,492	177,023
Ω	Dometic Group AB	102,537	369,671
#*Ω	Dustin Group AB	65,556	23,217
*	Dynavox Group AB	15,497	140,318
	Eastnine AB	25,612	118,986
	Elanders AB, Class B	6,126	34,104
*	Electrolux AB, Class B	73,375	458,075
#	Electrolux Professional AB, Class B	61,030	353,613
	Elekta AB, Class B	94,463	481,017
#*	Embracer Group AB	9,453	119,295
	Enad Global 7 AB	6,684	8,266
*	Enea AB	5,780	39,542
	Engcon AB	7,932	75,995
	Eolus Vind AB, Class B	4,740	22,847
	Ependion AB	9,101	108,822
	Epiroc AB (EPIA SS), Class A	49,725	1,075,786
	Epiroc AB (EPIB SS), Class B	29,749	583,424
	Essity AB (ESSITYA SS), Class A	2,308	66,323

		Shares	Value»
SWEDEN — (Continued)
	Essity AB (ESSITYB SS), Class B	46,339	$1,340,079
#Ω	Evolution AB	12,494	865,517
	Ework Group AB	2,805	42,318
#	Fabege AB	31,655	270,422
#	Fagerhult Group AB	15,139	65,429
*	Fastighets AB Balder, Class B	51,845	372,685
*	Fastighets AB Trianon	11,978	24,001
*	Fastighetsbolaget Emilshus AB, Class B	1,004	4,751
	FastPartner AB (FPARA SS), Class A	12,373	72,702
	FastPartner AB (FPARD SS), Class D	1,512	11,050
	Fortnox AB	109,168	988,508
	G5 Entertainment AB	1,825	24,614
#	Getinge AB, Class B	30,311	585,821
	Granges AB	39,772	496,778
*Ω	Green Landscaping Group AB	5,224	32,456
#	H & MHennes & Mauritz AB, Class B	41,894	607,068
	Hanza AB	10,233	75,806
	Heba Fastighets AB, Class B	12,948	39,112
	Hemnet Group AB	25,257	866,965
	Hexagon AB, Class B	78,641	765,378
#*	Hexatronic Group AB	58,611	155,094
#	Hexpol AB	69,885	607,683
#*	HMS Networks AB	9,311	417,357
*Ω	Hoist Finance AB	14,551	130,629
	Holmen AB (HOLMB SS), Class B	13,019	514,758
	Hufvudstaden AB, Class A	16,447	200,257
*	Humana AB	15,563	65,805
	Husqvarna AB (HUSQA SS), Class A	4,692	21,815
#	Husqvarna AB (HUSQB SS), Class B	86,329	401,538
	Indutrade AB	24,134	652,913
#	Instalco AB	75,246	208,621
	INVISIO AB	8,043	323,253
	Inwido AB	26,224	555,757
	ITAB Shop Concept AB	21,477	56,494
	JM AB	22,732	362,660

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	John Mattson Fastighetsforetagen AB	4,685	$29,747
*	Karnov Group AB	20,085	188,520
#*	K-fast Holding AB	34,295	44,496
*	Klarabo Sverige AB, Class B	17,016	28,539
#	KNOW IT AB	9,982	149,148
	Lagercrantz Group AB, Class B	47,909	1,091,645
#	Lifco AB, Class B	12,938	500,891
#	Lime Technologies AB	3,930	158,641
	Lindab International AB	27,909	586,778
	Loomis AB	26,003	1,082,282
*	Maha Energy AB	4,322	1,798
#*	Medcap AB	3,268	147,419
	Medicover AB, Class B	18,367	458,334
	MEKO AB	14,855	195,050
	Micro Systemation AB, Class B	5,052	25,829
#	MIPS AB	2,885	101,683
*	Modern Times Group MTG AB, Class B	28,759	344,566
	Momentum Group AB	11,799	194,822
Ω	Munters Group AB	31,884	408,061
	Mycronic AB	18,519	739,482
#	NCAB Group AB	41,991	185,050
	NCC AB, Class B	29,665	552,287
	Nederman Holding AB	2,314	40,377
*	Net Insight AB, Class B	74,509	22,559
	New Wave Group AB, Class B	46,314	566,737
#	Nibe Industrier AB, Class B	32,148	137,092
	Nilorngruppen AB, Class B	2,755	16,902
*	Nivika Fastigheter AB, Class B	8,076	33,477
#*	Nobia AB	115,904	40,000
	Nolato AB, Class B	69,620	391,160
	Nordnet AB publ	27,399	725,312
*	Norion Bank AB	21,791	88,708
*	Norva24 Group AB	8,692	32,560
	Note AB	5,347	88,955
	NP3 Fastigheter AB	8,033	209,322
*	Nyfosa AB	37,089	348,152
	OEM International AB, Class B	17,660	252,757
#*	Orron Energy AB	75,740	37,789

		Shares	Value»
SWEDEN — (Continued)
*	Ovzon AB	22,398	$58,171
	Pandox AB	28,788	482,021
	Peab AB, Class B	64,301	534,861
	Platzer Fastigheter Holding AB, Class B	15,074	118,463
	Prevas AB, Class B	3,290	33,243
*	Pricer AB, Class B	61,892	37,615
#	Proact IT Group AB	15,437	184,666
	Ratos AB, Class B	77,071	263,027
	RaySearch Laboratories AB	10,869	294,302
	Rejlers AB	4,668	86,643
*	Rottneros AB	37,562	23,356
	Rvrc Holding AB	22,271	115,562
	Saab AB, Class B	5,220	243,067
#	Sagax AB (SAGAB SS), Class B	17,309	393,421
#	Sandvik AB	72,230	1,491,147
	Scandi Standard AB	21,297	194,045
Ω	Scandic Hotels Group AB	70,844	551,396
*	Sdiptech AB, Class B	8,724	195,378
	Sectra AB, Class B	34,321	1,052,992
#	Securitas AB, Class B	66,906	1,060,243
*	Sedana Medical AB	19,405	20,474
*	Sensys Gatso Group AB	4,148	18,269
*Ω	Sinch AB	241,126	560,563
	SinterCast AB	992	10,726
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	141,257	2,241,420
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	1,726	29,208
	Skanska AB, Class B	45,055	1,046,926
	SKF AB (SKFA SS), Class A	3,007	59,667
	SKF AB (SKFB SS), Class B	54,642	1,071,058
	SkiStar AB	15,716	272,187
	Solid Forsakring AB	5,351	42,733
	SSAB AB (SSABA SS), Class A	49,641	313,673
	SSAB AB (SSABAH FH), Class A	2,266	14,168
#	SSAB AB (SSABB SS), Class B	134,610	836,721
	SSAB AB (SSABBH FH), Class B	12,844	79,856

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Stendorren Fastigheter AB	3,083	$65,763
*	Stillfront Group AB	166,156	85,187
	Storskogen Group AB, Class B	489,739	645,244
	Svedbergs Group AB	9,684	50,568
	Svenska Cellulosa AB SCA (SCAA SS), Class A	3,121	40,179
	Svenska Cellulosa AB SCA (SCAB SS), Class B	78,467	1,014,621
	Svenska Handelsbanken AB (SHBA SS), Class A	74,650	977,154
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,473	28,950
	Sweco AB, Class B	42,660	750,472
	Swedbank AB, Class A	63,812	1,592,993
*	Swedish Logistic Property AB, Class B	6,467	26,407
*	Swedish Orphan Biovitrum AB	7,328	222,879
	Synsam AB	29,960	152,440
	Systemair AB	26,063	223,193
	Tele2 AB, Class B	98,298	1,450,297
#	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	9,881	82,756
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	380,654	3,215,529
	Telia Co. AB	444,781	1,670,806
*	TF Bank AB	2,793	102,761
Ω	Thule Group AB	11,461	261,241
	Trelleborg AB, Class B	28,963	998,693
	Troax Group AB	14,558	201,758
	Truecaller AB, Class B	54,639	411,184
	VBG Group AB, Class B	7,725	216,249
*	Vestum AB	30,839	33,056
#*	Viaplay Group AB	147,624	8,487
	Vitec Software Group AB, Class B	8,032	366,990

		Shares	Value»
SWEDEN — (Continued)
	Vitrolife AB	17,865	$290,773
	Volati AB	4,814	59,296
	Volvo AB (VOLVA SS), Class A	26,966	735,537
	Volvo AB (VOLVB SS), Class B	208,445	5,666,269
#*	Volvo Car AB, Class B	121,943	208,002
#	Wallenstam AB, Class B	53,598	265,007
#	Wihlborgs Fastigheter AB	43,452	450,700
	XANO Industri AB, Class B	1,575	6,994
#*	XSpray Pharma AB	2,239	8,083

TOTAL SWEDEN			85,007,154

SWITZERLAND — (5.4%)
	ABB Ltd.	108,400	5,724,685
	Accelleron Industries AG (ACLN SW)	37,593	2,018,153
#	Adecco Group AG	52,144	1,357,110
#	Alcon AG	71,822	7,010,584
	Allreal Holding AG	6,223	1,371,176
	ALSO Holding AG	1,760	537,514
	APG SGA SA	441	118,984
#	Arbonia AG	21,920	166,344
*	Aryzta AG	333,720	837,024
	Ascom Holding AG	11,095	43,515
	Autoneum Holding AG	1,032	154,667
	Avolta AG	31,142	1,419,071
	Baloise Holding AG	15,489	3,445,876
	Banque Cantonale de Geneve	767	229,825
#	Banque Cantonale Vaudoise	9,755	1,200,622
#	Barry Callebaut AG	517	463,498
	Belimo Holding AG	1,187	1,008,548
	Bell Food Group AG	800	257,391
	Bellevue Group AG	2,041	21,238
	Berner Kantonalbank AG	2,023	622,190
	BKW AG	3,991	800,145
#	Bossard Holding AG, Class A	2,709	590,751
#	Bucher Industries AG	2,792	1,205,932
	Burckhardt Compression Holding AG	1,203	817,908
	Burkhalter Holding AG	2,319	344,979
	Bystronic AG	552	168,515
#	Calida Holding AG	469	9,030

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Carlo Gavazzi Holding AG	167	$39,357
*	Cavotec SA	12,443	19,592
	Cembra Money Bank AG	11,681	1,409,999
	Chocoladefabriken Lindt & Spruengli AG	9	1,274,783
*	Cicor Technologies Ltd.	1,175	158,448
	Cie Financiere Richemont SA, Class A	33,209	5,868,203
	Cie Financiere Tradition SA	1,048	277,140
	Clariant AG	73,037	817,505
	Coca-Cola HBC AG	19,150	997,212
#	Coltene Holding AG	1,259	95,507
	CPH Group AG	347	27,846
	Daetwyler Holding AG	1,987	286,904
	DKSH Holding AG	14,115	1,039,844
	dormakaba Holding AG	1,088	917,790
	DSM-Firmenich AG	14,338	1,557,582
	EDAG Engineering Group AG	2,591	19,324
	EFG International AG	45,706	691,455
	Emmi AG	776	763,325
	EMS-Chemie Holding AG	735	541,916
#*	Feintool International Holding AG	1,631	21,961
	Fenix Outdoor International AG	1,057	66,657
	Flughafen Zurich AG	8,360	2,106,575
	Forbo Holding AG	364	349,241
	Fundamenta Real Estate AG	4,475	92,388
Ω	Galenica AG	21,300	2,231,018
	Geberit AG	6,209	4,301,100
#	Georg Fischer AG	24,956	1,804,436
	Givaudan SA	477	2,301,219
	Glarner Kantonalbank	1,297	34,624
#*	Gurit Holding AG, Class BR	1,515	23,851
	Helvetia Holding AG	14,537	3,206,826
	Hiag Immobilien Holding AG	977	118,407
	Holcim AG (HOLN FP)	6,741	748,138
	Holcim AG (HOLN SW)	63,567	7,103,478
	Huber & Suhner AG	6,475	569,755

		Shares	Value»
SWITZERLAND — (Continued)
	Hypothekarbank Lenzburg AG	3	$14,604
	Implenia AG	3,093	174,932
	Inficon Holding AG	6,990	741,694
	Interroll Holding AG	169	370,892
	Intershop Holding AG	1,435	235,449
	Investis Holding SA	981	144,474
	Julius Baer Group Ltd.	42,427	2,751,308
	Jungfraubahn Holding AG	1,642	394,935
	Kardex Holding AG	1,807	455,225
*	Komax Holding AG	684	85,097
#*	Kudelski SA	13,192	19,242
	Kuehne & Nagel International AG	6,171	1,421,163
	Landis & Gyr Group AG	7,382	474,789
	LEM Holding SA	71	59,248
#	Logitech International SA (LOGI US)	15,276	1,151,658
	Logitech International SA (LOGN SW)	1,150	87,389
	Lonza Group AG	7,196	5,170,392
	Luzerner Kantonalbank AG	6,892	582,629
Ω	Medacta Group SA	1,181	191,722
#Ω	Medmix AG	9,173	114,774
#	Meier Tobler Group AG	1,836	77,205
	Metall Zug AG, Class B	79	98,468
	Mikron Holding AG	3,910	75,918
#	Mobilezone Holding AG	14,545	199,943
	Mobimo Holding AG	2,861	1,105,037
*	Molecular Partners AG	3,503	13,942
*Ω	Montana Aerospace AG	7,478	149,341
	Multitude PLC	915	6,088
	Naturenergie Holding AG	1,434	56,272
	Nestle SA	216,077	22,998,671
	Novartis AG (NOVN SW)	88,289	10,069,997
#	Novartis AG (NVS US), Sponsored ADR	159,651	18,118,792
	Novavest Real Estate AG	1,587	71,890
	OC Oerlikon Corp. AG Pfaffikon	64,866	275,171
#	Orior AG	2,610	59,100

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Partners Group Holding AG	2,945	$3,858,749
	Phoenix Mecano AG	286	147,290
	Plazza AG, Class A	241	104,444
*Ω	PolyPeptide Group AG	3,457	80,102
	PSP Swiss Property AG	10,900	1,940,969
#	Rieter Holding AG	1,113	94,818
	Roche Holding AG (RO SW)	2,458	855,081
	Roche Holding AG (ROG SW)	52,911	17,301,175
	Romande Energie Holding SA	2,262	117,535
	Sandoz Group AG (SDZ SW)	112,680	4,887,449
	Sandoz Group AG (SDZNY US), ADR	11,882	515,441
*	Santhera Pharmaceuticals Holding AG	2,341	41,245
	Schindler Holding AG	1,940	687,815
	Schweiter Technologies AG	201	92,628
#	Schweizerische Nationalbank	18	71,703
#	SFS Group AG	6,263	846,605
	SGS SA	30,625	2,990,873
	Siegfried Holding AG	15,790	1,879,903
	SIG Group AG	102,053	1,968,597
	Sika AG	14,671	3,666,394
	SKAN Group AG	913	74,819
	Softwareone Holding AG	21,451	148,488
	Sonova Holding AG	5,535	1,701,536
	St. Galler Kantonalbank AG	1,088	655,422
#	Stadler Rail AG	12,968	342,057
	Straumann Holding AG	6,598	804,539
	Sulzer AG	7,639	1,292,979
#	Swatch Group AG (UHR SW)	6,347	1,101,472
#	Swatch Group AG (UHRN SW)	11,541	401,108
	Swiss Life Holding AG	4,659	4,651,824
	Swiss Prime Site AG	27,976	3,944,784
	Swiss Re AG	47,666	8,556,248
	Swisscom AG	4,986	3,325,079
	Swissquote Group Holding SA	4,529	2,337,855
	Tecan Group AG	616	119,972

		Shares	Value»
SWITZERLAND — (Continued)
	Temenos AG	15,937	$1,141,573
	Thurgauer Kantonalbank	389	68,348
*	Trifork Group AG	809	11,488
	TX Group AG	1,242	279,410
	u-blox Holding AG	2,519	255,319
	UBS Group AG (UBS US)	7,117	215,134
	UBS Group AG (UBSG SW)	204,461	6,206,488
	Valiant Holding AG	6,005	884,404
	Varia U.S. Properties AG	573	14,243
Ω	VAT Group AG	3,893	1,405,334
	Vaudoise Assurances Holding SA	194	141,540
	Vetropack Holding AG	4,154	143,482
	Vontobel Holding AG	11,746	848,808
	VZ Holding AG	5,041	1,040,192
	V-ZUG Holding AG	602	50,694
	Walliser Kantonalbank	162	24,326
#	Warteck Invest AG	42	98,138
	Ypsomed Holding AG	570	242,859
	Zehnder Group AG	2,900	193,045
	Zueblin Immobilien Holding AG	454	20,128
	Zug Estates Holding AG, Class B	76	195,333
	Zuger Kantonalbank	33	339,549
	Zurich Insurance Group AG	10,056	7,132,425

TOTAL SWITZERLAND			234,405,390

TAIWAN — (5.3%)
	91APP, Inc.	18,000	47,150
	Aaeon Technology, Inc.	5,248	20,613
	Abico Avy Co. Ltd.	46,062	45,264
#	Ability Enterprise Co. Ltd.	104,988	153,019
	Ability Opto-Electronics Technology Co. Ltd.	7,083	29,089
	AcBel Polytech, Inc.	259,786	209,323
	Accton Technology Corp.	73,000	1,359,721
	Acer E-Enabling Service Business, Inc.	6,000	45,388
#	Acer, Inc.	654,000	714,642

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	ACES Electronic Co. Ltd.	39,719	$59,885
*	Acon Holding, Inc.	79,041	22,647
	Acter Group Corp. Ltd.	54,470	685,682
	Action Electronics Co. Ltd.	63,000	30,161
	Actron Technology Corp.	14,000	56,120
	ADATA Technology Co. Ltd.	103,976	271,985
	Addcn Technology Co. Ltd.	13,106	71,628
*	Adimmune Corp.	75,000	46,525
	Advanced Ceramic X Corp.	12,000	45,693
	Advanced Energy Solution Holding Co. Ltd.	10,000	266,957
	Advanced International Multitech Co. Ltd.	60,000	127,597
*	Advanced Optoelectronic Technology, Inc.	31,000	15,514
	Advanced Power Electronics Corp.	29,000	67,213
#	Advanced Wireless Semiconductor Co.	41,000	97,488
#	Advancetek Enterprise Co. Ltd.	96,571	217,665
	Advantech Co. Ltd.	23,757	248,882
	Aero Win Technology Corp.	22,000	40,712
	Aerospace Industrial Development Corp.	150,000	219,854
	AGV Products Corp.	191,875	67,268
	AIC, Inc.	7,000	65,261
	Air Asia Co. Ltd.	10,000	11,824
	Airoha Technology Corp.	6,000	95,014
	Airtac International Group	41,122	1,129,466
	Alchip Technologies Ltd.	4,000	267,303
#	Alexander Marine Co. Ltd.	9,108	40,545
*	ALI Corp.	22,740	19,021
	Allied Circuit Co. Ltd.	14,019	51,050
	Allied Supreme Corp.	16,000	121,790
#	Allis Electric Co. Ltd.	41,768	121,238
	Alltek Technology Corp.	49,040	59,107

		Shares	Value»
TAIWAN — (Continued)
#	Alltop Technology Co. Ltd.	16,000	$122,260
	Alpha Networks, Inc.	78,072	67,366
#	Altek Corp.	130,445	148,746
	Amazing Microelectronic Corp.	21,965	51,208
	Ambassador Hotel	109,000	153,267
	AMPACS Corp.	20,000	20,529
	Ampire Co. Ltd.	28,000	26,333
	Ample Electronic Technology Co. Ltd.	7,000	21,811
	AMPOC Far-East Co. Ltd.	22,000	60,384
#	AmTRAN Technology Co. Ltd.	254,906	114,262
*	Amulaire Thermal Technology, Inc.	11,000	8,688
	Anji Technology Co. Ltd.	22,000	20,266
	Anpec Electronics Corp.	18,799	88,790
	Aopen, Inc.	11,000	15,907
#	Apac Opto Electronics, Inc.	20,000	46,588
	Apacer Technology, Inc.	35,750	51,440
	APAQ Technology Co. Ltd.	10,000	31,131
	APCB, Inc.	64,000	29,138
	Apex Biotechnology Corp.	32,000	31,494
#*	Apex International Co. Ltd.	61,162	44,220
	Apex Science & Engineering	72,828	25,487
	Arcadyan Technology Corp.	43,540	322,195
	Ardentec Corp.	268,990	627,469
	ARES International Corp.	9,000	18,175
	Argosy Research, Inc.	23,714	107,689
	Arizon RFID Technology Cayman Co. Ltd.	7,000	39,428
#	ASE Technology Holding Co. Ltd.	220,931	941,431
	Asia Cement Corp.	567,000	798,645
	Asia Optical Co., Inc.	63,000	267,787
	Asia Polymer Corp.	171,319	67,912
	Asia Tech Image, Inc.	12,000	36,267

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Asia Vital Components Co. Ltd.	39,814	$584,581
	ASIX Electronics Corp.	12,000	34,218
	ASMedia Technology, Inc.	4,260	225,243
	ASolid Technology Co. Ltd.	10,000	17,344
	ASPEED Technology, Inc.	6,500	611,496
	ASROCK, Inc.	15,000	82,592
	Asustek Computer, Inc.	66,000	1,206,935
	ATE Energy International Co. Ltd.	20,000	14,674
	Aten International Co. Ltd.	33,000	70,711
	Auden Techno Corp.	13,000	34,735
	Audix Corp.	34,000	63,864
#	AUO Corp. (2409 TT)	1,589,000	611,367
#	AURAS Technology Co. Ltd.	5,000	77,109
	Aurora Corp.	14,100	26,961
	Avalue Technology, Inc.	20,000	61,311
#	Avermedia Technologies	21,000	25,330
	Axiomtek Co. Ltd.	20,993	67,409
	Azurewave Technologies, Inc.	11,000	15,768
	Bafang Yunji International Co. Ltd.	14,000	80,305
	Bank of Kaohsiung Co. Ltd.	341,321	126,753
	Basso Industry Corp.	40,000	46,594
#	BenQ Materials Corp.	59,000	43,901
#	BES Engineering Corp.	618,000	204,111
	Billion Electric Co. Ltd.	10,000	9,760
	Bin Chuan Enterprise Co. Ltd.	22,000	33,563
	B’in Live Co. Ltd.	10,093	22,246
	Bionet Corp.	6,425	14,926
	Bionime Corp.	11,000	19,355
*	Biostar Microtech International Corp.	38,000	22,389
	Bioteque Corp.	15,000	59,350
	Bizlink Holding, Inc.	43,000	727,912
	Bon Fame Co. Ltd.	12,000	28,368
*	Bonny Worldwide Ltd.	3,000	15,300

		Shares	Value»
TAIWAN — (Continued)
	Bora Pharmaceuticals Co. Ltd.	6,494	$145,067
	Brave C&H Supply Co. Ltd.	11,000	34,260
	Bright Led Electronics Corp.	41,000	23,402
	Brightek Optoelectronic Co. Ltd.	11,000	15,490
	Brighten Optix Corp.	2,248	9,766
	Brighton-Best International Taiwan, Inc.	109,423	114,138
	Brillian Network & Automation Integrated System Co. Ltd.	5,431	31,146
#	Browave Corp.	19,000	94,095
	C Sun Manufacturing Ltd.	12,939	57,432
*	Calin Technology Co. Ltd.	21,000	18,918
*	Caliway Biopharmaceuticals Co. Ltd.	2,000	41,797
*	Cameo Communications, Inc.	90,763	25,130
	Capital Futures Corp.	53,629	81,355
	Capital Securities Corp.	787,680	640,855
*	Career Technology MFG. Co. Ltd.	147,796	54,123
	Castles Technology Co. Ltd.	18,742	40,553
	Caswell, Inc.	10,000	28,098
	Catcher Technology Co. Ltd.	161,000	1,095,962
	Cathay Consolidated, Inc.	5,000	14,589
	Cathay Financial Holding Co. Ltd.	601,286	1,107,875
	Cathay Real Estate Development Co. Ltd.	232,000	140,254
	CCP Contact Probes Co. Ltd.	36,074	31,215
*	Celxpert Energy Corp.	34,390	31,035
	Cenra, Inc.	47,500	51,521
#	Center Laboratories, Inc.	210,084	234,794

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Central Reinsurance Co. Ltd.	126,880	$104,241
	Century Iron & Steel Industrial Co. Ltd.	46,000	253,496
	Chailease Holding Co. Ltd.	243,877	877,493
	Chain Chon Industrial Co. Ltd.	51,548	21,666
*	ChainQui Construction Development Co. Ltd.	27,000	12,089
	Chaintech Technology Corp.	13,000	14,446
*	Champion Building Materials Co. Ltd.	106,200	36,743
	Champion Microelectronic Corp.	11,000	15,745
	Chang Hwa Commercial Bank Ltd.	903,071	514,951
	Chang Wah Electromaterials, Inc.	116,000	156,159
	Chang Wah Technology Co. Ltd.	112,000	126,281
#	Channel Well Technology Co. Ltd.	60,000	136,145
	Chant Sincere Co. Ltd.	12,000	18,796
	Charoen Pokphand Enterprise	65,000	203,409
	CHC Healthcare Group	46,000	62,241
	CHC Resources Corp.	33,000	74,262
	Chen Full International Co. Ltd.	38,000	56,981
	Chenbro Micom Co. Ltd.	10,000	78,106
	Cheng Loong Corp.	271,000	148,093
*	Cheng Mei Materials Technology Corp.	167,408	67,676
	Cheng Shin Rubber Industry Co. Ltd.	525,000	810,870
	Cheng Uei Precision Industry Co. Ltd.	139,000	213,030
#	Chenming Electronic Technology Corp.	32,000	88,957
	Chia Chang Co. Ltd.	40,000	48,629

		Shares	Value»
TAIWAN — (Continued)
	Chia Hsin Cement Corp.	219,300	$101,796
	Chicony Electronics Co. Ltd.	257,773	1,242,042
	Chicony Power Technology Co. Ltd.	54,481	182,334
	Chief Telecom, Inc.	7,600	102,737
	Chien Kuo Construction Co. Ltd.	35,360	31,561
	Chien Shing Harbour Service Co. Ltd.	9,000	13,569
	China Airlines Ltd.	1,491,000	982,213
#	China Bills Finance Corp.	341,000	158,935
	China Ecotek Corp.	6,000	10,393
	China Electric Manufacturing Corp.	91,530	38,998
	China General Plastics Corp.	116,626	40,594
	China Glaze Co. Ltd..	48,000	24,241
*	China Man-Made Fiber Corp.	539,861	107,243
#	China Metal Products	121,000	100,304
#	China Motor Corp.	104,200	233,702
#*	China Petrochemical Development Corp.	1,345,069	302,356
	China Steel Chemical Corp.	47,000	134,355
	China Steel Corp.	1,561,000	1,009,488
	China Steel Structure Co. Ltd.	25,000	34,257
	China Wire & Cable Co. Ltd.	31,000	32,727
	Chinese Maritime Transport Ltd.	33,000	41,808
	ChingFengHome Fashions Co. Ltd.	60,478	46,445
#	Chin-Poon Industrial Co. Ltd.	131,000	132,557
	Chipbond Technology Corp.	205,000	407,607
#	ChipMOS Technologies, Inc. (8150 TT)	250,133	206,930
	Chlitina Holding Ltd.	14,422	51,410
	Chong Hong Construction Co. Ltd.	64,100	175,611
	Chroma ATE, Inc.	43,000	393,073

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chun Yuan Steel Industry Co. Ltd.	185,000	$105,189
	Chung Hung Steel Corp.	197,000	99,592
	Chung Hwa Chemical Industrial Works Ltd.	21,000	15,121
	Chung Hwa Food Industrial Co. Ltd.	5,000	14,303
#*	Chung Hwa Pulp Corp.	171,228	68,441
	Chung-Hsin Electric & Machinery Manufacturing Corp.	124,000	494,781
	Chunghwa Precision Test Tech Co. Ltd.	4,000	91,278
	Chunghwa Telecom Co. Ltd. (2412 TT)	133,000	537,706
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	3,400	137,496
	Chyang Sheng Texing Co. Ltd.	19,000	13,484
	Cleanaway Co. Ltd. (8422 TT)	20,000	113,568
	Clevo Co.	193,000	289,230
	CMC Magnetics Corp.	450,929	112,028
	C-Media Electronics, Inc.	8,000	8,871
	Collins Co. Ltd.	42,000	20,139
#	Compal Electronics, Inc.	1,172,000	1,009,880
#	Compeq Manufacturing Co. Ltd.	442,000	775,814
	Complex Micro Interconnection Co. Ltd.	17,000	21,819
	Compucase Enterprise	24,000	49,326
	Concord International Securities Co. Ltd.	50,238	20,178
	Concord Securities Co. Ltd.	238,795	87,150
#	Continental Holdings Corp.	179,000	136,331
	Contrel Technology Co. Ltd.	49,000	58,188
	Coremax Corp.	31,409	44,287
#	Coretronic Corp.	130,000	255,864

		Shares	Value»
TAIWAN — (Continued)
#	Co-Tech Development Corp.	90,552	$135,151
	Creative Sensor, Inc.	28,800	41,258
	Crowell Development Corp.	19,000	21,272
*	CSBC Corp. Taiwan	168,000	88,208
	CTBC Financial Holding Co. Ltd.	1,968,563	2,425,741
	CTCI Advanced Systems, Inc.	2,000	8,820
	CTCI Corp.	179,000	153,916
	CTI Traffic Industries
	Co. Ltd.	6,000	20,120
	CviLux Corp.	28,360	41,561
	Cyberlink Corp.	14,000	43,417
	CyberPower Systems, Inc.	17,850	157,582
*	CyberTAN Technology, Inc.	102,000	72,206
	DA CIN Construction Co. Ltd.	88,800	156,080
	Dafeng TV Ltd.	12,000	19,976
	Dah San Electric Wire & Cable Co. Ltd.	11,325	18,436
	Da-Li Development Co. Ltd.	111,295	161,496
	Darfon Electronics Corp.	95,000	112,905
#	Darwin Precisions Corp.	169,000	60,454
	Data Image Corp.	7,000	10,893
	Daxin Materials Corp.	12,900	66,665
	De Licacy Industrial Co. Ltd.	84,811	38,113
	Delpha Construction Co. Ltd.	80,000	82,950
	Delta Electronics, Inc.	76,365	800,167
	Depo Auto Parts Ind Co. Ltd.	49,000	279,615
	DFI, Inc.	8,000	15,660
	Dimerco Data System Corp.	12,704	49,724
	Dimerco Express Corp.	40,614	93,522
	DingZing Advanced Materials, Inc.	5,000	20,174
	D-Link Corp.	202,096	103,894
	Donpon Precision, Inc.	24,000	21,500
	Drewloong Precision, Inc.	5,000	27,388
*	Dyaco International, Inc.	44,433	32,854

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Dynamic Holding Co. Ltd.	94,086	$126,790
	Dynamic Medical Technologies, Inc.	4,400	11,457
#	Dynapack International Technology Corp.	48,000	261,017
	E Ink Holdings, Inc.	83,000	579,803
	E.Sun Financial Holding Co. Ltd.	1,778,317	1,577,326
	Eastech Holding Ltd.	9,000	29,120
*	Eastern Media International Corp.	76,985	39,398
#	Eclat Textile Co. Ltd.	52,583	685,387
	eCloudvalley Digital Technology Co. Ltd.	11,000	30,961
	ECOVE Environment Corp.	10,000	89,591
*	Edimax Technology Co. Ltd.	97,000	68,618
#	Edison Opto Corp.	23,136	14,353
	Edom Technology Co. Ltd.	72,013	55,220
	eGalax_eMPIA Technology, Inc.	19,695	26,256
*	Egis Technology, Inc.	12,000	36,564
*	EirGenix, Inc.	6,000	11,942
	Elan Microelectronics Corp.	105,900	435,580
	E-Lead Electronic Co. Ltd.	17,429	26,387
	E-LIFE MALL Corp.	23,000	52,334
#*	Elite Advanced Laser Corp.	18,768	121,550
#	Elite Material Co. Ltd.	74,000	1,287,854
	Elite Semiconductor Microelectronics Technology, Inc.	86,000	139,823
	Elitegroup Computer Systems Co. Ltd.	128,000	62,098
	eMemory Technology, Inc.	12,000	966,258
	Emerging Display Technologies Corp.	46,000	34,575
	Ennoconn Corp.	30,840	259,380
	Ennostar, Inc.	215,450	243,612
	EnTie Commercial Bank Co. Ltd.	251,000	102,724
	Episil-Precision, Inc.	34,000	36,133
	Eris Technology Corp.	3,000	15,353
	Eson Precision Ind Co. Ltd.	30,000	42,293

		Shares	Value»
TAIWAN — (Continued)
	Eternal Materials Co. Ltd.	272,527	$218,445
	Eurocharm Holdings Co. Ltd.	8,000	38,751
	Eva Airways Corp.	947,922	1,138,577
	Ever Supreme Bio Technology Co. Ltd.	6,000	31,175
*	Everest Textile Co. Ltd.	164,535	34,814
	Evergreen Aviation Technologies Corp.	26,000	84,767
	Evergreen International Storage & Transport Corp.	215,000	194,614
	Evergreen Marine Corp. Taiwan Ltd.	172,872	1,120,037
	EVERGREEN Steel Corp.	50,000	129,224
#	Everlight Chemical Industrial Corp.	152,405	80,320
#	Everlight Electronics Co. Ltd.	150,000	359,778
	Evertop Wire Cable Corp.	47,000	35,545
	Excel Cell Electronic Co. Ltd.	19,000	10,922
	Excellence Opto, Inc.	31,000	19,815
#	Excelsior Medical Co. Ltd.	46,375	126,457
	Far Eastern Department Stores Ltd.	328,000	240,763
	Far Eastern International Bank	818,032	329,357
	Far Eastern New Century Corp.	803,100	826,427
	Far EasTone Telecommunications Co. Ltd.	393,061	1,054,016
	Faraday Technology Corp.	56,853	322,879
	Farglory F T Z Investment Holding Co. Ltd.	28,563	30,682
#	Farglory Land Development Co. Ltd.	97,000	181,112
	FDC International Hotels Corp.	7,000	11,073
	Feature Integration Technology, Inc.	8,000	15,320

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Federal Corp.	103,926	$58,210
	Feedback Technology Corp.	8,316	27,969
	Feng Hsin Steel Co. Ltd.	165,000	310,414
	Feng TAY Enterprise Co. Ltd.	142,312	503,760
	FIC Global, Inc.	12,000	11,265
	FineTek Co. Ltd.	4,080	15,418
	Firich Enterprises Co. Ltd.	59,000	47,943
*	First Copper Technology Co. Ltd.	27,000	29,829
	First Financial Holding Co. Ltd.	1,539,854	1,226,197
#	First Hi-Tec Enterprise Co. Ltd.	27,554	124,604
	First Hotel	71,000	29,451
	First Insurance Co. Ltd.	96,000	88,619
*	First Steamship Co. Ltd.	280,468	54,089
	FIT Holding Co. Ltd.	52,000	76,451
	Fitipower Integrated Technology, Inc.	26,000	178,480
	FLEXium Interconnect, Inc.	118,112	187,553
	Flytech Technology Co. Ltd.	31,297	111,248
	FocalTech Systems Co. Ltd.	46,000	89,481
#	Forcecon Tech Co. Ltd.	21,595	74,858
*	Forest Water Environment Engineering Co. Ltd.	18,576	17,439
	Formosa Advanced Technologies Co. Ltd.	62,000	51,558
#	Formosa Chemicals & Fibre Corp.	709,000	554,052
	Formosa International Hotels Corp.	20,672	128,885
	Formosa Laboratories, Inc.	40,544	76,644
	Formosa Oilseed Processing Co. Ltd.	14,700	13,628
	Formosa Optical Technology Co. Ltd.	10,000	43,546

		Shares	Value»
TAIWAN — (Continued)
#	Formosa Petrochemical Corp.	128,000	$140,127
#	Formosa Plastics Corp.	459,000	489,034
#	Formosa Sumco Technology Corp.	23,000	57,406
	Formosa Taffeta Co. Ltd.	280,000	145,142
	Formosan Rubber Group, Inc.	96,399	75,408
	Formosan Union Chemical	127,945	69,399
#	Fortune Electric Co. Ltd.	29,300	386,184
	Founding Construction & Development Co. Ltd.	72,000	39,513
	Foxconn Technology Co. Ltd.	221,535	412,341
	Foxsemicon Integrated Technology, Inc.	36,357	311,579
#	Franbo Lines Corp.	92,000	57,524
	Froch Enterprise Co. Ltd.	89,000	41,951
#	FSP Technology, Inc..	45,000	75,935
	Fu Chun Shin Machinery Manufacture Co. Ltd.	21,000	10,873
	Fu Hua Innovation Co. Ltd.	69,948	82,266
	Fubon Financial Holding Co. Ltd.	662,568	1,756,090
	Fulgent Sun International Holding Co. Ltd.	45,143	143,844
	Fullerton Technology Co. Ltd.	51,000	39,560
#*	Fulltech Fiber Glass Corp.	146,331	125,159
	Fusheng Precision Co. Ltd.	37,000	412,724
	Fwusow Industry Co. Ltd.	60,471	26,768
	G Shank Enterprise Co. Ltd.	51,888	118,578
	Gamania Digital Entertainment Co. Ltd.	54,000	123,999
*	GCS Holdings, Inc.	18,000	52,445
	GEM Services, Inc.	25,210	51,183

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Gemtek Technology Corp.	153,000	$136,091
*	General Interface Solution GIS Holding Ltd.	88,000	129,118
	General Plastic Industrial Co. Ltd.	20,480	20,365
	Generalplus Technology, Inc.	19,000	24,747
	Genesys Logic, Inc.	21,000	91,684
	Genius Electronic Optical Co. Ltd.	35,616	418,331
	Genovate Biotechnology Co. Ltd.	13,390	8,610
	GeoVision, Inc.	20,449	40,140
	Getac Holdings Corp.	163,000	548,492
	GFC Ltd.	15,000	50,691
	Giant Manufacturing Co. Ltd.	71,994	293,896
	Giantplus Technology Co. Ltd.	117,000	48,510
#	Gigabyte Technology Co. Ltd.	132,000	952,910
*	Gigasolar Materials Corp.	16,790	33,278
*	Gigastorage Corp.	129,000	49,310
#	Global Brands Manufacture Ltd.	111,320	212,063
	Global Lighting Technologies, Inc.	23,000	32,347
	Global Mixed Mode Technology, Inc.	21,000	145,699
	Global PMX Co. Ltd.	13,000	37,430
	Global Unichip Corp.	18,000	578,253
#	Globalwafers Co. Ltd.	41,000	395,693
	Globe Union Industrial Corp.	110,048	37,556
	Gloria Material Technology Corp.	165,680	228,707
	Gold Circuit Electronics Ltd.	99,000	595,553
	Goldsun Building Materials Co. Ltd.	284,338	349,279
	Good Will Instrument Co. Ltd.	25,000	32,780
	Gordon Auto Body Parts	24,000	25,610
	Gourmet Master Co. Ltd.	31,237	89,446
	Grand Fortune Securities Co. Ltd.	82,159	31,617

		Shares	Value»
TAIWAN — (Continued)
#*	Grand Pacific Petrochemical	451,478	$166,407
	Grand Process Technology Corp.	2,000	58,321
	GrandTech CG Systems, Inc.	22,775	37,600
	Grape King Bio Ltd.	38,000	161,838
	Great China Metal Industry	77,000	55,267
	Great Taipei Gas Co. Ltd.	75,000	72,139
	Great Tree Pharmacy Co. Ltd.	22,014	109,831
	Great Wall Enterprise Co. Ltd.	220,571	412,758
	Greatek Electronics, Inc.	148,000	254,491
	Green World FinTech Service Co. Ltd.	28,000	49,671
	Group Up Industrial Co. Ltd.	10,000	56,763
	GTM Holdings Corp.	52,000	51,828
	Gudeng Precision Industrial Co. Ltd.	11,393	131,615
	Hannstar Board Corp.	117,393	174,368
#*	HannStar Display Corp.	842,000	186,558
*	HannsTouch Holdings Co	188,079	41,369
	Hanpin Electron Co. Ltd.	14,000	20,501
	Harvatek Corp.	62,000	31,789
	Heran Co. Ltd.	9,000	23,937
	Hey Song Corp.	106,000	129,655
	Hi-Clearance, Inc.	8,000	35,735
	Highlight Tech Corp.	19,096	27,124
	Highwealth Construction Corp..	252,329	322,506
	Hi-Lai Foods Co. Ltd.	6,000	27,552
	HIM International Music, Inc.	11,900	36,145
	Hitron Technology, Inc.	38,559	26,203
#	Hiwin Technologies Corp.	52,949	365,498
	Hiyes International Co. Ltd.	10,379	38,866
	Ho Tung Chemical Corp.	340,125	89,481
	Hocheng Corp.	105,780	59,019
	Holdings-Key Electric Wire & Cable Co. Ltd.	39,000	47,067

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Holiday Entertainment Co. Ltd.	15,300	$36,757
	Holy Stone Enterprise Co. Ltd.	49,425	129,321
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	746,624	3,326,431
	Hong Pu Real Estate Development Co. Ltd.	97,000	90,140
	Hong TAI Electric Industrial	66,000	63,656
	Hong YI Fiber Industry Co	22,000	8,557
	Horizon Securities Co. Ltd.	119,780	38,620
#	Hota Industrial Manufacturing Co. Ltd.	70,263	139,843
#	Hotai Finance Co. Ltd.	74,490	158,312
	Hotai Motor Co. Ltd.	63,180	1,229,771
*	Hotron Precision Electronic Industrial Co. Ltd.	20,031	12,316
#	Hsin Kuang Steel Co. Ltd.	74,000	99,907
	Hsin Yung Chien Co. Ltd.	12,390	34,357
	Hsing TA Cement Co	70,000	36,712
*	HTC Corp.	191,000	231,213
	Hu Lane Associate, Inc.	23,293	110,586
	HUA ENG Wire & Cable Co. Ltd.	132,000	101,710
	Hua Nan Financial Holdings Co. Ltd.	1,146,405	970,681
	Hua Yu Lien Development Co. Ltd.	26,000	97,184
	Huaku Development Co. Ltd.	97,300	317,408
	Huang Hsiang Construction Corp.	31,000	50,045
	Hung Ching Development & Construction Co. Ltd.	54,000	49,408
	Hung Sheng Construction Ltd.	133,664	95,373
	Hwa Fong Rubber Industrial Co. Ltd.	67,242	36,622

		Shares	Value»
TAIWAN — (Continued)
	Hwacom Systems, Inc.	35,000	$23,440
	Hwang Chang General Contractor Co. Ltd.	39,131	89,130
	Ibase Technology, Inc.	34,000	65,116
#	IBF Financial Holdings Co. Ltd.	1,246,512	472,016
	ICARES Medicus, Inc.	2,400	8,323
#	Ichia Technologies, Inc.	119,000	136,913
#	I-Chiun Precision Industry Co. Ltd.	40,426	99,450
*	Ideal Bike Corp.	33,000	7,101
#	IEI Integration Corp.	47,340	124,837
#*	In Win Development, Inc.	10,000	25,871
	Infortrend Technology, Inc.	88,000	68,261
	Ingentec Corp.	2,100	7,805
	Innodisk Corp.	24,523	178,815
	Innolux Corp.	1,978,504	847,312
	Inpaq Technology Co. Ltd.	23,945	51,358
#	Insyde Software Corp.	13,200	105,991
	Intai Technology Corp.	12,400	41,591
	Integrated Service Technology, Inc.	27,109	86,088
*	IntelliEPI, Inc.	6,000	18,090
	Interactive Digital Technologies, Inc.	5,000	12,421
*	International CSRC Investment Holdings Co.	291,562	96,911
	International Games System Co. Ltd.	45,000	1,166,665
	Inventec Corp.	399,000	509,663
	Iron Force Industrial Co. Ltd.	14,519	43,644
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	39,811
	ITE Technology, Inc.	50,000	203,403
	ITEQ Corp.	86,029	172,766
#	Jarllytec Co. Ltd.	21,000	80,999
	Jean Co. Ltd.	53,562	39,251
	Jentech Precision Industrial Co. Ltd.	4,998	157,386
	Jetwell Computer Co. Ltd.	6,000	52,613
	Jia Wei Lifestyle, Inc.	20,442	32,028

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Jih Lin Technology Co. Ltd.	28,000	$41,028
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	24,128
#	Jinan Acetate Chemical Co. Ltd.	16,107	424,001
	Johnson Health Tech Co. Ltd.	23,000	124,105
	JPC connectivity, Inc.	15,250	60,220
#	JPP Holding Co. Ltd.	9,450	42,003
	JSL Construction & Development Co. Ltd.	39,020	100,740
	K Laser Technology, Inc.	44,000	23,397
	Kaimei Electronic Corp.	31,120	54,987
	Kaori Heat Treatment Co. Ltd.	9,000	59,540
	Kedge Construction Co. Ltd.	12,067	29,757
	Keding Enterprises Co. Ltd.	3,000	11,747
	KEE TAI Properties Co. Ltd.	140,430	55,683
	Kenda Rubber Industrial Co. Ltd.	213,316	157,354
	Kerry TJ Logistics Co. Ltd.	67,000	74,350
	Keystone Microtech Corp.	6,000	54,993
	KGI Financial Holding Co. Ltd.	2,610,354	1,353,927
	KHGEARS International Ltd.	7,000	33,160
	Kindom Development Co. Ltd.	123,200	196,529
	King Chou Marine Technology Co. Ltd.	36,340	50,396
	King Slide Works Co. Ltd.	8,000	437,568
	King Yuan Electronics Co. Ltd.	511,000	1,389,623
	King’s Town Bank Co. Ltd.	288,000	436,026
#*	King’s Town Construction Co. Ltd.	34,000	50,497
	Kinik Co	18,000	138,370
	Kinko Optical Co. Ltd.	42,365	32,834
	Kinpo Electronics	566,000	353,457

		Shares	Value»
TAIWAN — (Continued)
	Kinsus Interconnect Technology Corp.	121,000	$285,831
	KMC Kuei Meng International, Inc.	17,300	52,367
	KNH Enterprise Co. Ltd.	76,000	41,389
#	KS Terminals, Inc.	32,000	55,264
	Kung Long Batteries Industrial Co. Ltd.	21,000	93,639
*	Kung Sing Engineering Corp.	190,573	73,007
#	Kuo Toong International Co. Ltd.	80,315	138,920
	Kuo Yang Construction Co. Ltd.	84,360	52,624
	Kwong Lung Enterprise Co. Ltd.	34,000	55,349
#	L&K Engineering Co. Ltd.	72,762	537,795
	La Kaffa International Co. Ltd.	11,000	31,852
*	LAN FA Textile	93,000	33,795
	Lanner Electronics, Inc.	31,850	87,139
	Largan Precision Co. Ltd. (3008 TT)	12,000	855,500
	Laser Tek Taiwan Co. Ltd.	13,300	17,856
	Laster Tech Corp. Ltd.	36,000	32,244
*	Leader Electronics, Inc.	43,000	15,460
	Leadtrend Technology Corp.	12,000	18,528
*	Lealea Enterprise Co. Ltd.	310,560	72,302
	LEE CHI Enterprises Co. Ltd.	56,000	19,594
	Lelon Electronics Corp.	28,000	63,346
	Lemtech Holdings Co. Ltd.	9,656	26,927
	Leo Systems, Inc.	20,000	19,328
*	Leofoo Development Co. Ltd.	19,000	10,230
*	Li Peng Enterprise Co. Ltd.	236,600	46,143
	Lian HWA Food Corp.	24,776	101,018
	Lien Hwa Industrial Holdings Corp.	218,891	299,977

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Lingsen Precision Industries Ltd.	117,000	$51,576
	Lintes Technology Co. Ltd.	6,000	22,649
	Lion Travel Service Co. Ltd.	27,000	115,526
	Lite-On Technology Corp.	270,417	817,802
	Liton Technology Corp.	27,000	28,730
*	Long Bon International Co. Ltd.	76,100	40,819
	Long Da Construction & Development Corp.	61,000	66,781
*	Longchen Paper & Packaging Co. Ltd.	278,641	79,517
	Longwell Co.	33,000	79,034
	Loop Telecommunication International, Inc.	14,000	23,125
	Lotes Co. Ltd.	17,700	695,959
	Lotus Pharmaceutical Co. Ltd.	41,000	282,466
	Lucky Cement Corp.	35,000	15,132
	Lumax International Corp. Ltd.	24,440	72,771
*	Lung Yen Life Service Corp.	59,000	125,427
	Lungteh Shipbuilding Co. Ltd.	15,750	49,377
	Luxe Green Energy Technology Co. Ltd.	29,344	20,594
	LuxNet Corp.	16,000	77,113
	M3 Technology, Inc.	9,000	28,079
#	M31 Technology Corp.	2,640	42,540
	Macauto Industrial Co. Ltd.	17,000	27,101
	Macroblock, Inc.	15,000	28,761
#	Macronix International Co. Ltd.	729,798	453,585
	Makalot Industrial Co. Ltd.	66,702	593,494
	Marketech International Corp.	24,000	120,660
	Materials Analysis Technology, Inc.	18,151	88,453
	Maxigen Biotech, Inc.	18,000	24,104
	Mayer Steel Pipe Corp.	76,800	68,590

		Shares	Value»
TAIWAN — (Continued)
	Mechema Chemicals International Corp.	16,000	$26,424
	MediaTek, Inc.	81,000	3,441,939
	Mega Financial Holding Co. Ltd.	750,626	888,952
	Megaforce Co. Ltd.	26,000	22,392
	Meiloon Industrial Co	40,600	28,308
	Mercuries & Associates Holding Ltd.	173,609	74,170
	Mercuries Data Systems Ltd.	30,000	23,367
*	Mercuries Life Insurance Co. Ltd.	1,038,818	179,548
#	Merida Industry Co. Ltd.	68,000	282,042
	Merry Electronics Co. Ltd.	60,757	215,133
	METAAGE Corp.	14,000	22,368
*	Microbio Co. Ltd.	118,099	87,454
	Micro-Star International Co. Ltd.	184,000	804,738
	Mildef Crete, Inc.	18,000	56,118
	MIN AIK Technology Co. Ltd.	37,600	30,149
	Mitac Holdings Corp.	403,560	672,094
	MJ International Co. Ltd.	2,230	2,115
*	Mobiletron Electronics Co. Ltd.	13,000	13,266
	momo.com, Inc.	18,824	190,391
*	MOSA Industrial Corp.	33,658	19,809
*	Mosel Vitelic, Inc.	21,000	15,963
	Motech Industries, Inc.	82,000	48,188
	MPI Corp.	9,000	184,302
#	MSSCORPS Co. Ltd.	15,721	61,326
*	My Humble House Hospitality Management Consulting	19,000	24,798
	Nak Sealing Technologies Corp.	25,000	90,899
	Namchow Holdings Co. Ltd.	55,000	80,969
	Nan Kang Rubber Tire Co. Ltd.	36,000	44,004
	Nan Liu Enterprise Co. Ltd.	7,000	12,361
	Nan Pao Resins Chemical Co. Ltd.	15,000	159,812

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Nan Ren Lake Leisure Amusement Co. Ltd.	32,000	$11,828
	Nan Ya Plastics Corp.	635,000	608,526
#	Nan Ya Printed Circuit Board Corp.	42,000	129,712
	Nang Kuang Pharmaceutical Co. Ltd.	14,000	16,033
	Nantex Industry Co. Ltd.	94,780	79,366
#*	Nanya Technology Corp.	308,432	348,234
	National Aerospace Fasteners Corp.	8,000	23,679
	National Petroleum Co. Ltd.	12,000	23,198
	Netronix, Inc.	17,000	59,925
*	New Asia Construction & Development Corp.	60,000	34,697
	New Best Wire Industrial Co. Ltd.	14,400	12,324
	Nextronics Engineering Corp.	7,000	21,087
	Nichidenbo Corp.	52,030	105,028
	Nidec Chaun-Choung Technology Corp.	11,000	45,268
	Nien Hsing Textile Co. Ltd.	51,245	29,426
	Nien Made Enterprise Co. Ltd.	55,000	673,521
	Niko Semiconductor Co. Ltd.	15,869	19,756
	Nishoku Technology, Inc.	16,000	68,771
	North-Star International Co. Ltd.	7,000	9,936
	Nova Technology Corp.	10,000	53,170
	Novatek Microelectronics Corp.	115,000	1,870,274
#	Nuvoton Technology Corp.	38,000	81,662
	O-Bank Co. Ltd.	458,620	136,398
	Ocean Plastics Co. Ltd.	52,000	56,502
	OK Biotech Co. Ltd.	18,857	10,674
	Orient Europharma Co. Ltd.	8,000	11,494

		Shares	Value»
TAIWAN — (Continued)
	Orient Semiconductor Electronics Ltd.	146,107	$147,023
	Oriental Union Chemical Corp.	143,000	60,895
	O-TA Precision Industry Co. Ltd.	21,422	44,355
	Pacific Construction Co.	29,000	9,260
	Pacific Hospital Supply Co. Ltd.	16,496	47,811
*	Paiho Shih Holdings Corp.	58,159	39,388
	Pan Asia Chemical Corp.	51,120	16,826
	Pan German Universal Motors Ltd.	7,000	62,286
	Pan Jit International, Inc.	119,700	166,375
#	Pan-International Industrial Corp.	165,000	195,158
	Panion & BF Biotech, Inc.	17,000	37,400
	Parade Technologies Ltd.	19,000	321,154
*	Paragon Technologies Co. Ltd.	8,784	4,865
	Parpro Corp.	19,000	25,531
*	PChome Online, Inc.	35,268	41,306
	PCL Technologies, Inc.	27,379	81,401
	P-Duke Technology Co. Ltd.	23,968	62,198
	Pegatron Corp.	393,000	998,524
	Pegavision Corp.	13,684	149,286
	PharmaEngine, Inc.	27,000	75,562
*	PharmaEssentia Corp.	7,219	118,687
*	Phihong Technology Co. Ltd.	91,000	73,381
	Phison Electronics Corp.	44,000	615,236
	Phoenix Silicon International Corp.	42,000	171,632
	Phoenix Tours International, Inc.	12,000	22,138
*	Phytohealth Corp.	18,000	7,499
	Pixart Imaging, Inc.	39,000	261,805
	Planet Technology Corp.	14,000	62,841
	Plastron Precision Co. Ltd.	51,126	25,991

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Polytronics Technology Corp.	12,564	$16,833
	Posiflex Technology, Inc.	14,000	113,407
	Pou Chen Corp.	613,000	631,248
	Power Wind Health Industry, Inc.	11,968	49,505
#*	Powerchip Semiconductor Manufacturing Corp.	803,000	354,996
	Powertech Technology, Inc.	289,000	982,027
	Poya International Co. Ltd.	22,353	334,675
	President Chain Store Corp.	73,000	596,962
	President Securities Corp.	455,652	335,871
	Primax Electronics Ltd.	181,000	422,887
#	Prince Housing & Development Corp.	386,000	110,049
	Princeton Technology Corp.	41,000	15,522
	Pro Hawk Corp.	6,000	28,493
#	Promate Electronic Co. Ltd.	57,000	126,566
	Prosperity Dielectrics Co. Ltd.	35,086	38,897
	PSS Co. Ltd.	5,000	21,279
	Qisda Corp.	401,000	335,915
	QST International Corp.	33,285	56,002
	Qualipoly Chemical Corp.	21,000	35,798
	Quang Viet Enterprise Co. Ltd.	17,000	44,723
	Quanta Computer, Inc.	72,000	540,913
	Quanta Storage, Inc.	62,000	157,203
*	Quintain Steel Co. Ltd.	68,209	21,204
	Radiant Opto-Electronics Corp.	159,000	738,598
	Radium Life Tech Co. Ltd.	262,981	103,794
	Rafael Microelectronics, Inc.	3,821	11,971

		Shares	Value»
TAIWAN — (Continued)
#	Raydium Semiconductor Corp.	18,000	$183,044
	Realtek Semiconductor Corp.	39,000	641,124
	Rechi Precision Co. Ltd.	119,000	110,674
	Rexon Industrial Corp. Ltd.	39,000	38,917
	Rich Development Co. Ltd.	220,530	62,091
*	Right WAY Industrial Co. Ltd.	42,000	15,676
*	Ritek Corp.	284,084	94,686
	Rodex Fasteners Corp.	13,000	14,732
	Ruby Tech Corp.	13,390	17,654
	Ruentex Development Co. Ltd.	372,888	383,830
	Ruentex Engineering & Construction Co.	26,600	141,984
	Ruentex Industries Ltd.	165,904	285,113
	Run Long Construction Co. Ltd.	123,200	124,587
	Sakura Development Co. Ltd.	61,695	117,373
	Sampo Corp.	104,400	83,104
#	San Fang Chemical Industry Co. Ltd.	75,679	93,058
	San Fu Chemical Co. Ltd.	12,000	38,808
	San Lien Technology Corp. Ltd.	6,300	13,592
	San Shing Fastech Corp.	44,000	73,113
	Sanyang Motor Co. Ltd.	153,000	331,539
	Savior Lifetec Corp.	72,074	43,466
	SCI Pharmtech, Inc.	17,901	40,360
	Scientech Corp.	5,000	42,558
	ScinoPharm Taiwan Ltd.	70,000	41,126
	SciVision Biotech, Inc.	7,000	20,614
	SDI Corp.	40,000	89,668
	Sea Sonic Electronics Co. Ltd.	19,000	37,651
	Senao International Co. Ltd.	28,000	27,787
	Senao Networks, Inc.	11,630	64,173

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Sensortek Technology Corp.	9,000	$50,960
	Sercomm Corp.	85,000	278,575
	Sesoda Corp.	79,104	82,227
	Shanghai Commercial & Savings Bank Ltd.	538,903	794,703
	Sharehope Medicine Co. Ltd.	17,681	15,272
	Sheh Fung Screws Co. Ltd.	8,000	10,162
	Sheng Yu Steel Co. Ltd.	40,000	29,972
	ShenMao Technology, Inc.	21,000	38,424
	Shieh Yih Machinery Industry Co. Ltd.	28,000	24,761
	Shih Her Technologies, Inc.	19,000	58,922
*	Shih Wei Navigation Co. Ltd.	165,666	83,790
	Shihlin Electric & Engineering Corp.	64,000	286,941
*	Shihlin Paper Corp.	7,000	9,968
	Shin Hsiung Natural Gas Co. Ltd.	14,677	19,092
*	Shin Kong Financial Holding Co. Ltd.	3,422,879	1,263,092
	Shin Ruenn Development Co. Ltd.	20,950	41,024
	Shin Zu Shing Co. Ltd.	54,673	318,964
*	Shining Building Business Co. Ltd.	191,632	63,635
	Shinkong Insurance Co. Ltd.	78,000	260,481
	Shinkong Synthetic Fibers Corp.	548,000	214,264
	Shinkong Textile Co. Ltd.	27,000	34,754
	Shiny Chemical Industrial Co. Ltd.	30,360	126,464
	Shuttle, Inc.	77,000	40,545
	Sigurd Microelectronics Corp.	233,226	528,508
	Silergy Corp.	49,000	617,709
	Silicon Integrated Systems Corp.	87,000	132,604
	Simplo Technology Co. Ltd.	34,600	378,726

		Shares	Value»
TAIWAN — (Continued)
	Sinbon Electronics Co. Ltd.	60,064	$418,481
	Sincere Navigation Corp.	133,900	97,210
	Sinher Technology, Inc.	13,000	10,497
	Sinmag Equipment Corp.	17,420	80,537
	Sino-American Silicon Products, Inc.	197,000	682,930
	Sinon Corp.	180,000	225,798
	SinoPac Financial Holdings Co. Ltd.	1,945,782	1,300,215
	Sinopower Semiconductor, Inc.	7,000	20,049
	Sinphar Pharmaceutical Co. Ltd.	32,767	32,567
	Sinyi Realty, Inc.	80,544	70,354
	Sirtec International Co. Ltd.	42,800	38,788
	Sitronix Technology Corp.	51,000	337,947
	Siward Crystal Technology Co. Ltd.	64,000	41,974
	Soft-World International Corp.	21,000	65,690
#	Solar Applied Materials Technology Corp.	117,398	193,878
	Solteam, Inc.	11,849	17,899
	Sonix Technology Co. Ltd.	41,000	44,699
	Southeast Cement Co. Ltd.	63,000	36,388
	Speed Tech Corp.	28,000	36,150
	Sporton International, Inc.	26,330	138,084
	St. Shine Optical Co. Ltd.	18,000	96,931
	Standard Chemical & Pharmaceutical Co. Ltd.	32,000	58,383
	Standard Foods Corp.	95,402	100,661
	Stark Technology, Inc.	19,200	88,007
#	S-Tech Corp.	60,104	54,535
	Sumeeko Industries Co. Ltd.	8,000	20,556
*	Sun Yad Construction Co. Ltd.	59,432	27,207
	Sunfun Info Co. Ltd.	39,370	36,163

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sunjuice Holdings Co. Ltd.	5,000	$19,075
*	Sunko INK Co. Ltd.	55,250	20,620
	SunMax Biotechnology Co. Ltd.	11,000	162,496
	Sunny Friend Environmental Technology Co. Ltd.	23,737	58,386
	Sunonwealth Electric Machine Industry Co. Ltd.	76,000	206,096
	Sunplus Innovation Technology, Inc.	6,000	23,998
*	Sunplus Technology Co. Ltd.	183,000	122,837
	Sunrex Technology Corp.	34,561	56,884
	Sunspring Metal Corp.	41,351	34,167
	Superalloy Industrial Co. Ltd.	13,000	25,263
	Supreme Electronics Co. Ltd.	182,487	290,822
	Swancor Holding Co. Ltd.	20,000	46,384
	Sweeten Real Estate Development Co. Ltd.	24,719	24,109
	Symtek Automation Asia Co. Ltd.	16,730	81,158
	Syncmold Enterprise Corp.	45,000	112,277
	Synmosa Biopharma Corp.	76,091	76,881
	Synnex Technology International Corp.	300,250	666,116
	Syn-Tech Chem & Pharm Co. Ltd.	8,000	23,326
	Syscom Computer Engineering Co.	18,000	35,901
	Systex Corp.	51,000	192,715
	T3EX Global Holdings Corp.	35,039	77,526
	TA Chen Stainless Pipe	472,820	621,454
	Ta Ya Electric Wire & Cable	130,382	146,099
	Tah Hsin Industrial Corp.	16,011	32,841
	TA-I Technology Co. Ltd.	34,750	50,813

		Shares	Value»
TAIWAN — (Continued)
*	Tai Tung Communication Co. Ltd.	28,511	$18,717
	Taichung Commercial Bank Co. Ltd.	1,428,459	885,930
	TaiDoc Technology Corp.	16,471	69,023
#	Taiflex Scientific Co. Ltd.	73,280	102,393
	Taimide Tech, Inc.	34,450	54,777
	Tainan Enterprises Co. Ltd.	37,000	34,765
	Tainan Spinning Co. Ltd.	467,240	175,953
*	Tainergy Tech Co. Ltd.	16,000	5,018
	Tai-Saw Technology Co. Ltd.	27,000	16,658
#	Taishin Financial Holding Co. Ltd.	1,962,933	1,025,769
	TaiSol Electronics Co. Ltd.	17,000	26,358
*	Taisun Enterprise Co. Ltd.	69,000	44,621
	TAI-TECH Advanced Electronics Co. Ltd.	20,000	59,484
	Taiwan Business Bank	2,081,027	921,662
	Taiwan Chinsan Electronic Industrial Co. Ltd.	41,288	40,247
	Taiwan Cogeneration Corp.	139,728	178,543
	Taiwan Cooperative Financial Holding Co. Ltd.	1,434,319	1,095,489
	Taiwan Environment Scientific Co. Ltd.	19,000	12,700
	Taiwan FamilyMart Co. Ltd.	14,000	90,991
	Taiwan Fertilizer Co. Ltd.	231,000	370,529
	Taiwan Fire & Marine Insurance Co. Ltd.	96,000	103,149
	Taiwan FU Hsing Industrial Co. Ltd.	50,000	74,193
#*	Taiwan Glass Industry Corp.	400,046	176,054
	Taiwan High Speed Rail Corp.	306,000	259,782
	Taiwan Hon Chuan Enterprise Co. Ltd.	102,149	494,369

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	60,069	$59,897
††	Taiwan Land Development Corp.	269,666	4,237
	Taiwan Line Tek Electronic	31,390	20,967
#	Taiwan Mask Corp.	58,000	56,649
	Taiwan Mobile Co. Ltd.	462,000	1,640,334
	Taiwan Navigation Co. Ltd.	88,000	76,126
	Taiwan Optical Platform Co. Ltd.	5,000	12,542
	Taiwan Paiho Ltd.	103,000	188,180
	Taiwan PCB Techvest Co. Ltd.	101,000	95,031
	Taiwan Sakura Corp.	51,200	141,282
	Taiwan Sanyo Electric Co. Ltd.	28,000	33,235
	Taiwan Secom Co. Ltd.	88,000	315,793
	Taiwan Semiconductor Co. Ltd.	56,000	81,477
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	1,170,000	33,151,425
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	103,467	17,246,914
	Taiwan Shin Kong Security Co. Ltd.	74,560	95,441
	Taiwan Speciality Chemicals Corp.	6,000	33,136
*	Taiwan Styrene Monomer	119,000	33,532
#	Taiwan Surface Mounting Technology Corp.	78,800	252,507
	Taiwan Taxi Co. Ltd.	11,292	47,421
*	Taiwan TEA Corp.	281,000	144,110
	Taiwan Union Technology Corp.	72,000	307,131
#	Taiwan-Asia Semiconductor Corp.	117,889	80,306
	Taiyen Biotech Co. Ltd.	42,000	41,298
#*	Tatung Co. Ltd.	318,000	404,385
	TCC Group Holdings Co. Ltd.	923,102	857,846

		Shares	Value»
TAIWAN — (Continued)
	TCI Co. Ltd.	30,256	$140,681
	Te Chang Construction Co. Ltd.	29,000	51,930
	Teco Electric & Machinery Co. Ltd.	440,000	674,302
	Tehmag Foods Corp.	8,560	80,993
	Tera Autotech Corp.	29,187	20,774
	Test Research, Inc.	42,000	140,776
	Test Rite International Co. Ltd.	62,000	39,522
	Thermaltake Technology Co. Ltd.	19,000	16,458
	Thinking Electronic Industrial Co. Ltd.	24,000	96,052
	Thye Ming Industrial Co. Ltd.	44,800	100,467
	Ton Yi Industrial Corp.	273,000	154,587
	Tong Hsing Electronic Industries Ltd.	67,233	222,843
	Tong Yang Industry Co. Ltd.	129,000	530,797
	Tong-Tai Machine & Tool Co. Ltd.	85,060	66,518
	Top Union Electronics Corp.	24,539	25,038
	Topco Scientific Co. Ltd.	50,288	386,295
	Topco Technologies Corp.	8,000	16,176
	Topkey Corp.	26,000	147,649
	Topoint Technology Co. Ltd.	65,200	54,819
	Toung Loong Textile Manufacturing	15,840	8,559
*	TPK Holding Co. Ltd.	114,000	109,669
	Trade-Van Information Services Co.	11,000	30,364
#	Transcend Information, Inc.	57,000	179,165
	Transcom, Inc.	9,680	31,604
	Tripod Technology Corp.	149,000	860,287
	Trusval Technology Co. Ltd.	7,000	40,984
	TSC Auto ID Technology Co. Ltd.	10,680	61,868
#	TSEC Corp.	149,790	73,408
	TSRC Corp.	201,000	117,855
	Ttet Union Corp.	12,000	56,691
	TTFB Co. Ltd.	4,989	30,528

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	TTY Biopharm Co. Ltd.	60,000	$144,789
*	Tul Corp.	19,000	35,513
	Tung Ho Steel Enterprise Corp.	248,570	501,986
	Tung Thih Electronic Co. Ltd.	20,900	43,615
	TURVO International Co. Ltd.	10,410	56,790
#	TXC Corp.	99,000	275,011
#	TYC Brother Industrial Co. Ltd.	116,000	175,607
	Tycoons Group Enterprise	100,991	25,872
	Tyntek Corp.	110,000	54,856
#	TZE Shin International Co. Ltd.	42,000	26,277
*	U-BEST Innovative Technology Co. Ltd.	32,000	14,820
	UDE Corp.	34,000	87,121
	U-Ming Marine Transport Corp.	189,000	310,402
	Unic Technology Corp.	28,000	25,761
	Unimicron Technology Corp.	379,000	1,118,075
#	Union Bank of Taiwan	720,360	374,863
*	Union Insurance Co. Ltd.	11,000	9,961
	Uni-President Enterprises Corp.	1,009,560	2,426,137
	Unitech Computer Co. Ltd.	14,000	16,858
*	Unitech Printed Circuit Board Corp.	208,079	157,571
*	United Alloy-Tech Co.	16,000	23,244
	United Integrated Services Co. Ltd.	47,000	648,480
	United Microelectronics Corp. (2303 TT)	847,000	1,188,553
	United Orthopedic Corp.	24,422	68,261
	United Recommend International Co. Ltd.	16,858	25,159
*	United Renewable Energy Co. Ltd.	509,206	136,964
*††	Unity Opto Technology Co. Ltd.	186,000	0
	Univacco Technology, Inc.	17,000	26,169

		Shares	Value»
TAIWAN — (Continued)
	Universal Cement Corp.	213,397	$186,796
	Universal Vision Biotechnology Co. Ltd.	15,476	86,599
	UPC Technology Corp.	248,221	64,675
	UPI Semiconductor Corp.	4,000	22,995
	Userjoy Technology Co. Ltd.	9,794	28,806
#	USI Corp.	268,204	85,712
	Utechzone Co. Ltd.	15,000	43,627
	UVAT Technology Co. Ltd.	9,000	21,071
	Value Valves Co. Ltd.	10,000	26,766
	Vanguard International Semiconductor Corp.	264,146	745,687
	Ve Wong Corp.	18,000	21,467
	Ventec International Group Co. Ltd.	21,000	44,642
	Via Technologies, Inc.	54,000	122,569
	Viking Tech Corp.	16,000	15,780
	Visco Vision, Inc.	13,000	66,920
	VisEra Technologies Co. Ltd.	20,000	126,903
	Visual Photonics Epitaxy Co. Ltd.	42,500	132,693
	Vivotek, Inc.	9,000	33,002
	Vizionfocus, Inc.	5,000	31,449
	Voltronic Power Technology Corp.	15,442	724,095
#	Wafer Works Corp.	203,248	128,064
#	Waffer Technology Corp.	44,789	70,090
	Wah Hong Industrial Corp.	27,000	28,030
	Wah Lee Industrial Corp.	76,500	227,739
	Walsin Lihwa Corp.	669,038	433,407
#	Walsin Technology Corp.	105,398	258,948
	Walton Advanced Engineering, Inc.	127,000	48,877
	Wan Hai Lines Ltd.	136,500	354,787
*	We&Win Diversification Co. Ltd.	7,000	4,837
	WEI Chih Steel Industrial Co. Ltd.	43,000	24,598
	Wei Chuan Foods Corp.	104,000	52,889

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Weikeng Industrial Co. Ltd.	134,734	$138,259
	Well Shin Technology Co. Ltd.	34,000	62,048
	Welldone Co.	8,000	12,569
	Wholetech System Hitech Ltd.	19,000	51,557
#*	Win Semiconductors Corp.	112,840	319,948
*	Winbond Electronics Corp.	961,936	476,831
	Winmate, Inc.	13,000	55,548
	Winstek Semiconductor Co. Ltd.	28,000	79,129
	WinWay Technology Co. Ltd.	4,000	106,247
#	Wisdom Marine Lines Co. Ltd.	158,236	299,342
#	Wiselink Co. Ltd.	24,795	72,884
#	Wistron Corp.	448,288	1,438,447
	Wistron NeWeb Corp.	112,796	444,839
	WITS Corp.	10,329	32,313
	Wiwynn Corp.	22,000	1,323,988
	Wonderful Hi-Tech Co. Ltd.	44,357	50,741
	Wowprime Corp.	35,184	244,776
	WPG Holdings Ltd.	425,520	901,500
	WT Microelectronics Co. Ltd.	122,829	449,931
	WUS Printed Circuit Co. Ltd.	70,735	85,632
	XinTec, Inc.	16,000	67,097
	X-Legend Entertainment Co. Ltd.	8,000	24,169
	Xxentria Technology Materials Corp.	60,813	96,583
	Ya Horng Electronic Co. Ltd.	6,000	11,136
	Yageo Corp.	59,293	850,154
	Yang Ming Marine Transport Corp.	243,215	519,623
	Yankey Engineering Co. Ltd.	18,022	227,457
	YC INOX Co. Ltd.	127,511	84,870
	Yea Shin International Development Co. Ltd.	106,352	113,199
	Yem Chio Co. Ltd.	153,936	77,662
	Yen Sun Technology Corp.	11,000	14,462

		Shares	Value»
TAIWAN — (Continued)
*	Yeong Guan Energy Technology Group Co. Ltd.	48,096	$44,132
	YFC-Boneagle Electric Co. Ltd.	32,321	22,249
	YFY, Inc.	469,000	382,975
	Yi Jinn Industrial Co. Ltd.	97,440	51,910
#	Yieh Phui Enterprise Co. Ltd.	373,536	184,778
	Yonyu Plastics Co. Ltd.	28,000	18,138
	Young Fast Optoelectronics Co. Ltd.	30,000	47,378
*	Young Optics, Inc.	14,000	19,566
	Youngtek Electronics Corp.	30,160	58,252
	Yuan High-Tech Development Co. Ltd.	6,000	26,775
	Yuanta Financial Holding Co. Ltd.	1,652,336	1,618,893
	Yuanta Futures Co. Ltd.	32,099	82,572
	Yuen Foong Yu Consumer Products Co. Ltd.	35,000	45,184
#	Yulon Finance Corp.	103,223	348,740
	Yulon Motor Co. Ltd.	229,536	282,702
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	14,000	32,983
#	Yungshin Construction & Development Co. Ltd.	30,000	116,548
	YungShin Global Holding Corp.	51,800	106,241
	Yusin Holding Corp.	6,643	22,576
	Zeng Hsing Industrial Co. Ltd.	23,635	73,592
	Zenitron Corp.	78,000	77,587
	Zero One Technology Co. Ltd.	40,528	159,476
	Zhen Ding Technology Holding Ltd.	199,400	610,844
*	Zig Sheng Industrial Co. Ltd.	168,000	50,401
	ZillTek Technology Corp.	8,000	54,582
*	Zinwell Corp.	137,000	50,678

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Zippy Technology Corp.	45,000	$74,884
	Zyxel Group Corp.	108,944	102,542

TOTAL TAIWAN			230,863,399

THAILAND — (0.4%)
	AAPICO Hitech PCL (AH/F TB)	71,300	25,613
*	Absolute Clean Energy PCL	1,035,800	41,240
	Advanced Info Service PCL	74,900	661,443
	Advanced Information Technology PCL, Class F	290,300	35,978
	AEON Thana Sinsap Thailand PCL	29,800	94,115
	After You PCL	82,900	22,335
	Airports of Thailand PCL	115,300	132,023
	Allianz Ayudhya Capital PCL	9,200	9,157
	Amata Corp. PCL	237,000	105,002
	AP Thailand PCL	765,200	183,254
	Asia Plus Group Holdings PCL	679,600	39,264
	Asia Sermkij Leasing PCL	19,000	4,067
	Asian Sea Corp. PCL	80,200	18,486
	Asset World Corp. PCL	915,100	60,267
*	Assetwise PCL	49,300	9,372
	B Grimm Power PCL	143,200	48,441
	Bangchak Corp. PCL	348,900	373,392
	Bangchak Sriracha PCL	168,500	26,482
	Bangkok Airways PCL	108,200	51,825
	Bangkok Bank PCL (BBLF TB)	136,900	573,746
	Bangkok Bank PCL (BBLR TB), NVDR	14,800	62,027
#	Bangkok Chain Hospital PCL	173,900	78,608
#	Bangkok Commercial Asset Management PCL	511,200	97,175
	Bangkok Dusit Medical Services PCL, Class F	618,200	444,149
#	Bangkok Expressway & Metro PCL	783,640	138,407
	Bangkok Land PCL	3,710,800	45,545

		Shares	Value»
THAILAND — (Continued)
	Bangkok Life Assurance PCL, NVDR	92,300	$46,419
	Banpu PCL	1,931,033	248,569
	Banpu Power PCL	99,800	20,614
	BCPG PCL	240,000	49,214
	BEC World PCL	309,452	37,425
#	Berli Jucker PCL	167,550	119,374
	Betagro PCL	74,000	52,501
*	Better World Green PCL	1,758,200	13,685
	BKI Holdings PCL	15,100	127,472
	Bluebik Group PCL	12,900	11,102
*	BTS Group Holdings PCL	440,300	66,562
	Bumrungrad Hospital PCL	60,900	300,808
#	Cal-Comp Electronics Thailand PCL, Class F	656,343	116,906
	Carabao Group PCL	45,100	84,381
	Central Pattana PCL	154,700	235,025
	Central Plaza Hotel PCL	77,700	58,150
	Central Retail Corp. PCL	244,175	173,236
	CH Karnchang PCL	232,300	100,138
	Charoen Pokphand Foods PCL	451,977	358,551
#	Chularat Hospital PCL	1,069,900	57,010
	CK Power PCL	429,400	34,707
	Com7 PCL	208,300	128,453
	CP ALL PCL	144,800	223,236
	CP Axtra PCL	73,228	55,351
	Delta Electronics Thailand PCL	175,300	514,276
	Dhipaya Group Holdings PCL	151,100	87,299
	Diamond Building Products PCL	85,800	14,897
	Dohome PCL	78,089	12,623
	Don Muang Tollway PCL	33,300	10,068
	Dynasty Ceramic PCL	989,220	46,196
	Eastern Polymer Group PCL	259,000	20,624
	Ekachai Medical Care PCL	97,682	18,276
	Electricity Generating PCL	36,100	112,390
#*	Energy Absolute PCL	841,000	54,883
	Erawan Group PCL	614,700	41,955

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
#	Exotic Food PCL	42,200	$20,592
	Forth Corp. PCL	108,900	30,644
	Frasers Property Thailand PCL	25,000	4,902
	GFPT PCL	118,400	35,798
	Global Green Chemicals PCL	9,500	1,291
	Global Power Synergy PCL	90,531	84,691
*	Gulf Development PCL	99,189	145,495
	Gunkul Engineering PCL	948,800	45,161
	Haad Thip PCL	60,800	30,031
	Hana Microelectronics PCL	127,600	73,722
	Heng Leasing & Capital PCL	169,400	5,173
	Home Product Center PCL	768,920	195,654
#	Ichitan Group PCL	223,800	80,395
	Index Livingmall PCL	63,600	26,845
	Indorama Ventures PCL	169,601	96,465
#	IRPC PCL	3,937,200	102,540
	IT City PCL	21,800	2,271
#	I-TAIL Corp. PCL	61,200	23,634
*	Italian-Thai Development PCL	1,448,300	12,140
#*	Jasmine International PCL	294,150	13,384
*	Jasmine Technology Solution PCL	12,300	15,005
#	Jaymart Group Holdings PCL	101,700	26,030
#	JMT Network Services PCL	184,980	76,417
	Karmarts PCL	394,800	112,277
	Kasikornbank PCL (KBANKF TB)	27,800	132,738
	KCE Electronics PCL	207,800	108,239
	KGI Securities Thailand PCL	504,800	59,539
#	Khon Kaen Sugar Industry PCL	625,296	28,452
	Kiatnakin Phatra Bank PCL	73,700	110,313
	Krung Thai Bank PCL	502,800	328,126
#	Krungthai Card PCL	128,800	179,291
	Lalin Property PCL	23,700	3,547
	Land & Houses PCL (LHF TB)	1,263,700	160,398
	LH Financial Group PCL	1,555,400	36,318

		Shares	Value»
THAILAND — (Continued)
	Loxley PCL	909,200	$28,306
	LPN Development PCL	565,100	34,172
	Major Cineplex Group PCL	140,100	41,730
	Malee Group PCL	56,000	11,651
	MBK PCL	284,412	131,116
	MC Group PCL	93,300	28,209
	MCS Steel PCL	101,800	23,618
#	Mega Lifesciences PCL	117,700	106,584
	Minor International PCL	460,546	368,795
	MK Restaurants Group PCL	87,300	49,654
*	Mono Next PCL	199,600	9,859
	Moshi Moshi Retail Corp. PLC	9,100	11,578
	Muangthai Capital PCL	103,400	139,291
	Netbay PCL	27,100	16,387
	Ngern Tid Lor PCL	234,268	84,156
	Noble Development PCL	285,199	18,100
	Nonthavej Hospital PCL	10,100	8,012
	Northeast Rubber PCL	455,400	55,894
	NSL Foods PCL	14,900	14,831
	Osotspa PCL	210,800	99,705
#	Plan B Media PCL	782,564	112,447
*	Platinum Group PCL, Class F	367,600	15,406
	Polyplex Thailand PCL	171,000	55,797
	Praram 9 Hospital PCL	83,800	62,715
#	Precious Shipping PCL	252,100	44,526
	Prima Marine PCL	355,600	63,338
	Property Perfect PCL	2,100,385	6,916
	Pruksa Holding PCL	247,300	35,535
	PTG Energy PCL	374,700	79,079
	PTT Exploration & Production PCL	219,900	654,993
	PTT Global Chemical PCL	441,400	228,595
#	PTT Oil & Retail Business PCL	296,300	128,614
	PTT PCL	1,252,500	1,162,326
	Quality Houses PCL	2,391,732	107,397
*	Rabbit Holdings PCL, Class F	2,875,634	26,686

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Rajthanee Hospital PCL	75,000	$29,636
#	Ratch Group PCL	162,300	127,537
	Ratchaphruek Hospital PCL	70,600	11,624
	Ratchthani Leasing PCL	855,510	37,647
#	Regional Container Lines PCL	140,400	96,248
	Rojana Industrial Park PCL	322,357	56,452
	S Hotels & Resorts PCL	530,400	26,992
	Sabina PCL	43,885	24,567
	Saha Pathana Inter-Holding PCL	18,900	36,069
	Saha Pathanapibul PCL	6,200	10,997
	Sahamitr Pressure Container PCL	69,300	17,426
	Saha-Union PCL	22,400	19,279
	Saksiam Leasing PCL	176,300	20,477
*	Samart Corp. PCL	126,000	26,215
	Sansiri PCL	4,857,500	202,123
#	Sappe PCL	33,800	35,667
	SC Asset Corp. PCL	852,625	59,215
	SCB X PCL	51,200	182,392
††	SCG Ceramics PCL	312,000	1,775
	SCG Packaging PCL	164,800	69,561
#	SCGJWD Logistics PCL	77,700	18,375
	Sermsang Power Corp. Co. Ltd.	81,457	11,705
	Siam Cement PCL, NVDR	3,600	17,243
	Siam Cement PCL	75,700	362,580
	Siam Global House PCL	193,489	40,835
	Siam Wellness Group PCL	183,000	21,036
	Siamgas & Petrochemicals PCL	221,200	46,021
	Sikarin PCL, Class F	149,100	30,351
*	Singer Thailand PCL	51,800	10,002
	SISB PCL	63,800	35,333
*	SKY ICT PCL	62,300	27,602
	Somboon Advance Technology PCL	74,100	25,732
	SPCG PCL	175,825	41,581
#	Sri Trang Agro-Industry PCL	243,040	98,220

		Shares	Value»
THAILAND — (Continued)
	Sri Trang Gloves Thailand PCL	261,300	$53,973
#	Srinanaporn Marketing PCL	160,000	58,434
	Srisawad Capital 1969 PCL, Class F	209,300	9,712
	Srisawad Corp. PCL	150,213	137,150
	Srivichai Vejvivat PCL.	36,300	7,607
	Star Petroleum Refining PCL	482,813	78,771
*	STP & I PCL	412,920	30,903
#	Supalai PCL	303,900	143,740
*	Super Energy Corp. PCL	5,584,020	23,403
	SVI PCL	101,500	23,852
	TAC Consumer PCL	98,800	13,605
#	Taokaenoi Food & Marketing PCL, Class F	197,000	43,640
	Thai Life Insurance PCL	153,300	56,446
	Thai Oil PCL	241,284	193,215
	Thai Stanley Electric PCL (STANLY/F TB), Class F	8,800	57,429
	Thai Union Group PCL	686,200	221,852
	Thai Vegetable Oil PCL	55,450	37,680
#*	Thaicom PCL	188,200	51,268
	Thaifoods Group PCL	489,900	78,460
	Thanachart Capital PCL	97,700	139,655
#	Thoresen Thai Agencies PCL	544,900	67,205
	Tipco Asphalt PCL (TASCO/F TB)	132,881	59,668
	TIPCO Foods PCL	96,200	27,070
#	Tisco Financial Group PCL (TISCO/F TB)	37,100	109,118
	Tisco Financial Group PCL (TISCOR TB), NVDR	31,000	91,177
	TKS Technologies PCL	86,100	14,563
	TMBThanachart Bank PCL	2,923,949	160,180
	TOA Paint Thailand PCL	134,000	40,916
#	TPI Polene PCL	2,384,500	67,099
	TPI Polene Power PCL	801,627	50,394
	TQM Alpha PCL	74,800	37,171
	Triple i Logistics PCL	38,800	5,436

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	True Corp. PCL, NVDR	154,200	$55,855
*	True Corp. PCL	709,593	257,030
	TTW PCL	254,500	67,044
	Union Auction PCL	164,600	35,477
	United Paper PCL	73,700	16,768
	Univanich Palm Oil PCL	213,600	58,507
#*	VGI PCL	515,200	35,164
	WHA Corp. PCL	1,220,600	110,349
	WHA Utilities & Power PCL	205,600	20,434
#*	Xspring Capital PCL	1,577,100	37,769

TOTAL THAILAND			18,271,029

TURKEY — (0.2%)
	Akbank TAS	431,233	547,976
	Akcansa Cimento AS	2,348	8,578
	Aksa Akrilik Kimya Sanayii AS	254,208	63,244
	Aksa Enerji Uretim AS	23,194	18,793
*	Aksigorta AS	75,104	11,799
#	Alarko Holding AS	38,338	91,889
	Albaraka Turk Katilim Bankasi AS	411,937	64,590
*	Alkim Alkali Kimya AS.	53,714	20,510
	Anadolu Anonim Turk Sigorta Sirketi	41,304	93,924
	Anadolu Efes Biracilik Ve Malt Sanayii AS	13,237	55,051
	Anadolu Hayat Emeklilik AS	37,705	78,767
*	Arcelik AS	4,722	13,994
	ARD Grup Bilisim Teknolojileri AS	21,045	13,802
	Aselsan Elektronik Sanayi Ve Ticaret AS	20,836	73,403
	Aygaz AS	2,288	7,614
*	Bera Holding AS	237,186	89,777
	BIM Birlesik Magazalar AS	9,443	110,939
*	Biotrend Cevre VE Enerji Yatirimlari AS	18,642	8,860
	Borusan Yatirim ve Pazarlama AS	421	23,292
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	3,447	7,789
	Bursa Cimento Fabrikasi AS	47,810	9,530

		Shares	Value»
TURKEY — (Continued)
	Celebi Hava Servisi AS	350	$22,954
	Cemtas Celik Makina Sanayi Ve Ticaret AS	34,288	15,141
	Coca-Cola Icecek AS	66,132	89,740
	Deva Holding AS	4,903	7,233
	Dogan Sirketler Grubu Holding AS	492,406	200,033
#	Dogus Otomotiv Servis ve Ticaret AS	2,591	13,193
	Eczacibasi Yatirim Holding Ortakligi AS	2,051	9,251
	EGE Endustri VE Ticaret AS	118	27,375
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	41,357	47,260
Ω	Enerjisa Enerji AS	30,781	43,391
#	Enka Insaat ve Sanayi AS	92,855	154,919
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,914	7,858
	Eregli Demir ve Celik Fabrikalari TAS	162,654	95,513
	Escar Turizm Tasimacilik Ticaret AS	14,254	24,819
*	Europen Endustri Insaat Sanayi VE Ticaret AS	70,490	9,767
*	Fenerbahce Futbol AS	1	1
#	Ford Otomotiv Sanayi AS	1,638	37,792
	Global Yatirim Holding AS	360,837	69,131
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	53,484	24,132
*	GSD Holding AS	65,759	7,186
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	24,192	41,949
*	Is Finansal Kiralama AS	84,577	27,761
	Is Yatirim Menkul Degerler AS	123,776	116,019

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Jantsa Jant Sanayi Ve Ticaret AS	14,466	$8,063
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	14,044	11,140
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	38,641	38,947
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	198,891	120,739
#	KOC Holding AS	53,668	193,228
	Kocaer Celik Sanayi Ve Ticaret AS	27,412	8,789
*	Konya Cimento Sanayii AS	70	11,000
*	Kordsa Teknik Tekstil AS	17,841	25,587
*	Koza Anadolu Metal Madencilik Isletmeleri AS	19,377	43,717
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	22,284	9,030
*	Margun Enerji Uretim Sanayi VE Ticaret AS	17,170	11,858
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	138,112	116,300
#*	MIA Teknoloji AS	19,115	17,385
	Migros Ticaret AS	4,758	59,333
*Ω	MLP Saglik Hizmetleri AS	5,480	46,649
*	NET Holding AS	46,404	44,298
	Nuh Cimento Sanayi AS	6,465	41,084
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	119,899	15,077
*	Orge Enerji Elektrik Taahhut AS	5,154	13,279
*	Oyak Cimento Fabrikalari AS	68,721	42,066
*	Pegasus Hava Tasimaciligi AS	42,673	248,175
*	Petkim Petrokimya Holding AS	190,463	80,271

		Shares	Value»
TURKEY — (Continued)
*	Politeknik Metal Sanayi ve Ticaret AS	48	$7,871
*	Ral Yatirim Holding AS	7,326	22,445
*	Reysas Tasimacilik ve Lojistik Ticaret AS	42,672	16,386
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	74,551	36,501
*	Sasa Polyester Sanayi AS	4	1
	Sekerbank Turk AS	297,514	40,171
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	62,356	104,303
	Sok Marketler Ticaret AS	46,219	45,338
	Suwen Tekstil Sanayi Pazarlama AS	29,210	8,086
*	TAV Havalimanlari Holding AS	10,591	63,044
*	Tekfen Holding AS	67,495	240,417
*	Teknosa Ic Ve Dis Ticaret AS	29,428	18,210
#	Tofas Turk Otomobil Fabrikasi AS	16,778	87,744
*	Tumosan Motor ve Traktor Sanayi AS	5,955	12,906
#*	Turk Altin Isletmeleri AS	30,310	19,725
*	Turk Hava Yollari AO	66,244	491,525
*	Turk Telekomunikasyon AS	70,630	96,487
	Turk Traktor ve Ziraat Makineleri AS	510	8,053
	Turkcell Iletisim Hizmetleri AS	164,166	385,060
#	Turkiye Garanti Bankasi AS	48,988	131,676
	Turkiye Is Bankasi AS, Class C	1,235,332	332,607
#	Turkiye Petrol Rafinerileri AS	92,661	301,178
*	Turkiye Sinai Kalkinma Bankasi AS	135,650	37,005
	Turkiye Sise ve Cam Fabrikalari AS	216,994	193,874
*	Turkiye Vakiflar Bankasi TAO, Class D	70,573	38,214

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Ulker Biskuvi Sanayi AS	24,539	$68,247
*	Vestel Elektronik Sanayi ve Ticaret AS	32,970	34,755
*	Yapi ve Kredi Bankasi AS	587,344	349,314
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	61,645	37,257
*	Zorlu Enerji Elektrik Uretim AS	297,691	24,815

TOTAL TURKEY			6,965,769

UNITED ARAB EMIRATES — (0.5%)
	Abu Dhabi Commercial Bank PJSC	414,384	1,313,120
	Abu Dhabi Islamic Bank PJSC	386,084	1,922,223
	Abu Dhabi National Hotels	1,632,177	231,407
	Abu Dhabi National Insurance Co. PSC	30,930	51,977
	Abu Dhabi National Oil Co. for Distribution PJSC	663,318	608,704
*	Abu Dhabi Ports Co. PJSC	229,769	248,687
	Abu Dhabi Ship Building Co. PJSC	20,468	33,695
	ADNOC Drilling Co. PJSC	358,586	478,418
	Agility Global PLC	682,622	228,297
	Agthia Group PJSC	116,608	143,556
	Air Arabia PJSC	766,156	728,981
	Ajman Bank PJSC	257,469	105,880
*	AL Seer Marine Supplies & Equipment Co. LLC	68,709	54,713
	Aldar Properties PJSC	150,742	339,464
	Alpha Dhabi Holding PJSC	47,419	146,223
	Amanat Holdings PJSC	473,891	139,275
	Americana Restaurants International PLC - Foreign Co.	856,240	526,673
*	Amlak Finance PJSC	316,009	72,500
*††	Arabtec Holding PJSC	67,000	0

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Aramex PJSC	223,999	$169,641
*	Bank of Sharjah	101,412	25,352
	Burjeel Holdings PLC	329,970	135,722
	Dana Gas PJSC	1,875,286	380,406
	Deyaar Development PJSC	530,218	133,194
	Dubai Electricity & Water Authority PJSC	452,504	330,189
	Dubai Financial Market PJSC	461,958	172,358
	Dubai Investments PJSC	868,434	549,362
	Dubai Islamic Bank PJSC	619,453	1,276,253
	Emaar Development PJSC	415,278	1,513,366
	Emaar Properties PJSC	913,989	3,265,913
	Emirates Central Cooling Systems Corp.	704,662	309,670
	Emirates Driving Co.	104,206	69,448
	Emirates Integrated Telecommunications Co. PJSC	208,587	494,449
	Emirates NBD Bank PJSC	370,341	2,072,605
*	Emirates Reem Investments PJSC	18,399	13,558
	Emirates Telecommunications Group Co. PJSC	196,636	931,809
*	EMSTEEL Building Materials PJSC	609,028	192,553
*	Eshraq Investments PJSC	555,277	68,986
	Fertiglobe PLC	347,880	215,254
	First Abu Dhabi Bank PJSC	376,780	1,541,636
*	Ghitha Holding PJSC	14,099	68,567
*	Gulf Navigation Holding PJSC	41,242	60,570
*	Gulf Pharmaceutical Industries PSC	102,715	38,382
*	Manazel PJSC	560,892	53,905
*	Modon Holding PSC	37,995	31,599
*	Multiply Group PJSC	754,878	443,514
	National Bank of Ras Al-Khaimah PSC	9,222	17,073
	National Central Cooling Co. PJSC	124,456	89,453

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	National Corp. for Tourism & Hotels	86,901	$57,706
	Palms Sports PrJSC	10,658	18,783
*	Presight AI Holding PLC	79,113	41,766
*	RAK Properties PJSC	448,701	155,413
	Ras Al Khaimah Ceramics PJSC	182,772	123,839
	Salik Co. PJSC	319,949	440,828
*	Space42 PLC	314,767	142,256
	Taaleem Holdings PJSC	29,415	29,108
	TECOM Group PJSC	110,219	93,670
*	Union Properties PJSC	961,862	149,228

TOTAL UNITED ARAB EMIRATES			23,291,177

UNITED KINGDOM — (8.0%)
	3i Group PLC	57,038	3,233,542
	4imprint Group PLC	9,889	452,953
	Aberdeen Group PLC	621,195	1,226,864
*	Accesso Technology Group PLC	1,225	7,781
*	Accsys Technologies PLC	1,612	950
	Admiral Group PLC	36,517	1,588,214
	Advanced Medical Solutions Group PLC	48,082	123,888
	AG Barr PLC	27,400	253,540
Ω	Airtel Africa PLC	262,435	600,581
	AJ Bell PLC	107,407	611,279
Ω	Alfa Financial Software Holdings PLC	42,001	124,873
	Allfunds Group PLC	121,224	684,361
*	Alliance Pharma PLC	108,493	93,540
	Anglo American PLC	140,360	3,831,601
	Anglo-Eastern Plantations PLC	7,046	71,606
	Anglogold Ashanti PLC (AU US)	43,909	1,851,203
	Antofagasta PLC	26,624	584,278
*	AO World PLC	78,261	102,727
	Ashmore Group PLC	100,159	193,552
	Ashtead Group PLC	59,713	3,196,581
	Ashtead Technology Holdings PLC	15,209	101,424
#*	ASOS PLC	16,329	62,711
	Associated British Foods PLC	38,722	1,067,378

		Shares	Value»
UNITED KINGDOM — (Continued)
#*Ω	Aston Martin Lagonda Global Holdings PLC	39,203	$35,339
	AstraZeneca PLC (AZN LN)	47,070	6,743,568
	AstraZeneca PLC (AZN US), Sponsored ADR	92,295	6,625,858
	Atalaya Mining Copper SA	44,749	218,216
*	Auction Technology Group PLC	19,370	150,840
Ω	Auto Trader Group PLC	163,366	1,835,393
	Aviva PLC	261,096	1,956,238
	Avon Technologies PLC	4,262	77,472
	Babcock International Group PLC	167,748	1,807,113
	BAE Systems PLC	101,491	2,352,829
Ω	Bakkavor Group PLC	69,648	160,003
	Balfour Beatty PLC	170,034	1,039,992
	Barclays PLC (BARC LN)	1,157,795	4,612,240
	Barratt Redrow PLC	387,669	2,416,802
	Beazley PLC	239,062	2,832,566
	Begbies Traynor Group PLC	13,528	16,521
	Bellway PLC	42,909	1,540,507
	Berkeley Group Holdings PLC	24,000	1,337,837
	Bloomsbury Publishing PLC	23,687	188,479
	Bodycote PLC	41,690	265,141
#*	boohoo Group PLC	178,266	51,452
	BP PLC (BP LN)	266,095	1,228,665
	BP PLC (BP US), Sponsored ADR	320,952	8,813,342
	Braemar PLC	11,607	35,019
	Breedon Group PLC	79,543	457,632
Ω	Bridgepoint Group PLC	42,049	150,738
	British American Tobacco PLC (BATS LN)	137,570	5,992,322
#	Brooks Macdonald Group PLC	3,134	61,194
	BT Group PLC	1,724,496	4,002,479
	Bunzl PLC	21,182	665,634
	Burberry Group PLC	97,974	954,147
	Burford Capital Ltd.	36,351	497,500
	Bytes Technology Group PLC (BYI SJ)	15,371	104,138

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Bytes Technology Group PLC (BYIT LN)	76,000	$516,811
	Capital Ltd	80,305	72,203
	Capricorn Energy PLC	30,070	99,537
	Card Factory PLC	107,748	136,558
*	Carnival PLC (CCL LN)	4,905	82,331
	Castings PLC	1,541	5,266
	Central Asia Metals PLC	66,130	135,692
	Centrica PLC	1,621,757	3,472,233
	Chemring Group PLC	38,755	207,004
	Chesnara PLC	56,933	195,432
	Clarkson PLC	5,180	227,679
*	Close Brothers Group PLC	42,193	183,485
Ω	CMC Markets PLC	32,124	104,291
	Coats Group PLC	473,049	458,113
	Coca-Cola Europacific Partners PLC	33,278	2,998,122
	Cohort PLC	4,887	89,976
	Compass Group PLC	102,564	3,457,915
	Computacenter PLC	24,868	804,311
	Conduit Holdings Ltd	20,557	94,626
Ω	ConvaTec Group PLC	173,830	604,348
	Costain Group PLC	67,870	99,410
	Cranswick PLC	13,296	920,227
	Crest Nicholson Holdings PLC	104,000	250,489
	Croda International PLC	7,087	279,759
*	Currys PLC	527,609	781,937
	CVS Group PLC	19,684	282,893
*	De La Rue PLC	47,772	82,411
*	DFS Furniture PLC	79,112	154,126
	Diageo PLC (DEO US), Sponsored ADR	17,152	1,921,367
	Diageo PLC (DGE LN)	34,410	966,246
	Diploma PLC	10,829	574,603
	Direct Line Insurance Group PLC	437,042	1,650,708
	DiscoverIE Group PLC	19,238	145,800
	Diversified Energy Co. PLC (DEC LN)	8,438	106,296
	Domino’s Pizza Group PLC	74,727	268,804
	dotdigital group PLC	66,383	73,434
	Dowlais Group PLC	425,460	330,082
	Dr. Martens PLC	55,801	41,127

		Shares	Value»
UNITED KINGDOM — (Continued)
	Drax Group PLC	135,304	$1,116,116
	Dunelm Group PLC	43,470	638,366
	easyJet PLC	69,018	457,592
	Ecora Resources PLC	55,621	40,540
*	EKF Diagnostics Holdings PLC	10,269	2,947
	Elementis PLC	141,938	238,573
#	Endeavour Mining PLC	78,484	2,126,342
#	Energean PLC	56,583	670,319
*	EnQuest PLC	686,836	124,838
	Entain PLC	112,907	965,235
	Epwin Group PLC	22,733	28,043
	Essentra PLC	68,719	82,600
*††	Evraz PLC	100,308	0
	Experian PLC	95,845	4,768,389
	FDM Group Holdings PLC	36,240	108,443
	Firstgroup PLC	307,314	708,851
	Flowtech Fluidpower PLC	12,279	8,778
	Foresight Group Holdings Ltd	22,346	110,938
Ω	Forterra PLC	51,264	127,801
	Foxtons Group PLC	89,171	70,457
*	Frasers Group PLC	33,822	299,055
	Fresnillo PLC	56,493	757,151
	Fuller Smith & Turner PLC, Class A	14,301	107,376
#*	Fund Technologies PLC	3,342	79,534
*Ω	Funding Circle Holdings PLC	61,038	92,759
	Future PLC	36,681	348,840
	Galliford Try Holdings PLC	20,826	108,339
	Games Workshop Group PLC	10,708	2,205,231
*	Gaming Realms PLC	58,159	30,814
	Gamma Communications PLC	17,469	311,853
	GB Group PLC	77,440	253,792
*	Genel Energy PLC	63,993	47,017
	Genuit Group PLC	71,508	364,140
	Genus PLC	1,101	27,056
*	Georgia Capital PLC	14,057	304,553
	Glencore PLC	617,938	2,026,055
	Gooch & Housego PLC	9,024	45,334
	Goodwin PLC	208	18,823

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
††	Gracell Biotechnologies, Inc., ADR	16,505	$1,816
	Grainger PLC	233,555	670,057
	Greggs PLC	41,462	1,032,196
*	Griffin Mining Ltd.	14,013	35,708
	GSK PLC (GSK LN)	147,543	2,918,806
#	GSK PLC (GSK US), Sponsored ADR	110,465	4,402,030
	Gulf Keystone Petroleum Ltd.	100,579	206,118
*	Gulf Marine Services PLC	49,766	11,351
*Ω	Gym Group PLC	57,835	111,497
	H&T Group PLC	11,660	63,538
	Haleon PLC (HLN LN)	589,865	2,968,124
	Haleon PLC (HLN US), ADR	7,340	74,501
	Halfords Group PLC	69,518	143,901
	Halma PLC	17,692	653,041
	Harbour Energy PLC	232,426	475,016
	Hargreaves Services PLC	7,815	63,888
	Harworth Group PLC	34,642	81,153
	Hays PLC	236,589	226,014
	Headlam Group PLC	18,512	19,419
	Helical PLC	54,773	157,786
*	Helios Towers PLC	168,720	242,731
	Henry Boot PLC	27,912	81,111
	Hikma Pharmaceuticals PLC	32,924	872,471
	Hill & Smith PLC	21,306	512,201
	Hilton Food Group PLC	21,966	261,300
	Hiscox Ltd.	106,599	1,568,888
*	Hochschild Mining PLC	136,754	514,974
	Hollywood Bowl Group PLC	66,226	258,629
*Ω	Hostelworld Group PLC	15,138	21,678
	Howden Joinery Group PLC	194,268	1,997,754
	HSBC Holdings PLC (HSBA LN)	462,320	5,153,656
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	138,463	7,765,005
	Hunting PLC	53,076	183,132
Ω	Ibstock PLC	90,995	218,570
	IDOX PLC	32,237	23,595

		Shares	Value»
UNITED KINGDOM — (Continued)
	IG Group Holdings PLC	122,833	$1,750,735
	IMI PLC	98,926	2,347,792
	Impax Asset Management Group PLC	26,454	53,942
	Imperial Brands PLC	120,963	4,963,481
	Inchcape PLC	126,742	1,135,682
*	Indivior PLC	14,579	165,438
	Informa PLC	123,235	1,203,872
	IntegraFin Holdings PLC	61,568	251,442
	InterContinental Hotels Group PLC (IHG LN)	2,901	309,543
#	InterContinental Hotels Group PLC (IHG US), ADR	13,252	1,429,803
	Intermediate Capital Group PLC	53,725	1,351,386
	International Distribution Services PLC	293,304	1,433,367
#	International Paper Co	55,889	2,542,437
	International Personal Finance PLC	80,959	150,885
	International Workplace Group PLC	195,447	483,924
	Intertek Group PLC	27,973	1,717,959
	Investec PLC	124,986	784,806
	iomart Group PLC	17,289	5,804
*	IP Group PLC	249,822	141,589
#*	IQE PLC	250,080	30,300
#*	ITM Power PLC	11,679	4,797
	ITV PLC	777,530	838,016
	J D Wetherspoon PLC	32,691	285,871
	J Sainsbury PLC	505,272	1,795,794
*	James Fisher & Sons PLC	13,516	54,608
	James Halstead PLC	41,132	84,274
	JD Sports Fashion PLC	628,814	662,019
	JET2 PLC	20,824	440,667
*	John Wood Group PLC	194,931	47,970
	Johnson Matthey PLC	49,163	846,463
	Johnson Service Group PLC	113,318	212,206
	Jupiter Fund Management PLC	98,687	95,392

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Just Group PLC	331,163	$624,632
	Kainos Group PLC	19,826	192,996
	Keller Group PLC	53,847	1,025,366
	Kier Group PLC	140,860	273,863
	Kingfisher PLC	526,024	2,021,771
	Kitwave Group PLC	9,363	37,241
	Knights Group Holdings PLC	8,396	15,125
	Lancashire Holdings Ltd.	86,660	652,298
	Legal & General Group PLC	697,917	2,197,797
	Lion Finance Group PLC	18,144	1,455,383
	Liontrust Asset Management PLC	15,358	67,617
	Lloyds Banking Group PLC (LLOY LN)	6,682,958	6,565,857
	Lloyds Banking Group PLC (LYG US), ADR	43,364	171,288
	London Investment Group PLC	2,223	10,600
	London Stock Exchange Group PLC	7,836	1,220,155
	LSL Property Services PLC	21,252	79,234
Ω	Luceco PLC	17,334	32,052
	M&C Saatchi PLC	26,191	55,196
	M&G PLC	546,606	1,516,769
	Macfarlane Group PLC	47,125	65,202
	Man Group PLC	303,426	662,275
	Marks & Spencer Group PLC	778,572	4,045,882
	Marshalls PLC	64,748	242,838
*	Marston’s PLC	259,927	125,082
*	McBride PLC	53,087	102,050
	Me Group International PLC	106,144	286,777
	Mears Group PLC	43,229	223,774
	Melrose Industries PLC	78,310	455,240
*	Metro Bank Holdings PLC	34,840	46,767
	Midwich Group PLC	19,506	51,426
*	Mitchells & Butlers PLC	102,151	339,006
	Mitie Group PLC	362,970	699,939
	MJ Gleeson PLC	17,134	115,925
*	Mobico Group PLC	182,097	75,614
	Mondi PLC	53,214	807,747
	MONY Group PLC	181,767	491,947

		Shares	Value»
UNITED KINGDOM — (Continued)
	Moonpig Group PLC	65,807	$201,405
	Morgan Advanced Materials PLC	95,160	249,852
	Morgan Sindall Group PLC	10,550	498,691
	Mortgage Advice Bureau Holdings Ltd	4,769	51,746
	MP Evans Group PLC	12,136	163,803
	National Grid PLC (NG LN)	77,407	1,117,300
#	National Grid PLC (NGG US), Sponsored ADR	23,519	1,716,887
	NatWest Group PLC (NWG LN)	555,405	3,572,525
#	NatWest Group PLC (NWG US), Sponsored ADR	158,532	2,048,240
	NCC Group PLC	81,774	159,999
	Next 15 Group PLC	31,599	109,594
	Next PLC	15,976	2,635,665
*	Nexxen International Ltd.	968	9,612
	Ninety One PLC	124,236	245,911
	Norcros PLC	29,191	94,598
*	Ocado Group PLC	19,666	74,299
Ω	On the Beach Group PLC	31,548	111,491
	OSB Group PLC	134,233	853,218
	Oxford Instruments PLC	14,863	327,006
*	Oxford Nanopore Technologies PLC	26,379	41,940
	Pagegroup PLC	113,363	408,862
	Pan African Resources PLC	656,500	389,433
	Paragon Banking Group PLC	89,126	1,006,863
	PayPoint PLC	13,009	117,451
#	Pearson PLC (PSO US), Sponsored ADR	70,351	1,143,204
	Pennon Group PLC	93,971	629,071
*	Pensana PLC	13,357	5,167
	Persimmon PLC	56,559	978,808
	Pets at Home Group PLC	130,203	412,367
	Pharos Energy PLC	34,521	8,768
	Phoenix Group Holdings PLC	84,946	679,597
*	Phoenix Spree Deutschland Ltd.	14,613	33,614

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Pinewood Technologies Group PLC	25,427	$122,739
*	Playtech PLC	56,782	576,244
	Polar Capital Holdings PLC	33,728	176,930
	Pollen Street Group Ltd.	2,712	26,478
	Porvair PLC	4,392	43,447
	PPHE Hotel Group Ltd.	4,166	69,365
	Premier Foods PLC	262,916	697,046
	Prudential PLC (PRU LN)	101,805	1,082,470
	Prudential PLC (PUK US), ADR	34,364	730,235
*	PureTech Health PLC (PRTC LN)	58,683	95,834
	PZ Cussons PLC	37,864	39,402
	QinetiQ Group PLC	120,356	633,504
Ω	Quilter PLC	338,446	608,981
	Rank Group PLC	70,399	80,302
	Rathbones Group PLC	11,268	237,229
*††	Raven Property Group Ltd.	39,205	0
	Reach PLC	169,851	172,176
	Reckitt Benckiser Group PLC	81,859	5,283,715
	Record PLC	26,759	18,964
	RELX PLC (REL LN)	38,132	2,081,059
	RELX PLC (RELX US), Sponsored ADR	40,644	2,220,359
	RELX PLC (REN NA)	48,598	2,645,639
	Renew Holdings PLC	14,848	150,294
	Renewi PLC	26,730	306,802
	Renishaw PLC	1,962	58,772
	Renold PLC	76,389	48,531
	Rentokil Initial PLC	191,740	878,417
	Ricardo PLC	11,713	38,447
	Rightmove PLC	235,871	2,329,499
	Rio Tinto PLC (RIO LN)	2,919	173,942
#	Rio Tinto PLC (RIO US), Sponsored ADR	116,683	6,930,970
	Robert Walters PLC	14,202	42,983
*	Rockhopper Exploration PLC	200,148	130,393
	Rolls-Royce Holdings PLC	561,583	5,684,608
	Rotork PLC	200,906	818,043
	RS Group PLC	89,755	618,861

		Shares	Value»
UNITED KINGDOM — (Continued)
	RWS Holdings PLC	89,535	$80,005
	S&U PLC	1,185	22,654
#*	S4 Capital PLC	21,078	7,640
Ω	Sabre Insurance Group PLC	54,083	91,180
*	Saga PLC	40,900	71,446
	Sage Group PLC	95,020	1,575,302
*	Savannah Energy PLC	205,545	19,860
	Savills PLC	49,686	616,154
	Schroders PLC	121,231	534,165
	Secure Trust Bank PLC	4,722	37,325
	Senior PLC	92,036	169,968
	Serco Group PLC	387,147	888,489
	Serica Energy PLC	29,584	50,218
	Severfield PLC	94,328	30,228
	Severn Trent PLC	29,182	1,085,490
	Shell PLC (SHEL LN)	31,966	1,031,600
	Shell PLC (SHEL US), ADR	408,335	26,329,441
*	SIG PLC	245,058	50,846
*	Sigmaroc PLC	100,353	121,543
	Smith & Nephew PLC (SN LN)	32,509	457,486
	Smith & Nephew PLC (SNN US), Sponsored ADR	6,181	173,192
	Smiths Group PLC	37,720	939,967
	Smiths News PLC	30,537	21,680
	Softcat PLC	48,702	1,087,739
*	SolGold PLC	362,160	32,770
	Spectris PLC	17,884	478,760
	Speedy Hire PLC	195,133	51,091
	Spirax Group PLC	7,158	564,179
Ω	Spire Healthcare Group PLC	93,859	242,685
*	Spirent Communications PLC	77,583	191,285
	SSE PLC	126,645	2,855,347
	SSP Group PLC	163,655	324,129
	St. James’s Place PLC	151,699	1,912,218
	Standard Chartered PLC	310,696	4,475,034
	SThree PLC	43,306	140,792
*	Strix Group PLC	55,971	34,702
*††	Studio Retail Group PLC	7,838	0
	STV Group PLC	6,164	13,384
*	Synthomer PLC	46,565	51,210
	Tate & Lyle PLC	109,776	818,159

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Tatton Asset Management PLC	8,599	$71,145
	Taylor Wimpey PLC	978,939	1,538,214
	TBC Bank Group PLC	15,540	982,820
	Team Internet Group PLC	39,440	29,934
	Telecom Plus PLC	25,673	649,104
	Tesco PLC	1,339,874	6,631,039
*	THG PLC	151,339	49,959
	Topps Tiles PLC	38,488	16,123
#	TORM PLC, Class A	20,902	348,355
	TP ICAP Group PLC	267,269	917,786
*Ω	Trainline PLC	86,927	340,496
	Travis Perkins PLC	92,333	689,228
	Treatt PLC	8,368	28,520
	Trifast PLC	24,484	21,837
	TT Electronics PLC	65,123	63,441
#*	Tullow Oil PLC	278,819	47,598
	Ultimate Products PLC	6,327	5,405
#	Unilever PLC (UL US), Sponsored ADR	127,916	8,129,062
	Unilever PLC (ULVR LN)	15,104	961,670
	Unilever PLC (UNA NA)	15,026	958,210
	United Utilities Group PLC	81,690	1,228,157
*	Vanquis Banking Group PLC	77,415	66,271
	Vertu Motors PLC	104,508	86,029
	Vesuvius PLC	81,499	372,255
	Victorian Plumbing Group PLC	23,086	30,121
	Victrex PLC	15,200	168,720
*	Videndum PLC	15,306	16,379
*	Vistry Group PLC	98,637	831,603
	Vodafone Group PLC (VOD LN)	2,298,768	2,259,000
#	Volex PLC	34,911	118,783
	Volution Group PLC	39,770	301,171
	Vp PLC	1,242	9,776
*	WAG Payment Solutions PLC	17,824	14,159
*Ω	Watches of Switzerland Group PLC	65,949	313,772
*	Watkin Jones PLC	69,828	29,446
	Weir Group PLC	36,595	1,103,102
	WH Smith PLC	41,545	502,741
	Whitbread PLC	37,882	1,315,681
	Wickes Group PLC	91,550	232,707

		Shares	Value»
UNITED KINGDOM — (Continued)
	Wilmington PLC	8,381	$41,270
*	Wise PLC, Class A	13,801	181,019
*Ω	Wizz Air Holdings PLC	1,105	24,105
	WPP PLC (WPP LN)	55,778	432,422
#	WPP PLC (WPP US), Sponsored ADR	16,708	644,260
*	Xaar PLC	14,848	20,607
	XPS Pensions Group PLC	39,143	200,728
	Young & Co.’s Brewery PLC (YNGA LN), Class A	6,162	72,447
	Young & Co.’s Brewery PLC (YNGN LN)	7,529	58,936
	Zigup PLC	78,390	327,317
	Zotefoams PLC	4,323	14,244

TOTAL UNITED KINGDOM			347,784,039

UNITED STATES — (0.1%)
*	ADTRAN Holdings, Inc.	21,110	161,818
	Alcoa Corp., CDI	6,068	151,239
*	Coeur Mining, Inc.	62,177	345,082
#Ω	Coronado Global Resources, Inc., CDI	114,480	14,278
*Ω	HUUUGE, Inc.	10,756	52,435
	Yum China Holdings, Inc. (9987 HK)	24,050	1,123,555
	Yum China Holdings, Inc. (YUMC US)	63,724	2,759,886

TOTAL UNITED STATES			4,608,293

TOTAL COMMON STOCKS			4,149,389,279

PREFERRED STOCKS — (0.5%)

BRAZIL — (0.2%)
	Alpargatas SA, 1.438%	51,093	66,622
	Banco ABC Brasil SA, 7.581%	30,746	117,563
Ω	Banco BMG SA, 10.131%	88,887	59,674
	Banco Bradesco SA, 9.775%	270,363	654,094

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Banco do Estado do Rio Grande do Sul SA, 9.502%	79,980	$162,070
	Banco Mercantil do Brasil SA, 6.310%	6,584	40,930
	Banco Pan SA, 3.173%	79,299	106,335
	Banco Pine SA, 10.291%	35,036	29,633
*	Braskem SA	31,500	59,224
	Centrais Eletricas Brasileiras SA, 4.010%	14,000	118,978
	Centrais Eletricas de Santa Catarina SA, 8.134%	1,700	24,626
	Cia de Ferro Ligas da Bahia FERBASA, 7.259%	59,972	76,614
	Cia De Sanena Do Parana, 5.195%	179,798	192,624
	Cia Energetica de Minas Gerais, 10.929%	221,829	428,011
	Cia Energetica do Ceara, 5.404%	3,900	17,187
	Cia Paranaense de Energia - Copel Class B, 7.077%	171,936	349,316
	Energisa SA, 6.888%	193	287
	Eucatex SA Industria e Comercio, 5.851%	26,314	58,283
	Gerdau SA, 5.337%	60,750	160,461
	Isa Energia Brasil SA, 9.841%	39,563	167,241
	Itau Unibanco Holding SA, 6.726%	150,642	944,441
	Klabin SA, 3.777%	3	2
	Marcopolo SA, 8.381%	193,536	240,081
	Petroleo Brasileiro SA, 17.822%	690,394	3,648,347
	Raizen SA, 0.553%	392,743	125,259
	Randon SA Implementos e Participacoes, 4.054%	116,953	184,853
	Schulz SA, 7.575%	27,962	27,001
	Taurus Armas SA, 5.969%	20,900	31,230
	Track & Field Co. SA, 2.041%	7,000	14,246

		Shares	Value»
	BRAZIL — (Continued)
	Unipar Carbocloro SA, 9.231%	7,118	$68,444
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	189,393	184,549

	TOTAL BRAZIL		8,358,226

	CHILE — (0.0%)
	Embotelladora Andina SA, 7.252%	47,804	204,465

	COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 3.937%	235,543	31,996
	Grupo de Inversiones Suramericana SA, 3.782%	11,420	101,834

	TOTAL COLOMBIA		133,830

	GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 8.479%	9,230	744,831
Ω	Dr. Ing hc F Porsche AG, 5.225%	11,745	590,440
	Draegerwerk AG & Co. KGaA, 3.010%	2,818	192,019
	Einhell Germany AG, 1.478%	1,782	133,030
	FUCHS SE, 2.506%	24,279	1,217,413
	Henkel AG & Co. KGaA, 2.969%	22,616	1,756,502
	Jungheinrich AG, 2.370%	19,888	722,786
	Porsche Automobil Holding SE, 7.072%	35,499	1,463,654
	Sartorius AG, 0.326%	362	93,973
	Sixt SE, 6.712%	6,464	430,506
	STO SE & Co. KGaA, 3.994%	1,089	155,738
	Villeroy & Boch AG, 6.140%	2,636	51,667
	Volkswagen AG, 9.469%	34,033	3,703,143

	TOTAL GERMANY		11,255,702

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	55,128	$37,556

TOTAL PREFERRED STOCKS		19,989,779

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
* Imugene Ltd. Warrants 08/31/2026	22,893	73
* Silver Mines Ltd. Rights 06/17/26	9,517	0

TOTAL AUSTRALIA		73

BRAZIL — (0.0%)
* Banco Pine SA Warrants 12/31/2049	68	8
* Diagnosticos da America SA Warrants 04/30/2025	97	0
* Minerva SA Rights 05/29/2025	16,692	5,618

TOTAL BRAZIL		5,626

CANADA — (0.0%)
* Constellation Software, Inc. Warrants 03/31/2040	1,541	0

HONG KONG — (0.0%)
* APAC Resources Ltd. Warrants 12/15/2027	38,819	675
* CSI Properties Ltd. Warrants 04/07/2027	78,000	131

TOTAL HONG KONG		806

INDIA — (0.0%)
* Advaita Allied Health Services Rights 05/22/2025	541	256

ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/2030	6,942	0

		Shares	Value»
MALAYSIA — (0.0%)
*	Supermax Corp. Bhd. Warrants 03/01/2030	30,093	$1,709

PORTUGAL — (0.0%)
#*	EDP Renovaveis SA Rights 05/07/2025	50,660	5,165

SOUTH KOREA — (0.0%)
*	Chabiotech Co. Ltd. Rights 06/05/2025	1,089	2,628
*	Samsung SDI Co. Ltd. Rights 05/22/2025	1,133	27,458

TOTAL SOUTH KOREA			30,086

SPAIN — (0.0%)
*	Obrascon Huarte Lain SA Rights 05/15/2025	118,232	630

THAILAND — (0.0%)
*	Asia Sermkij Leasing PCL Rights 05/19/2025	6,333	28
*	Better World Green PCL Warrants	293,033	0
*	Better World Green PCL Warrants 03/13/2026	293,033	0
*	Better World Green PCL Warrants 08/13/2025	293,033	88
*	Jasmine International PCL Warrants 10/10/2031	756,525	8,379
*	MBK PCL Rights 05/16/2025	28,441	681
*	Northeast Rubber PCL Warrants 05/15/2026	46,367	250
*	VGI PCL Warrants 09/03/2025	122,415	2,639

TOTAL THAILAND			12,065

TOTAL RIGHTS/WARRANTS			56,416

TOTAL INVESTMENT SECURITIES (Cost $3,068,880,233)			4,169,435,474

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (4.5%)
@§ The DFA Short Term Investment Fund	17,071,507	$197,431,975

TOTAL INVESTMENTS — (100.0%) (Cost $3,266,332,806)		$4,366,867,449

As of April 30, 2025, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	135	06/20/25	$38,456,324	$37,712,250	$(744,074)

Total Futures Contracts			$38,456,324	$37,712,250	$(744,074)

As of April 30, 2025, the value of Rule 144A securities amounted to $117,615,599 or 2.8% of net assets.

Summary of the Portfolio’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$2,995,981	$173,133,467	$9,493	$176,138,941
Austria	—	18,109,168	—	18,109,168
Belgium	130,791	34,798,422	—	34,929,213
Brazil	41,838,470	—	—	41,838,470
Canada	314,827,340	1,243,399	—	316,070,739
Chile	6,878,513	16,370	—	6,894,883
China	19,260,614	292,175,039	10,868	311,446,521
Colombia	1,295,501	—	—	1,295,501
Czech Republic	—	1,805,030	—	1,805,030
Denmark	17,051	72,211,644	—	72,228,695
Egypt	91,799	149,845	—	241,644
Finland	470,602	50,753,008	—	51,223,610
France	77,785	215,958,260	—	216,036,045
Germany	401,616	249,073,753	—	249,475,369
Greece	—	6,402,244	—	6,402,244
Hong Kong	13,113	64,276,952	33,000	64,323,065
Hungary	3,722	3,183,343	—	3,187,065
India	10,058,196	234,854,577	—	244,912,773
Indonesia	67,428	19,166,211	16,863	19,250,502
Ireland	803,397	19,403,377	—	20,206,774
Israel	1,830,735	27,530,954	—	29,361,689
Italy	—	84,607,330	—	84,607,330
Japan	1,480,473	640,440,583	—	641,921,056
Kuwait	—	10,715,634	—	10,715,634
Liechtenstein	—	643,002	—	643,002

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Luxembourg	$314,708	$11,377,837	—	$11,692,545
Malaysia	—	20,079,119	$24	20,079,143
Mexico	25,364,534	136,030	—	25,500,564
Netherlands	19,341,136	96,287,356	—	115,628,492
New Zealand	—	9,552,418	—	9,552,418
Norway	29,464	20,176,488	7,113	20,213,065
Peru	470,646	—	—	470,646
Philippines	19,691	8,631,497	1,497	8,652,685
Poland	22,591	17,640,070	—	17,662,661
Portugal	—	9,178,978	—	9,178,978
Qatar	—	10,003,537	—	10,003,537
Saudi Arabia	33,169	42,251,228	—	42,284,397
Singapore	16,686	32,931,331	—	32,948,017
South Africa.	1,625,832	36,777,519	—	38,403,351
South Korea	354,455	130,624,229	44,260	131,022,944
Spain	457,467	81,177,156	—	81,634,623
Sweden	104,159	84,902,995	—	85,007,154
Switzerland	27,011,609	207,393,781	—	234,405,390
Taiwan	17,384,410	213,474,752	4,237	230,863,399
Thailand	272,721	17,996,533	1,775	18,271,029
Turkey	—	6,965,769	—	6,965,769
United Arab Emirates	—	23,291,177	—	23,291,177
United Kingdom	85,276,061	262,506,162	1,816	347,784,039
United States	3,104,968	1,503,325	—	4,608,293
Preferred Stocks
Brazil	8,358,226	—	—	8,358,226
Chile	204,465	—	—	204,465
Colombia	133,830	—	—	133,830
Germany	—	11,255,702	—	11,255,702
Philippines	—	37,556	—	37,556
Rights/Warrants
Australia	—	73	—	73
Brazil	—	5,626	—	5,626
Hong Kong	—	806	—	806
India	—	256	—	256
Malaysia	—	1,709	—	1,709
Portugal	—	5,165	—	5,165
South Korea	—	30,086	—	30,086
Spain	—	630	—	630
Thailand	—	12,065	—	12,065
Securities Lending Collateral	—	197,431,975	—	197,431,975

Total Investments in Securities	$592,443,955	$3,774,292,548	$130,946<>	$4,366,867,449

Financial Instruments Liabilities
Futures Contracts**	(744,074)	—	—	(744,074)

Total Financial Instruments	$(744,074)	—	—	$(744,074)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.8%)
AUSTRALIA — (4.0%)
#*	29Metals Ltd.	75,580	$5,785
	Adairs Ltd.	39,033	59,030
*	AIC Mines Ltd.	50,290	11,276
*	Ainsworth Game Technology Ltd.	37,289	22,873
*	Alkane Resources Ltd.	107,105	55,113
#*	Alliance Aviation Services Ltd.	17,216	30,235
*	AMA Group Ltd.	648,392	25,707
	Amotiv Ltd.	6,581	32,633
	AMP Ltd.	657,343	542,936
*	Amplitude Energy Ltd.	1,021,643	120,870
	Ampol Ltd.	1,903	28,896
	Ansell Ltd.	42,983	833,851
#*	Appen Ltd.	5,840	2,997
	ARN Media Ltd.	46,336	16,599
	AUB Group Ltd.	13,475	275,152
*	Aurelia Metals Ltd.	386,915	72,831
	Aurizon Holdings Ltd.	414,028	810,548
	Aussie Broadband Ltd.	46,808	122,970
*	Austal Ltd.	116,886	396,013
#	Austin Engineering Ltd.	125,433	35,028
#*	Australian Agricultural Co. Ltd.	93,256	85,504
*	AVJennings Ltd.	29,896	12,346
#	Baby Bunting Group Ltd.	10,539	10,565
	Bank of Queensland Ltd.	128,317	612,953
	Bapcor Ltd.	67,148	218,172
*	BCI Minerals Ltd.	375,416	66,186
	Beach Energy Ltd.	488,606	367,788
*	Beacon Minerals Ltd.	563,983	9,426
	Bega Cheese Ltd.	86,735	313,754
	Bell Financial Group Ltd.	35,130	28,812
	Bendigo & Adelaide Bank Ltd.	152,298	1,089,514
	BlueScope Steel Ltd.	105,930	1,622,473
	Brickworks Ltd.	21,859	352,113
	Capral Ltd.	4,333	28,149
	Cedar Woods Properties Ltd.	19,289	69,168
	Challenger Ltd.	95,914	434,602
	Champion Iron Ltd.	66,745	195,114

		Shares	Value»
AUSTRALIA — (Continued)
	Civmec Australia Ltd.	27,600	$15,544
	Cleanaway Waste Management Ltd.	12,233	20,358
#*	Coast Entertainment Holdings Ltd.	97,301	25,227
	Collins Foods Ltd.	1,573	8,281
#	Corporate Travel Management Ltd.	23,832	194,615
	Domain Holdings Australia Ltd.	56,973	156,651
	Downer EDI Ltd.	182,509	666,463
	Dyno Nobel Ltd.	353,436	513,048
	Eagers Automotive Ltd.	14,562	171,862
*††	Elanor Investor Group	28,014	11,126
	Elders Ltd.	62,351	252,556
*	Emeco Holdings Ltd.	52,156	25,439
*	EML Payments Ltd.	49,860	31,206
#	Endeavour Group Ltd.	223,940	572,818
#	EQT Holdings Ltd.	7,588	157,692
	Eureka Group Holdings Ltd. (EGH AU)	59,005	18,857
	Euroz Hartleys Group Ltd.	33,893	18,535
	Evolution Mining Ltd.	26,097	130,877
	EVT Ltd.	11,377	102,420
*	Fenix Resources Ltd.	55,372	10,072
#	Finbar Group Ltd.	36,407	17,876
*	FleetPartners Group Ltd.	87,968	156,966
	Fleetwood Ltd.	26,550	49,430
	G8 Education Ltd.	273,689	220,053
	Gold Road Resources Ltd.	8,725	16,928
	GrainCorp Ltd., Class A	64,503	274,624
#	GWA Group Ltd.	51,348	78,053
	Hafnia Ltd.	60,809	280,305
	Harvey Norman Holdings Ltd.	166,956	558,192
*	Healius Ltd.	319,717	297,665
	Helia Group Ltd.	111,378	345,206
	Horizon Oil Ltd.	246,669	29,216
#	IGO Ltd.	120,347	301,541
	Iluka Resources Ltd.	58,111	153,959
*	Insignia Financial Ltd.	214,014	515,698
	Integral Diagnostics Ltd.	21,927	33,909

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	IPH Ltd.	39,302	$114,795
	IVE Group Ltd.	53,279	89,869
*	Judo Capital Holdings Ltd.	112,230	127,955
	Jupiter Mines Ltd.	345,508	33,126
#	Karoon Energy Ltd.	145,688	134,113
	Kelsian Group Ltd.	31,883	55,391
	Lendlease Corp. Ltd.	122,676	413,359
	Lifestyle Communities Ltd.	7,783	35,552
	Lindsay Australia Ltd.	45,124	20,532
#	Maas Group Holdings Ltd.	22,369	56,644
	Macmahon Holdings Ltd.	268,775	46,593
	Magellan Financial Group Ltd.	31,742	155,617
	Maxiparts Ltd.	15,650	20,908
*	Mayne Pharma Group Ltd.	14,881	66,901
*	McPherson’s Ltd.	30,963	5,241
#*	Metals X Ltd.	140,780	50,904
	Metcash Ltd.	161,382	332,410
#*	Michael Hill International Ltd. (MHJ AU)	48,154	12,326
*	Michael Hill International Ltd. (MHJ NZ)	12,726	3,266
	Monash IVF Group Ltd.	136,070	73,259
#*	Mount Gibson Iron Ltd.	222,928	44,296
	Myer Holdings Ltd.	186,448	86,014
	MyState Ltd.	17,033	42,547
	New Hope Corp. Ltd.	117,511	275,663
	Nickel Industries Ltd.	301,789	108,982
	Nine Entertainment Co. Holdings Ltd.	267,113	244,798
	NRW Holdings Ltd.	97,031	168,182
	Nufarm Ltd.	126,704	312,816
*	OFX Group Ltd.	33,221	24,086
*	OM Holdings Ltd.	28,351	5,879
*	Omni Bridgeway Ltd.	36,763	34,374
	oOh!media Ltd.	128,698	126,089
	Orora Ltd.	226,349	262,253
#*	Paragon Care Ltd.	97,452	26,212
	Peet Ltd.	121,341	110,480
#*	PeopleIN Ltd.	10,159	4,968
	Perenti Ltd.	256,008	223,895
	Perpetual Ltd.	19,496	207,119
	Perseus Mining Ltd.	369,302	791,492
*	PEXA Group Ltd.	38,288	295,009

		Shares	Value»
AUSTRALIA — (Continued)
#	Platinum Asset Management Ltd.	65,609	$23,895
	Premier Investments Ltd.	360	4,795
#	Propel Funeral Partners Ltd.	4,931	16,319
	Qube Holdings Ltd.	68,598	173,670
	Ramelius Resources Ltd.	403,878	679,648
#	Ramsay Health Care Ltd.	23,623	502,949
*††	Regional Express Holdings Ltd.	9,110	1,225
*	Regis Resources Ltd.	123,246	356,315
	Reliance Worldwide Corp. Ltd.	190,448	511,977
*	Resolute Mining Ltd.	673,288	219,787
	Ridley Corp. Ltd.	61,836	93,473
*	Sandfire Resources Ltd.	189,549	1,207,216
*	Select Harvests Ltd.	38,724	126,942
	Service Stream Ltd.	215,920	258,603
	Shaver Shop Group Ltd.	17,609	14,352
	Sigma Healthcare Ltd.	7,770	14,994
	Sims Ltd. (SGM AU)	29,519	275,530
	Southern Cross Electrical Engineering Ltd.	64,303	77,118
*††	SpeedCast International Ltd.	40,831	0
	Super Retail Group Ltd.	12,069	103,508
*	Superloop Ltd.	149,022	238,325
	Tabcorp Holdings Ltd.	712,684	254,015
	Ten Sixty Four Ltd.	76,973	5,424
	TPG Telecom Ltd.	88,578	286,821
#*	Tyro Payments Ltd.	113,726	58,859
*	Vault Minerals Ltd.	899,872	247,617
Ω	Viva Energy Group Ltd.	71,096	78,172
*	Webjet Group Ltd.	82,773	33,905
*	West African Resources Ltd.	311,032	476,007
	Westgold Resources Ltd.	148,073	281,298
#	Whitehaven Coal Ltd.	227,209	726,782
	Worley Ltd.	95,634	761,924
	Yancoal Australia Ltd.	89,948	286,814

TOTAL AUSTRALIA			29,093,444

AUSTRIA — (0.8%)
	Addiko Bank AG	2,488	55,796

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	Agrana Beteiligungs AG	3,562	$47,986
*	ams-OSRAM AG	1,068	9,481
Ω	BAWAG Group AG	7,806	855,600
	Erste Group Bank AG	3,600	243,798
*	Eurotelesites AG	700	3,975
	EVN AG	2,402	62,858
*	FACC AG	1,289	10,242
	Kontron AG	8,109	197,049
*	Lenzing AG	1,150	36,167
	Mayr Melnhof Karton AG	919	85,148
	OMV AG	18,812	972,648
	Palfinger AG	1,142	37,222
	Porr AG	4,003	140,168
	Raiffeisen Bank International AG	35,341	944,004
	Schoeller-Bleckmann Oilfield Equipment AG	662	23,522
	Strabag SE (STR AV)	1,617	141,842
	Telekom Austria AG	13,178	139,210
	UNIQA Insurance Group AG	24,307	281,662
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,137	434,578
	voestalpine AG	25,012	659,117
	Wienerberger AG	3,674	129,001

TOTAL AUSTRIA			5,511,074

BELGIUM — (1.3%)
	Ackermans & van Haaren NV	6,826	1,669,553
	Ageas SA	52,470	3,290,721
	Azelis Group NV	706	10,939
	Barco NV	9,848	134,748
	Bekaert SA	12,618	486,884
#	bpost SA	21,157	33,929
	Cie d’Entreprises CFE	2,176	18,977
	Colruyt Group NV	12,680	609,752
	Deceuninck NV	17,296	41,980
	Deme Group NV	1,450	217,350
	Econocom Group SA NV	19,313	40,051
	Greenyard NV	6,487	52,454
	Jensen-Group NV	940	45,749
*	Ontex Group NV	29,953	245,891
	Proximus SADP	25,992	199,635
	Recticel SA	6,934	83,965
	Roularta Media Group NV	337	5,863

		Shares	Value»
BELGIUM — (Continued)
	Sipef NV	1,661	$120,785
#	Solvay SA	8,361	316,401
	Syensqo SA	10,559	755,315
	Tessenderlo Group SA	3,696	109,389
	Titan Cement International SA (TITC GA)	5,589	259,457
	Umicore SA	22,476	204,308
	VGP NV	2,846	263,330
	Viohalco SA	1,948	12,122
	What’s Cooking BV	159	19,545
#*Ω	X-Fab Silicon Foundries SE	4,159	23,190

TOTAL BELGIUM			9,272,283

BRAZIL — (0.7%)
	Anima Holding SA	78,300	44,012
	Atacadao SA	81,983	123,513
*	Automob Participacoes SA	82,775	3,938
	Bemobi Mobile Tech SA	9,900	32,988
*	Blau Farmaceutica SA	4,000	9,099
	Boa Safra Sementes SA	9,500	17,292
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,721	36,279
	Brava Energia	21,223	64,920
	Brisanet Servicos de Telecomunicacoes SA	14,200	6,956
	C&A Modas SA	27,200	63,793
	Camil Alimentos SA	26,300	20,205
*	Cia Brasileira de Aluminio	46,700	32,339
*	Cia Brasileira de Distribuicao	43,863	32,694
	Cia Siderurgica Nacional SA (CSNA3 BZ)	24,831	40,691
	Cogna Educacao SA	328,500	149,341
	Cosan SA	160,700	220,019
	Cruzeiro do Sul Educacional SA	40,965	29,523
	CSU Digital SA	11,000	33,280
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	61,218	267,410

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
Ω	Desktop SA	21,000	$34,154
	Dexco SA	54,859	53,456
	Dimed SA Distribuidora da Medicamentos	7,500	12,132
*	Embraer SA (EMBR3 BZ)	40,126	459,015
	Empreendimentos Pague Menos SA	42,953	24,976
	Even Construtora e Incorporadora SA	18,597	18,842
	Ez Tec Empreendimentos e Participacoes SA	16,235	37,990
	Fleury SA	13,700	31,358
*	Gafisa SA	10,803	2,665
	Gerdau SA, Sponsored ADR	162,427	423,934
	Grendene SA	36,629	35,886
*	Grupo Casas Bahia SA	2,799	2,683
	Grupo SBF SA	30,100	56,274
	Guararapes Confeccoes SA	17,200	24,670
*Ω	Hapvida Participacoes e Investimentos SA	381,100	155,794
*	Hidrovias do Brasil SA	53,321	28,469
	Hypera SA	55,100	234,181
	Iochpe Maxion SA	15,800	34,300
	Irani Papel e Embalagem SA	9,300	13,159
*	IRB-Brasil Resseguros SA	21,989	185,321
	Jalles Machado SA	14,200	10,009
	JHSF Participacoes SA	58,376	52,769
	JSL SA	17,000	20,190
	Lavvi Empreendimentos Imobiliarios SA	19,500	35,872
	Lojas Quero-Quero SA	7,445	3,621
	Lojas Renner SA	122,186	314,553
Ω	LWSA SA	75,225	47,851
	M Dias Branco SA	8,800	39,339
	Melnick Even Desenvolvimento Imobiliario SA	13,300	7,593
	Mills Locacao Servicos e Logistica SA	12,800	22,915
	Moura Dubeux Engenharia SA	11,800	34,224

		Shares	Value»
BRAZIL — (Continued)
	Movida Participacoes SA	3,876	$4,829
*	MRV Engenharia e Participacoes SA	74,300	77,506
	Natura & Co. Holding SA	133,178	223,170
*	Oceanpact Servicos Maritimos SA	15,100	14,421
	Pet Center Comercio e Participacoes SA	36,500	29,907
	Petroreconcavo SA	21,266	48,114
	Positivo Tecnologia SA	18,900	20,481
*	PRIO SA	3,800	22,572
*	Qualicorp Consultoria e Corretora de Seguros SA	41,500	15,064
	Romi SA	9,887	15,958
	Sao Martinho SA	32,600	112,072
Ω	Ser Educacional SA	32,700	34,514
	Trisul SA	16,000	19,622
	Tupy SA	19,896	75,200
	Unifique Telecomunicacoes SA	14,500	9,990
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	9,900	9,612
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,600	41,867
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	71,893	62,327
	Vibra Energia SA	121,505	402,508
	Wiz Co	10,400	10,940
	YDUQS Participacoes SA	36,471	91,834
*	Zamp SA	24,900	13,777

TOTAL BRAZIL			5,042,772

CANADA — (8.1%)
	Acadian Timber Corp.	3,300	41,340
	ADENTRA, Inc.	5,960	116,770
	ADF Group, Inc.	1,385	6,108
#*	Advantage Energy Ltd.	96,400	684,576
	Aecon Group, Inc.	18,709	219,036

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Ag Growth International, Inc.	1,700	$40,965
	AGF Management Ltd., Class B	22,400	166,708
#*	Air Canada	1,000	10,134
	Alamos Gold, Inc. (AGI CN), Class A	14,739	421,343
	Alaris Equity Partners Income	11,300	158,853
	Algoma Central Corp.	3,700	41,332
	AltaGas Ltd.	73,260	2,168,147
	Altius Minerals Corp.	12,949	254,453
	Amerigo Resources Ltd.	35,600	44,674
	ARC Resources Ltd.	157,602	2,916,310
*	Athabasca Oil Corp.	119,071	392,124
	AtkinsRealis Group, Inc.	3,728	184,615
#*	ATS Corp. (ATS US)	3,721	93,620
#*	AutoCanada, Inc.	3,000	33,926
	B2Gold Corp. (BTG US)	253,374	787,993
	B2Gold Corp. (BTO CN)	24,417	76,336
	Baytex Energy Corp.	61,388	94,847
	Birchcliff Energy Ltd.	44,387	181,270
	Bird Construction, Inc.	159	2,435
	Black Diamond Group Ltd.	11,000	64,950
	Boralex, Inc., Class A	17,614	391,224
*	CAE, Inc. (CAE CN)	4,653	116,409
	Calian Group Ltd.	2,307	79,622
*	Calibre Mining Corp.	4,107	9,623
	Canaccord Genuity Group, Inc.	22,000	134,847
*	Canacol Energy Ltd.	6,190	13,335
	Canadian Tire Corp. Ltd., Class A	9,731	1,065,003
#*	Canfor Corp.	28,724	274,405
*	Capstone Copper Corp.	79,818	384,442
	Cardinal Energy Ltd.	36,370	151,432
	Cascades, Inc.	44,980	288,099
*	Celestica, Inc. (CLS CN)	1,064	90,787
*	Celestica, Inc. (CLS US)	3,621	309,052
	Centerra Gold, Inc.	72,600	486,071
	CES Energy Solutions Corp.	72,335	319,017

		Shares	Value»
CANADA — (Continued)
	China Gold International Resources Corp. Ltd. (2099 HK)	48,900	$308,642
	China Gold International Resources Corp. Ltd. (CGG CN)	61,049	381,280
*	Cipher Pharmaceuticals, Inc.	2,347	23,017
	Cogeco Communications, Inc.	3,001	147,590
	Cogeco, Inc.	14,077	654,735
*	Conifex Timber, Inc.	8,294	2,015
#*	Cronos Group, Inc. (CRON CN)	21,600	40,580
#*	Cronos Group, Inc. (CRON US)	34,844	65,507
	Definity Financial Corp.	18,390	917,899
	dentalcorp Holdings Ltd.	14,423	87,986
	Dexterra Group, Inc.	4,400	27,384
	Doman Building Materials Group Ltd.	18,957	94,606
*	Dorel Industries, Inc., Class B	5,500	6,623
	DREAM Unlimited Corp., Class A	10,000	137,894
	Dundee Precious Metals, Inc.	59,238	776,462
	Dye & Durham Ltd.	7,073	45,867
	Dynacor Group, Inc.	10,400	35,833
	E-L Financial Corp. Ltd.	500	490,425
*	Eldorado Gold Corp. (EGO US)	22,207	418,380
*	Eldorado Gold Corp. (ELD CN)	40,242	757,209
	Empire Co. Ltd., Class A	32,978	1,224,774
*	Endeavour Silver Corp. (EXK US)	22,869	83,243
	Enerflex Ltd. (EFX CN)	43,626	285,439
*	Ensign Energy Services, Inc.	69,588	90,859
#	EQB, Inc.	8,265	571,404
*	Equinox Gold Corp. (EQX CN)	18,476	124,237

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Equinox Gold Corp. (EQX US)	47,407	$317,627
*	ERO Copper Corp. (ERO US)	20,077	250,360
	Exchange Income Corp.	3,833	140,853
	Exco Technologies Ltd.	7,000	28,942
	Finning International, Inc.	36,989	1,043,988
#	First Majestic Silver Corp. (AG US)	41,840	261,918
	First Majestic Silver Corp. (FR CN)	14,361	89,691
*	First Quantum Minerals Ltd.	45,716	613,813
*	Fortuna Mining Corp. (FSM US)	85,224	532,650
*	Fortuna Mining Corp. (FVI CN)	80	499
	Frontera Energy Corp.	8,385	30,290
*	Galiano Gold, Inc.	46,170	62,627
	Gamehost, Inc.	1,600	11,536
*	GDI Integrated Facility Services, Inc.	2,229	50,786
*	GoGold Resources, Inc.	37,647	48,335
*	Haivision Systems, Inc.	6,400	18,848
#	Headwater Exploration, Inc.	21,400	86,929
	High Liner Foods, Inc.	6,800	83,557
	Hudbay Minerals, Inc. (HBM CN)	80,845	588,185
	Hudbay Minerals, Inc. (HBM US)	2,760	20,065
	iA Financial Corp., Inc.	29,944	2,908,821
*	IAMGOLD Corp. (IAG US)	63,068	446,521
*	IAMGOLD Corp. (IMG CN)	62,872	445,568
	IGM Financial, Inc.	14,933	474,550
	Innergex Renewable Energy, Inc.	29,469	290,287
*	Interfor Corp.	15,644	150,698
*	International Petroleum Corp. (IPCO CN)	952	12,672

		Shares	Value»
CANADA — (Continued)
*	International Petroleum Corp. (IPCO SS)	26,974	$368,590
	K-Bro Linen, Inc.	1,900	48,251
*	Kelt Exploration Ltd.	39,690	160,937
	Kinross Gold Corp. (K CN)	162,271	2,395,339
	Kinross Gold Corp. (KGC US)	155,750	2,298,870
*	Knight Therapeutics, Inc.	18,099	79,822
*	Kolibri Global Energy, Inc.	2,926	19,845
	KP Tissue, Inc.	3,200	18,546
	Lassonde Industries, Inc., Class A	1,100	165,375
	Laurentian Bank of Canada	12,596	249,983
	Leon’s Furniture Ltd.	8,521	142,161
#*	Lightspeed Commerce, Inc. (LSPD US)	11,684	114,503
*††	Lightstream Resources Ltd.	32,000	0
#	Linamar Corp.	11,084	406,746
*	Lucara Diamond Corp.	96,116	24,402
	Lundin Mining Corp.	177,526	1,452,556
	Magellan Aerospace Corp.	4,379	43,199
#	Magna International, Inc. (MGA US)	39,766	1,382,266
*	Major Drilling Group International, Inc.	14,091	89,129
*	Mandalay Resources Corp.	16,200	63,221
	Maple Leaf Foods, Inc.	13,493	246,938
	Martinrea International, Inc.	23,584	125,567
*	Mattr Corp.	24,476	169,020
*	MDA Space Ltd.	22,285	434,999
	MEG Energy Corp.	78,509	1,101,381
	Melcor Developments Ltd.	4,500	39,464
	Methanex Corp. (MEOH US)	8,492	265,715
	Methanex Corp. (MX CN)	6,800	213,086
	MTY Food Group, Inc.	2,444	76,887
	Mullen Group Ltd.	11,901	113,174
	National Bank of Canada	1,008	88,513

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Neo Performance Materials, Inc	5,581	$45,382
*	New Gold, Inc. (NGD CN)	171,422	682,654
	North American Construction Group Ltd. (NOA CN)	3,100	47,222
	North American Construction Group Ltd. (NOA US)	1,700	25,823
	Northland Power, Inc.	53,838	731,456
*	NuVista Energy Ltd.	53,200	453,431
*	Obsidian Energy Ltd. (OBE US)	9,575	40,311
	OceanaGold Corp.	281,030	994,797
	Osisko Gold Royalties Ltd. (OR CN)	5,966	142,983
#	Pan American Silver Corp. (PAAS CN)	52,992	1,334,218
	Paramount Resources Ltd., Class A	19,972	226,720
	Parex Resources, Inc.	29,536	237,813
	Parkland Corp.	33,200	836,382
	Pason Systems, Inc.	6,100	48,584
	Petrus Resources Ltd.	7,000	6,499
	Peyto Exploration & Development Corp.	52,912	662,456
	PHX Energy Services Corp.	11,400	62,598
	Pizza Pizza Royalty Corp.	8,600	89,206
	Polaris Renewable Energy, Inc.	7,900	68,594
*	Precision Drilling Corp. (PD CN)	580	24,267
#*	Precision Drilling Corp. (PDS US)	1,865	77,808
	Premium Brands Holdings Corp.	7,720	438,975
*	Quarterhill, Inc.	33,599	34,364
	Richelieu Hardware Ltd.	9,200	217,621
	Rogers Sugar, Inc.	27,030	110,779
	Russel Metals, Inc.	17,634	511,650
	Sandstorm Gold Ltd. (SAND US)	12,649	110,046
	Sandstorm Gold Ltd. (SSL CN)	10,010	87,059
*	Sangoma Technologies Corp.	2,812	15,788
	Saputo, Inc.	45,538	888,562
	Savaria Corp.	7,394	93,109

		Shares	Value»
CANADA — (Continued)
	Secure Waste Infrastructure Corp.	74,611	$710,607
*	Spartan Delta Corp.	9,800	19,193
Ω	Spin Master Corp.	4,770	84,356
*	SSR Mining, Inc. (SSRM CN)	43,129	459,264
*Ω	STEP Energy Services Ltd.	9,547	27,008
	Superior Plus Corp.	29,800	149,584
	Supremex, Inc.	4,400	12,288
	Surge Energy, Inc.	9,700	32,859
*	Taiga Building Products Ltd.	11,800	33,039
	Tamarack Valley Energy Ltd.	137,999	357,360
*	Taseko Mines Ltd. (TKO CN)	74,112	168,265
	TELUS Corp.	416	6,403
*	Torex Gold Resources, Inc.	25,846	837,098
	Total Energy Services, Inc.	6,901	44,351
	Transcontinental, Inc., Class A	26,393	359,922
	Trican Well Service Ltd.	59,975	176,194
	Triple Flag Precious Metals Corp. (TFPM CN)	3,500	72,635
	Triple Flag Precious Metals Corp. (TFPM US)	854	17,755
*	Trisura Group Ltd. (TSU CN)	8,006	219,808
*	Valeura Energy, Inc.	2,110	11,510
	Veren, Inc. (VRN CN)	62,306	368,792
#	Veren, Inc. (VRN US)	76,183	450,242
	Vermilion Energy, Inc. (VET US)	36,800	221,904
	VersaBank (VBNK CN)	3,835	42,534
*	VerticalScope Holdings, Inc.	2,836	9,669
*††	Victoria Gold Corp./Vancouver	259	34
	Wajax Corp.	4,107	52,522
*	Well Health Technologies Corp.	50,031	143,713
	West Fraser Timber Co. Ltd. (WFG CN)	8,807	652,060
#	West Fraser Timber Co. Ltd. (WFG US)	1,556	115,113
	Westshore Terminals Investment Corp.	6,600	121,937

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Whitecap Resources, Inc.	162,842	$923,706
	Winpak Ltd.	8,514	263,770
*††	Xebec Adsorption, Inc.	18,924	0

TOTAL CANADA			59,037,876

CHILE — (0.1%)
*	CAP SA	10,189	52,404
	Empresa Nacional de Telecomunicaciones SA	47,111	136,324
	Empresas CMPC SA	66,847	104,836
*	Ripley Corp. SA	323,786	149,704
	Salfacorp SA	145,634	103,971
	SONDA SA	106,548	43,047

TOTAL CHILE			590,286

CHINA — (6.2%)
Ω	3SBio, Inc.	365,500	563,556
*	5I5J Holding Group Co. Ltd., Class A	60,500	26,364
	AAC Technologies Holdings, Inc.	144,000	689,322
	Accelink Technologies Co. Ltd., Class A	4,000	23,780
	Advanced Technology & Materials Co. Ltd., Class A	23,600	36,401
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	15,800	22,273
*	Agile Group Holdings Ltd.	116,000	6,760
	Aisino Corp., Class A	19,500	22,094
#Ω	A-Living Smart City Services Co. Ltd.	164,000	63,550
	Allmed Medical Products Co. Ltd., Class A	8,900	9,855
	Aluminum Corp. of China Ltd., Class H	242,000	129,890
*	Angang Steel Co. Ltd., Class H	184,000	34,814
	Anhui Conch Cement Co. Ltd., Class H	202,000	569,046
	Anhui Construction Engineering Group Co. Ltd., Class A	36,100	22,879
	Anhui Guangxin Agrochemical Co. Ltd., Class A	12,400	18,433

		Shares	Value»
CHINA — (Continued)
	Anhui Heli Co. Ltd., Class A	14,100	$30,797
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	19,500	18,722
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	11,700	30,160
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	13,100	9,680
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	30,600	22,549
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	15,800	18,028
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	26,100	30,468
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	17,400	43,437
	Anton Oilfield Services Group	504,000	62,280
	Aoshikang Technology Co. Ltd., Class A	4,500	15,421
	Aotecar New Energy Technology Co. Ltd., Class A	56,400	22,143
#Ω	AsiaInfo Technologies Ltd.	74,000	89,272
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	19,400	23,012
	AviChina Industry & Technology Co. Ltd., Class H	481,000	221,347
Ω	BAIC Motor Corp. Ltd., Class H	364,000	89,479
	Bank of Changsha Co. Ltd., Class A	21,500	26,822
	Bank of Chongqing Co. Ltd., Class H	132,500	129,005
Ω	Bank of Qingdao Co. Ltd., Class H	84,000	39,889
	Bank of Suzhou Co. Ltd., Class A	42,940	47,562

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bank of Xi’an Co. Ltd., Class A	48,800	$23,270
	Baoxiniao Holding Co. Ltd., Class A	38,600	20,303
*	Baoye Group Co. Ltd., Class H	46,000	26,507
*	Baozun, Inc. (9991 HK), Class A	28,500	24,360
	BBMG Corp., Class H.	274,000	24,738
	Beibuwan Port Co. Ltd., Class A	16,200	18,822
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	93,900	40,870
*	Beijing Capital International Airport Co. Ltd., Class H	332,000	119,683
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	20,750	24,928
	Beijing Easpring Material Technology Co. Ltd., Class A	5,300	27,606
	Beijing Enterprises Urban Resources Group Ltd.	36,000	1,511
#	Beijing Enterprises Water Group Ltd.	860,000	271,631
	Beijing Fengjing Automotive Parts Co. Ltd.	40,600	20,071
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	32,100	23,913
*	Beijing Haixin Energy Technology Co. Ltd., Class A	46,600	18,666
	Beijing Haohua Energy Resource Co. Ltd., Class A	19,000	18,896
*	Beijing Jetsen Technology Co. Ltd., Class A	40,700	29,639
	Beijing Jingyuntong Technology Co. Ltd., Class A	39,200	12,836
*	Beijing Leike Defense Technology Co. Ltd., Class A	37,100	22,008
	Beijing North Star Co. Ltd., Class H	130,000	11,554

		Shares	Value»
CHINA — (Continued)
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	26,500	$35,952
	Beijing Originwater Technology Co. Ltd., Class A	77,454	47,300
	Beijing Sanyuan Foods Co. Ltd., Class A	38,300	23,007
	Beijing Shougang Co. Ltd., Class A	40,100	19,923
	Beijing Sinnet Technology Co. Ltd., Class A	27,300	54,405
	Beijing SL Pharmaceutical Co. Ltd., Class A	20,800	18,422
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	14,500	7,061
	Beijing Strong Biotechnologies, Inc., Class A	11,400	21,961
*	Beijing Teamsun Technology Co. Ltd., Class A	26,500	33,196
*	Beijing Thunisoft Corp. Ltd., Class A	21,500	23,732
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	49,000	8,690
	Beijing Wandong Medical Technology Co. Ltd., Class A	3,200	7,727
*	Beijing Watertek Information Technology Co. Ltd., Class A	38,400	19,414
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	5,200	37,427
*	Beiqi Foton Motor Co. Ltd., Class A	104,398	37,686
*	Bengang Steel Plates Co. Ltd., Class A	44,600	22,949

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Best Pacific International Holdings Ltd.	34,000	$10,616
	Biem.L.Fdlkk Garment Co. Ltd., Class A	8,600	19,554
	Binhai Investment Co. Ltd.	55,136	7,609
Ω	Blue Moon Group Holdings Ltd.	145,000	71,329
*	Blue Sail Medical Co. Ltd., Class A	29,200	20,290
*	BOE HC SemiTek Corp.	33,600	30,596
	BOE Varitronix Ltd.	61,000	42,869
*	Bohai Leasing Co. Ltd., Class A	97,100	42,184
	Bright Dairy & Food Co. Ltd., Class A	18,300	20,817
	B-Soft Co. Ltd., Class A	46,800	36,706
	BTG Hotels Group Co. Ltd., Class A	22,100	43,582
	C&D International Investment Group Ltd.	106,227	222,165
	C&S Paper Co. Ltd., Class A	24,800	22,540
#*Ω	CALB Group Co. Ltd.	20,500	43,388
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	51,600	24,536
	Canmax Technologies Co. Ltd., Class A	9,400	23,071
	Canny Elevator Co. Ltd., Class A	12,200	12,172
	CCCC Design & Consulting Group Co. Ltd., Class A	13,500	14,481
	CECEP Solar Energy Co. Ltd., Class A	76,900	45,689
	CECEP Wind-Power Corp., Class A	68,250	26,980
	Central China New Life Ltd.	13,000	2,240
	Central China Securities Co. Ltd., Class H	158,000	29,087
	CGN New Energy Holdings Co. Ltd.	340,000	99,927
*	CGN Nuclear Technology Development Co. Ltd., Class A	25,400	24,461

		Shares	Value»
CHINA — (Continued)
	Changchun Faway Automobile Components Co. Ltd., Class A	19,700	$25,537
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	48,200	21,115
	Changshu Fengfan Power Equipment Co. Ltd., Class A	31,500	17,945
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	10,900	19,720
	Chengdu Hongqi Chain Co. Ltd., Class A	27,900	21,854
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	8,400	32,286
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,900	20,123
	Chengdu Wintrue Holding Co. Ltd., Class A	22,900	26,238
	Chengtun Mining Group Co. Ltd., Class A	38,000	28,180
	Chengzhi Co. Ltd., Class A	20,900	21,739
	China Aircraft Leasing Group Holdings Ltd.	25,500	13,514
	China Animal Husbandry Industry Co. Ltd., Class A	24,000	22,047
*Ω	China Bohai Bank Co. Ltd., Class H	350,000	41,091
*	China Boton Group Co. Ltd.	52,000	10,672
	China CAMC Engineering Co. Ltd., Class A	29,200	31,863
#	China Chunlai Education Group Co. Ltd.	40,000	21,695
#	China Cinda Asset Management Co. Ltd., Class H	1,649,000	210,350

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	China Coal Energy Co. Ltd., Class H	272,000	$281,033
	China Coal Xinji Energy Co. Ltd., Class A	42,500	39,149
	China Communications Services Corp. Ltd., Class H	476,000	247,901
	China Conch Venture Holdings Ltd.	288,500	296,108
	China CYTS Tours Holding Co. Ltd., Class A	12,000	16,061
#Ω	China East Education Holdings Ltd	107,000	81,025
*	China Eastern Airlines Corp. Ltd., Class H	166,000	49,417
	China Education Group Holdings Ltd	105,169	33,044
	China Electronics Huada Technology Co. Ltd.	126,000	22,554
	China Electronics Optics Valley Union Holding Co. Ltd.	480,000	12,126
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	942,000	119,967
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	142,303	43,089
	China Everbright Water Ltd.	62,444	11,035
Ω	China Feihe Ltd.	585,000	442,082
	China Foods Ltd.	162,000	64,741
	China Galaxy Securities Co. Ltd., Class H	569,500	517,351
	China Gas Holdings Ltd.	410,566	371,206
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	34,100	40,241
*	China High Speed Railway Technology Co. Ltd., Class A	61,400	22,791

		Shares	Value»
CHINA — (Continued)
#*	China High Speed Transmission Equipment Group Co. Ltd.	73,000	$7,807
	China Hongqiao Group Ltd.	432,000	775,446
	China International Marine Containers Group Co. Ltd., Class H	182,820	114,847
	China Isotope & Radiation Corp.	7,600	11,013
	China Kepei Education Group Ltd.	70,000	11,933
	China Lesso Group Holdings Ltd.	236,000	125,643
	China Lilang Ltd.	89,000	42,849
*Ω	China Literature Ltd.	73,400	254,878
	China Medical System Holdings Ltd.	204,000	217,737
#	China Meidong Auto Holdings Ltd.	146,000	39,089
	China Mengniu Dairy Co. Ltd.	428,000	1,065,999
	China Merchants Property Operation & Service Co. Ltd., Class A	12,900	20,947
#	China Modern Dairy Holdings Ltd.	540,000	70,986
	China National Accord Medicines Corp. Ltd., Class A	5,600	18,918
	China National Building Material Co. Ltd., Class H	331,749	160,864
	China National Gold Group Gold Jewellery Co. Ltd., Class A	18,100	20,489
	China National Medicines Corp. Ltd., Class A	8,000	31,933
Ω	China New Higher Education Group Ltd.	97,144	10,529
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	25,200	16,051

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Oil & Gas Group Ltd.	920,000	$16,191
	China Oilfield Services Ltd., Class H	190,000	148,582
	China Petroleum Engineering Corp., Class A	89,200	37,589
	China Railway Group Ltd., Class H	546,000	234,925
	China Railway Hi-tech Industry Co. Ltd., Class A	30,100	30,248
Ω	China Railway Signal & Communication Corp. Ltd., Class H	250,000	100,538
	China Railway Tielong Container Logistics Co. Ltd., Class A	29,200	22,613
	China Reinsurance Group Corp., Class H	1,202,000	139,392
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	5,700	20,837
	China Resources Building Materials Technology Holdings Ltd.	358,000	75,531
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	16,200	42,100
	China Resources Gas Group Ltd.	110,200	307,833
	China Resources Medical Holdings Co. Ltd.	143,500	67,555
#	China Risun Group Ltd.	252,000	81,417
*	China Sanjiang Fine Chemicals Co. Ltd.	118,000	27,193
*	China Shanshui Cement Group Ltd.	270,000	19,000
Ω	China Shengmu Organic Milk Ltd.	623,000	14,044
	China State Construction Development Holdings Ltd.	38,000	8,031

		Shares	Value»
CHINA — (Continued)
	China State Construction International Holdings Ltd.	368,000	$542,441
*	China Sunshine Paper Holdings Co. Ltd.	134,000	33,869
	China Tianying, Inc., Class A	27,400	15,916
	China TransInfo Technology Co. Ltd., Class A	23,600	29,760
	China Tungsten & Hightech Materials Co. Ltd., Class A	7,670	10,096
*	China Vanke Co. Ltd., Class H	388,200	266,121
	China West Construction Group Co. Ltd., Class A	30,500	23,879
#	China Yongda Automobiles Services Holdings Ltd.	217,500	69,341
#*Ω	China Youran Dairy Group Ltd.	466,000	142,097
	China Zheshang Bank Co. Ltd., Class H	444,599	150,317
	Chinasoft International Ltd.	394,000	251,121
	Chongqing Department Store Co. Ltd., Class A	6,200	27,100
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	11,300	20,402
	Chongqing Gas Group Corp. Ltd., Class A	24,249	18,248
	Chongqing Machinery & Electric Co. Ltd., Class H	106,000	12,636
	Chongqing Road & Bridge Co. Ltd., Class A	23,300	16,991
	Chongqing Rural Commercial Bank Co. Ltd., Class H	468,000	359,304
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	18,200	20,537
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	18,200	52,783

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chow Tai Seng Jewellery Co. Ltd., Class A	15,400	$27,609
	CIMC Enric Holdings Ltd.	134,000	105,089
*	Cinda Real Estate Co. Ltd., Class A	18,201	10,615
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	20,158
	City Development Environment Co. Ltd., Class A	13,200	24,459
*	ClouDr Group Ltd.	31,200	4,361
*	CMGE Technology Group Ltd.	282,000	12,142
	CMST Development Co. Ltd., Class A	24,300	19,650
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	61,200	34,411
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	17,800	17,183
*	COFCO Biotechnology Co. Ltd., Class A	25,600	19,278
*	COFCO Joycome Foods Ltd.	516,000	96,986
	COFCO Sugar Holding Co. Ltd., Class A	31,100	39,783
*	Comba Telecom Systems Holdings Ltd.	276,000	52,122
	Concord New Energy Group Ltd.	1,310,000	79,337
	Continental Aerospace Technologies Holding Ltd.	570,000	7,961
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	164,000	130,074
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	28,300	22,890
	CQ Pharmaceutical Holding Co. Ltd., Class A	29,600	19,777
	CSG Holding Co. Ltd., Class A	44,700	29,176

	Shares	Value»
CHINA — (Continued)
CTS International Logistics Corp. Ltd., Class A	29,200	$24,656
Daan Gene Co. Ltd., Class A	32,400	25,116
Dalian Huarui Heavy Industry Group Co. Ltd., Class A	30,200	24,934
Dashang Co. Ltd., Class A	13,879	47,854
Dawnrays Pharmaceutical Holdings Ltd.	128,000	19,108
Deppon Logistics Co. Ltd., Class A	15,800	28,200
* Dezhan Healthcare Co. Ltd., Class A	60,500	24,754
Dian Diagnostics Group Co. Ltd., Class A	13,600	26,258
Digital China Group Co. Ltd., Class A	10,400	58,565
Digital China Information Service Group Co. Ltd., Class A	17,900	26,361
Dongfang Electric Corp. Ltd., Class H	42,800	58,419
Dongguan Aohai Technology Co. Ltd., Class A	2,400	12,280
Dongguan Development Holdings Co. Ltd., Class A	12,900	18,288
Dongxing Securities Co. Ltd., Class A	23,800	32,868
Dongyue Group Ltd.	306,000	361,119
Dynagreen Environmental Protection Group Co. Ltd., Class H	96,000	54,052
Easyhome New Retail Group Co. Ltd., Class A	62,200	28,257
# E-Commodities Holdings Ltd.	368,000	38,873
EEKA Fashion Holdings Ltd.	46,000	44,191
*†† Elion Energy Co. Ltd., Class A	29,100	1,162
Essex Bio-technology Ltd.	22,000	12,768

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Eternal Asia Supply Chain Management Ltd., Class A	53,500	$35,749
	Ever Sunshine Services Group Ltd.	126,000	30,726
Ω	Everbright Securities Co. Ltd., Class H	13,400	11,683
*Ω	Everest Medicines Ltd.	9,000	57,165
	Fangda Carbon New Material Co. Ltd., Class A	30,961	19,677
	Fangda Special Steel Technology Co. Ltd., Class A	37,300	22,847
	Far East Smarter Energy Co. Ltd., Class A	35,300	23,333
	FAWER Automotive Parts Co. Ltd., Class A	15,600	12,608
	FESCO Group Co. Ltd., Class A	4,400	12,788
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	10,320	30,459
*	FIH Mobile Ltd.	597,000	57,767
*	Financial Street Holdings Co. Ltd., Class A	71,300	27,080
	First Capital Securities Co. Ltd., Class A	22,500	21,040
	Flat Glass Group Co. Ltd., Class H	32,000	36,164
	Fu Shou Yuan International Group Ltd.	221,000	100,165
	Fufeng Group Ltd.	298,000	248,963
	Fujian Star-net Communication Co. Ltd., Class A	13,300	35,480
	Fujian Sunner Development Co. Ltd., Class A	21,500	47,506
	Gansu Energy Chemical Co. Ltd., Class A	83,500	27,030
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	67,400	12,717

		Shares	Value»
CHINA — (Continued)
	Gansu Shangfeng Cement Co. Ltd., Class A	19,300	$23,345
	Gansu Yasheng Industrial Group Co. Ltd., Class A	51,300	20,003
	GCL Energy Technology Co. Ltd., Class A	18,300	18,070
#*	GDS Holdings Ltd. (9698 HK), Class A	49,400	156,702
	Gemdale Corp., Class A	52,200	30,813
	Gemdale Properties & Investment Corp. Ltd.	1,408,000	44,178
*	Genimous Technology Co. Ltd., Class A	28,400	30,462
	GF Securities Co. Ltd., Class H	140,600	183,150
#*	Global New Material International Holdings Ltd.	74,000	36,618
	Goldenmax International Group Ltd., Class A	17,200	19,157
	Goldwind Science & Technology Co. Ltd., Class H	94,000	64,772
*	Goodbaby International Holdings Ltd.	168,000	24,027
	Grand Pharmaceutical Group Ltd.	167,000	127,970
	Greentown China Holdings Ltd.	213,500	272,444
Ω	Greentown Management Holdings Co. Ltd.	102,000	34,962
	Greentown Service Group Co. Ltd.	254,000	144,800
	Guangdong Advertising Group Co. Ltd., Class A	27,400	27,399
	Guangdong Construction Engineering Group Co. Ltd., Class A	45,100	21,511
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	19,900	23,529

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong DFP New Material Group Co. Ltd.	47,100	$25,909
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	22,500	40,135
	Guangdong Dongpeng Holdings Co. Ltd., Class A	10,200	8,722
	Guangdong Dowstone Technology Co. Ltd., Class A	15,500	29,874
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	7,000	12,649
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	30,200	12,523
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,900	21,541
	Guangdong Provincial Expressway Development Co. Ltd., Class A	26,900	51,915
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	26,100	23,017
	Guangdong Vanward New Electric Co. Ltd., Class A	16,800	25,963
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	16,100	30,673
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	61,700	20,820
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,400	22,104
	Guangshen Railway Co. Ltd., Class H	282,000	61,790
	Guangxi Liugong Machinery Co. Ltd., Class A	27,400	37,537

		Shares	Value»
CHINA — (Continued)
	Guangxi LiuYao Group Co. Ltd., Class A	7,200	$16,775
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	62,000	20,744
	Guangzhou Baiyun International Airport Co. Ltd., Class A	19,000	23,607
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	28,000	61,141
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	7,700	24,361
	Guangzhou Wondfo Biotech Co. Ltd., Class A	6,400	18,145
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	14,900	21,712
	Guilin Layn Natural Ingredients Corp., Class A	17,200	17,320
	Guizhou Chanhen Chemical Corp., Class A	6,900	21,474
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	34,800	21,755
	Guizhou Tyre Co. Ltd., Class A	34,100	20,484
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	48,100	22,629
	Guizhou Zhenhua E-chem, Inc., Class A	13,700	21,531
*	Guoguang Electric Co. Ltd., Class A	13,500	26,515
	Guomai Technologies, Inc., Class A	10,500	15,974
#Ω	Guotai Haitong Securities Co. Ltd., Class H	47,120	67,157
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	4,600	25,253

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hainan Haide Capital Management Co. Ltd., Class A	20,500	$15,313
#*	Hainan Meilan International Airport Co. Ltd., Class H	31,000	38,327
	Haitian International Holdings Ltd.	72,000	166,785
	Hand Enterprise Solutions Co. Ltd., Class A	17,400	46,933
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	23,300	33,274
	Hangzhou GreatStar Industrial Co. Ltd.	6,900	22,139
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	4,400	35,468
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	12,100	18,308
	Hangzhou Iron & Steel Co., Class A	35,400	53,409
	Hangzhou Lion Microelectronics Co. Ltd., Class A	7,200	25,792
	Hangzhou Onechance Tech Corp., Class A	7,200	23,746
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	14,900	40,873
	Hangzhou Robam Appliances Co. Ltd., Class A	14,000	37,723
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	3,100	10,630
	Han’s Laser Technology Industry Group Co. Ltd., Class A	14,100	44,923
	Hanwei Electronics Group Corp., Class A	9,600	54,737
	Harbin Electric Co. Ltd., Class H	158,000	97,390

		Shares	Value»
CHINA — (Continued)
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	16,900	$23,737
*	Harbin Pharmaceutical Group Co. Ltd., Class A	25,900	12,837
	HBIS Resources Co. Ltd., Class A	10,900	19,466
*Ω	HBM Holdings Ltd.	64,000	70,613
	Health & Happiness H&H International Holdings Ltd.	54,500	62,047
	Hefei Urban Construction Development Co. Ltd., Class A	3,000	2,637
	Helens International Holdings Co. Ltd.	52,000	11,081
	Henan Liliang Diamond Co. Ltd., Class A	6,400	24,152
	Henan Mingtai Al Industrial Co. Ltd., Class A	20,200	33,425
	Henan Pinggao Electric Co. Ltd., Class A	20,100	44,928
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,840	27,865
*	Henan Yicheng New Energy Co. Ltd., Class A	13,900	6,803
	Henan Yuguang Gold & Lead Co. Ltd., Class A	23,900	22,728
	Henan Zhongyuan Expressway Co. Ltd., Class A	43,100	26,984
	Hengan International Group Co. Ltd.	69,500	187,377
	Hengtong Logistics Co. Ltd., Class A	8,100	9,692
	Hengyi Petrochemical Co. Ltd., Class A	35,500	29,767
	Hesteel Co. Ltd., Class A	133,300	39,834
	Hexing Electrical Co. Ltd., Class A	4,200	15,294
	Hitevision Co. Ltd., Class A	7,600	24,963

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hongyuan Green Energy Co. Ltd., Class A	12,600	$24,657
*	Hopson Development Holdings Ltd.	228,293	85,460
	Horizon Construction Development Ltd.	101,000	14,418
	Huaan Securities Co. Ltd., Class A	44,460	33,832
	Huadian Heavy Industries Co. Ltd., Class A	10,800	8,929
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	37,400	37,325
	Huafu Fashion Co. Ltd., Class A	36,000	30,712
	Huaihe Energy Group Co. Ltd., Class A	68,100	32,541
	Huapont Life Sciences Co. Ltd., Class A	24,200	13,534
Ω	Huatai Securities Co. Ltd., Class H	138,000	204,516
	Huaxin Cement Co. Ltd. (6655 HK), Class H	47,800	55,614
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	35,500	24,074
	Hubei Chutian Smart Communication Co. Ltd., Class A	20,700	12,617
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	6,800	19,123
	Hubei Yihua Chemical Industry Co. Ltd., Class A	11,300	16,952
	Hubei Zhenhua Chemical Co. Ltd., Class A	11,500	35,424
	Huishang Bank Corp. Ltd., Class H	135,800	50,995
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	53,300	21,029
	Hunan Gold Corp. Ltd., Class A	13,200	40,851
*Ω	Hygeia Healthcare Holdings Co. Ltd.	68,200	122,974

		Shares	Value»
CHINA — (Continued)
*	HyUnion Holding Co. Ltd., Class A	23,200	$22,229
	IKD Co. Ltd., Class A	17,400	39,848
	Infore Environment Technology Group Co. Ltd., Class A	39,700	32,651
	Inmyshow Digital Technology Group Co. Ltd., Class A	30,000	19,740
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	15,000	36,866
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	22,680	28,384
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	32,500	22,959
	Inspur Digital Enterprise Technology Ltd.	56,000	56,551
	Intco Medical Technology Co. Ltd., Class A	9,720	29,785
	Intron Technology Holdings Ltd.	46,000	7,837
*	iQIYI, Inc., ADR	74,141	136,419
	Jade Bird Fire Co. Ltd., Class A	16,600	25,354
	Jangho Group Co. Ltd., Class A	27,400	20,089
	Jason Furniture Hangzhou Co. Ltd., Class A	6,300	21,641
*Ω	JD Logistics, Inc.	266,400	417,825
	Jiang Su Suyan Jingshen Co. Ltd., Class A	17,200	22,651
	Jiangling Motors Corp. Ltd., Class A	9,400	24,358
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	31,400	24,947
	Jiangsu Azure Corp., Class A	17,900	31,332
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	56,000	25,539

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	8,600	$15,349
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	42,020	42,044
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	28,900	34,268
	Jiangsu General Science Technology Co. Ltd., Class A	27,500	17,233
	Jiangsu Guomao Reducer Co. Ltd., Class A	17,300	37,632
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	1,700	14,061
*	Jiangsu High Hope International Group Corp., Class A	56,400	19,222
	Jiangsu Huachang Chemical Co. Ltd., Class A	23,300	22,402
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	33,300	19,022
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,500	14,813
	Jiangsu Lihua Foods Group Co. Ltd	7,900	20,645
	Jiangsu Linyang Energy Co. Ltd., Class A	21,300	16,241
	Jiangsu Pacific Quartz Co. Ltd., Class A	6,800	30,337
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	11,400	15,272
	Jiangsu Shentong Valve Co. Ltd., Class A	12,800	19,102

		Shares	Value»
CHINA — (Continued)
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	34,900	$23,809
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	32,600	23,546
	Jiangsu Yinhe Electronics Co. Ltd., Class A	36,400	20,883
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	34,600	20,021
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	90,600	33,704
	Jiangxi Bank Co. Ltd., Class H	71,500	6,828
	Jiangxi Ganyue Expressway Co. Ltd., Class A	32,800	23,220
	Jiangxi Guotai Group Co. Ltd., Class A	13,300	23,004
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	13,200	12,222
	Jihua Group Corp. Ltd., Class A	67,000	23,815
*	Jilin Chemical Fibre, Class A	39,400	19,649
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	35,652	1,885
#	Jinchuan Group International Resources Co. Ltd.	425,000	35,071
	Jingjin Equipment, Inc., Class A	7,900	17,704
*	Jinke Smart Services Group Co. Ltd., Class H	29,900	27,344
#	JinkoSolar Holding Co. Ltd., ADR	8,667	148,726
	Jinlei Technology Co. Ltd., Class A	10,000	27,139
#Ω	Jinxin Fertility Group Ltd.	449,000	167,922
	Jinyu Bio-Technology Co. Ltd., Class A	23,800	22,275
#Ω	Jiumaojiu International Holdings Ltd.	152,000	49,307

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jizhong Energy Resources Co. Ltd., Class A	31,400	$26,986
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	19,800	28,903
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	28,100	19,897
	Joy City Property Ltd.	738,000	19,798
	JS Corrugating Machinery Co. Ltd., Class A	15,100	22,250
*Ω	JS Global Lifestyle Co. Ltd.	189,500	43,956
	JSTI Group, Class A	22,800	27,626
*	Ju Teng International Holdings Ltd.	116,000	20,410
	Juewei Food Co. Ltd., Class A	8,600	18,784
	Jutal Offshore Oil Services Ltd.	94,000	7,864
*	JY Grandmark Holdings Ltd.	50,000	2,051
	Kailuan Energy Chemical Co. Ltd., Class A	9,400	7,817
	Kaishan Group Co. Ltd., Class A	16,700	20,079
	Kangji Medical Holdings Ltd.	59,000	56,934
*	KBC Corp. Ltd., Class A	4,419	14,933
	Keda Industrial Group Co. Ltd., Class A	10,800	13,480
	Keshun Waterproof Technologies Co. Ltd., Class A	33,700	21,850
	Kinetic Development Group Ltd.	442,000	67,170
	Kingboard Holdings Ltd.	115,000	308,939
	Kingboard Laminates Holdings Ltd.	110,500	115,368
	Kingfa Sci & Tech Co. Ltd., Class A	41,200	62,269
#*	Kingsoft Cloud Holdings Ltd.	64,000	59,174
	Kuangda Technology Group Co. Ltd., Class A	42,400	29,380

		Shares	Value»
CHINA — (Continued)
	Kunlun Energy Co. Ltd.	756,000	$720,600
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	26,900	24,594
	Lao Feng Xiang Co. Ltd., Class A	5,000	33,044
	Laobaixing Pharmacy Chain JSC, Class A	9,100	25,186
	Launch Tech Co. Ltd., Class H	47,000	62,971
	Lee & Man Chemical Co. Ltd.	38,000	17,123
	Lee & Man Paper Manufacturing Ltd.	299,000	80,350
*Ω	Legend Holdings Corp., Class H	84,000	83,386
	Leo Group Co. Ltd., Class A	52,500	26,956
	Leoch International Technology Ltd.	116,000	34,877
	Li Ning Co. Ltd.	352,500	664,582
	Lianhe Chemical Technology Co. Ltd., Class A	24,900	21,685
	Liaoning Port Co. Ltd., Class H	284,000	24,503
*	Lier Chemical Co. Ltd., Class A	13,600	19,113
#*	Lifetech Scientific Corp.	370,000	68,648
	Lingbao Gold Group Co. Ltd., Class H	46,000	50,795
#	Livzon Pharmaceutical Group, Inc., Class H	6,400	21,225
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	8,100	18,455
#	LK Technology Holdings Ltd.	22,500	8,085
	Loncin Motor Co. Ltd., Class A	38,300	65,697
Ω	Longfor Group Holdings Ltd.	284,500	380,539
	Longhua Technology Group Luoyang Co. Ltd., Class A	28,700	26,824
	Longshine Technology Group Co. Ltd., Class A	8,900	17,229

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Lucky Harvest Co. Ltd., Class A	6,600	$49,101
	Luenmei Quantum Co. Ltd., Class A	29,100	23,519
	Luoniushan Co. Ltd., Class A	25,900	21,087
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,700	34,335
	Luxi Chemical Group Co. Ltd., Class A	19,600	28,837
#*Ω	Luye Pharma Group Ltd.	452,500	117,482
*	Maanshan Iron & Steel Co. Ltd., Class H	68,000	14,360
	Maccura Biotechnology Co. Ltd., Class A	14,000	21,933
#*Ω	Maoyan Entertainment	99,400	87,341
	Meilleure Health International Industry Group Ltd.	432,000	16,435
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	66,600	48,919
	Mesnac Co. Ltd., Class A	22,100	23,770
#	Metallurgical Corp. of China Ltd., Class H	528,000	99,836
	M-Grass Ecology & Environment Group Co. Ltd., Class A	29,600	17,048
*Ω	Microport Cardioflow Medtech Corp.	112,000	13,021
#Ω	Midea Real Estate Holding Ltd.	51,200	26,571
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	1,600	10,643
	Ming Yang Smart Energy Group Ltd., Class A	31,100	43,734
*	Minmetals Development Co. Ltd., Class A	21,300	21,015
*	Minmetals Land Ltd.	340,000	18,391
*	Minth Group Ltd.	142,000	339,184
	MLS Co. Ltd., Class A	24,900	27,075
*Ω	Mobvista, Inc.	49,000	34,950

		Shares	Value»
CHINA — (Continued)
	Moon Environment Technology Co. Ltd., Class A	15,200	$24,097
	Nanhua Futures Co. Ltd., Class A	12,200	20,005
	NanJi E-Commerce Co. Ltd., Class A	28,700	17,392
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,400	27,924
	Nanjing Iron & Steel Co. Ltd., Class A	75,000	44,611
	Nanjing Pharmaceutical Co. Ltd., Class A	31,500	22,609
*	Nanjing Tanker Corp., Class A	66,500	24,439
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	33,700	29,476
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	9,900	22,400
	NetDragon Websoft Holdings Ltd.	49,500	63,171
	Neusoft Corp., Class A	20,400	28,290
	New China Life Insurance Co. Ltd., Class H	153,600	560,933
	Newland Digital Technology Co. Ltd., Class A	4,000	14,750
	Nexteer Automotive Group Ltd.	193,000	129,375
#*	Nine Dragons Paper Holdings Ltd.	198,000	72,667
	Ningbo Boway Alloy Material Co. Ltd., Class A	8,400	20,127
	Ningbo Huaxiang Electronic Co. Ltd., Class A	19,100	43,963
	Ningbo Jintian Copper Group Co. Ltd., Class A	30,400	27,913
	Ningbo Joyson Electronic Corp., Class A	18,400	41,694
	Ningbo Peacebird Fashion Co. Ltd., Class A	11,800	25,780

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningbo Shanshan Co. Ltd., Class A	38,300	$37,011
	Ningbo Xusheng Group Co. Ltd., Class A	12,600	22,420
	Ningbo Yunsheng Co. Ltd., Class A	10,700	10,999
	NKY Medical Holdings Ltd., Class A	13,700	28,003
	Norinco International Cooperation Ltd., Class A	22,300	31,474
	North Chemical Industries Co. Ltd., Class A	15,200	22,432
	North China Pharmaceutical Co. Ltd., Class A	34,500	28,690
	North Huajin Chemical Industries Co. Ltd., Class A	38,800	28,226
	Northeast Pharmaceutical Group Co. Ltd., Class A	35,500	25,112
	Northeast Securities Co. Ltd., Class A	28,400	29,619
*	Nuode New Materials Co. Ltd., Class A	10,200	4,294
	Offshore Oil Engineering Co. Ltd., Class A	33,800	24,718
	Onewo, Inc., Class H	31,900	88,029
	Opple Lighting Co. Ltd., Class A	7,800	18,131
	ORG Technology Co. Ltd., Class A	58,200	42,822
	Orient International Enterprise Ltd., Class A	9,500	9,750
Ω	Orient Securities Co. Ltd., Class H	164,400	96,823
*	Oriental Energy Co. Ltd., Class A	34,900	39,310
	PCI Technology Group Co. Ltd., Class A	40,700	29,056
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	164,500	3,171
	PharmaBlock Sciences Nanjing, Inc., Class A	5,300	23,485

		Shares	Value»
CHINA — (Continued)
	PhiChem Corp., Class A	13,700	$33,407
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	21,000	23,766
*	Polaris Bay Group Co. Ltd., Class A	19,700	17,221
	Poly Property Services Co. Ltd., Class H	24,800	98,474
	Porton Pharma Solutions Ltd., Class A	6,900	14,301
	Prinx Chengshan Holdings Ltd.	20,000	20,121
	Pylon Technologies Co. Ltd., Class A	3,881	21,923
*	Q Technology Group Co. Ltd.	123,000	103,167
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	21,100	37,084
	Qingdao East Steel Tower Stock Co. Ltd., Class A	38,100	39,879
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	7,100	16,132
	Qingdao Gon Technology Co. Ltd., Class A	3,600	12,442
#Ω	Qingdao Port International Co. Ltd., Class H	87,000	62,890
	Qingdao Rural Commercial Bank Corp., Class A	127,700	55,085
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	13,100	16,000
	Qinhuangdao Port Co. Ltd., Class H	74,500	20,623
	Rainbow Digital Commercial Co. Ltd., Class A	38,250	28,119
*Ω	Red Star Macalline Group Corp. Ltd., Class H	122,000	21,054

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	Redco Properties Group Ltd.	156,000	$2,050
	Renhe Pharmacy Co. Ltd., Class A	26,500	19,633
	Rianlon Corp., Class A	6,700	25,899
	Risen Energy Co. Ltd., Class A	14,900	18,166
	Riyue Heavy Industry Co. Ltd., Class A	12,300	20,170
	Rizhao Port Co. Ltd., Class A	56,400	23,317
*	RongFa Nuclear Equipment Co. Ltd., Class A	49,300	32,255
	Runjian Co. Ltd., Class A	3,100	21,389
	Sanjiang Shopping Club Co. Ltd., Class A	12,600	19,768
	Sanquan Food Co. Ltd., Class A	7,110	11,285
*	Sansteel Minguang Co. Ltd. Fujian, Class A	54,900	28,516
	Sansure Biotech, Inc., Class A	9,291	25,364
	Sany Heavy Equipment International Holdings Co. Ltd.	209,000	152,403
	Sealand Securities Co. Ltd., Class A	103,000	54,040
*	Seazen Group Ltd.	568,000	142,858
*	Seazen Holdings Co. Ltd., Class A	16,700	31,160
	S-Enjoy Service Group Co. Ltd.	63,000	22,745
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	44,500	24,009
*	Shaanxi Heimao Coking Co. Ltd., Class A	58,400	23,332
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	29,350	26,475
	Shandong Bohui Paper Industrial Co. Ltd., Class A	30,100	17,835
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	23,500	23,628

		Shares	Value»
CHINA — (Continued)
	Shandong Haihua Co. Ltd., Class A	23,600	$17,285
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	14,900	11,490
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	46,100	21,655
	Shandong Humon Smelting Co. Ltd., Class A	11,000	16,415
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	10,900	23,506
	Shandong Lukang Pharma, Class A	17,900	24,406
	Shandong Pharmaceutical Glass Co. Ltd., Class A	6,300	19,256
	Shandong Publishing & Media Co. Ltd., Class A	16,300	22,033
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	2,000	14,492
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	284,000	209,042
	Shandong WIT Dyne Health Co. Ltd., Class A	6,000	25,253
	Shandong Xiantan Co. Ltd., Class A	11,300	9,240
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	32,000	22,645
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	10,300	11,740
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	15,500	13,704
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	20,000	28,948

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Bailian Group Co. Ltd., Class A	25,800	$34,000
	Shanghai Bright Meat Group Co. Ltd., Class A	27,000	30,155
	Shanghai Datun Energy Resources Co. Ltd., Class A	13,300	20,298
	Shanghai Environment Group Co. Ltd., Class A	21,400	23,178
	Shanghai Gench Education Group Ltd.	16,500	4,780
	Shanghai Huayi Group Co. Ltd., Class A	22,900	21,453
	Shanghai Jahwa United Co. Ltd., Class A	4,000	12,890
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,000	23,149
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	24,600	19,934
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	17,300	52,891
*	Shanghai Milkground Food Tech Co. Ltd., Class A	8,700	31,190
#	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	135,800	185,710
	Shanghai Pret Composites Co. Ltd., Class A	17,300	24,671
	Shanghai QiFan Cable Co. Ltd., Class A	9,600	19,360
	Shanghai Runda Medical Technology Co. Ltd., Class A	10,500	26,097
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	12,100	17,052

		Shares	Value»
CHINA — (Continued)
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,400	$22,682
	Shanghai Tunnel Engineering Co. Ltd., Class A	53,000	43,408
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	11,000	17,005
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	45,100	26,469
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	26,300	38,949
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	15,300	13,220
	Shantui Construction Machinery Co. Ltd., Class A	17,600	21,141
	Shanxi Blue Flame Holding Co. Ltd., Class A	27,000	23,803
	Shanxi Coal International Energy Group Co. Ltd., Class A	14,800	19,298
	Shanxi Coking Co. Ltd., Class A	36,800	17,634
	Shanxi Hi-speed Group Co. Ltd., Class A	32,600	22,444
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	25,480	23,717
*	Shanxi Meijin Energy Co. Ltd., Class A	37,100	21,464
*Ω	Shengjing Bank Co. Ltd., Class H	95,000	11,191
	Shenma Industry Co. Ltd., Class A	26,406	29,211
	Shenzhen Agricultural Power Group Co. Ltd., Class A	12,300	10,740
	Shenzhen Airport Co. Ltd., Class A	36,800	34,318
	Shenzhen Aisidi Co. Ltd., Class A	14,000	22,408

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Center Power Tech Co. Ltd., Class A	10,500	$20,715
	Shenzhen Cereals Holdings Co. Ltd., Class A	20,900	19,346
	Shenzhen Colibri Technologies Co. Ltd., Class A	11,800	24,614
	Shenzhen Das Intellitech Co. Ltd., Class A	65,900	28,830
	Shenzhen Desay Battery Technology Co., Class A	5,980	17,431
*	Shenzhen Dynanonic Co. Ltd., Class A	5,800	22,337
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	8,300	24,670
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	18,500	19,808
	Shenzhen Gas Corp. Ltd., Class A	31,800	27,936
	Shenzhen Gongjin Electronics Co. Ltd., Class A	18,500	23,271
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	23,500	13,467
	Shenzhen Hopewind Electric Co. Ltd., Class A	11,200	45,964
	Shenzhen International Holdings Ltd.	282,255	288,756
	Shenzhen Invt Electric Co. Ltd., Class A	20,200	21,426
	Shenzhen Jinjia Group Co. Ltd., Class A	40,200	19,938
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	22,000	17,819
	Shenzhen Kedali Industry Co. Ltd., Class A	2,100	38,081

		Shares	Value»
CHINA — (Continued)
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	9,100	$18,819
	Shenzhen Kinwong Electronic Co. Ltd., Class A	8,200	31,540
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	13,600	17,733
	Shenzhen Leaguer Co. Ltd., Class A	19,200	21,761
	Shenzhen Microgate Technology Co. Ltd., Class A	16,900	23,825
	Shenzhen MTC Co. Ltd., Class A	47,100	27,969
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	69,600	21,715
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	67,000	23,709
	Shenzhen Noposin Crop Science Co. Ltd., Class A	11,900	15,473
#	Shenzhen Pagoda Industrial Group Corp. Ltd.	104,000	13,318
	Shenzhen SC New Energy Technology Corp., Class A	4,900	37,091
	Shenzhen Senior Technology Material Co. Ltd., Class A	20,700	25,916
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	16,600	23,064
	Shenzhen Tagen Group Co. Ltd., Class A	43,000	21,068
	Shenzhen Topband Co. Ltd., Class A	16,700	32,201
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	17,300	43,824
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	54,696	34,118

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,600	$17,266
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	11,400	32,532
*	Shenzhen Zhenye Group Co. Ltd., Class A	14,700	12,861
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	59,400	36,505
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	16,300	50,577
	Shinva Medical Instrument Co. Ltd., Class A	13,920	28,192
††	Shouhang High-Tech Energy Co. Ltd., Class A	26,100	252
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	38,900	23,502
	Shui On Land Ltd.	685,000	58,225
	Sichuan Chengfei Integration Technology Corp., Class A	7,000	16,019
	Sichuan EM Technology Co. Ltd., Class A	18,700	23,188
	Sichuan Haite High-tech Co. Ltd., Class A	9,300	11,826
	Sichuan Hebang Biotechnology Co. Ltd., Class A	93,900	21,860
*	Sichuan Lutianhua Co. Ltd., Class A	21,500	14,310
	Sichuan Yahua Industrial Group Co. Ltd., Class A	16,200	24,953
	Sihuan Pharmaceutical Holdings Group Ltd.	885,000	82,095

		Shares	Value»
CHINA — (Continued)
	Sino Biopharmaceutical Ltd.	412,000	$206,906
*	Sinochem International Corp., Class A	36,300	17,906
	Sinofert Holdings Ltd.	518,000	78,210
	Sinoma International Engineering Co., Class A	14,100	17,798
	Sinoma Science & Technology Co. Ltd., Class A	22,400	42,371
	Sinomach Automobile Co. Ltd., Class A	21,100	18,395
	Sinomach Precision Industry Group Co. Ltd., Class A	7,100	15,012
	Sinomine Resource Group Co. Ltd., Class A	5,300	21,235
	Sinopec Engineering Group Co. Ltd., Class H	269,000	191,411
*	Sinopec Oilfield Equipment Corp., Class A	28,700	23,597
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	358,000	53,025
	Sinopharm Group Co. Ltd., Class H	223,200	526,026
	Sino-Platinum Metals Co. Ltd., Class A	10,790	19,594
	Sinosteel Engineering & Technology Co. Ltd., Class A	25,100	22,287
	Sinosteel New Materials Co. Ltd., Class A	20,200	21,726
	Sinotrans Ltd., Class H	409,000	177,752
	Sinotruk Jinan Truck Co. Ltd., Class A	19,900	46,552
#	Skyworth Group Ltd.	207,978	79,823
Ω	Smoore International Holdings Ltd.	29,000	50,194
	Snowsky Salt Industry Group Co. Ltd., Class A	29,900	20,541
	Sobute New Materials Co. Ltd., Class A	6,400	7,195
#*	SOHO China Ltd.	217,500	15,132

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	SSY Group Ltd.	196,000	$74,380
	Stanley Agricultural Group Co. Ltd., Class A	24,600	28,414
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	29,900	31,124
	STO Express Co. Ltd., Class A	17,500	25,752
	Sumec Corp. Ltd., Class A	11,800	15,373
*	Sun King Technology Group Ltd.	130,000	18,598
	Suning Universal Co. Ltd., Class A	98,300	29,240
*	Sunstone Development Co. Ltd., Class A	10,700	25,613
	Sunward Intelligent Equipment Co. Ltd., Class A	27,200	26,200
	Sunwoda Electronic Co. Ltd., Class A	11,500	30,076
	Suzhou Anjie Technology Co. Ltd., Class A	11,300	20,025
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	13,300	47,330
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	28,600	20,836
	Symphony Holdings Ltd.	280,000	29,532
*	Tangrenshen Group Co. Ltd., Class A	26,800	17,871
*	Tangshan Jidong Cement Co. Ltd., Class A	38,400	25,042
	TangShan Port Group Co. Ltd., Class A	58,200	32,153
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	25,500	17,057
	Tayho Advanced Materials Group Co. Ltd., Class A	24,900	35,053
	TCL Electronics Holdings Ltd.	176,000	222,323
	TDG Holdings Co. Ltd., Class A	25,500	22,850

		Shares	Value»
CHINA — (Continued)
	Three’s Co. Media Group Co. Ltd., Class A	6,200	$23,653
	Tian Di Science & Technology Co. Ltd., Class A	50,500	43,094
	Tiande Chemical Holdings Ltd.	56,000	7,766
	Tiangong International Co. Ltd.	254,000	69,009
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	88,000	36,123
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	75,500	35,188
	Tianjin Port Co. Ltd., Class A	34,400	20,951
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,400	23,608
	Tianjin Teda Co. Ltd., Class A	33,800	17,172
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	32,500	25,490
*	Tianma Microelectronics Co. Ltd., Class A	33,800	37,136
#	Tianqi Lithium Corp., Class H	25,400	75,506
	Tianrun Industry Technology Co. Ltd., Class A	30,100	25,598
	Tianshan Aluminum Group Co. Ltd., Class A	42,200	43,293
	Titan Wind Energy Suzhou Co. Ltd., Class A	20,900	18,508
	Tofflon Science & Technology Group Co. Ltd., Class A	15,300	24,781
	Toly Bread Co. Ltd., Class A	25,900	19,369
	Tomson Group Ltd.	63,669	22,031
	Tong Ren Tang Technologies Co. Ltd., Class H	110,000	67,108
	Tongcheng Travel Holdings Ltd.	25,600	67,149

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Tongguan Gold Group Ltd.	82,000	$12,567
	Tongyu Heavy Industry Co. Ltd., Class A	63,900	21,468
	Topsec Technologies Group, Inc., Class A	35,600	35,442
Ω	Topsports International Holdings Ltd.	326,000	129,604
	TravelSky Technology Ltd., Class H	131,000	182,360
*	Triumph New Energy Co. Ltd., Class H	22,000	9,740
	Truly International Holdings Ltd.	408,000	50,088
	TSP Wind Power Group Co. Ltd.	12,900	11,284
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	82,400	3,177
	Unilumin Group Co. Ltd., Class A	32,500	31,079
	Uni-President China Holdings Ltd.	33,000	39,593
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	16,000	30,557
	Valiant Co. Ltd., Class A	18,300	27,506
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	8,300	20,003
	Vatti Corp. Ltd., Class A	9,200	8,199
*Ω	Venus MedTech Hangzhou, Inc., Class H	62,500	20,550
	Vipshop Holdings Ltd., ADR	49,285	671,262
*	Visionox Technology, Inc., Class A	27,100	31,943
*Ω	Viva Biotech Holdings	265,500	50,314
#*	Vnet Group, Inc., ADR	13,987	87,978
	Wangneng Environment Co. Ltd., Class A	8,300	20,403
	Wanxiang Qianchao Co. Ltd., Class A	44,640	39,997
	Wasion Holdings Ltd.	98,000	101,381

		Shares	Value»
CHINA — (Continued)
	Wasu Media Holding Co. Ltd., Class A	36,300	$38,527
	Weichai Power Co. Ltd., Class H	259,000	505,283
	Weifu High-Technology Group Co. Ltd., Class A	9,600	25,810
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	13,600	17,581
*	Wellhope Foods Co. Ltd., Class A	18,100	20,818
	Wencan Group Co. Ltd., Class A	6,200	17,440
#	West China Cement Ltd.	528,000	106,062
	Western Securities Co. Ltd., Class A	18,300	18,984
	Windey Energy Technology Group Co. Ltd., Class A	11,000	15,925
	Wuchan Zhongda Group Co. Ltd., Class A	60,523	42,397
*	Wuhan P&S Information Technology Co. Ltd., Class A	29,800	42,113
	Wuhu Token Science Co. Ltd., Class A	27,900	21,831
	Wushang Group Co. Ltd., Class A	20,400	26,150
*Ω	Wuxi Biologics Cayman, Inc.	28,500	82,776
	Wuxi Boton Technology Co. Ltd., Class A	10,500	33,178
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	17,800	22,382
	Wuxi Paike New Materials Technology Co. Ltd., Class A	3,200	24,440
	Wuxi Rural Commercial Bank Co. Ltd., Class A	30,400	23,163
	Wuxi Taiji Industry Ltd. Co., Class A	21,300	18,568

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	91,500	$8,543
	Xiamen Bank Co. Ltd., Class A	57,200	45,392
	Xiamen C & D, Inc., Class A	29,600	42,457
	Xiamen Changelight Co. Ltd., Class A	14,500	21,188
	Xiamen ITG Group Corp. Ltd., Class A	19,700	17,010
	Xiamen Kingdomway Group Co., Class A	8,500	18,564
	Xiamen Tungsten Co. Ltd., Class A	13,000	32,839
	Xiamen Xiangyu Co. Ltd., Class A	31,700	28,294
	Xiandai Investment Co. Ltd., Class A	19,900	10,850
	Xianhe Co. Ltd., Class A	7,900	22,861
	Xilinmen Furniture Co. Ltd., Class A	7,900	16,649
	Xinfengming Group Co. Ltd., Class A	25,400	37,737
	Xingfa Aluminium Holdings Ltd.	46,000	45,466
	Xinjiang Communications Construction Group Co. Ltd., Class A	13,200	20,083
	Xinjiang Joinworld Co. Ltd., Class A	10,900	9,998
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	41,700	21,392
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	23,700	31,701
	Xinxiang Chemical Fiber Co. Ltd., Class A	42,300	22,700
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	78,600	36,453
#	Xinyi Energy Holdings Ltd.	723,658	85,695
	Xinyi Solar Holdings Ltd.	172,000	57,200
	Xinyu Iron & Steel Co. Ltd., Class A	80,000	44,534

		Shares	Value»
CHINA — (Continued)
	Xinzhi Group Co. Ltd., Class A	12,200	$28,962
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	14,900	22,245
	Xtep International Holdings Ltd.	271,170	184,925
	Yangling Metron New Material, Inc., Class A	6,200	16,094
*	Yangmei Chemical Co. Ltd., Class A	30,500	8,525
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	19,500	34,398
#	Yankuang Energy Group Co. Ltd., Class H	412,400	430,720
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,300	19,603
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	9,300	15,885
#*	Yeahka Ltd.	31,200	31,209
	Yechiu Metal Recycling China Ltd., Class A	67,200	22,104
	Yeebo International Holdings Ltd.	102,000	21,292
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	89,600	143,694
	Yifan Pharmaceutical Co. Ltd., Class A	13,300	20,776
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,000	23,436
	Yonfer Agricultural Technology Co. Ltd., Class A	24,300	45,401
	Yongjin Technology Group Co. Ltd.	9,000	20,183
	YongXing Special Materials Technology Co. Ltd., Class A	5,500	23,220
	Yotrio Group Co. Ltd., Class A	60,200	28,893

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Youngy Co. Ltd., Class A	6,000	$22,446
	Youzu Interactive Co. Ltd., Class A	19,500	25,301
*	Yueyang Forest & Paper Co. Ltd., Class A	45,200	26,672
	YUNDA Holding Group Co. Ltd., Class A	31,300	29,270
	Yunnan Copper Co. Ltd., Class A	26,500	42,516
	Yunnan Energy Investment Co. Ltd., Class A	7,600	11,403
	Yunnan Tin Co. Ltd., Class A	12,900	24,569
	Yusys Technologies Co. Ltd., Class A	14,600	48,442
	ZBOM Home Collection Co. Ltd., Class A	11,500	17,289
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	16,600	25,135
	Zhejiang Communications Technology Co. Ltd., Class A	36,540	19,361
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	29,300	17,722
	Zhejiang Crystal-Optech Co. Ltd., Class A	14,600	39,568
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	19,300	37,371
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	7,600	15,863
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	15,800	19,229
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	16,200	25,116

		Shares	Value»
CHINA — (Continued)
	Zhejiang Hailiang Co. Ltd., Class A	37,200	$48,937
	Zhejiang HangKe Technology, Inc. Co., Class A	5,930	13,950
	Zhejiang Hangmin Co. Ltd., Class A	13,800	13,445
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	11,500	14,039
	Zhejiang Huace Film & Television Co. Ltd., Class A	22,700	22,500
	Zhejiang Huangma Technology Co. Ltd., Class A	13,600	22,650
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	27,100	31,896
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	9,600	56,700
	Zhejiang Jingu Co. Ltd., Class A	17,100	32,495
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	15,400	28,958
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	10,500	19,851
	Zhejiang Longsheng Group Co. Ltd., Class A	24,500	33,113
	Zhejiang Narada Power Source Co. Ltd., Class A	19,200	37,275
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,700	18,165
	Zhejiang Runtu Co. Ltd., Class A	22,300	21,366
	Zhejiang Semir Garment Co. Ltd., Class A	32,200	24,912
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	27,080	19,337

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Southeast Space Frame Co. Ltd., Class A	16,800	$9,440
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	28,400	37,685
	Zhejiang Taihua New Material Group Co. Ltd., Class A	9,200	12,073
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,500	16,873
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	22,300	51,278
	Zhejiang Wanliyang Co. Ltd., Class A	23,600	23,833
	Zhejiang Wanma Co. Ltd., Class A	20,500	41,731
	Zhejiang Wansheng Co. Ltd., Class A	7,900	10,325
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	11,600	14,358
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	13,160	13,740
	Zhejiang Yasha Decoration Co. Ltd., Class A	30,000	14,909
	Zhende Medical Co. Ltd., Class A	2,900	7,643
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	53,400	88,891
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	43,800	28,245
	Zhewen Interactive Group Co. Ltd., Class A	35,300	38,933
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	139,000	200,716
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	8,700	19,245

		Shares	Value»
CHINA — (Continued)
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	53,700	$51,246
	Zhongsheng Group Holdings Ltd.	159,500	239,997
	Zhongtong Bus Holding Co. Ltd., Class A	14,200	21,701
*Ω	Zhongyuan Bank Co. Ltd., Class H	145,000	5,913
Ω	Zhou Hei Ya International Holdings Co. Ltd.	213,500	69,207
	Zhuhai Huafa Properties Co. Ltd., Class A	46,300	32,482
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	45,800	183,834
	Zhuzhou Kibing Group Co. Ltd., Class A	51,400	38,251
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	26,900	16,501
Ω	ZJLD Group, Inc.	24,000	20,062
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	269,800	194,413
	ZTO Express Cayman, Inc. (2057 HK)	7,050	131,298

TOTAL CHINA			45,619,846

COLOMBIA — (0.0%)
	Almacenes Exito SA, BDR	19,278	35,362
*	Corp. Financiera Colombiana SA	38,292	150,066

TOTAL COLOMBIA			185,428

DENMARK — (2.1%)
	Alm Brand AS	302,698	717,240
*	Bavarian Nordic AS	15,364	365,299
#*	Better Collective AS	3,832	50,433
*	Cadeler AS (CADLR NO)	611	3,195
	Columbus AS	23,788	42,557
	D/S Norden AS	9,351	254,648
	FLSmidth & Co. AS	17,559	831,282
	Foroya Banki P	1,321	35,219
#*	GN Store Nord AS	27,186	410,461

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	H Lundbeck AS (HLUNA DC), Class A	24,658	$101,845
	H Lundbeck AS (HLUNB DC)	97,184	465,075
*	H&H International AS, Class B	5,056	93,015
	ISS AS	44,132	1,107,336
	Jyske Bank AS	18,173	1,490,520
	Matas AS	13,030	268,930
#*	Nilfisk Holding AS	3,486	46,188
*	NKT AS	19,205	1,563,708
	Per Aarsleff Holding AS	6,619	533,301
	Ringkjoebing Landbobank AS	9,222	1,763,305
	Rockwool AS, Class A	14,160	645,663
	Rockwool AS, Class B	26,200	1,196,034
	Royal Unibrew AS	46	3,658
Ω	Scandinavian Tobacco Group AS	22,438	326,598
	Schouw & Co. AS	4,623	421,385
	Solar AS, Class B	200	7,700
	SP Group AS	2,842	116,460
*	Spar Nord Bank AS	34,913	1,120,377
	Sparekassen Sjaelland-Fyn AS	4,899	211,724
	Sydbank AS	19,669	1,259,610
	Tryg AS	7,888	188,132
	Vestjysk Bank AS	80,172	52,309

TOTAL DENMARK			15,693,207

FINLAND — (1.7%)
	Aktia Bank OYJ	11,821	134,012
	Alandsbanken Abp, Class B	2,284	95,025
	Anora Group OYJ	7,486	27,867
	Apetit OYJ	1,113	17,302
	Atria OYJ	3,506	51,482
	Bittium OYJ	5,009	38,928
	Digia OYJ	4,078	30,824
	Fiskars OYJ Abp	10,410	172,973
	Fortum OYJ	89,128	1,494,369
*	Glaston OYJ Abp	4,426	6,929
	Hiab OYJ	10,303	490,245
	Huhtamaki OYJ	25,055	922,467
	Kalmar OYJ, Class B	10,303	326,409
	Kemira OYJ	32,084	662,023
	Kesko OYJ (KESKOA FH), Class A	770	17,219
	Kesko OYJ (KESKOB FH), Class B	7,458	171,227

		Shares	Value»
FINLAND — (Continued)
	Konecranes OYJ	13,010	$871,644
*	Lindex Group OYJ	15,071	45,234
	Mandatum OYJ	91,786	648,700
#	Metsa Board OYJ (METSA FH), Class A	2,149	14,616
	Metsa Board OYJ (METSB FH), Class B	15,747	57,492
	Neste OYJ	2,556	26,514
	NoHo Partners OYJ	1,625	17,475
	Nokian Renkaat OYJ	29,900	237,849
	Olvi OYJ, Class A	1,595	59,805
	Oma Saastopankki OYJ	1,150	11,879
	Oriola OYJ (OKDBV FH), Class B	11,313	14,015
	Outokumpu OYJ	82,658	318,161
	Pihlajalinna OYJ	6,174	97,402
	Ponsse OYJ	730	22,424
	Raisio OYJ, Class V	23,694	66,042
	Sanoma OYJ	19,907	219,299
	Scanfil OYJ	3,530	34,826
*	SRV Group OYJ	786	4,667
	Stora Enso OYJ, Class R	121,170	1,125,474
*	Teleste OYJ	3,463	11,482
Ω	Terveystalo OYJ	22,008	305,862
	TietoEVRY OYJ	11,880	212,831
	Tokmanni Group Corp.	725	11,439
	UPM-Kymmene OYJ	79,119	2,095,554
#	Valmet OYJ	38,832	1,185,699
	Wartsila OYJ Abp	17,828	329,403
#*	YIT OYJ	27,688	80,809

TOTAL FINLAND			12,785,898

FRANCE — (4.0%)
*	74Software SA	2,602	100,392
	ABC arbitrage	5,304	36,247
	Accor SA	4,281	210,935
*	Alstom SA	81,487	1,967,843
	Alten SA	4,916	416,697
Ω	Amundi SA	10,773	850,972
	Arkema SA	14,903	1,133,008
#	Assystem SA	1,526	66,311
	Aubay	1,145	59,731
Ω	Ayvens SA	28,527	289,170
#	Beneteau SACA	6,175	56,494
	Boiron SA	1,406	38,702
	Bonduelle SCA	2,599	24,308
	Bouygues SA	51,932	2,282,687

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	448	$27,717
*	Canal & SA	175,700	399,235
	Carrefour SA	124,412	1,918,895
	CBo Territoria	11,180	47,092
	Cie des Alpes	6,017	118,401
	Coface SA	34,135	699,657
	Derichebourg SA	27,304	187,817
	Eiffage SA	20,030	2,725,537
*Ω	Elior Group SA	41,700	126,323
	Elis SA	58,949	1,513,166
#	Eramet SA	1,602	88,828
	Esso SA Francaise	757	121,683
	Etablissements Maurel et Prom SA	22,578	116,223
	Exel Industries SA, Class A	396	15,818
	Fnac Darty SA (FNAC FP)	2,442	85,026
	Forvia SE (FRVIA FP)	14,130	109,150
#*	Genfit SA	2,917	11,811
	GL Events SACA	2,532	63,139
	Groupe Crit SA	1,048	80,859
	Groupe SFPI	8,334	20,400
#	Guerbet	1,473	33,512
	Imerys SA	5,123	171,130
	IPSOS SA	11,856	561,318
	Jacquet Metals SACA	2,639	62,074
*	JCDecaux SE	7,476	130,114
	Laurent-Perrier	749	82,407
	LISI SA	3,548	111,102
	LNA Sante SA	1,202	31,291
*	Louis Hachette Group	28,465	44,881
#Ω	Maisons du Monde SA	4,232	13,196
	Manitou BF SA	2,169	50,017
	Mersen SA	4,415	94,625
	Metropole Television SA	6,128	96,288
#*	Nexity SA	9,935	104,173
	NRJ Group	6,338	47,752
	Opmobility	8,759	98,164
	Quadient SA	4,315	81,678
	Remy Cointreau SA	4,004	217,072
	Renault SA	55,113	2,927,117
	Rexel SA	53,173	1,477,339
	Samse SACA	262	41,863
	Savencia SA	1,752	132,683
	SCOR SE	28,495	897,854
	SEB SA	5,149	485,700
*Ω	SMCP SA	4,654	16,778
	Societe BIC SA	5,124	331,531

		Shares	Value»
FRANCE — (Continued)
	Societe LDC SADIR	1,650	$143,230
*	SOITEC	3,080	174,807
	Sopra Steria Group	2,889	592,357
	Stef SA	1,010	145,630
*	Synergie SE	2,390	82,628
	Teleperformance SE	6,515	714,403
	Television Francaise 1 SA	11,443	109,343
	Thermador Groupe	289	21,637
	Trigano SA	2,049	243,414
*	Ubisoft Entertainment SA	2,364	27,853
	Valeo SE	34,842	346,022
*	Vallourec SACA	43,624	806,285
	Vetoquinol SA	520	43,937
	Vicat SACA	5,082	284,559
	VIEL & Cie SA	3,477	53,281
*	Viridien	1,415	83,949
	Vivendi SE	175,700	547,913
#*	Voltalia SA	8,487	70,334
	Vranken-Pommery Monopole SA	1,043	13,888
*W	Worldline SA	38,990	216,025

TOTAL FRANCE			29,073,428

GERMANY — (3.9%)
	1&1 AG	10,207	181,372
	7C Solarparken AG	11,382	25,978
	Adtran Networks SE	551	12,670
	All for One Group SE	212	13,624
	AlzChem Group AG	1,479	190,864
	Aurubis AG	9,174	800,968
	Bechtle AG	12,277	523,769
	Bijou Brigitte AG	952	45,770
	Bilfinger SE	9,612	817,500
	Borussia Dortmund GmbH & Co. KGaA	16,120	59,880
	Brenntag SE	14,213	949,199
	CANCOM SE (COK GR)	4,175	128,191
	Carl Zeiss Meditec AG	2,172	149,276
*	Ceconomy AG	19,048	67,694
	Cewe Stiftung & Co. KGaA	895	103,501
	Commerzbank AG	40,659	1,076,144
	Continental AG	21,040	1,644,795
*	Covestro AG	52,883	3,559,482
	Deutz AG	35,828	278,184
	Draegerwerk AG & Co. KGaA	638	35,953
	Duerr AG	4,267	101,016
Ω	DWS Group GmbH & Co. KGaA	10,302	542,332

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Elmos Semiconductor SE	1,514	$103,140
	ElringKlinger AG	5,891	32,886
	Evonik Industries AG	63,480	1,426,576
	flatexDEGIRO AG	19,433	511,415
	FORTEC Elektronik AG	585	10,134
*	Fraport AG Frankfurt Airport Services Worldwide	9,405	623,284
	Freenet AG	36,293	1,509,176
	Fresenius Medical Care AG (FME GR)	47,923	2,438,110
	Friedrich Vorwerk Group SE	2,534	173,025
	FUCHS SE	1,670	64,200
	Gerresheimer AG	8,611	584,236
	Gesco SE	2,252	41,145
	GFT Technologies SE	2,002	56,543
	H&R GmbH & Co. KGaA	4,152	19,176
*	Heidelberger Druckmaschinen AG	23,114	31,818
*	HelloFresh SE	22,167	230,821
	Hornbach Holding AG & Co. KGaA	2,266	255,122
	HUGO BOSS AG	6,904	287,961
	Indus Holding AG	2,509	70,682
Ω	Instone Real Estate Group SE	17,183	158,939
	Jenoptik AG	4,861	97,049
Ω	JOST Werke SE	2,494	140,352
	K&S AG	37,031	645,890
	KION Group AG	16,902	719,281
	Kloeckner & Co. SE	7,966	64,119
*	Koenig & Bauer AG	2,637	48,795
	Krones AG	3,273	478,408
	KSB SE & Co. KGaA	62	59,496
	KWS Saat SE & Co. KGaA	2,837	179,010
	Lanxess AG	19,546	586,849
*	LPKF Laser & Electronics SE	3,178	29,580
*	Mediclin AG	5,270	17,468
*	Medios AG	3,854	51,181
	MLP SE	21,361	193,682
	Mutares SE & Co. KGaA	2,865	104,754
	Norma Group SE	770	9,677
	Pfeiffer Vacuum Technology AG	218	38,407
	ProCredit Holding AG	2,170	24,937

		Shares	Value»
GERMANY — (Continued)
	ProSiebenSat.1 Media SE	25,777	$179,890
	Puma SE (PUM GR)	19,512	503,816
#*	PVA TePla AG	2,714	50,457
*	q.beyond AG	32,252	29,296
	SAF-Holland SE	5,757	104,456
	Salzgitter AG	617	15,248
	Schaeffler AG	27,583	119,035
*	SGL Carbon SE	2,900	11,600
#*	Siemens Energy AG	11,933	921,033
	Sixt SE	1,931	183,586
	Suedzucker AG	15,827	213,094
*	Surteco Group SE	1,940	35,287
	SUSS MicroTec SE	1,410	54,294
	Takkt AG	4,870	42,065
	Technotrans SE	1,385	28,287
	thyssenkrupp AG	83,319	955,524
*	TUI AG	48,641	374,268
	United Internet AG	13,184	298,971
	Vossloh AG	2,379	187,951
	Wacker Chemie AG	2,783	210,383
	Wacker Neuson SE	10,588	284,719
	Wuestenrot & Wuerttembergische AG	6,054	97,509

TOTAL GERMANY			28,326,255

GREECE — (0.1%)
	Aegean Airlines SA	775	10,407
	Alpha Services & Holdings SA	31,801	77,538
	Autohellas Tourist & Trading SA	819	10,515
	Bank of Greece	3,495	54,348
	Ellaktor SA	3,816	5,632
	ElvalHalcor SA	7,892	17,704
	GEK Terna SA	2,732	56,703
	Helleniq Energy Holdings SA	9,333	80,615
*	LAMDA Development SA	8,652	65,102
	Motor Oil Hellas Corinth Refineries SA	6,837	165,661
	Piraeus Financial Holdings SA	6,261	35,162
	Sarantis SA	2,655	40,702
	Thrace Plastics Holding & Co.	2,463	10,589

TOTAL GREECE			630,678

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GREENLAND — (0.0%)
	GronlandsBANKEN AS	210	$24,431

HONG KONG — (1.5%)
	ASMPT Ltd.	10,300	69,293
	Bank of East Asia Ltd.	172,424	237,073
	Beijing Enterprises Holdings Ltd.	97,500	395,614
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	10,000	10,855
	Build King Holdings Ltd.	120,000	17,443
	Cathay Pacific Airways Ltd.	143,000	164,316
*	Century City International Holdings Ltd.	60,000	356
	Chervon Holdings Ltd.	21,200	35,604
	Cheuk Nang Holdings Ltd.	37,997	7,133
	Chevalier International Holdings Ltd.	20,000	10,112
*	China Aerospace International Holdings Ltd.	540,000	26,793
*	China Energy Development Holdings Ltd.	2,198,000	12,198
††	China Huiyuan Juice Group Ltd.	110,500	4,995
	China Jinmao Holdings Group Ltd.	1,157,846	171,325
	China Merchants Port Holdings Co. Ltd.	306,664	497,863
	China Nonferrous Mining Corp. Ltd.	164,000	108,545
	China Overseas Grand Oceans Group Ltd.	256,646	56,849
	China Overseas Land & Investment Ltd.	605,000	1,073,360
Ω	China Resources Pharmaceutical Group Ltd.	349,000	220,295
	China Taiping Insurance Holdings Co. Ltd.	293,000	405,737

		Shares	Value»
HONG KONG — (Continued)
#*	China Traditional Chinese Medicine Holdings Co. Ltd.	582,000	$151,506
	China Travel International Investment Hong Kong Ltd.	356,000	46,255
*††	China Zhongwang Holdings Ltd.	319,600	0
	Chow Sang Sang Holdings International Ltd.	60,000	58,801
	CITIC Telecom International Holdings Ltd.	397,000	120,770
Ω	Crystal International Group Ltd.	149,500	87,159
	CSPC Pharmaceutical Group Ltd.	1,122,000	883,731
	CTF Services Ltd.	36,000	34,093
*††	CW Group Holdings Ltd.	183,500	0
	Dah Sing Banking Group Ltd.	85,600	92,241
	Dah Sing Financial Holdings Ltd.	41,200	150,430
	Dream International Ltd.	32,000	24,001
††	EcoGreen International Group Ltd.	84,000	3,859
	Emperor International Holdings Ltd.	160,000	4,127
	Emperor Watch & Jewellery Ltd.	790,000	22,048
Ω	ESR Group Ltd.	168,400	268,167
	First Pacific Co. Ltd.	560,000	376,806
#*Ω	FIT Hon Teng Ltd.	386,000	96,905
*Ω	Frontage Holdings Corp.	64,000	9,569
	Guotai Junan International Holdings Ltd.	796,000	102,512
	Hang Lung Group Ltd.	131,000	188,047
	Hang Lung Properties Ltd.	196,246	160,949
*	Hanison Construction Holdings Ltd.	105,877	3,447
	Harbour Centre Development Ltd.	17,000	8,439
*	HKR International Ltd.	251,040	27,989

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Hon Kwok Land Investment Co. Ltd.	54,000	$7,643
*	Hong Kong Technology Venture Co. Ltd.	33,774	9,035
	Hongkong & Shanghai Hotels Ltd.	121,716	84,722
	Hutchison Telecommunications Hong Kong Holdings Ltd.	244,000	31,798
Ω	Impro Precision Industries Ltd.	75,000	22,230
	Jacobson Pharma Corp. Ltd.	24,000	3,771
	Jinmao Property Services Co. Ltd.	15,891	5,932
	Johnson Electric Holdings Ltd.	77,555	141,290
*	Kader Holdings Co. Ltd.	98,000	3,253
	Kerry Properties Ltd.	77,000	180,829
	KLN Logistics Group Ltd.	8,500	6,856
	Kowloon Development Co. Ltd.	116,562	45,159
*	Lai Sun Development Co. Ltd.	88,200	6,353
*	Lai Sun Garment International Ltd.	136,459	10,114
	Liu Chong Hing Investment Ltd.	40,000	20,776
*	Midland Holdings Ltd.	93,517	11,918
*	MMG Ltd.	487,199	147,469
*	Mongolian Mining Corp	162,000	133,838
#	Morimatsu International Holdings Co. Ltd.	56,000	39,766
*	NagaCorp Ltd.	284,000	120,632
	Oriental Watch Holdings	26,000	11,746
	Pacific Basin Shipping Ltd.	653,000	146,417
	Pacific Textiles Holdings Ltd.	97,000	15,396
*	Paliburg Holdings Ltd.	86,000	4,495
	PAX Global Technology Ltd.	92,000	55,402
	Pico Far East Holdings Ltd.	278,000	68,482
	Poly Property Group Co. Ltd.	201,637	38,103

		Shares	Value»
HONG KONG — (Continued)
*	Public Financial Holdings Ltd.	116,000	$19,452
*	Regal Hotels International Holdings Ltd.	68,000	5,575
Ω	Regina Miracle International Holdings Ltd.	29,000	6,367
	SAS Dragon Holdings Ltd.	64,000	33,433
	Shanghai Industrial Holdings Ltd.	81,000	123,610
	Shangri-La Asia Ltd.	194,000	108,668
	Shenzhen Investment Ltd.	100,000	10,044
	Shougang Fushan Resources Group Ltd.	499,852	158,402
Ω	Simcere Pharmaceutical Group Ltd.	55,000	62,181
	SmarTone Telecommunications Holdings Ltd.	97,500	53,396
	Soundwill Holdings Ltd.	23,500	24,709
	Stella International Holdings Ltd.	74,000	132,480
	Sun Art Retail Group Ltd.	397,500	94,866
	Swire Pacific Ltd. (19 HK), Class A	42,000	363,202
	Swire Pacific Ltd. (87 HK), Class B	85,000	116,991
	Tao Heung Holdings Ltd.	133,000	5,431
*	Television Broadcasts Ltd.	78,600	31,331
	Texhong International Group Ltd.	20,500	8,926
#	Theme International Holdings Ltd.	660,000	33,178
	Tian An China Investment Co. Ltd.	115,000	63,322
*††	Tian Shan Development Holding Ltd.	62,000	0
	Town Health International Medical Group Ltd.	650,000	20,831
	Transport International Holdings Ltd.	21,171	24,591

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	United Laboratories International Holdings Ltd.	98,000	$175,622
#††	Untrade.China Dili	516,800	8,250
*††	Untrade.Genting	331,000	0
#*	Value Partners Group Ltd.	206,000	36,076
	Vedan International Holdings Ltd.	80,000	6,506
	VSTECS Holdings Ltd.	192,000	147,830
*	Wang On Group Ltd.	1,400,000	3,966
Ω	WH Group Ltd.	682,160	609,992
	Wing Tai Properties Ltd.	72,000	13,504
*	Xingye Alloy Materials Group Ltd.	84,000	10,710
#	Xinyi Glass Holdings Ltd.	258,381	241,918
	Yue Yuen Industrial Holdings Ltd.	141,000	202,433
#	Yuexiu Property Co. Ltd.	298,000	179,853
*	Yunfeng Financial Group Ltd.	50,000	8,701

TOTAL HONG KONG			10,967,382

HUNGARY — (0.0%)
	Opus Global Nyrt	19,066	29,429
	Richter Gedeon Nyrt	10,907	330,794

TOTAL HUNGARY			360,223

INDIA — (5.7%)
	360 ONE WAM Ltd.	3,793	43,912
	Aarti Drugs Ltd.	8,586	35,537
	Aarti Industries Ltd.	3,469	17,235
	Aarti Pharmalabs Ltd.	6,106	51,715
	ACC Ltd.	5,901	130,924
	ADF Foods Ltd.	15,440	40,426
*	Aditya Birla Fashion & Retail Ltd.	2,501	7,743
	Aditya Birla Real Estate Ltd.	5,200	118,255
	Advanced Enzyme Technologies Ltd.	6,791	22,968
	Aegis Logistics Ltd.	24,003	220,466
*	Aether Industries Ltd.	2,879	27,552
	AGI Greenpac Ltd.	5,757	55,475
	Ahluwalia Contracts India Ltd.	6,104	61,401
	AIA Engineering Ltd.	2,956	110,479
	Ajmera Realty & Infra India Ltd.	1,289	12,493

		Shares	Value»
INDIA — (Continued)
	Alembic Ltd.	15,848	$18,745
	Alembic Pharmaceuticals Ltd.	10,543	108,556
	Allcargo Logistics Ltd.	56,988	19,927
	Amara Raja Energy & Mobility Ltd.	10,984	126,327
*	Amber Enterprises India Ltd.	896	64,491
	Anant Raj Ltd.	21,895	116,592
	Angel One Ltd.	5,603	153,565
*Ω	Antony Waste Handling Cell Ltd.	1,399	8,061
	Apar Industries Ltd.	1,306	86,531
	Apollo Micro Systems Ltd.	14,253	19,417
	Apollo Pipes Ltd.	1,403	6,456
	Apollo Tyres Ltd.	82,490	459,107
	Arvind Fashions Ltd.	10,674	50,152
	Arvind Ltd.	42,016	179,130
	Asahi India Glass Ltd.	4,079	35,592
	Ashiana Housing Ltd.	6,346	20,244
	Ashok Leyland Ltd.	179,063	479,507
*	Ashoka Buildcon Ltd.	23,322	50,953
Ω	Aster DM Healthcare Ltd.	27,926	167,503
	Astra Microwave Products Ltd.	5,846	56,875
*	Atul Auto Ltd.	1,311	7,131
	Atul Ltd.	1,576	125,259
Ω	AU Small Finance Bank Ltd.	43,937	351,403
	AurionPro Solutions Ltd.	2,844	47,798
*	Aurobindo Pharma Ltd.	63,458	919,707
	Automotive Axles Ltd.	1,036	20,299
	Avanti Feeds Ltd.	5,833	60,043
*	Bajaj Consumer Care Ltd.	15,791	30,975
	Bajaj Electricals Ltd.	1,194	7,640
*	Bajaj Hindusthan Sugar Ltd.	245,227	56,223
	Balkrishna Industries Ltd.	1,491	47,108
	Balmer Lawrie & Co. Ltd.	19,246	45,118
	Balrampur Chini Mills Ltd.	29,626	192,200
	Banco Products India Ltd.	15,542	67,334
Ω	Bandhan Bank Ltd.	76,620	149,558
	Bank of India	114,507	155,966
	Bank of Maharashtra	144,375	86,185

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bannari Amman
	Sugars Ltd.	902	$44,130
	BASF India Ltd.	743	38,316
	BEML Ltd.	3,201	120,483
	Bhansali Engineering Polymers Ltd.	18,456	23,770
	Bharat Bijlee Ltd.	954	32,743
	Bharat Heavy Electricals Ltd.	11,788	31,454
	Bharat Rasayan Ltd.	78	8,768
	Birla Corp. Ltd.	5,252	66,101
	BirlaNu Ltd.	1,013	22,632
	Birlasoft Ltd.	29,082	134,116
	Bluspring Enterprises Ltd.	5,911	13,467
	Bombay Burmah Trading Co	4,849	106,648
	Bombay Dyeing & Manufacturing Co. Ltd.	8,453	12,946
*	Borosil Ltd.	2,401	8,989
*	Borosil Scientific Ltd.	1,800	2,791
	Brigade Enterprises Ltd.	16,304	197,079
*	Brightcom Group Ltd.	163,944	19,891
	BSE Ltd.	854	64,389
	Canara Bank	473,855	544,843
*	Capacit’e Infraprojects Ltd.	6,332	26,534
	Caplin Point Laboratories Ltd.	2,431	53,560
	Carborundum Universal Ltd.	11,144	134,346
	Care Ratings Ltd.	4,579	65,886
*	Cartrade Tech Ltd.	3,719	75,286
	Carysil Ltd.	2,666	19,204
	CCL Products India Ltd.	15,057	104,253
	Ceat Ltd.	6,015	233,916
	Century Enka Ltd.	3,444	20,911
	Cera Sanitaryware Ltd.	639	40,350
	Chambal Fertilisers & Chemicals Ltd.	35,567	290,433
	CIE Automotive India Ltd.	29,639	140,948
*	Cigniti Technologies Ltd.	987	15,682
	City Union Bank Ltd.	65,981	137,321
	CMS Info Systems Ltd.	16,925	87,509
Ω	Cochin Shipyard Ltd.	5,004	94,024
	Confidence Petroleum India Ltd.	10,109	6,167

		Shares	Value»
INDIA — (Continued)
	Container Corp. of India Ltd.	22,302	$177,309
	Coromandel International Ltd.	10,751	281,686
	Cosmo First Ltd.	4,186	29,113
	Craftsman Automation Ltd.	485	26,477
*	CSB Bank Ltd.	17,397	72,907
	Cyient Ltd.	10,755	150,547
	Dalmia Bharat Ltd.	18,022	412,643
	Datamatics Global Services Ltd.	1,756	12,263
	DB Corp. Ltd.	16,814	48,440
	DCB Bank Ltd.	58,753	93,323
	DCM Shriram Ltd.	7,541	88,951
*	DCW Ltd.	37,568	35,079
	Deep Industries Ltd.	3,225	16,823
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,127	213,475
	Deepak Nitrite Ltd.	5,645	129,157
*	Delhivery Ltd.	63,856	230,661
	Dhanuka Agritech Ltd.	3,371	51,846
	Digitide Solutions Ltd.	5,911	11,203
Ω	Dilip Buildcon Ltd.	7,058	35,335
*	Dishman Carbogen Amcis Ltd.	7,907	17,990
	Dodla Dairy Ltd.	1,918	23,693
	Dollar Industries Ltd.	4,294	19,432
	Dr. Reddy’s Laboratories Ltd. (DRRD IN)	3,991	55,814
	Dynamatic Technologies Ltd.	486	36,108
	eClerx Services Ltd.	4,806	141,737
*	EID Parry India Ltd.	19,753	190,642
	EIH Associated Hotels	3,616	15,022
	EIH Ltd.	35,168	153,983
	Electrosteel Castings Ltd.	104,310	119,639
*	Embassy Developments Ltd.	49,909	57,691
Ω	Endurance Technologies Ltd.	4,145	91,996
	Engineers India Ltd.	58,317	122,628
	Epigral Ltd.	1,774	36,399
	EPL Ltd.	15,818	35,456
Ω	Equitas Small Finance Bank Ltd.	83,230	65,652
Ω	Eris Lifesciences Ltd.	7,443	126,945
	Escorts Kubota Ltd.	8,711	334,067
*	Eureka Forbes Ltd.	5,101	29,698

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Everest Industries Ltd.	1,612	$9,458
	Everest Kanto Cylinder Ltd.	6,320	8,937
	Exide Industries Ltd.	88,153	362,652
	Expleo Solutions Ltd.	381	3,835
	Fairchem Organics Ltd.	633	6,232
	FDC Ltd.	11,996	59,761
	Federal Bank Ltd.	390,779	907,290
*	Federal-Mogul Goetze India Ltd.	4,153	16,231
	FIEM Industries Ltd.	1,386	23,496
*	Fino Payments Bank Ltd.	1,795	5,201
	Finolex Cables Ltd.	15,463	158,336
	Finolex Industries Ltd.	48,381	99,538
	Firstsource Solutions Ltd.	58,361	232,508
	Force Motors Ltd.	1,050	110,787
	Fortis Healthcare Ltd.	9,023	72,593
	G R Infraprojects Ltd.	2,106	25,808
	Gabriel India Ltd.	15,521	99,006
	GAIL India Ltd. (GAIL IN)	14,438	32,096
	Galaxy Surfactants Ltd.	1,586	39,041
	Ganesh Housing Corp. Ltd.	2,638	33,902
	Ganesha Ecosphere Ltd.	2,120	36,311
	Garware Hi-Tech Films Ltd.	970	36,406
	Garware Technical Fibres Ltd.	2,745	27,811
	Gateway Distriparks Ltd.	56,436	39,852
	GE Vernova T&D India Ltd.	1,853	33,950
	Geojit Financial Services Ltd.	15,370	13,532
	GHCL Ltd.	16,967	116,288
Ω	Gland Pharma Ltd.	5,676	94,038
	Glenmark Pharmaceuticals Ltd.	33,446	544,812
	Globus Spirits Ltd.	1,633	19,835
	GMM Pfaudler Ltd.	3,384	41,004
	Godawari Power & Ispat Ltd.	61,950	131,881
	Godfrey Phillips India Ltd.	658	63,344
Ω	Godrej Agrovet Ltd.	7,864	70,901
*	Godrej Industries Ltd.	3,413	43,694

		Shares	Value»
INDIA — (Continued)
	Goldiam International Ltd.	4,691	$20,126
	Goodyear India Ltd.	1,451	15,448
	Granules India Ltd.	32,878	176,081
	Graphite India Ltd.	11,951	64,367
	Grauer & Weil India Ltd.	20,434	20,390
	Great Eastern Shipping Co. Ltd.	27,406	282,329
	Greaves Cotton Ltd.	24,203	56,174
	Greenpanel Industries Ltd.	9,316	25,966
	Greenply Industries Ltd.	10,082	34,565
	Gujarat Alkalies & Chemicals Ltd.	7,842	56,245
	Gujarat Ambuja Exports Ltd.	24,560	34,214
	Gujarat Fluorochemicals Ltd.	598	27,154
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	17,891	102,991
	Gujarat Pipavav Port Ltd.	32,651	51,691
	Gujarat State Petronet Ltd.	61,353	231,984
	Gulf Oil Lubricants India Ltd.	1,725	24,272
Ω	Harsha Engineers Ltd.	1,758	7,877
	HBL Engineering Ltd.	5,859	33,321
*	HealthCare Global Enterprises Ltd.	10,118	67,979
	HEG Ltd.	11,285	61,997
	HeidelbergCement India Ltd.	10,024	22,628
	Heritage Foods Ltd.	8,870	41,078
	Hero MotoCorp Ltd. (HMCL IN)	14,012	636,279
	HFCL Ltd.	147,411	137,643
	HG Infra Engineering Ltd.	2,873	36,538
	Hikal Ltd.	9,005	41,257
	Himadri Speciality Chemical Ltd.	6,884	35,489
	Himatsingka Seide Ltd.	11,567	19,149
	Hindustan Copper Ltd.	9,107	22,913
	Hindware Home Innovation Ltd.	4,100	9,570

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Honda India Power Products Ltd.	598	$14,456
	HPL Electric & Power Ltd.	1,673	7,994
	Huhtamaki India Ltd.	2,798	6,326
	ICRA Ltd.	909	59,799
*	IDFC First Bank Ltd.	1,200,526	924,137
*	IFB Industries Ltd.	1,844	28,206
	Igarashi Motors India Ltd.	1,465	7,829
	IIFL Capital Services Ltd.	26,423	69,010
*	India Cements Ltd.	20,705	75,489
	India Glycols Ltd.	3,432	56,392
	Indian Bank	62,818	417,622
	Indian Metals & Ferro Alloys Ltd.	4,203	29,372
	Indo Count Industries Ltd.	12,207	43,544
*	Indus Towers Ltd.	14,616	70,143
	IndusInd Bank Ltd.	5,803	57,262
	Infibeam Avenues Ltd.	173,613	35,094
*	Inox Wind Energy Ltd.	343	39,596
*	Inox Wind Ltd.	51,032	101,362
	Insecticides India Ltd.	407	3,317
	Intellect Design Arena Ltd.	12,705	118,052
	IOL Chemicals & Pharmaceuticals Ltd.	29,995	22,762
	Ipca Laboratories Ltd.	18,285	299,696
Ω	IRCON International Ltd.	51,030	91,722
	ISGEC Heavy Engineering Ltd.	3,339	44,319
	ITD Cementation India Ltd.	8,815	50,454
	J Kumar Infraprojects Ltd.	9,206	71,872
	Jai Corp. Ltd.	9,352	9,825
*	Jain Irrigation Systems Ltd.	38,893	24,276
	Jammu & Kashmir Bank Ltd.	63,698	71,375
	Jamna Auto Industries Ltd.	20,611	19,517
	Jindal Saw Ltd.	106,860	313,156
	Jindal Stainless Ltd.	110,462	758,697
	Jindal Steel & Power Ltd.	6,259	66,264
	JK Cement Ltd.	4,986	301,175

		Shares	Value»
INDIA — (Continued)
	JK Lakshmi Cement Ltd.	14,023	$127,490
	JK Paper Ltd.	21,843	81,041
	JK Tyre & Industries Ltd.	17,886	65,568
	JSW Energy Ltd.	4,638	26,263
	JTEKT India Ltd.	11,906	19,995
	Jubilant Ingrevia Ltd.	13,841	106,022
	Jubilant Pharmova Ltd.	14,481	151,504
	Jyothy Labs Ltd.	6,514	28,669
	Kajaria Ceramics Ltd.	5,650	53,538
	Kalpataru Projects International Ltd.	17,626	201,545
	Kalyani Steels Ltd.	7,765	63,885
	Kansai Nerolac Paints Ltd.	24,754	75,070
	Karnataka Bank Ltd.	70,994	164,719
	Karur Vysya Bank Ltd.	100,489	258,988
	Kaveri Seed Co. Ltd.	4,405	74,489
	KCP Ltd.	19,493	45,851
	KDDL Ltd.	906	27,739
	KEC International Ltd.	21,838	180,688
*	Kellton Tech Solutions Ltd.	13,493	17,025
*	Kewal Kiran Clothing Ltd.	1,257	6,639
*	Kiri Industries Ltd.	3,036	21,090
	Kirloskar Brothers Ltd.	2,320	46,935
	Kirloskar Ferrous Industries Ltd.	9,588	52,166
	Kirloskar Oil Engines Ltd.	10,569	93,170
	Kitex Garments Ltd.	15,081	43,085
	KNR Constructions Ltd.	21,233	54,702
	Kolte-Patil Developers Ltd.	5,519	22,045
	Kovai Medical Center & Hospital Ltd.	843	55,643
	KPR Mill Ltd.	2,215	26,204
	KRBL Ltd.	16,393	60,461
	Krsnaa Diagnostics Ltd.	4,079	35,335
	LA Opala RG Ltd.	3,700	9,988
Ω	Laurus Labs Ltd.	15,766	112,380
	Laxmi Organic Industries Ltd.	5,571	11,477
	LG Balakrishnan & Bros Ltd.	7,187	100,816
	LMW Ltd.	568	108,868
	LT Foods Ltd.	40,174	164,224

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Lumax Auto Technologies Ltd.	4,253	$26,148
	Lupin Ltd.	2,218	55,058
	LUX Industries Ltd.	628	10,180
	Maharashtra Seamless Ltd.	14,386	111,161
	Mahindra Lifespace Developers Ltd.	15,138	61,347
Ω	Mahindra Logistics Ltd.	2,215	7,942
*	Man Industries India Ltd.	2,236	7,234
	Man Infraconstruction Ltd.	15,353	27,729
	Marksans Pharma Ltd.	59,055	152,384
	Mastek Ltd.	2,731	67,804
*	Max Estates Ltd.	9,610	46,474
	Mayur Uniquoters Ltd.	2,063	11,236
*	Medplus Health Services Ltd.	6,712	62,542
	Minda Corp. Ltd.	16,296	93,917
Ω	Mishra Dhatu Nigam Ltd.	8,726	31,640
	MM Forgings Ltd.	5,056	20,354
	MOIL Ltd.	3,217	12,006
	Monte Carlo Fashions Ltd.	1,211	8,183
*	Morepen Laboratories Ltd.	60,453	42,876
	Mphasis Ltd.	12,247	355,770
	MRF Ltd.	454	720,858
	Natco Pharma Ltd.	11,527	115,930
	National Aluminium Co. Ltd.	201,774	372,944
	National Fertilizers Ltd.	13,589	13,511
	Nava Ltd.	27,486	147,976
	Navneet Education Ltd.	18,140	30,573
*	Nazara Technologies Ltd.	4,311	51,241
	NCC Ltd.	97,963	244,943
	NCL Industries Ltd.	5,315	13,217
	Neogen Chemicals Ltd.	642	11,652
	NESCO Ltd.	3,968	44,158
	Neuland Laboratories Ltd.	281	39,756
	Newgen Software Technologies Ltd.	4,609	53,789
	NIIT Learning Systems Ltd.	10,780	47,514

		Shares	Value»
INDIA — (Continued)
	NIIT Ltd.	10,780	$16,451
	Nilkamal Ltd.	1,432	27,164
Ω	Nippon Life India Asset Management Ltd.	4,729	35,395
	Nitin Spinners Ltd.	3,133	12,998
	NMDC Ltd.	497,718	380,948
*	NMDC Steel Ltd.	153,931	64,052
	NOCIL Ltd.	15,905	33,015
	Novartis India Ltd.	1,209	10,974
	NRB Bearings Ltd.	7,863	20,201
	Oberoi Realty Ltd.	18,539	359,015
*	Odigma Consultancy Solutions Ltd.	1,950	840
*	Onesource Specialty Pharma Ltd.	5,884	112,562
	Oracle Financial Services Software Ltd.	263	27,080
*	Orchid Pharma Ltd.	2,260	21,490
	Orient Cement Ltd.	25,897	106,817
*	Orient Green Power Co. Ltd.	169,101	24,577
	Orient Paper & Industries Ltd.	25,398	7,133
	Panama Petrochem Ltd.	2,894	12,532
Ω	Parag Milk Foods Ltd., Class F	6,480	13,795
*	Paramount Communications Ltd.	19,967	11,471
*	Patel Engineering Ltd.	80,785	40,909
*	PC Jeweller Ltd.	626,910	90,735
	PCBL Chemical Ltd.	36,684	155,244
	PDS Ltd.	2,497	11,050
	Pearl Global Industries Ltd.	581	6,633
*	Pennar Industries Ltd.	9,782	21,208
	Petronet LNG Ltd.	186,651	691,969
	PG Electroplast Ltd.	6,370	63,933
	Phoenix Mills Ltd.	13,226	256,845
	Piramal Pharma Ltd.	80,418	200,931
	PNC Infratech Ltd.	10,659	33,439
	Pokarna Ltd.	824	8,800
	Polyplex Corp. Ltd.	3,454	49,836
	Power Mech Projects Ltd.	2,568	80,201
	Prakash Industries Ltd.	25,349	51,520
	Prakash Pipes Ltd.	2,981	14,517
Ω	Prataap Snacks Ltd.	1,310	18,771

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Prestige Estates Projects Ltd.	6,423	$103,828
*	Pricol Ltd.	10,026	51,988
*	Prism Johnson Ltd.	29,365	42,844
*	PSP Projects Ltd.	1,511	11,341
	Punjab National Bank	35,137	41,534
*	Puravankara Ltd.	13,056	35,663
*	PVR Inox Ltd.	11,581	128,396
Ω	Quess Corp. Ltd.	5,911	22,972
	Railtel Corp. of India Ltd.	13,873	48,701
	Rain Industries Ltd.	29,680	49,385
	Rallis India Ltd.	11,726	32,863
	Ramco Cements Ltd.	16,989	189,382
*	Ramco Systems Ltd.	3,976	17,576
	Ramkrishna Forgings Ltd.	7,311	51,425
	Rane Holdings Ltd.	375	5,686
	Rashtriya Chemicals & Fertilizers Ltd.	39,338	63,379
*	Rategain Travel Technologies Ltd.	2,291	11,712
	Ratnamani Metals & Tubes Ltd.	1,519	48,635
*	RattanIndia Power Ltd.	457,211	53,775
*	Raymond Lifestyle Ltd.	7,948	90,347
	Raymond Ltd.	9,936	178,731
Ω	RBL Bank Ltd.	52,584	123,854
	Redington Ltd.	131,696	381,628
	Redtape Ltd.	18,116	28,248
	Reliance Industrial Infrastructure Ltd.	1,813	18,207
*	Reliance Power Ltd.	583,182	275,408
*	Religare Enterprises Ltd.	10,268	25,595
	Rhi Magnesita India Ltd.	4,370	22,734
	Rico Auto Industries Ltd.	16,938	12,757
	RITES Ltd.	22,156	58,999
	Rossari Biotech Ltd.	1,724	13,361
*	RPSG Ventures Ltd.	1,941	18,649
	Rupa & Co. Ltd.	3,253	7,538
	Sagar Cements Ltd.	4,091	10,200
	Saksoft Ltd.	4,201	7,605
	Sandhar Technologies Ltd.	2,664	11,632
	Sanghvi Movers Ltd.	5,982	18,729
Ω	Sansera Engineering Ltd.	5,079	64,591
*	Sapphire Foods India Ltd.	2,930	10,980

		Shares	Value»
INDIA — (Continued)
	Sarda Energy & Minerals Ltd.	27,610	$148,173
	Saregama India Ltd.	8,686	53,737
	Sasken Technologies Ltd.	712	12,789
	Savita Oil Technologies Ltd.	5,680	24,906
*	SEAMEC Ltd.	1,481	17,090
*	SEPC Ltd.	84,893	14,108
*	Sequent Scientific Ltd.	8,389	14,240
	Seshasayee Paper & Boards Ltd.	7,419	23,735
Ω	SH Kelkar & Co. Ltd.	11,863	27,889
	Shalby Ltd.	4,342	9,629
	Shankara Building Products Ltd.	2,556	18,307
	Sharda Cropchem Ltd.	4,998	32,323
	Sharda Motor Industries Ltd.	1,833	37,030
*	Sheela Foam Ltd.	4,785	36,293
*	Shilpa Medicare Ltd.	5,720	43,614
	Shipping Corp. of India Ltd.	32,265	67,611
	Shriram Pistons & Rings Ltd.	1,777	37,894
*	SIS Ltd.	3,152	12,593
	Siyaram Silk Mills Ltd.	2,895	22,636
	SJS Enterprises Ltd.	4,186	46,005
	Skipper Ltd.	4,131	22,238
	Sobha Ltd.	2,224	34,879
*	Solara Active Pharma Sciences Ltd.	2,901	16,960
	Somany Ceramics Ltd.	2,168	10,810
	South Indian Bank Ltd.	622,031	189,078
*	SP Apparels Ltd.	1,244	10,735
	SRF Ltd.	3,056	108,587
*	Star Cement Ltd.	16,744	43,473
	Steel Authority of India Ltd.	210,166	281,657
	Stove Kraft Ltd.	1,082	7,741
	Strides Pharma Science Ltd.	11,768	89,541
	Styrenix Performance Materials Ltd.	1,107	35,853
	Subros Ltd.	5,228	37,149
	Sudarshan Chemical Industries Ltd.	6,005	72,284
	Sun TV Network Ltd.	19,125	140,155

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sundaram-Clayton Ltd.	839	$19,661
	Sundram Fasteners Ltd.	6,425	69,604
	Sundrop Brands Ltd.	2,464	22,468
	Sunteck Realty Ltd.	12,856	60,991
	Suprajit Engineering Ltd.	16,483	74,883
	Supreme Petrochem Ltd.	12,254	94,648
	Supriya Lifescience Ltd.	2,326	17,779
	Surya Roshni Ltd.	19,276	58,379
*	Suryoday Small Finance Bank Ltd.	4,794	7,234
*	Syncom Formulations India Ltd.	104,785	20,240
Ω	Syngene International Ltd.	3,964	29,516
	Tamilnad Mercantile Bank Ltd.	4,890	25,359
	Tata Chemicals Ltd.	31,633	312,327
	Tata Consumer Products Ltd.	5,181	71,137
	Tata Steel Ltd.	15,585	25,845
	TD Power Systems Ltd.	11,582	58,669
	Techno Electric & Engineering Co. Ltd.	12,283	154,125
*	Technocraft Industries India Ltd.	456	12,758
	Texmaco Rail & Engineering Ltd.	63,696	101,677
	Thirumalai Chemicals Ltd.	11,355	33,210
	Thomas Cook India Ltd.	36,783	58,430
	Time Technoplast Ltd.	29,889	118,661
	Titagarh Rail System Ltd.	9,168	80,825
	TransIndia Real Estate Ltd.	14,247	5,671
	Transport Corp. of India Ltd.	6,289	77,275
	Trident Ltd.	241,317	76,328
	Triveni Engineering & Industries Ltd.	13,982	67,624
	TTK Prestige Ltd.	5,500	39,496
	TVS Holdings Ltd.	87	9,359
	TVS Srichakra Ltd.	1,006	33,946
	Uflex Ltd.	9,820	64,278
Ω	Ujjivan Small Finance Bank Ltd.	173,816	87,394

		Shares	Value»
INDIA — (Continued)
*	Unichem Laboratories Ltd.	7,286	$51,852
	Union Bank of India Ltd.	214,347	318,036
*	UPL Ltd.	105,332	805,925
	Usha Martin Ltd.	39,122	134,330
	UTI Asset Management Co. Ltd.	7,033	84,376
*	VA Tech Wabag Ltd.	10,705	163,517
	Vadilal Industries Ltd.	126	9,434
*	Valor Estate Ltd.	19,709	40,661
	Vardhman Textiles Ltd.	26,060	139,158
*Ω	Varroc Engineering Ltd.	8,500	43,419
	Veedol Corporation Ltd.	438	7,607
	Venky’s India Ltd.	591	11,782
	Vesuvius India Ltd.	1,183	65,035
	Vimta Labs Ltd.	1,870	22,252
	Vindhya Telelinks Ltd.	1,643	25,881
*	V-Mart Retail Ltd.	476	18,378
*	Vodafone Idea Ltd.	408,926	34,442
	Voltamp Transformers Ltd.	739	63,854
	Voltas Ltd.	1,720	25,134
	VRL Logistics Ltd.	3,113	16,750
	VST Industries Ltd.	10,021	34,373
	VST Tillers Tractors Ltd.	936	39,136
	Welspun Corp. Ltd.	33,813	306,047
	Welspun Enterprises Ltd.	16,081	90,086
	Welspun Living Ltd.	48,336	72,147
	West Coast Paper Mills Ltd.	10,379	54,797
*	Wockhardt Ltd.	10,071	154,806
	Wonderla Holidays Ltd.	2,335	18,624
*	Yes Bank Ltd.	1,685,230	353,514
	Zee Entertainment Enterprises Ltd.	38,399	48,054
*	Zee Media Corp. Ltd.	66,484	11,063
	Zensar Technologies Ltd.	21,007	179,391
	Zydus Lifesciences Ltd.	3,477	36,489
	Zydus Wellness Ltd.	2,300	47,893

TOTAL INDIA			41,435,244

INDONESIA — (0.4%)
	ABM Investama Tbk. PT	132,000	26,416

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Adaro Minerals Indonesia Tbk. PT	577,100	$31,315
	Adi Sarana Armada Tbk. PT	319,400	13,209
	Aneka Tambang Tbk. PT	1,202,000	157,108
	Astra Agro Lestari Tbk. PT	50,800	18,200
	Astra Otoparts Tbk. PT	172,500	22,656
*	Bank Capital Indonesia Tbk. PT	991,200	7,825
*	Bank China Construction Bank Indonesia Tbk. PT	2,929,400	12,014
*	Bank Mayapada International Tbk. PT	4,551,286	53,951
	Bank Maybank Indonesia Tbk. PT	2,873,800	35,621
*	Bank Nationalnobu Tbk. PT	114,513	4,384
	Bank OCBC Nisp Tbk. PT	566,200	44,504
*	Bank Pan Indonesia Tbk. PT	802,200	77,735
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	454,300	23,684
*	Bank Pembangunan Daerah Jawa Timur Tbk. PT	853,700	26,734
	BISI International Tbk. PT	236,900	14,421
	Blue Bird Tbk. PT	151,800	15,841
*	Buana Lintas Lautan Tbk. PT	4,051,500	28,559
	Bukit Asam Tbk. PT	610,900	101,592
	Buma Internasional Grup Tbk. PT	888,000	21,523
*	Bumi Resources Minerals Tbk. PT	2,052,700	47,328
*	Bumi Resources Tbk. PT	1,597,100	10,282
*	Bumi Serpong Damai Tbk. PT	712,300	37,115
	Ciputra Development Tbk. PT	1,588,386	88,050
	Dharma Satya Nusantara Tbk. PT	494,300	22,789
	Elang Mahkota Teknologi Tbk. PT	2,485,700	80,295

		Shares	Value»
INDONESIA — (Continued)
	Elnusa Tbk. PT	1,110,000	$30,901
	Erajaya Swasembada Tbk. PT	1,768,000	49,554
	ESSA Industries Indonesia Tbk. PT	990,700	36,109
	Gajah Tunggal Tbk. PT	310,300	20,573
	Indah Kiat Pulp & Paper Tbk. PT	327,400	101,654
	Indika Energy Tbk. PT	467,500	40,725
	Indo Tambangraya Megah Tbk. PT	62,200	82,453
	Indocement Tunggal Prakarsa Tbk. PT	42,300	13,635
	Indofood Sukses Makmur Tbk. PT	628,200	303,026
	Indomobil Sukses Internasional Tbk. PT	319,500	16,671
	Japfa Comfeed Indonesia Tbk. PT	932,700	102,330
*	Kawasan Industri Jababeka Tbk. PT	2,730,400	28,468
	Medco Energi Internasional Tbk. PT	1,528,372	96,691
*	Media Nusantara Citra Tbk. PT	1,090,800	17,242
*	Merdeka Battery Materials Tbk. PT	514,500	9,632
*	MNC Land Tbk. PT	16,540,500	123,608
	Pabrik Kertas Tjiwi Kimia Tbk. PT	117,600	36,326
	Pakuwon Jati Tbk. PT	2,836,500	65,199
*	Panin Financial Tbk. PT	1,914,300	44,545
*	Paninvest Tbk. PT	264,900	16,942
*	Puradelta Lestari Tbk. PT	1,465,600	15,350
*††	Rimo International Lestari Tbk. PT	4,191,900	0
	Salim Ivomas Pratama Tbk. PT	511,500	12,692
	Sampoerna Agro Tbk. PT	68,700	9,642
	Samudera Indonesia Tbk. PT	1,503,000	23,011
	Sarana Menara Nusantara Tbk. PT	637,400	21,876
	Sawit Sumbermas Sarana Tbk. PT	366,600	34,482

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Semen Indonesia Persero Tbk. PT	236,047	$37,205
*††	Sri Rejeki Isman Tbk. PT	1,787,400	2,948
	Steel Pipe Industry of Indonesia PT	497,300	8,325
	Summarecon Agung Tbk. PT	1,756,804	45,663
	Surya Citra Media Tbk. PT	4,900,700	60,295
	Surya Semesta Internusa Tbk. PT	851,700	43,328
	Tempo Scan Pacific Tbk. PT	117,300	18,660
*	Timah Tbk. PT	437,900	31,382
*††	Trada Alam Minera Tbk. PT	3,776,600	0
*	Trimegah Sekuritas Indonesia Tbk. PT	1,532,700	33,272
	Triputra Agro Persada PT	743,600	43,701
	Tunas Baru Lampung Tbk. PT	438,185	18,218
	United Tractors Tbk. PT	199,400	272,504
*††	Waskita Karya Persero Tbk. PT	697,000	1,590
	XLSMART Telecom Sejahtera Tbk. PT	671,193	86,897

TOTAL INDONESIA			3,080,476

IRELAND — (1.4%)
	AIB Group PLC	382,537	2,571,054
	Bank of Ireland Group PLC	330,642	3,882,215
	C&C Group PLC	98,194	180,364
	Cairn Homes PLC	192,687	424,495
	Dalata Hotel Group PLC	75,889	434,953
	DCC PLC	14,757	964,486
	FBD Holdings PLC (FBD ID)	9,012	131,373
*Ω	Glenveagh Properties PLC	7,270	13,626
	Grafton Group PLC, CDI	68,236	826,001
	Greencore Group PLC	148,586	366,399
*	Permanent TSB Group Holdings PLC	12,453	21,800

		Shares	Value»
IRELAND — (Continued)
	Smurfit WestRock PLC	3,193	$134,170

TOTAL IRELAND			9,950,936

ISRAEL — (0.8%)
*	Afcon Holdings Ltd.	760	38,697
	Africa Israel Residences Ltd.	912	60,338
*	Alrov Properties & Lodgings Ltd.	1,983	106,079
	Ashtrom Group Ltd.	7,012	110,262
	AudioCodes Ltd. (AUDC US)	10,881	102,064
*	Avgol Industries 1953 Ltd.	17,326	7,238
	Ayalon Holdings Ltd.	568	7,775
	Azorim-Investment Development & Construction Co. Ltd.	33,567	154,670
	Carasso Motors Ltd.	6,480	49,906
*	Cellcom Israel Ltd. (CEL IT)	25,746	163,035
*	Cellcom Israel Ltd. (CELJF US)	11,396	74,758
	Clal Insurance Enterprises Holdings Ltd.	21,193	581,496
*	Delek Automotive Systems Ltd.	8,705	62,730
	Delta Galil Ltd.	2,465	116,233
*	Dor Alon Energy in Israel 1988 Ltd.	1,112	35,997
*	Doral Group Renewable Energy Resources Ltd.	24,919	82,944
	Duniec Brothers Ltd.	260	15,681
*	Equital Ltd.	6,649	249,398
	Formula Systems 1985 Ltd. (FORTY IT)	621	54,829
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	229	19,834
*	Gilat Satellite Networks Ltd.	10,051	63,756
*	Hagag Group Real Estate Development	8,333	38,314
*	Hamat Group Ltd.	5,206	19,136

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Harel Insurance Investments & Financial Services Ltd.	42,572	$707,630
	IDI Insurance Co. Ltd.	642	30,066
	Inrom Construction Industries Ltd.	11,808	49,490
	Israel Canada TR Ltd.	27,022	87,956
	Isras Investment Co. Ltd.	532	114,733
	Issta Ltd.	2,925	66,991
*	Kamada Ltd. (KMDA US)	7,363	47,639
	Kardan Real Estate Enterprise & Development Ltd.	19,587	28,699
	Kerur Holdings Ltd.	1,355	29,086
	Klil Industries Ltd.	356	19,825
	Kvutzat Acro Ltd.	5,300	71,644
	Land Development Nimrodi Group Ltd.	4,140	32,531
	Lapidoth Capital Ltd.	3,541	61,044
	M Yochananof & Sons Ltd.	51	3,449
	Mediterranean Towers Ltd.	24,745	74,921
	Menora Mivtachim Holdings Ltd.	635	33,634
*	Meshek Energy Renewable Energies Ltd.	71,740	55,695
	Meshulam Levinstein Contracting & Engineering Ltd.	258	27,364
	Migdal Insurance & Financial Holdings Ltd.	161,691	310,964
	Naphtha Israel Petroleum Corp. Ltd.	1,591	10,279
	Neto Malinda Trading Ltd.	3,324	100,545
	Oil Refineries Ltd.	383,732	96,345
*	OY Nofar Energy Ltd.	1,696	39,696
	Palram Industries 1990 Ltd.	1,933	41,130
	Partner Communications Co. Ltd.	38,087	253,039
	Paz Retail & Energy Ltd.	2,383	336,469

		Shares	Value»
ISRAEL — (Continued)
	Plasson Industries Ltd.	1,011	$55,476
	Polyram Plastic Industries Ltd.	4,429	12,012
	Prashkovsky Investments & Construction Ltd.	1,648	42,468
*	Priortech Ltd.	617	25,066
	Rapac Communication & Infrastructure Ltd.	1,204	13,921
	Sano-Brunos Enterprises Ltd.	536	47,441
*	Scope Metals Group Ltd.	2,448	84,612
*	Shikun & Binui Ltd.	54,158	177,419
	Shufersal Ltd.	338	3,165
	Suny Cellular Communication Ltd.	38,993	12,572
Ω	Tamar Petroleum Ltd.	16,144	152,543
*	Veridis Environment Ltd.	8,348	53,855

TOTAL ISRAEL			5,626,584

ITALY — (3.6%)
	A2A SpA	460,303	1,170,675
*	Abitare In SpA	2,221	8,079
	ACEA SpA	11,629	273,196
	Arnoldo Mondadori Editore SpA	38,743	94,297
	Ascopiave SpA	14,577	54,552
	Avio SpA	4,608	100,144
	Azimut Holding SpA	23,175	644,013
	Banca IFIS SpA	7,189	180,129
	Banca Mediolanum SpA	40,996	612,884
	Banca Monte dei Paschi di Siena SpA	164,780	1,393,508
	Banca Popolare di Sondrio SpA	135,001	1,691,681
#	Banca Profilo SpA	9,146	1,885
	Banco BPM SpA	394,306	4,401,452
	Banco di Desio e della Brianza SpA	12,049	103,376
#	Biesse SpA	3,229	25,849
	BPER Banca SpA	292,670	2,377,090
	Buzzi SpA	29,557	1,548,860
#	Cairo Communication SpA	17,210	56,222
*	CIR SpA-Compagnie Industriali	239,509	158,904

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Credito Emiliano SpA	26,852	$369,156
#	Danieli & C Officine Meccaniche SpA (DAN IM)	3,835	132,080
	Danieli & C Officine Meccaniche SpA (DANR IM)	12,070	326,676
Ω	Enav SpA	17,759	78,640
	ERG SpA	2,772	56,709
*	Esprinet SpA	7,745	46,253
#	Ferretti SpA	19,393	55,530
	Fila SpA	7,328	95,471
*	Fincantieri SpA	17,542	228,539
	FNM SpA	40,686	18,442
*	Garofalo Health Care SpA	4,490	27,467
	Gefran SpA	2,084	21,566
	GPI SpA	1,862	19,446
	Hera SpA	198,526	939,867
	IMMSI SpA	62,616	35,434
	Indel B SpA	373	8,037
	Interpump Group SpA	4,420	151,596
	Italmobiliare SpA	2,574	71,664
	Leonardo SpA	16,188	841,587
	MARR SpA	1,371	15,166
	Mediobanca Banca di Credito Finanziario SpA	97,682	1,997,990
*	Newlat Food SpA	4,322	84,077
*Ω	Nexi SpA	85,784	501,069
	Orsero SpA	2,608	38,762
Ω	OVS SpA	73,087	263,790
	Piaggio & C SpA	17,349	34,057
Ω	Pirelli & C SpA	91,793	567,510
Ω	Poste Italiane SpA	28,348	575,385
	Rizzoli Corriere Della Sera Mediagroup SpA	42,643	47,477
	Sabaf SpA	2,439	41,417
#*	Safilo Group SpA	23,535	19,244
*	Saipem SpA	120,412	278,148
	Snam SpA	133,096	763,902
	Sogefi SpA	9,662	22,724
#*	Telecom Italia SpA (TIT IM)	1,475,350	584,289
*	Telecom Italia SpA (TITR IM)	1,059,301	471,144
	Unipol Assicurazioni SpA	85,516	1,533,876
	Webuild SpA	53,359	193,590

TOTAL ITALY			26,454,573

JAPAN — (16.2%)
	77 Bank Ltd.	15,900	498,319

		Shares	Value»
JAPAN — (Continued)
	A&D HOLON Holdings Co. Ltd.	1,100	$13,767
	Achilles Corp.	4,600	43,395
#	AD Works Group Co. Ltd.	20,400	37,751
	ADEKA Corp.	23,900	430,843
	AFC-HD AMS Life Science Co. Ltd.	1,800	10,753
#	Ahresty Corp.	9,900	45,387
	Aichi Financial Group, Inc.	1,390	26,633
	Aichi Steel Corp.	5,000	294,703
	Aichi Tokei Denki Co. Ltd.	2,700	37,169
	Aida Engineering Ltd.	14,000	86,878
	Ain Holdings, Inc.	5,800	223,557
	Air Water, Inc.	54,200	739,093
	Airport Facilities Co. Ltd.	9,300	43,501
	Aisan Industry Co. Ltd.	13,200	178,400
	Akita Bank Ltd.	4,800	82,165
	Alconix Corp.	9,400	101,522
	Alfresa Holdings Corp.	46,400	700,461
#	Alleanza Holdings Co. Ltd.	3,200	23,252
	Alpen Co. Ltd.	5,100	84,994
	Alps Alpine Co. Ltd.	62,681	636,729
	Amada Co. Ltd.	12,008	120,236
	Anabuki Kosan, Inc.	1,200	18,480
	Anest Iwata Corp.	9,900	77,377
	Anritsu Corp.	17,900	178,936
	AOKI Holdings, Inc.	9,900	88,215
	Aoyama Trading Co. Ltd.	15,700	225,456
	Arakawa Chemical Industries Ltd.	3,100	23,051
	Arata Corp.	9,400	209,467
	ARCLANDS Corp.	8,600	104,543
	Arcs Co. Ltd.	12,500	251,484
	Artience Co. Ltd.	10,700	220,813
	Asahi Co. Ltd.	3,000	29,030
	Asahi Yukizai Corp.	3,600	94,358
	Ashimori Industry Co. Ltd.	800	15,048
	Asia Pile Holdings Corp.	10,700	67,502
	ASKA Pharmaceutical Holdings Co. Ltd.	2,600	42,410
#	Astena Holdings Co. Ltd.	8,100	27,420
	Autobacs Seven Co. Ltd.	8,500	88,209

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Awa Bank Ltd.	15,200	$292,229
	Axell Corp.	2,400	17,692
	Axyz Co. Ltd.	800	16,577
	Bando Chemical Industries Ltd.	10,800	112,888
	Bank of Iwate Ltd.	3,800	77,634
	Bank of Nagoya Ltd.	3,600	189,541
	Bank of Saga Ltd.	3,301	50,478
	Bank of the Ryukyus Ltd.	15,700	119,161
	Belluna Co. Ltd.	12,600	86,359
	Bourbon Corp.	3,000	56,259
	Br Holdings Corp.	4,400	10,367
	Brother Industries Ltd.	4,500	79,081
	Buffalo, Inc.	2,000	28,945
	Bunka Shutter Co. Ltd.	17,100	244,808
	Canon Electronics, Inc.	6,900	112,452
	Carlit Co. Ltd.	5,500	41,307
	Carta Holdings, Inc.	500	5,335
	Cawachi Ltd.	4,800	94,017
	Central Glass Co. Ltd.	8,700	182,022
	Central Security Patrols Co. Ltd.	2,300	43,411
	Chiba Kogyo Bank Ltd.	23,200	201,587
	Chino Corp.	2,600	34,930
	Chori Co. Ltd.	4,500	114,155
	Chubu Shiryo Co. Ltd.	7,421	74,291
	Chuetsu Pulp & Paper Co. Ltd.	3,600	38,319
	Chugin Financial Group, Inc.	44,800	503,288
	Chuo Gyorui Co. Ltd.	500	11,697
	Citizen Watch Co. Ltd.	73,800	426,899
	CKD Corp.	7,400	107,864
	CK-San-Etsu Co. Ltd.	1,300	33,614
#	CMK Corp.	13,300	36,797
	Coca-Cola Bottlers Japan Holdings, Inc.	37,849	711,062
	Cosel Co. Ltd.	2,500	18,837
	Cosmo Energy Holdings Co. Ltd.	21,700	890,612
	Cosmos Initia Co. Ltd.	2,400	20,520
	CTI Engineering Co. Ltd.	6,600	110,115

		Shares	Value»
JAPAN — (Continued)
	Dai Nippon Toryo Co. Ltd.	5,100	$45,359
	Daicel Corp.	66,700	567,761
	Dai-Dan Co. Ltd.	4,100	119,180
	Daido Metal Co. Ltd.	8,900	30,871
	Daido Steel Co. Ltd.	40,000	301,397
#	Daihatsu Diesel Manufacturing Co. Ltd.	7,400	93,374
	Daihen Corp.	800	35,300
#	Daiho Corp.	17,000	95,358
	Daiichi Jitsugyo Co. Ltd.	7,800	124,824
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	1,400	6,582
	Daiki Aluminium Industry Co. Ltd.	7,600	49,903
	Daikyonishikawa Corp.	13,400	53,477
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,700	99,568
	Daio Paper Corp.	17,100	109,098
	Daishi Hokuetsu Financial Group, Inc.	15,700	343,736
	Daishinku Corp.	3,100	11,323
	Daisue Construction Co. Ltd.	3,500	50,211
	Daito Pharmaceutical Co. Ltd.	5,100	74,344
	Daitron Co. Ltd.	3,400	76,067
	DCM Holdings Co. Ltd.	36,100	343,260
	Denka Co. Ltd.	18,000	245,645
	DIC Corp.	19,700	384,443
	DKK-Toa Corp.	3,400	18,770
#	DKS Co. Ltd.	2,400	44,255
	Doutor Nichires Holdings Co. Ltd.	8,800	164,829
	Dowa Holdings Co. Ltd.	9,700	311,220
	DyDo Group Holdings, Inc.	5,400	110,348
	Eagle Industry Co. Ltd.	9,400	121,133
	Ebara Foods Industry, Inc.	1,400	26,139
	Eco’s Co. Ltd.	3,000	51,323
	EDION Corp.	28,600	381,665
	Ehime Bank Ltd.	14,701	107,269
	Endo Lighting Corp.	4,100	44,665

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Enomoto Co. Ltd.	2,300	$20,994
#	Envipro Holdings, Inc.	3,600	12,139
	ES-Con Japan Ltd.	11,300	84,133
	Eslead Corp.	2,900	86,329
	ESPEC Corp.	4,800	76,642
	Exedy Corp.	9,200	276,266
	EXEO Group, Inc.	19,600	228,872
	Ezaki Glico Co. Ltd.	13,700	451,995
	FALCO HOLDINGS Co. Ltd.	2,300	37,311
	Feed One Co. Ltd.	4,700	29,844
	Ferrotec Holdings Corp.	10,900	188,182
	FIDEA Holdings Co. Ltd.	3,610	37,901
	First Bank of Toyama Ltd.	19,100	147,196
	Focus Systems Corp.	1,300	10,113
	Foster Electric Co. Ltd.	5,860	49,888
#	France Bed Holdings Co. Ltd.	7,200	64,294
	F-Tech, Inc.	5,800	20,524
	Fudo Tetra Corp.	4,400	71,916
	Fuji Co. Ltd.	2,700	39,446
	Fuji Corp. (6134 JP)	4,200	62,458
	Fuji Corp. Ltd.	7,200	35,491
	Fuji Die Co. Ltd.	1,700	8,422
	Fuji Oil Co. Ltd.	25,701	147,874
	Fuji Pharma Co. Ltd.	2,700	25,911
	Fuji Seal International, Inc.	13,100	233,901
	Fujibo Holdings, Inc.	3,600	125,464
	Fujikura Composites, Inc.	6,200	57,634
	Fujikura Ltd.	4,300	159,990
#	Fujisash Co. Ltd.	1,650	7,938
#	Fujiya Co. Ltd.	3,900	64,362
	FuKoKu Co. Ltd.	3,700	41,660
	Fukuda Corp.	1,600	59,595
	Fukui Bank Ltd.	6,500	79,838
	Fukuoka Financial Group, Inc.	32,060	847,034
	Fukuyama Transporting Co. Ltd.	2,701	67,014
	Fumakilla Ltd.	1,200	9,305
	Furukawa Co. Ltd.	11,100	164,168
	Furukawa Electric Co. Ltd.	4,400	138,959
	Furuno Electric Co. Ltd.	8,700	155,027
	Furuya Metal Co. Ltd.	2,500	45,024

		Shares	Value»
JAPAN — (Continued)
	Fuso Pharmaceutical Industries Ltd.	800	$13,457
	Futaba Industrial Co. Ltd.	19,300	106,806
	Gakken Holdings Co. Ltd.	9,300	65,584
	Galilei Co. Ltd.	6,000	120,403
	Geo Holdings Corp.	9,900	134,632
	Giken Ltd.	2,299	23,071
	GLOBERIDE, Inc.	5,000	65,566
	Glory Ltd.	12,075	212,613
	GLtechno Holdings, Inc.	4,490	87,980
	Godo Steel Ltd.	3,100	80,823
#	Grandy House Corp.	4,100	15,821
	GS Yuasa Corp.	12,800	224,831
#	GSI Creos Corp.	3,400	45,827
	G-Tekt Corp.	5,100	58,547
	Gunma Bank Ltd.	97,300	811,458
	Gunze Ltd.	10,600	190,592
	H2O Retailing Corp.	27,900	381,608
	Hachijuni Bank Ltd.	127,712	963,969
	Hagiwara Electric Holdings Co. Ltd.	3,300	71,502
	Hagoromo Foods Corp.	500	11,759
	Hamakyorex Co. Ltd.	18,000	168,090
	Handsman Co. Ltd.	1,900	10,720
	Hanwa Co. Ltd.	11,900	394,543
	Harima Chemicals Group, Inc.	4,400	24,663
	Haseko Corp.	48,000	685,566
	Hashimoto Sogyo Holdings Co. Ltd.	3,200	27,825
	Heiwa Corp.	15,900	247,497
	Heiwa Real Estate Co. Ltd.	5,400	177,951
	Heiwado Co. Ltd.	4,687	87,263
*	Hino Motors Ltd.	53,100	168,851
	Hirakawa Hewtech Corp.	4,305	36,110
#	Hirano Tecseed Co. Ltd.	2,400	26,688
	Hirata Corp.	2,401	24,773
	Hirogin Holdings, Inc.	80,519	669,271
	Hochiki Corp.	3,900	66,748
	Hodogaya Chemical Co. Ltd.	4,200	43,800
	Hogy Medical Co. Ltd.	5,500	157,420
#	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	40,751
	Hokkan Holdings Ltd.	3,400	43,281

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hokko Chemical Industry Co. Ltd.	5,700	$48,818
	Hokkoku Financial Holdings, Inc.	7,500	279,499
#	Hokuetsu Corp.	41,600	318,380
	Hokuhoku Financial Group, Inc.	50,800	911,059
	Hokuriku Electric Industry Co. Ltd.	2,500	27,151
	Hokuto Corp.	2,869	36,944
	H-One Co. Ltd.	8,500	67,084
	Honeys Holdings Co. Ltd.	4,700	53,344
	Hoosiers Holdings Co. Ltd.	10,600	88,119
	Hosokawa Micron Corp.	3,700	103,120
	House Foods Group, Inc.	9,500	186,271
#	Howa Machinery Ltd.	4,600	36,110
	Hyakugo Bank Ltd.	71,200	345,140
	Hyakujushi Bank Ltd.	7,500	174,205
	Ibiden Co. Ltd.	16,100	446,312
	Ichiken Co. Ltd.	1,900	37,690
	Ichikoh Industries Ltd.	9,600	26,435
	Ichinen Holdings Co. Ltd.	6,400	75,833
	Ichiyoshi Securities Co. Ltd.	8,000	40,643
	IDEA Consultants, Inc.	1,600	32,740
	Iida Group Holdings Co. Ltd.	35,900	568,254
	Iino Kaiun Kaisha Ltd.	25,600	186,581
	Imagica Group, Inc.	7,600	30,363
	Imura & Co. Ltd.	2,800	18,995
	Inaba Denki Sangyo Co. Ltd.	14,600	384,611
	Inaba Seisakusho Co. Ltd.	3,600	42,867
	Inabata & Co. Ltd.	14,900	319,718
	INFRONEER Holdings, Inc.	56,352	480,643
	Innotech Corp.	1,200	10,125
#	Inui Global Logistics Co. Ltd.	1,500	15,303
	Iriso Electronics Co. Ltd.	4,963	88,859
	Ishihara Sangyo Kaisha Ltd.	12,100	149,102
	Ishizuka Glass Co. Ltd.	800	13,653
	Itochu Enex Co. Ltd.	16,700	180,240

		Shares	Value»
JAPAN — (Continued)
	Itochu-Shokuhin Co. Ltd.	1,900	$128,403
	Itoham Yonekyu Holdings, Inc.	5,840	183,028
	Itoki Corp.	9,500	119,470
	IwaiCosmo Holdings, Inc.	6,600	96,702
	Iwatani Corp.	19,300	184,795
	Iyogin Holdings, Inc.	78,300	908,218
	J Front Retailing Co. Ltd.	33,813	413,876
	J Trust Co. Ltd.	2,500	6,856
	JANOME Corp.	6,900	54,528
	Japan Cash Machine Co. Ltd.	1,500	10,766
#	Japan Electronic Materials Corp.	4,200	55,159
	Japan Investment Adviser Co. Ltd.	5,400	61,854
	Japan Medical Dynamic Marketing, Inc.	3,799	14,861
	Japan Pulp & Paper Co. Ltd.	35,000	150,498
	Japan Securities Finance Co. Ltd.	21,100	252,477
	Japan Steel Works Ltd.	1,400	57,687
	Japan Transcity Corp.	10,000	61,689
	Japan Wool Textile Co. Ltd.	17,400	180,112
	JDC Corp.	13,600	45,808
	Jichodo Co. Ltd.	200	13,544
	JINUSHI Co. Ltd.	2,900	41,812
	JK Holdings Co. Ltd.	5,500	39,232
	J-Oil Mills, Inc.	6,700	96,201
	Joshin Denki Co. Ltd.	3,843	59,924
	Joyful Honda Co. Ltd.	14,200	201,483
	JSP Corp.	4,300	59,285
	JTEKT Corp.	42,425	327,651
*	Juki Corp.	4,100	11,432
	Juroku Financial Group, Inc.	12,200	412,690
	JVCKenwood Corp.	14,500	108,215
	Kadoya Sesame Mills, Inc.	1,100	27,971
	Kaga Electronics Co. Ltd.	9,800	175,526
	Kameda Seika Co. Ltd.	200	5,546
	Kamei Corp.	9,700	130,459
	Kamigumi Co. Ltd.	13,100	320,682
	Kanaden Corp.	6,800	69,642
	Kanadevia Corp.	39,600	253,993

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kanagawa Chuo Kotsu Co. Ltd.	1,500	$38,775
	Kanamoto Co. Ltd.	9,469	212,314
	Kandenko Co. Ltd.	9,200	182,368
	Kaneka Corp.	13,500	329,930
#	Kaneko Seeds Co. Ltd.	4,400	44,175
	Kanematsu Corp.	24,400	423,743
	Kanemi Co. Ltd.	1,200	27,138
	Kanto Denka Kogyo Co. Ltd.	12,700	77,037
	Kato Sangyo Co. Ltd.	6,100	213,410
	Kawada Technologies, Inc.	5,100	115,723
	Kawai Musical Instruments Manufacturing Co. Ltd.	600	11,477
	KEIWA, Inc.	3,000	19,341
	Keiyo Bank Ltd.	41,300	240,692
	Kenko Mayonnaise Co. Ltd.	3,934	52,733
	KH Neochem Co. Ltd.	4,800	85,069
	Kimura Chemical Plants Co. Ltd.	5,800	28,035
	Kimura Unity Co. Ltd.	9,800	53,198
	Ki-Star Real Estate Co. Ltd.	2,600	90,259
	Kitagawa Corp.	2,400	20,863
	Kita-Nippon Bank Ltd.	3,600	77,109
	Kitz Corp.	22,500	171,599
	Kiyo Bank Ltd.	19,800	336,532
*	KNT-CT Holdings Co. Ltd.	2,200	18,140
	Koa Corp.	3,700	21,405
	Koa Shoji Holdings Co. Ltd.	2,900	13,736
	Koatsu Gas Kogyo Co. Ltd.	9,700	64,316
	Kobe Steel Ltd.	66,700	782,250
	Kohnan Shoji Co. Ltd.	7,800	205,521
#	Kohsoku Corp.	2,700	40,087
#	Kojima Co. Ltd.	13,300	98,447
	Kokuyo Co. Ltd.	21,700	444,684
	Komehyo Holdings Co. Ltd.	1,400	28,162
	Komeri Co. Ltd.	8,200	174,740
	Kondotec, Inc.	5,400	54,186
*	Konica Minolta, Inc.	103,400	317,366
	Konishi Co. Ltd.	16,600	130,412
	Konoike Transport Co. Ltd.	9,000	165,237
	KPP Group Holdings Co. Ltd.	14,800	67,675

		Shares	Value»
JAPAN — (Continued)
	Krosaki Harima Corp.	7,200	$126,389
	KRS Corp.	3,600	46,211
	K’s Holdings Corp.	43,300	414,685
	KU Holdings Co. Ltd.	3,700	28,078
	Kumagai Gumi Co. Ltd.	9,906	295,202
	Kumiai Chemical Industry Co. Ltd.	18,300	97,711
	Kurabo Industries Ltd.	4,600	201,526
	Kuraray Co. Ltd.	95,500	1,115,582
	Kureha Corp.	14,700	257,299
	Kurimoto Ltd.	3,200	105,953
	Kuriyama Holdings Corp.	5,000	45,996
	KYB Corp.	12,400	253,481
	Kyodo Printing Co. Ltd.	8,800	65,546
	Kyoei Steel Ltd.	8,208	115,694
	Kyokuto Boeki Kaisha Ltd.	4,800	52,315
	Kyokuto Kaihatsu Kogyo Co. Ltd.	10,400	174,696
	Kyokuyo Co. Ltd.	2,800	82,569
	Kyorin Pharmaceutical Co. Ltd.	8,300	85,817
	Kyosan Electric Manufacturing Co. Ltd.	12,300	41,255
	Kyushu Financial Group, Inc.	99,900	504,293
#	Lacto Japan Co. Ltd.	2,600	64,070
	LEC, Inc.	7,500	65,945
	Life Corp.	9,400	136,162
	LIFULL Co. Ltd.	26,000	27,593
	Lintec Corp.	11,600	221,894
	Lixil Corp.	78,800	928,548
	Look Holdings, Inc.	1,800	30,775
	Mabuchi Motor Co. Ltd.	20,400	298,027
	Maezawa Industries, Inc.	5,300	52,152
	Makino Milling Machine Co. Ltd.	6,900	544,075
	Mandom Corp.	10,593	101,057
	Marubun Corp.	5,500	35,684
	Marudai Food Co. Ltd.	5,400	70,312
	Maruha Nichiro Corp.	14,500	331,318
	MARUKA FURUSATO Corp.	5,038	80,878
	Maruyama Manufacturing Co., Inc.	1,100	15,264

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Maruzen CHI Holdings Co. Ltd.	3,000	$6,811
	Maruzen Showa Unyu Co. Ltd.	4,700	197,610
#	Marvelous, Inc.	3,700	12,274
	Matsuda Sangyo Co. Ltd.	4,300	109,376
#	Matsuoka Corp.	1,100	14,011
	Maxell Ltd.	9,900	121,342
	Maxvalu Tokai Co. Ltd.	2,200	46,681
	Mazda Motor Corp.	118,000	705,500
	Mebuki Financial Group, Inc.	163,600	799,370
	Media Do Co. Ltd.	2,000	24,490
	Medical System Network Co. Ltd.	10,600	34,879
	Medipal Holdings Corp.	47,200	799,836
	Megmilk Snow Brand Co. Ltd.	12,000	220,652
	Meidensha Corp.	5,700	156,593
	Meiji Electric Industries Co. Ltd.	3,800	40,940
	Meiji Shipping Group Co. Ltd.	4,300	18,812
	Meiko Electronics Co. Ltd.	3,000	131,782
#	Meiwa Estate Co. Ltd.	4,900	32,169
	Menicon Co. Ltd.	10,685	105,722
	Mie Kotsu Group Holdings, Inc.	16,800	58,823
	MIMAKI ENGINEERING Co. Ltd.	700	7,099
	Ministop Co. Ltd.	1,700	21,802
	Mirait One Corp.	28,810	453,067
	Mirarth Holdings, Inc.	29,200	101,065
	Mitsuba Corp.	15,300	89,846
	Mitsubishi Gas Chemical Co., Inc.	40,800	621,648
	Mitsubishi Logisnext Co. Ltd.	5,100	71,639
	Mitsubishi Logistics Corp.	69,500	479,646
	Mitsubishi Materials Corp.	30,200	476,331
	Mitsubishi Motors Corp.	142,100	393,391
	Mitsubishi Paper Mills Ltd.	9,464	50,965
	Mitsubishi Research Institute, Inc.	2,400	75,363

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Shokuhin Co. Ltd.	4,600	$172,209
	Mitsubishi Steel Manufacturing Co. Ltd.	2,100	23,153
	Mitsui Chemicals, Inc.	32,100	705,388
	Mitsui DM Sugar Co. Ltd.	6,095	145,985
	Mitsui E&S Co. Ltd.	14,000	178,631
	Mitsui High-Tec, Inc.	6,400	29,894
	Mitsui Mining & Smelting Co. Ltd.	17,816	484,363
	Mitsui-Soko Holdings Co. Ltd.	9,900	204,051
	Mitsuuroko Group Holdings Co. Ltd.	5,200	65,684
	Miyazaki Bank Ltd.	7,000	154,583
	Mizuno Corp.	8,700	155,271
	Mochida Pharmaceutical Co. Ltd.	2,600	56,282
	Morinaga Milk Industry Co. Ltd.	21,800	518,025
	Moriroku Co. Ltd.	2,601	40,130
	Morita Holdings Corp.	10,700	159,657
	Mory Industries, Inc.	9,000	64,261
	MrMax Holdings Ltd.	8,500	40,182
	Mugen Estate Co. Ltd.	2,800	43,446
	Musashi Seimitsu Industry Co. Ltd.	7,700	132,426
	Musashino Bank Ltd.	10,000	221,616
	Nabtesco Corp.	20,700	310,688
	NAC Co. Ltd.	6,000	25,620
	Nachi-Fujikoshi Corp.	2,587	55,382
#	Nafco Co. Ltd.	2,600	33,047
#	Nagano Keiki Co. Ltd.	1,500	19,873
	Nagase & Co. Ltd.	32,400	570,681
	Naigai Tec Corp.	900	13,065
	Nakamoto Packs Co. Ltd.	800	9,533
	Nakamuraya Co. Ltd.	1,100	25,066
	Nakayama Steel Works Ltd.	12,000	61,251
	Nanto Bank Ltd.	9,600	262,928
	Nanyo Corp.	2,600	21,539
#	Natori Co. Ltd.	2,300	33,173
	NGK Insulators Ltd.	59,400	732,997
	NH Foods Ltd.	8,600	324,678
	NHK Spring Co. Ltd.	62,244	691,734
	Nicca Chemical Co. Ltd.	1,800	16,674
	Nice Corp.	2,600	28,713
	Nichiban Co. Ltd.	3,400	48,655

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nichicon Corp.	13,400	$109,616
	Nichiden Corp.	4,700	93,906
	Nichiha Corp.	7,200	146,048
	Nichimo Co. Ltd.	1,600	22,204
	Nichirin Co. Ltd.	3,750	92,257
	Nihon Chouzai Co. Ltd.	2,500	51,571
	Nihon Denkei Co. Ltd.	2,100	28,246
	Nihon Nohyaku Co. Ltd.	13,700	79,221
	Nihon Yamamura Glass Co. Ltd.	1,100	17,283
	Nikkiso Co. Ltd.	11,500	96,013
	Nikkon Holdings Co. Ltd.	24,600	507,771
	Nikon Corp.	83,200	800,005
	Nippi, Inc.	900	34,874
	Nippn Corp.	14,900	234,855
	Nippon Carbide Industries Co., Inc.	2,300	27,124
	Nippon Chemical Industrial Co. Ltd.	2,900	42,892
*	Nippon Chemi-Con Corp.	2,100	14,353
#*	Nippon Coke & Engineering Co. Ltd.	51,900	31,263
	Nippon Concrete Industries Co. Ltd.	17,600	41,103
	Nippon Denko Co. Ltd.	44,300	83,228
	Nippon Dry-Chemical Co. Ltd.	1,400	41,059
#	Nippon Electric Glass Co. Ltd.	27,600	631,509
	Nippon Express Holdings, Inc.	32,700	583,952
	Nippon Kayaku Co. Ltd.	27,900	262,863
	Nippon Light Metal Holdings Co. Ltd.	6,403	66,757
	Nippon Paper Industries Co. Ltd.	48,100	371,889
	Nippon Rietec Co. Ltd.	3,460	39,168
	Nippon Road Co. Ltd.	4,500	61,636
	Nippon Seisen Co. Ltd.	3,500	26,014
#*	Nippon Sheet Glass Co. Ltd.	24,000	68,841
	Nippon Shinyaku Co. Ltd.	9,400	242,373

		Shares	Value»
JAPAN — (Continued)
	Nippon Shokubai Co. Ltd.	36,400	$426,576
	Nippon Soda Co. Ltd.	13,200	247,660
	Nippon Thompson Co. Ltd.	23,600	80,523
#	Nippon Yakin Kogyo Co. Ltd.	5,100	144,836
	Nipro Corp.	41,300	365,988
	Nishi-Nippon Financial Holdings, Inc.	29,200	428,943
	Nishio Holdings Co. Ltd.	6,200	178,400
	Nissan Tokyo Sales Holdings Co. Ltd.	14,900	50,930
	Nissha Co. Ltd.	3,086	26,446
	Nisshin Oillio Group Ltd.	8,600	296,866
	Nisshinbo Holdings, Inc.	33,453	199,972
	Nissin Corp.	5,000	168,513
	Nissui Corp.	82,900	504,217
	Nitta Gelatin, Inc.	3,800	21,780
	Nitto Fuji Flour Milling Co. Ltd.	800	38,486
	Nitto Kogyo Corp.	4,500	94,468
	Nitto Seiko Co. Ltd.	12,100	50,129
	Nittoku Co. Ltd.	2,801	39,792
	Nohmi Bosai Ltd.	3,600	83,782
	Nojima Corp.	19,300	347,008
	Nomura Real Estate Holdings, Inc.	68,000	404,426
	Noritake Co. Ltd.	5,400	140,736
	Noritz Corp.	6,200	76,237
	North Pacific Bank Ltd.	82,400	288,094
	NPR-RIKEN Corp.	3,660	60,699
	NS Tool Co. Ltd.	2,500	12,399
	NS United Kaiun Kaisha Ltd.	3,800	100,541
	NSK Ltd.	64,811	283,101
	NSW, Inc.	2,600	56,442
	NTN Corp.	86,100	132,604
	Obara Group, Inc.	2,900	67,514
	Ochi Holdings Co. Ltd.	900	8,587
	Ogaki Kyoritsu Bank Ltd.	5,700	92,504
#	Ohara, Inc.	2,300	16,651
	Oiles Corp.	6,500	97,251
	Oita Bank Ltd.	4,300	102,633
	Oji Holdings Corp.	255,500	1,206,096
	Okabe Co. Ltd.	15,300	95,121
	Okada Aiyon Corp.	300	3,929

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Okamoto Industries, Inc.	3,000	$105,763
	Okamoto Machine Tool Works Ltd.	1,300	31,839
	Okamura Corp.	15,400	213,831
	Okasan Securities Group, Inc.	51,100	228,161
	Oki Electric Industry Co. Ltd.	14,500	96,574
	Okinawa Financial Group, Inc.	11,780	204,336
	OKUMA Corp.	14,200	319,025
	Okumura Corp.	10,700	331,880
	Okura Industrial Co. Ltd.	2,800	81,038
	Okuwa Co. Ltd.	12,382	79,031
	Olba Healthcare Holdings, Inc.	1,600	24,363
	Onoken Co. Ltd.	5,000	52,363
	Onward Holdings Co. Ltd.	37,900	153,462
	Open House Group Co. Ltd.	2,900	128,592
	Optimus Group Co. Ltd.	4,000	9,660
	Optorun Co. Ltd.	2,900	28,826
	Oriental Consultants Holdings Co. Ltd.	500	17,684
	Oriental Shiraishi Corp.	36,900	97,214
#	Osaka Organic Chemical Industry Ltd.	1,000	16,855
	Osaki Electric Co. Ltd.	8,300	49,399
#	OSG Corp.	20,500	243,681
	OUG Holdings, Inc.	1,100	24,291
	Pacific Industrial Co. Ltd.	10,400	91,327
#	Pack Corp.	1,100	25,002
	PALTAC Corp.	7,100	196,894
	Paraca, Inc.	1,600	21,013
	Paramount Bed Holdings Co. Ltd.	11,600	186,858
	Penta-Ocean Construction Co. Ltd.	47,400	271,916
	PHC Holdings Corp.	4,000	26,988
	Pickles Holdings Co. Ltd.	4,900	31,793
	PILLAR Corp.	2,600	66,155
	Pole To Win Holdings, Inc.	10,603	26,742
	Press Kogyo Co. Ltd.	28,800	109,866

		Shares	Value»
JAPAN — (Continued)
	Prima Meat Packers Ltd.	2,100	$33,800
	Procrea Holdings, Inc.	10,300	117,802
	PS Construction Co. Ltd.	3,450	36,933
	QB Net Holdings Co. Ltd.	3,000	23,324
	Qol Holdings Co. Ltd.	6,200	99,698
	Raiznext Corp.	8,600	89,844
	Rasa Corp.	1,900	18,967
	Rasa Industries Ltd.	2,800	53,818
	Rengo Co. Ltd.	36,900	205,994
#*	RENOVA, Inc.	14,500	66,419
	Resonac Holdings Corp.	51,800	942,136
	Restar Corp.	5,900	92,483
	Retail Partners Co. Ltd.	5,900	56,719
	Rheon Automatic Machinery Co. Ltd.	7,100	57,841
	Riken Technos Corp.	11,500	80,819
	Riken Vitamin Co. Ltd.	5,400	94,206
	Rion Co. Ltd.	2,100	35,077
#	Rix Corp.	600	12,367
	Rohm Co. Ltd.	71,000	646,454
	Rokko Butter Co. Ltd.	1,300	11,529
	Ryobi Ltd.	7,900	115,183
	RYODEN Corp.	5,800	98,219
	Ryoyo Ryosan Holdings, Inc.	4,148	69,663
	S Foods, Inc.	2,200	41,546
	S&B Foods, Inc.	5,000	99,022
#	Sac’s Bar Holdings, Inc.	7,900	46,217
	Sakai Chemical Industry Co. Ltd.	5,400	95,078
	Sakai Heavy Industries Ltd.	3,200	45,470
	Sakai Moving Service Co. Ltd.	2,000	34,213
	Sakata INX Corp.	10,570	137,187
	Sakata Seed Corp.	4,800	111,174
	Sala Corp.	18,200	116,570
	San Holdings, Inc.	6,600	55,655
	San ju San Financial Group, Inc.	7,530	121,092
	San-A Co. Ltd.	8,800	174,745
	San-Ai Obbli Co. Ltd.	19,800	232,517
	San-In Godo Bank Ltd.	43,200	383,797
*	Sanken Electric Co. Ltd.	3,500	154,580

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sanki Engineering Co. Ltd.	6,900	$176,302
	Sanko Gosei Ltd.	13,300	56,850
	Sanko Metal Industrial Co. Ltd.	1,000	41,405
	Sankyo Frontier Co. Ltd.	2,800	37,664
#	Sankyo Tateyama, Inc.	8,700	38,871
	Sankyu, Inc.	13,800	603,971
#	Sanoh Industrial Co. Ltd.	3,700	16,024
	Sansei Technologies, Inc.	4,600	40,720
	Sansha Electric Manufacturing Co. Ltd.	2,600	14,717
	Sanyo Chemical Industries Ltd.	3,300	83,137
	Sanyo Denki Co. Ltd.	2,700	185,557
	Sanyo Trading Co. Ltd.	6,600	64,918
	Sato Corp.	8,100	117,217
	Sato Shoji Corp.	5,000	51,545
	Satori Electric Co. Ltd.	4,200	48,620
	Satudora Holdings Co. Ltd.	1,800	11,350
	Sawai Group Holdings Co. Ltd.	33,900	488,479
	SBS Holdings, Inc.	3,100	62,225
	Scroll Corp.	9,700	69,763
	Seika Corp.	2,600	80,003
	Seiko Group Corp.	8,200	216,453
	Seino Holdings Co. Ltd.	35,900	565,004
	Seiren Co. Ltd.	1,500	23,306
	Sekisui Kasei Co. Ltd.	11,200	25,684
	SEMITEC Corp.	1,700	21,227
	Senko Group Holdings Co. Ltd.	32,800	389,913
	Senshu Ikeda Holdings, Inc.	55,800	184,265
	Seven Bank Ltd.	37,900	68,202
*	Sharp Corp.	1,400	8,300
	Shibaura Machine Co. Ltd.	3,500	88,359
	Shibusawa Logistics Corp.	3,100	69,191
	Shibuya Corp.	1,200	26,053
	Shiga Bank Ltd.	12,400	498,605
	Shikibo Ltd.	4,000	27,120
	Shikoku Bank Ltd.	8,100	67,345

	Shares	Value»
JAPAN — (Continued)
Shima Seiki Manufacturing Ltd.	5,680	$34,836
Shimizu Corp.	900	9,615
Shimojima Co. Ltd.	5,000	43,213
Shin Nippon Air Technologies Co. Ltd.	3,400	50,233
Shinagawa Refractories Co. Ltd.	8,500	98,036
Shindengen Electric Manufacturing Co. Ltd.	1,900	27,482
Shin-Etsu Polymer Co. Ltd.	11,300	115,783
Shinko Shoji Co. Ltd.	8,100	50,497
Shinmaywa Industries Ltd.	14,600	137,577
Shinsho Corp.	4,500	59,314
Shinwa Co. Ltd. (7607 JP)	3,600	76,364
Shizuoka Financial Group, Inc.	16,600	184,468
Shizuoka Gas Co. Ltd.	16,700	137,619
Shofu, Inc.	1,000	15,299
Showa Sangyo Co. Ltd.	600	12,705
Showa Shinku Co. Ltd.	700	6,621
Siix Corp.	10,100	74,373
Sinanen Holdings Co. Ltd.	2,300	106,958
Sinfonia Technology Co. Ltd.	3,900	166,760
SKY Perfect JSAT Holdings, Inc.	56,500	456,754
Skymark Airlines, Inc.	4,700	16,594
Soda Nikka Co. Ltd.	6,400	46,124
Sodick Co. Ltd.	17,800	93,553
Sojitz Corp.	28,600	676,614
Soken Chemical & Engineering Co. Ltd.	5,600	59,523
SPK Corp.	3,200	46,270
Star Mica Holdings Co. Ltd.	9,900	67,632
Star Micronics Co. Ltd.	9,900	113,531
Starts Corp., Inc.	8,200	223,025
Starzen Co. Ltd.	14,700	125,516
Stella Chemifa Corp.	2,900	75,739
Step Co. Ltd.	1,700	27,160
Sugimoto & Co. Ltd.	5,600	63,070

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	SUMCO Corp.	62,200	$428,937
	Sumida Corp.	4,001	26,509
	Sumitomo Bakelite Co. Ltd.	3,400	79,053
	Sumitomo Heavy Industries Ltd.	19,249	400,799
	Sumitomo Mitsui Construction Co. Ltd.	44,200	156,651
	Sumitomo Osaka Cement Co. Ltd.	12,175	332,482
*	Sumitomo Pharma Co. Ltd.	33,100	182,706
	Sumitomo Riko Co. Ltd.	13,900	158,964
	Sumitomo Rubber Industries Ltd.	51,154	644,201
	Sumitomo Seika Chemicals Co. Ltd.	2,400	80,040
	Sun Frontier Fudousan Co. Ltd.	9,500	130,006
*	Suncall Corp.	1,000	2,214
	Sun-Wa Technos Corp.	3,300	48,888
	Suruga Bank Ltd.	61,100	541,218
	Suzuken Co. Ltd.	17,500	632,234
	Suzuki Co. Ltd.	4,300	48,646
	SWCC Corp.	200	9,089
	T Hasegawa Co. Ltd.	9,200	184,386
	T RAD Co. Ltd.	2,300	61,755
	Tachibana Eletech Co. Ltd.	4,500	73,595
	Tachi-S Co. Ltd.	8,200	90,460
	Tadano Ltd.	21,200	146,875
	Taihei Dengyo Kaisha Ltd.	4,000	136,797
	Taiheiyo Cement Corp.	29,400	791,606
	Taiheiyo Kouhatsu, Inc.	1,500	7,086
	Taiho Kogyo Co. Ltd.	6,400	29,178
	Taikisha Ltd.	14,000	229,152
	Taiko Bank Ltd.	1,500	14,837
#	Taiyo Yuden Co. Ltd.	21,369	322,293
	Takamatsu Construction Group Co. Ltd.	4,700	95,209
	Takaoka Toko Co. Ltd.	3,700	59,506
	Takara & Co. Ltd.	3,300	79,965
	Takara Holdings, Inc.	26,100	210,655
	Takara Standard Co. Ltd.	7,800	98,584

		Shares	Value»
JAPAN — (Continued)
	Takasago International Corp.	4,300	$201,983
	Takashima & Co. Ltd.	6,000	54,972
	Takashimaya Co. Ltd.	62,200	479,571
	Take & Give Needs Co. Ltd.	2,200	13,301
#	TAKEBISHI Corp.	2,800	34,896
#	Taki Chemical Co. Ltd.	1,000	22,003
	Takuma Co. Ltd.	11,100	143,025
	Tamura Corp.	8,601	27,436
	Tanabe Engineering Corp.	1,300	19,621
	TASUKI Holdings, Inc.	3,600	16,628
	Tayca Corp.	5,500	50,080
	Technoflex Corp.	1,200	9,849
	Teijin Ltd.	20,300	170,209
	Tekken Corp.	3,000	58,221
#	Tenma Corp.	3,400	84,832
	Tera Probe, Inc.	1,100	20,412
	Terasaki Electric Co. Ltd.	900	13,219
	Tess Holdings Co. Ltd.	10,500	24,534
	Toa Corp. (1885 JP)	17,200	166,177
	TOA ROAD Corp.	17,000	181,763
	Toagosei Co. Ltd.	14,300	134,540
	TOBISHIMA HOLDINGS, Inc.	3,740	47,042
	Tochigi Bank Ltd.	24,700	55,946
	Toda Corp.	62,100	395,634
	Toenec Corp.	13,000	102,954
	Togami Electric Manufacturing Co. Ltd.	700	16,979
	Toho Acetylene Co. Ltd.	6,000	15,189
#	Toho Bank Ltd.	53,600	132,208
	Toho Holdings Co. Ltd.	8,600	281,146
	Tohoku Bank Ltd.	4,728	35,588
#	Tokai Carbon Co. Ltd.	16,800	108,407
	Tokai Corp.	2,268	33,357
	Tokai Rika Co. Ltd.	16,900	251,702
	Tokai Tokyo Financial Holdings, Inc.	39,676	131,044
	Tokushu Tokai Paper Co. Ltd.	2,300	60,081
	Tokuyama Corp.	18,500	377,629
	Tokyo Energy & Systems, Inc.	3,090	24,403
	Tokyo Keiki, Inc.	3,800	93,274

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Kiraboshi Financial Group, Inc.	8,300	$328,091
	Tokyo Rope Manufacturing Co. Ltd.	4,600	39,039
	Tokyo Sangyo Co. Ltd.	4,000	19,430
	Tokyo Steel Manufacturing Co. Ltd.	2,000	22,614
	Tokyo Tatemono Co. Ltd.	43,000	770,918
	Tokyo Tekko Co. Ltd.	700	27,285
	Tokyu Construction Co. Ltd.	8,800	51,092
	Tokyu Fudosan Holdings Corp.	103,300	723,494
	Toli Corp.	12,400	42,398
	Tomen Devices Corp.	1,400	52,316
	Tomoe Engineering Co. Ltd.	6,900	66,814
	Tomoku Co. Ltd.	3,200	54,839
	TOMONY Holdings, Inc.	53,500	205,008
	Topre Corp.	9,601	117,309
	Topy Industries Ltd.	1,800	26,091
	Torex Semiconductor Ltd.	5,099	42,289
	Torishima Pump Manufacturing Co. Ltd.	3,700	51,034
	Tosei Corp.	9,200	155,056
	Tosho Co. Ltd.	4,000	15,388
	Tosoh Corp.	61,200	862,719
	Totetsu Kogyo Co. Ltd.	5,700	125,786
#	Towa Bank Ltd.	11,200	48,068
	Towa Pharmaceutical Co. Ltd.	8,500	157,725
	Toyo Construction Co. Ltd.	18,500	173,533
#	Toyo Corp.	1,200	11,555
	Toyo Innovex Co. Ltd.	5,300	21,431
	Toyo Kanetsu KK	2,400	59,632
	Toyo Seikan Group Holdings Ltd.	43,100	752,470
	Toyo Tanso Co. Ltd.	2,200	61,825
	Toyo Tire Corp.	32,200	602,037
	Toyobo Co. Ltd.	45,523	282,416
	Toyoda Gosei Co. Ltd.	20,300	389,794
	Toyota Boshoku Corp.	19,600	281,235

		Shares	Value»
JAPAN — (Continued)
	TRE Holdings Corp.	12,600	$135,788
	Trusco Nakayama Corp.	10,600	158,142
#	Tsubaki Nakashima Co. Ltd.	7,100	20,212
	Tsubakimoto Chain Co.	22,500	273,337
	Tsubakimoto Kogyo Co. Ltd.	3,000	45,464
	Tsugami Corp.	12,900	158,910
	Tsukishima Holdings Co. Ltd.	5,300	74,383
	Tsukuba Bank Ltd.	31,700	53,460
	Tsumura & Co.	6,400	192,455
	Tsuzuki Denki Co. Ltd.	1,800	30,870
	UACJ Corp.	10,800	364,374
	UBE Corp.	20,400	299,297
	Uchida Yoko Co. Ltd.	2,000	109,412
	Ueki Corp.	1,000	13,303
	Ulvac, Inc.	6,800	230,619
	Unipres Corp.	18,000	126,467
	United Super Markets Holdings, Inc.	15,557	100,056
	Urbanet Corp. Co. Ltd.	7,300	23,466
	Ushio, Inc.	20,900	251,383
	V Technology Co. Ltd.	3,300	46,510
	Valor Holdings Co. Ltd.	16,700	292,192
	Valqua Ltd.	2,487	52,321
	Vital KSK Holdings, Inc.	14,400	132,556
	VT Holdings Co. Ltd.	24,900	88,112
	Wacoal Holdings Corp.	9,100	317,608
	Wakachiku Construction Co. Ltd.	3,700	103,457
	Wakita & Co. Ltd.	12,600	155,699
	Warabeya Nichiyo Holdings Co. Ltd.	3,600	55,682
#	Wise Holdings Co. Ltd.	27,600	13,325
	World Co. Ltd.	7,600	141,175
	World Holdings Co. Ltd.	2,400	33,624
	Xebio Holdings Co. Ltd.	9,902	90,334
	Yahagi Construction Co. Ltd.	7,300	74,266
	YAKUODO Holdings Co. Ltd.	2,000	28,419

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
YAMABIKO Corp.	11,300	$169,106
Yamada Holdings Co. Ltd.	87,400	281,671
# Yamae Group Holdings Co. Ltd.	5,000	90,695
Yamagata Bank Ltd.	4,900	44,132
Yamaguchi Financial Group, Inc.	58,328	689,107
Yamaichi Electronics Co. Ltd.	5,600	78,692
Yamanashi Chuo Bank Ltd.	8,400	119,810
Yamashin-Filter Corp.	7,500	27,516
Yamatane Corp.	2,300	72,366
Yamaya Corp.	1,800	36,230
Yamazen Corp.	14,700	144,537
Yashima Denki Co. Ltd.	2,600	30,854
Yellow Hat Ltd.	19,200	182,981
Yokogawa Bridge Holdings Corp.	9,000	164,889
Yokohama Rubber Co. Ltd.	40,300	881,152
Yokorei Co. Ltd.	8,800	52,563
Yondenko Corp.	9,000	84,864
Yondoshi Holdings, Inc.	1,600	19,721
Yorozu Corp.	5,700	40,885
# Yotai Refractories Co. Ltd.	5,200	64,706
Yuasa Trading Co. Ltd.	5,700	174,435
Yurtec Corp.	11,800	152,372
Zacros Corp.	4,700	130,328
Zenrin Co. Ltd.	7,800	65,644
Zeon Corp.	35,400	347,140
Zojirushi Corp.	3,000	28,818

TOTAL JAPAN		118,722,790

KUWAIT — (0.2%)
A’ayan Leasing & Investment Co. KSCP	146,389	77,444
Agility Public Warehousing Co. KSC	368,791	316,727
Al Ahli Bank of Kuwait KSCP	52,684	52,199
Burgan Bank SAK	135,284	99,517
Combined Group Contracting Co. SAK	13,115	27,733
Gulf Bank KSCP	22,252	24,422

		Shares	Value»
KUWAIT — (Continued)
	Gulf Cables & Electrical Industries Group Co. KSCP	6,109	$44,999
	Kuwait International Bank KSCP	285,115	210,753
	Mezzan Holding Co. KSCC	9,575	29,827
*	Warba Bank KSCP	571,722	414,529

TOTAL KUWAIT			1,298,150

LIECHTENSTEIN — (0.1%)
	Liechtensteinische Landesbank AG	3,370	309,412
	VP Bank AG, Class A	966	96,308

TOTAL LIECHTENSTEIN			405,720

LUXEMBOURG — (0.2%)
	Aperam SA	16,434	478,187
Ω	B&S Group SARL	5,237	34,507
Ω	Befesa SA	4,810	146,258
	d’Amico International Shipping SA	33,291	123,468
	RTL Group SA	5,153	211,328
	SES SA	68,341	362,344
	Tenaris SA (TS US), ADR	13,348	444,355

TOTAL LUXEMBOURG			1,800,447

MALAYSIA — (0.5%)
	Able Global Bhd.	27,200	9,583
	Aeon Co. M Bhd.	42,400	14,413
#	AFFIN Bank Bhd.	99,265	60,907
	Ajinomoto Malaysia Bhd.	3,900	12,912
	Alliance Bank Malaysia Bhd.	141,500	143,575
	Allianz Malaysia Bhd.	10,200	43,594
	AME Elite Consortium Bhd.	23,900	8,862
	AMMB Holdings Bhd. (AMM MK)	50,500	60,419
#	Bank Islam Malaysia Bhd.	109,299	62,098
	Batu Kawan Bhd.	15,700	68,865
*	Berjaya Corp. Bhd.	559,724	38,244
	Beshom Holdings Bhd.	16,303	2,730
	CB Industrial Product Holding Bhd.	30,900	7,724
	Coastal Contracts Bhd.	24,400	7,791

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Dayang Enterprise Holdings Bhd.	159,940	$63,850
	Duopharma Biotech Bhd.	74,277	20,815
#	Eastern & Oriental Bhd.	157,000	28,737
	Eco World Development Group Bhd.	128,100	55,860
#	FGV Holdings Bhd.	88,200	22,304
#	Formosa Prosonic Industries Bhd.	22,200	11,580
	Gamuda Bhd.	40,251	39,658
#	Genting Bhd.	317,900	236,007
#	Genting Malaysia Bhd.	367,500	146,160
	Genting Plantations Bhd.	40,500	45,368
	Guan Chong Bhd.	16,400	12,858
	Hap Seng Plantations Holdings Bhd.	23,700	10,607
	Hiap Teck Venture Bhd.	111,300	7,225
#	Hibiscus Petroleum Bhd.	92,680	33,317
	IGB Bhd.	77,974	49,162
#	IJM Corp. Bhd.	446,400	235,122
	IOI Properties Group Bhd.	206,749	87,771
#	JAKS Resources Bhd.	146,300	3,247
	Jaya Tiasa Holdings Bhd.	64,000	16,320
	Kenanga Investment Bank Bhd.	109,500	22,941
	Kerjaya Prospek Group Bhd.	39,895	18,422
	Kretam Holdings Bhd.	95,800	11,086
#*	KSL Holdings Bhd.	31,100	11,222
#	Lagenda Properties Bhd.	36,600	10,019
	LBS Bina Group Bhd.	94,400	10,937
#	Leong Hup International Bhd.	162,900	23,594
	LPI Capital Bhd.	4,500	14,957
#	Magnum Bhd.	93,230	26,913
	Mah Sing Group Bhd.	269,500	73,030
#	Malayan Flour Mills Bhd.	156,450	18,296
#	Malaysia Smelting Corp. Bhd.	40,000	23,015
#	Malaysian Pacific Industries Bhd.	3,900	16,961

		Shares	Value»
MALAYSIA — (Continued)
	Malaysian Resources Corp. Bhd.	243,277	$25,985
	Matrix Concepts Holdings Bhd.	150,187	49,504
	MBSB Bhd.	394,884	65,498
#	Mega First Corp. Bhd.	82,000	75,370
	Mi Technovation Bhd.	28,300	12,225
#	MKH Bhd.	42,400	10,042
	MKH Oil Palm East Kalimantan Bhd.	6,057	871
	MNRB Holdings Bhd.	102,843	48,449
*	Muhibbah Engineering M Bhd.	82,700	11,737
††	Nylex Malaysia Bhd.	1,285	13
	Pantech Group Holdings Bhd.	54,900	9,294
#	Perak Transit Bhd.	88,200	14,619
*	Sapura Energy Bhd.	1,048,700	9,661
	Sarawak Oil Palms Bhd.	68,077	47,708
	Scientex Bhd.	103,400	83,846
	Sime Darby Bhd.	258,400	124,530
#	Sime Darby Property Bhd.	422,900	121,465
	SKP Resources Bhd.	173,700	35,860
	SP Setia Bhd. Group	277,400	70,647
#	Sports Toto Bhd.	35,496	11,323
	Sunway Bhd.	43,500	45,854
#	Syarikat Takaful Malaysia Keluarga Bhd.	43,444	35,886
#	Ta Ann Holdings Bhd.	39,440	36,410
#*	Tropicana Corp. Bhd.	116,928	32,059
#	TSH Resources Bhd.	130,600	33,014
	UEM Sunrise Bhd.	335,500	55,960
#	Unisem M Bhd.	32,200	14,800
	United Malacca Bhd.	15,200	17,787
#	UOA Development Bhd.	187,900	73,288
	Velesto Energy Bhd.	447,600	16,089
	VS Industry Bhd.	372,500	67,894
*	WCT Holdings Bhd.	205,400	31,528
	Yinson Holdings Bhd.	191,126	82,839
	YTL Corp. Bhd.	68,800	30,598

TOTAL MALAYSIA			3,351,731

MEXICO — (0.5%)
	Alfa SAB de CV, Class A	400,171	290,377
#	Alpek SAB de CV	39,241	19,850
Ω	Banco del Bajio SA	79,104	189,829
	Cemex SAB de CV (CEMEXCPO MM)	33,134	20,495

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
#	Cemex SAB de CV (CX US), Sponsored ADR	161,967	$999,336
*	Cia Minera Autlan SAB de CV	16,424	4,791
*	Controladora Alpek SAB de CV	400,171	62,850
*	Controladora AXTEL SAB de CV	346,918	11,287
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	18,600	6,943
	El Puerto de Liverpool SAB de CV, Class C1	13,092	60,291
	GCC SAB de CV	9,779	82,169
	Genomma Lab Internacional SAB de CV, Class B	78,280	91,491
	Gentera SAB de CV	133,929	233,499
	Grupo Comercial Chedraui SA de CV	21,778	140,682
	Grupo Herdez SAB de CV	9,591	27,339
	Grupo Industrial Saltillo SAB de CV	37,531	34,449
	Grupo Televisa SAB (TLEVICPO MM)	209,858	76,407
#*Ω	Grupo Traxion SAB de CV	28,600	24,020
*	Industrias CH SAB de CV	34,322	308,033
	La Comer SAB de CV	77,002	144,144
	Megacable Holdings SAB de CV	63,266	153,886
*Ω	Nemak SAB de CV	144,062	21,010
*	Ollamani SAB	7,281	17,480
	Orbia Advance Corp. SAB de CV	51,626	34,855
	Organizacion Cultiba SAB de CV	58,298	33,295
*	Organizacion Soriana SAB de CV, Class B	12,168	16,133
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	18,174	203,356
	Regional SAB de CV	20,696	145,533

		Shares	Value»
MEXICO — (Continued)
*	Vista Energy SAB de CV (VIST US), ADR	5,814	$262,618
*	Vitro SAB de CV	19,893	6,954

TOTAL MEXICO			3,723,402

NETHERLANDS — (2.8%)
	Aalberts NV	16,429	545,552
Ω	ABN AMRO Bank NV	112,128	2,323,611
	Acomo NV	5,335	131,120
	Aegon Ltd. (AGN NA)	17,511	112,630
*	AFC Ajax NV	763	8,661
	AMG Critical Materials NV	3,391	60,439
	Ariston Holding NV	5,498	24,792
	ASR Nederland NV	41,960	2,647,627
	Brembo NV	22,470	210,110
	Brunel International NV	3,954	41,711
	Cementir Holding NV	12,612	206,781
	Corbion NV	7,342	157,012
	COSMO Pharmaceuticals NV	829	48,077
	Flow Traders Ltd.	5,735	169,806
	ForFarmers NV	14,165	67,599
	Fugro NV	34,004	398,786
	HAL Trust	6,760	889,585
*	Havas NV	175,700	292,287
	Iveco Group NV	53,448	853,884
	JDE Peet’s NV	23,344	565,133
Ω	Just Eat Takeaway.com NV (JET LN)	9,105	198,453
*Ω	Just Eat Takeaway.com NV (TKWY NA)	15,651	342,524
	Koninklijke BAM Groep NV	82,068	555,912
	Koninklijke Heijmans NV	8,210	420,508
	Koninklijke Vopak NV	17,924	741,169
	MFE-MediaForEurope NV (MFEA IM), Class A	53,594	194,936
	MFE-MediaForEurope NV (MFEB IM), Class B	17,260	84,001
	NN Group NV	53,635	3,288,919
	Pepco Group NV	7,716	36,513
	Qiagen NV	22,945	980,899
	Randstad NV	14,090	565,568
	RHI Magnesita NV	1,599	66,784
	SBM Offshore NV	48,024	1,009,660

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
Ω	Signify NV	22,356	$463,419
	Sligro Food Group NV	2,681	36,215
	Technip Energies NV	25,917	884,395
	TKH Group NV	4,294	169,657
	Van Lanschot Kempen NV	10,130	591,465

TOTAL NETHERLANDS			20,386,200

NEW ZEALAND — (0.2%)
	Air New Zealand Ltd.	465,056	160,258
	Channel Infrastructure NZ Ltd.	11,138	12,574
	Chorus Ltd. (CNU NZ)	17,563	82,832
*	Fletcher Building Ltd. (FBU NZ)	125,787	229,025
	Genesis Energy Ltd.	102,364	133,762
#	NZME Ltd. (NZM AU)	28,793	17,870
*	Oceania Healthcare Ltd.	154,673	59,814
*	Ryman Healthcare Ltd.	149,877	196,586
	Sanford Ltd.	17,604	47,888
	SKY Network Television Ltd.	32,394	47,468
	SKYCITY Entertainment Group Ltd.	172,982	117,445
	Steel & Tube Holdings Ltd.	30,627	13,121
	Summerset Group Holdings Ltd.	33,711	215,725
	TOWER Ltd.	19,158	15,107

TOTAL NEW ZEALAND			1,349,475

NORWAY — (0.4%)
	2020 Bulkers Ltd.	2,841	30,365
*	Akastor ASA	37,863	40,741
	Aker Solutions ASA	41,151	111,688
	AMSC ASA	14,100	36,234
*	Archer Ltd.	6,078	11,961
	Austevoll Seafood ASA	6,807	64,128
Ω	Avance Gas Holding Ltd.	5,803	2,193
	Bonheur ASA	3,074	71,180
#*	BW Energy Ltd.	12,313	32,213
	BW Offshore Ltd.	27,830	76,271
*	Cloudberry Clean Energy ASA	50,244	60,087
	DNO ASA	122,377	139,574
*	DOF Group ASA	1,324	10,383

		Shares	Value»
NORWAY — (Continued)
*Ω	Elkem ASA	50,635	$89,071
*	Endur ASA	3,678	29,394
#	FLEX LNG Ltd. (FLNG NO)	4,605	111,100
#*	FLEX LNG Ltd. (FLNG US)	1,128	26,609
	Golden Ocean Group Ltd.	13,161	101,468
#	Grieg Seafood ASA	9,174	57,887
*	Hexagon Composites ASA	14,922	26,908
#	Hoegh Autoliners ASA	19,525	157,148
Ω	Klaveness Combination Carriers ASA	5,622	32,641
#*	Kongsberg Automotive ASA	156,129	20,287
*	LINK Mobility Group Holding ASA	69,094	162,704
	Morrow Bank ASA	17,065	16,476
	MPC Container Ships ASA	65,867	97,401
	Odfjell Drilling Ltd.	30,393	158,204
	Odfjell SE, Class A	8,358	78,860
	Odfjell Technology Ltd.	4,141	16,478
*	OKEA ASA	6,978	10,990
#Ω	Okeanis Eco Tankers Corp.	158	3,695
	Panoro Energy ASA	18,567	40,586
	Pareto Bank ASA	11,899	84,461
	Pexip Holding ASA	15,497	58,903
	Rogaland Sparebank	3,712	45,994
*Ω	Scatec ASA	13,746	104,905
	Sea1 offshore, Inc.	8,429	15,945
	Selvaag Bolig ASA	10,789	36,214
*Ω	Shelf Drilling Ltd.	18,087	8,197
#††	Solstad Maritime Holding AS	11,109	8,009
	Sparebank 1 Oestlandet	7,902	131,597
	SpareBank 1 Sor-Norge ASA	8,113	129,466
	Sparebanken More	9,555	91,842
	Stolt-Nielsen Ltd.	6,022	135,206
	TGS ASA	10,745	80,137
	Wilh Wilhelmsen Holding ASA, Class A	2,782	103,674

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Wilh Wilhelmsen Holding ASA, Class B	1,108	$40,253

TOTAL NORWAY			2,999,728

PHILIPPINES — (0.1%)
*	8990 Holdings, Inc.	158,000	24,815
	Alliance Global Group, Inc.	143,900	15,788
*	Atlas Consolidated Mining & Development Corp.	95,100	7,320
	Bloomberry Resorts Corp.	579,000	35,368
	China Banking Corp.	134,000	218,304
	Converge Information & Communications Technology Solutions, Inc.	98,600	33,686
	DMCI Holdings, Inc.	178,300	33,856
	DoubleDragon Corp.	56,800	9,910
	First Philippine Holdings Corp.	35,390	37,052
	Globe Telecom, Inc.	1,075	37,357
	GT Capital Holdings, Inc.	7,355	64,455
	JG Summit Holdings, Inc.	50,200	15,254
	LT Group, Inc.	216,500	46,076
	Megaworld Corp.	1,007,000	32,145
	Metropolitan Bank & Trust Co.	25,710	35,419
	Petron Corp.	425,100	17,879
	Philcomsat Holdings Corp.	10,942	20,955
	Philippine National Bank	15,800	13,583
*††	Phoenix Petroleum Philippines, Inc.	68,700	959
	Puregold Price Club, Inc.	114,200	65,285
	RFM Corp.	131,000	9,769
	Rizal Commercial Banking Corp.	59,520	27,868
	Robinsons Land Corp.	155,731	32,571
	Robinsons Retail Holdings, Inc.	16,900	11,856
	San Miguel Corp.	22,540	31,681
	Security Bank Corp.	19,090	22,714
	Semirara Mining & Power Corp.	49,100	29,896

		Shares	Value»
PHILIPPINES — (Continued)
*	Top Frontier Investment Holdings, Inc.	3,550	$3,493
	Universal Robina Corp.	56,490	83,683
	Wilcon Depot, Inc.	91,500	11,174

TOTAL PHILIPPINES			1,030,171

POLAND — (0.3%)
	AB SA	2,231	60,210
	Alior Bank SA	16,093	436,085
	Amica SA	1,011	16,613
	Arctic Paper SA	3,286	13,332
	ASBISc Enterprises PLC	6,848	47,297
	Asseco Poland SA	2,196	90,678
	Bank Handlowy w Warszawie SA	4,848	151,206
*	Bank Millennium SA	30,021	116,133
*	Bank Ochrony Srodowiska SA	9,806	29,009
*	Cognor Holding SA	27,036	53,055
*	Cyfrowy Polsat SA	25,886	126,954
	Develia SA	100,947	200,048
*	Echo Investment SA	21,847	26,726
*	Enea SA	47,976	181,572
*	Fabryki Mebli Forte SA	2,722	18,845
*	Grupa Azoty SA	6,016	33,010
	Inter Cars SA	983	148,477
	Lubelski Wegiel Bogdanka SA	3,428	19,772
	Mirbud SA	6,182	23,195
*	PGE Polska Grupa Energetyczna SA	120,794	263,828
*	PKP Cargo SA	7,789	32,848
*	Tauron Polska Energia SA	191,826	301,057
	Torpol SA	2,282	23,943
	VRG SA	30,608	30,014
	Warsaw Stock Exchange	2,325	29,523
	Wawel SA	24	3,976

TOTAL POLAND			2,477,406

PORTUGAL — (0.4%)
#	Altri SGPS SA	21,181	145,749
	Banco Comercial Portugues SA, Class R	2,391,538	1,529,624
	Corticeira Amorim SGPS SA	10,838	93,624

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
PORTUGAL — (Continued)
Galp Energia SGPS SA	16,728	$259,180
Ibersol SGPS SA	4,207	44,344
# Navigator Co. SA	59,410	225,459
NOS SGPS SA	45,734	190,867
Semapa-Sociedade de Investimento e Gestao	3,214	60,242
Sonae SGPS SA	282,551	358,821

TOTAL PORTUGAL		2,907,910

QATAR — (0.2%)
Aamal Co.	303,573	69,235
Al Khaleej Takaful Group QSC	19,241	12,637
Baladna	122,538	40,816
Barwa Real Estate Co.	475,258	365,726
Commercial Bank PSQC	139,112	164,469
Doha Bank QPSC	508,944	330,043
Doha Insurance Co. QSC	77,894	52,902
Gulf International Services QSC	37,959	32,150
Gulf Warehousing Co.	88,650	71,729
Lesha Bank LLC	82,242	31,284
* Mazaya Real Estate Development QPSC	132,516	21,824
Medicare Group	23,273	29,244
Qatar Aluminum Manufacturing Co.	65,130	22,954
Qatar Industrial Manufacturing Co. QSC	45,582	31,522
Qatar Insurance Co. SAQ	218,969	117,071
Qatar National Cement Co. QSC	53,035	49,972
Salam International Investment Ltd. QSC	386,377	70,082
United Development Co. QSC	778,832	220,793

TOTAL QATAR		1,734,453

RUSSIA — (0.0%)
*†† Lenta International Co. PJSC, GDR	3,874	0

		Shares	Value»
RUSSIA — (Continued)
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	22,423	$0
*††	RusHydro PJSC (RSHYY US), ADR	154,685	0
*††	VTB Bank PJSC (VTBR LI), GDR	176,858	0

SAUDI ARABIA — (0.9%)
*	Advanced Petrochemical Co.	15,624	125,453
	Al Babtain Power & Telecommunication Co.	12,025	152,191
	Al Hammadi Holding	7,000	74,888
*	Al Hassan Ghazi Ibrahim Shaker Co.	8,960	73,642
	Al Jouf Agricultural Development Co.	1,477	18,687
*	Al Jouf Cement Co.	19,081	50,240
*	Al Khaleej Training & Education Co.	6,855	51,091
	Al Yamamah Steel Industries Co.	2,314	21,515
	Alaseel Co.	16,438	17,642
	Al-Etihad Cooperative Insurance Co.	6,087	24,643
	AlJazira Takaful Ta’awuni Co.	10,659	39,860
*	Allianz Saudi Fransi Cooperative Insurance Co.	5,158	23,654
	Almarai Co. JSC	1,937	27,285
*	Alujain Corp.	3,985	39,975
*	Anaam International Holding Group Co.	2,278	10,724
	Arab National Bank	46,978	269,463
	Arabian Cement Co.	5,349	36,249
	Arabian Drilling Co.	357	8,228
*	Arabian Shield Cooperative Insurance Co.	4,080	19,216
	Arriyadh Development Co.	13,704	125,367
*	ARTEX Industrial Investment Co.	8,897	31,667
	Ataa Educational Co.	1,290	22,870
*	BAAN Holding Group Co.	40,855	23,698
*	Bank Al-Jazira	116,971	421,632
	Banque Saudi Fransi	13,823	67,710
*	Batic Investments & Logistic Co.	36,189	22,384
	Bawan Co.	2,144	31,530

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Chubb Arabia Cooperative Insurance Co.	1,651	$18,508
	City Cement Co.	14,087	76,084
	Co. for Cooperative Insurance	898	33,291
*	Dar Al Arkan Real Estate Development Co.	166,461	972,141
	Eastern Province Cement Co.	4,731	42,397
*	Emaar Economic City	9,983	40,507
	Etihad Etisalat Co.	2,405	40,289
*	Fitaihi Holding Group	15,542	16,678
	Gulf Insurance Group	6,993	48,324
	L’Azurde Co. for Jewelry	8,557	30,110
*	Malath Cooperative Insurance Co.	2,553	9,461
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	10,737	64,177
*	Middle East Healthcare Co.	1,322	24,544
*	Middle East Paper Co.	3,374	25,143
*	Middle East Specialized Cables Co.	6,218	58,843
	Mobile Telecommunications Co. Saudi Arabia	52,792	179,660
*	Najran Cement Co.	24,476	55,252
*	National Agriculture Development Co.	15,118	89,722
	National Co. for Glass Industries	5,492	66,568
*	National Gypsum	2,077	11,418
*	National Industrialization Co.	4,675	11,517
	Northern Region Cement Co.	35,051	80,788
	Qassim Cement Co.	5,254	73,980
*	Rabigh Refining & Petrochemical Co.	48,507	92,104
	Sahara International Petrochemical Co.	22,374	113,415
	Saudi Aramco Base Oil Co.	5,015	132,849
	Saudi Automotive Services Co.	2,062	36,335
	Saudi Cement Co.	7,552	92,686

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Ceramic Co.	7,838	$58,876
*	Saudi Chemical Co. Holding	136,990	309,982
	Saudi Industrial Investment Group	8,017	32,336
	Saudi Investment Bank	59,760	240,094
*	Saudi Kayan Petrochemical Co.	92,582	142,443
*	Saudi Marketing Co.	7,095	38,776
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,469	57,575
*	Saudi Printing & Packaging Co.	7,870	25,677
*	Saudi Public Transport Co.	15,796	69,260
*	Saudi Reinsurance Co.	14,082	185,842
	Saudi Steel Pipe Co.	2,289	33,753
*	Savola Group	14,657	122,455
*	Seera Group Holding	45,531	297,227
*	Sinad Holding Co.	15,976	50,021
	Southern Province Cement Co.	3,131	25,931
	Sustained Infrastructure Holding Co.	13,171	104,230
	Tabuk Cement Co.	16,107	53,049
	Tanmiah Food Co.	688	19,464
*	Umm Al-Qura Cement Co.	8,146	39,086
	United International Transportation Co.	7,431	146,443
	United Wire Factories Co.	1,607	10,716
*	Walaa Cooperative Insurance Co.	11,896	60,318
	Yamama Cement Co.	27,139	263,334
	Yanbu Cement Co.	20,195	117,491
	Zahrat Al Waha For Trading Co.	2,122	17,010

TOTAL SAUDI ARABIA			6,889,684

SINGAPORE — (0.7%)
*	AEM Holdings Ltd.	49,600	44,921
*	AustAsia Group Ltd.	32,320	6,668
Ω	BOC Aviation Ltd.	44,800	335,748
	BRC Asia Ltd.	17,700	43,089
	Bukit Sembawang Estates Ltd.	32,900	89,172
Ω	BW LPG Ltd.	25,951	260,692

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	China Aviation Oil Singapore Corp. Ltd.	94,800	$61,714
	China XLX Fertiliser Ltd.	112,000	64,459
	City Developments Ltd.	99,300	378,089
*	COSCO Shipping International Singapore Co. Ltd.	195,200	18,691
	CSE Global Ltd.	147,098	47,153
	Delfi Ltd.	26,800	14,794
*††	Ezion Holdings Ltd.	1,083,800	0
#*†† Ezra Holdings Ltd.		468,200	0
	Far East Orchard Ltd.	64,355	50,184
	First Resources Ltd.	123,200	142,540
	Frasers Property Ltd.	71,200	44,466
	Frencken Group Ltd.	48,000	37,286
#	Genting Singapore Ltd.	399,900	226,770
	Geo Energy Resources Ltd.	59,900	16,312
	Golden Agri-Resources Ltd.	1,767,100	324,832
	GuocoLand Ltd.	68,600	74,057
	Ho Bee Land Ltd.	50,700	69,857
	Hong Fok Corp. Ltd.	106,790	60,084
	Hong Leong Asia Ltd.	61,800	51,680
	Hongkong Land Holdings Ltd.	47,400	231,976
	Hotel Grand Central Ltd.	35,281	18,761
	Hutchison Port Holdings Trust	1,140,600	169,802
*††	Hyflux Ltd.	124,600	0
	Indofood Agri Resources Ltd.	57,000	13,735
	ISDN Holdings Ltd.	969	234
	Kenon Holdings Ltd.	3,347	103,057
	Mandarin Oriental International Ltd.	67,600	121,849
	Marco Polo Marine Ltd.	1,031,800	33,287
	Mewah International, Inc.	86,100	16,010
*††	Midas Holdings Ltd.	343,400	0
	Nanofilm Technologies International Ltd.	51,300	20,657
	Netlink NBN Trust	362,700	254,009
	Olam Group Ltd.	147,620	109,273
	OUE Ltd.	54,100	38,935
*	Oxley Holdings Ltd.	261,197	13,534
	QAF Ltd.	53,800	34,407

		Shares	Value»
SINGAPORE — (Continued)
*	Rex International Holding Ltd.	130,100	$11,873
*	Seatrium Ltd.	25,300	37,154
	SIA Engineering Co. Ltd.	7,300	12,522
	SIIC Environment Holdings Ltd. (807 HK)	64,000	7,924
	SIIC Environment Holdings Ltd. (SIIC SP)	349,300	43,172
	Singapore Land Group Ltd.	50,200	76,988
	Straits Trading Co. Ltd.	21,500	23,561
*††	Swiber Holdings Ltd.	92,600	0
	Tai Sin Electric Ltd.	34,116	10,479
	Tiong Woon Corp. Holding Ltd.	30,600	13,621
	Tuan Sing Holdings Ltd.	218,027	41,724
	UOB-Kay Hian Holdings Ltd.	104,602	144,397
	UOL Group Ltd.	99,200	438,829
	Venture Corp. Ltd.	22,100	196,182
	Wee Hur Holdings Ltd.	122,400	49,170
	Wing Tai Holdings Ltd.	107,000	95,836

TOTAL SINGAPORE			4,846,216

SOUTH AFRICA — (0.8%)
	Adcock Ingram Holdings Ltd.	5,338	14,093
	AECI Ltd.	1,394	7,692
	African Rainbow Minerals Ltd.	17,035	142,830
	Altron Ltd., Class A	34,495	37,737
	Aspen Pharmacare Holdings Ltd.	43,111	283,088
	Astral Foods Ltd.	2,971	27,629
	Barloworld Ltd.	34,363	200,156
	Curro Holdings Ltd.	38,676	18,589
	DataTec Ltd.	70,998	220,974
	DRDGOLD Ltd. (DRD US), Sponsored ADR	4,333	64,562
	Exxaro Resources Ltd.	15,190	124,358
	Foschini Group Ltd.	53,808	374,891
	Grindrod Ltd.	132,590	82,741

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	38,339	$609,973
	Hudaco Industries Ltd.	3,075	30,935
*	Impala Platinum Holdings Ltd.	83,121	494,331
	Invicta Holdings Ltd.	8,097	14,062
*	KAP Ltd.	422,815	63,294
	Lewis Group Ltd.	12,017	44,171
	Life Healthcare Group Holdings Ltd.	132,497	104,382
	Momentum Group Ltd.	241,665	442,305
	Motus Holdings Ltd.	23,757	111,283
	Mpact Ltd.	23,171	33,663
	Netcare Ltd.	133,954	98,427
	Northam Platinum Holdings Ltd.	37,759	253,445
*	Nutun Ltd.	105,237	10,465
	Oceana Group Ltd.	15,360	48,590
	Old Mutual Ltd. (OMU SJ)	968,120	590,711
	Omnia Holdings Ltd.	29,209	107,642
Ω	Pepkor Holdings Ltd.	80,263	116,190
	PPC Ltd.	380,330	95,153
	Raubex Group Ltd.	28,364	67,297
	RCL Foods Ltd.	33,526	17,136
	Reunert Ltd.	18,590	61,894
	Sappi Ltd.	86,382	161,973
*	Sasol Ltd. (SOL SJ)	70,569	243,750
*	Sibanye Stillwater Ltd. (SBSW US), ADR	33,192	154,343
*	Sibanye Stillwater Ltd. (SSW SJ)	28,613	32,690
	Southern Sun Ltd.	161,714	71,852
*	SPAR Group Ltd.	2,912	17,944
#	Super Group Ltd.	54,652	84,888
*	Telkom SA SOC Ltd.	62,873	133,180
	Thungela Resources Ltd. (TGA SJ)	2,079	10,343
	Tsogo Sun Ltd.	44,083	19,587
	We Buy Cars Holdings Ltd.	34,389	79,817

TOTAL SOUTH AFRICA			6,025,056

SOUTH KOREA — (2.8%)
	ABOV Semiconductor Co. Ltd.	1,770	12,530
	Advanced Process Systems Corp.	1,767	21,181
	Aekyung Chemical Co. Ltd.	2,784	22,438

		Shares	Value»
SOUTH KOREA — (Continued)
	Aekyung Industrial Co. Ltd.	869	$8,319
*	Air Busan Co. Ltd.	7,825	11,295
	AJ Networks Co. Ltd.	5,387	14,047
	Ajin Industrial Co. Ltd.	10,506	21,812
	AK Holdings, Inc.	849	6,436
*	ALUKO Co. Ltd.	7,369	10,987
*	Ananti, Inc.	9,044	43,038
	Asia Cement Co. Ltd.	3,780	29,248
	ASIA Holdings Co. Ltd.	317	58,175
	Asia Paper Manufacturing Co. Ltd.	5,170	25,129
	Avaco Co. Ltd.	2,188	20,229
	Avatec Co. Ltd.	1,523	8,711
	Baiksan Co. Ltd.	1,801	18,012
	BGF retail Co. Ltd.	1,089	82,291
	BH Co. Ltd.	3,588	31,086
*	Binex Co. Ltd.	2,177	23,770
	Binggrae Co. Ltd.	782	51,970
	BIT Computer Co. Ltd.	4,816	17,965
*	BNC Korea Co. Ltd.	11,690	34,166
	BNK Financial Group, Inc.	48,165	351,076
	Bookook Securities Co. Ltd.	475	9,168
	Boryung	6,086	36,248
	BYC Co. Ltd.	480	9,568
	Byucksan Corp.	5,851	10,065
	C&G Hi Tech Co. Ltd.	996	9,146
*	Cafe24 Corp.	1,506	63,512
	Cheil Worldwide, Inc..	8,716	113,757
	Chemtronics Co. Ltd.	1,536	24,027
*	ChinHung International, Inc.	10,381	5,669
	Chong Kun Dang Pharmaceutical Corp.	1,081	61,887
*	Chorokbaem Media Co. Ltd.	3,908	13,512
*	CJ CGV Co. Ltd.	7,678	26,252
	CJ Corp.	2,180	190,562
*	CJ ENM Co. Ltd.	2,415	105,040
	CJ Logistics Corp.	1,398	81,554
*	CJ Seafood Corp.	2,153	4,760
	CLIO Cosmetics Co. Ltd.	1,640	20,792
*	CMG Pharmaceutical Co. Ltd.	13,602	23,610
*	Com2uS Holdings Corp.	1,084	15,155

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Cosmecca Korea Co. Ltd.	429	$13,046
	Coway Co. Ltd.	8,915	548,901
	Cowintech Co. Ltd.	1,119	10,175
	CS Wind Corp.	2,920	79,710
*	Cube Entertainment, Inc.	941	13,014
	Cuckoo Homesys Co. Ltd.	1,161	18,602
	D.I Corp.	2,380	23,485
*	Daea TI Co. Ltd.	5,763	16,560
*	Daechang Co. Ltd.	18,702	17,248
	Daedong Corp.	2,582	18,686
	Daeduck Electronics Co. Ltd.	5,657	55,533
*	Dae-Il Corp.	6,373	21,046
	Daesang Corp.	3,347	56,256
	Daesang Holdings Co. Ltd.	3,109	23,292
	Daewon Pharmaceutical Co. Ltd.	3,345	32,462
*	Daewoo Engineering & Construction Co. Ltd.	28,171	70,285
	Daewoong Co. Ltd.	2,067	29,501
	Daewoong Pharmaceutical Co. Ltd.	285	27,695
	Daishin Securities Co. Ltd.	6,759	85,131
	Daol Investment & Securities Co. Ltd.	7,941	18,933
*	Dawonsys Co. Ltd.	6,006	36,465
	DB HiTek Co. Ltd.	4,535	122,595
	DB Insurance Co. Ltd.	8,867	571,259
	DB Securities Co. Ltd.	6,876	30,750
	Dentium Co. Ltd.	1,251	64,211
	DI Dong Il Corp.	2,657	77,296
*	DIO Corp.	1,572	21,524
*	DK Tech Co. Ltd.	3,048	15,351
	DL Holdings Co. Ltd.	2,393	54,696
	DMS Co. Ltd.	2,630	11,712
	DN Automotive Corp.	3,206	46,427
	Dong-A Socio Holdings Co. Ltd.	538	39,096
	Dong-A ST Co. Ltd.	1,270	42,975
	Dongbang Transport Logistics Co. Ltd.	12,138	20,342
#	Dongjin Semichem Co. Ltd.	5,245	107,394

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongkoo Bio & Pharma Co. Ltd.	3,053	$11,635
	DongKook Pharmaceutical Co. Ltd.	5,523	59,001
	Dongkuk Holdings Co. Ltd.	4,364	22,113
	Dongkuk Industries Co. Ltd.	6,108	16,055
	Dongkuk Steel Mill Co. Ltd.	7,529	48,565
	Dongsuh Cos., Inc.	4,204	76,995
	Dongsung Chemical Co. Ltd.	6,423	18,592
*	Dongwha Enterprise Co. Ltd.	1,649	9,857
	Dongwha Pharm Co. Ltd.	2,421	10,699
	Dongwon F&B Co. Ltd.	1,387	35,962
	Dongwon Systems Corp.	342	7,861
	Doosan Bobcat, Inc.	8,043	276,523
	Doosan Co. Ltd.	263	55,947
	Doosan Tesna, Inc.	1,849	32,831
*	Duksan Techopia Co. Ltd.	716	11,228
	Duksung Co. Ltd.	3,494	15,388
	Easy Holdings Co. Ltd.	12,035	29,055
	Echo Marketing, Inc.	4,758	27,789
	Ecoplastic Corp.	7,240	15,181
	E-MART, Inc.	3,621	232,951
	ENF Technology Co. Ltd.	1,609	27,952
	Eugene Investment & Securities Co. Ltd.	6,140	11,967
*	EV Advanced Material Co. Ltd.	8,014	8,126
*	Exem Co. Ltd.	7,324	11,100
	F&F Co. Ltd.	1,043	51,788
	F&F Holdings Co. Ltd.	817	7,269
*	Fine M-Tec Co. Ltd.	2,436	9,060
*	Foosung Co. Ltd.	7,356	22,684
	Galaxia Moneytree Co. Ltd.	2,769	16,288
*	GC Cell Corp.	1,925	27,918
*	Genexine, Inc.	1,018	3,282
	Global Standard Technology Co. Ltd.	1,282	15,471
*	GnBS eco Co. Ltd.	4,039	9,946
	GnCenergy Co. Ltd.	3,838	61,446

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	GOLFZON Co. Ltd.	834	$38,463
	Green Chemical Co. Ltd.	1,815	10,230
	Green Cross Corp.	662	57,767
	Green Cross Holdings Corp.	3,265	32,137
	GS Engineering & Construction Corp.	13,682	175,881
	GS Global Corp.	6,794	12,254
	GS Holdings Corp. (078930 KS)	5,217	141,856
*	GS P&L Co. Ltd.	1,151	17,127
	GS Retail Co. Ltd.	4,854	50,516
	HAESUNG DS Co. Ltd.	1,626	26,428
	Han Kuk Carbon Co. Ltd.	5,432	74,239
	Hancom, Inc.	2,875	43,279
	Handsome Co. Ltd.	912	9,921
	Hanil Cement Co. Ltd.	3,382	42,658
	Hanil Holdings Co. Ltd.	1,102	11,480
	Hanil Hyundai Cement Co. Ltd.	847	9,387
	Hanjin Transportation Co. Ltd.	1,377	18,555
	HanmiGlobal Co. Ltd.	1,348	15,219
	Hannong Chemicals, Inc.	950	9,972
*	Hanon Systems	21,138	52,970
	Hansae Co. Ltd.	1,624	12,753
	Hansol Chemical Co. Ltd.	1,224	99,739
*	Hansol IONES Co. Ltd.	1,526	8,295
	Hanwha Corp.	6,434	218,221
*	Hanwha Galleria Corp.	17,598	14,799
	Hanwha General Insurance Co. Ltd.	12,669	36,322
*	Hanwha Investment & Securities Co. Ltd.	30,496	73,749
*	Hanwha Life Insurance Co. Ltd.	35,312	65,870
*	Hanyang Digitech Co. Ltd.	960	6,583
	Hanyang Securities Co. Ltd.	2,469	23,243
*	Harim Co. Ltd.	8,073	17,371
	Harim Holdings Co. Ltd.	7,644	32,140
	HB SOLUTION Co. Ltd.	14,867	25,457

		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Co. Ltd.	6,975	$385,753
	HD Hyundai Construction Equipment Co. Ltd.	2,387	113,668
	HD Hyundai Infracore Co. Ltd.	23,557	136,852
	HDC Holdings Co. Ltd.	3,891	52,601
	HDC Hyundai Development Co-Engineering & Construction	7,070	123,702
*	HD-Hyundai Marine Engine	2,969	77,236
	High Tech Pharm Co. Ltd.	1,055	9,869
	Hite Jinro Co. Ltd.	5,909	80,351
*	HJ Shipbuilding & Construction Co. Ltd.	2,272	12,568
	HK inno N Corp.	1,970	55,855
	HL Holdings Corp.	1,220	31,412
	HL Mando Co. Ltd.	5,373	140,980
	Home Center Holdings Co. Ltd.	14,297	8,376
*	Hotel Shilla Co. Ltd.	853	26,351
	HS Hyosung Advanced Materials Corp.	394	49,277
*	HS Hyosung Corp.	139	3,997
	HS Industries Co. Ltd.	7,829	25,839
	Huons Co. Ltd.	603	10,739
	Huvitz Co. Ltd.	1,199	6,316
	Hwa Shin Co. Ltd.	3,952	21,911
	Hwaseung Enterprise Co. Ltd.	3,601	19,652
	Hyosung Corp.	1,079	40,284
	Hyosung Heavy Industries Corp.	158	54,648
	Hyosung TNC Corp.	314	52,526
	Hyundai Bioland Co. Ltd.	2,562	7,782
	Hyundai BNG Steel Co. Ltd.	2,003	17,192
	Hyundai Department Store Co. Ltd.	2,152	90,400
	Hyundai Elevator Co. Ltd.	1,471	76,369
	HYUNDAI EVERDIGM Corp.	3,603	21,705
	Hyundai Ezwel Co. Ltd.	2,072	7,727

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Glovis Co. Ltd.	5,334	$427,690
	Hyundai Green Food	3,218	35,224
*	Hyundai Marine & Fire Insurance Co. Ltd.	1,920	30,042
	Hyundai Motor Securities Co. Ltd.	3,548	16,310
	Hyundai Pharmaceutical Co. Ltd.	3,392	8,076
	Hyundai Steel Co.	13,805	237,658
#	Hyundai Wia Corp.	2,807	84,480
	HyVision System, Inc.	2,537	28,297
	Iljin Electric Co. Ltd.	2,479	44,053
	Iljin Holdings Co. Ltd.	6,410	17,226
	iM Financial Group Co. Ltd.	19,752	142,814
	InBody Co. Ltd.	2,711	46,053
	Incross Co. Ltd.	1,224	6,266
	Innocean Worldwide, Inc.	3,148	40,347
	Innox Advanced Materials Co. Ltd.	1,715	27,538
*	Interflex Co. Ltd.	3,002	17,662
	Inzi Controls Co. Ltd.	1,401	5,804
	IS Dongseo Co. Ltd.	2,758	35,185
	i-SENS, Inc.	2,742	31,607
*	ITEK, Inc.	2,437	9,916
*	Jahwa Electronics Co. Ltd.	1,599	13,402
	JB Financial Group Co. Ltd.	21,369	256,749
*	Jeju Air Co. Ltd.	2,131	10,043
	Jinsung T.E.C	2,323	14,736
	JLS Co. Ltd.	1,761	7,207
*	JoyCity Corp.	6,422	7,411
	Jungdawn Co. Ltd.	5,533	10,685
	JVM Co. Ltd.	697	11,362
	JW Life Science Corp.	891	7,203
	K Ensol Co. Ltd.	1,551	12,677
*	Kakao Games Corp.	7,606	75,957
*††	Kanglim Co. Ltd.	3,180	2,537
	Kangnam Jevisco Co. Ltd.	2,086	17,419
	KC Tech Co. Ltd.	1,618	29,820
	KCC Glass Corp.	1,820	40,988
	KCTC	3,235	8,715
*	KEC Corp.	17,780	9,171
	KEPCO Plant Service & Engineering Co. Ltd.	2,257	69,724
	KG Dongbusteel	4,741	19,760

		Shares	Value»
SOUTH KOREA — (Continued)
	KG Eco Solution Co. Ltd.	2,758	$10,687
*	KG Mobility Co.	10,255	23,518
	KISWIRE Ltd.	914	11,126
	KIWOOM Securities Co. Ltd.	2,898	278,670
*	KNJ Co. Ltd.	1,623	18,045
	Kolmar Korea Co. Ltd.	692	36,982
	Kolon Corp.	1,033	16,965
	Kolon Industries, Inc.	1,397	29,643
*	Korea Circuit Co. Ltd.	2,209	15,763
	Korea Electric Terminal Co. Ltd.	1,169	52,995
	Korea Export Packaging Industrial Co. Ltd.	6,450	12,683
*	Korea Information & Communications Co. Ltd.	4,185	22,777
	Korea Information Certificate Authority, Inc.	4,422	13,667
	Korea Investment Holdings Co. Ltd.	6,779	395,792
*	Korea Line Corp.	23,329	24,961
	Korea Movenex Co. Ltd.	7,905	21,886
	Korea Parts & Fasteners Co. Ltd.	2,367	6,739
	Korea Petrochemical Ind Co. Ltd.	588	34,762
	Korea Petroleum Industries Co.	1,527	13,904
	Korean Air Lines Co. Ltd.	26,184	386,027
	Korean Reinsurance Co.	24,325	138,467
	KTCS Corp.	8,880	17,271
	Kukdong Oil & Chemicals Co. Ltd.	7,243	17,549
	Kumho Petrochemical Co. Ltd.	3,102	259,549
*	Kumho Tire Co., Inc.	21,150	71,586
	Kwang Dong Pharmaceutical Co. Ltd.	5,932	22,875
	Kyung Dong Navien Co. Ltd.	642	32,858
*	LB Semicon, Inc.	7,710	18,210
	Lee Ku Industrial Co. Ltd.	5,991	17,919

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	LG Display Co. Ltd. (034220 KS)	48,814	$289,999
*	LG HelloVision Co. Ltd.	5,198	9,631
	LG Innotek Co. Ltd.	2,258	221,955
	LG Uplus Corp.	36,370	307,093
*	LOT Vacuum Co. Ltd.	1,800	11,082
	Lotte Corp.	4,691	74,418
*	Lotte Data Communication Co.	525	6,944
*	Lotte Energy Materials Corp.	1,950	31,102
*	Lotte Non-Life Insurance Co. Ltd.	17,130	20,756
	Lotte Rental Co. Ltd.	1,787	36,931
	Lotte Shopping Co. Ltd.	1,992	94,527
	Lotte Wellfood Co. Ltd.	414	34,502
	LS Corp.	3,658	338,882
	LS Electric Co. Ltd.	281	40,585
*	LVMC Holdings	16,746	20,571
	LX Hausys Ltd.	1,029	20,879
	LX International Corp.	6,246	116,492
	LX Semicon Co. Ltd.	1,264	48,108
	Maeil Dairies Co. Ltd.	326	8,454
	Mcnex Co. Ltd.	1,098	18,500
	MegaStudyEdu Co. Ltd.	783	26,410
	META BIOMED Co. Ltd.	6,382	20,613
*	Mirae Asset Life Insurance Co. Ltd.	13,834	52,857
	Mirae Asset Securities Co. Ltd.	14,906	123,903
	Misto Holdings Corp.	3,607	93,797
	Miwon Holdings Co. Ltd.	98	5,116
*	Mobase Electronics Co. Ltd.	5,612	5,915
*	MONAYONGPYONG	3,397	10,587
	Motrex Co. Ltd.	2,198	13,258
*	MS Autotech Co. Ltd.	6,134	10,058
	Multicampus Co. Ltd.	168	3,854
	Myoung Shin Industrial Co. Ltd.	4,313	25,352
	Namhae Chemical Corp.	2,446	11,729
	Namuga Co. Ltd.	1,187	10,764
	Namyang Dairy Products Co. Ltd.	660	35,329
*	Nature & Environment Co. Ltd.	33,861	18,036

		Shares	Value»
SOUTH KOREA — (Continued)
	Nature Holdings Co. Ltd.	1,365	$9,653
*	Neowiz	1,377	22,639
*	Nepes Ark Corp.	1,076	7,974
*	Neptune Co.	5,292	27,388
Ω	Netmarble Corp.	5,008	157,531
	New Power Plasma Co. Ltd.	7,873	25,654
	Nexen Tire Corp.	4,155	15,783
	NH Investment & Securities Co. Ltd.	19,257	208,185
	NHN KCP Corp.	2,820	15,281
	NICE Holdings Co. Ltd.	1,259	9,967
	Nong Shim Holdings Co. Ltd.	222	10,481
	NongShim Co. Ltd.	551	156,156
	NOROO Paint & Coatings Co. Ltd.	1,641	9,587
	NOVAREX Co. Ltd.	2,404	17,265
	Novatech Co. Ltd.	993	13,130
	OCI Co. Ltd.	523	20,284
#	OCI Holdings Co. Ltd.	2,440	111,124
	ONEJOON Co. Ltd.	1,256	7,999
	Openbase, Inc.	3,762	6,851
#	Orion Corp.	3,391	293,928
	Otoki Corp.	230	64,780
*	Paik Kwang Industrial Co. Ltd.	5,088	23,322
	Pan Ocean Co. Ltd.	36,466	85,806
	Paradise Co. Ltd.	6,294	54,832
	Partron Co. Ltd.	7,264	35,099
*	PharmGen Science, Inc.	3,111	8,783
*	Philoptics Co. Ltd.	1,672	35,927
*	Polaris AI Pharma Corp.	2,011	8,298
	Pond Group Co. Ltd.	1,568	6,626
	Poongsan Corp.	3,189	133,150
*	Power Logics Co. Ltd.	2,279	7,425
	Protec Co. Ltd.	1,088	18,351
	PSK, Inc.	2,678	33,592
	RFHIC Corp.	2,007	21,813
*	RFTech Co. Ltd.	4,136	10,821
	Rorze Systems Corp.	2,569	26,379
	S-1 Corp.	2,716	121,053
	Sajodaerim Corp.	742	19,861
	Sajodongaone Co. Ltd.	25,293	18,903
	Sam-A Aluminum Co. Ltd.	844	14,940
	Sambo Motors Co. Ltd.	2,461	7,080

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SAMHWA Paints Industrial Co. Ltd.	1,739	$7,340
*	Samil Pharmaceutical Co. Ltd.	2,119	19,492
	Samji Electronics Co. Ltd.	2,577	18,994
	Sammok S-Form Co. Ltd.	803	11,880
	Samsung Engineering Co. Ltd.	14,287	193,180
	Samsung Securities Co. Ltd.	11,474	420,597
	SAMT Co. Ltd.	8,621	16,440
	Samwha Capacitor Co. Ltd.	696	12,152
	Samyang Corp.	813	27,364
	Samyang Packaging Corp.	765	7,283
	Sang-A Frontec Co. Ltd.	964	10,596
*	Sangbo Corp.	4,435	3,415
	Saramin Co. Ltd.	864	9,545
	SD Biosensor, Inc.	7,049	46,607
	SeAH Besteel Holdings Corp.	2,372	29,857
	SeAH Holdings Corp.	197	12,755
	SeAH Steel Corp.	395	49,196
	SeAH Steel Holdings Corp.	440	69,585
	Seegene, Inc.	5,115	94,581
	Segyung Hitech Co. Ltd.	3,961	19,612
	Sejong Industrial Co. Ltd.	2,272	6,728
	Seobu T&D	6,740	27,296
	Seohan Co. Ltd.	5,527	3,292
*	Seojin System Co. Ltd.	3,180	45,596
*	Seoul Semiconductor Co. Ltd.	6,278	29,393
	Seoyon Co. Ltd.	4,111	21,502
	Seoyon E-Hwa Co. Ltd.	2,282	18,919
	SFA Engineering Corp.	2,362	33,727
*	SFA Semicon Co. Ltd.	7,791	16,407
	SGC Energy Co. Ltd.	1,511	24,770
	Shin Heung Energy & Electronics Co. Ltd.	3,055	9,110
	Shindaeyang Paper Co. Ltd.	4,092	24,610
	Shinsegae International, Inc.	3,582	24,728

		Shares	Value»
SOUTH KOREA — (Continued)
	Shinsegae, Inc.	1,278	$141,695
	Showbox Corp.	6,629	15,151
	SIMMTECH Co. Ltd.	4,409	48,957
	SK Discovery Co. Ltd.	1,664	48,699
*	SK Eternix Co. Ltd.	2,737	32,762
	SK Gas Ltd.	499	84,083
*Ω	SK IE Technology Co. Ltd.	1,783	28,089
	SK Networks Co. Ltd.	5,652	16,786
*	SK oceanplant Co. Ltd.	4,477	47,154
	SL Corp.	3,258	75,242
*	SMEC Co. Ltd.	7,905	15,032
	SNT Motiv Co. Ltd.	2,334	45,300
#	S-Oil Corp.	5,682	207,540
	Solid, Inc.	15,909	79,821
	Songwon Industrial Co. Ltd.	2,765	22,223
	Soulbrain Co. Ltd.	520	63,345
	Straffic Co. Ltd.	4,344	12,049
*	Studio Dragon Corp.	667	24,037
	Sung Kwang Bend Co. Ltd.	4,963	95,091
	Sungshin Cement Co. Ltd.	3,983	25,783
	Sungwoo Hitech Co. Ltd.	6,297	24,681
*	SY Co. Ltd.	6,965	18,232
*	Synergy Innovation Co. Ltd.	10,808	21,837
	Systems Technology, Inc.	1,416	19,851
	Tae Kyung Industrial Co. Ltd.	2,320	8,043
*	Taewoong Co. Ltd.	1,335	14,117
*	Taihan Electric Wire Co. Ltd.	2,639	21,620
	TechWing, Inc.	1,004	24,124
	Telechips, Inc.	1,342	12,784
	TES Co. Ltd.	967	13,700
*	Theragen Etex Co. Ltd.	4,269	9,033
	TK Corp.	2,713	40,154
	TKG Huchems Co. Ltd.	3,216	36,365
	TLB Co. Ltd.	1,452	17,529
*	Tongyang Life Insurance Co. Ltd.	9,522	40,940
	Toptec Co. Ltd.	2,617	7,600
	Tovis Co. Ltd.	3,257	36,188
	Tplex Co. Ltd.	3,294	7,396
	TS Corp.	13,340	31,917
	TSE Co. Ltd.	725	20,862

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	TYM Corp.	5,010	$15,824
*	Uni-Chem Co. Ltd.	17,518	20,193
	Unick Corp.	2,540	6,976
	Unid Co. Ltd.	823	50,879
	Union Semiconductor Equipment & Materials Co. Ltd.	3,748	15,617
	Uniquest Corp.	2,472	9,992
	Unitrontech Co. Ltd.	2,852	11,771
	Value Added Technology Co. Ltd.	727	10,381
*††	Vidente Co. Ltd.	7,159	3,138
	Vieworks Co. Ltd.	347	5,991
	Vitzro Tech Co. Ltd.	3,438	18,865
	WiSoL Co. Ltd.	2,664	12,829
	WONIK IPS Co. Ltd.	4,011	63,894
	Wonik Materials Co. Ltd.	1,628	23,130
	Wonik QnC Corp.	2,576	30,789
	Woojin, Inc.	3,122	17,694
*	Wooree Bio Co. Ltd.	4,791	7,642
	Wooshin Systems Co. Ltd.	1,863	8,142
*	Woosu AMS Co. Ltd.	4,857	10,536
	Worldex Industry & Trading Co. Ltd.	1,407	17,289
*	YC Corp.	4,316	29,824
	YG Entertainment, Inc.	1,335	63,027
*	YMT Co. Ltd.	1,177	7,476
	Youngone Holdings Co. Ltd.	1,016	68,394
	Zeus Co. Ltd.	3,837	34,917
	Zinus, Inc.	2,480	30,423

TOTAL SOUTH KOREA			20,317,567

SPAIN — (2.2%)
	Acciona SA	4,228	616,118
	Acerinox SA	46,035	520,255
	ACS Actividades de Construccion y Servicios SA	3,472	217,538
Ω	Aedas Homes SA	2,127	68,645
	Almirall SA	15,322	170,009
	Atresmedia Corp. de Medios de Comunicacion SA	32,384	204,437
	Azkoyen SA	2,368	20,474
	Banco de Sabadell SA	1,583,992	4,621,745
	Bankinter SA	180,414	2,101,631

		Shares	Value»
SPAIN — (Continued)
	Construcciones y Auxiliar de Ferrocarriles SA	5,087	$248,642
	Corp. ACCIONA Energias Renovables SA	7,829	146,349
#	Ebro Foods SA	19,701	384,807
	EDP Renovaveis SA	32,810	307,258
	Elecnor SA	1,606	34,430
	Enagas SA	32,851	512,208
	Ence Energia y Celulosa SA	37,250	120,125
	Ercros SA	34,553	116,951
	Faes Farma SA	34,991	169,903
Ω	Gestamp Automocion SA	25,814	77,110
Ω	Global Dominion Access SA	12,230	40,392
*	Grifols SA	64,328	609,098
	Grupo Catalana Occidente SA	12,282	684,018
	Iberpapel Gestion SA (IBG SM)	3,031	69,973
	Mapfre SA	269,985	961,147
Ω	Neinor Homes SA	8,459	147,250
*	Obrascon Huarte Lain SA	11,137	3,912
	Repsol SA (REP SM)	149,030	1,821,693
*	Solaria Energia y Medio Ambiente SA	6,432	48,481
*Ω	Talgo SA	188	681
	Tubacex SA	30,478	125,692
Ω	Unicaja Banco SA	405,633	773,156

TOTAL SPAIN			15,944,128

SWEDEN — (2.1%)
Ω	AcadeMedia AB	28,678	235,982
	AddLife AB, Class B	27,374	519,478
	AFRY AB	21,068	364,991
Ω	Alimak Group AB	8,408	106,416
	Alleima AB	47,686	374,923
	Alligo AB, Class B	6,978	79,675
Ω	Ambea AB	22,319	269,626
	AQ Group AB	18,310	294,635
	Arise AB	8,680	30,992
	Arjo AB, Class B	47,018	157,513
*	Asmodee Group AB, Class B	33,734	371,701
Ω	Attendo AB	37,257	253,624
	Beijer Alma AB	4,542	94,482
	Bergman & Beving AB	3,715	112,788
	Betsson AB, Class B	31,487	550,678

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	BHG Group AB	51,774	$123,717
	Bilia AB, Class A	19,527	244,388
	Billerud Aktiebolag	57,737	609,243
*Ω	Boozt AB	8,782	76,569
Ω	Bravida Holding AB	37,595	358,236
	Bulten AB	2,101	12,831
	Byggmax Group AB	16,014	79,086
	Catella AB	9,935	30,410
*	Cint Group AB	102,718	77,496
	Cloetta AB, Class B	101,902	296,453
	Coinshares International Ltd.	1,605	12,878
Ω	Coor Service Management Holding AB	12,142	48,906
	Eastnine AB	16,604	77,137
*	Electrolux AB, Class B	28,182	175,938
	Elekta AB, Class B	52,511	267,392
#*	Embracer Group AB	33,734	425,715
*	Enea AB	3,692	25,258
	Fagerhult Group AB	8,823	38,132
	G5 Entertainment AB	1,578	21,283
	Granges AB	50,903	635,811
	Hanza AB	7,820	57,930
*	Humana AB	10,660	45,074
	Husqvarna AB (HUSQB SS), Class B	67,534	314,118
	Instalco AB	31,430	87,140
	Inwido AB	18,001	381,490
	ITAB Shop Concept AB	7,249	19,068
	JM AB	10,038	160,143
	Kabe Group AB, Class B	1,056	27,220
*	Karnov Group AB	18,213	170,949
*	K-fast Holding AB	5,923	7,685
	KNOW IT AB	5,006	74,798
	Lindab International AB	26,759	562,599
	Loomis AB	20,270	843,666
	MEKO AB	14,760	193,803
*	Modern Times Group MTG AB, Class B	19,566	234,424
	NCC AB, Class B	22,628	421,276
	Nederman Holding AB	1,482	25,860
*	Net Insight AB, Class B	90,172	27,301
	New Wave Group AB, Class B	30,204	369,602
	Nolato AB, Class B	47,434	266,508
*	Norion Bank AB	15,589	63,460
*	Norva24 Group AB	1,364	5,110

		Shares	Value»
SWEDEN — (Continued)
	Note AB	2,568	$42,722
*	Orron Energy AB	26,633	13,288
*	Ovzon AB	13,228	34,355
	Peab AB, Class B	54,976	457,295
	Prevas AB, Class B	2,525	25,513
*	Pricer AB, Class B	39,613	24,075
	Proact IT Group AB	6,249	74,754
	Ratos AB, Class B	51,154	174,578
	Rejlers AB	4,772	88,573
	Scandi Standard AB	14,375	130,976
*	Sdiptech AB, Class B	8,461	189,488
*	Sensys Gatso Group AB	2,295	10,108
*Ω	Sinch AB	139,329	323,908
*	Sivers Semiconductors AB	35,338	13,190
	SkiStar AB	13,296	230,275
	SSAB AB (SSABA SS), Class A	33,166	209,570
	SSAB AB (SSABB SS), Class B	116,329	723,088
#*	Stillfront Group AB	104,492	53,573
	Storskogen Group AB, Class B	339,933	447,871
	Synsam AB	21,544	109,618
	Systemair AB	4,846	41,499
*	TF Bank AB	1,362	50,111
	VBG Group AB, Class B	5,465	152,984
*	Vestum AB	17,354	18,602
	Vitrolife AB	377	6,136

TOTAL SWEDEN			15,459,757

SWITZERLAND — (4.9%)
	Adecco Group AG	35,148	914,769
	Allreal Holding AG	4,110	905,597
	ALSO Holding AG	1,597	487,733
#	Arbonia AG	14,421	109,436
*	Aryzta AG	237,385	595,400
	Autoneum Holding AG	1,237	185,390
	Avolta AG	19,397	883,878
	Baloise Holding AG	13,844	3,079,909
	Banque Cantonale de Geneve	625	187,276
	Banque Cantonale Vaudoise	6,965	857,236
	Barry Callebaut AG	122	109,375
	Bell Food Group AG	708	227,791
	Berner Kantonalbank AG	1,473	453,033
	Bucher Industries AG	1,630	704,036
	Bystronic AG	29	8,853
	Calida Holding AG	95	1,829

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Carlo Gavazzi Holding AG	128	$30,166
	Cembra Money Bank AG	7,891	952,513
*	Cicor Technologies Ltd	570	76,864
	Cie Financiere Tradition SA	719	190,137
#	Clariant AG	47,045	526,576
#	Coltene Holding AG	389	29,509
	CPH Group AG	125	10,031
	DKSH Holding AG	8,596	633,262
#*	DocMorris AG	299	8,429
	EDAG Engineering Group AG	1,985	14,805
	EFG International AG	30,301	458,403
	Emmi AG	133	130,828
	Flughafen Zurich AG	4,933	1,243,030
	Forbo Holding AG	220	211,079
Ω	Galenica AG	11,811	1,237,115
*	GAM Holding AG	20,363	2,581
	Helvetia Holding AG	9,919	2,188,107
	Huber & Suhner AG	4,114	362,003
	Hypothekarbank Lenzburg AG	21	102,231
	Implenia AG	3,965	224,250
	Investis Holding SA	877	129,158
	IVF Hartmann Holding AG	80	14,910
	Julius Baer Group Ltd.	47,004	3,048,117
	Jungfraubahn Holding AG	1,508	362,705
*	Komax Holding AG	459	57,105
	Landis & Gyr Group AG	4,057	260,934
	Luzerner Kantonalbank AG	4,501	380,501
Ω	Medmix AG	851	10,648
	Meier Tobler Group AG	1,437	60,427
	Metall Zug AG, Class B	47	58,582
	Mikron Holding AG	2,269	44,056
	Mobimo Holding AG	2,212	854,366
*Ω	Montana Aerospace AG	6,067	121,162
	Naturenergie Holding AG	4,333	170,032
	OC Oerlikon Corp. AG Pfaffikon	36,629	155,385
	Orell Fuessli AG	25	2,967
	Phoenix Mecano AG	199	102,485

		Shares	Value»
SWITZERLAND — (Continued)
*Ω	PolyPeptide Group AG	2,356	$54,591
	Rieter Holding AG	376	32,032
	Sandoz Group AG (SDZ SW)	51,632	2,239,521
	Schweiter Technologies AG	142	65,439
	SFS Group AG	1,096	148,153
	SIG Group AG	55,512	1,070,824
	St. Galler Kantonalbank AG	851	512,651
	Stadler Rail AG	8,814	232,487
	Sulzer AG	2,788	471,897
#	Swatch Group AG (UHR SW)	5,972	1,036,394
	Swatch Group AG (UHRN SW)	13,116	455,847
	Swiss Prime Site AG	17,654	2,489,320
	Tecan Group AG	1,552	302,266
*	Trifork Group AG	781	11,091
	TX Group AG	895	201,346
	u-blox Holding AG	1,589	161,057
	Valiant Holding AG	4,972	732,266
	Vaudoise Assurances Holding SA	279	203,556
	Vetropack Holding AG	3,488	120,478
	Vontobel Holding AG	7,402	534,895
	V-ZUG Holding AG	335	28,210
	Walliser Kantonalbank	1,138	170,882
	Zehnder Group AG	2,702	179,864
	Zug Estates Holding AG, Class B	79	203,044
	Zuger Kantonalbank	35	360,128

TOTAL SWITZERLAND			36,195,239

TAIWAN — (4.4%)
	Aaeon Technology, Inc.	4,000	15,711
#	Ability Enterprise Co. Ltd.	35,000	51,012
	AcBel Polytech, Inc.	69,687	56,150
#	Acer, Inc.	554,000	605,369
*	ACES Electronic Co. Ltd.	19,323	29,134
*	Acon Holding, Inc.	57,415	16,450
	Action Electronics Co. Ltd.	34,000	16,277
	ADATA Technology Co. Ltd.	37,384	97,791
	Advanced International Multitech Co. Ltd.	24,000	51,039

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Advanced Power Electronics Corp.	4,000	$9,271
	Advancetek Enterprise Co. Ltd.	13,000	29,301
*	ALI Corp.	16,200	13,551
	Allmind Holdings Corp.	7,000	10,580
	Alltek Technology Corp.	32,000	38,569
	Alpha Networks, Inc.	37,000	31,926
	Altek Corp.	52,824	60,235
	Amazing Microelectronic Corp.	13,000	30,308
	AMPACS Corp.	8,000	8,212
	Ampire Co. Ltd.	9,000	8,464
	Anji Technology Co. Ltd.	8,000	7,370
	Apacer Technology, Inc.	19,000	27,339
	APAQ Technology Co. Ltd.	6,000	18,678
	Apex Biotechnology Corp.	14,000	13,778
*	Apex International Co. Ltd.	28,000	20,244
	Apex Science & Engineering	23,929	8,374
	ARBOR Technology Corp.	9,000	12,895
	Arcadyan Technology Corp.	8,000	59,200
	Ardentec Corp.	68,430	159,626
	Asia Electronic Material Co. Ltd.	19,000	11,934
	Asia Optical Co., Inc.	14,000	59,508
	Asia Polymer Corp.	63,000	24,974
	Asia Tech Image, Inc.	13,000	39,289
	ATE Energy International Co. Ltd.	11,000	8,070
	Aten International Co. Ltd.	14,000	29,999
	AUO Corp. (2409 TT)	755,200	290,563
	Axiomtek Co. Ltd.	4,000	12,844
	Azurewave Technologies, Inc.	18,000	25,803
	Bank of Kaohsiung Co. Ltd.	207,178	76,938
	BES Engineering Corp.	293,000	96,771
	Bin Chuan Enterprise Co. Ltd.	17,000	25,935
	Bizlink Holding, Inc.	2,019	34,178

		Shares	Value»
TAIWAN — (Continued)
	Bon Fame Co. Ltd.	5,000	$11,820
	Brave C&H Supply Co. Ltd.	4,000	12,458
	Brightek Optoelectronic Co. Ltd.	14,000	19,714
	Brighton-Best International Taiwan, Inc.	54,000	56,327
*	Cameo Communications, Inc.	38,531	10,668
	Capital Futures Corp.	21,902	33,225
	Capital Securities Corp.	211,000	171,669
*	Career Technology MFG. Co. Ltd.	49,906	18,276
	Castles Technology Co. Ltd.	11,000	23,801
	Caswell, Inc.	4,000	11,239
	Cathay Real Estate Development Co. Ltd.	93,600	56,585
	CCP Contact Probes Co. Ltd.	17,455	15,104
*	Celxpert Energy Corp.	22,569	20,367
	Cenra, Inc.	30,500	33,082
	Central Reinsurance Co. Ltd.	90,556	74,398
*	Champion Building Materials Co. Ltd.	69,300	23,977
	Chang Hwa Commercial Bank Ltd.	825,853	470,919
	Channel Well Technology Co. Ltd.	20,000	45,382
	Chant Sincere Co. Ltd.	6,000	9,398
	CHC Healthcare Group	20,000	27,061
	Chen Full International Co. Ltd.	14,000	20,993
	Cheng Loong Corp.	159,000	86,889
*	Cheng Mei Materials Technology Corp.	93,476	37,788
	Cheng Shin Rubber Industry Co. Ltd.	278,000	429,375
	Cheng Uei Precision Industry Co. Ltd.	77,000	118,010
	Chien Shing Harbour Service Co. Ltd.	8,000	12,061

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	China Airlines Ltd.	410,000	$270,092
	China Bills Finance Corp.	142,000	66,184
	China General Plastics Corp.	64,516	22,456
*	China Man-Made Fiber Corp.	197,000	39,134
	China Metal Products	53,000	43,935
#	China Motor Corp.	52,000	116,627
	China Steel Structure Co. Ltd.	7,000	9,592
	China Wire & Cable Co. Ltd.	26,000	27,448
	Chinese Maritime Transport Ltd.	16,710	21,170
	Ching Feng Home Fashions Co. Ltd.	29,196	22,422
	Chin-Poon Industrial Co. Ltd.	54,000	54,642
	Chipbond Technology Corp.	114,000	226,669
	ChipMOS Technologies, Inc. (8150 TT)	92,344	76,394
	Chlitina Holding Ltd.	11,000	39,211
	Chong Hong Construction Co. Ltd.	40,000	109,585
	Chun Yuan Steel Industry Co. Ltd.	95,000	54,016
*	Chung Hwa Pulp Corp.	70,015	27,986
	Chunghwa Precision Test Tech Co. Ltd.	2,000	45,639
	Collins Co. Ltd .	19,000	9,110
#	Compal Electronics, Inc.	871,000	750,517
	Compeq Manufacturing Co. Ltd.	170,000	298,390
	Complex Micro Interconnection Co. Ltd.	8,000	10,268
	Concord International Securities Co. Ltd.	46,317	18,603
	Concord Securities Co. Ltd.	111,449	40,674
	Continental Holdings Corp.	90,000	68,546
	Contrel Technology Co. Ltd.	15,000	17,813
	Coretronic Corp.	63,000	123,996

		Shares	Value»
TAIWAN — (Continued)
	Co-Tech Development Corp.	14,000	$20,895
	Coxon Precise Industrial Co. Ltd.	16,000	7,601
	Cryomax Cooling System Corp.	14,154	13,359
	CTCI Corp.	104,000	89,426
	CviLux Corp.	17,000	24,913
*	CX Technology Co. Ltd.	11,000	8,014
	Cyberlink Corp.	5,000	15,506
*	CyberTAN Technology, Inc.	32,000	22,653
	DA CIN Construction Co. Ltd.	44,000	77,337
	Dafeng TV Ltd.	12,000	19,976
	Da-Li Development Co. Ltd.	64,934	94,223
	Darfon Electronics Corp.	37,000	43,974
	Darwin Precisions Corp.	76,000	27,187
	De Licacy Industrial Co. Ltd.	21,000	9,437
	Delpha Construction Co. Ltd.	31,000	32,143
	Depo Auto Parts Ind Co. Ltd.	20,000	114,128
	Dimerco Express Corp.	17,850	41,103
	D-Link Corp.	67,400	34,649
	Donpon Precision, Inc.	14,000	12,542
	Draytek Corp.	12,000	12,764
*	Dyaco International, Inc.	21,129	15,623
	Dynapack International Technology Corp.	13,000	70,692
	Eastech Holding Ltd.	6,000	19,414
	eCloudvalley Digital Technology Co. Ltd.	12,000	33,776
*	Edimax Technology Co. Ltd.	32,000	22,637
	Edison Opto Corp.	28,000	17,370
	Edom Technology Co. Ltd.	38,000	29,139
	Elitegroup Computer Systems Co. Ltd.	67,000	32,504
	Emerging Display Technologies Corp.	13,000	9,771
	Ennoconn Corp.	11,000	92,515
	Ennostar, Inc.	73,400	82,994

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	EnTie Commercial Bank Co. Ltd.	110,000	$45,019
*	Epileds Technologies, Inc.	24,000	17,103
	Eson Precision Ind Co. Ltd.	26,000	36,654
	Eternal Materials Co. Ltd.	50,950	40,839
	Eurocharm Holdings Co. Ltd.	2,000	9,688
	Eva Airways Corp.	46,648	56,030
*	Everest Textile Co. Ltd.	77,000	16,292
	Evergreen International Storage & Transport Corp.	93,000	84,182
	EVERGREEN Steel Corp.	28,000	72,365
	Everlight Chemical Industrial Corp.	81,450	42,926
#	Everlight Electronics Co. Ltd.	86,000	206,273
	Excel Cell Electronic Co. Ltd.	28,000	16,096
	Excellence Opto, Inc.	16,000	10,227
	Excelsior Medical Co. Ltd.	27,402	74,721
	Far Eastern Department Stores Ltd.	193,000	141,669
	Far Eastern International Bank	482,682	194,338
	Far Eastern New Century Corp.	553,000	569,063
	Farglory F T Z Investment Holding Co. Ltd.	9,442	10,142
	Farglory Land Development Co. Ltd.	52,000	97,091
*	Federal Corp.	24,000	13,443
	Feedback Technology Corp.	9,072	30,512
	Feng Hsin Steel Co. Ltd.	57,000	107,234
	Firich Enterprises Co. Ltd.	36,000	29,253
*	First Copper Technology Co. Ltd.	27,000	29,829
	First Insurance Co. Ltd.	37,000	34,155

		Shares	Value»
TAIWAN — (Continued)
*	First Steamship Co. Ltd.	84,806	$16,355
*	Fittech Co. Ltd.	5,254	11,828
	FLEXium Interconnect, Inc.	35,000	55,577
	Flytech Technology Co. Ltd.	11,000	39,101
	Formosa Advanced Technologies Co. Ltd.	12,000	9,979
	Formosa Laboratories, Inc.	21,322	40,307
	Formosa Optical Technology Co. Ltd.	7,000	30,482
	Formosa Sumco Technology Corp.	12,000	29,951
	Formosan Union Chemical	58,179	31,557
	Founding Construction & Development Co. Ltd.	24,000	13,171
	Foxsemicon Integrated Technology, Inc.	3,000	25,710
	Franbo Lines Corp.	22,000	13,756
	Froch Enterprise Co. Ltd.	18,000	8,484
	Fu Chun Shin Machinery Manufacture Co. Ltd.	41,177	21,321
	Fu Hua Innovation Co. Ltd.	64,379	75,717
	Fulgent Sun International Holding Co. Ltd.	24,945	79,485
#*	Fulltech Fiber Glass Corp.	82,958	70,955
	G Shank Enterprise Co. Ltd.	16,296	37,241
#	Gamania Digital Entertainment Co. Ltd.	19,000	43,629
	GEM Services, Inc.	11,000	22,333
	Gemtek Technology Corp.	73,000	64,932
*	General Interface Solution GIS Holding Ltd.	18,000	26,411
	General Plastic Industrial Co. Ltd.	13,000	12,927

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Genius Electronic Optical Co. Ltd.	6,000	$70,474
	Genmont Biotech, Inc.	14,000	8,652
	Genovate Biotechnology Co. Ltd.	12,360	7,948
	GeoVision, Inc.	8,900	17,470
	Giant Manufacturing Co. Ltd.	13,000	53,069
	Giantplus Technology Co. Ltd.	73,000	30,267
*	Gigasolar Materials Corp.	5,000	9,910
*	Gigastorage Corp.	46,000	17,584
	Global Brands Manufacture Ltd.	71,240	135,711
	Global PMX Co. Ltd.	8,000	23,034
	Globaltek Fabrication Co. Ltd.	6,000	11,723
	Globalwafers Co. Ltd.	32,000	308,834
	Globe Union Industrial Corp.	48,910	16,692
	Gloria Material Technology Corp.	78,000	107,672
	GMI Technology, Inc.	16,247	27,109
	Goldsun Building Materials Co. Ltd.	77,520	95,225
	Good Will Instrument Co. Ltd.	16,000	20,979
	Gordon Auto Body Parts	46,000	49,086
	Gourmet Master Co. Ltd.	14,000	40,088
	Grand Fortune Securities Co. Ltd.	45,139	17,371
	Grape King Bio Ltd.	18,000	76,660
	Great China Metal Industry	26,000	18,662
#	Great Wall Enterprise Co. Ltd.	83,000	155,319
	Greatek Electronics, Inc.	22,000	37,830
	GTM Holdings Corp.	21,000	20,930
*	Hai Kwang Enterprise Corp.	16,800	7,838
	Harvatek Corp.	29,000	14,869
	Hey Song Corp.	61,000	74,613
	Highlight Tech Corp.	6,400	9,091
	Highwealth Construction Corp.	45,100	57,643
	Hitron Technology, Inc.	14,000	9,514

		Shares	Value»
TAIWAN — (Continued)
	Hiwin Mikrosystem Corp.	6,000	$22,199
	Hiyes International Co. Ltd.	7,136	26,722
	Hocheng Corp.	45,920	25,621
	Hong Pu Real Estate Development Co. Ltd.	47,000	43,676
	Hong TAI Electric Industrial	39,000	37,615
#	Hota Industrial Manufacturing Co. Ltd.	39,000	77,621
*	Hotron Precision Electronic Industrial Co. Ltd.	11,129	6,842
	Hsin Kuang Steel Co. Ltd.	18,000	24,302
	Hu Lane Associate, Inc.	3,075	14,599
	HUA ENG Wire & Cable Co. Ltd.	75,000	57,790
	Huaku Development Co. Ltd.	46,200	150,712
	Huang Hsiang Construction Corp.	31,000	50,045
	Huikwang Corp.	9,000	7,630
	Hung Ching Development & Construction Co. Ltd.	33,000	30,194
	Hung Sheng Construction Ltd.	88,352	63,042
	Huxen Corp.	7,000	10,999
	Hwa Fong Rubber Industrial Co. Ltd.	72,117	39,278
	Hwacom Systems, Inc.	18,000	12,055
	Ibase Technology, Inc.	5,000	9,576
#	IBF Financial Holdings Co. Ltd.	528,372	200,078
	Ichia Technologies, Inc.	56,000	64,430
	Innolux Corp.	1,312,663	562,160
	Inpaq Technology Co. Ltd.	17,000	36,462
	Integrated Service Technology, Inc.	8,000	25,405
	Iron Force Industrial Co. Ltd.	8,148	24,493
	I-Sheng Electric Wire & Cable Co. Ltd.	16,000	25,479

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ITEQ Corp.	34,000	$68,280
	Jean Co. Ltd.	48,940	35,864
	Jetway Information Co. Ltd.	6,750	9,512
	Jia Wei Lifestyle, Inc.	7,000	10,967
	Jiin Yeeh Ding Enterprise Co. Ltd.	8,800	17,694
	Johnson Health Tech Co. Ltd.	8,000	43,167
	K Laser Technology, Inc.	43,000	22,866
	Kedge Construction Co. Ltd.	10,450	25,769
	KEE TAI Properties Co. Ltd.	82,215	32,600
	Kenda Rubber Industrial Co. Ltd.	103,111	76,060
	Kerry TJ Logistics Co. Ltd.	32,000	35,510
	Kindom Development Co. Ltd.	64,300	102,572
	King Chou Marine Technology Co. Ltd.	10,200	14,145
	King’s Town Bank Co. Ltd.	148,000	224,069
#*	King’s Town Construction Co. Ltd.	27,000	40,101
	Kinko Optical Co. Ltd.	36,769	28,497
	Kinpo Electronics	221,000	138,010
	Kinsus Interconnect Technology Corp.	48,000	113,388
	KMC Kuei Meng International, Inc.	6,000	18,162
	KS Terminals, Inc.	14,000	24,178
*	Kung Sing Engineering Corp.	74,426	28,512
	Kuo Toong International Co. Ltd.	19,551	33,817
	Kwong Lung Enterprise Co. Ltd.	21,000	34,186
	Lanner Electronics, Inc.	4,000	10,944
	Leadtrend Technology Corp.	7,355	11,356
*	Lealea Enterprise Co. Ltd.	159,120	37,045
	LEE CHI Enterprises Co. Ltd.	37,000	12,946
	Lelon Electronics Corp.	18,508	41,872

		Shares	Value»
TAIWAN — (Continued)
	Lemtech Holdings Co. Ltd.	5,000	$13,943
	Leo Systems, Inc.	10,000	9,664
*	Leofoo Development Co. Ltd.	17,000	9,153
*	Li Peng Enterprise Co. Ltd.	113,000	22,038
	Lingsen Precision Industries Ltd.	69,000	30,417
	Liton Technology Corp.	9,000	9,577
	Long Da Construction & Development Corp.	42,000	45,980
*	Longchen Paper & Packaging Co. Ltd.	88,485	25,251
	Longwell Co.	33,000	79,034
	Lucky Cement Corp.	46,000	19,888
	Lumax International Corp. Ltd.	13,500	40,197
*	Lung Yen Life Service Corp.	30,000	63,776
	Machvision, Inc.	4,000	51,789
	Macroblock, Inc.	3,000	5,752
#	Macronix International Co. Ltd.	306,000	190,186
	Mayer Steel Pipe Corp.	32,400	28,937
	Mercuries & Associates Holding Ltd.	76,680	32,759
*	Mercuries Life Insurance Co. Ltd.	662,351	114,480
	Merida Industry Co. Ltd.	16,000	66,363
	Merry Electronics Co. Ltd.	23,046	81,603
	METAAGE Corp.	8,000	12,782
	Mildef Crete, Inc.	10,000	31,176
	MIN AIK Technology Co. Ltd.	44,000	35,280
*	MOSA Industrial Corp.	19,307	11,363
*	Mosel Vitelic, Inc.	13,000	9,882
	Motech Industries, Inc.	29,000	17,042
	MSSCORPS Co. Ltd.	4,320	16,852
	Nak Sealing Technologies Corp.	10,000	36,359
	Namchow Holdings Co. Ltd.	32,000	47,109
	Nan Liu Enterprise Co. Ltd.	4,000	7,063

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Nan Ya Printed Circuit Board Corp.	28,000	$86,475
#*	Nanya Technology Corp.	186,000	210,002
	New Best Wire Industrial Co. Ltd.	19,000	16,260
	Nexcom International Co. Ltd.	26,000	63,440
	Nichidenbo Corp.	25,000	50,465
	Niko Semiconductor Co. Ltd.	18,513	23,048
	Nuvoton Technology Corp.	31,000	66,619
	O-Bank Co. Ltd.	224,375	66,731
	Ocean Plastics Co. Ltd.	35,000	38,030
	OK Biotech Co. Ltd.	20,036	11,341
	Optimax Technology Corp.	35,000	34,845
	Orient Europharma Co. Ltd.	7,000	10,057
	Orient Semiconductor Electronics Ltd.	54,000	54,339
	Oriental Union Chemical Corp.	66,000	28,105
	O-TA Precision Industry Co. Ltd.	8,000	16,564
	Pacific Hospital Supply Co. Ltd.	6,000	17,390
*	Paiho Shih Holdings Corp.	16,000	10,836
	Pan German Universal Motors Ltd.	4,000	35,592
	Pan Jit International, Inc.	43,000	59,767
	Pan-International Industrial Corp.	67,000	79,246
	Parpro Corp.	17,000	22,844
*	PChome Online, Inc.	8,000	9,370
	PCL Technologies, Inc.	9,000	26,758
	Phoenix Silicon International Corp.	11,000	44,951
	Pixart Imaging, Inc.	4,000	26,852
	Posiflex Technology, Inc.	4,000	32,402
	Pou Chen Corp.	407,000	419,116
	Powertech Technology, Inc.	123,000	417,956
	President Securities Corp.	166,453	122,696

		Shares	Value»
TAIWAN — (Continued)
	Primax Electronics Ltd.	69,000	$161,211
	Prince Housing & Development Corp.	185,000	52,744
	Promate Electronic Co. Ltd.	11,000	24,425
	Prosperity Dielectrics Co. Ltd.	20,000	22,172
	Qisda Corp.	38,000	31,832
	QST International Corp.	13,024	21,913
	Qualipoly Chemical Corp.	18,900	32,218
	Quang Viet Enterprise Co. Ltd.	7,000	18,415
*	Quintain Steel Co. Ltd.	62,532	19,440
	Radium Life Tech Co. Ltd.	168,209	66,389
	Raydium Semiconductor Corp.	5,000	50,846
	Rechi Precision Co. Ltd.	59,000	54,872
	Rexon Industrial Corp. Ltd.	20,000	19,957
	Rich Development Co. Ltd.	136,990	38,570
*	Ritek Corp.	110,724	36,905
	Ruentex Development Co. Ltd.	263,000	270,717
	Sampo Corp.	58,800	46,806
	San Fang Chemical Industry Co. Ltd.	15,000	18,445
	Sanyang Motor Co. Ltd.	7,000	15,168
	Savior Lifetec Corp.	58,000	34,978
	Scan-D Corp.	6,000	5,738
	SCI Pharmtech, Inc.	8,000	18,037
	Sea Sonic Electronics Co. Ltd.	1,000	1,982
	Senao International Co. Ltd.	22,000	21,833
	Senao Networks, Inc.	5,815	32,086
	Sercomm Corp.	26,000	85,211
	Sesoda Corp.	49,000	50,935
	Shanghai Commercial & Savings Bank Ltd.	184,000	271,339
	Sharehope Medicine Co. Ltd.	12,038	10,398
	ShenMao Technology, Inc.	22,000	40,254

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Shih Her Technologies, Inc.	10,000	$31,012
*	Shih Wei Navigation Co. Ltd.	61,790	31,252
	Shihlin Electric & Engineering Corp.	5,000	22,417
*	Shin Kong Financial Holding Co. Ltd.	2,753,591	1,016,115
	Shin Zu Shing Co. Ltd.	6,926	40,406
*	Shining Building Business Co. Ltd.	102,444	34,019
	Shinkong Insurance Co. Ltd.	36,000	120,222
	Shinkong Synthetic Fibers Corp.	160,000	62,559
	Shuttle, Inc.	85,000	44,758
	Sigurd Microelectronics Corp.	76,046	172,326
	Simplo Technology Co. Ltd.	29,000	317,429
	Sincere Navigation Corp.	62,830	45,614
	Sino-American Silicon Products, Inc.	55,000	190,666
	Sinon Corp.	64,000	80,284
	Sinphar Pharmaceutical Co. Ltd.	25,920	25,762
	Sinyi Realty, Inc.	46,000	40,181
	Siward Crystal Technology Co. Ltd.	33,000	21,643
	Solar Applied Materials Technology Corp.	16,000	26,423
	Solteam, Inc.	19,197	29,000
	Sonix Technology Co. Ltd.	16,000	17,443
	Southeast Cement Co. Ltd.	19,000	10,974
	Speed Tech Corp.	7,000	9,038
#	Sports Gear Co. Ltd.	31,000	112,663
	St. Shine Optical Co. Ltd.	10,000	53,851
	Standard Foods Corp.	81,000	85,465
	S-Tech Corp.	12,000	10,888
	STL Technology Co. Ltd.	12,000	31,056
	Sun Max Tech Ltd.	7,000	10,213

		Shares	Value»
TAIWAN — (Continued)
*	Sun Yad Construction Co. Ltd.	69,377	$31,759
*	Sunko INK Co. Ltd.	43,000	16,048
	Sunny Friend Environmental Technology Co. Ltd.	10,000	24,597
*	Sunplus Technology Co. Ltd.	68,000	45,645
	Sunrex Technology Corp.	31,685	52,150
	Sunspring Metal Corp.	22,807	18,845
	Superalloy Industrial Co. Ltd.	15,000	29,149
	Supreme Electronics Co. Ltd.	78,340	124,847
	Sweeten Real Estate Development Co. Ltd.	48,054	46,869
	Symtek Automation Asia Co. Ltd.	7,269	35,262
	Syncmold Enterprise Corp.	13,000	32,436
	Synmosa Biopharma Corp.	22,195	22,426
	Systex Corp.	32,000	120,919
	TA Chen Stainless Pipe	307,916	404,711
	Ta Ya Electric Wire & Cable	66,099	74,067
*	Tai Tung Communication Co. Ltd.	18,689	12,269
	Taichung Commercial Bank Co. Ltd.	710,982	440,951
	Taiflex Scientific Co. Ltd.	38,136	53,287
	Taimide Tech, Inc.	15,000	23,851
	Tainan Enterprises Co. Ltd.	14,000	13,154
	Tainan Spinning Co. Ltd.	234,000	88,120
	TaiSol Electronics Co. Ltd.	10,000	15,505
	Taita Chemical Co. Ltd.	52,132	19,652
	TAI-TECH Advanced Electronics Co. Ltd.	10,000	29,742
	Taiwan Business Bank	1,370,380	606,925
	Taiwan Cogeneration Corp.	81,000	103,501

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Fertilizer Co. Ltd.	119,000	$190,879
	Taiwan Fire & Marine Insurance Co. Ltd.	48,000	51,574
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	57,870
#*	Taiwan Glass Industry Corp.	213,000	93,738
	Taiwan Hon Chuan Enterprise Co. Ltd.	14,311	69,261
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	31,147	31,058
††	Taiwan Land Development Corp.	129,466	2,034
	Taiwan Line Tek Electronic	10,300	6,880
	Taiwan Mask Corp.	10,000	9,767
	Taiwan Navigation Co. Ltd.	52,000	44,984
	Taiwan Paiho Ltd.	65,000	118,754
	Taiwan PCB Techvest Co. Ltd.	48,000	45,163
	Taiwan Sanyo Electric Co. Ltd.	27,000	32,048
*	Taiwan Styrene Monomer	33,000	9,299
	Taiwan Surface Mounting Technology Corp.	44,000	140,994
*	Taiwan TEA Corp.	77,000	39,489
	Taiyen Biotech Co. Ltd.	28,000	27,532
	TCI Co. Ltd.	18,000	83,695
	Team Group, Inc.	5,000	11,482
#	Teco Electric & Machinery Co. Ltd.	158,000	242,136
	Test Research, Inc.	6,000	20,111
	Test Rite International Co. Ltd.	44,000	28,048
	Thermaltake Technology Co. Ltd.	13,000	11,261
	Thinking Electronic Industrial Co. Ltd.	5,000	20,011
	Thye Ming Industrial Co. Ltd.	20,000	44,851
††	Ting Sin Co. Ltd.	385	10
	Ton Yi Industrial Corp.	170,000	96,263
	Tong Hsing Electronic Industries Ltd.	27,460	91,016

		Shares	Value»
TAIWAN — (Continued)
	Tong Yang Industry Co. Ltd.	15,000	$61,721
	Tong-Tai Machine & Tool Co. Ltd.	27,000	21,114
	Top Union Electronics Corp.	19,185	19,575
	Topco Technologies Corp.	8,999	18,196
	Topkey Corp.	12,000	68,146
	Topoint Technology Co. Ltd.	23,000	19,338
	Toung Loong Textile Manufacturing	27,540	14,881
#	Transcend Information, Inc.	38,000	119,443
	Tripod Technology Corp.	45,000	259,818
	Tsann Kuen Enterprise Co. Ltd.	14,032	11,688
	TSC Auto ID Technology Co. Ltd.	4,399	25,483
	TSEC Corp.	57,000	27,934
	TSRC Corp.	50,000	29,317
	Tung Ho Steel Enterprise Corp.	84,190	170,021
	Tung Ho Textile Co. Ltd.	29,000	17,116
	TURVO International Co. Ltd.	5,000	27,277
#	TYC Brother Industrial Co. Ltd.	42,000	63,582
	Tyntek Corp.	44,000	21,942
	UDE Corp.	10,000	25,624
	Ultra Chip, Inc.	8,000	14,597
	U-Ming Marine Transport Corp.	84,000	137,956
	Unic Technology Corp.	29,000	26,681
	Unimicron Technology Corp.	123,000	362,858
	Union Bank of Taiwan .	356,270	185,397
*	Union Insurance Co. Ltd.	12,000	10,867
	Unitech Computer Co. Ltd.	20,000	24,082
*	Unitech Printed Circuit Board Corp.	126,047	95,451
*	United Alloy-Tech Co.	11,000	15,980
	United Orthopedic Corp.	10,000	27,951
	United Radiant Technology	21,000	14,418

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	United Renewable Energy Co. Ltd.	144,000	$38,732
*††	Unity Opto Technology Co. Ltd.	91,000	0
	Univacco Technology, Inc.	11,000	16,933
	Universal Cement Corp.	80,136	70,147
	UPC Technology Corp.	147,664	38,474
	UPI Semiconductor Corp.	9,000	51,738
	USI Corp.	129,091	41,254
	Utechzone Co. Ltd.	5,000	14,542
	Value Valves Co. Ltd.	4,000	10,707
	Ve Wong Corp.	16,000	19,082
#	Ventec International Group Co. Ltd.	10,000	21,258
	Wafer Works Corp.	98,068	61,791
	Wah Hong Industrial Corp.	15,000	15,572
	Wah Lee Industrial Corp.	34,680	103,242
	Walsin Lihwa Corp.	514,000	332,972
	Walsin Technology Corp.	37,000	90,904
	WEI Chih Steel Industrial Co. Ltd.	31,000	17,733
	Weikeng Industrial Co. Ltd..	71,661	73,536
	Well Shin Technology Co. Ltd..	18,000	32,849
	WELLELL, Inc.	9,000	6,206
*	Wha Yu Industrial Co. Ltd.	18,000	8,451
*	Win Semiconductors Corp.	16,000	45,367
#*	Winbond Electronics Corp.	581,250	288,125
	Winstek Semiconductor Co. Ltd.	9,000	25,434
#	Wisdom Marine Lines Co. Ltd.	86,000	162,690
	Wistron NeWeb Corp.	12,000	47,325
	WITS Corp.	5,000	15,642
	Wonderful Hi-Tech Co. Ltd.	11,000	12,583
	WPG Holdings Ltd.	280,000	593,203
	WT Microelectronics Co. Ltd.	98,000	358,981
*	XAC Automation Corp.	19,000	15,701

	Shares	Value»
TAIWAN — (Continued)
Xxentria Technology Materials Corp.	12,000	$19,058
Ya Horng Electronic Co. Ltd.	9,000	16,705
YC INOX Co. Ltd.	79,249	52,747
YCC Parts Manufacturing Co. Ltd.	9,000	14,845
Yea Shin International Development Co. Ltd.	39,397	41,933
Yem Chio Co. Ltd.	92,350	46,592
YFC-Boneagle Electric Co. Ltd.	15,639	10,766
YFY, Inc.	234,000	191,079
Yieh Phui Enterprise Co. Ltd.	104,186	51,538
Youngtek Electronics Corp.	24,000	46,354
Yuanta Futures Co. Ltd.	12,213	31,417
Yuen Foong Yu Consumer Products Co. Ltd.	9,000	11,619
Yulon Motor Co. Ltd.	99,264	122,256
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	30,627
YungShin Global Holding Corp.	29,000	59,478
Zeng Hsing Industrial Co. Ltd.	9,669	30,106
Zenitron Corp.	27,000	26,857
Zhen Ding Technology Holding Ltd.	119,000	364,546
* Zig Sheng Industrial Co. Ltd.	111,000	33,300
Zippy Technology Corp.	9,000	14,977
Zyxel Group Corp.	57,488	54,110

TOTAL TAIWAN		32,597,704

THAILAND — (0.3%)
Advanced Information Technology PCL, Class F	168,000	20,821
Allianz Ayudhya Capital PCL	11,000	10,949
Amata Corp. PCL	86,800	38,456
AP Thailand PCL	427,100	102,284
Asia Plus Group Holdings PCL	364,300	21,048

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Asian Insulators PCL	77,450	$7,790
	Asian Sea Corp. PCL	38,500	8,874
	Bangchak Corp. PCL	194,900	208,582
	Bangchak Sriracha PCL	40,300	6,334
	Bangkok Land PCL	1,885,500	23,142
*	Bangkok Ranch PCL	119,400	5,719
	Banpu PCL	1,265,532	162,903
	BEC World PCL	128,200	15,504
	Berli Jucker PCL	150,600	107,298
	BKI Holdings PCL	16,100	135,914
#	Cal-Comp Electronics Thailand PCL, Class F	234,044	41,687
*	Country Group Development PCL	992,900	5,945
	Dhipaya Group Holdings PCL	31,600	18,257
	Don Muang Tollway PCL	30,800	9,312
*	Energy Absolute PCL	448,600	29,275
	Frasers Property Thailand PCL	48,300	9,471
	GFPT PCL	114,300	34,559
	Global Green Chemicals PCL	86,200	11,715
	Hana Microelectronics PCL	88,700	51,247
	IRPC PCL	509,100	13,259
	KGI Securities Thailand PCL	250,300	29,522
	Kiatnakin Phatra Bank PCL	38,600	57,776
	Lalin Property PCL	107,600	16,105
	Lam Soon Thailand PCL	56,200	7,873
*	Mermaid Maritime PCL	51,800	4,129
	MK Restaurants Group PCL	68,600	39,018
	Northeast Rubber PCL	180,000	22,092
	Polyplex Thailand PCL	85,200	27,801
	Precious Shipping PCL	122,800	21,689
	Prima Marine PCL	195,700	34,857
	Property Perfect PCL	2,489,056	8,196
	PTT Global Chemical PCL	166,200	86,073
	Ramkhamhaeng Hospital PCL	20,300	10,999
	Rojana Industrial Park PCL	220,300	38,580

		Shares	Value»
THAILAND — (Continued)
	S Hotels & Resorts PCL	142,900	$7,272
*	Samart Corp. PCL	50,300	10,465
	Sansiri PCL	2,197,100	91,422
	SC Asset Corp. PCL	339,100	23,551
††	SCG Ceramics PCL	308,500	1,755
	Siamgas & Petrochemicals PCL	83,800	17,435
*	SNC Former PCL	53,600	10,189
	SPCG PCL	88,600	20,953
	Sri Trang Agro-Industry PCL	152,900	61,792
	Sri Trang Gloves Thailand PCL	179,000	36,973
	Srithai Superware PCL	235,400	7,822
	Star Petroleum Refining PCL	181,300	29,579
*	Stella X PCL	2,167,200	12,975
	Supalai PCL	252,825	119,582
*	Super Energy Corp. PCL	5,131,000	21,504
*	Tata Steel Thailand PCL	749,600	15,708
	Thai Oil PCL	203,910	163,287
	Thai Union Group PCL	286,800	92,724
#*	Thaicom PCL	123,400	33,616
*	Thonburi Healthcare Group PCL	55,400	16,087
	Thoresen Thai Agencies PCL	96,300	11,877
	Tipco Asphalt PCL (TASCO/F TB)	76,000	34,127
	TPI Polene PCL	654,800	18,426
	Triple i Logistics PCL	97,600	13,674
	Vanachai Group PCL	89,800	5,807
*	Workpoint Entertainment PCL	20,800	2,827

TOTAL THAILAND			2,386,484

TURKEY — (0.1%)
	Akcansa Cimento AS	2,596	9,484
	Aksa Akrilik Kimya Sanayii AS	49,968	12,431
	Albaraka Turk Katilim Bankasi AS	310,912	48,750
*	Alcatel-Lucent Teletas Telekomunikasyon AS	2,850	7,365
	Anadolu Anonim Turk Sigorta Sirketi	13,186	29,984

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Anadolu Efes Biracilik Ve Malt Sanayii AS	7,683	$31,952
	Anadolu Hayat Emeklilik AS	11,468	23,957
	Aygaz AS	6,107	20,323
*	Bera Holding AS	140,066	53,016
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	2,327	22,047
	Bursa Cimento Fabrikasi AS	156,049	31,107
	Cemtas Celik Makina Sanayi Ve Ticaret AS	69,120	30,523
	Cimsa Cimento Sanayi VE Ticaret AS	27,683	33,807
*	Esenboga Elektrik Uretim AS	14,153	15,173
	Global Yatirim Holding AS	225,200	43,145
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	57,030	9,898
	Is Yatirim Menkul Degerler AS	30,125	28,237
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	74,149	74,736
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	170,857	103,721
*	Kordsa Teknik Tekstil AS	15,368	22,041
#*	Petkim Petrokimya Holding AS	85,208	35,911
*	Reysas Tasimacilik ve Lojistik Ticaret AS	60,744	23,325
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	11,877	5,815
	Sekerbank Turk AS	257,072	34,711
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	12,592	21,063
*	Tekfen Holding AS	12,587	44,835
	Turkiye Sigorta AS	86,153	39,250

		Shares	Value»
TURKEY — (Continued)
*	Ulker Biskuvi Sanayi AS	4,899	$13,625
*	Vestel Elektronik Sanayi ve Ticaret AS	13,751	14,496
*	Zorlu Enerji Elektrik Uretim AS	195,804	16,321

TOTAL TURKEY			901,049

UNITED ARAB EMIRATES — (0.4%)
	Abu Dhabi Commercial Bank PJSC	12,967	41,091
	Abu Dhabi National Hotels	1,272,008	180,343
*	Abu Dhabi Ports Co. PJSC	136,205	147,419
	Agility Global PLC	709,268	237,208
	Agthia Group PJSC	28,620	35,234
	Ajman Bank PJSC	36,368	14,956
	Amanat Holdings PJSC	220,573	64,826
*	Aramex PJSC	56,326	42,657
*	Bank of Sharjah	73,344	18,335
	Dana Gas PJSC	1,058,235	214,666
	Deyaar Development PJSC	379,056	95,221
	Dubai Financial Market PJSC	214,538	80,045
	Dubai Investments PJSC	448,790	283,900
	Dubai Islamic Bank PJSC	340,966	702,489
	Emaar Development PJSC	112,658	410,551
	Emaar Properties PJSC	9,451	33,771
*	EMSTEEL Building Materials PJSC	272,993	86,311
*	Manazel PJSC	339,566	32,634
	National Central Cooling Co. PJSC	34,895	25,081
*	RAK Properties PJSC	242,210	83,892
	Ras Al Khaimah Ceramics PJSC	90,792	61,517
*	Union Properties PJSC	502,430	77,949

TOTAL UNITED ARAB EMIRATES			2,970,096

UNITED KINGDOM — (9.7%)
*	Accesso Technology Group PLC	12,899	81,934

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Advanced Medical Solutions Group PLC	46,372	$119,482
	AG Barr PLC	25,691	237,726
	Allfunds Group PLC	57,686	325,662
*	Alliance Pharma PLC	336,260	289,914
	Anglogold Ashanti PLC (AU US)	40,851	1,722,278
	Ashmore Group PLC	47,976	92,711
	Atalaya Mining Copper SA	17,837	86,981
*	Auction Technology Group PLC	6,402	49,854
	Avon Technologies PLC	7,182	130,549
Ω	Bakkavor Group PLC	66,402	152,546
	Balfour Beatty PLC	184,807	1,130,349
	Barratt Redrow PLC	512,245	3,193,440
	Beazley PLC	157,760	1,869,246
	Begbies Traynor Group PLC	22,710	27,734
	Bellway PLC	38,230	1,372,523
	Berkeley Group Holdings PLC	13,004	724,886
	Bloomsbury Publishing PLC	23,004	183,044
	Bodycote PLC	3,811	24,237
#*	boohoo Group PLC	179,212	51,725
	Breedon Group PLC	89,848	516,915
#	Brooks Macdonald Group PLC	4,090	79,860
*	Capita PLC	4,614	11,317
	Capital Ltd.	44,660	40,154
	Card Factory PLC	91,534	116,008
	Carr’s Group PLC	21,628	36,813
	Castings PLC	4,281	14,629
	Centaur Media PLC	16,082	5,243
	Central Asia Metals PLC	34,290	70,360
	Centrica PLC	1,664,091	3,562,872
	Chemring Group PLC	72,138	385,314
	Chesnara PLC	29,922	102,712
*	Close Brothers Group PLC	11,462	49,845
Ω	CMC Markets PLC	23,524	76,371
	Conduit Holdings Ltd.	6,872	31,632
	Costain Group PLC	71,767	105,118
	Cranswick PLC	8,024	555,348
	Crest Nicholson Holdings PLC	45,246	108,977
	Croda International PLC	11,671	460,698
*	Currys PLC	765,195	1,134,049
*	DFS Furniture PLC	52,954	103,165

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Dialight PLC	7,087	$10,097
	Direct Line Insurance Group PLC	276,919	1,045,923
	DiscoverIE Group PLC	24,510	185,755
	Diversified Energy Co. PLC (DEC LN)	2,073	26,117
	Dowlais Group PLC	46,616	36,166
	Dr. Martens PLC	88,180	64,992
	Drax Group PLC	112,465	927,718
	easyJet PLC	72,083	477,914
	Elementis PLC	210,157	353,237
	Endeavour Mining PLC	43,136	1,168,679
*	EnQuest PLC	295,855	53,774
	Entain PLC	47,382	405,065
	Epwin Group PLC	13,108	16,170
	Firstgroup PLC	245,111	565,374
	Flowtech Fluidpower PLC	7,489	5,353
Ω	Forterra PLC	38,017	94,776
	Foxtons Group PLC	108,086	85,402
*	Frasers Group PLC	10,215	90,321
	Fresnillo PLC	51,284	687,337
*	Frontier Developments PLC	3,815	10,212
	Fuller Smith & Turner PLC, Class A	11,027	82,794
*	Fund Technologies PLC	2,993	71,229
	Future PLC	2,874	27,332
	Galliford Try Holdings PLC	29,015	150,941
	GB Group PLC	68,255	223,690
	Genuit Group PLC	80,123	408,010
	Genus PLC	6,977	171,454
*	Georgia Capital PLC	13,296	288,066
	Gooch & Housego PLC	4,041	20,301
	Goodwin PLC	372	33,664
	Grainger PLC	103,192	296,052
*	Griffin Mining Ltd.	5,698	14,520
	Gulf Keystone Petroleum Ltd.	119,124	244,122
*	Gulf Marine Services PLC	55,013	12,548
*Ω	Gym Group PLC	57,218	110,308
	H&T Group PLC	15,070	82,120
	Halfords Group PLC	42,184	87,320
	Harbour Energy PLC	79,183	161,828
	Hargreaves Services PLC	7,040	57,552
	Harworth Group PLC	35,731	83,704
	Hays PLC	63,109	60,288
	Helical PLC	20,917	60,256

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Henry Boot PLC	24,425	$70,978
	Hill & Smith PLC	39	938
	Hiscox Ltd.	87,828	1,292,623
*	Hochschild Mining PLC	102,345	385,400
	Hunting PLC	44,485	153,490
Ω	Ibstock PLC	92,007	221,000
	IG Group Holdings PLC	4,259	60,703
	Inchcape PLC	94,027	842,537
	International Distribution Services PLC	189,152	924,380
	International Paper Co.	38,767	1,763,543
	Investec PLC	200,205	1,257,118
	ITV PLC	978,292	1,054,396
	J D Wetherspoon PLC	9,450	82,637
	J Sainsbury PLC	531,830	1,890,184
*	James Fisher & Sons PLC	12,277	49,602
	JD Sports Fashion PLC	207,899	218,877
	JET2 PLC	2,505	53,010
*	John Wood Group PLC	194,974	47,980
	Johnson Matthey PLC	31,836	548,136
	Johnson Service Group PLC	123,460	231,198
	Jupiter Fund Management PLC	120,501	116,478
	Just Group PLC	337,292	636,192
	Keller Group PLC	38,494	733,011
	Kier Group PLC	121,707	236,625
	Kingfisher PLC	587,635	2,258,573
	Kitwave Group PLC	6,746	26,832
	Knights Group Holdings PLC	8,419	15,166
	Lancashire Holdings Ltd.	70,702	532,181
	Lion Finance Group PLC	13,268	1,064,265
	Liontrust Asset Management PLC	8,024	35,328
	London Investment Group PLC	9,126	43,514
	Macfarlane Group PLC	49,928	69,080
	Man Group PLC	249,859	545,357
	Marks & Spencer Group PLC	447,168	2,323,728
	Marshalls PLC	45,572	170,919

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Marston’s PLC	333,418	$160,447
	Mears Group PLC	41,476	214,700
*	Mitchells & Butlers PLC	177,157	587,927
	MJ Gleeson PLC	13,829	93,564
*	Mobico Group PLC	101,804	42,273
	Mondi PLC	119,950	1,820,737
	Morgan Advanced Materials PLC	58,901	154,650
	Morgan Sindall Group PLC	13,469	636,670
	MP Evans Group PLC	11,582	156,325
	NCC Group PLC	80,607	157,715
#*,*	Nexxen International Ltd.	9,960	104,697
	Norcros PLC	25,348	82,144
*	Ocado Group PLC	62,336	235,509
Ω	On the Beach Group PLC	12,243	43,267
	OSB Group PLC	119,548	759,877
*	Oxford Biomedica PLC	4,168	16,061
	Pan African Resources PLC	465,482	276,122
#	Pearson PLC (PSO US), Sponsored ADR	18,663	303,274
	Persimmon PLC	88,805	1,536,857
	Pets at Home Group PLC	141,097	446,870
	Pharos Energy PLC	110,849	28,156
	Phoenix Group Holdings PLC	82,960	663,708
*	Pinewood Technologies Group PLC	12,375	59,736
*	Playtech PLC	74,007	751,049
	Porvair PLC	8,409	83,185
	PPHE Hotel Group Ltd.	3,492	58,142
	Premier Foods PLC	232,062	615,246
	QinetiQ Group PLC	74,640	392,874
	Rank Group PLC	84,921	96,866
	Reach PLC	211,894	214,794
	Renewi PLC	14,885	170,841
	RWS Holdings PLC	41,079	36,706
#*	S4 Capital PLC	66,612	24,146
Ω	Sabre Insurance Group PLC	57,957	97,711
*	Saga PLC	20,357	35,559
*	Savannah Energy PLC	281,630	27,211
	Savills PLC	42,347	525,143

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Schroders PLC	122,972	$541,837
	Secure Trust Bank PLC	17	134
	Senior PLC	117,044	216,152
	Serco Group PLC	305,215	700,458
	Serica Energy PLC	21,096	35,810
*	Sigmaroc PLC	60,287	73,017
	Spectris PLC	10,357	277,260
Ω	Spire Healthcare Group PLC	54,784	141,651
	SThree PLC	13,000	42,264
*††	Studio Retail Group PLC	11,240	0
*	Synthomer PLC	30,457	33,495
	Tate & Lyle PLC	81,859	610,095
	Taylor Wimpey PLC	841,311	1,321,958
	TBC Bank Group PLC	13,433	849,564
	Team Internet Group PLC	26,312	19,970
*	THG PLC	218,910	72,264
	TORM PLC, Class A	11,105	185,077
	TP ICAP Group PLC	348,115	1,195,406
	Travis Perkins PLC	64,004	477,766
	Treatt PLC	6,350	21,642
	TT Electronics PLC	65,790	64,091
	Vertu Motors PLC	110,788	91,199
	Vesuvius PLC	74,859	341,926
	Victrex PLC	8,163	90,609
*	Vistry Group PLC	118,116	995,829
	Volex PLC	3,494	11,888
	Vp PLC	3,924	30,886
*Ω	Watches of Switzerland Group PLC	37,764	179,674
*	Watkin Jones PLC	35,474	14,959
	Whitbread PLC	21,684	753,108
#	WPP PLC (WPP US), Sponsored ADR	21,279	820,518
*	Xaar PLC	20,729	28,769
#	Young & Co.’s Brewery PLC (YNGA LN), Class A	5,710	67,133
	Young & Co.’s Brewery PLC (YNGN LN)	216	1,691
	Zigup PLC	74,561	311,329
	Zotefoams PLC	8,589	28,300

TOTAL UNITED KINGDOM			70,807,169

`		Shares	Value»
	UNITED STATES — (0.0%)
*	ADTRAN Holdings, Inc.	9,022	$69,159
	Alcoa Corp., CDI	5,678	141,519

	TOTAL UNITED STATES		210,678

	TOTAL COMMON STOCKS		716,500,734

	PREFERRED STOCKS — (0.3%)

	BRAZIL — (0.1%)
	Alpargatas SA, 1.438%	8,400	10,953
	Banco ABC Brasil SA, 7.581%	27,390	104,731
Ω	Banco BMG SA, 10.131%	30,400	20,409
	Banco do Estado do Rio Grande do Sul SA, 9.502%	67,206	136,185
	Banco Pan SA, 3.173%	25,165	33,745
	Banco Pine SA, 10.291%	12,348	10,444
	Cia de Ferro Ligas da Bahia FERBASA, 7.259%	31,600	40,369
	Eucatex SA Industria e Comercio, 5.851%	14,000	31,009
	Grazziotin SA, 9.656%	1,681	8,240
	Raizen SA, 0.553%	220,100	70,197
	Randon SA Implementos e Participacoes, 4.054%	39,954	63,150
	Schulz SA, 7.575%	9,400	9,077
	Taurus Armas SA, 5.969%	8,800	13,149
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	76,300	74,348

	TOTAL BRAZIL		626,006

	COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 3.937%	122,690	16,666

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

`	Shares	Value»
COLOMBIA — (Continued)
Grupo de Inversiones Suramericana SA, 3.782%	24,923	$222,242

TOTAL COLOMBIA		238,908

GERMANY — (0.2%)
Draegerwerk AG & Co. KGaA, 3.010%	1,767	120,404
Einhell Germany AG, 1.478%	999	74,577
FUCHS SE, 2.506%	3,976	199,367
Jungheinrich AG, 2.370%	10,257	372,768
Porsche Automobil Holding SE, 7.072%	6,162	254,065
Sixt SE, 6.712%	4,534	301,967
STO SE & Co. KGaA, 3.994%	583	83,375
Villeroy & Boch AG, 6.140%	889	17,425

TOTAL GERMANY		1,423,948

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	22,520	15,342

TOTAL PREFERRED STOCKS		2,304,204

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*†† Wiluna Mining Corp. Ltd.	13,267	323

BRAZIL — (0.0%)
* Banco Pine SA Warrants 12/31/2049	24	3

ITALY — (0.0%)
* Fincantieri SpA Warrants 09/30/2026	8,307	9,957

`		Shares	Value»
ITALY — (Continued)
*	Webuild SpA Warrants 08/02/2030	2,669	$0

TOTAL ITALY			9,957

PORTUGAL — (0.0%)
*	EDP Renovaveis SA Rights 05/07/2025	32,810	3,345

SPAIN — (0.0%)
*	Obrascon Huarte Lain SA Rights 05/15/2025	11,137	59

THAILAND — (0.0%)
*	Better World Green PCL Warrants	172,166	0
*	Better World Green PCL Warrants 08/13/2025	172,166	51
*	MBK PCL Rights 05/16/2025	11,690	280
*	Northeast Rubber PCL Warrants 05/15/2026	30,000	162
*	VGI PCL Warrants 09/03/2025	64,750	1,396

TOTAL THAILAND			1,889

TOTAL RIGHTS/WARRANTS			15,576

TOTAL INVESTMENT SECURITIES (Cost $562,481,056)			718,820,514

			Value†

SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	1,179,077	13,636,021

TOTAL INVESTMENTS — (100.0%) (Cost $576,118,700)			$732,456,535

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

As of April 30, 2025, World ex U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	9	06/20/25	$2,346,934	$2,514,150	$167,216

Total Futures Contracts			$2,346,934	$2,514,150	$167,216

As of April 30, 2025, the value of Rule 144A securities amounted to $25,142,383 or 3.5% of net assets.

Summary of the Portfolio’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$29,081,093	$12,351	$29,093,444
Austria	—	5,511,074	—	5,511,074
Belgium	—	9,272,283	—	9,272,283
Brazil	$5,042,772	—	—	5,042,772
Canada	58,360,610	677,232	34	59,037,876
Chile	590,286	—	—	590,286
China	1,064,935	44,547,149	7,762	45,619,846
Colombia	185,428	—	—	185,428
Denmark	—	15,693,207	—	15,693,207
Finland	—	12,785,898	—	12,785,898
France	—	29,073,428	—	29,073,428
Germany	—	28,326,255	—	28,326,255
Greece	—	630,678	—	630,678
Greenland	—	24,431	—	24,431
Hong Kong	—	10,950,278	17,104	10,967,382
Hungary	—	360,223	—	360,223
India	62,883	41,372,361	—	41,435,244
Indonesia	—	3,075,938	4,538	3,080,476
Ireland	134,170	9,816,766	—	9,950,936
Israel	244,295	5,382,289	—	5,626,584
Italy	—	26,454,573	—	26,454,573
Japan	—	118,722,790	—	118,722,790
Kuwait	—	1,298,150	—	1,298,150
Liechtenstein	—	405,720	—	405,720
Luxembourg	444,355	1,356,092	—	1,800,447
Malaysia	—	3,351,718	13	3,351,731
Mexico	3,716,448	6,954	—	3,723,402
Netherlands	980,899	19,405,301	—	20,386,200
New Zealand	—	1,349,475	—	1,349,475
Norway	26,609	2,965,110	8,009	2,999,728
Philippines	—	1,029,212	959	1,030,171
Poland	—	2,477,406	—	2,477,406
Portugal	—	2,907,910	—	2,907,910
Qatar	—	1,734,453	—	1,734,453
Saudi Arabia	38,776	6,850,908	—	6,889,684
Singapore	—	4,846,216	—	4,846,216

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
South Africa	$828,878	$5,196,178	—	$6,025,056
South Korea	13,512	20,298,380	$5,675	20,317,567
Spain	—	15,944,128	—	15,944,128
Sweden	371,701	15,088,056	—	15,459,757
Switzerland	—	36,195,239	—	36,195,239
Taiwan	—	32,595,660	2,044	32,597,704
Thailand	—	2,384,729	1,755	2,386,484
Turkey	—	901,049	—	901,049
United Arab Emirates	—	2,970,096	—	2,970,096
United Kingdom	4,069,903	66,737,266	—	70,807,169
United States	—	210,678	—	210,678
Preferred Stocks
Brazil	626,006	—	—	626,006
Colombia	238,908	—	—	238,908
Germany	—	1,423,948	—	1,423,948
Philippines	—	15,342	—	15,342
Rights/Warrants
Australia	—	—	323	323
Brazil	—	3	—	3
Italy	—	9,957	—	9,957
Portugal	—	3,345	—	3,345
Spain	—	59	—	59
Thailand	—	1,889	—	1,889
Securities Lending Collateral	—	13,636,021	—	13,636,021

Total Investments in Securities	$77,041,374	$655,354,594	$60,567<>	$732,456,535

Financial Instruments
Assets
Futures Contracts**	167,216	—	—	167,216

Total Financial Instruments	$167,216	—	—	$167,216

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (61.8%)
U.S. Core Equity 1 Portfolio	17,107,075	$695,915,801

INTERNATIONAL EQUITIES — (38.2%)
International Core Equity 2 Portfolio	17,592,495	302,063,135
Emerging Markets Core Equity 2 Portfolio	5,441,934	128,647,335

TOTAL INTERNATIONAL EQUITIES		430,710,470

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $638,875,692)		$1,126,626,271

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 4.290% (Cost $13,046)	13,046	13,046

TOTAL INVESTMENTS — (100.0%) (Cost $638,888,738)		$1,126,639,317

Summary of the Portfolio’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$1,126,626,271	—	—	$1,126,626,271
Temporary Cash Investments	13,046	—	—	13,046

Total Investments in Securities	$1,126,639,317	—	—	$1,126,639,317

See accompanying Notes to Financial Statements.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (57.3%)
U.S. Core Equity 2 Portfolio	4,653,859	$168,236,995

INTERNATIONAL EQUITIES — (42.7%)
International Core Equity 2 Portfolio	4,337,636	74,477,208
Emerging Markets Core Equity 2 Portfolio	2,145,939	50,730,015

TOTAL INTERNATIONAL EQUITIES		125,207,223

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $152,952,383)		$293,444,218

As of April 30, 2025, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CHF	410,000	USD	480,007	Bank of America Corp.	05/07/25	$16,871
DKK	2,679,000	USD	391,555	Citibank, N.A.	05/09/25	15,211
USD	9,774,214	HKD	75,749,000	Societe Generale	05/15/25	6,275
NOK	387,000	USD	35,281	Bank of America Corp.	05/19/25	1,918
NOK	4,985,000	USD	473,542	Citibank, N.A.	05/19/25	5,632
USD	14,588,355	JPY	2,072,071,000	HSBC Bank	05/27/25	55,518
NZD	16,000	USD	8,884	Citibank, N.A.	06/25/25	636
USD	1,022,535	EUR	899,000	Societe Generale	06/25/25	896
EUR	1,903,000	USD	2,089,597	UBS AG	06/25/25	74,004

Total Appreciation						$176,961

USD	5,052,233	CHF	4,528,000	State Street Bank and Trust	05/07/25	$(435,233)
USD	1,803,309	DKK	12,967,000	Bank of America Corp.	05/09/25	(165,535)
USD	244,110	CAD	338,000	Citibank, N.A.	05/12/25	(1,201)
USD	4,099,945	CAD	5,696,000	State Street Bank and Trust	05/12/25	(34,050)
USD	482,227	NOK	5,372,000	Bank of America Corp.	05/19/25	(34,146)
USD	642,563	SGD	842,000	Citibank, N.A.	05/19/25	(2,607)
USD	574,686	ILS	2,116,000	Bank of America Corp.	05/27/25	(7,079)
USD	1,859,739	SEK	17,965,000	HSBC Bank	05/27/25	(1,416)
USD	183,120	NZD	319,000	Citibank, N.A.	06/25/25	(6,681)
USD	19,788,394	EUR	18,311,000	Societe Generale	06/25/25	(1,020,532)
USD	7,692,561	GBP	5,798,000	Societe Generale	06/25/25	(36,051)
USD	3,901,386	AUD	6,102,000	Australia and New Zealand Bank	07/23/25	(10,957)

Total (Depreciation)						$(1,755,488)

Total Appreciation (Depreciation)						$(1,578,527)

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

As of April 30, 2025, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	12	06/20/25	$3,375,685	$3,352,200	$(23,485)

Total Futures Contracts			$3,375,685	$3,352,200	$(23,485)

Summary of the Portfolio’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$293,444,218	—	—	$293,444,218

Total Investments in Securities	$293,444,218	—	—	$293,444,218

Financial Instruments
Assets
Forward Currency Contracts**	—	$176,961	—	176,961
Liabilities
Forward Currency Contracts**	—	(1,755,488)	—	(1,755,488)
Futures Contracts**	(23,485)	—	—	(23,485)

Total Financial Instruments	$(23,485)	$(1,578,527)	—	$ (1,602,012)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Series	$5,143,700,112

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$5,143,700,112

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Small Cap Series	$3,370,606,239

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,370,606,239

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Dimensional Emerging Markets Value Fund	$10,733,310,385

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$10,733,310,385

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.5%)
BELGIUM — (0.0%)
	Titan Cement International SA (TITC BB)	210,081	$9,702,151
	Titan Cement International SA (TITC GA)	46,180	2,143,804

TOTAL BELGIUM			11,845,955

BRAZIL — (3.0%)
*	Allianca Saude e Participacoes SA	18,481	19,018
	Allied Tecnologia SA	113,340	139,999
	Allos SA	1,706,264	6,391,932
*	Allpark Empreendimentos Participacoes e Servicos SA	71,405	37,494
	Alupar Investimento SA	936,528	5,085,996
	Ambev SA (ABEV US), ADR	3,022,063	7,645,819
*	Ambipar Participacoes e Empreendimentos SA	18,840	405,008
	Anima Holding SA	1,802,879	1,013,398
	Armac Locacao Logistica E Servicos SA	137,000	105,735
	Atacadao SA	1,445,643	2,177,960
	Auren Energia SA	1,144,317	1,800,613
*	Automob Participacoes SA	2,069,028	98,436
	B3 SA - Brasil Bolsa Balcao	4,876,297	11,591,103
	Banco Bradesco SA (BBDC3 BZ)	1,944,390	4,190,178
	Banco BTG Pactual SA	841,892	5,653,508
	Banco do Brasil SA	4,126,307	21,034,521
	Banco Santander Brasil SA	665,927	3,463,902
	BB Seguridade Participacoes SA	1,578,154	11,893,544
	Bemobi Mobile Tech SA	255,078	849,938
*	Blau Farmaceutica SA	95,547	217,353

		Shares	Value»
BRAZIL — (Continued)
	Boa Safra Sementes SA	64,117	$116,707
	BR Advisory Partners Participacoes SA	4,200	10,879
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	402,218	1,501,102
*	Braskem SA, ADR, Class A	16,634	61,878
	Brava Energia	620,267	1,897,366
	BRF SA	5,598,634	22,393,944
	Brisanet Servicos de Telecomunicacoes SA	619,637	303,532
	C&A Modas SA	1,224,348	2,871,479
	Caixa Seguridade Participacoes SA	185,231	533,973
	Camil Alimentos SA	756,666	581,317
	CCR SA	3,387,542	8,028,412
	Centrais Eletricas Brasileiras SA	1,509,708	11,691,615
*	Cia Brasileira de Aluminio	805,427	557,752
*	Cia Brasileira de Distribuicao	2,024,695	1,509,116
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	806,780	16,190,616
	Cia de Saneamento de Minas Gerais Copasa MG	1,305,425	4,931,731
	Cia De Sanena Do Parana (SAPR11 BZ)	1,369,458	7,415,389
	Cia De Sanena Do Parana (SAPR3 BZ)	873,328	946,401
	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	308,388	582,853
	Cia Energetica de Minas Gerais (CMIG3 BZ)	1,257,688	3,377,385
	Cia Paranaense de Energia - Copel	1,753,488	3,225,715

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Cia Siderurgica Nacional SA (CSNA3 BZ)	3,113,810	$5,102,673
	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	2,722,363	4,573,570
	Cogna Educacao SA	11,761,424	5,346,903
	Cosan SA	1,749,208	2,394,888
	CPFL Energia SA	474,446	3,192,707
	Cruzeiro do Sul Educacional SA	916,175	660,274
	CSU Digital SA	215,633	652,391
	Cury Construtora e Incorporadora SA	768,620	3,731,264
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,834,683	8,014,201
Ω	Desktop SA	383,970	624,484
	Dexco SA	3,088,908	3,009,905
*	Diagnosticos da America SA	167,757	52,025
	Dimed SA Distribuidora da Medicamentos	551,444	892,004
	Direcional Engenharia SA	532,359	3,409,822
	EcoRodovias Infraestrutura e Logistica SA	1,233,547	1,436,745
*	Embraer SA (EMBR3 BZ)	656,049	7,504,771
*	Embraer SA (ERJ US), Sponsored ADR	905,779	41,611,487
	Empreendimentos Pague Menos SA	1,417,224	824,091
	Energisa SA	1,102,659	8,925,959
*	Eneva SA	2,358,433	5,614,377
	Engie Brasil Energia SA	575,061	4,212,274
	Equatorial Energia SA	2,747,240	17,819,072
	Eternit SA	362,800	288,954
	Even Construtora e Incorporadora SA	826,719	837,623
	Ez Tec Empreendimentos e Participacoes SA	770,701	1,803,460
	Fleury SA	1,511,130	3,458,866
	Fras-Le SA	247,175	1,273,516

		Shares	Value»
BRAZIL — (Continued)
	Gerdau SA, Sponsored ADR	2,486,838	$6,490,648
Ω	GPS Participacoes e Empreendimentos SA	1,048,098	2,788,698
	Grendene SA	1,022,040	1,001,303
*	Grupo Casas Bahia SA	449,813	431,175
	Grupo Mateus SA	2,180,031	2,957,849
	Grupo SBF SA	769,148	1,437,964
	Guararapes Confeccoes SA	666,928	956,590
*Ω	Hapvida Participacoes e Investimentos SA	13,957,871	5,705,974
*	Hidrovias do Brasil SA	2,700,839	1,441,995
	Hypera SA	1,347,320	5,726,255
	Iochpe Maxion SA	898,657	1,950,865
	Irani Papel e Embalagem SA	585,746	828,796
*	IRB-Brasil Resseguros SA	499,009	4,205,631
	Jalles Machado SA	902,487	636,097
	JBS SA	2,723,270	21,152,171
	JHSF Participacoes SA	2,633,767	2,380,770
	JSL SA	419,265	497,933
	Kepler Weber SA	902,276	1,192,404
	Klabin SA	5,155,277	16,832,556
	Lavvi Empreendimentos Imobiliarios SA	363,254	668,242
	Localiza Rent a Car SA	607,701	4,600,202
	LOG Commercial Properties e Participacoes SA	212,777	787,347
*	Log-in Logistica Intermodal SA	246,000	967,502
	Lojas Quero-Quero SA	1,706,808	830,073
	Lojas Renner SA	5,960,772	15,345,300
Ω	LWSA SA	2,721,331	1,731,056
	M Dias Branco SA	337,520	1,508,838
	Magazine Luiza SA	1,044,521	1,715,362
	Mahle Metal Leve SA	64,100	334,554
	Marcopolo SA	914,768	880,088
	Marfrig Global Foods SA	1,321,685	5,002,475
	Melnick Even Desenvolvimento Imobiliario SA	279,106	159,344

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Mills Locacao Servicos e Logistica SA	1,248,913	$2,235,880
*	Minerva SA	298,325	310,670
	Moura Dubeux Engenharia SA	371,393	1,077,175
	Movida Participacoes SA	1,364,346	1,699,678
*	MRV Engenharia e Participacoes SA	2,764,349	2,883,615
*	Multilaser Industrial SA	34,444	7,404
	Multiplan Empreendimentos Imobiliarios SA	507,125	2,300,097
	Natura & Co. Holding SA	2,539,725	4,255,885
	Neoenergia SA	522,028	2,106,454
*	Oceanpact Servicos Maritimos SA	218,384	208,566
	Odontoprev SA	1,559,568	2,934,933
*	Oncoclinicas do Brasil Servicos Medicos SA	363,909	387,946
*	Orizon Valorizacao de Residuos SA	187,973	1,624,309
	Pet Center Comercio e Participacoes SA	850,269	696,678
	Petroleo Brasileiro SA (PBR US), Sponsored ADR	297,124	3,354,530
	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	348,573	3,680,931
	Petroleo Brasileiro SA (PETR3 BZ)	16,003,488	90,378,543
	Petroreconcavo SA	1,271,651	2,877,104
	Plano & Plano Desenvolvimento Imobiliario SA	272,300	560,419
	Porto Seguro SA	1,165,320	9,032,788
*	Portobello SA	226,391	168,742
	Positivo Tecnologia SA	574,005	622,033
*	PRIO SA	3,045,920	18,092,555
*	Qualicorp Consultoria e Corretora de Seguros SA	795,661	288,814
	Raia Drogasil SA	3,977,882	13,906,448
Ω	Rede D’Or Sao Luiz SA	244,197	1,377,794
	Romi SA	403,722	651,629
	Rumo SA	734,564	2,511,043

		Shares	Value»
BRAZIL — (Continued)
	Santos Brasil Participacoes SA	2,688,054	$6,413,267
	Sao Carlos Empreendimentos e Participacoes SA	29,500	96,009
	Sao Martinho SA	1,342,496	4,615,225
	Sendas Distribuidora SA (ASAI US), ADR	112,571	914,077
	Sendas Distribuidora SA (ASAI3 BZ)	6,136,866	9,937,675
Ω	Ser Educacional SA	447,807	472,651
*	Serena Energia SA	690,768	1,192,836
*	Simpar SA	2,003,944	1,892,662
	SLC Agricola SA	1,162,573	4,054,048
	Smartfit Escola de Ginastica e Danca SA	831,023	3,580,260
	Suzano SA (SUZ US), Sponsored ADR	59,174	524,283
	Suzano SA (SUZB3 BZ)	2,400,104	21,179,565
	SYN prop e tech SA	253,734	226,231
	Tegma Gestao Logistica SA	242,109	1,521,300
	Telefonica Brasil SA (VIV US), ADR	78,887	765,993
	Telefonica Brasil SA (VIVT3 BZ)	1,052,385	5,153,305
	TIM SA	2,984,548	9,965,760
	TOTVS SA	831,630	5,512,792
	Transmissora Alianca de Energia Eletrica SA	1,334,922	8,449,186
	Tres Tentos Agroindustrial SA	377,234	1,076,833
	Trisul SA	450,379	552,344
	Tupy SA	635,515	2,402,015
	Ultrapar Participacoes SA (UGP US), Sponsored ADR	12,552	39,539
	Ultrapar Participacoes SA (UGPA3 BZ)	2,700,243	8,483,535
	Unifique Telecomunicacoes SA	1,011,374	696,805
	Unipar Carbocloro SA.	51,152	451,297
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	625,852	607,639
	Vale SA (VALE US), Sponsored ADR	1,040,592	9,687,911
	Vale SA (VALE3 BZ)	8,041,867	74,904,294

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	484,237	$2,111,815
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,403,024	1,216,334
Vibra Energia SA	5,125,738	16,979,970
Vittia Fertilizantes E Biologicos SA	27,695	25,376
Vivara Participacoes SA	391,000	1,523,309
Vulcabras SA	617,334	1,827,478
WEG SA	1,828,249	14,380,771
Wilson Sons SA	612,227	1,847,960
Wiz Co	348,603	366,715
XP, Inc., BDR	22,450	363,108
YDUQS Participacoes SA	1,869,748	4,708,016
* Zamp SA	1,577,644	872,894

TOTAL BRAZIL		824,784,726

CANADA — (0.0%)
China Gold International Resources Corp. Ltd. (2099 HK)	1,621,900	10,236,938

CHILE — (0.5%)
Aguas Andinas SA, Class A	11,435,461	4,225,694
Banco de Chile (BCH US), ADR	323,576	9,551,967
Banco de Chile (CHILE CI)	8,969,120	1,316,634
Banco de Credito e Inversiones SA	160,011	6,336,969
Banco Santander Chile (BSAC US), ADR	286,880	6,910,939
Besalco SA	2,741,825	2,128,274
BiceCorp SA	5,122,426	1,411,941
Camanchaca SA	49,415	2,080
* CAP SA	508,522	2,615,406
Cencosud SA	4,611,462	15,779,169
Cencosud Shopping SA	500,291	1,056,704
Cia Cervecerias Unidas SA (CCU CI)	146,267	1,123,004

		Shares	Value»
CHILE — (Continued)
	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	75,722	$1,152,489
	Cia Sud Americana de Vapores SA	41,057,236	2,267,733
*	Clinica Las Condes SA	371	5,289
	Colbun SA	24,643,007	3,851,470
	Cristalerias de Chile SA	59,157	183,189
	Embotelladora Andina SA, ADR, Class B	87,477	2,265,654
	Empresa Nacional de Telecomunicaciones SA	1,380,667	3,995,213
	Empresas CMPC SA	3,064,114	4,805,425
	Empresas Copec SA	721,761	4,954,585
*	Empresas Hites SA	743,911	63,637
	Enel Americas SA (ENELAM CI)	37,095,576	3,642,605
	Enel Chile SA (ENELCHIL CI)	45,932,753	3,250,108
	Enel Chile SA (ENIC US), ADR	24,772	86,702
	Engie Energia Chile SA	2,079,222	2,461,540
	Falabella SA	461,366	2,094,952
	Forus SA	455,509	1,093,733
	Grupo Security SA	103,018	28,764
	Instituto de Diagnostico SA	4,394	9,338
	Inversiones Aguas Metropolitanas SA	3,041,857	2,762,725
	Inversiones La Construccion SA	231,285	2,689,764
	Latam Airlines Group SA	34,221,452	540,306
	Latam Airlines Group SA, ADR	965	30,349
*	Masisa SA	3,525,317	50,633
	Molibdenos y Metales SA	84,693	348,829
	Multiexport Foods SA	3,567,240	954,074
	Parque Arauco SA	3,253,289	7,489,961
	PAZ Corp. SA	1,378,694	764,412
	Plaza SA	746,423	1,753,943
*	Ripley Corp. SA	6,301,473	2,913,522
	Salfacorp SA	3,575,127	2,552,341
	Sigdo Koppers SA	1,861,026	2,178,656
	SMU SA	14,749,085	2,889,412
	Sociedad Matriz SAAM SA	25,942,048	3,260,256

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	233,523	$7,986,487
*	Socovesa SA	1,574,885	118,089
	SONDA SA	4,051,364	1,636,821
	Vina Concha y Toro SA	2,982,249	3,697,537

TOTAL CHILE			133,289,324

CHINA — (24.4%)
	360 Security Technology, Inc., Class A	284,634	401,480
	361 Degrees International Ltd.	7,709,000	4,233,544
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	467,734	977,366
Ω	3SBio, Inc.	14,079,000	21,708,088
*	5I5J Holding Group Co. Ltd., Class A	1,991,800	867,961
	AAC Technologies Holdings, Inc.	5,947,000	28,468,047
	ABA Chemicals Corp., Class A	55,100	49,458
	Accelink Technologies Co. Ltd., Class A	38,635	229,680
*	ADAMA Ltd., Class A	264,600	225,657
*	Addsino Co. Ltd., Class A	335,800	315,797
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	4,480	116,289
	Advanced Technology & Materials Co. Ltd., Class A	528,400	815,006
*	AECC Aero Science & Technology Co. Ltd., Class A	170,400	576,688
	AECC Aero-Engine Control Co. Ltd., Class A	366,687	903,703
	AECC Aviation Power Co. Ltd., Class A	103,572	468,416
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	397,211	559,931

		Shares	Value»
CHINA — (Continued)
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	289,500	$684,193
#*	Agile Group Holdings Ltd.	11,990,465	698,714
*	Agora, Inc., ADR	92,804	304,397
	Agricultural Bank of China Ltd., Class H	65,020,460	39,676,565
	Aier Eye Hospital Group Co. Ltd., Class A	1,153,434	2,063,374
*	AIM Vaccine Co. Ltd.	99,400	42,130
#*Ω	AInnovation Technology Group Co. Ltd.	604,900	310,286
#*	Air China Ltd., Class H	4,218,000	2,512,890
	Aisino Corp., Class A	499,900	566,388
	Ajisen China Holdings Ltd.	4,413,000	436,545
Ω	AK Medical Holdings Ltd.	2,614,000	1,902,085
*Ω	Akeso, Inc.	1,459,000	16,178,155
	Alibaba Group Holding Ltd. (9988 HK)	23,663,866	353,302,151
	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	697,227	83,269,821
*	Alibaba Pictures Group Ltd.	83,220,000	5,435,632
#Ω	A-Living Smart City Services Co. Ltd.	4,887,750	1,893,988
	Allmed Medical Products Co. Ltd., Class A	350,800	388,444
	Aluminum Corp. of China Ltd., Class H	22,100,000	11,861,832
*	Amlogic Shanghai Co. Ltd., Class A	25,848	257,540
	Amoy Diagnostics Co. Ltd., Class A	199,606	570,941
	An Hui Wenergy Co. Ltd., Class A	414,139	417,988
*	ANE Cayman, Inc.	794,000	844,040
*	Angang Steel Co. Ltd., Class H	12,877,908	2,436,614
	Angel Yeast Co. Ltd., Class A	190,400	923,842
	Anhui Anfu Battery Technology Co. Ltd., Class A	106,562	387,775

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Anke Biotechnology Group Co. Ltd., Class A	401,600	$451,104
	Anhui Conch Cement Co. Ltd., Class H	3,215,500	9,058,255
	Anhui Construction Engineering Group Co. Ltd., Class A	650,516	412,275
	Anhui Expressway Co. Ltd., Class H	2,510,000	3,793,554
	Anhui Guangxin Agrochemical Co. Ltd., Class A	517,572	769,374
	Anhui Gujing Distillery Co. Ltd., Class A	55,302	1,251,908
	Anhui Heli Co. Ltd., Class A	408,400	892,014
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	1,008,957	968,694
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	326,795	842,416
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	548,700	405,433
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	89,100	448,054
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	1,286,280	947,869
	Anhui Jinhe Industrial Co. Ltd., Class A	210,782	722,020
	Anhui Kouzi Distillery Co. Ltd., Class A	180,428	884,745
*	Anhui Tatfook Technology Co. Ltd., Class A	465,600	717,303
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	495,948	565,880
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	606,400	707,892
	Anhui Xinbo Aluminum Co. Ltd., Class A	106,540	281,971

		Shares	Value»
CHINA — (Continued)
	Anhui Xinhua Media Co. Ltd., Class A	369,800	$356,721
	Anhui Yingjia Distillery Co. Ltd., Class A	116,021	701,660
	Anhui Yingliu Electromechanical Co. Ltd., Class A	351,400	956,732
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	911,000	2,274,227
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	49,921	1,271,073
	Anjoy Foods Group Co. Ltd., Class A	90,034	945,685
	Anker Innovations Technology Co. Ltd., Class A	91,130	1,118,318
	ANTA Sports Products Ltd.	4,172,400	49,300,314
	Anton Oilfield Services Group	21,156,000	2,614,267
*	Anyang Iron & Steel, Inc., Class A	424,900	107,851
	Aoshikang Technology Co. Ltd., Class A	176,500	604,853
	Aotecar New Energy Technology Co. Ltd., Class A	1,618,700	635,520
*	Aowei Holdings Ltd.	187,000	10,785
	Apeloa Pharmaceutical Co. Ltd., Class A	400,000	756,015
	ApicHope Pharmaceutical Group Co. Ltd.	208,590	1,145,262
	Appotronics Corp. Ltd., Class A	147,339	286,026
	APT Medical, Inc., Class A	17,024	976,380
	APT Satellite Holdings Ltd.	2,260,000	559,336
	Arcsoft Corp. Ltd., Class A	14,806	92,494
	Arctech Solar Holding Co. Ltd., Class A	34,945	224,841
*Ω	Ascletis Pharma, Inc.	929,000	756,602
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	246,500	973,826

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Asia Cement China Holdings Corp.	3,848,000	$1,123,786
#Ω	AsiaInfo Technologies Ltd.	1,446,800	1,745,397
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	429,000	508,872
	Asymchem Laboratories Tianjin Co. Ltd., Class A	44,860	505,695
	Aurisco Pharmaceutical Co. Ltd., Class A	90,800	259,995
	Autel Intelligent Technology Corp. Ltd., Class A	177,112	1,018,677
	Autobio Diagnostics Co. Ltd., Class A	70,755	374,944
	Avary Holding Shenzhen Co. Ltd., Class A	478,631	1,890,752
	AviChina Industry & Technology Co. Ltd., Class H	18,890,212	8,692,895
	Avicopter PLC, Class A	66,300	324,059
	Bafang Electric Suzhou Co. Ltd., Class A	91,827	339,114
Ω	BAIC Motor Corp. Ltd., Class H	17,726,500	4,357,541
*	Baidu, Inc. (9888 HK), Class A	1,474,900	16,263,740
*	Baidu, Inc. (BIDU US), Sponsored ADR	317,226	27,858,787
Ω	BAIOO Family Interactive Ltd.	7,872,000	491,289
#*Ω	Bairong, Inc.	416,000	417,346
	Baiyin Nonferrous Group Co. Ltd., Class A	1,710,100	639,607
	Bank of Beijing Co. Ltd., Class A	3,303,908	2,730,009
	Bank of Changsha Co. Ltd., Class A	1,177,447	1,468,896
	Bank of Chengdu Co. Ltd., Class A	1,314,600	3,075,206
	Bank of China Ltd., Class H	175,981,702	98,263,507
	Bank of Chongqing Co. Ltd., Class H	4,748,500	4,623,260

		Shares	Value»
CHINA — (Continued)
	Bank of Communications Co. Ltd., Class H	18,192,618	$15,908,693
*	Bank of Gansu Co. Ltd., Class H	80,000	2,382
	Bank of Guiyang Co. Ltd., Class A	1,072,300	852,900
	Bank of Hangzhou Co. Ltd., Class A	1,007,359	2,040,596
	Bank of Jiangsu Co. Ltd., Class A	4,424,360	6,193,512
	Bank of Nanjing Co. Ltd., Class A	2,535,196	3,638,092
	Bank of Ningbo Co. Ltd., Class A	1,555,049	5,121,517
Ω	Bank of Qingdao Co. Ltd., Class H	1,329,000	631,100
	Bank of Shanghai Co. Ltd., Class A	2,128,012	3,043,096
	Bank of Suzhou Co. Ltd., Class A	1,134,859	1,257,019
	Bank of Xi’an Co. Ltd., Class A	1,355,569	646,382
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	153,671	158,987
	Baoji Titanium Industry Co. Ltd., Class A	105,000	422,578
	Baoshan Iron & Steel Co. Ltd., Class A	4,977,937	4,682,669
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	939,200	578,226
	Baowu Magnesium Technology Co. Ltd., Class A	580,463	954,901
	Baoxiniao Holding Co. Ltd., Class A	1,033,152	543,431
*	Baoye Group Co. Ltd., Class H	1,540,440	887,654
*	Baozun, Inc. (9991 HK), Class A	21,000	17,949
*	Baozun, Inc. (BZUN US), Sponsored ADR	310,903	811,457
#	BBMG Corp., Class H	17,541,404	1,583,716
#*	Be Friends Holding Ltd.	1,402,000	147,261
	Bear Electric Appliance Co. Ltd., Class A	83,396	519,489

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beauty Farm Medical & Health Industry, Inc.	32,500	$66,968
	Befar Group Co. Ltd., Class A	1,117,900	628,984
	Beibuwan Port Co. Ltd., Class A	810,445	941,632
*	BeiGene Ltd. (6160 HK)	243,900	4,929,097
*	BeiGene Ltd. (BGNE US), ADR	5,202	1,351,532
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	36,000	60,068
	Beijing Balance Medical Technology Co. Ltd., Class A	14,219	219,568
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	78,862	285,072
*	Beijing Capital Development Co. Ltd., Class A	1,438,000	469,427
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	4,216,630	1,835,285
*	Beijing Capital International Airport Co. Ltd., Class H	13,942,000	5,025,976
	Beijing Changjiu Logistics Corp., Class A	82,900	85,007
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	418,000	502,174
*	Beijing Compass Technology Development Co. Ltd., Class A	11,282	91,545
*	Beijing Cuiwei Tower Co. Ltd., Class A	313,600	364,785
	Beijing Dabeinong Technology Group Co. Ltd., Class A	639,200	358,909
	Beijing Dahao Technology Corp. Ltd., Class A	184,980	337,868

		Shares	Value»
CHINA — (Continued)
	Beijing Easpring Material Technology Co. Ltd., Class A	151,000	$786,507
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	7,400	22,712
	Beijing Energy International Holding Co. Ltd.	2,276,000	296,511
	Beijing Enterprises Water Group Ltd.	30,656,469	9,682,853
	Beijing Fengjing Automotive Parts Co. Ltd.	1,065,900	526,950
	Beijing Gehua CATV Network Co. Ltd., Class A	794,800	788,297
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	1,015,928	756,832
*	Beijing Haixin Energy Technology Co. Ltd., Class A	1,382,656	553,820
	Beijing Haohua Energy Resource Co. Ltd., Class A	1,196,720	1,190,176
*	Beijing Health Holdings Ltd.	13,284,000	141,913
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	18,987	379,557
*	Beijing Jetsen Technology Co. Ltd., Class A	1,474,891	1,074,043
	Beijing Jingneng Clean Energy Co. Ltd., Class H	7,352,000	2,263,653
	Beijing Jingyuntong Technology Co. Ltd., Class A	1,375,770	450,505
	Beijing Kingsoft Office Software, Inc., Class A	19,457	790,396
*	Beijing Leike Defense Technology Co. Ltd., Class A	613,000	363,636
	Beijing New Building Materials PLC, Class A	397,679	1,533,216

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing North Star Co. Ltd., Class H	5,184,000	$460,743
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	583,055	791,012
	Beijing Oriental Jicheng Co. Ltd., Class A	83,200	303,935
	Beijing Originwater Technology Co. Ltd., Class A	664,873	406,024
*	Beijing Philisense Technology Co. Ltd., Class A	709,200	510,555
	Beijing Relpow Technology Co. Ltd., Class A	161,142	311,597
	Beijing Roborock Technology Co. Ltd., Class A	31,413	838,703
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	167,814	397,693
	Beijing Sanyuan Foods Co. Ltd., Class A	765,200	459,665
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	22,886	25,551
	Beijing Shiji Information Technology Co. Ltd., Class A	165,909	190,398
	Beijing Shougang Co. Ltd., Class A	1,391,400	691,283
*	Beijing Shunxin Agriculture Co. Ltd., Class A	257,200	564,055
	Beijing Sifang Automation Co. Ltd., Class A	137,800	327,283
	Beijing Sinnet Technology Co. Ltd., Class A	563,510	1,122,995
*	Beijing Sinohytec Co. Ltd., Class H	13,340	39,067
	Beijing SL Pharmaceutical Co. Ltd., Class A	514,965	456,086

		Shares	Value»
CHINA — (Continued)
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	984,245	$479,271
	Beijing Strong Biotechnologies, Inc., Class A	370,505	713,756
	Beijing SuperMap Software Co. Ltd., Class A	150,100	287,734
*	Beijing Teamsun Technology Co. Ltd., Class A	290,880	364,374
*	Beijing Thunisoft Corp. Ltd., Class A	495,900	547,385
	Beijing Tiantan Biological Products Corp. Ltd., Class A	265,844	698,507
	Beijing Tong Ren Tang Co. Ltd., Class A	161,472	809,877
	Beijing Ultrapower Software Co. Ltd., Class A	652,700	983,098
	Beijing United Information Technology Co. Ltd., Class A	343,074	1,118,115
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	1,744,000	309,307
	Beijing Wandong Medical Technology Co. Ltd., Class A	104,000	251,122
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	20,598	185,618
*	Beijing Watertek Information Technology Co. Ltd., Class A	862,743	436,175
	Beijing Yanjing Brewery Co. Ltd., Class A	768,500	1,374,543
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	90,507	651,432

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	451,405	$651,958
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,539,352	5,225,500
*	Beiqi Foton Motor Co. Ltd., Class A	3,112,600	1,123,606
*	Bengang Steel Plates Co. Ltd., Class A	657,918	338,539
	Best Pacific International Holdings Ltd.	1,492,000	465,850
	Bestore Co. Ltd., Class A	257,452	418,024
*	Bestway Marine & Energy Technology Co. Ltd., Class A	839,200	682,481
	Bethel Automotive Safety Systems Co. Ltd., Class A	98,700	784,530
	Betta Pharmaceuticals Co. Ltd., Class A	58,656	409,215
	Beyondsoft Corp., Class A	221,300	401,255
	BGI Genomics Co. Ltd., Class A	91,500	607,422
	Biem.L.Fdlkk Garment Co. Ltd., Class A	424,400	964,946
	Binhai Investment Co. Ltd.	1,401,053	193,357
	Binjiang Service Group Co. Ltd.	411,000	1,419,890
	Black Peony Group Co. Ltd., Class A	623,982	448,373
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	44,950	302,129
#Ω	Blue Moon Group Holdings Ltd.	1,854,500	912,271
*	Blue Sail Medical Co. Ltd., Class A	592,028	411,371
	Bluestar Adisseo Co., Class A	266,700	352,375
	BOC International China Co. Ltd., Class A	334,200	454,314
*	BOE HC SemiTek Corp.	581,200	529,243
	BOE Technology Group Co. Ltd., Class A	9,193,679	4,862,258

		Shares	Value»
CHINA — (Continued)
	BOE Varitronix Ltd.	2,147,000	$1,508,832
*	Bohai Leasing Co. Ltd., Class A	1,919,585	833,938
	Bomin Electronics Co. Ltd., Class A	226,700	233,997
	Bosideng International Holdings Ltd.	24,350,157	12,599,994
	BOTH Engineering Technology Co. Ltd., Class A	99,800	146,474
#	Boyaa Interactive International Ltd.	1,079,000	630,346
	Bright Dairy & Food Co. Ltd., Class A	612,869	697,155
	BrightGene Bio-Medical Technology Co. Ltd., Class A	48,355	324,023
*	Brii Biosciences Ltd.	186,500	46,798
#	Brilliance China Automotive Holdings Ltd.	20,104,000	7,115,814
	Bros Eastern Co. Ltd., Class A	188,700	128,849
	B-Soft Co. Ltd., Class A	466,615	365,969
	BTG Hotels Group Co. Ltd., Class A	517,771	1,021,054
	BYD Co. Ltd., Class H	2,014,800	95,695,359
	By-health Co. Ltd., Class A	228,829	346,506
*	C C Land Holdings Ltd.	13,761,530	2,290,606
	C&D International Investment Group Ltd.	3,840,030	8,031,121
	C&D Property Management Group Co. Ltd.	1,295,000	422,698
	C&S Paper Co. Ltd., Class A	624,190	567,298
	Caitong Securities Co. Ltd., Class A	800,190	803,964
#*Ω	CALB Group Co. Ltd.	36,800	77,886
	Camel Group Co. Ltd., Class A	968,500	1,119,834
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	872,668	414,961
	Canmax Technologies Co. Ltd., Class A	316,080	775,787

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Canny Elevator Co. Ltd., Class A	538,800	$537,577
#*Ω	CanSino Biologics, Inc., Class H	47,800	208,759
	Canvest Environmental Protection Group Co. Ltd.	2,812,000	1,724,372
*	Capital Environment Holdings Ltd.	13,364,000	131,179
	Castech, Inc., Class A	179,157	854,307
	Cathay Biotech, Inc., Class A	46,659	333,966
Ω	Cathay Group Holdings, Inc.	126,000	22,787
	CCCC Design & Consulting Group Co. Ltd., Class A	478,400	513,161
	CCS Supply Chain Management Co. Ltd., Class A	651,300	382,631
	CECEP Solar Energy Co. Ltd., Class A	1,393,500	827,932
	CECEP Wind-Power Corp., Class A	1,906,790	753,775
	Center International Group Co. Ltd., Class A	141,500	193,260
	Central China Land Media Co. Ltd., Class A	379,543	648,063
*††	Central China Management Co. Ltd.	6,510,074	16,788
	Central China New Life Ltd.	2,033,000	350,225
#	Central China Securities Co. Ltd., Class H	5,955,000	1,096,290
*	CETC Chips Technology, Inc., Class A	132,200	218,251
	CETC Cyberspace Security Technology Co. Ltd., Class A	104,700	217,039
	CETC Digital Technology Co. Ltd., Class A	277,865	921,679
#	CGN New Energy Holdings Co. Ltd.	13,556,000	3,984,131

		Shares	Value»
CHINA — (Continued)
*	CGN Nuclear Technology Development Co. Ltd., Class A	518,900	$499,724
Ω	CGN Power Co. Ltd., Class H	24,536,000	7,810,127
	Changchun Faway Automobile Components Co. Ltd., Class A	516,810	669,931
	Changchun High-Tech Industry Group Co. Ltd., Class A	93,118	1,127,580
	Changchun UP Optotech Co. Ltd., Class A	63,500	331,407
	Changhong Meiling Co. Ltd., Class A	751,700	776,256
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	525,125	230,046
	Changjiang Publishing & Media Co. Ltd., Class A	694,600	915,156
	Changjiang Securities Co. Ltd., Class A	1,004,899	888,256
	Changshu Fengfan Power Equipment Co. Ltd., Class A	526,650	300,027
*	ChangYuan Technology Group Ltd., Class A	433,400	205,918
	Changzheng Engineering Technology Co. Ltd., Class A	197,700	456,277
	Changzhou Qianhong Biopharma Co. Ltd., Class A	651,000	545,138
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51,220	935,777
*	Chanjet Information Technology Co. Ltd., Class H	50,100	43,247
	Chaoju Eye Care Holdings Ltd.	861,500	297,039
	Chaowei Power Holdings Ltd.	4,415,000	756,166

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chaozhou Three-Circle Group Co. Ltd., Class A	150,173	$710,989
Ω	Cheerwin Group Ltd.	503,000	148,789
*	Chen Lin Education Group Holdings Ltd.	628,000	110,626
	Cheng De Lolo Co. Ltd., Class A	708,900	914,572
	Chengdu ALD Aviation Manufacturing Corp., Class A	49,720	121,054
	Chengdu B-Ray Media Co. Ltd., Class A	378,300	232,274
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	249,430	451,258
	Chengdu Galaxy Magnets Co. Ltd., Class A	60,900	205,800
	Chengdu Guibao Science & Technology Co. Ltd., Class A	187,200	473,645
	Chengdu Hi-tech Development Co. Ltd., Class A	59,400	381,016
	Chengdu Hongqi Chain Co. Ltd., Class A	915,900	717,406
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	430,741	1,655,576
	Chengdu Kanghua Biological Products Co. Ltd., Class A	84,825	588,607
	Chengdu Leejun Industrial Co. Ltd., Class A	511,700	460,173
	Chengdu Spaceon Electronics Co. Ltd., Class A	32,448	59,451
	Chengdu Wintrue Holding Co. Ltd., Class A	602,800	690,664
	Chengdu Xingrong Environment Co. Ltd., Class A	686,192	670,053

		Shares	Value»
CHINA — (Continued)
	Chengtun Mining Group Co. Ltd., Class A	520,300	$385,846
	Chenguang Biotech Group Co. Ltd., Class A	305,646	453,836
*	Chengxin Lithium Group Co. Ltd., Class A	264,600	408,358
	Chengzhi Co. Ltd., Class A	351,800	365,927
	Chifeng Jilong Gold Mining Co. Ltd., Class A	540,200	1,963,357
*	Chiho Environmental Group Ltd.	602,000	33,377
	China Aircraft Leasing Group Holdings Ltd.	1,894,500	1,003,988
*	China Anchu Energy Storage Group Ltd.	946,000	24,639
	China Animal Husbandry Industry Co. Ltd., Class A	477,500	438,640
	China Automotive Engineering Research Institute Co. Ltd., Class A	415,200	1,085,300
	China Baoan Group Co. Ltd., Class A	719,012	765,979
	China Bester Group Telecom Co. Ltd., Class A	40,690	129,321
	China BlueChemical Ltd., Class H	13,925,122	3,390,355
*Ω	China Bohai Bank Co. Ltd., Class H	6,992,000	820,886
*	China Boton Group Co. Ltd.	172,000	35,300
	China CAMC Engineering Co. Ltd., Class A	670,993	732,183
#	China Chunlai Education Group Co. Ltd.	735,000	398,642
#	China Cinda Asset Management Co. Ltd., Class H	74,505,000	9,504,037
	China CITIC Bank Corp. Ltd., Class H	28,167,607	22,278,498
*Ω	China CITIC Financial Asset Management Co. Ltd., Class H	21,948,000	2,074,187

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	China Coal Energy Co. Ltd., Class H	11,418,168	$11,797,353
	China Coal Xinji Energy Co. Ltd., Class A	720,500	663,692
	China Communications Services Corp. Ltd., Class H	18,417,327	9,591,745
	China Conch Environment Protection Holdings Ltd.	10,016,000	692,316
#	China Conch Venture Holdings Ltd.	10,350,500	10,623,434
	China Construction Bank Corp., Class H	239,928,302	197,083,794
	China CSSC Holdings Ltd., Class A	181,178	730,659
	China CYTS Tours Holding Co. Ltd., Class A	514,300	688,337
#	China Datang Corp. Renewable Power Co. Ltd., Class H	14,456,000	4,039,672
	China Design Group Co. Ltd., Class A	677,445	697,121
#Ω	China Development Bank Financial Leasing Co. Ltd., Class H	11,022,000	1,689,278
	China Dongxiang Group Co. Ltd.	17,900,888	912,660
#Ω	China East Education Holdings Ltd.	4,307,500	3,261,819
#*	China Eastern Airlines Corp. Ltd., Class H	7,706,000	2,294,019
#	China Education Group Holdings Ltd.	8,546,012	2,685,133
	China Electronics Huada Technology Co. Ltd.	5,610,000	1,004,195
	China Electronics Optics Valley Union Holding Co. Ltd.	6,460,000	163,198
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	6,250,000	795,961

		Shares	Value»
CHINA — (Continued)
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	7,215,075	$2,184,688
	China Enterprise Co. Ltd., Class A	1,069,001	410,558
	China Everbright Bank Co. Ltd., Class H	7,117,000	3,090,351
Ω	China Everbright Greentech Ltd.	1,282,000	117,236
*	China Express Airlines Co. Ltd., Class A	627,600	630,124
Ω	China Feihe Ltd.	22,624,000	17,096,855
	China Film Co. Ltd., Class A	445,400	627,920
*	China First Heavy Industries Co. Ltd., Class A	1,603,900	569,848
	China Foods Ltd.	8,380,000	3,348,953
	China Galaxy Securities Co. Ltd., Class H	13,405,000	12,177,517
	China Gas Holdings Ltd.	20,241,748	18,301,235
#*	China Glass Holdings Ltd.	3,692,000	113,145
	China Great Wall Securities Co. Ltd., Class A	583,600	621,124
*	China Greatwall Technology Group Co. Ltd., Class A	198,200	399,415
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	617,905	729,181
	China Haisum Engineering Co. Ltd., Class A	157,400	207,529
	China Hanking Holdings Ltd.	4,987,000	704,623
	China Harmony Auto Holding Ltd.	5,879,000	480,975
*	China High Speed Railway Technology Co. Ltd., Class A	1,255,792	466,132
#*	China High Speed Transmission Equipment Group Co. Ltd.	3,938,000	421,139
	China Hongqiao Group Ltd.	15,098,000	27,101,128

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	China International Capital Corp. Ltd., Class H	4,155,600	$7,148,408
	China International Marine Containers Group Co. Ltd., Class H	5,665,540	3,559,072
	China Isotope & Radiation Corp.	283,200	410,397
	China Jushi Co. Ltd., Class A	858,407	1,385,435
	China Kepei Education Group Ltd.	3,464,000	590,514
	China Kings Resources Group Co. Ltd., Class A	135,550	426,221
	China Leadshine Technology Co. Ltd., Class A	119,900	787,232
	China Lesso Group Holdings Ltd.	11,143,000	5,932,363
	China Life Insurance Co. Ltd., Class H	5,744,000	10,497,708
	China Lilang Ltd.	3,609,000	1,737,550
*Ω	China Literature Ltd.	1,809,000	6,281,678
*	China Longevity Group Co. Ltd.	893,399	1,152
	China Longyuan Power Group Corp. Ltd., Class H	7,481,000	5,909,828
*	China Maple Leaf Educational Systems Ltd.	12,386,000	558,589
	China Medical System Holdings Ltd.	9,950,800	10,620,888
	China Meheco Group Co. Ltd., Class A	528,901	738,477
#	China Meidong Auto Holdings Ltd.	4,666,000	1,249,230
	China Mengniu Dairy Co. Ltd.	11,226,000	27,960,045
	China Merchants Bank Co. Ltd., Class H	15,816,646	86,274,126
	China Merchants Energy Shipping Co. Ltd., Class A	2,507,196	2,017,396

		Shares	Value»
CHINA — (Continued)
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	249,300	$440,531
	China Merchants Land Ltd.	12,962,000	369,329
	China Merchants Property Operation & Service Co. Ltd., Class A	821,900	1,334,597
Ω	China Merchants Securities Co. Ltd., Class H	958,460	1,453,663
#*††	China Metal Recycling Holdings Ltd.	1,955,133	0
	China Minsheng Banking Corp. Ltd., Class H	14,439,960	6,776,087
#	China Modern Dairy Holdings Ltd.	22,979,000	3,020,706
	China National Accord Medicines Corp. Ltd., Class A	227,229	767,642
#	China National Building Material Co. Ltd., Class H	17,948,616	8,703,207
	China National Chemical Engineering Co. Ltd., Class A	1,312,300	1,364,056
	China National Electric Apparatus Research Institute Co. Ltd., Class A	83,508	275,665
	China National Gold Group Gold Jewellery Co. Ltd., Class A	679,583	769,292
	China National Medicines Corp. Ltd., Class A	216,482	864,120
	China National Nuclear Power Co. Ltd., Class A	4,248,021	5,400,814
*	China National Software & Service Co. Ltd., Class A	9,200	57,635
Ω	China New Higher Education Group Ltd.	9,852,457	1,067,825

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	899,800	$573,139
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	382,818	1,227,847
*	China Nuclear Energy Technology Corp. Ltd.	1,180,000	51,770
*	China Oil & Gas Group Ltd.	33,760,000	594,152
	China Oilfield Services Ltd., Class H	10,982,000	8,588,040
	China Oriental Group Co. Ltd.	10,070,000	1,599,777
	China Overseas Property Holdings Ltd.	9,261,344	6,431,997
	China Pacific Insurance Group Co. Ltd., Class H	9,297,465	25,296,211
	China Petroleum & Chemical Corp., Class H	76,532,400	39,067,592
	China Petroleum Engineering Corp., Class A	162,800	68,604
	China Publishing & Media Co. Ltd., Class A	809,193	704,573
#	China Qinfa Group Ltd.	258,000	36,224
	China Railway Group Ltd., Class H	10,304,000	4,433,460
	China Railway Hi-tech Industry Co. Ltd., Class A	780,700	784,530
	China Railway Materials Co. Ltd., Class A	1,513,500	520,600
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,008,000	2,013,969
	China Railway Tielong Container Logistics Co. Ltd., Class A	1,063,200	823,359
*	China Rare Earth Holdings Ltd.	9,802,399	486,044

		Shares	Value»
CHINA — (Continued)
	China Reinsurance Group Corp., Class H	24,878,000	$2,885,028
	China Resource & Environment Co. Ltd., Class A	410,300	250,022
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	196,700	719,076
	China Resources Building Materials Technology Holdings Ltd.	18,376,946	3,877,195
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	379,554	986,376
	China Resources Gas Group Ltd.	5,391,100	15,059,502
	China Resources Land Ltd.	11,783,610	39,647,218
	China Resources Medical Holdings Co. Ltd.	7,900,000	3,719,059
	China Resources Microelectronics Ltd., Class A	48,115	305,285
Ω	China Resources Mixc Lifestyle Services Ltd.	2,217,800	10,624,772
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	321,860	1,822,989
#	China Risun Group Ltd.	9,680,000	3,127,447
*	China Ruifeng Renewable Energy Holdings Ltd.	652,400	42,117
#*	China Ruyi Holdings Ltd.	23,744,000	6,240,374
#*	China Sanjiang Fine Chemicals Co. Ltd.	6,240,000	1,438,007
*	China Shanshui Cement Group Ltd.	80,000	5,630
Ω	China Shengmu Organic Milk Ltd.	6,000,000	135,260
	China Shenhua Energy Co. Ltd., Class H	11,838,000	44,488,937

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Shineway Pharmaceutical Group Ltd.	2,716,000	$2,534,743
	China South Publishing & Media Group Co. Ltd., Class A	340,934	668,786
*	China Southern Airlines Co. Ltd., Class H	8,588,000	3,526,971
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	804,519	476,430
	China Southern Power Grid Technology Co. Ltd., Class A	43,731	172,934
	China Starch Holdings Ltd.	19,565,000	450,929
	China State Construction Development Holdings Ltd.	3,722,000	786,625
	China State Construction Engineering Corp. Ltd., Class A	7,859,092	5,963,284
	China State Construction International Holdings Ltd.	15,964,000	23,531,328
*	China Sunshine Paper Holdings Co. Ltd.	5,651,500	1,428,437
#	China Suntien Green Energy Corp. Ltd., Class H	10,087,000	5,391,426
	China Testing & Certification International Group Co. Ltd., Class A	417,388	355,140
	China Tianying, Inc., Class A	842,156	489,194
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	129,100	873,789
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	62,517	545,709

		Shares	Value»
CHINA — (Continued)
Ω	China Tower Corp. Ltd., Class H	21,418,000	$31,023,474
	China TransInfo Technology Co. Ltd., Class A	418,842	528,173
	China Tungsten & Hightech Materials Co. Ltd., Class A	754,160	992,745
#*	China Vanke Co. Ltd., Class H	8,521,976	5,842,040
#	China Water Affairs Group Ltd.	5,352,000	4,120,593
	China West Construction Group Co. Ltd., Class A	834,500	653,355
	China World Trade Center Co. Ltd., Class A	243,400	730,047
	China XD Electric Co. Ltd., Class A	691,300	591,446
	China Yangtze Power Co. Ltd., Class A	2,583,803	10,492,127
#	China Yongda Automobiles Services Holdings Ltd.	9,180,000	2,926,651
#*Ω	China Youran Dairy Group Ltd.	1,780,000	542,775
*Ω	China Yuhua Education Corp. Ltd.	16,216,000	626,924
	China Zhenhua Group Science & Technology Co. Ltd., Class A	108,700	767,830
	China Zheshang Bank Co. Ltd., Class H	1,699,599	574,625
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	262,500	263,961
	Chinasoft International Ltd.	18,842,000	12,009,173
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	481,672	696,062
	Chongqing Brewery Co. Ltd., Class A	109,300	869,026

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value»
CHINA — (Continued)
Chongqing Changan Automobile Co. Ltd., Class A	1,873,998	$3,165,021
Chongqing Chuanyi Automation Co. Ltd., Class A	278,349	782,163
Chongqing Department Store Co. Ltd., Class A	244,221	1,067,487
Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	621,385	810,094
Chongqing Fuling Zhacai Group Co. Ltd., Class A	452,930	817,755
Chongqing Gas Group Corp. Ltd., Class A	759,500	571,553
Chongqing Machinery & Electric Co. Ltd., Class H	3,385,962	403,630
Chongqing Pharscin Pharmaceutical Co. Ltd., Class A	21,400	41,626
Chongqing Port Co. Ltd., Class A	1,174,600	858,947
Chongqing Road & Bridge Co. Ltd., Class A	418,600	305,262
Chongqing Rural Commercial Bank Co. Ltd., Class H	16,086,000	12,349,925
Chongqing Sanfeng Environment Group Corp. Ltd., Class A	1,263,600	1,425,857
Chongqing Taiji Industry Group Co. Ltd., Class A	254,400	721,643
Chongqing Zhifei Biological Products Co. Ltd., Class A	311,767	811,066
Chongqing Zongshen Power Machinery Co. Ltd., Class A	90,702	263,052
Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	750,100	687,442
Chow Tai Seng Jewellery Co. Ltd., Class A	524,089	939,583
CIG Shanghai Co. Ltd., Class A	110,000	514,463

		Shares	Value»
CHINA — (Continued)
	CIMC Enric Holdings Ltd.	5,994,000	$4,700,764
	Cisen Pharmaceutical Co. Ltd., Class A	335,600	620,646
	CITIC Heavy Industries Co. Ltd., Class A	617,700	372,119
	CITIC Resources Holdings Ltd.	21,508,000	983,678
	CITIC Securities Co. Ltd., Class H	4,231,650	10,458,644
	City Development Environment Co. Ltd., Class A	506,640	938,766
#*	Citychamp Watch & Jewellery Group Ltd.	9,144,000	541,223
*	ClouDr Group Ltd.	28,900	4,039
#*	CMGE Technology Group Ltd.	9,486,000	408,436
	CMOC Group Ltd., Class H	14,985,000	11,764,336
	CMST Development Co. Ltd., Class A	1,217,100	984,210
*	CNFinance Holdings Ltd., ADR	22,412	17,006
	CNGR Advanced Material Co. Ltd., Class A	173,599	754,601
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	848,073	476,853
	CNOOC Energy Technology & Services Ltd., Class A	2,600,600	1,421,936
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	706,190	681,720
*	COFCO Biotechnology Co. Ltd., Class A	524,083	394,658
	COFCO Capital Holdings Co. Ltd., Class A	67,300	109,947
#*	COFCO Joycome Foods Ltd.	20,975,000	3,942,416
	COFCO Sugar Holding Co. Ltd., Class A	780,453	998,359
	Cofoe Medical Technology Co. Ltd., Class A	91,950	423,959

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	COL Group Co. Ltd., Class A	32,800	$97,755
#*	Comba Telecom Systems Holdings Ltd.	13,034,000	2,461,444
	Concord New Energy Group Ltd.	54,355,909	3,291,954
	Consun Pharmaceutical Group Ltd.	3,334,000	3,970,553
	Contec Medical Systems Co. Ltd., Class A	22,900	42,898
	Contemporary Amperex Technology Co. Ltd., Class A	923,820	29,537,854
	Continental Aerospace Technologies Holding Ltd.	16,594,207	231,772
*	Coolpad Group Ltd.	20,470,000	44,870
	COSCO SHIPPING Development Co. Ltd., Class H	26,543,300	3,005,831
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	8,226,000	6,524,337
	COSCO SHIPPING Holdings Co. Ltd., Class H	14,681,349	22,154,674
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,626,000	2,198,572
	COSCO SHIPPING Ports Ltd.	10,044,373	5,199,197
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	489,600	396,002
	COSCO SHIPPING Technology Co. Ltd., Class A	122,000	238,136
	CQ Pharmaceutical Holding Co. Ltd., Class A	1,145,354	765,261
*	Crazy Sports Group Ltd.	16,280,600	166,505
	CRRC Corp. Ltd., Class H	7,286,000	4,496,553
	Crystal Clear Electronic Material Co. Ltd., Class A	255,766	304,076

		Shares	Value»
CHINA — (Continued)
Ω	CSC Financial Co. Ltd., Class H	892,500	$1,009,836
	CSG Holding Co. Ltd., Class A	1,475,396	963,008
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	105,257	607,551
	CSSC Science & Technology Co. Ltd., Class A	209,600	336,404
	CTS International Logistics Corp. Ltd., Class A	1,080,550	912,397
	Cybrid Technologies, Inc., Class A	117,700	150,236
	Daan Gene Co. Ltd., Class A	385,180	298,589
*	Dada Nexus Ltd., ADR	58,015	110,809
	Dajin Heavy Industry Co. Ltd., Class A	267,400	1,015,884
	Dalian Bio-Chem Co. Ltd., Class A	84,672	330,730
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	1,594,163	1,316,186
#	Dalipal Holdings Ltd.	1,812,000	1,930,288
	Daqin Railway Co. Ltd., Class A	2,784,238	2,484,900
	Dashang Co. Ltd., Class A	266,975	920,521
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	378,956	986,851
#	Datang International Power Generation Co. Ltd., Class H	12,070,000	2,876,027
*	Datang Telecom Technology Co. Ltd., Class A	244,900	264,511
	Dawnrays Pharmaceutical Holdings Ltd.	5,718,982	853,736
	Dazhong Transportation Group Co. Ltd., Class A	576,400	455,039
	DBG Technology Co. Ltd., Class A	93,756	319,502

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	DeHua TB New Decoration Materials Co. Ltd., Class A	542,283	$770,107
	Deppon Logistics Co. Ltd., Class A	455,000	812,099
*	Dezhan Healthcare Co. Ltd., Class A	1,012,400	414,227
	DHC Software Co. Ltd., Class A	697,312	946,151
	Dian Diagnostics Group Co. Ltd., Class A	408,879	789,445
	Digital China Group Co. Ltd., Class A	264,025	1,486,794
#	Digital China Holdings Ltd.	3,891,000	1,234,310
	Digital China Information Service Group Co. Ltd., Class A	222,757	328,047
*	Dingdang Health Technology Group Ltd.	254,000	11,475
	Dirui Industrial Co. Ltd., Class A	72,900	130,492
	Do-Fluoride New Materials Co. Ltd., Class A	250,151	400,539
	Dong-E-E-Jiao Co. Ltd., Class A	132,743	993,303
	Dongfang Electric Corp. Ltd., Class H	1,409,200	1,923,467
	Dongfang Electronics Co. Ltd., Class A	347,053	456,034
	Dongfeng Electronic Technology Co. Ltd., Class A	163,230	299,008
#	Dongfeng Motor Group Co. Ltd., Class H	16,158,000	8,943,335
	Dongguan Aohai Technology Co. Ltd., Class A	125,740	643,380
	Dongguan Development Holdings Co. Ltd., Class A	289,900	410,985
	Dongguan Yutong Optical Technology Co. Ltd., Class A	146,800	433,167

		Shares	Value»
CHINA — (Continued)
	Donghua Testing Technology Co. Ltd., Class A	36,300	$205,582
*	Dongjiang Environmental Co. Ltd., Class H	609,195	141,441
	Dongxing Securities Co. Ltd., Class A	581,155	802,585
#	Dongyue Group Ltd.	13,139,000	15,505,707
	Double Medical Technology, Inc., Class A	16,600	84,592
	DouYu International Holdings Ltd., ADR	67,516	502,992
	Dynagreen Environmental Protection Group Co. Ltd., Class H	2,883,000	1,623,238
	Eaglerise Electric & Electronic China Co. Ltd., Class A	320,800	678,869
#*Ω	East Buy Holding Ltd.	1,421,000	2,212,282
	East Money Information Co. Ltd., Class A	564,830	1,602,101
	Eastcompeace Technology Co. Ltd., Class A	156,200	210,445
	Easyhome New Retail Group Co. Ltd., Class A	2,085,200	947,277
#	E-Commodities Holdings Ltd.	12,338,000	1,303,315
	Ecovacs Robotics Co. Ltd., Class A	66,292	469,872
	Edan Instruments, Inc., Class A	254,388	408,766
	Edifier Technology Co. Ltd., Class A	272,800	488,288
	Edvantage Group Holdings Ltd.	3,152,088	569,227
#	EEKA Fashion Holdings Ltd.	2,096,500	2,014,062
	EIT Environmental Development Group Co. Ltd., Class A	145,919	317,750
	Electric Connector Technology Co. Ltd., Class A	162,850	1,076,853
*††	Elion Energy Co. Ltd., Class A	1,910,265	76,276

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	EmbedWay Technologies Shanghai Corp., Class A	57,300	$200,530
	ENN Energy Holdings Ltd.	2,716,000	21,441,128
	ENN Natural Gas Co. Ltd., Class A	662,095	1,801,677
	Eoptolink Technology, Inc. Ltd., Class A	98,044	1,233,000
	Era Co. Ltd., Class A	762,200	417,859
	Espressif Systems Shanghai Co. Ltd., Class A	10,625	319,952
#	Essex Bio-technology Ltd.	1,703,000	988,344
	Eternal Asia Supply Chain Management Ltd., Class A	715,400	478,037
	EVA Precision Industrial Holdings Ltd.	10,390,516	1,009,076
	Eve Energy Co. Ltd., Class A	220,597	1,248,518
	Ever Sunshine Services Group Ltd.	5,654,000	1,378,750
Ω	Everbright Securities Co. Ltd., Class H	878,200	765,694
	Excellence Commercial Property & Facilities Management Group Ltd.	656,000	113,225
	Explosive Co. Ltd., Class A	184,900	309,545
	Eyebright Medical Technology Beijing Co. Ltd., Class A	35,270	383,188
	Fangda Carbon New Material Co. Ltd., Class A	739,329	469,880
	Fangda Special Steel Technology Co. Ltd., Class A	1,055,631	646,608
	Far East Smarter Energy Co. Ltd., Class A	994,800	657,548
*	Farasis Energy Gan Zhou Co. Ltd., Class A	256,681	430,645
	FAW Jiefang Group Co. Ltd., Class A	212,500	210,694

		Shares	Value»
CHINA — (Continued)
	FAWER Automotive Parts Co. Ltd., Class A	1,154,378	$933,002
	Feilong Auto Components Co. Ltd., Class A	396,100	829,555
	Ferrotec Anhui Technology Development Co. Ltd., Class A	49,300	260,288
	FESCO Group Co. Ltd., Class A	188,700	548,420
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	226,700	669,098
	Fibocom Wireless, Inc., Class A	283,094	993,744
*	FIH Mobile Ltd.	12,138,000	1,174,498
*	Financial Street Holdings Co. Ltd., Class A	897,357	340,817
	FinVolution Group, ADR	973,287	7,698,700
	First Capital Securities Co. Ltd., Class A	597,100	558,362
#	First Tractor Co. Ltd., Class H	1,682,000	1,314,279
#	Flat Glass Group Co. Ltd., Class H	2,305,000	2,604,905
	Focus Lightings Tech Co. Ltd., Class A	313,600	489,861
	Focus Media Information Technology Co. Ltd., Class A	2,460,600	2,442,458
*	Focused Photonics Hangzhou, Inc., Class A	137,800	394,061
	Focuslight Technologies, Inc., Class A	27,506	245,938
	Foryou Corp., Class A	187,100	803,135
	Foshan Electrical & Lighting Co. Ltd., Class A	610,100	508,140
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	549,025	3,169,939
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	386,684	455,214

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Foshan Yowant Technology Co. Ltd., Class A	350,579	$281,387
*	Founder Holdings Ltd.	1,086,000	131,183
	Founder Securities Co. Ltd., Class A	730,500	749,658
	Foxconn Industrial Internet Co. Ltd., Class A	2,432,256	6,131,033
	Friend Co. Ltd., Class A	85,700	134,236
#	Fu Shou Yuan International Group Ltd.	10,584,000	4,797,055
	Fuan Pharmaceutical Group Co. Ltd., Class A	337,800	187,495
#	Fufeng Group Ltd.	17,110,800	14,295,171
	Fujian Apex Software Co. Ltd., Class A	66,160	385,090
	Fujian Boss Software Development Co. Ltd., Class A	291,996	608,063
	Fujian Foxit Software Development JSC Ltd., Class A	23,430	216,616
	Fujian Funeng Co. Ltd., Class A	719,783	949,827
	Fujian Kuncai Material Technology Co. Ltd., Class A	81,100	226,042
	Fujian Longking Co. Ltd., Class A	462,211	736,482
	Fujian Qingshan Paper Industry Co. Ltd., Class A	819,300	240,110
*	Fujian Snowman Group Co. Ltd., Class A	148,000	155,436
	Fujian Star-net Communication Co. Ltd., Class A	135,508	361,489
	Fujian Sunner Development Co. Ltd., Class A	430,208	950,588
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	328,120	587,071
	Fujian Yuanli Active Carbon Co. Ltd., Class A	179,000	357,255

		Shares	Value»
CHINA — (Continued)
*	Fulin Precision Co. Ltd., Class A	210,300	$580,772
*	Fullshare Holdings Ltd.	9,650	596
	Fushun Special Steel Co. Ltd., Class A	1,076,100	739,892
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	2,877,600	20,350,422
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	74,000	485,865
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	1,100,239	2,682,459
	Gansu Energy Chemical Co. Ltd., Class A	3,848,240	1,245,714
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	962,600	181,628
	Gansu Shangfeng Cement Co. Ltd., Class A	677,390	819,360
	Gansu Yasheng Industrial Group Co. Ltd., Class A	1,353,900	527,926
	Gaona Aero Material Co. Ltd., Class A	249,000	508,967
	Gaush Meditech Ltd.	156,000	114,363
	G-bits Network Technology Xiamen Co. Ltd., Class A	21,200	696,965
	GCL Energy Technology Co. Ltd., Class A	709,995	701,056
*	GCL New Energy Holdings Ltd.	2,556,218	118,429
*	GCL System Integration Technology Co. Ltd., Class A	60,800	17,665
#*	GCL Technology Holdings Ltd.	93,070,320	9,459,209
	GD Power Development Co. Ltd., Class A	1,913,278	1,177,810
*	GDS Holdings Ltd. (9698 HK), Class A	3,888,300	12,334,104
*	GDS Holdings Ltd. (GDS US), ADR	145,833	3,676,450

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Geely Automobile Holdings Ltd.	23,035,000	$48,357,405
	GEM Co. Ltd., Class A	1,492,900	1,258,508
	Gemdale Corp., Class A	531,600	313,801
#	Gemdale Properties & Investment Corp. Ltd.	52,530,000	1,648,210
	GemPharmatech Co. Ltd., Class A	110,347	172,896
	Geovis Technology Co. Ltd., Class A	64,144	470,083
	GEPIC Energy Development Co. Ltd., Class A	522,400	475,151
	Getein Biotech, Inc., Class A	282,378	308,723
	GF Securities Co. Ltd., Class H	3,127,400	4,073,844
Ω	Giant Biogene Holding Co. Ltd.	1,608,400	16,617,678
	Giant Network Group Co. Ltd., Class A	279,348	558,207
	Giantec Semiconductor Corp., Class A	18,472	185,041
	Ginlong Technologies Co. Ltd., Class A	103,959	751,789
	Glarun Technology Co. Ltd., Class A	182,787	525,687
	GoerTek, Inc., Class A	459,244	1,343,248
	Goldcard Smart Group Co. Ltd., Class A	140,500	224,349
Ω	Golden Throat Holdings Group Co. Ltd.	1,082,500	596,819
	Goldenmax International Group Ltd., Class A	368,071	409,957
	Goldwind Science & Technology Co. Ltd., Class H	5,009,984	3,452,175
*	GOME Retail Holdings Ltd.	26,230,660	67,477
	Goneo Group Co. Ltd., Class A	58,580	574,230
*	Goodbaby International Holdings Ltd.	2,019,000	288,753

		Shares	Value»
CHINA — (Continued)
	GoodWe Technologies Co. Ltd. (688390 C1), Class A	38,734	$212,226
	Gotion High-tech Co. Ltd., Class A	323,200	919,094
	Grand Pharmaceutical Group Ltd.	10,364,500	7,942,156
	Grandblue Environment Co. Ltd., Class A	135,827	433,109
*	Grandjoy Holdings Group Co. Ltd., Class A	1,031,601	371,431
	Great Wall Motor Co. Ltd., Class H	7,670,250	10,960,717
*	Greatoo Intelligent Equipment, Inc., Class A	174,200	207,182
	Greattown Holdings Ltd., Class A	607,052	265,062
	Gree Electric Appliances, Inc. of Zhuhai, Class A	686,953	4,310,489
	Greentown China Holdings Ltd.	8,356,500	10,663,585
#Ω	Greentown Management Holdings Co. Ltd.	4,896,000	1,678,157
	Greentown Service Group Co. Ltd.	11,114,000	6,335,874
	GRG Banking Equipment Co. Ltd., Class A	431,426	734,337
	GRG Metrology & Test Group Co. Ltd., Class A	364,000	866,976
	Guangdong Aofei Data Technology Co. Ltd., Class A	378,043	1,236,886
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	649,111	374,341
	Guangdong Construction Engineering Group Co. Ltd., Class A	1,533,000	731,175
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	361,828	427,808

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong DFP New Material Group Co. Ltd.	789,800	$434,465
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	999,402	1,782,731
	Guangdong Dongpeng Holdings Co. Ltd., Class A	745,888	637,812
	Guangdong Dowstone Technology Co. Ltd., Class A	206,632	398,247
	Guangdong Electric Power Development Co. Ltd., Class A	254,500	150,287
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	565,816	678,642
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	136,400	246,474
	Guangdong Goworld Co. Ltd., Class A	276,600	375,066
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	207,564	260,043
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	272,004	112,793
	Guangdong Haid Group Co. Ltd., Class A	317,568	2,424,816
	Guangdong HEC Technology Holding Co. Ltd., Class A	343,545	458,213
	Guangdong Hongda Holdings Group Co. Ltd., Class A	329,900	1,388,636
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	548,700	886,013
	Guangdong Huate Gas Co. Ltd., Class A	40,695	292,561

		Shares	Value»
CHINA — (Continued)
	Guangdong Insight Brand Marketing Group Co. Ltd., Class A	22,700	$164,552
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	177,017	458,714
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	158,300	494,198
*	Guangdong Land Holdings Ltd.	1,870,494	55,005
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	52,000	112,949
	Guangdong Provincial Expressway Development Co. Ltd., Class A	812,311	1,567,685
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	270,000	238,105
	Guangdong Sirio Pharma Co. Ltd., Class A	121,890	420,875
	Guangdong South New Media Co. Ltd., Class A	153,310	822,492
	Guangdong Tapai Group Co. Ltd., Class A	343,395	350,068
*	Guangdong TCL Smart Home Appliances Co. Ltd.	241,000	338,193
	Guangdong Topstar Technology Co. Ltd., Class A	46,762	185,676
	Guangdong Vanward New Electric Co. Ltd., Class A	564,800	872,849
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	509,400	970,479
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	1,398,081	471,769
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	247,604	380,076

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guanghui Energy Co. Ltd., Class A	2,456,214	$1,959,046
*	Guanghui Logistics Co. Ltd., Class A	555,700	555,821
#	Guangshen Railway Co. Ltd., Class H	11,236,700	2,462,118
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	284,600	752,813
	Guangxi Liugong Machinery Co. Ltd., Class A	454,063	622,048
	Guangxi LiuYao Group Co. Ltd., Class A	273,400	636,972
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,947,914	651,743
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	95,100	249,430
#	Guangzhou Automobile Group Co. Ltd., Class H	8,069,690	2,852,077
	Guangzhou Baiyun International Airport Co. Ltd., Class A	687,326	853,981
#	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,212,000	2,646,532
	Guangzhou Development Group, Inc., Class A	541,900	481,165
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	109,100	345,160
	Guangzhou Haige Communications Group, Inc. Co., Class A	468,950	670,785
	Guangzhou Haoyang Electronic Co. Ltd., Class A	71,300	321,933
	Guangzhou KDT Machinery Co. Ltd., Class A	312,310	733,311

		Shares	Value»
CHINA — (Continued)
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	134,000	$536,131
*	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	287,500	473,958
	Guangzhou Port Co. Ltd., Class A	525,800	226,523
	Guangzhou Restaurant Group Co. Ltd., Class A	310,087	662,170
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	124,324	575,559
	Guangzhou Sie Consulting Co. Ltd., Class A	203,100	903,702
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	277,560	667,280
	Guangzhou Wondfo Biotech Co. Ltd., Class A	200,914	569,610
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	756,337	657,473
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	372,700	543,103
	Guilin Layn Natural Ingredients Corp., Class A	295,220	297,279
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	274,782	516,949
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	139,200	163,956
	Guizhou Chanhen Chemical Corp., Class A	240,300	747,841
	Guizhou Gas Group Corp. Ltd., Class A	623,240	584,524
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	603,972	377,570

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guizhou Qianyuan Power Co. Ltd., Class A	125,200	$269,252
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	145,200	237,054
	Guizhou Tyre Co. Ltd., Class A	1,401,776	842,051
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	1,112,897	523,577
	Guizhou Zhenhua E-chem, Inc., Class A	270,429	425,014
*	Guoguang Electric Co. Ltd., Class A	194,763	382,532
#	Guolian Minsheng Securities Co. Ltd., Class H	758,000	345,663
	Guomai Technologies, Inc., Class A	499,854	760,456
	Guoquan Food Shanghai Co. Ltd.	495,600	165,293
	Guosen Securities Co. Ltd., Class A	764,897	1,144,594
*	Guosheng Financial Holding, Inc., Class A	147,476	246,001
Ω	Guotai Haitong Securities Co. Ltd., Class H	5,092,680	7,258,236
	Guoyuan Securities Co. Ltd., Class A	791,545	812,655
#	Gushengtang Holdings Ltd.	471,200	1,894,635
	H World Group Ltd. (1179 HK)	1,141,800	4,005,615
	H World Group Ltd. (HTHT US), ADR	380,656	13,033,661
#*Ω	Haichang Ocean Park Holdings Ltd.	9,407,000	811,783
Ω	Haidilao International Holding Ltd.	6,770,000	15,243,027
	Haier Smart Home Co. Ltd. (600690 C1), Class A	914,762	3,126,742
	Haier Smart Home Co. Ltd. (6690 HK), Class H	8,063,799	23,401,376
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	220,124	390,952

		Shares	Value»
CHINA — (Continued)
*	Hainan Airlines Holding Co. Ltd., Class A	5,452,800	$999,111
	Hainan Haide Capital Management Co. Ltd., Class A	397,939	297,257
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	107,900	267,043
*	Hainan Haiyao Co. Ltd., Class A	345,000	228,133
	Hainan Jinpan Smart Technology Co. Ltd., Class A	88,175	388,749
#*	Hainan Meilan International Airport Co. Ltd., Class H	1,777,000	2,196,982
	Hainan Mining Co. Ltd., Class A	377,100	363,535
	Hainan Strait Shipping Co. Ltd., Class A	1,108,500	904,410
	Haisco Pharmaceutical Group Co. Ltd., Class A	106,757	629,843
	Haitian International Holdings Ltd.	5,844,000	13,537,345
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	6,264,000	660,173
	Hand Enterprise Solutions Co. Ltd., Class A	317,634	856,744
	Hangcha Group Co. Ltd., Class A	601,756	1,559,065
	Hangjin Technology Co. Ltd., Class A	109,700	367,211
	Hangxiao Steel Structure Co. Ltd., Class A	1,802,564	624,190
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	564,499	806,153
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	41,400	239,327
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	124,800	355,718

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
	CHINA — (Continued)
	Hangzhou First Applied Material Co. Ltd., Class A	401,406	$678,602
	Hangzhou GreatStar Industrial Co. Ltd.	244,400	784,168
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	89,758	723,525
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	29,631	252,760
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	225,340	340,952
	Hangzhou Iron & Steel Co., Class A	187,400	282,734
	Hangzhou Lion Microelectronics Co. Ltd., Class A	172,020	616,223
	Hangzhou Onechance Tech Corp., Class A	109,900	362,454
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	336,757	923,787
	Hangzhou Robam Appliances Co. Ltd., Class A	247,145	665,923
	Hangzhou Shunwang Technology Co. Ltd., Class A	114,200	294,505
	Hangzhou Sunrise Technology Co. Ltd., Class A	232,600	508,067
	Hangzhou Tigermed Consulting Co. Ltd. (300347 C2), Class A	29,300	180,313
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	528,800	1,813,203
	Hangzhou Weiguang Electronic Co. Ltd., Class A	4,900	22,334
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	135,900	254,223

		Shares	Value»
CHINA — (Continued)
	Han’s Laser Technology Industry Group Co. Ltd., Class A	191,361	$609,683
Ω	Hansoh Pharmaceutical Group Co. Ltd.	1,794,000	5,559,553
	Hanwei Electronics Group Corp., Class A	108,000	615,792
	Haohua Chemical Science & Technology Co. Ltd., Class A	82,300	289,644
*Ω	Harbin Bank Co. Ltd., Class H	3,611,000	135,174
	Harbin Boshi Automation Co. Ltd., Class A	411,266	945,808
	Harbin Electric Co. Ltd., Class H	4,808,587	2,963,982
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	546,173	767,129
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	1,138,900	385,892
*	Harbin Pharmaceutical Group Co. Ltd., Class A	1,717,336	851,166
	HBIS Resources Co. Ltd., Class A	445,700	795,982
*Ω	HBM Holdings Ltd.	1,842,000	2,032,319
	Health & Happiness H&H International Holdings Ltd.	1,583,500	1,802,770
	Healthcare Co. Ltd., Class A	27,490	29,457
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	229,400	664,350
*	Hebei Construction Group Corp. Ltd., Class H	193,500	10,671
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	328,900	786,115

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	37,520	$241,126
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	268,134	896,198
	Hefei Meiya Optoelectronic Technology, Inc., Class A	276,410	639,951
	Hefei Urban Construction Development Co. Ltd., Class A	460,061	404,384
	Heilongjiang Agriculture Co. Ltd., Class A	379,800	783,897
	Helens International Holdings Co. Ltd.	280,000	59,669
	Hello Group, Inc., Sponsored ADR	1,255,539	7,169,128
	Henan Liliang Diamond Co. Ltd., Class A	144,500	545,310
	Henan Lingrui Pharmaceutical Co., Class A	313,700	988,379
	Henan Mingtai Al Industrial Co. Ltd., Class A	423,300	700,444
	Henan Pinggao Electric Co. Ltd., Class A	485,600	1,085,425
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	774,392	1,816,488
	Henan Shuanghui Investment & Development Co. Ltd., Class A	565,143	1,943,710
	Henan Thinker Automatic Equipment Co. Ltd., Class A	253,100	899,556
*	Henan Yicheng New Energy Co. Ltd., Class A	1,001,500	490,188
	Henan Yuguang Gold & Lead Co. Ltd., Class A	861,100	818,879

		Shares	Value»
CHINA — (Continued)
*	Henan Yuneng Holdings Co. Ltd., Class A	428,399	$248,339
*	Henan Zhongfu Industry Co. Ltd., Class A	1,500,100	812,488
	Henan Zhongyuan Expressway Co. Ltd., Class A	1,011,125	633,054
	Hengan International Group Co. Ltd.	5,302,622	14,296,218
*	Hengdeli Holdings Ltd.	7,280,834	90,212
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	537,630	967,984
	Hengdian Group Tospo Lighting Co. Ltd., Class A	112,100	182,923
	Hengli Petrochemical
	Co. Ltd., Class A	1,323,812	2,786,416
	Hengtong Logistics Co. Ltd., Class A	81,300	97,274
	Hengtong Optic-electric Co. Ltd., Class A	596,604	1,268,108
	Hengyi Petrochemical Co. Ltd., Class A	1,012,044	848,604
	Hesteel Co. Ltd., Class A	4,520,900	1,350,988
	Hexing Electrical Co. Ltd., Class A	207,610	756,003
	HG Technologies Co. Ltd., Class A	58,700	126,721
*	Hi Sun Technology China Ltd.	9,834,000	392,882
	Hiecise Precision Equipment Co. Ltd., Class A	41,620	243,798
#	Hisense Home Appliances Group Co. Ltd., Class H	2,788,000	8,454,900
	Hisense Visual Technology Co. Ltd., Class A	221,700	727,507
	Hitevision Co. Ltd., Class A	101,000	331,741
	Hithink RoyalFlush Information Network Co. Ltd., Class A	61,216	2,171,921
	HLA Group Corp. Ltd., Class A	1,599,600	1,828,318

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	HMT Xiamen New Technical Materials Co. Ltd., Class A	99,400	$474,251
*	HNA Technology Co. Ltd., Class A	962,771	370,946
	Homeland Interactive Technology Ltd.	452,000	60,202
	Hongfa Technology Co. Ltd., Class A	172,336	780,680
*	Honghua Group Ltd.	9,408,000	173,404
	Hongli Zhihui Group Co. Ltd., Class A	328,600	280,446
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	431,400	188,431
	Hongrun Construction Group Co. Ltd., Class A	1,021,400	670,334
	Hongta Securities Co. Ltd., Class A	284,549	288,948
	Hongyuan Green Energy Co. Ltd., Class A	182,026	356,209
*	Hopson Development Holdings Ltd.	8,705,152	3,258,715
	Horizon Construction Development Ltd.	3,349,960	478,227
	Hoshine Silicon Industry Co. Ltd., Class A	61,800	434,474
	Hoymiles Power Electronics, Inc., Class A	12,815	171,457
	Huaan Securities Co. Ltd., Class A	867,940	660,462
	Huabao Flavours & Fragrances Co. Ltd., Class A	69,300	153,044
*	Huachangda Intelligent Equipment Group Co. Ltd., Class A	55,100	39,439
	Huada Automotive Technology Corp. Ltd., Class A	86,300	414,697
	Huadian Heavy Industries Co. Ltd., Class A	626,000	517,543
	Huadian Power International Corp. Ltd., Class H	6,446,000	3,609,855

		Shares	Value»
CHINA — (Continued)
	Huadong Medicine Co. Ltd., Class A	385,032	$2,057,979
	Huafon Chemical Co. Ltd., Class A	1,344,691	1,239,191
	Huafu Fashion Co. Ltd., Class A	931,250	794,462
	Huagong Tech Co. Ltd., Class A	117,400	655,760
	Huaibei Mining Holdings Co. Ltd., Class A	943,000	1,540,106
	Huakai Yibai Technology Co. Ltd., Class A	220,480	336,623
	Hualan Biological Engineering, Inc., Class A	278,360	627,685
	Huaming Power Equipment Co. Ltd., Class A	143,100	295,371
	Huaneng Power International, Inc., Class H	10,330,000	6,398,941
	Huangshan Novel Co. Ltd., Class A	403,021	593,375
	Huangshan Tourism Development Co. Ltd., Class A	437,600	713,998
#*	Huanxi Media Group Ltd.	2,260,000	107,462
	Huapont Life Sciences Co. Ltd., Class A	801,223	448,094
Ω	Huatai Securities Co. Ltd., Class H	2,964,800	4,393,839
	Huatu Cendes Co. Ltd., Class A	13,010	170,858
	Huaxi Securities Co. Ltd., Class A	461,800	511,249
	Huaxia Bank Co. Ltd., Class A	2,003,788	2,007,204
	Huaxin Cement Co. Ltd. (600801 C1), Class A	667,224	1,104,356
	Huaxin Cement Co. Ltd. (6655 HK), Class H	1,130,200	1,314,956
	Huayu Automotive Systems Co. Ltd., Class A	926,531	2,274,345
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,029,137	386,044

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hubei Chutian Smart Communication Co. Ltd., Class A	1,605,116	$978,314
*	Hubei Dinglong Co. Ltd., Class A	104,300	428,182
	Hubei Energy Group Co. Ltd., Class A	904,500	576,765
	Hubei Huitian New Materials Co. Ltd., Class A	266,300	309,574
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	358,905	1,299,501
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	440,078	1,237,570
	Hubei Yihua Chemical Industry Co. Ltd., Class A	384,900	577,422
	Hubei Zhenhua Chemical Co. Ltd., Class A	283,700	873,905
	Huishang Bank Corp. Ltd., Class H	425,400	159,743
*Ω	Huitongda Network Co. Ltd., Class H	31,900	48,257
	Huizhou Desay Sv Automotive Co. Ltd., Class A	65,916	947,538
	Humanwell Healthcare Group Co. Ltd., Class A	408,900	1,174,225
	Hunan Aihua Group Co. Ltd., Class A	221,922	461,721
	Hunan Corun New Energy Co. Ltd., Class A	318,900	207,531
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	1,195,500	471,672
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	755,300	550,698
	Hunan Gold Corp. Ltd., Class A	573,904	1,776,121
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	184,140	405,230
*	Hunan Kaimeite Gases Co. Ltd., Class A	134,400	154,611
*	Hunan New Wellful Co. Ltd., Class A	719,600	599,371

		Shares	Value»
CHINA — (Continued)
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	509,900	$506,736
	Hunan Valin Steel Co. Ltd., Class A	2,191,200	1,473,622
	Hunan Zhongke Electric Co. Ltd., Class A	371,000	772,408
	Hundsun Technologies, Inc., Class A	107,129	384,115
	HUYA, Inc., ADR	566,793	2,131,142
#*Ω	Hygeia Healthcare Holdings Co. Ltd.	2,820,600	5,085,930
	Hymson Laser Technology Group Co. Ltd., Class A	128,870	480,264
*	Hytera Communications Corp. Ltd., Class A	281,902	433,466
*	HyUnion Holding Co. Ltd., Class A	565,900	542,204
*	IAT Automobile Technology Co. Ltd., Class A	138,000	189,653
#*Ω	iDreamSky Technology Holdings Ltd.	380,400	42,550
	Iflytek Co. Ltd., Class A	84,490	548,300
	IKD Co. Ltd., Class A	398,433	912,460
*Ω	IMAX China Holding, Inc.	921,100	767,337
	Imeik Technology Development Co. Ltd., Class A	44,940	1,068,856
	Industrial & Commercial Bank of China Ltd., Class H	124,830,725	85,510,463
	Industrial Bank Co. Ltd., Class A	3,638,780	10,464,822
	Industrial Securities Co. Ltd., Class A	1,005,632	801,289
	Infore Environment Technology Group Co. Ltd., Class A	775,242	637,600
#*Ω	Ingdan, Inc.	3,976,000	622,878
	Ingenic Semiconductor Co. Ltd., Class A	23,400	218,817
	Inkeverse Group Ltd..	3,157,000	592,564

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	INKON Life Technology Co. Ltd., Class A	138,500	$178,966
	Inmyshow Digital Technology Group Co. Ltd., Class A	1,098,700	722,928
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,512,000	359,949
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	808,212	1,986,361
	Inner Mongolia ERDOS Resources
	Co. Ltd., Class A	583,264	729,947
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	87,100	359,549
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,429,776	1,810,712
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	854,400	469,544
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	470,200	860,801
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,047,500	4,292,169
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	1,527,000	1,078,709
*Ω	InnoCare Pharma Ltd.	3,046,000	3,979,869
	Innuovo Technology Co. Ltd., Class A	561,500	809,704
	Insigma Technology Co. Ltd., Class A	383,800	556,958
	Inspur Digital Enterprise Technology Ltd.	2,578,000	2,603,347
	Intco Medical Technology Co. Ltd., Class A	194,408	595,728
#	Intron Technology Holdings Ltd.	1,660,000	282,820
*	iQIYI, Inc., ADR	3,953,410	7,274,274
	iRay Group, Class A	24,413	407,289

		Shares	Value»
CHINA — (Continued)
*	IRICO Display Devices Co. Ltd., Class A	1,040,300	$959,329
#	IVD Medical Holding Ltd.	677,000	150,367
	JA Solar Technology Co. Ltd., Class A	838,014	1,102,264
	Jade Bird Fire Co. Ltd., Class A	423,013	646,076
	Jafron Biomedical Co. Ltd., Class A	161,864	476,267
	Jangho Group Co. Ltd., Class A	935,300	685,753
	Jason Furniture Hangzhou Co. Ltd., Class A	248,957	855,193
	JCET Group Co. Ltd., Class A	464,706	2,140,725
	JCHX Mining Management Co. Ltd., Class A	128,800	656,458
*Ω	JD Health International, Inc.	2,333,600	11,073,396
*Ω	JD Logistics, Inc.	7,371,000	11,560,766
	JD.com, Inc. (9618 HK), Class A	4,693,642	76,419,178
	JD.com, Inc. (JD US), ADR	54,206	1,768,200
*Ω	Jenscare Scientific Co. Ltd., Class H	40,600	30,597
	JF SmartInvest Holdings Ltd.	110,500	520,326
*	JH Educational Technology, Inc.	668,000	69,883
	Jia Yao Holdings Ltd.	302,000	126,511
	Jiajiayue Group Co. Ltd., Class A	309,001	449,415
	Jiang Su Suyan Jingshen Co. Ltd., Class A	481,400	633,955
	Jiangling Motors Corp. Ltd., Class A	384,025	995,104
	Jianglong Shipbuilding Co. Ltd., Class A	124,600	186,695
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	815,600	647,979
	Jiangsu Azure Corp., Class A	541,640	948,080

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	142,135	$504,106
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	34,300	166,394
	Jiangsu Changbao Steeltube Co. Ltd., Class A	510,200	363,607
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	285,500	509,552
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,122,880	1,123,521
	Jiangsu Cnano Technology Co. Ltd., Class A	6,422	38,684
*	Jiangsu Dagang Co. Ltd., Class A	180,200	344,223
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	593,940	704,267
	Jiangsu Eastern Shenghong Co. Ltd., Class A	662,174	802,613
	Jiangsu Expressway Co. Ltd., Class H	5,022,000	6,249,284
	Jiangsu Financial Leasing Co. Ltd., Class A	1,695,840	1,246,666
	Jiangsu General Science Technology Co. Ltd., Class A	1,129,000	707,508
	Jiangsu Gian Technology Co. Ltd., Class A	84,900	381,333
	Jiangsu Guomao Reducer Co. Ltd., Class A	179,785	391,083
	Jiangsu Guotai International Group Co. Ltd., Class A	725,795	715,524
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	56,900	470,640

		Shares	Value»
CHINA — (Continued)
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	105,354	$1,084,876
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	335,614	2,358,505
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	332,128	360,272
*	Jiangsu High Hope International Group Corp., Class A	582,700	198,590
	Jiangsu Hongdou Industrial Co. Ltd., Class A	428,928	125,280
	Jiangsu Hongtian Technology Co. Ltd., Class A	90,000	285,389
*	Jiangsu Hoperun Software Co. Ltd., Class A	41,500	296,855
	Jiangsu Huachang Chemical Co. Ltd., Class A	745,600	716,854
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,761,000	1,005,936
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	14,909	48,826
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	202,437	816,080
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	379,680	661,662
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	261,601	1,706,994
	Jiangsu Leili Motor Co. Ltd., Class A	52,576	435,517
	Jiangsu Lianyungang Port Co. Ltd., Class A	867,100	642,589
	Jiangsu Lihua Foods Group Co. Ltd.	260,860	681,705
	Jiangsu Linyang Energy Co. Ltd., Class A	647,200	493,468
*	Jiangsu Lopal Tech Co. Ltd., Class A	239,000	321,283

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	103,800	$565,409
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	260,900	801,956
	Jiangsu Pacific Quartz Co. Ltd., Class A	160,550	716,275
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	571,000	923,386
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	624,300	836,326
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	731,800	615,832
	Jiangsu Shagang Co. Ltd., Class A	652,732	527,662
	Jiangsu Shemar Electric Co. Ltd., Class A	168,100	556,250
	Jiangsu Shentong Valve Co. Ltd., Class A	295,702	441,291
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	649,100	442,819
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	152,540	321,895
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	46,144	97,375
*	Jiangsu Sopo Chemical Co., Class A	483,716	548,242
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	1,313,000	948,353
	Jiangsu ToLand Alloy Co. Ltd., Class A	160,870	480,615

		Shares	Value»
CHINA — (Continued)
	Jiangsu Tongrun Equipment Technology Co. Ltd., Class A	84,700	$127,414
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	155,800	865,869
	Jiangsu Yanghe Distillery Co. Ltd., Class A	360,158	3,402,205
	Jiangsu Yangnong Chemical Co. Ltd., Class A	121,390	862,040
	Jiangsu Yinhe Electronics Co. Ltd., Class A	338,000	193,913
	Jiangsu Yoke Technology Co. Ltd., Class A	52,300	397,467
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	192,674	914,338
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	2,067,071	1,196,064
	Jiangsu Zhongtian Technology Co. Ltd., Class A	779,306	1,496,863
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	2,214,852	823,952
	Jiangxi Bank Co. Ltd., Class H	121,500	11,603
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	344,100	523,378
	Jiangxi Copper Co. Ltd., Class H	5,037,000	8,463,647
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	245,900	285,616
	Jiangxi Ganneng Co. Ltd., Class A	285,600	361,299
	Jiangxi Ganyue Expressway Co. Ltd., Class A	493,200	349,143
	Jiangxi Guotai Group Co. Ltd., Class A	307,700	532,213

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	218,000	$305,567
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	162,143	609,854
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	297,800	413,850
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	119,000	298,306
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	79,100	214,955
	Jiangzhong Pharmaceutical Co. Ltd., Class A	331,900	1,046,415
	Jianmin Pharmaceutical Group Co. Ltd., Class A	71,900	414,880
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	777,790	720,163
	Jiayou International Logistics Co. Ltd., Class A	340,175	652,466
	Jiaze Renewables Co. Ltd.	475,100	236,968
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	144,570	318,216
*	Jilin Chemical Fibre, Class A	1,293,000	644,839
	Jilin Electric Power Co. Ltd., Class A	967,000	710,940
	Jilin OLED Material Tech Co. Ltd., Class A	8,960	22,492
††	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	244,700	2,358
#	Jinchuan Group International Resources Co. Ltd.	17,701,000	1,460,705

		Shares	Value»
CHINA — (Continued)
	Jinduicheng Molybdenum Co. Ltd., Class A	1,186,700	$1,603,222
	Jinghua Pharmaceutical Group Co. Ltd., Class A	455,700	437,099
	Jingjin Equipment, Inc., Class A	379,680	850,853
	Jinhong Gas Co. Ltd., Class A	266,229	608,776
	Jinhui Liquor Co. Ltd., Class A	209,200	553,761
*	Jinke Smart Services Group Co. Ltd., Class H	160,700	146,960
	JinkoSolar Holding Co. Ltd., ADR	334,495	5,739,934
	Jinlei Technology Co. Ltd., Class A	163,500	443,719
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	619,700	945,038
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	1,055,100	385,180
	Jinneng Science&Technology Co. Ltd., Class A	480,459	411,908
#Ω	Jinxin Fertility Group Ltd.	11,194,500	4,186,646
	Jinyu Bio-Technology Co. Ltd., Class A	535,000	500,715
	Jinzai Food Group Co. Ltd., Class A	252,800	449,720
	JiuGui Liquor Co. Ltd., Class A	45,000	265,741
#Ω	Jiumaojiu International Holdings Ltd.	9,257,000	3,002,842
	Jiuzhitang Co. Ltd., Class A	161,745	205,983
	Jizhong Energy Resources Co. Ltd., Class A	1,534,400	1,318,681
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	209,387	591,222
	JNBY Design Ltd.	1,738,000	3,286,661

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	608,949	$888,923
	Joinn Laboratories China Co. Ltd., Class A	184,104	395,653
Ω	Joinn Laboratories China Co. Ltd., Class H	68,800	87,073
	Jointo Energy Investment Co. Ltd. Hebei, Class A	635,500	561,657
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,480,002	1,102,540
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	485,900	344,047
	Jones Tech PLC, Class A	81,200	272,720
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	180,078	478,177
	Joy City Property Ltd.	23,668,000	634,940
	Joyoung Co. Ltd., Class A	359,034	469,687
	JS Corrugating Machinery Co. Ltd., Class A	309,800	456,498
#*Ω	JS Global Lifestyle Co. Ltd.	6,535,500	1,515,970
	JSTI Group, Class A	594,500	720,348
*	Ju Teng International Holdings Ltd.	6,498,090	1,143,339
	Juewei Food Co. Ltd., Class A	463,899	1,013,261
	Juneyao Airlines Co. Ltd., Class A	518,800	886,297
	Jutal Offshore Oil Services Ltd.	1,124,000	94,037
*Ω	JW Cayman Therapeutics Co. Ltd.	141,500	27,774
	Kailuan Energy Chemical Co. Ltd., Class A	857,900	713,435
	Kaishan Group Co. Ltd., Class A	562,800	676,691
#	Kangji Medical Holdings Ltd.	1,324,000	1,277,637

		Shares	Value»
CHINA — (Continued)
*	KBC Corp. Ltd., Class A	118,303	$399,766
	Keboda Technology Co. Ltd., Class A	59,300	442,830
	Keda Industrial Group Co. Ltd., Class A	688,100	858,853
	KEDE Numerical Control Co. Ltd., Class A	29,242	304,400
	Keeson Technology Corp. Ltd., Class A	138,302	195,009
	Kehua Data Co. Ltd., Class A	262,260	1,535,813
	Keli Motor Group Co. Ltd., Class A	197,800	424,003
	Keli Sensing Technology Ningbo Co. Ltd., Class A	20,500	192,150
	Keshun Waterproof Technologies Co. Ltd., Class A	641,600	415,992
	Kidswant Children Products Co. Ltd., Class A	675,297	1,185,060
#	Kinetic Development Group Ltd.	12,090,000	1,837,302
	Kingboard Holdings Ltd.	5,236,666	14,067,927
	Kingboard Laminates Holdings Ltd.	8,013,484	8,366,512
	KingClean Electric Co. Ltd., Class A	165,668	485,014
	Kingfa Sci & Tech Co. Ltd., Class A	860,790	1,300,981
	Kingnet Network Co. Ltd., Class A	543,300	1,268,978
	Kingsemi Co. Ltd., Class A	2,000	26,241
	Kingsoft Corp. Ltd.	5,774,600	28,771,391
	Konfoong Materials International Co. Ltd., Class A	18,059	185,476
*	Konka Group Co. Ltd., Class A	708,000	533,043
	KPC Pharmaceuticals, Inc., Class A	357,996	754,272
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	265,300	543,514
*Ω	Kuaishou Technology	7,493,100	49,456,636
	Kuangda Technology Group Co. Ltd., Class A	971,500	673,180

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Kunlun Energy Co. Ltd.	24,232,000	$23,097,337
	Kunshan Dongwei Technology Co. Ltd., Class A	14,110	65,809
	Kunshan Huguang Auto Harness Co. Ltd., Class A	80,900	334,630
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	130,820	574,823
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	155,582	279,262
	Kweichow Moutai Co. Ltd., Class A	184,374	39,280,940
*	KWG Group Holdings Ltd. (1813 H1)	263,500	11,042
#*	KWG Group Holdings Ltd. (1813 HK)	9,620,144	401,214
*	KWG Living Group Holdings Ltd.	8,727,072	364,954
*	Kyland Technology Co. Ltd., Class A	154,400	444,446
	Lakala Payment Co. Ltd., Class A	239,668	698,827
	Lancy Co. Ltd., Class A	256,100	560,321
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	334,600	305,912
	Lao Feng Xiang Co. Ltd., Class A	179,880	1,188,790
	Laobaixing Pharmacy Chain JSC, Class A	308,691	854,345
	Launch Tech Co. Ltd., Class H	432,500	579,470
	LB Group Co. Ltd., Class A	595,785	1,361,052
	Lee & Man Chemical Co. Ltd.	1,849,339	833,343
#	Lee & Man Paper Manufacturing Ltd.	9,787,200	2,630,092
	Lee’s Pharmaceutical Holdings Ltd.	2,451,000	420,292
*Ω	Legend Holdings Corp., Class H	4,784,800	4,749,805
	Lens Technology Co. Ltd., Class A	1,156,528	3,326,853
	Leo Group Co. Ltd., Class A	190,700	97,915

		Shares	Value»
CHINA — (Continued)
	Leoch International Technology Ltd.	654,000	$196,635
	Lepu Medical Technology Beijing Co. Ltd., Class A	322,230	497,747
*	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	399,300	1,101,154
	Levima Advanced Materials Corp., Class A	192,700	389,972
	LexinFintech Holdings Ltd., ADR	777,806	6,105,777
	Leyard Optoelectronic Co. Ltd., Class A	572,150	484,665
*	Li Auto, Inc. (2015 HK), Class A	1,220,000	14,865,298
*	Li Auto, Inc. (LI US), ADR	49,980	1,219,012
	Li Ning Co. Ltd.	16,886,583	31,836,918
*	LianChuang Electronic Technology Co. Ltd., Class A	196,200	287,507
	Lianhe Chemical Technology Co. Ltd., Class A	494,797	430,914
*	Liao Ning Oxiranchem, Inc. (300082 C2), Class A	100	83
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	224,600	186,742
	Liaoning Cheng Da Co. Ltd., Class A	441,134	607,070
	Liaoning Energy Industry Co. Ltd., Class A	510,500	245,479
	Liaoning Port Co. Ltd., Class H	1,482,000	127,866
*	Lier Chemical Co. Ltd., Class A	494,080	694,380
*	Lifestyle China Group Ltd.	1,898,000	159,021
#*	Lifetech Scientific Corp.	18,466,000	3,426,093
	Lijiang Yulong Tourism Co. Ltd., Class A	378,620	463,327
	Linewell Software Co. Ltd., Class A	133,100	225,179

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Lingbao Gold Group Co. Ltd., Class H	2,940,000	$3,246,438
	Lingyi iTech Guangdong Co., Class A	1,577,100	1,737,350
Ω	Linklogis, Inc., Class B	4,006,000	598,797
*	Liuzhou Iron & Steel Co. Ltd., Class A	931,417	413,436
#	Livzon Pharmaceutical Group, Inc., Class H	1,288,717	4,274,003
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	301,740	687,475
#	LK Technology Holdings Ltd.	3,870,000	1,390,643
	Loncin Motor Co. Ltd., Class A	639,729	1,097,344
Ω	Longfor Group Holdings Ltd.	7,485,000	10,011,727
	Longhua Technology Group Luoyang Co. Ltd., Class A	438,831	410,145
	LONGi Green Energy Technology Co. Ltd., Class A	564,715	1,143,410
	Longshine Technology Group Co. Ltd., Class A	244,551	473,423
	Lonking Holdings Ltd.	15,402,000	3,878,259
	Lontium Semiconductor Corp., Class A	24,035	247,024
*	Lotus Holdings Co. Ltd.	584,400	530,466
	Lucky Harvest Co. Ltd., Class A	115,700	860,752
	Luenmei Quantum Co. Ltd., Class A	493,705	399,016
	Luoniushan Co. Ltd., Class A	536,000	436,400
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	481,697	290,962
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	207,390	818,472
	Lushang Freda Pharmaceutical Co. Ltd., Class A	468,800	478,978

		Shares	Value»
CHINA — (Continued)
	Luxi Chemical Group Co. Ltd., Class A	714,800	$1,051,653
	Luxin Venture Capital Group Co. Ltd., Class A	327,500	518,775
	Luxshare Precision Industry Co. Ltd., Class A	1,375,261	5,853,880
	Luyang Energy-Saving Materials Co. Ltd.	271,310	448,039
#*Ω	Luye Pharma Group Ltd.	14,098,500	3,660,375
	Luzhou Laojiao Co. Ltd., Class A	248,147	4,228,537
#*	Maanshan Iron & Steel Co. Ltd., Class H	10,188,177	2,151,533
	Maccura Biotechnology Co. Ltd., Class A	372,773	584,001
	Malion New Materials Co. Ltd., Class A	183,150	214,198
	Mango Excellent Media Co. Ltd., Class A	582,097	1,823,093
#*Ω	Maoyan Entertainment	3,035,200	2,666,960
	Marssenger Kitchenware Co. Ltd., Class A	66,100	114,517
	Maxscend Microelectronics Co. Ltd., Class A	18,688	193,129
	Maxvision Technology Corp., Class A	101,500	395,120
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	116,800	411,980
*	MCC Meili Cloud Computing Industry Investment Co. Ltd., Class A	30,200	57,179
Ω	Medlive Technology Co. Ltd.	283,500	441,413
	Mehow Innovative Ltd., Class A	22,600	73,633
	MeiG Smart Technology Co. Ltd., Class A	16,400	111,458
	Meihua Holdings Group Co. Ltd., Class A	785,600	1,185,423

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Meilleure Health International Industry Group Ltd.	420,000	$15,979
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	922,200	677,380
Ω	Meitu, Inc.	9,430,500	6,652,385
*Ω	Meituan, Class B	5,748,660	95,183,081
	Mesnac Co. Ltd., Class A	841,600	905,206
	Metallurgical Corp. of China Ltd., Class H	10,798,000	2,041,718
	M-Grass Ecology & Environment Group Co. Ltd., Class A	896,623	516,420
#	MicroPort NeuroScientific Corp.	43,777	59,146
#*	Microport Scientific Corp.	2,232,200	2,015,567
	Micro-Tech Nanjing Co. Ltd., Class A	35,743	294,720
	Midea Group Co. Ltd., Class A	1,183,746	12,001,519
#Ω	Midea Real Estate Holding Ltd.	2,330,400	1,209,404
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	91,900	611,303
	Ming Yang Smart Energy Group Ltd., Class A	391,416	550,426
	Ming Yuan Cloud Group Holdings Ltd.	4,908,000	1,836,157
*	Mingfa Group International Co. Ltd.	4,051,000	57,200
	MINISO Group Holding Ltd.	2,064,600	9,282,304
*	Minmetals Development Co. Ltd., Class A	779,000	768,590
*	Minmetals Land Ltd.	9,937,644	537,538
*	Minth Group Ltd.	6,615,000	15,800,713
	Miracle Automation Engineering Co. Ltd., Class A	77,100	159,552
	Miracll Chemicals Co. Ltd., Class A	38,575	87,231
	MLS Co. Ltd., Class A	530,700	577,062

		Shares	Value»
CHINA — (Continued)
*Ω	Mobvista, Inc.	2,440,000	$1,740,371
*	MOG Digitech Holdings Ltd.	454,000	19,034
	Monalisa Group Co. Ltd., Class A	55,155	61,472
	Montage Technology Co. Ltd., Class A	15,822	167,489
	Moon Environment Technology Co. Ltd., Class A	667,300	1,057,888
	Motic Xiamen Electric Group Co. Ltd., Class A	126,500	267,921
	Muyuan Foods Co. Ltd., Class A	1,170,877	6,396,595
*††	Myhome Real Estate Development Group Co. Ltd., Class A	1,308,300	0
	MYS Group Co. Ltd., Class A	833,000	400,018
	Nancal Technology Co. Ltd., Class A	71,484	302,742
*	Nanfang Zhongjin Environment Co. Ltd., Class A	1,112,700	533,353
	Nanhua Futures Co. Ltd., Class A	466,400	764,767
	NanJi E-Commerce Co. Ltd., Class A	677,950	410,822
	Nanjing Cosmos Chemical Co. Ltd., Class A	84,500	233,446
	Nanjing Hanrui Cobalt Co. Ltd., Class A	136,220	594,340
	Nanjing Iron & Steel Co. Ltd., Class A	2,527,900	1,503,623
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	116,628	163,391
	Nanjing Pharmaceutical Co. Ltd., Class A	1,077,100	773,074
	Nanjing Securities Co. Ltd., Class A	479,160	510,655
*	Nanjing Tanker Corp., Class A	1,500,600	551,478
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	779,048	681,400
	Nantong Jianghai Capacitor Co. Ltd., Class A	384,800	966,918

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	211,800	$479,232
	NARI Technology Co. Ltd., Class A	899,226	2,743,636
	Natural Food International Holding Ltd.	96,000	7,546
	NAURA Technology Group Co. Ltd., Class A	37,800	2,350,664
*	NavInfo Co. Ltd., Class A	399,600	458,363
#*	Nayuki Holdings Ltd.	1,000,000	144,724
	NBTM New Materials Group Co. Ltd., Class A	282,400	778,190
	NetDragon Websoft Holdings Ltd.	2,218,500	2,831,218
*Ω	NetEase Cloud Music, Inc.	33,450	782,288
	NetEase, Inc. (9999 HK)	3,062,200	65,826,127
	NetEase, Inc. (NTES US), ADR	81,224	8,695,841
	Neusoft Corp., Class A	141,900	196,785
	Neutech Group Ltd.	115,200	45,883
	New China Life Insurance Co. Ltd., Class H	4,622,100	16,879,494
	New Hope Dairy Co. Ltd., Class A	280,100	642,360
*	New Hope Liuhe Co. Ltd., Class A	310,932	410,854
*	New Journey Health Technology Group Co. Ltd., Class A	1,047,400	328,606
	New Trend International Logis-Tech Co. Ltd., Class A	161,855	248,335
	Neway Valve Suzhou Co. Ltd., Class A	242,900	897,062
*	Newborn Town, Inc.	2,170,000	2,283,511
	Newland Digital Technology Co. Ltd., Class A	317,789	1,171,853
	Nexteer Automotive Group Ltd.	7,388,000	4,952,430
#*	Nine Dragons Paper Holdings Ltd.	12,573,000	4,614,347

		Shares	Value»
CHINA — (Continued)
*	Ninestar Corp., Class A	78,028	$236,510
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	141,900	160,139
	Ningbo Boway Alloy Material Co. Ltd., Class A	288,700	691,749
	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	51,600	116,194
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	197,800	518,318
	Ningbo Huaxiang Electronic Co. Ltd., Class A	656,100	1,510,151
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	512,100	873,952
	Ningbo Jintian Copper Group Co. Ltd., Class A	1,142,700	1,049,204
	Ningbo Joyson Electronic Corp., Class A	469,231	1,063,261
	Ningbo Orient Wires & Cables Co. Ltd., Class A	102,157	711,068
	Ningbo Peacebird Fashion Co. Ltd., Class A	336,700	735,611
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	196,256	541,880
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	375,058	1,320,903
	Ningbo Shanshan Co. Ltd., Class A	172,500	166,693
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	122,000	291,241
	Ningbo Tuopu Group Co. Ltd., Class A	194,876	1,409,133
	Ningbo Xusheng Group Co. Ltd., Class A	339,840	604,712
	Ningbo Yongxin Optics Co. Ltd., Class A	28,200	338,805

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningbo Yunsheng Co. Ltd., Class A	686,400	$705,559
	Ningbo Zhoushan Port Co. Ltd., Class A	1,013,670	496,516
	Ningxia Baofeng Energy Group Co. Ltd., Class A	1,472,700	3,249,327
	Ningxia Building Materials Group Co. Ltd., Class A	194,600	344,891
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	95,600	195,853
*	Ningxia Western Venture Industrial Co. Ltd., Class A	503,000	357,747
*	Niu Technologies, Sponsored ADR	200,154	672,517
	NKY Medical Holdings Ltd., Class A	257,950	527,253
	Noah Holdings Ltd., Sponsored ADR	91,681	842,548
Ω	Nongfu Spring Co. Ltd., Class H	4,826,200	22,186,961
	Norinco International Cooperation Ltd., Class A	846,073	1,194,157
	North China Pharmaceutical Co. Ltd., Class A	1,000,800	832,252
	North Copper Co. Ltd., Class A	365,600	451,991
	North Electro-Optic Co. Ltd., Class A	130,900	245,831
	North Huajin Chemical Industries Co. Ltd., Class A	899,512	654,374
	North Industries Group Red Arrow Co. Ltd., Class A	381,965	886,740
	Northeast Pharmaceutical Group Co. Ltd., Class A	1,600,662	1,132,266
	Northeast Securities Co. Ltd., Class A	661,227	689,607
	Northking Information Technology Co. Ltd., Class A	270,933	700,109
	Novoray Corp., Class A	70,600	538,858

		Shares	Value»
CHINA — (Continued)
*	NSFOCUS Technologies Group Co. Ltd., Class A	274,070	$264,141
*	Nuode New Materials Co. Ltd., Class A	820,000	345,174
	NYOCOR Co. Ltd., Class A	556,700	421,643
*Ω	Ocumension Therapeutics	647,000	450,561
*	Offcn Education Technology Co. Ltd., Class A	970,800	402,808
	Offshore Oil Engineering Co. Ltd., Class A	1,225,122	895,938
*	OFILM Group Co. Ltd., Class A	497,000	770,575
	Olympic Circuit Technology Co. Ltd., Class A	273,080	1,002,141
	Onewo, Inc., Class H	822,400	2,269,432
	Oppein Home Group, Inc., Class A	120,890	1,101,185
	Opple Lighting Co. Ltd., Class A	222,221	516,556
	OPT Machine Vision Tech Co. Ltd., Class A	29,277	365,026
	ORG Technology Co. Ltd., Class A	1,849,800	1,361,017
	Orient International Enterprise Ltd., Class A	427,567	438,821
	Orient Overseas International Ltd.	594,500	8,304,257
Ω	Orient Securities Co. Ltd., Class H	2,344,800	1,380,966
*	Oriental Energy Co. Ltd., Class A	550,729	620,322
	Oriental Pearl Group Co. Ltd., Class A	595,141	604,477
*	Ourpalm Co. Ltd., Class A	438,300	290,607
	Ovctek China, Inc., Class A	267,240	541,587
*	Pacific Securities Co. Ltd., Class A	523,800	258,080
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	219,203	661,517

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	2,411,831	$846,680
	PCI Technology Group Co. Ltd., Class A	625,140	446,291
*	PDD Holdings, Inc., ADR	1,216,709	128,447,969
#*Ω	Peijia Medical Ltd.	1,597,000	1,094,659
*	Peking University Resources Holdings Co. Ltd.	1,214,500	23,852
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	3,368,870	64,939
	People.cn Co. Ltd., Class A	77,800	212,269
	People’s Insurance Co. Group of China Ltd. , Class H	24,910,000	14,742,139
	Perennial Energy Holdings Ltd.	710,000	69,582
	Perfect World Co. Ltd., Class A	161,000	301,716
	PetroChina Co. Ltd., Class H	96,738,000	73,921,186
	PharmaBlock Sciences Nanjing, Inc., Class A	113,600	503,374
Ω	Pharmaron Beijing Co. Ltd., Class H	1,431,450	2,482,177
*	Phenix Optical Co. Ltd., Class A	53,600	147,202
	PhiChem Corp., Class A	249,005	607,193
	PICC Property & Casualty Co. Ltd., Class H	19,579,398	36,054,274
*	Piesat Information Technology Co. Ltd., Class A	70,157	165,720
	Ping An Bank Co. Ltd., Class A	4,109,901	6,178,824
#Ω	Ping An Healthcare & Technology Co. Ltd.	9,302,005	8,941,842
	Ping An Insurance Group Co. of China Ltd., Class H	23,334,500	139,657,729
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	815,838	923,281

		Shares	Value»
CHINA — (Continued)
	PNC Process Systems Co. Ltd., Class A	177,720	$626,343
	POCO Holding Co. Ltd., Class A	42,860	238,768
*	Polaris Bay Group Co. Ltd., Class A	579,000	506,139
	Poly Developments & Holdings Group Co. Ltd., Class A	1,264,405	1,456,344
	Poly Property Services Co. Ltd., Class H	1,235,800	4,907,025
	Pony Testing International Group Co. Ltd., Class A	265,070	247,894
Ω	Pop Mart International Group Ltd.	2,162,600	53,937,931
	Porton Pharma Solutions Ltd., Class A	334,300	692,869
Ω	Postal Savings Bank of China Co. Ltd., Class H	22,768,000	13,997,353
	Pou Sheng International Holdings Ltd.	16,009,609	980,612
	Power Construction Corp. of China Ltd., Class A	2,700,800	1,756,001
*	Powerwin Tech Group Ltd.	392,000	160,958
	Prinx Chengshan Holdings Ltd.	603,500	607,161
*	Productive Technologies Co. Ltd.	1,154,000	36,202
	Pulike Biological Engineering, Inc., Class A	131,400	244,866
	PW Medtech Group Ltd.	3,816,000	503,309
	Pylon Technologies Co. Ltd., Class A	45,089	254,699
*	Q Technology Group Co. Ltd.	2,854,000	2,393,812
*	Qi An Xin Technology Group, Inc., Class A	70,001	298,111
	Qianhe Condiment & Food Co. Ltd., Class A	299,015	463,555

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Qifu Technology, Inc., ADR	1,029,222	$42,228,979
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	346,200	608,456
	Qingdao Citymedia Co. Ltd., Class A	543,833	491,636
	Qingdao East Steel Tower Stock Co. Ltd., Class A	811,575	849,466
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	231,501	525,989
	Qingdao Gaoce Technology Co. Ltd., Class A	397,410	475,271
	Qingdao Gon Technology Co. Ltd., Class A	174,800	604,131
	Qingdao Haier Biomedical Co. Ltd., Class A	141,584	614,397
	Qingdao Hanhe Cable Co. Ltd., Class A	1,370,392	602,311
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	256,940	388,844
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	50,200	941,302
	Qingdao NovelBeam Technology Co. Ltd., Class A	28,435	135,250
Ω	Qingdao Port International Co. Ltd., Class H	2,283,000	1,650,326
	Qingdao Rural Commercial Bank Corp., Class A	1,531,267	660,535
	Qingdao Sentury Tire Co. Ltd., Class A	287,460	732,010
	Qingdao TGOOD Electric Co. Ltd., Class A	164,900	525,390
*	Qinghai Salt Lake Industry Co. Ltd., Class A	999,300	2,197,800

		Shares	Value»
CHINA — (Continued)
#*	Qingling Motors Co. Ltd., Class H	5,354,000	$320,273
	Qinhuangdao Port Co. Ltd., Class H	4,826,000	1,335,924
*	QuantumCTek Co. Ltd., Class A	2,968	98,102
*	Qudian, Inc., Sponsored ADR	492,689	1,340,114
	Queclink Wireless Solutions Co. Ltd., Class A	128,650	212,618
	Quectel Wireless Solutions Co. Ltd., Class A	62,034	643,184
	Quick Intelligent Equipment Co. Ltd., Class A	126,100	411,845
#*	Radiance Holdings Group Co. Ltd.	2,385,000	923,440
	Rainbow Digital Commercial Co. Ltd., Class A	910,394	669,266
	Range Intelligent Computing Technology Group Co. Ltd., Class A	50,700	337,858
	Rayhoo Motor Dies Co. Ltd., Class A	105,944	568,796
	Raytron Technology Co. Ltd., Class A	72,968	561,855
	Realcan Pharmaceutical Group Co. Ltd., Class A	834,100	338,192
	Red Avenue New Materials Group Co. Ltd., Class A	39,200	173,143
#*Ω	Red Star Macalline Group Corp. Ltd., Class H	3,464,914	597,960
	Renhe Pharmacy Co. Ltd., Class A	653,300	484,021
	Rianlon Corp., Class A	142,100	549,290
	Richinfo Technology Co. Ltd., Class A	118,700	417,063
	Risen Energy Co. Ltd., Class A	304,108	370,758
*	RiseSun Real Estate Development Co. Ltd., Class A	1,098,102	211,219

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Rising Nonferrous Metals Share Co. Ltd., Class A	109,600	$543,632
	Riyue Heavy Industry Co. Ltd., Class A	312,825	512,973
	Rizhao Port Co. Ltd., Class A	3,046,500	1,259,469
	RoboTechnik Intelligent Technology Co. Ltd., Class A	24,760	446,867
	Rockchip Electronics Co. Ltd., Class A	25,200	593,330
	Rongan Property Co. Ltd., Class A	193,200	49,745
*	RongFa Nuclear Equipment Co. Ltd., Class A	776,300	507,898
	Rongsheng Petrochemical Co. Ltd., Class A	1,830,978	2,099,529
*	Roshow Technology Co. Ltd., Class A	423,700	416,565
	Ruida Futures Co. Ltd., Class A	196,651	391,653
	Runjian Co. Ltd., Class A	124,963	862,223
	SAIC Motor Corp. Ltd., Class A	918,355	2,056,473
	Sailun Group Co. Ltd., Class A	806,500	1,357,616
	Sanan Optoelectronics Co. Ltd., Class A	452,500	765,772
	Sangfor Technologies, Inc., Class A	18,772	254,899
	Sanjiang Shopping Club Co. Ltd., Class A	209,100	328,061
	Sanquan Food Co. Ltd., Class A	407,330	646,489
*	Sansteel Minguang Co. Ltd. Fujian, Class A	1,339,556	695,791
	Sansure Biotech, Inc., Class A	133,807	365,280
	Sanwei Holding Group Co. Ltd., Class A	134,700	202,775
	Sany Heavy Equipment International Holdings Co. Ltd.	9,234,500	6,733,816
	Sany Heavy Industry Co. Ltd., Class A	847,341	2,207,549

		Shares	Value»
CHINA — (Continued)
	Satellite Chemical Co. Ltd., Class A	1,211,883	$3,029,722
	SDIC Capital Co. Ltd., Class A	466,300	439,313
	SDIC Power Holdings Co. Ltd., Class A	1,011,516	2,095,320
	Sealand Securities Co. Ltd., Class A	1,346,700	706,554
*	Seazen Group Ltd.	18,081,047	4,547,569
*	Seazen Holdings Co. Ltd., Class A	284,781	531,359
	S-Enjoy Service Group Co. Ltd.	2,340,000	844,809
	Seres Group Co. Ltd., Class A	142,925	2,569,022
	SF Holding Co. Ltd., Class A	1,155,555	6,923,289
	SG Micro Corp., Class A	24,600	343,161
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	183,700	106,467
	Shaanxi Coal Industry Co. Ltd., Class A	3,029,900	8,000,209
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	1,012,700	546,379
*	Shaanxi Heimao Coking Co. Ltd., Class A	559,100	223,376
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,472,746	1,328,500
	Shandong Bohui Paper Industrial Co. Ltd., Class A	914,300	541,753
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	384,887	836,118
*	Shandong Chenming Paper Holdings Ltd., Class H	2,811,533	206,398
	Shandong Dawn Polymer Co. Ltd., Class A	211,200	452,485
	Shandong Denghai Seeds Co. Ltd., Class A	605,300	844,614
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	539,200	542,131

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#Ω	Shandong Gold Mining Co. Ltd., Class H	2,124,500	$6,258,738
	Shandong Haihua Co. Ltd., Class A	539,800	395,369
	Shandong Head Group Co. Ltd., Class A	189,126	292,890
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	288,241	2,254,028
	Shandong Hi-speed Co. Ltd., Class A	467,325	696,824
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	1,024,200	789,815
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	515,061	1,446,320
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	695,060	326,502
	Shandong Humon Smelting Co. Ltd., Class A	524,356	782,485
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	210,100	453,091
	Shandong Jinjing Science & Technology Co. Ltd., Class A	1,118,471	701,042
	Shandong Linglong Tyre Co. Ltd., Class A	543,382	1,066,105
	Shandong Lukang Pharma, Class A	564,800	770,079
	Shandong Nanshan Aluminum Co. Ltd., Class A	2,799,880	1,408,107
	Shandong Pharmaceutical Glass Co. Ltd., Class A	250,000	764,116
	Shandong Publishing & Media Co. Ltd., Class A	852,100	1,151,788

		Shares	Value»
CHINA — (Continued)
	Shandong Sun Paper Industry JSC Ltd., Class A	961,588	$1,854,050
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	121,100	877,482
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	18,698,000	13,762,884
	Shandong WIT Dyne Health Co. Ltd., Class A	184,500	776,528
	Shandong Xiantan Co. Ltd., Class A	526,863	430,819
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	1,303,200	922,224
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	529,900	603,973
	Shanghai Acrel Co. Ltd., Class A	24,100	75,350
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	562,100	496,985
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	141,400	204,664
	Shanghai AJ Group Co. Ltd., Class A	962,935	595,004
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	79,179	952,971
	Shanghai AtHub Co. Ltd., Class A	254,425	1,146,453
	Shanghai Bailian Group Co. Ltd., Class A	589,600	776,999
*	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	238,358	857,573
	Shanghai Baolong Automotive Corp., Class A	109,100	562,805
	Shanghai Baosight Software Co. Ltd., Class A	250,362	927,235

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Baosteel Packaging Co. Ltd., Class A	762,664	$498,306
	Shanghai Belling Co. Ltd., Class A	26,200	126,635
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	22,532	603,558
	Shanghai Bright Meat Group Co. Ltd., Class A	558,700	623,986
#	Shanghai Chicmax Cosmetic Co. Ltd.	65,900	568,542
	Shanghai Chinafortune Co. Ltd., Class A	504,631	932,153
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	489,200	606,742
	Shanghai Construction Group Co. Ltd., Class A	2,729,435	904,949
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	513,066	565,566
	Shanghai Datun Energy Resources Co. Ltd., Class A	664,100	1,013,531
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	334,000	79,681
*	Shanghai DZH Ltd., Class A	90,200	106,147
#*	Shanghai Electric Group Co. Ltd., Class H	6,970,000	2,290,303
	Shanghai Electric Power Co. Ltd., Class A	498,406	613,368
	Shanghai Environment Group Co. Ltd., Class A	391,775	424,321
*	Shanghai Feilo Acoustics Co. Ltd., Class A	266,900	145,778
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	29,200	41,797

		Shares	Value»
CHINA — (Continued)
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,083,500	$1,948,556
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	714,000	2,569,422
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	584,000	182,900
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	56,147	374,493
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	82,132	236,292
	Shanghai Gench Education Group Ltd.	52,000	15,064
	Shanghai Gentech Co. Ltd., Class A	121,719	624,404
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	393,348	898,658
#Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	176,280	555,446
#*Ω	Shanghai Henlius Biotech, Inc., Class H	69,700	348,592
	Shanghai Huace Navigation Technology Ltd., Class A	83,535	489,330
	Shanghai Huafon Aluminium Corp., Class A	176,200	414,114
	Shanghai Huayi Group Co. Ltd., Class A	654,200	612,860
	Shanghai Industrial Urban Development Group Ltd.	16,019,025	599,873
#	Shanghai INT Medical Instruments Co. Ltd.	96,000	328,083

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai International Airport Co. Ltd., Class A	40,400	$178,404
	Shanghai Jahwa United Co. Ltd., Class A	159,500	514,005
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	291,462	963,871
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	204,433	294,462
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	585,400	474,353
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	53,300	131,981
	Shanghai Liangxin Electrical Co. Ltd., Class A	582,891	670,350
	Shanghai Lingang Holdings Corp. Ltd., Class A	409,940	513,175
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	87,600	106,099
	Shanghai M&G Stationery, Inc., Class A	229,299	927,775
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	230,900	705,926
*	Shanghai Medicilon, Inc., Class A	61,955	256,420
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	39,612	461,228
*	Shanghai Milkground Food Tech Co. Ltd., Class A	352,300	1,263,020
#	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,936,800	4,016,145
	Shanghai Pioneer Holding Ltd.	3,009,000	874,930

		Shares	Value»
CHINA — (Continued)
	Shanghai Pret Composites Co. Ltd., Class A	521,200	$743,281
	Shanghai Pudong Construction Co. Ltd., Class A	534,380	467,755
	Shanghai Pudong Development Bank Co. Ltd., Class A	3,427,519	5,170,485
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	303,899	703,435
	Shanghai QiFan Cable Co. Ltd., Class A	278,600	561,854
	Shanghai RAAS Blood Products Co. Ltd., Class A	591,912	547,385
	Shanghai Runda Medical Technology Co. Ltd., Class A	400,100	994,408
	Shanghai Rural Commercial Bank Co. Ltd., Class A	995,600	1,151,859
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	411,000	248,317
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	420,400	592,451
	Shanghai Stonehill Technology Co. Ltd., Class A	2,256,626	1,614,316
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	384,400	501,080
	Shanghai Tunnel Engineering Co. Ltd., Class A	720,395	590,014
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	346,461	535,609
	Shanghai Wanye Enterprises Co. Ltd., Class A	160,310	318,501
	Shanghai Yaoji Technology Co. Ltd., Class A	231,500	863,902

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	697,600	$539,664
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	141,157	508,647
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	931,400	1,379,353
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	1,126,382	973,254
	Shanjin International Gold Co. Ltd., Class A	550,580	1,547,783
	Shannon Semiconductor Technology Co. Ltd., Class A	79,000	334,735
	Shantui Construction Machinery Co. Ltd., Class A	645,400	775,256
	Shanxi Blue Flame Holding Co. Ltd., Class A	973,698	858,417
	Shanxi Coal International Energy Group Co. Ltd., Class A	837,600	1,092,154
	Shanxi Coking Co. Ltd., Class A	743,797	356,412
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,766,141	1,558,690
	Shanxi Guoxin Energy Corp. Ltd., Class A	1,190,860	415,356
	Shanxi Hi-speed Group Co. Ltd., Class A	1,211,300	833,927
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	983,130	915,119
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,076,748	1,619,688
*	Shanxi Meijin Energy Co. Ltd., Class A	840,600	486,315
	Shanxi Securities Co. Ltd., Class A	405,800	315,641

		Shares	Value»
CHINA — (Continued)
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	934,292	$453,851
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	190,929	5,366,463
	Sharetronic Data Technology Co. Ltd., Class A	36,900	537,251
	Shede Spirits Co. Ltd., Class A	101,800	795,378
	Shenergy Co. Ltd., Class A	1,024,033	1,243,912
	Shengda Resources Co. Ltd., Class A	271,930	507,893
	Shenghe Resources Holding Co. Ltd., Class A	403,700	588,418
*Ω	Shengjing Bank Co. Ltd., Class H	702,500	82,751
	Shenguan Holdings Group Ltd.	4,272,000	164,905
*	Shengyi Electronics Co. Ltd., Class A	36,188	129,641
	Shengyi Technology Co. Ltd., Class A	466,582	1,565,677
	Shenma Industry Co. Ltd., Class A	438,700	485,306
	Shennan Circuits Co. Ltd., Class A	87,483	1,319,861
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	3,114,400	824,920
*	Shenyang Jinbei Automotive Co. Ltd., Class A	634,600	469,234
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	52,584	581,932
	Shenzhen Agricultural Power Group Co. Ltd., Class A	647,738	565,606
	Shenzhen Airport Co. Ltd., Class A	934,083	871,076
	Shenzhen Aisidi Co. Ltd., Class A	795,938	1,273,955
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	495,700	661,391
	Shenzhen BSC Technology Co. Ltd., Class A	60,500	233,314

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Capchem Technology Co. Ltd., Class A	73,040	$319,584
	Shenzhen Center Power Tech Co. Ltd., Class A	200,200	394,967
	Shenzhen Cereals Holdings Co. Ltd., Class A	581,050	537,835
	Shenzhen Click Technology Co. Ltd., Class A	222,400	374,146
	Shenzhen Colibri Technologies Co. Ltd., Class A	201,400	420,100
	Shenzhen Comix Group Co. Ltd., Class A	314,200	298,789
	Shenzhen Das Intellitech Co. Ltd., Class A	970,200	424,443
	Shenzhen Desay Battery Technology Co., Class A	300,481	875,858
*	Shenzhen Dynanonic Co. Ltd., Class A	92,787	357,344
	Shenzhen Energy Group Co. Ltd., Class A	817,400	720,438
	Shenzhen Envicool Technology Co. Ltd., Class A	150,650	660,244
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	293,460	872,263
	Shenzhen Expressway Corp. Ltd., Class H	3,928,000	3,338,956
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	264,622	456,380
*	Shenzhen Feima International Supply Chain Co. Ltd., Class A	741,800	253,928
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	3,307	61,841

		Shares	Value»
CHINA — (Continued)
	Shenzhen FRD Science & Technology Co. Ltd., Class A	125,633	$338,558
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	569,100	609,336
	Shenzhen Gas Corp. Ltd., Class A	879,816	772,918
	Shenzhen Gongjin Electronics Co. Ltd., Class A	398,103	500,781
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	213,100	575,918
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	386,000	221,198
	Shenzhen Honor Electronic Co. Ltd., Class A	29,200	439,139
	Shenzhen Hopewind Electric Co. Ltd., Class A	172,300	707,107
	Shenzhen Inovance Technology Co. Ltd., Class A	147,975	1,456,558
	Shenzhen International Holdings Ltd.	11,259,914	11,519,276
	Shenzhen Invt Electric Co. Ltd., Class A	460,800	488,773
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	333,400	474,388
	Shenzhen Jinjia Group Co. Ltd., Class A	875,400	434,183
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	806,500	653,214
	Shenzhen Kaifa Technology Co. Ltd., Class A	292,821	723,029
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	120,144	225,402

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Kedali Industry Co. Ltd., Class A	91,320	$1,655,982
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	603,700	1,248,494
	Shenzhen Kinwong Electronic Co. Ltd., Class A	199,824	768,592
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	215,400	668,462
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	463,500	604,345
	Shenzhen Leaguer Co. Ltd., Class A	679,300	769,908
	Shenzhen Lifotronic Technology Co. Ltd., Class A	197,341	350,493
	Shenzhen Megmeet Electrical Co. Ltd., Class A	213,316	1,275,076
	Shenzhen Microgate Technology Co. Ltd., Class A	508,900	717,430
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	183,272	5,542,860
	Shenzhen MTC Co. Ltd., Class A	1,266,138	751,865
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	856,700	267,285
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	85,400	616,055
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	1,534,701	543,075
	Shenzhen Noposin Crop Science Co. Ltd., Class A	529,100	687,943
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,381,976	449,705

		Shares	Value»
CHINA — (Continued)
#	Shenzhen Pagoda Industrial Group Corp. Ltd.	1,710,500	$219,042
	Shenzhen Qingyi Photomask Ltd., Class A	100,308	379,191
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	106,100	597,501
	Shenzhen SC New Energy Technology Corp., Class A	113,071	855,895
	Shenzhen SED Industry Co. Ltd., Class A	257,489	800,589
	Shenzhen SEG Co. Ltd., Class A	585,000	658,681
	Shenzhen Senior Technology Material Co. Ltd., Class A	468,370	586,391
	Shenzhen Sinexcel Electric Co. Ltd., Class A	189,550	775,812
	Shenzhen Sunline Tech Co. Ltd., Class A	89,300	155,182
	Shenzhen Sunlord Electronics Co. Ltd., Class A	262,070	1,006,067
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	79,900	273,146
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	571,800	794,453
	Shenzhen Sunway Communication Co. Ltd., Class A	200,754	552,009
	Shenzhen Tagen Group Co. Ltd., Class A	1,250,945	612,892
	Shenzhen Topband Co. Ltd., Class A	454,871	877,078
	Shenzhen Topraysolar Co. Ltd., Class A	791,000	324,613
	Shenzhen Topway Video Communication Co. Ltd., Class A	402,400	444,770
	Shenzhen Transsion Holdings Co. Ltd., Class A	108,943	1,126,107

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen United Winners Laser Co. Ltd., Class A	81,244	$176,854
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	78,000	299,315
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	644,300	1,632,133
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	880,296	549,104
	Shenzhen Yinghe Technology Co. Ltd., Class A	419,786	953,688
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	213,600	203,964
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	275,880	787,264
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	2,368,280	1,455,454
	Shenzhou International Group Holdings Ltd.	1,952,400	13,533,450
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	67,300	317,686
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	255,601	483,686
	Shinva Medical Instrument Co. Ltd., Class A	380,640	770,909
#	Shiyue Daotian Group Co. Ltd.	258,000	201,012
††	Shouhang High-Tech Energy Co. Ltd., Class A	1,336,400	12,880
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	1,648,200	995,792
	Shui On Land Ltd.	28,006,776	2,380,565
	Sichuan Changhong Electric Co. Ltd., Class A	329,100	476,034

		Shares	Value»
CHINA — (Continued)
	Sichuan Chengfei Integration Technology Corp., Class A	160,100	$366,371
	Sichuan Chuantou Energy Co. Ltd., Class A	517,808	1,210,952
	Sichuan Development Lomon Co. Ltd., Class A	273,900	415,823
	Sichuan EM Technology Co. Ltd., Class A	560,600	695,156
	Sichuan Expressway Co. Ltd., Class H	4,528,000	2,524,911
	Sichuan Furong Technology Co. Ltd., Class A	194,957	299,667
	Sichuan Haite High-tech Co. Ltd., Class A	415,083	527,846
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,753,420	408,198
	Sichuan Hexie Shuangma Co. Ltd., Class A	419,843	907,650
*	Sichuan Hongda Co. Ltd., Class A	393,600	360,749
	Sichuan Injet Electric Co. Ltd., Class A	118,225	650,955
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	40,105	97,935
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	371,963	1,855,644
*	Sichuan Lutianhua Co. Ltd., Class A	966,300	643,144
	Sichuan New Energy Power Co. Ltd., Class A	405,000	570,026
	Sichuan Road & Bridge Group Co. Ltd., Class A	2,053,960	2,456,621
	Sichuan Swellfun Co. Ltd., Class A	103,405	648,482
	Sichuan Teway Food Group Co. Ltd., Class A	329,200	508,549

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sichuan Yahua Industrial Group Co. Ltd., Class A	320,700	$493,971
	Sieyuan Electric Co. Ltd., Class A	172,940	1,715,473
	Sihuan Pharmaceutical Holdings Group Ltd.	25,679,000	2,382,039
	Sineng Electric Co. Ltd., Class A	162,500	624,807
	Sino Biopharmaceutical Ltd.	60,431,495	30,348,648
	Sino Wealth Electronic Ltd., Class A	6,441	19,338
	Sino-Agri Leading Biosciences Co. Ltd., Class A	28,900	51,285
	Sinocare, Inc., Class A	91,460	260,067
*	Sinochem International Corp., Class A	1,006,937	496,703
	Sinofert Holdings Ltd.	15,880,673	2,397,735
	Sinolink Securities Co. Ltd., Class A	270,300	302,483
*	Sinolink Worldwide Holdings Ltd.	15,777,885	354,958
	Sinoma International Engineering Co., Class A	1,171,750	1,479,093
	Sinoma Science & Technology Co. Ltd., Class A	195,495	369,794
	Sinomach Automobile Co. Ltd., Class A	418,200	364,588
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	603,500	234,367
	Sinomach Precision Industry Group Co. Ltd., Class A	351,000	742,134
	Sinomine Resource Group Co. Ltd., Class A	139,140	557,466
	Sinopec Engineering Group Co. Ltd., Class H	10,926,000	7,774,574
	Sinopec Kantons Holdings Ltd.	7,660,000	4,313,159

		Shares	Value»
CHINA — (Continued)
*	Sinopec Oilfield Equipment Corp., Class A	775,385	$637,522
*	Sinopec Oilfield Service Corp., Class H	16,120,000	1,225,335
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	20,941,000	3,101,664
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	45,334	331,192
	Sinopharm Group Co. Ltd., Class H	7,686,000	18,113,962
	Sino-Platinum Metals Co. Ltd., Class A	307,813	558,966
	Sinoseal Holding Co. Ltd., Class A	131,727	654,472
	Sinosoft Co. Ltd., Class A	228,580	601,145
	Sinosteel Engineering & Technology Co. Ltd., Class A	1,184,268	1,051,524
	Sinosteel New Materials Co. Ltd., Class A	366,200	393,872
	Sinotrans Ltd., Class H	19,256,000	8,368,695
	Sinotruk Jinan Truck Co. Ltd., Class A	474,273	1,109,473
	Skshu Paint Co. Ltd., Class A	72,320	482,212
	Skyworth Digital Co. Ltd., Class A	240,699	371,563
#	Skyworth Group Ltd.	9,494,246	3,643,935
Ω	Smoore International Holdings Ltd.	5,052,000	8,744,087
	Snowsky Salt Industry Group Co. Ltd., Class A	920,100	632,108
#*	SOHO China Ltd.	16,114,839	1,121,165
*	Sohu.com Ltd., ADR	72,129	792,698
	Sokan New Materials Group Co. Ltd., Class A	2,955	16,282
	Solareast Holdings Co. Ltd., Class A	14,100	18,537
	Songcheng Performance Development Co. Ltd., Class A	194,500	250,332
	Sonoscape Medical Corp., Class A	59,900	255,930

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	SooChow Securities Co. Ltd., Class A	903,921	$972,938
#*	South Manganese Investment Ltd.	4,644,000	161,366
	Southern Publishing & Media Co. Ltd., Class A	346,700	787,747
	Southwest Securities Co. Ltd., Class A	1,209,100	685,638
	SPIC Industry-Finance Holdings Co. Ltd., Class A	79,600	70,217
	Spring Airlines Co. Ltd., Class A	184,900	1,364,146
	SSY Group Ltd.	13,666,506	5,186,287
	Stanley Agricultural Group Co. Ltd., Class A	751,500	868,012
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	1,128,400	1,174,575
	StarPower Semiconductor Ltd., Class A	36,220	411,205
	State Grid Information & Communication Co. Ltd., Class A	316,526	788,656
	State Grid Yingda Co. Ltd., Class A	536,900	358,653
	STO Express Co. Ltd., Class A	1,103,600	1,624,003
	Sumavision Technologies Co. Ltd., Class A	737,200	534,558
	Sumec Corp. Ltd., Class A	894,200	1,164,940
*	Sun Create Electronics Co. Ltd., Class A	120,797	311,303
#*	Sun King Technology Group Ltd.	6,342,000	907,313
	Sunflower Pharmaceutical Group Co. Ltd., Class A	362,200	782,756
	Sungrow Power Supply Co. Ltd., Class A	338,643	2,827,306
	Suning Universal Co. Ltd., Class A	1,749,300	520,336

		Shares	Value»
CHINA — (Continued)
	Sunny Optical Technology Group Co. Ltd.	2,927,100	$24,629,361
	Sunresin New Materials Co. Ltd., Class A	108,300	648,692
	Sunrise Group Co. Ltd., Class A	664,930	494,878
*	Sunstone Development Co. Ltd., Class A	214,600	513,689
	Sunward Intelligent Equipment Co. Ltd., Class A	746,500	719,050
	Sunwoda Electronic Co. Ltd., Class A	196,799	514,686
	Suofeiya Home Collection Co. Ltd., Class A	313,634	657,759
	SUPCON Technology Co. Ltd., Class A	32,203	209,378
	Suzhou Anjie Technology Co. Ltd., Class A	186,700	330,863
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	496,767	1,767,807
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,558,047	744,154
	Suzhou Good-Ark Electronics Co. Ltd., Class A	217,537	274,101
	Suzhou Maxwell Technologies Co. Ltd., Class A	30,273	290,285
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	67,660	403,201
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	185,900	343,319
	Suzhou Sushi Testing Group Co. Ltd., Class A	294,721	636,492
	Suzhou TFC Optical Communication Co. Ltd., Class A	69,572	668,399

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Suzhou TZTEK Technology Co. Ltd., Class A	62,199	$456,254
	Suzhou Veichi Electric Co. Ltd., Class A	49,957	347,025
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	11,411	169,859
#	SY Holdings Group Ltd.	1,831,500	3,061,508
	Symphony Holdings Ltd.	7,630,000	804,756
	SYoung Group Co. Ltd., Class A	237,933	414,525
	T&S Communications Co. Ltd., Class A	25,000	242,635
	Taiji Computer Corp. Ltd., Class A	90,628	300,805
*	Taiyuan Heavy Industry Co. Ltd., Class A	2,349,200	760,545
*	Talkweb Information System Co. Ltd., Class A	62,200	284,775
*	Tangrenshen Group Co. Ltd., Class A	716,185	477,578
*	Tangshan Jidong Cement Co. Ltd., Class A	763,707	498,047
	TangShan Port Group Co. Ltd., Class A	1,476,730	815,838
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	1,042,539	697,367
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	24,300	47,655
	Tasly Pharmaceutical Group Co. Ltd., Class A	349,900	733,355
	Tayho Advanced Materials Group Co. Ltd., Class A	503,700	709,093
	TBEA Co. Ltd., Class A	1,286,280	2,042,305
	TCL Electronics Holdings Ltd.	8,352,932	10,551,402
	TCL Technology Group Corp., Class A	4,478,818	2,556,071

		Shares	Value»
	CHINA — (Continued)
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	521,852	$550,559
	TDG Holdings Co. Ltd., Class A	474,400	425,096
	Ten Pao Group Holdings Ltd.	1,000,000	208,056
	Tencent Holdings Ltd.	15,419,201	944,440,525
	Tencent Music Entertainment Group, ADR	1,093,581	14,675,857
#	Tenfu Cayman Holdings Co. Ltd.	101,000	43,660
	Three Squirrels, Inc., Class A	156,800	577,258
	Three’s Co. Media Group Co. Ltd., Class A	134,592	513,476
	Tian Di Science & Technology Co. Ltd., Class A	805,200	687,109
#	Tian Lun Gas Holdings Ltd.	740,000	249,847
	Tiande Chemical Holdings Ltd.	496,000	68,788
#	Tiangong International Co. Ltd.	10,194,000	2,769,603
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	103,284	262,169
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,506,000	1,028,674
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	871,551	406,198
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	56,221	228,612
	Tianjin Port Co. Ltd., Class A	611,200	372,251
	Tianjin Port Development Holdings Ltd.	12,103,200	950,208
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	320,970	902,086
	Tianjin Teda Co. Ltd., Class A	923,601	469,222

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	894,400	$701,491
*	Tianma Microelectronics Co. Ltd., Class A	793,112	871,397
	Tianneng Battery Group Co. Ltd., Class A	115,564	412,967
#	Tianneng Power International Ltd.	7,163,952	5,963,638
#	Tianqi Lithium Corp., Class H	459,800	1,366,831
	Tianrun Industry Technology Co. Ltd., Class A	1,010,800	859,609
	Tianshan Aluminum Group Co. Ltd., Class A	1,628,800	1,671,003
	TianShan Material Co. Ltd., Class A	58,101	39,255
	Tianshui Huatian Technology Co. Ltd., Class A	947,207	1,209,931
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	63,700	208,667
	Tibet Mineral Development Co. Ltd., Class A	113,800	290,480
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	98,110	479,546
*	Tibet Water Resources Ltd.	6,597,000	258,508
	Time Interconnect Technology Ltd.	1,768,000	928,043
	Tingyi Cayman Islands Holding Corp	8,852,000	15,989,643
	Titan Wind Energy Suzhou Co. Ltd., Class A	1,031,459	913,412
	TK Group Holdings Ltd.	264,000	64,511
	TKD Science & Technology Co. Ltd., Class A	197,108	366,058
	Tofflon Science & Technology Group Co. Ltd., Class A	222,644	360,610

		Shares	Value»
CHINA — (Continued)
	Toly Bread Co. Ltd., Class A	861,934	$644,576
	Tomson Group Ltd.	2,999,036	1,037,739
#	Tong Ren Tang Technologies Co. Ltd., Class H	4,819,000	2,939,935
	Tongcheng Travel Holdings Ltd.	8,107,600	21,266,374
	Tongdao Liepin Group	1,230,600	576,345
*	Tongding Interconnection Information Co. Ltd., Class A	570,600	361,895
	TongFu Microelectronics Co. Ltd., Class A	334,815	1,181,010
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	472,760	470,664
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	48,100	115,836
	Tongkun Group Co. Ltd., Class A	568,666	852,073
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	1,114,400	1,029,841
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,337,900	1,453,705
	Tongwei Co. Ltd., Class A	491,976	1,105,156
	Tongyu Heavy Industry Co. Ltd., Class A	2,276,700	764,877
	Topchoice Medical Corp., Class A	100,102	554,005
	Topsec Technologies Group, Inc., Class A	658,100	655,183
Ω	Topsports International Holdings Ltd.	18,027,000	7,166,762
	Towngas Smart Energy Co. Ltd.	4,859,708	2,189,804
*	TPV Technology Co. Ltd., Class A	1,316,100	418,505
	Transfar Zhilian Co. Ltd., Class A	789,198	570,525

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	TravelSky Technology Ltd., Class H	5,078,938	$7,070,186
	Triangle Tyre Co. Ltd., Class A	289,800	540,459
*	Trigiant Group Ltd.	6,560,000	254,654
	Trina Solar Co. Ltd., Class A	512,978	925,915
	Trip.com Group Ltd. (TCOM US), ADR	913,870	53,909,191
#*	Triumph New Energy Co. Ltd., Class H	1,222,000	541,004
	Triumph Science & Technology Co. Ltd., Class A	219,100	322,702
*††	Trony Solar Holdings Co. Ltd.	2,133,000	0
*	Troy Information Technology Co. Ltd., Class A	179,300	177,183
	Truking Technology Ltd., Class A	345,600	355,649
	Truly International Holdings Ltd.	13,603,000	1,669,977
#Ω	Tsaker New Energy Tech Co. Ltd.	220,500	19,364
*	Tsinghua Tongfang Co. Ltd., Class A	419,900	402,873
	Tsingtao Brewery Co. Ltd., Class H	2,304,000	16,281,157
	TSP Wind Power Group Co. Ltd.	857,600	750,169
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	2,895,700	111,637
	Tungkong, Inc., Class A	142,800	236,301
	Tuniu Corp., Sponsored ADR	88,047	80,589
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	62,739	553,689
	Unilumin Group Co. Ltd., Class A	669,131	639,884
	Uni-President China Holdings Ltd.	11,492,308	13,788,293
	Unisplendour Corp. Ltd., Class A	198,320	688,701
#	United Energy Group Ltd.	9,285,100	484,754
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	544,633	1,040,144

		Shares	Value»
CHINA — (Continued)
*	UTour Group Co. Ltd., Class A	475,600	$522,100
	V V Food & Beverage Co. Ltd., Class A	1,007,800	487,107
	Valiant Co. Ltd., Class A	512,727	770,667
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	183,328	441,829
	Vats Liquor Chain Store Management JSC Ltd. (300755 CH), Class A	7,900	19,039
	Vatti Corp. Ltd., Class A	491,100	437,647
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	166,700	482,013
Ω	VCredit Holdings Ltd.	109,600	58,383
*Ω	Venus MedTech Hangzhou, Inc., Class H	747,500	245,774
	Venustech Group, Inc., Class A	183,400	391,206
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	2,926	38,784
	Victory Giant Technology Huizhou Co. Ltd., Class A	278,500	2,838,772
	Vipshop Holdings Ltd., ADR	2,747,725	37,424,014
*	Visionox Technology, Inc., Class A	499,500	588,764
	Visual China Group Co. Ltd., Class A	55,000	155,351
*Ω	Viva Biotech Holdings	5,817,500	1,102,458
*	Vnet Group, Inc., ADR	346,697	2,180,724
	Walvax Biotechnology Co. Ltd., Class A	224,200	309,227
*	Wanda Film Holding Co. Ltd., Class A	550,000	852,707
	Wangneng Environment Co. Ltd., Class A	399,191	981,275
	Wangsu Science & Technology Co. Ltd., Class A	382,517	618,022
	Wanguo Gold Group Ltd.	924,000	2,717,331

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wanhua Chemical Group Co. Ltd., Class A	879,528	$6,598,455
	Want Want China Holdings Ltd.	29,515,000	19,315,021
	Wanxiang Qianchao Co. Ltd., Class A	1,235,519	1,107,013
	Warom Technology, Inc. Co., Class A	206,414	584,074
	Wasion Holdings Ltd.	4,776,000	4,940,785
	Wasu Media Holding Co. Ltd., Class A	734,500	779,557
	Weibo Corp. (WB US), Sponsored ADR	552,309	4,473,703
	Weichai Power Co. Ltd., Class H	11,822,120	23,063,772
	Weifu High-Technology Group Co. Ltd., Class A	236,747	636,507
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	165,200	213,553
	Weihai Guangwei Composites Co. Ltd., Class A	176,520	706,429
#	Weilong Delicious Global Holdings Ltd.	385,000	812,012
*	Wellhope Foods Co. Ltd., Class A	529,444	608,934
	Wencan Group Co. Ltd., Class A	282,800	795,467
	Wens Foodstuff Group Co. Ltd., Class A	1,533,566	3,578,883
	Wenzhou Yihua Connector Co. Ltd., Class A	76,200	432,216
#	West China Cement Ltd.	21,952,000	4,409,625
	Western Metal Materials Co. Ltd., Class A	222,800	565,327
	Western Mining Co. Ltd., Class A	675,800	1,433,703
*	Western Region Gold Co. Ltd., Class A	367,200	818,944
	Western Securities Co. Ltd., Class A	816,630	847,172

		Shares	Value»
CHINA — (Continued)
	Western Superconducting Technologies Co. Ltd., Class A	102,647	$663,979
	Will Semiconductor Co. Ltd. Shanghai, Class A	25,488	462,966
	Willfar Information Technology Co. Ltd., Class A	59,477	294,525
	Winall Hi-Tech Seed Co. Ltd., Class A	315,815	399,722
	Windey Energy Technology Group Co. Ltd., Class A	347,538	503,148
	Wingtech Technology Co. Ltd., Class A	129,997	624,352
	Winner Medical Co. Ltd., Class A	88,325	635,433
	Winning Health Technology Group Co. Ltd., Class A	491,000	691,824
	Wolong Electric Group Co. Ltd., Class A	465,095	1,644,026
*	World Union Group, Inc., Class A	1,047,377	322,061
	Wuchan Zhongda Group Co. Ltd., Class A	1,140,550	798,962
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	54,940	436,328
	Wuhan East Lake High Technology Group Co. Ltd., Class A	185,300	224,164
	Wuhan Easydiagnosis Biomedicine Co. Ltd., Class A	81,696	212,475
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	186,300	308,321
	Wuhan Jingce Electronic Group Co. Ltd., Class A	13,800	115,778
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	185,500	456,362
	Wuhu Token Science Co. Ltd., Class A	763,240	597,227

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wuliangye Yibin Co. Ltd., Class A	841,312	$14,910,624
	Wuling Motors Holdings Ltd.	1,060,000	55,886
	WUS Printed Circuit Kunshan Co. Ltd., Class A	323,380	1,251,185
	Wushang Group Co. Ltd., Class A	514,700	659,785
#Ω	WuXi AppTec Co. Ltd., Class H	1,126,260	8,704,408
	Wuxi Autowell Technology Co. Ltd., Class A	110,708	504,408
	Wuxi Best Precision Machinery Co. Ltd., Class A	210,570	807,012
*Ω	Wuxi Biologics Cayman, Inc.	8,761,000	25,445,691
	Wuxi Boton Technology Co. Ltd., Class A	208,338	658,306
	Wuxi Chipown Micro-Electronics Ltd., Class A	39,976	304,825
	Wuxi DK Electronic Materials Co. Ltd., Class A	51,500	265,146
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	789,100	992,209
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	49,500	135,881
	Wuxi NCE Power Co. Ltd., Class A	96,600	411,887
	Wuxi Paike New Materials Technology Co. Ltd., Class A	73,698	562,861
	Wuxi Rural Commercial Bank Co. Ltd., Class A	803,300	612,078
	Wuxi Taiji Industry Ltd. Co., Class A	659,456	574,870
	Wuxi Xinje Electric Co. Ltd., Class A	75,000	531,587
	Wuzhou Special Paper Group Co. Ltd., Class A	172,811	268,548

		Shares	Value»
CHINA — (Continued)
	XCMG Construction Machinery Co. Ltd., Class A	2,166,000	$2,629,474
	XGD, Inc., Class A	289,994	882,296
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,905,500	644,759
	Xiamen Amoytop Biotech Co. Ltd., Class A	71,126	728,626
	Xiamen Bank Co. Ltd., Class A	973,161	772,260
	Xiamen C & D, Inc., Class A	483,230	693,129
	Xiamen Changelight Co. Ltd., Class A	243,788	356,237
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	178,626	154,352
	Xiamen Faratronic Co. Ltd., Class A	36,058	516,799
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	44,800	167,367
	Xiamen International Airport Co. Ltd., Class A	126,156	244,989
	Xiamen Intretech, Inc., Class A	231,684	488,010
	Xiamen ITG Group Corp. Ltd., Class A	718,463	620,345
	Xiamen Jihong Technology Co. Ltd., Class A	262,170	497,078
	Xiamen Kingdomway Group Co., Class A	345,929	755,503
	Xiamen Port Development Co. Ltd., Class A	612,400	624,383
	Xiamen Tungsten Co. Ltd., Class A	425,462	1,074,739
	Xiamen Xiangyu Co. Ltd., Class A	1,420,300	1,267,679
*	Xian International Medical Investment Co. Ltd., Class A	322,800	223,696
	Xi’an Manareco New Materials Co. Ltd., Class A	81,732	429,431
	Xi’An Shaangu Power Co. Ltd., Class A	721,545	823,842

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xi’an Triangle Defense Co. Ltd., Class A	124,638	$425,260
	Xiandai Investment Co. Ltd., Class A	1,253,038	683,186
	Xiangcai Co. Ltd., Class A	453,908	485,346
	Xiangpiaopiao Food Co. Ltd., Class A	101,300	178,789
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	403,530	550,511
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	337,100	456,680
	Xianhe Co. Ltd., Class A	281,207	813,752
*Ω	Xiaomi Corp., Class B	9,622,200	61,603,242
	Xilinmen Furniture Co. Ltd., Class A	244,300	514,866
	Xinfengming Group Co. Ltd., Class A	903,412	1,342,223
	Xingfa Aluminium Holdings Ltd.	360,000	355,823
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	3,324,000	4,811,700
	Xinhuanet Co. Ltd., Class A	102,814	316,758
	Xinjiang Communications Construction Group Co. Ltd., Class A	276,100	420,075
	Xinjiang Joinworld Co. Ltd., Class A	434,546	398,602
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	1,046,900	537,063
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	72,225	276,063
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	6,474,000	758,079
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	725,900	970,956
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	293,700	188,955

		Shares	Value»
CHINA — (Continued)
*	XinKong International Capital Holdings Ltd.	206,000	$3,322
#*	Xinte Energy Co. Ltd., Class H	3,980,800	2,273,236
	Xinxiang Chemical Fiber Co. Ltd., Class A	1,110,000	595,674
	Xinxiang Richful Lube Additive Co. Ltd., Class A	141,940	1,207,949
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	947,950	439,642
#	Xinyi Energy Holdings Ltd.	15,333,211	1,815,755
#	Xinyi Solar Holdings Ltd.	46,796,006	15,562,490
	Xinyu Iron & Steel Co. Ltd., Class A	905,500	504,067
	Xinzhi Group Co. Ltd., Class A	305,800	725,941
*	Xizang Zhufeng Resources Co. Ltd., Class A	427,700	551,492
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	247,000	368,758
*	XPeng, Inc., Class A	1,073,600	9,994,155
#	Xtep International Holdings Ltd.	11,742,506	8,007,807
	Xuji Electric Co. Ltd., Class A	247,100	722,842
*	Xunlei Ltd., ADR	133,711	564,260
*	XXF Group Holdings Ltd.	55,000	47,746
Ω	Yadea Group Holdings Ltd.	7,146,408	12,898,235
*	YaGuang Technology Group Co. Ltd., Class A	369,100	282,155
	Yangling Metron New Material, Inc., Class A	243,080	630,970
*	Yangmei Chemical Co. Ltd., Class A	916,200	256,097
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	839,500	1,480,888

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	143,500	$957,201
	Yankershop Food Co. Ltd., Class A	54,772	677,413
#	Yankuang Energy Group Co. Ltd., Class H	17,643,499	18,427,265
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	111,642	347,380
	Yantai China Pet Foods Co. Ltd., Class A	163,916	1,274,213
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	301,994	622,028
	Yantai Eddie Precision Machinery Co. Ltd., Class A	198,530	513,272
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	283,692	1,226,961
	YanTai Shuangta Food Co. Ltd., Class A	590,850	432,940
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	469,000	801,066
*	Yatsen Holding Ltd., ADR	23,854	102,095
#*	Yeahka Ltd.	686,000	686,200
	Yealink Network Technology Corp. Ltd., Class A	119,620	547,111
	Yechiu Metal Recycling China Ltd., Class A	831,540	273,516
	Yeebo International Holdings Ltd.	190,000	39,662
	YGSOFT, Inc., Class A	446,671	350,419
	Yibin Tianyuan Group Co. Ltd., Class A	721,300	435,739
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	2,155,800	3,457,322
	Yifan Pharmaceutical Co. Ltd., Class A	256,600	400,837

		Shares	Value»
CHINA — (Continued)
	Yifeng Pharmacy Chain Co. Ltd., Class A	360,951	$1,407,491
#	Yihai International Holding Ltd.	3,271,000	5,638,531
	Yinbang Clad Material Co. Ltd., Class A	246,700	349,073
	Yindu Kitchen Equipment Co. Ltd., Class A	108,600	328,877
	Yingkou Jinchen Machinery Co. Ltd., Class A	7,100	23,080
	Yip’s Chemical Holdings Ltd.	1,348,000	263,938
	Yiren Digital Ltd., Sponsored ADR	325,665	2,129,849
#Ω	Yixin Group Ltd.	5,764,000	1,583,452
	Yixintang Pharmaceutical Group Co. Ltd., Class A	464,123	906,442
	Yizumi Holdings Co. Ltd., Class A	286,600	809,560
	Yonfer Agricultural Technology Co. Ltd., Class A	849,800	1,587,722
	Yongjin Technology Group Co. Ltd.	286,200	641,825
	YongXing Special Materials Technology Co. Ltd., Class A	108,518	458,145
*	Yonyou Network Technology Co. Ltd., Class A	123,643	251,151
	Yotrio Group Co. Ltd., Class A	1,055,000	506,339
	Youcare Pharmaceutical Group Co. Ltd., Class A	175,457	398,868
	Youngor Fashion Co. Ltd., Class A	566,800	584,922
	Youngy Co. Ltd., Class A	89,800	335,935
	Youzu Interactive Co. Ltd., Class A	429,100	556,761
	YTO Express Group Co. Ltd., Class A	793,975	1,432,128

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	85,300	$118,680
	Yuexiu Transport Infrastructure Ltd.	3,709,415	1,642,721
*	Yueyang Forest & Paper Co. Ltd., Class A	765,600	451,767
	YUNDA Holding Group Co. Ltd., Class A	1,170,786	1,094,853
	Yunnan Aluminium Co. Ltd., Class A	1,062,000	2,225,176
	Yunnan Baiyao Group Co. Ltd., Class A	174,177	1,373,245
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	1,172,600	820,397
	Yunnan Copper Co. Ltd., Class A	651,900	1,045,894
	Yunnan Energy Investment Co. Ltd., Class A	398,600	598,065
	Yunnan Energy New Material Co. Ltd., Class A	224,995	859,225
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	141,500	362,057
	Yunnan Nantian Electronics Information Co. Ltd., Class A	120,891	281,937
	Yunnan Tin Co. Ltd., Class A	791,200	1,506,884
	Yunnan Yuntianhua Co. Ltd., Class A	506,953	1,559,318
	Yusys Technologies Co. Ltd., Class A	164,539	545,926
	Yutong Bus Co. Ltd., Class A	582,006	2,150,785
	Yutong Heavy Industries Co. Ltd., Class A	152,502	236,403
	Zangge Mining Co. Ltd., Class A	90,900	452,756
	ZBOM Home Collection Co. Ltd., Class A	281,938	423,872

	Shares	Value»
CHINA — (Continued)
Zengame Technology Holding Ltd.	1,976,000	$576,174
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	66,703	1,884,130
Zhaojin Mining Industry Co. Ltd., Class H	5,778,666	13,766,781
Zhefu Holding Group Co. Ltd., Class A	1,898,531	822,474
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	338,700	512,850
Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	220,640	238,068
Zhejiang Cfmoto Power Co. Ltd., Class A	32,800	750,336
Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	21,700	239,267
Zhejiang China Commodities City Group Co. Ltd., Class A	876,200	1,847,621
Zhejiang Chint Electrics Co. Ltd., Class A	543,490	1,668,604
Zhejiang Communications Technology Co. Ltd., Class A	2,119,409	1,122,965
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	1,344,700	813,358
Zhejiang Crystal-Optech Co. Ltd., Class A	455,162	1,233,561
Zhejiang Dahua Technology Co. Ltd., Class A	547,900	1,188,616
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	258,000	499,567
Zhejiang Dingli Machinery Co. Ltd., Class A	115,896	693,545

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhejiang Dun’An Artificial Environment Co. Ltd., Class A	536,940	$835,536
#	Zhejiang Expressway Co. Ltd., Class H	8,928,039	7,358,792
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	271,648	566,987
#*††	Zhejiang Glass Co. Ltd., Class H	192,000	0
	Zhejiang Gongdong Medical Technology Co. Ltd., Class A	20,580	66,622
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	768,900	935,761
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	1,348,400	2,090,481
	Zhejiang Hailiang Co. Ltd., Class A	740,561	974,206
	Zhejiang Hailide New Material Co. Ltd., Class A	707,100	478,275
	Zhejiang HangKe Technology, Inc. Co., Class A	201,410	473,804
	Zhejiang Hangmin Co. Ltd., Class A	870,200	847,785
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	673,224	462,223
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	957,300	1,168,620
	Zhejiang Huace Film & Television Co. Ltd., Class A	637,000	631,374
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	452,879	895,276
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	130,700	271,866
	Zhejiang Huangma Technology Co. Ltd., Class A	316,300	526,784

		Shares	Value»
CHINA — (Continued)
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	142,200	$209,994
	Zhejiang Huayou Cobalt Co. Ltd., Class A	395,935	1,847,036
	Zhejiang International Group Co. Ltd., Class A	135,340	189,477
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	664,200	781,749
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	198,407	1,171,839
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	137,412	342,512
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	165,600	393,043
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	338,670	1,279,882
	Zhejiang Jingu Co. Ltd., Class A	203,150	386,043
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	497,820	936,109
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	436,384	1,406,349
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	370,800	701,021
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	223,100	481,731
	Zhejiang Juhua Co. Ltd., Class A	258,820	907,996
	Zhejiang Lante Optics Co. Ltd., Class A	131,521	432,189
	Zhejiang Longsheng Group Co. Ltd., Class A	378,634	511,749
	Zhejiang Medicine Co. Ltd., Class A	436,569	800,988

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Meida Industrial Co. Ltd., Class A	322,500	$317,139
	Zhejiang Meorient Commerce & Exhibition, Inc., Class A	118,350	322,001
	Zhejiang Narada Power Source Co. Ltd., Class A	88,200	171,233
	Zhejiang NHU Co. Ltd., Class A	757,379	2,306,562
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	970,977	803,985
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	117,838	355,954
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	430,600	899,083
	Zhejiang Runtu Co. Ltd., Class A	642,250	615,351
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	210,800	779,187
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	52,340	319,033
	Zhejiang Semir Garment Co. Ltd., Class A	1,509,125	1,167,576
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	1,317,900	941,066
	Zhejiang Shibao Co. Ltd., Class H	314,000	134,685
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	115,400	309,588
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	91,300	425,008
	Zhejiang Southeast Space Frame Co. Ltd., Class A	643,426	361,532
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	304,700	404,322

		Shares	Value»
CHINA — (Continued)
	Zhejiang Supor Co. Ltd., Class A	85,169	$659,497
	Zhejiang Taihua New Material Group Co. Ltd., Class A	537,000	704,711
*	Zhejiang Tiantie Science & Technology Co. Ltd., Class A	484,922	309,323
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	186,202	571,238
*	Zhejiang Tony Electronic Co. Ltd., Class A	54,000	122,717
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	933,447	2,146,442
	Zhejiang Wanliyang Co. Ltd., Class A	1,083,441	1,094,147
	Zhejiang Wanma Co. Ltd., Class A	806,000	1,640,736
	Zhejiang Wansheng Co. Ltd., Class A	23,800	31,105
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	486,793	1,305,101
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	474,827	723,413
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	538,357	874,197
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	201,432	545,131
	Zhejiang XCC Group Co. Ltd., Class A	154,200	794,625
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	511,349	632,948
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	390,293	407,482
	Zhejiang Xinao Textiles, Inc., Class A	622,900	507,856

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Xinhua Chemical Co. Ltd., Class A	95,300	$314,763
	Zhejiang Yankon Group Co. Ltd., Class A	135,829	58,853
	Zhejiang Yasha Decoration Co. Ltd., Class A	737,700	366,609
	Zhejiang Yinlun Machinery Co. Ltd., Class A	480,900	1,685,264
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	34,300	74,342
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	201,600	602,631
*	Zhejiang Yongtai Technology Co. Ltd., Class A	306,384	436,716
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	71,700	453,247
	Zhende Medical Co. Ltd., Class A	160,611	423,309
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	2,505,400	4,170,571
	Zhengzhou GL Tech Co. Ltd., Class A	13,400	24,221
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	1,245,100	802,927
	Zheshang Development Group Co. Ltd., Class A	583,617	496,509
	Zheshang Securities Co. Ltd., Class A	331,300	479,296
	Zhewen Interactive Group Co. Ltd., Class A	587,420	647,872
*	Zhihu, Inc.	13,500	17,686
*	Zhong An Group Ltd.	14,556,888	239,165
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	5,170,900	7,466,764

		Shares	Value»
CHINA — (Continued)
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	261,000	$104,971
	Zhongji Innolight Co. Ltd., Class A	105,571	1,234,523
	Zhongjin Gold Corp. Ltd., Class A	980,800	1,847,338
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	303,800	672,026
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	358,400	314,949
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	1,203,500	1,148,512
	Zhongshan Public Utilities Group Co. Ltd., Class A	250,900	294,984
	Zhongsheng Group Holdings Ltd.	7,241,500	10,896,152
	Zhongtai Securities Co. Ltd., Class A	505,700	425,210
*††	Zhongtian Financial Group Co. Ltd., Class A	4,312,400	0
	Zhongtong Bus Holding Co. Ltd., Class A	393,500	601,358
#*	Zhongyu Energy Holdings Ltd.	1,846,550	1,019,666
	Zhongyuan Environment-Protection Co. Ltd., Class A	804,595	902,722
Ω	Zhou Hei Ya International Holdings Co. Ltd.	8,009,000	2,596,161
	Zhuhai Huafa Properties Co. Ltd., Class A	452,438	317,406
*	Zhuhai Zhumian Group Co. Ltd.	418,257	377,822
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,664,450	6,680,826
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	120,532	559,166
	Zhuzhou Kibing Group Co. Ltd., Class A	1,227,400	913,407

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhuzhou Smelter Group Co. Ltd., Class A	689,600	$952,296
	Zhuzhou Times New Material Technology Co. Ltd., Class A	537,900	840,589
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	967,500	593,470
	Zijin Mining Group Co. Ltd., Class H	14,720,000	32,158,531
	ZJAMP Group Co. Ltd., Class A	239,500	287,634
Ω	ZJLD Group, Inc.	52,600	43,969
	ZJMI Environmental Energy Co. Ltd., Class A	512,727	869,495
#	Zonqing Environmental Ltd.	48,000	58,591
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	5,067,200	3,651,326
#	ZTE Corp., Class H	2,059,792	6,080,772
	ZTO Express Cayman, Inc. (2057 HK)	516,900	9,626,683
	ZTO Express Cayman, Inc. (ZTO US), ADR	1,047,004	19,369,574
#*	Zx, Inc.	90,400	99,406
*Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	111,000	258,578

TOTAL CHINA			6,745,280,855

COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	1,015,134	1,862,073
	Bancolombia SA (BCOLO CB)	422,977	5,014,980
	Bancolombia SA (CIB US), Sponsored ADR	118,217	4,766,509
	Bolsa de Valores de Colombia	20,739	62,184
	Celsia SA ESP	1,462,150	1,391,018
	Cementos Argos SA	1,666,456	4,227,692
*	Corp. Financiera Colombiana SA	399,328	1,564,965
	Grupo Argos SA	511,253	2,659,367
	Grupo Aval Acciones y Valores SA, ADR	16,747	44,714

		Shares	Value»
COLOMBIA — (Continued)
	Grupo Energia Bogota SA ESP	3,219,558	$2,232,434
	Interconexion Electrica SA ESP	1,150,113	5,933,510
	Mineros SA	417,293	598,945
	Promigas SA ESP	69,923	110,869

TOTAL COLOMBIA			30,469,260

CZECH REPUBLIC — (0.1%)
	CEZ AS	434,330	22,046,387
	Komercni Banka AS	180,880	8,791,092
Ω	Moneta Money Bank AS	718,905	4,443,931
#	Philip Morris CR AS	2,049	1,658,828

TOTAL CZECH REPUBLIC			36,940,238

EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	5,301,068	8,275,990
*	EFG Holding SAE (EFGD LI), GDR	34,192	27,370
*	EFG Holding SAE (EFGZF US), GDR	131,241	104,993

TOTAL EGYPT			8,408,353

GREECE — (0.5%)
	Aegean Airlines SA	245,956	3,302,675
#*	Aktor SA Holding Company Technical & Energy Projects	133,992	751,983
	Alpha Services & Holdings SA	4,479,043	10,920,941
	Athens International Airport SA	9,008	93,326
	Athens Water Supply & Sewage Co. SA	171,411	1,130,824
	Autohellas Tourist & Trading SA	118,800	1,525,273
	Avax SA	173,111	393,898
	Bank of Greece	29,037	451,531
	Ellaktor SA	256,653	378,795
#	ElvalHalcor SA	395,854	888,018
	Eurobank Ergasias Services & Holdings SA	5,895,353	16,731,158
*††	FF Group	156,853	0
	Fourlis Holdings SA	270,617	1,225,988
	GEK Terna SA	365,348	7,582,850

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
#	Hellenic Exchanges - Athens Stock Exchange SA	134,432	$804,625
	Hellenic Telecommunications Organization SA	419,969	7,969,753
	Helleniq Energy Holdings SA	421,953	3,644,670
	Holding Co. ADMIE IPTO SA	241,573	790,838
#	Ideal Holdings SA	59,686	425,702
#	Intracom Holdings SA	404,007	1,414,969
	Jumbo SA	298,969	9,439,193
	Kri-Kri Milk Industry SA	55,970	968,230
*	LAMDA Development SA	356,829	2,684,974
#*	Lavipharm SA	161,049	146,190
	Metlen Energy & Metals SA	227,330	10,758,914
	Motor Oil Hellas Corinth Refineries SA	325,983	7,898,607
	National Bank of Greece SA	1,396,185	14,818,367
	OPAP SA	411,805	9,149,983
	Piraeus Financial Holdings SA	1,273,424	7,151,584
#	Piraeus Port Authority SA	49,221	2,203,601
	Profile Systems & Software SA	36,862	232,078
	Public Power Corp. SA	406,294	6,090,269
	Quest Holdings SA	170,341	1,222,108
	Sarantis SA	105,490	1,617,212
	Thrace Plastics Holding & Co	87,223	374,974

TOTAL GREECE			135,184,101

HONG KONG — (1.5%)
	Amrita Global	1,972,000	152,561
	Beijing Enterprises Holdings Ltd.	3,690,028	14,972,571
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,825,000	1,981,075
	BYD Electronic International Co. Ltd.	3,844,222	15,955,146
*††	CECEP COSTIN New Materials Group Ltd.	2,583,000	0

		Shares	Value»
HONG KONG — (Continued)
	Chervon Holdings Ltd.	185,500	$311,533
*	China Aerospace International Holdings Ltd.	12,782,600	634,228
	China Chengtong Development Group Ltd.	546,000	6,887
*††	China Common Rich Renewable Energy Investments Ltd.	37,310,000	0
	China Everbright Environment Group Ltd.	17,391,777	8,036,028
	China Everbright Ltd.	7,078,896	3,785,527
#††	China Huiyuan Juice Group Ltd.	2,951,846	133,441
	China Jinmao Holdings Group Ltd.	39,730,043	5,878,797
	China Merchants Port Holdings Co. Ltd.	9,587,122	15,564,516
	China Nonferrous Mining Corp. Ltd.	12,399,000	8,206,395
	China Overseas Grand Oceans Group Ltd.	13,506,450	2,991,774
	China Overseas Land & Investment Ltd.	7,972,533	14,144,464
#	China Power International Development Ltd.	22,822,600	8,964,450
*††	China Properties Investment Holdings Ltd.	397,000	0
	China Resources Beer Holdings Co. Ltd.	8,577,661	30,152,217
Ω	China Resources Pharmaceutical Group Ltd.	12,377,000	7,812,566
	China Resources Power Holdings Co. Ltd.	6,312,820	15,229,148
	China Taiping Insurance Holdings Co. Ltd.	13,891,130	19,235,971
#	China Tobacco International HK Co. Ltd.	1,184,000	3,809,628
#*	China Traditional Chinese Medicine Holdings Co. Ltd.	23,080,000	6,008,165

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	China Travel International Investment Hong Kong Ltd.	15,837,892	$2,057,817
*	China Vered Financial Holding Corp. Ltd.	37,510,000	227,611
#*††	China Zhongwang Holdings Ltd.	14,337,979	0
	CITIC Ltd.	14,587,567	17,733,695
	CSPC Pharmaceutical Group Ltd.	54,076,400	42,592,674
	CSSC Hong Kong Shipping Co. Ltd.	11,548,000	2,528,371
*	CWT International Ltd.	23,990,000	291,208
*	EverChina International Holdings Co. Ltd.	18,107,500	175,689
#	Far East Horizon Ltd.	16,837,000	13,064,421
	Fosun International Ltd.	11,174,620	5,792,874
	Fountain SET Holdings Ltd.	234,000	19,065
#*††	Fuguiniao Co. Ltd.	782,600	0
Ω	Genertec Universal Medical Group Co. Ltd.	6,737,000	4,443,369
	Goldpac Group Ltd.	2,119,000	249,610
	Guangdong Investment Ltd.	12,158,000	9,838,457
#Ω	Hua Hong Semiconductor Ltd.	4,589,000	20,984,732
	Jinmao Property Services Co. Ltd.	345,664	129,028
#	LC Logistics, Inc.	10,400	24,183
	Lenovo Group Ltd.	38,084,000	44,047,051
	Min Xin Holdings Ltd.	742,000	181,298
#*	MMG Ltd.	42,530,799	12,873,551
#	Morimatsu International Holdings Co. Ltd.	1,557,000	1,105,632
	PAX Global Technology Ltd.	5,246,000	3,159,104
	Poly Property Group Co. Ltd.	15,982,987	3,020,312
	Shanghai Industrial Holdings Ltd.	3,322,000	5,069,552
	Shenzhen Investment Ltd.	21,103,674	2,119,630
#	Shoucheng Holdings Ltd.	13,847,640	2,838,272

		Shares	Value»
HONG KONG — (Continued)
	Shougang Fushan Resources Group Ltd.	20,643,003	$6,541,718
Ω	Simcere Pharmaceutical Group Ltd.	4,706,000	5,320,406
	Sinotruk Hong Kong Ltd.	5,474,000	13,153,478
	Sun Art Retail Group Ltd.	14,324,500	3,418,638
*††	Tech-Pro, Inc.	37,652,000	0
	Tian An China Investment Co. Ltd.	1,286,357	708,303
*††	Tian Shan Development Holding Ltd.	1,584,000	0
	Tianjin Development Holdings Ltd.	2,005,800	493,350
#††	Untrade.China Dili	10,753,661	171,657
*††	Untrade.Lumena Newmat	391,649	0
	Wharf Holdings Ltd.	2,105,000	5,287,548
#	Yuexiu Property Co. Ltd.	10,750,956	6,488,546
	Yuexiu Services Group Ltd.	916,000	339,681

TOTAL HONG KONG			420,457,619

HUNGARY — (0.3%)
*	4iG Nyrt	55,331	279,071
	Magyar Telekom Telecommunications PLC	1,146,807	5,422,595
*	MASTERPLAST Nyrt	4,476	30,035
	MOL Hungarian Oil & Gas PLC	2,370,592	20,073,468
	Opus Global Nyrt	852,804	1,316,318
	OTP Bank Nyrt	503,133	37,165,430
	Richter Gedeon Nyrt	130,520	3,958,490

TOTAL HUNGARY			68,245,407

INDIA — (20.3%)
	360 ONE WAM Ltd.	758,203	8,777,865
*	3i Infotech Ltd.	349,409	94,969
	3M India Ltd.	4,787	1,702,909
	63 Moons Technologies Ltd.	43,482	330,193
	Aarti Drugs Ltd.	250,368	1,036,259
	Aarti Industries Ltd.	1,027,271	5,103,910
	Aarti Pharmalabs Ltd.	222,937	1,888,327
	ABB India Ltd.	60,222	3,903,310
	Abbott India Ltd.	9,321	3,314,405
	ACC Ltd.	253,817	5,631,393

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Accelya Solutions India Ltd.	7,072	$111,873
	Action Construction Equipment Ltd.	341,269	4,738,313
*	Adani Energy Solutions Ltd.	390,286	4,116,046
	Adani Enterprises Ltd.	87,196	2,363,033
*	Adani Green Energy Ltd.	239,681	2,534,500
	Adani Ports & Special Economic Zone Ltd.	1,234,282	17,746,993
*	Adani Power Ltd.	2,472,481	15,461,277
	Adani Total Gas Ltd.	436,762	3,076,446
	ADF Foods Ltd.	156,810	410,575
*	Aditya Birla Capital Ltd.	3,272,393	7,578,954
*	Aditya Birla Fashion & Retail Ltd.	428,731	1,327,514
	Aditya Birla Real Estate Ltd.	279,243	6,350,358
	Advanced Enzyme Technologies Ltd.	294,271	995,241
	Aegis Logistics Ltd.	960,492	8,822,070
*	Aether Industries Ltd.	28,735	274,997
*	Affle India Ltd.	109,107	2,040,262
	Agarwal Industrial Corp. Ltd.	14,768	172,018
	AGI Greenpac Ltd.	221,725	2,136,565
	Ahluwalia Contracts India Ltd.	168,736	1,697,344
	AIA Engineering Ltd.	243,348	9,095,033
	Ajanta Pharma Ltd.	358,229	11,404,512
	Ajmera Realty & Infra India Ltd.	26,154	253,491
	Akzo Nobel India Ltd.	63,815	2,579,794
	Alembic Ltd.	629,826	744,977
	Alembic Pharmaceuticals Ltd.	487,649	5,021,088
	Alkem Laboratories Ltd.	78,914	4,742,426
	Alkyl Amines Chemicals	56,482	1,138,181
*	Allcargo Gati Ltd.	274,212	195,375
	Allcargo Logistics Ltd.	2,122,210	742,089
*	Allcargo Terminals Ltd.	426,277	124,834
	Amara Raja Energy & Mobility Ltd.	885,207	10,180,757
*	Amber Enterprises India Ltd.	76,953	5,538,804

		Shares	Value»
INDIA — (Continued)
	Ambika Cotton Mills Ltd.	2,805	$44,337
	Ambuja Cements Ltd.	1,005,199	6,387,181
	Amrutanjan Health Care Ltd.	47,776	395,936
	Anant Raj Ltd.	587,468	3,128,307
	Andhra Paper Ltd.	88,947	77,745
	Andhra Sugars Ltd.	356,515	295,848
	Angel One Ltd.	384,646	10,542,257
*Ω	Antony Waste Handling Cell Ltd.	56,745	326,943
	Anup Engineering Ltd.	16,279	576,936
	Apar Industries Ltd.	102,819	6,812,460
	Apcotex Industries Ltd.	89,278	323,617
	APL Apollo Tubes Ltd.	711,968	13,510,368
	Apollo Hospitals Enterprise Ltd.	248,015	20,478,855
	Apollo Pipes Ltd.	18,737	86,214
	Apollo Tyres Ltd.	3,558,807	19,806,936
	Aptech Ltd.	2,974	5,285
	Aptus Value Housing Finance India Ltd.	96,453	363,377
*	Arman Financial Services Ltd.	13,149	239,935
	Artemis Medicare Services Ltd.	48,262	145,989
	Arvind Fashions Ltd.	435,675	2,046,996
	Arvind Ltd.	1,495,872	6,377,466
	Arvind SmartSpaces Ltd.	19,935	152,936
	Asahi India Glass Ltd.	422,488	3,686,533
*	Ashapura Minechem Ltd.	161,769	634,866
	Ashiana Housing Ltd.	136,696	436,060
	Ashok Leyland Ltd.	7,025,758	18,814,058
*	Ashoka Buildcon Ltd.	1,398,768	3,056,000
*	Asian Granito India Ltd.	88,952	47,403
	Asian Paints Ltd.	750,250	21,465,123
	Associated Alcohols & Breweries Ltd.	1,378	17,901
Ω	Aster DM Healthcare Ltd.	840,295	5,040,188
	Astra Microwave Products Ltd.	114,927	1,118,109
	Astral Ltd.	401,140	6,360,016
	AstraZeneca Pharma India Ltd.	22,859	2,337,628
*	Atul Auto Ltd.	12,551	68,266
	Atul Ltd.	99,494	7,907,686

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	AU Small Finance Bank Ltd.	949,687	$7,595,477
	AurionPro Solutions Ltd.	44,384	745,949
*	Aurobindo Pharma Ltd.	1,291,469	18,717,469
	Automotive Axles Ltd.	35,359	692,821
	Avadh Sugar & Energy Ltd.	32,944	218,116
	Avantel Ltd.	103,546	140,298
	Avanti Feeds Ltd.	271,271	2,792,353
*Ω	Avenue Supermarts Ltd.	96,480	4,755,942
*	AWL Agri Business Ltd.	109,623	346,075
	Axis Bank Ltd. (AXSB IN)	7,832,547	109,728,920
*	AXISCADES Technologies Ltd.	24,713	238,611
	Bajaj Auto Ltd.	171,821	16,293,703
*	Bajaj Consumer Care Ltd.	555,335	1,089,309
	Bajaj Finance Ltd.	554,970	56,489,471
	Bajaj Finserv Ltd.	716,872	16,553,063
*	Bajaj Hindusthan Sugar Ltd.	5,009,249	1,148,462
	Bajaj Holdings & Investment Ltd.	151,893	21,637,885
	Balaji Amines Ltd.	86,892	1,303,308
	Balkrishna Industries Ltd.	350,093	11,061,040
	Balmer Lawrie & Co. Ltd.	565,989	1,326,806
	Balrampur Chini Mills Ltd.	1,276,271	8,279,881
	Banco Products India Ltd.	325,889	1,411,872
Ω	Bandhan Bank Ltd.	5,206,987	10,163,750
	Bank of Baroda	3,873,114	11,445,645
	Bank of India	2,139,467	2,914,096
	Bank of Maharashtra	5,106,024	3,048,056
	Bannari Amman Sugars Ltd.	8,392	410,580
*	Barbeque Nation Hospitality Ltd.	1,769	6,920
	BASF India Ltd.	69,516	3,584,857
	Bata India Ltd.	255,528	3,630,679
	Bayer CropScience Ltd.	38,042	2,105,950
	BCL Industries Ltd.	562,179	248,743
	BEML Ltd.	112,435	4,231,976
	Berger Paints India Ltd.	972,951	6,258,742
	Best Agrolife Ltd.	5,425	23,600

		Shares	Value»
INDIA — (Continued)
*	BF Utilities Ltd.	92,487	$773,032
	Bhagiradha Chemicals & Industries Ltd.	8,960	31,539
	Bhansali Engineering Polymers Ltd.	728,316	938,033
	Bharat Bijlee Ltd.	32,715	1,122,833
	Bharat Dynamics Ltd.	223,352	3,976,208
	Bharat Electronics Ltd.	6,148,858	22,787,099
	Bharat Forge Ltd.	914,493	11,938,003
	Bharat Heavy Electricals Ltd.	4,954,806	13,220,780
	Bharat Petroleum Corp. Ltd.	3,878,066	14,203,049
	Bharat Rasayan Ltd.	6,568	738,287
*	Bharat Wire Ropes Ltd.	65,113	132,640
	Bharti Airtel Ltd.	7,023,237	154,114,231
	Biocon Ltd.	413,084	1,565,331
	Birla Corp. Ltd.	201,637	2,537,788
	BirlaNu Ltd.	29,381	656,423
	Birlasoft Ltd.	1,252,951	5,778,184
*	BL Kashyap & Sons Ltd.	59,294	44,362
*	Black Box Ltd.	171,179	753,354
	Bliss Gvs Pharma Ltd.	161,555	225,153
	BLS International Services Ltd.	509,711	2,132,380
	Blue Dart Express Ltd.	34,009	2,506,069
	Blue Star Ltd.	416,191	8,405,018
	Bluspring Enterprises Ltd.	375,375	855,220
	Bombay Burmah Trading Co	152,595	3,356,132
	Bombay Dyeing & Manufacturing Co. Ltd.	240,615	368,516
*	Borosil Ltd.	22,047	82,543
*	Borosil Renewables Ltd.	45,879	265,991
*	Borosil Scientific Ltd.	12,129	18,810
	Bosch Ltd.	9,561	3,304,086
	Brigade Enterprises Ltd.	555,050	6,709,116
*	Brightcom Group Ltd.	8,123,931	985,637
	Britannia Industries Ltd.	253,892	16,273,778
	BSE Ltd.	281,973	21,259,814
*	Camlin Fine Sciences Ltd.	100,952	194,829
	Campus Activewear Ltd.	163,410	463,342

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Can Fin Homes Ltd.	664,643	$5,610,955
	Canara Bank	7,096,084	8,159,145
	Cantabil Retail India Ltd.	37,478	103,817
*	Capacit’e Infraprojects Ltd.	382,726	1,603,788
	Caplin Point Laboratories Ltd.	192,876	4,249,443
	Carborundum Universal Ltd.	526,172	6,343,260
	Care Ratings Ltd.	149,702	2,154,020
*	Cartrade Tech Ltd.	59,830	1,211,171
	Carysil Ltd.	31,546	227,237
	Castrol India Ltd.	2,450,623	5,710,125
	CCL Products India Ltd.	633,760	4,388,086
	CE Info Systems Ltd.	42,977	903,709
	Ceat Ltd.	229,896	8,940,357
	Cello World Ltd.	1,880	12,182
	Central Depository Services India Ltd.	589,988	9,196,460
	Centum Electronics Ltd.	2,709	53,853
	Century Enka Ltd.	64,838	393,670
	Century Plyboards India Ltd.	459,764	3,798,358
	Cera Sanitaryware Ltd.	34,780	2,196,186
	CESC Ltd.	3,525,344	6,567,293
	CG Power & Industrial Solutions Ltd.	3,118,445	23,022,658
*	Chalet Hotels Ltd.	105,452	979,285
	Chambal Fertilisers & Chemicals Ltd.	1,785,652	14,581,296
*	Chemplast Sanmar Ltd.	40,456	194,273
	Chennai Petroleum Corp. Ltd.	239,306	1,708,189
*	Choice International Ltd.	88,844	641,490
	Cholamandalam Financial Holdings Ltd.	706,420	15,571,620
	Cholamandalam Investment & Finance Co. Ltd.	1,364,643	24,102,948
	CIE Automotive India Ltd.	975,621	4,639,572
*	Cigniti Technologies Ltd.	4,779	75,932
	Cipla Ltd.	1,602,457	29,404,334
	City Union Bank Ltd.	2,844,817	5,920,660
	Clean Science & Technology Ltd.	37,334	518,431

		Shares	Value»
INDIA — (Continued)
	CMS Info Systems Ltd.	537,267	$2,777,882
	Coal India Ltd.	2,682,867	12,185,823
Ω	Cochin Shipyard Ltd.	527,212	9,906,180
*Ω	Coffee Day Enterprises Ltd.	268,650	101,146
	Coforge Ltd.	195,468	16,972,864
	Colgate-Palmolive India Ltd.	407,402	12,435,663
	Computer Age Management Services Ltd.	266,118	12,217,150
	Confidence Petroleum India Ltd.	681,379	415,662
	Container Corp. of India Ltd.	857,465	6,817,177
	Control Print Ltd.	6,646	49,084
	Coromandel International Ltd.	1,008,567	26,425,394
	Cosmo First Ltd.	109,105	758,905
	CreditAccess Grameen Ltd.	332,782	4,251,074
	CRISIL Ltd.	103,435	5,451,933
	Crompton Greaves Consumer Electricals Ltd.	3,564,601	14,217,812
*	CSB Bank Ltd.	334,927	1,403,597
	Cummins India Ltd.	247,524	8,456,405
*	Cupid Ltd.	89,438	81,468
	Cyient Ltd.	439,847	6,156,935
*Ω	D.P. Abhushan Ltd.	13,880	232,674
	Dabur India Ltd.	1,095,212	6,302,096
	Dalmia Bharat Ltd.	394,033	9,022,015
	Dalmia Bharat Sugar & Industries Ltd.	115,095	509,264
	Datamatics Global Services Ltd.	49,604	346,395
	DB Corp. Ltd.	370,945	1,068,660
	DCB Bank Ltd.	1,729,110	2,746,520
	DCM Shriram Industries Ltd.	114,946	243,560
	DCM Shriram Ltd.	373,597	4,406,817
*	DCW Ltd.	1,164,195	1,087,060
	Deep Industries Ltd.	32,091	167,396
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	591,136	8,932,724
	Deepak Nitrite Ltd.	358,893	8,211,462
*	Delhivery Ltd.	910,555	3,289,106
	Delta Corp. Ltd.	573,884	627,822
*	DEN Networks Ltd.	376,689	144,986
*	Devyani International Ltd.	293,874	622,209

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Dhampur Sugar Mills Ltd.	256,451	$384,880
*	Dhani Services Ltd.	1,353,433	920,590
*	Dhanlaxmi Bank Ltd.	266,866	88,978
	Dhanuka Agritech Ltd.	112,124	1,724,468
	Digitide Solutions Ltd.	375,375	711,439
Ω	Dilip Buildcon Ltd.	303,803	1,520,962
*	Dish TV India Ltd.	6,345,026	361,798
*	Dishman Carbogen Amcis Ltd.	516,045	1,174,115
	Divi’s Laboratories Ltd.	174,475	12,531,151
	Dixon Technologies India Ltd.	179,577	34,897,027
	DLF Ltd.	934,731	7,410,996
	D-Link India Ltd.	28,590	145,478
	Dodla Dairy Ltd.	7,549	93,253
	Dollar Industries Ltd.	85,213	385,622
Ω	Dr. Lal PathLabs Ltd.	220,217	7,177,085
	Dr. Reddy’s Laboratories Ltd., ADR	1,360,890	18,943,589
	Dr. Reddy’s Laboratories Ltd. (DRRD IN)	1,005,650	14,064,000
	Dreamfolks Services Ltd.	5,180	14,457
*	Dredging Corp. of India Ltd.	3,704	25,399
*	Dwarikesh Sugar Industries Ltd.	1,017,148	480,611
	Dynacons Systems & Solutions Ltd.	951	11,889
	Dynamatic Technologies Ltd.	15,680	1,164,970
*Ω	E2E Networks Ltd.	2,659	74,357
	eClerx Services Ltd.	198,014	5,839,753
	Edelweiss Financial Services Ltd.	2,949,765	2,762,291
	Eicher Motors Ltd.	332,378	21,913,123
*	EID Parry India Ltd.	845,475	8,159,940
	EIH Associated Hotels	70,611	293,337
	EIH Ltd.	1,079,962	4,728,621
	Eimco Elecon India Ltd.	1,193	24,723
	Elecon Engineering Co. Ltd.	170,411	1,095,474
	Electrosteel Castings Ltd.	2,218,725	2,544,772
	Elgi Equipments Ltd.	814,307	4,279,394
	Emami Ltd.	1,144,908	8,387,983

		Shares	Value»
INDIA — (Continued)
*	Embassy Developments Ltd..	2,826,497	$3,267,201
	eMudhra Ltd.	39,754	358,900
Ω	Endurance Technologies Ltd.	145,643	3,232,477
	Engineers India Ltd.	1,864,511	3,920,659
	Epigral Ltd.	102,916	2,111,673
	EPL Ltd.	895,722	2,007,741
Ω	Equitas Small Finance Bank Ltd.	1,287,647	1,015,698
Ω	Eris Lifesciences Ltd.	192,217	3,278,371
	ESAB India Ltd.	18,250	993,441
	Escorts Kubota Ltd.	214,375	8,221,288
*	Eternal Ltd.	4,870,284	13,267,402
*	Eureka Forbes Ltd.	7,292	42,454
	Eveready Industries India Ltd.	15,249	58,554
	Everest Industries Ltd.	30,444	178,624
	Everest Kanto Cylinder Ltd.	74,547	105,415
	Excel Industries Ltd.	25,840	324,359
	Exide Industries Ltd.	2,617,469	10,767,992
	Fairchem Organics Ltd.	1,341	13,203
	FDC Ltd.	399,922	1,992,304
	Federal Bank Ltd.	13,607,574	31,593,361
*	Federal-Mogul Goetze India Ltd.	51,288	200,443
	FIEM Industries Ltd.	73,431	1,244,810
	Filatex India Ltd.	1,167,971	582,974
	Fine Organic Industries Ltd.	37,336	1,820,518
	Fineotex Chemical Ltd.	62,594	175,890
*	Fino Payments Bank Ltd.	46,612	135,046
	Finolex Cables Ltd.	549,480	5,626,487
	Finolex Industries Ltd.	2,111,313	4,343,778
	Firstsource Solutions Ltd.	2,389,885	9,521,211
	Force Motors Ltd.	37,959	4,005,092
	Fortis Healthcare Ltd.	2,435,989	19,598,416
*	FSN E-Commerce Ventures Ltd.	1,497,727	3,429,967
*	Fusion Finance Ltd.	231,005	379,691
	G R Infraprojects Ltd.	6,023	73,808
	Gabriel India Ltd.	641,693	4,093,248
	GAIL India Ltd. (GAIL IN)	6,902,596	15,345,333
	Galaxy Surfactants Ltd.	52,366	1,289,042
*	Ganesh Benzoplast Ltd.	27,255	39,540

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ganesh Housing Corp. Ltd.	71,684	$921,238
	Ganesha Ecosphere Ltd.	20,272	347,212
	Garware Hi-Tech Films Ltd.	19,814	743,668
	Garware Technical Fibres Ltd.	300,700	3,046,544
	Gateway Distriparks Ltd.	2,147,220	1,516,247
	GE Vernova T&D India Ltd.	194,094	3,556,085
	Genus Power Infrastructures Ltd..	255,737	859,701
	Geojit Financial Services Ltd.	583,700	513,899
	GHCL Ltd.	749,719	5,138,384
	GHCL Textiles Ltd.	761,649	711,674
	GIC Housing Finance Ltd.	258,928	536,691
	Gillette India Ltd.	38,612	3,669,243
Ω	Gland Pharma Ltd.	59,972	993,594
	GlaxoSmithKline Pharmaceuticals Ltd.	164,150	5,698,912
	Glenmark Pharmaceuticals Ltd.	1,243,294	20,252,388
*	Global Health Ltd.	146,464	2,078,900
	Globus Spirits Ltd.	9,420	114,421
	GMM Pfaudler Ltd.	51,202	620,421
*	GMR Airports Ltd.	6,429,437	6,606,045
	GNA Axles Ltd.	24,515	91,338
*	Go Fashion India Ltd.	23,448	220,175
	Godawari Power & Ispat Ltd.	1,710,969	3,642,350
	Godfrey Phillips India Ltd.	135,503	13,044,470
Ω	Godrej Agrovet Ltd.	162,411	1,464,282
	Godrej Consumer Products Ltd.	909,875	13,607,863
*	Godrej Industries Ltd.	368,824	4,721,750
*	Godrej Properties Ltd.	210,900	5,332,767
*	Gokaldas Exports Ltd.	95,489	959,021
*	Gokul Agro Resources Ltd.	19,506	53,422
	Goldiam International Ltd.	137,871	591,526
	Goodluck India Ltd.	28,301	240,423
	Goodyear India Ltd.	40,421	430,327
	Granules India Ltd.	1,304,287	6,985,236
	Graphite India Ltd.	528,952	2,848,888
	Grasim Industries Ltd.	725,875	23,422,611

		Shares	Value»
INDIA — (Continued)
	Grauer & Weil India Ltd.	718,096	$716,553
	Gravita India Ltd.	131,279	2,717,296
	Great Eastern Shipping Co. Ltd.	917,387	9,450,670
	Greaves Cotton Ltd.	529,219	1,228,292
	Greenlam Industries Ltd.	224,810	548,206
	Greenpanel Industries Ltd.	388,344	1,082,392
	Greenply Industries Ltd.	415,354	1,424,011
	Grindwell Norton Ltd.	172,602	3,431,726
	Gufic Biosciences Ltd.	16,194	69,859
	Gujarat Alkalies & Chemicals Ltd.	208,731	1,497,073
	Gujarat Ambuja Exports Ltd.	1,116,574	1,555,490
	Gujarat Fluorochemicals Ltd.	209,001	9,490,454
	Gujarat Gas Ltd.	574,265	3,027,965
	Gujarat Industries Power Co. Ltd.	184,821	396,740
	Gujarat Mineral Development Corp. Ltd.	717,644	2,568,034
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	635,516	3,658,403
	Gujarat Pipavav Port Ltd.	2,077,351	3,288,718
	Gujarat State Fertilizers & Chemicals Ltd.	1,530,933	3,365,879
	Gujarat State Petronet Ltd.	2,596,296	9,816,926
	Gulf Oil Lubricants India Ltd.	128,240	1,804,447
	Happiest Minds Technologies Ltd.	242,904	1,638,026
	Hariom Pipe Industries Ltd.	8,408	36,565
Ω	Harsha Engineers Ltd.	22,666	101,553
*	Hathway Cable & Datacom Ltd.	981,417	156,190
	Hatsun Agro Product Ltd.	179,577	1,934,890
	Havells India Ltd.	588,700	11,147,527
	HBL Engineering Ltd.	655,559	3,728,233

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	HCL Technologies Ltd.	2,961,027	$54,535,455
Ω	HDFC Asset Management Co. Ltd.	299,372	15,498,657
	HDFC Bank Ltd.	6,818,986	154,491,825
Ω	HDFC Life Insurance Co. Ltd.	516,609	4,549,905
*	HealthCare Global Enterprises Ltd.	132,159	887,921
	HEG Ltd.	444,795	2,443,594
	HeidelbergCement India Ltd.	586,254	1,323,421
	Heritage Foods Ltd.	316,421	1,465,393
	Hero MotoCorp Ltd. (HMCL IN)	544,537	24,727,200
	Hester Biosciences Ltd.	13,439	281,939
*	Heubach Colorants India Ltd.	42,553	295,316
	HFCL Ltd.	5,836,041	5,449,330
	HG Infra Engineering Ltd.	146,513	1,863,297
	Hikal Ltd.	348,125	1,595,026
	Himadri Speciality Chemical Ltd.	1,529,176	7,883,446
	Himatsingka Seide Ltd.	138,916	229,973
	Hindalco Industries Ltd.	4,095,312	30,069,603
	Hinduja Global Solutions Ltd.	116,383	673,851
	Hindustan Aeronautics Ltd.	594,703	31,480,693
*	Hindustan Construction Co. Ltd.	2,714,233	825,791
	Hindustan Copper Ltd.	1,665,808	4,191,178
*	Hindustan Foods Ltd.	25,750	162,643
*	Hindustan Oil Exploration Co. Ltd.	293,777	636,480
	Hindustan Petroleum Corp. Ltd.	2,697,155	12,000,712
	Hindustan Unilever Ltd.	882,961	24,444,515
	Hindware Home Innovation Ltd.	70,149	163,736
	Hitachi Energy India Ltd.	41,519	7,068,494
	HI-Tech Pipes Ltd.	99,817	106,991
	Hle Glascoat Ltd.	26,127	84,255

		Shares	Value»
INDIA — (Continued)
*	HLV Ltd.	188,478	$27,817
Ω	Home First Finance Co. India Ltd.	138,997	2,044,633
	Honda India Power Products Ltd.	19,873	480,402
	HPL Electric & Power Ltd.	28,744	137,348
	Huhtamaki India Ltd.	117,616	265,902
	I G Petrochemicals Ltd.	39,119	188,391
	ICICI Bank Ltd. (IBN US), Sponsored ADR	4,267,697	143,223,911
	ICICI Bank Ltd. (ICICIBC IN)	3,903,946	65,498,335
Ω	ICICI Lombard General Insurance Co. Ltd.	349,729	7,764,463
Ω	ICICI Prudential Life Insurance Co. Ltd.	391,016	2,833,793
	ICRA Ltd.	7,584	498,913
*	IDFC First Bank Ltd.	29,171,417	22,455,488
*	IFB Industries Ltd.	44,055	673,873
*	IFCI Ltd.	2,099,666	1,052,464
	Igarashi Motors India Ltd.	14,232	76,054
	IIFL Capital Services Ltd.	1,320,827	3,449,641
*	IIFL Finance Ltd.	1,500,891	6,355,038
*	Imagicaaworld Entertainment Ltd.	262,195	196,787
*	India Cements Ltd.	528,400	1,926,511
	India Glycols Ltd.	115,132	1,891,751
	India Nippon Electricals Ltd.	9,735	68,572
	India Power Corp. Ltd.	284,965	42,816
Ω	IndiaMart InterMesh Ltd.	12,770	346,625
	Indian Bank	1,296,674	8,620,487
Ω	Indian Energy Exchange Ltd.	2,562,507	5,786,291
	Indian Hotels Co. Ltd.	1,681,431	15,631,079
	Indian Hume Pipe Co. Ltd.	2,886	13,000
	Indian Metals & Ferro Alloys Ltd.	54,962	384,093
	Indian Oil Corp. Ltd.	5,164,850	8,383,366
	Indian Railway Catering & Tourism Corp. Ltd.	621,102	5,505,659
Ω	Indian Railway Finance Corp. Ltd.	2,687,487	3,939,837
	Indigo Paints Ltd.	9,806	113,159

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Indo Count Industries Ltd.	592,296	$2,112,787
*	Indo Tech Transformers Ltd.	1,240	33,370
	Indoco Remedies Ltd.	239,686	653,507
*Ω	IndoStar Capital Finance Ltd.	13,205	46,721
	Indraprastha Gas Ltd.	2,087,522	4,731,666
	Indraprastha Medical Corp. Ltd.	43,997	206,453
*	Indus Towers Ltd.	5,451,697	26,163,028
	IndusInd Bank Ltd.	1,062,000	10,479,440
	Infibeam Avenues Ltd.	7,267,254	1,468,979
	Info Edge India Ltd.	145,494	12,157,556
	Infosys Ltd. (INFO IN)	7,955,267	139,826,436
	Infosys Ltd. (INFY US), Sponsored ADR	2,423,448	42,652,685
	Ingersoll Rand India Ltd.	41,855	1,852,338
*	Inox Wind Energy Ltd.	1,868	215,645
*	Inox Wind Ltd.	1,662,292	3,301,715
	Insecticides India Ltd.	64,008	522,343
	Intellect Design Arena Ltd.	512,848	4,765,276
*Ω	InterGlobe Aviation Ltd.	322,630	20,044,139
	IOL Chemicals & Pharmaceuticals Ltd.	786,700	596,992
	ION Exchange India Ltd.	131,494	777,797
	Ipca Laboratories Ltd.	849,260	13,919,580
	IRB Infrastructure Developers Ltd.	5,383,459	2,896,179
Ω	IRCON International Ltd.	1,879,788	3,378,770
	ISGEC Heavy Engineering Ltd.	90,979	1,207,585
*	ITC Hotels Ltd.	945,421	2,173,879
	ITC Ltd.	9,454,218	47,512,529
	J Kumar Infraprojects Ltd.	282,052	2,202,013
	Jagran Prakashan Ltd.	535,011	458,413
*	Jai Balaji Industries Ltd.	94,790	131,401
	Jai Corp. Ltd.	369,274	387,939
*	Jain Irrigation Systems Ltd.	677,018	422,583
*	Jaiprakash Power Ventures Ltd.	13,550,170	2,330,130

		Shares	Value»
INDIA — (Continued)
	Jammu & Kashmir Bank Ltd.	2,790,929	$3,127,293
	Jamna Auto Industries Ltd.	1,633,971	1,547,259
	Jash Engineering Ltd.	37,521	249,138
	JB Chemicals & Pharmaceuticals Ltd.	532,008	10,150,068
	JBM Auto Ltd.	289,208	2,211,160
	Jindal Drilling & Industries Ltd.	2,036	15,576
	Jindal Poly Films Ltd.	173,458	1,297,199
	Jindal Saw Ltd.	3,033,542	8,889,860
	Jindal Stainless Ltd.	3,443,762	23,653,139
	Jindal Steel & Power Ltd.	2,233,951	23,650,937
	Jindal Worldwide Ltd.	155,300	121,898
*	Jio Financial Services Ltd.	5,022,249	15,431,465
*	JITF Infralogistics Ltd.	31,327	150,649
	JK Cement Ltd.	203,312	12,280,879
	JK Lakshmi Cement Ltd.	427,707	3,888,490
	JK Paper Ltd.	969,788	3,598,061
	JK Tyre & Industries Ltd.	1,159,437	4,250,349
	JM Financial Ltd.	2,849,235	3,385,866
	JSW Energy Ltd.	1,914,046	10,838,527
	JSW Steel Ltd.	3,063,437	37,255,780
	JTEKT India Ltd.	398,076	668,547
	Jubilant Foodworks Ltd.	2,172,629	18,335,456
	Jubilant Ingrevia Ltd.	841,350	6,444,751
	Jubilant Pharmova Ltd.	678,091	7,094,364
	Jupiter Wagons Ltd.	302,639	1,256,523
*	Just Dial Ltd.	85,455	938,047
	Jyothy Labs Ltd.	948,390	4,174,025
*	Jyoti Structures Ltd.	4,646,208	1,000,502
	Kajaria Ceramics Ltd.	642,455	6,087,775
	Kalpataru Projects International Ltd.	756,761	8,653,203
	Kalyan Jewellers India Ltd.	617,706	3,754,812
	Kalyani Steels Ltd.	203,343	1,672,967
	Kansai Nerolac Paints Ltd.	906,862	2,750,151
	Karnataka Bank Ltd.	1,691,799	3,925,277
	Karur Vysya Bank Ltd.	3,740,712	9,640,799
	Kaveri Seed Co. Ltd.	209,217	3,537,884
*	Kaynes Technology India Ltd.	13,385	909,186
	KCP Ltd.	563,447	1,325,316

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	KDDL Ltd.	10,044	$307,520
	KEC International Ltd.	890,909	7,371,394
	KEI Industries Ltd.	407,777	14,699,855
*	Kellton Tech Solutions Ltd.	273,385	344,941
	Kennametal India Ltd.	21,504	525,600
*	Kesoram Industries Ltd.	145,969	6,715
*	Kewal Kiran Clothing Ltd.	56,202	296,854
*	Kiri Industries Ltd.	72,912	506,488
	Kirloskar Brothers Ltd.	113,311	2,292,352
*	Kirloskar Electric Co. Ltd.	106,029	158,721
	Kirloskar Ferrous Industries Ltd.	305,181	1,660,424
	Kirloskar Industries Ltd.	1,668	58,960
	Kirloskar Oil Engines Ltd.	584,760	5,154,870
	Kirloskar Pneumatic Co. Ltd.	39,995	532,087
	Kitex Garments Ltd.	723,753	2,067,681
	KNR Constructions Ltd.	1,321,586	3,404,797
	Kolte-Patil Developers Ltd.	185,064	739,224
	Kopran Ltd.	39,087	89,627
	Kotak Mahindra Bank Ltd.	1,114,672	29,052,374
	Kovai Medical Center & Hospital Ltd.	2,860	188,777
Ω	KPI Green Energy Ltd.	181,367	816,631
	KPIT Technologies Ltd.	1,119,449	16,505,278
	KPR Mill Ltd.	579,614	6,856,990
	KRBL Ltd.	510,189	1,881,678
*Ω	Krishna Institute of Medical Sciences Ltd.	301,301	2,332,390
	Krsnaa Diagnostics Ltd.	52,024	450,665
	KSB Ltd.	286,720	2,463,609
	Ksolves India Ltd.	18,020	91,717
	L&T Finance Ltd.	3,982,167	7,738,376
Ω	L&T Technology Services Ltd.	60,291	3,038,407
	LA Opala RG Ltd.	209,549	565,661
	Larsen & Toubro Ltd.	1,398,968	55,192,483
Ω	Laurus Labs Ltd.	2,191,585	15,621,676
	Laxmi Organic Industries Ltd.	198,935	409,835

		Shares	Value»
INDIA — (Continued)
*Ω	Lemon Tree Hotels Ltd.	1,629,782	$2,619,547
	LG Balakrishnan & Bros Ltd.	189,085	2,652,398
	LIC Housing Finance Ltd.	2,379,135	16,894,985
	Lincoln Pharmaceuticals Ltd.	8,766	58,666
	Linde India Ltd.	54,791	4,103,987
	Lloyds Engineering Works Ltd.	1,779,764	1,146,077
	Lloyds Metals & Energy Ltd.	33,220	475,429
	LMW Ltd.	18,002	3,450,422
	LT Foods Ltd.	2,083,868	8,518,460
Ω	LTIMindtree Ltd.	286,925	15,520,714
	Lumax Auto Technologies Ltd.	227,125	1,396,384
	Lumax Industries Ltd.	15,101	420,562
	Lupin Ltd.	830,759	20,622,075
	LUX Industries Ltd.	41,689	675,762
	Mahanagar Gas Ltd.	223,084	3,535,167
	Maharashtra Scooters Ltd.	6,826	922,690
	Maharashtra Seamless Ltd.	413,482	3,194,988
	Mahindra & Mahindra Financial Services Ltd.	3,120,237	9,657,908
	Mahindra & Mahindra Ltd.	2,950,732	101,909,947
*	Mahindra Holidays & Resorts India Ltd.	566,670	2,071,510
	Mahindra Lifespace Developers Ltd.	470,308	1,905,925
Ω	Mahindra Logistics Ltd.	34,744	124,582
	Maithan Alloys Ltd.	60,012	657,988
*	Man Industries India Ltd.	66,540	215,260
	Man Infraconstruction Ltd.	790,034	1,426,896
	Manappuram Finance Ltd.	5,455,313	14,865,699
	Mangalam Cement Ltd.	71,090	645,335
	Mangalore Refinery & Petrochemicals Ltd.	896,438	1,421,130
	Manorama Industries Ltd.	15,344	230,655
	Marico Ltd.	1,984,233	16,648,127
Ω	Marine Electricals India Ltd.	29,280	65,101

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Marksans Pharma Ltd.	1,890,046	$4,877,040
	Maruti Suzuki India Ltd.	149,041	21,535,293
Ω	MAS Financial Services Ltd.	313,833	990,343
	Mastek Ltd.	105,194	2,611,706
Ω	Matrimony.com Ltd.	24,735	146,681
*	Max Estates Ltd.	137,235	663,672
	Max Healthcare Institute Ltd.	919,893	11,928,408
*	Max India Ltd.	4,813	10,806
	Mayur Uniquoters Ltd.	149,056	811,857
	Mazagon Dock Shipbuilders Ltd.	59,167	2,136,310
Ω	Medi Assist Healthcare Services Ltd.	15,580	82,749
*	Medplus Health Services Ltd.	42,710	397,966
*	Meghmani Organics Ltd.	925,525	744,116
*Ω	Metropolis Healthcare Ltd.	161,112	3,244,624
	Minda Corp. Ltd.	597,317	3,442,461
Ω	Mishra Dhatu Nigam Ltd.	389,288	1,411,544
	MM Forgings Ltd.	152,640	614,479
	MOIL Ltd.	667,739	2,492,099
	Monte Carlo Fashions Ltd.	76,204	514,903
*	Morepen Laboratories Ltd.	2,399,070	1,701,539
	Motherson Sumi Wiring India Ltd.	10,784,048	7,101,985
	Motilal Oswal Financial Services Ltd.	1,322,324	10,201,077
	Mphasis Ltd.	411,901	11,965,544
	MPS Ltd.	7,694	205,837
	MRF Ltd.	8,371	13,291,414
	Mrs Bectors Food Specialities Ltd.	131,792	2,311,256
	MSTC Ltd.	118,793	718,991
	Mukand Ltd.	5,374	6,367
	Muthoot Finance Ltd.	852,138	21,852,275
*	Nalwa Sons Investments Ltd.	2,149	175,674
	Narayana Hrudayalaya Ltd.	356,304	7,347,246
	Natco Pharma Ltd.	682,541	6,864,474
	National Aluminium Co. Ltd.	4,378,481	8,092,867

		Shares	Value»
INDIA — (Continued)
	National Fertilizers Ltd.	433,676	$431,172
	Nava Ltd.	1,093,954	5,889,486
	Navin Fluorine International Ltd.	27,490	1,468,247
*Ω	Navkar Corp. Ltd.	43,239	51,271
	Navneet Education Ltd.	655,877	1,105,421
	NBCC India Ltd.	5,014,186	5,624,214
	NCC Ltd.	3,428,670	8,572,923
	NCL Industries Ltd.	125,047	310,970
	NELCO Ltd.	66,242	644,050
	Neogen Chemicals Ltd.	45,895	832,981
	NESCO Ltd.	154,142	1,715,391
	Nestle India Ltd.	866,224	24,399,333
	Neuland Laboratories Ltd.	39,736	5,621,883
	Newgen Software Technologies Ltd.	209,083	2,440,093
	NHPC Ltd.	7,890,262	7,965,333
	NIIT Learning Systems Ltd.	686,915	3,027,648
	NIIT Ltd.	686,915	1,048,271
	Nilkamal Ltd.	48,172	913,783
Ω	Nippon Life India Asset Management Ltd.	608,068	4,551,160
	Nitin Spinners Ltd.	66,098	274,232
	NLC India Ltd.	868,685	2,336,830
	NMDC Ltd.	16,721,442	12,798,411
*	NMDC Steel Ltd.	2,720,359	1,131,970
	NOCIL Ltd.	807,158	1,675,478
	Novartis India Ltd.	19,447	176,514
	NRB Bearings Ltd.	430,506	1,106,001
	NTPC Ltd.	6,681,533	27,925,127
	Nucleus Software Exports Ltd.	64,818	665,004
	Nuvama Wealth Management Ltd.	35,286	2,560,930
*	Nuvoco Vistas Corp. Ltd.	8,006	30,228
	Oberoi Realty Ltd.	454,000	8,791,878
*	Odigma Consultancy Solutions Ltd.	7,918	3,413
	Oil & Natural Gas Corp. Ltd.	4,296,092	12,378,708
	Oil India Ltd.	1,845,951	8,941,309
	One 97 Communications Ltd.	432,601	4,381,346
*	Onesource Specialty Pharma Ltd.	210,997	4,036,423
*	OnMobile Global Ltd.	3,082	1,754

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Optiemus Infracom Ltd.	10,418	$63,861
	Oracle Financial Services Software Ltd.	116,408	11,986,105
*	Orchid Pharma Ltd.	12,326	117,208
	Orient Cement Ltd.	1,070,141	4,414,007
	Orient Electric Ltd.	481,737	1,323,538
*	Orient Green Power Co. Ltd.	1,029,549	149,634
	Orient Paper & Industries Ltd.	747,183	209,832
	Oriental Aromatics Ltd.	3	12
	Oriental Hotels Ltd.	201,562	338,555
	Page Industries Ltd.	25,234	13,501,524
	Paisalo Digital Ltd.	3,492,813	1,329,859
*	Pakka Ltd.	77,965	157,677
*	Panacea Biotec Ltd.	10,283	66,800
	Panama Petrochem Ltd.	217,304	940,986
Ω	Parag Milk Foods Ltd., Class F	234,425	499,065
	Patanjali Foods Ltd.	69,528	1,562,710
*	Patel Engineering Ltd.	2,594,870	1,314,024
*	PB Fintech Ltd.	94,861	1,824,267
*	PC Jeweller Ltd.	9,587,432	1,387,619
	PCBL Chemical Ltd.	1,853,318	7,843,094
	PDS Ltd.	60,562	268,014
	Pearl Global Industries Ltd.	28,224	322,226
*	Peninsula Land Ltd.	303,610	101,609
*	Pennar Industries Ltd.	422,532	916,080
	Persistent Systems Ltd.	470,617	29,437,260
	Petronet LNG Ltd.	4,850,771	17,983,211
	Pfizer Ltd.	34,789	1,769,039
	PG Electroplast Ltd.	324,288	3,254,753
	Phoenix Mills Ltd.	607,757	11,802,464
	PI Industries Ltd.	247,133	10,604,013
	Pidilite Industries Ltd.	339,280	12,181,453
	Piramal Enterprises Ltd.	704,559	8,030,876
	Piramal Pharma Ltd.	2,680,967	6,698,620
	Pitti Engineering Ltd.	31,320	351,595
	PIX Transmissions Ltd.	12,582	215,721
	PNB Gilts Ltd.	13,485	15,622
*Ω	PNB Housing Finance Ltd.	615,773	7,383,745
	PNC Infratech Ltd.	1,059,323	3,323,247
	Pokarna Ltd.	58,549	625,306
	Poly Medicure Ltd.	131,049	4,000,631

		Shares	Value»
INDIA — (Continued)
	Polycab India Ltd.	98,789	$6,419,606
	Polyplex Corp. Ltd.	130,652	1,885,117
*	Poonawalla Fincorp Ltd.	1,435,926	6,386,688
	Power Finance Corp. Ltd.	7,462,064	35,977,121
	Power Grid Corp. of India Ltd.	7,953,436	28,674,984
	Power Mech Projects Ltd.	92,390	2,885,437
	Praj Industries Ltd.	826,462	4,519,101
	Prakash Industries Ltd.	743,434	1,510,975
	Prakash Pipes Ltd.	38,526	187,611
Ω	Prataap Snacks Ltd.	29,761	426,450
	Precision Wires India Ltd.	151,786	239,288
	Prestige Estates Projects Ltd.	908,125	14,679,820
*	Pricol Ltd.	740,399	3,839,170
*	Prime Focus Ltd.	102,555	137,667
	Prince Pipes & Fittings Ltd.	269,023	803,085
*	Prism Johnson Ltd.	896,058	1,307,366
	Privi Speciality Chemicals Ltd.	26,426	620,481
	Procter & Gamble Health Ltd.	48,600	2,908,996
	Procter & Gamble Hygiene & Health Care Ltd.	29,406	4,964,443
*	PSP Projects Ltd.	118,511	889,503
*	PTC India Financial Services Ltd.	671,559	253,423
	PTC India Ltd.	1,958,139	4,090,363
	Punjab National Bank	4,078,187	4,820,593
*	Puravankara Ltd.	130,409	356,219
*	PVR Inox Ltd.	48,863	541,733
Ω	Quess Corp. Ltd.	375,375	1,458,800
	R Systems International Ltd.	19,925	73,849
	Radico Khaitan Ltd.	150,792	4,353,062
	Raghav Productivity Enhancers Ltd.	3,144	22,887
	Rain Industries Ltd.	1,456,031	2,422,720
*	Rajesh Exports Ltd.	452,343	967,164
	Rajratan Global Wire Ltd.	2,638	12,947
	Rallis India Ltd.	645,725	1,809,692
	Ram Ratna Wires Ltd.	3,339	20,239
	Ramco Cements Ltd.	631,409	7,038,536
	Ramco Industries Ltd.	193,779	526,549
*	Ramco Systems Ltd.	13,672	60,436

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ramkrishna Forgings Ltd.	507,948	$3,572,876
*	Ramky Infrastructure Ltd.	47,282	260,940
	Rane Holdings Ltd.	25,714	389,869
	Rashtriya Chemicals & Fertilizers Ltd.	1,821,196	2,934,196
*	Rategain Travel Technologies Ltd.	4,305	22,007
	Ratnamani Metals & Tubes Ltd.	126,633	4,054,466
*	RattanIndia Power Ltd.	9,468,530	1,113,633
*	Raymond Lifestyle Ltd.	210,777	2,395,963
	Raymond Ltd.	263,472	4,739,388
Ω	RBL Bank Ltd.	3,429,335	8,077,327
	REC Ltd.	11,285,020	56,015,353
	Redington Ltd.	5,892,276	17,074,601
	Redtape Ltd.	1,334,660	2,081,121
*	Refex Industries Ltd.	37,305	179,224
	Relaxo Footwears Ltd.	140,883	679,495
	Reliance Industrial Infrastructure Ltd.	55,253	554,870
Ω	Reliance Industries Ltd. (RIGD LI), GDR	466	30,367
	Reliance Industries Ltd. (RIL IN)	10,243,189	168,870,685
*	Reliance Infrastructure Ltd.	785,217	2,357,611
*	Reliance Power Ltd.	18,883,680	8,917,838
*	Religare Enterprises Ltd.	532,030	1,326,206
	Repco Home Finance Ltd.	293,803	1,389,997
	Responsive Industries Ltd.	11,239	23,712
	Rico Auto Industries Ltd.	496,526	373,952
	RITES Ltd.	699,051	1,861,493
	Rossari Biotech Ltd.	53,973	418,282
	Route Mobile Ltd.	109,783	1,236,431
	RPG Life Sciences Ltd.	4,880	120,892
*	RPSG Ventures Ltd.	59,269	569,448
*	RSWM Ltd.	220,070	376,745
	Rupa & Co. Ltd.	88,639	205,399
	Safari Industries India Ltd.	64,279	1,520,648
	Sagar Cements Ltd.	199,661	497,807
	Saksoft Ltd.	54,870	99,333

		Shares	Value»
INDIA — (Continued)
*Ω	Salasar Techno Engineering Ltd.	1,233,023	$125,758
	Sammaan Capital Ltd.	2,661,005	3,808,213
	Samvardhana Motherson International Ltd.	10,900,143	17,158,017
	Sandhar Technologies Ltd.	127,811	558,064
	Sandur Manganese & Iron Ores Ltd.	45,264	244,374
	Sangam India Ltd.	80,528	371,442
*	Sanghi Industries Ltd.	43,693	31,345
	Sanghvi Movers Ltd.	171,834	537,984
	Sanofi Consumer Healthcare India Ltd.	52,233	3,046,206
	Sanofi India Ltd.	50,406	3,542,737
Ω	Sansera Engineering Ltd.	73,858	939,269
*	Sapphire Foods India Ltd.	241,380	904,516
	Sarda Energy & Minerals Ltd.	748,003	4,014,256
	Saregama India Ltd.	250,819	1,551,729
	Sasken Technologies Ltd.	18,726	336,345
*	Satin Creditcare Network Ltd.	356,801	693,994
	Savita Oil Technologies Ltd.	144,417	633,256
*	SBFC Finance Ltd.	182,101	218,381
	SBI Cards & Payment Services Ltd.	556,843	5,731,650
Ω	SBI Life Insurance Co. Ltd.	664,585	13,863,764
	Schaeffler India Ltd.	146,940	6,015,549
*	Schneider Electric Infrastructure Ltd.	249,896	1,709,167
*	SEAMEC Ltd.	25,745	297,079
*	Selan Exploration Technology Ltd.	9,970	62,343
	Senco Gold Ltd.	20,627	84,207
*	SEPC Ltd.	3,008,182	499,904
*	Sequent Scientific Ltd.	351,617	596,874
	Seshasayee Paper & Boards Ltd.	133,414	426,813
Ω	SH Kelkar & Co. Ltd.	357,128	839,594
	Shaily Engineering Plastics Ltd.	21,598	388,454
	Shakti Pumps India Ltd.	181,026	1,802,914

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Shankara Building Products Ltd.	51,416	$368,265
	Shanthi Gears Ltd.	25,614	144,467
	Sharda Cropchem Ltd.	220,844	1,428,249
	Sharda Motor Industries Ltd.	50,590	1,022,008
	Share India Securities Ltd.	362,351	634,234
*	Sheela Foam Ltd.	35,111	266,310
*	Shilpa Medicare Ltd.	186,618	1,422,916
	Shipping Corp. of India Land & Assets Ltd.	1,289,688	726,732
	Shipping Corp. of India Ltd.	1,423,653	2,983,239
	Shivalik Bimetal Controls Ltd.	19,722	101,770
*	Shoppers Stop Ltd.	152,109	918,724
	Shree Cement Ltd.	19,851	6,985,902
*	Shree Renuka Sugars Ltd.	856,560	291,447
	Shriram Finance Ltd.	5,149,860	37,154,809
	Shriram Pistons & Rings Ltd.	71,252	1,519,440
	Shyam Metalics & Energy Ltd.	19,253	195,065
	Siemens Energy India Ltd.	54,253	1,591,396
	Siemens Ltd.	54,253	1,846,850
*	SIS Ltd.	201,423	804,764
	Siyaram Silk Mills Ltd.	133,723	1,045,578
	SJS Enterprises Ltd.	70,216	771,691
	SKF India Ltd.	129,292	5,935,803
	Skipper Ltd.	62,921	338,711
	SML ISUZU Ltd.	4,113	74,715
	Snowman Logistics Ltd.	329,256	201,803
	Sobha Ltd.	405,439	6,358,527
	Solar Industries India Ltd.	126,873	19,727,579
*	Solara Active Pharma Sciences Ltd.	73,008	426,820
	Somany Ceramics Ltd.	98,351	490,410
Ω	Sona Blw Precision Forgings Ltd.	151,114	858,533
	Sonata Software Ltd..	1,017,553	5,026,581
	South Indian Bank Ltd.	11,139,285	3,386,001
*	SP Apparels Ltd.	20,771	179,234
*	Spandana Sphoorty Financial Ltd.	89,960	292,126

		Shares	Value»
INDIA — (Continued)
	SRF Ltd.	674,959	$23,982,846
*	Star Cement Ltd.	611,259	1,587,042
	State Bank of India (SBID LI), GDR	13,327	1,244,368
	State Bank of India (SBIN IN)	5,075,462	47,339,666
	State Bank of India (SBKFF US), GDR	5,089	474,295
	Steel Authority of India Ltd.	4,980,889	6,675,219
*	Sterlite Technologies Ltd.	1,179,841	860,729
	STL Networks Ltd.	1,179,841	361,143
	Stove Kraft Ltd.	8,039	57,510
	Strides Pharma Science Ltd.	421,995	3,210,904
*	Stylam Industries Ltd.	26,029	484,329
	Styrenix Performance Materials Ltd.	37,783	1,223,707
*	Subex Ltd.	2,186,579	311,602
	Subros Ltd.	159,306	1,131,986
	Sudarshan Chemical Industries Ltd.	258,747	3,114,611
	Sumitomo Chemical India Ltd.	210,690	1,263,305
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	1,405,590	30,307,170
	Sun TV Network Ltd.	889,605	6,519,343
	Sundaram Finance Ltd.	160,152	9,922,519
	Sundaram-Clayton Ltd.	19,306	452,415
	Sundram Fasteners Ltd.	659,326	7,142,663
	Sundrop Brands Ltd.	48,493	442,186
*	Sunflag Iron & Steel Co. Ltd.	186,996	515,739
	Sunteck Realty Ltd.	376,467	1,786,028
	Suprajit Engineering Ltd.	491,755	2,234,077
	Supreme Industries Ltd.	290,193	12,141,415
	Supreme Petrochem Ltd.	476,982	3,684,147
	Supriya Lifescience Ltd.	35,172	268,847
*	Suratwwala Business Group Ltd.	22,641	11,752
	Surya Roshni Ltd.	617,792	1,871,034
*	Suryoday Small Finance Bank Ltd.	18,826	28,408
*	Sutlej Textiles & Industries Ltd.	384,327	168,309

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Suven Pharmaceuticals Ltd.	892,499	$11,998,379
	Suyog Telematics Ltd.	4,976	53,629
*	Suzlon Energy Ltd.	34,335,189	22,732,294
	Swaraj Engines Ltd.	35,022	1,689,965
	Symphony Ltd.	63,097	859,017
*	Syncom Formulations India Ltd.	80,164	15,484
Ω	Syngene International Ltd.	1,090,061	8,116,481
	TAJGVK Hotels & Resorts Ltd.	61,538	296,661
	Talbros Automotive Components Ltd.	57,878	171,050
	Tamil Nadu Newsprint & Papers Ltd.	200,485	312,966
	Tamilnad Mercantile Bank Ltd.	86,044	446,211
	Tamilnadu Petroproducts Ltd.	255,595	225,165
	Tanla Platforms Ltd.	346,578	1,955,223
*	TARC Ltd.	365,981	669,115
	Tata Chemicals Ltd.	1,095,234	10,813,747
	Tata Communications Ltd.	526,741	9,870,425
	Tata Consultancy Services Ltd.	1,884,702	76,445,449
	Tata Consumer Products Ltd.	833,768	11,447,460
	Tata Elxsi Ltd.	125,312	8,501,810
	Tata Motors Ltd.	6,634,894	50,503,634
	Tata Power Co. Ltd.	3,061,437	13,876,789
	Tata Steel Ltd.	22,581,634	37,447,123
	TCI Express Ltd.	88,976	716,487
	TCPL Packaging Ltd.	1,750	75,013
	TD Power Systems Ltd.	462,640	2,343,520
*	TeamLease Services Ltd.	1,734	38,571
	Tech Mahindra Ltd.	1,612,344	28,582,623
	Techno Electric & Engineering Co. Ltd.	364,168	4,569,528
*	Technocraft Industries India Ltd.	10,304	288,286
	Tega Industries Ltd.	20,375	324,210
*Ω	Tejas Networks Ltd.	158,443	1,315,254
	Texmaco Infrastructure & Holdings Ltd.	8,679	9,845
	Texmaco Rail & Engineering Ltd.	994,500	1,587,504

		Shares	Value»
INDIA — (Continued)
	Thanga Mayil Jewellery Ltd.	20,961	$520,673
	Thejo Engineering Ltd.	7,476	157,758
	Themis Medicare Ltd.	19,585	29,731
	Thermax Ltd.	67,103	2,604,135
	Thirumalai Chemicals Ltd.	607,593	1,777,055
	Thomas Cook India Ltd.	902,430	1,433,513
Ω	Thyrocare Technologies Ltd.	69,888	724,040
	Tilaknagar Industries Ltd.	362,587	1,220,547
	Time Technoplast Ltd.	1,345,394	5,341,298
	Timken India Ltd.	132,863	3,854,276
	Tips Music Ltd.	75,535	563,371
	Titagarh Rail System Ltd.	266,058	2,345,568
	Titan Co. Ltd.	735,289	29,172,857
	Torrent Pharmaceuticals Ltd.	462,723	18,221,149
	Torrent Power Ltd.	819,844	14,852,728
	Tourism Finance Corp. of India Ltd.	347,886	815,866
	TransIndia Real Estate Ltd.	292,366	116,368
	Transport Corp. of India Ltd.	291,382	3,580,301
	Trent Ltd.	384,155	23,310,931
	Trident Ltd.	8,614,345	2,724,693
	Triveni Engineering & Industries Ltd.	703,446	3,402,197
	Triveni Turbine Ltd.	783,888	4,769,720
	TTK Healthcare Ltd.	2,972	41,941
	TTK Prestige Ltd.	241,674	1,735,464
	Tube Investments of India Ltd.	470,598	16,061,109
	TV Today Network Ltd.	204,034	399,880
	TVS Holdings Ltd.	21,218	2,282,493
	TVS Motor Co. Ltd.	633,055	19,879,024
	TVS Srichakra Ltd.	27,163	916,581
	Uflex Ltd.	314,886	2,061,130
	Ugar Sugar Works Ltd.	134,793	68,485
*	Ugro Capital Ltd.	157,313	324,560
Ω	Ujjivan Small Finance Bank Ltd.	10,678,610	5,369,147
	UltraTech Cement Ltd.	201,154	27,705,179
*	Unichem Laboratories Ltd.	194,087	1,381,247

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Union Bank of India Ltd.	5,175,487	$7,679,102
	United Breweries Ltd.	103,773	2,635,544
	United Spirits Ltd.	809,814	14,891,685
	Universal Cables Ltd.	8,915	46,512
	UNO Minda Ltd.	1,101,704	11,552,664
*	UPL Ltd.	3,289,980	25,172,531
	Usha Martin Ltd.	1,086,960	3,732,216
	UTI Asset Management Co. Ltd.	187,014	2,243,627
*	V2 Retail Ltd.	11,749	235,403
*	VA Tech Wabag Ltd.	312,865	4,778,954
	Vadilal Industries Ltd.	6,331	474,044
	Vaibhav Global Ltd.	259,431	667,663
*Ω	Valiant Organics Ltd.	7,524	28,792
*	Valor Estate Ltd.	669,648	1,381,519
	Vardhman Special Steels Ltd.	13,159	37,366
	Vardhman Textiles Ltd.	1,004,596	5,364,459
*Ω	Varroc Engineering Ltd.	241,015	1,231,138
	Varun Beverages Ltd.	2,814,547	17,288,522
*	Vascon Engineers Ltd.	8,327	3,896
	Vedant Fashions Ltd.	40,192	368,330
	Vedanta Ltd.	5,827,878	28,800,427
	Veedol Corporation Ltd.	40,393	701,521
	Venky’s India Ltd.	37,741	752,403
Ω	Venus Pipes & Tubes Ltd.	3,567	51,074
*	Veranda Learning Solutions Ltd.	3,557	8,708
	Vesuvius India Ltd.	27,695	1,522,520
	V-Guard Industries Ltd.	1,037,109	4,421,707
	Vidhi Specialty Food Ingredients Ltd.	8,288	42,659
	Vijaya Diagnostic Centre Ltd.	40,416	479,890
*	Vikas Lifecare Ltd.	2,298,854	69,146
	Vimta Labs Ltd.	61,833	735,789
	Vinati Organics Ltd.	168,920	3,232,829
	Vindhya Telelinks Ltd.	27,832	438,418
	Vintage Coffee & Beverages Ltd.	16,115	18,493
*	VIP Industries Ltd.	187,414	676,483
	Visaka Industries Ltd.	19,771	14,320
	Vishnu Chemicals Ltd.	62,152	312,067
*	VL E-Governance & IT Solutions Ltd.	119,621	67,994

		Shares	Value»
INDIA — (Continued)
*	V-Mart Retail Ltd.	27,213	$1,050,686
*	Vodafone Idea Ltd.	33,845,556	2,850,697
	Voltamp Transformers Ltd.	25,701	2,220,714
	Voltas Ltd.	321,889	4,703,747
	VRL Logistics Ltd.	267,849	1,441,162
	VST Industries Ltd.	337,121	1,156,356
	VST Tillers Tractors Ltd.	26,587	1,111,660
*	Walchandnagar Industries Ltd.	24,757	53,086
*	Websol Energy System Ltd.	18,018	279,278
	Welspun Corp. Ltd.	1,123,115	10,165,499
	Welspun Enterprises Ltd.	447,557	2,507,228
	Welspun Living Ltd.	2,895,250	4,321,474
	West Coast Paper Mills Ltd.	427,269	2,255,816
*	Westlife Foodworld Ltd.	190,477	1,488,771
	Wheels India Ltd.	2,606	20,797
	Whirlpool of India Ltd.	120,592	1,784,017
	Windlas Biotech Ltd.	4,334	49,387
	Wipro Ltd.	6,769,186	19,277,372
*	Wockhardt Ltd.	361,997	5,564,406
	Wonderla Holidays Ltd.	107,773	859,609
	XPRO India Ltd.	2,364	28,739
	Yasho Industries Ltd.	1,323	26,269
*	Yes Bank Ltd.	31,282,558	6,562,198
	Yuken India Ltd.	1,054	10,196
	Zee Entertainment Enterprises Ltd.	5,486,854	6,866,454
*	Zee Media Corp. Ltd.	2,420,508	402,768
	Zen Technologies Ltd.	163,789	2,729,464
	Zensar Technologies Ltd.	777,012	6,635,348
	ZF Commercial Vehicle Control Systems India Ltd.	1,496	221,553
	Zydus Lifesciences Ltd.	874,296	9,175,263
	Zydus Wellness Ltd.	63,725	1,326,955

TOTAL INDIA			5,623,054,268

INDONESIA — (1.4%)
	ABM Investama Tbk. PT	3,392,900	678,998
*	Adaro Minerals Indonesia Tbk. PT	7,084,400	384,413
*	Adhi Karya Persero Tbk. PT	17,481,579	307,525

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Adi Sarana Armada Tbk. PT	9,416,800	$389,437
*	Agung Semesta Sejahtera Tbk. PT	14,551,600	7,873
	AKR Corporindo Tbk. PT	53,071,500	4,027,944
*	Alam Sutera Realty Tbk. PT	67,632,200	521,850
	Alamtri Resources Indonesia Tbk. PT	82,585,900	9,460,222
	Allo Bank Indonesia Tbk. PT	1,007,600	44,623
	Aneka Tambang Tbk. PT	46,583,119	6,088,664
	Arwana Citramulia Tbk. PT	23,118,100	817,652
	Aspirasi Hidup Indonesia Tbk. PT	53,519,500	1,723,099
	Astra Agro Lestari Tbk. PT	3,667,022	1,313,803
	Astra International Tbk. PT	61,505,200	17,776,597
	Astra Otoparts Tbk. PT	7,391,800	970,836
	Avia Avian Tbk. PT	9,848,900	247,224
*††	Bakrie Telecom Tbk. PT	35,294,139	0
	Bank Amar Indonesia Tbk. PT	13,801,810	139,753
	Bank BTPN Syariah Tbk. PT	15,157,400	1,082,157
*	Bank Bukopin Tbk. PT	142,642,188	523,455
*	Bank Capital Indonesia Tbk. PT	20,448,500	161,428
	Bank Central Asia Tbk. PT	91,803,500	48,811,031
*	Bank China Construction Bank Indonesia Tbk. PT	17,420,100	71,441
*	Bank Ganesha Tbk. PT	8,856,600	46,431
*	Bank Ina Perdana PT	2,485,100	647,191
	Bank Mandiri Persero Tbk. PT	127,148,372	37,547,854
*	Bank Mayapada International Tbk. PT	12,988,650	153,967
	Bank Maybank Indonesia Tbk. PT	9,420,600	116,771
*	Bank Nationalnobu Tbk. PT	5,283,225	202,254

		Shares	Value»
INDONESIA — (Continued)
	Bank Negara Indonesia Persero Tbk. PT	32,302,360	$8,140,166
*	Bank Neo Commerce Tbk. PT	26,788,800	419,830
	Bank OCBC Nisp Tbk. PT	13,326,100	1,047,440
*	Bank Pan Indonesia Tbk. PT	31,614,600	3,063,516
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	24,151,857	1,259,096
*	Bank Pembangunan Daerah Jawa Timur Tbk. PT	27,848,500	872,102
	Bank Rakyat Indonesia Persero Tbk. PT	95,125,259	22,031,936
	Bank Syariah Indonesia Tbk. PT	21,486,600	3,695,527
	Bank Tabungan Negara Persero Tbk. PT	54,408,154	3,458,601
	Barito Pacific Tbk. PT	46,367,288	2,080,015
	Barito Renewables Energy Tbk. PT	2,106,500	763,276
	BFI Finance Indonesia Tbk. PT	55,094,300	2,911,199
*	Bintang Oto Global Tbk. PT	305,300	10,284
	BISI International Tbk. PT	11,631,812	708,087
	Blue Bird Tbk. PT	5,130,300	535,357
*	Buana Lintas Lautan Tbk. PT	122,704,200	864,932
*	Bukalapak.com Tbk. PT	204,792,500	1,791,644
	Bukit Asam Tbk. PT	37,180,900	6,183,127
	Buma Internasional Grup Tbk. PT	40,023,900	970,103
*	Bumi Resources Minerals Tbk. PT	151,196,300	3,486,027
*	Bumi Resources Tbk. PT	314,361,100	2,023,894
*	Bumi Serpong Damai Tbk. PT	30,391,400	1,583,550
*	Capital Financial Indonesia Tbk. PT	4,045,900	195,191
	Catur Sentosa Adiprana Tbk. PT	864,200	16,779
*	Cemindo Gemilang PT	12,211,000	639,879

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Charoen Pokphand Indonesia Tbk. PT	19,566,060	$5,579,335
Ω	Cikarang Listrindo Tbk. PT	10,148,300	433,988
	Ciputra Development Tbk. PT	66,854,915	3,706,016
	Cisarua Mountain Dairy Tbk. PT	1,638,700	452,017
*	Citra Marga Nusaphala Persada Tbk. PT	19,749,671	1,663,117
*	City Retail Developments Tbk. PT	11,633,200	84,878
	Dayamitra Telekomunikasi PT	4,109,600	153,389
	Dharma Satya Nusantara Tbk. PT	31,366,000	1,446,067
*	Dian Swastatika Sentosa Tbk. PT	136,300	373,604
	Elang Mahkota Teknologi Tbk. PT	42,732,300	1,380,372
	Elnusa Tbk. PT	28,333,700	788,772
*	Energi Mega Persada Tbk. PT	18,618,600	216,591
	Erajaya Swasembada Tbk. PT	69,828,200	1,957,161
	ESSA Industries Indonesia Tbk. PT	50,368,000	1,835,811
	Gajah Tunggal Tbk. PT	11,916,600	790,087
	Garudafood Putra Putri Jaya Tbk. PT	24,325,000	565,705
	Golden Energy Mines Tbk. PT	69,600	38,795
*	Gudang Garam Tbk. PT	1,928,500	1,164,029
*	Harum Energy Tbk. PT	12,087,100	557,525
	Hexindo Adiperkasa Tbk. PT	1,852,256	525,177
	Hillcon Tbk. PT	1,192,000	22,838
	Impack Pratama Industri Tbk. PT	37,017,100	749,000
	Indah Kiat Pulp & Paper Tbk. PT	13,595,800	4,221,323
	Indika Energy Tbk. PT	12,657,500	1,102,621
	Indo Tambangraya Megah Tbk. PT	3,533,500	4,684,071
	Indocement Tunggal Prakarsa Tbk. PT	4,206,800	1,356,060

		Shares	Value»
INDONESIA — (Continued)
	Indofood CBP Sukses Makmur Tbk. PT	3,420,700	$2,337,734
	Indofood Sukses Makmur Tbk. PT	25,022,900	12,070,347
	Indomobil Sukses Internasional Tbk. PT	3,198,400	166,890
	Indosat Tbk. PT	18,426,200	1,939,600
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	43,895,988	1,573,654
*††	Inti Agri Resources Tbk. PT	10,879,700	0
*	Intiland Development Tbk. PT	15,165,700	140,622
	Japfa Comfeed Indonesia Tbk. PT	56,069,300	6,151,599
	Jasa Marga Persero Tbk. PT	8,838,558	2,280,279
	Jaya Real Property Tbk. PT	5,813,800	248,788
	Kalbe Farma Tbk. PT	50,093,100	4,128,925
*	Kawasan Industri Jababeka Tbk. PT	110,979,845	1,157,097
	KMI Wire & Cable Tbk. PT	28,325,800	670,333
	Lautan Luas Tbk. PT	329,800	18,259
*	Lippo Cikarang Tbk. PT	256,805	8,039
*	Lippo Karawaci Tbk. PT	324,039,762	1,797,973
*	Malindo Feedmill Tbk. PT	4,015,800	189,748
	Map Aktif Adiperkasa PT	42,653,700	1,668,909
	Matahari Department Store Tbk. PT	5,420,900	573,927
	Mayora Indah Tbk. PT	18,695,625	2,567,142
	MD Entertainment Tbk. PT	2,653,600	403,891
	Medco Energi Internasional Tbk. PT	63,757,160	4,033,522
*	Media Nusantara Citra Tbk. PT	44,649,593	705,750
	Medikaloka Hermina Tbk. PT	33,821,100	2,304,748
*	Merdeka Copper Gold Tbk. PT	14,066,062	1,415,847
*	Metro Healthcare Indonesia Tbk. PT	59,545,100	746,887

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Metrodata Electronics Tbk. PT	34,020,600	$1,146,593
	Metropolitan Kentjana Tbk. PT	33,300	49,894
	Mitra Adiperkasa Tbk. PT	67,702,100	5,574,096
	Mitra Keluarga Karyasehat Tbk. PT	14,286,300	2,159,838
	Mitra Pinasthika Mustika Tbk. PT	12,216,500	759,272
*	MNC Digital Entertainment Tbk. PT	21,894,000	622,867
*	MNC Land Tbk. PT	105,612,800	789,248
	Mulia Industrindo Tbk. PT	13,805,800	239,657
	Nippon Indosari Corpindo Tbk. PT	19,741,289	1,029,165
	Pabrik Kertas Tjiwi Kimia Tbk. PT	7,817,200	2,414,705
*	Pacific Strategic Financial Tbk. PT	13,198,500	881,986
	Pakuwon Jati Tbk. PT	102,488,900	2,355,772
*	Panin Financial Tbk. PT	118,198,200	2,750,413
*	Paninvest Tbk. PT	7,925,300	506,860
	Pantai Indah Kapuk Dua Tbk. PT	523,200	359,258
	Perusahaan Gas Negara Tbk. PT	32,156,100	3,263,091
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	19,964,600	1,407,045
	Petrindo Jaya Kreasi Tbk. PT	2,750,800	1,180,929
	Petrosea Tbk. PT	7,074,100	1,215,416
*††	Pool Advista Indonesia Tbk. PT	8,941,700	5,050
*	PP Persero Tbk. PT	23,336,190	572,564
	Prodia Widyahusada Tbk. PT	1,625,700	272,196
*	Puradelta Lestari Tbk. PT	60,908,700	637,945
	Ramayana Lestari Sentosa Tbk. PT	5,802,100	147,388
*††	Rimo International Lestari Tbk. PT	151,291,900	0
	Rukun Raharja Tbk. PT	3,958,600	517,976
	Salim Ivomas Pratama Tbk. PT	31,135,200	772,570

		Shares	Value»
INDONESIA — (Continued)
	Sampoerna Agro Tbk. PT	5,071,559	$711,786
	Samudera Indonesia Tbk. PT	54,823,600	839,370
*	Sarana Meditama Metropolitan Tbk. PT	11,755,900	218,275
	Sarana Menara Nusantara Tbk. PT	62,127,500	2,132,300
	Sariguna Primatirta Tbk. PT	19,387,800	1,671,513
	Sawit Sumbermas Sarana Tbk. PT	24,219,100	2,278,015
*††	Sekawan Intipratama Tbk. PT	2,876,400	0
	Selamat Sempurna Tbk. PT	16,835,200	1,807,625
	Semen Baturaja Tbk. PT	4,829,100	63,826
	Semen Indonesia Persero Tbk. PT	17,432,686	2,747,681
	Siloam International Hospitals Tbk. PT	6,566,900	1,028,100
*	Sinar Mas Multiartha Tbk. PT	278,500	263,278
*††	Sri Rejeki Isman Tbk. PT	96,691,300	159,453
	Steel Pipe Industry of Indonesia PT	16,408,800	274,705
	Sumber Alfaria Trijaya Tbk. PT	39,945,700	5,171,157
	Sumber Tani Agung Resources Tbk. PT	717,300	39,120
	Summarecon Agung Tbk. PT	76,596,447	1,990,907
	Surya Citra Media Tbk. PT	123,963,300	1,525,173
	Surya Semesta Internusa Tbk. PT	32,469,000	1,651,793
*††	Suryainti Permata Tbk. PT	3,098,000	0
	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	365,576	5,713,953
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	55,290,600	8,714,830
	Temas Tbk. PT	35,286,000	295,249
	Tempo Scan Pacific Tbk. PT	3,861,200	614,227
*	Timah Tbk. PT	16,520,567	1,183,933

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Tower Bersama Infrastructure Tbk. PT	5,095,900	$609,342
*††	Trada Alam Minera Tbk. PT	173,119,000	0
	Transcoal Pacific Tbk. PT	4,369,200	1,466,152
*	Trias Sentosa Tbk. PT	3,690,500	110,003
	Trimegah Bangun Persada Tbk. PT	282,200	11,889
	Triputra Agro Persada PT	29,981,200	1,761,983
	Tunas Baru Lampung Tbk. PT	27,237,857	1,132,435
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	12,699,000	1,060,134
	Unilever Indonesia Tbk. PT	24,192,400	2,495,586
	United Tractors Tbk. PT	9,367,346	12,801,596
*	Vale Indonesia Tbk. PT	10,213,475	1,531,241
*	Waskita Beton Precast Tbk. PT	1,376,900	1,264
*††	Waskita Karya Persero Tbk. PT	52,554,757	119,926
*	Wijaya Karya Persero Tbk. PT	19,524,422	239,939
	Wintermar Offshore Marine Tbk. PT	5,592,000	128,449
	XLSMART Telecom Sejahtera Tbk. PT	44,923,545	5,816,107

TOTAL INDONESIA			390,179,019

KUWAIT — (0.4%)
	A’ayan Leasing & Investment Co. KSCP	6,272,710	3,318,438
	A’ayan Real Estate Co. SAK	67,161	19,564
*	Acico Industries Co. KSC	235,833	53,581
	Agility Public Warehousing Co. KSC	1,666,642	1,431,355
	Al Ahli Bank of Kuwait KSCP	329,173	326,142
	Al-Eid Food KSC	416,724	315,574
	Ali Alghanim Sons Automotive Co. KSCC	510,471	1,746,329

		Shares	Value»
KUWAIT — (Continued)
*	Alimtiaz Investment Group KSC	2,698,986	$264,298
*	Arabi Group Holding KSC	479,552	602,374
	Arzan Financial Group for Financing & Investment KPSC	4,595,589	4,413,325
*	Asiya Capital Investments Co. KSCP	3,424,027	397,589
	Boubyan Bank KSCP	913,052	2,023,398
	Boubyan Petrochemicals Co. KSCP	582,117	1,319,810
	Boursa Kuwait Securities Co. KPSC	282,877	2,504,095
	Burgan Bank SAK	179,946	132,370
	Combined Group Contracting Co. SAK	679,722	1,437,336
	Commercial Facilities Co. SAKP	207,055	185,648
	Commercial Real Estate Co. KSC	2,062,320	1,124,567
	Gulf Bank KSCP	2,022,365	2,219,626
	Gulf Cables & Electrical Industries Group Co. KSCP	171,972	1,266,742
	Heavy Engineering & Ship Building Co. KSCP	416,945	1,264,113
	Humansoft Holding Co. KSC	391,642	3,033,154
*	IFA Hotels & Resorts-KPSC	210,375	991,747
	Integrated Holding Co. KCSC	888,417	1,654,580
	Jazeera Airways Co. KSCP	417,094	1,517,479
	KAMCO Investment Co. KSC	52,319	20,353
*	Kuwait Business Town Real Estate Co. KSCP	44,376	23,313
*	Kuwait Cement Co. KSC	662,335	527,971
	Kuwait Finance House KSCP	9,520,584	22,482,152
	Kuwait Financial Centre SAK	223,295	102,262
	Kuwait International Bank KSCP	2,325,471	1,718,952

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Kuwait Investment Co. SAK	83,985	$47,224
	Kuwait Real Estate Co. KSC	3,906,701	4,794,625
	Kuwait Telecommunications Co.	1,120,843	1,982,363
	Mabanee Co. KPSC	639,932	1,654,394
	Mezzan Holding Co. KSCC	530,050	1,651,174
	Mobile Telecommunications Co. KSCP	2,157,161	3,332,135
	National Bank of Kuwait SAKP	7,372,054	22,926,438
*	National Consumer Holding Co. SAK	1,267,545	483,449
	National Industries Group Holding SAK	2,492,687	2,027,315
	National Investments Co. KSCP	3,071,269	2,480,213
*	Privatization Holding Co. KSCP	323,564	55,749
*	Rasiyat Holding Co.	236,436	270,257
	Salhia Real Estate Co. KSCP	836,904	1,228,930
	Securities House KSC	265,670	59,514
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	1,544,743	745,856
*††	Sultan Center Food Products Co. KSC	5,505	647
*	Warba Bank KSCP	6,472,130	4,692,643

TOTAL KUWAIT			106,871,163

LUXEMBOURG — (0.0%)
*Ω	Allegro.eu SA	197,079	1,729,254

MALAYSIA — (1.5%)
#	7-Eleven Malaysia Holdings Bhd., Class B	2,085,585	966,303
#	Able Global Bhd.	645,400	227,383
#	Aeon Co. M Bhd.	4,414,700	1,500,648
#	AEON Credit Service M Bhd.	1,821,080	2,515,576
#	AFFIN Bank Bhd.	4,371,095	2,682,007
	Ajinomoto Malaysia Bhd.	120,400	398,610
	Alliance Bank Malaysia Bhd.	7,163,000	7,268,028

		Shares	Value»
MALAYSIA — (Continued)
	Allianz Malaysia Bhd.	210,300	$898,799
	AME Elite Consortium Bhd.	1,583,900	587,330
#	AMMB Holdings Bhd. (AMM MK)	6,307,050	7,545,845
#	Ancom Nylex Bhd.	2,737,738	615,521
#*	Ann Joo Resources Bhd.	608,100	107,520
*	Astro Malaysia Holdings Bhd.	3,575,900	145,612
	Aumas Resources Bhd.	3,667,500	628,267
	Aurelius Technologies Bhd.	399,000	292,394
#	Axiata Group Bhd.	12,317,135	5,994,680
#	Bank Islam Malaysia Bhd.	5,451,559	3,097,300
	Batu Kawan Bhd.	403,050	1,767,909
#*	Berjaya Assets Bhd.	1,232,400	86,473
#*	Berjaya Corp. Bhd.	23,909,801	1,633,674
#*	Berjaya Food Bhd.	3,571,919	261,041
#*	Berjaya Land Bhd.	3,912,500	263,128
#*	Bermaz Auto Bhd.	4,702,600	1,144,567
	Beshom Holdings Bhd.	1,295,622	216,973
#	British American Tobacco Malaysia Bhd.	675,600	1,010,287
*	Bumi Armada Bhd.	21,790,350	2,476,273
#	Bursa Malaysia Bhd.	2,920,500	5,002,361
	Cahya Mata Sarawak Bhd.	3,949,300	862,118
#	Cape Ems Bhd.	1,960,100	111,497
	Carlsberg Brewery Malaysia Bhd.	789,400	3,455,312
#	CB Industrial Product Holding Bhd.	2,850,220	712,457
	CCK Consolidated Holdings Bhd.	180,700	54,805
	CelcomDigi Bhd.	6,783,620	6,010,779
*	Chin Hin Group Bhd.	202,000	95,775
	CIMB Group Holdings Bhd.	15,166,848	25,054,181
#	Coastal Contracts Bhd.	1,119,200	357,380
#	Crescendo Corp. Bhd.	240,600	64,756
#	CSC Steel Holdings Bhd.	1,264,100	334,424
#	CTOS Digital Bhd.	3,302,200	757,482
#*	Cypark Resources Bhd.	744,550	136,178
#	D&O Green Technologies Bhd.	3,125,200	942,250

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Dayang Enterprise Holdings Bhd.	4,149,863	$1,656,689
	Dialog Group Bhd.	5,898,184	1,997,240
#	DRB-Hicom Bhd.	5,961,200	1,153,707
#	Duopharma Biotech Bhd.	1,370,151	383,962
	Dutch Lady Milk Industries Bhd.	102,000	661,871
	DXN Holdings Bhd.	672,400	80,364
#	Eastern & Oriental Bhd.	5,106,400	934,677
#	Eco World Development Group Bhd.	6,896,800	3,007,462
#*	Ecofirst Consolidated Bhd.	1,552,400	143,853
	EG Industries Bhd.	113,400	27,100
#*	Ekovest Bhd.	12,891,850	926,594
	Farm Fresh Bhd.	4,060,800	1,723,500
#	FGV Holdings Bhd.	919,100	232,424
#	Formosa Prosonic Industries Bhd.	831,600	433,767
	Fraser & Neave Holdings Bhd.	378,200	2,368,273
#	Frontken Corp. Bhd.	6,583,500	5,356,931
*	Gadang Holdings Bhd.	2,291,200	138,249
#	Gamuda Bhd.	6,339,185	6,245,795
	Gas Malaysia Bhd.	1,135,800	1,112,778
#	Genting Bhd.	8,886,200	6,597,055
#	Genting Malaysia Bhd.	11,014,000	4,380,415
	Genting Plantations Bhd.	1,071,600	1,200,399
#	Globetronics Technology Bhd.	2,910,945	321,030
*	Greatech Technology Bhd.	1,285,100	434,288
#	Guan Chong Bhd.	1,030,800	808,151
#	HAP Seng Consolidated Bhd.	4,225,140	2,706,027
#	Hap Seng Plantations Holdings Bhd.	1,673,800	749,144
#	Hartalega Holdings Bhd.	3,925,600	2,030,013
	Heineken Malaysia Bhd.	639,900	3,910,725
#*	HeiTech Padu Bhd.	270,100	135,460
#*	Hengyuan Refining Co. Bhd.	966,400	356,157
#	Hextar Global Bhd.	1,097,100	231,767
	Hextar Industries Bhd.	103,000	9,596

		Shares	Value»
MALAYSIA — (Continued)
#	Hiap Teck Venture Bhd.	9,681,400	$628,459
#	Hibiscus Petroleum Bhd.	5,221,940	1,877,188
	Hong Leong Bank Bhd.	509,765	2,362,819
	Hong Leong Financial Group Bhd.	1,079,598	4,296,536
	Hong Leong Industries Bhd.	500,000	1,572,866
#	Hume Cement Industries Bhd.	232,600	145,302
#	Hup Seng Industries Bhd.	2,153,000	519,107
	IGB Bhd.	735,738	463,872
#	IHH Healthcare Bhd.	2,116,900	3,392,825
	IJM Corp. Bhd.	7,575,426	3,990,023
	Inari Amertron Bhd.	6,409,332	2,861,903
#	Insas Bhd.	4,362,802	917,179
#	IOI Corp. Bhd.	4,478,177	3,796,246
#	IOI Properties Group Bhd.	5,399,419	2,292,219
	Iris Corp. Bhd.	220,600	15,393
#*	Iskandar Waterfront City Bhd.	3,114,600	264,122
#	ITMAX SYSTEM Bhd.	567,200	485,997
#	JAKS Resources Bhd.	12,700,360	281,833
#	Jaya Tiasa Holdings Bhd.	5,527,339	1,409,446
*	JCY International Bhd.	2,114,700	177,099
	Keck Seng Malaysia Bhd.	481,400	592,944
#	Kelington Group Bhd.	2,182,300	1,706,846
	Kenanga Investment Bank Bhd.	2,821,700	591,173
	Kerjaya Prospek Group Bhd.	1,755,287	810,505
#	Kim Loong Resources Bhd.	1,387,760	713,841
*	KNM Group Bhd.	15,379,881	142,240
#	Kossan Rubber Industries Bhd.	6,590,100	2,798,476
	KPJ Healthcare Bhd.	7,972,500	5,314,683
#	Kretam Holdings Bhd.	4,777,400	552,821
#*	KSL Holdings Bhd.	2,078,500	749,978
#	Kuala Lumpur Kepong Bhd.	1,110,785	5,053,939
	Kumpulan Fima Bhd..	709,900	375,000
#	Lagenda Properties Bhd.	1,920,800	525,785
	Land & General Bhd.	12,991,220	317,835
#	LBS Bina Group Bhd.	5,947,093	689,014

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Leong Hup International Bhd.	7,905,700	$1,145,044
#	Lii Hen Industries Bhd.	2,192,000	246,154
#*Ω	Lotte Chemical Titan Holding Bhd.	2,882,475	294,464
	LPI Capital Bhd.	655,440	2,178,556
#	Magni-Tech Industries Bhd.	1,388,700	683,480
#	Magnum Bhd.	4,517,362	1,304,052
	Mah Sing Group Bhd.	9,773,551	2,648,483
#	Malakoff Corp. Bhd.	8,503,100	1,569,759
#	Malayan Banking Bhd.	7,849,450	18,189,586
#	Malayan Cement Bhd.	106,700	123,652
#	Malayan Flour Mills Bhd.	5,235,400	612,236
#	Malaysia Smelting Corp. Bhd.	1,113,100	640,464
#	Malaysian Pacific Industries Bhd.	461,625	2,007,587
#	Malaysian Resources Corp. Bhd.	12,935,257	1,381,632
#	Matrix Concepts Holdings Bhd.	9,406,357	3,100,514
	Maxis Bhd.	4,550,215	3,912,369
#	MBM Resources Bhd.	905,810	1,197,253
#	MBSB Bhd.	13,518,567	2,242,284
	Media Prima Bhd.	132,900	12,007
	Mega First Corp. Bhd.	3,697,000	3,398,092
	Mi Technovation Bhd.	642,500	277,556
	MISC Bhd.	2,304,360	4,006,983
	MKH Bhd.	2,772,375	656,634
#	MKH Oil Palm East Kalimantan Bhd.	222,984	32,056
#	MNRB Holdings Bhd.	3,755,754	1,769,314
#Ω	Mr. DIY Group M Bhd.	6,347,200	2,474,583
*	Muhibbah Engineering M Bhd.	3,089,550	438,482
	My EG Services Bhd.	20,168,467	4,205,174
#	Nationgate Holdings Bhd.	666,100	210,756
#	Nestle Malaysia Bhd.	76,400	1,539,667
#	NEXG Bhd.	3,233,700	259,025
	Notion VTEC Bhd.	858,500	133,718
††	Nylex Malaysia Bhd.	20,250	211
#	OCK Group Bhd.	2,962,200	292,024
#	Oriental Holdings Bhd.	1,111,240	1,799,136
#	OSK Holdings Bhd.	7,618,967	3,006,280
#	PA Resources Bhd.	1,808,900	81,749

		Shares	Value»
MALAYSIA — (Continued)
	Padini Holdings Bhd.	3,537,000	$1,712,083
	Panasonic Manufacturing Malaysia Bhd.	62,900	196,881
	Pantech Group Holdings Bhd.	3,414,831	578,085
#	Paramount Corp. Bhd.	1,893,175	460,929
	PBA Holdings Bhd.	116,800	55,586
	Pecca Group Bhd.	1,237,300	421,800
#	Perak Transit Bhd.	4,463,799	739,882
#	Petron Malaysia Refining & Marketing Bhd.	613,600	467,579
#	Petronas Chemicals Group Bhd.	3,524,100	3,007,015
#	Petronas Dagangan Bhd.	677,900	3,100,527
	Petronas Gas Bhd.	1,182,308	4,793,352
	Power Root Bhd.	347,300	112,767
	PPB Group Bhd.	1,526,040	4,397,045
#	Press Metal Aluminium Holdings Bhd.	6,437,360	7,316,499
	Public Bank Bhd.	25,473,055	26,406,732
	QES Group Bhd.	944,400	86,614
#	QL Resources Bhd.	5,279,995	5,873,176
#*	Ranhill Utilities Bhd.	2,267,658	656,641
#	RCE Capital Bhd.	2,660,300	809,356
#	REDtone Digital Bhd.	1,368,000	184,126
#	RGB International Bhd.	3,818,100	302,423
#	RHB Bank Bhd.	5,531,358	8,531,911
#	Sam Engineering & Equipment M Bhd.	754,500	580,942
*	Sapura Energy Bhd.	40,752,188	375,421
#	Sarawak Oil Palms Bhd.	2,438,737	1,709,050
	Scientex Bhd.	4,615,184	3,742,397
#	SD Guthrie Bhd.	5,308,361	5,837,823
	SFP Tech Holdings Bhd.	1,102,200	53,738
#	Shangri-La Hotels Malaysia Bhd.	253,500	102,255
	Sime Darby Bhd.	11,328,987	5,459,750
#	Sime Darby Property Bhd.	11,876,887	3,411,273
	SKP Resources Bhd..	6,792,525	1,402,319
#*	Solarvest Holdings Bhd.	1,778,000	688,030
	Southern Cable Group Bhd.	849,200	221,056
	SP Setia Bhd. Group	7,376,259	1,878,549
#	Sports Toto Bhd.	4,271,173	1,362,447

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Sunway Bhd.	2,984,090	$3,145,568
#	Sunway Construction Group Bhd.	1,763,819	1,823,791
#*	Supermax Corp. Bhd.	5,279,039	974,263
#	Suria Capital Holdings Bhd.	413,380	150,063
#	Syarikat Takaful Malaysia Keluarga Bhd.	2,761,175	2,280,840
#	Ta Ann Holdings Bhd.	2,019,023	1,863,892
#	Taliworks Corp. Bhd.	2,377,766	355,974
#	TASCO Bhd.	858,600	104,435
	Telekom Malaysia Bhd.	2,458,828	3,875,075
#	Tenaga Nasional Bhd.	3,542,681	11,393,757
	Teo Seng Capital Bhd.	103,300	24,428
	Thong Guan Industries Bhd.	1,574,800	421,078
#	TIME dotCom Bhd.	4,169,280	4,976,136
*	Top Glove Corp. Bhd.	11,675,160	2,379,877
#*	Tropicana Corp. Bhd.	5,039,732	1,381,798
#	TSH Resources Bhd.	3,499,650	884,677
#	Uchi Technologies Bhd.	1,688,440	1,206,746
	UEM Sunrise Bhd.	8,838,445	1,474,210
#	Unisem M Bhd.	1,005,100	461,956
	United Malacca Bhd.	226,150	264,647
#	United Plantations Bhd.	714,900	3,795,267
#	UOA Development Bhd.	8,121,100	3,167,517
	Uzma Bhd.	1,436,933	136,682
#	Velesto Energy Bhd.	29,005,192	1,042,567
	ViTrox Corp. Bhd.	1,946,700	1,412,345
	VS Industry Bhd.	10,911,300	1,988,767
#	Wasco Bhd.	1,416,900	302,618
#*	WCT Holdings Bhd.	5,517,840	846,971
#	Wellcall Holdings Bhd.	2,974,850	1,030,397
#	Westports Holdings Bhd.	3,119,100	3,072,934
#	Yinson Holdings Bhd.	7,585,463	3,287,733
*	YNH Property Bhd.	2,740,793	241,765
#	YTL Corp. Bhd.	12,480,494	5,550,618
#	YTL Power International Bhd.	3,394,387	2,688,989

TOTAL MALAYSIA			426,540,336

MEXICO — (2.1%)
	Alfa SAB de CV, Class A	31,592,286	22,924,363
#	Alpek SAB de CV	3,673,514	1,858,252
#	Alsea SAB de CV	3,134,024	7,027,003

		Shares	Value»
MEXICO — (Continued)
	America Movil SAB de CV (2228390D US), ADR	2,718,240	$46,862,457
	Arca Continental SAB de CV	1,041,769	10,971,497
#*	Axtel SAB de CV	8,540,367	875,354
Ω	Banco del Bajio SA	5,195,597	12,468,055
#	Becle SAB de CV	866,993	1,002,255
	Bolsa Mexicana de Valores SAB de CV	2,864,652	6,035,921
	Cemex SAB de CV (CEMEXCPO MM)	1,651,158	1,021,318
	Cemex SAB de CV (CX US), Sponsored ADR	3,600,262	22,213,618
*	Cia Minera Autlan SAB de CV	14,731	4,297
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	81,220	7,645,239
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	338,569	3,192,067
*	Consorcio ARA SAB de CV	8,643,162	1,480,892
#*	Controladora Alpek SAB de CV	31,592,286	4,961,844
*	Controladora AXTEL SAB de CV	27,388,079	891,033
*	Controladora Vuela Cia de Aviacion SAB de CV (VLRS US), ADR	270,308	994,733
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	1,040,862	388,522
	Corp. Actinver SAB de CV	61,598	58,110
#	Corp. Inmobiliaria Vesta SAB de CV	3,245,004	8,872,651
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	222,600	382,531
	Corp. Moctezuma SAB de CV	213,875	894,849
	Corporativo Fragua SAB de CV	2,566	65,424
	Cydsa SAB de CV	6,129	5,938
*	Dine SAB de CV	7,300	8,003

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	El Puerto de Liverpool SAB de CV, Class C1	526,038	$2,422,503
#*††	Empresas ICA SAB de CV	4,691,828	0
*	Financiera Independencia SAB de CV SOFOM ENR	122,895	51,858
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	534,206	5,616,784
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	66,202	6,971,733
	GCC SAB de CV	1,071,304	9,001,783
	Genomma Lab Internacional SAB de CV, Class B	5,093,380	5,952,947
	Gentera SAB de CV	9,230,595	16,093,116
	Gruma SAB de CV, Class B	913,433	17,404,158
	Grupo Aeroportuario del Centro Norte SAB de CV	1,482,286	16,310,777
#	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	979,586	19,849,972
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	27,293	5,608,984
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	7,751	2,453,502
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	383,246	12,102,330
#	Grupo Bimbo SAB de CV	3,507,902	10,673,696
	Grupo Carso SAB de CV	1,926,393	13,396,980
#	Grupo Comercial Chedraui SA de CV	2,372,508	15,325,938
	Grupo Elektra SAB de CV	59,487	1,061,699
	Grupo Financiero Banorte SAB de CV, Class O	5,816,080	49,869,905

		Shares	Value»
MEXICO — (Continued)
*	Grupo Financiero Inbursa SAB de CV, Class O	5,362,667	$13,785,066
*	Grupo Gigante SAB de CV	41,000	58,122
	Grupo Herdez SAB de CV	1,704,446	4,858,547
*	Grupo Hotelero Santa Fe SAB de CV	306,056	58,681
	Grupo Industrial Saltillo SAB de CV	320,237	293,938
	Grupo Mexico SAB de CV	7,525,347	39,049,454
*	Grupo Pochteca SAB de CV	386,111	117,937
#	Grupo Rotoplas SAB de CV	714,409	441,531
*	Grupo Simec SAB de CV (SIM US), Sponsored ADR	5,555	156,679
#*	Grupo Simec SAB de CV (SIMECB MM)	1,299,357	11,787,339
#	Grupo Televisa SAB (TLEVICPO MM)	2,737,347	996,642
	Grupo Televisa SAB (TV US), Sponsored ADR	1,878,081	3,418,107
#*Ω	Grupo Traxion SAB de CV	611,596	513,653
*	Industrias CH SAB de CV	1,742,357	15,637,278
*	Industrias Penoles SAB de CV	655,155	13,129,159
	Kimberly-Clark de Mexico SAB de CV, Class A	5,839,206	10,272,691
	KUO SAB de CV	271,325	588,017
#	La Comer SAB de CV	4,964,097	9,292,573
	Megacable Holdings SAB de CV	5,071,691	12,336,231
*	Minera Frisco SAB de CV, Class A1	5,848,090	1,010,939
*Ω	Nemak SAB de CV	15,152,868	2,209,898
#*	Ollamani SAB	136,867	328,584
#	Orbia Advance Corp. SAB de CV	6,334,966	4,277,043
	Organizacion Cultiba SAB de CV	194,351	110,998
*	Organizacion Soriana SAB de CV, Class B	3,346,930	4,437,428

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Promotora de Hoteles Norte 19 SAB De CV	2,213,204	$532,690
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	1,230,572	13,769,379
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	30,873	270,781
#	Qualitas Controladora SAB de CV	948,790	10,496,417
	Regional SAB de CV	1,985,459	13,961,643
#*	Sitios Latinoamerica SAB de CV	1,445,895	249,947
*	Vista Energy SAB de CV (VIST US), ADR	68,859	3,110,361
*	Vitro SAB de CV	423,313	147,972
	Wal-Mart de Mexico SAB de CV	6,537,662	20,712,625

TOTAL MEXICO			585,693,241

NETHERLANDS — (0.1%)
	NEPI Rockcastle NV	1,494,023	11,459,662
#	Pepco Group NV	295,648	1,399,055

TOTAL NETHERLANDS			12,858,717

PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	39,716	218,330
	Cia de Minas Buenaventura SAA, ADR	157,251	2,226,674
	Credicorp Ltd.	122,890	24,847,129
*††	Fossal SAA, ADR	18	14
	Intercorp Financial Services, Inc.	9,334	316,143

TOTAL PERU			27,608,290

PHILIPPINES — (0.6%)
*	8990 Holdings, Inc.	697,800	109,593
	A Soriano Corp.	818,000	202,947
	Aboitiz Equity Ventures, Inc.	3,324,490	1,933,814
	Aboitiz Power Corp.	3,924,100	2,618,734
	ACEN Corp.	13,018,967	622,339
*††	ACR Mining Corp.	11,905	0

		Shares	Value»
PHILIPPINES — (Continued)
	Alliance Global Group, Inc.	22,418,794	$2,459,649
	Apex Mining Co., Inc.	15,588,000	1,874,685
*	Atlas Consolidated Mining & Development Corp.	4,306,100	331,449
	Ayala Corp.	376,380	4,040,041
	Ayala Land, Inc.	7,824,970	3,510,276
*	AyalaLand Logistics Holdings Corp.	4,662,200	122,021
	Bank of the Philippine Islands	3,967,976	9,949,004
	BDO Unibank, Inc.	6,658,805	19,111,161
	Belle Corp.	27,703,700	718,310
	Bloomberry Resorts Corp.	21,929,800	1,339,574
*	Cebu Air, Inc.	1,887,740	1,168,296
	Century Pacific Food, Inc.	6,268,750	4,278,298
	China Banking Corp.	2,559,090	4,169,104
	COL Financial Group, Inc.	1,671,250	46,834
	Converge Information & Communications Technology Solutions, Inc.	10,154,300	3,469,180
	Cosco Capital, Inc.	15,486,600	1,636,428
	D&L Industries, Inc.	13,229,200	1,349,156
	DigiPlus Interactive Corp.	567,500	404,970
*	DITO CME Holdings Corp.	17,732,900	430,685
	DMCI Holdings, Inc.	26,053,200	4,947,035
	DoubleDragon Corp.	4,336,690	756,666
	East West Banking Corp.	5,848,850	1,154,243
	Emperador, Inc.	3,708,300	867,817
	Filinvest Development Corp.	116,500	9,347
	Filinvest Land, Inc.	66,853,446	933,249
	Filinvest REIT Corp.	16,833,037	957,977
	First Philippine Holdings Corp.	2,595,920	2,717,813
	Ginebra San Miguel, Inc.	20,830	106,632
*	Global Ferronickel Holdings, Inc.	16,720,756	331,890
	Globe Telecom, Inc.	98,444	3,421,004
	GT Capital Holdings, Inc.	474,242	4,155,959
	International Container Terminal Services, Inc.	2,174,422	13,299,159

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	JG Summit Holdings, Inc.	5,060,676	$1,537,759
	Jollibee Foods Corp.	1,266,257	5,201,249
	Keepers Holdings, Inc.	641,000	31,508
	LT Group, Inc.	13,071,700	2,781,940
	MacroAsia Corp.	1,262,396	86,285
	Manila Electric Co.	450,520	4,597,876
	Manila Water Co., Inc.	9,410,200	5,746,491
*	Megawide Construction Corp.	1,507,270	56,954
	Megaworld Corp.	56,789,300	1,812,793
	Metropolitan Bank & Trust Co.	5,602,829	7,718,764
Ω	Monde Nissin Corp.	837,500	116,603
	Nickel Asia Corp.	26,122,540	1,190,906
	Petron Corp.	22,616,000	951,198
	Philcomsat Holdings Corp.	410,332	785,843
	Philex Mining Corp.	7,112,350	850,642
	Philippine National Bank	2,711,566	2,331,021
	Philippine Seven Corp.	212,040	201,873
	Philippine Stock Exchange, Inc.	84,552	287,280
*††	Philtown Properties, Inc.	16,675	0
*††	Phoenix Petroleum Philippines, Inc.	2,516,870	35,147
	PLDT, Inc. (PHI US), Sponsored ADR	117,883	2,766,714
	PLDT, Inc. (TEL PM)	76,845	1,790,221
	Puregold Price Club, Inc.	7,194,280	4,112,796
*	PXP Energy Corp.	363,200	14,635
	RFM Corp.	6,096,300	454,637
	Rizal Commercial Banking Corp.	2,919,464	1,366,913
	Robinsons Land Corp.	18,076,418	3,780,677
	Robinsons Retail Holdings, Inc.	1,838,320	1,289,630
	San Miguel Corp.	3,376,110	4,745,215
	Security Bank Corp.	2,116,178	2,517,971
	Semirara Mining & Power Corp.	4,759,000	2,897,644
	Shakey’s Pizza Asia Ventures, Inc.	366,600	50,863
*	Shell Pilipinas Corp.	1,919,540	178,863
	SM Investments Corp.	155,720	2,424,010

		Shares	Value»
PHILIPPINES — (Continued)
	SM Prime Holdings, Inc.	8,148,290	$3,556,952
	SSI Group, Inc.	302,000	17,086
	STI Education Systems Holdings, Inc.	1,430,000	34,117
	Synergy Grid & Development Phils, Inc.	3,227,000	664,807
*	Top Frontier Investment Holdings, Inc.	155,417	152,903
	Union Bank of the Philippines	3,664,942	2,119,291
	Universal Robina Corp.	2,832,660	4,196,258
	Vista Land & Lifescapes, Inc.	54,816,800	1,637,766
	Vistamalls, Inc.	155,800	4,199
	Wilcon Depot, Inc.	6,753,100	824,674

TOTAL PHILIPPINES			177,476,313

POLAND — (1.3%)
#*	11 bit studios SA	5,440	315,275
	AB SA	9,484	255,954
#*	Action SA	36,084	200,896
*	Agora SA	261,596	685,818
	Alior Bank SA	760,657	20,612,161
	Amica SA	29,857	490,622
	Apator SA	72,751	356,950
#	Arctic Paper SA	132,265	536,628
	ASBISc Enterprises PLC	298,919	2,064,552
	Asseco Poland SA	262,383	10,834,436
	Asseco South Eastern Europe SA	16,316	260,234
#	Auto Partner SA	281,361	1,482,736
#	Bank Handlowy w Warszawie SA	148,569	4,633,775
*	Bank Millennium SA	2,993,668	11,580,690
#*	Bank Ochrony Srodowiska SA	121,413	359,172
	Bank Polska Kasa Opieki SA	499,709	25,046,227
	Benefit Systems SA	6,578	5,663,920
#*	Bioton SA	193,900	192,238
#	BNPP Bank Polska SA	2,048	57,314
#	Boryszew SA	1,581,311	2,554,171
#	Budimex SA	66,681	11,207,735
*	CCC SA	133,149	7,699,052
	CD Projekt SA	68,074	4,215,153
#	Celon Pharma SA	49,619	340,821
#*	CI Games SA	878,942	411,905

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
#*	Cognor Holding SA	736,787	$1,445,872
	Cyber Folks SA	26,581	1,090,293
#*	Cyfrowy Polsat SA	630,511	3,092,249
#*	Datawalk SA	1,468	32,580
	Develia SA	1,508,135	2,988,694
*Ω	Dino Polska SA	80,300	11,257,045
	Dom Development SA	41,143	2,396,623
*	Echo Investment SA	23,210	28,393
	Elektrotim SA	8,867	121,602
*	Enea SA	1,930,898	7,307,748
#	Eurocash SA	470,794	1,380,257
*	Fabryki Mebli Forte SA	103,961	719,736
#	Globe Trade Centre SA	254,305	271,206
#*	Grupa Azoty SA	345,091	1,893,529
	Grupa Kety SA	64,686	14,812,676
	Grupa Pracuj SA	8,798	140,504
	ING Bank Slaski SA	86,700	7,527,750
#	Inter Cars SA	33,725	5,093,997
#*	Jastrzebska Spolka Weglowa SA	526,457	3,372,008
	KGHM Polska Miedz SA	318,362	10,162,903
	KRUK SA	93,438	9,912,179
*	Lentex SA	22,077	43,495
	LPP SA	2,841	11,627,512
*	Lubawa SA	24,192	63,858
#	Lubelski Wegiel Bogdanka SA	87,796	506,383
*	mBank SA	33,114	7,215,024
	Mirbud SA	502,567	1,885,621
	Mo-BRUK SA	14,849	1,148,507
#*	Mostostal Zabrze SA	86,076	131,143
	Neuca SA	6,917	1,302,274
	Newag SA	511	8,958
#	Onde SA	5,966	17,048
	Orange Polska SA	2,099,807	5,395,335
	ORLEN SA	1,830,608	33,057,752
*	PGE Polska Grupa Energetyczna SA	2,140,408	4,674,891
*	PKP Cargo SA	210,403	887,305
	PlayWay SA	5,070	408,838
*	Polimex-Mostostal SA	524,213	543,909
	Powszechna Kasa Oszczednosci Bank Polski SA	992,246	19,076,847
	Powszechny Zaklad Ubezpieczen SA	1,477,164	23,044,940
	Santander Bank Polska SA	53,494	8,227,841
*	Selvita SA	15,027	132,123
#	Stalexport Autostrady SA	1,082,020	858,303

		Shares	Value»
POLAND — (Continued)
	Synektik SA	32,614	$1,955,049
*	Tauron Polska Energia SA	7,222,221	11,334,745
*	TEN Square Games SA	3,404	86,089
#	Text SA	64,197	919,896
	Torpol SA	56,565	593,480
	Unimot SA	11,459	476,757
#	Votum SA	10,633	115,536
	Voxel SA	1,850	70,748
	VRG SA	1,259,078	1,234,638
#	Warsaw Stock Exchange	122,584	1,556,602
	Wawel SA	149	24,682
	Wirtualna Polska Holding SA	32,887	781,493
#Ω	XTB SA	428,609	9,311,979
#*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	14,117	195,856
*	Zespol Elektrowni Patnow Adamow Konin SA	80,044	397,999

TOTAL POLAND			346,419,735

QATAR — (0.8%)
	Aamal Co.	11,461,524	2,614,008
	Al Khaleej Takaful Group QSC	1,500,409	985,469
	Al Meera Consumer Goods Co. QSC	606,268	2,424,777
	Al Rayan Bank	12,713,582	7,806,667
	Alijarah Holding Co. QPSC	2,527,464	503,715
	Baladna	7,064,060	2,352,933
	Barwa Real Estate Co.	9,434,275	7,259,971
	Commercial Bank PSQC	5,746,265	6,793,689
*	Dlala Brokerage & Investments Holding Co. QSC	79,702	22,356
	Doha Bank QPSC	13,372,005	8,671,552
	Doha Insurance Co. QSC	690,437	468,917
*	Estithmar Holding QPSC	5,942,026	4,488,447
	Gulf International Services QSC	8,881,865	7,522,571
	Gulf Warehousing Co.	2,903,949	2,349,669
	Industries Qatar QSC	936,261	3,229,324

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Lesha Bank LLC	7,077,781	$2,692,305
	Mannai Corp. QSC	969,758	959,583
*	Mazaya Real Estate Development QPSC	4,178,768	688,215
	Medicare Group	1,456,853	1,830,636
	Mesaieed Petrochemical Holding Co.	6,344,631	2,456,480
	Ooredoo QPSC	3,111,870	11,086,561
	Qatar Aluminum Manufacturing Co.	16,989,782	5,987,697
	Qatar Electricity & Water Co. QSC	1,288,179	5,407,501
	Qatar Fuel QSC	998,858	4,115,125
	Qatar Gas Transport Co. Ltd.	10,909,954	13,716,614
	Qatar Industrial Manufacturing Co. QSC	751,179	519,470
	Qatar Insurance Co. SAQ	3,550,467	1,898,242
	Qatar International Islamic Bank QSC	2,019,030	5,884,461
	Qatar Islamic Bank QPSC	1,687,213	9,786,006
	Qatar Islamic Insurance Group	307,190	705,284
	Qatar National Bank QPSC	13,164,893	60,380,910
	Qatar National Cement Co. QSC	1,477,876	1,392,513
	Qatar Navigation QSC	2,473,630	7,534,821
	QLM Life & Medical Insurance Co. WLL	226,069	120,612
	Salam International Investment Ltd. QSC	7,618,617	1,381,889
	United Development Co. QSC	11,850,761	3,359,595
	Vodafone Qatar QSC	17,306,239	11,213,597
*	Widam Food Co.	573,788	332,458
	Zad Holding Co.	102,347	400,488

TOTAL QATAR			211,345,128

RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	4,286,740	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	226,212	0

		Shares	Value»
RUSSIA — (Continued)
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	604,713	$0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	108	0
*††	Mechel PJSC, Sponsored ADR	137,371	0
*††	PhosAgro PJSC	1,846	0
*††	Polyus PJSC (PLZL LI), GDR	30,972	0
*††	RusHydro PJSC (HYDR LI), ADR	4,493,667	0
*††	RusHydro PJSC (RSHYY US), ADR	556	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	3,144,384	0
*††	Severstal PAO (SVJTY US), GDR	1,124	0
*††	Severstal PAO (SVST LI), GDR	284,906	0
*††	VTB Bank PJSC (VTBR LI), GDR	7,638,337	0

SAUDI ARABIA — (3.7%)
	Abdullah Al Othaim Markets Co.	3,034,779	7,300,061
	ACWA Power Co.	110,661	9,489,358
	Ades Holding Co.	195,384	788,783
*	Advanced Petrochemical Co.	538,382	4,322,942
	Al Babtain Power & Telecommunication Co.	369,351	4,674,595
	Al Hammadi Holding	451,802	4,833,520
*	Al Hassan Ghazi Ibrahim Shaker Co.	224,179	1,842,518
	Al Jouf Agricultural Development Co.	130,143	1,646,561
*	Al Jouf Cement Co.	450,462	1,186,053
*	Al Khaleej Training & Education Co.	310,280	2,312,539
	Al Moammar Information Systems Co.	33,464	1,174,904
	Al Rajhi Bank	3,883,026	100,873,042
*	Al Rajhi Co. for Co-operative Insurance	75,017	2,623,064
	Al Yamamah Steel Industries Co.	238,552	2,218,017

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Alamar Foods	75,418	$1,359,306
	Alandalus Property Co.	298,390	1,733,917
	Alaseel Co.	1,506,449	1,616,790
	Al-Dawaa Medical Services Co.	37,515	844,841
	Aldrees Petroleum & Transport Services Co.	311,860	11,462,241
	Al-Etihad Cooperative Insurance Co.	246,718	998,842
	Alinma Bank	2,988,217	23,144,541
	AlJazira Takaful Ta’awuni Co.	323,549	1,209,930
*	AlKhorayef Water & Power Technologies Co.	81,969	3,541,127
*	Allianz Saudi Fransi Cooperative Insurance Co.	206,817	948,442
	Almarai Co. JSC	1,680,965	23,678,130
	Almawarid Manpower Co.	14,734	597,497
	Almunajem Foods Co.	104,725	2,304,700
*	Alujain Corp.	246,153	2,469,248
*	Amlak International Finance Co.	80,356	265,095
*	Anaam International Holding Group Co.	14,174	66,725
	Arab National Bank	1,695,357	9,724,455
*	Arabia Insurance Cooperative Co.	46,873	156,317
	Arabian Cement Co.	382,705	2,593,525
Ω	Arabian Centres Co.	737,553	3,895,170
	Arabian Contracting Services Co.	101,829	3,580,491
	Arabian Drilling Co.	187,724	4,326,370
	Arabian Internet & Communications Services Co.	95,052	7,273,334
*	Arabian Pipes Co.	417,020	1,027,366
*	Arabian Shield Cooperative Insurance Co.	208,362	981,355
	Arriyadh Development Co.	775,674	7,096,006
*	ARTEX Industrial Investment Co.	244,918	871,728
	Astra Industrial Group Co.	227,972	9,088,333
	Ataa Educational Co.	50,258	891,015

		Shares	Value»
SAUDI ARABIA — (Continued)
*	BAAN Holding Group Co.	1,525,313	$884,771
	Bank AlBilad	2,177,037	16,823,786
*	Bank Al-Jazira	3,500,288	12,617,082
	Banque Saudi Fransi	1,762,232	8,632,007
*	Basic Chemical Industries Ltd.	119,467	900,308
	Bawan Co.	295,171	4,340,791
	BinDawood Holding Co.	1,286,497	2,167,619
	Bupa Arabia for Cooperative Insurance Co.	236,964	10,623,477
*	Buruj Cooperative Insurance Co.	11,000	59,295
	Catrion Catering Holding Co.	292,360	9,182,429
*	Chubb Arabia Cooperative Insurance Co.	96,742	1,084,469
	City Cement Co.	570,014	3,078,669
	Co for Cooperative Insurance	210,906	7,818,709
	Dallah Healthcare Co.	149,879	4,879,196
*	Dar Al Arkan Real Estate Development Co.	3,272,403	19,110,998
	Dr. Sulaiman Al Habib Medical Services Group Co.	225,018	17,176,641
	East Pipes Integrated Co for Industry	66,702	2,398,620
	Eastern Province Cement Co.	386,154	3,460,543
	Electrical Industries Co.	4,858,252	9,230,832
	Elm Co.	8,706	2,409,137
*	Emaar Economic City	1,485,621	6,028,061
	Etihad Etisalat Co.	2,662,404	44,601,622
	First Milling Co.	16,387	256,644
*	Fitaihi Holding Group	1,173,695	1,259,481
	Gulf Insurance Group	235,145	1,624,928
*	Gulf Union Cooperative Insurance Co.	279,309	1,059,603
*	Herfy Food Services Co.	182,422	1,193,588
	Jamjoom Pharmaceuticals Factory Co.	41,781	1,931,574
	Jarir Marketing Co.	2,283,415	7,689,643
*	Jazan Development & Investment Co.	66,589	206,960

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	L’Azurde Co. for Jewelry	202,570	$712,787
	Leejam Sports Co. JSC	163,004	6,093,079
*	Liva Insurance Co.	64,273	257,389
*	Lumi Rental Co.	20,528	337,974
*	Malath Cooperative Insurance Co.	85,249	315,934
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	371,809	2,222,389
*	Methanol Chemicals Co.	209,977	697,662
*	Middle East Healthcare Co.	292,858	5,437,227
*	Middle East Paper Co.	291,268	2,170,562
*	Middle East Specialized Cables Co.	170,077	1,609,501
	Mobile Telecommunications Co. Saudi Arabia	5,290,605	18,004,795
	Mouwasat Medical Services Co.	305,500	5,913,789
	Nahdi Medical Co.	128,849	3,902,956
*	Najran Cement Co.	659,158	1,487,992
*	National Agriculture Development Co.	1,104,538	6,555,178
	National Co. for Glass Industries	135,051	1,636,947
	National Co. for Learning & Education	57,688	2,410,897
	National Gas & Industrialization Co.	161,521	3,814,120
*	National Gypsum	111,143	610,983
*	National Industrialization Co.	2,546,301	6,273,173
	National Medical Care Co.	97,572	3,881,995
	Nayifat Finance Co.	221,509	756,738
	Northern Region Cement Co.	749,399	1,727,269
*	Perfect Presentation For Commercial Services Co.	395,583	1,319,639
	Power & Water Utility Co. for Jubail & Yanbu	67,112	783,260
	Qassim Cement Co.	319,958	4,505,175

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Rabigh Refining & Petrochemical Co.	1,418,806	$2,693,984
	Retal Urban Development Co.	1,157,360	5,207,583
	Riyad Bank	3,508,261	28,800,230
	Riyadh Cables Group Co.	114,535	3,886,067
	Riyadh Cement Co.	152,370	1,378,368
	SABIC Agri-Nutrients Co.	743,299	19,580,424
	Sahara International Petrochemical Co.	1,313,196	6,656,657
	SAL Saudi Logistics Services	43,713	2,130,404
*	Saudi Arabian Amiantit Co.	108,909	674,759
*	Saudi Arabian Cooperative Insurance Co.	32,131	132,858
*	Saudi Arabian Mining Co.	2,037,951	27,777,993
Ω	Saudi Arabian Oil Co.	8,279,408	55,977,060
	Saudi Aramco Base Oil Co.	159,214	4,217,638
	Saudi Automotive Services Co.	283,754	5,000,060
	Saudi Awwal Bank	2,391,467	22,377,923
	Saudi Basic Industries Corp.	1,250,991	20,341,940
	Saudi Cement Co.	549,722	6,746,737
*	Saudi Ceramic Co.	483,377	3,630,964
*	Saudi Chemical Co. Holding	2,395,300	5,420,109
	Saudi Electricity Co.	1,553,225	6,202,641
	Saudi Ground Services Co.	10,661	141,771
	Saudi Industrial Investment Group	1,130,997	4,561,733
	Saudi Investment Bank	1,535,103	6,167,494
*	Saudi Kayan Petrochemical Co.	4,059,359	6,245,585
*	Saudi Marketing Co.	138,051	754,488
	Saudi National Bank	4,959,856	47,257,608
	Saudi Paper Manufacturing Co.	124,577	2,274,977
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	317,520	2,158,596
*	Saudi Printing & Packaging Co.	131,139	427,860
*	Saudi Public Transport Co.	613,746	2,691,078

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Real Estate Co.	873,373	$5,385,534
*	Saudi Reinsurance Co.	413,469	5,456,603
*	Saudi Research & Media Group	194,014	8,963,115
	Saudi Steel Pipe Co.	120,786	1,781,075
	Saudi Tadawul Group Holding Co.	65,998	3,233,037
	Saudi Telecom Co.	6,118,051	77,673,341
	Saudia Dairy & Foodstuff Co.	88,424	7,202,357
*	Savola Group	751,456	6,278,189
	Scientific & Medical Equipment House Co.	83,234	889,777
*	Seera Group Holding	1,274,414	8,319,392
*	Shams	834,057	192,211
*	SHL Finance Co.	93,444	500,372
*	Sinad Holding Co.	546,281	1,710,403
	Southern Province Cement Co.	370,813	3,071,101
	Sustained Infrastructure Holding Co.	403,393	3,192,299
	Tabuk Cement Co.	296,363	976,086
*	Takween Advanced Industries Co.	186,431	440,836
	Tanmiah Food Co.	43,126	1,220,036
	Theeb Rent A Car Co.	116,854	2,081,544
*	Umm Al-Qura Cement Co.	306,351	1,469,942
	United Electronics Co.	258,641	6,478,100
	United International Transportation Co.	312,389	6,156,258
	United Wire Factories Co.	95,864	639,235
*	Walaa Cooperative Insurance Co.	567,454	2,877,226
*	Wataniya Insurance Co.	144,628	818,526
	Yamama Cement Co.	795,912	7,722,867
	Yanbu Cement Co.	511,951	2,978,441
	Yanbu National Petrochemical Co.	354,435	3,021,838
	Zahrat Al Waha For Trading Co.	21,489	172,252

TOTAL SAUDI ARABIA			1,031,621,269

SINGAPORE — (0.1%)
Ω	BOC Aviation Ltd.	1,428,500	10,705,713

		Shares	Value»
SINGAPORE — (Continued)
	China XLX Fertiliser Ltd.	5,425,000	$3,122,216
	SIIC Environment Holdings Ltd. (807 HK)	259,000	32,066

TOTAL SINGAPORE			13,859,995

SOUTH AFRICA — (3.1%)
#	Absa Group Ltd.	2,977,304	27,477,307
#	Adcock Ingram Holdings Ltd.	473,218	1,249,398
	Advtech Ltd.	4,509,029	7,505,575
	AECI Ltd.	896,758	4,948,594
#	African Rainbow Minerals Ltd.	846,517	7,097,609
#	Afrimat Ltd.	554,364	1,577,625
#	Alexander Forbes Group Holdings Ltd.	1,456,217	604,468
	Altron Ltd., Class A	390,373	427,055
#	Anglo American Platinum Ltd.	179,740	6,155,014
	Aspen Pharmacare Holdings Ltd.	945,638	6,209,530
	Astral Foods Ltd.	335,750	3,122,280
	AVI Ltd.	2,490,745	12,116,012
	Barloworld Ltd.	1,774,450	10,335,731
	Bid Corp. Ltd.	625,706	15,724,010
	Bidvest Group Ltd.	1,135,276	14,392,323
*	Blue Label Telecoms Ltd.	3,665,341	1,651,918
#*	Brait PLC	12,671,344	1,461,806
	Capitec Bank Holdings Ltd.	131,737	24,451,201
	Cashbuild Ltd.	138,478	1,142,536
	Caxton & CTP Publishers & Printers Ltd.	47,312	30,544
	City Lodge Hotels Ltd.	1,661,297	363,555
	Clicks Group Ltd.	972,762	20,720,304
	Coronation Fund Managers Ltd.	1,444,004	2,962,682
	Curro Holdings Ltd.	744,739	357,941
	DataTec Ltd.	3,779,115	11,762,137
Ω	Dis-Chem Pharmacies Ltd.	2,466,803	4,191,866
	Discovery Ltd.	1,323,431	14,700,240
	DRDGOLD Ltd. (DRD SJ)	1,480,774	2,182,055
	DRDGOLD Ltd. (DRD US), Sponsored ADR	56,108	836,009

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Exxaro Resources Ltd.	1,155,929	$9,463,423
	Famous Brands Ltd.	462,837	1,405,550
	FirstRand Ltd.	9,649,057	37,779,350
	Foschini Group Ltd.	2,926,995	20,392,956
	Gold Fields Ltd. (GFI US), Sponsored ADR	2,558,539	57,669,469
	Grindrod Ltd.	4,606,234	2,874,455
	Harmony Gold Mining Co. Ltd. (HAR SJ)	523,877	8,231,351
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	3,420,798	54,424,896
	Hudaco Industries Ltd.	251,026	2,525,385
*	Impala Platinum Holdings Ltd.	2,588,237	15,392,572
	Investec Ltd.	1,112,953	6,946,033
*	iOCO Ltd.	221,301	35,259
	Italtile Ltd.	1,042,431	543,827
	JSE Ltd.	498,375	3,412,955
*	KAP Ltd.	16,081,858	2,407,388
	Kumba Iron Ore Ltd.	222,284	3,884,017
	Lewis Group Ltd.	1,010,427	3,714,032
	Life Healthcare Group Holdings Ltd.	9,723,793	7,660,489
	Merafe Resources Ltd.	8,943,082	539,096
#*	Metair Investments Ltd.	1,692,660	675,887
	Momentum Group Ltd.	12,938,196	23,679,989
	Motus Holdings Ltd.	1,529,134	7,162,803
	Mpact Ltd.	1,397,429	2,030,203
	Mr. Price Group Ltd.	1,644,895	21,023,186
	MTN Group Ltd.	6,877,381	45,516,673
*	MultiChoice Group	1,843,837	10,777,627
*	Nampak Ltd.	1,042	23,692
	Naspers Ltd., Class N	75,500	19,852,129
	Nedbank Group Ltd.	1,505,651	20,564,746
	Netcare Ltd.	9,958,665	7,317,435
	Ninety One Ltd.	1,469,152	2,840,154
	Northam Platinum Holdings Ltd.	1,595,287	10,707,834
#*	Nutun Ltd.	2,943,568	292,728
	Oceana Group Ltd.	711,632	2,251,169
	Old Mutual Ltd. (OMU SJ)	22,327,535	13,623,447
	Omnia Holdings Ltd.	1,429,073	5,266,468
	OUTsurance Group Ltd.	1,401,260	5,763,369
Ω	Pepkor Holdings Ltd.	8,603,590	12,454,670

		Shares	Value»
SOUTH AFRICA — (Continued)
#*	Pick n Pay Stores Ltd.	3,540,524	$5,341,055
	PPC Ltd.	9,879,108	2,471,611
	Premier Group Ltd.	7,088	52,295
	PSG Financial Services Ltd.	2,506,476	2,685,456
*	Rainbow Chicken	234,589	40,694
	Raubex Group Ltd.	1,734,622	4,115,592
	RCL Foods Ltd.	234,589	119,902
	Reunert Ltd.	1,369,701	4,560,346
	RFG Holdings Ltd.	538,736	540,283
	Sanlam Ltd.	2,647,454	12,053,976
	Santam Ltd.	282,456	6,125,527
	Sappi Ltd.	5,098,640	9,560,333
*	Sasol Ltd. (SOL SJ)	1,226,575	4,236,667
	Sasol Ltd. (SSL US), Sponsored ADR	508,321	1,768,957
	Shoprite Holdings Ltd.	1,309,526	20,148,600
*	Sibanye Stillwater Ltd. (SBSW US), ADR	948,037	4,408,374
#*	Sibanye Stillwater Ltd. (SSW SJ)	12,141,369	13,871,531
	Southern Sun Ltd.	1,453,283	645,715
*	SPAR Group Ltd.	1,100,840	6,783,611
#	Spur Corp. Ltd.	559,689	1,019,600
	Stadio Holdings Ltd.	205,049	86,471
	Standard Bank Group Ltd.	3,058,216	38,191,470
	Sun International Ltd.	1,367,748	2,948,961
	Super Group Ltd.	3,458,718	5,372,219
*	Telkom SA SOC Ltd.	2,692,218	5,702,749
#	Thungela Resources Ltd. (TGA SJ)	728,436	3,623,832
	Tiger Brands Ltd.	885,084	13,802,992
#	Truworths International Ltd.	2,405,542	9,597,011
	Tsogo Sun Ltd.	2,962,927	1,316,500
	Vodacom Group Ltd.	1,561,780	11,555,977
	We Buy Cars Holdings Ltd.	696,881	1,617,472
	Wilson Bayly Holmes-Ovcon Ltd.	465,567	4,811,188
	Woolworths Holdings Ltd.	3,676,944	11,401,180
	Zeda Ltd.	1,944,546	1,093,902

TOTAL SOUTH AFRICA			868,556,086

SOUTH KOREA — (9.8%)
#*	3S Korea Co. Ltd.	87,684	143,407
#*	ABco Electronics Co. Ltd.	38,148	130,139
	Able C&C Co. Ltd.	14,696	70,829

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	ABOV Semiconductor Co. Ltd.	18,673	$132,187
#*	Abpro Bio Co. Ltd.	780,310	167,954
#*	ADTechnology Co. Ltd.	26,899	282,741
#	Advanced Nano Products Co. Ltd.	12,078	459,629
#	Advanced Process Systems Corp.	73,861	885,353
#	Aekyung Chemical Co. Ltd.	108,169	871,812
#	Aekyung Industrial Co. Ltd.	62,826	601,429
#*	Agabang & Company	125,984	620,571
#	Ahnlab, Inc.	27,254	1,287,237
*	Air Busan Co. Ltd.	247,041	356,594
	AJ Networks Co. Ltd.	16,939	44,171
#	Ajin Industrial Co. Ltd.	283,426	588,441
	AK Holdings, Inc.	29,430	223,086
*	Alteogen, Inc.	16,372	4,038,318
#*	ALUKO Co. Ltd.	401,243	598,261
#*	Amicogen, Inc.	89,576	214,461
*	Aminologics Co. Ltd.	122,330	81,733
#*	Amo Greentech Co. Ltd.	45,108	184,069
#	Amorepacific Corp.	30,653	2,688,320
#	Amorepacific Holdings Corp.	86,651	1,401,756
#*	Anam Electronics Co. Ltd.	221,968	213,745
#*	Ananti, Inc.	386,500	1,839,265
#*	Anapass, Inc.	25,811	353,033
#*	Anterogen Co. Ltd.	20,305	323,068
	Aplus Asset Advisor Co. Ltd.	9,766	32,418
*	Aprogen, Inc.	347,100	169,970
#*	APS, Inc.	68,815	285,315
*	APT Neuroscience, Inc.	27,379	21,567
#	Asia Cement Co. Ltd.	136,795	1,058,444
	ASIA Holdings Co. Ltd.	6,687	1,227,262
#*	Asia Pacific Satellite, Inc.	20,034	174,415
#	Asia Paper Manufacturing Co. Ltd.	209,894	1,020,178
*	Asiana Airlines, Inc.	65,155	434,181
	Atec Co. Ltd.	28,831	593,378
#	Atinum Investment Co. Ltd.	241,130	382,703
#	ATON, Inc.	32,411	129,523
#	Avaco Co. Ltd.	36,413	336,649

		Shares	Value»
SOUTH KOREA — (Continued)
#	Avatec Co. Ltd.	20,074	$114,813
#	Baiksan Co. Ltd.	100,615	1,006,276
#	BGF Co. Ltd.	229,686	579,310
#	BGF retail Co. Ltd.	33,806	2,554,564
	BGFecomaterials Co. Ltd.	97,022	200,590
#	BH Co. Ltd.	251,024	2,174,809
#*	BHI Co. Ltd.	83,532	1,659,653
	Binggrae Co. Ltd.	44,141	2,933,528
#	Bio Plus Co. Ltd.	190,704	1,026,734
*	Biodyne Co. Ltd.	76,846	800,889
#*	Bioneer Corp.	39,607	437,788
	BioNote, Inc.	32,497	104,587
#*	BioSmart Co. Ltd.	36,164	95,113
#	BIT Computer Co. Ltd.	32,598	121,596
#*	BNC Korea Co. Ltd.	152,347	445,261
#	BNK Financial Group, Inc.	981,017	7,150,662
#	Boditech Med, Inc.	79,600	967,489
*	Bohae Brewery Co. Ltd.	405,514	134,228
	BoKwang Industry Co. Ltd.	23,860	69,591
	Bookook Securities Co. Ltd.	9,766	188,484
#	Boryung	199,262	1,186,783
*	Bosung Power Technology Co. Ltd.	113,423	234,121
*††	Bucket Studio Co. Ltd.	176,492	26,818
#*	Bukwang Pharmaceutical Co. Ltd.	108,715	306,402
	BYC Co. Ltd.	7,010	139,736
#	Byucksan Corp.	320,900	552,038
#	C&C International Co. Ltd.	17,848	404,331
#	C&G Hi Tech Co. Ltd.	17,906	164,429
#*	Cafe24 Corp.	81,934	3,455,378
*	CammSys Corp.	280,722	138,513
#	Cape Industries Ltd.	123,700	565,782
#	Caregen Co. Ltd.	84,684	1,418,572
#*	Celltrion Pharm, Inc.	30,325	1,024,029
	Celltrion, Inc.	173,446	19,669,952
#*	Chabiotech Co. Ltd.	60,535	467,726
	Changhae Ethanol Co. Ltd.	22,808	156,380
	Cheil Electric Co. Ltd.	8,055	49,283
	Cheil Worldwide, Inc.	359,176	4,687,805
#	Chemtronics Co. Ltd.	80,307	1,256,187
#*	Chemtros Co. Ltd.	49,361	157,511

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Cheryong Electric Co. Ltd.	60,381	$1,331,717
*	ChinHung International, Inc.	154,964	84,625
	Chinyang Holdings Corp.	117,186	251,492
#	Chips&Media, Inc.	41,918	483,615
#*	Choil Aluminum Co. Ltd.	286,501	343,134
#	Chong Kun Dang Pharmaceutical Corp.	43,692	2,501,375
#	Chongkundang Holdings Corp.	18,955	618,563
#	Choong Ang Vaccine Laboratory	20,312	140,185
#*	Chorokbaem Media Co. Ltd.	85,628	296,068
#*	Chunbo Co. Ltd.	7,834	199,526
*	CJ Bioscience, Inc.	11,288	81,459
#*	CJ CGV Co. Ltd.	481,945	1,647,787
#	CJ CheilJedang Corp.	50,127	8,430,628
#	CJ Corp.	78,613	6,871,848
*	CJ ENM Co. Ltd.	96,156	4,182,293
	CJ Freshway Corp.	58,587	1,000,551
	CJ Logistics Corp.	54,766	3,194,832
#*	CJ Seafood Corp.	77,976	172,405
#	CKD Bio Corp.	21,707	351,427
#	Classys, Inc.	64,487	2,915,940
#	CLIO Cosmetics Co. Ltd.	21,177	268,484
#*	CMG Pharmaceutical Co. Ltd.	291,151	505,370
*	CoAsia Corp.	29,968	66,962
#*	Com2uS Holdings Corp.	27,423	383,395
#	Com2uSCorp.	53,640	1,484,968
*	ContentreeJoongAng Corp.	22,780	154,326
	Coocon Corp.	11,877	168,631
*	Coreana Cosmetics Co. Ltd.	51,965	88,545
*	Corentec Co. Ltd.	23,699	106,612
#	Cosmax, Inc.	51,466	6,245,597
#	Cosmecca Korea Co. Ltd.	36,441	1,108,216
#*	CosmoAM&T Co. Ltd.	22,842	632,730
#*	Cosmochemical Co. Ltd.	58,290	635,738
	Coway Co. Ltd.	49,095	3,022,802
#	Cowintech Co. Ltd.	42,377	385,318
	CR Holdings Co. Ltd.	100,156	367,586
#*	Creative & Innovative System	232,499	1,181,759

		Shares	Value»
SOUTH KOREA — (Continued)
#	Creverse, Inc.	31,119	$314,166
#*	CrystalGenomics Invites Co. Ltd.	122,602	173,299
#	CS Wind Corp.	79,296	2,164,610
#*	CTC BIO, Inc.	33,326	161,381
#*	Cube Entertainment, Inc.	24,558	339,641
#	Cuckoo Holdings Co. Ltd.	56,781	970,643
#	Cuckoo Homesys Co. Ltd.	64,255	1,029,515
#	Cymechs, Inc.	24,002	192,341
*	D&C Media Co. Ltd.	2,025	25,296
#	D.I Corp.	104,038	1,026,609
*††	DA Technology Co. Ltd.	544,765	14,563
#	Dae Hwa Pharmaceutical Co. Ltd.	33,963	355,907
	Dae Hyun Co. Ltd.	41,603	57,500
#	Dae Won Kang Up Co. Ltd.	282,319	774,308
*††	Dae Yu Co. Ltd.	20,309	6,158
#*	Daea TI Co. Ltd.	144,672	415,705
*	Daebo Magnetic Co. Ltd.	9,206	77,201
#	Daebongls Co. Ltd.	29,738	278,031
#*	Daechang Co. Ltd.	277,674	256,084
#	Daechang Forging Co. Ltd.	61,541	222,225
#	Daedong Corp.	138,130	999,635
	Daeduck Co. Ltd.	156,659	871,815
#	Daeduck Electronics Co. Ltd.	199,522	1,958,657
#	Daehan Flour Mill Co. Ltd.	7,396	680,209
#	Daehan New Pharm Co. Ltd.	31,279	152,444
#	Daehan Steel Co. Ltd.	88,641	1,000,177
*	Daeho AL Co. Ltd.	12,818	16,934
#*	Dae-Il Corp.	175,524	579,634
#	Daejoo Electronic Materials Co. Ltd.	33,543	1,943,429
#	Daeryuk Can Co. Ltd.	73,845	198,518
#	Daesang Corp.	176,173	2,961,097
#	Daesang Holdings Co. Ltd.	126,994	951,410
	Daesung Energy Co. Ltd.	48,721	266,809
*	Daesung Industrial Co. Ltd.	31,289	75,023
*	Daesung Private Equity, Inc.	23,583	44,194

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Daewon Cable Co. Ltd.	258,520	$508,816
#*	Daewon Media Co. Ltd.	40,281	317,185
#	Daewon Pharmaceutical Co. Ltd.	104,665	1,015,743
#	Daewon San Up Co. Ltd.	82,221	445,353
#*	Daewoo Engineering & Construction Co. Ltd.	1,392,098	3,473,210
#	Daewoong Co. Ltd.	127,245	1,816,065
#	Daewoong Pharmaceutical Co. Ltd.	24,471	2,378,001
*	Dahaam E-Tec Co. Ltd.	1,420	0
	Daihan Pharmaceutical Co. Ltd.	35,920	667,064
	Daishin Securities Co. Ltd.	250,641	3,156,873
#*	Danal Co. Ltd.	345,371	700,491
#	Daol Investment & Securities Co. Ltd.	309,984	739,076
#	Daou Data Corp.	126,156	1,050,863
	Daou Technology, Inc.	226,287	3,456,112
#*	Dasan Networks, Inc.	181,538	354,173
#*	Dawonsys Co. Ltd.	90,948	552,181
#	DB HiTek Co. Ltd.	228,736	6,183,442
	DB Insurance Co. Ltd.	288,688	18,598,814
	DB Securities Co. Ltd.	254,025	1,136,010
#*	DB, Inc.	776,991	706,820
#	DCM Corp.	26,523	234,270
*	DE&T Co. Ltd.	13,370	53,786
#	Dear U Co. Ltd.	22,760	763,121
*	Dentis Co. Ltd.	13,365	61,060
#	Dentium Co. Ltd.	36,685	1,882,959
#	Deutsch Motors, Inc.	143,356	474,073
#	Device Co. Ltd.	31,223	240,825
#*	Devsisters Co. Ltd.	5,387	149,780
#*	Dexter Studios Co. Ltd.	45,328	216,551
	DI Dong Il Corp.	92,396	2,687,946
	Digital Daesung Co. Ltd.	111,316	598,177
#*	DIO Corp.	27,615	378,107
	DIT Corp.	9,072	81,992
#*	DK Tech Co. Ltd.	42,828	215,705
#	DL E&C Co. Ltd.	230,222	7,036,649

		Shares	Value»
SOUTH KOREA — (Continued)
#	DL Holdings Co. Ltd.	83,841	$1,916,325
*	DMOA Co. Ltd.	11,612	39,771
	DMS Co. Ltd.	131,021	583,442
#	DN Automotive Corp.	152,491	2,208,266
	DNF Co. Ltd.	12,682	100,509
#	Dohwa Engineering Co. Ltd.	77,957	359,192
	Dong-A Hwasung Co. Ltd.	13,769	54,464
#	Dong-A Socio Holdings Co. Ltd.	25,074	1,822,105
#	Dong-A ST Co. Ltd.	22,192	750,938
	Dong-Ah Geological Engineering Co. Ltd.	4,069	42,337
#	Dongbang Transport Logistics Co. Ltd.	355,467	595,729
	Dongil Industries Co. Ltd.	9,770	294,016
#	Dongjin Semichem Co. Ltd.	174,976	3,582,732
#	Dongkoo Bio & Pharma Co. Ltd.	86,819	330,880
#	DongKook Pharmaceutical Co. Ltd.	154,988	1,655,701
	Dongkuk CM Co. Ltd.	97,921	433,447
#	Dongkuk Holdings Co. Ltd.	98,652	499,887
#	Dongkuk Industries Co. Ltd.	235,708	619,570
#	Dongkuk Steel Mill Co. Ltd.	205,927	1,328,390
#*	Dongkuk Structures & Construction Co. Ltd.	140,793	230,454
	Dongshin Engineering & Construction	999	35,862
#	Dongsuh Cos., Inc.	54,216	992,944
#	Dongsung Chemical Co. Ltd.	264,139	764,568
#	Dongsung Finetec Co. Ltd.	95,213	1,661,250
#*	Dongwha Enterprise Co. Ltd.	56,722	339,071
#	Dongwha Pharm Co. Ltd.	137,560	607,904
	Dongwon Development Co. Ltd.	290,298	476,418
	Dongwon F&B Co. Ltd.	54,401	1,410,510

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Dongwon Metal Co. Ltd.	193,755	$208,723
#	Dongwon Systems Corp.	31,909	733,457
#	Dongwoon Anatech Co. Ltd.	93,673	1,388,855
#	Dongyang E&P, Inc.	47,505	671,824
#*	Dongyang Steel Pipe Co. Ltd.	461,792	446,843
#	Doosan Bobcat, Inc.	310,166	10,663,669
#	Doosan Co. Ltd.	36,240	7,709,200
*	Doosan Enerbility Co. Ltd.	954,007	19,382,146
#*	Doosan Fuel Cell Co. Ltd.	84,174	903,172
#	Doosan Tesna, Inc.	62,085	1,102,399
	DoubleUGames Co. Ltd.	98,692	3,916,029
	Douzone Bizon Co. Ltd.	77,556	3,326,944
#*	Dream Security Co. Ltd.	205,854	504,377
#	Dreamtech Co. Ltd.	211,291	946,664
*	DRTECH Corp.	86,895	115,597
#	DSC Investment, Inc.	19,121	95,498
#*	DSK Co. Ltd.	62,900	219,640
#*	Duk San Neolux Co. Ltd.	48,214	1,010,268
#*	Duksan Hi-Metal Co. Ltd.	75,610	216,625
#*	Duksan Techopia Co. Ltd.	14,836	232,648
	Dukshinepc Co. Ltd.	37,803	44,476
#	Duksung Co. Ltd.	55,282	243,469
	DY Corp.	117,598	327,787
#	DY Deokyang Co. Ltd.	69,669	137,889
	DY POWER Corp.	54,906	451,415
*††	E Investment&Development Co. Ltd.	198,639	36,472
#	Easy Bio, Inc.	77,288	296,039
	Easy Holdings Co. Ltd.	269,485	650,592
#	Echo Marketing, Inc.	87,351	510,168
#	Ecoplastic Corp.	196,139	411,281
#*	Ecopro BM Co. Ltd.	58,353	4,156,489
#	Ecopro Co. Ltd.	76,313	2,728,265
#	Ecopro HN Co. Ltd.	50,433	992,118
#	e-Credible Co. Ltd.	16,746	172,026
*††	Ehwa Technologies Information Co. Ltd.	397,669	47,278
#	Elentec Co. Ltd.	114,585	401,063

		Shares	Value»
SOUTH KOREA — (Continued)
#	E-MART, Inc.	62,612	$4,028,034
#*	EMKOREA Co. Ltd.	119,651	178,998
#*	EMRO, Inc.	22,884	857,417
#*	EM-Tech Co. Ltd.	55,505	476,127
#*	Enchem Co. Ltd.	8,658	482,468
#	ENF Technology Co. Ltd.	86,961	1,510,688
*	Envioneer Co. Ltd.	3,584	47,059
#*	Enzychem Lifesciences Corp.	439,461	358,391
#	Eo Technics Co. Ltd.	12,201	988,141
*††	E-TRON Co. Ltd.	1,461,912	38,566
#*	Eubiologics Co. Ltd.	135,663	1,254,226
#	Eugene Corp.	330,643	811,612
	Eugene Investment & Securities Co. Ltd.	501,163	976,806
	Eugene Technology Co. Ltd.	39,552	947,349
#	Eusu Holdings Co. Ltd.	87,518	341,539
*	Eutilex Co. Ltd.	23,781	25,637
#*	EV Advanced Material Co. Ltd.	210,478	213,414
*	Everybot, Inc.	8,856	86,884
#*	E-World	207,599	206,318
#*	Exem Co. Ltd.	146,942	222,709
#	Exicon Co. Ltd.	30,873	222,148
#	F&F Co. Ltd.	74,445	3,696,398
#	F&F Holdings Co. Ltd.	18,853	167,746
#	FarmStory Co. Ltd.	430,884	366,953
#*	Fine M-Tec Co. Ltd.	96,475	358,820
#*	Fine Semitech Corp.	41,746	519,461
#*	Firstec Co. Ltd.	71,326	180,142
*††	Flask Co. Ltd.	108,978	45,366
#*	Foosung Co. Ltd.	211,964	653,631
	Fursys, Inc.	12,961	408,873
#	Gabia, Inc.	59,622	924,483
#*	GAEASOFT	81,836	569,121
#	Galaxia Moneytree Co. Ltd.	46,249	272,043
#*	GAMSUNG Corp. Co. Ltd.	373,630	951,328
#*	Gaon Cable Co. Ltd.	24,046	1,025,657
#*	Gaonchips Co. Ltd.	11,842	342,412
#*	GC Cell Corp.	43,621	632,621
#*	GeneOne Life Science, Inc.	251,123	409,110
*	Genexine, Inc.	122,611	395,348
*	Genic Co. Ltd.	114	1,967
*	Genohco, Inc.	6,154	72,727
	Genoray Co. Ltd.	26,427	103,127
	Geumhwa PSC Co. Ltd.	18,966	351,042
*	Giantstep, Inc.	21,854	104,827

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Global Standard Technology Co. Ltd.	137,330	$1,657,230
#*	Global Tax Free Co. Ltd.	179,595	704,192
#*	GnBS eco Co. Ltd.	56,322	138,697
#	GnCenergy Co. Ltd.	42,135	674,575
#	GOLFZON Co. Ltd.	36,421	1,679,657
#	Golfzon Holdings Co. Ltd.	139,268	457,660
	Gradiant Corp.	61,870	592,094
#	Grand Korea Leisure Co. Ltd.	170,697	1,458,543
#	Green Cross Corp.	25,112	2,191,316
#	Green Cross Holdings Corp.	130,107	1,280,637
	Green Cross Wellbeing Corp.	16,944	93,326
*††	Green Pine Tree Co. Ltd.	5,152	681
#	GS Engineering & Construction Corp.	425,191	5,465,785
#	GS Global Corp.	330,057	595,307
#	GS Holdings Corp. (078930 KS)	286,239	7,783,173
#*	GS P&L Co. Ltd.	48,714	724,875
#	GS Retail Co. Ltd.	205,379	2,137,409
#	Gwangju Shinsegae Co. Ltd.	22,418	439,472
#	HAESUNG DS Co. Ltd.	90,361	1,468,679
	Haesung Industrial Co. Ltd.	91,361	417,378
	Haitai Confectionery & Foods Co. Ltd.	19,051	94,222
#	Han Kuk Carbon Co. Ltd.	166,710	2,278,422
	Hana Financial Group, Inc.	1,067,174	48,396,431
#	Hana Materials, Inc.	44,278	864,329
#	Hana Micron, Inc.	305,097	2,336,850
	Hana Pharm Co. Ltd.	28,969	235,487
*	Hana Technology Co. Ltd.	7,500	105,214
#	Hana Tour Service, Inc.	65,495	2,397,758
#*	Hanall Biopharma Co. Ltd.	20,039	391,632
#	Hancom, Inc.	96,877	1,458,345
	Handok, Inc.	62,721	516,195
#	Handsome Co. Ltd.	75,988	826,634
#	Hanil Cement Co. Ltd.	167,873	2,117,442
#	Hanil Feed Co. Ltd.	144,738	362,810

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanil Holdings Co. Ltd.	90,780	$945,725
#	Hanil Hyundai Cement Co. Ltd.	12,305	136,373
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	21,557	73,795
#	Hanjin Kal Corp.	12,473	694,552
#	Hanjin Transportation Co. Ltd.	62,196	838,097
*	Hankook Cosmetics Co. Ltd.	16,871	83,705
#	Hankook Cosmetics Manufacturing Co. Ltd.	4,785	186,833
#	Hankook Shell Oil Co. Ltd.	3,654	951,321
	Hankook Tire & Technology Co. Ltd.	400,532	11,633,777
	Hanmi Pharm Co. Ltd.	22,090	4,178,205
#	Hanmi Science Co. Ltd.	35,933	734,517
#	Hanmi Semiconductor Co. Ltd.	114,428	6,123,887
#	HanmiGlobal Co. Ltd.	57,057	644,187
#	Hannong Chemicals, Inc.	23,594	247,672
#*	Hanon Systems	673,844	1,688,602
#	Hansae Co. Ltd.	112,141	880,615
	Hansae Yes24 Holdings Co. Ltd.	38,483	101,519
#	Hanshin Construction Co. Ltd.	32,542	164,703
#	Hanshin Machinery Co	74,173	159,077
#	Hansol Chemical Co. Ltd.	43,603	3,553,027
	Hansol Holdings Co. Ltd.	240,322	419,251
*	Hansol HomeDeco Co. Ltd.	153,804	79,993
#*	Hansol IONES Co. Ltd.	63,983	347,790
	Hansol Paper Co. Ltd.	117,240	691,150
	Hansol Technics Co. Ltd.	215,219	722,957
#	Hanssem Co. Ltd.	22,127	660,728
*	Hansung Cleantech Co. Ltd.	61,437	50,932

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Hanwha Aerospace Co. Ltd.	64,442	$36,216,635
#	Hanwha Corp.	31,527	1,069,294
*	Hanwha Engine	138,493	2,661,708
*	Hanwha Galleria Corp.	17,929	15,078
#	Hanwha General Insurance Co. Ltd.	295,417	846,964
#*	Hanwha Investment & Securities Co. Ltd.	643,006	1,555,000
#*	Hanwha Life Insurance Co. Ltd.	1,637,750	3,055,011
*	Hanwha Ocean Co. Ltd.	47,577	2,628,765
#	Hanwha Solutions Corp.	368,883	7,755,420
#	Hanwha Systems Co. Ltd.	150,787	4,154,293
#*	Hanwha Vision Co. Ltd.	103,125	4,375,621
#*	Hanyang Digitech Co. Ltd.	28,484	195,336
	Hanyang Eng Co. Ltd.	91,976	1,051,622
	Hanyang Securities Co. Ltd.	53,559	504,194
#*	Harim Co. Ltd.	531,512	1,143,676
#	Harim Holdings Co. Ltd.	394,266	1,657,753
#	HB SOLUTION Co. Ltd.	175,376	300,294
#	HB Technology Co. Ltd.	383,129	526,280
	HD Hyundai Co. Ltd.	227,855	12,601,529
#	HD Hyundai Construction Equipment Co. Ltd.	93,006	4,428,919
#	HD Hyundai Electric Co. Ltd.	58,843	12,805,694
#*	HD Hyundai Energy Solutions Co. Ltd.	22,338	449,177
	HD Hyundai Heavy Industries Co. Ltd.	11,514	3,256,496
#	HD Hyundai Infracore Co. Ltd.	1,212,733	7,045,225
#	HD Hyundai Mipo	17,859	2,097,955
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	76,925	14,715,495
#	HDC Holdings Co. Ltd.	176,861	2,390,914

		Shares	Value»
SOUTH KOREA — (Continued)
#	HDC Hyundai Development Co-Engineering & Construction	267,874	$4,686,939
	HDC Hyundai Engineering Plastics Co. Ltd.	50,160	127,324
	HDCLabs Co. Ltd.	9,834	61,875
*	HD-Hyundai Marine Engine	59,796	1,555,545
#	Hecto Financial Co. Ltd.	16,393	160,938
	Hecto Innovation Co. Ltd.	52,220	433,471
#*	Helixmith Co. Ltd.	133,968	249,914
#*	Heung-A Shipping Co. Ltd.	336,219	368,613
*	Heungkuk Fire & Marine Insurance Co. Ltd.	12,541	30,249
#*	HFR, Inc.	28,334	365,174
*	Hironic Co. Ltd.	11,686	41,844
#	Hite Jinro Co. Ltd.	220,494	2,998,307
#	Hitejinro Holdings Co. Ltd.	51,470	308,682
#*	HJ Shipbuilding & Construction Co. Ltd.	75,838	419,523
#	HK inno N Corp.	89,143	2,527,464
*	HL D&I Halla Corp.	137,257	239,189
	HL Holdings Corp.	38,030	979,192
	HL Mando Co. Ltd.	295,489	7,753,224
#*	HLB Biostep Co. Ltd.	84,267	96,987
*	HLB Life Science Co. Ltd.	120,225	531,522
*	Hlb Pharma Ceutical Co. Ltd.	3,903	54,701
*	HLB, Inc.	34,349	1,369,768
#	HMM Co. Ltd.	757,193	9,745,399
	Home Center Holdings Co. Ltd.	540,129	316,437
*	Homecast Co. Ltd.	50,710	90,439
#*	Hotel Shilla Co. Ltd.	93,443	2,886,642
	HPSP Co. Ltd.	27,625	437,164
	HS Hwasung Co. Ltd.	45,712	319,951
#	HS Hyosung Advanced Materials Corp.	16,321	2,041,227
#*	HS Hyosung Corp.	10,006	287,736
	HS Industries Co. Ltd.	275,545	909,403
#*	Hugel, Inc.	18,915	4,846,839
#*	Humasis Co. Ltd.	100,082	95,129
#	Humedix Co. Ltd.	34,240	964,313

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Huons Co. Ltd.	49,209	$876,399
#	Huons Global Co. Ltd.	52,312	1,842,904
#	Husteel Co. Ltd.	236,855	798,864
#*	Huvis Corp.	129,579	256,600
#	Huvitz Co. Ltd.	53,082	279,609
#	Hwa Shin Co. Ltd.	177,546	984,377
*	Hwail Pharm Co. Ltd.	211,966	161,660
#	Hwangkum Steel & Technology Co. Ltd.	67,513	248,622
#	Hwaseung Enterprise Co. Ltd.	75,457	411,790
	HYBE Co. Ltd.	22,088	4,156,521
#*	Hydro Lithium, Inc.	80,337	91,799
#	Hy-Lok Corp.	63,254	1,284,222
#	Hyosung Corp.	44,956	1,678,414
#	Hyosung Heavy Industries Corp.	27,480	9,504,557
#	Hyosung TNC Corp.	22,897	3,830,207
	HyosungITX Co. Ltd.	718	6,086
#	Hyundai Autoever Corp.	21,556	1,868,278
#	Hyundai Bioland Co. Ltd.	105,161	319,420
#	Hyundai BNG Steel Co. Ltd.	68,695	589,601
#	HYUNDAI Corp.	57,954	925,966
	Hyundai Corp. Holdings, Inc.	28,838	221,574
#	Hyundai Department Store Co. Ltd.	111,597	4,687,890
#	Hyundai Elevator Co. Ltd.	103,366	5,366,420
#	Hyundai Engineering & Construction Co. Ltd.	269,019	7,883,778
	HYUNDAI EVERDIGM Corp.	8,126	48,953
#	Hyundai Ezwel Co. Ltd.	36,568	136,379
	Hyundai Futurenet Co. Ltd.	184,793	373,647
#	Hyundai GF Holdings	338,856	1,297,809
	Hyundai Glovis Co. Ltd.	193,833	15,541,882
	Hyundai Green Food	76,571	838,139
	Hyundai Home Shopping Network Corp.	19,864	678,307
	Hyundai Livart Furniture Co. Ltd.	86,464	441,884
#*	Hyundai Marine & Fire Insurance Co. Ltd.	395,841	6,193,722

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Mobis Co. Ltd.	103,028	$19,339,238
	Hyundai Motor Co.	509,049	68,212,316
	Hyundai Motor Securities Co. Ltd.	229,036	1,052,887
#	Hyundai Movex Co. Ltd.	67,760	213,901
#	Hyundai Pharmaceutical Co. Ltd.	45,478	108,273
#	Hyundai Rotem Co. Ltd.	236,944	18,675,694
	Hyundai Steel Co	291,064	5,010,759
	Hyundai Wia Corp.	133,803	4,026,952
#	HyVision System, Inc.	92,185	1,028,220
#	i3system, Inc.	23,713	951,046
#*	iA, Inc.	845,469	125,630
*	ICD Co. Ltd.	28,399	82,475
*	Icure Pharm, Inc.	78,236	114,817
#	iFamilySC Co. Ltd.	55,151	807,174
*	Il Dong Pharmaceutical Co. Ltd.	9,108	75,758
#	Iljin Diamond Co. Ltd.	23,010	198,273
#	Iljin Electric Co. Ltd.	66,207	1,176,520
#	Iljin Holdings Co. Ltd.	107,525	288,958
#*	Iljin Hysolus Co. Ltd.	15,390	146,574
#	Iljin Power Co. Ltd.	32,263	208,384
	Ilshin Spinning Co. Ltd.	99,381	604,848
#*	Ilshin Stone Co. Ltd.	114,355	177,366
	Ilyang Pharmaceutical Co. Ltd.	72,748	630,148
#	iM Financial Group Co. Ltd.	1,061,547	7,675,381
	iMarketKorea, Inc.	130,852	731,159
#	InBody Co. Ltd.	69,008	1,172,269
	Incar Financial Service Co. Ltd.	18,774	109,860
	Incross Co. Ltd.	7,621	39,012
#	Industrial Bank of Korea	1,126,072	12,153,031
#*	Infinitt Healthcare Co. Ltd.	30,313	124,141
	Innocean Worldwide, Inc.	167,936	2,152,386
#	InnoWireless Co. Ltd.	24,004	327,949
#	Innox Advanced Materials Co. Ltd.	112,236	1,802,173
#*	Insun ENT Co. Ltd.	121,913	438,787
*	Insung Information Co. Ltd.	31,708	49,312
#	Intellian Technologies, Inc.	17,587	474,746

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Intelligent Digital Integrated Security Co. Ltd.	33,137	$385,011
#*	Interflex Co. Ltd.	92,040	541,523
#††	Interojo Co. Ltd.	36,557	112,358
#	INTOPS Co. Ltd.	96,905	1,098,471
#	iNtRON Biotechnology, Inc.	57,427	165,594
#	INVENI Co. Ltd.	8,498	303,305
#	Inzi Controls Co. Ltd.	59,782	247,654
#	IS Dongseo Co. Ltd.	116,072	1,480,775
#	ISC Co. Ltd.	30,490	1,062,205
#	i-SENS, Inc.	59,097	681,218
*	ISU Abxis Co. Ltd.	37,587	134,001
#*	ISU Chemical Co. Ltd.	53,611	213,243
*	ISU Specialty Chemical	64,675	1,963,998
#	IsuPetasys Co. Ltd.	256,587	5,793,316
*	Itcencts Co. Ltd.	211,665	91,833
#*	Itcenglobal Co. Ltd.	43,295	205,036
#*	ITEK, Inc.	97,485	396,672
#*	ITM Semiconductor Co. Ltd.	17,741	150,253
*	Jaeyoung Solutec Co. Ltd.	118,295	72,377
#*	Jahwa Electronics Co. Ltd.	121,278	1,016,482
	JASTECH Ltd.	33,641	103,180
#	JB Financial Group Co. Ltd.	878,584	10,556,213
	JC Chemical Co. Ltd.	16,904	47,316
*	Jeil Pharmaceutical Co. Ltd.	15,455	135,598
*	Jeju Air Co. Ltd.	191,998	904,819
#*	Jeju Semiconductor Corp.	117,168	1,040,031
*	JETEMA Co. Ltd.	3,433	17,623
*	Jin Air Co. Ltd.	40,764	255,632
#	Jinsung T.E.C	85,358	541,467
#	JLS Co. Ltd.	54,560	223,304
	JNK Global Co. Ltd.	86,259	256,685
#*	JNTC Co. Ltd.	94,753	913,683
*	JoyCity Corp.	92,196	106,399
	Jungdawn Co. Ltd.	7,492	14,468
#	Jusung Engineering Co. Ltd.	145,037	3,423,290
#	JVM Co. Ltd.	33,800	550,996
	JW Holdings Corp.	202,318	438,066
	JW Life Science Corp.	59,213	478,659
	JW Pharmaceutical Corp.	71,335	1,120,139
*	JW Shinyak Corp.	29,053	31,677

		Shares	Value»
SOUTH KOREA — (Continued)
	JYP Entertainment Corp.	118,919	$5,784,467
#	K Car Co. Ltd.	21,703	213,831
#	K Ensol Co. Ltd.	39,040	319,084
	Kakao Corp.	180,498	4,849,032
#*	Kakao Games Corp.	118,033	1,178,728
#	KakaoBank Corp.	174,981	2,742,694
#*	Kakaopay Corp.	15,900	354,028
*††	Kanglim Co. Ltd.	55,665	44,407
	Kangnam Jevisco Co. Ltd.	47,014	392,576
*	Kangstem Biotech Co. Ltd.	44,372	71,160
#*	Kangwon Energy Co. Ltd.	41,085	205,672
#	Kangwon Land, Inc.	251,582	2,871,843
#*	KAON Group Co. Ltd.	89,293	191,404
#	KB Financial Group, Inc. (105560 KS)	1,155,887	73,050,532
	KB Financial Group, Inc. (KB US), ADR	367,901	23,170,405
#	KC Co. Ltd.	56,156	733,986
#	KC Tech Co. Ltd.	61,782	1,138,658
#	KCC Corp.	21,338	3,747,010
	KCC Glass Corp.	75,320	1,696,409
#	KCTC	188,573	508,013
#*	KEC Corp.	977,054	503,941
#*	Keeps Biopharma, Inc.	21,250	160,028
#*	Kencoa Aerospace Co	17,218	147,089
#	KEPCO Engineering & Construction Co., Inc.	15,535	741,950
#	KEPCO Plant Service & Engineering Co. Ltd.	158,064	4,882,947
#*	KEYEAST Co. Ltd.	39,205	122,448
#	KG Chemical Corp.	308,374	863,774
#	KG Dongbusteel	261,336	1,089,235
#	KG Eco Solution Co. Ltd.	211,529	819,636
*	KG Mobility Co	371,002	850,838
#	Kginicis Co. Ltd.	132,616	815,426
#	KGMobilians Co. Ltd.	139,453	414,347
#	KH Vatec Co. Ltd.	136,004	881,143
	Kia Corp.	1,141,175	72,525,399
#*†† Kib Plug Energy		1,448,610	393,362
#*	KidariStudio, Inc.	55,492	135,758
#	KINX, Inc.	15,242	845,860
#	KISCO Corp.	102,472	612,650
	KISCO Holdings Co. Ltd.	49,059	719,804
#	KISWIRE Ltd.	72,383	881,125

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	KIWOOM Securities Co. Ltd.	85,133	$8,186,326
#	KL-Net Corp.	101,819	185,501
#*	KMW Co. Ltd.	45,897	277,579
#*	KNJ Co. Ltd.	26,799	297,959
*	KoBioLabs, Inc.	7,867	28,619
#	Koh Young Technology, Inc.	168,805	1,642,237
#	Kolmar BNH Co. Ltd.	39,068	370,650
#	Kolmar Holdings Co. Ltd.	100,765	675,579
#	Kolmar Korea Co. Ltd.	84,600	4,521,228
#	Kolon Corp.	44,406	729,267
	Kolon Enp, Inc.	90,769	398,308
#	Kolon Industries, Inc.	130,465	2,768,362
#*	Kolon Life Science, Inc.	8,953	164,992
	Komelon Corp.	7,669	52,969
#	KoMiCo Ltd.	10,969	453,516
*	Komipharm International Co. Ltd.	11,595	49,623
#	KONA I Co. Ltd.	37,585	1,026,242
#	Korea Aerospace Industries Ltd.	198,295	11,606,325
#	Korea Alcohol Industrial Co. Ltd.	94,422	604,435
	Korea Asset In Trust Co. Ltd.	438,184	717,843
#	Korea Cast Iron Pipe Industries Co. Ltd.	73,562	371,023
#*	Korea Circuit Co. Ltd.	77,047	549,781
#	Korea District Heating Corp.	10,906	406,580
	Korea Electric Power Corp. (015760 KS)	240,707	4,341,162
	Korea Electric Power Corp. (KEP US), Sponsored ADR	326,264	2,965,740
#	Korea Electric Terminal Co. Ltd.	49,887	2,261,559
	Korea Electronic Certification Authority, Inc.	42,687	106,380
#	Korea Electronic Power Industrial Development Co. Ltd.	74,156	660,561
	Korea Export Packaging Industrial Co. Ltd.	92,420	181,724

		Shares	Value»
SOUTH KOREA — (Continued)
#	Korea Fuel-Tech Corp.	173,033	$568,312
	Korea Gas Corp.	89,854	2,447,798
#*	Korea Information & Communications Co. Ltd.	86,917	473,054
#	Korea Information Certificate Authority, Inc.	101,083	312,406
	Korea Investment Holdings Co. Ltd.	184,512	10,772,743
#*	Korea Line Corp.	1,515,844	1,621,896
#	Korea Movenex Co. Ltd.	142,550	394,660
#	Korea Petrochemical Ind Co. Ltd.	28,152	1,664,340
#	Korea Petroleum Industries Co.	48,470	441,335
	Korea Ratings Corp.	5,614	353,722
	Korea Real Estate Investment & Trust Co. Ltd.	1,221,498	906,959
	Korea United Pharm, Inc.	68,387	940,396
	Korean Air Lines Co. Ltd.	903,435	13,319,203
	Korean Reinsurance Co.	1,176,327	6,696,103
#	Kortek Corp.	56,629	384,667
	Koryo Credit Information Co. Ltd.	9,684	68,087
*	KOSES Co. Ltd.	20,024	102,583
#	KPX Chemical Co. Ltd.	13,424	423,826
#*	Krafton, Inc.	65,073	17,036,245
	KSS LINE Ltd.	158,019	996,088
*	Kt alpha Co. Ltd.	79,357	222,282
	KT Corp. (030200 KS)	35,348	1,291,713
	KT Corp. (KT US), Sponsored ADR	199,398	3,880,285
*	KT Genie Music Corp.	45,467	67,272
	KT Nasmedia Co. Ltd.	13,160	134,905
	KT Skylife Co. Ltd.	196,016	611,351
#	KT&G Corp.	260,243	21,005,322
#	KTCS Corp.	236,202	459,388
	Kukbo Design Co. Ltd.	14,650	174,754
	Kukdong Oil & Chemicals Co. Ltd.	140,079	339,405

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*††	Kuk-il Paper Manufacturing Co. Ltd.	231,940	$24,475
#	Kukje Pharma Co. Ltd.	30,774	100,329
	Kukjeon Pharmaceutical Co. Ltd.	32,907	74,067
#*	Kum Yang Co. Ltd.	18,916	131,740
#*	Kumho HT, Inc.	895,534	399,799
#	Kumho Petrochemical Co. Ltd.	86,975	7,277,319
#*	Kumho Tire Co., Inc.	786,285	2,661,324
#*	KUMHOE&C Co. Ltd.	140,791	301,975
#	Kumkang Kind Co. Ltd.	119,006	397,989
#	Kwang Dong Pharmaceutical Co. Ltd.	254,185	980,182
#*	Kwang Myung Electric Co. Ltd.	123,536	123,814
	KX Innovation Co. Ltd.	119,777	336,847
#	Kyeryong Construction Industrial Co. Ltd.	55,964	1,003,843
	Kyobo Securities Co. Ltd.	123,871	574,648
#	Kyochon F&B Co. Ltd.	83,242	315,954
#	Kyongbo Pharmaceutical Co. Ltd.	38,504	152,847
#	Kyung Dong Navien Co. Ltd.	46,869	2,398,751
#	Kyungbang Co. Ltd.	84,291	415,309
	KyungDong City Gas Co. Ltd.	16,222	201,448
#	KyungDong Invest Co. Ltd.	3,317	135,232
#	Kyungdong Pharm Co. Ltd.	101,244	411,029
	Kyung-In Synthetic Corp.	230,094	512,881
	KZ Precision Corp.	63,997	534,636
#	L&C Bio Co. Ltd.	33,179	518,195
#*	L&F Co. Ltd.	21,466	977,637
*	L&K Biomed Co. Ltd.	34,222	164,936
#*	LabGenomics Co. Ltd.	346,208	523,491
#	Lake Materials Co. Ltd.	207,003	1,863,780
*	LB Semicon, Inc.	19,399	45,819
	LEADCORP, Inc.	107,465	299,862

		Shares	Value»
SOUTH KOREA — (Continued)
#	Lee Ku Industrial Co. Ltd.	161,966	$484,441
#	LEENO Industrial, Inc.	194,895	4,949,655
#	LF Corp.	121,092	1,266,946
	LG Chem Ltd.	154,050	23,347,860
	LG Corp.	190,776	8,933,833
#*	LG Display Co. Ltd. (034220 KS)	1,621,834	9,635,143
*	LG Display Co. Ltd. (LPL US), ADR	345,392	1,011,999
	LG Electronics, Inc.	564,673	28,344,089
#*	LG Energy Solution Ltd.	26,106	5,956,116
#	LG H&H Co. Ltd.	28,016	6,638,150
*	LG HelloVision Co. Ltd.	436,983	809,679
#	LG Innotek Co. Ltd.	82,150	8,075,103
	LG Uplus Corp.	1,340,553	11,319,065
#	LIG Nex1 Co. Ltd.	54,930	12,409,744
#*	LigaChem Biosciences, Inc.	11,749	865,831
#*	LOT Vacuum Co. Ltd.	77,667	478,176
#	Lotte Chemical Corp.	58,104	2,464,751
#	Lotte Chilsung Beverage Co. Ltd.	37,116	2,864,150
#	Lotte Corp.	121,851	1,933,051
#*	Lotte Data Communication Co.	42,531	562,555
#*	Lotte Energy Materials Corp.	77,641	1,238,371
#	LOTTE Fine Chemical Co. Ltd.	114,042	2,785,700
#	LOTTE Himart Co. Ltd.	64,713	343,206
#*	Lotte Non-Life Insurance Co. Ltd.	502,545	608,932
	Lotte Rental Co. Ltd.	89,183	1,843,115
#	Lotte Shopping Co. Ltd.	46,302	2,197,191
#	Lotte Wellfood Co. Ltd.	20,566	1,713,924
#	LS Corp.	90,805	8,412,292
#	LS Eco Energy Ltd.	52,587	1,189,815
#	LS Electric Co. Ltd.	65,927	9,521,980
#	LS Marine Solution Co. Ltd.	43,801	550,775
	LS SECURITIES Co. Ltd.	62,443	175,282
	LTC Co. Ltd.	4,114	28,691
#*	LVMC Holdings	638,063	783,806
#	LX Hausys Ltd.	55,637	1,128,898
#	LX Holdings Corp.	316,107	1,456,078
#	LX International Corp.	280,471	5,230,983

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	LX Semicon Co. Ltd.	86,327	$3,285,598
#	M.I.Tech Co. Ltd.	63,758	361,230
*	M2N Co. Ltd.	82,266	112,312
#	Macquarie Korea Infrastructure Fund	1,173,738	9,460,295
	Macrogen, Inc.	25,991	292,839
#	Maeil Dairies Co. Ltd.	32,710	848,252
	MAKUS, Inc.	41,870	302,585
#*	Manyo Co. Ltd.	10,280	133,294
#	Mcnex Co. Ltd.	108,576	1,829,341
#*	MDS Tech, Inc.	237,059	190,569
*	ME2ON Co. Ltd.	54,098	69,544
*	Mediana Co. Ltd.	69,300	294,472
#*	Medipost Co. Ltd.	57,041	368,156
#	Medytox, Inc.	12,347	1,516,811
*	Meerecompany, Inc.	17,727	225,315
	MegaStudy Co. Ltd.	52,410	393,142
#	MegaStudyEdu Co. Ltd.	64,720	2,182,977
#	Meritz Financial Group, Inc.	495,048	43,247,685
#	META BIOMED Co. Ltd.	84,378	272,532
#	Mgame Corp.	157,466	562,241
	Mi Chang Oil Industrial Co. Ltd.	3,141	228,000
#*	MiCo Ltd.	171,010	1,252,253
#*	Micro Digital Co. Ltd..	26,352	175,568
*	Mirae Asset Life Insurance Co. Ltd.	422,652	1,614,856
	Mirae Asset Securities Co. Ltd.	1,114,579	9,264,740
#	Mirae Asset Venture Investment Co. Ltd.	69,620	237,601
*	Mirae Corp.	43,715	19,754
#	Misto Holdings Corp.	192,513	5,006,142
	Miwon Chemicals Co. Ltd.	1,485	82,430
#	Miwon Commercial Co. Ltd.	7,025	947,339
	Miwon Holdings Co. Ltd.	1,831	95,595
	Miwon Specialty Chemical Co. Ltd.	9,336	1,040,617
#	MK Electron Co. Ltd.	123,560	658,479
#	MNTech Co. Ltd.	67,349	373,437
#*	Mobase Electronics Co. Ltd.	246,573	259,879
#	Modetour Network, Inc.	30,425	240,425
#*	MONAYONGPYONG	182,248	567,964
#	Moorim P&P Co. Ltd.	165,964	346,529
	Moorim Paper Co. Ltd.	84,036	129,030

		Shares	Value»
SOUTH KOREA — (Continued)
	Motonic Corp.	52,087	$351,074
#	Motrex Co. Ltd.	103,725	625,674
#	mPlus Corp.	28,776	151,230
*	MS Autotech Co. Ltd.	49,613	81,351
	Muhak Co. Ltd.	8,058	41,319
	Multicampus Co. Ltd.	15,352	352,222
#	Myoung Shin Industrial Co. Ltd.	219,524	1,290,361
#*	Naintech Co. Ltd.	41,998	111,813
#	Namhae Chemical Corp.	129,834	622,598
#*	Namsun Aluminum Co. Ltd.	599,773	600,968
#	Namuga Co. Ltd.	61,293	555,832
#	Namyang Dairy Products Co. Ltd.	20,036	1,072,512
*	NanoenTek, Inc.	12,813	30,882
#*	Nature & Environment Co. Ltd.	181,614	96,738
	Nature Holdings Co. Ltd.	74,736	528,492
	NAVER Corp.	58,567	8,240,704
#	NCSoft Corp.	24,372	2,508,732
#	NeoPharm Co. Ltd.	49,615	479,966
#	Neosem, Inc.	31,653	222,618
#*	Neowiz	91,417	1,502,992
#	Neowiz Holdings Corp.	24,725	365,358
#*	Nepes Ark Corp.	32,927	244,029
#*	NEPES Corp.	74,821	359,872
#*	Neptune Co.	82,962	429,364
#Ω	Netmarble Corp.	54,822	1,724,477
#	New Power Plasma Co. Ltd.	167,306	545,171
#*	Newflex Technology Co. Ltd.	33,789	107,638
	Nexen Corp.	181,887	602,866
#	Nexen Tire Corp.	300,559	1,141,669
#*	Nexon Games Co. Ltd.	67,147	609,604
#	Nexteel Co. Ltd.	14,275	125,956
#	NEXTIN, Inc.	39,361	1,483,367
	NH Investment & Securities Co. Ltd.	638,162	6,899,091
#	NHN Corp.	110,624	1,725,887
#	NHN KCP Corp.	141,074	764,460
#	NI Steel Co. Ltd.	49,270	120,170
#*	NIBEC Co. Ltd.	10,839	152,708
	NICE Holdings Co. Ltd.	177,420	1,404,543
	Nice Information & Telecommunication, Inc.	49,290	644,391

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	NICE Information Service Co. Ltd.	239,522	$2,175,016
#	NICE Infra Co. Ltd.	53,055	190,708
	Nong Shim Holdings Co. Ltd.	15,048	710,409
#	Nong Woo Bio Co. Ltd.	19,155	101,625
#	NongShim Co. Ltd.	16,515	4,680,414
	Noroo Holdings Co. Ltd.	17,027	180,817
#	NOROO Paint & Coatings Co. Ltd.	74,526	435,410
#	NOVAREX Co. Ltd.	79,184	568,698
	Novatech Co. Ltd.	4,150	54,872
#	NPC	92,090	265,764
*	NUVOTEC Co. Ltd.	15,390	17,768
*	Obigo, Inc.	9,468	28,405
#	OCI Co. Ltd.	37,865	1,468,536
#	OCI Holdings Co. Ltd.	96,255	4,383,721
#*	Okins Electronics Co. Ltd.	46,357	159,600
#	ONEJOON Co. Ltd.	21,655	137,904
	Opasnet Co. Ltd.	8,051	39,469
#*	OptoElectronics Solutions Co. Ltd.	38,397	247,283
#	Oriental Precision & Engineering Co. Ltd.	97,618	379,099
#	Orion Corp.	125,629	10,889,372
#	Orion Holdings Corp.	208,397	2,684,724
	Osang Healthcare Co. Ltd.	5,861	56,908
#*	OSTEONIC Co. Ltd.	41,816	203,645
#*	Osung Advanced Materials Co. Ltd.	416,958	412,498
#	Otoki Corp.	12,020	3,385,477
#*	Paik Kwang Industrial Co. Ltd.	173,863	796,946
#	Pan Ocean Co. Ltd.	1,514,863	3,564,546
	Pang Rim Co. Ltd.	33,734	93,351
#	Paradise Co. Ltd.	320,064	2,788,306
#	Park Systems Corp.	25,044	3,567,851
	Partron Co. Ltd.	374,932	1,811,620
#*	Pearl Abyss Corp.	24,209	603,118
#	People & Technology, Inc.	110,651	3,158,793
#*	Peptron, Inc.	9,976	1,141,228
	PHA Co. Ltd.	65,394	455,346
#	PharmaResearch Co. Ltd.	28,863	7,644,914
#*	PharmGen Science, Inc.	119,459	337,255
#	Pharmicell Co. Ltd.	52,218	388,078
	Philenergy Co. Ltd.	2,369	24,314

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Philoptics Co. Ltd.	38,258	$822,069
#	PI Advanced Materials Co. Ltd.	70,350	810,170
#*	Polaris AI Corp.	80,192	137,380
*	Polaris Office Corp.	2,267	8,024
	Pond Group Co. Ltd.	9,898	41,830
#*	PonyLink Co. Ltd.	225,909	163,787
#	Poongsan Corp.	152,001	6,346,504
#	Poongsan Holdings Corp.	47,395	955,666
#	Posco DX Co. Ltd.	169,433	2,922,390
*	POSCO Future M Co. Ltd.	7,995	701,913
#	POSCO Holdings, Inc. (005490 KS)	72,008	13,159,664
	POSCO Holdings, Inc. (PKX US), Sponsored ADR	218,957	9,969,112
#	Posco International Corp.	233,812	8,060,574
#	Posco M-Tech Co. Ltd.	36,109	306,984
#	POSCO Steeleon Co. Ltd.	19,137	507,764
#*	Power Logics Co. Ltd.	150,946	491,783
#	Protec Co. Ltd.	28,538	481,351
#	PSK Holdings, Inc.	17,727	432,074
#	PSK, Inc.	111,626	1,400,217
#	Pulmuone Co. Ltd.	74,964	774,262
#	Pumtech Korea Co. Ltd.	12,664	487,134
	Pungkuk Ethanol Co. Ltd.	16,938	106,149
*	RaonSecure Co. Ltd..	32,849	44,438
	Raontec, Inc.	6,384	35,964
#*	Ray Co. Ltd.	22,954	131,734
#*	Refine Co. Ltd.	71,948	628,941
*	Reyon Pharmaceutical Co. Ltd.	33,443	267,384
#	RFHIC Corp.	45,102	490,191
#*	RFTech Co. Ltd.	159,006	416,006
#*	Robostar Co. Ltd.	14,611	252,364
*	Robotis Co. Ltd.	11,928	287,987
	Rorze Systems Corp.	6,569	67,452
	Rsupport Co. Ltd.	10,658	26,545
	S Net Systems, Inc.	41,540	128,922
	S&D Co. Ltd.	1,217	77,392
#	S&S Tech Corp.	61,424	1,486,614
#	S-1 Corp.	82,408	3,672,964
#*	Sajo Industries Co. Ltd.	14,062	358,037
#	Sajodaerim Corp.	30,273	810,330

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sajodongaone Co. Ltd.	144,499	$107,996
#	Sam Chun Dang Pharm Co. Ltd.	9,741	964,595
#	Sam Young Electronics Co. Ltd.	74,785	560,194
#	Sam Yung Trading Co. Ltd.	88,339	848,494
#	Sam-A Aluminum Co. Ltd.	6,400	113,287
	Sambo Corrugated Board Co. Ltd.	30,913	177,499
	Sambo Motors Co. Ltd.	15,991	46,003
#	Samchully Co. Ltd.	9,292	599,171
	Samho Development Co. Ltd.	127,209	294,977
#	SAMHWA Paints Industrial Co. Ltd.	83,510	352,464
	Samick Musical Instruments Co. Ltd.	94,199	79,648
#	Samick THK Co. Ltd.	51,492	355,403
#*	Samil Pharmaceutical Co. Ltd.	53,929	496,071
#	Samji Electronics Co. Ltd.	81,870	603,440
	Samjin Pharmaceutical Co. Ltd.	51,410	645,244
#	Sammok S-Form Co. Ltd.	29,939	442,937
#	SAMPYO Cement Co. Ltd.	245,368	542,575
#*Ω	Samsung Biologics Co. Ltd.	17,847	13,208,002
#	Samsung C&T Corp.	197,090	16,961,453
#	Samsung Card Co. Ltd. (029780 KS)	115,331	3,405,996
#	Samsung Electro-Mechanics Co. Ltd.	165,996	13,695,295
	Samsung Electronics Co. Ltd. (005930 KS)	10,764,589	420,007,723
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	491	478,106
#	Samsung Engineering Co. Ltd.	824,339	11,146,180
	Samsung Fire & Marine Insurance Co. Ltd.	122,611	32,348,175

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Samsung Heavy Industries Co. Ltd.	671,206	$6,876,912
#	Samsung Life Insurance Co. Ltd.	155,333	9,431,448
#*	Samsung Pharmaceutical Co. Ltd.	247,859	261,549
	Samsung Publishing Co. Ltd.	4,330	49,642
#	Samsung SDI Co. Ltd.	114,720	14,205,844
	Samsung SDS Co. Ltd.	80,983	7,297,917
#	Samsung Securities Co. Ltd.	286,971	10,519,368
	SAMT Co. Ltd.	374,339	713,841
#	Samwha Capacitor Co. Ltd.	40,920	714,475
#	Samwha Electric Co. Ltd.	15,682	309,797
#	Samyang Corp.	24,854	836,547
#	Samyang Foods Co. Ltd.	17,183	11,728,088
#	Samyang Holdings Corp.	28,438	1,230,831
	Samyang Packaging Corp.	28,691	273,163
#	Samyang Tongsang Co. Ltd.	10,960	356,975
#	Samyoung Co. Ltd.	134,031	381,182
#	Sang-A Frontec Co. Ltd.	30,472	334,927
*	Sangbo Corp.	112,990	86,993
#*	Sangsangin Co. Ltd.	176,091	248,295
#	Sangsin Energy Display Precision Co. Ltd.	75,485	405,958
#	Saramin Co. Ltd.	40,562	448,087
#	Satrec Initiative Co. Ltd.	9,250	292,511
#*	SBI Investment Korea Co. Ltd.	495,311	251,881
*††	SBW	24,366	43,228
#	SD Biosensor, Inc.	265,358	1,754,496
#*	SDN Co. Ltd.	186,770	185,337
	SeAH Besteel Holdings Corp.	124,159	1,562,806
	SeAH Holdings Corp.	495	32,049
#	SeAH Steel Corp.	13,617	1,695,157
#	SeAH Steel Holdings Corp.	19,660	3,109,195
	Sebang Co. Ltd.	81,312	652,797
#	Sebang Global Battery Co. Ltd.	48,088	2,330,269

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Seegene, Inc.	127,658	$2,360,503
#	Segyung Hitech Co. Ltd.	51,529	255,132
#	Sejin Heavy Industries Co. Ltd.	59,731	365,332
#	Sejong Industrial Co. Ltd.	131,898	390,566
#	Sekonix Co. Ltd.	82,074	308,607
*	SEMCNS Co. Ltd.	9,872	32,199
#	Sempio Foods Co.	8,674	160,326
#	Seobu T&D	236,941	959,593
	Seohan Co. Ltd.	698,530	416,039
#	Seohee Construction Co. Ltd.	788,596	961,122
#*	Seojin System Co. Ltd.	137,325	1,969,016
#*	Seoul Auction Co. Ltd.	38,918	242,487
	Seoul City Gas Co. Ltd.	3,726	133,339
*	Seoul Food Industrial Co. Ltd.	626,950	73,209
#*	Seoul Semiconductor Co. Ltd.	267,318	1,251,543
	Seoulin Bioscience Co. Ltd.	6,494	33,443
	SEOWONINTECH Co. Ltd.	6,973	26,194
#	Seoyon Co. Ltd.	107,722	563,438
#	Seoyon E-Hwa Co. Ltd.	120,354	997,811
*††	Setopia Co. Ltd.	26,820	3,830
	SEWOONMEDICAL Co. Ltd.	24,738	41,946
#	SFA Engineering Corp.	96,023	1,371,128
#*	SFA Semicon Co. Ltd.	364,361	767,284
#	SGC Energy Co. Ltd.	64,795	1,062,198
#	Shin Heung Energy & Electronics Co. Ltd.	159,574	475,865
#*	Shin Poong Pharmaceutical Co. Ltd.	25,237	134,285
#	Shindaeyang Paper Co. Ltd.	105,995	637,470
	Shinhan Financial Group Co. Ltd. (055550 KS)	1,478,212	53,422,533
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	269,770	9,706,325

		Shares	Value»
SOUTH KOREA — (Continued)
#	Shinil Electronics Co. Ltd.	231,645	$251,957
#	Shinsegae Food Co. Ltd.	11,543	260,318
#	Shinsegae Information & Communication Co. Ltd.	15,132	132,391
#	Shinsegae International, Inc.	95,552	659,630
#	Shinsegae, Inc.	58,746	6,513,302
#	Shinsung Delta Tech Co. Ltd.	28,465	1,187,937
#*	Shinsung E&G Co. Ltd.	380,904	366,153
	Shinsung ST Co. Ltd.	5,010	112,163
*	Shinwha Intertek Corp.	120,200	145,106
#	Shinwon Corp.	365,301	441,270
*	Shinyoung Securities Co. Ltd.	29,046	1,819,147
#	Showbox Corp.	106,070	242,424
#*	Signetics Corp.	238,036	116,870
#*	Silicon2 Co. Ltd.	111,564	2,806,488
	Silla Co. Ltd.	14,535	94,094
#	SIMMTECH Co. Ltd.	102,488	1,138,007
	SIMPAC, Inc.	77,451	221,668
	Sindoh Co. Ltd.	27,777	841,200
	Sinil Pharm Co. Ltd.	25,229	115,043
#*	SK Biopharmaceuticals Co. Ltd.	76,501	5,736,610
#*	SK Bioscience Co. Ltd.	15,706	438,180
#	SK Chemicals Co. Ltd.	43,185	1,208,637
#	SK Discovery Co. Ltd.	83,920	2,456,014
#*	SK Eternix Co. Ltd.	119,545	1,431,124
#	SK Gas Ltd.	19,191	3,233,722
#	SK Hynix, Inc.	994,055	124,031,297
#*Ω	SK IE Technology Co. Ltd.	38,099	600,207
#	SK Innovation Co. Ltd.	24,243	1,610,247
#	SK Networks Co. Ltd.	1,089,212	3,234,822
#*	SK oceanplant Co. Ltd.	143,541	1,511,831
	SK Securities Co. Ltd.	2,483,943	844,375
	SK Telecom Co. Ltd. (017670 KS)	142,068	5,427,964
	SK Telecom Co. Ltd. (SKM US), Sponsored ADR	483	10,425

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SK, Inc.	134,734	$12,539,784
#*	SKC Co. Ltd.	12,038	863,606
#	SL Corp.	134,564	3,107,677
*	SM Culture & Contents Co. Ltd.	50,611	52,277
#	SM Entertainment Co. Ltd.	34,714	3,018,437
#*	SMEC Co. Ltd.	230,148	437,647
#	SNT Dynamics Co. Ltd.	110,173	2,570,012
#	SNT Holdings Co. Ltd.	50,310	1,174,251
#	SNT Motiv Co. Ltd.	142,786	2,771,292
*	SOCAR, Inc.	27,784	283,228
#	S-Oil Corp.	187,740	6,857,361
*	Solborn, Inc.	24,234	65,268
#	Solid, Inc.	315,105	1,581,001
#*	SOLUM Co. Ltd.	234,886	2,718,395
#	Solus Advanced Materials Co. Ltd.	120,335	722,680
	Songwon Industrial Co. Ltd.	112,300	902,563
#	Soop Co. Ltd.	47,915	2,764,614
	Soosan Cebotics Co. Ltd.	114,179	148,292
#	Soosan Industries Co. Ltd.	29,624	413,989
#	Soulbrain Co. Ltd.	19,001	2,314,710
	Soulbrain Holdings Co. Ltd.	38,911	854,000
#	SPC Samlip Co. Ltd.	13,592	606,484
#	SPG Co. Ltd.	27,155	477,773
#	Spigen Korea Co. Ltd.	24,455	453,750
#	ST Pharm Co. Ltd.	29,693	1,648,333
#	STIC Investments, Inc.	182,158	1,268,717
	Straffic Co. Ltd.	123,980	343,892
#*	Studio Dragon Corp.	63,179	2,276,812
*	Sugentech, Inc.	22,534	87,284
#	Suheung Co. Ltd.	33,452	336,611
#*	Sukgyung AT Co. Ltd.	6,779	235,419
#	Sun Kwang Co. Ltd.	24,057	275,038
#	Sung Kwang Bend Co. Ltd.	97,446	1,867,054
*	Sungchang Enterprise Holdings Ltd.	333,157	314,022
#*	Sungeel Hitech Co. Ltd.	10,757	254,735
#	Sungshin Cement Co. Ltd.	147,254	953,230
#	Sungwoo Hitech Co. Ltd.	467,801	1,833,567
#	Sunjin Co. Ltd.	110,942	457,900

		Shares	Value»
SOUTH KOREA — (Continued)
#	Sunny Electronics Corp.	117,100	$140,172
*††	SUNP Corp.	79,463	9,671
#*	Suprema, Inc.	29,598	675,381
*	Suresoft Technologies, Inc.	26,545	95,217
	SV Investment Corp.	69,884	75,496
#*	SY Co. Ltd.	206,794	541,322
	SY Steel Tech, Inc.	21,932	83,702
#*	Synergy Innovation Co. Ltd.	143,470	289,880
#*	Synopex, Inc.	404,427	1,802,914
*	Syntekabio, Inc.	5,422	27,656
#	Systems Technology, Inc.	54,558	764,867
*	T Scientific Co. Ltd.	120,947	73,608
#	T&L Co. Ltd.	25,102	1,272,605
#	Tae Kyung Industrial Co. Ltd.	77,028	267,045
#	Taekwang Industrial Co. Ltd.	1,881	1,001,791
#	TAEKYUNG BK Co. Ltd.	105,821	342,388
#*	Taesung Co. Ltd.	40,824	591,731
#*	Taewoong Co. Ltd.	68,575	725,160
#	Taeyang Metal Industrial Co. Ltd.	197,725	415,961
#*	Taihan Electric Wire Co. Ltd.	150,810	1,235,513
*	Taihan Fiberoptics Co. Ltd.	191,618	79,768
*	Tailim Packaging Co. Ltd.	76,664	116,219
#	TCC Steel	43,289	608,038
	TechWing, Inc.	89,928	2,160,743
#*	Tego Science, Inc.	10,158	111,664
#	Telechips, Inc.	54,858	522,586
#	TES Co. Ltd.	58,140	823,701
#*	Theragen Etex Co. Ltd.	187,474	396,694
#	TK Corp.	141,789	2,098,552
#	TKG Huchems Co. Ltd.	137,982	1,560,246
#	TLB Co. Ltd.	22,342	269,716
#	Tokai Carbon Korea Co. Ltd.	30,565	1,839,533
#*	Tongyang Life Insurance Co. Ltd.	334,713	1,439,093
#*	Tongyang, Inc.	994,398	409,447
#	Tonymoly Co. Ltd.	24,881	158,199
#*	Top Engineering Co. Ltd.	71,917	211,664
	Toptec Co. Ltd.	173,427	503,668
#	Tovis Co. Ltd.	89,537	994,827

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	TS Corp.	300,710	$719,481
#	TSE Co. Ltd.	11,580	333,209
*	TSI Co. Ltd.	11,190	47,003
#*	Tuksu Construction Co. Ltd.	77,601	445,987
*	Tway Air Co. Ltd.	283,780	423,931
*	TY Holdings Co. Ltd.	1,495	2,786
#	TYM Corp.	266,928	843,075
	UBCare Co. Ltd.	54,350	144,378
	Ubiquoss Holdings, Inc.	30,005	208,457
#	Ubiquoss, Inc.	65,559	346,500
#*	Ubivelox, Inc.	53,912	283,149
#	Uju Electronics Co. Ltd.	43,321	835,239
#*	Uni-Chem Co. Ltd.	244,760	282,138
	Unick Corp.	27,663	75,980
#	Unid Co. Ltd.	24,328	1,503,036
#	Union Semiconductor Equipment & Materials Co. Ltd.	104,952	437,307
#	Uniquest Corp.	61,270	247,663
*	Unison Co. Ltd.	237,583	199,904
#*	UniTest, Inc.	54,219	376,731
#	Unitrontech Co. Ltd.	114,109	470,947
#	Value Added Technology Co. Ltd.	52,898	755,332
#	Viatron Technologies, Inc.	64,006	343,278
#	VICTEK Co. Ltd.	75,937	218,633
*††	Vidente Co. Ltd.	125,954	55,202
#	Vieworks Co. Ltd.	34,738	599,705
#*	Vina Tech Co. Ltd.	9,706	171,048
#	VIOL Co. Ltd.	188,283	1,111,996
#	Vitzro Tech Co. Ltd.	82,846	454,601
#	Vitzrocell Co. Ltd.	81,762	1,373,590
#*	VM, Inc.	64,902	530,304
#*	VT Co. Ltd.	118,299	3,178,491
#	Webcash Corp.	29,097	250,998
#	Webzen, Inc.	81,795	793,358
*††	Wellbiotec Co. Ltd.	230,618	33,096
#	Whanin Pharmaceutical Co. Ltd.	78,165	644,800
#	WINS Technet Co. Ltd.	64,096	522,172
	WiSoL Co. Ltd.	136,175	655,753
#	Won Tech Co. Ltd.	211,414	1,222,304
#*	Wonik Holdings Co. Ltd.	230,899	672,674
#	WONIK IPS Co. Ltd.	89,127	1,419,751
#	Wonik Materials Co. Ltd.	48,585	690,280
#	Wonik QnC Corp.	87,902	1,050,638

		Shares	Value»
SOUTH KOREA — (Continued)
#	Woojin, Inc.	84,191	$477,165
*	Woongjin Co. Ltd.	109,041	108,243
#	Woongjin Thinkbig Co. Ltd.	375,295	448,388
#*	Wooree Bio Co. Ltd.	271,012	432,301
	Woori Financial Group, Inc. (316140 KS)	2,702,534	33,653,448
#*	Woori Technology Investment Co. Ltd.	56,732	264,057
#*	Woori Technology, Inc.	502,634	710,667
#	Woorison F&G Co. Ltd.	200,437	199,081
	Woory Industrial Co. Ltd.	9,039	60,032
#	Wooshin Systems Co. Ltd.	44,717	195,425
#*	Woosu AMS Co. Ltd.	146,440	317,653
#	Worldex Industry & Trading Co. Ltd.	65,311	802,547
*	Wysiwyg Studios Co. Ltd.	261,345	233,504
#	Xexymix Corp.	77,703	332,855
	Y G-1 Co. Ltd.	108,809	446,862
*	Y2 Solution Co. Ltd.	26,332	50,425
#*	YC Corp.	64,319	444,448
#	Y-entec Co. Ltd.	56,856	259,182
*	Yest Co. Ltd.	3,159	37,382
#	YG Entertainment, Inc.	43,323	2,045,321
#*	YG PLUS	135,962	523,609
	YMC Co. Ltd.	36,251	88,771
#*	YMT Co. Ltd.	29,633	188,210
#	Youlchon Chemical Co. Ltd.	24,264	476,916
#	Young Poong Corp.	26,170	683,560
#	Youngone Corp.	159,825	5,329,411
	Youngone Holdings Co. Ltd.	49,015	3,299,544
*	YTN Co. Ltd.	12,525	28,374
	Yuanta Securities Korea Co. Ltd.	606,739	1,263,003
#	Yuhan Corp.	28,009	2,244,588
	YuHwa Securities Co. Ltd.	32,205	54,909
*	Yungjin Pharmaceutical Co. Ltd.	219,028	313,646
#	Zeus Co. Ltd.	121,593	1,106,502
#	Zinus, Inc.	56,501	693,114

TOTAL SOUTH KOREA			2,704,560,204

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (0.0%)
#	AmRest Holdings SE	333,086	$1,559,642

TAIWAN — (17.5%)
	104 Corp.	30,000	214,305
#	91APP, Inc.	323,000	846,081
#	Aaeon Technology, Inc.	77,680	305,112
	ABC Taiwan Electronics Corp.	551,402	256,265
	Abico Avy Co. Ltd.	823,396	809,135
#	Ability Enterprise Co. Ltd.	1,769,974	2,579,719
#	Ability Opto-Electronics Technology Co. Ltd.	275,471	1,131,322
#	Abnova Corp.	107,000	96,097
#	AcBel Polytech, Inc.	4,507,033	3,631,554
	Accton Technology Corp.	1,267,369	23,606,420
	Acer Cyber Security, Inc.	6,446	37,641
#	Acer E-Enabling Service Business, Inc.	63,000	476,577
#	Acer, Inc.	9,499,595	10,380,442
#*	ACES Electronic Co. Ltd.	878,044	1,323,837
*	Acon Holding, Inc.	1,679,955	481,335
#	Acter Group Corp. Ltd.	772,122	9,719,659
#	Action Electronics Co. Ltd.	1,305,000	624,766
#	Actron Technology Corp.	310,018	1,242,723
	ADATA Technology Co. Ltd.	2,002,501	5,238,223
#	Addcn Technology Co. Ltd.	207,776	1,135,553
#*	Adimmune Corp.	769,000	477,039
	Adlink Technology, Inc.	274,000	647,516
#	Advanced Analog Technology, Inc.	42,000	65,804
#	Advanced Ceramic X Corp.	265,000	1,009,058
#	Advanced Energy Solution Holding Co. Ltd.	166,000	4,431,483
#	Advanced International Multitech Co. Ltd.	1,064,000	2,262,728

		Shares	Value»
TAIWAN — (Continued)
#*	Advanced Optoelectronic Technology, Inc.	728,000	$364,326
#	Advanced Power Electronics Corp.	461,000	1,068,456
#	Advancetek Enterprise Co. Ltd.	2,030,662	4,576,995
	Advantech Co. Ltd.	758,940	7,950,781
*	AEON Motor Co. Ltd.	335,000	295,309
	Aerospace Industrial Development Corp.	2,910,000	4,265,164
#	AGV Products Corp.	3,163,603	1,109,109
#	AIC, Inc.	30,000	279,690
#	Air Asia Co. Ltd.	84,000	99,325
	Airoha Technology Corp.	6,000	95,014
	Airtac International Group	419,335	11,517,547
#	Alchip Technologies Ltd.	144,000	9,622,903
#	Alexander Marine Co. Ltd.	129,563	576,759
#*	ALI Corp.	484,953	405,648
	All Ring Tech Co. Ltd.	70,000	560,000
#	Allied Circuit Co. Ltd.	197,356	718,673
#	Allied Supreme Corp.	297,000	2,260,722
#	Allis Electric Co. Ltd.	1,038,284	3,013,786
	Allmind Holdings Corp.	35,000	52,901
#	Alltek Technology Corp.	1,298,506	1,565,061
#	Alltop Technology Co. Ltd.	281,531	2,151,256
#	Alpha Networks, Inc.	1,563,873	1,349,415
#	Altek Corp.	2,013,985	2,296,533
#	Amazing Microelectronic Corp.	524,849	1,223,606
#	Ambassador Hotel	1,701,000	2,391,810
#	AMPACS Corp.	394,000	404,424
#	Ampak Technology, Inc.	178,000	527,745
#	Ampire Co. Ltd.	691,000	649,860
#	Ample Electronic Technology Co. Ltd.	25,000	77,897
#	AMPOC Far-East Co. Ltd.	609,567	1,673,093
#	AmTRAN Technology Co. Ltd.	4,615,918	2,069,098
*	Amulaire Thermal Technology, Inc.	30,000	23,694
#	Anderson Industrial Corp.	245,247	104,074

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Anji Technology Co. Ltd.	505,933	$466,064
#	Anpec Electronics Corp.	465,702	2,199,578
	Aopen, Inc.	70,000	101,226
#	Apac Opto Electronics, Inc.	277,000	645,248
#	Apacer Technology, Inc.	712,005	1,024,499
#	APAQ Technology Co. Ltd.	30,000	93,392
#	APCB, Inc.	907,000	412,944
#	Apex Biotechnology Corp.	486,625	478,925
#	Apex Dynamics, Inc.	52,000	1,092,580
#*	Apex International Co. Ltd.	1,105,506	799,277
#	Apex Science & Engineering	761,437	266,477
#	ARBOR Technology Corp.	136,000	194,856
#	Arcadyan Technology Corp.	1,088,759	8,056,794
#	Ardentec Corp.	4,343,993	10,133,163
#	ARES International Corp.	103,000	208,006
#	Argosy Research, Inc.	414,391	1,881,822
	Arizon RFID Technology Cayman Co. Ltd.	3,000	16,898
#	ASE Technology Holding Co. Ltd.	10,742,387	45,775,439
	Asia Cement Corp.	7,878,655	11,097,441
#	Asia Electronic Material Co. Ltd.	573,000	359,915
#	Asia Optical Co., Inc.	1,373,000	5,836,066
*	Asia Plastic Recycling Holding Ltd.	1,370,533	248,421
#	Asia Polymer Corp.	2,746,858	1,088,870
#	Asia Tech Image, Inc.	408,000	1,233,083
#	Asia Vital Components Co. Ltd.	762,183	11,190,948
#	ASIX Electronics Corp.	199,000	567,446
#	ASMedia Technology, Inc.	45,048	2,381,868
#	ASolid Technology Co. Ltd.	210,000	364,227
	ASPEED Technology, Inc.	116,098	10,922,076
	ASROCK, Inc.	389,000	2,141,888

		Shares	Value»
TAIWAN — (Continued)
	Asustek Computer, Inc.	1,444,861	$26,422,017
#	ATE Energy International Co. Ltd.	481,000	352,900
#	Aten International Co. Ltd.	583,715	1,250,765
#	Auden Techno Corp.	172,000	459,570
	Audix Corp.	582,375	1,093,901
#	AUO Corp. (2409 TT)	23,127,198	8,898,181
#	AURAS Technology Co. Ltd.	113,303	1,747,326
#	Aurona Industries, Inc.	433,000	276,813
#	Aurora Corp.	341,258	652,533
#	Avalue Technology, Inc.	368,000	1,128,124
#	AVer Information, Inc.	62,000	70,014
#	Avermedia Technologies	554,000	668,238
	Awea Mechantronic Co. Ltd.	149,062	141,453
#	Axiomtek Co. Ltd.	476,659	1,530,573
#	Azurewave Technologies, Inc.	523,000	749,710
#	Bafang Yunji International Co. Ltd.	272,000	1,560,218
#	Bank of Kaohsiung Co. Ltd.	5,488,240	2,038,111
#	Basso Industry Corp..	886,284	1,032,395
#	BenQ Materials Corp.	1,300,000	967,309
#	BES Engineering Corp.	9,349,050	3,087,767
#	Billion Electric Co. Ltd.	404,000	394,307
#	Bin Chuan Enterprise Co. Ltd.	663,257	1,011,852
	B’in Live Co. Ltd.	42,897	94,547
	Bionet Corp.	12,945	30,074
#	Bionime Corp.	193,000	339,587
#*	Biostar Microtech International Corp.	851,712	501,810
#	Bioteque Corp.	406,680	1,609,084
	Bizlink Holding, Inc.	1,011,782	17,127,633
#	Bon Fame Co. Ltd.	163,000	385,327
#*	Bonny Worldwide Ltd.	19,000	96,902
	Bora Pharmaceuticals Co. Ltd.	174,934	3,907,774
	Brave C&H Supply Co. Ltd.	157,000	488,988
#	Bright Led Electronics Corp.	567,180	323,734

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Brightek Optoelectronic Co. Ltd.	207,000	$291,488
	Brighten Optix Corp.	56,099	243,718
	Brighton-Best International Taiwan, Inc.	2,965,749	3,093,545
#	Brillian Network & Automation Integrated System Co. Ltd.	44,540	255,433
	Brogent Technologies, Inc.	22,000	68,603
#	Browave Corp.	428,000	2,119,612
#	C Sun Manufacturing Ltd.	644,258	2,859,635
#*	Calin Technology Co. Ltd.	330,000	297,281
	Calitech Co. Ltd.	51,000	99,292
*	Cameo Communications, Inc.	1,466,435	406,016
#	Capital Futures Corp.	784,187	1,189,606
#	Capital Securities Corp.	10,784,614	8,774,344
#*	Career Technology MFG. Co. Ltd.	3,697,993	1,354,209
#	Carnival Industrial Corp.	544,530	134,701
*	Casing Macron Technology Co. Ltd.	16,000	8,586
#	Castles Technology Co. Ltd.	481,940	1,042,795
#	Caswell, Inc.	294,000	826,068
	Catcher Technology Co. Ltd.	2,242,872	15,267,717
#	Cathay Chemical Works	106,000	179,768
#	Cathay Consolidated, Inc.	31,099	90,742
	Cathay Financial Holding Co. Ltd.	14,085,826	25,953,268
	Cathay Real Estate Development Co. Ltd.	4,322,600	2,613,193
#	Cayman Engley Industrial Co. Ltd.	316,801	308,454
#	CCP Contact Probes Co. Ltd.	445,313	385,336
#*	Celxpert Energy Corp.	599,690	541,189
#	Cenra, Inc.	829,000	899,181

		Shares	Value»
TAIWAN — (Continued)
#	Center Laboratories, Inc.	3,381,496	$3,779,223
#	Central Reinsurance Co. Ltd.	2,311,575	1,899,127
	Century Iron & Steel Industrial Co. Ltd.	1,040,000	5,731,216
	Chailease Holding Co. Ltd.	4,701,599	16,916,801
#	Chain Chon Industrial Co. Ltd.	1,153,483	484,814
#*	ChainQui Construction Development Co. Ltd.	753,946	337,568
#	Chaintech Technology Corp.	245,000	272,250
#*	Champion Building Materials Co. Ltd.	1,595,451	551,999
	Champion Microelectronic Corp.	98,000	140,276
	Chang Hwa Commercial Bank Ltd.	15,102,584	8,611,822
#	Chang Wah Electromaterials, Inc.	2,458,190	3,309,202
	Chang Wah Technology Co. Ltd.	2,356,450	2,656,911
#	Channel Well Technology Co. Ltd.	1,329,000	3,015,619
#	Chant Sincere Co. Ltd.	122,000	191,097
	Charoen Pokphand Enterprise	1,376,582	4,307,833
	Chateau International Development Co. Ltd.	12,810	11,851
#	CHC Healthcare Group	749,000	1,013,448
#	CHC Resources Corp.	481,048	1,082,534
#	Chen Full International Co. Ltd.	574,000	860,714
	Chenbro Micom Co. Ltd.	229,000	1,788,637
#*	Cheng Fwa Industrial Co. Ltd.	381,000	288,723
#	Cheng Loong Corp.	6,488,160	3,545,577
#*	Cheng Mei Materials Technology Corp.	3,635,574	1,469,710

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Cheng Shin Rubber Industry Co. Ltd.	9,045,508	$13,970,921
#	Cheng Uei Precision Industry Co. Ltd.	3,027,630	4,640,124
#	Chenming Electronic Technology Corp.	314,708	874,857
#	Chia Chang Co. Ltd.	855,000	1,039,441
#	Chia Hsin Cement Corp.	3,137,921	1,456,585
	Chialin Precision Industrial Co. Ltd.	4,000	10,135
	Chian Hsing Forging Industrial Co. Ltd.	69,200	42,628
	Chicony Electronics Co. Ltd.	2,686,689	12,945,423
	Chicony Power Technology Co. Ltd.	1,134,696	3,797,544
	Chief Telecom, Inc.	134,900	1,823,587
	Chien Kuo Construction Co. Ltd.	922,691	823,551
#	Chien Shing Harbour Service Co. Ltd.	206,000	310,570
#	Chime Ball Technology Co. Ltd.	113,282	121,972
	China Airlines Ltd.	17,919,057	11,804,377
#	China Bills Finance Corp.	3,892,000	1,814,001
	China Container Terminal Corp.	423,000	380,182
#	China Ecotek Corp.	171,000	296,196
#	China Electric Manufacturing Corp.	1,740,658	741,633
#	China Fineblanking Technology Co. Ltd.	281,009	246,387
#	China General Plastics Corp.	2,985,607	1,039,195
#	China Glaze Co. Ltd.	774,022	390,902
#*	China Man-Made Fiber Corp.	8,540,227	1,696,505
#	China Metal Products	2,311,405	1,916,063
#	China Motor Corp.	1,469,286	3,295,350
#*	China Petrochemical Development Corp.	25,757,099	5,789,901
#	China Steel Chemical Corp.	1,056,998	3,021,546
#	China Steel Corp.	27,652,440	17,882,641
#	China Steel Structure Co. Ltd.	530,000	726,258

		Shares	Value»
TAIWAN — (Continued)
	China Wire & Cable Co. Ltd.	671,680	$709,091
#	Chinese Maritime Transport Ltd.	573,964	727,156
#	Ching Feng Home Fashions Co. Ltd.	861,860	661,881
#	Chin-Poon Industrial Co. Ltd.	2,600,617	2,631,527
*	Chip Hope Co. Ltd.	99,000	121,478
	Chipbond Technology Corp.	4,727,000	9,398,810
#	ChipMOS Technologies, Inc. (8150 TT)	4,024,155	3,329,097
	ChipMOS Technologies, Inc. (IMOS US), ADR	60,690	1,001,999
#	Chlitina Holding Ltd.	361,596	1,288,971
	Chong Hong Construction Co. Ltd.	1,395,739	3,823,814
	Chroma ATE, Inc.	704,705	6,441,878
	Chun YU Works & Co. Ltd.	1,438,500	941,367
	Chun Yuan Steel Industry Co. Ltd.	3,122,177	1,775,244
#	Chung Hung Steel Corp.	5,644,926	2,853,764
	Chung Hwa Food Industrial Co. Ltd.	101,115	289,259
#*	Chung Hwa Pulp Corp.	2,739,308	1,094,927
	Chung Lien Co. Ltd.	24,000	28,138
	Chung Tai Resource Technology Corp.	25,000	57,421
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	2,139,500	8,536,960
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	385,000	351,315
#	Chunghwa Precision Test Tech Co. Ltd.	84,000	1,916,842
	Chunghwa Telecom Co. Ltd. (2412 TT)	5,266,000	21,289,932
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	64,401	2,604,376
#	Chyang Sheng Texing Co. Ltd.	1,336,000	948,139
#	CKM Applied Materials Corp.	145,000	146,957

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Cleanaway Co. Ltd. (8422 TT)	537,000	$3,049,296
#	Clevo Co.	3,005,482	4,504,011
#	CMC Magnetics Corp.	7,080,967	1,759,176
	C-Media Electronics, Inc.	11,000	12,198
#*	CoAsia Electronics Corp.	524,793	915,267
#	Collins Co. Ltd.	789,060	378,348
	Compal Electronics, Inc.	14,594,560	12,575,731
#	Compeq Manufacturing Co. Ltd.	4,820,000	8,460,236
	Complex Micro Interconnection Co. Ltd.	21,000	26,953
#	Compucase Enterprise	466,000	957,755
#	Concord International Securities Co. Ltd.	506,303	203,357
#	Concord Securities Co. Ltd.	4,060,004	1,481,734
#	Continental Holdings Corp.	2,637,250	2,008,597
#	Contrel Technology Co. Ltd.	1,064,000	1,263,511
#	Coremax Corp.	449,486	633,776
#	Coretronic Corp.	2,117,600	4,167,831
#	Co-Tech Development Corp.	1,626,800	2,428,043
	Cowealth Medical Holding Co. Ltd.	95,369	52,824
#	Coxon Precise Industrial Co. Ltd.	280,000	133,009
	Creative Sensor, Inc.	12,600	18,050
	Crowell Development Corp.	405,000	453,419
	Cryomax Cooling System Corp.	78,565	74,149
*	CSBC Corp. Taiwan	244,371	128,306
	CTBC Financial Holding Co. Ltd.	55,387,931	68,251,183
	CTCI Advanced Systems, Inc.	29,000	127,884
	CTCI Corp.	3,997,896	3,437,656
#	CTI Traffic Industries Co. Ltd.	130,000	435,941
#	Cub Elecparts, Inc.	162,000	456,740
#	CviLux Corp.	659,378	966,306
*	CX Technology Co. Ltd.	133,875	97,532
#	Cyberlink Corp.	205,504	637,312

		Shares	Value»
TAIWAN — (Continued)
#	CyberPower Systems, Inc.	345,450	$3,049,669
#*	CyberTAN Technology, Inc.	2,354,873	1,667,017
#*	Cypress Technology Co. Ltd.	284,589	247,850
#	Cystech Electronics Corp.	90,801	231,003
#	DA CIN Construction Co. Ltd.	1,642,247	2,886,514
#	Dafeng TV Ltd.	411,061	684,293
#	Dah San Electric Wire & Cable Co. Ltd.	407,264	662,997
#	Da-Li Development Co. Ltd.	2,501,659	3,630,070
#	Darfon Electronics Corp.	1,596,700	1,897,637
#	Darwin Precisions Corp.	2,803,304	1,002,790
	Data Image Corp.	25,000	38,903
#	Daxin Materials Corp.	312,500	1,614,943
#	De Licacy Industrial Co. Ltd.	1,808,997	812,932
#	Delpha Construction Co. Ltd.	808,000	837,796
	Delta Electronics, Inc.	2,175,028	22,790,370
#	Depo Auto Parts Ind Co. Ltd.	874,634	4,991,033
	Desiccant Technology Corp.	4,000	17,889
#	DFI, Inc.	71,000	138,981
#	Dimerco Data System Corp.	218,686	855,941
#	Dimerco Express Corp.	1,179,158	2,715,247
	DingZing Advanced Materials, Inc.	4,000	16,139
#	D-Link Corp.	3,535,537	1,817,558
#	Donpon Precision, Inc.	446,000	399,550
#	Dr. Wu Skincare Co. Ltd.	153,000	645,500
#	Draytek Corp.	307,000	326,541
#	Drewloong Precision, Inc.	166,965	914,560
#*	Dyaco International, Inc.	650,093	480,675
#	Dynamic Holding Co. Ltd.	1,787,693	2,409,097
#	Dynamic Medical Technologies, Inc.	66,660	173,574

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Dynapack International Technology Corp.	1,030,000	$5,600,998
	E Ink Holdings, Inc.	1,107,000	7,733,041
	E.Sun Financial Holding Co. Ltd.	28,731,501	25,484,170
#	Eastech Holding Ltd.	238,000	770,072
*	Eastern Media International Corp.	1,761,909	901,668
#	Eclat Textile Co. Ltd.	614,518	8,009,860
	eCloudvalley Digital Technology Co. Ltd.	17,000	47,850
#	ECOVE Environment Corp.	209,000	1,872,460
#*	Edimax Technology Co. Ltd.	1,230,423	870,400
#	Edison Opto Corp.	714,345	443,160
#	Edom Technology Co. Ltd.	1,339,141	1,026,857
#	eGalax_eMPIA Technology, Inc.	351,267	468,283
	Elan Microelectronics Corp.	1,571,026	6,461,826
#	E-Lead Electronic Co. Ltd.	321,746	487,113
#	E-LIFE MALL Corp.	520,000	1,183,196
#*	Elite Advanced Laser Corp.	398,320	2,579,708
#	Elite Material Co. Ltd.	870,839	15,155,583
	Elite Semiconductor Microelectronics Technology, Inc.	1,260,390	2,049,202
#	Elitegroup Computer Systems Co. Ltd.	1,994,028	967,379
#	eMemory Technology, Inc.	180,000	14,493,869
#	Emerging Display Technologies Corp.	865,000	650,159
	Ennoconn Corp.	693,298	5,830,981
#	Ennostar, Inc.	4,657,431	5,266,205
	EnTie Commercial Bank Co. Ltd.	2,316,166	947,915
#*	Epileds Technologies, Inc.	484,000	344,909
#*	Episil Technologies, Inc.	211,000	237,568
#	Episil-Precision, Inc.	745,015	791,752
#	Eris Technology Corp.	141,689	725,096
#	Eson Precision Ind Co. Ltd.	812,000	1,144,737
	Eternal Materials Co. Ltd.	6,283,099	5,036,237

		Shares	Value»
TAIWAN — (Continued)
#	Eurocharm Holdings Co. Ltd.	198,000	$959,098
	Eva Airways Corp.	16,480,695	19,795,448
#	Ever Supreme Bio Technology Co. Ltd.	140,554	730,289
*	Everest Textile Co. Ltd.	3,502,829	741,157
	Evergreen Aviation Technologies Corp.	690,000	2,249,586
	Evergreen International Storage & Transport Corp.	3,462,000	3,133,739
#	Evergreen Marine Corp. Taiwan Ltd.	2,949,568	19,110,188
#	EVERGREEN Steel Corp.	1,127,000	2,912,705
#	Everlight Chemical Industrial Corp.	2,990,756	1,576,178
#	Everlight Electronics Co. Ltd.	3,453,570	8,283,454
#*	Everspring Industry Co. Ltd.	559,300	190,120
#	Evertop Wire Cable Corp.	709,000	536,197
#	Excel Cell Electronic Co. Ltd.	135,000	77,606
#	Excellence Opto, Inc.	141,000	90,124
	Excelliance Mos Corp.	33,000	82,586
#	Excelsior Medical Co. Ltd.	1,029,394	2,806,987
#	EZconn Corp.	221,429	2,475,576
	Far Eastern Department Stores Ltd.	8,012,000	5,881,088
	Far Eastern International Bank	20,812,305	8,379,477
	Far Eastern New Century Corp.	11,858,705	12,203,156
	Far EasTone Telecommunications Co. Ltd.	6,582,391	17,651,064
#	Faraday Technology Corp.	778,837	4,423,166
	Farcent Enterprise Co. Ltd.	43,000	74,121
	Farglory F T Z Investment Holding Co. Ltd.	941,817	1,011,682

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Farglory Land Development Co. Ltd.	1,494,105	$2,789,697
	FDC International Hotels Corp.	79,000	124,968
	Feature Integration Technology, Inc.	13,000	24,895
#*	Federal Corp.	2,382,938	1,334,699
#	Feedback Technology Corp.	241,070	810,784
	Feng Hsin Steel Co. Ltd.	2,993,131	5,630,970
#	Feng TAY Enterprise Co. Ltd.	1,966,959	6,962,693
#	FIC Global, Inc.	219,000	205,582
*	FineMat Applied Materials Co. Ltd.	101,000	90,770
#	FineTek Co. Ltd.	135,069	510,424
#	Firich Enterprises Co. Ltd.	232,000	188,522
#*	First Copper Technology Co. Ltd.	458,000	505,989
	First Financial Holding Co. Ltd.	26,470,056	21,078,302
#	First Hi-Tec Enterprise Co. Ltd.	518,736	2,345,821
#	First Hotel	1,433,293	594,541
#	First Insurance Co. Ltd.	1,874,640	1,730,503
#*	First Steamship Co. Ltd.	5,234,961	1,009,575
#	FIT Holding Co. Ltd.	1,132,436	1,664,917
#	Fitipower Integrated Technology, Inc.	593,700	4,075,533
#*	Fittech Co. Ltd.	266,945	600,975
#	FLEXium Interconnect, Inc.	2,477,724	3,934,447
#	Flytech Technology Co. Ltd.	706,070	2,509,795
#	FocalTech Systems Co. Ltd.	741,000	1,441,425
#	Forcecon Tech Co. Ltd.	510,085	1,768,189
*	Forest Water Environment Engineering Co. Ltd.	253,176	237,683
#	Formosa Advanced Technologies Co. Ltd.	1,383,000	1,150,077
#	Formosa Chemicals & Fibre Corp.	6,799,198	5,313,267

		Shares	Value»
TAIWAN — (Continued)
#*	Formosa Electronic Industries, Inc.	128,000	$141,457
#	Formosa International Hotels Corp.	332,975	2,076,021
#	Formosa Laboratories, Inc.	752,467	1,422,456
	Formosa Oilseed Processing Co. Ltd.	360,135	333,865
#	Formosa Optical Technology Co. Ltd.	223,000	971,067
#	Formosa Petrochemical Corp.	1,401,000	1,533,739
#	Formosa Plastics Corp.	6,452,770	6,874,996
#	Formosa Sumco Technology Corp.	264,000	658,922
#	Formosa Taffeta Co. Ltd.	5,250,460	2,721,651
#	Formosan Rubber Group, Inc.	1,503,128	1,175,820
#	Formosan Union Chemical	2,519,936	1,366,840
#	Fortune Electric Co. Ltd.	451,534	5,951,378
*	Forward Electronics Co. Ltd.	13,000	9,011
	Fositek Corp.	52,000	749,937
#	Founding Construction & Development Co. Ltd.	1,374,882	754,524
	Foxconn Technology Co. Ltd.	3,063,241	5,701,586
#	Foxsemicon Integrated Technology, Inc.	544,402	4,665,515
#	Franbo Lines Corp.	1,655,881	1,035,364
#	Froch Enterprise Co. Ltd.	1,509,384	711,458
#	FSP Technology, Inc.	887,619	1,497,802
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	603,409	312,433
#	Fu Hua Innovation Co. Ltd.	2,171,406	2,553,810
	Fubon Financial Holding Co. Ltd.	13,863,204	36,743,454
#	Fulgent Sun International Holding Co. Ltd.	1,178,025	3,753,659

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Full Wang International Development Co. Ltd.	9,000	$7,791
#	Fullerton Technology Co. Ltd.	667,670	517,903
#*	Fulltech Fiber Glass Corp.	3,340,554	2,857,214
	Fusheng Precision Co. Ltd.	678,000	7,562,891
#	Fwusow Industry Co. Ltd.	1,476,109	653,417
#	G Shank Enterprise Co. Ltd.	1,186,562	2,711,616
#	Galaxy Software Services Corp.	20,995	119,701
#	Gallant Micro Machining Co. Ltd.	16,000	193,553
#	Gamania Digital Entertainment Co. Ltd.	971,000	2,229,682
#*	GCS Holdings, Inc.	401,000	1,168,352
#	GEM Services, Inc.	453,970	921,683
*	GEM Terminal Industrial Co. Ltd.	148,000	86,798
#	Gemtek Technology Corp.	2,619,574	2,330,063
*	General Interface Solution GIS Holding Ltd.	1,920,000	2,817,126
#	General Plastic Industrial Co. Ltd.	631,478	627,928
#	Generalplus Technology, Inc.	436,000	567,890
*	GeneReach Biotechnology Corp.	140,182	91,068
#	Genesys Logic, Inc.	308,000	1,344,703
#	Genius Electronic Optical Co. Ltd.	666,576	7,829,336
	Genmont Biotech, Inc.	55,314	34,186
#	Genovate Biotechnology Co. Ltd.	383,371	246,527
#	GeoVision, Inc.	416,377	817,311
#	Getac Holdings Corp.	2,306,281	7,760,593
#	GFC Ltd.	277,400	937,448
#	Giant Manufacturing Co. Ltd.	1,067,355	4,357,185
#	Giantplus Technology Co. Ltd.	1,916,000	794,405

		Shares	Value»
TAIWAN — (Continued)
#	Gigabyte Technology Co. Ltd.	1,272,750	$9,188,002
#*	Gigasolar Materials Corp.	242,678	480,992
#*	Gigastorage Corp.	1,251,576	478,415
#	Global Brands Manufacture Ltd.	2,355,175	4,486,579
#	Global Lighting Technologies, Inc.	528,000	742,574
#	Global Mixed Mode Technology, Inc.	516,000	3,580,024
#	Global PMX Co. Ltd.	420,000	1,209,266
	Global Unichip Corp.	282,000	9,059,304
#	Globaltek Fabrication Co. Ltd.	78,000	152,400
#	Globalwafers Co. Ltd.	920,779	8,886,488
#	Globe Union Industrial Corp.	1,815,136	619,455
#	Gloria Material Technology Corp.	3,452,885	4,766,407
*	Glotech Industrial Corp.	99,000	33,746
#*	GlycoNex, Inc.	334,828	193,014
#	GMI Technology, Inc.	1,055,563	1,761,270
#	Gold Circuit Electronics Ltd.	1,367,372	8,225,680
#	Goldsun Building Materials Co. Ltd.	6,445,965	7,918,176
#	Good Will Instrument Co. Ltd.	411,342	539,357
#	Gordon Auto Body Parts	610,000	650,928
#	Gourmet Master Co. Ltd.	741,102	2,122,107
#	Grand Fortune Securities Co. Ltd.	2,170,214	835,160
#*	Grand Pacific Petrochemical	7,372,579	2,717,412
#	Grand Process Technology Corp.	96,000	2,799,408
	GrandTech CG Systems, Inc.	331,890	547,928
	Grape King Bio Ltd.	869,000	3,700,974
	Great China Metal Industry	1,132,000	812,499
#	Great Taipei Gas Co. Ltd.	1,511,000	1,453,357
#	Great Tree Pharmacy Co. Ltd.	409,742	2,044,256
	Great Wall Enterprise Co. Ltd.	4,359,478	8,157,952
	Greatek Electronics, Inc.	2,374,000	4,082,178

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Green World FinTech Service Co. Ltd.	455,000	$807,150
#	Group Up Industrial Co. Ltd.	308,000	1,748,303
#	GTM Holdings Corp.	1,004,550	1,001,221
#	Gudeng Precision Industrial Co. Ltd.	176,292	2,036,520
#*	Hai Kwang Enterprise Corp.	191,400	89,297
#	Hannstar Board Corp.	2,547,164	3,783,396
#*	HannStar Display Corp.	14,221,323	3,150,950
#*	HannsTouch Holdings Co.	3,937,862	866,145
#	Hanpin Electron Co. Ltd.	381,000	557,908
	Harmony Electronics Corp.	81,000	77,741
#	Harvatek Corp.	1,062,839	544,944
#	Heran Co. Ltd.	97,000	257,988
#	Hey Song Corp.	1,993,500	2,438,367
#	Hi-Clearance, Inc.	146,045	652,359
#	Highlight Tech Corp.	499,273	709,180
*	High-Tek Harness Enterprise Co. Ltd.	141,000	17,458
	Highwealth Construction Corp.	5,752,408	7,352,249
#	Hi-Lai Foods Co. Ltd.	77,000	353,588
#	HIM International Music, Inc.	222,200	674,907
#	Hiroca Holdings Ltd.	466,221	351,572
#	Hitron Technology, Inc.	826,997	561,998
#	Hiwin Technologies Corp.	969,866	6,694,829
#	Hiyes International Co. Ltd.	182,944	685,074
#	Ho Tung Chemical Corp.	6,315,828	1,661,583
#	Hocheng Corp.	1,552,266	866,070
#	Holdings-Key Electric Wire & Cable Co. Ltd.	582,521	703,019
#	Holiday Entertainment Co. Ltd.	422,390	1,014,748
#	Holtek Semiconductor, Inc.	1,042,000	1,327,632
#	Holy Stone Enterprise Co. Ltd.	1,022,358	2,675,007
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	17,900,403	79,751,605
#	Hong Ho Precision Textile Co. Ltd.	350,000	284,557

		Shares	Value»
TAIWAN — (Continued)
#	Hong Pu Real Estate Development Co. Ltd.	1,477,554	$1,373,061
#	Hong TAI Electric Industrial	1,557,000	1,501,709
#	Hong YI Fiber Industry Co.	1,007,680	391,940
#	Horizon Securities Co. Ltd.	2,505,560	807,852
#	Hota Industrial Manufacturing Co. Ltd.	1,423,816	2,833,797
#	Hotai Finance Co. Ltd.	1,025,960	2,180,449
#	Hotai Motor Co. Ltd.	544,180	10,592,226
#*	Hotron Precision Electronic Industrial Co. Ltd.	453,364	278,743
	Hsin Ba Ba Corp.	50,017	137,435
#	Hsin Kuang Steel Co. Ltd.	1,785,000	2,409,915
#	Hsin Yung Chien Co. Ltd.	263,510	730,709
#	Hsing TA Cement Co.	846,222	443,803
#*	HTC Corp.	4,551,619	5,509,914
#	Hu Lane Associate, Inc.	571,493	2,713,230
#	HUA ENG Wire & Cable Co. Ltd.	2,086,000	1,607,320
	Hua Jung Components Co. Ltd.	34,000	14,246
	Hua Nan Financial Holdings Co. Ltd.	24,791,365	20,991,285
#	Hua Yu Lien Development Co. Ltd.	249,000	930,728
	Huaku Development Co. Ltd.	2,152,640	7,022,249
#	Huang Hsiang Construction Corp..	418,735	675,989
	Huikwang Corp.	57,000	48,323
	Hung Ching Development & Construction Co. Ltd.	933,000	853,663
#	Hung Sheng Construction Ltd.	2,917,603	2,081,798
	Huxen Corp.	276,072	433,799
#	Hwa Fong Rubber Industrial Co. Ltd.	1,294,096	704,812
#	Hwacom Systems, Inc.	460,000	308,069

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Hwang Chang General Contractor Co. Ltd.	215,897	$491,754
*	Ibase Gaming, Inc.	16,000	14,238
	Ibase Technology, Inc.	551,345	1,055,921
#	IBF Financial Holdings Co. Ltd.	18,608,377	7,046,417
	ICARES Medicus, Inc.	17,600	61,032
#	Ichia Technologies, Inc.	1,688,255	1,942,392
#	I-Chiun Precision Industry Co. Ltd.	1,155,784	2,843,297
*	Ideal Bike Corp.	684,324	147,255
#	IEI Integration Corp.	936,173	2,468,715
#*	In Win Development, Inc.	90,000	232,836
	Inergy Technology, Inc.	43,000	82,236
#	Infortrend Technology, Inc.	1,508,866	1,170,414
#	Info-Tek Corp.	502,000	484,516
#	Ingentec Corp.	77,886	289,494
	Innodisk Corp.	569,087	4,149,636
#	Innolux Corp.	26,643,761	11,410,435
#	Inpaq Technology Co. Ltd.	607,199	1,302,349
#	Insyde Software Corp.	181,200	1,454,974
#	Intai Technology Corp.	244,800	821,079
#	Integrated Service Technology, Inc.	666,669	2,117,099
#*	IntelliEPI, Inc.	95,000	286,431
#	Interactive Digital Technologies, Inc.	114,000	283,200
#*	International CSRC Investment Holdings Co.	4,824,083	1,603,459
#	International Games System Co. Ltd.	960,000	24,888,857
#	Inventec Corp.	6,372,276	8,139,629
#	Iron Force Industrial Co. Ltd.	312,878	940,508
#	I-Sheng Electric Wire & Cable Co. Ltd.	747,000	1,189,566
	ITE Technology, Inc.	896,646	3,647,610
#	ITEQ Corp.	1,376,608	2,764,549
#	Jarllytec Co. Ltd.	359,828	1,387,883
#	Jean Co. Ltd.	911,262	667,788
	Jentech Precision Industrial Co. Ltd.	186,356	5,868,294

		Shares	Value»
TAIWAN — (Continued)
#	Jetway Information Co. Ltd.	198,750	$280,065
#	Jetwell Computer Co. Ltd.	62,000	543,671
#	Jia Wei Lifestyle, Inc.	295,000	462,200
#	Jih Lin Technology Co. Ltd.	335,000	490,869
#	Jiin Yeeh Ding Enterprise Co. Ltd.	363,200	730,284
#	Jinan Acetate Chemical Co. Ltd.	274,983	7,238,665
*	Jinli Group Holdings Ltd.	688,681	186,994
	JMC Electronics Co. Ltd.	18,000	14,978
#	Johnson Health Tech Co. Ltd.	436,000	2,352,601
#	Joinsoon Electronics Manufacturing Co. Ltd.	558,108	220,804
#	Jourdeness Group Ltd.	177,000	199,103
#	JPC connectivity, Inc.	561,450	2,217,081
#	JPP Holding Co. Ltd.	37,802	168,020
#	JSL Construction & Development Co. Ltd.	456,943	1,179,715
#	K Laser Technology, Inc.	962,459	511,797
#	Kaimei Electronic Corp.	488,851	863,762
	Kaori Heat Treatment Co. Ltd.	201,321	1,331,849
	Kaulin Manufacturing Co. Ltd.	835,684	334,791
#	Kedge Construction Co. Ltd.	351,448	866,663
	Keding Enterprises Co. Ltd.	14,000	54,821
#	KEE TAI Properties Co. Ltd.	3,052,207	1,210,255
	Kenda Rubber Industrial Co. Ltd.	4,179,017	3,082,672
	Kent Industrial Co. Ltd.	99,000	77,363
#	Kerry TJ Logistics Co. Ltd.	1,428,000	1,584,649
#*	Key Ware Electronics Co. Ltd.	579,430	165,936
#	Keystone Microtech Corp.	150,000	1,374,820
	KGI Financial Holding Co. Ltd.	39,429,092	20,450,910

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	KHGEARS International Ltd.	56,504	$267,669
	Kindom Development Co. Ltd.	2,740,000	4,370,859
#	King Chou Marine Technology Co. Ltd.	504,800	700,055
#	King Polytechnic Engineering Co. Ltd.	333,900	489,316
#	King Slide Works Co. Ltd.	94,450	5,166,035
	King Yuan Electronics Co. Ltd.	7,380,032	20,069,396
#	King’s Town Bank Co. Ltd.	5,631,653	8,526,210
#*	King’s Town Construction Co. Ltd.	622,690	924,829
	Kingstate Electronics Corp.	43,000	50,868
#	Kinik Co.	380,000	2,921,148
#	Kinko Optical Co. Ltd.	759,120	588,333
	Kinpo Electronics	8,325,892	5,199,369
#	Kinsus Interconnect Technology Corp.	2,525,476	5,965,783
	KMC Kuei Meng International, Inc.	416,951	1,262,106
#	KNH Enterprise Co. Ltd.	719,150	391,639
#	Ko Ja Cayman Co. Ltd.	137,000	167,599
#	KS Terminals, Inc.	841,290	1,452,910
	Kuang Hong Arts Management, Inc.	20,000	56,487
	Kuen Ling Machinery Refrigerating Co. Ltd.	11,000	15,713
#	Kung Long Batteries Industrial Co. Ltd.	424,000	1,890,619
#*	Kung Sing Engineering Corp.	3,354,135	1,284,935
#	Kuo Toong International Co. Ltd.	1,421,735	2,459,158
#	Kuo Yang Construction Co. Ltd.	1,339,517	835,598
#	Kwong Fong Industries Corp.	381,733	147,382
	Kwong Lung Enterprise Co. Ltd.	731,000	1,190,012

		Shares	Value»
TAIWAN — (Continued)
	L&K Engineering Co. Ltd.	1,117,261	$8,257,848
#	La Kaffa International Co. Ltd.	213,947	619,519
*	LAN FA Textile	1,512,412	549,585
#	Lang, Inc.	76,000	134,555
#	Lanner Electronics, Inc.	788,387	2,156,960
	Largan Precision Co. Ltd. (3008 TT)	236,234	16,841,511
#	Laser Tek Taiwan Co. Ltd.	439,086	589,503
	Laster Tech Corp. Ltd.	625,570	560,307
#*	Leader Electronics, Inc.	361,097	129,828
	Leadtrend Technology Corp.	10,000	15,440
#*	Lealea Enterprise Co. Ltd.	5,120,683	1,192,153
	Leatec Fine Ceramics Co. Ltd.	23,000	12,499
#	Ledlink Optics, Inc.	309,858	209,711
	LEE CHI Enterprises Co. Ltd.	1,204,000	421,272
#	Lelon Electronics Corp.	639,122	1,445,930
	Lemtech Holdings Co. Ltd.	215,032	599,638
#	Leo Systems, Inc.	130,000	125,635
#*	Leofoo Development Co. Ltd.	790,010	425,366
#*	Li Cheng Enterprise Co. Ltd.	561,057	199,514
	Li Ming Development Construction Co. Ltd.	10,000	15,119
*	Li Peng Enterprise Co. Ltd.	3,785,060	738,175
#	Lian HWA Food Corp.	738,490	3,011,017
#	Lida Holdings Ltd.	407,000	258,533
#	Lien Hwa Industrial Holdings Corp.	2,987,787	4,094,588
#	Lingsen Precision Industries Ltd.	2,589,490	1,141,500
#	Lintes Technology Co. Ltd.	26,000	98,144
#	Lion Travel Service Co. Ltd.	545,000	2,331,907
	Lite-On Technology Corp.	4,371,419	13,220,162
#	Liton Technology Corp.	346,000	368,170

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#*	Long Bon International Co. Ltd.	2,254,276	$1,209,156
#	Long Da Construction & Development Corp.	1,230,000	1,346,563
#*	Longchen Paper & Packaging Co. Ltd.	5,934,003	1,693,424
#	Longwell Co.	1,004,000	2,404,554
#	Loop Telecommunication International, Inc.	64,000	105,716
	Lotes Co. Ltd.	309,223	12,158,561
#	Lotus Pharmaceutical Co. Ltd.	611,000	4,209,429
#	Lu Hai Holding Corp.	365,353	321,583
#	Lucky Cement Corp.	1,165,000	503,679
#	Lumax International Corp. Ltd.	570,513	1,698,721
#*	Lung Yen Life Service Corp.	1,035,000	2,200,285
	Lungteh Shipbuilding Co. Ltd.	329,700	1,033,628
#	Luxe Green Energy Technology Co. Ltd.	338,048	237,249
#	LuxNet Corp.	163,705	788,988
	M3 Technology, Inc.	33,000	102,956
#	M31 Technology Corp.	59,080	951,998
#	Macauto Industrial Co. Ltd.	403,000	642,446
#	Macroblock, Inc.	229,000	439,091
#	Macronix International Co. Ltd.	10,906,837	6,778,835
#	MacroWell OMG Digital Entertainment Co. Ltd.	54,000	131,326
#	Makalot Industrial Co. Ltd.	846,723	7,533,886
#	Marketech International Corp.	614,000	3,086,891
#	Materials Analysis Technology, Inc.	378,179	1,842,940
#	Maxigen Biotech, Inc.	209,650	280,742
#	Mayer Steel Pipe Corp.	1,069,086	954,803
#	Maywufa Co. Ltd.	178,462	123,107
#	Mechema Chemicals International Corp.	306,000	505,361
#*	Medeon Biodesign, Inc.	122,549	194,893
	MediaTek, Inc.	2,597,823	110,389,469

		Shares	Value»
TAIWAN — (Continued)
	Mega Financial Holding Co. Ltd.	13,213,460	$15,648,441
#	Meiloon Industrial Co.	518,911	361,802
#	Mercuries & Associates Holding Ltd.	3,521,247	1,504,356
#	Mercuries Data Systems Ltd.	52,000	40,502
*	Mercuries Life Insurance Co. Ltd.	20,829,907	3,600,215
#	Merida Industry Co. Ltd.	1,010,588	4,191,589
#	Merry Electronics Co. Ltd.	1,480,785	5,243,285
#	METAAGE Corp.	435,000	695,007
#*	Metatech AP, Inc.	70,000	82,522
#*	Microbio Co. Ltd.	1,180,144	873,913
	Micro-Star International Co. Ltd.	2,891,465	12,646,034
#	Mildef Crete, Inc.	328,000	1,022,587
#	MIN AIK Technology Co. Ltd.	811,249	650,477
#	Mitac Holdings Corp.	2,987,535	4,975,482
	Mitake Information Corp.	31,000	66,176
	MJ International Co. Ltd.	42,377	40,191
#*	Mobiletron Electronics Co. Ltd.	504,960	515,303
	momo.com, Inc.	294,325	2,976,878
#*	MOSA Industrial Corp.	700,079	412,025
*	Mosel Vitelic, Inc.	148,000	112,500
#	Motech Industries, Inc.	1,466,000	861,504
#	MPI Corp.	375,000	7,679,248
#	MSSCORPS Co. Ltd.	271,995	1,061,029
	Munsin Garment Corp.	21,000	32,171
*	My Humble House Hospitality Management Consulting	37,000	48,291
#	Nak Sealing Technologies Corp.	429,549	1,561,818
#	Namchow Holdings Co. Ltd.	1,457,000	2,144,952
	Nan Juen International Co. Ltd.	3,000	11,539
#	Nan Kang Rubber Tire Co. Ltd.	749,000	915,520

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Nan Liu Enterprise Co. Ltd.	254,000	$448,519
	Nan Pao Resins Chemical Co. Ltd.	309,000	3,292,123
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	977,072	361,136
#	Nan Ya Plastics Corp.	8,364,584	8,015,850
#	Nan Ya Printed Circuit Board Corp.	965,211	2,980,939
#	Nang Kuang Pharmaceutical Co. Ltd.	416,000	476,421
	Nantex Industry Co. Ltd.	1,685,363	1,411,282
#*	Nanya Technology Corp.	3,573,751	4,034,928
#	National Aerospace Fasteners Corp.	129,000	381,821
#	National Petroleum Co. Ltd.	643,000	1,243,001
#	Netronix, Inc.	439,000	1,547,480
*	New Asia Construction & Development Corp.	821,000	474,767
	New Best Wire Industrial Co. Ltd.	189,200	161,919
#*	Newmax Technology Co. Ltd.	454,000	292,978
#	Nichidenbo Corp.	1,181,552	2,385,083
#	Nidec Chaun-Choung Technology Corp.	134,000	551,442
#	Nien Hsing Textile Co. Ltd.	805,656	462,622
	Nien Made Enterprise Co. Ltd.	857,000	10,494,678
#	Niko Semiconductor Co. Ltd.	446,974	556,470
#	Nishoku Technology, Inc.	282,800	1,215,524
#	North-Star International Co. Ltd.	526,000	746,616
#	Nova Technology Corp.	198,000	1,052,768
#	Novatek Microelectronics Corp.	1,621,000	26,362,727
#	Nuvoton Technology Corp.	1,142,000	2,454,172
	Nyquest Technology Co. Ltd.	100,000	127,617
	O-Bank Co. Ltd.	4,778,961	1,421,304

		Shares	Value»
TAIWAN — (Continued)
#	Ocean Plastics Co. Ltd.	873,000	$948,588
	OK Biotech Co. Ltd.	103,718	58,707
*	Oneness Biotech Co. Ltd.	493,870	966,828
	Optimax Technology Corp.	119,000	118,472
#	Orient Europharma Co. Ltd.	143,000	205,459
#	Orient Semiconductor Electronics Ltd.	3,198,637	3,218,689
#	Oriental Union Chemical Corp.	3,724,819	1,586,173
#	O-TA Precision Industry Co. Ltd.	485,683	1,005,631
#	Pacific Construction Co.	1,439,276	459,576
#	Pacific Hospital Supply Co. Ltd.	387,706	1,123,701
	PADAUK Technology Co. Ltd.	17,855	29,669
#*	Paiho Shih Holdings Corp.	1,223,086	828,337
#	Pan Asia Chemical Corp.	467,308	153,817
#	Pan German Universal Motors Ltd.	107,000	952,080
	Pan Jit International, Inc.	1,917,074	2,664,602
#	Pan Ram International Corp.	119,000	114,813
#	Pan-International Industrial Corp.	2,668,854	3,156,659
#	Panion & BF Biotech, Inc.	432,753	952,057
	Parade Technologies Ltd.	270,805	4,577,367
#*	Paragon Technologies Co. Ltd.	306,248	169,605
#	Parpro Corp.	245,000	329,218
#*	PChome Online, Inc.	786,581	921,240
#	PCL Technologies, Inc.	397,129	1,180,710
#	P-Duke Technology Co. Ltd.	348,644	904,740
	Pegatron Corp.	6,585,293	16,731,732
#	Pegavision Corp.	301,912	3,293,721
	PharmaEngine, Inc.	57,000	159,520
*	PharmaEssentia Corp.	190,000	3,123,772
#*	Phihong Technology Co. Ltd.	124,000	99,992

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Phison Electronics Corp.	508,000	$7,103,183
#	Phoenix Silicon International Corp.	1,060,010	4,331,704
#	Phoenix Tours International, Inc.	193,800	357,528
*	Phytohealth Corp.	383,000	159,564
	Pixart Imaging, Inc.	995,000	6,679,396
#	Planet Technology Corp.	208,000	933,637
#	Plastron Precision Co. Ltd.	656,491	333,743
*	Plotech Co. Ltd.	459,800	133,368
	Podak Co. Ltd.	7,000	9,003
	Polytronics Technology Corp.	404,239	541,588
#	Posiflex Technology, Inc.	192,939	1,562,899
	Pou Chen Corp.	7,427,005	7,648,092
#	Power Wind Health Industry, Inc.	199,319	824,479
#*	Powerchip Semiconductor Manufacturing Corp.	11,375,000	5,028,742
	Powertech Technology, Inc.	4,340,580	14,749,369
	Powertip Technology Corp.	201,000	77,503
	Poya International Co. Ltd.	316,226	4,734,617
#	President Chain Store Corp.	1,735,728	14,194,033
	President Securities Corp.	6,411,644	4,726,157
	Primax Electronics Ltd.	3,242,000	7,574,592
#	Prince Housing & Development Corp.	7,851,140	2,238,369
	Princeton Technology Corp.	70,000	26,500
#	Pro Hawk Corp.	93,000	441,647
#	Progate Group Corp.	69,957	307,996
#	Promate Electronic Co. Ltd.	1,237,000	2,746,710
#	Prosperity Dielectrics Co. Ltd.	761,687	844,420
#	Qisda Corp.	6,365,525	5,332,354
#	QST International Corp.	503,415	846,991
#	Qualipoly Chemical Corp.	681,893	1,162,393

		Shares	Value»
TAIWAN — (Continued)
#	Quang Viet Enterprise Co. Ltd.	265,000	$697,152
#	Quanta Computer, Inc.	2,321,436	17,440,221
#	Quanta Storage, Inc.	1,339,000	3,395,072
#*	Quintain Steel Co. Ltd.	2,151,384	668,810
	Radiant Opto-Electronics Corp.	2,121,692	9,855,830
#	Radium Life Tech Co. Ltd.	5,499,853	2,170,690
#	Rafael Microelectronics, Inc.	55,097	172,617
#	Raydium Semiconductor Corp.	250,000	2,542,280
#*	RDC Semiconductor Co. Ltd.	80,000	390,042
	Realtek Semiconductor Corp.	732,861	12,047,554
	ReaLy Development&Construction Corp.	10,000	10,029
#	Rechi Precision Co. Ltd.	2,437,292	2,266,773
#	Rexon Industrial Corp. Ltd.	836,559	834,775
#	Rich Development Co. Ltd.	3,871,532	1,090,043
#	Richmond International Travel & Tours Co. Ltd.	42,000	117,348
*	Right WAY Industrial Co. Ltd.	195,000	72,782
#*	RiTdisplay Corp.	104,402	111,889
#*	Ritek Corp.	4,923,593	1,641,052
	Rodex Fasteners Corp.	125,000	141,651
*	Roo Hsing Co. Ltd.	3,680,000	412,096
	Ruby Tech Corp.	56,650	74,688
	Ruentex Development Co. Ltd.	4,682,217	4,819,608
#	Ruentex Engineering & Construction Co.	571,816	3,052,198
	Ruentex Industries Ltd.	2,884,253	4,956,712
#	Run Long Construction Co. Ltd.	3,509,068	3,548,581

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Sakura Development Co. Ltd.	873,316	$1,661,462
#	Sampo Corp.	2,123,895	1,690,653
#	San Fang Chemical Industry Co. Ltd.	1,244,659	1,530,481
#	San Fu Chemical Co. Ltd.	181,000	585,355
#	San Shing Fastech Corp.	684,622	1,137,601
#	Sanyang Motor Co. Ltd.	3,330,802	7,217,584
#	Savior Lifetec Corp.	1,485,203	895,678
	Scan-D Corp.	7,000	6,694
#	SCI Pharmtech, Inc.	239,696	540,425
	Scientech Corp.	93,000	791,571
#	ScinoPharm Taiwan Ltd.	1,213,000	712,657
#	SciVision Biotech, Inc.	171,000	503,569
	SDI Corp.	929,000	2,082,549
#	Sea & Land Integrated Corp.	92,500	66,672
#	Sea Sonic Electronics Co. Ltd.	276,000	546,934
	Senao International Co. Ltd.	521,547	517,585
#	Senao Networks, Inc.	226,796	1,251,426
#	Sensortek Technology Corp.	121,000	685,128
#	Sercomm Corp.	2,116,000	6,934,878
#	Sesoda Corp.	1,358,261	1,411,887
	Shanghai Commercial & Savings Bank Ltd.	5,057,660	7,458,370
#	Shan-Loong Transportation Co. Ltd.	619,247	301,656
#	Sharehope Medicine Co. Ltd.	705,611	609,473
#	Sheh Fung Screws Co. Ltd.	78,000	99,081
#	Sheng Yu Steel Co. Ltd.	930,000	696,840
#	ShenMao Technology, Inc.	620,450	1,135,260
#	Shieh Yih Machinery Industry Co. Ltd.	582,000	514,685
#	Shih Her Technologies, Inc.	373,000	1,156,735
#*	Shih Wei Navigation Co. Ltd.	2,726,634	1,379,063
*	Shihlin Development Co. Ltd.	96,000	31,549

		Shares	Value»
TAIWAN — (Continued)
	Shihlin Electric & Engineering Corp.	888,787	$3,984,831
#*	Shin Foong Specialty & Applied Materials Co. Ltd.	226,000	297,636
	Shin Hai Gas Corp.	8,242	13,143
#	Shin Hsiung Natural Gas Co. Ltd.	253,782	330,117
*	Shin Kong Financial Holding Co. Ltd.	47,786,247	17,633,823
#	Shin Ruenn Development Co. Ltd.	599,900	1,174,727
	Shin Shin Natural Gas Co.	12,480	15,208
#	Shin Zu Shing Co. Ltd.	1,139,411	6,647,352
	Shinfox Energy Co. Ltd.	8,012	21,751
#*	Shining Building Business Co. Ltd.	2,773,622	921,039
#	Shinkong Insurance Co. Ltd.	1,833,784	6,123,929
	Shinkong Synthetic Fibers Corp.	8,122,844	3,175,965
#	Shinkong Textile Co. Ltd.	920,169	1,184,442
#	Shiny Brands Group Co. Ltd.	25,000	103,437
#	Shiny Chemical Industrial Co. Ltd.	634,302	2,642,174
*	Shun On Electronic Co. Ltd.	99,000	73,224
#	Shuttle, Inc.	2,415,000	1,271,643
	Sigurd Microelectronics Corp.	3,638,523	8,245,172
	Silergy Corp.	611,000	7,702,448
#	Silicon Integrated Systems Corp.	1,634,539	2,491,333
#	Silicon Power Computer & Communications, Inc.	128,000	101,504
	Silitech Technology Corp.	69,521	84,712
	Simplo Technology Co. Ltd.	764,880	8,372,255
	Sinbon Electronics Co. Ltd.	684,849	4,771,521
	Sincere Navigation Corp.	2,291,741	1,663,787

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Single Well Industrial Corp.	257,351	$189,563
#	Sinher Technology, Inc.	406,000	327,826
#	Sinmag Equipment Corp.	296,519	1,370,888
	Sino-American Silicon Products, Inc.	2,572,000	8,916,220
#	Sinon Corp.	3,121,740	3,916,021
	SinoPac Financial Holdings Co. Ltd.	36,997,377	24,722,478
#	Sinopower Semiconductor, Inc.	117,100	335,396
#	Sinphar Pharmaceutical Co. Ltd.	818,998	813,996
	Sinyi Realty, Inc.	1,834,314	1,602,255
#	Sirtec International Co. Ltd.	581,000	526,533
#	Sitronix Technology Corp.	733,774	4,862,291
#	Siward Crystal Technology Co. Ltd.	1,161,705	761,893
#	Soft-World International Corp.	385,000	1,204,311
#	Solar Applied Materials Technology Corp.	2,627,531	4,339,253
#	Solteam, Inc.	454,269	686,234
*	Solytech Enterprise Corp.	310,000	104,895
#	Sonix Technology Co. Ltd.	920,000	1,002,998
#	Southeast Cement Co. Ltd.	1,181,000	682,130
#	Speed Tech Corp.	706,000	911,507
	Spirox Corp.	135,745	211,391
#	Sporton International, Inc.	600,844	3,151,048
#	Sports Gear Co. Ltd.	173,000	628,733
#	St. Shine Optical Co. Ltd.	384,000	2,067,867
#	Standard Chemical & Pharmaceutical Co. Ltd.	562,040	1,025,418
	Standard Foods Corp.	2,674,734	2,822,191
#	Stark Technology, Inc.	618,520	2,835,093
#	S-Tech Corp.	391,838	355,533
#	STL Technology Co. Ltd.	106,000	274,324

		Shares	Value»
TAIWAN — (Continued)
#	Sumeeko Industries Co. Ltd.	88,000	$226,117
*	Sun Race Sturmey-Archer, Inc.	74,000	44,527
#*	Sun Yad Construction Co. Ltd.	662,885	303,456
	Sunfun Info Co. Ltd.	165,080	151,634
#	Sunjuice Holdings Co. Ltd.	76,000	289,938
#*	Sunko INK Co. Ltd.	373,800	139,508
#	SunMax Biotechnology Co. Ltd.	146,000	2,156,764
#	Sunny Friend Environmental Technology Co. Ltd.	557,257	1,370,692
	Sunonwealth Electric Machine Industry Co. Ltd.	1,628,001	4,414,789
#	Sunplus Innovation Technology, Inc.	100,000	399,965
#*	Sunplus Technology Co. Ltd.	2,976,153	1,997,722
#	Sunrex Technology Corp.	1,238,145	2,037,854
#	Sunspring Metal Corp.	849,291	701,740
#*	Super Dragon Technology Co. Ltd.	170,000	167,317
#	Superalloy Industrial Co. Ltd.	134,000	260,399
#	Superior Plating Technology Co. Ltd.	82,000	138,367
#	Supreme Electronics Co. Ltd.	3,451,051	5,499,796
#	Swancor Holding Co. Ltd.	375,000	869,693
#	Sweeten Real Estate Development Co. Ltd.	1,263,556	1,232,390
#	Symtek Automation Asia Co. Ltd.	442,967	2,148,853
	Syncmold Enterprise Corp.	718,000	1,791,441
#*	SYNergy ScienTech Corp.	104,000	162,814
	Syngen Biotech Co. Ltd.	14,000	52,321

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Synmosa Biopharma Corp.	1,533,509	$1,549,436
	Synnex Technology International Corp.	3,903,732	8,660,571
	Syn-Tech Chem & Pharm Co. Ltd.	26,000	75,810
#	Syscom Computer Engineering Co.	71,000	141,610
#	Systex Corp.	963,293	3,640,020
#	T3EX Global Holdings Corp.	712,178	1,575,738
	TA Chen Stainless Pipe	7,962,566	10,465,641
#	Ta Ya Electric Wire & Cable	4,102,191	4,596,696
#	Tah Hsin Industrial Corp.	233,378	478,698
#	TAI Roun Products Co. Ltd.	228,000	101,708
#	TA-I Technology Co. Ltd.	758,834	1,109,606
#*	Tai Tung Communication Co. Ltd.	933,230	612,641
	Taichung Commercial Bank Co. Ltd.	27,768,336	17,221,922
#	TaiDoc Technology Corp.	531,532	2,227,410
#	Taiflex Scientific Co. Ltd.	1,255,657	1,754,501
	Tailyn Technologies, Inc.	73,000	61,544
#	Taimide Tech, Inc.	644,940	1,025,479
#	Tainan Enterprises Co. Ltd.	643,289	604,433
#	Tainan Spinning Co. Ltd.	7,949,791	2,993,727
*	Tainergy Tech Co. Ltd.	285,000	89,380
#	Tai-Saw Technology Co. Ltd.	498,960	307,841
#	Taishin Financial Holding Co. Ltd.	34,772,491	18,171,046
#	TaiSol Electronics Co. Ltd.	478,000	741,124
#*	Taisun Enterprise Co. Ltd.	1,090,775	705,387
#	Taita Chemical Co. Ltd.	1,632,792	615,509
#	TAI-TECH Advanced Electronics Co. Ltd.	314,000	933,904
	Taiwan Business Bank	27,874,094	12,345,100

		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	669,331	$652,460
#	Taiwan Cogeneration Corp.	2,955,578	3,776,609
	Taiwan Cooperative Financial Holding Co. Ltd.	20,548,420	15,694,248
	Taiwan Environment Scientific Co. Ltd.	91,280	61,016
#	Taiwan FamilyMart Co. Ltd.	205,000	1,332,368
	Taiwan Fertilizer Co. Ltd.	2,950,000	4,731,869
#	Taiwan Fire & Marine Insurance Co. Ltd.	1,425,880	1,532,058
	Taiwan Fructose Co. Ltd.	62,540	29,609
#	Taiwan FU Hsing Industrial Co. Ltd.	1,126,000	1,670,820
#*	Taiwan Glass Industry Corp.	6,301,904	2,773,372
	Taiwan High Speed Rail Corp.	5,263,000	4,468,089
	Taiwan Hon Chuan Enterprise Co. Ltd.	2,360,906	11,426,035
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,354,900	1,351,029
*	Taiwan IC Packaging Corp.	305,000	125,031
††	Taiwan Land Development Corp.	6,008,009	94,395
#	Taiwan Line Tek Electronic	515,700	344,467
#	Taiwan Mask Corp.	1,529,000	1,493,377
	Taiwan Mobile Co. Ltd.	6,083,900	21,600,925
#	Taiwan Navigation Co. Ltd.	1,552,720	1,343,208
	Taiwan Paiho Ltd.	2,145,152	3,919,172
#	Taiwan PCB Techvest Co. Ltd.	2,149,816	2,022,762
#	Taiwan Sakura Corp.	1,186,243	3,273,326
#	Taiwan Sanyo Electric Co. Ltd.	541,650	642,925
#	Taiwan Secom Co. Ltd.	1,664,405	5,972,814
#	Taiwan Semiconductor Co. Ltd.	1,689,000	2,457,418

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	40,130,652	$1,137,084,015
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	2,331,292	388,603,063
#	Taiwan Shin Kong Security Co. Ltd.	1,721,226	2,203,255
#	Taiwan Speciality Chemicals Corp.	54,000	298,226
#	Taiwan Steel Union Co. Ltd.	141,000	456,977
#*	Taiwan Styrene Monomer	3,139,404	884,614
	Taiwan Surface Mounting Technology Corp.	2,268,674	7,269,754
#	Taiwan Taxi Co. Ltd.	210,722	884,931
#*	Taiwan TEA Corp.	4,313,896	2,212,366
#	Taiwan Union Technology Corp.	2,182,000	9,307,786
#	Taiwan-Asia Semiconductor Corp.	2,113,537	1,439,734
#	Taiyen Biotech Co. Ltd.	707,910	696,074
*	Tang Eng Iron Works Co. Ltd.	131,000	127,652
#*	Tatung Co. Ltd.	4,436,588	5,641,797
#*	TBI Motion Technology Co. Ltd.	323,000	403,245
	TCC Group Holdings Co. Ltd.	14,251,055	13,243,616
	TCI Co. Ltd.	707,282	3,288,652
#	Te Chang Construction Co. Ltd.	499,980	895,303
	Team Group, Inc.	15,000	34,446
#	Teco Electric & Machinery Co. Ltd.	4,344,000	6,657,197
	Tehmag Foods Corp.	120,860	1,143,553
	TEKOM Technologies, Inc.	12,000	21,246
	Ten Ren Tea Co. Ltd.	171,170	183,860
	Tera Autotech Corp.	24,863	17,696
#	Test Research, Inc.	1,115,370	3,738,507
#	Test Rite International Co. Ltd.	1,513,166	964,558
#*	Tex-Ray Industrial Co. Ltd.	959,000	273,212

		Shares	Value»
TAIWAN — (Continued)
#	Thermaltake Technology Co. Ltd.	260,391	$225,555
	Thinking Electronic Industrial Co. Ltd.	520,058	2,081,353
#	Thye Ming Industrial Co. Ltd.	904,793	2,029,059
	Tofu Restaurant Co. Ltd.	23,280	158,609
	Ton Yi Industrial Corp.	6,541,300	3,704,023
	Tong Hsing Electronic Industries Ltd.	1,398,637	4,635,755
	Tong Ming Enterprise Co. Ltd.	133,000	126,299
#	Tong Yang Industry Co. Ltd.	2,306,341	9,489,921
#	Tong-Tai Machine & Tool Co. Ltd.	1,539,804	1,204,146
#	Top Union Electronics Corp.	863,835	881,398
	Topco Scientific Co. Ltd.	1,091,707	8,386,109
#	Topco Technologies Corp.	307,468	621,708
#	Topkey Corp.	465,000	2,640,654
#	Topoint Technology Co. Ltd.	1,041,993	876,087
	Toung Loong Textile Manufacturing	626,980	338,793
#*	TPK Holding Co. Ltd.	2,495,000	2,400,219
#	Trade-Van Information Services Co.	388,000	1,071,016
	Transart Graphics Co. Ltd.	31,000	45,883
#	Transcend Information, Inc.	1,258,870	3,956,929
	Transcom, Inc.	294,030	959,972
	Tripod Technology Corp.	1,865,660	10,771,827
#	Trusval Technology Co. Ltd.	45,867	268,544
#	Tsang Yow Industrial Co. Ltd.	383,000	290,795
#	Tsann Kuen Enterprise Co. Ltd.	497,865	414,692
#	TSC Auto ID Technology Co. Ltd.	215,085	1,245,952
#	TSEC Corp.	550,000	269,541
	TSRC Corp.	4,275,154	2,506,705
	TST Group Holding Ltd.	6,600	17,816

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ttet Union Corp.	262,000	$1,237,749
	TTFB Co. Ltd.	148,036	905,836
	TTY Biopharm Co. Ltd.	1,555,991	3,754,852
*	Tul Corp.	46,000	85,978
	Tung Ho Steel Enterprise Corp.	4,416,052	8,918,188
	Tung Ho Textile Co. Ltd.	17,000	10,034
#	Tung Thih Electronic Co. Ltd.	457,400	954,530
#	TURVO International Co. Ltd.	229,515	1,252,079
*	Twinhead International Corp.	40,000	95,038
#	TXC Corp.	2,510,762	6,974,612
#	TYC Brother Industrial Co. Ltd.	1,212,333	1,835,291
#	Tycoons Group Enterprise	2,282,327	584,694
#	Tyntek Corp.	1,782,413	888,866
#	TZE Shin International Co. Ltd.	652,200	408,039
#	UDE Corp.	533,000	1,365,747
#	Ultra Chip, Inc.	260,000	474,416
	U-MEDIA Communications, Inc.	22,000	32,162
#	U-Ming Marine Transport Corp.	3,491,200	5,733,734
#	Unic Technology Corp.	517,000	475,661
#	Unictron Technologies Corp.	100,000	170,358
	Unimicron Technology Corp.	4,277,563	12,619,090
#	Union Bank of Taiwan	11,043,003	5,746,591
#*	Union Insurance Co. Ltd.	208,000	188,357
*	Uniplus Electronics Co. Ltd.	37,000	20,257
	Uni-President Enterprises Corp.	16,263,734	39,084,405
#	Unitech Computer Co. Ltd.	543,365	654,277
#*	Unitech Printed Circuit Board Corp.	4,418,078	3,345,646
#*	United Alloy-Tech Co.	59,000	85,711
	United Integrated Services Co. Ltd.	937,640	12,937,044
#	United Microelectronics Corp. (2303 TT)	24,563,441	34,468,663

		Shares	Value»
TAIWAN — (Continued)
	United Microelectronics Corp. (UMC US), Sponsored ADR	82,862	$583,348
	United Orthopedic Corp.	572,468	1,600,085
#	United Radiant Technology	548,000	376,244
	United Recommend International Co. Ltd.	239,785	357,859
*	United Renewable Energy Co. Ltd.	8,651,644	2,327,073
*††	Unity Opto Technology Co. Ltd.	3,736,276	0
#	Univacco Technology, Inc.	301,000	463,347
#	Universal Cement Corp.	2,954,065	2,585,827
	Universal Microelectronics Co. Ltd.	29,000	17,096
#	Universal Microwave Technology, Inc.	115,000	1,367,319
	Universal Textile Co. Ltd.	46,000	20,304
#	Universal Vision Biotechnology Co. Ltd.	300,764	1,682,991
#	Universal, Inc.	199,000	177,660
#	UPC Technology Corp.	5,396,684	1,406,123
#	UPI Semiconductor Corp.	38,000	218,450
#	Userjoy Technology Co. Ltd.	320,536	942,761
#	USI Corp.	4,035,226	1,289,562
#*	Usun Technology Co. Ltd.	199,100	238,074
#	U-Tech Media Corp.	438,000	189,597
#	Utechzone Co. Ltd.	377,000	1,096,484
#	UVAT Technology Co. Ltd.	189,000	442,493
#	Value Valves Co. Ltd.	201,000	538,005
	Vanguard International Semiconductor Corp.	5,395,382	15,231,224
	Ve Wong Corp.	704,524	840,224
#	Ventec International Group Co. Ltd.	456,000	969,378
#	VIA Labs, Inc.	107,000	311,953
*	Victory New Materials Ltd. Co.	596,500	135,090

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Viking Tech Corp.	467,000	$460,574
#	Visco Vision, Inc.	240,000	1,235,445
#	VisEra Technologies Co. Ltd.	242,000	1,535,527
#	Visual Photonics Epitaxy Co. Ltd.	741,224	2,314,243
	Vivotek, Inc.	74,000	271,353
	Vizionfocus, Inc.	29,000	182,407
	Voltronic Power Technology Corp.	246,007	11,535,573
#	Wafer Works Corp.	4,170,113	2,627,527
#	Waffer Technology Corp.	821,479	1,285,539
#	Wah Hong Industrial Corp.	418,280	434,235
#	Wah Lee Industrial Corp.	1,303,400	3,880,193
	Walsin Lihwa Corp.	8,189,881	5,305,456
#	Walsin Technology Corp.	2,132,496	5,239,238
#	Walton Advanced Engineering, Inc.	2,036,662	783,820
#	Wan Hai Lines Ltd.	2,531,972	6,581,030
#	WAN HWA Enterprise Co.	428,452	152,214
#*	We & Win Development Co. Ltd.	393,000	130,700
#*	We&Win Diversification Co. Ltd.	389,898	269,441
#	WEI Chih Steel Industrial Co. Ltd.	365,000	208,794
#	Wei Chuan Foods Corp.	2,490,000	1,266,288
#	Weikeng Industrial Co. Ltd.	2,926,979	3,003,552
#	Well Shin Technology Co. Ltd.	624,443	1,139,577
	Welldone Co.	131,000	205,819
	WELLELL, Inc.	308,463	212,704
#*	Wha Yu Industrial Co. Ltd.	498,000	233,805
#	Wholetech System Hitech Ltd.	393,000	1,066,418
#*	Win Semiconductors Corp.	2,038,248	5,779,273
#*	Winbond Electronics Corp.	14,373,328	7,124,855
#	Winmate, Inc.	208,000	888,772
#	Winstek Semiconductor Co. Ltd.	523,000	1,478,019
*††	Wintek Corp.	6,349,135	0

		Shares	Value»
TAIWAN — (Continued)
	WinWay Technology Co. Ltd.	79,000	$2,098,373
#	Wisdom Marine Lines Co. Ltd.	3,469,849	6,564,066
*	Wisechip Semiconductor, Inc.	86,000	57,573
#	Wiselink Co. Ltd.	326,478	959,674
#	Wistron Corp.	6,777,169	21,746,280
	Wistron NeWeb Corp.	1,547,896	6,104,514
#	WITS Corp.	278,365	870,824
#	Wiwynn Corp.	217,000	13,059,336
#	Wonderful Hi-Tech Co. Ltd.	736,000	841,923
#	Wowprime Corp.	661,856	4,604,555
#	WPG Holdings Ltd.	5,574,957	11,811,013
#	WT Microelectronics Co. Ltd.	2,124,766	7,783,169
#	WUS Printed Circuit Co. Ltd.	1,091,507	1,321,376
#*	XAC Automation Corp.	271,000	223,948
#	XinTec, Inc.	1,210,000	5,074,193
#	X-Legend Entertainment Co. Ltd.	56,000	169,186
#	Xxentria Technology Materials Corp.	1,120,098	1,778,935
#	Ya Horng Electronic Co. Ltd.	129,000	239,433
	Yageo Corp.	1,053,657	15,107,529
	Yang Ming Marine Transport Corp.	6,339,491	13,544,179
#	Yankey Engineering Co. Ltd.	260,176	3,283,707
#	YC INOX Co. Ltd.	2,720,814	1,810,951
#	YCC Parts Manufacturing Co. Ltd.	109,000	179,792
#	Yea Shin International Development Co. Ltd.	1,591,860	1,694,342
#*	Yeh-Chiang Technology Corp.	39,000	31,014
#	Yem Chio Co. Ltd.	2,972,064	1,499,442
#	Yen Sun Technology Corp.	418,000	549,564
#*	Yeong Guan Energy Technology Group Co. Ltd.	712,054	653,366
#	YFC-Boneagle Electric Co. Ltd.	740,454	509,721
#	YFY, Inc.	7,432,997	6,069,624
	Yi Jinn Industrial Co. Ltd.	1,461,700	778,698

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Yi Shin Textile Industrial Co. Ltd.	112,000	$67,113
*	Yieh Hsing Enterprise Co. Ltd.	150,000	38,306
	Yieh Phui Enterprise Co. Ltd.	6,780,358	3,354,049
#	Yonyu Plastics Co. Ltd.	546,050	353,723
#	Young Fast Optoelectronics Co. Ltd.	669,137	1,056,741
*	Young Optics, Inc.	20,000	27,951
#	Youngtek Electronics Corp.	862,569	1,665,992
#	Yuan High-Tech Development Co. Ltd.	26,000	116,026
	Yuanta Financial Holding Co. Ltd.	30,167,764	29,557,179
#	Yuanta Futures Co. Ltd.	212,799	547,404
#	Yuen Chang Stainless Steel Co. Ltd.	311,000	157,985
#	Yuen Foong Yu Consumer Products Co. Ltd.	452,000	583,516
#	Yulon Finance Corp.	1,692,403	5,717,802
#	Yulon Motor Co. Ltd.	3,589,526	4,420,945
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	385,350	907,849
#	Yungshin Construction & Development Co. Ltd.	805,200	3,128,136
#	YungShin Global Holding Corp.	1,316,400	2,699,906
#	Yusin Holding Corp.	136,650	464,391
#	Zeng Hsing Industrial Co. Ltd.	401,733	1,250,843
#	Zenitron Corp.	1,297,000	1,290,133
#	Zero One Technology Co. Ltd.	664,868	2,616,244
#	Zhen Ding Technology Holding Ltd.	3,373,350	10,333,958
#*	Zig Sheng Industrial Co. Ltd.	3,171,638	951,504
	ZillTek Technology Corp.	11,000	75,051
#*	Zinwell Corp.	2,008,979	743,142
#	Zippy Technology Corp.	747,028	1,243,123

		Shares	Value»
TAIWAN — (Continued)
#	Zyxel Group Corp.	2,120,320	$1,995,720

TOTAL TAIWAN			4,834,152,975

THAILAND — (1.5%)
	AAPICO Hitech PCL (AH/F TB)	2,032,688	730,198
	AAPICO Hitech PCL (AH-R TB), NVDR	30,260	10,870
*	Absolute Clean Energy PCL	13,363,300	532,052
	Advanced Info Service PCL	2,305,509	20,359,981
	Advanced Information Technology PCL, Class F	7,482,550	927,339
	AEON Thana Sinsap Thailand PCL	611,800	1,932,193
	After You PCL	2,137,900	575,995
	Airports of Thailand PCL	5,831,200	6,676,947
	Allianz Ayudhya Capital PCL	136,500	135,867
	Amata Corp. PCL	4,489,900	1,989,239
*	Ananda Development PCL	16,269,707	248,392
#	AP Thailand PCL	18,573,436	4,448,061
	Asia Plus Group Holdings PCL	18,197,900	1,051,398
*	Asia Precision PCL	810,800	35,194
	Asia Sermkij Leasing PCL, NVDR	1,638,750	350,758
	Asia Sermkij Leasing PCL	152,100	32,555
#	Asian Alliance International PCL	1,859,200	239,322
	Asian Insulators PCL	2,470,690	248,511
	Asian Sea Corp. PCL	1,947,850	448,988
	Asset World Corp. PCL	12,951,700	852,978
*	Assetwise PCL	90,900	17,279
	B Grimm Power PCL	2,163,500	731,853
	Bangchak Corp. PCL	7,829,200	8,378,803
	Bangchak Sriracha PCL	1,857,000	291,850
#	Bangkok Airways PCL	3,334,600	1,597,174
	Bangkok Aviation Fuel Services PCL	166,500	38,628
	Bangkok Bank PCL (BBLF TB)	2,198,200	9,212,633
#	Bangkok Chain Hospital PCL	3,655,150	1,652,231

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
#	Bangkok Commercial Asset Management PCL	11,146,598	$2,118,871
	Bangkok Dusit Medical Services PCL, Class F	14,307,800	10,279,515
#	Bangkok Expressway & Metro PCL	14,486,255	2,558,566
	Bangkok Land PCL	88,947,523	1,091,707
	Bangkok Life Assurance PCL, NVDR	1,617,728	813,586
*	Bangkok Ranch PCL	4,050,800	194,021
	Banpu PCL	25,360,513	3,264,488
	Banpu Power PCL	2,191,900	452,750
	BCPG PCL	977,600	200,466
#	BEC World PCL	6,788,131	820,956
#	Berli Jucker PCL	4,025,650	2,868,148
	Betagro PCL	632,900	449,026
*	Better World Green PCL	22,969,967	178,781
*	Beyond Securities PCL	1,832,100	20,841
	BG Container Glass PCL	828,300	132,657
	BKI Holdings PCL	165,140	1,394,087
	Bluebik Group PCL	80,500	69,282
*	Bound & Beyond PCL	614,200	139,737
	Brooker Group PCL	6,649,500	73,651
#*	BTS Group Holdings PCL	11,045,100	1,669,743
	Bumrungrad Hospital PCL	1,461,400	7,218,410
#	Cal-Comp Electronics Thailand PCL, Class F	20,702,938	3,687,546
	Carabao Group PCL	925,500	1,731,590
	Central Pattana PCL	3,142,600	4,774,344
	Central Plaza Hotel PCL	1,194,700	894,103
	Central Retail Corp. PCL	5,238,817	3,716,808
#	CH Karnchang PCL	5,135,367	2,213,719
	Charoen Pokphand Foods PCL	12,509,200	9,923,479
	Chayo Group PCL	3,333,700	207,577
	Chiang Mai Ram Medical Business PCL	101,600	3,650
#	Chularat Hospital PCL	28,332,200	1,509,694
	CK Power PCL	8,164,000	659,865
	Com7 PCL	3,942,800	2,431,423

		Shares	Value»
THAILAND — (Continued)
*	Country Group Development PCL	23,756,500	$142,233
*	Country Group Holdings PCL	14,076,611	189,627
	CP ALL PCL	4,728,400	7,289,705
	Delta Electronics Thailand PCL	4,450,200	13,055,519
*	Demco PCL	814,000	39,719
#	Dhipaya Group Holdings PCL	3,194,000	1,845,358
	Diamond Building Products PCL	1,408,200	244,501
	Dohome PCL	20,833	3,368
	Don Muang Tollway PCL	980,000	296,303
*	Dusit Thani PCL	153,900	36,396
#	Dynasty Ceramic PCL	17,934,150	837,518
#	Eastern Polymer Group PCL	6,171,200	491,405
#	Eastern Water Resources Development & Management PCL, Class F	4,568,900	237,985
	Ekachai Medical Care PCL	3,021,790	565,370
	Electricity Generating PCL	577,800	1,798,868
#*	Energy Absolute PCL	22,036,000	1,438,063
	Erawan Group PCL	9,979,900	681,161
	Exotic Food PCL	1,287,100	628,042
#	Forth Corp. PCL	1,084,600	305,201
	Forth Smart Service PCL	1,486,849	289,314
	Fortune Parts Industry PCL	2,261,200	108,982
	Frasers Property Thailand PCL	109,400	21,451
#	GFPT PCL	3,649,222	1,103,342
	Global Green Chemicals PCL	81,000	11,009
#	Global Power Synergy PCL	1,338,426	1,252,082
*	Gulf Development PCL	3,196,009	4,688,053
#	Gunkul Engineering PCL	22,083,700	1,051,133
	Haad Thip PCL	1,429,600	706,134
#	Hana Microelectronics PCL	3,531,053	2,040,093
	Heng Leasing & Capital PCL	4,499,200	137,380

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Home Product Center PCL	15,956,815	$4,060,258
	Hwa Fong Rubber Thailand PCL, Class F	695,600	75,380
	ICC International PCL	64,049	64,710
#	Ichitan Group PCL	5,097,900	1,831,307
	Index Livingmall PCL	1,259,900	531,794
#	Indorama Ventures PCL	5,093,000	2,896,782
	Interlink Communication PCL	2,313,050	391,221
	Internet Thailand PCL	66,500	9,197
#	IRPC PCL	46,169,690	1,202,444
	IT City PCL	163,900	17,074
#	I-TAIL Corp. PCL	892,900	344,811
*	Italian-Thai Development PCL	38,425,873	322,085
*††	ITV PLC	183,700	0
#*	Jasmine International PCL	19,253,504	876,076
#*	Jasmine Technology Solution PCL	386,200	471,117
#	Jaymart Group Holdings PCL	3,207,800	821,035
#	JMT Network Services PCL	3,392,997	1,401,687
	Kang Yong Electric PCL	8,200	71,923
	Karmarts PCL	4,968,793	1,413,068
	Kasikornbank PCL (KBANKF TB)	91,000	434,501
	Kasikornbank PCL (KBANKR TB), NVDR	714,000	3,409,160
	KCE Electronics PCL	3,848,464	2,004,588
	KGI Securities Thailand PCL	6,829,400	805,503
#	Khon Kaen Sugar Industry PCL	15,113,249	687,686
	Kiatnakin Phatra Bank PCL	1,122,407	1,679,998
	Krung Thai Bank PCL	6,944,432	4,531,915
#	Krungthai Card PCL	2,212,600	3,079,955
	Ladprao General Hospital PCL, Class F	1,209,300	131,772
	Lalin Property PCL	1,613,800	241,551
	Lam Soon Thailand PCL	2,756,000	386,112
	Land & Houses PCL (LHF TB)	18,140,000	2,302,458

		Shares	Value»
THAILAND — (Continued)
	Land & Houses PCL (LHR TB), NVDR	3,074,080	$390,184
	Lanna Resources PCL	33,600	15,389
	LH Financial Group PCL	28,136,459	656,981
	Loxley PCL	11,146,635	347,029
#	LPN Development PCL	9,471,996	572,771
	Major Cineplex Group PCL	2,595,100	772,975
	Malee Group PCL	1,258,900	261,918
	Master Style PcL	157,500	98,541
	MBK PCL	5,733,528	2,643,207
	MC Group PCL	2,242,000	677,869
	MCS Steel PCL	3,750,900	870,213
*	MDX PCL	484,300	41,754
#	Mega Lifesciences PCL	2,158,200	1,954,365
	Minor International PCL	10,628,130	8,510,776
	MK Restaurants Group PCL	1,341,300	762,901
*	Mono Next PCL	5,055,100	249,691
#	Moshi Moshi Retail Corp. PLC	365,600	465,140
	Muang Thai Insurance PCL	27,600	89,645
	Muangthai Capital PCL	2,489,000	3,352,941
	Namyong Terminal PCL	2,643,000	272,172
	Netbay PCL	699,274	422,851
	Ngern Tid Lor PCL	3,981,853	1,430,392
	Noble Development PCL	5,961,100	378,313
	Nonthavej Hospital PCL	72,300	57,355
#	Northeast Rubber PCL	9,303,400	1,141,863
	NSL Foods PCL	334,800	333,247
#	Origin Property PCL	5,780,135	340,873
	Osotspa PCL	3,313,900	1,567,419
	PCS Machine Group Holding PCL	1,542,500	146,839
#	Plan B Media PCL	12,805,468	1,840,031
*	Platinum Group PCL, Class F	2,830,700	118,634
	Polyplex Thailand PCL	2,228,587	727,184
	Praram 9 Hospital PCL	1,807,850	1,352,979
#	Precious Shipping PCL	8,257,500	1,458,442

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Premier Marketing PCL	2,431,700	$771,622
#	Prima Marine PCL	8,064,634	1,436,449
	Principal Capital PCL	1,957,300	128,905
	Property Perfect PCL	52,273,387	172,132
#	Pruksa Holding PCL	4,631,700	665,534
*	PSG Corp. PCL	2,586,700	27,102
#	PTG Energy PCL	8,443,900	1,782,053
	PTT Exploration & Production PCL	5,536,569	16,491,202
	PTT Global Chemical PCL	4,819,858	2,496,140
#	PTT Oil & Retail Business PCL	5,361,000	2,327,032
	PTT PCL	36,706,900	34,064,179
#	Quality Houses PCL	49,168,304	2,207,827
#	R&B Food Supply PCL	2,190,000	280,593
*	Raimon Land PCL	19,225,300	92,083
	Rajthanee Hospital PCL	1,046,000	413,327
	Ramkhamhaeng Hospital PCL	10,500	5,689
#	Ratch Group PCL	2,390,200	1,878,244
	Ratchaphruek Hospital PCL	2,968,000	488,669
#	Ratchthani Leasing PCL	15,207,094	669,194
#	Regional Container Lines PCL	2,570,000	1,761,802
	Rojana Industrial Park PCL	5,984,112	1,047,959
#*	RS PCL	6,625,120	113,046
#	S Hotels & Resorts PCL	8,172,386	415,898
	Sabina PCL	963,315	539,260
	Saha Pathana Inter-Holding PCL	33,600	64,122
	Sahamitr Pressure Container PCL	1,503,700	378,119
	Saha-Union PCL	755,300	650,049
	Saksiam Leasing PCL	3,190,200	370,543
*	Samart Corp. PCL	2,520,199	524,334
	Sansiri PCL	96,462,785	4,013,868
#	Sappe PCL	800,000	844,185
#	SC Asset Corp. PCL	14,767,416	1,025,607
	SCB X PCL	2,083,969	7,423,808
††	SCG Ceramics PCL	6,288,800	35,769
#	SCG Packaging PCL	4,425,600	1,868,013
#	SCGJWD Logistics PCL	160,400	37,933
	SEAFCO PCL	4,810,502	288,011

		Shares	Value»
THAILAND — (Continued)
	Sena Development PCL	4,559,850	$262,084
#	Sermsang Power Corp. Co. Ltd.	2,443,806	351,153
	Siam Cement PCL	836,000	4,004,191
	Siam Global House PCL	4,242,315	895,325
	Siam Wellness Group PCL	3,501,200	402,473
	Siamgas & Petrochemicals PCL	5,893,300	1,226,117
	Sikarin PCL, Class F	1,439,500	293,028
*	Singer Thailand PCL	2,218,600	428,378
#	Singha Estate PCL	21,262,581	439,191
	SiS Distribution Thailand PCL	260,200	173,700
#	SISB PCL	1,235,400	684,176
*	SKY ICT PCL	96,000	42,533
*	SNC Former PCL	1,905,000	362,124
	Somboon Advance Technology PCL	2,088,125	725,109
	SPCG PCL	3,684,200	871,282
#	Sri Trang Agro-Industry PCL	6,633,439	2,680,779
#	Sri Trang Gloves Thailand PCL	5,401,177	1,115,645
#	Srinanaporn Marketing PCL	1,416,100	517,181
	Srisawad Capital 1969 PCL, Class F	5,668,728	263,030
	Srisawad Corp. PCL	3,195,523	2,917,631
	Srithai Superware PCL	8,983,000	298,492
	Srivichai Vejvivat PCL	2,926,491	613,245
#	Star Petroleum Refining PCL	11,338,699	1,849,900
#*	Stecon Group PCL	4,183,287	920,436
*	Stella X PCL	13,241,300	79,277
*	STP & I PCL	8,594,426	643,199
#	Supalai PCL	9,224,625	4,363,092
*	Super Energy Corp. PCL	141,162,575	591,611
	Susco PCL	4,075,000	334,246
	SVI PCL	2,050,000	481,739
	Syntec Construction PCL	7,690,300	363,738
	TAC Consumer PCL	2,905,969	400,163
#	Taokaenoi Food & Marketing PCL, Class F	2,789,200	617,874
*	Tata Steel Thailand PCL	20,449,400	428,516

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Thai Life Insurance PCL	2,448,600	$901,595
	Thai Nakarin Hospital PCL	168,000	170,389
#	Thai Oil PCL	3,916,789	3,136,480
*	Thai Reinsurance PCL	8,794,100	105,303
	Thai Stanley Electric PCL (STANLY/F TB), Class F	231,200	1,508,804
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	7,500	48,945
#	Thai Union Group PCL	10,137,260	3,277,426
	Thai Vegetable Oil PCL	3,470,257	2,358,175
	Thai Wah PCL	4,164,200	269,261
#*	Thaicom PCL	4,822,100	1,313,609
#	Thaifoods Group PCL	10,502,626	1,682,055
	Thanachart Capital PCL	1,058,300	1,512,762
#*	Thonburi Healthcare Group PCL	1,183,200	343,573
#	Thoresen Thai Agencies PCL	10,575,500	1,304,327
	Tipco Asphalt PCL (TASCO/F TB)	3,467,890	1,557,203
	TIPCO Foods PCL	1,532,900	431,350
#	Tisco Financial Group PCL (TISCO/F TB)	997,700	2,934,412
	Tisco Financial Group PCL (TISCOR TB), NVDR	90	265
	TKS Technologies PCL	2,077,972	351,461
	TMBThanachart Bank PCL	56,078,683	3,072,115
	TMT Steel PCL	2,855,800	285,537
	TOA Paint Thailand PCL	2,071,799	632,610
#	TPI Polene PCL	48,531,460	1,365,651
	TPI Polene Power PCL	15,624,828	982,252
#	TQM Alpha PCL	1,138,196	565,606
	Triple i Logistics PCL	352,900	49,441
*	True Corp. PCL	42,384,284	15,352,487
*	TTCL PCL	30,878	952
#	TTW PCL	6,340,900	1,670,406
	Union Auction PCL	1,622,000	349,600
#	Unique Engineering & Construction PCL	5,285,405	306,951
	United Paper PCL	2,154,200	490,104

		Shares	Value»
THAILAND — (Continued)
	Univanich Palm Oil PCL	5,283,100	$1,447,100
	Univentures PCL	1,355,100	38,537
	Vanachai Group PCL	5,890,840	380,907
#*	VGI PCL	12,707,400	867,321
	WHA Corp. PCL	22,243,300	2,010,919
#	WHA Utilities & Power PCL	4,484,362	445,684
	WICE Logistics PCL	2,060,300	151,724
*	Workpoint Entertainment PCL	1,863,080	253,207
#*	Xspring Capital PCL	26,075,833	624,477

TOTAL THAILAND			416,857,686

TURKEY — (0.9%)
	Adel Kalemcilik Ticaret ve Sanayi AS	424,142	369,142
*	Adese Alisveris Merkezleri Ticaret AS	6,407,110	403,718
	Agesa Hayat ve Emeklilik AS	307,731	1,076,793
#	Akbank TAS	11,333,136	14,401,238
	Akcansa Cimento AS	289,852	1,058,894
	Aksa Akrilik Kimya Sanayii AS	6,376,824	1,586,486
#	Aksa Enerji Uretim AS	873,455	707,730
*	Aksigorta AS	3,421,294	537,478
#	Alarko Holding AS	540,663	1,295,875
	Albaraka Turk Katilim Bankasi AS	17,445,925	2,735,466
*	Alcatel-Lucent Teletas Telekomunikasyon AS	10,983	28,383
	Alfa Solar Enerji Sanayi VE Ticaret AS	136,992	158,942
*	Alkim Alkali Kimya AS	897,767	342,795
	Anadolu Anonim Turk Sigorta Sirketi	1,346,833	3,062,660
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	478,509	1,990,054
	Anadolu Hayat Emeklilik AS	532,267	1,111,921
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	115,761	165,211
#*	Arcelik AS	325,658	965,123
	ARD Grup Bilisim Teknolojileri AS	1,002,909	657,737

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Arena Bilgisayar Sanayi ve Ticaret AS	59,805	$68,010
	Aselsan Elektronik Sanayi Ve Ticaret AS	1,207,107	4,252,489
#	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	969,909	2,541,286
	Atp Yazilim ve Teknoloji AS	13,407	26,949
	Aydem Yenilenebilir Enerji AS	671,729	277,822
	Aygaz AS	324,547	1,080,036
*	Bagfas Bandirma Gubre Fabrikalari AS	282,584	173,361
*	Baticim Bati Anadolu Cimento Sanayii AS	12,819,810	1,762,702
*	BatiSoke Soke Cimento Sanayii TAS	1,317,356	710,555
*	Bera Holding AS	4,820,287	1,824,527
#	BIM Birlesik Magazalar AS	286,459	3,365,393
*	Biotrend Cevre VE Enerji Yatirimlari AS	732,821	348,274
*	Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS	418,650	180,043
	Bogazici Beton Sanayi Ve Ticaret AS	677,027	408,704
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	48,426	458,801
	Borusan Yatirim ve Pazarlama AS	5,752	318,226
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	1,768	29,810
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	137,002	309,595
	Bursa Cimento Fabrikasi AS	5,085,858	1,013,808
*	Can2 Termik AS	1,811,639	75,960
	Celebi Hava Servisi AS	15,043	986,548

		Shares	Value»
TURKEY — (Continued)
*	Cemas Dokum Sanayi AS	1,693,587	$319,686
	Cemtas Celik Makina Sanayi Ve Ticaret AS	1,609,337	710,678
*	Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS	2,895	185,172
#	Cimsa Cimento Sanayi VE Ticaret AS	1,232,524	1,505,173
	Coca-Cola Icecek AS	2,569,534	3,486,827
	Deva Holding AS	263,930	389,342
	Dogan Sirketler Grubu Holding AS	6,941,612	2,819,939
	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	12,638	2,187
#	Dogus Otomotiv Servis ve Ticaret AS	477,275	2,430,292
	Eczacibasi Yatirim Holding Ortakligi AS	73,688	332,383
	EGE Endustri VE Ticaret AS	4,033	935,612
	EGE Gubre Sanayii AS	336,669	577,101
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	859,769	982,482
#Ω	Enerjisa Enerji AS	703,788	992,096
#	Enka Insaat ve Sanayi AS	2,194,936	3,662,013
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	92,552	379,981
#	Eregli Demir ve Celik Fabrikalari TAS	3,791,356	2,226,354
	Escar Turizm Tasimacilik Ticaret AS	951,111	1,656,095
*	Escort Teknoloji Yatirim AS	821,942	52,487
*	Esenboga Elektrik Uretim AS	459,956	493,108
	Europap Tezol Kagit Sanayi VE Ticaret AS	539,611	211,147

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Europen Endustri Insaat Sanayi VE Ticaret AS	6,309,556	$874,262
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	39,609	25,801
#	Ford Otomotiv Sanayi AS	56,327	1,299,577
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	60,098	198,051
*	Gersan Elektrik Ticaret ve Sanayi AS	1,157,335	260,238
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	283,869	298,991
	Global Yatirim Holding AS	15,717,855	3,011,300
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	103,575	1,039,306
*	Goodyear Lastikleri TAS	205,803	88,712
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,466,433	661,645
*	GSD Holding AS	7,991,502	873,246
*	Gubre Fabrikalari TAS	68,432	490,978
*	Hitit Bilgisayar Hizmetleri AS	261,415	279,040
*	HUN Yenilenebilir Enerji Uretim AS	649,995	58,004
*	Ihlas Holding AS	1,562,253	93,138
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	3,452,648	599,242
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	470,364	815,614
*	Is Finansal Kiralama AS	4,278,335	1,404,311
	Is Yatirim Menkul Degerler AS	2,772,021	2,598,294
*	Isiklar Enerji ve Yapi Holding AS	3,588,618	970,458
*	Izmir Demir Celik Sanayi AS	4,578,613	595,006

		Shares	Value»
TURKEY — (Continued)
*	Izmir Firca Sanayi ve Ticaret AS	13,343	$28,470
	Jantsa Jant Sanayi Ve Ticaret AS	1,036,095	577,461
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	674,063	534,663
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	2,003,435	2,019,306
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	6,910,355	4,195,010
*	Karel Elektronik Sanayi ve Ticaret AS	156,434	33,150
*	Karsan Otomotiv Sanayii Ve Ticaret AS	1,317,823	349,500
*	Kartonsan Karton Sanayi ve Ticaret AS	48,100	98,696
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	16,482,182	635,784
*	Kerevitas Gida Sanayi ve Ticaret AS	776,249	325,972
	Kervan Gida Sanayi Ve Ticaret AS	4,500,922	235,322
	Kiler Holding AS	75,129	50,076
#	KOC Holding AS	2,000,948	7,204,289
	Kocaer Celik Sanayi Ve Ticaret AS	2,500,887	801,827
#	Kontrolmatik Enerji Ve Muhendislik AS	260,198	184,874
*	Konya Cimento Sanayii AS	4,804	754,899
#*	Kordsa Teknik Tekstil AS	324,497	465,392
*	Koza Anadolu Metal Madencilik Isletmeleri AS	380,012	857,362
	LDR Turizm AS	282,510	1,414,635
	Logo Yazilim Sanayi Ve Ticaret AS	367,845	1,310,569

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	961,338	$389,565
*	Margun Enerji Uretim Sanayi VE Ticaret AS	619,428	427,779
	Matriks Bilgi Dagitim Hizmetleri AS	19,447	10,436
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	3,146,574	2,649,636
#*	MIA Teknoloji AS	1,767,732	1,607,787
	Migros Ticaret AS	74,650	930,898
*Ω	MLP Saglik Hizmetleri AS	374,006	3,183,776
*	Naturel Yenilenebilir Enerji Ticaret AS	270,745	303,795
	Naturelgaz Sanayi ve Ticaret AS	297,110	61,236
*	NET Holding AS	1,414,526	1,350,337
	Nuh Cimento Sanayi AS	283,836	1,803,747
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	7,940,165	998,433
*	Orge Enerji Elektrik Taahhut AS	387,937	999,524
	Osmanli Yatirim Menkul Degerler AS	339,722	73,334
	Otokar Otomotiv Ve Savunma Sanayi AS	51,372	505,019
#*	Oyak Cimento Fabrikalari AS	3,833,869	2,346,819
*	Oyak Yatirim Menkul Degerler AS	335,570	229,344
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	203,772	178,206
*	Pegasus Hava Tasimaciligi AS	873,618	5,080,739
*	Peker Gayrimenkul Yatirim Ortakligi AS	7,902,397	288,287
	Penta Teknoloji Urunleri Dagitim Ticaret AS	539,793	183,908
#*	Petkim Petrokimya Holding AS	2,664,681	1,123,030
*	Polisan Holding AS	270,190	108,232

		Shares	Value»
TURKEY — (Continued)
*	Politeknik Metal Sanayi ve Ticaret AS	1,785	$292,687
*	Qua Granite Hayal	3,236,610	447,418
*	Ral Yatirim Holding AS	874,225	2,678,378
*	Reysas Tasimacilik ve Lojistik Ticaret AS	2,953,037	1,133,954
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	2,566,755	1,256,705
#*	Sasa Polyester Sanayi AS	1,710,697	188,695
	SDT Uzay VE Savunma Teknolojileri AS	19,188	96,279
	Sekerbank Turk AS	16,972,942	2,291,745
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	684,094	1,144,282
	Sok Marketler Ticaret AS	1,073,246	1,052,777
	SUN Tekstil Sanayi Ve Ticaret AS	489,914	451,267
	Suwen Tekstil Sanayi Pazarlama AS	1,244,775	344,599
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	33,240	29,126
*	Tatlipinar Enerji Uretim AS	292,055	306,529
*	TAV Havalimanlari Holding AS	509,471	3,032,678
#*	Tekfen Holding AS	2,194,636	7,817,289
*	Teknosa Ic Ve Dis Ticaret AS	659,782	408,275
#	Tofas Turk Otomobil Fabrikasi AS	440,404	2,303,176
*	Tukas Gida Sanayi ve Ticaret AS	15,022,247	934,125
*	Tumosan Motor ve Traktor Sanayi AS	248,970	539,562
#*	Turk Altin Isletmeleri AS	798,685	519,756
#*	Turk Hava Yollari AO	1,661,642	12,329,258
*	Turk Ilac VE Serum Sanayi AS	37,255	19,065
#*	Turk Telekomunikasyon AS	2,326,620	3,178,357
#	Turk Traktor ve Ziraat Makineleri AS	111,270	1,757,040

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Turkcell Iletisim Hizmetleri AS	3,133,392	$7,349,532
	Turkiye Garanti Bankasi AS	2,048,140	5,505,245
	Turkiye Is Bankasi AS, Class C	26,058,433	7,016,110
	Turkiye Petrol Rafinerileri AS	3,708,983	12,055,404
	Turkiye Sigorta AS	3,856,193	1,756,807
#*	Turkiye Sinai Kalkinma Bankasi AS	16,051,342	4,378,815
#	Turkiye Sise ve Cam Fabrikalari AS	1,672,646	1,494,430
#*	Turkiye Vakiflar Bankasi TAO, Class D	11,268,172	6,101,555
#*	Ulker Biskuvi Sanayi AS	359,260	999,154
*	Ulusoy Un Sanayi ve Ticaret AS	822,040	123,562
*	Usak Seramik Sanayii AS	2,987,425	472,797
*	Vakif Finansal Kiralama AS	15,712,815	852,531
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	74,439	119,426
	Vestel Beyaz Esya Sanayi ve Ticaret AS	3,132,944	946,486
*	Vestel Elektronik Sanayi ve Ticaret AS	1,028,555	1,084,255
#*	Yapi ve Kredi Bankasi AS	13,905,693	8,270,200
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	906,339	547,777
*	Yayla Agro Gida Sanayi VE Nakliyat AS	616,382	139,300
*	YEO Teknoloji Enerji VE Endustri AS	507,427	559,713
	Ziraat Gayrimenkul Yatirim Ortakligi AS	1,131,674	713,090
*	Zorlu Enerji Elektrik Uretim AS	11,609,650	967,740

TOTAL TURKEY			246,671,989

		Shares	Value»
UNITED ARAB EMIRATES — (1.6%)
	Abu Dhabi Commercial Bank PJSC	8,888,324	$28,165,745
	Abu Dhabi Islamic Bank PJSC	6,729,319	33,503,717
	Abu Dhabi National Hotels	6,878,660	975,245
	Abu Dhabi National Insurance Co. PSC	130,367	219,077
	Abu Dhabi National Oil Co. for Distribution PJSC	9,458,903	8,680,113
*	Abu Dhabi Ports Co. PJSC	1,881,812	2,036,751
	Abu Dhabi Ship Building Co. PJSC	435,036	716,162
	ADNOC Drilling Co. PJSC	6,930,773	9,246,897
	Agility Global PLC	2,232,243	746,553
	Agthia Group PJSC	2,320,350	2,856,587
	Air Arabia PJSC	17,773,379	16,910,997
	Ajman Bank PJSC	9,170,184	3,771,094
*	AL Seer Marine Supplies & Equipment Co. LLC	872,970	695,146
	Aldar Properties PJSC	6,128,711	13,801,574
	Alpha Dhabi Holding PJSC	286,594	883,751
	Amanat Holdings PJSC	7,799,646	2,292,290
	Americana Restaurants International PLC - Foreign Co	1,487,179	914,763
*	Amlak Finance PJSC	8,588,913	1,970,494
*	Apex Investment Co. PSC	2,358,994	2,524,329
*††	Arabtec Holding PJSC	1,809,860	0
*	Aramex PJSC	5,064,139	3,835,222
*	Bank of Sharjah	100,232	25,057
	Burjeel Holdings PLC	5,384,793	2,214,845
	Dana Gas PJSC	38,260,651	7,761,265
	Deyaar Development PJSC	11,438,161	2,873,334
	Dubai Electricity & Water Authority PJSC	5,349,941	3,903,818
	Dubai Financial Market PJSC	8,442,548	3,149,935
	Dubai Investments PJSC	12,768,689	8,077,339

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Dubai Islamic Bank PJSC	15,610,530	$32,162,235
	Emaar Development PJSC	8,288,774	30,206,149
	Emaar Properties PJSC	22,537,337	80,531,577
	Emirates Central Cooling Systems Corp	4,667,591	2,051,215
	Emirates Driving Co.	359,027	239,272
	Emirates Integrated Telecommunications Co. PJSC	1,164,848	2,761,237
	Emirates NBD Bank PJSC	5,334,526	29,854,558
*	Emirates Reem Investments PJSC	46,142	34,002
	Emirates Telecommunications Group Co. PJSC	6,853,285	32,476,016
*	EMSTEEL Building Materials PJSC	10,561,775	3,339,255
*	Eshraq Investments PJSC	7,422,542	922,153
	Fertiglobe PLC	7,133,017	4,413,619
	First Abu Dhabi Bank PJSC	7,609,855	31,136,544
*	Ghitha Holding PJSC	131,881	641,374
*	Gulf Navigation Holding PJSC	1,112,100	1,633,275
*	Gulf Pharmaceutical Industries PSC	1,283,076	479,458
*	International Holding Co. PJSC	16,916	1,848,130
*	Manazel PJSC	8,913,842	856,669
*	Multiply Group PJSC	10,509,497	6,174,656
	National Central Cooling Co. PJSC	191,364	137,543
*	National Corp. for Tourism & Hotels	296,781	197,075
	Palms Sports PrJSC	144,639	254,899
*	Presight AI Holding PLC	1,140,104	601,891
*	RAK Properties PJSC	10,350,829	3,585,128
	Ras Al Khaimah Ceramics PJSC	3,388,555	2,295,959
	Salik Co. PJSC	4,884,138	6,729,398
*	Shuaa Capital PSC	6,794,195	447,582
*	Space42 PLC	4,314,630	1,949,956
	Taaleem Holdings PJSC	432,302	427,789
	TECOM Group PJSC	834,304	709,039

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Union Properties PJSC	17,009,230	$2,638,891

TOTAL UNITED ARAB EMIRATES			444,488,644

UNITED KINGDOM — (0.1%)
	Anglogold Ashanti PLC (AU US)	501,755	21,153,991

UNITED STATES — (0.2%)
#*Ω	HUUUGE, Inc.	42,466	207,020
	Yum China Holdings, Inc. (9987 HK)	84,650	3,954,632
	Yum China Holdings, Inc. (YUMC US)	1,120,797	48,541,718

TOTAL UNITED STATES			52,703,370

TOTAL COMMON STOCKS			26,971,104,091

PREFERRED STOCKS — (0.9%)

BRAZIL — (0.9%)
	Alpargatas SA, 1.438%	790,460	1,030,705
	Banco ABC Brasil SA, 7.581%	737,378	2,819,503
Ω	Banco BMG SA, 10.131%	909,136	610,347
	Banco Bradesco SA, 9.775%	6,466,753	15,645,140
	Banco do Estado do Rio Grande do Sul SA, 9.502%	1,577,973	3,197,570
	Banco Mercantil do Brasil SA, 6.310%	17,404	108,193
	Banco Pan SA, 3.173%	1,178,401	1,580,158
	Banco Pine SA, 10.291%	310,460	262,585
*	Braskem SA	284,731	535,330
	Centrais Eletricas Brasileiras SA, 4.010%	323,377	2,748,204
	Centrais Eletricas de Santa Catarina SA, 8.134%	65,563	949,743
	Cia de Ferro Ligas da Bahia FERBASA, 7.259%	1,543,128	1,971,345
	Cia De Sanena Do Parana, 5.195%	5,317,906	5,697,271

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Cia Energetica de Minas Gerais, 10.929%	5,479,913	$10,573,297
Cia Energetica do Ceara, 5.404%	72,603	319,956
Cia Paranaense de Energia - Copel Class B, 7.077%	3,838,043	7,797,615
Energisa SA, 6.888%	2,742	4,073
Eucatex SA Industria e Comercio, 5.851%	255,900	566,798
Gerdau SA, 5.337%	1,913,073	5,053,076
Isa Energia Brasil SA, 9.841%	705,895	2,983,960
Itau Unibanco Holding SA, 6.726%	5,148,488	32,278,125
Marcopolo SA, 8.381%	4,141,425	5,137,421
Petroleo Brasileiro SA, 17.822%	22,001,222	116,264,178
Raizen SA, 0.553%	5,626,827	1,794,588
Randon SA Implementos e Participacoes, 4.054%	1,783,426	2,818,838
Schulz SA, 7.575%	781,878	754,992
Taurus Armas SA, 5.969%	454,084	678,508
Track & Field Co. SA, 2.041%	128,862	262,258
Unipar Carbocloro SA, 9.231%	503,605	4,842,467
* Usinas Siderurgicas de Minas Gerais SA Usiminas	3,223,567	3,141,120

TOTAL BRAZIL		232,427,364

CHILE — (0.0%)
Coca-Cola Embonor SA Class B, 7.790%	319,716	449,748
Embotelladora Andina SA, 7.252%	897,867	3,840,321

TOTAL CHILE		4,290,069

COLOMBIA — (0.0%)
* Banco Davivienda SA	334,838	1,735,376
Bancolombia SA, 10.424%	80,974	831,668
Grupo Argos SA, 3.933%	93,838	366,419

	Shares	Value»
COLOMBIA — (Continued)
Grupo Aval Acciones y Valores SA, 3.937%	9,901,271	$1,344,985
Grupo de Inversiones Suramericana SA, 3.782%	257,639	2,297,403

TOTAL COLOMBIA		6,575,851

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	1,085,247	739,325

TOTAL PREFERRED STOCKS		244,032,609

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
* Banco Pine SA Warrants 12/31/2049	196	23
* Diagnosticos da America SA Warrants 04/30/2025	1,868	0
* Minerva SA Rights 05/29/2025	196,160	66,019

TOTAL BRAZIL		66,042

CHILE — (0.0%)
* Empresas Hites SA Rights 05/23/2025	594,906	11,309

INDIA — (0.0%)
* Advaita Allied Health Services Rights 05/22/2025	914	433
* Lloyds Engineering Works Ltd. Rights 05/30/2025	471,113	124,911

TOTAL INDIA		125,344

MALAYSIA — (0.0%)
* NEXG Bhd. Warrants 02/17/2028	1,559,400	77,699
* Supermax Corp. Bhd. Warrants 03/01/2030	263,951	14,987
* Top Glove Corp. Bhd. Warrants 02/09/2030	141,658	7,222

TOTAL MALAYSIA		99,908

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (0.0%)
#*	Chabiotech Co. Ltd. Rights 06/05/2025	20,676	$49,890
#*	Samsung SDI Co. Ltd. Rights 05/22/2025	16,222	393,140

TOTAL SOUTH KOREA			443,030

THAILAND — (0.0%)
*	Asia Sermkij Leasing PCL Rights 05/15/2025	546,249	2,453
*	Asia Sermkij Leasing PCL Rights 05/19/2025	50,700	228
*	Better World Green PCL Warrants	4,479,216	0
*	Better World Green PCL Warrants 03/13/2026	5,262,594	0
*	Better World Green PCL Warrants 08/13/2025	4,524,645	1,354
*	Jasmine International PCL Warrants 10/10/2031	12,050,452	133,473

		Shares	Value»
THAILAND — (Continued)
*	MBK PCL Rights 05/16/2025	586,362	$14,042
*	Northeast Rubber PCL Warrants 05/15/2026	1,435,650	7,736
*	VGI PCL Warrants 09/03/2025	758,660	16,352

TOTAL THAILAND			175,638

TOTAL RIGHTS/WARRANTS			921,271

TOTAL INVESTMENT SECURITIES (Cost $18,704,975,061)			27,216,057,971

			Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	38,185,247	441,612,384

TOTAL INVESTMENTS — (100.0%) (Cost $19,146,636,702)			$27,657,670,355

As of April 30, 2025, Emerging Markets Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,041	06/20/25	$290,298,747	$290,803,350	$504,603

Total Futures Contracts			$290,298,747	$290,803,350	$504,603

As of April 30, 2025, the value of Rule 144A securities amounted to $1,140,358,814 or 4.2% of net assets.

Summary of the Portfolio’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Belgium	—	$11,845,955	—	$11,845,955
Brazil	$824,784,726	—	—	824,784,726
Canada	—	10,236,938	—	10,236,938
Chile	131,874,805	1,414,519	—	133,289,324
China	488,275,287	6,256,720,690	$ 284,878	6,745,280,855

EMERGING MARKETS CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Colombia	$30,469,260	—	—	$30,469,260
Czech Republic	—	$36,940,238	—	36,940,238
Egypt	104,993	8,303,360	—	8,408,353
Greece	—	135,184,101	—	135,184,101
Hong Kong	—	420,152,521	$ 305,098	420,457,619
Hungary	—	68,245,407	—	68,245,407
India	209,524,274	5,413,529,994	—	5,623,054,268
Indonesia	5,713,953	384,180,637	284,429	390,179,019
Kuwait	—	106,870,516	647	106,871,163
Luxembourg	—	1,729,254	—	1,729,254
Malaysia	—	426,540,125	211	426,540,336
Mexico	583,373,487	2,319,754	—	585,693,241
Netherlands	—	12,858,717	—	12,858,717
Peru	27,608,276	—	14	27,608,290
Philippines	2,766,714	174,674,452	35,147	177,476,313
Poland	—	346,419,735	—	346,419,735
Qatar	—	211,345,128	—	211,345,128
Saudi Arabia	754,488	1,030,866,781	—	1,031,621,269
Singapore	—	13,859,995	—	13,859,995
South Africa	119,107,705	749,448,381	—	868,556,086
South Korea	51,010,359	2,652,614,314	935,531	2,704,560,204
Spain	—	1,559,642	—	1,559,642
Taiwan	392,792,786	4,441,265,794	94,395	4,834,152,975
Thailand	5,023,768	411,798,149	35,769	416,857,686
Turkey	—	246,671,989	—	246,671,989
United Arab Emirates	—	444,488,644	—	444,488,644
United Kingdom	21,153,991	—	—	21,153,991
United States	48,541,718	4,161,652	—	52,703,370
Preferred Stocks
Brazil	232,427,364	—	—	232,427,364
Chile	3,840,321	449,748	—	4,290,069
Colombia	6,575,851	—	—	6,575,851
Philippines	—	739,325	—	739,325
Rights/Warrants
Brazil	—	66,042	—	66,042
Chile	—	11,309	—	11,309
India	—	125,344	—	125,344
Malaysia	—	99,908	—	99,908
South Korea	—	443,030	—	443,030
Thailand	—	175,638	—	175,638
Securities Lending Collateral	—	441,612,384	—	441,612,384

Total Investments in Securities	$3,185,724,126	$24,469,970,110	$1,976,119<>	$27,657,670,355

Financial Instruments
Assets
Futures Contracts**	504,603	—	—	504,603

Total Financial Instruments	$504,603	—	—	$504,603

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.9%)
BELGIUM — (0.1%)
	Titan Cement International SA (TITC GA)	5,440	$252,540

BRAZIL — (3.0%)
	Atacadao SA	121,635	183,251
*	Automob Participacoes SA	82,705	3,935
	Bemobi Mobile Tech SA	10,600	35,320
*	Blau Farmaceutica SA	4,900	11,147
	Boa Safra Sementes SA	4,900	8,919
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,958	37,164
	Brava Energia	9,077	27,766
	C&A Modas SA	20,700	48,548
	CCR SA	10,700	25,359
*	Cia Brasileira de Aluminio	48,891	33,857
*	Cia Brasileira de Distribuicao	66,272	49,396
	Cia Siderurgica Nacional SA (CSNA3 BZ)	75,753	124,138
	Cogna Educacao SA	181,792	82,645
	Construtora Tenda SA	6,564	18,679
	Cruzeiro do Sul Educacional SA	42,900	30,917
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	52,448	229,102
Ω	Desktop SA	20,083	32,663
	Dexco SA	81,166	79,090
	Dimed SA Distribuidora da Medicamentos	15,800	25,558
*	Embraer SA (EMBR3 BZ)	61,354	701,850
*	Embraer SA (ERJ US), Sponsored ADR	6,184	284,093
	Empreendimentos Pague Menos SA	49,540	28,807
	Even Construtora e Incorporadora SA	24,000	24,317

		Shares	Value»
BRAZIL — (Continued)
	Ez Tec Empreendimentos e Participacoes SA	19,478	$45,579
	Fleury SA	26,898	61,568
	Gerdau SA, Sponsored ADR	187,063	488,234
	Grendene SA	25,531	25,013
	Grupo Mateus SA	48,100	65,262
	Grupo SBF SA	22,200	41,504
	Guararapes Confeccoes SA	15,030	21,558
*Ω	Hapvida Participacoes e Investimentos SA	886,591	362,438
	Hypera SA	33,356	141,767
	Iochpe Maxion SA	29,100	63,172
	Irani Papel e Embalagem SA	8,023	11,352
*	IRB-Brasil Resseguros SA	23,825	200,801
	Jalles Machado SA	9,600	6,766
	JHSF Participacoes SA	78,158	70,650
	Lavvi Empreendimentos Imobiliarios SA	16,300	29,985
	Localiza Rent a Car SA	68,080	515,355
	Lojas Quero-Quero SA	27,475	13,362
	Lojas Renner SA	94,022	242,048
Ω	LWSA SA	85,427	54,341
	M Dias Branco SA	12,228	54,664
	Magazine Luiza SA	52,400	86,054
	Marcopolo SA	12,100	11,641
	Marfrig Global Foods SA	69,554	263,256
	Melnick Even Desenvolvimento Imobiliario SA	15,800	9,020
	Mills Locacao Servicos e Logistica SA	9,000	16,112
	Moura Dubeux Engenharia SA	15,700	45,536
	Movida Participacoes SA	21,135	26,330
*	MRV Engenharia e Participacoes SA	71,000	74,063
	Natura & Co. Holding SA	60,800	101,884

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Oceanpact Servicos Maritimos SA	18,400	$17,573
*	Oncoclinicas do Brasil Servicos Medicos SA	16,300	17,377
	Petroreconcavo SA	27,176	61,486
	Porto Seguro SA	35,644	276,289
	Positivo Tecnologia SA	17,500	18,964
*	PRIO SA	120,597	716,338
	Profarma Distribuidora de Produtos Farmaceuticos SA	7,100	10,121
*	Qualicorp Consultoria e Corretora de Seguros SA	42,800	15,536
	Romi SA	14,050	22,677
	Sao Martinho SA	31,696	108,964
Ω	Ser Educacional SA	36,600	38,631
*	Simpar SA	49,444	46,698
	TIM SA	43,351	144,754
	Trisul SA	14,441	17,710
	Tupy SA	12,000	45,356
	Ultrapar Participacoes SA (UGPA3 BZ)	94,756	297,701
	Unifique Telecomunicacoes SA	17,671	12,175
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,300	23,593
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,000	56,695
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	71,832	62,274
	Vibra Energia SA	149,579	495,508
	Wiz Co.	9,400	9,888
	YDUQS Participacoes SA	36,200	91,151
*	Zamp SA	9,500	5,256

TOTAL BRAZIL			7,888,551

CANADA — (0.1%)
	China Gold International Resources Corp. Ltd. (2099 HK)	44,800	282,764

		Shares	Value»
CHILE — (0.3%)
*	CAP SA	9,137	$46,993
	Cia Sud Americana de Vapores SA	3,092,703	170,821
	Empresa Nacional de Telecomunicaciones SA	27,500	79,576
	Empresas CMPC SA	142,426	223,365
*	Ripley Corp. SA	203,862	94,257
	Salfacorp SA	72,948	52,079
	Sociedad Matriz SAAM SA	195,719	24,597
	SONDA SA	85,422	34,512

TOTAL CHILE			726,200

CHINA — (22.9%)
	361 Degrees International Ltd.	178,000	97,752
Ω	3SBio, Inc.	343,000	528,864
*	5I5J Holding Group Co. Ltd., Class A	18,200	7,931
	AAC Technologies Holdings, Inc.	96,500	461,942
	Advanced Technology & Materials Co. Ltd., Class A	28,900	44,575
*	Agora, Inc., ADR	19,782	64,885
	Aisino Corp., Class A	27,400	31,044
*	Alibaba Pictures Group Ltd.	2,470,000	161,332
Ω	A-Living Smart City Services Co. Ltd.	168,000	65,099
	Allmed Medical Products Co. Ltd., Class A	10,200	11,295
	Aluminum Corp. of China Ltd., Class H	492,000	264,073
*	Angang Steel Co. Ltd., Class H	214,600	40,604
	Anhui Conch Cement Co. Ltd., Class H	231,000	650,741
	Anhui Construction Engineering Group Co. Ltd., Class A	37,200	23,576
	Anhui Guangxin Agrochemical Co. Ltd., Class A	8,820	13,111
	Anhui Heli Co. Ltd., Class A	8,200	17,910
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	22,700	21,794

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	6,500	$16,756
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	24,400	17,981
	Anhui Jinhe Industrial Co. Ltd., Class A	8,800	30,144
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	16,700	19,055
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,800	17,277
	Anhui Xinhua Media Co. Ltd., Class A	22,500	21,704
	Anhui Yingliu Electromechanical Co. Ltd., Class A	6,600	17,969
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	21,800	54,422
	Anton Oilfield Services Group	374,000	46,216
	Aoshikang Technology Co. Ltd., Class A	6,000	20,562
	Aotecar New Energy Technology Co. Ltd., Class A	60,800	23,871
	APT Satellite Holdings Ltd.	118,000	29,204
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	8,400	33,185
	Asia Cement China Holdings Corp.	76,500	22,341
#Ω	AsiaInfo Technologies Ltd.	52,400	63,215
	AviChina Industry & Technology Co. Ltd., Class H	401,000	184,532
Ω	BAIC Motor Corp. Ltd., Class H	299,500	73,623
Ω	BAIOO Family Interactive Ltd.	180,000	11,234
*Ω	Bairong, Inc.	49,000	49,158
	Bank of Chongqing Co. Ltd., Class H	69,500	67,667

		Shares	Value»
CHINA — (Continued)
	Bank of Guizhou Co. Ltd., Class H	27,000	$3,825
Ω	Bank of Qingdao Co. Ltd., Class H	238,000	113,019
	Bank of Xi’an Co. Ltd., Class A	90,300	43,058
	Baoji Titanium Industry Co. Ltd., Class A	5,800	23,342
*	Baoye Group Co. Ltd., Class H	50,000	28,812
*	Baozun, Inc. (BZUN US), Sponsored ADR	15,036	39,244
	BBMG Corp., Class H	451,000	40,718
	Befar Group Co. Ltd., Class A	33,500	18,849
	Beibuwan Port Co. Ltd., Class A	19,300	22,424
#*	Beijing Capital International Airport Co. Ltd., Class H	398,000	143,476
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	10,250	12,314
	Beijing Easpring Material Technology Co. Ltd., Class A	10,200	53,128
	Beijing Energy International Holding Co. Ltd.	162,400	21,157
	Beijing Enterprises Water Group Ltd.	786,000	248,258
	Beijing Gehua CATV Network Co. Ltd., Class A	36,200	35,904
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	30,700	22,870
*	Beijing Haixin Energy Technology Co. Ltd., Class A	46,600	18,666
	Beijing Haohua Energy Resource Co. Ltd., Class A	22,200	22,079
*	Beijing Jetsen Technology Co. Ltd., Class A	31,300	22,793
	Beijing Jingyuntong Technology Co. Ltd., Class A	32,300	10,577
	Beijing North Star Co. Ltd., Class H	134,000	11,910

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Originwater Technology Co. Ltd., Class A	72,062	$44,007
	Beijing Relpow Technology Co. Ltd., Class A	32,500	62,845
	Beijing Sanyuan Foods Co. Ltd., Class A	20,500	12,315
*	Beijing Shunxin Agriculture Co. Ltd., Class A	8,900	19,518
	Beijing Sinnet Technology Co. Ltd., Class A	31,100	61,978
	Beijing SL Pharmaceutical Co. Ltd., Class A	23,600	20,902
	Beijing Strong Biotechnologies, Inc., Class A	11,400	21,961
	Beijing Wandong Medical Technology Co. Ltd., Class A	11,200	27,044
*	Beijing Watertek Information Technology Co. Ltd., Class A	58,000	29,323
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,000	28,790
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	15,870	22,921
*	Beiqi Foton Motor Co. Ltd., Class A	67,500	24,367
*	Bengang Steel Plates Co. Ltd., Class A	61,300	31,543
	Best Pacific International Holdings Ltd.	70,000	21,856
	BGI Genomics Co. Ltd., Class A	4,300	28,545
Ω	Blue Moon Group Holdings Ltd.	165,500	81,413
*	BOE HC SemiTek Corp.	17,900	16,300
	BOE Varitronix Ltd.	38,000	26,705
#	Boyaa Interactive International Ltd.	124,000	72,440
	Bright Dairy & Food Co. Ltd., Class A	19,900	22,637

		Shares	Value»
CHINA — (Continued)
#	Brilliance China Automotive Holdings Ltd.	424,000	$150,075
	Bros Eastern Co. Ltd., Class A	15,400	10,516
	B-Soft Co. Ltd., Class A	45,500	35,686
	BTG Hotels Group Co. Ltd., Class A	12,900	25,439
*	C C Land Holdings Ltd.	243,000	40,447
	C&D International Investment Group Ltd.	116,105	242,824
	C&S Paper Co. Ltd., Class A	19,400	17,632
#*Ω	CALB Group Co. Ltd.	25,400	53,758
	Camel Group Co. Ltd., Class A	13,000	15,031
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	50,000	23,775
	Canmax Technologies Co. Ltd., Class A	9,100	22,335
	Canny Elevator Co. Ltd., Class A	14,700	14,667
Ω	Cathay Group Holdings, Inc.	122,000	22,063
	CECEP Solar Energy Co. Ltd., Class A	43,300	25,726
	Central China Land Media Co. Ltd., Class A	14,400	24,588
	Central China Securities Co. Ltd., Class H	136,000	25,037
#	CGN New Energy Holdings Co. Ltd.	344,000	101,102
*	CGN Nuclear Technology Development Co. Ltd., Class A	24,800	23,883
	Changchun Faway Automobile Components Co. Ltd., Class A	16,200	21,000
	Changhong Meiling Co. Ltd., Class A	8,700	8,984
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	62,400	27,336

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Changjiang Publishing & Media Co. Ltd., Class A	27,900	$36,759
*	ChangYuan Technology Group Ltd., Class A	31,500	14,966
	Chaoju Eye Care Holdings Ltd.	47,500	16,378
	Chaowei Power Holdings Ltd.	99,000	16,956
Ω	Cheerwin Group Ltd.	57,500	17,009
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,700	17,549
	Chengdu Hongqi Chain Co. Ltd., Class A	31,400	24,595
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	7,800	29,980
	Chengdu Wintrue Holding Co. Ltd., Class A	16,100	18,447
*	Chengxin Lithium Group Co. Ltd., Class A	12,500	19,291
	Chengzhi Co. Ltd., Class A	12,800	13,314
	China BlueChemical Ltd., Class H	356,000	86,675
*Ω	China Bohai Bank Co. Ltd., Class H	519,000	60,932
	China CAMC Engineering Co. Ltd., Class A	8,800	9,603
#	China Chunlai Education Group Co. Ltd.	54,000	29,288
#	China Cinda Asset Management Co. Ltd., Class H	1,616,000	206,141
	China Coal Energy Co. Ltd., Class H	343,000	354,391
	China Coal Xinji Energy Co. Ltd., Class A	41,800	38,504
	China Communications Services Corp. Ltd., Class H	356,000	185,405
	China Conch Venture Holdings Ltd.	256,000	262,751

		Shares	Value»
CHINA — (Continued)
	China CYTS Tours Holding Co. Ltd., Class A	7,200	$9,636
	China Design Group Co. Ltd., Class A	8,200	8,438
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	378,000	57,934
	China Dongxiang Group Co. Ltd.	441,000	22,484
*	China Eastern Airlines Corp. Ltd., Class H	100,000	29,769
#	China Education Group Holdings Ltd.	5,400	1,697
	China Electronics Huada Technology Co. Ltd.	72,000	12,888
	China Electronics Optics Valley Union Holding Co. Ltd.	468,000	11,823
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	668,000	85,072
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	228,779	69,273
Ω	China Feihe Ltd.	685,000	517,651
	China Foods Ltd.	180,000	71,935
	China Galaxy Securities Co. Ltd., Class H	721,500	655,433
	China Gas Holdings Ltd.	542,122	490,150
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	23,800	28,086
	China Hongqiao Group Ltd.	438,000	786,216
Ω	China International Capital Corp. Ltd., Class H	252,400	434,175
	China International Marine Containers Group Co. Ltd., Class H	184,670	116,009
	China Lesso Group Holdings Ltd.	182,000	96,894
#	China Lilang Ltd.	100,000	48,145
*Ω	China Literature Ltd.	65,000	225,710

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Medical System Holdings Ltd.	230,000	$245,488
	China Meheco Group Co. Ltd., Class A	15,260	21,307
	China Meidong Auto Holdings Ltd.	168,000	44,979
	China Mengniu Dairy Co. Ltd.	586,000	1,459,521
	China Merchants Property Operation & Service Co. Ltd., Class A	14,200	23,058
Ω	China Merchants Securities Co. Ltd., Class H	86,800	131,647
#	China Modern Dairy Holdings Ltd.	643,000	84,526
	China National Accord Medicines Corp. Ltd., Class A	5,200	17,567
	China National Building Material Co. Ltd., Class H	402,785	195,309
	China National Gold Group Gold Jewellery Co. Ltd., Class A	18,900	21,395
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	23,600	15,032
*	China Oil & Gas Group Ltd.	1,080,000	19,007
	China Oilfield Services Ltd., Class H	304,000	237,731
	China Oriental Group Co. Ltd.	252,000	40,034
	China Petroleum Engineering Corp., Class A	71,500	30,130
	China Publishing & Media Co. Ltd., Class A	28,500	24,815
	China Railway Group Ltd., Class H	191,000	82,181
	China Railway Hi-tech Industry Co. Ltd., Class A	19,300	19,395
	China Railway Materials Co. Ltd., Class A	64,200	22,083

		Shares	Value»
CHINA — (Continued)
Ω	China Railway Signal & Communication Corp. Ltd., Class H	286,000	$115,015
	China Railway Tielong Container Logistics Co. Ltd., Class A	25,900	20,057
*	China Rare Earth Holdings Ltd.	348,000	17,255
	China Reinsurance Group Corp., Class H	1,283,000	148,786
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	5,200	19,010
	China Resources Building Materials Technology Holdings Ltd.	556,000	117,306
	China Resources Gas Group Ltd.	127,000	354,762
	China Resources Medical Holdings Co. Ltd.	168,500	79,324
#	China Risun Group Ltd.	238,000	76,894
*	China Ruifeng Renewable Energy Holdings Ltd.	294,000	18,980
*	China Sanjiang Fine Chemicals Co. Ltd.	149,000	34,337
Ω	China Shengmu Organic Milk Ltd.	453,000	10,212
	China Shineway Pharmaceutical Group Ltd.	66,000	61,595
	China State Construction International Holdings Ltd.	304,000	448,103
*	China Sunshine Paper Holdings Co. Ltd.	117,500	29,699
	China Tianying, Inc., Class A	40,700	23,642
	China TransInfo Technology Co. Ltd., Class A	21,600	27,238
*	China Vanke Co. Ltd., Class H	442,300	303,208

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	China Yongda Automobiles Services Holdings Ltd.	313,000	$99,787
*Ω	China Youran Dairy Group Ltd.	324,000	98,797
	China Zheshang Bank Co. Ltd., Class H	380,099	128,509
	Chinasoft International Ltd.	474,000	302,110
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	11,900	17,197
	Chongqing Department Store Co. Ltd., Class A	5,800	25,352
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	23,400	42,248
	Chongqing Gas Group Corp. Ltd., Class A	9,214	6,934
	Chongqing Machinery & Electric Co. Ltd., Class H	126,000	15,020
	Chongqing Road & Bridge Co. Ltd., Class A	30,200	22,023
	Chongqing Rural Commercial Bank Co. Ltd., Class H	456,000	350,091
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	28,400	32,047
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,828	51,704
	Chow Tai Seng Jewellery Co. Ltd., Class A	14,300	25,637
	CIMC Enric Holdings Ltd.	142,000	111,363
	Cisen Pharmaceutical Co. Ltd., Class A	8,300	15,350
	CITIC Resources Holdings Ltd.	674,000	30,826
	City Development Environment Co. Ltd., Class A	17,280	32,019
*	Citychamp Watch & Jewellery Group Ltd.	188,000	11,127
*	ClouDr Group Ltd.	134,300	18,771

		Shares	Value»
CHINA — (Continued)
*	CMGE Technology Group Ltd.	374,000	$16,103
	CMST Development Co. Ltd., Class A	27,600	22,319
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	65,400	36,773
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	32,100	30,988
*	COFCO Biotechnology Co. Ltd., Class A	17,700	13,329
*	COFCO Joycome Foods Ltd.	574,000	107,888
	Cofoe Medical Technology Co. Ltd., Class A	3,500	16,138
#*	Comba Telecom Systems Holdings Ltd.	336,000	63,453
	Concord New Energy Group Ltd.	1,520,000	92,056
	Consun Pharmaceutical Group Ltd.	112,000	133,384
	COSCO SHIPPING Development Co. Ltd., Class H	819,000	92,746
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	184,000	145,937
	COSCO SHIPPING International Hong Kong Co. Ltd.	116,000	70,335
	COSCO SHIPPING Ports Ltd.	299,514	155,035
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	23,500	19,007
	CQ Pharmaceutical Holding Co. Ltd., Class A	41,800	27,928
	CSG Holding Co. Ltd., Class A	37,592	24,537
	Daan Gene Co. Ltd., Class A	30,000	23,256
	Dajin Heavy Industry Co. Ltd., Class A	5,200	19,755
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	36,900	30,466

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Dashang Co. Ltd., Class A	9,790	$33,756
	Dawnrays Pharmaceutical Holdings Ltd.	155,000	23,139
	Deppon Logistics Co. Ltd., Class A	7,000	12,494
*	Dezhan Healthcare Co. Ltd., Class A	69,800	28,559
	Dian Diagnostics Group Co. Ltd., Class A	15,800	30,506
	Digital China Group Co. Ltd., Class A	10,000	56,313
#	Digital China Holdings Ltd.	99,000	31,405
	Digital China Information Service Group Co. Ltd., Class A	17,600	25,919
	Do-Fluoride New Materials Co. Ltd., Class A	13,200	21,136
	Dongfang Electric Corp. Ltd., Class H	69,800	95,272
#	Dongfeng Motor Group Co. Ltd., Class H	398,000	220,290
	Dongguan Development Holdings Co. Ltd., Class A	20,800	29,488
	Dongyue Group Ltd.	245,000	289,131
#	DouYu International Holdings Ltd., ADR	7,339	54,676
	Dynagreen Environmental Protection Group Co. Ltd., Class H	77,000	43,354
	Easyhome New Retail Group Co. Ltd., Class A	58,000	26,349
#	E-Commodities Holdings Ltd.	414,000	43,733
	Edvantage Group Holdings Ltd.	53,740	9,705
	EEKA Fashion Holdings Ltd.	51,000	48,995
	Era Co. Ltd., Class A	28,900	15,844
	Essex Bio-technology Ltd.	59,000	34,241
	Eternal Asia Supply Chain Management Ltd., Class A	31,100	20,781

		Shares	Value»
CHINA — (Continued)
	EVA Precision Industrial Holdings Ltd.	196,000	$19,035
	Ever Sunshine Services Group Ltd.	108,000	26,336
Ω	Everbright Securities Co. Ltd., Class H	65,200	56,847
	Excellence Commercial Property & Facilities Management Group Ltd.	69,000	11,909
	Fangda Carbon New Material Co. Ltd., Class A	30,200	19,194
	Fangda Special Steel Technology Co. Ltd., Class A	24,000	14,701
	Far East Smarter Energy Co. Ltd., Class A	33,200	21,945
*	Farasis Energy Gan Zhou Co. Ltd., Class A	15,604	26,179
	FAWER Automotive Parts Co. Ltd., Class A	23,200	18,751
	Feilong Auto Components Co. Ltd., Class A	17,800	37,279
	FESCO Group Co. Ltd., Class A	8,400	24,413
*	FIH Mobile Ltd.	672,000	65,024
*	Financial Street Holdings Co. Ltd., Class A	69,300	26,320
	FinVolution Group, ADR	31,745	251,103
	First Tractor Co. Ltd., Class H	24,000	18,753
	Flat Glass Group Co. Ltd., Class H	29,000	32,773
	Foshan Electrical & Lighting Co. Ltd., Class A	20,800	17,324
#	Fu Shou Yuan International Group Ltd.	236,000	106,964
	Fufeng Group Ltd.	313,000	261,495
	Fujian Longking Co. Ltd., Class A	7,900	12,588
	Fujian Star-net Communication Co. Ltd., Class A	10,400	27,744

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Fujian Sunner Development Co. Ltd., Class A	11,100	$24,527
	Fujian Yuanli Active Carbon Co. Ltd., Class A	10,300	20,557
	Fushun Special Steel Co. Ltd., Class A	24,500	16,845
	Gansu Energy Chemical Co. Ltd., Class A	102,700	33,245
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	83,950	15,840
	Gansu Shangfeng Cement Co. Ltd., Class A	12,600	15,241
	Gansu Yasheng Industrial Group Co. Ltd., Class A	59,700	23,279
	GCL Energy Technology Co. Ltd., Class A	25,936	25,609
#*	GCL Technology Holdings Ltd.	166,000	16,871
*	GDS Holdings Ltd. (9698 HK), Class A	82,900	262,968
	Geely Automobile Holdings Ltd.	991,000	2,080,408
#	Gemdale Properties & Investment Corp. Ltd.	1,608,000	50,453
	GF Securities Co. Ltd., Class H	187,000	243,592
#*	Global New Material International Holdings Ltd.	63,000	31,175
*	Glorious Property Holdings Ltd.	294,000	379
	Goldenmax International Group Ltd., Class A	19,400	21,608
	Goldwind Science & Technology Co. Ltd., Class H	75,878	52,284
*	Goodbaby International Holdings Ltd.	204,000	29,176
	Grand Pharmaceutical Group Ltd.	179,500	137,548
*	Grandjoy Holdings Group Co. Ltd., Class A	62,300	22,431

		Shares	Value»
CHINA — (Continued)
	Greentown China Holdings Ltd.	209,000	$266,701
#Ω	Greentown Management Holdings Co. Ltd.	96,000	32,905
	Greentown Service Group Co. Ltd.	244,000	139,100
	Guangdong Construction Engineering Group Co. Ltd., Class A	72,100	34,389
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	15,800	28,184
	Guangdong Dowstone Technology Co. Ltd., Class A	12,300	23,706
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	9,700	11,634
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	12,200	22,045
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	57,600	23,885
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	24,000	38,754
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	8,700	27,161
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	26,800	23,634
	Guangdong Tapai Group Co. Ltd., Class A	14,400	14,680
	Guangdong Vanward New Electric Co. Ltd., Class A	15,600	24,108
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	8,900	16,956
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	54,800	18,492

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Guanghui Logistics Co. Ltd., Class A	17,000	$17,004
	Guangshen Railway Co. Ltd., Class H	280,000	61,352
	Guangxi LiuYao Group Co. Ltd., Class A	3,700	8,620
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	26,600	8,900
	Guangzhou Automobile Group Co. Ltd., Class H	452,000	159,751
#	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	30,000	65,508
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	8,100	32,408
	Guangzhou Wondfo Biotech Co. Ltd., Class A	3,200	9,072
	Guilin Layn Natural Ingredients Corp., Class A	12,100	12,184
	Guizhou Chanhen Chemical Corp., Class A	7,600	23,652
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	20,900	13,066
	Guizhou Tyre Co. Ltd., Class A	27,600	16,579
	Guizhou Zhenhua E-chem, Inc., Class A	6,533	10,267
*	Guoguang Electric Co. Ltd., Class A	12,600	24,747
	Guoquan Food Shanghai Co. Ltd.	246,800	82,313
Ω	Guotai Haitong Securities Co. Ltd., Class H	390,288	556,250
*	Hainan Meilan International Airport Co. Ltd., Class H	41,000	50,690
	Hainan Mining Co. Ltd., Class A	18,400	17,738
	Haitian International Holdings Ltd.	84,000	194,582

		Shares	Value»
CHINA — (Continued)
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	310,000	$32,671
	Hand Enterprise Solutions Co. Ltd., Class A	23,000	62,037
	Hangxiao Steel Structure Co. Ltd., Class A	63,800	22,093
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	34,100	48,698
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	1,900	15,316
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	6,800	10,289
	Hangzhou Iron & Steel Co., Class A	63,800	96,256
	Hangzhou Lion Microelectronics Co. Ltd., Class A	7,000	25,076
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	10,900	37,375
	Harbin Electric Co. Ltd., Class H	164,000	101,089
*	Harbin Pharmaceutical Group Co. Ltd., Class A	28,000	13,878
	HBIS Resources Co. Ltd., Class A	11,400	20,359
*Ω	HBM Holdings Ltd.	63,000	69,509
	Health & Happiness H&H International Holdings Ltd.	56,000	63,754
	Hefei Urban Construction Development Co. Ltd., Class A	23,700	20,832
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	14,600	21,567
	Hello Group, Inc., Sponsored ADR	30,301	173,019
	Henan Liliang Diamond Co. Ltd., Class A	2,600	9,812
	Henan Mingtai Al Industrial Co. Ltd., Class A	19,640	32,499

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Henan Pinggao Electric Co. Ltd., Class A	18,300	$40,905
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,700	27,367
	Henan Yuguang Gold & Lead Co. Ltd., Class A	24,400	23,204
*	Henan Zhongfu Industry Co. Ltd., Class A	44,100	23,886
#	Hengan International Group Co. Ltd.	115,500	311,396
*	Hengdeli Holdings Ltd.	201,037	2,491
	Hitevision Co. Ltd., Class A	3,900	12,810
	HMT Xiamen New Technical Materials Co. Ltd., Class A	7,700	36,738
*	HNA Technology Co. Ltd., Class A	65,000	25,044
	Hongyuan Green Energy Co. Ltd., Class A	20,100	39,334
*	Hopson Development Holdings Ltd.	235,295	88,081
	Horizon Construction Development Ltd.	256,332	36,593
	Hoymiles Power Electronics, Inc., Class A	1,103	14,757
	Huabao Flavours & Fragrances Co. Ltd., Class A	3,900	8,613
	Huabao International Holdings Ltd.	48,000	14,210
	Huadian Heavy Industries Co. Ltd., Class A	27,200	22,487
	Huafu Fashion Co. Ltd., Class A	38,500	32,845
	Huaihe Energy Group Co. Ltd., Class A	41,600	19,878
	Huangshan Tourism Development Co. Ltd., Class A	7,000	11,421
	Huapont Life Sciences Co. Ltd., Class A	18,200	10,179
Ω	Huatai Securities Co. Ltd., Class H	240,800	356,866

		Shares	Value»
CHINA — (Continued)
	Huaxin Cement Co. Ltd. (6655 HK), Class H	46,000	$53,520
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	59,300	22,244
	Hubei Chutian Smart Communication Co. Ltd., Class A	34,000	20,723
	Hubei Yihua Chemical Industry Co. Ltd., Class A	13,900	20,853
	Hubei Zhenhua Chemical Co. Ltd., Class A	13,300	40,969
	Huishang Bank Corp. Ltd., Class H	31,000	11,641
	Hunan Aihua Group Co. Ltd., Class A	6,200	12,899
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	63,300	24,974
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	13,300	13,217
	Hunan Zhongke Electric Co. Ltd., Class A	10,700	22,277
	HUYA, Inc., ADR	16,422	61,747
*Ω	Hygeia Healthcare Holdings Co. Ltd.	65,200	117,565
*	Hytera Communications Corp. Ltd., Class A	38,600	59,353
*	HyUnion Holding Co. Ltd., Class A	23,200	22,229
	IKD Co. Ltd., Class A	17,300	39,619
	Infore Environment Technology Group Co. Ltd., Class A	41,500	34,132
	Inkeverse Group Ltd.	97,000	18,207
	Intco Medical Technology Co. Ltd., Class A	7,680	23,534
	Intron Technology Holdings Ltd.	54,000	9,200
#*	iQIYI, Inc., ADR	90,534	166,583
	Jangho Group Co. Ltd., Class A	15,800	11,584
*Ω	JD Health International, Inc.	137,250	651,279
*Ω	JD Logistics, Inc.	334,900	525,261

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
CHINA — (Continued)
Jiang Su Suyan Jingshen Co. Ltd., Class A	16,400	$21,597
Jiangling Motors Corp. Ltd., Class A	13,700	35,500
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	15,000	11,917
Jiangsu Azure Corp., Class A	20,800	36,408
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	62,300	28,412
Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	10,600	18,919
Jiangsu Etern Co. Ltd., Class A	32,600	28,343
Jiangsu General Science Technology Co. Ltd., Class A	25,500	15,980
Jiangsu Guomao Reducer Co. Ltd., Class A	26,300	57,210
Jiangsu Guotai International Group Co. Ltd., Class A	19,600	19,323
Jiangsu Hongdou Industrial Co. Ltd., Class A	48,800	14,253
Jiangsu Huachang Chemical Co. Ltd., Class A	22,100	21,248
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	60,760	34,708
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,700	15,161
Jiangsu Lihua Foods Group Co. Ltd.	5,600	14,634
Jiangsu Linyang Energy Co. Ltd., Class A	21,500	16,393
Jiangsu Shagang Co. Ltd., Class A	44,600	36,054
Jiangsu Shentong Valve Co. Ltd., Class A	13,200	19,699

		Shares	Value»
CHINA — (Continued)
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	31,700	$21,626
*	Jiangsu Sopo Chemical Co., Class A	11,400	12,921
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	23,000	16,612
	Jiangsu Yinhe Electronics Co. Ltd., Class A	32,400	18,588
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	71,020	41,094
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	69,400	25,818
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	21,100	32,093
	Jiangxi Copper Co. Ltd., Class H	212,000	356,223
	Jiangxi Ganyue Expressway Co. Ltd., Class A	24,900	17,627
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	9,200	8,518
	Jihua Group Corp. Ltd., Class A	55,500	19,727
*	Jilin Chemical Fibre, Class A	36,700	18,303
#	Jinchuan Group International Resources Co. Ltd.	463,000	38,207
*	Jinke Smart Services Group Co. Ltd., Class H	20,700	18,930
#	JinkoSolar Holding Co. Ltd., ADR	4,740	81,338
	Jinlei Technology Co. Ltd., Class A	8,200	22,254
#Ω	Jinxin Fertility Group Ltd.	432,000	161,564
	Jinyu Bio-Technology Co. Ltd., Class A	10,600	9,921
#Ω	Jiumaojiu International Holdings Ltd.	57,000	18,490

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jizhong Energy Resources Co. Ltd., Class A	36,400	$31,283
	Joy City Property Ltd.	784,000	21,032
	JS Corrugating Machinery Co. Ltd., Class A	13,400	19,745
*Ω	JS Global Lifestyle Co. Ltd.	274,500	63,673
	JSTI Group, Class A	29,400	35,624
*	Ju Teng International Holdings Ltd.	234,000	41,172
	Juewei Food Co. Ltd., Class A	12,700	27,740
*Ω	JW Cayman Therapeutics Co. Ltd.	42,000	8,244
*	JY Grandmark Holdings Ltd.	30,000	1,230
	Kailuan Energy Chemical Co. Ltd., Class A	29,600	24,616
	Kaishan Group Co. Ltd., Class A	12,800	15,390
	Keda Industrial Group Co. Ltd., Class A	29,400	36,696
	Keshun Waterproof Technologies Co. Ltd., Class A	36,500	23,665
#	Kinetic Development Group Ltd.	476,000	72,337
	Kingboard Holdings Ltd.	134,000	359,981
	Kingboard Laminates Holdings Ltd.	153,500	160,262
	Kingsoft Corp. Ltd.	176,200	877,900
	KPC Pharmaceuticals, Inc., Class A	10,800	22,755
	Kuangda Technology Group Co. Ltd., Class A	32,500	22,520
	Kunlun Energy Co. Ltd.	728,000	693,911
	Laobaixing Pharmacy Chain JSC, Class A	10,100	27,953
	Launch Tech Co. Ltd., Class H	27,000	36,175
	Lee & Man Chemical Co. Ltd.	34,000	15,321
	Lee & Man Paper Manufacturing Ltd.	228,000	61,270
*Ω	Legend Holdings Corp., Class H	115,600	114,755

		Shares	Value»
CHINA — (Continued)
	Leoch International Technology Ltd.	69,000	$20,746
	LexinFintech Holdings Ltd., ADR	22,127	173,697
	Leyard Optoelectronic Co. Ltd., Class A	44,200	37,442
	Li Ning Co. Ltd.	430,000	810,695
	Liaoning Cheng Da Co. Ltd., Class A	20,200	27,798
	Liaoning Port Co. Ltd., Class H	396,000	34,167
*	Lier Chemical Co. Ltd., Class A	9,500	13,351
*	Lifetech Scientific Corp.	458,000	84,975
	Linewell Software Co. Ltd., Class A	19,400	32,821
	Lingbao Gold Group Co. Ltd., Class H	72,000	79,505
Ω	Linklogis, Inc., Class B	232,000	34,678
#	Livzon Pharmaceutical Group, Inc., Class H	19,100	63,345
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	12,500	28,480
	Loncin Motor Co. Ltd., Class A	26,200	44,942
#Ω	Longfor Group Holdings Ltd.	365,000	488,214
	Longhua Technology Group Luoyang Co. Ltd., Class A	18,200	17,010
	Longshine Technology Group Co. Ltd., Class A	31,900	61,755
	Lonking Holdings Ltd.	374,000	94,174
	Lucky Harvest Co. Ltd., Class A	5,600	41,661
	Luenmei Quantum Co. Ltd., Class A	29,400	23,761
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,200	32,362
	Lushang Freda Pharmaceutical Co. Ltd., Class A	23,900	24,419
	Luxin Venture Capital Group Co. Ltd., Class A	10,400	16,474
#*Ω	Luye Pharma Group Ltd.	162,000	42,060
*	Maanshan Iron & Steel Co. Ltd., Class H	234,000	49,416

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Maccura Biotechnology Co. Ltd., Class A	12,800	$20,053
#*Ω Maoyan Entertainment		111,000	97,533
Ω	Medlive Technology Co. Ltd.	22,000	34,254
	Mesnac Co. Ltd., Class A	20,100	21,619
	Metallurgical Corp. of China Ltd., Class H	549,000	103,807
*Ω	Microport Cardioflow Medtech Corp.	179,000	20,811
#Ω	Midea Real Estate Holding Ltd.	51,200	26,571
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	3,300	21,951
	Ming Yuan Cloud Group Holdings Ltd.	282,000	105,500
*	Minmetals Development Co. Ltd., Class A	14,800	14,602
*	Minth Group Ltd.	144,000	343,961
	MLS Co. Ltd., Class A	18,000	19,572
*Ω	Mobvista, Inc.	91,000	64,907
*	MOG Digitech Holdings Ltd.	182,000	7,630
	Moon Environment Technology Co. Ltd., Class A	16,200	25,682
	Nanhua Futures Co. Ltd., Class A	7,900	12,954
	NanJi E-Commerce Co. Ltd., Class A	30,400	18,422
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,800	29,669
	Nanjing Iron & Steel Co. Ltd., Class A	87,500	52,046
	Nanjing Pharmaceutical Co. Ltd., Class A	32,100	23,039
*	Nanjing Sample Technology Co. Ltd., Class H	7,000	258
*	Nanjing Tanker Corp., Class A	98,100	36,052
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	26,900	23,528
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	6,200	14,028

		Shares	Value»
CHINA — (Continued)
#*	Nayuki Holdings Ltd.	73,500	$10,637
	NetDragon Websoft Holdings Ltd.	46,000	58,705
	Neusoft Corp., Class A	18,000	24,962
	New China Life Insurance Co. Ltd., Class H	166,100	606,582
	Nexteer Automotive Group Ltd.	158,000	105,913
#*	Nine Dragons Paper Holdings Ltd.	223,000	81,842
	Ningbo Boway Alloy Material Co. Ltd., Class A	9,000	21,565
	Ningbo Huaxiang Electronic Co. Ltd., Class A	12,200	28,081
	Ningbo Jintian Copper Group Co. Ltd., Class A	41,600	38,196
	Ningbo Peacebird Fashion Co. Ltd., Class A	6,000	13,109
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	9,588	26,473
	Ningbo Shanshan Co. Ltd., Class A	20,000	19,327
	Ningbo Xusheng Group Co. Ltd., Class A	8,500	15,125
	Ningbo Yunsheng Co. Ltd., Class A	17,300	17,783
	Ningxia Building Materials Group Co. Ltd., Class A	13,200	23,394
*	Ningxia Western Venture Industrial Co. Ltd., Class A	17,500	12,446
	NKY Medical Holdings Ltd., Class A	9,750	19,929
	Noah Holdings Ltd., Sponsored ADR	6,183	56,822
	Norinco International Cooperation Ltd., Class A	11,200	15,808
	North China Pharmaceutical Co. Ltd., Class A	19,300	16,050

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Northeast Pharmaceutical Group Co. Ltd., Class A	25,900	$18,321
	Northeast Securities Co. Ltd., Class A	31,000	32,331
*	Nuode New Materials Co. Ltd., Class A	34,600	14,565
	Onewo, Inc., Class H	38,800	107,069
	ORG Technology Co. Ltd., Class A	45,300	33,330
	Orient International Enterprise Ltd., Class A	18,500	18,987
	Orient Overseas International Ltd.	23,000	321,275
Ω	Orient Securities Co. Ltd., Class H	133,600	78,683
*	Oriental Energy Co. Ltd., Class A	28,500	32,101
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	7,300	22,030
	PCI Technology Group Co. Ltd., Class A	41,700	29,770
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	160,100	3,086
*	Pengxin International Mining Co. Ltd., Class A	49,700	32,952
Ω	Ping An Healthcare & Technology Co. Ltd.	292,100	280,790
	PNC Process Systems Co. Ltd., Class A	6,000	21,146
*	Polaris Bay Group Co. Ltd., Class A	37,000	32,344
	Poly Property Services Co. Ltd., Class H	41,000	162,800
	Prinx Chengshan Holdings Ltd.	18,000	18,109
	PW Medtech Group Ltd.	123,000	16,223
	Pylon Technologies Co. Ltd., Class A	2,355	13,303
*	Q Technology Group Co. Ltd.	46,000	38,583
*	Qi An Xin Technology Group, Inc., Class A	6,264	26,676
	Qifu Technology, Inc., ADR	20,470	839,884

		Shares	Value»
CHINA — (Continued)
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	19,500	$34,272
	Qingdao East Steel Tower Stock Co. Ltd., Class A	20,700	21,666
	Qingdao Gon Technology Co. Ltd., Class A	3,900	13,479
	Qingdao Hanhe Cable Co. Ltd., Class A	49,700	21,844
Ω	Qingdao Port International Co. Ltd., Class H	113,000	81,685
	Qingdao Rural Commercial Bank Corp., Class A	55,000	23,725
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	9,600	11,725
	Qinhuangdao Port Co. Ltd., Class H	107,500	29,758
*	Qudian, Inc., Sponsored ADR	29,458	80,126
#*	Radiance Holdings Group Co. Ltd.	119,000	46,075
#*Ω	Red Star Macalline Group Corp. Ltd., Class H	100,600	17,361
*Ω	Redco Properties Group Ltd.	160,000	2,103
	Renhe Pharmacy Co. Ltd., Class A	38,400	28,450
	Rianlon Corp., Class A	3,300	12,756
	Risen Energy Co. Ltd., Class A	11,200	13,655
	Riyue Heavy Industry Co. Ltd., Class A	17,000	27,877
	Rizhao Port Co. Ltd., Class A	28,000	11,576
*	RongFa Nuclear Equipment Co. Ltd., Class A	44,700	29,245
*	Roshow Technology Co. Ltd., Class A	46,700	45,914
	Runjian Co. Ltd., Class A	4,400	30,359
*	Sansteel Minguang Co. Ltd. Fujian, Class A	70,300	36,515
	Sansure Biotech, Inc., Class A	4,502	12,290

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sany Heavy Equipment International Holdings Co. Ltd.	221,000	$161,154
*	Seazen Group Ltd.	624,380	157,038
	S-Enjoy Service Group Co. Ltd.	73,000	26,355
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	36,900	21,386
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	33,900	18,290
*	Shaanxi Heimao Coking Co. Ltd., Class A	45,700	18,258
	Shandong Bohui Paper Industrial Co. Ltd., Class A	18,300	10,843
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,000	19,551
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	18,700	18,802
	Shandong Haihua Co. Ltd., Class A	15,600	11,426
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	19,100	14,729
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	21,700	10,194
	Shandong Humon Smelting Co. Ltd., Class A	15,300	22,832
*	Shandong Iron & Steel Co. Ltd., Class A	93,500	16,851
	Shandong Jinjing Science & Technology Co. Ltd., Class A	22,800	14,291
	Shandong Lukang Pharma, Class A	23,200	31,632
	Shandong Pharmaceutical Glass Co. Ltd., Class A	5,800	17,727

		Shares	Value»
CHINA — (Continued)
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	4,100	$29,708
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	499,200	367,442
	Shandong Xiantan Co. Ltd., Class A	10,050	8,218
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	36,000	25,476
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	22,100	19,540
	Shanghai AJ Group Co. Ltd., Class A	37,000	22,863
	Shanghai Bailian Group Co. Ltd., Class A	25,800	34,000
	Shanghai Baosteel Packaging Co. Ltd., Class A	14,500	9,474
	Shanghai Bright Meat Group Co. Ltd., Class A	21,900	24,459
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	10,100	12,527
	Shanghai Datun Energy Resources Co. Ltd., Class A	10,700	16,330
*	Shanghai Electric Group Co. Ltd., Class H	372,000	122,237
	Shanghai Environment Group Co. Ltd., Class A	31,680	34,312
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	73,000	131,282
	Shanghai Huayi Group Co. Ltd., Class A	21,300	19,954
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	26,300	21,311
	Shanghai Liangxin Electrical Co. Ltd., Class A	25,200	28,981

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A		9,700	$29,656
*	Shanghai Milkground Food Tech Co. Ltd., Class A	10,500	37,643
#	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	113,600	155,351
	Shanghai Pudong Construction Co. Ltd., Class A	14,700	12,867
	Shanghai QiFan Cable Co. Ltd., Class A	8,300	16,739
	Shanghai Runda Medical Technology Co. Ltd., Class A	10,500	26,097
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	23,400	32,977
	Shanghai Stonehill Technology Co. Ltd., Class A	83,500	59,733
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,700	22,725
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	41,200	24,180
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	22,500	33,321
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	23,300	20,132
	Shantui Construction Machinery Co. Ltd., Class A	22,000	26,426
	Shanxi Blue Flame Holding Co. Ltd., Class A	23,900	21,070
	Shanxi Coking Co. Ltd., Class A	75,810	36,327
	Shanxi Guoxin Energy Corp. Ltd., Class A	57,960	20,216
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	15,800	14,707
*	Shanxi Meijin Energy Co. Ltd., Class A	35,100	20,307

		Shares	Value»
CHINA — (Continued)
Shanying International Holding Co. Ltd., Class A		104,000	$24,004
	Shenghe Resources Holding Co. Ltd., Class A	36,800	53,638
	Shenma Industry Co. Ltd., Class A	31,900	35,289
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	236,800	62,722
	Shenzhen Agricultural Power Group Co. Ltd., Class A	20,600	17,988
	Shenzhen Airport Co. Ltd., Class A	31,600	29,468
	Shenzhen Cereals Holdings Co. Ltd., Class A	16,000	14,810
	Shenzhen Colibri Technologies Co. Ltd., Class A	12,200	25,448
	Shenzhen Das Intellitech Co. Ltd., Class A	48,400	21,174
	Shenzhen Desay Battery Technology Co., Class A	6,300	18,364
*	Shenzhen Dynanonic Co. Ltd., Class A	9,300	35,816
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	10,200	10,921
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,600	14,592
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	23,000	13,180
	Shenzhen Hopewind Electric Co. Ltd., Class A	11,100	45,554
	Shenzhen International Holdings Ltd.	173,700	177,701
	Shenzhen Invt Electric Co. Ltd., Class A	25,800	27,366
	Shenzhen Jinjia Group Co. Ltd., Class A	41,500	20,583

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	11,100	$20,825
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	10,500	21,715
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,200	31,554
	Shenzhen Leaguer Co. Ltd., Class A	24,800	28,108
	Shenzhen Microgate Technology Co. Ltd., Class A	18,000	25,376
	Shenzhen Noposin Crop Science Co. Ltd., Class A	12,400	16,123
	Shenzhen Senior Technology Material Co. Ltd., Class A	27,600	34,555
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	18,900	26,259
	Shenzhen Tagen Group Co. Ltd., Class A	24,600	12,053
	Shenzhen United Winners Laser Co. Ltd., Class A	10,977	23,895
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,100	16,130
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	68,200	41,913
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	2,000	9,441
	Shinva Medical Instrument Co. Ltd., Class A	7,930	16,061
#	Shiyue Daotian Group Co. Ltd.	18,000	14,024
	Shui On Land Ltd.	781,000	66,385
	Sichuan EM Technology Co. Ltd., Class A	17,500	21,700
	Sichuan Haite High-tech Co. Ltd., Class A	15,500	19,711

		Shares	Value»
CHINA — (Continued)
	Sichuan Hebang Biotechnology Co. Ltd., Class A	91,160	$21,222
	Sichuan Hexie Shuangma Co. Ltd., Class A	13,900	30,050
*	Sichuan Lutianhua Co. Ltd., Class A	37,800	25,159
	Sichuan Yahua Industrial Group Co. Ltd., Class A	14,000	21,564
	Sihuan Pharmaceutical Holdings Group Ltd.	584,000	54,173
	Sino Biopharmaceutical Ltd.	1,566,000	786,444
*	Sinochem International Corp., Class A	30,600	15,094
	Sinofert Holdings Ltd.	464,000	70,057
	Sinomach Automobile Co. Ltd., Class A	21,400	18,657
	Sinomach Precision Industry Group Co. Ltd., Class A	10,700	22,623
	Sinopec Engineering Group Co. Ltd., Class H	282,500	201,017
	Sinopec Kantons Holdings Ltd.	230,000	129,507
*	Sinopec Oilfield Equipment Corp., Class A	25,600	21,048
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	454,000	67,244
	Sinopharm Group Co. Ltd., Class H	259,200	610,869
	Sino-Platinum Metals Co. Ltd., Class A	10,660	19,358
	Sinosteel Engineering & Technology Co. Ltd., Class A	12,000	10,655
	Sinosteel New Materials Co. Ltd., Class A	12,100	13,014
	Sinotrans Ltd., Class H	393,000	170,799
	Skyworth Digital Co. Ltd., Class A	15,900	24,545
#	Skyworth Group Ltd.	236,434	90,744
Ω	Smoore International Holdings Ltd.	131,000	226,737

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Snowsky Salt Industry Group Co. Ltd., Class A	24,200	$16,625
#*	SOHO China Ltd.	381,500	26,542
	Southern Publishing & Media Co. Ltd., Class A	5,800	13,178
	SSY Group Ltd.	212,000	80,452
	Stanley Agricultural Group Co. Ltd., Class A	22,000	25,411
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	47,700	49,652
	STO Express Co. Ltd., Class A	13,600	20,013
	Sumec Corp. Ltd., Class A	29,000	37,780
*	Sun King Technology Group Ltd.	218,000	31,188
	Suning Universal Co. Ltd., Class A	67,314	20,023
	Sunrise Group Co. Ltd., Class A	27,700	20,616
*	Sunstone Development Co. Ltd., Class A	10,000	23,937
	Sunward Intelligent Equipment Co. Ltd., Class A	24,500	23,599
	Suzhou Anjie Technology Co. Ltd., Class A	13,800	24,456
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	39,700	18,962
	SY Holdings Group Ltd.	126,500	211,456
*	Taiyuan Heavy Industry Co. Ltd., Class A	45,700	14,795
*	Tangshan Jidong Cement Co. Ltd., Class A	31,600	20,608
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	32,100	21,472
	Tayho Advanced Materials Group Co. Ltd., Class A	19,200	27,029
	TCL Electronics Holdings Ltd.	209,000	264,008

		Shares	Value»
CHINA — (Continued)
	TDG Holdings Co. Ltd., Class A	21,000	$18,817
	Tencent Music Entertainment Group, ADR	9,792	131,409
	Three’s Co. Media Group Co. Ltd., Class A	6,700	25,561
	Tiande Chemical Holdings Ltd.	156,000	21,635
#	Tiangong International Co. Ltd.	308,000	83,680
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	62,000	25,450
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	47,200	21,998
	Tianjin Port Co. Ltd., Class A	33,200	20,220
	Tianjin Port Development Holdings Ltd.	526,000	41,296
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	10,400	29,229
	Tianjin Teda Co. Ltd., Class A	47,200	23,979
#	Tianneng Power International Ltd.	122,000	101,559
#	Tianqi Lithium Corp., Class H	26,800	79,667
	Tianrun Industry Technology Co. Ltd., Class A	35,200	29,935
*	Tibet Water Resources Ltd.	477,000	18,692
	Titan Wind Energy Suzhou Co. Ltd., Class A	17,500	15,497
	Tofflon Science & Technology Group Co. Ltd., Class A	14,900	24,133
	Toly Bread Co. Ltd., Class A	27,100	20,266
	Tomson Group Ltd.	89,778	31,065
	Tong Ren Tang Technologies Co. Ltd., Class H	116,000	70,768
	Tongdao Liepin Group	61,600	28,850
*	Tongguan Gold Group Ltd.	112,000	17,165

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	26,500	$24,489
	Tongyu Heavy Industry Co. Ltd., Class A	63,900	21,468
	Topsec Technologies Group, Inc., Class A	35,200	35,044
Ω	Topsports International Holdings Ltd.	345,000	137,157
	Transfar Zhilian Co. Ltd., Class A	38,900	28,121
	TravelSky Technology Ltd., Class H	155,000	215,769
	Triangle Tyre Co. Ltd., Class A	9,700	18,090
	Truly International Holdings Ltd.	314,000	38,548
	TSP Wind Power Group Co. Ltd.	12,000	10,497
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	67,200	2,591
	Unilumin Group Co. Ltd., Class A	28,700	27,446
	Valiant Co. Ltd., Class A	14,100	21,193
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	11,500	27,716
	Vatti Corp. Ltd., Class A	19,300	17,199
	Victory Giant Technology Huizhou Co. Ltd., Class A	6,900	70,332
	Vipshop Holdings Ltd., ADR	62,902	856,725
*Ω	Viva Biotech Holdings	133,500	25,299
	Walvax Biotechnology Co. Ltd., Class A	13,200	18,206
	Wangneng Environment Co. Ltd., Class A	10,100	24,827
	Wanguo Gold Group Ltd.	64,000	188,213
	Wanxiang Qianchao Co. Ltd., Class A	50,000	44,799
	Wasion Holdings Ltd.	124,000	128,278
	Wasu Media Holding Co. Ltd., Class A	24,500	26,003
	Weibo Corp. (9898 HK), Class A	13,880	114,717

		Shares	Value»
CHINA — (Continued)
	Weichai Power Co. Ltd., Class H	342,000	$667,208
	Weifu High-Technology Group Co. Ltd., Class A	12,200	32,800
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	15,100	19,520
*	Wellhope Foods Co. Ltd., Class A	18,200	20,933
	West China Cement Ltd.	394,000	79,145
	Windey Energy Technology Group Co. Ltd., Class A	10,400	15,057
	Wolong Electric Group Co. Ltd., Class A	12,900	45,599
	Wuhu Token Science Co. Ltd., Class A	41,900	32,786
	Wuling Motors Holdings Ltd.	140,000	7,381
	Wushang Group Co. Ltd., Class A	19,800	25,381
*Ω	Wuxi Biologics Cayman, Inc.	721,500	2,095,545
	Wuxi Boton Technology Co. Ltd., Class A	9,700	30,650
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	14,900	18,735
	Wuxi Paike New Materials Technology Co. Ltd., Class A	1,700	12,984
	Wuxi Rural Commercial Bank Co. Ltd., Class A	28,400	21,639
	Wuxi Taiji Industry Ltd. Co., Class A	23,200	20,224
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	221,000	20,635
	Xiamen Bank Co. Ltd., Class A	54,200	43,011
	Xiamen Changelight Co. Ltd., Class A	25,000	36,531
	Xiamen ITG Group Corp. Ltd., Class A	23,400	20,204
	Xiamen Xiangyu Co. Ltd., Class A	31,300	27,937
	Xi’An Shaangu Power Co. Ltd., Class A	26,300	30,029

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiandai Investment Co. Ltd., Class A	38,000	$20,718
	Xiangcai Co. Ltd., Class A	23,100	24,700
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	15,300	20,873
	Xianhe Co. Ltd., Class A	11,300	32,700
	Xilinmen Furniture Co. Ltd., Class A	7,500	15,806
	Xinfengming Group Co. Ltd., Class A	28,900	42,937
	Xingfa Aluminium Holdings Ltd.	20,000	19,768
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	62,000	89,749
	Xinjiang Communications Construction Group Co. Ltd., Class A	10,600	16,127
	Xinjiang Joinworld Co. Ltd., Class A	18,800	17,245
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	46,300	23,752
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	152,000	17,799
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	22,500	30,096
#*	Xinte Energy Co. Ltd., Class H	64,000	36,547
	Xinxiang Chemical Fiber Co. Ltd., Class A	32,600	17,495
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,883	36,121
#	Xinyi Energy Holdings Ltd.	528,127	62,541
#	Xinyi Solar Holdings Ltd.	626,000	208,183
	Xinyu Iron & Steel Co. Ltd., Class A	47,700	26,553
	Xinzhi Group Co. Ltd., Class A	13,100	31,098
	Xtep International Holdings Ltd.	317,520	216,533
#*	Xunlei Ltd., ADR	12,789	53,970

		Shares	Value»
CHINA — (Continued)
	Yangling Metron New Material, Inc., Class A	6,700	$17,391
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	34,500	60,858
#	Yankuang Energy Group Co. Ltd., Class H	396,000	413,591
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,800	11,824
*	Yatsen Holding Ltd., ADR	17,343	74,228
#*	Yeahka Ltd.	34,000	34,010
	Yechiu Metal Recycling China Ltd., Class A	70,100	23,058
	Yeebo International Holdings Ltd.	46,000	9,602
	Yibin Tianyuan Group Co. Ltd., Class A	14,900	9,001
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	59,000	94,620
	Yiren Digital Ltd., Sponsored ADR	19,865	129,917
#Ω	Yixin Group Ltd.	525,500	144,362
	Yixintang Pharmaceutical Group Co. Ltd., Class A	6,500	12,695
	Yonfer Agricultural Technology Co. Ltd., Class A	22,900	42,785
	Yongjin Technology Group Co. Ltd.	6,800	15,250
	Yotrio Group Co. Ltd., Class A	63,800	30,620
	Youzu Interactive Co. Ltd., Class A	17,900	23,225
*	Yueyang Forest & Paper Co. Ltd., Class A	24,600	14,516
	Yunnan Energy Investment Co. Ltd., Class A	11,700	17,555
	Yusys Technologies Co. Ltd., Class A	9,500	31,520
	Yutong Bus Co. Ltd., Class A	13,000	48,041
	Zengame Technology Holding Ltd.	62,000	18,078

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhefu Holding Group Co. Ltd., Class A	68,100	$29,502
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,700	34,372
	Zhejiang Communications Technology Co. Ltd., Class A	58,320	30,901
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,300	28,610
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	15,400	29,819
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	14,000	29,221
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	9,700	11,805
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	15,600	24,185
	Zhejiang Hailiang Co. Ltd., Class A	17,500	23,021
	Zhejiang HangKe Technology, Inc. Co., Class A	8,981	21,127
	Zhejiang Hangmin Co. Ltd., Class A	13,700	13,347
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	18,800	22,950
	Zhejiang Huace Film & Television Co. Ltd., Class A	54,800	54,316
	Zhejiang Huangma Technology Co. Ltd., Class A	15,200	25,315
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	14,600	17,184
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	9,400	55,519

		Shares	Value»
CHINA — (Continued)
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	23,280	$43,776
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	9,800	18,528
	Zhejiang Medicine Co. Ltd., Class A	8,405	15,421
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	66,780	55,295
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	2,556	7,721
	Zhejiang Runtu Co. Ltd., Class A	10,300	9,869
	Zhejiang Semir Garment Co. Ltd., Class A	33,700	26,073
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	28,000	19,994
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,100	15,646
	Zhejiang Wanliyang Co. Ltd., Class A	29,800	30,094
	Zhejiang Wanma Co. Ltd., Class A	25,300	51,502
	Zhejiang Wansheng Co. Ltd., Class A	8,600	11,240
	Zhejiang XCC Group Co. Ltd., Class A	5,900	30,404
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	13,900	17,205
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	21,700	22,656
	Zhejiang Xinao Textiles, Inc., Class A	19,200	15,654
	Zhende Medical Co. Ltd., Class A	3,900	10,279
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	34,200	56,930

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	31,100	$20,055
	Zhewen Interactive Group Co. Ltd., Class A	33,900	37,389
*	Zhihu, Inc.	8,200	10,743
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	155,000	223,820
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,000	31,492
	Zhongsheng Group Holdings Ltd.	150,500	226,455
*††	Zhongtian Financial Group Co. Ltd., Class A	95,600	0
	Zhongyuan Environment-Protection Co. Ltd., Class A	15,700	17,615
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	151,500	49,110
	Zhuhai Huafa Properties Co. Ltd., Class A	43,848	30,761
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	65,200	261,702
	Zhuzhou Kibing Group Co. Ltd., Class A	55,100	41,004
	Zhuzhou Times New Material Technology Co. Ltd., Class A	6,300	9,845
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	57,600	35,332
Ω	ZJLD Group, Inc.	46,000	38,452
	ZJMI Environmental Energy Co. Ltd., Class A	13,100	22,215
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	250,200	180,289
	ZTO Express Cayman, Inc. (2057 HK)	25,950	483,290

TOTAL CHINA			59,813,604

		Shares	Value»
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	5,074	$9,307
*	Corp. Financiera Colombiana SA	52,491	205,712
	Grupo Argos SA	36,020	187,364

TOTAL COLOMBIA			402,383

GREECE — (0.6%)
	Aegean Airlines SA	2,849	38,256
	Alpha Services & Holdings SA	252,527	615,719
	Autohellas Tourist & Trading SA	2,338	30,018
	Bank of Greece	2,693	41,877
	Ellaktor SA	5,435	8,022
	ElvalHalcor SA	9,981	22,390
	Fourlis Holdings SA	5,499	24,912
	GEK Terna SA	5,473	113,593
	Hellenic Exchanges - Athens Stock Exchange SA	4,613	27,611
	Helleniq Energy Holdings SA	12,846	110,959
	Intracom Holdings SA	8,294	29,048
	Jumbo SA	808	25,511
*	LAMDA Development SA	9,148	68,834
	Motor Oil Hellas Corinth Refineries SA	8,499	205,932
	Piraeus Port Authority SA	1,053	47,142
	Quest Holdings SA	1,769	12,692
	Sarantis SA	2,283	34,999

TOTAL GREECE			1,457,515

HONG KONG — (2.7%)
	Beijing Enterprises Holdings Ltd.	99,000	401,700
	Chervon Holdings Ltd.	19,400	32,581
*	China Aerospace International Holdings Ltd.	354,000	17,564
	China Everbright Ltd.	106,000	56,685
	China Jinmao Holdings Group Ltd.	700,298	103,622
	China Merchants Port Holdings Co. Ltd.	257,610	418,225
	China Nonferrous Mining Corp. Ltd.	225,000	148,918
	China Overseas Grand Oceans Group Ltd.	356,000	78,856

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	China Overseas Land & Investment Ltd.	568,000	$1,007,717
Ω	China Resources Pharmaceutical Group Ltd.	397,500	250,908
	China Taiping Insurance Holdings Co. Ltd.	305,600	423,185
#*	China Traditional Chinese Medicine Holdings Co. Ltd.	624,000	162,439
	China Travel International Investment Hong Kong Ltd.	416,000	54,051
*	China Vered Financial Holding Corp. Ltd.	3,700,000	22,452
*††	China Zhongwang Holdings Ltd.	360,400	0
	CSPC Pharmaceutical Group Ltd.	1,204,000	948,317
	CSSC Hong Kong Shipping Co. Ltd.	300,000	65,683
	Far East Horizon Ltd.	267,000	207,175
	Fosun International Ltd.	171,500	88,905
Ω	Genertec Universal Medical Group Co. Ltd.	196,000	129,271
Ω	Hua Hong Semiconductor Ltd.	140,000	640,197
	Jinmao Property Services Co. Ltd.	5,740	2,143
#	Morimatsu International Holdings Co. Ltd.	78,000	55,388
	PAX Global Technology Ltd.	45,000	27,099
	Poly Property Group Co. Ltd.	305,560	57,742
	Shanghai Industrial Holdings Ltd.	85,000	129,714
	Shenzhen Investment Ltd.	326,068	32,750
	Shoucheng Holdings Ltd.	466,000	95,513
	Shougang Fushan Resources Group Ltd.	453,416	143,686
Ω	Simcere Pharmaceutical Group Ltd.	84,000	94,967
*	Sinic Holdings Group Co. Ltd.	28,000	0

		Shares	Value»
HONG KONG — (Continued)
	Sinotruk Hong Kong Ltd.	114,000	$273,931
	Sun Art Retail Group Ltd.	472,000	112,646
	Tian An China Investment Co. Ltd.	123,000	67,727
*††	Tian Shan Development Holding Ltd.	52,000	0
††	Untrade.China Dili	334,200	5,335
	Wharf Holdings Ltd.	210,000	527,499
#	Yuexiu Property Co. Ltd.	261,600	157,884
	Yuexiu Services Group Ltd.	90,500	33,560

TOTAL HONG KONG			7,076,035

INDIA — (21.1%)
	360 ONE WAM Ltd.	16,231	187,909
	63 Moons Technologies Ltd.	3,396	25,788
	Aarti Drugs Ltd.	7,935	32,843
	Aarti Industries Ltd.	25,524	126,814
	Aarti Pharmalabs Ltd.	3,849	32,604
*	Aavas Financiers Ltd.	5,836	133,417
	ACC Ltd.	11,413	253,218
	Action Construction Equipment Ltd.	6,469	89,818
	ADF Foods Ltd.	11,510	30,137
*	Aditya Birla Capital Ltd.	73,935	171,236
	Aditya Birla Real Estate Ltd.	8,265	187,957
	Advanced Enzyme Technologies Ltd.	6,682	22,599
	Aegis Logistics Ltd.	20,735	190,450
*	Aether Industries Ltd.	2,729	26,117
	AGI Greenpac Ltd.	3,184	30,681
	Ahluwalia Contracts India Ltd.	3,784	38,064
	AIA Engineering Ltd.	5,562	207,878
	Ajanta Pharma Ltd.	3,566	113,527
	Alembic Ltd.	6,876	8,133
	Alembic Pharmaceuticals Ltd.	8,442	86,923
	Alkem Laboratories Ltd.	4,259	255,949
	Allcargo Logistics Ltd.	29,876	10,447
	Amara Raja Energy & Mobility Ltd.	17,864	205,454
*	Amber Enterprises India Ltd.	2,627	189,082

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Anant Raj Ltd.	16,935	$90,180
	Angel One Ltd.	3,622	99,271
	Apar Industries Ltd.	1,978	131,056
	APL Apollo Tubes Ltd.	963	18,274
	Apollo Pipes Ltd.	1,969	9,060
	Apollo Tyres Ltd.	58,316	324,564
	Aptus Value Housing Finance India Ltd.	9,294	35,014
	Arvind Fashions Ltd.	4,486	21,077
	Arvind Ltd.	22,037	93,952
	Asahi India Glass Ltd.	7,855	68,541
*	Ashapura Minechem Ltd.	2,747	10,781
	Ashiana Housing Ltd.	6,134	19,567
	Ashok Leyland Ltd.	187,863	503,072
*	Ashoka Buildcon Ltd.	22,830	49,879
Ω	Aster DM Healthcare Ltd.	20,067	120,364
	Astra Microwave Products Ltd.	3,585	34,878
	Atul Ltd.	1,372	109,045
Ω	AU Small Finance Bank Ltd.	22,943	183,495
*	Aurobindo Pharma Ltd.	52,623	762,674
	Automotive Axles Ltd.	879	17,223
	Avanti Feeds Ltd.	6,008	61,844
*	AWL Agri Business Ltd.	20,545	64,860
*	Bajaj Consumer Care Ltd.	15,751	30,896
*	Bajaj Hindusthan Sugar Ltd.	120,090	27,533
	Bajaj Holdings & Investment Ltd.	3,740	532,781
	Balaji Amines Ltd.	852	12,779
	Balkrishna Industries Ltd.	10,726	338,883
	Balmer Lawrie & Co. Ltd.	10,274	24,083
	Balrampur Chini Mills Ltd.	24,145	156,642
	Banco Products India Ltd.	3,038	13,162
Ω	Bandhan Bank Ltd.	77,514	151,303
	Bank of India	87,859	119,670
	Bank of Maharashtra	86,887	51,867
	Bannari Amman Sugars Ltd.	715	34,981
	BASF India Ltd.	1,446	74,568
	BEML Ltd.	3,138	118,112
	Bhansali Engineering Polymers Ltd.	32,989	42,489
	Bharat Bijlee Ltd.	1,034	35,489

		Shares	Value»
INDIA — (Continued)
	Bharat Forge Ltd.	2,085	$27,218
	Bharat Heavy Electricals Ltd.	165,592	441,845
	Bharat Rasayan Ltd.	47	5,283
	Birla Corp. Ltd.	5,943	74,798
	BirlaNu Ltd.	799	17,851
	Birlasoft Ltd.	27,719	127,831
	Bluspring Enterprises Ltd.	11,307	25,760
	Bombay Burmah Trading Co.	3,632	79,881
*	Borosil Scientific Ltd.	1,599	2,480
	Bosch Ltd.	925	319,661
	Brigade Enterprises Ltd.	14,693	177,600
*	Brightcom Group Ltd.	196,745	23,870
	BSE Ltd.	8,010	603,927
	Can Fin Homes Ltd.	13,719	115,817
	Canara Bank	358,790	412,540
*	Capacit’e Infraprojects Ltd.	12,960	54,308
	Caplin Point Laboratories Ltd.	4,054	89,318
	Carborundum Universal Ltd.	2,630	31,706
	Care Ratings Ltd.	3,111	44,763
*	Cartrade Tech Ltd.	2,827	57,228
	CCL Products India Ltd.	7,811	54,083
	Ceat Ltd.	5,123	199,227
	Century Enka Ltd.	2,942	17,863
	Century Plyboards India Ltd.	2,114	17,465
	Chambal Fertilisers & Chemicals Ltd.	29,578	241,528
	Cholamandalam Financial Holdings Ltd.	15,121	333,312
	Cholamandalam Investment & Finance Co. Ltd.	46,252	816,924
	CIE Automotive India Ltd.	20,010	95,158
*	Cigniti Technologies Ltd.	1,547	24,580
	Cipla Ltd.	21,378	392,276
	City Union Bank Ltd.	66,775	138,973
	CMS Info Systems Ltd.	14,556	75,260
Ω	Cochin Shipyard Ltd.	19,212	360,989
	Confidence Petroleum India Ltd.	8,044	4,907
	Container Corp. of India Ltd.	40,331	320,649

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Coromandel International Ltd.	17,834	$467,267
	Cosmo First Ltd.	2,466	17,149
	CreditAccess Grameen Ltd.	8,071	103,102
*	CSB Bank Ltd.	13,783	57,761
	Cummins India Ltd.	1,676	57,259
	Cyient Ltd.	10,301	144,192
	Dalmia Bharat Ltd.	13,110	300,174
	Dalmia Bharat Sugar & Industries Ltd.	1,619	7,164
	DB Corp. Ltd.	6,805	19,605
	DCB Bank Ltd.	57,328	91,060
	DCM Shriram Ltd.	5,586	65,890
*	DCW Ltd.	20,413	19,061
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,075	122,022
	Deepak Nitrite Ltd.	2,171	49,672
*	Delhivery Ltd.	31,045	112,141
	Delta Corp. Ltd.	17,415	19,052
*	DEN Networks Ltd.	17,185	6,614
*	Dhani Services Ltd.	45,884	31,210
	Dhanuka Agritech Ltd.	1,649	25,362
	Digitide Solutions Ltd.	11,307	21,429
Ω	Dilip Buildcon Ltd.	2,926	14,649
*	Dishman Carbogen Amcis Ltd.	4,884	11,112
#	Dr. Reddy’s Laboratories Ltd., ADR	22,806	317,460
*	Dwarikesh Sugar Industries Ltd.	25,289	11,949
	eClerx Services Ltd.	3,096	91,291
	Edelweiss Financial Services Ltd.	91,879	86,040
*	EID Parry India Ltd.	13,557	130,843
	EIH Ltd.	16,018	70,135
	Electrosteel Castings Ltd.	67,971	77,959
*	Embassy Developments Ltd.	91,110	105,316
Ω	Endurance Technologies Ltd.	4,098	90,953
	Engineers India Ltd.	54,368	114,324
	Epigral Ltd.	2,451	50,300
	EPL Ltd.	16,493	36,969
Ω	Equitas Small Finance Bank Ltd.	64,024	50,502
Ω	Eris Lifesciences Ltd.	5,181	88,365
	Escorts Kubota Ltd.	7,272	278,881
	Exide Industries Ltd.	67,801	278,926
	FDC Ltd.	8,552	42,604
	Federal Bank Ltd.	298,315	692,612

		Shares	Value»
INDIA — (Continued)
	FIEM Industries Ltd.	2,550	$43,228
*	Fino Payments Bank Ltd.	2,776	8,043
	Finolex Cables Ltd.	10,965	112,278
	Finolex Industries Ltd.	45,245	93,086
	Firstsource Solutions Ltd.	40,640	161,908
	Force Motors Ltd.	534	56,343
	Fortis Healthcare Ltd.	67,232	540,906
	Gabriel India Ltd.	14,644	93,412
	GAIL India Ltd. (GAIL IN)	138,523	307,954
	Galaxy Surfactants Ltd.	1,265	31,139
	Ganesh Housing Corp. Ltd.	2,074	26,654
	Ganesha Ecosphere Ltd.	871	14,918
	Garware Technical Fibres Ltd.	6,175	62,562
	Gateway Distriparks Ltd.	53,007	37,431
	GHCL Ltd.	12,047	82,567
	GHCL Textiles Ltd.	12,047	11,257
	GIC Housing Finance Ltd.	4,685	9,711
Ω	Gland Pharma Ltd.	1,126	18,655
	Glenmark Pharmaceuticals Ltd.	25,269	411,614
	Godawari Power & Ispat Ltd.	29,870	63,588
	Godfrey Phillips India Ltd.	2,269	218,430
Ω	Godrej Agrovet Ltd.	5,663	51,057
*	Godrej Industries Ltd.	12,487	159,861
	Goodyear India Ltd.	858	9,134
	Granules India Ltd.	23,190	124,196
	Graphite India Ltd.	13,925	74,999
	Grauer & Weil India Ltd.	13,172	13,144
	Great Eastern Shipping Co. Ltd.	17,366	178,900
	Greaves Cotton Ltd.	10,604	24,611
	Greenlam Industries Ltd.	2,510	6,121
	Greenpanel Industries Ltd.	7,462	20,798
	Greenply Industries Ltd.	3,563	12,215
	Gujarat Alkalies & Chemicals Ltd.	4,036	28,947
	Gujarat Ambuja Exports Ltd.	22,550	31,414

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Gujarat Fluorochemicals Ltd.	3,294	$149,576
	Gujarat Mineral Development Corp. Ltd.	17,056	61,034
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	11,508	66,247
	Gujarat Pipavav Port Ltd.	41,924	66,371
	Gujarat State Fertilizers & Chemicals Ltd.	32,270	70,948
	Gujarat State Petronet Ltd.	48,339	182,776
	Gulf Oil Lubricants India Ltd.	1,818	25,581
*	Hathway Cable & Datacom Ltd.	78,059	12,423
	HBL Engineering Ltd.	11,243	63,940
*	HealthCare Global Enterprises Ltd.	5,478	36,804
	HEG Ltd.	13,190	72,463
	HeidelbergCement India Ltd.	9,938	22,434
	Heritage Foods Ltd.	14,892	68,967
	Hero MotoCorp Ltd. (HMCL IN)	9,901	449,600
	HFCL Ltd.	136,955	127,880
	HG Infra Engineering Ltd.	2,995	38,089
	Hikal Ltd.	4,944	22,652
	Himadri Speciality Chemical Ltd.	40,762	210,143
	Himatsingka Seide Ltd.	4,826	7,989
	Hinduja Global Solutions Ltd.	1,427	8,262
Ω	Home First Finance Co. India Ltd.	1,568	23,065
	Honda India Power Products Ltd.	495	11,966
	Huhtamaki India Ltd.	3,724	8,419
Ω	ICICI Lombard General Insurance Co. Ltd.	6,129	136,072
	ICRA Ltd.	640	42,102
*	IDFC First Bank Ltd.	828,466	637,734
	IIFL Capital Services Ltd.	10,171	26,564
*	IIFL Finance Ltd.	37,191	157,473
*	India Cements Ltd.	13,703	49,960
	India Glycols Ltd.	2,660	43,707
	Indian Bank	44,284	294,408

		Shares	Value»
INDIA — (Continued)
Ω	Indian Railway Finance Corp. Ltd.	152,813	$224,023
	Indo Count Industries Ltd.	9,730	34,708
*	Indus Towers Ltd.	97,737	469,046
	Infibeam Avenues Ltd.	180,857	36,558
	Info Edge India Ltd.	6,575	549,410
*	Inox Wind Ltd.	15,852	31,486
	Intellect Design Arena Ltd.	9,038	83,979
	Ipca Laboratories Ltd.	19,348	317,118
Ω	IRCON International Ltd.	61,167	109,943
	ISGEC Heavy Engineering Ltd.	2,819	37,417
	ITD Cementation India Ltd.	21,907	125,388
	J Kumar Infraprojects Ltd.	8,134	63,503
	Jagran Prakashan Ltd.	20,306	17,399
	Jai Corp. Ltd.	2,814	2,956
	Jammu & Kashmir Bank Ltd.	59,754	66,956
	Jamna Auto Industries Ltd.	26,376	24,976
	JB Chemicals & Pharmaceuticals Ltd.	1,201	22,914
	Jindal Saw Ltd.	73,248	214,655
	Jindal Stainless Ltd.	67,116	460,977
	Jindal Steel & Power Ltd.	48,771	516,341
	JK Cement Ltd.	4,807	290,363
	JK Lakshmi Cement Ltd.	9,249	84,087
	JK Paper Ltd.	13,452	49,909
	JK Tyre & Industries Ltd.	16,774	61,491
	JM Financial Ltd.	85,680	101,817
	JSW Energy Ltd.	49,563	280,657
	JTEKT India Ltd.	11,048	18,555
	Jubilant Ingrevia Ltd.	16,322	125,027
	Jubilant Pharmova Ltd.	12,752	133,415
*	Just Dial Ltd.	2,955	32,437
	Jyothy Labs Ltd.	16,518	72,699
	Kajaria Ceramics Ltd.	1,541	14,602
	Kalpataru Projects International Ltd.	11,825	135,213
	Kalyani Steels Ltd.	5,570	45,826
	Kansai Nerolac Paints Ltd.	25,838	78,358
	Karnataka Bank Ltd.	66,443	154,159

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Karur Vysya Bank Ltd.	70,147	$180,787
	Kaveri Seed Co. Ltd.	2,474	41,836
	KCP Ltd.	12,677	29,818
	KDDL Ltd.	114	3,490
	KEC International Ltd.	15,776	130,531
	KEI Industries Ltd.	1,069	38,536
	Kennametal India Ltd.	656	16,034
*	Kewal Kiran Clothing Ltd.	1,817	9,597
	Kirloskar Brothers Ltd.	5,543	112,138
	Kirloskar Ferrous Industries Ltd.	6,216	33,820
	Kirloskar Oil Engines Ltd.	10,741	94,686
	Kirloskar Pneumatic Co. Ltd.	2,651	35,268
	KNR Constructions Ltd.	19,028	49,022
	Kovai Medical Center & Hospital Ltd.	977	64,488
	KPR Mill Ltd.	10,562	124,951
	KRBL Ltd.	9,467	34,916
	Krsnaa Diagnostics Ltd.	1,854	16,061
	KSB Ltd.	6,625	56,925
	L&T Finance Ltd.	125,185	243,267
	LA Opala RG Ltd.	3,233	8,727
Ω	Laurus Labs Ltd.	23,973	170,880
	Laxmi Organic Industries Ltd.	6,278	12,934
	LG Balakrishnan & Bros Ltd.	4,876	68,398
	LIC Housing Finance Ltd.	52,307	371,448
	Linde India Ltd.	621	46,514
	LMW Ltd.	473	90,659
	LT Foods Ltd.	25,353	103,638
	Lumax Auto Technologies Ltd.	4,144	25,478
	Lumax Industries Ltd.	360	10,026
	Lupin Ltd.	29,069	721,585
	LUX Industries Ltd.	482	7,813
	Maharashtra Scooters Ltd.	720	97,324
	Maharashtra Seamless Ltd.	9,160	70,780
	Mahindra & Mahindra Financial Services Ltd.	84,045	260,140
	Mahindra Lifespace Developers Ltd.	12,243	49,615
Ω	Mahindra Logistics Ltd.	4,503	16,146

		Shares	Value»
INDIA — (Continued)
	Maithan Alloys Ltd.	646	$7,083
*	Man Industries India Ltd.	4,449	14,393
	Man Infraconstruction Ltd.	20,147	36,388
	Manappuram Finance Ltd.	86,581	235,933
	Marksans Pharma Ltd.	51,545	133,006
Ω	MAS Financial Services Ltd.	8,817	27,823
	Mastek Ltd.	2,382	59,139
	Mayur Uniquoters Ltd.	2,174	11,841
	Mazagon Dock Shipbuilders Ltd.	4,412	159,302
*	Medplus Health Services Ltd.	3,246	30,246
*	Meghmani Organics Ltd.	26,079	20,967
	Minda Corp. Ltd.	10,408	59,983
Ω	Mishra Dhatu Nigam Ltd.	11,441	41,485
	MM Forgings Ltd.	2,438	9,815
	MOIL Ltd.	10,893	40,654
	Monte Carlo Fashions Ltd.	1,697	11,466
*	Morepen Laboratories Ltd.	76,735	54,424
	Motilal Oswal Financial Services Ltd.	26,176	201,935
	Mphasis Ltd.	10,099	293,372
	MRF Ltd.	327	519,208
	Muthoot Finance Ltd.	19,462	499,085
	Natco Pharma Ltd.	13,343	134,194
	National Aluminium Co. Ltd.	131,702	243,428
	Nava Ltd.	24,941	134,274
	Navneet Education Ltd.	13,541	22,822
	NCC Ltd.	75,278	188,222
	NESCO Ltd.	3,096	34,454
	Neuland Laboratories Ltd.	1,011	143,037
	NIIT Learning Systems Ltd.	11,898	52,442
	NIIT Ltd.	11,898	18,157
	Nilkamal Ltd.	1,015	19,254
Ω	Nippon Life India Asset Management Ltd.	11,787	88,221
	NMDC Ltd.	435,198	333,096
*	NMDC Steel Ltd.	99,766	41,514
	NOCIL Ltd.	20,106	41,736
	NRB Bearings Ltd.	5,264	13,524
	Nucleus Software Exports Ltd.	803	8,238

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Nuvama Wealth Management Ltd.	1,025	$74,391
	Oberoi Realty Ltd.	18,904	366,083
*	Odigma Consultancy Solutions Ltd.	2,032	876
	One 97 Communications Ltd.	19,589	198,396
*	Onesource Specialty Pharma Ltd.	6,857	131,176
	Oracle Financial Services Software Ltd.	1,397	143,844
	Orient Cement Ltd.	21,919	90,409
	Oriental Hotels Ltd.	9,781	16,429
	Paisalo Digital Ltd.	74,660	28,426
	Panama Petrochem Ltd.	4,921	21,309
	Patanjali Foods Ltd.	11,983	269,330
*	Patel Engineering Ltd.	53,331	27,006
*	PC Jeweller Ltd.	554,610	80,270
	PCBL Chemical Ltd.	19,351	81,892
*	Pennar Industries Ltd.	6,497	14,086
	Persistent Systems Ltd.	776	48,539
	Petronet LNG Ltd.	133,201	493,815
	PG Electroplast Ltd.	10,950	109,901
	Phoenix Mills Ltd.	27,594	535,867
	PI Industries Ltd.	6,218	266,803
	Piramal Enterprises Ltd.	17,803	202,926
	Piramal Pharma Ltd.	84,165	210,293
	PIX Transmissions Ltd.	265	4,543
*Ω	PNB Housing Finance Ltd.	16,208	194,350
	PNC Infratech Ltd.	17,023	53,404
	Pokarna Ltd.	1,954	20,869
	Polyplex Corp. Ltd.	2,859	41,251
*	Poonawalla Fincorp Ltd.	32,873	146,212
	Power Finance Corp. Ltd.	130,741	630,348
	Power Mech Projects Ltd.	1,572	49,095
	Praj Industries Ltd.	4,375	23,923
	Prakash Industries Ltd.	12,834	26,084
Ω	Prataap Snacks Ltd.	1,973	28,271
	Prestige Estates Projects Ltd.	26,383	426,481
*	Pricol Ltd.	18,565	96,265
	Prince Pipes & Fittings Ltd.	3,540	10,568

		Shares	Value»
INDIA — (Continued)
*	Prism Johnson Ltd.	45,272	$66,053
	Privi Speciality Chemicals Ltd.	741	17,399
*	PSP Projects Ltd.	1,063	7,979
*	PTC India Financial Services Ltd.	31,087	11,731
	PTC India Ltd.	49,707	103,833
*	Puravankara Ltd.	7,743	21,150
*	PVR Inox Ltd.	3,678	40,777
Ω	Quess Corp. Ltd.	11,307	43,940
	Radico Khaitan Ltd.	657	18,966
	Rain Industries Ltd.	35,316	58,763
	Rallis India Ltd.	10,770	30,184
	Ramco Cements Ltd.	16,711	186,283
	Ramco Industries Ltd.	6,510	17,689
*	Ramco Systems Ltd.	2,857	12,629
	Ramkrishna Forgings Ltd.	6,538	45,988
*	Ramky Infrastructure Ltd.	1,161	6,407
	Rane Holdings Ltd.	1,439	21,818
	Rashtriya Chemicals & Fertilizers Ltd.	22,775	36,694
	Ratnamani Metals & Tubes Ltd.	1,125	36,020
*	Raymond Lifestyle Ltd.	4,978	56,586
	Raymond Ltd.	6,223	111,941
Ω	RBL Bank Ltd.	76,650	180,539
	REC Ltd.	52,473	260,460
	Redington Ltd.	100,750	291,953
	Redtape Ltd.	12,120	18,899
*	Reliance Power Ltd.	456,424	215,547
*	Religare Enterprises Ltd.	12,051	30,040
	Repco Home Finance Ltd.	8,101	38,326
	Responsive Industries Ltd.	4,608	9,722
	RITES Ltd.	14,980	39,890
	Rossari Biotech Ltd.	1,951	15,120
	Route Mobile Ltd.	4,221	47,539
	Sagar Cements Ltd.	4,388	10,940
	Saksoft Ltd.	283	511
	Sammaan Capital Ltd.	46,774	66,939
	Samvardhana Motherson International Ltd.	372,045	585,640
	Sandhar Technologies Ltd.	1,690	7,379
	Sanghvi Movers Ltd.	4,064	12,724
Ω	Sansera Engineering Ltd.	2,696	34,286

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sarda Energy & Minerals Ltd.	14,770	$79,265
	Saregama India Ltd.	6,906	42,725
	Sasken Technologies Ltd.	747	13,417
*	Satin Creditcare Network Ltd.	4,026	7,831
	Savita Oil Technologies Ltd.	2,310	10,129
	SBI Cards & Payment Services Ltd.	14,607	150,352
	Schaeffler India Ltd.	1,175	48,103
*	SEPC Ltd.	55,686	9,254
	Seshasayee Paper & Boards Ltd.	5,576	17,839
Ω	SH Kelkar & Co. Ltd.	5,846	13,744
	Shakti Pumps India Ltd.	5,610	55,872
	Sharda Cropchem Ltd.	3,090	19,984
	Sharda Motor Industries Ltd.	713	14,404
	Share India Securities Ltd.	5,065	8,865
*	Shilpa Medicare Ltd.	6,393	48,745
	Shipping Corp. of India Land & Assets Ltd.	25,479	14,357
	Shipping Corp. of India Ltd.	25,479	53,391
	Shree Cement Ltd.	243	85,516
	Shriram Finance Ltd.	217,670	1,570,429
	Shriram Pistons & Rings Ltd.	441	9,404
*	SIS Ltd.	5,637	22,522
	Siyaram Silk Mills Ltd.	3,403	26,608
	SJS Enterprises Ltd.	2,570	28,245
	Sobha Ltd.	8,336	130,734
	Solar Industries India Ltd.	390	60,641
	Somany Ceramics Ltd.	2,041	10,177
	South Indian Bank Ltd.	528,161	160,545
*	Spandana Sphoorty Financial Ltd.	3,573	11,603
	SRF Ltd.	4,083	145,078
*	Star Cement Ltd.	15,455	40,127
*	Star Health & Allied Insurance Co. Ltd.	15,235	70,392
	Steel Authority of India Ltd.	206,149	276,274
*	Sterlite Technologies Ltd.	22,270	16,247
	STL Networks Ltd.	22,270	6,817
	Strides Pharma Science Ltd.	13,715	104,356

		Shares	Value»
INDIA — (Continued)
*	Stylam Industries Ltd.	577	$10,736
	Styrenix Performance Materials Ltd.	507	16,421
	Subros Ltd.	4,472	31,777
	Sudarshan Chemical Industries Ltd.	3,908	47,042
	Sun TV Network Ltd.	15,404	112,886
	Sundaram Finance Ltd.	9,828	608,912
	Sundaram-Clayton Ltd.	161	3,773
	Sundram Fasteners Ltd.	5,443	58,966
*	Sunflag Iron & Steel Co. Ltd.	4,493	12,392
	Sunteck Realty Ltd.	7,768	36,853
	Suprajit Engineering Ltd.	9,611	43,663
	Supreme Petrochem Ltd.	8,621	66,587
	Surya Roshni Ltd.	14,724	44,593
	Tamil Nadu Newsprint & Papers Ltd.	11,562	18,049
	Tamilnad Mercantile Bank Ltd.	5,813	30,145
*	TARC Ltd.	9,361	17,115
	Tata Chemicals Ltd.	25,676	253,511
	Tata Consumer Products Ltd.	87,288	1,198,446
	Tata Steel Ltd.	34,173	56,670
	TD Power Systems Ltd.	6,975	35,332
*	TeamLease Services Ltd.	1,113	24,758
	Techno Electric & Engineering Co. Ltd.	10,979	137,763
	Texmaco Rail & Engineering Ltd.	50,683	80,904
	Thirumalai Chemicals Ltd.	15,759	46,091
	Thomas Cook India Ltd.	26,493	42,084
	Time Technoplast Ltd.	25,514	101,292
	Titagarh Rail System Ltd.	8,467	74,645
	Tourism Finance Corp. of India Ltd.	8,527	19,998
	TransIndia Real Estate Ltd.	7,469	2,973
	Transport Corp. of India Ltd.	4,427	54,396
	Trident Ltd.	167,972	53,129

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Triveni Engineering & Industries Ltd.	10,691	$51,707
	TTK Prestige Ltd.	5,007	35,955
	TVS Srichakra Ltd.	777	26,219
	Uflex Ltd.	6,902	45,178
*	Ugro Capital Ltd.	11,318	23,351
Ω	Ujjivan Small Finance Bank Ltd.	84,580	42,526
*	Unichem Laboratories Ltd.	3,734	26,574
	Union Bank of India Ltd.	178,021	264,138
*	UPL Ltd.	88,851	679,823
	Usha Martin Ltd.	30,875	106,013
	UTI Asset Management Co. Ltd.	6,565	78,761
*	VA Tech Wabag Ltd.	5,913	90,320
	Vaibhav Global Ltd.	6,445	16,587
*	Valor Estate Ltd.	14,432	29,774
	Vardhman Textiles Ltd.	16,925	90,378
*Ω	Varroc Engineering Ltd.	5,366	27,410
	Vedanta Ltd.	91,948	454,392
	Veedol Corporation Ltd.	415	7,207
	Venky’s India Ltd.	752	14,992
	Vesuvius India Ltd.	1,292	71,027
	Vindhya Telelinks Ltd.	1,897	29,882
*	VL E-Governance & IT Solutions Ltd.	8,458	4,808
*	Vodafone Idea Ltd.	1,094,486	92,185
	Voltamp Transformers Ltd.	664	57,373
	Voltas Ltd.	20,377	297,768
	VRL Logistics Ltd.	2,989	16,082
	VST Industries Ltd.	7,876	27,015
	VST Tillers Tractors Ltd.	516	21,575
	Welspun Corp. Ltd.	18,515	167,582
	Welspun Enterprises Ltd.	13,957	78,188
	Welspun Living Ltd.	45,005	67,175
	West Coast Paper Mills Ltd.	7,697	40,637
	Whirlpool of India Ltd.	3,307	48,923
*	Wockhardt Ltd.	8,985	138,112
	Wonderla Holidays Ltd.	2,231	17,795
*	Yes Bank Ltd.	1,907,569	400,154
	Zee Entertainment Enterprises Ltd.	40,324	50,463
	Zensar Technologies Ltd.	17,247	147,282

		Shares	Value»
INDIA — (Continued)
	Zydus Lifesciences Ltd.	29,418	$308,726
	Zydus Wellness Ltd.	2,377	49,497

TOTAL INDIA			55,266,207

INDONESIA — (1.7%)
	ABM Investama Tbk. PT	133,400	26,696
	Alamtri Resources Indonesia Tbk. PT	2,196,000	251,552
	Aneka Tambang Tbk. PT	1,617,300	211,390
	Aspirasi Hidup Indonesia Tbk. PT	1,819,000	58,564
	Astra Agro Lestari Tbk. PT	86,500	30,991
	Astra Otoparts Tbk. PT	103,700	13,620
	Bank BTPN Syariah Tbk. PT	780,100	55,695
*	Bank Mayapada International Tbk. PT	1,424,184	16,882
	Bank Maybank Indonesia Tbk. PT	1,350,600	16,741
*	Bank Neo Commerce Tbk. PT	1,758,600	27,560
	Bank OCBC Nisp Tbk. PT	547,400	43,026
*	Bank Pan Indonesia Tbk. PT	629,400	60,990
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	360,449	18,791
*	Bank Pembangunan Daerah Jawa Timur Tbk. PT	719,200	22,522
	Bank Tabungan Negara Persero Tbk. PT	716,765	45,563
	BFI Finance Indonesia Tbk. PT	1,306,700	69,046
	BISI International Tbk. PT	273,900	16,674
*	Buana Lintas Lautan Tbk. PT	3,151,400	22,214
*	Bukalapak.com Tbk. PT	9,713,200	84,977
	Bukit Asam Tbk. PT	655,800	109,059
	Buma Internasional Grup Tbk. PT	1,421,800	34,462

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bumi Resources Minerals Tbk. PT	5,837,800	$134,598
*	Bumi Serpong Damai Tbk. PT	853,100	44,451
	Ciputra Development Tbk. PT	2,036,800	112,907
	Dayamitra Telekomunikasi PT	3,193,800	119,207
	Dharma Satya Nusantara Tbk. PT	248,300	11,447
	Elang Mahkota Teknologi Tbk. PT	2,005,600	64,786
	Elnusa Tbk. PT	809,300	22,530
*	Energi Mega Persada Tbk. PT	2,098,800	24,415
	Erajaya Swasembada Tbk. PT	1,727,000	48,405
	ESSA Industries Indonesia Tbk. PT	288,400	10,512
	Gajah Tunggal Tbk. PT	227,100	15,057
*	Gudang Garam Tbk. PT	106,200	64,102
	Indah Kiat Pulp & Paper Tbk. PT	354,700	110,130
	Indika Energy Tbk. PT	295,500	25,742
	Indo Tambangraya Megah Tbk. PT	71,600	94,914
	Indocement Tunggal Prakarsa Tbk. PT	247,400	79,749
	Indofood Sukses Makmur Tbk. PT	732,100	353,145
	Japfa Comfeed Indonesia Tbk. PT	971,600	106,598
*	Kawasan Industri Jababeka Tbk. PT	3,322,300	34,639
*	Lippo Karawaci Tbk. PT	5,481,400	30,414
	Medco Energi Internasional Tbk. PT	1,673,840	105,894
*	Media Nusantara Citra Tbk. PT	1,220,400	19,290
*	Merdeka Battery Materials Tbk. PT	3,971,000	74,340
	Mitra Pinasthika Mustika Tbk. PT	335,600	20,858
*	MNC Land Tbk. PT	12,263,200	91,643
	Pabrik Kertas Tjiwi Kimia Tbk. PT	290,400	89,704
	Pakuwon Jati Tbk. PT	3,179,100	73,074
*	Panin Financial Tbk. PT	2,425,400	56,438

		Shares	Value»
INDONESIA — (Continued)
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	585,500	$41,264
*	Puradelta Lestari Tbk. PT	2,071,600	21,697
*††	Rimo International Lestari Tbk. PT	3,228,000	0
	Salim Ivomas Pratama Tbk. PT	780,700	19,372
	Sampoerna Agro Tbk. PT	77,700	10,905
	Samudera Indonesia Tbk. PT	1,589,000	24,328
	Sarana Menara Nusantara Tbk. PT	2,067,400	70,956
	Semen Indonesia Persero Tbk. PT	580,342	91,472
	Siloam International Hospitals Tbk. PT	41,300	6,466
*††	Sri Rejeki Isman Tbk. PT	1,753,600	2,892
	Summarecon Agung Tbk. PT	2,022,600	52,572
	Surya Citra Media Tbk. PT	3,616,900	44,500
	Surya Semesta Internusa Tbk. PT	1,042,000	53,010
	Tempo Scan Pacific Tbk. PT	82,400	13,108
*	Timah Tbk. PT	493,000	35,330
*††	Trada Alam Minera Tbk. PT	2,672,100	0
*	Trias Sentosa Tbk. PT	176,400	5,258
	Trimegah Bangun Persada Tbk. PT	1,230,800	51,854
	Triputra Agro Persada PT	966,300	56,789
	Tunas Baru Lampung Tbk. PT	536,000	22,285
	United Tractors Tbk. PT	227,400	310,769
*	Vale Indonesia Tbk. PT	418,140	62,689
*††	Waskita Karya Persero Tbk. PT	1,125,300	2,568
	XLSMART Telecom Sejahtera Tbk. PT	852,013	110,307

TOTAL INDONESIA			4,386,395

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (0.8%)
	A’ayan Leasing & Investment Co. KSCP	143,965	$76,161
	Agility Public Warehousing Co. KSC	216,529	185,961
	Al Ahli Bank of Kuwait KSCP	160,180	158,705
*	Alimtiaz Investment Group KSC	341,571	33,448
	Arzan Financial Group for Financing & Investment KPSC	58,092	55,788
*	Asiya Capital Investments Co. KSCP	97,686	11,343
	Boubyan Petrochemicals Co. KSCP	58,356	132,308
	Burgan Bank SAK	194,827	143,317
	Commercial Facilities Co. SAKP	27,850	24,971
	Gulf Bank KSCP	342,702	376,129
	Gulf Cables & Electrical Industries Group Co. KSCP	388	2,858
*	Kuwait Cement Co. KSC	50,992	40,648
	Kuwait Financial Centre SAK	32,308	14,796
	Kuwait Insurance Co. SAK	15,388	27,138
	Kuwait International Bank KSCP	158,516	117,173
	Kuwait Investment Co. SAK	38,322	21,548
	National Industries Group Holding SAK	313,481	254,956
	National Investments Co. KSCP	92,515	74,711
*	Warba Bank KSCP	430,422	312,079

TOTAL KUWAIT			2,064,038

MALAYSIA — (1.8%)
#	Able Global Bhd	30,900	10,887
	Aeon Co. M Bhd	96,000	32,632
#	AEON Credit Service M Bhd	23,400	32,324
#	AFFIN Bank Bhd	125,276	76,867
	Ajinomoto Malaysia Bhd	4,200	13,905
	Alliance Bank Malaysia Bhd	147,400	149,561

		Shares	Value»
MALAYSIA — (Continued)
	Allianz Malaysia Bhd	10,500	$44,876
	AME Elite Consortium Bhd	28,400	10,531
	AMMB Holdings Bhd. (AMM MK)	99,400	118,924
	Ancom Nylex Bhd	60,528	13,608
#	Bank Islam Malaysia Bhd	127,300	72,325
	Batu Kawan Bhd	16,200	71,059
*	Berjaya Corp. Bhd	493,544	33,722
*	Berjaya Land Bhd	124,900	8,400
*	Bumi Armada Bhd	507,900	57,718
	Cahya Mata Sarawak Bhd	118,100	25,781
	Chin Teck Plantations Bhd	5,500	10,261
	Dayang Enterprise Holdings Bhd	106,300	42,437
	Dialog Group Bhd	303,300	102,703
#	Duopharma Biotech Bhd	117,952	33,054
#	Eastern & Oriental Bhd	114,400	20,940
	Eco World Development Group Bhd	136,900	59,697
#*	Ekovest Bhd	383,500	27,564
	FAR East Holdings Bhd	1,400	1,187
#	Formosa Prosonic Industries Bhd	21,800	11,371
	Gamuda Bhd	579,362	570,827
#	Genting Bhd	280,500	208,241
#	Genting Malaysia Bhd	341,400	135,779
	Genting Plantations Bhd	28,400	31,814
	HAP Seng Consolidated Bhd	68,800	44,064
	Hap Seng Plantations Holdings Bhd	27,100	12,129
#	Hartalega Holdings Bhd	93,600	48,403
	Hiap Teck Venture Bhd	218,100	14,158
	Hibiscus Petroleum Bhd	80,759	29,031
	Hong Leong Industries Bhd	10,000	31,457
	IGB Bhd	61,123	38,537
	IJM Corp. Bhd	291,100	153,324
	IOI Properties Group Bhd	252,700	107,279
#	Jaya Tiasa Holdings Bhd	113,300	28,891

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Keck Seng Malaysia Bhd	19,600	$24,142
	Kenanga Investment Bank Bhd	89,400	18,730
	Kerjaya Prospek Group Bhd	39,200	18,101
	Kim Loong Resources Bhd	29,200	15,020
#	Kossan Rubber Industries Bhd	103,800	44,079
	Kretam Holdings Bhd	133,900	15,494
#*	KSL Holdings Bhd	54,000	19,485
	LBS Bina Group Bhd	99,500	11,528
#	Leong Hup International Bhd	128,600	18,626
	LPI Capital Bhd	4,100	13,628
	Magni-Tech Industries Bhd	19,900	9,794
	Magnum Bhd	111,814	32,278
	Mah Sing Group Bhd	277,700	75,252
	Malayan Cement Bhd	31,300	36,273
#	Malayan Flour Mills Bhd	227,800	26,639
	Malaysia Smelting Corp. Bhd	17,900	10,299
	Malaysian Pacific Industries Bhd	3,900	16,961
	Malaysian Resources Corp. Bhd	291,800	31,168
	Matrix Concepts Holdings Bhd	177,975	58,664
#	MBM Resources Bhd	38,200	50,491
#	MBSB Bhd	368,973	61,200
#	Mega First Corp. Bhd	74,000	68,017
	Mi Technovation Bhd	70,500	30,456
	MKH Bhd	39,000	9,237
	MNRB Holdings Bhd	50,800	23,932
*	Muhibbah Engineering M Bhd	69,100	9,807
	OCK Group Bhd	106,700	10,519
	Oriental Holdings Bhd	46,900	75,933
#	OSK Holdings Bhd	194,800	76,864
	Panasonic Manufacturing Malaysia Bhd	2,000	6,260
	Pantech Group Holdings Bhd	62,800	10,631
#	Perak Transit Bhd	99,100	16,426
	Petron Malaysia Refining & Marketing Bhd	16,400	12,497
	RCE Capital Bhd	98,200	29,876
#	Sarawak Oil Palms Bhd	41,700	29,223

		Shares	Value»
MALAYSIA — (Continued)
	Scientex Bhd	87,100	$70,628
	Sime Darby Bhd	306,700	147,807
	Sime Darby Property Bhd	436,300	125,314
	SKP Resources Bhd	103,400	21,347
	SP Setia Bhd. Group	311,299	79,280
	Sunway Bhd	27,723	29,223
*	Supermax Corp. Bhd	208,900	38,553
#	Syarikat Takaful Malaysia Keluarga Bhd	26,900	22,220
#	Ta Ann Holdings Bhd	59,700	55,113
	Thong Guan Industries Bhd	28,400	7,594
*	Top Glove Corp. Bhd	510,100	103,979
#*	Tropicana Corp. Bhd	104,013	28,518
	TSH Resources Bhd	116,400	29,425
	UEM Sunrise Bhd	241,800	40,331
#	Unisem M Bhd	62,700	28,818
	United Malacca Bhd	28,200	33,000
	United Plantations Bhd	8,550	45,390
	UOA Development Bhd	31,400	12,247
	Velesto Energy Bhd	502,700	18,069
	VS Industry Bhd	394,900	71,977
#*	WCT Holdings Bhd	129,750	19,916
	Yinson Holdings Bhd	189,813	82,270

TOTAL MALAYSIA			4,664,817

MEXICO — (2.1%)
	Alpek SAB de CV	53,833	27,231
*	Axtel SAB de CV	75,248	7,713
Ω	Banco del Bajio SA	108,947	261,444
#	Becle SAB de CV	19,488	22,528
	Cemex SAB de CV (CEMEXCPO MM)	549,733	340,035
	Cemex SAB de CV (CX US), Sponsored ADR	156,566	966,012
*	Cia Minera Autlan SAB de CV	18,660	5,443
*	Consorcio ARA SAB de CV	33,807	5,792
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	78,725	29,386
	Corp. Actinver SAB de CV	41,815	39,447
	Corporativo Fragua SAB de CV	7,268	185,287
	Cydsa SAB de CV	45,021	43,619

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	El Puerto de Liverpool SAB de CV, Class C1	30,621	$141,015
	GCC SAB de CV	20,343	170,935
	Genomma Lab Internacional SAB de CV, Class B	98,024	114,567
	Gentera SAB de CV	160,560	279,929
	Grupo Comercial Chedraui SA de CV	50,454	325,923
	Grupo Herdez SAB de CV	11,507	32,801
*	Grupo Hotelero Santa Fe SAB de CV	50,240	9,633
	Grupo Industrial Saltillo SAB de CV	47,197	43,321
#	Grupo Televisa SAB (TLEVICPO MM)	289,872	105,540
#*Ω	Grupo Traxion SAB de CV	39,637	33,289
*	Industrias CH SAB de CV	11,679	104,816
*	Industrias Penoles SAB de CV	20,609	413,000
	KUO SAB de CV	21,555	46,714
#	La Comer SAB de CV	34,632	64,830
	Medica Sur SAB de CV	20,670	37,197
	Megacable Holdings SAB de CV	98,904	240,571
*Ω	Nemak SAB de CV	287,386	41,912
#*	Ollamani SAB	16,167	38,813
	Operadora De Sites Mexicanos SAB de CV, Class A-1	20,675	17,069
	Orbia Advance Corp. SAB de CV	105,836	71,455
	Organizacion Cultiba SAB de CV	46,456	26,532
*	Organizacion Soriana SAB de CV, Class B	37,912	50,264
*	Promotora de Hoteles Norte 19 SAB De CV	47,518	11,437
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	22,314	249,681

		Shares	Value»
MEXICO — (Continued)
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	2,980	$26,137
	Qualitas Controladora SAB de CV	12,657	140,024
	Regional SAB de CV	29,098	204,616
*	Vista Energy SAB de CV (VIST US), ADR	9,340	421,888

TOTAL MEXICO			5,397,846

PHILIPPINES — (0.6%)
*	8990 Holdings, Inc.	110,000	17,276
	Alliance Global Group, Inc.	409,300	44,906
	Asia United Bank Corp.	12,165	14,817
	Belle Corp.	525,000	13,612
	Bloomberry Resorts Corp.	371,000	22,662
	China Banking Corp.	123,600	201,361
	Converge Information & Communications Technology Solutions, Inc.	148,700	50,803
	Cosco Capital, Inc.	281,900	29,788
	DMCI Holdings, Inc.	395,300	75,060
	DoubleDragon Corp.	73,400	12,807
	First Philippine Holdings Corp.	31,550	33,031
	GT Capital Holdings, Inc.	12,099	106,028
	JG Summit Holdings, Inc.	258,500	78,549
	LT Group, Inc.	268,800	57,206
	Megaworld Corp.	1,618,000	51,649
	Metropolitan Bank & Trust Co.	156,380	215,438
	Nickel Asia Corp.	497,000	22,658
	Philcomsat Holdings Corp.	9,064	17,358
	Philex Mining Corp.	326,000	38,990
	Philippine National Bank	50,900	43,756
	Puregold Price Club, Inc.	121,000	69,173
	RFM Corp.	109,000	8,129
	Rizal Commercial Banking Corp.	113,800	53,282
	Robinsons Retail Holdings, Inc.	34,900	24,483
	San Miguel Corp.	36,530	51,344

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Security Bank Corp.	44,520	$52,973
	Union Bank of the Philippines	72,102	41,694
	Universal Robina Corp.	82,880	122,777
	Wilcon Depot, Inc.	76,800	9,379

TOTAL PHILIPPINES			1,580,989

POLAND — (1.5%)
	AB SA	2,333	62,963
*	Agora SA	8,438	22,122
	Alior Bank SA	18,231	494,021
	Apator SA	2,181	10,701
	Arctic Paper SA	5,110	20,732
	ASBISc Enterprises PLC	7,050	48,692
	Asseco Poland SA	9,413	388,686
	Auto Partner SA	10,696	56,367
	Bank Handlowy w Warszawie SA	6,390	199,300
*	Bank Millennium SA	62,100	240,227
*	Bank Ochrony Srodowiska SA	9,478	28,038
	BNPP Bank Polska SA	2,464	68,955
	Boryszew SA	19,241	31,078
#*	Cognor Holding SA	35,478	69,622
#*	Cyfrowy Polsat SA	32,499	159,387
	Develia SA	71,240	141,177
*	Echo Investment SA	23,480	28,723
*	Enea SA	51,632	195,408
*	Fabryki Mebli Forte SA	1,537	10,641
*	Grupa Azoty SA	9,834	53,960
	Inter Cars SA	1,305	197,114
#*	Jastrzebska Spolka Weglowa SA	12,092	77,450
	KRUK SA	2,756	292,365
*	Lubawa SA	10,808	28,529
	Lubelski Wegiel Bogdanka SA	3,931	22,673
*	mBank SA	1,052	229,214
	Mirbud SA	7,385	27,708
	Newag SA	2,123	37,219
*	PGE Polska Grupa Energetyczna SA	136,110	297,280
*	PKP Cargo SA	7,482	31,553
	Stalexport Autostrady SA	16,406	13,014
*	Tauron Polska Energia SA	202,440	317,715
	Torpol SA	1,241	13,021
	VRG SA	42,918	42,085

		Shares	Value»
POLAND — (Continued)
	Warsaw Stock Exchange	2,575	$32,698

TOTAL POLAND			3,990,438

QATAR — (0.8%)
	Aamal Co.	288,708	65,845
	Al Khaleej Takaful Group QSC	22,072	14,497
	Alijarah Holding Co. QPSC	68,698	13,691
	Baladna	72,572	24,173
	Barwa Real Estate Co.	365,206	281,038
	Commercial Bank PSQC	207,951	245,856
	Doha Bank QPSC	477,581	309,704
	Doha Insurance Co. QSC	40,320	27,384
	Gulf International Services QSC	135,943	115,138
	Gulf Warehousing Co.	69,588	56,306
	Lesha Bank LLC	124,754	47,455
*	Mazaya Real Estate Development QPSC	177,975	29,311
	Mesaieed Petrochemical Holding Co.	396,207	153,401
	Qatar Industrial Manufacturing Co. QSC	41,774	28,888
	Qatar Insurance Co. SAQ	13,462	7,197
	Qatar National Cement Co. QSC	76,424	72,010
	Qatar Navigation QSC	159,233	485,033
	Salam International Investment Ltd. QSC	139,423	25,289
	United Development Co. QSC	355,663	100,828

TOTAL QATAR			2,103,044

RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	4,734	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	15,429	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	1,076	0

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
*††	RusHydro PJSC (RSHYY US), ADR	93,802	$0
*††	VTB Bank PJSC (VTBR LI), GDR	138,363	0

SAUDI ARABIA — (3.6%)
	Ades Holding Co.	16,682	67,347
*	Advanced Petrochemical Co.	22,702	182,286
	Al Babtain Power & Telecommunication Co.	10,425	131,941
	Al Hammadi Holding	11,524	123,287
*	Al Hassan Ghazi Ibrahim Shaker Co.	6,437	52,905
	Al Jouf Agricultural Development Co.	2,562	32,414
*	Al Jouf Cement Co.	4,641	12,220
*	Al Khaleej Training & Education Co.	4,677	34,858
	Al Yamamah Steel Industries Co.	2,366	21,999
	Alaseel Co.	33,740	36,211
	Al-Etihad Cooperative Insurance Co.	3,441	13,931
	AlJazira Takaful Ta’awuni Co.	5,611	20,983
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,649	58,007
	Almarai Co. JSC	6,725	94,729
*	Alujain Corp.	6,757	67,782
	Arab National Bank	13,197	75,697
	Arabian Cement Co.	9,734	65,966
	Arabian Drilling Co.	4,651	107,189
*	Arabian Shield Cooperative Insurance Co.	7,822	36,840
	Arriyadh Development Co.	17,211	157,449
*	ARTEX Industrial Investment Co.	7,870	28,011
*	Bank Al-Jazira	113,053	407,509
	Banque Saudi Fransi	30,268	148,263
	Bawan Co.	4,876	71,707
*	Chubb Arabia Cooperative Insurance Co.	178	1,995
	City Cement Co.	12,129	65,509
	Dallah Healthcare Co.	3,726	121,297
*	Dar Al Arkan Real Estate Development Co.	107,466	627,607

		Shares	Value»
SAUDI ARABIA — (Continued)
	Eastern Province Cement Co.	8,366	$74,972
*	Emaar Economic City	22,389	90,846
	Etihad Etisalat Co.	63,978	1,071,784
	First Milling Co.	1,661	26,014
*	Fitaihi Holding Group	32,900	35,305
	Gulf Insurance Group	4,659	32,195
*	Herfy Food Services Co.	3,314	21,684
*	Lumi Rental Co.	1,420	23,379
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	16,398	98,016
*	Middle East Healthcare Co.	6,562	121,831
*	Middle East Paper Co.	10,020	74,670
*	Middle East Specialized Cables Co.	4,602	43,550
	Mobile Telecommunications Co. Saudi Arabia	83,887	285,481
*	Najran Cement Co.	16,879	38,103
*	National Agriculture Development Co.	27,176	161,283
	National Co. for Glass Industries	3,510	42,545
*	National Industrialization Co.	51,911	127,890
	Nayifat Finance Co.	13,593	46,438
	Northern Region Cement Co.	18,964	43,710
	Qassim Cement Co.	8,392	118,159
*	Rabigh Refining & Petrochemical Co.	74,504	141,466
	Riyadh Cement Co.	7,786	70,434
	Sahara International Petrochemical Co.	66,578	337,487
*	Saudi Arabian Amiantit Co.	3,465	21,468
	Saudi Aramco Base Oil Co.	2,603	68,954
	Saudi Automotive Services Co.	1,423	25,075
	Saudi Cement Co.	11,842	145,337
*	Saudi Ceramic Co.	11,868	89,148
*	Saudi Chemical Co. Holding	105,700	239,179
	Saudi Industrial Investment Group	66,340	267,574
	Saudi Investment Bank	122,976	494,074

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Kayan Petrochemical Co.	123,727	$190,362
	Saudi Paper Manufacturing Co.	2,289	41,801
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,251	62,891
*	Saudi Public Transport Co.	10,417	45,675
*	Saudi Reinsurance Co.	8,310	109,668
	Saudi Steel Pipe Co.	2,430	35,832
*	Savola Group	25,098	209,686
	Scientific & Medical Equipment House Co.	1,451	15,511
*	Seera Group Holding	33,818	220,764
*	SHL Finance Co.	4,656	24,932
*	Sinad Holding Co.	15,831	49,567
	Southern Province Cement Co.	11,548	95,641
	Sustained Infrastructure Holding Co.	7,743	61,275
	Tabuk Cement Co.	8,849	29,145
	Tanmiah Food Co.	1,110	31,402
	Theeb Rent A Car Co.	4,093	72,909
*	Umm Al-Qura Cement Co.	2,850	13,675
	United International Transportation Co.	6,599	130,047
*	Walaa Cooperative Insurance Co.	17,030	86,349
	Yamama Cement Co.	20,244	196,431
	Yanbu Cement Co.	15,921	92,626
	Yanbu National Petrochemical Co.	43,558	371,366

TOTAL SAUDI ARABIA			9,531,545

SINGAPORE — (0.1%)
Ω	BOC Aviation Ltd.	34,900	261,554
	China XLX Fertiliser Ltd.	134,000	77,120
	SIIC Environment Holdings Ltd. (807 HK)	193,000	23,894

TOTAL SINGAPORE			362,568

SOUTH AFRICA — (2.9%)
	Adcock Ingram Holdings Ltd.	5,274	13,925
	AECI Ltd.	20,061	110,703

		Shares	Value»
SOUTH AFRICA — (Continued)
#	African Rainbow Minerals Ltd.	21,069	$176,653
	Altron Ltd., Class A	27,408	29,983
	Aspen Pharmacare Holdings Ltd.	65,069	427,275
	Astral Foods Ltd.	4,382	40,750
	Barloworld Ltd.	33,946	197,727
*	Blue Label Telecoms Ltd.	90,389	40,737
	Caxton & CTP Publishers & Printers Ltd.	18,917	12,213
	Curro Holdings Ltd.	43,449	20,883
	DataTec Ltd.	52,578	163,644
	Discovery Ltd.	10,948	121,607
	DRDGOLD Ltd. (DRD SJ)	14,995	22,096
	DRDGOLD Ltd. (DRD US), Sponsored ADR	1,995	29,725
#	Exxaro Resources Ltd.	40,973	335,440
	Foschini Group Ltd.	32,450	226,086
	Grindrod Ltd.	120,704	75,324
	Harmony Gold Mining Co. Ltd. (HAR SJ)	3,599	56,549
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	47,253	751,795
*	Impala Platinum Holdings Ltd.	131,153	779,985
	Investec Ltd.	24,846	155,066
	Invicta Holdings Ltd.	10,262	17,822
*	KAP Ltd.	538,761	80,650
	Lewis Group Ltd.	10,591	38,929
	Life Healthcare Group Holdings Ltd.	174,767	137,683
	Merafe Resources Ltd.	128,568	7,750
	Momentum Group Ltd.	162,972	298,278
	Motus Holdings Ltd.	26,855	125,795
	Mpact Ltd.	21,681	31,498
*	Nampak Ltd.	926	21,054
	Netcare Ltd.	84,158	61,838
	Northam Platinum Holdings Ltd.	55,523	372,680
*	Nutun Ltd.	134,551	13,381
	Oceana Group Ltd.	14,664	46,388
	Old Mutual Ltd. (OMU SJ)	750,515	457,937
	Omnia Holdings Ltd.	28,775	106,044
Ω	Pepkor Holdings Ltd.	337,569	488,669
	PPC Ltd.	214,288	53,612
	Raubex Group Ltd.	23,054	54,698
	RCL Foods Ltd.	30,615	15,648
	Reunert Ltd.	30,131	100,320

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Sappi Ltd.	89,863	$168,500
*	Sasol Ltd. (SOL SJ)	26,905	92,932
*	Sibanye Stillwater Ltd. (SSW SJ)	386,147	441,173
	Southern Sun Ltd.	134,884	59,931
*	SPAR Group Ltd.	11,519	70,983
#	Super Group Ltd.	64,358	99,963
*	Telkom SA SOC Ltd.	47,881	101,423
#	Thungela Resources Ltd. (TGA SJ)	20,163	100,307
	Tsogo Sun Ltd.	47,423	21,071
	We Buy Cars Holdings Ltd.	21,753	50,489
	Wilson Bayly Holmes-Ovcon Ltd.	7,268	75,108
	Zeda Ltd.	33,706	18,961

TOTAL SOUTH AFRICA			7,619,681

SOUTH KOREA — (10.8%)
	Advanced Process Systems Corp.	2,143	25,688
	Aekyung Industrial Co. Ltd.	2,040	19,529
*	Agabang & Company	4,166	20,521
*	Air Busan Co. Ltd.	9,694	13,993
	Ajin Industrial Co. Ltd.	5,158	10,709
*	ALUKO Co. Ltd.	8,599	12,821
#	Amorepacific Corp.	4,282	375,539
	Amorepacific Holdings Corp.	3,066	49,599
*	Anam Electronics Co. Ltd.	12,108	11,659
	Asia Cement Co. Ltd.	2,690	20,814
	ASIA Holdings Co. Ltd.	147	26,977
	Asia Paper Manufacturing Co. Ltd.	7,167	34,835
	Avaco Co. Ltd.	2,775	25,656
	Baiksan Co. Ltd.	1,472	14,722
	BGF retail Co. Ltd.	367	27,733
	BH Co. Ltd.	4,119	35,686
	Binggrae Co. Ltd.	1,100	73,104
	BioNote, Inc.	8,441	27,166
*	BNC Korea Co. Ltd.	9,119	26,652
	BNK Financial Group, Inc.	48,609	354,312
	Boryung	4,916	29,279
*	Bosung Power Technology Co. Ltd.	5,164	10,659
	Byucksan Corp.	6,129	10,544
	Cape Industries Ltd.	2,159	9,875
	Cheil Electric Co. Ltd.	3,080	18,844
	Cheil Worldwide, Inc.	8,825	115,180

		Shares	Value»
SOUTH KOREA — (Continued)
	Chemtronics Co. Ltd.	1,321	$20,663
	Chong Kun Dang Pharmaceutical Corp.	885	50,666
	Chongkundang Holdings Corp.	732	23,887
*	Chorokbaem Media Co. Ltd.	5,074	17,544
*	CJ CGV Co. Ltd.	12,126	41,459
	CJ CheilJedang Corp.	1,063	178,781
	CJ Corp.	2,470	215,912
*	CJ ENM Co. Ltd.	1,161	50,498
	CJ Freshway Corp.	1,674	28,589
	CJ Logistics Corp.	938	54,719
	CLIO Cosmetics Co. Ltd.	1,467	18,599
*	Com2uS Holdings Corp.	1,239	17,322
	Com2uSCorp.	1,323	36,626
	Coocon Corp.	930	13,204
	Coway Co. Ltd.	8,924	549,455
	Cowintech Co. Ltd.	1,509	13,721
	CR Holdings Co. Ltd.	5,750	21,103
	CS Wind Corp.	2,230	60,874
*	Cube Entertainment, Inc.	2,103	29,085
	Cuckoo Holdings Co. Ltd.	1,775	30,343
	Cuckoo Homesys Co. Ltd.	757	12,129
	Dae Won Kang Up Co. Ltd.	8,318	22,814
	Daebongls Co. Ltd.	2,322	21,709
	Daedong Corp.	3,607	26,104
	Daeduck Co. Ltd.	4,415	24,570
	Daeduck Electronics Co. Ltd.	6,846	67,200
	Daehan Flour Mill Co. Ltd.	223	20,509
	Daehan Steel Co. Ltd.	2,741	30,928
*	Dae-Il Corp.	2,910	9,610
	Daesang Corp.	3,678	61,819
	Daesang Holdings Co. Ltd.	4,994	37,414
	Daewon Pharmaceutical Co. Ltd.	3,317	32,191
*	Daewoo Engineering & Construction Co. Ltd.	28,330	70,682
	Daewoong Co. Ltd.	4,595	65,581
	Daewoong Pharmaceutical Co. Ltd.	129	12,536

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daihan Pharmaceutical Co. Ltd.	686	$12,740
	Daishin Securities Co. Ltd.	5,660	71,289
*	Danal Co. Ltd.	6,530	13,244
	Daol Investment & Securities Co. Ltd.	10,955	26,119
	Daou Data Corp.	2,532	21,091
	Daou Technology, Inc.	4,209	64,285
*	Dasan Networks, Inc.	8,311	16,214
*	Dawonsys Co. Ltd.	4,518	27,431
	DB HiTek Co. Ltd.	5,291	143,032
	DB Insurance Co. Ltd.	8,646	557,021
	DB Securities Co. Ltd.	6,337	28,339
*	DB, Inc.	17,623	16,031
*	DE&T Co. Ltd.	2,477	9,965
	Dentium Co. Ltd.	1,120	57,487
	Deutsch Motors, Inc.	4,732	15,649
	DI Dong Il Corp.	3,232	94,024
	DIT Corp.	2,084	18,835
	DL E&C Co. Ltd.	5,351	163,551
	DL Holdings Co. Ltd.	1,447	33,074
	DMS Co. Ltd.	4,659	20,747
	DN Automotive Corp.	3,860	55,898
	Dohwa Engineering Co. Ltd.	2,350	10,828
	Dong-A Socio Holdings Co. Ltd.	582	42,293
	Dong-A ST Co. Ltd.	934	31,605
	Dong-Ah Geological Engineering Co. Ltd.	1,150	11,965
	Dongjin Semichem Co. Ltd.	5,638	115,441
	Dongkoo Bio & Pharma Co. Ltd.	2,986	11,380
	DongKook Pharmaceutical Co. Ltd.	4,132	44,141
	Dongkuk Holdings Co. Ltd.	2,133	10,808
	Dongkuk Industries Co. Ltd.	7,902	20,771
	Dongkuk Steel Mill Co. Ltd.	6,644	42,861
	Dongsuh Cos., Inc.	4,124	75,529
	Dongsung Chemical Co. Ltd.	5,042	14,594
	Dongwon F&B Co. Ltd.	1,585	41,096
	Dongyang E&P, Inc.	702	9,928
	Doosan Bobcat, Inc.	10,984	377,636
	Doosan Co. Ltd.	1,294	275,268
	Doosan Tesna, Inc.	2,060	36,578

		Shares	Value»
SOUTH KOREA — (Continued)
	DoubleUGames Co. Ltd.	1,873	$74,319
*	Dream Security Co. Ltd.	401	983
	Dreamtech Co. Ltd.	5,850	26,210
*	DS Dansuk Co. Ltd.	1,735	31,119
*	Duksan Hi-Metal Co. Ltd.	3,663	10,495
*††	E Investment&Development Co. Ltd.	13,290	2,440
	Easy Holdings Co. Ltd.	10,216	24,664
	Echo Marketing, Inc.	2,306	13,468
	Ecoplastic Corp.	8,005	16,786
	Ecopro Co. Ltd.	535	19,127
*††	Ehwa Technologies Information Co. Ltd.	46,593	5,539
	E-MART, Inc.	3,929	252,765
*	EMKOREA Co. Ltd.	6,511	9,740
	ENF Technology Co. Ltd.	1,688	29,324
	Eugene Corp.	8,193	20,111
	Eugene Investment & Securities Co. Ltd.	15,368	29,953
*	EV Advanced Material Co. Ltd.	9,147	9,275
	F&F Co. Ltd.	1,589	78,898
*	Fine M-Tec Co. Ltd.	3,520	13,092
*	Foosung Co. Ltd.	7,692	23,720
	Fursys, Inc.	403	12,713
	Gabia, Inc.	2,000	31,011
*	GAEASOFT	1,361	9,465
*	GC Cell Corp.	1,591	23,074
*	Genexine, Inc.	4,101	13,223
	Geumhwa PSC Co. Ltd.	840	15,548
	Global Standard Technology Co. Ltd.	2,066	24,931
*	GnBS eco Co. Ltd.	4,071	10,025
	GOLFZON Co. Ltd.	714	32,929
	Gradiant Corp.	2,087	19,974
	Green Cross Corp.	810	70,682
	Green Cross Holdings Corp.	3,991	39,283
	GS Engineering & Construction Corp.	10,215	131,313
#	GS Global Corp.	11,688	21,081
	GS Holdings Corp. (078930 KS)	7,154	194,526
*	GS P&L Co. Ltd.	1,565	23,288
	GS Retail Co. Ltd.	6,601	68,698
	Gwangju Shinsegae Co. Ltd.	850	16,663

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	HAESUNG DS Co. Ltd.	1,687	$27,420
	Han Kuk Carbon Co. Ltd.	6,875	93,961
	Hancom, Inc.	3,287	49,481
	Handok, Inc.	1,566	12,888
	Handsome Co. Ltd.	1,044	11,357
	Hanil Cement Co. Ltd.	4,661	58,791
	Hanil Holdings Co. Ltd.	1,453	15,137
	Hanjin Transportation Co. Ltd.	2,072	27,920
	Hankook Tire & Technology Co. Ltd.	13,296	386,193
	HanmiGlobal Co. Ltd.	1,600	18,064
	Hannong Chemicals, Inc.	1,268	13,310
*	Hanon Systems	4,896	12,269
	Hansae Co. Ltd.	2,823	22,168
	Hansol Chemical Co. Ltd.	1,447	117,910
	Hansol Paper Co. Ltd.	2,806	16,542
	Hansol Technics Co. Ltd.	5,142	17,273
	Hanwha Corp.	5,714	193,800
*	Hanwha Galleria Corp.	29,172	24,533
	Hanwha General Insurance Co. Ltd.	14,136	40,528
*	Hanwha Investment & Securities Co. Ltd.	24,210	58,548
*	Hanwha Life Insurance Co. Ltd.	57,592	107,430
	Hanwha Solutions Corp.	9,663	203,156
	Hanwha Systems Co. Ltd.	10,603	292,120
	Hanyang Eng Co. Ltd.	2,207	25,234
	Hanyang Securities Co. Ltd.	2,006	18,884
*	Harim Co. Ltd.	12,261	26,382
	Harim Holdings Co. Ltd.	11,433	48,072
	HB SOLUTION Co. Ltd.	17,433	29,850
	HB Technology Co. Ltd.	6,321	8,683
	HD Hyundai Co. Ltd.	9,001	497,801
	HD Hyundai Construction Equipment Co. Ltd.	2,576	122,668
	HD Hyundai Infracore Co. Ltd.	23,613	137,177
	HD Hyundai Mipo	776	91,159

		Shares	Value»
SOUTH KOREA — (Continued)
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	582	$111,335
	HDC Holdings Co. Ltd.	6,580	88,952
	HDC Hyundai Development Co-Engineering & Construction	7,525	131,663
	Hecto Innovation Co. Ltd.	1,657	13,755
	High Tech Pharm Co. Ltd.	1,876	17,549
	Hite Jinro Co. Ltd.	4,957	67,406
	HK inno N Corp.	2,808	79,615
	HL Holdings Corp.	1,256	32,339
	HL Mando Co. Ltd.	5,425	142,345
*	Hotel Shilla Co. Ltd.	1,196	36,947
	HS Hyosung Advanced Materials Corp.	365	45,650
*	HS Hyosung Corp.	307	8,828
	HS Industries Co. Ltd.	3,474	11,466
	Huons Co. Ltd.	1,440	25,646
	Huons Global Co. Ltd.	1,307	46,044
	Husteel Co. Ltd.	7,166	24,169
	Hwa Shin Co. Ltd.	3,210	17,797
	Hwaseung Enterprise Co. Ltd.	2,637	14,391
	Hy-Lok Corp.	1,868	37,925
	Hyosung Corp.	870	32,481
	Hyundai Bioland Co. Ltd.	3,006	9,131
	HYUNDAI Corp.	1,819	29,063
	Hyundai Department Store Co. Ltd.	3,153	132,449
	Hyundai Elevator Co. Ltd.	1,707	88,622
	Hyundai Engineering & Construction Co. Ltd.	13,625	399,290
	Hyundai Futurenet Co. Ltd.	10,757	21,750
	Hyundai Glovis Co. Ltd.	5,008	401,551
	Hyundai Green Food	5,344	58,492
	Hyundai Home Shopping Network Corp.	852	29,094
	Hyundai Livart Furniture Co. Ltd.	1,570	8,024
*	Hyundai Marine & Fire Insurance Co. Ltd.	11,261	176,201

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Motor Securities Co. Ltd.	6,791	$31,218
	Hyundai Steel Co.	10,747	185,013
	Hyundai Wia Corp.	3,549	106,811
	HyVision System, Inc.	3,097	34,544
	Ilshin Spinning Co. Ltd.	3,440	20,936
	Ilyang Pharmaceutical Co. Ltd.	1,789	15,496
	iM Financial Group Co. Ltd.	25,549	184,729
	iMarketKorea, Inc.	3,411	19,060
	InBody Co. Ltd.	2,353	39,971
	Innocean Worldwide, Inc.	3,390	43,449
	Innox Advanced Materials Co. Ltd.	3,147	50,531
	Intelligent Digital Integrated Security Co. Ltd.	596	6,925
*	Interflex Co. Ltd.	1,742	10,249
	INTOPS Co. Ltd.	2,924	33,145
	IS Dongseo Co. Ltd.	2,549	32,519
	i-SENS, Inc.	1,571	18,109
*	ITEK, Inc.	2,036	8,285
*	ITM Semiconductor Co. Ltd.	95	805
*	Jahwa Electronics Co. Ltd.	1,899	15,916
	JB Financial Group Co. Ltd.	23,757	285,441
*	Jeju Air Co. Ltd.	3,532	16,645
	Jinsung T.E.C	2,075	13,163
*††	Jokwang ILI Co. Ltd.	21,669	2,088
	JVM Co. Ltd.	835	13,612
	JW Life Science Corp.	1,349	10,905
	K Ensol Co. Ltd.	1,713	14,001
*	Kakao Games Corp.	6,791	67,818
	Kangwon Land, Inc.	15,482	176,729
	KC Co. Ltd.	2,037	26,625
	KC Tech Co. Ltd.	1,888	34,796
	KCC Corp.	847	148,805
	KCC Glass Corp.	2,091	47,103
*	KEC Corp.	20,676	10,664
	KEPCO Plant Service & Engineering Co. Ltd.	4,024	124,310
	KG Dongbusteel	8,803	36,690
	KG Eco Solution Co. Ltd.	5,772	22,365
	Kginicis Co. Ltd.	3,312	20,365
	KGMobilians Co. Ltd.	2,885	8,572
	KH Vatec Co. Ltd.	2,324	15,057
	KISCO Corp.	2,292	13,703

		Shares	Value»
SOUTH KOREA — (Continued)
	KISCO Holdings Co. Ltd.	632	$9,273
	KISWIRE Ltd.	1,827	22,240
	KIWOOM Securities Co. Ltd.	2,451	235,686
*	KNJ Co. Ltd.	1,143	12,708
	Kolmar BNH Co. Ltd.	1,425	13,519
	Kolmar Holdings Co. Ltd.	3,450	23,131
	Kolon Corp.	916	15,043
	Kolon Industries, Inc.	3,779	80,187
	KONA I Co. Ltd.	952	25,994
	Korea Alcohol Industrial Co. Ltd.	1,839	11,772
	Korea Asset In Trust Co. Ltd.	20,910	34,255
*	Korea Circuit Co. Ltd.	2,410	17,197
	Korea Electric Terminal Co. Ltd.	1,101	49,912
*	Korea Information & Communications Co. Ltd.	2,884	15,696
	Korea Information Certificate Authority, Inc.	3,607	11,148
	Korea Investment Holdings Co. Ltd.	6,379	372,438
*	Korea Line Corp.	40,485	43,317
	Korea Movenex Co. Ltd.	4,358	12,065
	Korea Petrochemical Ind Co. Ltd.	710	41,975
	Korea United Pharm, Inc.	1,827	25,123
	Korean Air Lines Co. Ltd.	28,525	420,540
	Korean Reinsurance Co.	28,809	163,992
	KSS LINE Ltd.	3,271	20,619
	Kumho Petrochemical Co. Ltd.	3,068	256,704
*	Kumho Tire Co., Inc.	19,446	65,819
	Kwang Dong Pharmaceutical Co. Ltd.	10,147	39,129
	Kyeryong Construction Industrial Co. Ltd.	1,162	20,843
	Kyochon F&B Co. Ltd.	3,478	13,201
	Kyung Dong Navien Co. Ltd.	1,037	53,074
*	LabGenomics Co. Ltd.	9,003	13,613
*	LB Semicon, Inc.	4,003	9,455
	Lee Ku Industrial Co. Ltd.	6,393	19,121

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LF Corp.	3,721	$38,932
*	LG Display Co. Ltd. (034220 KS)	53,485	317,749
	LG H&H Co. Ltd.	1,494	353,990
*	LG HelloVision Co. Ltd.	9,492	17,588
	LG Innotek Co. Ltd.	1,203	118,251
	LG Uplus Corp.	38,138	322,021
*	LOT Vacuum Co. Ltd.	3,140	19,332
	Lotte Chilsung Beverage Co. Ltd.	706	54,480
	Lotte Corp.	2,104	33,378
*	Lotte Data Communication Co.	1,132	14,973
	LOTTE Fine Chemical Co. Ltd.	3,279	80,096
*	Lotte Non-Life Insurance Co. Ltd.	18,648	22,596
	Lotte Rental Co. Ltd.	3,364	69,523
	Lotte Shopping Co. Ltd.	2,230	105,821
	Lotte Wellfood Co. Ltd.	520	43,346
	LS Corp.	3,430	317,760
	LS Electric Co. Ltd.	1,307	188,773
*	LVMC Holdings	17,904	21,994
	LX Hausys Ltd.	516	10,470
	LX Holdings Corp.	7,726	35,588
	LX International Corp.	5,883	109,722
	LX Semicon Co. Ltd.	2,058	78,327
	Macrogen, Inc.	750	8,450
	Maeil Dairies Co. Ltd.	347	8,999
	Mcnex Co. Ltd.	2,125	35,803
*	Medipost Co. Ltd.	4,309	27,811
	MegaStudy Co. Ltd.	1,207	9,054
	MegaStudyEdu Co. Ltd.	1,081	36,462
	Mgame Corp	3,697	13,200
*	Mirae Asset Life Insurance Co. Ltd.	9,166	35,021
	Mirae Asset Securities Co. Ltd.	39,636	329,467
	Mirae Asset Venture Investment Co. Ltd.	5,057	17,259
	Misto Holdings Corp.	6,401	166,453
	MK Electron Co. Ltd.	4,116	21,935
	MNTech Co. Ltd.	2,036	11,289
*	MONAYONGPYONG	4,143	12,911
	Motrex Co. Ltd.	3,530	21,293
	mPlus Corp.	2,653	13,943
	Muhak Co. Ltd.	2,641	13,542
	Myoung Shin Industrial Co. Ltd.	4,781	28,103

		Shares	Value»
SOUTH KOREA — (Continued)
	Namhae Chemical Corp.	4,529	$21,718
*	Namsun Aluminum Co. Ltd.	20,626	20,667
	Namuga Co. Ltd.	988	8,960
	Namyang Dairy Products Co. Ltd.	258	13,811
	Nature Holdings Co. Ltd.	2,604	18,414
	NCSoft Corp.	885	91,097
	NeoPharm Co. Ltd.	2,118	20,489
*	Neowiz	1,943	31,945
*	Nepes Ark Corp.	1,427	10,576
*	Neptune Co.	4,509	23,336
Ω	Netmarble Corp.	3,633	114,279
	New Power Plasma Co. Ltd.	3,767	12,275
*	Newflex Technology Co. Ltd.	3,299	10,509
	Nexen Corp.	3,941	13,062
	Nexen Tire Corp.	3,768	14,313
	Nexteel Co. Ltd.	2,819	24,874
	NH Investment & Securities Co. Ltd.	23,512	254,185
	NHN Corp.	4,030	62,874
	NHN KCP Corp.	4,060	22,001
	NICE Holdings Co. Ltd.	4,202	33,265
	Nong Shim Holdings Co. Ltd.	465	21,952
	NongShim Co. Ltd.	597	169,192
	NOVAREX Co. Ltd.	3,270	23,485
	OCI Holdings Co. Ltd.	2,138	97,371
	ONEJOON Co. Ltd.	1,296	8,253
	Orion Corp.	3,170	274,772
	Orion Holdings Corp.	4,507	58,062
	Osang Healthcare Co. Ltd.	501	4,864
*	Osung Advanced Materials Co. Ltd.	10,029	9,922
	Otoki Corp.	116	32,672
*	Paik Kwang Industrial Co. Ltd.	4,913	22,520
	Pan Ocean Co. Ltd.	50,340	118,452
	Paradise Co. Ltd.	8,810	76,750
	Partron Co. Ltd.	8,571	41,414
	People & Technology, Inc.	777	22,181
	PHA Co. Ltd.	1,337	9,310
	PI Advanced Materials Co. Ltd.	1,764	20,315
*	PonyLink Co. Ltd.	19,490	14,131
	Poongsan Corp.	3,373	140,833

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Poongsan Holdings Corp.	1,377	$27,766
	Posco International Corp.	5,307	182,957
	POSCO Steeleon Co. Ltd.	829	21,996
*	Power Logics Co. Ltd.	2,942	9,585
	Protec Co. Ltd.	1,461	24,643
	PSK, Inc.	3,165	39,701
*	Refine Co. Ltd.	1,709	14,939
	RFHIC Corp.	2,544	27,649
	S-1 Corp.	1,819	81,074
	Sajodaerim Corp.	1,147	30,702
	Sam Young Electronics Co. Ltd.	2,074	15,536
	Sam Yung Trading Co. Ltd.	2,591	24,886
	Sam-A Aluminum Co. Ltd.	639	11,311
*	Samil Pharmaceutical Co. Ltd.	3,113	28,635
	Samji Electronics Co. Ltd.	1,764	13,002
	Samjin Pharmaceutical Co. Ltd.	1,495	18,764
	Sammok S-Form Co. Ltd.	2,023	29,930
	SAMPYO Cement Co. Ltd.	9,240	20,432
	Samsung Card Co. Ltd. (029780 KS)	5,410	159,770
	Samsung Electro-Mechanics Co. Ltd.	7,275	600,215
	Samsung Engineering Co. Ltd.	25,040	338,575
	Samsung SDS Co. Ltd.	4,358	392,728
	Samsung Securities Co. Ltd.	12,155	445,560
	SAMT Co. Ltd.	12,775	24,361
	Samyang Corp.	930	31,302
	Sang-A Frontec Co. Ltd.	1,293	14,212
	Sangsin Energy Display Precision Co. Ltd.	2,635	14,171
	Saramin Co. Ltd.	591	6,529
	SD Biosensor, Inc.	9,829	64,987
	SeAH Besteel Holdings Corp.	3,013	37,925
	SeAH Steel Corp.	231	28,756
	SeAH Steel Holdings Corp.	380	60,096

		Shares	Value»
SOUTH KOREA — (Continued)
	Sebang Co. Ltd.	2,050	$16,458
	Sebang Global Battery Co. Ltd.	1,376	66,679
	Seegene, Inc.	6,460	119,451
	Segyung Hitech Co. Ltd.	3,979	19,701
	Seobu T&D	6,459	26,158
	Seohee Construction Co. Ltd.	38,458	46,872
*	Seojin System Co. Ltd.	1,410	20,217
*	Seoul Semiconductor Co. Ltd.	3,808	17,828
	Seoyon Co. Ltd.	4,130	21,602
	Seoyon E-Hwa Co. Ltd.	2,518	20,876
*††	Sewon E&C Co. Ltd.	7,730	957
	SFA Engineering Corp.	721	10,295
*	SFA Semicon Co. Ltd.	16,078	33,858
	SGC Energy Co. Ltd.	1,829	29,983
	Shin Heung Energy & Electronics Co. Ltd.	3,486	10,396
	Shinil Electronics Co. Ltd.	15,276	16,615
	Shinsegae, Inc.	802	88,920
*	Shinyoung Securities Co. Ltd.	986	61,753
	SIMMTECH Co. Ltd.	3,768	41,839
	Sindoh Co. Ltd.	830	25,136
	SK Chemicals Co. Ltd.	2,152	60,229
	SK Discovery Co. Ltd.	2,070	60,581
*	SK Eternix Co. Ltd.	2,859	34,226
	SK Gas Ltd.	546	92,002
*Ω	SK IE Technology Co. Ltd.	594	9,358
	SK Networks Co. Ltd.	24,348	72,310
*	SK oceanplant Co. Ltd.	5,032	52,999
	SK Securities Co. Ltd.	69,495	23,624
	SL Corp.	3,275	75,634
	SNT Dynamics Co. Ltd.	2,911	67,905
	SNT Holdings Co. Ltd.	951	22,197
	SNT Motiv Co. Ltd.	2,958	57,411
	S-Oil Corp.	6,969	254,549
	Solid, Inc.	14,983	75,175
	Songwon Industrial Co. Ltd.	2,470	19,852
	Soosan Industries Co. Ltd.	1,110	15,512
	Soulbrain Co. Ltd.	555	67,609
	Soulbrain Holdings Co. Ltd.	1,012	22,207

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Spigen Korea Co. Ltd.	756	$14,027
	STIC Investments, Inc.	5,608	39,059
	Straffic Co. Ltd.	3,886	10,779
*	Studio Dragon Corp.	1,297	46,741
	Suheung Co. Ltd.	906	9,117
	Sung Kwang Bend Co. Ltd.	2,934	56,215
	Sungshin Cement Co. Ltd.	4,536	29,363
	Sungwoo Hitech Co. Ltd.	8,732	34,225
*	Suprema, Inc.	1,563	35,665
*	SY Co. Ltd.	5,628	14,732
*	Synergy Innovation Co. Ltd.	6,091	12,307
	Systems Technology, Inc.	1,635	22,922
	Taekwang Industrial Co. Ltd.	57	30,357
*	Taewoong Co. Ltd.	1,838	19,436
#*	Taihan Electric Wire Co. Ltd.	12,574	103,013
	Telechips, Inc.	1,102	10,498
	TES Co. Ltd.	1,168	16,548
	TK Corp.	3,405	50,396
	TKG Huchems Co. Ltd.	3,899	44,088
	TLB Co. Ltd.	1,680	20,281
*	Tongyang Life Insurance Co. Ltd.	9,098	39,117
	Toptec Co. Ltd.	3,621	10,516
	Tovis Co. Ltd.	1,651	18,344
	TS Corp	6,440	15,408
	TSE Co. Ltd.	768	22,099
*	TSI Co. Ltd.	2,376	9,980
*	Tuksu Construction Co. Ltd.	2,788	16,023
	TYM Corp.	5,445	17,198
	Uju Electronics Co. Ltd.	1,103	21,266
	Unid Co. Ltd.	825	50,940
	Union Semiconductor Equipment & Materials Co. Ltd.	4,041	16,838
	Unitrontech Co. Ltd.	2,709	11,181
	Value Added Technology Co. Ltd.	1,095	15,636
*††	Vidente Co. Ltd.	4,562	1,999
	Vieworks Co. Ltd.	1,285	22,184
*	Vina Tech Co. Ltd.	643	11,332
	Webcash Corp.	1,546	13,336
	Webzen, Inc.	2,959	28,700

		Shares	Value»
SOUTH KOREA — (Continued)
	Whanin Pharmaceutical Co. Ltd.	1,750	$14,436
	WiSoL Co. Ltd.	3,019	14,538
*	Wonik Holdings Co. Ltd.	11,835	34,479
	WONIK IPS Co. Ltd.	3,329	53,030
	Wonik Materials Co. Ltd.	1,147	16,296
	Wonik QnC Corp.	2,132	25,482
	Woojin, Inc.	3,439	19,491
*	Wooree Bio Co. Ltd.	5,523	8,810
*	Woori Technology Investment Co. Ltd.	8,023	37,343
*	Woosu AMS Co. Ltd.	4,962	10,763
	Worldex Industry & Trading Co. Ltd.	1,282	15,753
*	YMT Co. Ltd.	1,500	9,527
	Young Poong Corp.	910	23,769
	Youngone Corp.	3,883	129,480
	Youngone Holdings Co. Ltd.	1,334	89,801
	Yuanta Securities Korea Co. Ltd.	17,353	36,122
	Zeus Co. Ltd.	4,043	36,792
	Zinus, Inc.	1,734	21,271

TOTAL SOUTH KOREA			28,138,345

TAIWAN — (17.1%)
	Abico Avy Co. Ltd.	33,965	33,377
#	Ability Enterprise Co. Ltd.	37,000	53,927
	AcBel Polytech, Inc.	128,989	103,933
#	Acer, Inc.	479,000	523,415
*	ACES Electronic Co. Ltd.	28,985	43,701
*	Acon Holding, Inc.	75,000	21,489
	Action Electronics Co. Ltd.	24,000	11,490
	Actron Technology Corp.	9,000	36,077
#	ADATA Technology Co. Ltd.	53,621	140,264
	Advanced International Multitech Co. Ltd.	20,000	42,533
*	Advanced Optoelectronic Technology, Inc.	34,000	17,015
	Advanced Power Electronics Corp.	10,000	23,177
	Advancetek Enterprise Co. Ltd.	49,000	110,443

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
TAIWAN — (Continued)
Aerospace Industrial Development Corp.	65,000	$95,270
AGV Products Corp.	144,000	50,484
Air Asia Co. Ltd.	13,000	15,372
Alltek Technology Corp.	24,040	28,975
Alpha Networks, Inc.	43,773	37,770
Altek Corp.	63,605	72,528
Amazing Microelectronic Corp.	16,000	37,302
Ambassador Hotel	49,000	68,900
AMPACS Corp.	9,000	9,238
Ampire Co. Ltd.	12,000	11,286
AmTRAN Technology Co. Ltd.	135,808	60,876
Anderson Industrial Corp.	23,000	9,760
Anji Technology Co. Ltd.	18,000	16,582
Apacer Technology, Inc.	35,000	50,361
APAQ Technology Co. Ltd.	2,000	6,226
Apex Biotechnology Corp.	13,000	12,794
Apex Dynamics, Inc.	2,000	42,022
ARBOR Technology Corp.	14,000	20,059
Arcadyan Technology Corp.	24,000	177,600
Ardentec Corp.	81,000	188,947
Asia Cement Corp.	436,000	614,126
Asia Optical Co., Inc.	30,000	127,518
Asia Polymer Corp.	83,742	33,196
Asia Tech Image, Inc.	18,000	54,401
Aten International Co. Ltd.	14,000	29,999
Audix Corp.	23,000	43,202
AUO Corp. (2409 TT)	750,000	288,562
Avermedia Technologies	14,000	16,887
Axiomtek Co. Ltd.	7,695	24,709
Azurewave Technologies, Inc.	9,000	12,901
Bank of Kaohsiung Co. Ltd.	172,415	64,028
Basso Industry Corp.	30,000	34,946
BenQ Materials Corp.	31,000	23,067
BES Engineering Corp.	253,000	83,560
Bin Chuan Enterprise Co. Ltd.	11,000	16,781
Bizlink Holding, Inc.	21,000	355,492

		Shares	Value»
TAIWAN — (Continued)
	Bon Fame Co. Ltd.	4,000	$9,456
	Brave C&H Supply Co. Ltd.	4,000	12,458
	Brightek Optoelectronic Co. Ltd.	9,000	12,673
	Brighton-Best International Taiwan, Inc.	77,000	80,318
	Capital Futures Corp.	19,552	29,660
#	Capital Securities Corp.	302,000	245,707
*	Career Technology MFG. Co. Ltd.	86,252	31,586
	Castles Technology Co. Ltd.	8,000	17,310
	Caswell, Inc.	4,000	11,239
	Catcher Technology Co. Ltd.	114,000	776,023
	Cathay Real Estate Development Co. Ltd.	101,000	61,059
	CCP Contact Probes Co. Ltd.	11,000	9,518
*	Celxpert Energy Corp.	10,747	9,699
	Cenra, Inc.	29,000	31,455
	Central Reinsurance Co. Ltd.	58,674	48,205
	Chailease Holding Co. Ltd.	239,000	859,945
	Chain Chon Industrial Co. Ltd.	26,000	10,928
	Chang Hwa Commercial Bank Ltd.	339,833	193,780
	Chang Wah Electromaterials, Inc.	51,000	68,656
	Channel Well Technology Co. Ltd.	22,000	49,920
	CHC Healthcare Group	27,000	36,533
	Chen Full International Co. Ltd.	12,000	17,994
	Cheng Loong Corp.	169,000	92,353
*	Cheng Mei Materials Technology Corp.	104,283	42,157
	Cheng Shin Rubber Industry Co. Ltd.	290,000	447,909
	Cheng Uei Precision Industry Co. Ltd.	74,000	113,412
	Chia Chang Co. Ltd.	17,000	20,667
	Chia Hsin Cement Corp.	79,560	36,931

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chien Kuo Construction Co. Ltd.	23,200	$20,707
	China Airlines Ltd.	476,000	313,570
	China Bills Finance Corp.	133,000	61,989
	China Electric Manufacturing Corp.	47,440	20,213
	China General Plastics Corp.	64,141	22,325
*	China Man-Made Fiber Corp.	235,912	46,864
	China Metal Products	64,000	53,053
#	China Motor Corp.	43,200	96,890
#*	China Petrochemical Development Corp.	605,120	136,024
	China Steel Structure Co. Ltd.	14,000	19,184
	China Wire & Cable Co. Ltd.	15,000	15,835
	Chinese Maritime Transport Ltd.	20,000	25,338
	Ching Feng Home Fashions Co. Ltd.	27,111	20,820
	Chin-Poon Industrial Co. Ltd.	79,000	79,939
	Chipbond Technology Corp.	114,000	226,669
	ChipMOS Technologies, Inc. (8150 TT)	120,000	99,273
	Chlitina Holding Ltd.	8,000	28,517
	Chong Hong Construction Co. Ltd.	32,000	87,668
	Chun YU Works & Co. Ltd.	13,650	8,933
	Chun Yuan Steel Industry Co. Ltd.	92,000	52,310
*	Chung Hwa Pulp Corp.	100,000	39,971
	Clevo Co.	73,000	109,398
	CMC Magnetics Corp.	196,336	48,777
	Collins Co. Ltd.	22,000	10,549
	Compal Electronics, Inc.	784,000	675,551
	Compeq Manufacturing Co. Ltd.	168,000	294,880
	Complex Micro Interconnection Co. Ltd.	9,000	11,551
	Concord International Securities Co. Ltd.	53,106	21,330

		Shares	Value»
TAIWAN — (Continued)
	Concord Securities Co. Ltd.	93,985	$34,301
	Continental Holdings Corp.	77,000	58,645
	Contrel Technology Co. Ltd.	61,000	72,438
	Coremax Corp.	24,731	34,871
#	Coretronic Corp.	67,000	131,868
	Co-Tech Development Corp.	12,000	17,910
	Coxon Precise Industrial Co. Ltd.	19,000	9,026
	Creative Sensor, Inc.	15,000	21,488
	CTCI Corp.	101,000	86,847
	CviLux Corp.	10,000	14,655
	Cyberlink Corp.	6,000	18,607
*	CyberTAN Technology, Inc.	61,000	43,182
	DA CIN Construction Co. Ltd.	48,000	84,368
	Dafeng TV Ltd.	9,000	14,982
	Da-Li Development Co. Ltd.	87,093	126,378
	Darfon Electronics Corp.	37,000	43,974
	Darwin Precisions Corp.	59,000	21,105
	De Licacy Industrial Co. Ltd.	52,740	23,700
	Depo Auto Parts Ind Co. Ltd.	17,000	97,009
	Dimerco Express Corp.	20,600	47,436
	D-Link Corp.	103,040	52,971
	Donpon Precision, Inc.	14,000	12,542
*	Dyaco International, Inc.	22,242	16,446
	Dynamic Holding Co. Ltd.	31,000	41,776
#	Dynapack International Technology Corp.	23,000	125,071
*	Eastern Media International Corp.	45,381	23,224
	eCloudvalley Digital Technology Co. Ltd.	4,000	11,259
*	Edimax Technology Co. Ltd.	45,000	31,833
	Edison Opto Corp.	15,000	9,306
	Edom Technology Co. Ltd.	20,900	16,026
*	Elite Advanced Laser Corp.	23,000	148,959
	Elitegroup Computer Systems Co. Ltd.	59,000	28,623

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Emerging Display Technologies Corp.	48,000	$36,078
	Ennoconn Corp.	20,000	168,210
#	Ennostar, Inc.	107,975	122,088
	EnTie Commercial Bank Co. Ltd.	127,000	51,976
*	Epileds Technologies, Inc.	26,000	18,528
	Episil-Precision, Inc.	11,000	11,690
	Eson Precision Ind Co. Ltd.	20,000	28,196
	Eternal Materials Co. Ltd.	158,000	126,645
	Eurocharm Holdings Co. Ltd.	2,000	9,688
	Eva Airways Corp.	396,041	475,697
*	Everest Textile Co. Ltd.	92,326	19,535
	Evergreen International Storage & Transport Corp.	87,000	78,751
	EVERGREEN Steel Corp.	33,000	85,288
	Everlight Chemical Industrial Corp.	92,000	48,486
#	Everlight Electronics Co. Ltd.	70,000	167,896
	Evertop Wire Cable Corp.	16,000	12,100
	Excelsior Medical Co. Ltd.	28,837	78,634
	Far Eastern Department Stores Ltd.	151,000	110,839
	Far Eastern International Bank	456,848	183,937
	Far Eastern New Century Corp.	386,000	397,212
	Farglory F T Z Investment Holding Co. Ltd.	26,822	28,812
#	Farglory Land Development Co. Ltd.	48,000	89,623
*	Federal Corp.	50,000	28,005
	Feedback Technology Corp.	10,800	36,323
	Feng Hsin Steel Co. Ltd.	75,000	141,097
	First Hotel	28,000	11,615
	First Insurance Co. Ltd.	45,000	41,540

		Shares	Value»
TAIWAN — (Continued)
*	First Steamship Co. Ltd.	184,010	$35,487
	FIT Holding Co. Ltd.	32,000	47,047
	Fitipower Integrated Technology, Inc.	17,050	117,042
	FLEXium Interconnect, Inc.	45,000	71,457
	Flytech Technology Co. Ltd.	10,000	35,546
	FocalTech Systems Co. Ltd.	28,000	54,467
*	Forest Water Environment Engineering Co. Ltd.	17,544	16,470
	Formosa Advanced Technologies Co. Ltd.	29,000	24,116
	Formosa Chemicals & Fibre Corp.	577,000	450,900
	Formosa Laboratories, Inc.	22,704	42,919
	Formosa Optical Technology Co. Ltd.	6,000	26,127
	Formosa Taffeta Co. Ltd.	59,000	30,584
	Formosan Rubber Group, Inc.	62,100	48,578
	Formosan Union Chemical	70,400	38,186
	Founding Construction & Development Co. Ltd.	45,000	24,696
	Foxconn Technology Co. Ltd.	177,000	329,449
	Foxsemicon Integrated Technology, Inc.	12,000	102,840
	Franbo Lines Corp.	19,997	12,503
	Froch Enterprise Co. Ltd.	41,000	19,326
#	FSP Technology, Inc.	30,000	50,623
	Fu Chun Shin Machinery Manufacture Co. Ltd.	20,000	10,356
	Fu Hua Innovation Co. Ltd.	62,949	74,035
	Fulgent Sun International Holding Co. Ltd.	28,063	89,420
	Fullerton Technology Co. Ltd.	18,000	13,962

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#*	Fulltech Fiber Glass Corp.	71,436	$61,100
	Fwusow Industry Co. Ltd.	55,009	24,350
	G Shank Enterprise Co. Ltd.	38,122	87,119
	Gamania Digital Entertainment Co. Ltd.	28,000	64,296
*	GCS Holdings, Inc.	10,000	29,136
	GEM Services, Inc.	11,000	22,333
	Gemtek Technology Corp.	74,000	65,822
*	General Interface Solution GIS Holding Ltd.	31,000	45,485
	General Plastic Industrial Co. Ltd.	14,000	13,921
	Genius Electronic Optical Co. Ltd.	13,000	152,693
	GeoVision, Inc.	15,130	29,699
	Giant Manufacturing Co. Ltd.	46,000	187,782
	Giantplus Technology Co. Ltd.	79,000	32,755
*	Gigasolar Materials Corp.	4,000	7,928
*	Gigastorage Corp.	23,000	8,792
	Global Brands Manufacture Ltd.	62,600	119,252
	Global Lighting Technologies, Inc.	17,000	23,909
	Global PMX Co. Ltd.	10,000	28,792
#	Globalwafers Co. Ltd.	33,000	318,485
	Globe Union Industrial Corp.	48,910	16,692
	Gloria Material Technology Corp.	78,000	107,672
	GMI Technology, Inc.	18,180	30,334
	Golden Long Teng Development Co. Ltd.	11,000	9,797
	Goldsun Building Materials Co. Ltd.	135,543	166,500
	Good Finance Securities Co. Ltd.	40,000	25,958
	Good Will Instrument Co. Ltd.	14,000	18,357
	Gordon Auto Body Parts	23,000	24,543
	Gourmet Master Co. Ltd.	18,000	51,542

		Shares	Value»
TAIWAN — (Continued)
	Grand Fortune Securities Co. Ltd.	53,000	$20,396
#*	Grand Pacific Petrochemical	226,627	83,531
	Grape King Bio Ltd.	8,000	34,071
	Great China Metal Industry	26,000	18,662
	Great Wall Enterprise Co. Ltd.	104,000	194,617
	Greatek Electronics, Inc.	49,000	84,257
	GTM Holdings Corp.	24,000	23,920
	Hannstar Board Corp.	43,361	64,406
*	HannStar Display Corp.	381,000	84,416
*	HannsTouch Holdings Co.	139,194	30,616
	Hanpin Electron Co. Ltd.	14,000	20,501
	Heran Co. Ltd.	10,000	26,597
	Hey Song Corp.	53,000	64,827
	Highwealth Construction Corp.	207,665	265,420
	Hitron Technology, Inc.	13,000	8,834
	Hiwin Technologies Corp.	27,000	186,377
	Ho Tung Chemical Corp.	176,000	46,303
	Hocheng Corp.	45,100	25,163
	Holdings-Key Electric Wire & Cable Co. Ltd.	10,000	12,069
	Holy Stone Enterprise Co. Ltd.	25,950	67,898
	Hong Ho Precision Textile Co. Ltd.	6,000	4,878
	Hong Pu Real Estate Development Co. Ltd.	35,000	32,525
	Hong TAI Electric Industrial	58,000	55,940
#	Hota Industrial Manufacturing Co. Ltd.	36,000	71,650
#	Hotai Finance Co. Ltd.	43,200	91,812
	Hsin Kuang Steel Co. Ltd.	44,000	59,404
	Hsing TA Cement Co.	29,000	15,209
	Hu Lane Associate, Inc.	13,325	63,262
	HUA ENG Wire & Cable Co. Ltd.	37,000	28,510

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Huaku Development Co. Ltd.	48,400	$157,888
	Huang Hsiang Construction Corp.	20,000	32,287
	Hung Ching Development & Construction Co. Ltd.	31,000	28,364
	Hung Sheng Construction Ltd.	80,680	57,568
	Hwa Fong Rubber Industrial Co. Ltd.	63,880	34,791
	Hwacom Systems, Inc.	40,000	26,789
	Ibase Technology, Inc.	5,000	9,576
#	IBF Financial Holdings Co. Ltd.	485,744	183,936
	Ichia Technologies, Inc.	47,000	54,075
	IEI Integration Corp.	29,600	78,056
	Infortrend Technology, Inc.	52,000	40,336
	Info-Tek Corp.	14,000	13,512
	Innolux Corp.	838,627	359,150
	Inpaq Technology Co. Ltd.	19,954	42,798
	Integrated Service Technology, Inc.	6,000	19,054
*	IntelliEPI, Inc.	7,000	21,105
*	International CSRC Investment Holdings Co.	150,600	50,057
	Iron Force Industrial Co. Ltd.	10,371	31,175
	I-Sheng Electric Wire & Cable Co. Ltd.	18,000	28,664
	ITEQ Corp.	35,000	70,288
	Jean Co. Ltd.	18,403	13,486
	Jia Wei Lifestyle, Inc.	7,000	10,967
	Jih Lin Technology Co. Ltd.	6,000	8,792
	Jiin Yeeh Ding Enterprise Co. Ltd.	7,000	14,075
	Johnson Health Tech Co. Ltd.	13,000	70,146
	K Laser Technology, Inc.	27,000	14,358
	Kaimei Electronic Corp.	18,400	32,511
	Kedge Construction Co. Ltd.	9,290	22,909
	KEE TAI Properties Co. Ltd.	75,110	29,782

		Shares	Value»
TAIWAN — (Continued)
	Kenda Rubber Industrial Co. Ltd.	106,975	$78,911
	Kerry TJ Logistics Co. Ltd.	37,000	41,059
	Kindom Development Co. Ltd.	68,900	109,910
	King Chou Marine Technology Co. Ltd.	8,000	11,094
#	King’s Town Bank Co. Ltd.	138,000	208,929
	Kingstate Electronics Corp.	7,000	8,281
	Kinko Optical Co. Ltd.	31,455	24,378
	Kinpo Electronics	184,000	114,905
	Kinsus Interconnect Technology Corp.	52,000	122,837
	KMC Kuei Meng International, Inc.	7,000	21,189
	Ko Ja Cayman Co. Ltd.	12,000	14,680
	KS Terminals, Inc.	19,000	32,813
*	Kung Sing Engineering Corp.	75,900	29,077
	Kuo Toong International Co. Ltd.	29,399	50,851
	Kuo Yang Construction Co. Ltd.	28,000	17,467
	Kwong Lung Enterprise Co. Ltd.	23,000	37,442
	L&K Engineering Co. Ltd.	5,124	37,872
#	Laser Tek Taiwan Co. Ltd.	17,000	22,824
	Laster Tech Corp. Ltd.	19,000	17,018
	Leadtrend Technology Corp.	6,000	9,264
*	Lealea Enterprise Co. Ltd.	135,200	31,476
	LEE CHI Enterprises Co. Ltd.	21,000	7,348
	Lelon Electronics Corp.	14,000	31,673
	Lemtech Holdings Co. Ltd.	4,000	11,154
	Leo Systems, Inc.	21,000	20,295
*	Leofoo Development Co. Ltd.	17,000	9,153
*	Li Peng Enterprise Co. Ltd.	119,000	23,208
	Lien Hwa Industrial Holdings Corp.	151,200	207,211

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Lingsen Precision Industries Ltd.	77,000	$33,943
	Lite-On Technology Corp.	6,000	18,145
	Liton Technology Corp.	8,000	8,513
*	Long Bon International Co. Ltd.	29,000	15,555
	Long Da Construction & Development Corp.	66,000	72,255
*	Longchen Paper & Packaging Co. Ltd.	159,808	45,605
	Longwell Co.	23,000	55,084
	Lucky Cement Corp.	40,000	17,294
	Lumax International Corp. Ltd.	19,800	58,955
*	Lung Yen Life Service Corp.	33,000	70,154
	Macauto Industrial Co. Ltd.	6,000	9,565
	Macroblock, Inc.	4,000	7,670
#	Macronix International Co. Ltd.	167,000	103,794
	MacroWell OMG Digital Entertainment Co. Ltd.	4,000	9,728
*	Magnate Technology Co. Ltd.	10,000	15,374
	Mayer Steel Pipe Corp.	36,000	32,152
	Megaforce Co. Ltd.	19,000	16,363
	Meiloon Industrial Co.	22,400	15,618
	Mercuries & Associates Holding Ltd.	121,517	51,915
	Mercuries Data Systems Ltd.	13,000	10,126
*	Mercuries Life Insurance Co. Ltd.	569,746	98,474
	Merida Industry Co. Ltd.	10,000	41,477
	Merry Electronics Co. Ltd.	36,933	130,775
	METAAGE Corp.	17,000	27,161
	Mildef Crete, Inc.	7,000	21,824
	MIN AIK Technology Co. Ltd.	28,000	22,451
	Mitac Holdings Corp.	172,944	288,023
*	MOSA Industrial Corp.	38,393	22,596
	Motech Industries, Inc.	65,000	38,198
	Namchow Holdings Co. Ltd.	27,000	39,749
	Nan Ya Printed Circuit Board Corp.	26,000	80,298

		Shares	Value»
TAIWAN — (Continued)
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	$10,307
	Nantex Industry Co. Ltd.	49,000	41,031
*	Nanya Technology Corp.	63,000	71,130
	National Aerospace Fasteners Corp.	11,000	32,558
*	New Asia Construction & Development Corp.	54,000	31,227
	New Best Wire Industrial Co. Ltd.	11,000	9,414
	Nichidenbo Corp.	24,000	48,446
	Nien Hsing Textile Co. Ltd.	23,000	13,207
	Niko Semiconductor Co. Ltd.	10,579	13,171
	Nishoku Technology, Inc.	7,000	30,087
	Nuvoton Technology Corp.	38,000	81,662
	O-Bank Co. Ltd.	208,909	62,131
	Ocean Plastics Co. Ltd.	29,000	31,511
	Optimax Technology Corp.	17,000	16,925
	Orient Europharma Co. Ltd.	8,000	11,494
	Orient Semiconductor Electronics Ltd.	64,000	64,401
	Oriental Union Chemical Corp.	129,000	54,933
	O-TA Precision Industry Co. Ltd.	8,000	16,564
	Pacific Construction Co.	68,000	21,713
	Pacific Hospital Supply Co. Ltd.	6,000	17,390
*	Paiho Shih Holdings Corp.	30,500	20,656
	Pan Asia Chemical Corp.	25,560	8,413
	Pan German Universal Motors Ltd.	3,000	26,694
	Pan Jit International, Inc.	56,000	77,836
	Pan-International Industrial Corp.	76,000	89,891
	Parpro Corp.	23,000	30,906
*	PChome Online, Inc.	22,575	26,440

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Phihong Technology Co. Ltd.	32,000	$25,804
	Phison Electronics Corp.	14,000	195,757
	Phoenix Silicon International Corp.	21,000	85,816
	Polytronics Technology Corp.	7,000	9,378
	Pou Chen Corp.	410,000	422,205
*	Powerchip Semiconductor Manufacturing Corp.	386,000	170,646
	Powertech Technology, Inc.	120,000	407,762
	President Securities Corp.	158,539	116,862
	Primax Electronics Ltd.	68,000	158,875
	Prince Housing & Development Corp.	218,000	62,152
	Prosperity Dielectrics Co. Ltd.	28,000	31,041
	Qisda Corp.	235,000	196,858
	QST International Corp.	21,707	36,522
	Qualipoly Chemical Corp.	15,000	25,570
	Quang Viet Enterprise Co. Ltd.	9,000	23,677
	Quanta Storage, Inc.	33,000	83,672
*	Quintain Steel Co. Ltd.	56,139	17,452
	Radiant Opto-Electronics Corp.	69,000	320,524
	Radium Life Tech Co. Ltd.	125,786	49,645
	Raydium Semiconductor Corp.	7,000	71,184
	Rechi Precision Co. Ltd.	61,000	56,732
	Rexon Industrial Corp. Ltd.	18,000	17,962
	Rich Development Co. Ltd.	149,350	42,050
*	RiTdisplay Corp.	16,000	17,147
*	Ritek Corp.	142,121	47,369
	Ruentex Development Co. Ltd.	298,500	307,259
	Ruentex Industries Ltd.	118,071	202,910
	Run Long Construction Co. Ltd.	52,000	52,586

		Shares	Value»
TAIWAN — (Continued)
	Sampo Corp.	55,200	$43,940
	San Fang Chemical Industry Co. Ltd.	32,000	39,348
	Sanyang Motor Co. Ltd.	14,000	30,337
	Savior Lifetec Corp.	72,000	43,421
	SCI Pharmtech, Inc.	11,000	24,801
	ScinoPharm Taiwan Ltd.	41,000	24,088
	Sea Sonic Electronics Co. Ltd.	4,000	7,927
	Senao International Co. Ltd.	10,000	9,924
	Sercomm Corp.	43,000	140,926
	Sesoda Corp.	48,776	50,702
	Shanghai Commercial & Savings Bank Ltd.	544,000	802,220
	Sharehope Medicine Co. Ltd.	12,480	10,780
	Sheh Fung Screws Co. Ltd.	7,000	8,892
	Sheng Yu Steel Co. Ltd.	27,000	20,231
	ShenMao Technology, Inc.	16,000	29,276
	Shih Her Technologies, Inc.	7,000	21,708
*	Shih Wei Navigation Co. Ltd.	66,708	33,739
	Shihlin Electric & Engineering Corp.	29,000	130,020
*	Shin Kong Financial Holding Co. Ltd.	2,570,684	948,620
	Shin Zu Shing Co. Ltd.	3,862	22,531
*	Shining Building Business Co. Ltd.	68,330	22,690
	Shinkong Insurance Co. Ltd.	38,000	126,901
	Shinkong Synthetic Fibers Corp.	221,000	86,409
	Shinkong Textile Co. Ltd.	27,000	34,754
	Shuttle, Inc.	55,000	28,961
	Sigurd Microelectronics Corp.	72,726	164,803
	Silicon Integrated Systems Corp.	48,620	74,106
	Simplo Technology Co. Ltd.	28,000	306,484
	Sincere Navigation Corp.	48,410	35,145

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sino-American Silicon Products, Inc.	68,000	$235,732
	Sinon Corp.	70,000	87,811
	Sinphar Pharmaceutical Co. Ltd.	22,680	22,541
	Sinyi Realty, Inc.	30,000	26,205
	Sirtec International Co. Ltd.	10,000	9,063
	Siward Crystal Technology Co. Ltd.	28,000	18,364
	Soft-World International Corp.	8,000	25,025
	Solteam, Inc.	9,598	14,499
	Song Shang Electronics Co. Ltd.	22,000	18,243
	Sonix Technology Co. Ltd.	24,000	26,165
	Southeast Cement Co. Ltd.	38,000	21,948
	Speed Tech Corp.	13,000	16,784
	Sports Gear Co. Ltd.	17,000	61,783
	St. Shine Optical Co. Ltd.	8,000	43,081
	Standard Chemical & Pharmaceutical Co. Ltd.	15,000	27,367
	Standard Foods Corp.	72,000	75,969
	S-Tech Corp.	19,000	17,240
	Sumeeko Industries Co. Ltd.	4,000	10,278
	Sun Max Tech Ltd.	6,000	8,754
*	Sunko INK Co. Ltd.	37,000	13,809
	Sunny Friend Environmental Technology Co. Ltd.	10,000	24,597
*	Sunplus Technology Co. Ltd.	76,000	51,014
	Sunrex Technology Corp.	30,000	49,377
	Sunspring Metal Corp.	14,177	11,714
	Superalloy Industrial Co. Ltd.	33,000	64,128
	Supreme Electronics Co. Ltd.	78,219	124,654
	Swancor Holding Co. Ltd.	10,000	23,192
	Sweeten Real Estate Development Co. Ltd.	36,664	35,760
	Symtek Automation Asia Co. Ltd.	9,346	45,338

		Shares	Value»
TAIWAN — (Continued)
	Syncmold Enterprise Corp.	21,000	$52,396
	Synmosa Biopharma Corp.	52,987	53,537
	Synnex Technology International Corp.	220,000	488,078
	Syn-Tech Chem & Pharm Co. Ltd.	5,000	14,579
	Systex Corp.	28,000	105,804
	T3EX Global Holdings Corp.	18,000	39,826
	TA Chen Stainless Pipe	311,654	409,624
	Ta Ya Electric Wire & Cable	139,160	155,935
	TA-I Technology Co. Ltd.	20,000	29,245
*	Tai Tung Communication Co. Ltd.	22,000	14,442
	Taichung Commercial Bank Co. Ltd.	708,476	439,397
	TaiDoc Technology Corp.	8,000	33,524
	Taiflex Scientific Co. Ltd.	40,792	56,998
	Taimide Tech, Inc.	20,000	31,801
	Tainan Enterprises Co. Ltd.	28,000	26,309
	Tainan Spinning Co. Ltd.	207,000	77,952
*	Taisun Enterprise Co. Ltd.	40,000	25,867
	TAI-TECH Advanced Electronics Co. Ltd.	8,000	23,794
	Taiwan Business Bank	1,317,189	583,367
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,791	13,443
	Taiwan Cogeneration Corp.	83,000	106,057
	Taiwan Environment Scientific Co. Ltd.	13,000	8,690
	Taiwan Fertilizer Co. Ltd.	132,000	211,731
	Taiwan Fire & Marine Insurance Co. Ltd.	54,000	58,021
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	57,870
#*	Taiwan Glass Industry Corp.	208,000	91,538
	Taiwan Hon Chuan Enterprise Co. Ltd.	17,378	84,104

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	26,697	$26,621
††	Taiwan Land
	Development Corp.	217,000	3,409
	Taiwan Mask Corp.	31,000	30,278
	Taiwan Navigation Co. Ltd.	66,000	57,094
	Taiwan Paiho Ltd.	47,000	85,869
	Taiwan PCB Techvest Co. Ltd.	53,000	49,868
	Taiwan Sanyo Electric Co. Ltd.	21,000	24,926
	Taiwan Semiconductor Co. Ltd.	28,000	40,739
	Taiwan Shin Kong Security Co. Ltd.	51,510	65,935
	Taiwan Surface Mounting Technology Corp.	41,000	131,381
*	Taiwan TEA Corp.	91,000	46,669
	Taiwan-Asia Semiconductor Corp.	65,000	44,278
	Taiyen Biotech Co. Ltd.	15,000	14,749
#*	Tatung Co. Ltd.	185,000	235,256
*	TBI Motion Technology Co. Ltd.	19,000	23,720
	TCI Co. Ltd.	19,000	88,344
	Te Chang Construction Co. Ltd.	13,000	23,279
	Teco Electric & Machinery Co. Ltd.	296,000	453,621
	Test Rite International Co. Ltd.	46,000	29,322
	Thinking Electronic Industrial Co. Ltd.	12,000	48,026
	Thye Ming Industrial Co. Ltd.	22,400	50,234
	Ton Yi Industrial Corp.	154,000	87,203
	Tong Hsing Electronic Industries Ltd.	17,280	57,274
	Tong Yang Industry Co. Ltd.	58,000	238,653
	Tong-Tai Machine & Tool Co. Ltd.	46,000	35,973
	Top Bright Holding Co. Ltd.	3,000	13,611
	Top Union Electronics Corp.	34,967	35,678

		Shares	Value»
TAIWAN — (Continued)
	Topco Technologies Corp.	6,000	$12,132
	Topkey Corp.	11,000	62,467
	Topoint Technology Co. Ltd.	17,000	14,293
*	TPK Holding Co. Ltd.	67,000	64,455
#	Transcend Information, Inc.	39,000	122,586
	Tripod Technology Corp.	70,000	404,161
	TSC Auto ID Technology Co. Ltd.	4,000	23,171
	TSEC Corp.	63,000	30,875
	TSRC Corp.	90,000	52,771
	Tung Ho Steel Enterprise Corp.	77,850	157,218
	Tung Thih Electronic Co. Ltd.	13,200	27,547
	TURVO International Co. Ltd.	6,000	32,732
	TYC Brother Industrial Co. Ltd.	38,000	57,526
	Tyntek Corp.	52,000	25,932
	Ubright Optronics Corp.	10,000	25,472
	UDE Corp.	17,000	43,560
	U-Ming Marine Transport Corp.	82,000	134,672
	Unic Technology Corp.	25,000	23,001
	Unimicron Technology Corp.	159,000	469,060
	Union Bank of Taiwan	364,723	189,796
*	Union Insurance Co. Ltd.	10,000	9,056
	Unitech Computer Co. Ltd.	19,000	22,878
*	Unitech Printed Circuit Board Corp.	113,032	85,595
*	United Alloy-Tech Co.	11,000	15,980
	United Orthopedic Corp.	11,000	30,746
*	United Renewable Energy Co. Ltd.	107,000	28,780
*††	Unity Opto Technology Co. Ltd.	46,000	0
	Univacco Technology, Inc.	9,000	13,854
	Universal Cement Corp.	94,440	82,668
	UPC Technology Corp.	149,316	38,905
	USI Corp.	142,000	45,380
	Utechzone Co. Ltd.	4,000	11,634
	Value Valves Co. Ltd.	7,000	18,736

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ve Wong Corp.	24,000	$28,623
	Ventec International Group Co. Ltd.	10,000	21,258
	Via Technologies, Inc.	10,000	22,698
	Viking Tech Corp.	10,000	9,862
	Wafer Works Corp.	90,555	57,057
	Wah Lee Industrial Corp.	33,660	100,205
	Walsin Lihwa Corp.	482,607	312,636
	Walsin Technology Corp.	41,000	100,731
	Walton Advanced Engineering, Inc.	49,000	18,858
*	We&Win Diversification Co. Ltd.	12,000	8,293
	WEI Chih Steel Industrial Co. Ltd.	26,000	14,873
	Wei Chuan Foods Corp.	66,000	33,564
	Weikeng Industrial Co. Ltd.	69,946	71,776
	Well Shin Technology Co. Ltd.	14,000	25,549
*	Win Semiconductors Corp.	46,000	130,429
#*	Winbond Electronics Corp.	508,732	252,178
	Winstek Semiconductor Co. Ltd.	6,000	16,956
#	Wisdom Marine Lines Co. Ltd.	80,221	151,758
	Wistron NeWeb Corp.	43,147	170,161
	Wonderful Hi-Tech Co. Ltd.	15,000	17,159
	WPG Holdings Ltd.	295,000	624,982
	WT Microelectronics Co. Ltd.	118,721	434,884
	WUS Printed Circuit Co. Ltd.	28,350	34,320
	Xxentria Technology Materials Corp.	28,781	45,710
	Ya Horng Electronic Co. Ltd.	7,000	12,992
	YC INOX Co. Ltd.	76,633	51,006
	Yea Shin International Development Co. Ltd.	47,864	50,945
	Yem Chio Co. Ltd.	82,065	41,403
*	Yeong Guan Energy Technology Group Co. Ltd.	17,426	15,990

		Shares	Value»
TAIWAN — (Continued)
	YFC-Boneagle Electric Co. Ltd.	14,596	$10,048
	YFY, Inc.	215,000	175,564
	Yi Jinn Industrial Co. Ltd.	24,150	12,866
	Yieh Phui Enterprise Co. Ltd.	177,550	87,829
	Young Fast Optoelectronics Co. Ltd.	11,000	17,372
	Youngtek Electronics Corp.	21,000	40,560
	Yuanta Futures Co. Ltd.	28,091	72,262
	Yuen Foong Yu Consumer Products Co. Ltd.	29,000	37,438
#	Yulon Finance Corp.	41,000	138,519
	Yulon Motor Co. Ltd.	99,886	123,022
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	30,627
	YungShin Global Holding Corp.	35,000	71,784
	Yusin Holding Corp.	4,428	15,048
	Zeng Hsing Industrial Co. Ltd.	11,520	35,870
	Zenitron Corp.	34,000	33,820
	Zhen Ding Technology Holding Ltd.	127,000	389,053
*	Zig Sheng Industrial Co. Ltd.	68,000	20,400
*	Zinwell Corp.	56,000	20,715
	Zippy Technology Corp.	15,000	24,961
	Zyxel Group Corp.	54,930	51,702

TOTAL TAIWAN			44,616,029

THAILAND — (1.4%)
	AAPICO Hitech PCL (AH/F TB)	68,970	24,776
	AEON Thana Sinsap Thailand PCL	15,900	50,216
	Amata Corp. PCL	119,300	52,856
	AP Thailand PCL	377,800	90,477
	Asia Plus Group Holdings PCL	195,300	11,284
	Asian Sea Corp. PCL	53,800	12,401
	Asset World Corp. PCL	768,800	50,632
	Bangchak Corp. PCL	160,200	171,446

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
#	Bangkok Commercial Asset Management PCL	331,300	$62,977
	Bangkok Land PCL	2,877,600	35,319
	Bangkok Life Assurance PCL, NVDR	95,400	47,978
	Banpu PCL	1,126,100	144,955
	Berli Jucker PCL	159,700	113,781
	BKI Holdings PCL	15,820	133,550
#	Cal-Comp Electronics Thailand PCL, Class F	812,421	144,706
	Dhipaya Group Holdings PCL	71,700	41,425
*	Energy Absolute PCL	347,600	22,684
	Frasers Property Thailand PCL	79,285	15,546
#	Gunkul Engineering PCL	870,500	41,434
	Hana Microelectronics PCL	76,600	44,256
	ICC International PCL	11,679	11,800
	Index Livingmall PCL	26,600	11,228
	Indorama Ventures PCL	120,100	68,310
	IRPC PCL	2,144,300	55,846
#	Jaymart Group Holdings PCL	114,400	29,281
#	JMT Network Services PCL	131,600	54,366
	KGI Securities Thailand PCL	258,200	30,454
	Kiatnakin Phatra Bank PCL	35,100	52,537
	Lalin Property PCL	79,100	11,840
	Land & Houses PCL (LHF TB)	1,097,500	139,303
	Lanna Resources PCL	35,700	16,351
	LH Financial Group PCL	755,000	17,629
	MBK PCL	90,110	41,542
	MCS Steel PCL	60,100	13,943
	MK Restaurants Group PCL	61,400	34,923
	Ngern Tid Lor PCL	154,100	55,357
	Northeast Rubber PCL	190,100	23,332
	Polyplex Thailand PCL	55,700	18,175
	Prima Marine PCL	152,700	27,198
	Property Perfect PCL	1,219,230	4,015
	PTG Energy PCL	132,300	27,921
	PTT Global Chemical PCL	246,000	127,400
	Quality Houses PCL	1,256,450	56,419

		Shares	Value»
THAILAND — (Continued)
	Ratchthani Leasing PCL	485,400	$21,360
#	Regional Container Lines PCL	83,400	57,173
	Rojana Industrial Park PCL	153,500	26,881
	S Hotels & Resorts PCL	218,100	11,099
	Saha Pathana Inter-Holding PCL	22,100	42,176
	Saha Pathanapibul PCL	16,100	28,556
	Saksiam Leasing PCL	68,200	7,921
*	Samart Corp. PCL	185,000	38,490
	Sansiri PCL	2,836,100	118,012
	SC Asset Corp. PCL	297,500	20,662
	SCG Packaging PCL	110,300	46,557
	Siamgas & Petrochemicals PCL	137,400	28,586
*	Singer Thailand PCL	72,700	14,037
	Somboon Advance Technology PCL	66,900	23,231
	SPCG PCL	88,600	20,953
#	Sri Trang Agro-Industry PCL	176,151	71,188
	Sri Trang Gloves Thailand PCL	205,300	42,406
	Srisawad Corp. PCL	29,200	26,661
	Star Petroleum Refining PCL	218,900	35,713
*	STP & I PCL	134,300	10,051
#	Supalai PCL	184,200	87,123
	Thai Oil PCL	132,400	106,023
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	4,800	31,325
#	Thai Union Group PCL	384,400	124,278
#*	Thaicom PCL	118,200	32,199
	Thaifoods Group PCL	73,800	11,820
	Thanachart Capital PCL	53,000	75,760
*	Thonburi Healthcare Group PCL	58,000	16,842
#	Thoresen Thai Agencies PCL	351,600	43,365
	Tisco Financial Group PCL (TISCO/F TB)	33,500	98,529
#	TPI Polene PCL	1,008,400	28,376
	TPI Polene Power PCL	434,701	27,327
	Triple i Logistics PCL	55,000	7,705
	Univanich Palm Oil PCL	72,000	19,722

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
#*	VGI PCL	684,800	$46,740
#*	Xspring Capital PCL	1,370,399	32,819

TOTAL THAILAND			3,723,535

TURKEY — (0.9%)
*	Adese Alisveris Merkezleri Ticaret AS	299,922	18,898
	Akcansa Cimento AS	4,742	17,324
*	Akenerji Elektrik Uretim AS	61,453	14,144
	Aksa Akrilik Kimya Sanayii AS	211,332	52,577
#	Alarko Holding AS	45,997	110,247
	Albaraka Turk Katilim Bankasi AS	207,057	32,466
	Anadolu Anonim Turk Sigorta Sirketi	38,526	87,607
	Anadolu Hayat Emeklilik AS	10,998	22,975
	Aygaz AS	14,660	48,786
*	Baticim Bati Anadolu Cimento Sanayii AS	175,707	24,159
*	Bera Holding AS	105,274	39,847
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	8,144	77,158
	Bursa Cimento Fabrikasi AS	89,116	17,764
*	Can2 Termik AS	238,806	10,013
	Cimsa Cimento Sanayi VE Ticaret AS	69,895	85,357
	Dogan Sirketler Grubu Holding AS	238,931	97,063
	Dogus Otomotiv Servis ve Ticaret AS	4,183	21,300
	Eczacibasi Yatirim Holding Ortakligi AS	3,603	16,252
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	46,993	53,700
*	Europen Endustri Insaat Sanayi VE Ticaret AS	121,073	16,776
	Global Yatirim Holding AS	267,426	51,235
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	2,552	25,608
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	50,861	22,948

		Shares	Value»
TURKEY — (Continued)
*	GSD Holding AS	257,244	$28,110
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	63,950	11,099
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	18,922	32,811
*	Is Finansal Kiralama AS	66,301	21,762
*	Isiklar Enerji ve Yapi Holding AS	59,047	15,968
*	Izdemir Enerji Elektrik Uretim AS	77,916	12,887
*	Izmir Demir Celik Sanayi AS	108,924	14,155
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	74,160	74,748
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	144,418	87,671
*	Kayseri Seker Fabrikasi AS	22,586	10,082
*	Kordsa Teknik Tekstil AS	15,454	22,164
*	Koza Anadolu Metal Madencilik Isletmeleri AS	21,858	49,315
*	Naturel Yenilenebilir Enerji Ticaret AS	12,485	14,009
*	NET Holding AS	83,578	79,785
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	132,141	16,616
*	Oyak Yatirim Menkul Degerler AS	11,684	7,985
*	Pegasus Hava Tasimaciligi AS	6,875	39,983
*	Peker Gayrimenkul Yatirim Ortakligi AS	320,340	11,686
#*	Petkim Petrokimya Holding AS	140,489	59,209
	Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	30,063	18,098

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	49,726	$24,346
	Sekerbank Turk AS	348,287	47,027
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,314	44,015
*	TAV Havalimanlari Holding AS	36,389	216,609
*	Tekfen Holding AS	43,512	154,990
*	Tukas Gida Sanayi ve Ticaret AS	250,229	15,560
*	Tumosan Motor ve Traktor Sanayi AS	7,301	15,823
*	Turkiye Sinai Kalkinma Bankasi AS	279,313	76,197
#*	Ulker Biskuvi Sanayi AS	34,631	96,314
	Vestel Beyaz Esya Sanayi ve Ticaret AS	51,990	15,707
*	Vestel Elektronik Sanayi ve Ticaret AS	27,153	28,623
*	Yayla Agro Gida Sanayi VE Nakliyat AS	33,919	7,666
*	Zorlu Enerji Elektrik Uretim AS	371,428	30,961

TOTAL TURKEY			2,366,185

UNITED ARAB EMIRATES — (1.9%)
	Abu Dhabi National Hotels	977,572	138,599
	Abu Dhabi National Insurance Co. PSC	28,687	48,207
*	Abu Dhabi Ports Co. PJSC	102,757	111,217
	Agility Global PLC	499,068	166,909
	Agthia Group PJSC	52,988	65,234
	Air Arabia PJSC	145,646	138,579
	Ajman Bank PJSC	90,939	37,397
*	AL Seer Marine Supplies & Equipment Co. LLC	29,407	23,417
	Aldar Properties PJSC	383,104	862,733
	Amanat Holdings PJSC	183,087	53,809
*	Amlak Finance PJSC	113,599	26,062
*	Aramex PJSC	18,278	13,842
*	Bank of Sharjah	129,355	32,338
	Dana Gas PJSC	815,062	165,337

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Deyaar Development PJSC	265,756	$66,759
	Dubai Financial Market PJSC	156,945	58,557
	Dubai Investments PJSC	334,612	211,672
	Dubai Islamic Bank PJSC	441,639	909,905
	Emaar Development PJSC	174,367	635,432
	Emaar Properties PJSC	40,905	146,164
*	EMSTEEL Building Materials PJSC	170,002	53,749
*	Eshraq Investments PJSC	292,261	36,310
*	Ghitha Holding PJSC	6,301	30,644
*	Manazel PJSC	286,170	27,502
*	Modon Holding PSC	253,792	211,067
*	Multiply Group PJSC	433,891	254,924
	National Bank of Ras Al-Khaimah PSC	106,807	197,738
	NMDC Group PJSC	375	2,552
	Orascom Construction PLC	3,812	21,006
*	RAK Properties PJSC	273,289	94,657
	Ras Al Khaimah Ceramics PJSC	86,789	58,805
	Sharjah Islamic Bank	53,224	36,230
*	Union Properties PJSC	680,886	105,636

TOTAL UNITED ARAB EMIRATES			5,042,989

TOTAL COMMON STOCKS			258,754,243

PREFERRED STOCKS — (0.3%)

BRAZIL — (0.2%)
	Alpargatas SA, 1.438%	8,000	10,432
	Banco ABC Brasil SA, 7.581%	16,969	64,884
Ω	Banco BMG SA, 10.131%	39,762	26,694
	Banco do Estado do Rio Grande do Sul SA, 9.502%	54,440	110,316
	Banco Pan SA, 3.173%	58,481	78,419
	Cia de Ferro Ligas da Bahia FERBASA, 7.259%	39,200	50,078

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Eucatex SA Industria e Comercio, 5.851%	11,000	$24,364
	Marcopolo SA, 8.381%	54,358	67,431
	Raizen SA, 0.553%	83,100	26,504
	Randon SA Implementos e Participacoes, 4.054%	40,000	63,223
	Schulz SA, 7.575%	10,700	10,332
	Taurus Armas SA, 5.969%	14,200	21,218
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	85,574	83,385

TOTAL BRAZIL			637,280

COLOMBIA — (0.1%)
	Grupo Aval Acciones y Valores SA, 3.937%	120,328	16,345
	Grupo de Inversiones Suramericana SA, 3.782%	18,080	161,222

TOTAL COLOMBIA			177,567

TOTAL PREFERRED STOCKS			814,847

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
*	Banco Pine SA Warrants 12/31/2049	27	4
*	Diagnosticos da America SA Warrants 04/30/2025	583	0

TOTAL BRAZIL			4

		Shares	Value»
THAILAND — (0.0%)
*	Better World Green PCL Warrants	89,216	$0
*	Better World Green PCL Warrants 08/13/2025	89,217	26
*	MBK PCL Rights 05/16/2025	9,011	216
*	Northeast Rubber PCL Warrants 05/15/2026	31,683	171
*	VGI PCL Warrants 09/03/2025	68,480	1,476

TOTAL THAILAND			1,889

TOTAL RIGHTS/WARRANTS			1,893

TOTAL INVESTMENT SECURITIES (Cost $212,697,812)			259,570,983

			Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	172,445	1,994,321

TOTAL INVESTMENTS — (100.0%) (Cost $214,692,330)			$261,565,304

As of April 30, 2025, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	06/20/25	$1,963,775	$1,955,450	$(8,325)

Total Futures Contracts			$1,963,775	$1,955,450	$(8,325)

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

As of April 30, 2025, the value of Rule 144A securities amounted to $15,369,600 or 5.9% of net assets.

Summary of the Portfolio’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Belgium	—	$252,540	—	$252,540
Brazil	$7,888,551	—	—	7,888,551
Canada	—	282,764	—	282,764
Chile	726,200	—	—	726,200
China	3,289,373	56,518,554	$5,677	59,813,604
Colombia	402,383	—	—	402,383
Greece	—	1,457,515	—	1,457,515
Hong Kong	—	7,070,700	5,335	7,076,035
India	370,504	54,895,703	—	55,266,207
Indonesia	—	4,380,935	5,460	4,386,395
Kuwait	—	2,064,038	—	2,064,038
Malaysia	—	4,664,817	—	4,664,817
Mexico	5,090,628	307,218	—	5,397,846
Philippines	—	1,580,989	—	1,580,989
Poland	—	3,990,438	—	3,990,438
Qatar	—	2,103,044	—	2,103,044
Saudi Arabia	—	9,531,545	—	9,531,545
Singapore	—	362,568	—	362,568
South Africa	781,520	6,838,161	—	7,619,681
South Korea	17,544	28,107,778	13,023	28,138,345
Taiwan	—	44,612,620	3,409	44,616,029
Thailand	79,303	3,644,232	—	3,723,535
Turkey	—	2,366,185	—	2,366,185
United Arab Emirates	—	5,042,989	—	5,042,989
Preferred Stocks
Brazil	637,280	—	—	637,280
Colombia	177,567	—	—	177,567
Rights/Warrants
Brazil	—	4	—	4
Thailand	—	1,889	—	1,889
Securities Lending Collateral	—	1,994,321	—	1,994,321

Total Investments in Securities	$19,460,853	$242,071,547	$32,904<>	$261,565,304

Financial Instruments
Liabilities
Futures Contracts**	(8,325)	—	—	(8,325)

Total Financial Instruments	$(8,325)	—	—	$(8,325)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.9%)
BELGIUM — (0.0%)
	Titan Cement International SA (TITC BB)	7,464	$344,709
	Titan Cement International SA (TITC GA)	2,871	133,280

TOTAL BELGIUM			477,989

BRAZIL — (4.6%)
*	Allianca Saude e
	Participacoes SA	700	720
	Allied Tecnologia SA	30,010	37,069
	Allos SA	107,984	404,526
*	Allpark Empreendimentos Participacoes e Servicos SA	3,800	1,995
	Alupar Investimento SA	58,839	319,537
#	Ambev SA (ABEV US), ADR	112,647	284,997
	Ambev SA (ABEV3 BZ)	164,200	421,556
*	Ambipar Participacoes e Empreendimentos SA	9,800	210,673
	Anima Holding SA	108,400	60,932
	Armac Locacao Logistica E Servicos SA	30,400	23,462
	Atacadao SA	205,800	310,052
	Auren Energia SA	9,688	15,244
*	Automob Participacoes SA	124,787	5,937
	B3 SA - Brasil Bolsa Balcao	429,691	1,021,388
	Banco Bradesco SA (BBDC3 BZ)	128,230	276,337
	Banco BTG Pactual SA	51,769	347,641
	Banco do Brasil SA	323,974	1,651,510
	Banco Santander Brasil SA	264,193	1,374,233
	BB Seguridade Participacoes SA	108,173	815,231
	Bemobi Mobile Tech SA	22,569	75,202
*	Blau Farmaceutica SA	19,100	43,449

		Shares	Value»
BRAZIL — (Continued)
	Boa Safra Sementes SA	25,164	$45,804
	BR Advisory Partners Participacoes SA	43,200	111,898
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	21,400	79,866
	Brava Energia	30,102	92,082
	BRF SA	131,409	525,622
	Brisanet Servicos de Telecomunicacoes SA	52,808	25,868
	C&A Modas SA	72,600	170,270
	Caixa Seguridade Participacoes SA	21,431	61,780
	Camil Alimentos SA	43,100	33,112
	CCR SA	211,719	501,770
	Centrais Eletricas Brasileiras SA	99,389	769,697
*	Cia Brasileira de Aluminio	116,542	80,704
*	Cia Brasileira de Distribuicao	139,573	104,031
*	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	15,888	323,003
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	28,000	561,909
	Cia de Saneamento de Minas Gerais Copasa MG	48,800	184,360
	Cia De Sanena Do Parana (SAPR11 BZ)	81,100	439,143
	Cia De Sanena Do Parana (SAPR3 BZ)	49,000	53,100
	Cia Energetica de Minas Gerais (CMIG3 BZ)	68,013	182,642
	Cia Paranaense de Energia - Copel	132,329	243,432
	Cia Siderurgica Nacional SA (CSNA3 BZ)	373,420	611,932
	CM Hospitalar SA	42,800	8,673

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Cogna Educacao SA	795,158	$361,490
	Cosan SA	158,762	217,365
	CPFL Energia SA	34,369	231,281
	Cruzeiro do Sul Educacional SA	87,900	63,348
	CSU Digital SA	7,400	22,388
	Cury Construtora e Incorporadora SA	50,200	243,696
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	112,800	492,729
Ω	Desktop SA	45,900	74,651
	Dexco SA	179,431	174,842
*	Diagnosticos da America SA	39,079	12,119
	Dimed SA Distribuidora da Medicamentos	32,800	53,057
	Direcional Engenharia SA	43,867	280,973
	EcoRodovias Infraestrutura e Logistica SA	78,600	91,548
	Eletromidia SA	19,227	103,603
*	Embraer SA (EMBR3 BZ)	55,900	639,459
	Empreendimentos Pague Menos SA	92,983	54,068
	Energisa SA	72,291	585,191
*	Eneva SA	109,924	261,680
	Engie Brasil Energia SA	32,100	235,130
	Equatorial Energia SA	126,915	823,193
	Eternit SA	11,831	9,423
	Even Construtora e Incorporadora SA	56,600	57,347
	Ez Tec Empreendimentos e Participacoes SA	45,900	107,407
	Fleury SA	110,897	253,835
	Fras-Le SA	17,200	88,619
	Gerdau SA, Sponsored ADR	254,500	664,245
Ω	GPS Participacoes e Empreendimentos SA	62,352	165,901
	Grendene SA	74,498	72,986
*	Grupo Casas Bahia SA	53,590	51,370
	Grupo Mateus SA	149,894	203,375
	Grupo SBF SA	45,800	85,626
	Guararapes Confeccoes SA	40,600	58,234

		Shares	Value»
BRAZIL — (Continued)
*Ω	Hapvida Participacoes e Investimentos SA	935,114	$382,274
*	Hidrovias do Brasil SA	120,450	64,309
	Hypera SA	151,331	643,173
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	19,498	48,615
	Iochpe Maxion SA	46,700	101,380
	Irani Papel e Embalagem SA	36,400	51,504
*	IRB-Brasil Resseguros SA	29,015	244,535
	Jalles Machado SA	60,949	42,959
	JBS SA	146,962	1,141,483
	JHSF Participacoes SA	146,300	132,247
	JSL SA	47,300	56,175
	Kepler Weber SA	51,700	68,324
	Klabin SA	201,819	658,962
	Lavvi Empreendimentos Imobiliarios SA	30,822	56,700
	Localiza Rent a Car SA	108,003	817,566
	LOG Commercial Properties e Participacoes SA	18,200	67,346
*	Log-in Logistica Intermodal SA	2,700	10,619
	Lojas Quero-Quero SA	65,679	31,942
	Lojas Renner SA	342,103	880,704
Ω	LWSA SA	144,627	91,998
	M Dias Branco SA	25,021	111,853
	Magazine Luiza SA	95,422	156,707
	Mahle Metal Leve SA	11,900	62,109
	Marcopolo SA	59,680	57,417
	Marfrig Global Foods SA	96,765	366,248
	Melnick Even Desenvolvimento Imobiliario SA	39,400	22,494
	Mills Locacao Servicos e Logistica SA	59,365	106,279
*	Minerva SA	56,414	58,749
	Moura Dubeux Engenharia SA	30,506	88,479
	Movida Participacoes SA	91,209	113,627
*	MRV Engenharia e Participacoes SA	166,976	174,180
	Multiplan Empreendimentos Imobiliarios SA	95,193	431,754

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Natura & Co. Holding SA	372,182	$623,675
	Neoenergia SA	41,107	165,872
*	Oceanpact Servicos Maritimos SA	56,000	53,482
	Odontoprev SA	91,420	172,042
*	Oncoclinicas do Brasil Servicos Medicos SA	44,129	47,044
*	Orizon Valorizacao de Residuos SA	13,856	119,732
	Pet Center Comercio e Participacoes SA	58,396	47,847
	Petroleo Brasileiro SA (PBR US), Sponsored ADR	37,001	417,741
	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	221,043	2,334,214
	Petroleo Brasileiro SA (PETR3 BZ)	762,502	4,306,175
	Petroreconcavo SA	81,497	184,387
	Plano & Plano Desenvolvimento Imobiliario SA	20,800	42,808
	Porto Seguro SA	45,300	351,136
	Positivo Tecnologia SA	49,600	53,750
*	PRIO SA	256,834	1,525,576
*	Qualicorp Consultoria e Corretora de Seguros SA	146,200	53,069
	Raia Drogasil SA	265,460	928,033
Ω	Rede D’Or Sao Luiz SA	23,517	132,686
	Romi SA	13,303	21,472
	Rumo SA	103,689	354,452
	Santos Brasil Participacoes SA	94,349	225,102
	Sao Carlos Empreendimentos e Participacoes SA	3,638	11,840
	Sao Martinho SA	83,021	285,409
#	Sendas Distribuidora SA (ASAI US), ADR	1,784	14,486
	Sendas Distribuidora SA (ASAI3 BZ)	423,039	685,044
Ω	Ser Educacional SA	56,800	59,951
*	Serena Energia SA	91,826	158,567
*	Simpar SA	126,800	119,759
	SLC Agricola SA	47,856	166,880

		Shares	Value»
BRAZIL — (Continued)
	Smartfit Escola de Ginastica e Danca SA	75,969	$327,294
	Suzano SA (SUZB3 BZ)	156,192	1,378,306
	Tegma Gestao Logistica SA	15,400	96,766
#	Telefonica Brasil SA (VIV US), ADR	13,442	130,522
	Telefonica Brasil SA (VIVT3 BZ)	58,320	285,581
	TIM SA	176,248	588,513
	TOTVS SA	22,000	145,836
	Transmissora Alianca de Energia Eletrica SA	90,700	574,072
	Tres Tentos Agroindustrial SA	77,330	220,742
	Trisul SA	30,600	37,528
	Tupy SA	35,000	132,287
	Ultrapar Participacoes SA (UGPA3 BZ)	148,926	467,891
	Unifique Telecomunicacoes SA	50,200	34,586
	Unipar Carbocloro SA	5,775	50,951
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	25,300	24,564
	Vale SA (VALE US), Sponsored ADR	437,656	4,074,577
	Vale SA (VALE3 BZ)	183,800	1,711,967
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	31,700	138,247
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	108,382	93,960
	Veste SA Estilo	8,910	10,315
	Vibra Energia SA	359,791	1,191,875
	Vivara Participacoes SA	43,800	170,642
	Vulcabras SA	24,564	72,716
	WEG SA	123,200	969,075
	Wilson Sons SA	55,300	166,919
	Wiz Co.	25,600	26,930
	YDUQS Participacoes SA	109,832	276,556

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
* Zamp SA	78,928	$43,670

TOTAL BRAZIL		54,200,398

CHILE — (0.8%)
Aguas Andinas SA, Class A	640,658	236,739
Banco de Chile (BCH US), ADR	31,115	918,515
Banco de Chile (CHILE CI)	635,643	93,310
Banco de Credito e Inversiones SA	11,680	462,567
Banco Santander Chile (BSAC US), ADR	8,394	202,211
Banco Santander Chile (BSAN CI)	2,610,133	157,812
Besalco SA	1,195	928
Bicecorp SA	363,513	100,198
* CAP SA	22,516	115,803
Cencosud SA	272,663	932,979
Cencosud Shopping SA	75,632	159,748
Cia Cervecerias Unidas SA (CCU CI)	44,999	345,492
Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	5,028	76,526
Cia Sud Americana de Vapores SA	4,001,974	221,043
Colbun SA	2,211,688	345,666
Embotelladora Andina SA, ADR, Class B	12,368	320,331
Empresa Nacional de Telecomunicaciones SA	85,373	247,042
Empresas CMPC SA	238,724	374,389
Empresas Copec SA	66,185	454,332
Enel Americas SA (ENELAM CI)	2,621,834	257,452
Enel Chile SA (ENELCHIL CI)	4,376,804	309,694
Enel Chile SA (ENIC US), ADR	4,326	15,141
Engie Energia Chile SA	171,556	203,101
Falabella SA	32,677	148,378
Forus SA	13,556	32,550
Grupo Security SA	11,775	3,288
Instituto de Diagnostico SA	5,352	11,374

		Shares	Value»
CHILE — (Continued)
	Inversiones Aguas Metropolitanas SA	183,489	$166,651
	Inversiones La Construccion SA	16,231	188,761
	Latam Airlines Group SA	20,340,107	321,140
#	Latam Airlines Group SA, ADR	2,442	76,801
	Multiexport Foods SA	50,860	13,603
	Parque Arauco SA	146,772	337,909
	Plaza SA	95,040	223,325
*	Ripley Corp. SA	408,984	189,096
	Salfacorp SA	242,422	173,069
	Sigdo Koppers SA	25,113	29,399
	SMU SA	1,261,933	247,218
	Sociedad Matriz SAAM SA	1,011,061	127,065
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	6,855	234,441
	SONDA SA	206,223	83,318
	Vina Concha y Toro SA	187,265	232,180

TOTAL CHILE			9,390,585

COLOMBIA — (0.2%)
	Almacenes Exito SA, BDR	25,940	47,582
	Bancolombia SA (BCOLO CB)	28,711	340,409
	Bancolombia SA (CIB US), Sponsored ADR	12,278	495,049
	Celsia SA ESP	90,633	86,224
	Cementos Argos SA	104,359	264,752
*	Corp. Financiera Colombiana SA	48,312	189,335
	Grupo Argos SA	77,211	401,626
	Grupo Energia Bogota SA ESP	236,950	164,300
	Interconexion Electrica SA ESP	38,074	196,426
	Mineros SA	59,641	85,603

TOTAL COLOMBIA			2,271,306

CZECH REPUBLIC — (0.2%)
	CEZ AS	18,049	916,159
	Komercni Banka AS	9,496	461,522
Ω	Moneta Money Bank AS	54,186	334,952

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
CZECH REPUBLIC — (Continued)
Philip Morris CR AS	117	$94,721

TOTAL CZECH REPUBLIC		1,807,354

EGYPT — (0.0%)
Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	55,885	87,247
Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	131,836	205,664

TOTAL EGYPT		292,911

GREECE — (0.8%)
Aegean Airlines SA	13,854	186,030
* Aktor SA Holding Company Technical & Energy Projects	6,251	35,082
Alpha Services & Holdings SA	262,104	639,070
Athens International Airport SA	6,092	63,115
Athens Water Supply & Sewage Co. SA	7,308	48,212
Autohellas Tourist & Trading SA	4,052	52,024
Avax SA	8,062	18,344
Bank of Greece	6,383	99,257
Ellaktor SA	24,740	36,514
# ElvalHalcor SA	19,905	44,653
Eurobank Ergasias Services & Holdings SA	316,614	898,559
Fourlis Holdings SA	13,371	60,575
GEK Terna SA	16,475	341,941
Hellenic Exchanges - Athens Stock Exchange SA	13,812	82,670
Hellenic Telecommunications Organization SA	19,276	365,801
Helleniq Energy Holdings SA	48,874	422,155
Holding Co. ADMIE IPTO SA	37,355	122,289
Ideal Holdings SA	3,864	27,559
Intracom Holdings SA	17,092	59,862
Jumbo SA	22,964	725,030
Kri-Kri Milk Industry SA	3,698	63,972

	Shares	Value»
GREECE — (Continued)
* LAMDA Development SA	19,123	$143,892
Metlen Energy & Metals SA	19,817	937,885
Motor Oil Hellas Corinth Refineries SA	19,997	484,530
National Bank of Greece SA	101,867	1,081,162
OPAP SA	19,403	431,119
Piraeus Financial Holdings SA	201,396	1,131,046
Piraeus Port Authority SA	2,285	102,298
Profile Systems & Software SA	1,902	11,975
Public Power Corp. SA	20,802	311,818
Quest Holdings SA	10,392	74,557
Sarantis SA	7,327	112,326
Thrace Plastics Holding & Co.	6,640	28,546

TOTAL GREECE		9,243,868

HUNGARY — (0.3%)
* 4iG Nyrt	8,332	42,024
Magyar Telekom Telecommunications PLC	96,151	454,643
MOL Hungarian Oil & Gas PLC	108,286	916,934
Opus Global Nyrt	41,353	63,829
OTP Bank Nyrt	28,977	2,140,473
Richter Gedeon Nyrt	5,839	177,089

TOTAL HUNGARY		3,794,992

INDIA — (27.0%)
360 ONE WAM Ltd.	28,338	328,075
3M India Ltd.	529	188,184
63 Moons Technologies Ltd.	8,503	64,570
Aarti Drugs Ltd.	14,377	59,506
Aarti Industries Ltd.	52,044	258,576
Aarti Pharmalabs Ltd.	15,040	127,390
* Aavas Financiers Ltd.	18,646	426,267
ABB India Ltd.	5,513	357,327
ACC Ltd.	13,714	304,270
Accelya Solutions India Ltd.	1,250	19,774
Action Construction Equipment Ltd.	13,791	191,480
* Adani Energy Solutions Ltd.	88,929	937,866

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Adani Enterprises Ltd.	7,177	$194,498
*	Adani Green Energy Ltd.	4,062	42,954
	Adani Ports & Special Economic Zone Ltd.	90,403	1,299,850
*	Adani Power Ltd.	150,026	938,164
	Adani Total Gas Ltd.	15,637	110,143
	ADF Foods Ltd.	19,716	51,622
*	Aditya Birla Capital Ltd.	161,410	373,830
*	Aditya Birla Fashion & Retail Ltd.	65,024	201,340
	Aditya Birla Real Estate Ltd.	11,658	265,118
	Advanced Enzyme Technologies Ltd.	17,159	58,033
	Aegis Logistics Ltd.	43,503	399,573
*	Aether Industries Ltd.	6,004	57,459
	Agarwal Industrial Corp. Ltd.	1,078	12,557
	AGI Greenpac Ltd.	10,343	99,666
	Ahluwalia Contracts India Ltd.	12,390	124,633
	AIA Engineering Ltd.	12,890	481,759
	Ajanta Pharma Ltd.	13,477	429,052
	Ajmera Realty & Infra India Ltd.	9,113	88,325
	Akzo Nobel India Ltd.	2,999	121,238
	Alembic Ltd.	33,100	39,152
	Alembic Pharmaceuticals Ltd.	21,138	217,648
	Alkem Laboratories Ltd.	5,869	352,704
	Alkyl Amines Chemicals	4,618	93,059
*	Allcargo Gati Ltd.	15,456	11,012
	Allcargo Logistics Ltd.	101,641	35,542
*	Allcargo Terminals Ltd.	6,456	1,891
	Allied Digital Services Ltd.	10,913	24,008
	Amara Raja Energy & Mobility Ltd.	57,058	656,223
*	Amber Enterprises India Ltd.	4,433	319,072
	Ambika Cotton Mills Ltd.	566	8,946
	Ambuja Cements Ltd.	72,704	461,972
	Amrutanjan Health Care Ltd.	2,828	23,437
	Anant Raj Ltd.	36,315	193,380
	Andhra Paper Ltd.	15,705	13,727
	Andhra Sugars Ltd.	11,068	9,185
	Angel One Ltd.	25,002	685,247

		Shares	Value»
INDIA — (Continued)
*Ω	Antony Waste Handling Cell Ltd.	6,735	$38,805
	Anup Engineering Ltd.	3,082	109,228
	Anupam Rasayan India Ltd.	1,186	12,104
	Apar Industries Ltd.	6,290	416,755
	Apcotex Industries Ltd.	4,995	18,106
	APL Apollo Tubes Ltd.	23,471	445,388
	Apollo Hospitals Enterprise Ltd.	10,075	831,903
	Apollo Micro Systems Ltd.	59,115	80,531
	Apollo Pipes Ltd.	1,408	6,479
	Apollo Tyres Ltd.	166,625	927,370
	Aptus Value Housing Finance India Ltd.	73,163	275,634
*	Arman Financial Services Ltd.	2,204	40,217
	Artemis Medicare Services Ltd.	5,281	15,975
	Arvind Fashions Ltd.	28,086	131,961
	Arvind Ltd.	66,187	282,180
	Arvind SmartSpaces Ltd.	2,067	15,857
	Asahi India Glass Ltd.	30,021	261,956
*	Ashapura Minechem Ltd.	9,804	38,476
	Ashiana Housing Ltd.	14,741	47,024
	Ashok Leyland Ltd.	472,596	1,265,550
*	Ashoka Buildcon Ltd.	76,827	167,850
	Asian Paints Ltd.	42,470	1,215,093
	Associated Alcohols & Breweries Ltd.	3,899	50,649
Ω	Aster DM Healthcare Ltd.	70,402	422,279
	Astra Microwave Products Ltd.	10,836	105,422
	Astral Ltd.	21,351	338,517
	AstraZeneca Pharma India Ltd.	1,328	135,805
*	Atul Auto Ltd.	691	3,758
	Atul Ltd.	4,563	362,663
Ω	AU Small Finance Bank Ltd.	74,581	596,489
	AurionPro Solutions Ltd.	3,408	57,277
*	Aurobindo Pharma Ltd.	81,471	1,180,772
	Automotive Axles Ltd.	895	17,537
	Avadh Sugar & Energy Ltd.	5,287	35,004
	Avantel Ltd.	35,176	47,661
	Avanti Feeds Ltd.	16,537	170,225

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*Ω	Avenue Supermarts Ltd.	6,014	$296,458
*	AWL Agri Business Ltd.	27,910	88,111
	Axis Bank Ltd. (AXSB IN)	358,421	5,021,247
*	AXISCADES Technologies Ltd.	1,290	12,455
	Bajaj Auto Ltd.	8,800	834,500
*	Bajaj Consumer Care Ltd.	34,156	66,998
	Bajaj Finance Ltd.	44,514	4,531,006
	Bajaj Finserv Ltd.	35,598	821,982
*	Bajaj Hindusthan Sugar Ltd.	346,843	79,520
	Bajaj Holdings & Investment Ltd.	3,349	477,081
	Balaji Amines Ltd.	3,301	49,512
	Balkrishna Industries Ltd.	18,179	574,358
	Balmer Lawrie & Co. Ltd.	21,317	49,972
	Balrampur Chini Mills Ltd.	42,518	275,838
	Balu Forge Industries Ltd.	1,139	6,951
	Banco Products India Ltd.	16,872	73,096
Ω	Bandhan Bank Ltd.	215,416	420,480
	Bank of Baroda	211,663	625,497
	Bank of India	175,457	238,984
	Bank of Maharashtra	308,353	184,072
	Bannari Amman Sugars Ltd.	618	30,236
*	Barbeque Nation Hospitality Ltd.	5,008	19,591
	BASF India Ltd.	4,345	224,066
	Bata India Ltd.	14,618	207,700
	Bayer CropScience Ltd.	4,822	266,939
	BCL Industries Ltd.	57,245	25,329
	BEML Ltd.	4,094	154,095
	Berger Paints India Ltd.	55,748	358,611
	Best Agrolife Ltd.	2,810	12,224
*	BF Utilities Ltd.	5,803	48,503
	Bhansali Engineering Polymers Ltd.	47,575	61,274
	Bharat Bijlee Ltd.	2,394	82,166
	Bharat Dynamics Ltd.	4,382	78,010
	Bharat Electronics Ltd.	388,082	1,438,196
	Bharat Forge Ltd.	64,514	842,181
	Bharat Heavy Electricals Ltd.	154,303	411,723

		Shares	Value»
INDIA — (Continued)
	Bharat Petroleum Corp. Ltd.	176,889	$647,839
	Bharat Rasayan Ltd.	365	41,028
*	Bharat Wire Ropes Ltd.	10,106	20,587
	Bharti Airtel Ltd.	412,457	9,050,740
	Biocon Ltd.	77,301	292,923
	Birla Corp. Ltd.	6,698	84,301
	BirlaNu Ltd.	1,089	24,330
	Birlasoft Ltd.	76,752	353,954
*	Black Box Ltd.	17,525	77,127
	Bliss Gvs Pharma Ltd.	7,243	10,094
	BLS International Services Ltd.	29,709	124,288
	Blue Dart Express Ltd.	2,251	165,873
	Blue Star Ltd.	21,273	429,610
	Bluspring Enterprises Ltd.	25,700	58,553
	Bombay Burmah Trading Co.	10,859	238,830
	Bombay Dyeing & Manufacturing Co. Ltd.	47,826	73,248
*	Borosil Ltd.	11,332	42,426
*	Borosil Renewables Ltd.	3,713	21,527
*	Borosil Scientific Ltd.	1,931	2,995
	Bosch Ltd.	427	147,562
	Brigade Enterprises Ltd.	41,198	497,977
*	Brightcom Group Ltd.	479,160	58,134
	Britannia Industries Ltd.	17,270	1,106,959
	BSE Ltd.	5,637	425,011
*	Camlin Fine Sciences Ltd.	39,738	76,691
	Campus Activewear Ltd.	29,039	82,339
	Can Fin Homes Ltd.	39,330	332,026
	Canara Bank	373,010	428,890
	Cantabil Retail India Ltd.	6,559	18,169
*	Capacit’e Infraprojects Ltd.	21,561	90,350
	Caplin Point Laboratories Ltd.	7,519	165,659
	Carborundum Universal Ltd.	29,591	356,734
	Care Ratings Ltd.	6,287	90,462
*	Cartrade Tech Ltd.	11,469	232,173
	Carysil Ltd.	5,598	40,324
	Castrol India Ltd.	141,486	329,672
	CCL Products India Ltd.	24,480	169,497

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	CE Info Systems Ltd.	3,314	$69,686
	Ceat Ltd.	11,835	460,248
	Cello World Ltd.	11,326	73,393
	Central Depository Services India Ltd.	30,520	475,732
	Centum Electronics Ltd.	801	15,923
	Century Enka Ltd.	4,205	25,531
	Century Plyboards India Ltd.	20,093	165,999
	Cera Sanitaryware Ltd.	1,723	108,799
	CESC Ltd.	162,818	303,310
	CG Power & Industrial Solutions Ltd.	97,295	718,303
*	Chalet Hotels Ltd.	19,049	176,899
	Chambal Fertilisers & Chemicals Ltd.	90,398	738,173
*	Chemplast Sanmar Ltd.	12,191	58,542
	Chennai Petroleum Corp. Ltd.	13,125	93,687
*	Choice International Ltd.	16,047	115,866
	Cholamandalam Financial Holdings Ltd.	49,097	1,082,245
	Cholamandalam Investment & Finance Co. Ltd.	90,988	1,607,072
	CIE Automotive India Ltd.	56,181	267,169
*	Cigniti Technologies Ltd.	3,495	55,531
	Cipla Ltd.	111,395	2,044,046
	City Union Bank Ltd.	222,219	462,484
	Clean Science & Technology Ltd.	4,065	56,448
	CMS Info Systems Ltd.	68,071	351,954
	Coal India Ltd.	140,539	638,341
Ω	Cochin Shipyard Ltd.	11,976	225,026
	Coforge Ltd.	5,694	494,421
	Colgate-Palmolive India Ltd.	29,168	890,333
	Computer Age Management Services Ltd.	15,415	707,684
	Concord Biotech Ltd.	807	14,454
	Confidence Petroleum India Ltd.	66,586	40,620
	Container Corp. of India Ltd.	36,386	289,283
	Control Print Ltd.	1,774	13,102

		Shares	Value»
INDIA — (Continued)
	Coromandel
	International Ltd.	34,338	$899,688
	Cosmo First Ltd.	5,458	37,961
	Craftsman Automation Ltd.	3,859	210,669
	CreditAccess Grameen Ltd.	15,078	192,612
	CRISIL Ltd.	3,940	207,673
	Crompton Greaves Consumer Electricals Ltd.	175,886	701,541
*	CSB Bank Ltd.	18,955	79,436
	Cummins India Ltd.	19,634	670,776
*	Cupid Ltd.	1,812	1,651
	Cyient Ltd.	34,721	486,021
*Ω	D.P. Abhushan Ltd.	1,177	19,730
	Dabur India Ltd.	55,427	318,939
	Dalmia Bharat Ltd.	14,444	330,718
	Dalmia Bharat Sugar & Industries Ltd.	2,751	12,172
	Datamatics Global Services Ltd.	1,601	11,180
	DB Corp. Ltd.	26,479	76,284
	DCB Bank Ltd.	49,820	79,134
	DCM Shriram Industries Ltd.	16,478	34,915
	DCM Shriram Ltd.	11,722	138,269
*	DCW Ltd.	61,842	57,745
	Deep Industries Ltd.	10,711	55,872
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	21,736	328,455
	Deepak Nitrite Ltd.	15,119	345,922
*	Delhivery Ltd.	146,903	530,643
	Delta Corp. Ltd.	30,055	32,880
*	DEN Networks Ltd.	45,465	17,499
*	Devyani International Ltd.	117,760	249,329
*	Dhani Services Ltd.	86,932	59,130
*	Dhanlaxmi Bank Ltd.	78,664	26,228
	Dhanuka Agritech Ltd.	6,280	96,586
	Digitide Solutions Ltd.	25,700	48,709
Ω	Dilip Buildcon Ltd.	16,079	80,498
*	Dish TV India Ltd.	327,685	18,685
*	Dishman Carbogen Amcis Ltd.	22,821	51,923
	Divi’s Laboratories Ltd.	6,555	470,793
	Dixon Technologies India Ltd.	7,337	1,425,792
	DLF Ltd.	68,583	543,759
	D-Link India Ltd.	6,113	31,106
	Dodla Dairy Ltd.	5,615	69,362
	Dollar Industries Ltd.	4,851	21,953

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Dr. Lal PathLabs Ltd.	12,253	$399,337
#	Dr. Reddy’s Laboratories Ltd., ADR	79,260	1,103,299
	Dr. Reddy’s Laboratories Ltd. (DRRD IN)	44,832	626,975
	Dreamfolks Services Ltd.	3,250	9,071
*	Dwarikesh Sugar Industries Ltd.	61,056	28,849
	Dynacons Systems & Solutions Ltd.	1,487	18,589
	Dynamatic Technologies Ltd.	588	43,686
*Ω	E2E Networks Ltd.	1,665	46,560
*	Easy Trip Planners Ltd.	285,129	39,566
	eClerx Services Ltd.	8,402	247,789
	Edelweiss Financial Services Ltd.	202,329	189,470
	Eicher Motors Ltd.	19,894	1,311,578
*	EID Parry India Ltd.	40,011	386,159
	EIH Associated Hotels	6,270	26,047
	EIH Ltd.	63,235	276,875
	Eimco Elecon India Ltd.	585	12,123
	Elecon Engineering Co. Ltd.	29,693	190,879
*	Electronics Mart India Ltd.	19,141	30,363
	Electrosteel Castings Ltd.	135,133	154,991
	Elgi Equipments Ltd.	53,826	282,870
	Emami Ltd.	61,706	452,079
*	Embassy Developments Ltd.	129,863	150,111
	eMudhra Ltd.	4,769	43,055
Ω	Endurance Technologies Ltd.	11,885	263,782
	Engineers India Ltd.	92,288	194,061
	Epigral Ltd.	5,169	106,060
	EPL Ltd.	49,568	111,106
Ω	Equitas Small Finance Bank Ltd.	166,043	130,975
Ω	Eris Lifesciences Ltd.	14,042	239,494
	ESAB India Ltd.	1,270	69,133
	Escorts Kubota Ltd.	4,797	183,965
*	Eternal Ltd.	164,728	448,744
*	Eureka Forbes Ltd.	15,278	88,949
	Eveready Industries India Ltd.	10,581	40,629
	Everest Kanto Cylinder Ltd.	5,871	8,302

		Shares	Value»
INDIA — (Continued)
	Excel Industries Ltd.	1,959	$24,590
	Exide Industries Ltd.	83,626	344,029
	Fairchem Organics Ltd.	1,304	12,839
	FDC Ltd.	17,888	89,113
	Federal Bank Ltd.	348,874	809,998
*	Federal-Mogul Goetze India Ltd.	4,659	18,208
	FIEM Industries Ltd.	4,387	74,369
	Filatex India Ltd.	78,365	39,115
	Fine Organic Industries Ltd.	3,156	153,888
	Fineotex Chemical Ltd.	16,558	46,528
*	Fino Payments Bank Ltd.	8,826	25,571
	Finolex Cables Ltd.	22,509	230,484
	Finolex Industries Ltd.	88,967	183,039
	Firstsource Solutions Ltd.	123,278	491,135
	Force Motors Ltd.	2,542	268,209
	Fortis Healthcare Ltd.	58,939	474,186
*	FSN E-Commerce Ventures Ltd.	174,240	399,030
*	Fusion Finance Ltd.	21,824	35,871
	G R Infraprojects Ltd.	5,940	72,791
	Gabriel India Ltd.	24,854	158,539
	GAIL India Ltd. (GAIL IN)	445,796	991,061
	Galaxy Surfactants Ltd.	3,725	91,695
*	Ganesh Benzoplast Ltd.	11,459	16,624
	Ganesh Housing Corp. Ltd.	7,986	102,631
	Ganesha Ecosphere Ltd.	4,405	75,447
	Garware Hi-Tech Films Ltd.	1,998	74,990
	Garware Technical Fibres Ltd.	14,005	141,892
	Gateway Distriparks Ltd.	145,865	103,002
	GE Vernova T&D India Ltd.	18,548	339,826
*	Genesys International Corp. Ltd.	3,296	25,510
	Geojit Financial Services Ltd.	39,989	35,207
	GHCL Ltd.	36,416	249,586
	GHCL Textiles Ltd.	31,467	29,402
	GIC Housing Finance Ltd.	13,076	27,103
	Gillette India Ltd.	2,019	191,863

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Gland Pharma Ltd.	14,081	$233,289
	GlaxoSmithKline Pharmaceuticals Ltd.	8,729	303,051
	Glenmark Pharmaceuticals Ltd.	29,979	488,337
*	Global Health Ltd.	30,914	438,791
	Globus Spirits Ltd.	6,694	81,309
	GM Breweries Ltd.	1,395	11,031
	GMM Pfaudler Ltd.	8,242	99,869
*	GMR Airports Ltd.	682,596	701,346
*	Go Fashion India Ltd.	4,641	43,579
	Godawari Power & Ispat Ltd.	132,465	281,995
	Godfrey Phillips India Ltd.	5,515	530,913
Ω	Godrej Agrovet Ltd.	14,146	127,539
	Godrej Consumer Products Ltd.	55,050	823,314
*	Godrej Industries Ltd.	12,239	156,686
*	Godrej Properties Ltd.	11,455	289,648
*	Gokaldas Exports Ltd.	6,120	61,465
*	Gokul Agro Resources Ltd.	11,896	32,580
	Goldiam International Ltd.	15,256	65,455
	Goodluck India Ltd.	5,071	43,079
	Granules India Ltd.	62,360	333,975
	Graphite India Ltd.	29,794	160,468
	Grasim Industries Ltd.	32,843	1,059,781
	Grauer & Weil India Ltd.	18,916	18,875
	Gravita India Ltd.	8,869	183,576
	Great Eastern Shipping Co. Ltd.	51,108	526,501
	Greaves Cotton Ltd.	42,562	98,784
	Greenlam Industries Ltd.	18,356	44,762
	Greenpanel Industries Ltd.	20,901	58,255
	Greenply Industries Ltd.	23,053	79,036
	Grindwell Norton Ltd.	13,770	273,779
	Group Ltd.	163	5,401
	Gufic Biosciences Ltd.	8,341	35,982
	Gujarat Alkalies & Chemicals Ltd.	6,420	46,046
	Gujarat Ambuja Exports Ltd.	37,730	52,561
	Gujarat Fluorochemicals Ltd.	2,733	124,102
	Gujarat Gas Ltd.	24,523	129,304

		Shares	Value»
INDIA — (Continued)
	Gujarat Industries Power Co. Ltd.	12,026	$25,815
	Gujarat Mineral Development Corp. Ltd.	32,592	116,628
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	19,393	111,637
	Gujarat Pipavav Port Ltd.	129,362	204,797
	Gujarat State Fertilizers & Chemicals Ltd.	95,605	210,195
	Gujarat State Petronet Ltd.	124,444	470,539
	Gulf Oil Lubricants India Ltd.	7,458	104,940
	Happiest Minds Technologies Ltd.	9,356	63,092
Ω	Harsha Engineers Ltd.	8,231	36,878
*	Hathway Cable & Datacom Ltd.	271,791	43,255
	Hatsun Agro Product Ltd.	15,635	168,463
	Havells India Ltd.	26,093	494,093
	HBL Engineering Ltd.	36,686	208,637
	HCL Technologies Ltd.	176,746	3,255,263
Ω	HDFC Asset Management Co. Ltd.	20,397	1,055,964
	HDFC Bank Ltd.	667,817	15,130,148
Ω	HDFC Life Insurance Co. Ltd.	47,585	419,093
*	HealthCare Global Enterprises Ltd.	16,223	108,996
	HEG Ltd.	29,428	161,670
	HeidelbergCement India Ltd.	22,296	50,331
	Heritage Foods Ltd.	20,796	96,309
	Hero MotoCorp Ltd. (HMCL IN)	36,329	1,649,685
*	Heubach Colorants India Ltd.	936	6,496
	HFCL Ltd.	232,140	216,758
	HG Infra Engineering Ltd.	10,008	127,278
	Hikal Ltd.	17,498	80,172
	Himadri Speciality Chemical Ltd.	53,825	277,487
	Himatsingka Seide Ltd.	19,970	33,060
	Hindalco Industries Ltd.	277,392	2,036,736

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Hinduja Global
	Solutions Ltd.	1,622	$9,391
	Hindustan Aeronautics Ltd.	35,145	1,860,406
*	Hindustan Construction Co. Ltd.	152,977	46,542
	Hindustan Copper Ltd.	95,356	239,916
*	Hindustan Foods Ltd.	11,616	73,369
*	Hindustan Oil Exploration Co. Ltd.	19,694	42,668
	Hindustan Petroleum Corp. Ltd.	164,584	732,300
	Hindustan Unilever Ltd.	60,947	1,687,300
	Hindware Home Innovation Ltd.	6,918	16,147
	Hitachi Energy India Ltd.	1,215	206,850
	HI-Tech Pipes Ltd.	22,958	24,608
	Hle Glascoat Ltd.	660	2,128
Ω	Home First Finance Co. India Ltd.	18,960	278,900
	Honda India Power Products Ltd.	994	24,029
	Honeywell Automation India Ltd.	111	45,218
	HPL Electric & Power Ltd.	7,395	35,336
*	Hubtown Ltd.	5,074	10,786
	Huhtamaki India Ltd.	6,976	15,771
	I G Petrochemicals Ltd.	1,965	9,463
	ICICI Bank Ltd. (IBN US), Sponsored ADR	251,477	8,439,568
	ICICI Bank Ltd. (ICICIBC IN)	339,470	5,695,447
Ω	ICICI Lombard General Insurance Co. Ltd.	11,918	264,596
Ω	ICICI Prudential Life Insurance Co. Ltd.	19,106	138,466
	ICRA Ltd.	536	35,261
*	IDFC First Bank Ltd.	1,302,806	1,002,870
*	IFB Industries Ltd.	3,379	51,686
*	IFCI Ltd.	254,447	127,542
	Igarashi Motors India Ltd.	1,653	8,833
	IIFL Capital Services Ltd.	62,672	163,682
*	IIFL Finance Ltd.	60,983	258,213
*	Imagicaaworld Entertainment Ltd.	63,014	47,294
*	India Cements Ltd.	17,689	64,493
	India Glycols Ltd.	5,232	85,968

		Shares	Value»
INDIA — (Continued)
	India Nippon Electricals Ltd.	1,312	$9,241
	India Power Corp. Ltd.	54,677	8,215
Ω	IndiaMart InterMesh Ltd.	12,969	352,027
	Indian Bank	83,532	555,334
Ω	Indian Energy Exchange Ltd.	179,509	405,342
	Indian Hotels Co. Ltd.	54,057	502,530
	Indian Hume Pipe Co. Ltd.	2,210	9,955
	Indian Metals & Ferro Alloys Ltd.	9,165	64,048
	Indian Oil Corp. Ltd.	328,998	534,016
	Indian Railway Catering & Tourism Corp. Ltd.	51,412	455,733
Ω	Indian Railway Finance Corp. Ltd.	113,568	166,490
	Indigo Paints Ltd.	8,606	99,311
	Indo Count Industries Ltd.	38,164	136,135
*	Indo Tech Transformers Ltd.	749	20,156
	Indoco Remedies Ltd.	5,241	14,290
*Ω	IndoStar Capital Finance Ltd.	3,121	11,042
	Indraprastha Gas Ltd.	151,720	343,895
	Indraprastha Medical Corp. Ltd.	17,275	81,062
*	Indus Towers Ltd.	425,532	2,042,154
	IndusInd Bank Ltd.	40,653	401,149
	Infibeam Avenues Ltd.	303,903	61,430
	Info Edge India Ltd.	8,422	703,747
	Infosys Ltd. (INFO IN)	495,655	8,711,923
	Infosys Ltd. (INFY US), Sponsored ADR	90,873	1,599,365
	Ingersoll Rand India Ltd.	2,739	121,217
*	Inox Wind Energy Ltd.	561	64,763
*	Inox Wind Ltd.	66,984	133,046
	Insecticides India Ltd.	517	4,215
	Intellect Design Arena Ltd.	32,519	302,160
*Ω	InterGlobe Aviation Ltd.	30,128	1,871,772
	IOL Chemicals & Pharmaceuticals Ltd.	51,595	39,153
	ION Exchange India Ltd.	28,104	166,237
	Ipca Laboratories Ltd.	12,362	202,616
	IRB Infrastructure Developers Ltd.	440,579	237,022

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	IRCON International Ltd.	120,116	$215,899
	ISGEC Heavy
	Engineering Ltd.	9,553	126,799
*	ITC Hotels Ltd.	55,885	128,501
	ITC Ltd.	558,855	2,808,547
	ITD Cementation India Ltd.	24,738	141,592
	J Kumar Infraprojects Ltd.	20,231	157,946
	Jagran Prakashan Ltd.	13,332	11,423
*	Jai Balaji Industries Ltd.	45,395	62,928
	Jai Corp. Ltd.	16,269	17,091
*	Jain Irrigation Systems Ltd.	49,192	30,705
*	Jaiprakash Power Ventures Ltd.	884,254	152,059
	Jammu & Kashmir Bank Ltd.	124,246	139,220
	Jamna Auto Industries Ltd.	84,697	80,202
	Jash Engineering Ltd.	7,090	47,077
	JB Chemicals & Pharmaceuticals Ltd.	25,859	493,358
	JBM Auto Ltd.	15,444	118,078
	Jindal Drilling & Industries Ltd.	4,028	30,815
	Jindal Poly Films Ltd.	3,978	29,749
	Jindal Saw Ltd.	168,588	494,051
	Jindal Stainless Ltd.	101,074	694,214
	Jindal Steel & Power Ltd.	79,490	841,564
	Jindal Worldwide Ltd.	32,640	25,620
*	Jio Financial Services Ltd.	310,579	954,291
*	JITF Infralogistics Ltd.	5,343	25,694
	JK Cement Ltd.	10,442	630,740
	JK Lakshmi Cement Ltd.	25,136	228,523
	JK Paper Ltd.	41,224	152,947
	JK Tyre & Industries Ltd.	65,033	238,403
	JM Financial Ltd.	177,799	211,286
	JSW Energy Ltd.	37,649	213,192
	JSW Steel Ltd.	98,525	1,198,205
	JTEKT India Ltd.	15,736	26,428
	Jubilant Foodworks Ltd.	74,435	628,179
	Jubilant Ingrevia Ltd.	24,683	189,072
	Jubilant Pharmova Ltd.	22,508	235,485
	Jupiter Wagons Ltd.	17,655	73,302

		Shares	Value»
INDIA — (Continued)
*	Just Dial Ltd.	8,957	$98,322
	Jyothy Labs Ltd.	44,926	197,727
*	Jyoti Structures Ltd.	257,177	55,380
	Kabra Extrusiontechnik Ltd.	4,585	14,580
	Kajaria Ceramics Ltd.	26,729	253,279
	Kalpataru Projects International Ltd.	42,366	484,435
	Kalyan Jewellers India Ltd.	62,861	382,109
	Kalyani Steels Ltd.	7,935	65,284
	Kansai Nerolac Paints Ltd.	35,588	107,924
	Karnataka Bank Ltd.	90,252	209,401
	Karur Vysya Bank Ltd.	190,742	491,592
	Kaveri Seed Co. Ltd.	8,556	144,683
*	Kaynes Technology India Ltd.	1,125	76,416
	KCP Ltd.	26,632	62,643
	KDDL Ltd.	1,815	55,570
	KEC International Ltd.	36,087	298,584
	KEI Industries Ltd.	20,714	746,714
*	Kellton Tech Solutions Ltd.	29,460	37,171
	Kennametal India Ltd.	1,194	29,184
*	Kesoram Industries Ltd.	41,342	1,902
*	Kewal Kiran Clothing Ltd.	3,126	16,511
*	Keystone Realtors Ltd.	3,370	20,671
	Kfin Technologies Ltd.	6,336	89,038
*	Kiri Industries Ltd.	11,151	77,461
	Kirloskar Brothers Ltd.	7,218	146,025
*	Kirloskar Electric Co. Ltd.	4,854	7,266
	Kirloskar Ferrous Industries Ltd.	15,358	83,557
	Kirloskar Industries Ltd.	432	15,270
	Kirloskar Oil Engines Ltd.	39,920	351,909
	Kirloskar Pneumatic Co. Ltd.	9,309	123,845
	Kitex Garments Ltd.	30,636	87,524
	KNR Constructions Ltd.	79,463	204,720
	Kolte-Patil Developers Ltd.	10,089	40,300
	Kopran Ltd.	10,292	23,600
	Kotak Mahindra Bank Ltd.	64,570	1,682,927
	Kovai Medical Center & Hospital Ltd.	1,289	85,082

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	KPI Green Energy Ltd.	20,307	$91,435
	KPIT Technologies Ltd.	28,163	415,238
	KPR Mill Ltd.	32,213	381,088
	KRBL Ltd.	22,721	83,800
*Ω	Krishna Institute of Medical Sciences Ltd.	68,294	528,668
	Krsnaa Diagnostics Ltd.	8,548	74,048
	KSB Ltd.	17,468	150,092
	Ksolves India Ltd.	1,950	9,925
	L&T Finance Ltd.	144,191	280,200
Ω	L&T Technology Services Ltd.	5,995	302,122
	LA Opala RG Ltd.	18,389	49,640
	Larsen & Toubro Ltd.	61,002	2,406,668
*	Latent View Analytics Ltd.	8,915	41,119
Ω	Laurus Labs Ltd.	80,318	572,509
	Laxmi Organic Industries Ltd.	31,695	65,296
*Ω	Lemon Tree Hotels Ltd.	140,764	226,250
	LG Balakrishnan & Bros Ltd.	12,125	170,084
	LIC Housing Finance Ltd.	139,526	990,818
	Lincoln Pharmaceuticals Ltd.	1,750	11,712
	Linde India Ltd.	2,080	155,797
	Lloyds Engineering Works Ltd.	149,803	96,465
	Lloyds Metals & Energy Ltd.	21,992	314,739
	LMW Ltd.	686	131,485
	LT Foods Ltd.	56,464	230,814
Ω	LTIMindtree Ltd.	9,261	500,958
	Lumax Auto Technologies Ltd.	14,166	87,094
	Lumax Industries Ltd.	867	24,146
	Lupin Ltd.	39,190	972,820
	LUX Industries Ltd.	2,047	33,181
Ω	Macrotech Developers Ltd.	15,214	238,549
	Mahanagar Gas Ltd.	12,746	201,983
	Maharashtra Scooters Ltd.	1,176	158,963
	Maharashtra Seamless Ltd.	12,815	99,022
	Mahindra & Mahindra Financial Services Ltd.	97,671	302,316

		Shares	Value»
INDIA — (Continued)
	Mahindra & Mahindra Ltd.	156,147	$5,392,876
*	Mahindra Holidays & Resorts India Ltd.	25,080	91,682
	Mahindra Lifespace Developers Ltd.	24,291	98,439
Ω	Mahindra Logistics Ltd.	13,578	48,687
	Maithan Alloys Ltd.	4,311	47,267
*	Man Industries India Ltd.	10,285	33,272
	Man Infraconstruction Ltd.	33,991	61,392
	Manali Petrochemicals Ltd.	23,060	14,687
	Manappuram Finance Ltd.	295,914	806,364
	Mangalam Cement Ltd.	4,272	38,780
	Mangalore Refinery & Petrochemicals Ltd.	44,923	71,217
*	Mankind Pharma Ltd.	5,624	163,390
	Manorama Industries Ltd.	870	13,078
	Marico Ltd.	105,604	886,040
	Marksans Pharma Ltd.	85,376	220,303
	Maruti Suzuki India Ltd.	11,735	1,695,618
Ω	MAS Financial Services Ltd.	29,522	93,161
	Mastek Ltd.	6,052	150,256
Ω	Matrimony.com Ltd.	4,362	25,867
*	Max Estates Ltd.	2,275	11,002
*	Max Financial Services Ltd.	23,842	366,433
	Max Healthcare Institute Ltd.	43,918	569,492
*	Max India Ltd.	5,632	12,645
	Mayur Uniquoters Ltd.	8,463	46,095
	Mazagon Dock Shipbuilders Ltd.	6,066	219,022
Ω	Medi Assist Healthcare Services Ltd.	15,308	81,305
*	Medplus Health Services Ltd.	17,800	165,858
*	Meghmani Organics Ltd.	54,364	43,708
	Metro Brands Ltd.	1,701	21,684
*Ω	Metropolis Healthcare Ltd.	9,645	194,240
	Minda Corp. Ltd.	29,434	169,634
Ω	Mishra Dhatu Nigam Ltd.	12,432	45,078
	MM Forgings Ltd.	9,402	37,849

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	MOIL Ltd.	30,538	$113,972
	Monte Carlo Fashions Ltd.	2,815	19,021
*	Morepen Laboratories Ltd.	173,567	123,102
	Motherson Sumi Wiring India Ltd.	577,205	380,126
	Motilal Oswal Financial Services Ltd.	47,784	368,630
	Mphasis Ltd.	23,394	679,585
	MPS Ltd.	1,629	43,581
	MRF Ltd.	717	1,138,447
	Mrs Bectors Food Specialities Ltd.	9,947	174,442
	MSTC Ltd.	8,488	51,373
	Muthoot Finance Ltd.	32,576	835,381
*	Nalwa Sons Investments Ltd.	521	42,590
	Narayana Hrudayalaya Ltd.	25,049	516,528
	Natco Pharma Ltd.	47,454	477,256
	National Aluminium Co. Ltd.	369,348	682,676
	National Fertilizers Ltd.	50,499	50,207
	Nava Ltd.	36,228	195,040
	Navin Fluorine International Ltd.	1,374	73,386
*Ω	Navkar Corp. Ltd.	16,746	19,857
	Navneet Education Ltd.	25,486	42,954
*	Nazara Technologies Ltd.	11,476	136,405
	NBCC India Ltd.	216,531	242,874
	NCC Ltd.	202,048	505,193
	NCL Industries Ltd.	9,419	23,423
	NELCO Ltd.	3,512	34,146
	Neogen Chemicals Ltd.	940	17,061
	NESCO Ltd.	8,548	95,128
	Nestle India Ltd.	29,183	822,011
	Netweb Technologies India Ltd.	2,160	35,954
*	Network18 Media & Investments Ltd.	44,858	23,280
	Neuland Laboratories Ltd.	2,565	362,898
	Newgen Software Technologies Ltd.	14,208	165,814
	NHPC Ltd.	481,417	485,997
	NIIT Learning Systems Ltd.	17,790	78,411
	NIIT Ltd.	26,856	40,984
	Nilkamal Ltd.	985	18,685

		Shares	Value»
INDIA — (Continued)
Ω	Nippon Life India Asset Management Ltd.	50,583	$378,595
	Nitin Spinners Ltd.	11,677	48,446
	NLC India Ltd.	54,656	147,029
	NMDC Ltd.	1,035,909	792,874
*	NMDC Steel Ltd.	42,663	17,753
	NOCIL Ltd.	36,405	75,569
	Novartis India Ltd.	1,627	14,768
	NRB Bearings Ltd.	15,566	39,990
	NTPC Ltd.	331,808	1,386,775
	Nucleus Software Exports Ltd.	3,278	33,631
	Nuvama Wealth Management Ltd.	1,267	91,954
*	Nuvoco Vistas Corp. Ltd.	28,817	108,802
	Oberoi Realty Ltd.	23,369	452,549
*	Odigma Consultancy Solutions Ltd.	3,414	1,471
	Oil & Natural Gas Corp. Ltd.	239,495	690,078
	Oil India Ltd.	83,878	406,283
	One 97 Communications Ltd.	33,329	337,553
*	Onesource Specialty Pharma Ltd.	11,204	214,335
*	Optiemus Infracom Ltd.	4,174	25,586
	Oracle Financial Services Software Ltd.	5,795	596,690
*	Orchid Pharma Ltd.	4,647	44,188
	Orient Cement Ltd.	37,931	156,454
	Orient Electric Ltd.	40,156	110,326
*	Orient Green Power Co. Ltd.	328,177	47,697
	Orient Paper & Industries Ltd.	20,996	5,896
	Oriental Hotels Ltd.	18,748	31,490
	Page Industries Ltd.	1,292	691,288
	Paisalo Digital Ltd.	207,585	79,036
*	Pakka Ltd.	1,910	3,863
*	Panacea Biotec Ltd.	3,283	21,327
	Panama Petrochem Ltd.	9,000	38,972
Ω	Parag Milk Foods Ltd., Class F	19,863	42,286
*	Paramount Communications Ltd.	56,849	32,660
	Patanjali Foods Ltd.	7,673	172,458
*	Patel Engineering Ltd.	178,554	90,419
*	PB Fintech Ltd.	13,321	256,175

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	PC Jeweller Ltd.	908,230	$131,451
	PCBL Chemical Ltd.	56,134	237,555
	PDS Ltd.	13,008	57,566
	Pearl Global Industries Ltd.	5,093	58,145
*	Pennar Industries Ltd.	37,772	81,892
	Persistent Systems Ltd.	22,412	1,401,879
	Petronet LNG Ltd.	254,219	942,463
	Pfizer Ltd.	337	17,136
	PG Electroplast Ltd.	34,484	346,103
	Phoenix Mills Ltd.	21,055	408,882
	PI Industries Ltd.	14,834	636,499
	Pidilite Industries Ltd.	21,117	758,181
	Piramal Enterprises Ltd.	41,686	475,156
	Piramal Pharma Ltd.	168,063	419,919
	Pitti Engineering Ltd.	6,318	70,925
	PIX Transmissions Ltd.	1,966	33,707
	PNB Gilts Ltd.	16,510	19,127
*Ω	PNB Housing Finance Ltd.	57,675	691,582
	PNC Infratech Ltd.	65,236	204,655
	Pokarna Ltd.	5,459	58,302
	Poly Medicure Ltd.	8,995	274,597
	Polycab India Ltd.	9,845	639,758
	Polyplex Corp. Ltd.	10,619	153,217
*	Poonawalla Fincorp Ltd.	65,321	290,534
	Power Finance Corp. Ltd.	368,379	1,776,082
	Power Grid Corp. of India Ltd.	315,983	1,139,233
	Power Mech Projects Ltd.	6,923	216,213
	Praj Industries Ltd.	35,452	193,852
	Prakash Industries Ltd.	43,935	89,295
	Prakash Pipes Ltd.	5,045	24,568
Ω	Prataap Snacks Ltd.	4,383	62,805
	Precision Wires India Ltd.	28,086	44,277
	Premier Explosives Ltd. (PRE IN)	7,450	36,608
	Prestige Estates Projects Ltd.	21,095	341,000
*	Pricol Ltd.	29,873	154,900
	Prince Pipes & Fittings Ltd.	19,848	59,250
*	Prism Johnson Ltd.	41,156	60,047
	Privi Speciality Chemicals Ltd.	2,907	68,256

		Shares	Value»
INDIA — (Continued)
	Procter & Gamble Health Ltd.	2,345	$140,362
	Procter & Gamble Hygiene & Health Care Ltd.	1,276	215,420
*	PSP Projects Ltd.	9,255	69,465
*	PTC India Financial Services Ltd.	74,121	27,971
	PTC India Ltd.	96,017	200,570
	Punjab National Bank	290,053	342,855
*	Puravankara Ltd.	14,041	38,354
*	PVR Inox Ltd.	25,783	285,850
Ω	Quess Corp. Ltd.	25,700	99,877
	R Systems International Ltd.	16,373	60,684
	Radico Khaitan Ltd.	10,971	316,711
	Rail Vikas Nigam Ltd.	47,047	194,167
	Railtel Corp. of India Ltd.	8,574	30,099
	Rain Industries Ltd.	80,052	133,200
*	Rajesh Exports Ltd.	11,241	24,035
	Rajratan Global Wire Ltd.	2,448	12,014
	Rallis India Ltd.	30,135	84,456
	Ram Ratna Wires Ltd.	2,398	14,535
*	Rama Steel Tubes Ltd.	346,512	40,243
	Ramco Cements Ltd.	46,113	514,038
	Ramco Industries Ltd.	11,599	31,518
*	Ramco Systems Ltd.	5,468	24,171
	Ramkrishna Forgings Ltd.	31,319	220,296
*	Ramky Infrastructure Ltd.	8,559	47,235
	Rane Holdings Ltd.	2,143	32,492
	Rashtriya Chemicals & Fertilizers Ltd.	50,898	82,004
*	Rategain Travel Technologies Ltd.	15,004	76,700
	Ratnamani Metals & Tubes Ltd.	8,851	283,370
*	RattanIndia Power Ltd.	1,336,381	157,177
*	Raymond Lifestyle Ltd.	8,755	99,521
	Raymond Ltd.	10,944	196,863
Ω	RBL Bank Ltd.	140,110	330,010
	REC Ltd.	316,211	1,569,574
	Redington Ltd.	272,773	790,440
	Redtape Ltd.	44,380	69,201
*	Refex Industries Ltd.	16,206	77,858
	Reliance Industrial Infrastructure Ltd.	2,313	23,228

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Reliance Industries Ltd. (RIGD LI), GDR	29,313	$1,910,213
	Reliance Industries Ltd. (RIL IN)	167,699	2,764,710
Ω	Reliance Industries Ltd. (RLNIY US), GDR	44,787	2,924,591
*	Reliance Infrastructure Ltd.	56,222	168,806
*	Reliance Power Ltd.	1,148,662	542,457
*	Religare Enterprises Ltd.	41,077	102,394
	Repco Home Finance Ltd.	15,907	75,257
	Responsive Industries Ltd.	9,620	20,297
*	Restaurant Brands Asia Ltd.	13,887	13,382
	Rhi Magnesita India Ltd.	2,389	12,428
	Rico Auto Industries Ltd.	45,453	34,232
	RITES Ltd.	46,766	124,533
	Rossari Biotech Ltd.	6,757	52,366
	Route Mobile Ltd.	10,182	114,675
	RPG Life Sciences Ltd.	2,149	53,237
*	RPSG Ventures Ltd.	4,168	40,046
	Safari Industries India Ltd.	7,522	177,948
	Sagar Cements Ltd.	13,964	34,816
	Saksoft Ltd.	9,541	17,273
*Ω	Salasar Techno Engineering Ltd.	308,495	31,464
	Sammaan Capital Ltd.	120,605	172,600
	Samvardhana Motherson International Ltd.	732,553	1,153,119
	Sandhar Technologies Ltd.	11,047	48,235
	Sandur Manganese & Iron Ores Ltd.	7,041	38,013
	Sangam India Ltd.	2,725	12,569
*	Sanghi Industries Ltd.	9,371	6,723
	Sanghvi Movers Ltd.	16,026	50,175
	Sanofi Consumer Healthcare India Ltd.	2,286	133,319
	Sanofi India Ltd.	1,986	139,584
Ω	Sansera Engineering Ltd.	16,713	212,543
*	Sapphire Foods India Ltd.	82,855	310,480

		Shares	Value»
INDIA — (Continued)
	Sarda Energy & Minerals Ltd.	27,518	$147,679
	Saregama India Ltd.	17,350	107,338
	Sasken Technologies Ltd.	1,618	29,062
*	Satin Creditcare Network Ltd.	30,050	58,449
	Savita Oil Technologies Ltd.	9,160	40,166
*	SBFC Finance Ltd.	144,588	173,394
	SBI Cards & Payment Services Ltd.	76,057	782,864
Ω	SBI Life Insurance Co. Ltd.	66,446	1,386,116
	Schaeffler India Ltd.	9,181	375,859
*	Schneider Electric Infrastructure Ltd.	18,801	128,590
*	SEAMEC Ltd.	1,670	19,271
*	Selan Exploration Technology Ltd.	3,303	20,654
	Senco Gold Ltd.	13,184	53,822
*	SEPC Ltd.	285,678	47,474
*	Sequent Scientific Ltd.	34,183	58,026
	Seshasayee Paper & Boards Ltd.	12,371	39,577
Ω	SH Kelkar & Co. Ltd.	19,760	46,455
	Shaily Engineering Plastics Ltd.	5,713	102,752
	Shakti Pumps India Ltd.	11,880	118,318
	Shalby Ltd.	7,260	16,100
	Shankara Building Products Ltd.	6,361	45,560
	Shanthi Gears Ltd.	4,410	24,873
	Sharda Cropchem Ltd.	10,774	69,678
	Sharda Motor Industries Ltd.	4,954	100,080
	Share India Securities Ltd.	30,675	53,691
*	Sheela Foam Ltd.	6,480	49,150
*	Shilpa Medicare Ltd.	14,302	109,049
	Shipping Corp. of India Land & Assets Ltd.	31,983	18,022
	Shipping Corp. of India Ltd.	71,030	148,842
	Shivalik Bimetal Controls Ltd.	8,643	44,600
*	Shoppers Stop Ltd.	7,687	46,429
	Shree Cement Ltd.	1,229	432,506
*	Shree Renuka Sugars Ltd.	84,449	28,734
	Shriram Finance Ltd.	288,580	2,082,025
	Shriram Pistons & Rings Ltd.	7,350	156,738

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Shriram Properties Ltd.	26,303	$23,669
	Shyam Metalics & Energy Ltd.	20,810	210,839
	Siemens Energy India Ltd.	2,953	86,620
	Siemens Ltd.	2,953	100,524
*	SIS Ltd.	8,675	34,660
	Siyaram Silk Mills Ltd.	7,622	59,596
	SJS Enterprises Ltd.	9,085	99,846
	SJVN Ltd.	108,525	120,385
	SKF India Ltd.	8,294	380,778
	Skipper Ltd.	12,026	64,737
	Snowman Logistics Ltd.	58,611	35,923
	Sobha Ltd.	13,194	206,922
	Solar Industries India Ltd.	4,750	738,581
*	Solara Active Pharma Sciences Ltd.	7,723	45,150
	Somany Ceramics Ltd.	5,293	26,393
Ω	Sona Blw Precision Forgings Ltd.	44,182	251,014
	Sonata Software Ltd.	30,932	152,802
	South Indian Bank Ltd.	716,692	217,852
*	SP Apparels Ltd.	2,860	24,679
*	Spandana Sphoorty Financial Ltd.	5,962	19,360
	SRF Ltd.	26,793	952,017
*	Star Cement Ltd.	50,861	132,053
	State Bank of India (SBID LI), GDR	2,592	242,020
	State Bank of India (SBIN IN)	91,425	852,736
	State Bank of India (SBKFF US), GDR	14,169	1,320,551
	Steel Authority of India Ltd.	180,319	241,657
	Steelcast Ltd.	711	7,320
*	Sterlite Technologies Ltd.	84,822	61,880
	STL Networks Ltd.	84,822	25,964
	Stove Kraft Ltd.	5,323	38,080
	Strides Pharma Science Ltd.	22,409	170,507
*	Stylam Industries Ltd.	3,206	59,655
	Styrenix Performance Materials Ltd.	3,151	102,054
*	Subex Ltd.	243,613	34,716
	Subros Ltd.	7,597	53,982
	Sudarshan Chemical Industries Ltd.	12,869	154,908

		Shares	Value»
INDIA — (Continued)
	Sumitomo Chemical India Ltd.	31,476	$188,731
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	58,729	1,266,295
	Sun TV Network Ltd.	44,956	329,454
	Sundaram Finance Ltd.	13,605	842,923
	Sundaram-Clayton Ltd.	981	22,989
	Sundram Fasteners Ltd.	34,060	368,981
	Sundrop Brands Ltd.	2,049	18,684
*	Sunflag Iron & Steel Co. Ltd.	16,141	44,517
	Sunteck Realty Ltd.	22,784	108,091
	Suprajit Engineering Ltd.	25,072	113,904
	Supreme Industries Ltd.	13,313	557,004
	Supreme Petrochem Ltd.	20,730	160,116
	Supriya Lifescience Ltd.	9,043	69,123
*	Suratwwala Business Group Ltd.	12,346	6,408
	Surya Roshni Ltd.	36,702	111,155
*	Suryoday Small Finance Bank Ltd.	29,505	44,522
*	Suven Pharmaceuticals Ltd.	16,629	223,553
	Suyog Telematics Ltd.	1,551	16,716
*	Suzlon Energy Ltd.	1,520,073	1,006,395
	Swaraj Engines Ltd.	1,571	75,808
	Symphony Ltd.	4,203	57,221
*	Syncom Formulations India Ltd.	93,510	18,062
Ω	Syngene International Ltd.	41,967	312,482
	TAJGVK Hotels & Resorts Ltd.	4,894	23,593
	Talbros Automotive Components Ltd.	9,032	26,693
	Tamil Nadu Newsprint & Papers Ltd.	23,351	36,452
	Tamilnad Mercantile Bank Ltd.	15,374	79,727
	Tanla Platforms Ltd.	13,869	78,242
*	TARC Ltd.	39,625	72,446
	Tata Chemicals Ltd.	52,289	516,273
	Tata Communications Ltd.	24,531	459,678

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tata Consultancy Services Ltd.	100,112	$4,060,646
	Tata Consumer Products Ltd.	55,449	761,303
	Tata Elxsi Ltd.	5,322	361,072
	Tata Motors Ltd.	453,383	3,451,071
	Tata Power Co. Ltd.	164,005	743,397
	Tata Steel Ltd.	1,459,133	2,419,681
	TCI Express Ltd.	3,436	27,669
	TCPL Packaging Ltd.	330	14,145
	TD Power Systems Ltd.	36,390	184,335
*	TeamLease Services Ltd.	2,730	60,726
	Tech Mahindra Ltd.	54,845	972,258
	Techno Electric & Engineering Co. Ltd.	15,269	191,593
*	Technocraft Industries India Ltd.	2,009	56,208
	Tega Industries Ltd.	6,156	97,955
	Texmaco Infrastructure & Holdings Ltd.	9,920	11,253
	Texmaco Rail & Engineering Ltd.	73,895	117,957
	Thanga Mayil Jewellery Ltd.	3,982	98,913
	Thejo Engineering Ltd.	489	10,319
	Themis Medicare Ltd.	10,120	15,363
	Thermax Ltd.	3,798	147,393
	Thirumalai Chemicals Ltd.	24,161	70,665
	Thomas Cook India Ltd.	69,991	111,181
Ω	Thyrocare Technologies Ltd.	5,647	58,503
	Tilaknagar Industries Ltd.	31,728	106,803
	Time Technoplast Ltd.	48,216	191,421
	Timken India Ltd.	12,833	372,278
	Tips Music Ltd.	18,206	135,788
	Titagarh Rail System Ltd.	20,404	179,882
	Titan Co. Ltd.	39,294	1,559,004
	Torrent Pharmaceuticals Ltd.	16,725	658,599
	Torrent Power Ltd.	27,539	498,911
	Tourism Finance Corp. of India Ltd.	27,303	64,031
	Transformers & Rectifiers India Ltd.	19,366	113,029
	TransIndia Real Estate Ltd.	17,001	6,767

		Shares	Value»
INDIA — (Continued)
	Transport Corp. of India Ltd.	9,519	$116,963
	Trent Ltd.	24,030	1,458,166
	Trident Ltd.	498,134	157,558
	Triveni Engineering & Industries Ltd.	34,650	167,584
	Triveni Turbine Ltd.	49,629	301,977
	TTK Prestige Ltd.	11,883	85,332
	Tube Investments of India Ltd.	19,140	653,232
	TVS Holdings Ltd.	1,708	183,735
	TVS Motor Co. Ltd.	37,752	1,185,478
	TVS Srichakra Ltd.	949	32,023
	Uflex Ltd.	11,450	74,948
*	Ugro Capital Ltd.	21,832	45,043
Ω	Ujjivan Small Finance Bank Ltd.	281,875	141,725
	UltraTech Cement Ltd.	11,545	1,590,115
*	Unichem Laboratories Ltd.	8,574	61,018
	Union Bank of India Ltd.	384,933	571,142
	United Breweries Ltd.	5,542	140,751
	United Spirits Ltd.	30,309	557,353
	Universal Cables Ltd.	1,047	5,462
	UNO Minda Ltd.	39,314	412,254
*	UPL Ltd.	84,334	645,058
	Usha Martin Ltd.	73,660	252,921
	UTI Asset Management Co. Ltd.	23,452	281,356
*	V2 Retail Ltd.	4,800	96,173
*	VA Tech Wabag Ltd.	19,194	293,185
	Vadilal Industries Ltd.	1,081	80,942
	Vaibhav Global Ltd.	27,281	70,209
*	Valor Estate Ltd.	47,564	98,127
	Vardhman Special Steels Ltd.	5,501	15,620
	Vardhman Textiles Ltd.	48,444	258,687
*Ω	Varroc Engineering Ltd.	18,385	93,913
	Varun Beverages Ltd.	137,563	844,989
*	Vascon Engineers Ltd.	8,819	4,126
	Vedant Fashions Ltd.	11,868	108,761
	Vedanta Ltd.	365,040	1,803,968
	Veedol Corporation Ltd.	3,208	55,715
	Venky’s India Ltd.	1,668	33,253
Ω	Venus Pipes & Tubes Ltd.	3,661	52,420
*	Veranda Learning Solutions Ltd.	1,852	4,534
	Vesuvius India Ltd.	2,924	160,746

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	V-Guard Industries Ltd.	59,427	$253,367
	Vijaya Diagnostic Centre Ltd.	7,935	94,218
*	Vikas Lifecare Ltd.	183,431	5,517
	Vimta Labs Ltd.	2,204	26,227
	Vinati Organics Ltd.	7,117	136,207
	Vindhya Telelinks Ltd.	2,233	35,175
	Vintage Coffee & Beverages Ltd.	18,364	21,074
	Vishnu Chemicals Ltd.	9,726	48,834
*	VL E-Governance & IT Solutions Ltd.	26,050	14,807
*	Vodafone Idea Ltd.	1,147,878	96,682
	Voltamp Transformers Ltd.	2,467	213,163
	Voltas Ltd.	19,581	286,136
	VRL Logistics Ltd.	13,998	75,316
	VST Industries Ltd.	18,503	63,467
	VST Tillers Tractors Ltd.	863	36,084
*	Walchandnagar Industries Ltd.	11,934	25,590
*	Websol Energy System Ltd.	6,705	103,927
	Welspun Corp. Ltd.	36,054	326,331
	Welspun Enterprises Ltd.	16,502	92,445
	Welspun Living Ltd.	80,600	120,304
	Wendt India Ltd.	93	10,792
	West Coast Paper Mills Ltd.	14,697	77,595
*	Westlife Foodworld Ltd.	17,558	137,234
	Wheels India Ltd.	702	5,602
	Whirlpool of India Ltd.	13,351	197,512
	Windlas Biotech Ltd.	4,235	48,259
	Wipro Ltd.	227,530	647,963
*	Wockhardt Ltd.	19,457	299,082
	Wonderla Holidays Ltd.	8,064	64,319
	Yasho Industries Ltd.	953	18,922
*	Yes Bank Ltd.	2,712,095	568,921
	Yuken India Ltd.	808	7,816
	Zee Entertainment Enterprises Ltd.	109,541	137,084
*	Zee Media Corp. Ltd.	148,263	24,671
	Zen Technologies Ltd.	16,051	267,482
	Zensar Technologies Ltd.	46,111	393,768
	ZF Commercial Vehicle Control Systems India Ltd.	573	84,859

		Shares	Value»
INDIA — (Continued)
	Zydus Lifesciences Ltd.	53,183	$558,127
	Zydus Wellness Ltd.	6,843	142,493

TOTAL INDIA			318,472,089

INDONESIA — (2.3%)
	ABM Investama Tbk. PT	243,700	48,770
*	Adaro Minerals Indonesia Tbk. PT	3,404,600	184,740
	AKR Corporindo Tbk. PT	2,634,900	199,980
*	Alam Sutera Realty Tbk. PT	4,460,900	34,420
	Alamtri Resources Indonesia Tbk. PT	2,054,100	235,297
*	Amman Mineral Internasional PT	539,900	231,849
	Aneka Tambang Tbk. PT	4,055,000	530,010
	Arwana Citramulia Tbk. PT	1,282,000	45,342
	Aspirasi Hidup Indonesia Tbk. PT	3,574,200	115,074
	Astra Agro Lestari Tbk. PT	202,100	72,407
	Astra International Tbk. PT	3,748,600	1,083,443
	Astra Otoparts Tbk. PT	250,300	32,874
	Avia Avian Tbk. PT	5,007,700	125,702
	Bank Amar Indonesia Tbk. PT	830,585	8,410
	Bank BTPN Syariah Tbk. PT	1,087,400	77,635
*	Bank Bukopin Tbk. PT	6,045,077	22,184
	Bank Central Asia Tbk. PT	5,141,200	2,733,526
*	Bank Jago Tbk. PT	589,400	65,685
	Bank Mandiri Persero Tbk. PT	8,936,600	2,639,044
*	Bank Mayapada International Tbk. PT	1,834,728	21,749
	Bank Maybank Indonesia Tbk. PT	1,456,300	18,051
*	Bank Nationalnobu Tbk. PT	744,700	28,509
	Bank Negara Indonesia Persero Tbk. PT	1,909,300	481,142
*	Bank Neo Commerce Tbk. PT	3,831,200	60,042

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bank OCBC Nisp Tbk. PT	1,685,100	$132,450
*	Bank Pan Indonesia Tbk. PT	979,400	94,906
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,053,790	54,937
*	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,427,000	44,688
	Bank Rakyat Indonesia Persero Tbk. PT	8,438,700	1,954,485
	Bank Syariah Indonesia Tbk. PT	1,568,249	269,727
	Bank Tabungan Negara Persero Tbk. PT	3,128,612	198,879
	Barito Pacific Tbk. PT	1,967,363	88,255
	Barito Renewables Energy Tbk. PT	1,347,200	488,149
	BFI Finance Indonesia Tbk. PT	3,312,100	175,012
	BISI International Tbk. PT	429,800	26,164
	Blue Bird Tbk. PT	206,500	21,549
*	Buana Lintas Lautan Tbk. PT	8,145,300	57,416
*	Bukalapak.com Tbk. PT	18,652,900	163,186
	Bukit Asam Tbk. PT	2,260,900	375,984
	Buma Internasional Grup Tbk. PT	1,889,200	45,791
*	Bumi Resources Minerals Tbk. PT	6,757,200	155,796
*	Bumi Resources Tbk. PT	25,335,900	163,116
*	Bumi Serpong Damai Tbk. PT	2,423,900	126,298
*	Capital Financial Indonesia Tbk. PT	800,300	38,610
*	Cemindo Gemilang PT.	449,000	23,528
	Chandra Asri Pacific Tbk. PT	158,000	75,059
	Charoen Pokphand Indonesia Tbk. PT	1,160,900	331,035
Ω	Cikarang Listrindo Tbk. PT	536,600	22,948
	Ciputra Development Tbk. PT	4,074,200	225,848
	Cisarua Mountain Dairy Tbk. PT	428,100	118,087

		Shares	Value»
INDONESIA — (Continued)
*	Citra Marga Nusaphala Persada Tbk. PT	47,700	$4,017
	Dayamitra Telekomunikasi PT	3,940,100	147,062
	Dharma Satya Nusantara Tbk. PT	1,466,100	67,592
*	Dian Swastatika Sentosa Tbk. PT	225,300	617,556
	Elang Mahkota Teknologi Tbk. PT	4,391,800	141,867
	Elnusa Tbk. PT	1,553,500	43,247
*	Energi Mega Persada Tbk. PT	7,812,600	90,884
	Erajaya Swasembada Tbk. PT	3,903,400	109,405
	ESSA Industries Indonesia Tbk. PT	3,379,800	123,187
	Gajah Tunggal Tbk. PT	597,000	39,582
	Garudafood Putra Putri Jaya Tbk. PT	2,126,100	49,445
	Golden Energy Mines Tbk. PT	130,300	72,629
*	Gudang Garam Tbk. PT	194,300	117,278
	Hexindo Adiperkasa Tbk. PT	58,700	16,643
	Hillcon Tbk. PT	1,183,900	22,683
	Impack Pratama Industri Tbk. PT	2,577,700	52,157
	Indah Kiat Pulp & Paper Tbk. PT	849,200	263,666
	Indika Energy Tbk. PT	759,200	66,136
	Indo Tambangraya Megah Tbk. PT	201,700	267,377
	Indocement Tunggal Prakarsa Tbk. PT	398,800	128,553
	Indofood CBP Sukses Makmur Tbk. PT	251,200	171,672
	Indofood Sukses Makmur Tbk. PT	1,084,300	523,036
	Indomobil Sukses Internasional Tbk. PT	326,900	17,057
	Indosat Tbk. PT	1,031,500	108,579
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,986,400	107,061
*	Jakarta International Hotels & Development Tbk. PT	217,900	10,390

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Japfa Comfeed Indonesia Tbk. PT	3,121,900	$342,517
	Jasa Marga Persero Tbk. PT	573,800	148,036
	Kalbe Farma Tbk. PT	2,080,500	171,485
*	Kawasan Industri Jababeka Tbk. PT	7,745,900	80,760
*	Lippo Karawaci Tbk. PT	15,773,400	87,521
	Map Aktif Adiperkasa PT	3,922,900	153,491
	Matahari Department Store Tbk. PT	220,800	23,377
	Mayora Indah Tbk. PT	1,381,700	189,725
	MD Entertainment Tbk. PT	329,900	50,212
	Medco Energi Internasional Tbk. PT	3,600,400	227,775
*	Media Nusantara Citra Tbk. PT	2,605,300	41,180
	Medikaloka Hermina Tbk. PT	2,291,100	156,128
*	Merdeka Battery Materials Tbk. PT	8,036,600	150,452
*	Merdeka Copper Gold Tbk. PT	1,988,842	200,191
*	Metro Healthcare Indonesia Tbk. PT	6,326,800	79,358
	Metrodata Electronics Tbk. PT	2,222,200	74,895
	Metropolitan Kentjana Tbk. PT	9,800	14,683
	Mitra Adiperkasa Tbk. PT	4,063,400	334,551
	Mitra Keluarga Karyasehat Tbk. PT	703,600	106,372
	Mitra Pinasthika Mustika Tbk. PT	572,200	35,563
*	MNC Digital Entertainment Tbk. PT	769,200	21,883
*	MNC Land Tbk. PT	31,971,400	238,923
Ω	Nusantara Sejahtera Raya Tbk. PT	7,197,800	61,638
	Pabrik Kertas Tjiwi Kimia Tbk. PT	462,600	142,896
*	Pacific Strategic Financial Tbk. PT	512,800	34,268
	Pakuwon Jati Tbk. PT	6,376,300	146,563
*	Panin Financial Tbk. PT	5,930,100	137,990
*	Paninvest Tbk. PT	361,900	23,145

		Shares	Value»
INDONESIA — (Continued)
	Pantai Indah Kapuk Dua Tbk. PT	45,000	$30,900
	Perusahaan Gas Negara Tbk. PT	2,956,900	300,056
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,115,800	78,638
	Petrindo Jaya Kreasi Tbk. PT	360,700	154,850
	Petrosea Tbk. PT	631,300	108,465
	Prodia Widyahusada Tbk. PT	53,300	8,924
*	Puradelta Lestari Tbk. PT	2,683,600	28,107
	Rukun Raharja Tbk. PT	352,000	46,059
	Salim Ivomas Pratama Tbk. PT	923,900	22,925
	Samudera Indonesia Tbk. PT	2,328,000	35,643
*	Sarana Meditama Metropolitan Tbk. PT	494,600	9,183
	Sarana Menara Nusantara Tbk. PT	9,953,800	341,628
	Sariguna Primatirta Tbk. PT	1,210,000	104,320
	Sawit Sumbermas Sarana Tbk. PT	1,418,300	133,403
	Selamat Sempurna Tbk. PT	654,200	70,243
	Semen Indonesia Persero Tbk. PT	439,754	69,313
	Siloam International Hospitals Tbk. PT	203,000	31,781
	Sumber Alfaria Trijaya Tbk. PT	3,465,000	448,560
	Sumber Tani Agung Resources Tbk. PT	835,200	45,550
	Summarecon Agung Tbk. PT	5,111,400	132,856
	Surya Citra Media Tbk. PT	7,684,800	94,549
	Surya Semesta Internusa Tbk. PT	2,068,100	105,210
#	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	14,503	226,682
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	3,508,400	552,989
	Temas Tbk. PT	2,160,000	18,073

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Tempo Scan Pacific Tbk. PT	214,000	$34,042
*	Timah Tbk. PT	1,141,900	81,833
	Tower Bersama Infrastructure Tbk. PT	545,200	65,192
	Transcoal Pacific Tbk. PT	286,900	96,274
	Trimegah Bangun Persada Tbk. PT	1,922,000	80,974
	Triputra Agro Persada PT	1,916,700	112,644
	Tunas Baru Lampung Tbk. PT	875,957	36,419
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	957,500	79,934
	Unilever Indonesia Tbk. PT	1,466,400	151,268
	United Tractors Tbk. PT	548,900	750,137
*	Vale Indonesia Tbk. PT	905,201	135,711
*	Waskita Beton Precast Tbk. PT	1,218,000	1,118
*††	Waskita Karya Persero Tbk. PT	2,217,700	5,061
*	Wijaya Karya Persero Tbk. PT	3,300,100	40,555
	Wintermar Offshore Marine Tbk. PT	317,900	7,302
	XLSMART Telecom Sejahtera Tbk. PT	2,684,004	347,489

TOTAL INDONESIA			26,646,987

KUWAIT — (1.2%)
	A’ayan Leasing & Investment Co. KSCP	419,684	222,024
	A’ayan Real Estate Co. SAK	38,506	11,217
*	Acico Industries Co. KSC	130,042	29,545
	Agility Public Warehousing Co. KSC	289,374	248,522
	Al Ahli Bank of Kuwait KSCP	212,800	210,841
	Al-Eid Food KSC	39,405	29,840
	Ali Alghanim Sons Automotive Co. KSCC	57,171	195,583

		Shares	Value»
KUWAIT — (Continued)
*	Alimtiaz Investment Group KSC	447,472	$43,819
*	Arabi Group Holding KSC	39,881	50,095
	Arzan Financial Group for Financing & Investment KPSC	258,377	248,130
*	Asiya Capital Investments Co. KSCP	209,724	24,353
	Boubyan Bank KSCP	36,346	80,546
	Boubyan Petrochemicals Co. KSCP	148,007	335,570
	Boursa Kuwait Securities Co. KPSC	34,890	308,854
	Burgan Bank SAK	214,445	157,748
	Combined Group Contracting Co. SAK	52,787	111,623
	Commercial Facilities Co. SAKP	121,626	109,051
	Commercial Real Estate Co. KSC	366,006	199,580
	Gulf Bank KSCP	374,602	411,141
	Gulf Cables & Electrical Industries Group Co. KSCP	44,177	325,407
	Heavy Engineering & Ship Building Co. KSCP	35,728	108,322
	Humansoft Holding Co. KSC	39,721	307,628
*	IFA Hotels & Resorts-KPSC	19,955	94,071
	Integrated Holding Co. KCSC	56,031	104,352
	Jazeera Airways Co. KSCP	26,853	97,697
	JTC Logistics Transportation & Stevedoring Co. KSCP	8,881	10,735
	KAMCO Investment Co. KSC	40,970	15,938
*	Kuwait Business Town Real Estate Co. KSCP	113,170	59,454
*	Kuwait Cement Co. KSC	136,339	108,681
	Kuwait Finance House KSCP	1,203,032	2,840,871

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Kuwait Financial Centre SAK	180,317	$82,580
	Kuwait Insurance Co. SAK	11,843	20,886
	Kuwait International Bank KSCP	514,483	380,298
	Kuwait Investment Co. SAK	131,386	73,877
	Kuwait Real Estate Co. KSC	225,813	277,136
	Kuwait Telecommunications Co	136,331	241,120
	Mabanee Co. KPSC	117,361	303,409
	Mezzan Holding Co. KSCC	45,389	141,393
	Mobile Telecommunications Co. KSCP	695,469	1,074,281
*	Munshaat Real Estate Projects Co. KSCP	19,944	10,577
	National Bank of Kuwait SAKP	803,001	2,497,262
*	National Consumer Holding Co. SAK	82,695	31,540
	National Industries Group Holding SAK	358,140	291,277
	National Investments Co. KSCP	259,257	209,364
	Oula Fuel Marketing Co	11,782	20,002
*	Privatization Holding Co. KSCP	167,042	28,781
*	Rasiyat Holding Co	20,973	23,973
	Salhia Real Estate Co. KSCP	118,431	173,907
	Securities House KSC	127,694	28,605
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	161,560	78,007
	Specialities Group Holding Co. KSCC	36,788	20,170
*††	Sultan Center Food Products Co. KSC	27,711	3,255
*	United Real Estate Co. SAKP	67,038	45,415
*	Warba Bank KSCP	1,615,040	1,170,991

TOTAL KUWAIT			14,329,344

LUXEMBOURG — (0.0%)
*Ω	Allegro.eu SA	44,387	389,470

		Shares	Value»
MALAYSIA — (2.1%)
#	Able Global Bhd.	78,300	$27,586
#	Aeon Co. M Bhd.	341,000	115,913
#	AEON Credit Service M Bhd.	103,100	142,419
#	AFFIN Bank Bhd.	199,791	122,587
	Ajinomoto Malaysia Bhd.	7,800	25,824
	Alliance Bank Malaysia Bhd.	220,500	223,733
	Allianz Malaysia Bhd.	19,400	82,914
#	AME Elite Consortium Bhd.	76,900	28,515
	AMMB Holdings Bhd. (AMM MK)	358,600	429,034
	Ancom Nylex Bhd.	209,759	47,160
#*	Astro Malaysia Holdings Bhd.	154,300	6,283
	Aumas Resources Bhd.	183,600	31,452
	Aurelius Technologies Bhd.	45,700	33,490
#	Axiata Group Bhd.	732,000	356,260
#	Bank Islam Malaysia Bhd.	333,700	189,591
	Batu Kawan Bhd.	20,200	88,604
#*	Berjaya Corp. Bhd.	977,502	66,789
#*	Berjaya Food Bhd.	152,753	11,163
#*	Berjaya Land Bhd.	228,300	15,354
#*	Bermaz Auto Bhd.	285,000	69,366
#	British American Tobacco Malaysia Bhd.	27,500	41,123
*	Bumi Armada Bhd.	1,163,900	132,267
#	Bursa Malaysia Bhd.	128,900	220,786
	CAB Cakaran Corp. Bhd.	62,400	7,733
	Cahya Mata Sarawak Bhd.	275,000	60,032
	Cape Ems Bhd.	416,300	23,680
	Carlsberg Brewery Malaysia Bhd.	47,800	209,227
	CCK Consolidated Holdings Bhd.	67,900	20,594
	CelcomDigi Bhd.	353,300	313,049
*	Chin Hin Group Bhd.	105,100	49,831
	CIMB Group Holdings Bhd.	1,277,812	2,110,823
	Coastal Contracts Bhd.	48,000	15,327
	Crescendo Corp. Bhd.	85,000	22,877
#	CTOS Digital Bhd.	398,400	91,388
#	D&O Green Technologies Bhd.	158,700	47,848

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#*	Dagang NeXchange Bhd.	563,800	$33,958
	Dayang Enterprise Holdings Bhd.	166,800	66,589
	Dialog Group Bhd.	422,900	143,202
	DRB-Hicom Bhd.	336,000	65,028
#	Duopharma Biotech Bhd.	97,044	27,195
	Dutch Lady Milk Industries Bhd.	3,400	22,062
	DXN Holdings Bhd.	268,300	32,067
#	Eastern & Oriental Bhd.	385,600	70,580
#	Eco World Development Group Bhd.	457,300	199,413
	EG Industries Bhd.	94,200	22,512
*	Ekovest Bhd.	633,500	45,532
	Farm Fresh Bhd.	220,900	93,755
	FGV Holdings Bhd.	144,300	36,491
#	Formosa Prosonic Industries Bhd.	61,700	32,183
	Fraser & Neave Holdings Bhd.	24,600	154,044
	Frontken Corp. Bhd.	400,800	326,127
#	Gamuda Bhd.	179,397	176,754
	Gas Malaysia Bhd.	110,600	108,358
	Genetec Technology Bhd.	97,200	23,218
#	Genting Bhd.	589,000	437,270
	Genting Malaysia Bhd.	851,100	338,494
	Genting Plantations Bhd.	98,900	110,787
	Globetronics Technology Bhd.	52,400	5,779
*	Greatech Technology Bhd.	225,400	76,172
	Guan Chong Bhd.	76,000	59,584
	HAP Seng Consolidated Bhd.	96,600	61,868
	Hap Seng Plantations Holdings Bhd.	105,700	47,308
	Hartalega Holdings Bhd.	126,500	65,416
	Heineken Malaysia Bhd.	30,500	186,400
#*	HeiTech Padu Bhd.	30,800	15,447
#	Hextar Global Bhd.	236,600	49,983
	Hiap Teck Venture Bhd.	329,500	21,389
	Hibiscus Petroleum Bhd.	314,900	113,201
	Hong Leong Bank Bhd.	35,400	164,083

		Shares	Value»
MALAYSIA — (Continued)
	Hong Leong Financial Group Bhd.	22,400	$89,147
	Hong Leong Industries Bhd.	19,600	61,656
	Hup Seng Industries Bhd.	112,000	27,004
#	IHH Healthcare Bhd.	114,000	182,712
	IJM Corp. Bhd.	363,600	191,510
	Inari Amertron Bhd.	133,700	59,700
#	IOI Corp. Bhd.	244,400	207,183
	IOI Properties Group Bhd.	260,800	110,718
*	Iskandar Waterfront City Bhd.	140,100	11,881
	ITMAX SYSTEM Bhd.	20,900	17,908
	JAKS Resources Bhd.	248,000	5,503
#	Jaya Tiasa Holdings Bhd.	304,100	77,544
*	JCY International Bhd.	137,900	11,549
	Keck Seng Malaysia Bhd.	18,200	22,417
	Kelington Group Bhd.	154,700	120,996
	Kenanga Investment Bank Bhd.	154,000	32,264
	Kerjaya Prospek Group Bhd.	76,800	35,462
	Kim Loong Resources Bhd.	75,700	38,939
#	Kossan Rubber Industries Bhd.	361,400	153,468
	KPJ Healthcare Bhd.	333,200	222,120
#*	KSL Holdings Bhd.	119,900	43,263
#	Kuala Lumpur Kepong Bhd.	67,247	305,966
	Lagenda Properties Bhd.	120,400	32,957
	LBS Bina Group Bhd.	400,400	46,389
#	Leong Hup International Bhd.	495,600	71,782
	Lii Hen Industries Bhd.	47,900	5,379
*Ω	Lotte Chemical Titan Holding Bhd.	164,900	16,846
#	LPI Capital Bhd.	68,000	226,019
	Magni-Tech Industries Bhd.	39,000	19,195
#	Magnum Bhd.	228,500	65,962
	Mah Sing Group Bhd.	592,600	160,586
	Malakoff Corp. Bhd.	458,400	84,625
#	Malayan Banking Bhd.	458,500	1,062,485
	Malayan Cement Bhd.	114,300	132,460
#	Malayan Flour Mills Bhd.	313,600	36,673
	Malaysia Smelting Corp. Bhd.	63,100	36,307

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Malaysian Pacific Industries Bhd.	32,100	$139,602
#	Malaysian Resources Corp. Bhd.	684,000	73,059
#	Matrix Concepts Holdings Bhd.	377,025	124,275
	Maxis Bhd.	346,300	297,756
	MBM Resources Bhd.	68,200	90,143
	MBSB Bhd.	833,400	138,234
#	Mega First Corp. Bhd.	197,200	181,256
	Mi Technovation Bhd.	31,700	13,694
	MISC Bhd.	189,100	328,820
	MKH Bhd.	32,700	7,745
	MKH Oil Palm East Kalimantan Bhd.	4,671	671
#	MNRB Holdings Bhd.	162,400	76,506
#Ω	Mr. DIY Group M Bhd.	584,500	227,879
*	Muhibbah Engineering M Bhd.	204,350	29,002
	My EG Services Bhd.	1,120,082	233,540
#	Nationgate Holdings Bhd.	145,200	45,942
#	Nestle Malaysia Bhd.	10,500	211,603
#	NEXG Bhd.	468,600	37,536
	Notion VTEC Bhd.	99,400	15,482
††	Nylex Malaysia Bhd.	1,640	17
#	OCK Group Bhd.	270,500	26,667
	Oriental Holdings Bhd.	69,100	111,875
	OSK Holdings Bhd.	246,600	97,303
#	PA Resources Bhd.	334,200	15,103
	Padini Holdings Bhd.	141,500	68,493
	Pantech Group Holdings Bhd.	133,700	22,634
	Pecca Group Bhd.	76,200	25,977
#	Perak Transit Bhd.	192,900	31,973
#*	Perdana Petroleum Bhd.	279,000	11,954
#	Petron Malaysia Refining & Marketing Bhd.	9,400	7,163
#	Petronas Chemicals Group Bhd.	293,600	250,521
#	Petronas Dagangan Bhd.	42,800	195,755
#	Petronas Gas Bhd.	51,000	206,766
	PPB Group Bhd.	65,500	188,728
#	Press Metal Aluminium Holdings Bhd.	364,400	414,165
	Public Bank Bhd.	1,517,400	1,573,018
	QL Resources Bhd.	221,200	246,051
#*	Ranhill Utilities Bhd.	83,268	24,112
#	RCE Capital Bhd.	97,200	29,572
	RGB International Bhd.	242,700	19,224

		Shares	Value»
MALAYSIA — (Continued)
	RHB Bank Bhd.	258,788	$399,171
	Sam Engineering & Equipment M Bhd.	20,000	15,399
	Sarawak Oil Palms Bhd.	132,000	92,505
	Scientex Bhd.	240,000	194,613
	SD Guthrie Bhd.	338,100	371,822
#	Sime Darby Bhd.	781,800	376,771
	Sime Darby Property Bhd.	535,900	153,921
	SKP Resources Bhd.	331,600	68,459
#*	Solarvest Holdings Bhd.	100,300	38,813
	Southern Cable Group Bhd.	109,500	28,504
	SP Setia Bhd. Group	572,800	145,878
#	Sports Toto Bhd.	195,262	62,286
	Sunway Bhd.	106,800	112,579
#	Sunway Construction Group Bhd.	104,300	107,846
*	Supermax Corp. Bhd.	395,760	73,039
#	Syarikat Takaful Malaysia Keluarga Bhd.	119,100	98,381
#	Ta Ann Holdings Bhd.	108,300	99,979
	Taliworks Corp. Bhd.	101,500	15,196
#	Telekom Malaysia Bhd.	116,246	183,202
	Tenaga Nasional Bhd.	190,900	613,961
	Teo Seng Capital Bhd.	54,200	12,817
	TIME dotCom Bhd.	158,300	188,935
*	Top Glove Corp. Bhd.	592,900	120,857
#*	Tropicana Corp. Bhd.	394,700	108,219
#	TSH Resources Bhd.	228,800	57,838
#	Uchi Technologies Bhd.	61,700	44,098
	UEM Sunrise Bhd.	560,400	93,472
#	Unisem M Bhd.	39,900	18,339
	United Plantations Bhd.	42,750	226,952
#	UOA Development Bhd.	121,200	47,272
	Velesto Energy Bhd.	1,591,500	57,205
	ViTrox Corp. Bhd.	61,000	44,256
	VS Industry Bhd.	857,400	156,276
	Wasco Bhd.	97,700	20,867
*	WCT Holdings Bhd.	444,100	68,168
#	Wellcall Holdings Bhd.	73,500	25,458
	Westports Holdings Bhd.	158,700	156,351
#	Yinson Holdings Bhd.	470,930	204,113
	YTL Corp. Bhd.	789,200	350,992

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	YTL Power International Bhd.	204,900	$162,319

TOTAL MALAYSIA			24,196,391

MEXICO — (2.5%)
#	Alpek SAB de CV	172,805	87,414
#	Alsea SAB de CV	155,262	348,123
	America Movil SAB de CV (2228390D US), ADR	111,190	1,916,916
	America Movil SAB de CV (AMXB MM)	765,152	662,126
	Arca Continental SAB de CV	47,401	499,209
*	Axtel SAB de CV	209,311	21,454
Ω	Banco del Bajio SA	426,110	1,022,551
#	Becle SAB de CV	83,723	96,785
	Bolsa Mexicana de Valores SAB de CV	167,515	352,960
	Cemex SAB de CV (CEMEXCPO MM)	963,964	596,256
	Cemex SAB de CV (CX US), Sponsored ADR	154,544	953,536
*	Cia Minera Autlan SAB de CV	23,783	6,937
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	114	10,731
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	43,877	413,677
*	Consorcio ARA SAB de CV	105,588	18,091
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	319,395	119,220
#	Corp. Inmobiliaria Vesta SAB de CV	202,987	555,017
	Corporativo Fragua SAB de CV	1,253	31,947
	El Puerto de Liverpool SAB de CV, Class C1	32,134	147,983
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	52,931	556,531
	GCC SAB de CV	67,475	566,968
	Genomma Lab Internacional SAB de CV, Class B	317,366	370,925

		Shares	Value»
MEXICO — (Continued)
	Gentera SAB de CV	596,886	$1,040,643
	Gruma SAB de CV, Class B	48,801	929,833
	Grupo Aeroportuario del Centro Norte SAB de CV	75,187	827,343
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	1,705	34,549
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	5,700	1,171,407
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	1,767	559,326
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	3,811	120,346
#	Grupo Bimbo SAB de CV	188,822	574,540
	Grupo Carso SAB de CV	41,482	288,484
#	Grupo Comercial Chedraui SA de CV	53,583	346,136
	Grupo Elektra SAB de CV	2,266	40,443
	Grupo Financiero Banorte SAB de CV, Class O	396,256	3,397,692
*	Grupo Financiero Inbursa SAB de CV, Class O	210,189	540,304
	Grupo Herdez SAB de CV	52,030	148,312
	Grupo Industrial Saltillo SAB de CV	47,090	43,223
	Grupo Mexico SAB de CV	443,282	2,300,215
	Grupo Rotoplas SAB de CV	69,803	43,141
#	Grupo Televisa SAB (TLEVICPO MM)	532,333	193,817
	Grupo Televisa SAB (TV US), Sponsored ADR	25,711	46,794
#*Ω	Grupo Traxion SAB de CV	71,850	60,344
*	Industrias Penoles SAB de CV	66,238	1,327,395

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Kimberly-Clark de Mexico SAB de CV, Class A	346,697	$609,931
#	La Comer SAB de CV	150,079	280,941
	Megacable Holdings SAB de CV	393,870	958,038
*Ω	Nemak SAB de CV	1,121,474	163,556
*	Ollamani SAB	13,139	31,544
#	Operadora De Sites Mexicanos SAB de CV, Class A-1	143,325	118,326
#	Orbia Advance Corp. SAB de CV	288,479	194,766
#*	Promotora de Hoteles Norte 19 SAB De CV	68,246	16,426
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	40,779	456,293
#	Qualitas Controladora SAB de CV	45,739	506,008
	Regional SAB de CV	126,344	888,444
#*	Sitios Latinoamerica SAB de CV	179,805	31,082
*	Vista Energy SAB de CV (VIST US), ADR	18,312	827,153
	Wal-Mart de Mexico SAB de CV	396,222	1,255,311

TOTAL MEXICO			29,727,463

NETHERLANDS — (0.1%)
	NEPI Rockcastle NV	95,632	733,530
	Pepco Group NV	46,470	219,903

TOTAL NETHERLANDS			953,433

PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	1,995	10,967
	Credicorp Ltd.	4,235	856,275
	Intercorp Financial Services, Inc.	2,254	76,343

TOTAL PERU			943,585

PHILIPPINES — (0.8%)
*	8990 Holdings, Inc.	186,300	29,259
	Aboitiz Equity Ventures, Inc.	228,800	133,090
	Aboitiz Power Corp.	161,100	107,510
	ACEN Corp.	3,196,587	152,805

		Shares	Value»
PHILIPPINES — (Continued)
	Alliance Global Group, Inc.	821,400	$90,119
	Apex Mining Co., Inc.	806,000	96,933
	Asia United Bank Corp.	9,470	11,534
*	Atlas Consolidated Mining & Development Corp.	193,200	14,871
	Ayala Corp.	24,880	267,061
	Ayala Land, Inc.	727,000	326,132
*	AyalaLand Logistics Holdings Corp.	199,500	5,221
	Bank of the Philippine Islands	178,911	448,588
	BDO Unibank, Inc.	328,236	942,057
	Bloomberry Resorts Corp.	1,222,400	74,670
*	Cebu Air, Inc.	72,800	45,055
	Century Pacific Food, Inc.	329,700	225,014
	China Banking Corp.	213,740	348,211
	Converge Information & Communications Technology Solutions, Inc.	715,600	244,482
	Cosco Capital, Inc.	413,300	43,672
	D&L Industries, Inc.	535,900	54,653
	DigiPlus Interactive Corp.	286,500	204,447
*	DITO CME Holdings Corp.	1,766,000	42,891
	DMCI Holdings, Inc.	1,280,800	243,201
	DoubleDragon Corp.	74,100	12,929
	East West Banking Corp.	63,100	12,453
	Emperador, Inc.	122,400	28,644
	First Philippine Holdings Corp.	7,400	7,748
	Ginebra San Miguel, Inc.	13,660	69,927
*	Global Ferronickel Holdings, Inc.	454,000	9,011
	Globe Telecom, Inc.	5,504	191,268
	GT Capital Holdings, Inc.	30,800	269,912
	International Container Terminal Services, Inc.	89,550	547,704
	JG Summit Holdings, Inc.	822,520	249,935
	Jollibee Foods Corp.	62,860	258,202
	Keepers Holdings, Inc.	1,422,000	69,897
	LT Group, Inc.	753,400	160,340
	Manila Electric Co.	16,830	171,762

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Manila Water Co., Inc.	274,300	$167,506
	Megaworld Corp.	3,111,000	99,307
	Metropolitan Bank & Trust Co.	317,870	437,915
Ω	Monde Nissin Corp.	779,200	108,486
	Nickel Asia Corp.	1,696,200	77,328
	Petron Corp.	604,000	25,403
	Philex Mining Corp.	495,900	59,310
	Philippine National Bank	104,500	89,834
	Philippine Seven Corp.	74,230	70,671
	PLDT, Inc. (PHI US), Sponsored ADR	6,960	163,351
	PLDT, Inc. (TEL PM)	8,400	195,691
	Puregold Price Club, Inc.	372,600	213,006
	Robinsons Land Corp.	338,600	70,818
	Robinsons Retail Holdings, Inc.	67,790	47,557
	San Miguel Corp.	123,440	173,498
	Security Bank Corp.	96,550	114,882
	Semirara Mining & Power Corp.	299,000	182,054
*	Shell Pilipinas Corp.	73,700	6,867
	SM Investments Corp.	5,310	82,658
	SM Prime Holdings, Inc.	647,500	282,652
	STI Education Systems Holdings, Inc.	433,000	10,331
	Synergy Grid & Development Phils, Inc.	172,000	35,434
	Union Bank of the Philippines	113,493	65,629
	Universal Robina Corp.	305,420	452,444
	Vista Land & Lifescapes, Inc.	439,000	13,116
	Wilcon Depot, Inc.	559,400	68,313

TOTAL PHILIPPINES			9,525,269

POLAND — (1.7%)
*	11 bit studios SA	100	5,795
	AB SA	3,601	97,184
*	Action SA	2,226	12,393
*	Agora SA	3,744	9,815
	Alior Bank SA	31,502	853,636
	Amica SA	943	15,496
	Arctic Paper SA	6,617	26,847
	ASBISc Enterprises PLC	18,216	125,813
	Asseco Poland SA	22,210	917,105

		Shares	Value»
POLAND — (Continued)
	Asseco South Eastern Europe SA	3,631	$57,913
	Auto Partner SA	23,420	123,420
	Bank Handlowy w Warszawie SA	8,822	275,153
*	Bank Millennium SA	83,173	321,746
*	Bank Ochrony Srodowiska SA	4,752	14,058
	Bank Polska Kasa Opieki SA	29,750	1,491,118
	Benefit Systems SA	728	626,837
	BNPP Bank Polska SA	1,479	41,390
	Boryszew SA	16,052	25,928
	Budimex SA	2,362	397,005
*	CCC SA	9,335	539,776
	CD Projekt SA	3,018	186,875
	Celon Pharma SA	4,770	32,764
*	CI Games SA	24,604	11,530
*	Cognor Holding SA	53,555	105,096
	Cyber Folks SA	2,289	93,890
*	Cyfrowy Polsat SA	70,997	348,194
	Develia SA	152,259	301,734
*Ω	Dino Polska SA	4,702	659,161
	Dom Development SA	2,304	134,210
*	Echo Investment SA	14,488	17,723
	Elektrotim SA	948	13,001
*	Enea SA	142,952	541,021
	Erbud SA	2,441	23,932
	Eurocash SA	26,837	78,680
*	Grupa Azoty SA	18,665	102,416
	Grupa Kety SA	2,810	643,472
	Grupa Pracuj SA	4,178	66,723
	ING Bank Slaski SA	6,358	552,035
	Inter Cars SA	1,838	277,621
*	Jastrzebska Spolka Weglowa SA	19,346	123,913
	KGHM Polska Miedz SA	15,712	501,566
	KRUK SA	6,342	672,778
	LPP SA	134	548,429
	Lubelski Wegiel Bogdanka SA	2,893	16,686
*	mBank SA	1,405	306,128
	Mirbud SA	37,238	139,716
	Mo-BRUK SA	750	58,009
*	Mostostal Zabrze SA	3,152	4,802
	Neuca SA	324	61,000
	Newag SA	937	16,427
	Orange Polska SA	93,085	239,177
	ORLEN SA	90,702	1,637,928
	PCC Rokita SA	522	10,833
*	PGE Polska Grupa Energetyczna SA	162,915	355,825
*	PKP Cargo SA	14,591	61,533

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	PlayWay SA	453	$36,529
*	Polimex-Mostostal SA	6,386	6,626
	Powszechna Kasa Oszczednosci Bank Polski SA	87,474	1,681,769
	Powszechny Zaklad Ubezpieczen SA	95,385	1,488,082
	Santander Bank Polska SA	3,979	612,003
*	Selvita SA	2,243	19,721
	Stalexport Autostrady SA	47,250	37,481
	Synektik SA	1,977	118,511
*	Tauron Polska Energia SA	453,496	711,729
*	TEN Square Games SA	459	11,608
	Text SA	5,283	75,701
	Torpol SA	5,598	58,734
	Unimot SA	1,602	66,652
	Votum SA	1,901	20,656
	Voxel SA	910	34,800
	VRG SA	12,611	12,366
	Warsaw Stock Exchange	5,799	73,637
	Wirtualna Polska Holding SA	3,330	79,131
Ω	XTB SA	23,362	507,564
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	715	9,920
*	Zespol Elektrowni Patnow Adamow Konin SA	2,547	12,664

TOTAL POLAND			20,599,140

QATAR — (1.1%)
	Aamal Co.	690,990	157,593
	Ahli Bank QSC	7,774	7,825
	Al Khaleej Takaful Group QSC	98,362	64,604
	Al Meera Consumer Goods Co. QSC	29,256	117,010
	Al Rayan Bank	705,710	433,335
	Alijarah Holding Co. QPSC	111,421	22,206
	Baladna	372,506	124,076
	Barwa Real Estate Co.	536,609	412,937
	Commercial Bank PSQC	670,161	792,317

		Shares	Value»
QATAR — (Continued)
*	Dlala Brokerage & Investments Holding Co. QSC	31,913	$8,951
	Doha Bank QPSC	869,247	563,694
	Doha Insurance Co. QSC	36,664	24,901
	Dukhan Bank	126,402	121,490
*	Estithmar Holding QPSC	288,481	217,911
	Gulf International Services QSC	541,377	458,524
	Gulf Warehousing Co.	150,309	121,619
	Industries Qatar QSC	48,898	168,658
	Lesha Bank LLC	292,269	111,176
	Mannai Corp. QSC	54,198	53,629
*	Mazaya Real Estate Development QPSC	420,752	69,295
	Medicare Group	96,217	120,903
	Mesaieed Petrochemical Holding Co.	535,422	207,302
	Ooredoo QPSC	145,622	518,803
	Qatar Aluminum Manufacturing Co.	1,021,672	360,067
	Qatar Electricity & Water Co. QSC	59,370	249,223
	Qatar Fuel QSC	74,266	305,963
	Qatar Gas Transport Co. Ltd.	256,681	322,714
	Qatar Industrial Manufacturing Co. QSC	105,402	72,890
	Qatar Insurance Co. SAQ	459,902	245,885
	Qatar International Islamic Bank QSC	136,792	398,680
	Qatar Islamic Bank QPSC	93,935	544,833
	Qatar Islamic Insurance Group	34,156	78,419
	Qatar National Bank QPSC	798,502	3,662,337
	Qatar National Cement Co. QSC	150,829	142,117
	Qatar Navigation QSC	160,850	489,958
	QLM Life & Medical Insurance Co. WLL	21,504	11,473
	Salam International Investment Ltd. QSC	324,796	58,913
	United Development Co. QSC	605,863	171,757
	Vodafone Qatar QSC	900,390	583,409
*	Widam Food Co.	34,792	20,159

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Zad Holding Co.	23,139	$90,544

TOTAL QATAR			12,708,100

RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	146,620	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	3,184	0
*††	PhosAgro PJSC	29	0
*††	Polyus PJSC (PLZL LI), GDR	1,516	0
*††	RusHydro PJSC (RSHYY US), ADR	12,112	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	96,975	0
*††	Severstal PAO (SVJTY US), GDR	4,377	0
*††	VTB Bank PJSC (VTBR LI), GDR	49,902	0

SAUDI ARABIA — (5.0%)
	Abdullah Al Othaim Markets Co.	147,384	354,527
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	2,408	25,893
	ACWA Power Co.	10,659	914,026
	Ades Holding Co.	51,707	208,746
*	Advanced Petrochemical Co.	38,743	311,087
	Al Babtain Power & Telecommunication Co.	19,596	248,012
*	Al Gassim Investment Holding Co.	2,723	12,825
	Al Hammadi Holding	27,475	293,936
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,342	60,344
	Al Jouf Agricultural Development Co.	5,570	70,471
*	Al Jouf Cement Co.	14,413	37,949
*	Al Khaleej Training & Education Co.	9,309	69,381
	Al Masane Al Kobra Mining Co.	1,452	23,421
	Al Moammar Information Systems Co.	932	32,722

		Shares	Value»
SAUDI ARABIA — (Continued)
	Al Rajhi Bank	191,071	$4,963,632
*	Al Rajhi Co. for Co-operative Insurance	4,245	148,432
	Al Yamamah Steel Industries Co.	6,566	61,050
	Alamar Foods	3,694	66,579
	Alandalus Property Co.	12,737	74,014
	Alaseel Co.	87,562	93,976
	Al-Dawaa Medical Services Co.	9,037	203,514
	Aldrees Petroleum & Transport Services Co.	16,140	593,217
	Al-Etihad Cooperative Insurance Co.	8,608	34,850
	Alinma Bank	165,505	1,281,881
	AlJazira Takaful Ta’awuni Co.	10,973	41,034
*	AlKhorayef Water & Power Technologies Co.	4,378	189,133
*	Allianz Saudi Fransi Cooperative Insurance Co.	7,796	35,752
	Almarai Co. JSC	105,297	1,483,217
	Almawarid Manpower Co.	1,569	63,626
	Almunajem Foods Co.	5,934	130,591
*	Alujain Corp.	14,327	143,719
*	Amlak International Finance Co.	11,153	36,794
*	Anaam International Holding Group Co.	3,928	18,491
	Arab National Bank	122,534	702,847
*	Arabia Insurance Cooperative Co.	3,689	12,302
	Arabian Cement Co.	21,716	147,166
Ω	Arabian Centres Co.	47,522	250,974
	Arabian Contracting Services Co.	6,143	215,999
	Arabian Drilling Co.	13,298	306,472
	Arabian Internet & Communications Services Co.	5,211	398,743
*	Arabian Pipes Co.	20,478	50,449
*	Arabian Shield Cooperative Insurance Co.	11,421	53,791
	Arriyadh Development Co.	29,648	271,225

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	ARTEX Industrial Investment Co.	6,507	$23,160
*	Ash-Sharqiyah Development Co.	4,692	23,118
	Astra Industrial Group Co.	10,786	429,995
	Ataa Educational Co.	7,059	125,148
*	BAAN Holding Group Co.	48,127	27,917
	Baazeem Trading Co.	11,310	18,414
	Bank AlBilad	98,174	758,673
*	Bank Al-Jazira	138,846	500,482
	Banque Saudi Fransi	196,506	962,553
*	Basic Chemical Industries Ltd.	6,002	45,231
	Bawan Co.	8,598	126,442
	BinDawood Holding Co.	102,991	173,530
	Bupa Arabia for Cooperative Insurance Co.	12,940	580,121
	Catrion Catering Holding Co.	13,280	417,098
*	Chubb Arabia Cooperative Insurance Co.	3,563	39,941
	City Cement Co.	23,028	124,375
	Co. for Cooperative Insurance	11,789	437,042
	Dallah Healthcare Co.	5,423	176,542
*	Dar Al Arkan Real Estate Development Co.	103,695	605,584
	Dr. Sulaiman Al Habib Medical Services Group Co.	13,572	1,036,012
	East Pipes Integrated Co. for Industry	4,865	174,947
	Eastern Province Cement Co.	14,660	131,376
	Electrical Industries Co.	186,979	355,266
	Elm Co.	2,923	808,857
*	Emaar Economic City	70,648	286,662
	Etihad Etisalat Co.	96,617	1,618,565
	First Milling Co.	8,115	127,093
*	Fitaihi Holding Group	33,088	35,506
	Gulf Insurance Group	8,184	56,554
*	Gulf Union Cooperative Insurance Co.	5,589	21,203
*	Herfy Food Services Co.	11,216	73,386

		Shares	Value»
SAUDI ARABIA — (Continued)
	Jamjoom Pharmaceuticals Factory Co.	4,880	$225,607
	Jarir Marketing Co.	127,402	429,040
	L’Azurde Co. for Jewelry	14,411	50,708
	Leejam Sports Co. JSC	8,455	316,047
*	Liva Insurance Co.	6,506	26,054
*	Lumi Rental Co.	7,252	119,397
*	Malath Cooperative Insurance Co.	6,275	23,255
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	19,081	114,051
*	Methanol Chemicals Co.	8,306	27,597
*	Middle East Healthcare Co.	14,673	272,420
*	Middle East Paper Co.	19,529	145,532
*	Middle East Specialized Cables Co.	2,123	20,091
	Mobile Telecommunications Co. Saudi Arabia	244,056	830,563
	Mouwasat Medical Services Co.	17,377	336,379
	Nahdi Medical Co.	8,727	264,349
*	Najran Cement Co.	34,779	78,511
*	National Agriculture Development Co.	47,949	284,566
	National Co. for Glass Industries	2,778	33,672
	National Co. for Learning & Education	3,591	150,075
	National Gas & Industrialization Co.	6,578	155,331
*	National Gypsum	2,758	15,161
*	National Industrialization Co.	135,891	334,787
	National Medical Care Co.	3,747	149,078
*	National Metal Manufacturing & Casting Co.	2,893	11,994
	Nayifat Finance Co.	23,632	80,734
	Northern Region Cement Co.	36,528	84,192

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Perfect Presentation For Commercial Services Co.	31,562	$105,289
	Power & Water Utility Co. for Jubail & Yanbu	11,690	136,433
	Qassim Cement Co.	16,460	231,762
*	Rabigh Refining & Petrochemical Co.	156,502	297,161
	Retal Urban Development Co.	82,174	369,745
	Riyad Bank	224,505	1,843,020
	Riyadh Cables Group Co.	7,940	269,397
	Riyadh Cement Co.	21,193	191,716
	SABIC Agri-Nutrients Co.	35,736	941,379
	Sahara International Petrochemical Co.	70,242	356,060
	SAL Saudi Logistics Services	3,306	161,122
*	Saudi Arabian Amiantit Co.	3,370	20,879
*	Saudi Arabian Cooperative Insurance Co.	5,134	21,229
*	Saudi Arabian Mining Co.	81,078	1,105,122
Ω	Saudi Arabian Oil Co.	750,607	5,074,852
	Saudi Aramco Base Oil Co.	12,339	326,865
	Saudi Automotive Services Co.	11,299	199,101
	Saudi Awwal Bank	164,764	1,541,763
	Saudi Basic Industries Corp.	70,925	1,153,287
	Saudi Cement Co.	30,448	373,688
*	Saudi Ceramic Co.	15,841	118,992
*	Saudi Chemical Co. Holding	147,574	333,932
	Saudi Electricity Co.	85,812	342,681
	Saudi Industrial Investment Group	132,211	533,256
	Saudi Investment Bank	102,509	411,844
*	Saudi Kayan Petrochemical Co.	294,329	452,844
*	Saudi Marketing Co.	7,263	39,694
	Saudi National Bank	243,529	2,320,349
	Saudi Paper Manufacturing Co.	5,990	109,387

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	19,061	$129,582
*	Saudi Printing & Packaging Co.	5,361	17,491
*	Saudi Public Transport Co.	27,933	122,477
*	Saudi Real Estate Co.	37,083	228,670
*	Saudi Reinsurance Co.	28,081	370,589
*	Saudi Research & Media Group	4,691	216,716
	Saudi Steel Pipe Co.	7,705	113,616
	Saudi Tadawul Group Holding Co.	5,149	252,234
	Saudi Telecom Co.	374,122	4,749,765
	Saudia Dairy & Foodstuff Co.	5,010	408,077
*	Savola Group	35,702	298,279
	Scientific & Medical Equipment House Co.	4,617	49,356
*	Seera Group Holding	57,986	378,533
*	Shams	139,151	32,068
*	SHL Finance Co.	11,644	62,351
*	Sinad Holding Co.	20,091	62,905
	Southern Province Cement Co.	25,125	208,087
	Sustained Infrastructure Holding Co.	16,431	130,029
*	Tabuk Agriculture	3,240	10,455
	Tabuk Cement Co.	12,595	41,482
*	Takween Advanced Industries Co.	5,208	12,315
	Tanmiah Food Co.	3,778	106,880
	Theeb Rent A Car Co.	7,874	140,261
*	Tihama Advertising & Public Relations Co.	4,455	19,245
*	Umm Al-Qura Cement Co.	4,429	21,251
	United Electronics Co.	12,913	323,428
	United International Transportation Co.	16,618	327,491
	United Wire Factories Co.	4,440	29,607
*	Wafrah for Industry & Development	1,162	9,893
*	Walaa Cooperative Insurance Co.	20,570	104,299
*	Wataniya Insurance Co.	7,764	43,941
	Yamama Cement Co.	31,933	309,851
	Yanbu Cement Co.	28,852	167,856

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Yanbu National Petrochemical Co.	41,671	$355,278
	Zahrat Al Waha For Trading Co.	3,563	28,560

TOTAL SAUDI ARABIA			58,902,561

SOUTH AFRICA — (4.3%)
	Absa Group Ltd.	125,465	1,157,907
	Adcock Ingram Holdings Ltd.	26,663	70,396
	Advtech Ltd.	146,896	244,518
	AECI Ltd.	48,036	265,078
	African Rainbow Minerals Ltd.	47,148	395,312
	Afrimat Ltd.	43,235	123,039
	Alexander Forbes Group Holdings Ltd.	90,998	37,773
	Altron Ltd., Class A	57,643	63,059
#	Anglo American Platinum Ltd.	12,319	421,852
	Aspen Pharmacare Holdings Ltd.	71,312	468,270
	Astral Foods Ltd.	16,539	153,803
	AVI Ltd.	127,821	621,774
	Barloworld Ltd.	98,492	573,691
	Bid Corp. Ltd.	46,772	1,175,382
	Bidvest Group Ltd.	75,354	955,291
*	Blue Label Telecoms Ltd.	167,238	75,372
*	Brait PLC	461,459	53,235
	Capitec Bank Holdings Ltd.	7,411	1,375,527
	Cashbuild Ltd.	4,867	40,156
	Caxton & CTP Publishers & Printers Ltd.	20,139	13,002
	City Lodge Hotels Ltd.	120,852	26,447
	Clicks Group Ltd.	49,937	1,063,682
	Coronation Fund Managers Ltd.	72,257	148,251
	Curro Holdings Ltd.	148,271	71,263
	DataTec Ltd.	110,814	344,898
Ω	Dis-Chem Pharmacies Ltd.	177,851	302,224
	Discovery Ltd.	51,294	569,757
	DRDGOLD Ltd. (DRD SJ)	50,000	73,680
	DRDGOLD Ltd. (DRD US), Sponsored ADR	10,742	160,056
#	Exxaro Resources Ltd.	93,838	768,238
	Famous Brands Ltd.	25,850	78,502
	FirstRand Ltd.	429,640	1,682,187
	Foschini Group Ltd.	181,907	1,267,382

		Shares	Value»
SOUTH AFRICA — (Continued)
#	Gold Fields Ltd. (GFI US), Sponsored ADR	154,609	$3,484,887
	Grindrod Ltd.	268,633	167,637
	Harmony Gold Mining Co. Ltd. (HAR SJ)	48,266	758,373
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	116,572	1,854,661
	Hudaco Industries Ltd.	9,043	90,975
*	Impala Platinum Holdings Ltd.	139,172	827,675
	Investec Ltd.	35,261	220,067
	Invicta Holdings Ltd.	5,930	10,299
*	iOCO Ltd.	151,111	24,076
	Italtile Ltd.	143,782	75,010
	JSE Ltd.	14,844	101,654
*	KAP Ltd.	1,192,857	178,566
	Kumba Iron Ore Ltd.	16,536	288,937
	Lewis Group Ltd.	13,284	48,828
	Life Healthcare Group Holdings Ltd.	601,292	473,703
	Merafe Resources Ltd.	305,519	18,417
*	Metair Investments Ltd.	44,283	17,682
	Momentum Group Ltd.	540,550	989,336
	Motus Holdings Ltd.	90,941	425,988
	Mpact Ltd.	18,342	26,647
	Mr. Price Group Ltd.	78,917	1,008,628
	MTN Group Ltd.	368,614	2,439,604
*	MultiChoice Group	42,369	247,656
*	Nampak Ltd.	2,354	53,523
	Naspers Ltd., Class N	5,833	1,533,741
	Nedbank Group Ltd.	93,403	1,275,733
	Netcare Ltd.	599,519	440,515
	Ninety One Ltd.	68,065	131,583
	Northam Platinum Holdings Ltd.	183,390	1,230,944
*	Nutun Ltd.	238,170	23,685
	Oceana Group Ltd.	42,625	134,839
	Old Mutual Ltd. (OMU SJ)	2,081,053	1,269,783
	Omnia Holdings Ltd.	71,474	263,398
	OUTsurance Group Ltd.	160,319	659,390
Ω	Pepkor Holdings Ltd.	704,411	1,019,715
*	Pick n Pay Stores Ltd.	196,750	296,807
	PPC Ltd.	545,075	136,370
	Premier Group Ltd.	10,202	75,271
	PSG Financial Services Ltd.	242,553	259,873
	Raubex Group Ltd.	103,850	246,396
	Reunert Ltd.	78,843	262,504
	RFG Holdings Ltd.	21,913	21,976
	Sanlam Ltd.	163,553	744,664

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Santam Ltd.	13,986	$303,310
	Sappi Ltd.	299,603	561,778
*	Sasol Ltd. (SOL SJ)	152,277	525,974
	Shoprite Holdings Ltd.	67,296	1,035,428
*	Sibanye Stillwater Ltd. (SBSW US), ADR	108,783	505,841
*	Sibanye Stillwater Ltd. (SSW SJ)	398,166	454,905
	Southern Sun Ltd.	263,769	117,196
*	SPAR Group Ltd.	93,837	578,244
	Spur Corp. Ltd.	6,164	11,229
	Stadio Holdings Ltd.	45,933	19,370
	Standard Bank Group Ltd.	270,080	3,372,801
	Sun International Ltd.	74,980	161,662
	Super Group Ltd.	194,245	301,709
*	Telkom SA SOC Ltd.	167,439	354,675
#	Thungela Resources Ltd. (TGA SJ)	60,378	300,369
	Tiger Brands Ltd.	60,875	949,353
	Truworths International Ltd.	130,622	521,122
	Tsogo Sun Ltd.	210,893	93,705
	Vodacom Group Ltd.	113,318	838,467
	We Buy Cars Holdings Ltd.	50,218	116,557
	Wilson Bayly Holmes-Ovcon Ltd.	23,349	241,290
	Woolworths Holdings Ltd.	223,172	691,994
	Zeda Ltd.	75,515	42,481

TOTAL SOUTH AFRICA			50,800,480

SOUTH KOREA — (13.8%)
*	3S Korea Co. Ltd.	10,371	16,962
	ABOV Semiconductor Co. Ltd.	2,124	15,036
*	ADTechnology Co. Ltd.	1,694	17,806
	Advanced Nano Products Co. Ltd.	1,292	49,167
	Advanced Process Systems Corp.	4,914	58,903
	Aekyung Chemical Co. Ltd.	10,934	88,125
	Aekyung Industrial Co. Ltd.	5,255	50,306
*	Agabang & Company	5,822	28,678
	Ahnlab, Inc.	789	37,265
*	Air Busan Co. Ltd.	21,199	30,600
	Ajin Industrial Co. Ltd.	17,463	36,256
*	Alteogen, Inc.	1,255	309,558
*	ALUKO Co. Ltd.	23,633	35,237
*	Amicogen, Inc.	6,097	14,597

		Shares	Value»
SOUTH KOREA — (Continued)
	Amorepacific Corp.	2,454	$215,220
	Amorepacific Holdings Corp.	13,582	219,716
*	Ananti, Inc.	22,606	107,577
*	Anapass, Inc.	3,919	53,603
*	Anterogen Co. Ltd.	1,345	21,400
*	Aprogen Biologics	34,072	16,695
*	Aprogen, Inc.	33,975	16,637
*	APT Neuroscience, Inc.	21,604	17,018
	Asia Cement Co. Ltd.	7,032	54,410
	ASIA Holdings Co. Ltd.	353	64,782
*	Asia Pacific Satellite, Inc.	1,665	14,495
	Asia Paper Manufacturing Co. Ltd.	10,425	50,670
	ATEC Mobility Co. Ltd.	1,541	17,966
	ATON, Inc.	5,773	23,070
	Avaco Co. Ltd.	1,995	18,444
	Baiksan Co. Ltd.	4,498	44,986
	BGF Co. Ltd.	11,107	28,014
	BGF retail Co. Ltd.	2,796	211,281
	BGFecomaterials Co. Ltd.	9,172	18,963
#	BH Co. Ltd.	12,835	111,199
*	BHI Co. Ltd.	4,074	80,944
	Binggrae Co. Ltd.	1,954	129,859
	Bio Plus Co. Ltd.	6,144	33,079
*	Biodyne Co. Ltd.	3,385	35,278
*	Bioneer Corp.	4,057	44,843
	BioNote, Inc.	19,686	63,357
	BIT Computer Co. Ltd.	5,021	18,729
*	BNC Korea Co. Ltd.	14,197	41,493
	BNK Financial Group, Inc.	58,466	426,160
	Boditech Med, Inc.	3,922	47,670
	BoKwang Industry Co. Ltd.	6,273	18,296
	Boryung	10,368	61,751
*	Bukwang Pharmaceutical Co. Ltd.	8,221	23,170
	BYC Co. Ltd.	610	12,160
	Byucksan Corp.	14,139	24,323
	C&C International Co. Ltd.	1,132	25,644
*	Cafe24 Corp.	5,011	211,327
	Cape Industries Ltd.	6,603	30,201
	Caregen Co. Ltd.	4,970	83,254
*	Celltrion Pharm, Inc.	1,903	64,261
	Celltrion, Inc.	3,455	391,820
*	Chabiotech Co. Ltd.	5,138	39,699
	Cheil Electric Co. Ltd.	3,144	19,236

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Cheil Worldwide, Inc.	21,826	$284,863
	Chemtronics Co. Ltd.	5,189	81,168
	Cheryong Electric Co. Ltd.	3,474	76,620
	Chips&Media, Inc.	825	9,518
*	Choil Aluminum Co. Ltd.	17,841	21,368
	Chong Kun Dang Pharmaceutical Corp.	2,552	146,102
	Chongkundang Holdings Corp.	712	23,235
*	Chorokbaem Media Co. Ltd.	3,355	11,600
*	Chunbo Co. Ltd.	561	14,288
*	CJ CGV Co. Ltd.	36,827	125,911
	CJ CheilJedang Corp.	3,044	511,956
	CJ Corp.	4,763	416,351
*	CJ ENM Co. Ltd.	6,117	266,058
	CJ Freshway Corp.	3,540	60,456
	CJ Logistics Corp.	3,464	202,076
*	CJ Seafood Corp.	3,549	7,847
	CKD Bio Corp.	1,435	23,232
#	Classys, Inc.	3,918	177,162
	CLIO Cosmetics Co. Ltd.	2,840	36,006
*	CMG Pharmaceutical Co. Ltd.	16,036	27,835
*	CoAsia Corp.	3,630	8,111
*	Com2uS Holdings Corp.	2,279	31,862
	Com2uSCorp.	3,548	98,223
	Coocon Corp.	2,027	28,779
	Cosmax, Inc.	2,803	340,155
	Cosmecca Korea Co. Ltd.	2,257	68,638
*	CosmoAM&T Co. Ltd ..	1,916	53,074
*	Cosmochemical Co. Ltd.	4,021	43,860
	Coway Co. Ltd.	17,313	1,065,969
	Cowintech Co. Ltd.	3,449	31,360
	CR Holdings Co. Ltd.	1,168	4,287
*	Creative & Innovative System	20,591	104,661
	Creverse, Inc.	1,777	17,940
*	CrystalGenomics Invites Co. Ltd.	8,327	11,770
	CS Wind Corp.	8,776	239,566
*	CTC BIO, Inc.	2,105	10,193
*	Cube Entertainment, Inc.	1,822	25,199
	Cuckoo Holdings Co. Ltd.	3,529	60,326

		Shares	Value»
SOUTH KOREA — (Continued)
	Cuckoo Homesys Co. Ltd.	3,172	$50,823
	D.I Corp.	1,927	19,015
*††	DA Technology Co. Ltd.	31,140	832
	Dae Won Kang Up Co. Ltd.	14,791	40,567
*	Daea TI Co. Ltd.	15,604	44,837
	Daebongls Co. Ltd.	1,098	10,266
*	Daechang Co. Ltd.	20,462	18,871
	Daedong Corp.	6,323	45,759
	Daeduck Co. Ltd.	7,633	42,478
	Daeduck Electronics Co. Ltd.	12,129	119,068
	Daehan Flour Mill Co. Ltd.	235	21,613
	Daehan Steel Co. Ltd.	4,106	46,330
*	Dae-Il Corp.	11,490	37,944
	Daejoo Electronic Materials Co. Ltd.	1,918	111,126
	Daesang Corp.	11,856	199,274
	Daesang Holdings Co. Ltd.	5,289	39,624
	Daesung Energy Co. Ltd.	2,796	15,312
*	Daewon Cable Co. Ltd.	12,805	25,203
	Daewon Pharmaceutical Co. Ltd.	2,654	25,756
*	Daewoo Engineering & Construction Co. Ltd.	90,829	226,614
	Daewoong Co. Ltd.	7,323	104,515
	Daewoong Pharmaceutical Co. Ltd.	1,525	148,194
	Daihan Pharmaceutical Co. Ltd.	2,053	38,126
	Daishin Securities Co. Ltd.	10,036	126,405
*	Danal Co. Ltd.	28,022	56,835
	Daol Investment & Securities Co. Ltd.	13,713	32,695
	Daou Data Corp.	6,482	53,994
	Daou Technology, Inc.	9,379	143,247
*	Dasan Networks, Inc.	13,488	26,315
*	Dawonsys Co. Ltd.	9,803	59,518
	DB HiTek Co. Ltd.	15,421	416,877
	DB Insurance Co. Ltd.	14,244	917,674
	DB Securities Co. Ltd.	8,025	35,888
*	DB, Inc.	50,677	46,100
	Dear U Co. Ltd.	2,249	75,407
	Dentium Co. Ltd.	2,465	126,523

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Deutsch Motors, Inc.	5,727	$18,939
	Device Co. Ltd.	1,138	8,777
#*	Devsisters Co. Ltd.	1,977	54,969
*	Dexter Studios Co. Ltd.	2,247	10,735
	DI Dong Il Corp.	2,740	79,711
	Digital Daesung Co. Ltd.	3,688	19,818
*	DIO Corp.	1,795	24,577
	DIT Corp.	1,424	12,870
*	DK Tech Co. Ltd.	4,494	22,634
#	DL E&C Co. Ltd.	12,977	396,633
	DL Holdings Co. Ltd.	5,111	116,820
	DMS Co. Ltd.	7,061	31,443
	DN Automotive Corp.	11,798	170,850
	Dohwa Engineering Co. Ltd.	5,619	25,890
	Dong-A Socio Holdings Co. Ltd.	1,758	127,752
	Dong-A ST Co. Ltd.	2,180	73,767
	Dong-Ah Geological Engineering Co. Ltd.	3,254	33,857
	Dongbang Transport Logistics Co. Ltd.	14,000	23,463
	Dongjin Semichem Co. Ltd.	12,861	263,336
	Dongkoo Bio & Pharma Co. Ltd.	6,563	25,013
	DongKook Pharmaceutical Co. Ltd.	7,747	82,759
	Dongkuk Holdings Co. Ltd.	5,615	28,452
	Dongkuk Industries Co. Ltd.	13,571	35,672
	Dongkuk Steel Mill Co. Ltd.	12,709	81,985
	Dongsuh Cos., Inc.	2,720	49,816
	Dongsung Chemical Co. Ltd.	11,113	32,167
	Dongsung Finetec Co. Ltd.	5,860	102,244
*	Dongwha Enterprise Co. Ltd.	3,761	22,482
	Dongwha Pharm Co. Ltd.	5,228	23,104
	Dongwon Development Co. Ltd.	10,063	16,515
	Dongwon F&B Co. Ltd.	2,865	74,284
	Dongwon Systems Corp.	1,774	40,777

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwoon Anatech Co. Ltd.	6,586	$97,648
	Dongyang E&P, Inc.	2,102	29,727
*	Dongyang Steel Pipe Co. Ltd.	35,614	34,461
	Doosan Bobcat, Inc.	19,927	685,101
	Doosan Co. Ltd.	1,020	216,981
*	Doosan Enerbility Co. Ltd.	42,724	868,005
*	Doosan Fuel Cell Co. Ltd.	6,720	72,104
	Doosan Tesna, Inc.	3,689	65,503
	DoubleUGames Co. Ltd.	4,594	182,287
	Douzone Bizon Co. Ltd.	4,200	180,169
*	Dream Security Co. Ltd.	11,556	28,314
	Dreamtech Co. Ltd.	12,452	55,788
*	DRTECH Corp.	14,013	18,642
*	DS Dansuk Co. Ltd.	1,634	29,307
	DSC Investment, Inc.	3,625	18,105
*	Duk San Neolux Co. Ltd.	3,575	74,910
*	Duksan Hi-Metal Co. Ltd.	3,621	10,374
*	Duksan Techopia Co. Ltd.	683	10,710
	Duksung Co. Ltd.	4,385	19,312
	DY Deokyang Co. Ltd.	3,747	7,416
	DY POWER Corp.	2,826	23,234
*††	E Investment&Development Co. Ltd.	12,639	2,321
	Easy Holdings Co. Ltd.	8,326	20,101
	Echo Marketing, Inc.	6,831	39,896
*	Eco Volt Co. Ltd.	3,420	2,547
#*	Ecopro BM Co. Ltd.	1,281	91,246
#	Ecopro Co. Ltd.	3,566	127,488
	Ecopro HN Co. Ltd.	2,803	55,141
*	Edge Foundry Co. Ltd.	8,717	23,128
	E-MART, Inc.	4,062	261,322
*	EMKOREA Co. Ltd.	8,442	12,629
*	EMRO, Inc.	997	37,356
*	EM-Tech Co. Ltd.	1,387	11,898
*	Enchem Co. Ltd.	1,070	59,626
	ENF Technology Co. Ltd.	5,702	99,055
*	Enzychem Lifesciences Corp.	32,250	26,301
	Eo Technics Co. Ltd.	710	57,502
*	Eubiologics Co. Ltd.	9,902	91,546
	Eugene Corp.	11,560	28,376

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Eugene Investment & Securities Co. Ltd.	29,675	$57,839
	Eugene Technology Co. Ltd.	3,923	93,964
	Eusu Holdings Co. Ltd.	1,834	7,157
*	EV Advanced Material Co. Ltd.	12,617	12,793
*	Exem Co. Ltd.	12,943	19,617
	Exicon Co. Ltd.	1,062	7,642
#	F&F Co. Ltd.	5,154	255,910
	F&F Holdings Co. Ltd.	2,675	23,801
	FarmStory Co. Ltd.	13,144	11,194
*	Fine M-Tec Co. Ltd.	6,734	25,045
*	Fine Semitech Corp.	1,165	14,497
*††	Flask Co. Ltd.	16,391	6,823
*	Foosung Co. Ltd.	11,631	35,866
	Fursys, Inc.	253	7,981
	Gabia, Inc.	1,031	15,986
*	GAEASOFT	6,321	43,959
	Galaxia Moneytree Co. Ltd.	1,494	8,788
*	GAMSUNG Corp. Co. Ltd.	20,517	52,240
*	Gaon Cable Co. Ltd.	1,997	85,180
*	GC Cell Corp.	3,957	57,387
*	GeneOne Life Science, Inc.	10,305	16,788
*	Genexine, Inc.	12,910	41,629
*	Genomictree, Inc.	2,245	24,038
	Geumhwa PSC Co. Ltd.	1,478	27,356
	Global Standard Technology Co. Ltd.	5,152	62,172
*	Global Tax Free Co. Ltd.	4,758	18,656
*	GnBS eco Co. Ltd.	8,882	21,873
	GnCenergy Co. Ltd.	4,142	66,313
	GOLFZON Co. Ltd.	1,890	87,164
	Golfzon Holdings Co. Ltd.	6,991	22,974
	Gradiant Corp.	2,575	24,644
	Grand Korea Leisure Co. Ltd.	10,284	87,873
	Green Chemical Co. Ltd.	4,026	22,692
	Green Cross Corp.	703	61,345
	Green Cross Holdings Corp.	7,420	73,035
*††	Green Pine Tree Co. Ltd.	1,215	161
	GS Engineering & Construction Corp.	23,425	301,126
	GS Global Corp.	21,081	38,023

		Shares	Value»
SOUTH KOREA — (Continued)
	GS Holdings Corp. (078930 KS)	16,791	$456,567
*	GS P&L Co. Ltd.	2,026	30,147
	GS Retail Co. Ltd.	8,543	88,908
	Gwangju Shinsegae Co. Ltd.	821	16,095
	HAESUNG DS Co. Ltd.	5,681	92,336
	Haesung Industrial Co. Ltd.	4,764	21,764
	Han Kuk Carbon Co. Ltd.	6,718	91,815
	Hana Financial Group, Inc.	57,828	2,622,506
	Hana Materials, Inc.	1,567	30,589
#	Hana Micron, Inc.	14,108	108,058
*	Hana Technology Co. Ltd.	567	7,954
	Hana Tour Service, Inc.	3,973	145,451
*	Hanall Biopharma Co. Ltd.	1,468	28,690
	Hancom, Inc.	3,601	54,208
	Handok, Inc.	4,699	38,673
	Handsome Co. Ltd.	4,762	51,803
	Hanil Cement Co. Ltd.	11,016	138,949
	Hanil Feed Co. Ltd.	4,094	10,262
	Hanil Holdings Co. Ltd.	4,735	49,328
#	Hanjin Kal Corp.	2,099	116,882
	Hanjin Transportation Co. Ltd.	3,082	41,530
	Hankook Cosmetics Manufacturing Co. Ltd.	440	17,180
	Hankook Shell Oil Co. Ltd.	209	54,413
	Hankook Tire & Technology Co. Ltd.	27,328	793,764
	Hanmi Pharm Co. Ltd.	1,345	254,311
	Hanmi Science Co. Ltd.	2,272	46,432
#	Hanmi Semiconductor Co. Ltd.	9,019	482,673
	HanmiGlobal Co. Ltd.	4,359	49,214
	Hannong Chemicals, Inc.	3,518	36,929
*	Hanon Systems	61,061	153,014
	Hansae Co. Ltd.	6,871	53,956
	Hansol Chemical Co. Ltd.	2,785	226,938
	Hansol Paper Co. Ltd.	6,186	36,468
	Hansol Technics Co. Ltd.	11,028	37,045

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanssem Co. Ltd.	2,451	$73,189
	Hanwha Aerospace Co. Ltd.	3,773	2,120,440
	Hanwha Corp.	6,950	235,722
*	Hanwha Engine.	7,449	143,163
*	Hanwha Galleria Corp.	32,339	27,196
	Hanwha General Insurance Co. Ltd.	31,463	90,205
*	Hanwha Investment & Securities Co. Ltd.	40,945	99,018
*	Hanwha Life Insurance Co. Ltd.	58,541	109,201
*	Hanwha Ocean Co. Ltd.	2,180	120,451
	Hanwha Solutions Corp.	21,058	442,725
	Hanwha Systems Co. Ltd.	10,672	294,021
*	Hanwha Vision Co. Ltd.	9,088	385,606
	Hanyang Eng Co. Ltd.	4,208	48,113
	Hanyang Securities Co. Ltd.	4,035	37,985
*	Harim Co. Ltd.	16,057	34,550
	Harim Holdings Co. Ltd.	30,731	129,213
	HB SOLUTION Co. Ltd.	15,336	26,260
	HB Technology Co. Ltd.	17,460	23,984
	HD Hyundai Co. Ltd.	12,804	708,126
#	HD Hyundai Construction Equipment Co. Ltd.	5,265	250,716
	HD Hyundai Electric Co. Ltd.	3,593	781,926
*	HD Hyundai Energy Solutions Co. Ltd.	3,135	63,039
	HD Hyundai Heavy Industries Co. Ltd.	1,309	370,224
	HD Hyundai Infracore Co. Ltd.	68,981	400,737
	HD Hyundai Mipo	1,395	163,875
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,762	719,658
	HDC Holdings Co. Ltd.	12,724	172,011
	HDC Hyundai Development Co-Engineering & Construction	15,987	279,721

		Shares	Value»
SOUTH KOREA — (Continued)
*	HD-Hyundai Marine Engine	2,867	$74,583
	Hecto Innovation Co. Ltd.	2,910	24,155
*	Helixmith Co. Ltd.	7,814	14,577
*	Heung-A Shipping Co. Ltd.	18,027	19,764
*	HFR, Inc.	1,583	20,402
	High Tech Pharm Co. Ltd.	2,595	24,274
	Hite Jinro Co. Ltd.	10,085	137,137
*	HJ Shipbuilding & Construction Co. Ltd.	4,472	24,738
	HK inno N Corp.	5,284	149,817
	HL Holdings Corp.	2,259	58,164
	HL Mando Co. Ltd.	11,013	288,966
*	HLB Biostep Co. Ltd.	11,072	12,743
*	HLB Global Co. Ltd.	7,126	15,407
*	HLB Life Science Co. Ltd.	2,798	12,370
*	Hlb Pharma Ceutical Co. Ltd.	3,234	45,325
*	HLB, Inc.	4,215	168,086
	HMM Co. Ltd.	53,801	692,442
	Home Center Holdings Co. Ltd.	39,155	22,939
*	Homecast Co. Ltd.	1,250	2,229
#*	Hotel Shilla Co. Ltd.	5,465	168,825
	HPSP Co. Ltd.	9,460	149,704
	HS Hyosung Advanced Materials Corp.	927	115,938
*	HS Hyosung Corp.	484	13,918
	HS Industries Co. Ltd.	19,938	65,803
*	Hugel, Inc.	1,324	339,266
*	Humasis Co. Ltd.	23,782	22,605
	Humedix Co. Ltd.	2,350	66,184
	Huons Co. Ltd.	3,964	70,597
	Huons Global Co. Ltd.	2,364	83,282
	Husteel Co. Ltd.	11,607	39,148
	Huvitz Co. Ltd.	1,378	7,259
	Hwa Shin Co. Ltd.	12,397	68,733
*	Hwail Pharm Co. Ltd.	17,470	13,324
	Hwaseung Enterprise Co. Ltd.	7,025	38,337
	HYBE Co. Ltd.	2,091	393,484
*	Hydro Lithium, Inc.	15,765	18,014
	Hy-Lok Corp.	2,373	48,178
	Hyosung Corp.	2,175	81,203
#	Hyosung Heavy Industries Corp.	978	338,263
	Hyosung TNC Corp.	1,562	261,291
	Hyundai Autoever Corp.	2,224	192,756

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Bioland Co. Ltd.	9,432	$28,649
	Hyundai BNG Steel Co. Ltd.	2,374	20,376
	HYUNDAI Corp.	4,119	65,812
	Hyundai Corp. Holdings, Inc.	1,349	10,365
	Hyundai Department Store Co. Ltd.	7,314	307,242
	Hyundai Elevator Co. Ltd.	4,200	218,050
	Hyundai Engineering & Construction Co. Ltd.	14,556	426,573
	HYUNDAI EVERDIGM Corp.	3,482	20,976
	Hyundai Ezwel Co. Ltd.	6,979	26,028
	Hyundai Futurenet Co. Ltd.	11,431	23,113
	Hyundai GF Holdings	9,217	35,301
	Hyundai Glovis Co. Ltd.	11,481	920,567
	Hyundai Green Food	10,848	118,743
	Hyundai Home Shopping Network Corp.	1,431	48,865
	Hyundai Livart Furniture Co. Ltd.	1,211	6,189
*	Hyundai Marine & Fire Insurance Co. Ltd.	13,111	205,148
	Hyundai Mobis Co. Ltd.	6,634	1,245,259
	Hyundai Motor Co.	32,942	4,414,212
	Hyundai Motor Securities Co. Ltd.	7,975	36,661
	Hyundai Movex Co. Ltd.	9,382	29,617
	Hyundai Rotem Co. Ltd.	12,950	1,020,706
	Hyundai Steel Co.	16,274	280,162
#	Hyundai Wia Corp.	7,441	223,945
	HyVision System, Inc ..	4,877	54,397
	i3system, Inc.	1,753	70,307
	iFamilySC Co. Ltd.	4,076	59,655
*	Il Dong Pharmaceutical Co. Ltd.	2,726	22,674
	Iljin Diamond Co. Ltd.	1,775	15,295
	Iljin Electric Co. Ltd.	3,532	62,765
*	Iljin Hysolus Co. Ltd.	2,250	21,429
	Iljin Power Co. Ltd.	2,512	16,225
	Ilshin Spinning Co. Ltd.	4,566	27,789

		Shares	Value»
SOUTH KOREA — (Continued)
	Ilyang Pharmaceutical Co. Ltd.	4,169	$36,112
	iM Financial Group Co. Ltd.	61,274	443,034
	iMarketKorea, Inc.	6,912	38,622
	InBody Co. Ltd.	2,313	39,292
	Incar Financial Service Co. Ltd.	8,301	48,575
	Incross Co. Ltd.	2,882	14,757
	Industrial Bank of Korea	56,188	606,404
	Inhwa Precision Co. Ltd.	1,117	31,420
	Innocean Worldwide, Inc.	9,975	127,847
	InnoWireless Co. Ltd.	1,400	19,127
	Innox Advanced Materials Co. Ltd.	4,959	79,627
*	Insun ENT Co. Ltd.	4,769	17,164
*	Insung Information Co. Ltd.	11,363	17,672
	Intellian Technologies, Inc.	1,743	47,051
	Intelligent Digital Integrated Security Co. Ltd.	2,096	24,353
*	Interflex Co. Ltd.	6,369	37,472
††	Interojo Co. Ltd.	1,357	4,171
	INTOPS Co. Ltd.	4,300	48,743
	iNtRON Biotechnology, Inc.	6,721	19,380
	INVENI Co. Ltd.	746	26,626
	IS Dongseo Co. Ltd.	6,090	77,692
	ISC Co. Ltd.	1,628	56,716
	i-SENS, Inc.	2,624	30,247
*	ISU Abxis Co. Ltd.	4,524	16,128
*	ISU Chemical Co. Ltd.	2,758	10,971
#	IsuPetasys Co. Ltd.	16,345	369,043
*	ITEK, Inc.	7,578	30,835
*	ITM Semiconductor Co. Ltd.	2,598	22,003
*	Jahwa Electronics Co. Ltd.	6,861	57,505
	JB Financial Group Co. Ltd.	36,255	435,605
*	Jeju Air Co. Ltd.	13,797	65,020
	Jeju Bank	2,192	17,326
*	Jeju Semiconductor Corp.	7,929	70,381
*	Jin Air Co. Ltd.	5,121	32,114
	Jinsung T.E.C	4,760	30,195
	JNK Global Co. Ltd.	7,583	22,565
*	JNTC Co. Ltd.	6,528	62,948
*	JoyCity Corp.	19,057	21,993

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Jusung Engineering Co. Ltd.	8,449	$199,421
	JVM Co. Ltd.	1,905	31,055
	JW Holdings Corp.	8,366	18,114
	JW Life Science Corp.	5,759	46,554
	JW Pharmaceutical Corp.	3,479	54,629
	JYP Entertainment Corp.	5,961	289,955
	K Car Co. Ltd.	3,260	32,120
	K Ensol Co. Ltd.	1,765	14,426
	Kakao Corp.	14,769	396,765
#*	Kakao Games Corp.	15,326	153,052
	KakaoBank Corp.	17,262	270,569
*	Kakaopay Corp.	4,012	89,331
	Kangnam Jevisco Co. Ltd.	1,216	10,154
*	Kangstem Biotech Co. Ltd.	2,186	3,506
*	Kangwon Energy Co. Ltd.	4,568	22,867
	Kangwon Land, Inc.	15,250	174,081
	KB Financial Group, Inc. (105560 KS)	56,932	3,598,028
	KC Co. Ltd.	2,678	35,003
	KC Tech Co. Ltd.	3,105	57,226
	KCC Corp.	1,400	245,849
	KCC Glass Corp.	4,734	106,622
	KCTC	9,774	26,331
*	KEC Corp.	67,241	34,681
*	Keeps Biopharma, Inc.	2,707	20,386
*	Kencoa Aerospace Co.	1,971	16,838
	KEPCO Engineering & Construction Co., Inc.	1,761	84,105
	KEPCO Plant Service & Engineering Co. Ltd.	6,558	202,591
	KG Chemical Corp.	11,891	33,307
	KG Dongbusteel	19,552	81,492
	KG Eco Solution Co. Ltd.	11,316	43,847
*	KG Mobility Co.	21,140	48,481
	Kginicis Co. Ltd.	8,683	53,390
	KH Vatec Co. Ltd.	8,741	56,631
	Kia Corp.	56,228	3,573,473
*††	Kib Plug Energy	61,842	16,793
*	KidariStudio, Inc.	5,942	14,537
	KINX, Inc.	828	45,950
	KISCO Corp.	6,487	38,784
	KISCO Holdings Co. Ltd.	1,500	22,008
	KISWIRE Ltd.	3,308	40,269

		Shares	Value»
SOUTH KOREA — (Continued)
	KIWOOM Securities Co. Ltd.	4,283	$411,850
*	KMW Co. Ltd.	3,610	21,833
*	KNJ Co. Ltd.	2,471	27,473
	Koh Young Technology, Inc.	6,568	63,897
	Kolmar BNH Co. Ltd.	1,457	13,823
	Kolmar Holdings Co. Ltd.	5,313	35,621
	Kolmar Korea Co. Ltd.	4,189	223,870
	Kolon Corp.	2,058	33,798
	Kolon Industries, Inc.	8,052	170,857
*	Kolon Life Science, Inc.	1,355	24,971
	KoMiCo Ltd.	1,753	72,478
*	Komipharm International Co. Ltd.	3,794	16,237
	KONA I Co. Ltd.	1,584	43,250
	Korea Aerospace Industries Ltd.	15,090	883,227
	Korea Alcohol Industrial Co. Ltd.	4,444	28,448
	Korea Asset In Trust Co. Ltd.	24,703	40,469
*	Korea Circuit Co. Ltd.	2,773	19,787
	Korea District Heating Corp.	516	19,237
	Korea Electric Power Corp. (015760 KS)	16,765	302,358
	Korea Electric Power Corp. (KEP US), Sponsored ADR	22,118	201,053
	Korea Electric Terminal Co. Ltd.	2,931	132,873
	Korea Electronic Power Industrial Development Co. Ltd.	5,275	46,988
	Korea Fuel-Tech Corp.	8,951	29,399
	Korea Gas Corp.	3,926	106,952
*	Korea Information & Communications Co. Ltd.	6,679	36,351
	Korea Information Certificate Authority, Inc.	5,485	16,952
	Korea Investment Holdings Co. Ltd.	10,223	596,870
#*	Korea Line Corp.	110,625	118,365
	Korea Movenex Co. Ltd.	13,865	38,386

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Parts & Fasteners Co. Ltd.	2,318	$6,600
	Korea Petrochemical Ind Co. Ltd.	1,547	91,458
	Korea Petroleum Industries Co.	3,017	27,471
	Korea Ratings Corp.	357	22,494
	Korea Real Estate Investment & Trust Co. Ltd.	85,453	63,449
	Korea United Pharm, Inc.	3,544	48,734
	Korean Air Lines Co. Ltd.	47,149	695,110
#	Korean Reinsurance Co.	58,121	330,847
	Kortek Corp.	1,475	10,019
	KPX Chemical Co. Ltd.	267	8,430
*	Krafton, Inc.	4,278	1,119,989
	KSS LINE Ltd.	9,666	60,931
	KT Skylife Co. Ltd.	8,062	25,144
	KT&G Corp.	10,335	834,182
	KTCS Corp.	13,776	26,793
	Ktis Corp.	3,971	7,134
	Kukdong Oil & Chemicals Co. Ltd.	7,190	17,421
*	Kumho HT, Inc.	74,104	33,083
	Kumho Petrochemical Co. Ltd.	2,912	243,651
*	Kumho Tire Co., Inc.	44,275	149,857
	Kwang Dong Pharmaceutical Co. Ltd.	12,453	48,021
	Kyeong Nam Steel Co. Ltd.	7,026	15,039
	Kyeryong Construction Industrial Co. Ltd.	2,344	42,045
	Kyobo Securities Co. Ltd.	6,546	30,367
	Kyochon F&B Co. Ltd.	3,688	13,998
#	Kyung Dong Navien Co. Ltd.	2,557	130,867
	Kyungdong Pharm Co. Ltd.	2,400	9,743
	Kyung-In Synthetic Corp.	5,621	12,529
	KZ Precision Corp.	2,708	22,623
	L&C Bio Co. Ltd.	2,326	36,328
*	L&F Co. Ltd.	975	44,405
*	L&K Biomed Co. Ltd.	2,802	13,504
*	LabGenomics Co. Ltd.	22,431	33,917
	Lake Materials Co. Ltd.	15,672	141,105

		Shares	Value»
SOUTH KOREA — (Continued)
*	LB Semicon, Inc.	15,949	$37,670
	Lee Ku Industrial Co. Ltd.	6,694	20,022
	LEENO Industrial, Inc.	10,425	264,759
	LF Corp.	6,761	70,738
	LG Chem Ltd.	9,914	1,502,569
	LG Corp.	11,370	532,445
*	LG Display Co. Ltd. (034220 KS)	110,699	657,651
	LG Electronics, Inc.	30,175	1,514,652
#*	LG Energy Solution Ltd.	1,664	379,644
	LG H&H Co. Ltd.	1,706	404,222
*	LG HelloVision Co. Ltd.	17,581	32,576
	LG Innotek Co. Ltd.	5,139	505,149
	LG Uplus Corp.	78,945	666,578
	LIG Nex1 Co. Ltd.	2,498	564,346
*	LigaChem Biosciences, Inc.	1,239	91,307
*	LOT Vacuum Co. Ltd.	1,947	11,987
	Lotte Chemical Corp.	3,408	144,566
	Lotte Chilsung Beverage Co. Ltd.	2,458	189,678
	Lotte Corp.	8,889	141,016
*	Lotte Data Communication Co.	2,142	28,332
*	Lotte Energy Materials Corp.	8,113	129,402
	LOTTE Fine Chemical Co. Ltd.	6,158	150,421
*	Lotte Non-Life Insurance Co. Ltd.	23,223	28,139
	Lotte Rental Co. Ltd.	8,521	176,101
	Lotte Shopping Co. Ltd.	3,028	143,689
*	Lotte Tour Development Co. Ltd.	7,885	60,182
	Lotte Wellfood Co. Ltd.	1,354	112,842
	LS Corp.	5,338	494,519
	LS Eco Energy Ltd.	4,332	98,014
	LS Electric Co. Ltd.	3,097	447,306
	LS Marine Solution Co. Ltd.	2,112	26,557
	LS Materials Ltd.	2,500	19,609
	LS SECURITIES Co. Ltd.	4,859	13,640
*	LVMC Holdings	47,047	57,793
	LX Hausys Ltd.	2,771	56,225
	LX Holdings Corp.	20,816	95,884
	LX International Corp.	14,385	268,290
	LX Semicon Co. Ltd.	4,783	182,041

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	M.I.Tech Co. Ltd.	6,034	$34,187
#	Macquarie Korea Infrastructure Fund	41,986	338,406
	Macrogen, Inc.	1,693	19,075
	Maeil Dairies Co. Ltd.	1,774	46,004
*	Manyo Co. Ltd.	3,514	45,564
	Mcnex Co. Ltd.	5,226	88,050
*	Mediana Co. Ltd.	2,660	11,303
*	Medipost Co. Ltd.	3,223	20,802
	Medytox, Inc.	849	104,303
*	Meerecompany, Inc.	533	6,775
	MegaStudyEdu Co. Ltd.	2,640	89,046
	Meritz Financial Group, Inc.	20,055	1,751,993
	META BIOMED Co. Ltd.	5,245	16,941
	Mgame Corp.	7,080	25,280
*	MiCo Ltd.	4,582	33,553
*	Micro Digital Co. Ltd.	3,450	22,985
*	Mirae Asset Life Insurance Co. Ltd.	20,945	80,026
	Mirae Asset Securities Co. Ltd.	42,722	355,119
	Mirae Asset Venture Investment Co. Ltd.	9,580	32,695
	Misto Holdings Corp.	6,198	161,174
	Miwon Commercial Co. Ltd.	444	59,875
	Miwon Specialty Chemical Co. Ltd.	430	47,931
	MK Electron Co. Ltd.	8,724	46,492
	MNTech Co. Ltd.	3,318	18,398
	Modetour Network, Inc.	2,818	22,268
*	MONAYONGPYONG	9,266	28,877
	Moorim P&P Co. Ltd.	2,932	6,122
	Motonic Corp.	1,465	9,874
	Motrex Co. Ltd.	5,448	32,863
	mPlus Corp.	1,886	9,912
*	MS Autotech Co. Ltd.	26,141	42,864
	Muhak Co. Ltd.	2,116	10,850
	Multicampus Co. Ltd.	345	7,915
	Myoung Shin Industrial Co. Ltd.	15,390	90,462
	Namhae Chemical Corp.	6,832	32,762
*	Namsun Aluminum Co. Ltd.	40,282	40,362
	Namuga Co. Ltd.	4,008	36,346
	Namyang Dairy Products Co. Ltd.	860	46,035
*	Nature & Environment Co. Ltd.	20,996	11,184

		Shares	Value»
SOUTH KOREA — (Continued)
	Nature Holdings Co. Ltd.	6,276	$44,380
	NAVER Corp.	3,217	452,650
	NCSoft Corp.	1,202	123,728
	NeoPharm Co. Ltd.	2,099	20,305
	Neosem, Inc.	2,906	20,438
*	Neowiz	5,728	94,174
*	Nepes Ark Corp.	4,071	30,171
*	Neptune Co.	8,753	45,301
Ω	Netmarble Corp.	5,080	159,796
	New Power Plasma Co. Ltd.	11,784	38,398
*	Newflex Technology Co. Ltd.	3,734	11,895
	Nexen Corp.	9,583	31,763
	Nexen Tire Corp.	12,451	47,295
*	Nexon Games Co. Ltd.	5,186	47,082
#	NEXTIN, Inc.	2,819	106,237
	NH Investment & Securities Co. Ltd.	39,958	431,981
	NHN Corp.	6,596	102,907
	NHN KCP Corp.	9,181	49,751
	NICE Holdings Co. Ltd.	11,860	93,890
	Nice Information & Telecommunication, Inc.	2,355	30,788
	NICE Information Service Co. Ltd.	10,065	91,397
	NICE Infra Co. Ltd.	2,475	8,896
	Nong Shim Holdings Co. Ltd.	533	25,163
	NongShim Co. Ltd.	721	204,334
	NOROO Paint & Coatings Co. Ltd.	5,290	30,906
	NOVAREX Co. Ltd.	5,483	39,379
	Novatech Co. Ltd.	681	9,004
	OCI Co. Ltd.	2,410	93,468
	OCI Holdings Co. Ltd.	6,036	274,896
*	Okins Electronics Co. Ltd.	2,529	8,707
	ONEJOON Co. Ltd.	4,350	27,702
	Opasnet Co. Ltd.	1,536	7,530
	Oriental Precision & Engineering Co. Ltd.	11,756	45,654
	Orion Corp.	7,398	641,250
	Orion Holdings Corp.	13,454	173,324
	Osang Healthcare Co. Ltd.	1,314	12,758
*	OSTEONIC Co. Ltd.	5,143	25,047
*	Osung Advanced Materials Co. Ltd.	31,426	31,090

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Otoki Corp.	744	$209,550
*	Paik Kwang Industrial Co. Ltd.	8,514	39,026
	Pan Ocean Co. Ltd.	84,120	197,938
	Pang Rim Co. Ltd.	5,498	15,214
	Paradise Co. Ltd.	17,392	151,514
	Park Systems Corp.	1,529	217,826
	Partron Co. Ltd.	21,387	103,339
*	Pearl Abyss Corp.	1,669	41,580
*	Pentastone Electronics, Inc.	8,385	16,959
	People & Technology, Inc.	6,595	188,270
*	Peptron, Inc.	1,115	127,553
	PHA Co. Ltd.	2,750	19,149
	PharmaResearch Co. Ltd.	1,495	395,979
*	PharmGen Science, Inc.	3,656	10,322
	Pharmicell Co. Ltd.	6,457	47,988
	Philenergy Co. Ltd.	2,261	23,208
*	Philoptics Co. Ltd.	2,005	43,082
	PI Advanced Materials Co. Ltd.	6,611	76,134
*	Polaris AI Corp.	10,275	17,602
*	Polaris Office Corp.	4,725	16,725
	Pond Group Co. Ltd.	2,084	8,805
*	PonyLink Co. Ltd.	39,918	28,941
	Poongsan Corp.	9,234	385,548
	Poongsan Holdings Corp.	3,296	66,460
	Posco DX Co. Ltd.	10,374	178,931
*	POSCO Future M Co. Ltd.	738	64,792
	POSCO Holdings, Inc. (005490 KS)	8,466	1,547,185
#	Posco International Corp.	16,160	557,109
	Posco M-Tech Co. Ltd.	2,412	20,506
	POSCO Steeleon Co. Ltd.	1,461	38,765
*	Power Logics Co. Ltd.	13,626	44,394
*	Prestige Biologics Co. Ltd.	6,539	19,163
	Protec Co. Ltd.	1,575	26,566
	PSK Holdings, Inc.	1,973	48,089
	PSK, Inc.	7,105	89,124
	Pulmuone Co. Ltd.	5,719	59,068
	Pumtech Korea Co. Ltd.	2,181	83,894
*	Rainbow Robotics	533	101,104
*	Refine Co. Ltd.	4,423	38,664

		Shares	Value»
SOUTH KOREA — (Continued)
*	Reyon Pharmaceutical Co. Ltd.	2,064	$16,502
	RFHIC Corp.	2,728	29,649
*	RFTech Co. Ltd.	10,614	27,769
*	Robotis Co. Ltd.	476	11,492
	Rorze Systems Corp.	2,535	26,030
	S Net Systems, Inc.	2,884	8,951
	S&D Co. Ltd.	24	1,526
	S&S Tech Corp.	4,116	99,617
	S-1 Corp.	4,849	216,122
*	Sajo Industries Co. Ltd.	1,155	29,408
	Sajodaerim Corp.	1,071	28,668
	Sajodongaone Co. Ltd.	12,597	9,415
	Sam Chun Dang Pharm Co. Ltd.	731	72,387
	Sam Young Electronics Co. Ltd.	3,536	26,487
	Sam Yung Trading Co. Ltd.	3,091	29,689
	Sam-A Aluminum Co. Ltd.	398	7,045
	Samchully Co. Ltd.	401	25,857
	SAMHWA Paints Industrial Co. Ltd.	5,105	21,546
	Samick THK Co. Ltd.	1,032	7,123
*	Samil Pharmaceutical Co. Ltd.	2,221	20,430
	Samji Electronics Co. Ltd.	1,801	13,275
	Samjin Pharmaceutical Co. Ltd.	1,982	24,876
	Sammok S-Form Co. Ltd.	1,590	23,523
	SAMPYO Cement Co. Ltd.	21,453	47,438
*Ω	Samsung Biologics Co. Ltd.	1,007	745,249
	Samsung C&T Corp.	15,734	1,354,058
	Samsung Card Co. Ltd. (029780 KS)	8,836	260,948
	Samsung Electro-Mechanics Co. Ltd.	9,053	746,907
	Samsung Electronics Co. Ltd. (005930 KS)	635,990	24,814,762
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	553	538,477
	Samsung Electronics Co. Ltd. (SSNHZ US), GDR	3,955	3,820,530

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Engineering Co. Ltd.	49,273	$666,238
	Samsung Fire & Marine Insurance Co. Ltd.	4,443	1,172,186
*	Samsung Heavy Industries Co. Ltd.	39,257	402,212
	Samsung Life Insurance Co. Ltd.	12,695	770,810
*	Samsung Pharmaceutical Co. Ltd.	8,615	9,091
	Samsung SDI Co. Ltd.	10,329	1,279,046
	Samsung SDS Co. Ltd.	7,048	635,142
	Samsung Securities Co. Ltd.	19,068	698,967
	SAMT Co. Ltd.	21,138	40,309
	Samwha Capacitor Co. Ltd.	2,326	40,613
	Samwha Electric Co. Ltd.	1,472	29,079
	Samyang Corp.	1,802	60,653
	Samyang Foods Co. Ltd.	827	564,461
	Samyang Holdings Corp.	1,687	73,015
	Samyoung Co. Ltd.	7,430	21,131
	Sang-A Frontec Co. Ltd.	2,092	22,994
	Sangsin Energy Display Precision Co. Ltd.	2,372	12,757
	Saramin Co. Ltd.	2,002	22,116
	Satrec Initiative Co. Ltd.	1,040	32,888
	SD Biosensor, Inc.	17,143	113,346
	SeAH Besteel Holdings Corp.	6,904	86,902
	SeAH Steel Corp.	697	86,767
	SeAH Steel Holdings Corp.	787	124,463
	Sebang Co. Ltd.	4,106	32,964
	Sebang Global Battery Co. Ltd.	2,276	110,291
	Seegene, Inc.	5,358	99,074
	Segyung Hitech Co. Ltd.	3,567	17,661
	Sejin Heavy Industries Co. Ltd.	2,630	16,086
	Sekonix Co. Ltd.	4,325	16,262
	Seobu T&D	8,529	34,542
	Seohee Construction Co. Ltd.	27,909	34,015

		Shares	Value»
SOUTH KOREA — (Continued)
*	Seojin System Co. Ltd.	7,990	$114,564
*	Seoul Auction Co. Ltd.	4,356	27,141
*	Seoul Semiconductor Co. Ltd.	19,882	93,085
	Seoyon Co. Ltd.	6,312	33,015
	Seoyon E-Hwa Co. Ltd.	8,945	74,160
*††	Sewon E&C Co. Ltd.	4,592	569
	SFA Engineering Corp.	7,285	104,024
*	SFA Semicon Co. Ltd.	17,707	37,288
	SGC Energy Co. Ltd.	4,281	70,179
	Shin Heung Energy & Electronics Co. Ltd.	10,388	30,978
	Shindaeyang Paper Co. Ltd.	4,097	24,640
	Shinhan Financial Group Co. Ltd. (055550 KS)	68,123	2,461,963
	Shinsegae International, Inc.	5,312	36,671
	Shinsegae, Inc.	3,478	385,614
	Shinsung Delta Tech Co. Ltd.	1,657	69,152
*	Shinsung E&G Co. Ltd.	37,363	35,916
	Shinsung ST Co. Ltd.	376	8,418
	Shinwon Corp.	20,627	24,917
*	Shinyoung Securities Co. Ltd.	1,624	101,711
	Showbox Corp.	4,208	9,617
*	Silicon2 Co. Ltd.	2,743	69,002
	SIMMTECH Co. Ltd.	7,634	84,766
	Sindoh Co. Ltd.	945	28,618
	Sinil Pharm Co. Ltd.	1,809	8,249
*	SK Biopharmaceuticals Co. Ltd.	4,718	353,790
*	SK Bioscience Co. Ltd.	2,863	79,875
	SK Chemicals Co. Ltd.	3,789	106,044
	SK Discovery Co. Ltd.	3,629	106,207
*	SK Eternix Co. Ltd.	1,130	13,528
	SK Gas Ltd.	431	72,624
#	SK Hynix, Inc.	99,014	12,354,281
#*Ω	SK IE Technology Co. Ltd.	8,840	139,264
	SK Innovation Co. Ltd.	7,700	511,443
	SK Networks Co. Ltd.	15,002	44,554
*	SK oceanplant Co. Ltd.	5,221	54,990
	SK Securities Co. Ltd.	138,163	46,966
	SK Telecom Co. Ltd. (017670 KS)	5,828	222,669

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SK, Inc.	6,746	$627,856
*	SKC Co. Ltd.	726	52,083
#	SL Corp.	9,449	218,219
	SM Entertainment Co. Ltd.	1,282	111,472
*	SMEC Co. Ltd.	18,538	35,252
#	SNT Dynamics Co. Ltd.	6,419	149,736
	SNT Holdings Co. Ltd.	1,458	34,030
	SNT Motiv Co. Ltd.	7,390	143,430
*	SOCAR, Inc.	1,795	18,298
	S-Oil Corp.	8,139	297,284
*	Solborn, Inc.	2,404	6,475
	Solid, Inc.	16,970	85,145
*	SOLUM Co. Ltd.	14,309	165,602
	Solus Advanced Materials Co. Ltd.	10,671	64,086
*	Solux Co. Ltd.	7,431	20,186
	Songwon Industrial Co. Ltd.	4,658	37,437
#	Soop Co. Ltd.	2,463	142,111
	Soosan Industries Co. Ltd.	3,328	46,508
	Soulbrain Co. Ltd.	1,445	176,026
	Soulbrain Holdings Co. Ltd.	1,690	37,091
	SPG Co. Ltd.	2,287	40,238
	ST Pharm Co. Ltd.	1,297	72,000
	STIC Investments, Inc.	7,407	51,589
	Straffic Co. Ltd.	6,177	17,134
*	Studio Dragon Corp.	4,615	166,313
*	STX Engine Co. Ltd.	2,023	34,161
*	Sugentech, Inc.	2,991	11,585
	Suheung Co. Ltd.	950	9,559
*	Sukgyung AT Co. Ltd.	291	10,106
	Sun Kwang Co. Ltd.	934	10,678
	Sung Kwang Bend Co. Ltd.	5,699	109,192
*	Sungeel Hitech Co. Ltd.	1,079	25,552
	Sungshin Cement Co. Ltd.	4,045	26,185
	Sungwoo Hitech Co. Ltd.	21,774	85,344
	Sunjin Co. Ltd.	6,694	27,629
	Sunny Electronics Corp.	7,540	9,026
*	Suprema, Inc.	1,957	44,656
*	SY Co. Ltd.	2,817	7,374
	SY Steel Tech, Inc.	5,248	20,029
*	Synergy Innovation Co. Ltd.	13,058	26,384
#*	Synopex, Inc.	25,669	114,431
	Systems Technology, Inc.	3,911	54,830

		Shares	Value»
SOUTH KOREA — (Continued)
	T&L Co. Ltd.	1,798	$91,154
	Taekwang Industrial Co. Ltd.	88	46,867
*	Taesung Co. Ltd.	3,380	48,992
*	Taewoong Co. Ltd.	5,596	59,176
	Taeyang Metal Industrial Co. Ltd.	2,443	5,139
*	Taihan Electric Wire Co. Ltd.	8,191	67,106
	TCC Steel	1,417	19,903
	TechWing, Inc.	3,485	83,736
	Telechips, Inc.	1,750	16,671
	TES Co. Ltd.	2,767	39,202
*	Theragen Etex Co. Ltd.	3,017	6,384
*	TK Chemical Corp.	18,495	20,015
	TK Corp.	3,223	47,702
	TKG Huchems Co. Ltd.	8,082	91,388
	TLB Co. Ltd.	1,294	15,621
	Tokai Carbon Korea Co. Ltd.	1,873	112,725
*	Tongyang Life Insurance Co. Ltd.	22,503	96,751
*	Tongyang, Inc.	32,625	13,433
	Toptec Co. Ltd.	13,629	39,581
	Tovis Co. Ltd.	3,928	43,643
	TS Corp.	15,745	37,672
	TSE Co. Ltd.	1,336	38,443
*	TSI Co. Ltd.	2,176	9,140
*	Tuksu Construction Co. Ltd.	1,248	7,172
*	Tway Air Co. Ltd.	38,921	58,143
	TYM Corp.	8,599	27,159
	UBCare Co. Ltd.	1,821	4,837
	Ubiquoss Holdings, Inc.	2,215	15,389
	Ubiquoss, Inc.	4,740	25,052
*	Ubivelox, Inc.	4,935	25,919
	Uju Electronics Co. Ltd.	1,489	28,708
*	Uni-Chem Co. Ltd.	8,568	9,876
	Unid Co. Ltd.	1,737	107,287
	Union Semiconductor Equipment & Materials Co. Ltd.	5,005	20,855
	Uniquest Corp.	1,908	7,712
*	UniTest, Inc.	2,780	19,316
	Unitrontech Co. Ltd.	9,773	40,335
	Value Added Technology Co. Ltd.	2,625	37,482
	Viatron Technologies, Inc.	4,839	25,953
*††	Vidente Co. Ltd.	14,607	6,402

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Vieworks Co. Ltd.	1,948	$33,630
*	Vina Tech Co. Ltd.	352	6,203
	VIOL Co. Ltd.	11,777	69,555
	Vitzro Tech Co. Ltd.	4,793	26,301
	Vitzrocell Co. Ltd.	4,747	79,749
*	VM, Inc.	2,186	17,861
*	VT Co. Ltd.	6,844	183,886
	Webcash Corp.	2,174	18,753
	Webzen, Inc.	6,177	59,913
*	Wemade Co. Ltd.	2,437	49,176
	Whanin Pharmaceutical Co. Ltd.	3,526	29,087
	WINS Technet Co. Ltd.	3,156	25,711
	WiSoL Co. Ltd.	7,448	35,866
	Won Tech Co. Ltd.	19,497	112,723
*	Wonik Holdings Co. Ltd.	18,829	54,854
	WONIK IPS Co. Ltd.	5,075	80,843
	Wonik Materials Co. Ltd.	4,167	59,203
	Wonik QnC Corp.	5,858	70,017
	Woojin, Inc.	8,723	49,439
*	Woongjin Co. Ltd.	9,328	9,260
*	Wooree Bio Co. Ltd.	10,286	16,408
	Woori Financial Group, Inc. (316140 KS)	184,835	2,301,666
#*	Woori Technology Investment Co. Ltd.	17,795	82,826
*	Woori Technology, Inc.	17,393	24,592
*	Woosu AMS Co. Ltd.	5,430	11,779
	Worldex Industry & Trading Co. Ltd.	4,605	56,587
*	Wysiwyg Studios Co. Ltd.	18,114	16,184
	Xexymix Corp.	7,154	30,645
	Y G-1 Co. Ltd.	4,569	18,764
*	YC Corp.	2,627	18,153
*	Yest Co. Ltd.	3,463	40,979
	YG Entertainment, Inc.	2,017	95,225
*	YG PLUS	4,386	16,891
*	YMT Co. Ltd.	3,261	20,712
	Youlchon Chemical Co. Ltd.	1,117	21,955
	Young Poong Corp.	970	25,336
	Youngone Corp.	6,789	226,381
	Youngone Holdings Co. Ltd.	2,863	192,729
	Yuanta Securities Korea Co. Ltd.	27,721	57,705
	Yuhan Corp.	1,345	107,746
*	Yungjin Pharmaceutical Co. Ltd.	10,300	14,750
	Zeus Co. Ltd.	3,897	35,463

		Shares	Value»
SOUTH KOREA — (Continued)
	Zinus, Inc.	3,761	$46,137

TOTAL SOUTH KOREA			162,374,905

SPAIN — (0.0%)
	AmRest Holdings SE	22,496	105,335

TAIWAN — (23.7%)
	104 Corp.	4,000	28,574
	91APP, Inc.	30,000	78,583
	Aaeon Technology, Inc.	8,398	32,986
	ABC Taiwan Electronics Corp.	19,210	8,928
	Abico Avy Co. Ltd.	45,000	44,221
#	Ability Enterprise Co. Ltd.	54,000	78,704
	Ability Opto-Electronics Technology Co. Ltd.	7,000	28,748
	AcBel Polytech, Inc.	292,890	235,997
	Accton Technology Corp.	48,000	894,063
	Acer E-Enabling Service Business, Inc.	6,000	45,388
#	Acer, Inc.	549,000	599,906
*	ACES Electronic Co. Ltd.	53,882	81,239
*	Acon Holding, Inc.	108,000	30,944
#	Acter Group Corp. Ltd.	41,000	516,118
	Action Electronics Co. Ltd.	112,000	53,620
	Actron Technology Corp.	20,902	83,787
	ADATA Technology Co. Ltd.	133,417	348,998
	Adda Corp.	11,000	6,863
	Addcn Technology Co. Ltd.	15,634	85,444
*	Adimmune Corp.	107,000	66,376
	Advanced Ceramic X Corp.	15,000	57,117
	Advanced Energy Solution Holding Co. Ltd.	6,000	160,174
	Advanced International Multitech Co. Ltd.	51,000	108,458
#*	Advanced Optoelectronic Technology, Inc.	42,000	21,019
	Advanced Power Electronics Corp.	16,000	37,083
#	Advanced Wireless Semiconductor Co.	39,000	92,733

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Advancetek Enterprise Co. Ltd.	127,000	$286,251
	Advantech Co. Ltd.	49,498	518,549
*	AEON Motor Co. Ltd.	9,000	7,934
	Aero Win Technology Corp.	12,000	22,207
	Aerospace Industrial Development Corp.	79,000	115,790
	AGV Products Corp.	162,000	56,795
	AIC, Inc.	9,028	84,168
	Air Asia Co. Ltd.	10,000	11,824
	Airoha Technology Corp.	6,000	95,014
	Airtac International Group	27,000	741,588
	Alchip Technologies Ltd.	17,000	1,136,037
	Alexander Marine Co. Ltd.	5,272	23,469
*	Algoltek, Inc.	7,000	9,381
	All Ring Tech Co. Ltd. .	12,000	96,000
	Allied Circuit Co. Ltd.	6,470	23,561
#	Allied Supreme Corp.	20,000	152,237
#	Allis Electric Co. Ltd.	57,252	166,183
	Alltek Technology Corp.	101,480	122,312
	Alltop Technology Co. Ltd.	18,000	137,543
	Alpha Networks, Inc.	72,000	62,126
#	Altek Corp.	109,962	125,389
	Amazing Microelectronic Corp.	27,564	64,261
	Ambassador Hotel	63,000	88,586
	AMPACS Corp.	27,000	27,714
	Ampak Technology, Inc.	16,000	47,438
	Ampire Co. Ltd.	18,000	16,928
	Ample Electronic Technology Co. Ltd.	7,000	21,811
	AMPOC Far-East Co. Ltd.	33,000	90,576
#	AmTRAN Technology Co. Ltd.	242,024	108,488
*	Amulaire Thermal Technology, Inc.	24,000	18,956
	Anderson Industrial Corp.	50,000	21,218
	Anji Technology Co. Ltd.	27,299	25,148
#	Anpec Electronics Corp.	25,000	118,079
	Aopen, Inc.	11,000	15,907

		Shares	Value»
TAIWAN — (Continued)
#	Apac Opto Electronics, Inc.	24,000	$55,906
	Apacer Technology, Inc.	37,000	53,239
#	APAQ Technology Co. Ltd.	15,000	46,696
	APCB, Inc.	49,000	22,309
	Apex Biotechnology Corp.	25,000	24,604
	Apex Dynamics, Inc.	1,000	21,011
*	Apex International Co. Ltd.	73,681	53,271
	Apex Science & Engineering	54,060	18,919
	ARBOR Technology Corp.	9,000	12,895
	Arcadyan Technology Corp.	61,000	451,399
	Ardentec Corp.	247,000	576,173
	ARES International Corp.	12,000	24,234
#	Argosy Research, Inc.	28,000	127,153
#	Arizon RFID Technology Cayman Co. Ltd.	8,000	45,060
	ASE Technology Holding Co. Ltd.	304,000	1,295,404
	Asia Cement Corp.	439,000	618,351
	Asia Electronic Material Co. Ltd.	22,000	13,819
	Asia Optical Co., Inc.	68,000	289,040
	Asia Polymer Corp.	121,000	47,965
	Asia Tech Image, Inc.	20,000	60,445
	Asia Vital Components Co. Ltd.	33,331	489,383
	ASIX Electronics Corp.	16,000	45,624
	ASMedia Technology, Inc.	6,000	317,244
	ASolid Technology Co. Ltd.	9,000	15,610
	ASPEED Technology, Inc.	6,200	583,273
	ASROCK, Inc.	16,000	88,098
	Asustek Computer, Inc.	82,000	1,499,525
	ATE Energy International Co. Ltd.	46,000	33,749
	Aten International Co. Ltd.	24,000	51,426
	Auden Techno Corp.	10,358	27,676
	Audix Corp.	20,000	37,567
	AUO Corp. (2409 TT)	1,235,200	475,243

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	AURAS Technology Co. Ltd.	10,000	$154,217
	Aurora Corp.	9,000	17,209
	Avalue Technology, Inc.	20,000	61,311
#	Avermedia Technologies	38,000	45,836
	Axiomtek Co. Ltd.	24,893	79,932
	Azurewave Technologies, Inc.	31,000	44,438
	Bafang Yunji International Co. Ltd.	14,000	80,305
	Bank of Kaohsiung Co. Ltd.	243,754	90,520
*	Baotek Industrial Materials Ltd.	22,000	22,414
	Basso Industry Corp.	41,000	47,759
	BenQ Materials Corp.	73,000	54,318
	BES Engineering Corp.	501,000	165,468
	Billion Electric Co. Ltd.	13,000	12,688
	Bin Chuan Enterprise Co. Ltd.	29,000	44,242
	B’in Live Co. Ltd.	8,000	17,632
	Bionime Corp.	11,000	19,355
*	Biostar Microtech International Corp.	31,000	18,265
	Bioteque Corp.	15,000	59,350
	Bizlink Holding, Inc.	34,183	578,656
	Bon Fame Co. Ltd.	9,000	21,276
#*	Bonny Worldwide Ltd.	5,000	25,500
	Bora Pharmaceuticals Co. Ltd.	11,494	256,759
	Brave C&H Supply Co. Ltd.	8,000	24,917
	Bright Led Electronics Corp.	32,000	18,265
	Brightek Optoelectronic Co. Ltd.	19,000	26,755
	Brighten Optix Corp.	2,248	9,766
	Brighton-Best International Taiwan, Inc.	150,000	156,464
	Brillian Network & Automation Integrated System Co. Ltd.	6,777	38,866
#	Browave Corp.	20,000	99,047
	C Sun Manufacturing Ltd.	25,600	113,629
*	Calin Technology Co. Ltd.	33,000	29,728
	Calitech Co. Ltd.	10,000	19,469

		Shares	Value»
TAIWAN — (Continued)
*	Caliway Biopharmaceuticals Co. Ltd.	5,000	$104,494
*	Cameo Communications, Inc.	98,000	27,134
	Capital Futures Corp.	59,856	90,801
#	Capital Securities Corp.	660,000	536,975
*	Career Technology MFG. Co. Ltd.	223,871	81,982
#	Castles Technology Co. Ltd.	34,225	74,054
	Caswell, Inc.	15,000	42,146
	Catcher Technology Co. Ltd.	117,000	796,444
	Cathay Chemical Works	8,000	13,567
	Cathay Consolidated, Inc.	14,299	41,722
	Cathay Financial Holding Co. Ltd.	761,358	1,402,809
	Cathay Real Estate Development Co. Ltd.	212,000	128,163
	CCP Contact Probes Co. Ltd.	33,554	29,035
*	Celxpert Energy Corp.	31,821	28,717
	Cenra, Inc.	25,000	27,116
#	Center Laboratories, Inc.	199,773	223,270
	Central Reinsurance Co. Ltd.	176,105	144,683
	Century Iron & Steel Industrial Co. Ltd.	74,000	407,798
	Chailease Holding Co. Ltd.	337,723	1,215,160
	Chain Chon Industrial Co. Ltd.	47,032	19,768
*	ChainQui Construction Development Co. Ltd.	49,000	21,939
	Chaintech Technology Corp.	13,000	14,446
	Champion Microelectronic Corp.	20,000	28,628
	Chang Hwa Commercial Bank Ltd.	1,080,480	616,113
	Chang Wah Electromaterials, Inc.	117,000	157,505

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chang Wah Technology Co. Ltd.	149,000	$167,998
	Channel Well Technology Co. Ltd.	63,000	142,953
	Chant Sincere Co. Ltd.	19,000	29,761
	Charoen Pokphand Enterprise	66,800	209,042
	Chateau International Development Co. Ltd.	12,810	11,851
	CHC Healthcare Group	52,000	70,360
	CHC Resources Corp.	14,000	31,505
	Chen Full International Co. Ltd.	46,000	68,977
	Chenbro Micom Co. Ltd.	11,000	85,917
	Cheng Loong Corp.	327,000	178,695
*	Cheng Mei Materials Technology Corp.	181,962	73,560
	Cheng Shin Rubber Industry Co. Ltd.	504,000	778,435
	Cheng Uei Precision Industry Co. Ltd.	154,000	236,019
#	Chenming Electronic Technology Corp.	37,000	102,856
	Chia Chang Co. Ltd.	44,000	53,492
	Chia Hsin Cement Corp.	136,220	63,232
	Chicony Electronics Co. Ltd.	129,000	621,568
	Chicony Power Technology Co. Ltd.	67,000	224,232
	Chief Telecom, Inc.	9,300	125,718
	Chien Kuo Construction Co. Ltd.	39,200	34,988
	Chien Shing Harbour Service Co. Ltd.	22,000	33,168
*	Chien Shing Stainless Steel Co. Ltd.	35,616	13,670
	China Airlines Ltd.	1,046,000	689,064
	China Bills Finance Corp.	224,000	104,403
	China Container Terminal Corp.	41,000	36,850
	China Ecotek Corp.	8,000	13,857
	China Electric Manufacturing Corp.	101,000	43,033
	China Fineblanking Technology Co. Ltd.	13,000	11,398

		Shares	Value»
TAIWAN — (Continued)
#	China General Plastics Corp.	138,000	$48,033
	China Glaze Co. Ltd.	46,000	23,231
*	China Man-Made Fiber Corp.	460,000	91,378
	China Metal Products	106,000	87,870
	China Motor Corp.	119,000	266,896
#*	China Petrochemical Development Corp.	1,413,490	317,736
#	China Steel Chemical Corp.	64,000	182,951
	China Steel Corp.	1,447,000	935,765
	China Steel Structure Co. Ltd.	27,000	36,998
	China Wire & Cable Co. Ltd.	43,000	45,395
	Chinese Maritime Transport Ltd.	28,000	35,473
	Ching Feng Home Fashions Co. Ltd.	46,854	35,982
	Chin-Poon Industrial Co. Ltd.	144,000	145,711
*	Chip Hope Co. Ltd.	9,000	11,043
	Chipbond Technology Corp.	242,000	481,175
	ChipMOS Technologies, Inc. (8150 TT)	282,000	233,293
	Chlitina Holding Ltd.	19,301	68,802
	Chong Hong Construction Co. Ltd.	84,000	230,129
	Chroma ATE, Inc.	55,000	502,768
	Chun YU Works & Co. Ltd.	23,750	15,542
	Chun Yuan Steel Industry Co. Ltd.	165,000	93,818
#	Chung Hung Steel Corp.	267,000	134,980
	Chung Hwa Chemical Industrial Works Ltd.	27,000	19,441
	Chung Hwa Food Industrial Co. Ltd.	7,000	20,025
*	Chung Hwa Pulp Corp.	150,000	59,956
	Chung Lien Co. Ltd.	9,000	10,552
	Chung Tai Resource Technology Corp.	21,000	48,234
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	126,000	502,761

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chunghwa Precision Test Tech Co. Ltd.	5,000	$114,098
	Chunghwa Telecom Co. Ltd. (2412 TT)	93,000	375,990
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	18,891	763,952
	Chyang Sheng Texing Co. Ltd.	5,000	3,548
	CKM Applied Materials Corp.	8,000	8,108
	Cleanaway Co. Ltd. (8422 TT)	31,000	176,030
	Clevo Co.	134,000	200,812
	CMC Magnetics Corp.	360,800	89,636
	C-Media Electronics, Inc.	21,000	23,286
	Collins Co. Ltd.	38,000	18,221
	Compal Electronics, Inc.	794,000	684,168
	Compeq Manufacturing Co. Ltd.	312,000	547,634
	Complex Micro Interconnection Co. Ltd.	21,000	26,953
	Compucase Enterprise.	25,000	51,382
#	Concord International Securities Co. Ltd.	89,900	36,108
	Concord Securities Co. Ltd.	238,350	86,988
	Continental Holdings Corp.	154,000	117,290
	Contrel Technology Co. Ltd.	46,000	54,625
	Coremax Corp.	36,555	51,543
#	Coretronic Corp.	92,000	181,073
#	Co-Tech Development Corp.	93,000	138,805
#	Coxon Precise Industrial Co. Ltd.	38,000	18,051
	Creative Sensor, Inc.	17,000	24,354
	Crowell Development Corp.	36,000	40,304
	Cryomax Cooling System Corp.	20,581	19,424
*	CSBC Corp. Taiwan	194,000	101,859
	CTBC Financial Holding Co. Ltd.	2,321,000	2,860,027
	CTCI Advanced Systems, Inc.	3,000	13,229
	CTCI Corp.	224,000	192,610
	CTI Traffic Industries Co. Ltd.	4,000	13,414
	Cub Elecparts, Inc.	5,000	14,097

		Shares	Value»
TAIWAN — (Continued)
	CviLux Corp.	30,000	$43,964
	Cyberlink Corp.	21,000	65,126
	CyberPower Systems, Inc.	18,600	164,203
*	CyberTAN Technology, Inc.	103,000	72,914
	Cystech Electronics Corp.	8,000	20,352
	DA CIN Construction Co. Ltd.	79,200	139,207
	Dah San Electric Wire & Cable Co. Ltd.	27,456	44,696
#	Da-Li Development Co. Ltd.	108,552	157,516
	Darfon Electronics Corp.	75,000	89,136
#	Darwin Precisions Corp.	154,000	55,088
	Davicom Semiconductor, Inc.	13,000	9,653
	Daxin Materials Corp.	17,000	87,853
	De Licacy Industrial Co. Ltd.	88,240	39,654
	Delpha Construction Co. Ltd.	109,000	113,020
	Delta Electronics, Inc.	179,000	1,875,597
	Depo Auto Parts Ind Co. Ltd.	40,000	228,257
	Desiccant Technology Corp.	6,000	26,833
	DFI, Inc.	10,000	19,575
	Dimerco Data System Corp.	15,600	61,059
	Dimerco Express Corp.	49,052	112,952
	DingZing Advanced Materials, Inc.	5,000	20,174
	D-Link Corp.	207,000	106,415
	Donpon Precision, Inc.	26,000	23,292
	Dr. Wu Skincare Co. Ltd.	5,000	21,095
	Draytek Corp.	16,000	17,018
	Drewloong Precision, Inc.	8,357	45,776
*	Dyaco International, Inc.	44,786	33,115
#	Dynamic Holding Co. Ltd.	111,000	149,584
	Dynamic Medical Technologies, Inc.	4,400	11,457
#	Dynapack International Technology Corp.	46,000	250,142
	E Ink Holdings, Inc.	63,000	440,092

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	E.Sun Financial Holding Co. Ltd.	1,778,895	$1,577,838
	Eastech Holding Ltd.	18,000	58,241
*	Eastern Media International Corp.	107,680	55,106
#	Eclat Textile Co. Ltd.	48,000	625,650
	eCloudvalley Digital Technology Co. Ltd.	14,000	39,406
	ECOVE Environment Corp.	15,000	134,387
*	Edimax Technology Co. Ltd.	46,000	32,540
#	Edison Opto Corp.	50,084	31,071
	Edom Technology Co. Ltd.	55,000	42,174
	eGalax_eMPIA Technology, Inc.	9,000	11,998
*	Egis Technology, Inc.	22,000	67,034
*	EirGenix, Inc.	26,000	51,750
	Elan Microelectronics Corp.	113,000	464,783
	E-Lead Electronic Co. Ltd.	37,202	56,323
	E-LIFE MALL Corp.	23,000	52,334
*	Elite Advanced Laser Corp.	20,000	129,529
#	Elite Material Co. Ltd.	75,000	1,305,257
	Elite Semiconductor Microelectronics Technology, Inc.	108,000	175,592
	Elitegroup Computer Systems Co. Ltd.	120,000	58,217
	eMemory Technology, Inc.	11,000	885,736
	Emerging Display Technologies Corp.	48,000	36,078
	ENE Technology, Inc.	7,000	8,025
	Ennoconn Corp.	37,272	313,476
	Ennostar, Inc.	244,000	275,893
#*	Epileds Technologies, Inc.	30,000	21,379
*	Episil Technologies, Inc.	52,000	58,548
	Episil-Precision, Inc.	37,086	39,413
	Eris Technology Corp.	6,633	33,944
	Eson Precision Ind Co. Ltd.	45,000	63,440
	Eternal Materials Co. Ltd.	372,950	298,939
	Eurocharm Holdings Co. Ltd.	13,000	62,971
	Eva Airways Corp.	696,000	835,986
	Ever Supreme Bio Technology Co. Ltd.	13,200	68,584

		Shares	Value»
TAIWAN — (Continued)
*	Everest Textile Co. Ltd.	157,000	$33,219
	Evergreen Aviation Technologies Corp.	60,000	195,616
	Evergreen International Storage & Transport Corp.	191,000	172,890
	Evergreen Marine Corp. Taiwan Ltd.	198,400	1,285,429
#	EVERGREEN Steel Corp.	75,000	193,836
#	Everlight Chemical Industrial Corp.	168,000	88,539
#	Everlight Electronics Co. Ltd.	138,000	330,996
#*	Everspring Industry Co. Ltd.	28,000	9,518
	Evertop Wire Cable Corp.	36,000	27,226
	Excel Cell Electronic Co. Ltd.	19,000	10,922
#	Excellence Opto, Inc.	66,000	42,186
	Excelsior Medical Co. Ltd.	41,637	113,537
	EZconn Corp.	8,000	89,440
	Falcon Machine Tools Co. Ltd.	15,000	11,001
	Far Eastern Department Stores Ltd.	362,000	265,721
	Far Eastern International Bank	756,163	304,447
	Far Eastern New Century Corp.	550,000	565,975
	Far EasTone Telecommunications Co. Ltd.	381,797	1,023,811
	Faraday Technology Corp.	73,081	415,041
	Farglory F T Z Investment Holding Co. Ltd.	50,757	54,522
	Farglory Land Development Co. Ltd.	102,000	190,448
	FDC International Hotels Corp.	2,000	3,164
	Feature Integration Technology, Inc.	10,000	19,150
*	Federal Corp.	96,000	53,770
	Feedback Technology Corp.	14,040	47,220

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Feng Hsin Steel Co. Ltd.	163,000	$306,651
	Feng TAY Enterprise Co. Ltd.	148,880	527,009
	FIC Global, Inc.	12,000	11,265
*	FineMat Applied Materials Co. Ltd.	19,000	17,076
	FineTek Co. Ltd.	10,200	38,546
	Firich Enterprises Co. Ltd.	93,000	75,571
#*	First Copper Technology Co. Ltd.	86,000	95,011
	First Financial Holding Co. Ltd.	1,351,877	1,076,510
#	First Hi-Tec Enterprise Co. Ltd.	18,000	81,399
	First Hotel	65,000	26,963
	First Insurance Co. Ltd.	103,000	95,081
*	First Steamship Co. Ltd.	312,000	60,170
#	FIT Holding Co. Ltd.	69,000	101,444
	Fitipower Integrated Technology, Inc.	44,150	303,074
	FLEXium Interconnect, Inc.	142,000	225,486
#	Flytech Technology Co. Ltd.	36,000	127,966
	FocalTech Systems Co. Ltd.	68,000	132,276
	Forcecon Tech Co. Ltd.	25,454	88,235
*	Forest Water Environment Engineering Co. Ltd.	17,544	16,470
	Formosa Advanced Technologies Co. Ltd.	58,000	48,232
#	Formosa Chemicals & Fibre Corp.	630,000	492,317
*	Formosa Electronic Industries, Inc.	20,000	22,103
	Formosa International Hotels Corp.	29,000	180,808
	Formosa Laboratories, Inc.	45,000	85,068
	Formosa Oilseed Processing Co. Ltd.	14,500	13,442
	Formosa Optical Technology Co. Ltd.	8,000	34,836
#	Formosa Petrochemical Corp.	149,000	163,117

		Shares	Value»
TAIWAN — (Continued)
#	Formosa Plastics Corp.	490,000	$522,062
	Formosa Sumco Technology Corp.	18,000	44,927
#	Formosa Taffeta Co. Ltd.	359,000	186,093
	Formosan Rubber Group, Inc.	75,700	59,216
	Formosan Union Chemical	126,000	68,344
#	Fortune Electric Co. Ltd.	30,000	395,411
*	Forward Electronics Co. Ltd.	21,000	14,557
	Fositek Corp.	8,000	115,375
	Founding Construction & Development Co. Ltd.	67,000	36,769
	Foxconn Technology Co. Ltd.	175,000	325,726
	Foxsemicon Integrated Technology, Inc.	31,000	265,669
#	Franbo Lines Corp.	79,663	49,810
	Froch Enterprise Co. Ltd.	98,000	46,193
#	FSP Technology, Inc.	51,000	86,059
	Fu Chun Shin Machinery Manufacture Co. Ltd.	27,315	14,143
	Fu Hua Innovation Co. Ltd.	89,365	105,103
	Fubon Financial Holding Co. Ltd.	1,161,627	3,078,811
	Fulgent Sun International Holding Co. Ltd.	89,443	285,001
*	Full Wang International Development Co. Ltd.	14,000	12,120
	Fullerton Technology Co. Ltd.	41,000	31,803
#*	Fulltech Fiber Glass Corp.	121,745	104,130
	Fusheng Precision Co. Ltd.	37,000	412,724
	Fwusow Industry Co. Ltd.	100,045	44,286
	G Shank Enterprise Co. Ltd.	41,416	94,647
	Gallant Micro Machining Co. Ltd.	1,000	12,097

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Gallant Precision Machining Co. Ltd.	11,000	$24,142
#	Gamania Digital Entertainment Co. Ltd	41,000	94,147
*	GCS Holdings, Inc.	9,000	26,222
	GEM Services, Inc.	27,000	54,817
*	GEM Terminal Industrial Co. Ltd.	15,000	8,797
#	Gemtek Technology Corp.	158,000	140,538
*	General Interface Solution GIS Holding Ltd.	111,000	162,865
	General Plastic Industrial Co. Ltd.	30,000	29,831
	Generalplus Technology, Inc.	28,000	36,470
	Genesys Logic, Inc.	23,000	100,416
	Genius Electronic Optical Co. Ltd.	43,000	505,061
	Genovate Biotechnology Co. Ltd.	15,450	9,935
	GeoVision, Inc.	12,460	24,458
	Getac Holdings Corp.	80,000	269,199
	GFC Ltd.	23,000	77,726
	Giant Manufacturing Co. Ltd.	78,015	318,475
	Giantplus Technology Co. Ltd.	114,000	47,266
	Gigabyte Technology Co. Ltd.	107,000	772,435
*	Gigasolar Materials Corp.	20,474	40,580
*	Gigastorage Corp.	108,000	41,283
#	Global Brands Manufacture Ltd.	138,000	262,888
	Global Lighting Technologies, Inc.	27,000	37,973
	Global Mixed Mode Technology, Inc.	24,000	166,513
	Global PMX Co. Ltd.	32,000	92,135
	Global Unichip Corp.	19,000	610,379
	Global View Co. Ltd.	15,000	20,205
	Globaltek Fabrication Co. Ltd.	12,000	23,446
#	Globalwafers Co. Ltd.	76,000	733,480
	Globe Union Industrial Corp.	97,566	33,297
#	Gloria Material Technology Corp.	180,000	248,474
*	GlycoNex, Inc.	29,000	16,717
	GMI Technology, Inc.	20,452	34,126

		Shares	Value»
TAIWAN — (Continued)
	Gold Circuit Electronics Ltd.	106,800	$642,475
	Golden Long Teng Development Co. Ltd.	35,000	31,173
	Goldsun Building Materials Co. Ltd.	284,000	348,863
	Good Finance Securities Co. Ltd.	19,000	12,330
	Good Will Instrument Co. Ltd.	31,000	40,648
	Gordon Auto Body Parts	47,000	50,153
	Gourmet Master Co. Ltd.	53,000	151,763
	Grand Fortune Securities Co. Ltd.	139,990	53,872
#*	Grand Pacific Petrochemical	400,433	147,593
	Grand Process Technology Corp.	3,000	87,481
	GrandTech CG Systems, Inc.	12,437	20,533
	Grape King Bio Ltd.	64,000	272,569
	Great China Metal Industry	51,000	36,606
	Great Taipei Gas Co. Ltd.	70,000	67,330
	Great Tree Pharmacy Co. Ltd.	32,164	160,470
	Great Wall Enterprise Co. Ltd.	266,100	497,957
	Greatek Electronics, Inc.	148,000	254,491
	Green World FinTech Service Co. Ltd.	32,000	56,767
	Group Up Industrial Co. Ltd.	14,000	79,468
	GTM Holdings Corp.	36,000	35,881
#	Gudeng Precision Industrial Co. Ltd.	27,246	314,743
*	Hai Kwang Enterprise Corp.	46,050	21,484
	Hannstar Board Corp. .	122,840	182,459
*	HannStar Display Corp.	860,000	190,546
*	HannsTouch Holdings Co.	227,000	49,929
	Hanpin Electron Co. Ltd.	20,000	29,286
	Harvatek Corp.	61,000	31,276
	Heran Co. Ltd.	16,000	42,555
	Hey Song Corp.	98,000	119,870

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hi-Clearance, Inc.	7,518	$33,582
	Highlight Tech Corp.	27,000	38,351
	Highwealth Construction Corp.	225,636	288,389
	Hi-Lai Foods Co. Ltd.	6,000	27,552
	HIM International Music, Inc.	15,000	45,561
	Hiroca Holdings Ltd.	21,000	15,836
	Hitron Technology, Inc.	41,000	27,862
	Hiwin Technologies Corp.	42,701	294,758
#	Hiyes International Co. Ltd.	20,759	77,737
	Ho Tung Chemical Corp.	278,000	73,137
	Hocheng Corp.	102,960	57,445
	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	33,792
	Holiday Entertainment Co. Ltd.	18,950	45,525
	Holtek Semiconductor, Inc.	6,000	7,645
	Holy Stone Enterprise Co. Ltd.	45,550	119,182
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	956,000	4,259,264
	Honey Hope Honesty Enterprise Co. Ltd.	18,000	14,465
	Hong Ho Precision Textile Co. Ltd.	36,000	29,269
	Hong Pu Real Estate Development Co. Ltd.	74,000	68,767
	Hong TAI Electric Industrial	93,000	89,697
	Horizon Securities Co. Ltd.	114,240	36,834
#	Hota Industrial Manufacturing Co. Ltd.	99,000	197,038
#	Hotai Finance Co. Ltd.	100,480	213,548
	Hotai Motor Co. Ltd.	42,100	819,458
*	Hotron Precision Electronic Industrial Co. Ltd.	18,919	11,632
	Hsin Ba Ba Corp.	13,269	36,460
#	Hsin Kuang Steel Co. Ltd.	102,000	137,709
	Hsin Yung Chien Co. Ltd.	6,000	16,638
	Hsing TA Cement Co.	41,000	21,503

		Shares	Value»
TAIWAN — (Continued)
#*	HTC Corp.	247,000	$299,003
#	Hu Lane Associate, Inc.	27,675	131,390
	HUA ENG Wire & Cable Co. Ltd.	119,000	91,693
	Hua Jung Components Co. Ltd.	30,000	12,570
	Hua Nan Financial Holdings Co. Ltd.	1,780,347	1,507,451
	Hua Yu Lien Development Co. Ltd.	43,000	160,728
	Huaku Development Co. Ltd.	107,000	349,051
	Huang Hsiang Construction Corp.	46,000	74,261
	Huikwang Corp.	14,000	11,869
	Hung Ching Development & Construction Co. Ltd.	49,000	44,833
	Hung Sheng Construction Ltd.	153,000	109,170
	Huxen Corp.	7,000	10,999
	Hwa Fong Rubber Industrial Co. Ltd.	78,000	42,482
	Hwacom Systems, Inc.	32,000	21,431
#	Hwang Chang General Contractor Co. Ltd.	72,695	165,579
	Ibase Technology, Inc.	32,000	61,286
#	IBF Financial Holdings Co. Ltd.	1,024,549	387,965
	ICARES Medicus, Inc.	3,000	10,403
	Ichia Technologies, Inc.	78,000	89,742
#	I-Chiun Precision Industry Co. Ltd.	61,864	152,189
*	Ideal Bike Corp.	29,000	6,240
	IEI Integration Corp.	57,000	150,311
	IKKA Holdings Cayman Ltd.	6,000	19,363
#*	In Win Development, Inc.	9,000	23,284
	Inergy Technology, Inc.	5,000	9,562
	Infortrend Technology, Inc.	72,000	55,850
#	Ingentec Corp.	5,250	19,514
	Innodisk Corp.	32,172	234,590
	Innolux Corp.	1,438,587	616,088
	Inpaq Technology Co. Ltd.	40,205	86,234
	Insyde Software Corp.	8,000	64,237

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Intai Technology Corp.	11,000	$36,895
	Integrated Service Technology, Inc.	24,000	76,215
*	IntelliEPI, Inc.	10,000	30,151
	Interactive Digital Technologies, Inc.	13,000	32,295
*	International CSRC Investment Holdings Co.	306,000	101,710
	International Games System Co. Ltd.	38,000	985,184
#	Inventec Corp.	390,000	498,167
#	Iron Force Industrial Co. Ltd.	20,742	62,350
	I-Sheng Electric Wire & Cable Co. Ltd.	36,000	57,328
	ITE Technology, Inc.	55,000	223,743
	ITEQ Corp.	62,000	124,510
	Jarllytec Co. Ltd.	9,000	34,714
	Jean Co. Ltd.	69,313	50,794
	Jentech Precision Industrial Co. Ltd.	8,299	261,333
	Jetway Information Co. Ltd.	12,750	17,966
#	Jetwell Computer Co. Ltd.	9,000	78,920
	Jia Wei Lifestyle, Inc.	18,000	28,202
	Jih Lin Technology Co. Ltd.	28,000	41,028
	Jiin Yeeh Ding Enterprise Co. Ltd.	25,000	50,267
#	Jinan Acetate Chemical Co. Ltd.	17,888	470,884
	Johnson Chemical Pharmaceutical Works Corp.	16,000	35,178
	Johnson Health Tech Co. Ltd.	28,000	151,084
	Joinsoon Electronics Manufacturing Co. Ltd.	34,813	13,773
#	JPC connectivity, Inc.	31,000	122,414
#	JPP Holding Co. Ltd.	18,000	80,005
#	JSL Construction & Development Co. Ltd.	34,379	88,758
	K Laser Technology, Inc.	47,000	24,993
	Kaimei Electronic Corp.	40,400	71,384
	Kao Fong Machinery Co. Ltd.	24,000	39,788

		Shares	Value»
TAIWAN — (Continued)
	Kaori Heat Treatment Co. Ltd.	12,000	$79,387
	Kedge Construction Co. Ltd.	24,913	61,435
	Keding Enterprises Co. Ltd.	10,000	39,158
	KEE TAI Properties Co. Ltd.	130,935	51,918
	Kenda Rubber Industrial Co. Ltd.	311,051	229,448
	Kent Industrial Co. Ltd.	12,000	9,377
	Kerry TJ Logistics Co. Ltd.	82,000	90,995
	Keystone Microtech Corp.	10,000	91,655
	KGI Financial Holding Co. Ltd.	1,923,000	997,413
#	KHGEARS International Ltd.	10,000	47,372
	Kindom Development Co. Ltd.	154,000	245,661
	King Chou Marine Technology Co. Ltd.	27,000	37,444
	King Polytechnic Engineering Co. Ltd.	17,400	25,499
	King Slide Works Co. Ltd.	6,000	328,176
	King Yuan Electronics Co. Ltd.	244,000	663,538
	King’s Town Bank Co. Ltd.	341,000	516,267
*	King’s Town Construction Co. Ltd.	18,000	26,734
	Kingstate Electronics Corp.	8,000	9,464
	Kinik Co.	31,000	238,304
	Kinko Optical Co. Ltd. .	54,000	41,851
	Kinpo Electronics	367,000	229,185
	Kinsus Interconnect Technology Corp.	138,000	325,989
	KMC Kuei Meng International, Inc.	18,000	54,486
	KNH Enterprise Co. Ltd.	40,000	21,783
	Ko Ja Cayman Co. Ltd.	18,000	22,020
#	KS Terminals, Inc.	45,000	77,715
	Kuang Hong Arts Management, Inc.	9,000	25,419

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Kuen Ling Machinery Refrigerating Co. Ltd.	26,000	$37,141
	Kung Long Batteries Industrial Co. Ltd.	25,000	111,475
*	Kung Sing Engineering Corp.	139,000	53,249
#	Kuo Toong International Co. Ltd.	73,000	126,267
	Kuo Yang Construction Co. Ltd.	86,000	53,647
	Kwong Lung Enterprise Co. Ltd.	34,000	55,349
#	L&K Engineering Co. Ltd.	69,166	511,217
	La Kaffa International Co. Ltd.	10,000	28,957
	Lang, Inc.	17,000	30,098
	Lanner Electronics, Inc.	40,380	110,476
	Largan Precision Co. Ltd. (3008 TT)	12,000	855,500
#	Laser Tek Taiwan Co. Ltd.	25,300	33,967
	Laster Tech Corp. Ltd.	37,000	33,140
*	Leader Electronics, Inc.	74,000	26,606
	Leadtrend Technology Corp.	6,000	9,264
*	Lealea Enterprise Co. Ltd.	252,600	58,808
	LEE CHI Enterprises Co. Ltd.	66,000	23,093
	Lelon Electronics Corp.	41,000	92,757
	Lemtech Holdings Co. Ltd.	16,000	44,618
	Leo Systems, Inc.	20,000	19,328
*	Leofoo Development Co. Ltd.	59,000	31,767
*	Li Peng Enterprise Co. Ltd.	228,000	44,465
	Lian HWA Food Corp.	42,824	174,605
	Lida Holdings Ltd.	20,000	12,704
	Lien Hwa Industrial Holdings Corp.	171,781	235,416
	Lingsen Precision Industries Ltd.	119,000	52,458
	Lintes Technology Co. Ltd.	5,000	18,874
	Lion Travel Service Co. Ltd.	19,000	81,296

		Shares	Value»
TAIWAN — (Continued)
	Lite-On Technology Corp.	281,000	$849,808
	Liton Technology Corp.	29,000	30,858
*	Long Bon International Co. Ltd.	23,000	12,337
	Long Da Construction & Development Corp.	77,000	84,297
*	Longchen Paper & Packaging Co. Ltd.	351,515	100,314
#	Longwell Co.	48,000	114,959
	Loop Telecommunication International, Inc.	21,000	34,688
	Lotes Co. Ltd.	19,207	755,214
	Lotus Pharmaceutical Co. Ltd.	36,000	248,019
	Loyalty Founder Enterprise Co. Ltd.	20,000	20,642
	Lucky Cement Corp.	107,000	46,261
	Lumax International Corp. Ltd.	34,600	103,023
*	Lung Yen Life Service Corp.	57,000	121,175
	Lungteh Shipbuilding Co. Ltd.	26,050	81,668
	Luxe Green Energy Technology Co. Ltd.	21,630	15,180
	LuxNet Corp.	12,617	60,807
	M3 Technology, Inc.	6,000	18,719
#	M31 Technology Corp.	3,840	61,877
	Macauto Industrial Co. Ltd.	19,000	30,289
	Macnica Galaxy, Inc.	6,000	18,425
	Macroblock, Inc.	10,000	19,174
#	Macronix International Co. Ltd.	754,000	468,627
	MacroWell OMG Digital Entertainment Co. Ltd.	4,000	9,728
#*	Magnate Technology Co. Ltd.	22,000	33,824
	Makalot Industrial Co. Ltd.	73,780	656,472
	Marketech International Corp.	35,000	175,963
	Materials Analysis Technology, Inc.	24,622	119,988
	Maxigen Biotech, Inc.	13,650	18,279
	Mayer Steel Pipe Corp.	72,000	64,303

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Mechema Chemicals International Corp.	22,000	$36,333
*	Medeon Biodesign, Inc.	11,339	18,033
	MediaTek, Inc.	140,000	5,949,030
	Mega Financial Holding Co. Ltd.	946,835	1,121,318
	Megaforce Co. Ltd.	16,000	13,780
	Meiloon Industrial Co.	46,800	32,631
	Mercuries & Associates Holding Ltd.	184,396	78,778
	Mercuries Data Systems Ltd.	15,000	11,683
*	Mercuries Life Insurance Co. Ltd.	1,211,121	209,329
	Merida Industry Co. Ltd.	88,000	364,995
	Merry Electronics Co. Ltd.	94,101	333,201
	METAAGE Corp.	25,000	39,943
*	Microbio Co. Ltd.	159,399	118,037
	Micro-Star International Co. Ltd.	144,000	629,795
	Mildef Crete, Inc.	20,000	62,353
	MIN AIK Technology Co. Ltd.	62,000	49,713
#	Mitac Holdings Corp.	173,000	288,117
*	Mobiletron Electronics Co. Ltd.	11,000	11,225
	momo.com, Inc.	17,750	179,528
*	MOSA Industrial Corp.	64,400	37,902
*	Mosel Vitelic, Inc.	18,000	13,682
	Motech Industries, Inc.	99,000	58,178
	MPI Corp.	9,000	184,302
	MSSCORPS Co. Ltd.	20,523	80,058
	Munsin Garment Corp.	8,000	12,256
*	My Humble House Hospitality Management Consulting	13,000	16,967
	Nak Sealing Technologies Corp.	23,000	83,627
	Namchow Holdings Co. Ltd.	81,000	119,246
	Nan Juen International Co. Ltd.	7,000	26,924
	Nan Kang Rubber Tire Co. Ltd.	167,000	204,128
	Nan Liu Enterprise Co. Ltd.	10,000	17,658
	Nan Pao Resins Chemical Co. Ltd.	23,000	245,045

		Shares	Value»
TAIWAN — (Continued)
*	Nan Ren Lake Leisure Amusement Co. Ltd.	36,333	$13,429
	Nan Ya Plastics Corp.	614,000	588,401
#	Nan Ya Printed Circuit Board Corp.	51,000	157,507
	Nang Kuang Pharmaceutical Co. Ltd.	26,000	29,776
	Nantex Industry Co. Ltd.	94,000	78,713
#*	Nanya Technology Corp.	222,000	250,648
	National Aerospace Fasteners Corp.	7,000	20,719
	National Petroleum Co. Ltd.	21,000	40,596
	Netronix, Inc.	18,000	63,450
*	New Asia Construction & Development Corp.	50,000	28,914
	New Best Wire Industrial Co. Ltd.	8,000	6,846
*	Newmax Technology Co. Ltd.	24,000	15,488
	Nextronics Engineering Corp.	11,000	33,136
	Nichidenbo Corp.	67,000	135,246
	Nidec Chaun-Choung Technology Corp.	4,000	16,461
	Nien Hsing Textile Co. Ltd.	53,000	30,434
	Nien Made Enterprise Co. Ltd.	51,000	624,537
	Niko Semiconductor Co. Ltd.	17,191	21,402
	Nishoku Technology, Inc.	18,000	77,367
#	North-Star International Co. Ltd.	54,000	76,649
	Nova Technology Corp.	13,000	69,121
	Novatek Microelectronics Corp.	147,000	2,390,698
#	Nuvoton Technology Corp.	74,000	159,027
	O-Bank Co. Ltd.	438,000	130,265
	Ocean Plastics Co. Ltd.	60,000	65,195
	OK Biotech Co. Ltd.	46,571	26,361
*	Oneness Biotech Co. Ltd.	15,005	29,375

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Optimax Technology Corp.	41,946	$41,760
	Orient Europharma Co. Ltd.	12,000	17,241
#	Orient Semiconductor Electronics Ltd.	178,000	179,116
	Oriental Union Chemical Corp.	250,000	106,460
	O-TA Precision Industry Co. Ltd.	22,000	45,552
	Pacific Construction Co.	101,000	32,250
	Pacific Hospital Supply Co. Ltd.	16,000	46,373
*	Paiho Shih Holdings Corp.	73,628	49,865
	Pan Asia Chemical Corp.	51,519	16,958
	Pan German Universal Motors Ltd.	9,000	80,082
	Pan Jit International, Inc.	121,000	168,182
	Pan-International Industrial Corp.	170,000	201,072
	Panion & BF Biotech, Inc.	21,000	46,200
	Parade Technologies Ltd.	24,000	405,668
#	Parpro Corp.	37,000	49,719
*	PChome Online, Inc.	63,268	74,099
	PCL Technologies, Inc.	20,281	60,298
	P-Duke Technology Co. Ltd.	16,000	41,520
	Pegatron Corp.	245,000	622,489
	Pegavision Corp.	12,514	136,522
	PharmaEngine, Inc.	33,000	92,354
*	PharmaEssentia Corp.	9,219	151,569
*	Phihong Technology Co. Ltd.	139,000	112,088
	Phison Electronics Corp.	24,000	335,583
	Phoenix Silicon International Corp.	54,272	221,781
	Phoenix Tours International, Inc.	18,300	33,760
*	Phytohealth Corp.	53,000	22,081
	Pixart Imaging, Inc.	57,000	382,639
	Planet Technology Corp.	8,000	35,909
	Plastron Precision Co. Ltd.	27,000	13,726
	Podak Co. Ltd.	18,000	23,150

		Shares	Value»
TAIWAN — (Continued)
	Polytronics Technology Corp.	14,000	$18,757
	Posiflex Technology, Inc.	14,000	113,407
	Pou Chen Corp.	420,000	432,503
	Power Wind Health Industry, Inc.	16,000	66,184
#*	Powerchip Semiconductor Manufacturing Corp.	601,000	265,694
	Powertech Technology, Inc.	209,000	710,186
#	Poya International Co. Ltd.	18,312	274,172
	President Chain Store Corp.	137,000	1,120,327
	President Securities Corp.	337,000	248,410
#	Primax Electronics Ltd.	173,000	404,196
	Prince Housing & Development Corp.	383,000	109,194
	Princeton Technology Corp.	40,000	15,143
	Pro Hawk Corp.	2,000	9,498
#	Progate Group Corp.	3,132	13,789
	Prolific Technology, Inc.	14,000	9,033
#	Promate Electronic Co. Ltd.	82,000	182,078
	Prosperity Dielectrics Co. Ltd.	38,000	42,127
	PSS Co. Ltd.	9,000	38,303
	Qisda Corp.	481,000	402,930
	QST International Corp.	28,948	48,705
	Qualipoly Chemical Corp.	32,000	54,549
	Quang Viet Enterprise Co. Ltd.	16,000	42,092
	Quanta Computer, Inc.	209,000	1,570,151
	Quanta Storage, Inc.	80,000	202,842
#	Quaser Machine Tools, Inc.	10,000	23,534
*	Quintain Steel Co. Ltd.	91,514	28,449
	Radiant Opto-Electronics Corp.	89,000	413,429
	Radium Life Tech Co. Ltd.	251,268	99,171
	Rafael Microelectronics, Inc.	2,000	6,266

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Raydium Semiconductor Corp.	24,000	$244,059
#*	RDC Semiconductor Co. Ltd.	12,000	58,506
	Realtek Semiconductor Corp.	65,000	1,068,539
#	Rechi Precision Co. Ltd.	141,000	131,135
#	Rexon Industrial Corp. Ltd.	37,000	36,921
	Rich Development Co. Ltd.	217,280	61,176
*	Right WAY Industrial Co. Ltd.	19,000	7,092
*	RiTdisplay Corp.	18,000	19,291
*	Ritek Corp.	225,000	74,993
	Rodex Fasteners Corp.	12,000	13,598
	Roundtop Machinery Industries Co. Ltd.	20,000	20,055
	Ruby Tech Corp.	9,270	12,222
	Ruentex Development Co. Ltd.	297,400	306,127
	Ruentex Engineering & Construction Co.	30,200	161,199
	Ruentex Industries Ltd.	118,619	203,852
	Run Long Construction Co. Ltd.	168,800	170,701
#	Sakura Development Co. Ltd.	122,914	233,841
	Sampo Corp.	105,000	83,582
	San Fang Chemical Industry Co. Ltd.	76,000	93,453
	San Fu Chemical Co. Ltd.	12,000	38,808
	San Lien Technology Corp. Ltd.	8,400	18,122
	San Shing Fastech Corp.	22,000	36,556
	SanDi Properties Co. Ltd.	8,000	11,223
	Sanyang Motor Co. Ltd.	202,000	437,718
	Savior Lifetec Corp.	104,000	62,719
	SCI Pharmtech, Inc.	22,714	51,212
	Scientech Corp.	14,000	119,161
	ScinoPharm Taiwan Ltd.	103,000	60,514
	SciVision Biotech, Inc.	25,000	73,621
	SDI Corp.	49,000	109,844
	Sea & Land Integrated Corp.	16,000	11,532

		Shares	Value»
TAIWAN — (Continued)
	Sea Sonic Electronics Co. Ltd.	20,000	$39,633
	Securitag Assembly Group Co. Ltd.	4,000	10,574
	Senao International Co. Ltd.	31,000	30,765
	Senao Networks, Inc.	10,467	57,755
#	Sensortek Technology Corp.	12,000	67,947
	Sercomm Corp.	105,000	344,122
	Sesoda Corp.	87,000	90,435
	Shanghai Commercial & Savings Bank Ltd.	712,881	1,051,263
	Sharehope Medicine Co. Ltd.	34,369	29,686
	Sheh Fung Screws Co. Ltd.	13,000	16,514
	Sheng Yu Steel Co. Ltd.	37,000	27,724
	ShenMao Technology, Inc.	42,000	76,849
	Shieh Yih Machinery Industry Co. Ltd.	43,000	38,027
	Shih Her Technologies, Inc.	21,000	65,125
*	Shih Wei Navigation Co. Ltd.	159,201	80,520
	Shihlin Electric & Engineering Corp.	35,000	156,921
*	Shihlin Paper Corp.	24,000	34,174
*	Shin Foong Specialty & Applied Materials Co. Ltd.	9,000	11,853
	Shin Hsiung Natural Gas Co. Ltd.	6,480	8,429
*	Shin Kong Financial Holding Co. Ltd.	1,541,934	568,996
	Shin Ruenn Development Co. Ltd.	37,899	74,214
	Shin Zu Shing Co. Ltd.	52,086	303,871
*	Shining Building Business Co. Ltd.	145,000	48,150
	Shinkong Insurance Co. Ltd.	86,000	287,197
	Shinkong Synthetic Fibers Corp.	451,000	176,337
	Shinkong Textile Co. Ltd.	36,000	46,339
	Shiny Brands Group Co. Ltd.	11,000	45,512

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Shiny Chemical Industrial Co. Ltd.	42,500	$177,033
	Shuttle, Inc.	108,000	56,868
	Sigurd Microelectronics Corp.	171,000	387,499
	Silergy Corp.	48,000	605,102
	Silicon Integrated Systems Corp.	123,785	188,671
*	Silicon Optronics, Inc.	5,000	8,998
	Silicon Power Computer & Communications, Inc.	19,000	15,067
	Simplo Technology Co. Ltd.	34,000	372,159
	Sinbon Electronics Co. Ltd.	64,000	445,905
	Sincere Navigation Corp.	131,000	95,105
	Singatron Enterprise Co. Ltd.	42,000	31,270
	Sinmag Equipment Corp.	12,000	55,479
*	Sino Tactful Co. Ltd.	27,000	24,937
	Sino-American Silicon Products, Inc.	162,000	561,597
	Sinon Corp.	140,000	175,621
	SinoPac Financial Holdings Co. Ltd.	2,142,666	1,431,778
	Sinopower Semiconductor, Inc.	6,000	17,185
	Sinphar Pharmaceutical Co. Ltd.	56,160	55,817
	Sinyi Realty, Inc.	88,000	76,867
	Sirtec International Co. Ltd.	36,000	32,625
	Sitronix Technology Corp.	44,000	291,562
	Siward Crystal Technology Co. Ltd.	54,000	35,415
	Soft-World International Corp.	19,000	59,434
	Solar Applied Materials Technology Corp.	210,000	346,806
	Solteam, Inc.	26,465	39,979
*	Solytech Enterprise Corp.	46,000	15,565
	Song Shang Electronics Co. Ltd.	27,000	22,389
	Sonix Technology Co. Ltd.	45,000	49,060

		Shares	Value»
TAIWAN — (Continued)
	Southeast Cement Co. Ltd.	52,000	$30,034
	Speed Tech Corp.	33,000	42,606
	Sporton International, Inc.	30,650	160,740
	Sports Gear Co. Ltd.	16,000	58,149
	St. Shine Optical Co. Ltd.	19,000	102,316
	Standard Chemical & Pharmaceutical Co. Ltd.	29,000	52,909
	Standard Foods Corp.	158,000	166,710
	Stark Technology, Inc.	36,000	165,012
*	Starlux Airlines Co. Ltd.	156,000	118,351
#	S-Tech Corp.	70,390	63,868
	Sun Max Tech Ltd.	15,000	21,885
*	Sun Yad Construction Co. Ltd.	86,007	39,372
	Sunflex Tech Co. Ltd.	23,283	16,744
	Sunfun Info Co. Ltd.	26,960	24,764
	Sunjuice Holdings Co. Ltd.	7,000	26,705
*	Sunko INK Co. Ltd.	69,000	25,752
	SunMax Biotechnology Co. Ltd.	8,000	118,179
	Sunny Friend Environmental Technology Co. Ltd.	37,119	91,302
	Sunonwealth Electric Machine Industry Co. Ltd.	82,000	222,366
	Sunplus Innovation Technology, Inc.	9,000	35,997
*	Sunplus Technology Co. Ltd.	139,000	93,303
	Sunrex Technology Corp.	56,000	92,170
#	Sunspring Metal Corp.	66,000	54,534
	Superalloy Industrial Co. Ltd.	70,000	136,029
	Superior Plating Technology Co. Ltd.	7,000	11,812
	Supreme Electronics Co. Ltd.	195,693	311,868
	Swancor Holding Co. Ltd.	20,000	46,384
	Sweeten Real Estate Development Co. Ltd.	42,930	41,871
	Symtek Automation Asia Co. Ltd.	26,421	128,169

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Syncmold Enterprise Corp.	49,000	$122,257
	Synmosa Biopharma Corp.	100,323	101,365
	Synnex Technology International Corp.	238,000	528,012
	Syn-Tech Chem & Pharm Co. Ltd.	4,000	11,663
	Syscom Computer Engineering Co.	26,000	51,857
#	Sysgration	31,000	35,574
	Systex Corp.	57,000	215,387
	T3EX Global Holdings Corp.	44,000	97,353
	TA Chen Stainless Pipe	325,116	427,318
	Ta Ya Electric Wire & Cable	249,046	279,068
	Tah Hsin Industrial Corp.	5,720	11,733
	TA-I Technology Co. Ltd.	30,000	43,868
*	Tai Tung Communication Co. Ltd.	69,192	45,423
	Taichung Commercial Bank Co. Ltd.	677,762	420,348
	TaiDoc Technology Corp.	21,000	88,001
#	Taiflex Scientific Co. Ltd.	92,769	129,624
	Taimide Tech, Inc.	45,000	71,552
	Tainan Enterprises Co. Ltd.	22,000	20,671
#	Tainan Spinning Co. Ltd.	439,000	165,318
*	Tainergy Tech Co. Ltd.	69,000	21,639
	Tai-Saw Technology Co. Ltd.	16,000	9,871
#	Taishin Financial Holding Co. Ltd.	1,342,076	701,328
	TaiSol Electronics Co. Ltd.	24,000	37,211
*	Taisun Enterprise Co. Ltd.	60,000	38,801
	TAI-TECH Advanced Electronics Co. Ltd.	26,000	77,330
	Taiwan Business Bank	1,284,008	568,672
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,000	24,370
#	Taiwan Cogeneration Corp.	168,301	215,053

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Cooperative Financial Holding Co. Ltd.	1,283,754	$980,492
	Taiwan FamilyMart Co. Ltd.	15,000	97,490
	Taiwan Fertilizer Co. Ltd.	262,000	420,254
	Taiwan Fire & Marine Insurance Co. Ltd.	93,000	99,925
	Taiwan Fructose Co. Ltd.	26,500	12,546
	Taiwan FU Hsing Industrial Co. Ltd.	55,000	81,612
#*	Taiwan Glass Industry Corp.	365,000	160,631
	Taiwan High Speed Rail Corp.	321,000	272,517
	Taiwan Hon Chuan Enterprise Co. Ltd.	114,757	555,387
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	62,294	62,116
*	Taiwan IC Packaging Corp.	41,000	16,807
	Taiwan Line Tek Electronic	14,420	9,632
#	Taiwan Mask Corp.	64,000	62,509
	Taiwan Mobile Co. Ltd.	473,000	1,679,389
	Taiwan Navigation Co. Ltd.	82,000	70,936
	Taiwan Optical Platform Co. Ltd.	5,000	12,542
	Taiwan Paiho Ltd.	102,000	186,353
	Taiwan PCB Techvest Co. Ltd.	106,000	99,735
	Taiwan Sakura Corp.	56,000	154,527
	Taiwan Sanyo Electric Co. Ltd.	43,000	51,040
	Taiwan Secom Co. Ltd.	85,000	305,027
	Taiwan Semiconductor Co. Ltd.	78,000	113,486
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	3,032,000	85,910,359
	Taiwan Shin Kong Security Co. Ltd.	83,000	106,244
	Taiwan Speciality Chemicals Corp.	5,000	27,614
	Taiwan Steel Union Co. Ltd.	7,000	22,687

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Taiwan Styrene Monomer	120,000	$33,813
	Taiwan Surface Mounting Technology Corp.	117,000	374,916
	Taiwan Takisawa Technology Co. Ltd.	10,000	16,637
	Taiwan Taxi Co. Ltd.	16,000	67,192
*	Taiwan TEA Corp.	196,000	100,518
#	Taiwan Union Technology Corp.	90,000	383,914
	Taiwan-Asia Semiconductor Corp.	160,000	108,991
	Taiyen Biotech Co. Ltd.	27,000	26,549
*	Tang Eng Iron Works Co. Ltd.	20,000	19,489
#*	Tatung Co. Ltd.	431,000	548,082
	Tatung System Technologies, Inc.	8,000	18,728
*	TBI Motion Technology Co. Ltd.	15,000	18,727
	TCC Group Holdings Co. Ltd.	834,076	775,113
	TCI Co. Ltd.	44,000	204,587
	Te Chang Construction Co. Ltd.	28,000	50,139
	Team Group, Inc.	21,000	48,224
	Teco Electric & Machinery Co. Ltd.	220,000	337,151
	Tehmag Foods Corp.	8,000	75,694
	Test Research, Inc.	60,000	201,109
	Test Rite International Co. Ltd.	31,000	19,761
	Thermaltake Technology Co. Ltd.	12,000	10,395
#	Thinking Electronic Industrial Co. Ltd.	29,000	116,063
	Thye Ming Industrial Co. Ltd.	40,000	89,703
	Tofu Restaurant Co. Ltd.	2,000	13,626
	Ton Yi Industrial Corp.	329,000	186,297
	Tong Hsing Electronic Industries Ltd.	78,970	261,745
	Tong Yang Industry Co. Ltd.	68,000	279,800
	Tong-Tai Machine & Tool Co. Ltd.	71,000	55,523
	Top Union Electronics Corp.	31,275	31,911

		Shares	Value»
TAIWAN — (Continued)
	Topco Scientific Co. Ltd.	66,780	$512,980
	Topco Technologies Corp.	10,000	20,220
	Topkey Corp.	26,000	147,649
	Topoint Technology Co. Ltd.	35,000	29,427
	Toung Loong Textile Manufacturing	15,000	8,105
#*	TPK Holding Co. Ltd.	148,000	142,378
	Trade-Van Information Services Co.	6,000	16,562
#	Transcend Information, Inc.	68,000	213,740
	Transcom, Inc.	28,350	92,559
	Triocean Industrial Corp. Co. Ltd.	6,000	18,901
	Tripod Technology Corp.	90,000	519,636
	Trusval Technology Co. Ltd.	6,304	36,909
	Tsang Yow Industrial Co. Ltd.	13,000	9,870
	Tsann Kuen Enterprise Co. Ltd.	18,419	15,342
	TSC Auto ID Technology Co. Ltd.	8,498	49,228
#	TSEC Corp.	85,000	41,656
	TSRC Corp.	204,000	119,614
	Ttet Union Corp.	7,000	33,070
	TTFB Co. Ltd.	10,189	62,347
	TTY Biopharm Co. Ltd.	86,000	207,532
*	Tul Corp.	19,000	35,513
	Tung Ho Steel Enterprise Corp.	224,000	452,367
#	Tung Thih Electronic Co. Ltd.	30,000	62,606
#	TURVO International Co. Ltd.	16,000	87,285
#	TXC Corp.	127,000	352,792
#	TYC Brother Industrial Co. Ltd.	66,000	99,914
	Tycoons Group Enterprise	54,115	13,863
	Tyntek Corp.	79,000	39,396
#	TZE Shin International Co. Ltd.	27,000	16,892
*	U-BEST Innovative Technology Co. Ltd.	36,000	16,672
	Ubright Optronics Corp.	12,000	30,567
	UDE Corp.	28,000	71,747
	Ultra Chip, Inc.	19,000	34,669

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	U-Ming Marine Transport Corp.	204,000	$335,037
	Unic Technology Corp.	25,000	23,001
	Unimicron Technology Corp.	381,000	1,123,975
	Union Bank of Taiwan	350,967	182,637
*	Union Insurance Co. Ltd.	22,000	19,922
*	Uniplus Electronics Co. Ltd.	37,000	20,257
	Uni-President Enterprises Corp.	1,018,000	2,446,420
	Unitech Computer Co. Ltd.	13,000	15,654
#*	Unitech Printed Circuit Board Corp.	246,772	186,871
*	United Alloy-Tech Co.	16,000	23,244
	United Integrated Services Co. Ltd.	52,000	717,468
#	United Microelectronics Corp. (2303 TT)	1,731,000	2,429,027
	United Orthopedic Corp.	31,000	86,647
	United Radiant Technology	17,000	11,672
	United Recommend International Co. Ltd.	11,900	17,760
*	United Renewable Energy Co. Ltd.	567,000	152,509
	Univacco Technology, Inc.	30,000	46,181
	Universal Cement Corp.	162,832	142,534
	Universal Microwave Technology, Inc.	9,000	107,008
	Universal Vision Biotechnology Co. Ltd.	21,798	121,975
	Universal, Inc.	9,000	8,035
	UPC Technology Corp.	264,000	68,786
	UPI Semiconductor Corp.	27,000	155,215
	Userjoy Technology Co. Ltd.	18,165	53,427
	USI Corp.	277,000	88,523
*	Usun Technology Co. Ltd.	11,000	13,153
	Utechzone Co. Ltd.	15,000	43,627
	UVAT Technology Co. Ltd.	17,000	39,801
	Value Valves Co. Ltd.	12,000	32,120

		Shares	Value»
TAIWAN — (Continued)
	Vanguard International Semiconductor Corp.	202,133	$570,624
	Ventec International Group Co. Ltd.	23,000	48,894
	VIA Labs, Inc.	13,000	37,901
	Via Technologies, Inc. .	63,000	142,997
	Viking Tech Corp.	26,000	25,642
	Visco Vision, Inc.	17,000	87,511
	VisEra Technologies Co. Ltd.	24,000	152,284
#	Visual Photonics Epitaxy Co. Ltd.	48,000	149,865
	Vivotek, Inc.	13,000	47,670
	Vizionfocus, Inc.	13,000	81,769
	Voltronic Power Technology Corp.	14,000	656,477
	VSO Electronics Co. Ltd.	5,000	17,687
	Wafer Works Corp.	190,507	120,036
	Waffer Technology Corp.	48,027	75,159
	Wah Hong Industrial Corp.	36,000	37,373
	Wah Lee Industrial Corp.	64,000	190,527
	Walsin Lihwa Corp.	536,442	347,511
	Walsin Technology Corp.	121,000	297,280
	Walton Advanced Engineering, Inc.	109,000	41,949
#	Wan Hai Lines Ltd.	131,400	341,531
*	We & Win Development Co. Ltd.	73,000	24,278
*	We & Win Diversification Co. Ltd.	47,000	32,480
	WEI Chih Steel Industrial Co. Ltd.	49,000	28,030
	Wei Chuan Foods Corp.	99,000	50,346
#	Weikeng Industrial Co. Ltd.	185,000	189,840
	Well Shin Technology Co. Ltd.	37,000	67,523
	Welldone Co.	19,000	29,852
	Weltrend Semiconductor	41,000	58,115
	Wholetech System Hitech Ltd.	18,000	48,844
#*	Win Semiconductors Corp.	147,000	416,806
#*	Winbond Electronics Corp.	642,913	318,692

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Winmate, Inc.	12,000	$51,275
	Winstek Semiconductor Co. Ltd.	27,000	76,303
	WinWay Technology Co. Ltd.	4,000	106,247
#	Wisdom Marine Lines Co. Ltd.	174,000	329,163
	Wiselink Co. Ltd.	14,650	43,063
#	Wistron Corp.	366,000	1,174,405
	Wistron NeWeb Corp.	85,647	337,770
	WITS Corp.	19,659	61,500
	Wiwynn Corp.	23,000	1,384,169
	Wonderful Hi-Tech Co. Ltd.	36,000	41,181
	Wowprime Corp.	41,293	287,277
	WPG Holdings Ltd.	303,000	641,931
	WT Microelectronics Co. Ltd.	128,641	471,221
	WUS Printed Circuit Co. Ltd.	49,000	59,319
#	XinTec, Inc.	45,000	188,710
	X-Legend Entertainment Co. Ltd.	7,000	21,148
	Xxentria Technology Materials Corp.	59,675	94,776
	Ya Horng Electronic Co. Ltd.	15,000	27,841
	Yageo Corp.	72,792	1,043,705
	Yang Ming Marine Transport Corp.	340,000	726,402
#	Yankey Engineering Co. Ltd.	17,917	226,132
	YC INOX Co. Ltd.	146,858	97,747
	YCC Parts Manufacturing Co. Ltd.	11,000	18,144
	Yea Shin International Development Co. Ltd.	87,933	93,594
	Yem Chio Co. Ltd.	159,000	80,217
	Yen Sun Technology Corp.	14,000	18,406
*	Yeong Guan Energy Technology Group Co. Ltd.	46,799	42,942
	YFC-Boneagle Electric Co. Ltd.	39,000	26,847
#	YFY, Inc.	409,000	333,981
	Yi Jinn Industrial Co. Ltd.	66,150	35,240
	Yieh Phui Enterprise Co. Ltd.	356,892	176,544

		Shares	Value»
TAIWAN — (Continued)
	Young Fast Optoelectronics Co. Ltd.	26,000	$41,061
	Youngtek Electronics Corp.	54,000	104,297
	Yuan High-Tech Development Co. Ltd.	3,000	13,388
	Yuanta Financial Holding Co. Ltd.	1,246,808	1,221,573
	Yuanta Futures Co. Ltd.	38,979	100,270
	Yuen Chang Stainless Steel Co. Ltd.	19,000	9,652
	Yuen Foong Yu Consumer Products Co. Ltd.	33,000	42,602
	Yulon Finance Corp.	94,308	318,621
#	Yulon Motor Co. Ltd.	245,864	302,812
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	14,135
	Yungshin Construction & Development Co. Ltd.	16,000	62,159
	YungShin Global Holding Corp.	67,000	137,415
	Yusin Holding Corp.	13,286	45,151
	Zeng Hsing Industrial Co. Ltd.	18,669	58,128
	Zenitron Corp.	61,000	60,677
	Zero One Technology Co. Ltd.	55,579	218,704
	Zhen Ding Technology Holding Ltd.	205,000	627,999
*	Zhong Yang Technology Co. Ltd.	16,000	17,057
*	Zig Sheng Industrial Co. Ltd.	124,000	37,201
	ZillTek Technology Corp.	7,000	47,760
*	Zinwell Corp.	73,000	27,003
	Zippy Technology Corp.	33,000	54,915
	Zyxel Group Corp.	102,895	96,848

TOTAL TAIWAN			278,998,449

THAILAND — (1.9%)
	AAPICO Hitech PCL (AH/F TB)	46,400	16,668
*	Absolute Clean Energy PCL	547,400	21,794

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Advanced Info Service PCL	92,600	$817,752
	Advanced Information Technology PCL, Class F	299,050	37,062
	AEON Thana Sinsap Thailand PCL	38,100	120,328
	After You PCL	121,000	32,600
	Allianz Ayudhya Capital PCL	9,200	9,157
	Amata Corp. PCL	239,300	106,021
	AP Thailand PCL	1,145,700	274,378
	Asia Plus Group Holdings PCL	335,500	19,384
	Asian Alliance International PCL	211,400	27,212
	Asian Insulators PCL	64,800	6,518
	Asian Sea Corp. PCL	117,700	27,130
	Asset World Corp. PCL	1,427,700	94,026
*	Assetwise PCL	38,500	7,319
	B Grimm Power PCL	214,600	72,593
	Bangchak Corp. PCL	312,500	334,437
	Bangchak Sriracha PCL	280,900	44,147
	Bangkok Airways PCL	91,000	43,586
	Bangkok Aviation Fuel Services PCL	29,700	6,890
	Bangkok Bank PCL (BBLF TB)	165,300	692,771
#	Bangkok Chain Hospital PCL	155,500	70,290
	Bangkok Commercial Asset Management PCL	707,146	134,422
	Bangkok Dusit Medical Services PCL, Class F	1,095,200	786,852
#	Bangkok Expressway & Metro PCL	969,800	171,286
	Bangkok Land PCL	4,188,000	51,402
	Bangkok Life Assurance PCL, NVDR	48,900	24,593
	Banpu PCL	1,578,700	203,215
	Banpu Power PCL	193,006	39,867
	BCPG PCL	296,200	60,739
	BEC World PCL	300,000	36,282
#	Berli Jucker PCL	248,300	176,906
	Betagro PCL	148,100	105,073
*	Beyond Securities PCL	1,342,000	15,266
	BKI Holdings PCL	19,100	161,239
	Bluebik Group PCL	43,500	37,438

		Shares	Value»
THAILAND — (Continued)
*	Bound & Beyond PCL	54,600	$12,422
	Brooker Group PCL	2,067,800	22,903
*	BTS Group Holdings PCL	1,198,000	181,108
	Bumrungrad Hospital PCL	78,800	389,223
#	Cal-Comp Electronics Thailand PCL, Class F	298,987	53,255
	Carabao Group PCL	49,900	93,362
	Central Pattana PCL	199,800	303,543
	Central Plaza Hotel PCL	69,300	51,864
	Central Retail Corp. PCL	368,100	261,158
	CH Karnchang PCL	378,200	163,032
	Charoen Pokphand Foods PCL	432,000	342,703
#	Chularat Hospital PCL	1,679,600	89,498
	CK Power PCL	471,600	38,118
	Com7 PCL	202,700	125,000
*	Country Group Development PCL	1,753,500	10,498
	CP ALL PCL	511,000	787,801
	CP Axtra PCL	167,482	126,595
	Delta Electronics Thailand PCL	207,600	609,035
*	Demco PCL	163,000	7,954
	Dhipaya Group Holdings PCL	225,400	130,227
	Diamond Building Products PCL	45,400	7,883
	Dohome PCL	12,456	2,014
	Don Muang Tollway PCL	212,400	64,219
*	Dusit Thani PCL	30,800	7,284
#	Dynasty Ceramic PCL	928,200	43,347
	Eastern Polymer Group PCL	330,500	26,317
	Ekachai Medical Care PCL	86,100	16,109
	Electricity Generating PCL	32,400	100,871
#*	Energy Absolute PCL	1,055,600	68,888
#	Erawan Group PCL	987,300	67,386
	Forth Corp. PCL	68,100	19,163
	Forth Smart Service PCL	73,000	14,205
	Fortune Parts Industry PCL	107,900	5,200
	Frasers Property Thailand PCL	68,900	13,510
	GFPT PCL	168,400	50,916

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Global Green Chemicals PCL	58,600	$7,964
	Global Power Synergy PCL	68,300	63,894
*	Gulf Development PCL	215,115	315,541
#	Gunkul Engineering PCL	1,505,200	71,644
	Haad Thip PCL	86,000	42,479
	Hana Microelectronics PCL	252,600	145,942
	Heng Leasing & Capital PCL	461,200	14,082
	Home Product Center PCL	1,000,500	254,580
	Ichitan Group PCL	212,200	76,228
	Index Livingmall PCL	68,700	28,998
	Indorama Ventures PCL	158,400	90,094
#	IRPC PCL	4,865,400	126,715
#	I-TAIL Corp. PCL	112,300	43,367
*	Italian-Thai Development PCL	241,200	2,022
#*	Jasmine International PCL	1,105,341	50,295
*	Jasmine Technology Solution PCL	45,100	55,017
#	Jaymart Group Holdings PCL	233,300	59,713
#	JMT Network Services PCL	234,000	96,668
	Karmarts PCL	119,400	33,956
	Kasikornbank PCL (KBANKF TB)	46,300	221,070
	KCE Electronics PCL	265,000	138,033
	KGI Securities Thailand PCL	445,900	52,592
#	Khon Kaen Sugar Industry PCL	673,500	30,646
	Khonburi Sugar PCL	64,800	10,087
	Kiatnakin Phatra Bank PCL	48,700	72,893
	Krung Thai Bank PCL	458,700	299,346
	Krungthai Card PCL	128,400	178,734
	Lalin Property PCL	77,200	11,555
	Land & Houses PCL (LHF TB)	1,082,100	137,348
	Lanna Resources PCL	50,800	23,267
	LH Financial Group PCL	1,283,700	29,974
	Loxley PCL	153,300	4,773
	LPN Development PCL	615,700	37,231

		Shares	Value»
THAILAND — (Continued)
	Major Cineplex Group PCL	164,600	$49,028
	Master Style PcL	37,500	23,462
	MBK PCL	185,508	85,521
	MC Group PCL	185,600	56,116
	MCS Steel PCL	99,900	23,177
#	Mega Lifesciences PCL	134,800	122,069
	Minor International PCL	665,800	533,158
	MK Restaurants Group PCL	133,200	75,761
*	Mono Next PCL	616,500	30,451
	Moshi Moshi Retail Corp. PLC	34,900	44,402
	Muangthai Capital PCL	107,500	144,814
	Namyong Terminal PCL	111,900	11,523
	Netbay PCL	28,600	17,294
	Ngern Tid Lor PCL	264,134	94,884
	Noble Development PCL	326,100	20,696
	Northeast Rubber PCL	595,200	73,053
	NSL Foods PCL	23,300	23,192
#	Origin Property PCL	343,300	20,246
	Osotspa PCL	245,200	115,976
#	Plan B Media PCL	669,788	96,243
*	Platinum Group PCL, Class F	364,500	15,276
	Polyplex Thailand PCL	90,100	29,400
	Praram 9 Hospital PCL	126,000	94,297
	Precious Shipping PCL	455,100	80,380
	Premier Marketing PCL	69,400	22,022
	Prima Marine PCL	451,800	80,473
	Property Perfect PCL	1,293,915	4,261
	Pruksa Holding PCL	327,300	47,030
	PTG Energy PCL	397,500	83,891
	PTT Exploration & Production PCL	282,200	840,560
#	PTT Global Chemical PCL	388,500	201,199
#	PTT Oil & Retail Business PCL	398,000	172,759
	PTT PCL	1,672,700	1,552,274
	Quality Houses PCL	2,244,400	100,781
	Rajthanee Hospital PCL	69,700	27,542
	Ramkhamhaeng Hospital PCL	33,900	18,368
#	Ratch Group PCL	172,100	135,238

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Ratchaphruek Hospital PCL	55,300	$9,105
	Ratchthani Leasing PCL	1,108,490	48,780
	Regional Container Lines PCL	181,400	124,354
	Rojana Industrial Park PCL	343,900	60,225
	S Hotels & Resorts PCL	530,133	26,979
	Sabina PCL	23,100	12,931
	Saha-Union PCL	31,400	27,024
	Saksiam Leasing PCL	254,300	29,537
*	Samart Corp. PCL	167,000	34,745
	Sansiri PCL	5,098,800	212,164
#	Sappe PCL	40,400	42,631
	SC Asset Corp. PCL	963,600	66,923
	SCB X PCL	81,600	290,687
††	SCG Ceramics PCL	288,200	1,639
	SCG Packaging PCL	233,300	98,474
#	SCGJWD Logistics PCL	96,500	22,821
	Sermsang Power Corp. Co. Ltd.	118,666	17,051
	Siam Cement PCL	86,100	412,393
	Siam Global House PCL	260,138	54,901
	Siam Wellness Group PCL	285,450	32,813
	Siamgas & Petrochemicals PCL .	162,300	33,767
	Sikarin PCL, Class F	109,200	22,229
*	Singer Thailand PCL	167,600	32,361
	Singha Estate PCL	408,100	8,430
	SiS Distribution Thailand PCL	15,500	10,347
	SISB PCL	87,000	48,181
*	SKY ICT PCL	92,200	40,849
	Somboon Advance Technology PCL	79,300	27,537
	SPCG PCL	143,200	33,866
#	Sri Trang Agro-Industry PCL	330,100	133,404
	Sri Trang Gloves Thailand PCL	427,900	88,385
#	Srinanaporn Marketing PCL	148,700	54,307
	Srisawad Capital 1969 PCL, Class F	517,528	24,013
	Srisawad Corp. PCL	170,150	155,353
	Srivichai Vejvivat PCL	49,900	10,457
	Star Petroleum Refining PCL	690,300	112,622
#*	Stecon Group PCL	239,400	52,674

		Shares	Value»
THAILAND — (Continued)
*	STP & I PCL	430,579	$32,224
#	Supalai PCL	441,000	208,586
*	Super Energy Corp. PCL	8,310,300	34,828
	Susco PCL	298,200	24,459
	SVI PCL	142,800	33,557
	Syntec Construction PCL	243,200	11,503
	TAC Consumer PCL	207,600	28,587
#	Taokaenoi Food & Marketing PCL, Class F	175,400	38,855
	Thai Life Insurance PCL	261,200	96,176
	Thai Oil PCL	301,279	241,258
	Thai Stanley Electric PCL (STANLY/F TB), Class F	8,200	53,513
#	Thai Union Group PCL	477,500	154,378
	Thai Vegetable Oil PCL	142,120	96,576
#*	Thaicom PCL	142,100	38,710
#	Thaifoods Group PCL	695,300	111,356
	Thanachart Capital PCL	47,000	67,183
*	Thonburi Healthcare Group PCL	124,200	36,065
	Thoresen Thai Agencies PCL	682,400	84,164
	Tipco Asphalt PCL (TASCO/F TB)	199,700	89,672
#	Tisco Financial Group PCL (TISCO/F TB)	54,400	160,000
	TKS Technologies PCL	84,500	14,292
	TMBThanachart Bank PCL	2,322,274	127,219
	TOA Paint Thailand PCL	229,500	70,076
#	TPI Polene PCL	2,220,300	62,478
	TPI Polene Power PCL	1,139,000	71,603
	TQM Alpha PCL	40,000	19,877
	Triple i Logistics PCL	129,700	18,171
*	True Corp. PCL	951,090	344,505
	TTW PCL	265,400	69,915
	Union Auction PCL	36,100	7,781
	United Paper PCL	93,800	21,341
	Univanich Palm Oil PCL	247,200	67,711
	Vanachai Group PCL	101,000	6,531
#*	VGI PCL	689,010	47,027
	WHA Corp. PCL	1,140,800	103,135

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	WHA Utilities & Power PCL	272,900	$27,123
#*	Xspring Capital PCL	2,797,300	66,991

TOTAL THAILAND			22,489,204

TURKEY — (1.1%)
	Adel Kalemcilik Ticaret ve Sanayi AS	17,996	15,662
	Agesa Hayat ve Emeklilik AS	14,294	50,017
	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	54,473	30,180
	Akbank TAS	500,905	636,510
	Akcansa Cimento AS	8,691	31,750
*	Akenerji Elektrik Uretim AS	80,154	18,448
	Aksa Akrilik Kimya Sanayii AS	247,327	61,532
	Aksa Enerji Uretim AS	62,050	50,277
*	Aksigorta AS	239,060	37,556
	Alarko Holding AS	32,925	78,915
	Albaraka Turk Katilim Bankasi AS	562,031	88,125
*	Alkim Alkali Kimya AS	46,788	17,865
	Anadolu Anonim Turk Sigorta Sirketi	62,668	142,505
	Anadolu Efes Biracilik Ve Malt Sanayii AS	25,748	107,082
	Anadolu Hayat Emeklilik AS	17,273	36,084
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	1,125	1,606
*	Anel Elektrik Proje Taahhut ve Ticaret AS	26,537	11,848
#*	Arcelik AS	11,284	33,441
	ARD Grup Bilisim Teknolojileri AS	45,902	30,104
*	Arsan Tekstil Ticaret ve Sanayi AS	31,215	16,907
	Aselsan Elektronik Sanayi Ve Ticaret AS	75,548	266,146
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	42,628	111,691
	Atp Yazilim ve Teknoloji AS	3,819	7,676
	Aydem Yenilenebilir Enerji AS	30,439	12,589

		Shares	Value»
TURKEY — (Continued)
	Aygaz AS	12,246	$40,753
*	Baticim Bati Anadolu Cimento Sanayii AS	429,398	59,042
*	Bera Holding AS	245,321	92,856
	BIM Birlesik Magazalar AS	24,100	283,133
*	Biotrend Cevre VE Enerji Yatirimlari AS	57,833	27,485
	Bogazici Beton Sanayi Ve Ticaret AS	24,607	14,855
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	3,049	28,887
	Borusan Yatirim ve Pazarlama AS	382	21,134
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	1,013	17,080
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,783	24,367
	Bursa Cimento Fabrikasi AS	296,334	59,071
*	Can2 Termik AS	415,828	17,435
	Celebi Hava Servisi AS	335	21,970
	Cemtas Celik Makina Sanayi Ve Ticaret AS	73,933	32,649
	Cimsa Cimento Sanayi VE Ticaret AS	39,883	48,706
	Coca-Cola Icecek AS	102,155	138,623
	Deva Holding AS	19,448	28,689
	Dogan Sirketler Grubu Holding AS	200,388	81,405
	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	45,532	7,878
	Dogus Otomotiv Servis ve Ticaret AS	27,837	141,747
	Eczacibasi Yatirim
	Holding Ortakligi AS	4,420	19,937
	EGE Endustri VE Ticaret AS	163	37,814
	EGE Gubre Sanayii AS	12,670	21,718
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	43,782	50,031
Ω	Enerjisa Enerji AS	25,463	35,894
	Enerya Enerji AS	116,426	12,262

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
#	Enka Insaat ve Sanayi AS	125,992	$210,204
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	5,739	23,562
	Eregli Demir ve Celik Fabrikalari TAS	314,213	184,512
	Escar Turizm Tasimacilik Ticaret AS	19,337	33,670
*	Escort Teknoloji Yatirim AS	99,877	6,378
*	Esenboga Elektrik Uretim AS	47,965	51,422
	Europap Tezol Kagit Sanayi VE Ticaret AS	37,546	14,692
*	Europen Endustri Insaat Sanayi VE Ticaret AS	339,359	47,022
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	24,619	16,037
	Ford Otomotiv Sanayi AS	2,655	61,256
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	10,441	34,408
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	37,776	39,788
	Global Yatirim Holding AS	466,026	89,283
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	6,570	65,926
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	104,285	47,053
	Grainturk Tarim AS	7,309	57,070
*	GSD Holding AS	286,149	31,268
*	Gubre Fabrikalari TAS	4,790	34,367
*	Hektas Ticaret TAS	346,845	27,942
*	Hitit Bilgisayar Hizmetleri AS	6,775	7,232
*	HUN Yenilenebilir Enerji Uretim AS	99,573	8,886
*	Ihlas Holding AS	515,900	30,757
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	160,496	27,856

		Shares	Value»
TURKEY — (Continued)
*	Inveo Yatirim Holding AS	285	$44
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	14,896	25,830
*	Is Finansal Kiralama AS	172,678	56,679
	Is Yatirim Menkul Degerler AS	92,488	86,692
*	Isiklar Enerji ve Yapi Holding AS	37,841	10,233
*	Izmir Demir Celik Sanayi AS	310,489	40,349
	Jantsa Jant Sanayi Ve Ticaret AS	59,641	33,241
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	45,847	36,366
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	145,862	147,018
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	429,687	260,846
*	Karel Elektronik Sanayi ve Ticaret AS	34,699	7,353
*	Karsan Otomotiv Sanayii Ve Ticaret AS	60,736	16,108
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	1,017,930	39,266
*	Kayseri Seker Fabrikasi AS	17,974	8,024
*	Kerevitas Gida Sanayi ve Ticaret AS	82,055	34,458
	Kervan Gida Sanayi Ve Ticaret AS	411,487	21,514
	Kiler Holding AS	12,084	8,054
#	KOC Holding AS	97,023	349,325
	Kocaer Celik Sanayi Ve Ticaret AS	171,326	54,930
*	Konya Cimento Sanayii AS	106	16,657
*	Kordsa Teknik Tekstil AS	20,633	29,592
*	Koza Anadolu Metal Madencilik Isletmeleri AS	31,291	70,597

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	LDR Turizm AS	5,342	$26,749
	Logo Yazilim Sanayi Ve Ticaret AS	19,489	69,436
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	60,806	24,641
*	Margun Enerji Uretim Sanayi VE Ticaret AS	84,667	58,471
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	200,246	168,621
#*	MIA Teknoloji AS	85,082	77,384
	Migros Ticaret AS	5,375	67,027
*Ω	MLP Saglik Hizmetleri AS	10,367	88,251
*	Naturel Yenilenebilir Enerji Ticaret AS	16,173	18,147
*	NET Holding AS	60,396	57,655
	Nuh Cimento Sanayi AS	6,838	43,455
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	107,633	13,534
*	Orge Enerji Elektrik Taahhut AS	18,555	47,807
*	Oyak Cimento Fabrikalari AS	189,465	115,977
*	Oyak Yatirim Menkul Degerler AS	31,633	21,619
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	5,615	4,911
*	Pegasus Hava Tasimaciligi AS	56,878	330,788
*	Peker Gayrimenkul Yatirim Ortakligi AS	40,494	1,477
	Penta Teknoloji Urunleri Dagitim Ticaret AS	54,864	18,692
*	Petkim Petrokimya Holding AS	211,934	89,320
	Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	45,883	27,622
*	Polisan Holding AS	34,039	13,635
*	Politeknik Metal Sanayi ve Ticaret AS	34	5,575
*	Qua Granite Hayal	184,107	25,450
*	Ral Yatirim Holding AS.	30,403	93,146

		Shares	Value»
TURKEY — (Continued)
*	Reysas Tasimacilik ve Lojistik Ticaret AS	254,592	$97,762
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	89,120	43,634
#*	Sasa Polyester Sanayi AS	676,538	74,624
	SDT Uzay VE Savunma Teknolojileri AS	3,676	18,445
	Sekerbank Turk AS	1,008,762	136,207
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	25,263	42,257
	Sok Marketler Ticaret AS	101,273	99,342
	SUN Tekstil Sanayi Ve Ticaret AS	17,135	15,783
	Suwen Tekstil Sanayi Pazarlama AS	116,500	32,251
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	11,462	10,043
*	TAV Havalimanlari Holding AS	30,678	182,614
*	Tekfen Holding AS	79,020	281,469
#	Tofas Turk Otomobil Fabrikasi AS	17,549	91,776
*	Tukas Gida Sanayi ve Ticaret AS	753,227	46,838
*	Tumosan Motor ve Traktor Sanayi AS	6,241	13,525
#*	Turk Altin Isletmeleri AS	62,876	40,917
*	Turk Hava Yollari AO	115,076	853,855
*	Turk Telekomunikasyon AS	145,845	199,236
	Turk Traktor ve Ziraat Makineleri AS	3,908	61,710
	Turkcell Iletisim Hizmetleri AS	257,358	603,647
#	Turkiye Garanti Bankasi AS	108,139	290,669
#	Turkiye Is Bankasi AS, Class C	1,465,484	394,575
#	Turkiye Petrol Rafinerileri AS	176,031	572,159
	Turkiye Sigorta AS	169,578	77,256
*	Turkiye Sinai Kalkinma Bankasi AS	505,959	138,026
#	Turkiye Sise ve Cam Fabrikalari AS	161,585	144,369

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
#*	Turkiye Vakiflar Bankasi TAO, Class D	811,020	$439,156
#*	Ulker Biskuvi Sanayi AS	59,050	164,227
*	Usak Seramik Sanayii AS	292,700	46,323
*	Vakif Finansal Kiralama AS	766,656	41,597
	Vestel Beyaz Esya Sanayi ve Ticaret AS	204,646	61,825
*	Vestel Elektronik Sanayi ve Ticaret AS	79,829	84,152
*	Yapi ve Kredi Bankasi AS	715,850	425,741
	Yaprak Sut ve Besi Ciftlikleri San. Ve Tic. AS	726	8,519
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	50,837	30,725
*	Yayla Agro Gida Sanayi VE Nakliyat AS	127,653	28,849
*	YEO Teknoloji Enerji VE Endustri AS	52,844	58,289
	Ziraat Gayrimenkul Yatirim Ortakligi AS	65,156	41,056
*	Zorlu Enerji Elektrik Uretim AS	877,680	73,160

TOTAL TURKEY			13,339,702

UNITED ARAB EMIRATES — (2.2%)
	Abu Dhabi Aviation Co.	7,431	11,063
	Abu Dhabi Commercial Bank PJSC	345,059	1,093,439
	Abu Dhabi Islamic Bank PJSC	378,584	1,884,882
	Abu Dhabi National Hotels	1,817,606	257,697
	Abu Dhabi National Insurance Co. PSC	48,909	82,190
	Abu Dhabi National Oil Co. for Distribution PJSC	664,099	609,421
*	Abu Dhabi Ports Co. PJSC	183,260	198,349
	Abu Dhabi Ship Building Co. PJSC	17,840	29,368

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	ADNOC Drilling Co. PJSC	461,204	$615,329
	Agility Global PLC	604,652	202,220
	Agthia Group PJSC	118,557	145,956
	Air Arabia PJSC	816,494	776,877
	Ajman Bank PJSC	269,415	110,793
*	AL Seer Marine Supplies & Equipment Co. LLC	109,265	87,008
	Aldar Properties PJSC	176,195	396,783
	Alpha Dhabi Holding PJSC	69,244	213,523
	Amanat Holdings PJSC	499,460	146,790
	Americana Restaurants International PLC - Foreign Co.	683,152	420,207
*	Amlak Finance PJSC	326,202	74,838
*	Apex Investment Co. PSC	78,960	84,494
*	Aramex PJSC	239,934	181,709
*	Bank of Sharjah	359,887	89,969
	Burjeel Holdings PLC	334,213	137,467
	Dana Gas PJSC	2,181,724	442,568
	Deyaar Development PJSC	451,753	113,483
	Dubai Electricity & Water Authority PJSC	644,535	470,313
	Dubai Financial Market PJSC	762,271	284,405
	Dubai Investments PJSC	880,240	556,831
	Dubai Islamic Bank PJSC	557,125	1,147,840
	Emaar Development PJSC	191,041	696,196
	Emaar Properties PJSC	1,134,478	4,053,775
	Emirates Central Cooling Systems Corp.	612,775	269,290
	Emirates Driving Co.	115,541	77,002
	Emirates Integrated Telecommunications Co. PJSC	181,259	429,669
	Emirates NBD Bank PJSC	376,754	2,108,496
	Emirates Telecommunications Group Co. PJSC	356,607	1,689,872
*	EMSTEEL Building Materials PJSC	396,596	125,390

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Eshraq Investments PJSC	456,097	$56,664
	Fertiglobe PLC	343,065	212,275
	First Abu Dhabi Bank PJSC	653,677	2,674,590
*	Ghitha Holding PJSC	14,122	68,679
*	Gulf Navigation Holding PJSC	43,065	63,247
*	Gulf Pharmaceutical Industries PSC	126,729	47,356
*	Manazel PJSC	471,037	45,269
*	Multiply Group PJSC	1,560,777	917,005
	National Bank of Ras Al-Khaimah PSC	56,205	104,056
	National Central Cooling Co. PJSC	208,407	149,792
*	National Corp. for Tourism & Hotels	78,396	52,058
	NMDC Group PJSC	14,855	101,086
	Palms Sports PrJSC	4,850	8,547
*	Presight AI Holding PLC	122,248	64,538
*	RAK Properties PJSC	531,841	184,209
	Ras Al Khaimah Ceramics PJSC	261,574	177,233
	Salik Co. PJSC	405,211	558,302
	Sharjah Islamic Bank	291,186	198,214
*	Space42 PLC	290,490	131,284
	Taaleem Holdings PJSC	42,695	42,249
	TECOM Group PJSC	166,981	141,910
*	Union Properties PJSC	923,090	143,212

TOTAL UNITED ARAB EMIRATES			26,457,277

UNITED KINGDOM — (0.1%)
#	Anglogold Ashanti PLC (AU US)	17,528	738,980

UNITED STATES — (0.0%)
*Ω	HUUUGE, Inc.	3,326	16,214

TOTAL COMMON STOCKS			1,154,193,781

PREFERRED STOCKS — (0.9%)

BRAZIL — (0.8%)
	Alpargatas SA, 1.438%	76,227	99,395
*	Azul SA	73,700	19,090
	Banco ABC Brasil SA, 7.581%	30,406	116,263

		Shares	Value»
BRAZIL — (Continued)
Ω	Banco BMG SA, 10.131%	75,929	$50,975
	Banco Bradesco SA, 9.775%	425,690	1,029,880
	Banco do Estado do Rio Grande do Sul SA, 9.502%	84,100	170,418
	Banco Mercantil do Brasil SA, 6.310%	7,400	46,003
	Banco Pan SA, 3.173%	116,478	156,189
	Banco Pine SA, 10.291%	12,548	10,613
*	Braskem SA	35,814	67,335
	Centrais Eletricas Brasileiras SA, 4.010%	25,900	220,110
	Centrais Eletricas de Santa Catarina SA, 8.134%	1,300	18,832
	Cia de Ferro Ligas da Bahia FERBASA, 7.259%	56,800	72,562
	Cia De Sanena Do Parana, 5.195%	249,148	266,921
	Cia Energetica de Minas Gerais, 10.929%	334,088	644,611
	Cia Paranaense de Energia - Copel Class B, 7.077%	172,300	350,056
	Energisa SA, 6.888%	75	111
	Eucatex SA Industria e Comercio, 5.851%	11,500	25,472
	Gerdau SA, 5.337%	38	100
	Isa Energia Brasil SA, 9.841%	69,500	293,790
	Itau Unibanco Holding SA, 6.726%	324,610	2,035,122
	Klabin SA, 3.777%	3	2
	Marcopolo SA, 8.381%	235,312	291,904
	Petroleo Brasileiro SA, 17.822%	536,873	2,837,074
	Raizen SA, 0.553%	459,026	146,399
	Randon SA Implementos e Participacoes, 4.054%	73,400	116,014
	Schulz SA, 7.575%	39,876	38,505
	Taurus Armas SA, 5.969%	33,277	49,724

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Track & Field Co. SA, 2.041%	6,600	$13,432
	Unipar Carbocloro SA, 9.231%	8,500	81,733
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	189,200	184,361

TOTAL BRAZIL			9,452,996

CHILE — (0.0%)
	Embotelladora Andina SA, 7.252%	3,475	14,863
	Sociedad Quimica y Minera de Chile SA Class B, 0.605%	4,954	170,559

TOTAL CHILE			185,422

COLOMBIA — (0.1%)
	Grupo Aval Acciones y Valores SA, 3.937%	909,729	123,578
	Grupo de Inversiones Suramericana SA, 3.782%	30,411	271,179

TOTAL COLOMBIA			394,757

TOTAL PREFERRED STOCKS			10,033,175

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
*	Banco Pine SA Warrants 12/31/2049	24	3
*	Diagnosticos da America SA Warrants 04/30/2025	357	0
*	Minerva SA Rights 05/29/2025	37,094	12,484

TOTAL BRAZIL			12,487

INDIA — (0.0%)
*	Advaita Allied Health Services Rights 05/22/2025	1,070	507
*	Lloyds Engineering Works Ltd. Rights 05/30/2025	39,653	10,513

TOTAL INDIA			11,020

		Shares	Value»
MALAYSIA — (0.0%)
*	CAB Cakaran Corp. Bhd. Warrants 05/31/2028	20,800	$723
*	Supermax Corp. Bhd. Warrants 03/01/2030	19,788	1,124

TOTAL MALAYSIA			1,847

SOUTH KOREA — (0.0%)
*	Chabiotech Co. Ltd. Rights 06/05/2025	1,755	4,235
*	Samsung SDI Co. Ltd. Rights 05/22/2025	1,460	35,383

TOTAL SOUTH KOREA			39,618

THAILAND — (0.0%)
*	Better World Green PCL Warrants 03/13/2026	142,950	0
*	Jasmine International PCL Warrants 10/10/2031	345,121	3,823
*	MBK PCL Rights 05/16/2025	18,550	444
*	Northeast Rubber PCL Warrants 05/15/2026	73,850	398
*	VGI PCL Warrants 09/03/2025	139,341	3,003

TOTAL THAILAND			7,668

TOTAL RIGHTS/WARRANTS			72,640

TOTAL INVESTMENT SECURITIES (Cost $1,080,160,608)			1,164,299,596

			Value†

SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	1,227,076	14,191,136

TOTAL INVESTMENTS — (100.0%) (Cost $1,094,352,906)			$1,178,490,732

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2025, the value of Rule 144A securities amounted to $33,287,375 or 2.9% of net assets.

Summary of the Portfolio’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Belgium	—	$477,989	—	$477,989
Brazil	$54,200,398	—	—	54,200,398
Chile	9,390,585	—	—	9,390,585
Colombia	2,271,306	—	—	2,271,306
Czech Republic	—	1,807,354	—	1,807,354
Egypt	205,664	87,247	—	292,911
Greece	—	9,243,868	—	9,243,868
Hungary	—	3,794,992	—	3,794,992
India	16,409,974	302,062,115	—	318,472,089
Indonesia	226,682	26,415,244	$5,061	26,646,987
Kuwait	—	14,326,089	3,255	14,329,344
Luxembourg	—	389,470	—	389,470
Malaysia	—	24,196,374	17	24,196,391
Mexico	29,695,516	31,947	—	29,727,463
Netherlands	—	953,433	—	953,433
Peru	943,585	—	—	943,585
Philippines	163,351	9,361,918	—	9,525,269
Poland	—	20,599,140	—	20,599,140
Qatar	—	12,708,100	—	12,708,100
Saudi Arabia	39,694	58,862,867	—	58,902,561
South Africa	6,005,445	44,795,035	—	50,800,480
South Korea	4,033,183	158,303,650	38,072	162,374,905
Spain	—	105,335	—	105,335
Taiwan	763,952	278,234,497	—	278,998,449
Thailand	24,593	22,462,972	1,639	22,489,204
Turkey	—	13,339,702	—	13,339,702
United Arab Emirates	—	26,457,277	—	26,457,277
United Kingdom	738,980	—	—	738,980
United States	—	16,214	—	16,214
Preferred Stocks
Brazil	9,452,996	—	—	9,452,996
Chile	185,422	—	—	185,422
Colombia	394,757	—	—	394,757
Rights/Warrants
Brazil	—	12,487	—	12,487
India	—	11,020	—	11,020
Malaysia	—	1,847	—	1,847
South Korea	—	39,618	—	39,618
Thailand	—	7,668	—	7,668
Securities Lending Collateral	—	14,191,136	—	14,191,136

Total Investments in Securities	$135,146,083	$1,043,296,605	$48,044<>	$1,178,490,732

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2025

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity 2 Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$93,864	$11,864,275
Investment Securities at Value (including $310,721, $1,913,667, $0 and $0 of securities on loan, respectively)	$6,266,540	$32,177,839	—	—
Temporary Cash Investments at Value & Cost	—	—	—	52,672
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $300,973, $1,649,480, $0 and $0, respectively)	300,959	1,649,318	—	—
Segregated Cash for Futures Contracts	4,073	21,635	—	3,416
Foreign Currencies at Value	5,541	62,683	—	—
Cash	49,912	267,545	273	—
Receivables:
Investment Securities Sold	9,410	3,633	—	—
Dividends, Interest and Tax Reclaims	44,379	254,591	—	301
Securities Lending Income	327	1,940	—	—
Fund Shares Sold	2,645	10,012	3	4,779
Futures Margin Variation	40	212	—	34
Unrealized Gain on Foreign Currency Contracts	6	16	—	—
Prepaid Expenses and Other Assets	39	130	13	80

Total Assets	6,683,871	34,449,554	94,153	11,925,557

LIABILITIES:
Payables:
Upon Return of Securities Loaned	301,098	1,650,058	—	—
Investment Securities Purchased	828	77	223	—
Fund Shares Redeemed	13,684	26,514	17	15,696
Due to Advisor	702	5,122	10	2,332
Accrued Expenses and Other Liabilities	251	1,546	6	310

Total Liabilities	316,563	1,683,317	256	18,338

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$6,367,308	$32,766,237	$93,897	$11,907,219

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 214,110,544, 1,908,742,961, 6,361,134 and 553,988,189, respectively, $0.01 Par Value (1)	$29.74	$17.17	$14.76	$21.49

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$75,272	N/A

Investment Securities at Cost	$3,778,146	$22,402,142	N/A	N/A

Foreign Currencies at Cost	$5,532	$61,551	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,328,518	$23,688,182	$77,159	$9,414,468
Total Distributable Earnings (Loss)	2,038,790	9,078,055	16,738	2,492,751

NET ASSETS	$6,367,308	$32,766,237	$93,897	$11,907,219

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2025

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$212,398	$144,966	$21,486	$109,560
Receivables:
Fund Shares Sold	13	—	—	—
Prepaid Expenses and Other Assets	12	12	11	13

Total Assets	212,423	144,978	21,497	109,573

LIABILITIES:
Payables:
Fund Shares Redeemed	—	—	—	182
Due to Advisor	43	29	4	21
Accrued Expenses and Other Liabilities	13	8	1	52

Total Liabilities	56	37	5	255

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$212,367	$144,941	$21,492	$109,318

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 8,672,900, 8,463,408, 789,307 and 3,220,521, respectively, $0.01 Par Value (1)	$24.49	$17.13	$27.23	$33.94

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$167,453	$204,865	$22,039	$(8,137)
Total Distributable Earnings (Loss)	44,914	(59,924)	(547)	117,455

NET ASSETS	$212,367	$144,941	$21,492	$109,318

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2025

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$1,835,366	—	—
Investment Securities at Value (including $156,286, $182,237, $675,993 and $235,937 of securities on loan, respectively)	$3,138,129	4,993,073	$11,801,557	$3,593,608
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $113,270, $187,200, $572,665 and $196,248, respectively)	113,265	187,178	572,612	196,229
Segregated Cash for Futures Contracts	1,511	2,956	11,956	2,037
Foreign Currencies at Value	4,220	—	14,287	6,690
Cash	23,126	50,228	170,702	17,939
Receivables:
Investment Securities Sold	702	—	24,180	2,767
Dividends, Interest and Tax Reclaims	24,547	1,187	130,154	28,263
Securities Lending Income	129	22	586	269
Fund Shares Sold	352	2,234	1,857	484
Futures Margin Variation	15	938	117	1,013
Unrealized Gain on Foreign Currency Contracts	—	—	—	2
Prepaid Expenses and Other Assets	58	52	36	27

Total Assets	3,306,054	7,073,234	12,728,044	3,849,328

LIABILITIES:
Payables:
Upon Return of Securities Loaned	113,438	187,239	572,706	196,287
Investment Securities Purchased	—	—	37,248	26
Fund Shares Redeemed	648	4,512	5,217	1,321
Due to Advisor	602	678	3,700	718
Unrealized Loss on Foreign Currency Contracts	—	—	43	—
Deferred Taxes Payable	87	—	—	—
Accrued Expenses and Other Liabilities	24	262	472	240

Total Liabilities	114,799	192,691	619,386	198,592

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$3,191,255	$6,880,543	$12,108,658	$3,650,736

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 886,869,522, 659,852,310, 479,379,320 and 241,762,826, respectively, $0.01 Par Value (1)	$3.60	$10.43	$25.26	$15.10

(1) NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$2,329,986	$—	$—

Investment Securities at Cost	$3,067,223	$3,908,746	$8,391,709	$2,434,789

Foreign Currencies at Cost	$4,322	$—	$14,335	$6,658

NET ASSETS CONSIST OF:
Paid-In Capital	$4,912,515	$6,757,823	$8,349,720	$2,523,973
Total Distributable Earnings (Loss)	(1,721,260)	122,720	3,758,938	1,126,763

NET ASSETS	$3,191,255	$6,880,543	$12,108,658	$3,650,736

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2025

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*	World ex U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$308,132	—	—
Investment Securities at Value (including $91,280, $0, $261,950 and $25,556 of securities on loan, respectively)	$1,589,728	—	$4,169,435	$718,821
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $92,835, $0, $197,453 and $13,638, respectively)	92,828	—	197,432	13,636
Segregated Cash for Futures Contracts	—	—	2,956	197
Foreign Currencies at Value	156	—	33,655	4,074
Cash	—	598	11,280	745
Receivables:
Investment Securities Sold	1,800	—	4,186	584
Dividends, Interest and Tax Reclaims	9,894	—	24,544	5,657
Securities Lending Income	58	—	347	34
Fund Shares Sold	329	199	1,121	36
Futures Margin Variation	—	—	29	2
Prepaid Expenses and Other Assets	31	12	26	15

Total Assets	1,694,824	308,941	4,445,011	743,801

LIABILITIES:
Payables:
Upon Return of Securities Loaned	92,867	—	197,523	13,640
Investment Securities Purchased	—	—	5,165	812
Fund Shares Redeemed	1,312	34	2,162	361
Due to Advisor	296	33	828	228
Line of Credit	76	—	—	—
Deferred Taxes Payable	—	—	16,536	2,332
Accrued Expenses and Other Liabilities	52	8	379	54

Total Liabilities	94,603	75	222,593	17,427

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,600,221	$308,866	$4,222,418	$726,374

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 116,718,234, 21,948,753, 299,219,604 and 46,322,542, respectively, $0.01 Par Value (1)	$13.71	$14.07	$14.11	$15.68

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000	1,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$228,570	$—	$—

Investment Securities at Cost	$1,193,549	N/A	$3,068,880	$562,481

Foreign Currencies at Cost	$155	$—	$33,296	$4,054

NET ASSETS CONSIST OF:
Paid-In Capital	$1,231,803	$240,378	$3,233,846	$591,764
Total Distributable Earnings (Loss)	368,418	68,488	988,572	134,610

NET ASSETS	$1,600,221	$308,866	$4,222,418	$726,374

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2025

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,126,626	$293,444	$5,143,700	$3,370,606
Temporary Cash Investments at Value & Cost	13	—	—	—
Segregated Cash for Futures Contracts	—	263	—	—
Cash	—	4,888	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	393	—	—	—
Dividends and Interest	1	—	—	—
Fund Shares Sold	202	258	4,583	743
Futures Margin Variation	—	3	—	—
Unrealized Gain on Forward Currency Contracts	—	176	—	—
Prepaid Expenses and Other Assets	17	11	48	22

Total Assets	1,127,252	299,043	5,148,331	3,371,371

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	—	121	—	—
Fund Shares Redeemed	2,436	232	2,731	958
Due to Advisor	39	12	779	864
Unrealized Loss on Forward Currency Contracts	—	1,755	—	—
Accrued Expenses and Other Liabilities	24	9	160	155

Total Liabilities	2,499	2,129	3,670	1,977

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,124,753	$296,914	$5,144,661	$3,369,394

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 46,886,027, 14,304,295, 174,558,298 and 144,924,520, respectively, $0.01 Par Value (1)	$23.99	$20.76	$29.47	$23.25

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$638,876	$152,952	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$661,767	$160,791	$3,164,357	$2,720,940
Total Distributable Earnings (Loss)	462,986	136,123	1,980,304	648,454

NET ASSETS	$1,124,753	$296,914	$5,144,661	$3,369,394

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2025

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity 2 Portfolio*	Emerging Markets Targeted Value Portfolio*	Emerging Markets ex China Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$10,733,310	—	—	—
Investment Securities at Value (including $0, $2,149,388, $11,277 and $45,924 of securities on loan, respectively)	—	$27,216,058	$259,571	$1,164,300
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $441,662, $1,995 and $14,192, respectively)	—	441,612	1,994	14,191
Segregated Cash for Futures Contracts	—	22,796	154	—
Foreign Currencies at Value	—	202,272	1,099	4,270
Cash	—	130,032	2,076	5,980
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	4,141	535	236
Dividends and Interest	—	50,203	424	2,002
Securities Lending Income	—	5,075	37	145
Fund Shares Sold	6,130	10,858	46	170
Futures Margin Variation	—	—	2	335
Unrealized Gain on Foreign Currency Contracts	—	—	—	1
Prepaid Expenses and Other Assets	71	126	12	16

Total Assets	10,739,511	28,083,173	265,950	1,191,646

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	441,814	1,996	14,194
Investment Securities/Affiliated Investment Companies Purchased	—	68	657	3,220
Fund Shares Redeemed	3,993	25,100	124	9,306
Due to Advisor	2,298	7,124	99	323
Futures Margin Variation	—	3,098	—	—
Unrealized Loss on Foreign Currency Contracts	—	—	—	1
Deferred Taxes Payable	—	385,110	3,770	6,986
Accrued Expenses and Other Liabilities	390	3,772	23	82

Total Liabilities	6,681	866,086	6,669	34,112

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$10,732,830	$27,217,087	$259,281	$1,157,534

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 349,085,312, 1,151,050,625, 23,342,121 and 116,046,513, respectively, $0.01 Par Value (1)	$30.75	$23.65	$11.11	$9.97

(1) NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	N/A	$18,704,975	$212,698	$1,080,161

Foreign Currencies at Cost	$—	$199,541	$1,093	$4,246

NET ASSETS CONSIST OF:
Paid-In Capital	$10,098,424	$22,333,077	$231,848	$1,128,741
Total Distributable Earnings (Loss)	634,406	4,884,010	27,433	28,793

NET ASSETS	$10,732,830	$27,217,087	$259,281	$1,157,534

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2025

(Unaudited)

(Amounts in thousands)

	Large Cap International Portfolio	International Core Equity 2 Portfolio	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $41 and $14,610, respectively)	—	—	$467	$175,797
Interest	—	—	2	432
Income from Securities Lending, Net	—	—	32	5,154
Expenses Allocated from Affiliated Investment Companies	—	—	(29)	(6,800)

Total Net Investment Income Allocated from Affiliated Investment Companies	—	—	472	174,583

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $9,158, $51,579, $0 and $0, respectively)	$91,125	$468,172	—	—
Dividend Income from Affiliates	4,699	25,521	321	—
Income from Securities Lending, Net	931	7,334	—	—

Total Fund Investment Income	96,755	501,027	321	—

Fund Expenses
Investment Management Fees	4,233	30,836	166	14,260
Accounting & Transfer Agent Fees	489	2,626	10	806
Custodian Fees	185	1,001	—	1
Filing Fees	25	114	11	85
Shareholders’ Reports	48	214	3	286
Directors’/Trustees’ Fees & Expenses	18	93	—	35
Professional Fees	42	222	—	26
Previously Waived Fees Recovered by Advisor (Note C)	—	—	3	—
Other	211	538	2	71

Total Fund Expenses	5,251	35,644	195	15,570

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	110	—

Net Expenses	5,251	35,644	85	15,570

Net Investment Income (Loss)	91,504	465,383	708	159,013

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	21,833	104,983	—	—
Affiliated Investment Companies Shares Sold	(8)	18	494	—
Transactions Allocated from Affiliated Investment Company	—	—	(351)[1]	98,936
Futures	(1,336)	(10,416)	(83)	(8,204)
Foreign Currency Transactions	(734)	(2,408)	—	—
In-Kind Redemptions	50,999	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	351,754	2,133,949	—	—
Affiliated Investment Companies Shares	(17)	(193)	(5,473)	—
Transactions Allocated from Affiliated Investment Company	—	—	1,540	645,524
Futures	156	60	—	10,193
Translation of Foreign Currency-Denominated Amounts	2,265	12,730	—	—

Net Realized and Unrealized Gain (Loss)	424,912	2,238,723	(3,873)	746,449

Net Increase (Decrease) in Net Assets Resulting from Operations	$516,416	$2,704,106	$(3,165)	$905,462

[1] Net of foreign capital gain taxes withheld of:	$—	$—	$11	$—

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2025

(Unaudited)

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $378, $23, $3 and $146, respectively)	$3,401	$2,132	$350	$2,523
Interest	5	6	1	15
Income from Securities Lending, Net	122	154	2	89
Expenses Allocated from Affiliated Investment Companies	(124)	(93)	(12)	(155)

Total Net Investment Income Allocated from Affiliated Investment Companies	3,404	2,199	341	2,472

Fund Expenses
Investment Management Fees	367	254	35	422
Accounting & Transfer Agent Fees	20	16	2	65
Filing Fees	10	10	10	11
Shareholders’ Reports	4	3	3	4
Directors’/Trustees’ Fees & Expenses	1	1	—	1
Professional Fees	—	—	—	2
Other	4	2	2	5

Total Fund Expenses	406	286	52	510

Fees Waived, Expenses Reimbursed by Advisor (Note C)	105	73	10	120

Net Expenses	301	213	42	390

Net Investment Income (Loss)	3,103	1,986	299	2,082

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	4,655	(3,702)	603	(1,273)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	14,110	(3,152)	(197)	(9,281)

Net Realized and Unrealized Gain (Loss)	18,765	(6,854)	406	(10,554)

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,868	$(4,868)	$705	$(8,472)

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2025

(Unaudited)

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio	International Vector Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $7,056, $0, $19,269 and $6,698, respectively)	$66,879	$96,245	$201,286	$52,974
Dividend Income from Affiliates	1,467	107,162	8,474	3,091
Income from Securities Lending, Net	738	170	2,660	1,055

Total Investment Income	69,084	203,577	212,420	57,120

Fund Expenses
Investment Management Fees	3,724	6,736	22,014	4,840
Accounting & Transfer Agent Fees	200	581	919	378
Custodian Fees	139	20	577	198
Filing Fees	15	38	30	19
Shareholders’ Reports	35	115	99	32
Directors’/Trustees’ Fees & Expenses	11	23	34	10
Professional Fees	29	17	90	25
Other	59	78	365	93

Total Fund Expenses	4,212	7,608	24,128	5,595

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	2,144	—	—
Fees Paid Indirectly (Note C)	86	—	321	80

Net Expenses	4,126	5,464	23,807	5,515

Net Investment Income (Loss)	64,958	198,113	188,613	51,605

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(90,680)	(83,854)	238,712	5,402
Affiliated Investment Companies Shares Sold	(2)	5	(23)	1
Futures	(424)	(2,482)	(9,068)	(2,707)
Foreign Currency Transactions	(283)	—	(317)	(456)
In-Kind Redemptions	—	—	189,250	501
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	78,898 [2]	(215,099)	870,191	265,091
Affiliated Investment Companies Shares	(5)	(70,665)	(60)	(23)
Futures	492	411	3,718	1,846
Translation of Foreign Currency-Denominated Amounts	987	—	6,776	1,530

Net Realized and Unrealized Gain (Loss)	(11,017)	(371,684)	1,299,179	271,185

Net Increase (Decrease) in Net Assets Resulting from Operations	$53,941	$(173,571)	$1,487,792	$322,790

[2] Including foreign capital gain taxes of:	$5	$—	$—	$—

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2025

(Unaudited)

(Amounts in thousands)

	International High Relative Profitability Portfolio	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio	World ex U.S. Targeted Value Portfolio
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $463, $0 and $0, respectively)	—	$4,905	—	—
Interest	—	56	—	—
Income from Securities Lending, Net	—	93	—	—
Expenses Allocated from Affiliated Investment Companies	—	(249)	—	—

Total Net Investment Income Allocated from Affiliated Investment Companies	—	4,805	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,266, $0, $6,617 and $713, respectively)	$22,469	—	$55,111	$10,385
Dividend Income from Affiliates	—	351	2,531	335
Income from Securities Lending, Net	211	—	1,563	194

Total Fund Investment Income	22,680	351	59,205	10,914

Fund Expenses
Investment Management Fees	1,924	457	5,020	1,384
Accounting & Transfer Agent Fees	159	13	331	88
Custodian Fees	48	—	469	105
Filing Fees	19	11	17	15
Shareholders’ Reports	38	5	35	18
Directors’/Trustees’ Fees & Expenses	5	1	11	3
Professional Fees	11	2	52	22
Other	67	2	92	30

Total Fund Expenses	2,271	491	6,027	1,665

Fees Waived, Expenses Reimbursed by Advisor (Note C)	25	263	—	—
Fees Paid Indirectly (Note C)	30	—	—	—

Net Expenses	2,216	228	6,027	1,665

Net Investment Income (Loss)	20,464	4,928	53,178	9,249

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	193	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold	(4,083)	—	14,226 [1]	(3,054)[1]
Affiliated Investment Companies Shares Sold	(3)	210	3	(1)
Transactions Allocated from Affiliated Investment Company	—	(114)[1]	—	—
Futures	53	—	(1,712)	(50)
Foreign Currency Transactions	(256)	—	(1,451)	(85)
In-Kind Redemptions	13,772	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	75,442	—	159,043 [2]	40,591 [2]
Affiliated Investment Companies Shares	(7)	2,416	(22)	(2)
Transactions Allocated from Affiliated Investment Company	—	13,524	—	—
Futures	—	—	56	167
Translation of Foreign Currency-Denominated Amounts	523	—	1,227	276

Net Realized and Unrealized Gain (Loss)	85,441	16,229	171,370	37,842

Net Increase (Decrease) in Net Assets Resulting from Operations	$105,905	$21,157	$224,548	$47,091

[1] Net of foreign capital gain taxes withheld of:	$—	$19	$1,565	$263
[2] Including foreign capital gain taxes of:	$—	$—	$3,765	$827

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2025

(Unaudited)

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $7,144 and $3,460, respectively)	—	—	$61,674	$34,083
Interest	—	—	785	735
Income from Securities Lending, Net	—	—	1,946	7,123
Expenses Allocated from Affiliated Investment Companies	—	—	(3,838)	(4,859)

Total Net Investment Income Allocated from Affiliated Investment Companies	—	—	60,567	37,082

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	$5	—	—	—
Dividend Income from Affiliates	9,610	$2,817	—	—

Total Fund Investment Income	9,615	2,817	—	—

Fund Expenses
Investment Management Fees	1,247	365	7,444	9,117
Accounting & Transfer Agent Fees	79	30	327	281
Custodian Fees	1	—	—	—
Filing Fees	13	11	29	20
Shareholders’ Reports	7	5	64	44
Directors’/Trustees’ Fees & Expenses	3	2	15	11
Professional Fees	3	—	12	9
Previously Waived Fees Recovered by Advisor (Note C)	1	—	—	—
Other	9	6	35	29

Total Fund Expenses	1,363	419	7,926	9,511

Fees Waived, Expenses Reimbursed by Advisor (Note C)	952	289	2,567	3,507

Net Expenses	411	130	5,359	6,004

Net Investment Income (Loss)	9,204	2,687	55,208	31,078

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(20)	(365)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	(34,103)[1]	(160,306)[1]
Futures	—	(49)	—	—
Forward Currency Contracts	—	1,333	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(11,947)	(4,752)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	(11,656)[2]	38,431
Futures	—	(60)	—	—
Forward Currency Contracts	—	(2,826)	—	—

Net Realized and Unrealized Gain (Loss)	(11,967)	(6,719)	(45,759)	(121,875)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,763)	$(4,032)	$9,449	$(90,797)

[1] Net of foreign capital gain taxes withheld of:	$—	$—	$3,955	$3,801
[2] Including foreign capital gain taxes of:	$—	$—	$10,223	$—

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2025

(Unaudited)

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity 2 Portfolio	Emerging Markets Targeted Value Portfolio	Emerging Markets ex China Core Equity Portfolio
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $16,561, $0, $0 and $0, respectively)	$158,036	—	—	—
Interest	1,571	—	—	—
Income from Securities Lending, Net	6,711	—	—	—
Expenses Allocated from Affiliated Investment Companies	(8,076)	—	—	—

Total Net Investment Income Allocated from Affiliated Investment Companies	158,242	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $35,664, $314 and $1,704, respectively)	—	$300,415	$2,812	$13,457
Dividend Income from Affiliates	—	8,621	—	238
Income from Securities Lending, Net	—	24,411	210	652

Total Fund Investment Income	—	333,447	3,022	14,347

Fund Expenses
Investment Management Fees	20,255	44,678	664	1,788
Accounting & Transfer Agent Fees	500	2,112	32	93
Custodian Fees	—	5,357	56	271
Filing Fees	52	96	14	20
Shareholders’ Reports	110	271	11	12
Directors’/Trustees’ Fees & Expenses	33	81	1	3
Professional Fees	24	209	20	26
Previously Waived Fees Recovered by Advisor (Note C)	24	—	—	95
Other	79	512	6	28

Total Fund Expenses	21,077	53,316	804	2,336

Fees Waived, Expenses Reimbursed by Advisor (Note C)	5,475	—	63	6

Net Expenses	15,602	53,316	741	2,330

Net Investment Income (Loss)	142,640	280,131	2,281	12,017

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	—	(53,565)[1]	(1,733)[1]	(16,642)[1]
Affiliated Investment Companies Shares Sold	—	(2)	—	—
Transactions Allocated from Affiliated Investment Company	(95,801)[1]	—	—	—
Futures	—	(9,443)	(63)	(761)
Foreign Currency Transactions	—	(2,829)	(9)	(440)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	(533,729)[2]	(6,222)[2]	(28,084)[2]
Affiliated Investment Companies Shares	—	(53)	(1)	(1)
Transactions Allocated from Affiliated Investment Company	(96,601)	—	—	—
Futures	—	1,029	(28)	—
Translation of Foreign Currency-Denominated Amounts	—	1,639	9	52

Net Realized and Unrealized Gain (Loss)	(192,402)	(596,953)	(8,047)	(45,876)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(49,762)	$(316,822)	$(5,766)	$(33,859)

[1] Net of foreign capital gain taxes withheld of:	$2,192	$11,324	$69	$342
[2] Including foreign capital gain taxes of:	$—	$58,919	$628	$2,678

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity 2 Portfolio		Global Small Company Portfolio#
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$91,504	$172,073	$465,383	$951,485	$708	$1,536
Capital Gain Distributions Received from Investment Securities	—	—	—	—	—	688
Net Realized Gain (Loss) on:
Investment Securities Sold	21,833	10,371	104,983	335,571	—	—
Affiliated Investment Companies Shares Sold	(8)	(28)	18	(139)	494	297
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(351)	(29)
Futures	(1,336)	12,081	(10,416)	47,369	(83)	(1)
Foreign Currency Transactions	(734)	1,199	(2,408)	(1,151)	—	—
In-Kind Redemptions	50,999	59,867	—	95,544	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	351,754	886,750	2,133,949	4,508,341	—	—
Affiliated Investment Companies Shares	(17)	6	(193)	32	(5,473)	12,935
Transactions Allocated from Affiliated Investment Company	—	—	—	—	1,540	5,590
Futures	156	2,213	60	14,209	—	—
Translation of Foreign Currency-Denominated Amounts	2,265	(150)	12,730	(970)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	516,416	1,144,382	2,704,106	5,950,291	(3,165)	21,016

Distributions:
Institutional Class Shares	(68,566)	(192,000)	(377,085)	(1,069,005)	(2,532)	(2,238)
Capital Share Transactions (1):
Shares Issued	645,876	811,090	2,036,366	3,538,936	33,250	23,053
Shares Issued in Lieu of Cash Distributions	61,445	173,102	362,422	1,027,946	2,532	2,237
Shares Redeemed	(728,698)	(1,114,206)	(2,917,989)	(5,859,104)	(33,689)	(20,166)

Net Increase (Decrease) from Capital Share Transactions	(21,377)	(130,014)	(519,201)	(1,292,222)	2,093	5,124

Total Increase (Decrease) in Net Assets	426,473	822,368	1,807,820	3,589,064	(3,604)	23,902
Net Assets
Beginning of Period	5,940,835	5,118,467	30,958,417	27,369,353	97,501	73,599

End of Period	$6,367,308	$5,940,835	$32,766,237	$30,958,417	$93,897	$97,501

(1) Shares Issued and Redeemed:
Shares Issued	23,190	29,784	127,119	226,258	2,076	1,561
Shares Issued in Lieu of Cash Distributions	2,199	6,393	22,582	65,854	158	160
Shares Redeemed	(25,832)	(40,892)	(181,567)	(373,733)	(2,067)	(1,357)

Net Increase (Decrease) from Shares Issued and Redeemed	(443)	(4,715)	(31,866)	(81,621)	167	364

#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio#		Japanese Small Company Portfolio#		Asia Pacific Small Company Portfolio#
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$159,013	$335,900	$3,103	$5,094	$1,986	$5,180
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	98,936	72,260	4,655	(2,201)	(3,702)	(23,788)
Futures	(8,204)	28,606	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	645,524	1,889,906	14,110	29,538	(3,152)	50,229
Futures	10,193	(4,091)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	905,462	2,322,581	21,868	32,431	(4,868)	31,621

Distributions:
Institutional Class Shares	(156,501)	(379,832)	(6,630)	(13,108)	(6,445)	(8,400)
Capital Share Transactions (1):
Shares Issued	826,689	1,955,547	6,297	13,635	1,342	3,418
Shares Issued in Lieu of Cash Distributions	152,536	371,132	6,629	13,106	6,445	8,396
Shares Redeemed	(1,848,895)	(2,286,987)	(33,000)	(77,481)	(5,164)	(44,616)

Net Increase (Decrease) from Capital Share Transactions	(869,670)	39,692	(20,074)	(50,740)	2,623	(32,802)

Total Increase (Decrease) in Net Assets	(120,709)	1,982,441	(4,836)	(31,417)	(8,690)	(9,581)
Net Assets
Beginning of Period	12,027,928	10,045,487	217,203	248,620	153,631	163,212

End of Period	$11,907,219	$12,027,928	$212,367	$217,203	$144,941	$153,631

(1) Shares Issued and Redeemed:
Shares Issued	41,480	99,517	269	613	82	191
Shares Issued in Lieu of Cash Distributions	7,659	18,765	292	613	374	507
Shares Redeemed	(91,928)	(115,815)	(1,445)	(3,530)	(299)	(2,658)

Net Increase (Decrease) from Shares Issued and Redeemed	(42,789)	2,467	(884)	(2,304)	157	(1,960)

#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio#		Continental Small Company Portfolio#		DFA International Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$299	$693	$2,082	$21,994	$64,958	$145,958
Net Realized Gain (Loss) on:
Investment Securities Sold	—	—	—	—	(90,680)	(300,498)
Affiliated Investment Companies Shares Sold	—	—	—	—	(2)	(1)
Transactions Allocated from Affiliated Investment Company	603	341	(1,273)	21,364	—	—
Futures	—	—	—	—	(424)	6,301
Foreign Currency Transactions	—	—	—	—	(283)	419
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	78,898	826,517
Affiliated Investment Companies Shares	—	—	—	—	(5)	1
Transactions Allocated from Affiliated Investment Company	(197)	4,604	(9,281)	111,423	—	—
Futures	—	—	—	—	492	236
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	987	416

Net Increase (Decrease) in Net Assets Resulting from Operations	705	5,638	(8,472)	154,781	53,941	679,349

Distributions:
Institutional Class Shares	(310)	(905)	(7,795)	(21,345)	(186,008)	(185,455)
Capital Share Transactions (1):
Shares Issued	452	872	4,800	10,526	162,137	268,013
Shares Issued in Lieu of Cash Distributions	310	905	7,793	21,343	81,585	79,570
Shares Redeemed	(648)	(4,225)	(683,882)	(25,451)	(330,881)	(945,039)

Net Increase (Decrease) from Capital Share Transactions	114	(2,448)	(671,289)	6,418	(87,159)	(597,456)

Total Increase (Decrease) in Net Assets	509	2,285	(687,556)	139,854	(219,226)	(103,562)
Net Assets
Beginning of Period	20,983	18,698	796,874	657,020	3,410,481	3,514,043

End of Period	$21,492	$20,983	$109,318	$796,874	$3,191,255	$3,410,481

(1) Shares Issued and Redeemed:
Shares Issued	18	33	155	344	47,654	73,477
Shares Issued in Lieu of Cash Distributions	12	35	264	699	24,138	22,799
Shares Redeemed	(26)	(166)	(22,971)	(853)	(97,926)	(262,497)

Net Increase (Decrease) from Shares Issued and Redeemed	4	(98)	(22,552)	190	(26,134)	(166,221)

#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$198,113	$281,480	$188,613	$361,770	$51,605	$105,277
Net Realized Gain (Loss) on:
Investment Securities Sold	(83,854)	(107,920)	238,712	88,466	5,402	32,280
Affiliated Investment Companies Shares Sold	5	(142,227)	(23)	(20)	1	(15)
Futures	(2,482)	11,651	(9,068)	25,116	(2,707)	6,572
Foreign Currency Transactions	—	—	(317)	2,534	(456)	432
In-Kind Redemptions	—	—	189,250	1,991	501	32,083
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(215,099)	1,461,839	870,191	1,814,384	265,091	487,099
Affiliated Investment Companies Shares	(70,665)	425,075	(60)	7	(23)	5
Futures	411	(341)	3,718	1,446	1,846	(200)
Translation of Foreign Currency-Denominated Amounts	—	—	6,776	(558)	1,530	(95)

Net Increase (Decrease) in Net Assets Resulting from Operations	(173,571)	1,929,557	1,487,792	2,295,136	322,790	663,438

Distributions:
Institutional Class Shares	(262,006)	(252,366)	(256,442)	(461,294)	(47,563)	(127,525)
Capital Share Transactions (1):
Shares Issued	552,855	1,151,003	657,086	759,386	178,269	251,790
Shares Issued in Lieu of Cash Distributions	252,302	240,943	218,562	392,762	47,222	126,606
Shares Redeemed	(1,084,976)	(2,135,079)	(1,283,478)	(1,742,549)	(279,166)	(517,260)

Net Increase (Decrease) from Capital Share Transactions	(279,819)	(743,133)	(407,830)	(590,401)	(53,675)	(138,864)

Total Increase (Decrease) in Net Assets	(715,396)	934,058	823,520	1,243,441	221,552	397,049
Net Assets
Beginning of Period	7,595,939	6,661,881	11,285,138	10,041,697	3,429,184	3,032,135

End of Period	$6,880,543	$7,595,939	$12,108,658	$11,285,138	$3,650,736	$3,429,184

(1) Shares Issued and Redeemed:
Shares Issued	53,280	113,937	28,393	34,306	12,721	18,432
Shares Issued in Lieu of Cash Distributions	24,075	24,143	9,656	18,136	3,388	9,297
Shares Redeemed	(104,663)	(211,716)	(55,108)	(79,027)	(19,755)	(37,780)

Net Increase (Decrease) from Shares Issued and Redeemed	(27,308)	(73,636)	(17,059)	(26,585)	(3,646)	(10,051)

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio#		World ex U.S. Core Equity Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,464	$39,505	$4,928	$9,944	$53,178	$113,577
Capital Gain Distributions Received from Investment Securities	—	—	193	27	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold	(4,083)	27,613	—	—	14,226	(2,967)
Affiliated Investment Companies Shares Sold	(3)	(1)	210	235	3	(4)
Transactions Allocated from Affiliated Investment Company	—	—	(114)	2,711	—	—
Futures	53	306	—	(19)	(1,712)	12,096
Foreign Currency Transactions	(256)	437	—	—	(1,451)	(1,551)
In-Kind Redemptions	13,772	30,116	—	—	—	14,076
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	75,442	163,329	—	—	159,043	628,676
Affiliated Investment Companies Shares	(7)	1	2,416	3,469	(22)	2
Transactions Allocated from Affiliated Investment Company	—	—	13,524	36,314	—	—
Futures	—	104	—	—	56	391
Translation of Foreign Currency-Denominated Amounts	523	40	—	—	1,227	(133)

Net Increase (Decrease) in Net Assets Resulting from Operations	105,905	261,450	21,157	52,681	224,548	764,163

Distributions:
Institutional Class Shares	(8,766)	(38,501)	(3,950)	(11,909)	(52,103)	(125,828)
Capital Share Transactions (1):
Shares Issued	190,693	292,773	26,632	32,521	253,778	902,559
Shares Issued in Lieu of Cash Distributions	8,541	37,348	3,771	11,357	51,933	125,344
Shares Redeemed	(225,199)	(497,501)	(21,372)	(43,707)	(322,201)	(943,484)

Net Increase (Decrease) from Capital Share Transactions	(25,965)	(167,380)	9,031	171	(16,490)	84,419

Total Increase (Decrease) in Net Assets	71,174	55,569	26,238	40,943	155,955	722,754
Net Assets
Beginning of Period	1,529,047	1,473,478	282,628	241,685	4,066,463	3,343,709

End of Period	$1,600,221	$1,529,047	$308,866	$282,628	$4,222,418	$4,066,463

(1) Shares Issued and Redeemed:
Shares Issued	14,835	22,352	1,988	2,508	18,876	69,357
Shares Issued in Lieu of Cash Distributions	650	2,849	286	877	3,856	9,446
Shares Redeemed	(17,221)	(38,280)	(1,603)	(3,419)	(23,968)	(70,512)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,736)	(13,079)	671	(34)	(1,236)	8,291

#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Targeted Value Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,249	$20,435	$9,204	$22,669	$2,687	$6,127
Capital Gain Distributions Received from Investment Securities	—	—	—	—	—	643
Net Realized Gain (Loss) on:
Investment Securities Sold	(3,054)	4,088	—	—	—	—
Affiliated Investment Companies Shares Sold	(1)	(1)	(20)	21,126	(365)	11,043
Futures	(50)	150	—	—	(49)	644
Foreign Currency Transactions	(85)	(48)	—	—	—	—
Forward Currency Contracts	—	—	—	—	1,333	(1,039)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	40,591	118,261	—	—	—	—
Affiliated Investment Companies Shares	(2)	—	(11,947)	244,993	(4,752)	55,205
Futures	167	—	—	—	(60)	259
Translation of Foreign Currency-Denominated Amounts	276	(21)	—	—	—	—
Forward Currency Contracts	—	—	—	—	(2,826)	799

Net Increase (Decrease) in Net Assets Resulting from Operations	47,091	142,864	(2,763)	288,788	(4,032)	73,681

Distributions:
Institutional Class Shares	(6,225)	(20,450)	(24,440)	(33,899)	(16,315)	(16,496)
Capital Share Transactions (1):
Shares Issued	17,997	31,403	61,771	71,635	34,960	26,981
Shares Issued in Lieu of Cash Distributions	6,207	20,403	20,823	28,906	16,211	16,391
Shares Redeemed	(50,798)	(99,372)	(59,761)	(184,039)	(32,545)	(57,252)

Net Increase (Decrease) from Capital Share Transactions	(26,594)	(47,566)	22,833	(83,498)	18,626	(13,880)

Total Increase (Decrease) in Net Assets	14,272	74,848	(4,370)	171,391	(1,721)	43,305
Net Assets
Beginning of Period	712,102	637,254	1,129,123	957,732	298,635	255,330

End of Period	$726,374	$712,102	$1,124,753	$1,129,123	$296,914	$298,635

(1) Shares Issued and Redeemed:
Shares Issued	1,235	2,218	2,519	3,106	1,581	1,283
Shares Issued in Lieu of Cash Distributions	415	1,412	838	1,294	744	871
Shares Redeemed	(3,447)	(6,931)	(2,448)	(7,923)	(1,500)	(2,781)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,797)	(3,301)	909	(3,523)	825	(627)

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio#		Emerging Markets Small Cap Portfolio#		Emerging Markets Value Portfolio#
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$55,208	$126,686	$31,078	$96,158	$142,640	$362,016
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	(34,103)	(123,337)	(160,306)	(41,750)	(95,801)	201,683
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(11,656)	1,009,914	38,431	688,635	(96,601)	1,646,744

Net Increase (Decrease) in Net Assets Resulting from Operations	9,449	1,013,263	(90,797)	743,043	(49,762)	2,210,443

Distributions:
Institutional Class Shares	(64,877)	(166,182)	(50,766)	(129,086)	(208,813)	(498,903)
Capital Share Transactions (1):
Shares Issued	428,615	779,831	124,319	316,686	792,326	1,107,678
Shares Issued in Lieu of Cash Distributions	62,246	159,937	46,548	119,113	200,066	473,233
Shares Redeemed	(583,862)	(820,824)	(475,880)	(1,037,905)	(1,013,128)	(2,217,144)

Net Increase (Decrease) from Capital Share Transactions	(93,001)	118,944	(305,013)	(602,106)	(20,736)	(636,233)

Total Increase (Decrease) in Net Assets	(148,429)	966,025	(446,576)	11,851	(279,311)	1,075,307
Net Assets
Beginning of Period	5,293,090	4,327,065	3,815,970	3,804,119	11,012,141	9,936,834

End of Period	$5,144,661	$5,293,090	$3,369,394	$3,815,970	$10,732,830	$11,012,141

(1) Shares Issued and Redeemed:
Shares Issued	14,817	27,460	5,370	13,700	26,335	36,093
Shares Issued in Lieu of Cash Distributions	2,114	5,561	1,957	5,080	6,499	15,492
Shares Redeemed	(20,093)	(28,788)	(20,555)	(44,508)	(33,185)	(73,010)

Net Increase (Decrease) from Shares Issued and Redeemed	(3,162)	4,233	(13,228)	(25,728)	(351)	(21,425)

#	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity 2 Portfolio		Emerging Markets Targeted Value Portfolio		Emerging Markets ex China Core Equity Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$280,131	$714,882	$2,281	$5,790	$12,017	$19,384
Net Realized Gain (Loss) on:
Investment Securities Sold	(53,565)	(248,182)	(1,733)	(4,239)	(16,642)	1,277
Affiliated Investment Companies Shares Sold	(2)	(40)	—	—	—	(1)
Futures	(9,443)	45,277	(63)	421	(761)	928
Foreign Currency Transactions	(2,829)	(5,074)	(9)	(136)	(440)	(163)
In-Kind Redemptions	—	18,232	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(533,729)	4,935,739	(6,222)	45,069	(28,084)	129,583
Affiliated Investment Companies Shares	(53)	7	(1)	—	(1)	—
Futures	1,029	8,979	(28)	118	—	—
Translation of Foreign Currency-Denominated Amounts	1,639	(760)	9	(5)	52	(36)

Net Increase (Decrease) in Net Assets Resulting from Operations	(316,822)	5,469,060	(5,766)	47,018	(33,859)	150,972

Distributions:
Institutional Class Shares	(456,224)	(885,010)	(11,365)	(12,223)	(12,665)	(21,125)
Capital Share Transactions (1):
Shares Issued	2,274,217	4,452,858	26,467	47,908	489,904	394,316
Shares Issued in Lieu of Cash Distributions	437,270	845,877	11,199	11,989	12,230	19,016
Shares Redeemed	(3,008,678)	(4,590,388)	(25,736)	(49,388)	(199,035)	(213,310)

Net Increase (Decrease) from Capital Share Transactions	(297,191)	708,347	11,930	10,509	303,099	200,022

Total Increase (Decrease) in Net Assets	(1,070,237)	5,292,397	(5,201)	45,304	256,575	329,869
Net Assets
Beginning of Period	28,287,324	22,994,927	264,482	219,178	900,959	571,090

End of Period	$27,217,087	$28,287,324	$259,281	$264,482	$1,157,534	$900,959

(1) Shares Issued and Redeemed:
Shares Issued	96,713	193,222	2,387	4,238	48,402	38,654
Shares Issued in Lieu of Cash Distributions	18,258	36,400	988	1,134	1,197	1,835
Shares Redeemed	(127,582)	(197,437)	(2,321)	(4,435)	(19,961)	(20,366)

Net Increase (Decrease) from Shares Issued and Redeemed	(12,611)	32,185	1,054	937	29,638	20,123

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)

Net Asset Value, Beginning of Period	$27.69		$23.34	$21.06	$27.63	$20.90	$22.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.41		0.79	0.76	0.78	0.70	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	1.96		4.45	2.22	(6.54)	6.70	(1.87)

Total from Investment Operations	2.37		5.24	2.98	(5.76)	7.40	(1.38)

Less Distributions:
Net Investment Income	(0.32)		(0.89)	(0.70)	(0.81)	(0.67)	(0.50)

Total Distributions	(0.32)		(0.89)	(0.70)	(0.81)	(0.67)	(0.50)

Net Asset Value, End of Period	$29.74		$27.69	$23.34	$21.06	$27.63	$20.90

Total Return	8.62	%(B)	22.59%	14.00%	(21.12%)	35.55%	(6.05%)

Net Assets, End of Period (thousands)	$6,367,308		$5,940,835	$5,118,467	$4,820,678	$6,032,181	$4,700,488
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.17%	0.17%	0.17%	0.19%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17	%(C)	0.17%	0.17%	0.17%	0.19%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.03	%(C)	2.92%	3.12%	3.17%	2.65%	2.31%
Portfolio Turnover Rate	4	%(B)	11%	8%	9%	14%	19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Core Equity 2 Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)

Net Asset Value, Beginning of Period	$15.95		$13.53	$12.22	$16.35	$12.08	$13.19

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.48	0.46	0.47	0.40	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	1.18		2.48	1.25	(4.07)	4.24	(1.11)

Total from Investment Operations	1.41		2.96	1.71	(3.60)	4.64	(0.83)

Less Distributions:
Net Investment Income	(0.19)		(0.54)	(0.40)	(0.53)	(0.37)	(0.28)

Total Distributions	(0.19)		(0.54)	(0.40)	(0.53)	(0.37)	(0.28)

Net Asset Value, End of Period	$17.17		$15.95	$13.53	$12.22	$16.35	$12.08

Total Return	8.96	%(B)	22.01%	13.84%	(22.29%)	38.56%	(6.32%)

Net Assets, End of Period (thousands)	$32,766,237		$30,958,417	$27,369,353	$26,208,206	$34,629,583	$24,965,561
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.23%	0.23%	0.24%	0.25%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.23	%(C)	0.23%	0.23%	0.24%	0.25%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.02	%(C)	3.05%	3.21%	3.27%	2.56%	2.24%
Portfolio Turnover Rate	2	%(B)	12%	9%	11%	8%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)

Net Asset Value, Beginning of Period	$ 15.74		$12.62	$12.52	$15.52	$10.50	$11.07

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12		0.25	0.24	0.23	0.22	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.69)		3.24	0.02	(2.68)	4.97	(0.55)

Total from Investment Operations	(0.57)		3.49	0.26	(2.45)	5.19	(0.40)

Less Distributions:
Net Investment Income	(0.29)		(0.26)	(0.16)	(0.25)	(0.17)	(0.17)
Net Realized Gains	(0.12)		(0.11)	—	(0.30)	—	—

Total Distributions	(0.41)		(0.37)	(0.16)	(0.55)	(0.17)	(0.17)

Net Asset Value, End of Period	$ 14.76		$15.74	$12.62	$12.52	$15.52	$10.50

Total Return	(3.80	%)(B)	28.04%	2.05%	(16.32%)	49.81%	(3.75%)

Net Assets, End of Period (thousands)	$93,897		$97,501	$73,599	$82,920	$99,631	$43,568
Ratio of Expenses to Average Net Assets *(D)	0.42	%(C)	0.42%	0.42%	0.44%	0.47%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.65	%(C)	0.65%	0.64%	0.66%	0.71%	0.85%
Ratio of Net Investment Income to Average Net Assets	1.49	%(C)	1.69%	1.81%	1.66%	1.49%	1.50%
Portfolio Turnover Rate	25	%(B)	14%	N/A	N/A	N/A	N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.22	%(C)	0.22%	0.22%	0.22%	0.24%	0.27%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Small Company Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)

Net Asset Value, Beginning of Period	$20.15		$16.90	$15.93	$23.29	$16.84	$18.21

Income from Investment Operations (A)
Net Investment Income (Loss)	0.28		0.56	0.52	0.54	0.41	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	1.33		3.32	1.19	(6.44)	6.42	(0.93)

Total from Investment Operations	1.61		3.88	1.71	(5.90)	6.83	(0.60)

Less Distributions:
Net Investment Income	(0.27)		(0.63)	(0.53)	(0.67)	(0.38)	(0.37)
Net Realized Gains	—		—	(0.21)	(0.79)	—	(0.40)

Total Distributions	(0.27)		(0.63)	(0.74)	(1.46)	(0.38)	(0.77)

Net Asset Value, End of Period	$21.49		$20.15	$16.90	$15.93	$23.29	$16.84

Total Return	8.11	%(B)	23.07%	10.58%	(26.55%)	40.83%	(3.64%)

Net Assets, End of Period (thousands)	$11,907,219		$12,027,928	$10,045,487	$9,320,095	$13,465,853	$10,148,132
Ratio of Expenses to Average Net Assets *(D)	0.39	%(C)	0.39%	0.39%	0.41%	0.46%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.39	%(C)	0.39%	0.39%	0.41%	0.46%	0.53%
Ratio of Net Investment Income to Average Net Assets	2.79	%(C)	2.82%	2.89%	2.79%	1.90%	1.96%
Portfolio Turnover Rate	N/A		N/A	N/A	N/A	N/A	N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited	)
Net Asset Value, Beginning of Period	$ 22.73		$20.96	$18.69	$25.80	$23.39	$24.89

Income from Investment Operations (A)
Net Investment Income (Loss)	0.34		0.52	0.49	0.48	0.44	0.40
Net Gains (Losses) on Securities (Realized and Unrealized)	2.12		2.67	2.87	(6.33)	2.51	(0.91)

Total from Investment Operations	2.46		3.19	3.36	(5.85)	2.95	(0.51)

Less Distributions:
Net Investment Income	(0.70)		(1.03)	(0.26)	(0.53)	(0.54)	(0.61)
Net Realized Gains	—		(0.39)	(0.83)	(0.73)	—	(0.38)

Total Distributions	(0.70)		(1.42)	(1.09)	(1.26)	(0.54)	(0.99)

Net Asset Value, End of Period	$ 24.49		$22.73	$20.96	$18.69	$25.80	$23.39

Total Return	11.08	%(B)	15.64%	18.33%	(23.79%)	12.66%	(2.32%)

Net Assets, End of Period (thousands)	$212,367		$217,203	$248,620	$267,551	$379,837	$466,696
Ratio of Expenses to Average Net Assets (D)	0.40	%(C)	0.40%	0.40%	0.42%	0.47%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.50	%(C)	0.50%	0.50%	0.52%	0.57%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.96	%(C)	2.31%	2.33%	2.24%	1.69%	1.74%
Portfolio Turnover Rate	N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Asia Pacific Small Company Portfolio
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2025		2024	2023	2022	2021	2020

	(Unaudited	)
Net Asset Value, Beginning of Period	$ 18.49		$15.90	$17.39	$26.94	$20.13	$21.11

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.59	0.73	0.84	0.75	0.75
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.81)		2.82	(0.46)	(7.40)	6.74	(0.77)

Total from Investment Operations	(0.58)		3.41	0.27	(6.56)	7.49	(0.02)

Less Distributions:
Net Investment Income	(0.78)		(0.82)	(0.75)	(1.07)	(0.68)	(0.96)
Net Realized Gains	—		—	(1.01)	(1.92)	—	—

Total Distributions	(0.78)		(0.82)	(1.76)	(2.99)	(0.68)	(0.96)

Net Asset Value, End of Period	$ 17.13		$18.49	$15.90	$17.39	$26.94	$20.13

Total Return	(3.16	%)(B)	22.05%	0.37%	(26.90%)	37.81%	(0.23%)

Net Assets, End of Period (thousands)	$144,941		$153,631	$163,212	$230,202	$381,490	$378,682
Ratio of Expenses to Average Net Assets (D)	0.42	%(C)	0.41%	0.40%	0.42%	0.48%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.52	%(C)	0.51%	0.50%	0.52%	0.58%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.74	%(C)	3.36%	4.08%	3.95%	3.01%	3.92%
Portfolio Turnover Rate	N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020
	(Unaudited)
Net Asset Value, Beginning of Period	$ 26.71		$21.17	$19.89	$31.72	$21.35	$27.85

Income from Investment Operations (A)
Net Investment Income (Loss)	0.38		0.85	0.82	0.94	0.58	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	0.54		5.78	0.96	(11.25)	10.31	(4.00)

Total from Investment Operations	0.92		6.63	1.78	(10.31)	10.89	(3.57)

Less Distributions:
Net Investment Income	(0.40)		(1.09)	(0.50)	(0.97)	(0.52)	(0.68)
Net Realized Gains	—		—	—	(0.55)	—	(2.25)

Total Distributions	(0.40)		(1.09)	(0.50)	(1.52)	(0.52)	(2.93)

Net Asset Value, End of Period.	$ 27.23		$26.71	$21.17	$19.89	$31.72	$21.35

Total Return	3.48	%(B)	31.58%	8.78%	(33.62%)	51.31%	(15.27%)

Net Assets, End of Period (thousands)	$21,492		$20,983	$18,698	$18,398	$44,133	$16,867
Ratio of Expenses to Average Net Assets (D)	0.52	%(C)	0.51%	0.51%	0.56%	0.59%	0.59%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.62	%(C)	0.61%	0.61%	0.66%	0.74%	0.86%
Ratio of Net Investment Income to Average Net Assets	2.94	%(C)	3.28%	3.50%	3.62%	1.88%	1.89%
Portfolio Turnover Rate	N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Continental Small Company Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Net Asset Value, Beginning of Period	$ 30.92		$25.68	$23.75	$35.27	$23.82	$24.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26		0.86	0.81	0.76	0.57	0.40
Net Gains (Losses) on Securities (Realized and Unrealized)	3.52		5.22	1.96	(10.80)	11.45	(1.04)

Total from Investment Operations	3.78		6.08	2.77	(10.04)	12.02	(0.64)

Less Distributions:
Net Investment Income	(0.76)		(0.84)	(0.84)	(0.80)	(0.57)	(0.38)
Net Realized Gains	—		—	—	(0.68)	—	—

Total Distributions	(0.76)		(0.84)	(0.84)	(1.48)	(0.57)	(0.38)

Net Asset Value, End of Period	$ 33.94		$30.92	$25.68	$23.75	$35.27	$23.82

Total Return	12.58	%(B)	23.74%	11.43%	(29.26%)	50.70%	(2.63%)

Net Assets, End of Period (thousands)	$109,318		$796,874	$657,020	$616,323	$867,759	$537,744
Ratio of Expenses to Average Net Assets (D)	0.45	%(C)	0.40%	0.39%	0.42%	0.47%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.55	%(C)	0.50%	0.49%	0.52%	0.57%	0.64%
Ratio of Net Investment Income to Average Net Assets	1.73	%(C)	2.82%	2.88%	2.61%	1.76%	1.68%
Portfolio Turnover Rate	N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Net Asset Value, Beginning of Period	$3.74		$3.26	$3.38	$5.04	$3.77	$5.61

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07		0.15	0.16	0.15	0.16	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)		0.52	(0.28)	(1.44)	1.11	(1.35)

Total from Investment Operations	0.06		0.67	(0.12)	(1.29)	1.27	(1.20)

Less Distributions:
Net Investment Income	(0.20)		(0.19)	—	(0.37)	—	(0.64)

Total Distributions	(0.20)		(0.19)	—	(0.37)	—	(0.64)

Net Asset Value, End of Period	$3.60		$3.74	$3.26	$3.38	$5.04	$3.77

Total Return	2.03	%(B)	20.91%	(3.55%)	(27.50%)	33.69%	(23.98%)

Net Assets, End of Period (thousands)	$3,191,255		$3,410,481	$3,514,043	$4,452,148	$5,987,464	$4,646,848
Ratio of Expenses to Average Net Assets	0.27	%(C)	0.27%	0.26%	0.27%	0.27%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.28	%(C)	0.27%	0.27%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	4.19	%(C)	4.22%	4.30%	3.67%	3.29%	3.61%
Portfolio Turnover Rate	2	%(B)	4%	6%	6%	8%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Net Asset Value, Beginning of Period	$11.05		$8.76	$9.86	$13.29	$9.57	$12.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.28		0.39	0.21	0.49	0.16	0.68
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.52)		2.24	(0.76)	(3.32)	3.80	(3.00)

Total from Investment Operations	(0.24)		2.63	(0.55)	(2.83)	3.96	(2.32)

Less Distributions:
Net Investment Income	(0.38)		(0.34)	(0.14)	(0.48)	(0.20)	(0.70)
Net Realized Gains	—		—	(0.41)	(0.12)	(0.04)	(0.12)

Total Distributions	(0.38)		(0.34)	(0.55)	(0.60)	(0.24)	(0.82)

Net Asset Value, End of Period	$10.43		$11.05	$8.76	$9.86	$13.29	$9.57

Total Return	(2.17	%)(B)	30.50%	(6.27%)	(22.34%)	42.08%	(19.28%)

Net Assets, End of Period (thousands)	$6,880,543		$7,595,939	$6,661,881	$7,871,073	$10,537,586	$7,225,825
Ratio of Expenses to Average Net Assets *(D)	0.22	%(C)	0.22%	0.23%	0.24%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *(D)	0.28	%(C)	0.28%	0.31%	0.33%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	5.59	%(C)	3.83%	2.12%	4.14%	1.33%	6.44%
Portfolio Turnover Rate	1	%(B)	3%	—	1%	1%	—

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.07	%(C)	0.07%	0.09%	0.10%	0.11%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Net Asset Value, Beginning of Period	$22.73		$19.20	$16.81	$22.14	$15.65	$18.58

Income from Investment Operations (A)
Net Investment Income (Loss)	0.37		0.71	0.66	0.61	0.44	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	2.68		3.73	2.33	(5.05)	6.48	(2.65)

Total from Investment Operations	3.05		4.44	2.99	(4.44)	6.92	(2.32)

Less Distributions:
Net Investment Income	(0.34)		(0.88)	(0.60)	(0.73)	(0.43)	(0.32)
Net Realized Gains	(0.18)		(0.03)	—	(0.16)	—	(0.29)

Total Distributions	(0.52)		(0.91)	(0.60)	(0.89)	(0.43)	(0.61)

Net Asset Value, End of Period	$25.26		$22.73	$19.20	$16.81	$22.14	$15.65

Total Return	13.68	%(B)	23.41%	17.80%	(20.53%)	44.61%	(13.03%)

Net Assets, End of Period (thousands)	$12,108,658		$11,285,138	$10,041,697	$9,664,700	$12,784,711	$9,887,928
Ratio of Expenses to Average Net Assets	0.42	%(C)	0.43%	0.43%	0.46%	0.53%	0.65%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.43	%(C)	0.43%	0.43%	0.46%	0.53%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.34	%(C)	3.22%	3.35%	3.13%	2.13%	2.02%
Portfolio Turnover Rate	8	%(B)	14%	13%	24%	15%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Vector Equity Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Net Asset Value, Beginning of Period	$13.97		$11.87	$10.67	$14.51	$10.42	$11.62

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.42	0.40	0.40	0.32	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	1.12		2.19	1.14	(3.52)	4.06	(1.20)

Total from Investment Operations	1.32		2.61	1.54	(3.12)	4.38	(0.97)

Less Distributions:
Net Investment Income	(0.19)		(0.51)	(0.34)	(0.45)	(0.29)	(0.23)
Net Realized Gains	—		—	—	(0.27)	—	—

Total Distributions	(0.19)		(0.51)	(0.34)	(0.72)	(0.29)	(0.23)

Net Asset Value, End of Period	$15.10		$13.97	$11.87	$10.67	$14.51	$10.42

Total Return	9.60	%(B)	22.15%	14.34%	(22.16%)	42.24%	(8.41%)

Net Assets, End of Period (thousands)	$3,650,736		$3,429,184	$3,032,135	$2,882,931	$3,716,790	$2,722,859
Ratio of Expenses to Average Net Assets	0.32	%(C)	0.34%	0.34%	0.36%	0.42%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.32	%(C)	0.34%	0.34%	0.36%	0.42%	0.48%
Ratio of Net Investment Income to Average Net Assets	3.01	%(C)	3.06%	3.20%	3.16%	2.35%	2.20%
Portfolio Turnover Rate	5	%(B)	27%	13%	17%	15%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Net Asset Value, Beginning of Period	$12.91		$11.20	$10.12	$13.73	$10.64	$10.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.32	0.32	0.38	0.30	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	0.70		1.70	1.07	(3.51)	3.08	(0.13)

Total from Investment Operations	0.87		2.02	1.39	(3.13)	3.38	0.08

Less Distributions:
Net Investment Income	(0.07)		(0.31)	(0.31)	(0.37)	(0.29)	(0.18)
Net Realized Gains	—		—	—	(0.11)	—	—

Total Distributions	(0.07)		(0.31)	(0.31)	(0.48)	(0.29)	(0.18)

Net Asset Value, End of Period	$13.71		$12.91	$11.20	$10.12	$13.73	$10.64

Total Return	6.80	%(B)	18.04%	13.58%	(23.22%)	31.85%	0.80%

Net Assets, End of Period (thousands)	$1,600,221		$1,529,047	$1,473,478	$1,606,634	$2,183,724	$1,475,345
Ratio of Expenses to Average Net Assets	0.29	%(C)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30	%(C)	0.30%	0.30%	0.30%	0.30%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.66	%(C)	2.45%	2.71%	3.15%	2.30%	1.97%
Portfolio Turnover Rate	7	%(B)	15%	11%	22%	15%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Value Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Net Asset Value, Beginning of Period	$13.28		$11.34	$10.14	$12.67	$8.99	$10.97

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.47	0.48	0.47	0.38	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.75		2.04	1.20	(2.49)	3.66	(1.96)

Total from Investment Operations	0.98		2.51	1.68	(2.02)	4.04	(1.71)

Less Distributions:
Net Investment Income	(0.19)		(0.57)	(0.48)	(0.51)	(0.36)	(0.27)

Total Distributions	(0.19)		(0.57)	(0.48)	(0.51)	(0.36)	(0.27)

Net Asset Value, End of Period	$14.07		$13.28	$11.34	$10.14	$12.67	$8.99

Total Return	7.45	%(B)	22.36%	16.53%	(16.23%)	45.23%	(15.76%)

Net Assets, End of Period (thousands)	$308,866		$282,628	$241,685	$194,259	$308,666	$206,915
Ratio of Expenses to Average Net Assets *(D)	0.37	%(C)	0.38%	0.36%	0.40%	0.44%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *(D)	0.55	%(C)	0.57%	0.55%	0.59%	0.64%	0.71%
Ratio of Net Investment Income to Average Net Assets	3.45	%(C)	3.65%	4.08%	4.02%	3.14%	2.56%
Portfolio Turnover Rate	5	%(B)	13%	N/A	N/A	N/A	N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.19	%(C)	0.19%	0.19%	0.19%	0.20%	0.23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Net Asset Value, Beginning of Period	$13.53		$11.44	$10.35	$13.84	$10.44	$11.17

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.38	0.38	0.40	0.33	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	0.58		2.14	1.08	(3.48)	3.40	(0.74)

Total from Investment Operations	0.75		2.52	1.46	(3.08)	3.73	(0.50)

Less Distributions:
Net Investment Income	(0.17)		(0.43)	(0.37)	(0.41)	(0.33)	(0.23)

Total Distributions	(0.17)		(0.43)	(0.37)	(0.41)	(0.33)	(0.23)

Net Asset Value, End of Period	$14.11		$13.53	$11.44	$10.35	$13.84	$10.44

Total Return	5.64	%(B)	22.10%	14.01%	(22.55%)	35.87%	(4.42%)

Net Assets, End of Period (thousands)	$4,222,418		$4,066,463	$3,343,709	$3,122,060	$4,089,166	$3,210,237
Ratio of Expenses to Average Net Assets	0.30	%(C)	0.30%	0.30%	0.30%	0.32%	0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30	%(C)	0.30%	0.30%	0.30%	0.32%	0.36%
Ratio of Net Investment Income to Average Net Assets	2.65	%(C)	2.87%	3.12%	3.25%	2.49%	2.26%
Portfolio Turnover Rate	5	%(B)	18%	10%	12%	6%	13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Targeted Value Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Net Asset Value, Beginning of Period	$14.80		$12.39	$11.02	$15.29	$10.91	$12.45

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19		0.41	0.40	0.39	0.32	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	0.82		2.42	1.35	(3.55)	4.34	(1.45)

Total from Investment Operations	1.01		2.83	1.75	(3.16)	4.66	(1.22)

Less Distributions:
Net Investment Income	(0.13)		(0.42)	(0.38)	(0.39)	(0.28)	(0.21)
Net Realized Gains	—		—	—	(0.72)	—	(0.11)

Total Distributions	(0.13)		(0.42)	(0.38)	(1.11)	(0.28)	(0.32)

Net Asset Value, End of Period	$15.68		$14.80	$12.39	$11.02	$15.29	$10.91

Total Return	6.88	%(B)	22.91%	15.76%	(21.77%)	42.81%	(9.96%)

Net Assets, End of Period (thousands)	$726,374		$712,102	$637,254	$567,557	$774,324	$508,058
Ratio of Expenses to Average Net Assets	0.48	%(C)	0.48%	0.48%	0.52%	0.55%	0.64%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.48	%(C)	0.48%	0.48%	0.52%	0.55%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.67	%(C)	2.87%	3.08%	2.98%	2.20%	2.02%
Portfolio Turnover Rate	9	%(B)	20%	24%	35%	28%	22%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Net Asset Value, Beginning of Period	$24.56		$19.35	$18.24	$22.56	$16.29	$16.42

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.47	0.39	0.45	0.34	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.24)		5.44	1.38	(4.15)	6.27	(0.10)

Total from Investment Operations	(0.04)		5.91	1.77	(3.70)	6.61	0.19

Less Distributions:
Net Investment Income	(0.20)		(0.47)	(0.39)	(0.45)	(0.34)	(0.29)
Net Realized Gains	(0.33)		(0.23)	(0.27)	(0.17)	—	(0.03)

Total Distributions	(0.53)		(0.70)	(0.66)	(0.62)	(0.34)	(0.32)

Net Asset Value, End of Period	$23.99		$24.56	$19.35	$18.24	$22.56	$16.29

Total Return	(0.24	%)(B)	30.94%	9.65%	(16.62%)	40.75%	1.25%

Net Assets, End of Period (thousands)	$1,124,753		$1,129,123	$957,732	$949,017	$1,088,714	$769,602
Ratio of Expenses to Average Net Assets *(D)	0.27	%(C)	0.27%	0.27%	0.27%	0.28%	0.32%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.44	%(C)	0.44%	0.44%	0.45%	0.46%	0.56%
Ratio of Net Investment Income to Average Net Assets	1.62	%(C)	2.06%	1.94%	2.22%	1.64%	1.81%
Portfolio Turnover Rate	2	%(B)	4%	N/A	N/A	N/A	N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(C)	0.20%	0.20%	0.20%	0.22%	0.25%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Net Asset Value, Beginning of Period	$22.15		$18.10	$18.09	$22.35	$16.21	$16.54

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19		0.44	0.37	0.44	0.33	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.40)		4.80	1.28	(3.29)	6.21	(0.18)

Total from Investment Operations	(0.21)		5.24	1.65	(2.85)	6.54	0.10

Less Distributions:
Net Investment Income	(0.41)		(0.47)	(1.03)	(0.44)	(0.20)	(0.43)
Net Realized Gains	(0.77)		(0.72)	(0.61)	(0.97)	(0.20)	—

Total Distributions	(1.18)		(1.19)	(1.64)	(1.41)	(0.40)	(0.43)

Net Asset Value, End of Period	$20.76		$22.15	$18.10	$18.09	$22.35	$16.21

Total Return	(1.21	%)(B)	30.12%	9.43%	(13.65%)	40.81%	0.47%

Net Assets, End of Period (thousands)	$296,914		$298,635	$255,330	$270,708	$348,707	$288,509
Ratio of Expenses to Average Net Assets *(D)	0.31	%(C)	0.32%	0.32%	0.31%	0.32%	0.36%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.50	%(C)	0.51%	0.52%	0.51%	0.53%	0.61%
Ratio of Net Investment Income to Average Net Assets	1.77	%(C)	2.13%	2.02%	2.25%	1.60%	1.78%
Portfolio Turnover Rate	9	%(B)	11%	N/A	N/A	N/A	N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.23	%(C)	0.23%	0.23%	0.24%	0.25%	0.28%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Net Asset Value, Beginning of Period	$29.78		$24.94	$22.78	$33.05	$27.64	$27.56

Income from Investment Operations (A)
Net Investment Income (Loss)	0.31		0.73	0.82	0.88	0.74	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.25)		5.06	2.17	(9.07)	5.32	0.07

Total from Investment Operations	0.06		5.79	2.99	(8.19)	6.06	0.62

Less Distributions:
Net Investment Income	(0.37)		(0.95)	(0.77)	(0.91)	(0.65)	(0.54)
Net Realized Gains	—		—	(0.06)	(1.17)	—	—

Total Distributions	(0.37)		(0.95)	(0.83)	(2.08)	(0.65)	(0.54)

Net Asset Value, End of Period	$29.47		$29.78	$24.94	$22.78	$33.05	$27.64

Total Return	0.19	%(B)	23.41%	13.02%	(25.94%)	21.91%	2.36%

Net Assets, End of Period (thousands)	$5,144,661		$5,293,090	$4,327,065	$3,938,781	$6,225,187	$5,652,358
Ratio of Expenses to Average Net Assets (D)	0.36	%(C)	0.36%	0.35%	0.36%	0.39%	0.44%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.46	%(C)	0.46%	0.45%	0.46%	0.49%	0.54%
Ratio of Net Investment Income to Average Net Assets	2.15	%(C)	2.54%	3.11%	3.05%	2.19%	2.07%
Portfolio Turnover Rate	N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Small Cap Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Net Asset Value, Beginning of Period	$24.13		$20.69	$18.76	$26.03	$19.67	$20.07

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.56	0.55	0.59	0.52	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.75)		3.64	2.28	(6.16)	6.41	(0.24)

Total from Investment Operations	(0.55)		4.20	2.83	(5.57)	6.93	0.17

Less Distributions:
Net Investment Income	(0.33)		(0.76)	(0.49)	(1.00)	(0.57)	(0.44)
Net Realized Gains	—		—	(0.41)	(0.70)	—	(0.13)

Total Distributions	(0.33)		(0.76)	(0.90)	(1.70)	(0.57)	(0.57)

Net Asset Value, End of Period	$23.25		$24.13	$20.69	$18.76	$26.03	$19.67

Total Return	(2.32	%)(B)	20.44%	15.09%	(22.57%)	35.51%	0.81%

Net Assets, End of Period (thousands)	$3,369,394		$3,815,970	$3,804,119	$3,511,909	$5,115,924	$4,879,733
Ratio of Expenses to Average Net Assets (D)	0.62	%(C)	0.61%	0.59%	0.59%	0.63%	0.69%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.82	%(C)	0.81%	0.79%	0.79%	0.83%	0.89%
Ratio of Net Investment Income to Average Net Assets	1.77	%(C)	2.40%	2.59%	2.57%	2.10%	2.20%
Portfolio Turnover Rate	N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Net Asset Value, Beginning of Period	$31.51		$26.79	$24.08	$31.48	$23.93	$27.34

Income from Investment Operations (A)
Net Investment Income (Loss)	0.41		1.02	1.12	1.32	0.90	0.71
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.57)		5.12	2.68	(7.34)	7.50	(3.35)

Total from Investment Operations	(0.16)		6.14	3.80	(6.02)	8.40	(2.64)

Less Distributions:
Net Investment Income	(0.60)		(1.42)	(1.09)	(1.39)	(0.85)	(0.77)

Total Distributions	(0.60)		(1.42)	(1.09)	(1.39)	(0.85)	(0.77)

Net Asset Value, End of Period	$30.75		$31.51	$26.79	$24.08	$31.48	$23.93

Total Return	(0.52	%)(B)	23.14%	15.71%	(19.51%)	35.24%	(9.75%)

Net Assets, End of Period (thousands)	$10,732,830		$11,012,141	$9,936,834	$9,600,125	$13,258,001	$12,596,902
Ratio of Expenses to Average Net Assets (D)	0.44	%(C)	0.45%	0.44%	0.45%	0.49%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) (D)	0.54	%(C)	0.55%	0.54%	0.55%	0.59%	0.62%
Ratio of Net Investment Income to Average Net Assets	2.68	%(C)	3.34%	4.03%	4.49%	2.92%	2.87%
Portfolio Turnover Rate	N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity 2 Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Net Asset Value, Beginning of Period	$24.31		$20.32	$18.13	$25.16	$20.34	$20.59

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.62	0.67	0.75	0.57	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.50)		4.14	2.15	(6.97)	4.76	(0.22)

Total from Investment Operations	(0.27)		4.76	2.82	(6.22)	5.33	0.21

Less Distributions:
Net Investment Income	(0.39)		(0.77)	(0.63)	(0.81)	(0.51)	(0.46)

Total Distributions	(0.39)		(0.77)	(0.63)	(0.81)	(0.51)	(0.46)

Net Asset Value, End of Period	$23.65		$24.31	$20.32	$18.13	$25.16	$20.34

Total Return	(1.12	%)(B)	23.66%	15.49%	(25.06%)	26.19%	1.13%

Net Assets, End of Period (thousands)	$27,217,087		$28,287,324	$22,994,927	$20,968,575	$29,155,369	$24,780,700
Ratio of Expenses to Average Net Assets	0.39	%(C)	0.40%	0.39%	0.40%	0.42%	0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.39	%(C)	0.40%	0.39%	0.40%	0.42%	0.50%
Ratio of Net Investment Income to Average Net Assets	2.07	%(C)	2.66%	3.18%	3.33%	2.26%	2.19%
Portfolio Turnover Rate	2	%(B)	9%	11%	14%	10%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Targeted Value Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Net Asset Value, Beginning of Period	$11.87		$10.27	$9.29	$13.13	$9.71	$10.43

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.26	0.27	0.30	0.28	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.35)		1.91	1.13	(2.85)	3.39	(0.59)

Total from Investment Operations	(0.25)		2.17	1.40	(2.55)	3.67	(0.38)

Less Distributions:
Net Investment Income	(0.51)		(0.39)	(0.24)	(0.42)	(0.23)	(0.23)
Net Realized Gains	—		(0.18)	(0.18)	(0.87)	(0.02)	(0.11)

Total Distributions	(0.51)		(0.57)	(0.42)	(1.29)	(0.25)	(0.34)

Net Asset Value, End of Period	$11.11		$11.87	$10.27	$9.29	$13.13	$9.71

Total Return	(2.23	%)(B)	21.82%	15.20%	(21.40%)	38.29%	(3.89%)

Net Assets, End of Period (thousands)	$259,281		$264,482	$219,178	$189,926	$234,921	$170,163
Ratio of Expenses to Average Net Assets	0.58	%(C)	0.60%	0.66%	0.66%	0.72%	0.84%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.63	%(C)	0.70%	0.67%	0.66%	0.72%	0.87%
Ratio of Net Investment Income to Average Net Assets	1.79	%(C)	2.32%	2.55%	2.72%	2.19%	2.26%
Portfolio Turnover Rate	10	%(B)	30%	24%	28%	29%	34%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Ex China Core Equity Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Period Nov 15, 2021 to Oct 31, 2022
	(Unaudited)
Net Asset Value, Beginning of Period	$10.43		$8.62	$7.76	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	—		0.24	0.26	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.35)		1.83	0.83	(2.28)

Total from Investment Operations	(0.35)		2.07	1.09	(2.00)
Less Distributions:
Net Investment Income	(0.11)		(0.26)	(0.23)	(0.24)

Total Distributions	(0.11)		(0.26)	(0.23)	(0.24)
Net Asset Value, End of Period	$9.97		$10.43	$8.62	$7.76

Total Return	(3.34	%)(B)	24.04%	14.04%	(20.16	%)(B)
Net Assets, End of Period (thousands)	$1,157,534		$900,959	$571,090	$424,447
Ratio of Expenses to Average Net Assets	0.43	%(C)	0.43%	0.42%	0.43	%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.43	%(C)	0.45%	0.47%	0.54	%(C)
Ratio of Net Investment Income to Average Net Assets	2.22	%(C)	2.32%	2.94%	3.20	%(C)
Portfolio Turnover Rate	6	%(B)	15%	16%	41	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios as of April 30, 2025, of which twenty-four (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Effective February 28, 2025, the following Portfolios changed their names as detailed below:

New Name	Former Name
International Core Equity 2 Portfolio	International Core Equity Portfolio
Emerging Markets Core Equity 2 Portfolio	Emerging Markets Core Equity Portfolio

Of the Portfolios, seven invest all of their assets in a corresponding series (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”). Six of the Portfolios generally allocate their assets among other funds (each such underlying fund, an “Underlying Fund”) managed by Dimensional Fund Advisors LP (the “Advisor”) (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Underlying Funds within DFAITC. The Global Small Company Portfolio invests in six Underlying Funds within DFAITC and one Underlying Fund within the Fund. The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2025, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below.

Feeder Funds	Master Funds	Percentage Ownership 04/30/25
Japanese Small Company Portfolio	The Japanese Small Company Series	7%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	11%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	1%
Continental Small Company Portfolio	The Continental Small Company Series	2%
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership 04/30/25
International Small Company Portfolio	The Continental Small Company Series	98%
	The Japanese Small Company Series	93%

Funds of Funds	Underlying Funds	Percentage Ownership 04/30/25
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	89%
	The Canadian Small Company Series	99%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—
	The Asia Pacific Small Company Series	—
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	—
	DFA International Real Estate Securities Portfolio	55%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	7%
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity 2 Portfolio	1%
	Emerging Markets Core Equity 2 Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity 2 Portfolio	—
	Emerging Markets Core Equity 2 Portfolio	—

* DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity 2 Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity 2 Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded OTC and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the OTC market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Underlying Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolios, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA

Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Core Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity 2 Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor provides investment management services to the Portfolios. For the six months ended April 30, 2025, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.14%

International Core Equity 2 Portfolio	0.20%
Global Small Company Portfolio	0.35%
International Small Company Portfolio	0.25%
Japanese Small Company Portfolio	0.35%
Asia Pacific Small Company Portfolio	0.35%
United Kingdom Small Company Portfolio	0.35%
Continental Small Company Portfolio	0.35%
DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.19%
DFA International Small Cap Value Portfolio	0.39%
International Vector Equity Portfolio	0.28%*
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.32%
World ex U.S. Core Equity Portfolio	0.25%
World ex U.S. Targeted Value Portfolio	0.40%
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.38%
Emerging Markets Core Equity 2 Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

*	Effective as of February 28, 2025, the investment management fee payable by the International Vector Equity Portfolio was reduced from 0.30% to 0.25%.

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2026, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2025, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, as listed below. At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2025, waived fees/assumed expenses during the six months ended April 30, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands). The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged

Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
Large Cap International Portfolio (1)	0.24%	—	—	—
International Core Equity 2 Portfolio (1)	0.30%	—	—	—
Global Small Company Portfolio (2)	0.42%	—	$3	$110
International Small Company Portfolio (3)	0.45%	—	—	—
Japanese Small Company Portfolio (4)	0.42%	0.35%	—	105
Asia Pacific Small Company Portfolio (4)	0.42%	0.35%	—	73
United Kingdom Small Company Portfolio (4)	0.42%	0.35%	—	10
Continental Small Company Portfolio (4)	0.42%	0.35%	—	120
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.22%	—	—	2,144
DFA International Small Cap Value Portfolio	—	—	—	—
International Vector Equity Portfolio (1)	0.60%	—	—	—
International High Relative Profitability Portfolio (2)	0.29%	—	—	25
World ex U.S. Value Portfolio (6)	0.60%	0.32%	—	263
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—
World ex U.S. Targeted Value Portfolio (8)	0.80%	0.40%	—	—
World Core Equity Portfolio (9)	0.27%	0.22%	1	952
Selectively Hedged Global Equity Portfolio (10)	0.40%	0.24%	—	289
Emerging Markets Portfolio (11)	0.49%	0.29%	—	2,567
Emerging Markets Small Cap Portfolio (12)	—	0.52%	—	3,507
Emerging Markets Value Portfolio (12)	0.44%	0.38%	24	5,475
Emerging Markets Core Equity 2 Portfolio (1)	0.54%	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.58%	—	—	63
Emerging Markets ex China Core Equity Portfolio (2)	0.43%	—	95	6

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds and The DFA Short Term Investment Fund (the “Short Term Series”), but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2025, the Expense Limitation Amount for the International High Relative Profitability Portfolio was 0.35%.

(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Short Term Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis (the “Expense Limitation Amount”).

(5) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(6) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series (the “Total Management Fee Limit”). In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Short Term Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.40% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series (the “Total Management Fee Limit”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Short Term Series (the “Total Management Fee Limit”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Short Term Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(12) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Short Term Series, to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other expenses of the class of the Emerging Markets Value Portfolio (including expenses incurred through its investment in other investment companies managed by the Advisor, except for the expenses that the Portfolio incurs indirectly through investments of securities lending cash collateral in Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2025, the Emerging Markets Value Portfolio only had a Permanent Fee Waiver.

	Previously Waived Fees/ Assumed Expenses Subject to Future Recovery Expiring
	10/31/2025	10/31/2026	10/31/2027	4/30/2028	Total
Global Small Company Portfolio	$94	$194	$206	$110	$604
United Kingdom Small Company Portfolio	9	—	—	—	9
DFA Global Real Estate Securities Portfolio	4,018	6,580	4,756	2,144	17,498
International High Relative Profitability Portfolio	—	—	—	25	25
World ex U.S. Value Portfolio	185	458	505	263	1,411
World Core Equity Portfolio	100	65	104	27	296
Selectively Hedged Global Equity Portfolio	280	552	551	289	1,672
Emerging Markets Value Portfolio	—	—	—	121	121
Emerging Markets Targeted Value Portfolio	—	—	189	63	252
Emerging Markets ex China Core Equity Portfolio	195	212	133	6	546

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2025, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA International Real Estate Securities Portfolio	$86
DFA International Small Cap Value Portfolio	321
International Vector Equity Portfolio	80
International High Relative Profitability Portfolio	30

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2025, the total related amount paid by the Fund to the CCO was $100 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$42
International Core Equity 2 Portfolio	91
Global Small Company Portfolio	—
International Small Company Portfolio	128
Japanese Small Company Portfolio	7
Asia Pacific Small Company Portfolio	4

United Kingdom Small Company Portfolio	$1
Continental Small Company Portfolio	2
DFA International Real Estate Securities Portfolio	22
DFA Global Real Estate Securities Portfolio	22
DFA International Small Cap Value Portfolio	197
International Vector Equity Portfolio	11
International High Relative Profitability Portfolio	5
World ex U.S. Value Portfolio	1
World ex U.S. Core Equity Portfolio	11
World ex U.S. Targeted Value Portfolio	2
World Core Equity Portfolio	3
Selectively Hedged Global Equity Portfolio	1
Emerging Markets Portfolio	65
Emerging Markets Small Cap Portfolio	58
Emerging Markets Value Portfolio	287
Emerging Markets Core Equity 2 Portfolio	143
Emerging Markets Targeted Value Portfolio	1
Emerging Markets ex China Core Equity Portfolio	2

E. Purchases and Sales of Securities:

For the six months ended April 30, 2025, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$329,838	$226,054
International Core Equity 2 Portfolio	690,292	1,124,981
Global Small Company Portfolio	16,399	15,333
DFA International Real Estate Securities Portfolio	73,487	258,789
DFA Global Real Estate Securities Portfolio	46,017	410,652
DFA International Small Cap Value Portfolio	876,114	1,221,951
International Vector Equity Portfolio	176,620	214,546
International High Relative Profitability Portfolio	129,510	114,641
World ex U.S. Value Portfolio	1,191	2,507
World ex U.S. Core Equity Portfolio	195,739	220,579
World ex U.S. Targeted Value Portfolio	59,515	84,370
World Core Equity Portfolio	38,573	28,041
Selectively Hedged Global Equity Portfolio	29,988	27,128
Emerging Markets Core Equity 2 Portfolio	664,904	1,232,231
Emerging Markets Targeted Value Portfolio	27,280	24,567
Emerging Markets ex China Core Equity Portfolio	363,807	64,704

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$172,818	$1,052,209	$924,043	$ (8)	$(17)	$300,959	26,023	$4,699	—

Total	$172,818	$1,052,209	$924,043	$ (8)	$(17)	$300,959		$4,699	—

International Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$988,409	$3,625,607	$2,964,523	$ 18	$(193)	$1,649,318	142,613	$25,521	—

Total	$988,409	$3,625,607	$2,964,523	$ 18	$(193)	$1,649,318		$25,521	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$61,736	$16,399	$15,333	$494	$(5,473)	$57,823	1,323	$321	—

Total	$61,736	$16,399	$15,333	$494	$(5,473)	$57,823		$321	—

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$85,111	$445,943	$417,782	$ (2)	$(5)	$113,265	9,794	$1,467	—

Total	$85,111	$445,943	$417,782	$ (2)	$(5)	$113,265		$1,467	—

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$1,880,340	$25,668	—	—	$(70,642)	$1,835,366	509,824	$103,341	—
The DFA Short Term Investment Fund	205,214	666,738	$684,756	$ 5	(23)	187,178	16,185	3,821	—

Total	$2,085,554	$692,406	$684,756	$ 5	$(70,665)	$2,022,544		$107,162	—

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$231,183	$1,598,443	$1,256,931	$(23)	$(60)	$572,612	49,513	$8,474	—

Total	$231,183	$1,598,443	$1,256,931	$(23)	$(60)	$572,612		$8,474	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$106,723	$527,422	$437,894	$ 1	$(23)	$196,229	16,968	$3,091	—

Total	$106,723	$527,422	$437,894	$ 1	$(23)	$196,229		$3,091	—

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distributions
International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$51,619	$358,814	$317,595	$ (3)	$(7)	$92,828	8,027	—	—

Total	$51,619	$358,814	$317,595	$ (3)	$(7)	$92,828		—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$24,246	$1,191	$2,507	$210	$2,416	$25,556	1,012	$351	$193

Total	$24,246	$1,191	$2,507	$ 210	$2,416	$25,556		$351	$193

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$72,989	$475,848	$351,386	$ 3	$(22)	$197,432	17,072	$2,531	—

Total	$72,989	$475,848	$351,386	$ 3	$(22)	$197,432		$2,531	—

World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$13,086	$65,126	$64,573	$ (1)	$(2)	$13,636	1,179	$335	—

Total	$13,086	$65,126	$64,573	$ (1)	$(2)	$13,636		$335	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$716,015	$21,485	$11,612	$(177)	$(29,795)	$695,916	17,107	$4,080	—
International Core Equity 2 Portfolio	284,260	9,195	12,977	351	21,234	302,063	17,592	3,468	—
Emerging Markets Core Equity 2 Portfolio	127,785	7,894	3,452	(194)	(3,386)	128,647	5,442	2,062	—

Total	$1,128,060	$38,574	$28,041	$ (20)	$(11,947)	$1,126,626		$9,610	—

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$174,484	$13,953	$11,196	$(477)	$(8,527)	$168,237	4,654	$1,020	—
International Core Equity 2 Portfolio	70,484	7,728	9,082	299	5,048	7 4,477	4,338	887	—
Emerging Markets Core Equity 2 Portfolio	50,733	8,307	6,850	(187)	(1,273)	50,730	2,146	846	—

Total	$295,701	$29,988	$27,128	$(365)	$(4,752)	$293,444		$2,753	—

Emerging Markets Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$285,249	$1,411,620	$1,255,202	$ (2)	$(53)	$441,612	38,185	$8,621	—

Total	$285,249	$1,411,620	$1,255,202	$ (2)	$(53)	$441,612		$8,621	—

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distributions
Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$1,501	$15,182	$14,688	—	$(1)	$ 1,994	172	—	—

Total	$1,501	$15,182	$14,688	—	$(1)	$ 1,994		—	—

Emerging Markets ex China Core Equity Portfolio
The DFA Short Term Investment Fund	$7,259	$54,324	$47,391	—	$(1)	$14,191	1,227	$238	—

Total	$7,259	$54,324	$47,391	—	$(1)	$14,191		$238	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, redemption in-kind transactions, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2023, and October 31, 2024, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio
2023	$153,335	—	$153,335
2024	192,000	—	192,000
International Core Equity 2 Portfolio
2023	813,378	—	813,378
2024	1,069,005	—	1,069,005
Global Small Company Portfolio
2023	1,067	—	1,067
2024	1,592	$645	2,237

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
International Small Company Portfolio
2023	$310,109	$121,655	$431,764
2024	379,832	—	379,832
Japanese Small Company Portfolio
2023	3,684	12,000	15,684
2024	10,317	2,791	13,108
Asia Pacific Small Company Portfolio
2023	9,900	13,433	23,333
2024	8,400	—	8,400
United Kingdom Small Company Portfolio
2023	438	—	438
2024	905	—	905
Continental Small Company Portfolio
2023	21,516	—	21,516
2024	21,345	—	21,345
DFA International Real Estate Securities Portfolio
2023	—	—	—
2024	185,455	—	185,455
DFA Global Real Estate Securities Portfolio
2023	111,720	315,311	427,031
2024	252,366	—	252,366
DFA International Small Cap Value Portfolio
2023	325,253	—	325,253
2024	448,002	13,292	461,294
International Vector Equity Portfolio
2023	87,142	—	87,142
2024	127,525	—	127,525
International High Relative Profitability Portfolio
2023	42,438	—	42,438
2024	38,501	—	38,501
World ex U.S. Value Portfolio
2023	9,912	—	9,912
2024	11,909	—	11,909
World ex U.S. Core Equity Portfolio
2023	109,998	—	109,998
2024	125,828	—	125,828
World ex U.S. Targeted Value Portfolio
2023	19,463	—	19,463
2024	20,450	—	20,450
World Core Equity Portfolio
2023	19,655	13,609	33,264
2024	22,406	11,493	33,899
Selectively Hedged Global Equity Portfolio
2023	15,289	8,996	24,285

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2024	$6,546	$9,950	$16,496
Emerging Markets Portfolio
2023	130,795	10,990	141,785
2024	166,182	—	166,182
Emerging Markets Small Cap Portfolio
2023	90,978	75,855	166,833
2024	129,086	—	129,086
Emerging Markets Value Portfolio
2023	411,459	—	411,459
2024	498,903	—	498,903
Emerging Markets Core Equity 2 Portfolio
2023	718,790	—	718,790
2024	885,010	—	885,010
Emerging Markets Targeted Value Portfolio
2023	4,927	3,666	8,593
2024	8,928	3,295	12,223
Emerging Markets ex China Core Equity Portfolio
2023	14,175	—	14,175
2024	21,125	—	21,125

As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(12,009)	—	$(12,009)
International Core Equity 2 Portfolio	(48,304)	—	(48,304)
Global Small Company Portfolio	(185)	$(33)	(218)
International Small Company Portfolio	(20,111)	—	(20,111)
Japanese Small Company Portfolio	(362)	—	(362)
Asia Pacific Small Company Portfolio	(253)	—	(253)
United Kingdom Small Company Portfolio	(23)	—	(23)
Continental Small Company Portfolio	(150)	—	(150)
DFA International Real Estate Securities Portfolio	(2,980)	—	(2,980)
DFA Global Real Estate Securities Portfolio	(6,019)	—	(6,019)
DFA International Small Cap Value Portfolio	(24,613)	—	(24,613)
International Vector Equity Portfolio	(6,714)	—	(6,714)
International High Relative Profitability Portfolio	(4,048)	—	(4,048)
World ex U.S. Value Portfolio	(506)	—	(506)
World ex U.S. Core Equity Portfolio	(9,942)	—	(9,942)
World ex U.S. Targeted Value Portfolio	(430)	—	(430)
World Core Equity Portfolio	(549)	(741)	(1,290)

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Selectively Hedged Global Equity Portfolio	$(651)	$(607)	$(1,258)
Emerging Markets Portfolio	(7,480)	—	(7,480)
Emerging Markets Small Cap Portfolio	(10,953)	—	(10,953)
Emerging Markets Value Portfolio	(31,977)	—	(31,977)
Emerging Markets Core Equity 2 Portfolio	(46,752)	—	(46,752)
Emerging Markets Targeted Value Portfolio	(823)	—	(823)
Emerging Markets ex China Core Equity Portfolio	(1,490)	—	(1,490)

As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$34,437	—	$(521,303)	$2,077,845	$1,590,979
International Core Equity 2 Portfolio	211,938	—	(725,041)	7,264,214	6,751,111
Global Small Company Portfolio	1,395	$732	—	20,311	22,438
International Small Company Portfolio	109,022	—	(61,064)	1,696,008	1,743,966
Japanese Small Company Portfolio	6,058	—	(2,682)	26,313	29,689
Asia Pacific Small Company Portfolio	5,874	—	(39,588)	(14,892)	(48,606)
United Kingdom Small Company Portfolio	201	—	(3,527)	2,385	(941)
Continental Small Company Portfolio	6,666	—	(10,764)	137,814	133,716
DFA International Real Estate Securities Portfolio	159,074	—	(1,390,235)	(358,010)	(1,589,171)
DFA Global Real Estate Securities Portfolio	111,706	—	(324,595)	771,206	558,317
DFA International Small Cap Value Portfolio	122,421	90,689	—	2,314,670	2,527,780
International Vector Equity Portfolio	29,838	—	(28,332)	850,041	851,547
International High Relative Profitability Portfolio	827	—	(49,189)	319,643	271,281
World ex U.S. Value Portfolio	2,235	—	(11,424)	60,477	51,288
World ex U.S. Core Equity Portfolio	29,331	—	(75,866)	862,674	816,139
World ex U.S. Targeted Value Portfolio	1,451	—	(20,644)	112,942	93,749
World Core Equity Portfolio	—	15,244	—	474,945	490,189
Selectively Hedged Global Equity Portfolio	3,729	10,647	—	142,093	156,469
Emerging Markets Portfolio	40,104	—	(194,778)	2,189,630	2,034,956
Emerging Markets Small Cap Portfolio	35,145	—	(100,912)	855,877	790,110
Emerging Markets Value Portfolio	141,394	—	(1,142,354)	1,894,465	893,505
Emerging Markets Core Equity 2 Portfolio	301,143	—	(2,652,037)	8,007,929	5,657,035
Emerging Markets Targeted Value Portfolio	9,905	—	(5,129)	39,789	44,565

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Emerging Markets ex China Core Equity Portfolio	$6,612	—	$(20,220)	$88,928	$75,320

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2024, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

Total
Large Cap International Portfolio	$521,303
International Core Equity 2 Portfolio	725,041
International Small Company Portfolio	61,064
Japanese Small Company Portfolio	2,682
Asia Pacific Small Company Portfolio	39,588
United Kingdom Small Company Portfolio	3,527
Continental Small Company Portfolio	10,764
DFA International Real Estate Securities Portfolio	1,390,235
DFA Global Real Estate Securities Portfolio	324,595
International Vector Equity Portfolio	28,332
International High Relative Profitability Portfolio	49,189
World ex U.S. Value Portfolio	11,424
World ex U.S. Core Equity Portfolio	75,866
World ex U.S. Targeted Value Portfolio	20,644
Emerging Markets Portfolio	194,778
Emerging Markets Small Cap Portfolio	100,912
Emerging Markets Value Portfolio	1,142,354
Emerging Markets Core Equity 2 Portfolio	2,652,037
Emerging Markets Targeted Value Portfolio	5,129
Emerging Markets ex China Core Equity Portfolio	20,220

During the year ended October 31, 2024, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Large Cap International Portfolio	$19,283
International Core Equity 2 Portfolio	358,994
International Small Company Portfolio	78,757
United Kingdom Small Company Portfolio	298
Continental Small Company Portfolio	21,562
International Vector Equity Portfolio	25,543
International High Relative Profitability Portfolio	27,918
World ex U.S. Value Portfolio	382
World ex U.S. Core Equity Portfolio	10,616
World ex U.S. Targeted Value Portfolio	4,738
Emerging Markets Value Portfolio	207,165
Emerging Markets ex China Core Equity Portfolio	2,673

As of April 30, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,141,280	$2,610,351	$(125,565)	$2,484,786
International Core Equity 2 Portfolio	24,448,354	11,651,872	(1,895,677)	9,756,195
Global Small Company Portfolio	77,269	18,592	—	18,592
International Small Company Portfolio	9,623,534	2,524,848	—	2,524,848
Japanese Small Company Portfolio	166,335	61,825	—	61,825
Asia Pacific Small Company Portfolio	151,136	3,204	—	3,204
United Kingdom Small Company Portfolio	19,541	3,318	—	3,318
Continental Small Company Portfolio	5,044	111,926	—	111,926
DFA International Real Estate Securities Portfolio	3,529,170	537,713	(466,812)	70,901
DFA Global Real Estate Securities Portfolio	6,561,129	1,384,857	(826,453)	558,404
DFA International Small Cap Value Portfolio	9,187,596	3,989,657	(580,634)	3,409,023
International Vector Equity Portfolio	2,675,704	1,254,909	(97,914)	1,156,995
International High Relative Profitability Portfolio	1,287,518	439,064	(42,892)	396,172
World ex U.S. Value Portfolio	232,610	79,562	—	79,562
World ex U.S. Core Equity Portfolio	3,335,787	1,387,443	(290,281)	1,097,162
World ex U.S. Targeted Value Portfolio	578,882	190,324	(36,320)	154,004
World Core Equity Portfolio	663,640	487,751	—	487,751
Selectively Hedged Global Equity Portfolio	157,386	140,668	(1,755)	138,913
Emerging Markets Portfolio	2,769,613	2,489,491	—	2,489,491
Emerging Markets Small Cap Portfolio	2,348,277	1,174,725	—	1,174,725
Emerging Markets Value Portfolio	8,981,468	2,125,481	—	2,125,481
Emerging Markets Core Equity 2 Portfolio	19,830,260	11,085,201	(2,604,960)	8,480,241
Emerging Markets Targeted Value Portfolio	224,723	66,044	(19,643)	46,401
Emerging Markets ex China Core Equity Portfolio	1,111,960	175,840	(93,019)	82,821

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Portfolios’ derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts in an attempt to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2025 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$60,824
International Core Equity 2 Portfolio	—	277,875
International Small Company Portfolio	—	89,417
DFA International Real Estate Securities Portfolio	—	27,820
DFA Global Real Estate Securities Portfolio	—	50,955
DFA International Small Cap Value Portfolio	—	121,401
International Vector Equity Portfolio	—	30,280
International High Relative Profitability Portfolio	—	1,378
World ex U.S. Core Equity Portfolio	—	35,737
World ex U.S. Targeted Value Portfolio	—	769
Selectively Hedged Global Equity Portfolio	94,107	3,052
Emerging Markets Core Equity 2 Portfolio	—	239,165
Emerging Markets Targeted Value Portfolio	—	1,799
Emerging Markets ex China Core Equity Portfolio	—	18,629

*	Average amount of Currency Purchased/Sold in USD.

**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2025 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2025	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$226	—	$226
International Core Equity 2 Portfolio	1,090	—	1,090
International Small Company Portfolio	4,435	—	4,435
DFA Global Real Estate Securities Portfolio	70	—	70
DFA International Small Cap Value Portfolio	2,976	—	2,976
International Vector Equity Portfolio	1,330	—	1,330
World ex U.S. Targeted Value Portfolio	167	—	167
Selectively Hedged Global Equity Portfolio	176	$176	—
Emerging Markets Core Equity 2 Portfolio	505	—	505

	Liability Derivatives Value
	Total Value at April 30, 2025	Forward Currency Contracts (3)	Equity Contracts (4)
DFA International Real Estate Securities Portfolio	$(269)	—	$(269)
World ex U.S. Core Equity Portfolio	(744)	—	(744)
Selectively Hedged Global Equity Portfolio	(1,778)	$(1,755)	(23)
Emerging Markets Targeted Value Portfolio	(8)	—	(8)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.

(2)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.

(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

(4)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2025 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$(1,336)	—	$(1,336)
International Core Equity 2 Portfolio	(10,416)	—	(10,416)
Global Small Company Portfolio	(83)	—	(83)
International Small Company Portfolio	(8,204)	—	(8,204)
DFA International Real Estate Securities Portfolio	(424)	—	(424)
DFA Global Real Estate Securities Portfolio	(2,482)	—	(2,482)
DFA International Small Cap Value Portfolio	(9,068)	—	(9,068)
International Vector Equity Portfolio	(2,707)	—	(2,707)
International High Relative Profitability Portfolio	53	—	53 *
World ex U.S. Core Equity Portfolio	(1,712)	—	(1,712)
World ex U.S. Targeted Value Portfolio	(50)	—	(50)
Selectively Hedged Global Equity Portfolio	1,284	$1,333	(49)
Emerging Markets Core Equity 2 Portfolio	(9,443)	—	(9,443)
Emerging Markets Targeted Value Portfolio	(63)	—	(63)
Emerging Markets ex China Core Equity Portfolio	(761)	—	(761)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$156	—	$156
International Core Equity 2 Portfolio	60	—	60
International Small Company Portfolio	10,193	—	10,193
DFA International Real Estate Securities Portfolio	492	—	492

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
DFA Global Real Estate Securities Portfolio	$411	—	$411
DFA International Small Cap Value Portfolio	3,718	—	3,718
International Vector Equity Portfolio	1,846	—	1,846
World ex U.S. Core Equity Portfolio	56	—	56
World ex U.S. Targeted Value Portfolio	167	—	167
Selectively Hedged Global Equity Portfolio	(2,886)	$(2,826)	(60)
Emerging Markets Core Equity 2 Portfolio	1,029	—	1,029
Emerging Markets Targeted Value Portfolio	(28)	—	(28)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.

(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.

(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

*	As of April 30, 2025, there were no futures contracts outstanding. During the six months ended April 30, 2025, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs OTC derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2025 (amounts in thousands):

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (e)
			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received				Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged
	Assets						Liabilities
Selectively Hedged Global Equity Portfolio
State Street Bank and Trust	—	—	—	—	—	—	$ 469	$ 469	—	—	—	$ 469
Bank of America Corp	$ 19	$ 19	$(19)	—	—	—	207	207	$(19)	—	—	188
Citibank, N.A	21	21	(10)	—	—	$ 11	10	10	(10)	—	—	—
Societe Generale	7	7	(7)	—	—	—	1,057	1,057	(7)	—	—	1,050
UBS AG	74	74	—	—	—	74	—	—	—	—	—	—
Australia and New Zealand Bank	—	—	—	—	—	—	11	11	—	—	—	11
HSBC Bank	55	55	(1)	—	—	54	1	1	(1)	—	—	—

Total	$176	$176	$(37)	—	—	$139	$1,755	$1,755	$(37)	—	—	$1,718

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.

(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.

For the six months ended April 30, 2025, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2025
Global Small Company Portfolio	5.14%	$774	24	$3	$16,415	—
DFA International Real Estate Securities Portfolio	5.33%	14,574	1	2	14,574	—
International High Relative Profitability Portfolio	5.11%	575	15	1	1,504	$76
World ex U.S. Value Portfolio	5.17%	126	36	1	1,146	—
World ex U.S. Targeted Value Portfolio	5.17%	311	19	1	1,569	—
World Core Equity Portfolio	5.17%	337	30	1	1,370	—
Emerging Markets Targeted Value Portfolio	5.33%	166	1	—	166	—
Emerging Markets ex China Core Equity Portfolio	5.18%	1,513	36	8	5,297	—
*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2025, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2025, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2025
Emerging Markets Core Equity 2 Portfolio	Borrower	4.90%	$201,567	3	$83	$310,806	—
*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2025 that the Portfolio utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2025, if any, were executed by the Portfolios pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board.

For the six months ended April 30, 2025, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$77,221	$63,144	$1,750
International Core Equity 2 Portfolio	41,744	68,392	(2,512)
DFA Global Real Estate Securities Portfolio	1,932	47,130	(8,820)
DFA International Small Cap Value Portfolio	154,192	71,015	8,978
International Vector Equity Portfolio	15,787	21,054	2,828
International High Relative Profitability Portfolio	23,790	11,167	(2,219)
World ex U.S. Core Equity Portfolio	13,718	32,560	(3,244)
World ex U.S. Targeted Value Portfolio	6,274	18,408	1,789
Emerging Markets Core Equity 2 Portfolio	1,058	1,229	(1,171)
Emerging Markets Targeted Value Portfolio	199	276	(16)
Emerging Markets ex China Core Equity Portfolio	884	171	(213)

J. Securities Lending:

As of April 30, 2025, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$25,833
International Core Equity 2 Portfolio	369,341
DFA International Real Estate Securities Portfolio	51,144
DFA International Small Cap Value Portfolio	140,142
International Vector Equity Portfolio	52,590
International High Relative Profitability Portfolio	1,601
World ex U.S. Core Equity Portfolio	78,795
World ex U.S. Targeted Value Portfolio	13,654
Emerging Markets Core Equity 2 Portfolio	1,822,169
Emerging Markets Targeted Value Portfolio	10,342
Emerging Markets ex China Core Equity Portfolio	34,617

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Short Term Series, an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the six months ended April 30, 2025, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):

Large Cap International Portfolio	$50,999
DFA International Small Cap Value Portfolio	189,250
International Vector Equity Portfolio	501
International High Relative Profitability Portfolio	13,772

M. Segment Reporting:

In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect each Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. Each Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by each Portfolio’s investment objective and principal investment strategies, as described in each Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

N. New Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) –Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.

O. Other:

As of April 30, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio	4	77%
International Core Equity 2 Portfolio	3	71%
Global Small Company Portfolio	3	87%
International Small Company Portfolio	3	79%
Japanese Small Company Portfolio	3	84%
Asia Pacific Small Company Portfolio	2	91%
United Kingdom Small Company Portfolio	3	91%
Continental Small Company Portfolio	3	92%
DFA International Real Estate Securities Portfolio	4	95%
DFA Global Real Estate Securities Portfolio	2	67%
DFA International Small Cap Value Portfolio	3	77%
International Vector Equity Portfolio	2	91%
International High Relative Profitability Portfolio	3	86%
World ex U.S. Value Portfolio	5	81%
World ex U.S. Core Equity Portfolio	3	75%
World ex U.S. Targeted Value Portfolio	2	97%
World Core Equity Portfolio	5	89%
Selectively Hedged Global Equity Portfolio	3	79%
Emerging Markets Portfolio	3	68%
Emerging Markets Small Cap Portfolio	3	67%
Emerging Markets Value Portfolio	3	51%
Emerging Markets Core Equity 2 Portfolio	2	62%
Emerging Markets Targeted Value Portfolio	2	93%

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Emerging Markets ex China Core Equity Portfolio	2	77%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. ReFlow Redemption Service:

A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. If the Portfolio is part of a “master-feeder” structure, then the “feeder” Portfolio does not generally buy individual securities directly. Instead, the feeder Portfolio invests in a corresponding “master” Portfolio that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master Portfolio’s financial statements. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.

For the six months ended April 30, 2025, the Portfolios’ activity in the program is listed below (amounts in thousands, except shares):

	Value of Cash and Value of Securities Sold	Shares Sold	Service Fees
Large Cap International Portfolio	$99,408	3,464,770	$122
DFA International Small Cap Value Portfolio	242,286	10,272,220	191
International Vector Equity Portfolio	926	66,987	1
International High Relative Profitability Portfolio	32,894	2,483,234	40

Q. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
INTERNATIONAL EQUITIES — (100.0%)
The DFA International Value Series		$9,878,608,559

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$9,878,608,559

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2025, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2025

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$9,878,609
Receivables:
Fund Shares Sold	5,271
Prepaid Expenses and Other Assets	56

Total Assets	9,883,936

LIABILITIES:
Payables:
Fund Shares Redeemed	5,668
Due to Advisor	322
Accrued Expenses and Other Liabilities	467

Total Liabilities	6,457

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS.	$9,877,479

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on shares outstanding of 423,861,064, $0.01 Par Value (1)	$23.30

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,388,600
Total Distributable Earnings (Loss)	2,488,879

NET ASSETS	$9,877,479

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2025

(Unaudited)

(Amounts in thousands)

DFA International Value Portfolio
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $16,975)	$187,915
Interest	2,315
Income from Securities Lending, Net	1,887
Expenses Allocated from Affiliated Investment Companies	(9,630)

Total Net Investment Income Allocated from Affiliated Investment Companies	182,487

Fund Expenses
Investment Management Fees	11,388
Accounting & Transfer Agent Fees	612
Filing Fees	47
Shareholders’ Reports	138
Directors’/Trustees’ Fees & Expenses	27
Professional Fees	33
Previously Waived Fees Recovered by Advisor (Note C)	161
Other	341

Total Fund Expenses	12,747

Fees Waived, Expenses Reimbursed by Advisor (Note C)	9,202

Net Expenses	3,545

Net Investment Income (Loss)	178,942

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	84,851
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	728,448

Net Realized and Unrealized Gain (Loss)	813,299

Net Increase (Decrease) in Net Assets Resulting from Operations	$992,241

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income Allocated from Affiliated Investment Company	$178,942	$341,571
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company	84,851	156,757
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	728,448	1,272,924

Net Increase (Decrease) in Net Assets Resulting from Operations	992,241	1,771,252

Distributions:
Institutional Class Shares	(105,504)	(390,125)
Capital Share Transactions (1):
Shares Issued	1,100,124	1,603,991
Shares Issued in Lieu of Cash Distributions	103,329	382,627
Shares Redeemed	(1,027,927)	(2,790,656)

Net Increase (Decrease) from Capital Share Transactions	175,526	(804,038)

Total Increase (Decrease) in Net Assets	1,062,263	577,089
Net Assets
Beginning of Period	8,815,216	8,238,127

End of Period	$9,877,479	$8,815,216

(1) Shares Issued and Redeemed:
Shares Issued	50,511	76,529
Shares Issued in Lieu of Cash Distributions	4,830	18,501
Shares Redeemed	(46,861)	(133,019)

Net Increase (Decrease) from Shares Issued and Redeemed	8,480	(37,989)

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Net Asset Value, Beginning of Period	$21.22		$18.17	$16.19	$19.80	$13.54	$17.18

Income from Investment Operations (A)
Net Investment Income (Loss)	0.42		0.78	0.80	0.79	0.62	0.38
Net Gains (Losses) on Securities (Realized and Unrealized)	1.91		3.17	1.96	(3.49)	6.23	(3.58)

Total from Investment Operations	2.33		3.95	2.76	(2.70)	6.85	(3.20)

Less Distributions:
Net Investment Income	(0.25)		(0.90)	(0.78)	(0.87)	(0.59)	(0.44)
Net Realized Gains	—		—	—	(0.04)	—	—

Total Distributions	(0.25)		(0.90)	(0.78)	(0.91)	(0.59)	(0.44)

Net Asset Value, End of Period.	$23.30		$21.22	$18.17	$16.19	$19.80	$13.54

Total Return	11.09	%(B)	21.92%	16.93%	(13.90%)	50.90%	(18.87%)

Net Assets, End of Period (thousands)	$9,877,479		$8,815,216	$8,238,127	$7,492,497	$8,312,480	$6,557,488
Ratio of Expenses to Average Net Assets (D)	0.29	%(C)	0.29%	0.29%	0.30%	0.36%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.49	%(C)	0.49%	0.49%	0.50%	0.56%	0.60%
Ratio of Net Investment Income to Average Net Assets	3.93	%(C)	3.75%	4.27%	4.30%	3.36%	2.57%
Portfolio Turnover Rate	N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2025, the Portfolio owned 71% of the Series. The financial statements of the Series are included else where in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors (the “Board”) of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Portfolio, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor provides investment management services to the Portfolio. For the six months ended April 30, 2025, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA International Value Portfolio	0.25%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, as described in the notes below. In addition to the permanent fee waiver, the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement, with respect to the total management fees paid to the Advisor, will remain in effect permanently, unless terminated by the Portfolio’s Board of Directors. The remaining portion of the Fee Waiver Agreement will remain in effect through February 28, 2026, may only be terminated by the Fund’s Board prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2025, the Portfolio had an expense limit and total management fee limit based on a percentage of its average net assets on an annualized basis, as reflected below. The recovered previously waived fees/assumed expenses during the six months ended April 30, 2025, waived fees/assumed expenses during the six months ended April 30, 2025, and previously waived fees/assumed expenses subject to future recovery by the Advisor, are reflected below (amounts in thousands).

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Assumed Expenses	Waived Fees/ Assumed Expenses
DFA International Value Portfolio (1)	0.28%	0.25%	$161	$9,202

(1) The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). In addition to the Permanent Fee Waiver, effective February 28, 2025, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies managed by the Advisor, except for the expenses that the Portfolio incurs indirectly through investments of securities lending cash collateral in Short Term Series and unaffiliated money market funds) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of each class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2025, the Advisor had contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the Expense Limitation Amount. At any time that the Portfolio Expenses of a class of the Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed above for the Portfolio, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

	Previously Waived Fees/Assumed Expenses Subject to Future Recovery Expiring
	10/31/2025	10/31/2026	10/31/2027	4/30/2028	Total
DFA International Value Portfolio	$—	$—	$—	$77	$77

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2025, the total related amounts paid by the Fund to the CCO were $11 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2025, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$128

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2024, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2023, and October 31, 2024, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio
2023	$351,443	—	$351,443
2024	390,125	—	390,125

As of October 31, 2024, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total

DFA International Value Portfolio	$(38,407)	—	$(38,407)

As of October 31, 2024, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)

DFA International Value Portfolio	$43,161	—	$(82,162)	$1,641,288	$1,602,287

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2024, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amount in thousands):

Total

DFA International Value Portfolio	$82,162

During the year ended October 31, 2024, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA International Value Portfolio	$12,535

As of April 30, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

DFA International Value Portfolio	$7,522,046	$2,427,684	—	$2,427,684

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Segment Reporting:

In this reporting period, the Portfolio adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect the Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Portfolio’s CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole. The Portfolio’s long-term strategic asset allocation is executed by its portfolio management team and guided by the Portfolio’s investment objective and principal investment strategies, as described in the Portfolio’s respective prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented in the Portfolio’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

H. New Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) –Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The

ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.

I. Other:

As of April 30, 2025, the following number of shareholders, each holding greater than 5%, held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares

DFA International Value Portfolio	2	60%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

J. ReFlow Redemption Service:

The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolio’s Policy Regarding Excessive Short-Term Trading.

During the six months ended April 30, 2025, the Portfolio’s activity in the program was as follows (amounts in thousands, except shares):

	Value of Cash and Value of Securities Sold	Shares Sold	Service Fees

DFA International Value Portfolio	$159,487	7,185,121	$276

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.9%)
AUSTRALIA — (5.5%)
#	Ampol Ltd.	135,305	$2,054,500
	Ansell Ltd.	19,794	383,995
	ANZ Group Holdings Ltd.	3,720,839	71,150,836
	Aurizon Holdings Ltd.	8,613,723	16,863,201
	Bendigo & Adelaide Bank Ltd.	1,005,936	7,196,294
	BlueScope Steel Ltd.	2,726,750	41,764,157
	Cleanaway Waste Management Ltd.	3,834,882	6,382,035
	Dyno Nobel Ltd.	4,245,410	6,162,643
#	Endeavour Group Ltd.	851,987	2,179,305
	Evolution Mining Ltd.	6,549,604	32,846,401
	Fortescue Ltd.	1,134,665	11,718,465
	Hafnia Ltd.	292,039	1,346,181
	Harvey Norman Holdings Ltd.	2,079,606	6,952,851
	National Australia Bank Ltd.	4,696,624	108,448,354
*	NEXTDC Ltd.	68,771	522,132
	Northern Star Resources Ltd.	2,987,636	36,699,151
	Orica Ltd.	1,865,299	19,361,517
	Origin Energy Ltd.	3,452,895	23,534,950
	QBE Insurance Group Ltd.	2,057,129	28,429,361
#	Rio Tinto Ltd.	585,277	43,788,802
	Santos Ltd.	11,184,639	42,997,812
	Sonic Healthcare Ltd.	1,570,168	26,217,034
	South32 Ltd. (S32 AU)	12,702,062	21,889,402
	Suncorp Group Ltd.	2,725,857	35,447,275
	TPG Telecom Ltd.	518,044	1,677,459
#	Treasury Wine Estates Ltd.	451,021	2,578,030
	Westpac Banking Corp.	5,237,352	109,906,672
#	Whitehaven Coal Ltd.	3,239,434	10,362,093
	Woodside Energy Group Ltd. (WDS AU)	2,876,455	37,494,971
	Worley Ltd.	703,008	5,600,921
#	Yancoal Australia Ltd.	1,237,983	3,947,512

TOTAL AUSTRALIA			765,904,312

AUSTRIA — (0.2%)
	Erste Group Bank AG	138,521	9,380,865
	OMV AG	231,442	11,966,387

TOTAL AUSTRIA			21,347,252

		Shares	Value»
BELGIUM — (0.8%)
	Ageas SA	460,580	$28,885,843
	Anheuser-Busch InBev SA (ABI BB)	451,334	29,746,951
	KBC Group NV	462,193	42,618,243
#	Solvay SA	31,585	1,195,257
	Syensqo SA	204,971	14,662,147

TOTAL BELGIUM			117,108,441

CANADA — (10.4%)
	Agnico Eagle Mines Ltd. (AEM US)	356,399	41,905,394
	AltaGas Ltd.	450,341	13,327,951
	ARC Resources Ltd.	396,364	7,334,430
	Bank of Montreal (BMO CN)	1,808	173,233
	Bank of Montreal (BMO US)	1,308,032	124,890,895
	Bank of Nova Scotia (BNS CN)	503,391	25,187,807
	Bank of Nova Scotia (BNS US)	1,310,049	65,476,249
	Barrick Gold Corp. (ABX CN)	42,338	807,389
	Barrick Gold Corp. (GOLD US)	5,387,862	102,584,893
	Canadian Imperial Bank of Commerce (CM CN)	1,726,071	108,865,424
#	Canadian Imperial Bank of Commerce (CM US)	496,982	31,285,017
#	Canadian Tire Corp. Ltd., Class A	89,089	9,750,289
	Cenovus Energy, Inc. (CVE US)	3,776,058	44,444,203
	Empire Co. Ltd., Class A	41,544	1,542,908
	Fairfax Financial Holdings Ltd.	56,550	88,287,078
*	First Quantum Minerals Ltd.	1,335,542	17,931,872
	iA Financial Corp., Inc.	357,153	34,694,567
	IGM Financial, Inc.	87,856	2,791,942
	Imperial Oil Ltd. (IMO US)	7,127	480,217
	Kinross Gold Corp. (K CN)	4,622,914	68,240,461
	Kinross Gold Corp. (KGC US)	428,096	6,318,697

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Lundin Mining Corp.	2,686,540	$21,981,845
#	Magna International, Inc. (MGA US)	482,024	16,755,154
	Manulife Financial Corp. (MFC CN)	450,447	13,804,864
	Manulife Financial Corp. (MFC US)	2,384,237	73,005,337
	MEG Energy Corp.	262,796	3,686,693
	Nutrien Ltd. (NTR US)	1,667,476	95,129,494
	Onex Corp.	88,109	6,238,444
	Pan American Silver Corp. (PAAS US)	265,048	6,673,909
	Saputo, Inc.	199,970	3,901,924
	Suncor Energy, Inc. (SU CN)	840,913	29,699,751
	Suncor Energy, Inc. (SU US)	2,343,254	82,693,434
	Teck Resources Ltd. (TECK US), Class B	1,857,253	63,128,029
	Teck Resources Ltd. (TECKB CN), Class B	3,183	108,170
#	Toronto-Dominion Bank (TD CN)	308,375	19,704,594
#	Toronto-Dominion Bank (TD US)	2,264,467	144,427,705
#	Tourmaline Oil Corp	1,218,004	53,805,632
	West Fraser Timber Co. Ltd. (WFG CN)	150,880	11,170,986
#	West Fraser Timber Co. Ltd. (WFG US)	11,473	848,773
	Whitecap Resources, Inc	548,309	3,110,240

TOTAL CANADA			1,446,195,894

DENMARK — (2.4%)
#	AP Moller - Maersk AS (MAERSKA DC), Class A	4,892	8,360,723
	AP Moller - Maersk AS (MAERSKB DC), Class B	6,957	11,979,150
#*	Cadeler AS (CADLR NO)	41,515	217,082
	Carlsberg AS, Class B	291,587	39,729,790
#	Coloplast AS, Class B	219,419	24,830,124
	Danske Bank AS	945,349	33,169,985
*	Demant AS	154,481	5,625,715
	DSV AS	390,713	82,815,413
*	Genmab AS (GMAB DC)	65,409	13,869,233
	H Lundbeck AS (HLUNB DC)	90,194	431,625

		Shares	Value»
DENMARK — (Continued)
	Novonesis Novozymes B, Class B	925,882	$60,142,818
	Pandora AS	160,355	23,870,905
	Rockwool AS, Class A	910	41,494
	Rockwool AS, Class B	199,803	9,121,039
	Tryg AS	392,564	9,362,783
#	Vestas Wind Systems AS	924,385	12,324,085

TOTAL DENMARK			335,891,964

FINLAND — (0.6%)
#	Nokia OYJ (NOK US), Sponsored ADR	1,331,054	6,641,959
	Nokia OYJ (NOKIA FH)	10,020,106	50,092,244
	Nordea Bank Abp (NDA FH)	4,019	55,659
	Nordea Bank Abp (NDA SS)	1,748,526	23,994,595
	Stora Enso OYJ, Class R	680,424	6,320,042
	UPM-Kymmene OYJ	121,637	3,221,690

TOTAL FINLAND			90,326,189

FRANCE — (10.3%)
*	Alstom SA	128,122	3,094,039
Ω	Amundi SA	67,754	5,351,969
	BNP Paribas SA	1,245,833	105,558,778
	Bollore SE	1,793,750	11,095,100
	Bouygues SA	917,705	40,338,001
*	Canal & SA	546,690	1,242,219
	Carrefour SA	1,456,744	22,468,398
	Cie de Saint-Gobain SA	1,695,733	184,356,684
	Cie Generale des Etablissements Michelin SCA	2,740,740	100,217,189
	Credit Agricole SA	1,088,951	20,425,003
	Eiffage SA	284,086	38,656,361
	Engie SA	5,878,852	121,506,070
*	Louis Hachette Group	189,809	299,270
	Orange SA (ORA FP)	6,663,357	96,672,268
	Pernod Ricard SA	71,038	7,700,197
	Publicis Groupe SA (PUB FP)	330,272	33,604,182
	Renault SA	865,348	45,959,656
	Rexel SA	591,057	16,421,707
	Sanofi SA (SAN FP)	1,175,373	128,576,202
	Societe Generale SA	2,007,247	104,655,791
	TotalEnergies SE (TTE FP)	5,829,143	332,000,000
	Vivendi SE	546,690	1,704,831

TOTAL FRANCE			1,421,903,915

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
GERMANY — (7.8%)
	BASF SE	2,926,486	$149,454,065
	Bayer AG	887,531	23,259,689
	Bayerische Motoren Werke AG	725,332	61,520,830
	Brenntag SE	44,054	2,942,096
	Commerzbank AG	2,938,302	77,769,629
	Continental AG	296,221	23,156,971
*	Covestro AG	486,865	32,770,569
	Daimler Truck Holding AG	1,908,515	76,677,410
	Deutsche Bank AG (DB US)	1,042,151	27,314,778
	Deutsche Bank AG (DBK GR)	2,533,328	66,424,726
	Deutsche Lufthansa AG	524,114	3,766,096
	Deutsche Post AG	1,770,197	75,636,972
Ω	DWS Group GmbH & Co. KGaA	36,632	1,928,433
	E.ON SE	4,743,428	82,960,615
	Evonik Industries AG	293,199	6,589,016
	Fresenius Medical Care AG (FME GR)	404,679	20,588,276
*	Fresenius SE & Co. KGaA	565,563	26,862,498
#Ω	Hapag-Lloyd AG	11,832	1,862,953
	Heidelberg Materials AG	490,528	98,063,157
	Henkel AG & Co. KGaA	141,005	9,952,151
	Infineon Technologies AG (IFX GR)	581,803	19,271,087
	Mercedes-Benz Group AG	2,103,162	125,745,552
	Merck KGaA	48,165	6,705,535
	RWE AG	956,880	37,159,619
*	Talanx AG	65,949	7,568,843
	Volkswagen AG	73,128	8,163,669

TOTAL GERMANY			1,074,115,235

HONG KONG — (1.1%)
	BOC Hong Kong Holdings Ltd.	7,678,000	31,851,263
#	Cathay Pacific Airways Ltd.	7,060,999	8,113,551
	CK Asset Holdings Ltd.	1,625,303	6,639,952
	CK Hutchison Holdings Ltd.	4,680,984	26,396,432
Ω	ESR Group Ltd.	1,613,600	2,569,565
	Henderson Land Development Co. Ltd.	1,134,485	3,217,331

		Shares	Value»
HONG KONG — (Continued)
	MTR Corp. Ltd.	1,214,933	$4,194,345
	Sino Land Co. Ltd.	5,938,656	6,103,157
	Sun Hung Kai Properties Ltd.	1,804,420	17,117,471
	Swire Pacific Ltd. (19 HK), Class A	1,337,500	11,566,245
	Swire Pacific Ltd. (87 HK), Class B	2,807,500	3,864,139
Ω	WH Group Ltd.	32,879,196	29,400,817
#	Xinyi Glass Holdings Ltd.	1,118,126	1,046,881

TOTAL HONG KONG			152,081,149

IRELAND — (0.2%)
	AIB Group PLC	1,075,655	7,229,542
	Bank of Ireland Group PLC	1,468,145	17,238,160
*	Flutter Entertainment PLC	2,096	508,623
	Smurfit WestRock PLC	59,138	2,484,979

TOTAL IRELAND			27,461,304

ISRAEL — (0.8%)
	Bank Hapoalim BM	1,744,949	25,595,943
	Bank Leumi Le-Israel BM	2,824,004	40,103,761
	Clal Insurance Enterprises Holdings Ltd.	228,957	6,282,150
	Delek Group Ltd.	39,719	6,336,555
	Harel Insurance Investments & Financial Services Ltd.	363,624	6,044,140
	Israel Discount Bank Ltd., Class A	3,035,053	22,670,274
	Migdal Insurance & Financial Holdings Ltd.	1,344,878	2,586,464
	Phoenix Financial Ltd.	174,250	3,431,513

TOTAL ISRAEL			113,050,800

ITALY — (1.4%)
	Banco BPM SpA	2,118,518	23,647,995
#	BPER Banca SpA	85,983	698,361
	Eni SpA (ENI IM)	4,916,050	70,405,397
	UniCredit SpA	1,815,668	105,637,113

TOTAL ITALY			200,388,866

JAPAN — (20.0%)
	Acom Co. Ltd.	136,600	382,767

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	AGC, Inc.	857,900	$26,785,259
	Air Water, Inc.	356,186	4,857,096
	Aisin Corp.	1,908,300	24,237,922
	Alfresa Holdings Corp.	279,799	4,223,883
	Amada Co. Ltd.	1,065,300	10,666,878
	Asahi Group Holdings Ltd.	4,112,674	56,846,568
	Asahi Kasei Corp.	3,552,687	24,757,755
	Bridgestone Corp.	724,900	30,311,804
	Brother Industries Ltd.	752,500	13,224,112
	Canon Marketing Japan, Inc.	139,900	4,952,441
	Chiba Bank Ltd.	1,064,000	9,460,533
	Coca-Cola Bottlers Japan Holdings, Inc.	196,657	3,694,556
	COMSYS Holdings Corp.	105,199	2,331,637
	Concordia Financial Group Ltd.	1,803,900	11,667,543
	Cosmo Energy Holdings Co. Ltd.	273,700	11,233,207
	Credit Saison Co. Ltd.	502,392	11,732,323
	Dai Nippon Printing Co. Ltd.	537,300	7,489,278
	Daicel Corp.	617,900	5,259,665
	Dai-ichi Life Holdings, Inc.	4,959,788	35,811,884
	Daiwa House Industry Co. Ltd.	1,057,400	38,259,822
	Daiwa Securities Group, Inc.	1,137,547	7,480,422
	Denso Corp.	1,898,900	24,518,462
	Dentsu Group, Inc.	34,400	721,234
	ENEOS Holdings, Inc.	9,886,903	47,597,809
	EXEO Group, Inc.	153,100	1,787,770
	Fuji Media Holdings, Inc.	97,100	2,010,687
	FUJIFILM Holdings Corp.	845,500	17,317,844
	Fukuoka Financial Group, Inc.	260,600	6,885,120
	Fuyo General Lease Co. Ltd.	103,800	2,896,485
	Gunma Bank Ltd.	260,300	2,170,838
	Hachijuni Bank Ltd.	651,143	4,914,821
	Hakuhodo DY Holdings, Inc.	303,599	2,282,583
	Hankyu Hanshin Holdings, Inc.	693,300	19,774,425
	Haseko Corp.	682,372	9,746,057
	Hitachi Construction Machinery Co. Ltd.	324,999	9,712,555
	Honda Motor Co. Ltd. (7267 JP)	10,142,400	103,196,280

		Shares	Value»
JAPAN — (Continued)
	Hulic Co. Ltd.	90,700	$948,441
	Ibiden Co. Ltd.	182,852	5,068,880
	Idemitsu Kosan Co. Ltd.	3,113,310	19,293,219
	Iida Group Holdings Co. Ltd.	267,151	4,228,680
	INFRONEER Holdings, Inc.	147,321	1,256,546
	Inpex Corp.	3,078,783	38,514,011
	Isetan Mitsukoshi Holdings Ltd.	80,200	1,030,928
	Isuzu Motors Ltd.	1,933,200	25,998,511
	Iwatani Corp.	246,200	2,357,336
	Iyogin Holdings, Inc.	184,600	2,141,214
	J Front Retailing Co. Ltd.	828,217	10,137,498
	Japan Airlines Co. Ltd.	295,000	5,344,635
	Japan Post Bank Co. Ltd.	141,100	1,450,782
	Japan Post Holdings Co. Ltd.	1,397,610	13,585,137
	Japan Post Insurance Co. Ltd.	134,400	2,701,864
#	JFE Holdings, Inc.	1,796,260	20,919,276
	JTEKT Corp.	160,371	1,238,556
	Kajima Corp.	732,900	17,499,924
	Kamigumi Co. Ltd.	315,700	7,728,187
	Kandenko Co. Ltd.	51,900	1,028,791
#	Kawasaki Kisen Kaisha Ltd.	693,700	9,513,613
	Kinden Corp.	205,700	5,324,389
	Kobe Steel Ltd.	1,186,377	13,913,690
	Koito Manufacturing Co. Ltd.	545,301	6,604,983
	Komatsu Ltd.	510,500	14,763,438
	Kubota Corp. (6326 JP)	2,906,320	33,772,569
	Kuraray Co. Ltd.	1,303,291	15,224,376
	Kyocera Corp.	1,183,500	14,026,520
	Kyoto Financial Group, Inc.	454,716	7,804,977
	Kyudenko Corp.	6,700	225,047
	Kyushu Financial Group, Inc.	402,700	2,032,822
	Lixil Corp.	643,685	7,584,933
	LY Corp.	1,624,800	6,145,027
	Mabuchi Motor Co. Ltd.	3,300	48,210
	Marubeni Corp.	598,300	10,607,055
	Mazda Motor Corp.	2,009,256	12,012,960
	Mebuki Financial Group, Inc.	1,565,010	7,646,835
	Medipal Holdings Corp.	285,450	4,837,143

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	MEIJI Holdings Co. Ltd.	429,900	$10,569,883
	Mitsubishi Chemical Group Corp.	3,423,547	16,643,764
	Mitsubishi Corp.	1,809,900	34,363,810
	Mitsubishi Electric Corp.	819,600	15,855,485
	Mitsubishi Estate Co. Ltd.	1,171,441	20,577,504
	Mitsubishi Gas Chemical Co., Inc.	554,400	8,447,094
	Mitsubishi HC Capital, Inc.	2,653,300	18,769,806
	Mitsubishi Logistics Corp.	530,500	3,661,186
	Mitsubishi Motors Corp.	1,617,878	4,478,953
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	10,163,850	128,055,579
#	Mitsubishi UFJ Financial Group, Inc. (MUFG US), Sponsored ADR	461,109	5,828,418
	Mitsui & Co. Ltd. (8031 JP)	209,500	4,236,325
	Mitsui & Co. Ltd. (MITSY US), Sponsored ADR	18,174	7,384,096
	Mitsui Chemicals, Inc.	812,360	17,851,376
	Mitsui Fudosan Co. Ltd.	1,778,200	17,623,112
#	Mitsui OSK Lines Ltd.	793,900	26,439,904
	Mizuho Financial Group, Inc. (8411 JP)	2,442,180	61,060,879
	MS&AD Insurance Group Holdings, Inc.	1,119,259	25,440,530
	Nagase & Co. Ltd.	25,200	443,863
	NGK Insulators Ltd.	711,500	8,779,918
	NH Foods Ltd.	272,867	10,301,630
	NHK Spring Co. Ltd.	274,000	3,045,034
	Nikon Corp.	540,800	5,200,033
	Nippon Electric Glass Co. Ltd.	83,799	1,917,384
	Nippon Express Holdings, Inc.	925,869	16,534,033
	Nippon Steel Corp.	1,483,993	31,234,648
	Nippon Television Holdings, Inc.	56,400	1,306,110
	Nippon Yusen KK	1,107,000	36,168,901
*	Nissan Motor Co. Ltd.	5,693,879	13,555,011

		Shares	Value»
JAPAN — (Continued)
	Nisshin Seifun Group, Inc.	297,356	$3,836,398
	Niterra Co. Ltd.	373,000	11,614,042
#	NOK Corp.	164,265	2,269,947
	Nomura Holdings, Inc. (8604 JP)	3,219,302	17,942,975
	Nomura Real Estate Holdings, Inc.	2,836,500	16,869,924
	NSK Ltd.	34,091	148,913
	Obayashi Corp.	420,882	6,530,058
	Oji Holdings Corp.	3,428,000	16,181,985
	Omron Corp.	600	17,811
	Ono Pharmaceutical Co. Ltd.	733,995	8,448,963
	Open House Group Co. Ltd.	122,500	5,431,883
	ORIX Corp. (8591 JP)	1,961,300	39,343,735
	Panasonic Holdings Corp.	4,215,499	48,334,753
	Resona Holdings, Inc.	4,095,139	32,850,356
	Resonac Holdings Corp.	772,224	14,045,177
	Ricoh Co. Ltd.	1,843,900	19,394,345
	Rinnai Corp.	46,600	1,043,767
	Rohm Co. Ltd.	368,165	3,352,138
	SBI Holdings, Inc.	443,699	11,666,830
	Seiko Epson Corp.	850,732	11,802,267
	Seino Holdings Co. Ltd.	411,100	6,470,007
	Sekisui Chemical Co. Ltd.	447,100	7,812,589
	Sekisui House Ltd.	1,446,900	33,264,516
	Seven & i Holdings Co. Ltd.	1,687,600	24,842,519
	Shimamura Co. Ltd.	78,500	5,223,308
	Shimizu Corp.	418,026	4,465,808
	Shizuoka Financial Group, Inc.	745,600	8,285,509
	SoftBank Group Corp.	1,097,300	55,490,058
	Sohgo Security Services Co. Ltd.	18,700	147,798
	Sojitz Corp.	655,840	15,515,750
	Stanley Electric Co. Ltd.	456,100	8,546,815
	Subaru Corp.	1,910,384	34,593,077
#	SUMCO Corp.	714,173	4,924,999
	Sumitomo Chemical Co. Ltd.	1,337,788	3,233,846
	Sumitomo Corp.	1,500,200	36,629,442
	Sumitomo Electric Industries Ltd.	2,965,900	47,672,088
	Sumitomo Forestry Co. Ltd.	598,600	17,236,216

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Heavy Industries Ltd.	360,023	$7,496,331
	Sumitomo Metal Mining Co. Ltd.	276,964	6,145,006
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	5,498,799	131,186,022
	Sumitomo Mitsui Trust Group, Inc.	1,048,087	25,928,332
	Sumitomo Realty & Development Co. Ltd.	909,400	33,871,759
	Sumitomo Rubber Industries Ltd.	706,155	8,892,797
	Suntory Beverage & Food Ltd.	6,700	234,104
	Suzuken Co. Ltd.	117,500	4,244,997
	Suzuki Motor Corp.	1,933,800	23,173,996
	T&D Holdings, Inc.	63,200	1,344,808
	Taiheiyo Cement Corp.	330,146	8,889,306
	Takashimaya Co. Ltd.	859,200	6,624,559
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	2,700,071	81,673,370
	TBS Holdings, Inc.	65,400	2,193,866
	Tokyo Century Corp.	442,000	4,654,849
	Tokyo Tatemono Co. Ltd.	870,300	15,603,016
	Tokyu Fudosan Holdings Corp.	2,665,000	18,665,165
	TOPPAN Holdings, Inc.	587,100	16,481,390
	Toray Industries, Inc.	2,424,400	15,483,462
	Tosoh Corp.	958,800	13,515,932
	TOTO Ltd.	118,300	3,119,389
	Toyo Seikan Group Holdings Ltd.	385,349	6,727,690
	Toyo Tire Corp.	335,066	6,264,660
	Toyoda Gosei Co. Ltd.	173,000	3,321,887
	Toyota Boshoku Corp.	216,500	3,106,501
	Toyota Industries Corp.	158,900	18,634,977
	Toyota Motor Corp. (7203 JP)	6,262,838	119,616,522
#	Toyota Motor Corp. (TM US), Sponsored ADR	31,956	6,110,626
	Toyota Tsusho Corp.	1,509,900	30,005,825
	Yamada Holdings Co. Ltd.	635,028	2,046,554
	Yamaguchi Financial Group, Inc.	157,706	1,863,192
#	Yamaha Motor Co. Ltd.	3,070,700	24,116,459

		Shares	Value»
JAPAN — (Continued)
	Yamato Holdings Co. Ltd.	300,600	$4,267,847
#	Yamato Kogyo Co. Ltd.	72,400	4,311,321
	Yokohama Rubber Co. Ltd.	564,500	12,342,688

TOTAL JAPAN			2,769,175,414

LUXEMBOURG — (0.3%)
	ArcelorMittal SA (MT NA)	317,689	9,394,604
#	ArcelorMittal SA (MT US)	640,003	19,001,692
	Subsea 7 SA	573,605	8,684,970
#	Tenaris SA (TS US), ADR	266,018	8,855,739

TOTAL LUXEMBOURG			45,937,005

NETHERLANDS — (4.3%)
#Ω	ABN AMRO Bank NV	662,452	13,727,890
	Aegon Ltd. (AEG US)	31,012	199,407
	Aegon Ltd. (AGN NA)	2,863,375	18,417,069
	Akzo Nobel NV	354,520	22,382,432
	ASR Nederland NV	606,480	38,268,173
	HAL Trust	4,073	535,988
*	Havas NV	546,690	909,451
	Heineken NV	446,633	39,980,427
#	ING Groep NV (INGA NA)	4,971,616	96,545,397
	JDE Peet’s NV	105,941	2,564,716
	Koninklijke Ahold Delhaize NV (AD NA)	4,003,663	164,386,591
	Koninklijke KPN NV	7,233,183	33,647,708
#*	Koninklijke Philips NV (PHG US)	649,977	16,476,917
*	Koninklijke Philips NV (PHIA NA)	1,267,292	32,163,640
	NN Group NV	906,268	55,572,711
	Prosus NV (PRX NA)	106,735	5,004,227
	Randstad NV	148,438	5,958,257
	Stellantis NV (STLA US)	208,034	1,930,555
#	Stellantis NV (STLA UX)	1,340,775	12,442,392
	Stellantis NV (STLAM IM)	3,233,234	30,086,626

TOTAL NETHERLANDS			591,200,574

NEW ZEALAND — (0.2%)
	Auckland International Airport Ltd.	2,622,815	11,717,580
	Chorus Ltd. (CNU NZ)	82,568	389,415

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
*	Fletcher Building Ltd. (FBU NZ)	1,799,829	$3,277,011
#	Fonterra Co-Operative Group Ltd.	293,628	949,182
	Infratil Ltd.	438,615	2,749,119
	Mercury NZ Ltd.	511,156	1,696,181
	Meridian Energy Ltd.	175,868	572,480
	Summerset Group Holdings Ltd.	175,482	1,122,951

TOTAL NEW ZEALAND			22,473,919

NORWAY — (0.7%)
	Aker BP ASA	622,602	13,365,711
	Aker Solutions ASA	142,451	386,627
	Austevoll Seafood ASA	152,970	1,441,107
	DNB Bank ASA	1,206,942	30,171,261
	Equinor ASA	618,755	14,005,906
#	Golden Ocean Group Ltd.	137,586	1,060,751
	Leroy Seafood Group ASA	24,093	105,602
	Norsk Hydro ASA	2,197,036	11,653,990
	Sparebank 1 Oestlandet	1,244	20,717
	SpareBank 1 Sor-Norge ASA	354,504	5,656,909
	Stolt-Nielsen Ltd.	131,154	2,944,681
	TGS ASA	293,233	2,187,053
	Wallenius Wilhelmsen ASA	540,692	3,918,660
	Wilh Wilhelmsen Holding ASA, Class A	7,499	279,458
	Yara International ASA	150,692	4,890,489

TOTAL NORWAY			92,088,922

PORTUGAL — (0.0%)
	Galp Energia SGPS SA	454,681	7,044,725

SINGAPORE — (1.0%)
Ω	Bw Lpg Ltd.	7,614	75,226
Ω	BW LPG Ltd.	288,582	2,898,961
	CapitaLand Investment Ltd.	2,461,400	5,187,625
#	City Developments Ltd.	500,800	1,906,817
	Genting Singapore Ltd.	3,308,200	1,875,971
	Hongkong Land Holdings Ltd.	1,320,400	6,462,038

		Shares	Value»
SINGAPORE — (Continued)
	Jardine Cycle & Carriage Ltd.	214,200	$4,254,379
	Keppel Ltd.	5,705,800	28,687,046
	Olam Group Ltd.	82,200	60,847
	Oversea-Chinese Banking Corp. Ltd.	1,641,300	20,312,341
*	Seatrium Ltd.	3,882,814	5,702,106
	Singapore Airlines Ltd.	390,500	2,004,012
	United Overseas Bank Ltd.	1,606,700	42,672,082
	UOL Group Ltd.	974,274	4,309,875
	Wilmar International Ltd.	5,637,100	13,221,699

TOTAL SINGAPORE			139,631,025

SPAIN — (3.0%)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	5,352,632	73,459,729
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	221	3,028
	Banco de Sabadell SA	862,269	2,515,914
#	Banco Santander SA (SAN SM)	30,225,930	212,816,564
#	CaixaBank SA	8,900,116	68,212,324
	EDP Renovaveis SA	285,576	2,674,349
	Repsol SA (REP SM)	4,193,907	51,264,920

TOTAL SPAIN			410,946,828

SWEDEN — (2.3%)
	Billerud Aktiebolag	252,386	2,663,185
*	Boliden AB	994,756	30,479,355
	Bure Equity AB	81,087	2,732,052
*	Electrolux AB, Class B	267,054	1,667,201
	Essity AB (ESSITYB SS), Class B	946,654	27,376,321
#	Getinge AB, Class B	200,302	3,871,237
	Hexagon AB, Class B	851,553	8,287,793
#	Hexpol AB	152,651	1,327,371
	Holmen AB (HOLMA SS), Class A	5,562	217,170
	Holmen AB (HOLMB SS), Class B	176,174	6,965,744
#	Husqvarna AB (HUSQB SS), Class B	789,616	3,672,705
#	Loomis AB	308,464	12,838,711
	Pandox AB	118,934	1,991,407
#	Securitas AB, Class B	1,033,330	16,374,921

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	2,936,221	$46,590,987
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	14,462	244,728
#	Skanska AB, Class B	730,459	16,973,405
#	SKF AB (SKFB SS), Class B	1,204,906	23,617,818
#	SSAB AB (SSABA SS), Class A	564,486	3,566,892
#	SSAB AB (SSABB SS), Class B	1,830,262	11,376,710
	Svenska Cellulosa AB SCA (SCAA SS), Class A	34,534	444,582
	Svenska Cellulosa AB SCA (SCAB SS), Class B	603,227	7,800,057
	Svenska Handelsbanken AB (SHBA SS), Class A	1,335,980	17,487,725
#	Svenska Handelsbanken AB (SHBB SS), Class B	37,204	731,189
	Swedbank AB, Class A	1,001,439	24,999,770
	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	208,667	1,719,416
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	509,298	4,302,234
	Telia Co. AB	4,911,630	18,450,388
	Trelleborg AB, Class B	526,013	18,137,806
	Vitrolife AB	25,730	418,785
#*	Volvo Car AB, Class B	916,701	1,563,643

TOTAL SWEDEN			318,891,308

SWITZERLAND — (9.6%)
#	Alcon AG	598,395	58,185,290
	Baloise Holding AG	100,891	22,445,471
#	Banque Cantonale Vaudoise	12,011	1,478,285
	Cie Financiere Richemont SA, Class A	721,696	127,527,435
	DSM-Firmenich AG	174,413	18,947,034
	Helvetia Holding AG	4,421	975,262
	Holcim AG (HOLN FP)	375,078	41,627,364
	Holcim AG (HOLN SW)	895,794	100,103,093

		Shares	Value»
SWITZERLAND — (Continued)
	Julius Baer Group Ltd.	481,801	$31,243,851
	Lonza Group AG	98,153	70,523,833
	Novartis AG (NOVN SW)	1,220,131	139,164,734
	Novartis AG (NVS US), Sponsored ADR	384,526	43,639,856
	Sandoz Group AG (SDZ SW)	305,284	13,241,602
#	Sandoz Group AG (SDZNY US), ADR	275,714	11,960,473
#	Swatch Group AG (UHRN SW)	14,151	491,818
	Swiss Life Holding AG	84,856	84,725,309
	Swiss Prime Site AG	93,913	13,242,298
	Swiss Re AG	630,569	113,189,790
	Swisscom AG	94,854	63,256,528
	UBS Group AG (UBS US)	102,122	3,087,130
	UBS Group AG (UBSG SW)	4,408,114	133,809,912
	Zurich Insurance Group AG	331,557	235,163,616

TOTAL SWITZERLAND			1,328,029,984

UNITED KINGDOM — (12.0%)
	Anglo American PLC	894,538	24,419,440
	Associated British Foods PLC	142,453	3,926,738
	Barclays PLC (BARC LN)	7,305,202	29,101,303
	Barclays PLC (BCS US), Sponsored ADR	1,877,295	30,149,358
	Barratt Redrow PLC	2,030,918	12,661,126
	BP PLC (BP LN)	7,690,578	35,510,405
	BP PLC (BP US), Sponsored ADR	2,110,104	57,943,456
	British American Tobacco PLC (BATS LN)	2,418,176	105,331,746
#	British American Tobacco PLC (BTI US), Sponsored ADR	160,135	6,973,879
	BT Group PLC	30,064,581	69,778,559
	Centrica PLC	2,587,352	5,539,603
	Coca-Cola Europacific Partners PLC	96,373	8,682,553
	Endeavour Mining PLC	100,066	2,711,058
	Glencore PLC	12,424,779	40,737,548
	HSBC Holdings PLC (HSBA LN)	11,272,844	125,662,669

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	2,088,271	$117,110,237
#	International Paper Co.	546,264	24,850,000
	J Sainsbury PLC	4,557,501	16,197,873
	Kingfisher PLC	6,401,753	24,605,110
	Lloyds Banking Group PLC (LLOY LN)	141,879,076	139,393,021
#	Lloyds Banking Group PLC (LYG US), ADR	1,844,768	7,286,834
	M&G PLC	38,412	106,589
	Mondi PLC	442,742	6,720,443
	NatWest Group PLC (NWG LN)	16,850,471	108,387,085
#	NatWest Group PLC (NWG US), Sponsored ADR	945,717	12,218,664
#	Pearson PLC (PSO US), Sponsored ADR	373,096	6,062,810
	Shell PLC (SHEL LN)	307,658	9,928,661
	Shell PLC (SHEL US), ADR	8,154,062	525,773,918
	Standard Chartered PLC	3,879,521	55,877,731
	Taylor Wimpey PLC	3,800,508	5,971,767
	Vodafone Group PLC (VOD LN)	31,285,245	30,744,017
	Vodafone Group PLC (VOD US), Sponsored ADR	63,848	623,159
	Whitbread PLC	153,232	5,321,905

TOTAL UNITED KINGDOM			1,656,309,265

TOTAL COMMON STOCKS			13,147,504,290

	Shares	Value»
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Bayerische Motoren Werke AG, 8.479%	130,148	$10,502,520
Henkel AG & Co. KGaA, 2.969%	371,723	28,870,371
Porsche Automobil Holding SE, 7.072%	98,226	4,049,941
Volkswagen AG, 9.469%	201,383	21,912,555

TOTAL GERMANY		65,335,387

RIGHTS/WARRANTS — (0.0%)

PORTUGAL — (0.0%)
#* EDP Renovaveis SA Rights 05/07/2025	285,576	29,117

TOTAL INVESTMENT SECURITIES (Cost $9,364,772,684)		13,212,868,794

		Value†
SECURITIES LENDING COLLATERAL — (4.6%)
@§ The DFA Short Term Investment Fund	55,603,153	643,050,462

TOTAL INVESTMENTS — (100.0%) (Cost $10,007,867,405)		$13,855,919,256

As of April 30, 2025, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	507	06/20/25	$139,085,343	$141,630,450	$2,545,107

Total Futures Contracts			$139,085,343	$141,630,450	$2,545,107

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2025, the value of Rule 144A securities amounted to $57,815,814 or 0.4% of net assets.

Summary of the Series’ investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$765,904,312	—	$765,904,312
Austria	—	21,347,252	—	21,347,252
Belgium	—	117,108,441	—	117,108,441
Canada	$1,446,195,894	—	—	1,446,195,894
Denmark	—	335,891,964	—	335,891,964
Finland	6,641,959	83,684,230	—	90,326,189
France	—	1,421,903,915	—	1,421,903,915
Germany	27,314,778	1,046,800,457	—	1,074,115,235
Hong Kong	—	152,081,149	—	152,081,149
Ireland	2,484,979	24,976,325	—	27,461,304
Israel	—	113,050,800	—	113,050,800
Italy	—	200,388,866	—	200,388,866
Japan	19,323,140	2,749,852,274	—	2,769,175,414
Luxembourg	27,857,431	18,079,574	—	45,937,005
Netherlands	31,049,271	560,151,303	—	591,200,574
New Zealand	—	22,473,919	—	22,473,919
Norway	—	92,088,922	—	92,088,922
Portugal	—	7,044,725	—	7,044,725
Singapore	75,226	139,555,799	—	139,631,025
Spain	3,028	410,943,800	—	410,946,828
Sweden	1,719,416	317,171,892	—	318,891,308
Switzerland	68,428,781	1,259,601,203	—	1,328,029,984
United Kingdom	766,853,373	889,455,892	—	1,656,309,265
Preferred Stocks Germany	—	65,335,387	—	65,335,387
Rights/Warrants Portugal	—	29,117	—	29,117
Securities Lending Collateral	—	643,050,462	—	643,050,462

Total Investments in Securities	$2,397,947,276	$11,457,971,980	—	$13,855,919,256

Financial Instruments
Assets
Futures Contracts**	2,545,107	—	—	2,545,107

Total Financial Instruments	$2,545,107	—	—	$2,545,107

** Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (1.8%)
#	Akatsuki, Inc.	30,100	$733,914
#	AlphaPolis Co. Ltd.	22,500	200,927
#	Amuse, Inc.	34,379	390,278
	Anycolor, Inc.	100,200	2,583,532
#	Asahi Net, Inc.	97,200	471,098
	Atrae, Inc.	84,200	414,348
	Avex, Inc.	18,585	171,483
#*	Bank of Innovation, Inc.	6,200	452,408
	Broadmedia Corp.	15,821	188,840
#	Ceres, Inc.	41,400	627,317
	COLOPL, Inc.	243,700	808,485
#*	Cover Corp.	105,900	1,623,668
	Daiichikosho Co. Ltd.	279,535	3,269,139
#	Digital Holdings, Inc.	42,100	407,649
#	Fibergate, Inc.	28,900	200,274
#	Freebit Co. Ltd.	65,800	700,533
#*	GA Technologies Co. Ltd.	52,800	530,329
#	giftee, Inc.	73,900	803,052
	GREE Holdings, Inc.	319,800	1,200,830
	GungHo Online Entertainment, Inc.	38,700	818,914
#	IG Port, Inc.	46,300	672,386
	Imagica Group, Inc.	70,100	280,062
	i-mobile Co. Ltd.	157,700	608,340
	Intage Holdings, Inc.	56,300	662,072
#	IPS, Inc.	20,299	299,392
#	ITmedia, Inc.	38,700	419,560
*	Japan Communications, Inc.	660,500	741,719
#	Kamakura Shinsho Ltd.	76,100	251,585
#*	KLab, Inc.	29,200	23,581
	LIFULL Co. Ltd.	217,600	230,932
#	Macbee Planet, Inc.	20,000	399,508
	MarkLines Co. Ltd.	67,000	1,071,636
#	Marvelous, Inc.	142,900	474,050
	MIXI, Inc.	209,200	4,648,359
	MTI Ltd.	6,500	36,719
#*	NexTone, Inc.	11,100	98,393
	Okinawa Cellular Telephone Co.	155,400	4,607,896
	Oricon, Inc.	21,000	118,170
	Port, Inc.	49,300	645,546
	PR Times Corp.	8,574	136,565
	Septeni Holdings Co. Ltd.	80,800	206,811

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Sharingtechnology, Inc.	52,900	$421,078
	SKY Perfect JSAT Holdings, Inc.	879,800	7,112,422
#	Toei Co. Ltd.	49,300	1,806,189
#	Tohokushinsha Film Corp.	284,400	1,148,124
	Tow Co. Ltd.	92,400	204,498
	TV Asahi Holdings Corp.	98,100	1,784,325
	Tv Tokyo Holdings Corp.	59,200	1,645,904
	U-Next Holdings Co. Ltd.	323,800	4,633,688
#	ValueCommerce Co. Ltd.	105,400	598,788
	Vector, Inc.	134,000	833,360
	Vision, Inc.	155,500	1,401,529
	Wowow, Inc.	18,700	134,661
	Zenrin Co. Ltd.	136,550	1,149,188
#	ZIGExN Co. Ltd.	249,900	777,571

TOTAL COMMUNICATION SERVICES			56,881,625

CONSUMER DISCRETIONARY — (15.7%)
	&Do Holdings Co. Ltd.	41,600	397,995
#	AB & Company Co. Ltd.	2,500	15,861
#	Adastria Co. Ltd.	159,220	3,253,175
#	Adventure, Inc.	12,300	324,778
	Aeon Fantasy Co. Ltd.	38,232	630,055
#	Aeon Kyushu Co. Ltd.	5,500	97,702
	Ahresty Corp.	78,198	358,499
	Ainavo Holdings Co. Ltd.	11,200	51,957
#	Airtrip Corp.	32,400	214,082
	Aisan Industry Co. Ltd.	202,200	2,732,756
#*	Akebono Brake Industry Co. Ltd.	180,201	130,025
#	Alleanza Holdings Co. Ltd.	73,100	531,159
	Alpen Co. Ltd.	81,900	1,364,907
	Alpha Corp.	13,200	100,782
	Amiyaki Tei Co. Ltd.	68,942	691,673
	AOKI Holdings, Inc.	165,700	1,476,488
	Aoyama Trading Co. Ltd.	182,000	2,613,561
	Arata Corp.	159,300	3,549,802

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	ARCLANDS Corp.	248,376	$3,019,303
	Asahi Co. Ltd.	87,200	843,795
	Ashimori Industry Co. Ltd.	26,599	500,320
#	ASKUL Corp.	211,900	2,255,355
	Asti Corp.	7,300	98,648
*	Atsugi Co. Ltd.	8,900	62,824
#	Aucnet, Inc.	129,200	1,124,413
	Autobacs Seven Co. Ltd.	374,000	3,881,180
#	Avantia Co. Ltd.	30,600	165,100
#	Beauty Garage, Inc.	33,900	354,626
#	Beenos, Inc.	42,500	1,188,882
	Belluna Co. Ltd.	231,200	1,584,626
	Bic Camera, Inc.	452,100	4,848,133
#	Bookoff Group Holdings Ltd.	66,600	701,195
#	BRONCO BILLY Co. Ltd.	15,100	377,637
	Casio Computer Co. Ltd.	94,900	742,172
	Central Automotive Products Ltd.	241,500	2,860,917
#	Central Sports Co. Ltd.	34,386	577,900
#	Chikaranomoto Holdings Co. Ltd.	41,400	372,834
	Chiyoda Co. Ltd.	47,700	408,276
	Chofu Seisakusho Co. Ltd.	93,700	1,181,892
#	Choushimaru Co. Ltd.	19,300	206,170
	Chuo Spring Co. Ltd.	50,800	522,868
	Cleanup Corp.	97,100	439,124
#	Colowide Co. Ltd.	344,500	4,339,315
#	Corona Corp.	56,400	363,172
#	Create Restaurants Holdings, Inc.	671,300	6,544,195
	Curves Holdings Co. Ltd.	254,800	1,234,356
	Daido Metal Co. Ltd.	112,200	389,183
#	Daikoku Denki Co. Ltd.	41,600	751,919
	Daikyonishikawa Corp.	77,851	310,688
	Daimaruenawin Co. Ltd.	3,400	37,735
#	Dainichi Co. Ltd.	22,400	101,540
#	Daisyo Corp.	9,100	72,646
	DCM Holdings Co. Ltd.	623,300	5,926,694
#*	DD GROUP Co. Ltd.	60,200	520,420
#*	Demae-Can Co. Ltd.	11,700	19,574
	Doshisha Co. Ltd.	130,800	2,049,967
	Doutor Nichires Holdings Co. Ltd.	175,686	3,290,692

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Eagle Industry Co. Ltd.	146,600	$1,889,156
#	EAT&HOLDINGS Co. Ltd.	33,000	479,060
	EDION Corp.	448,500	5,985,202
	ES-Con Japan Ltd.	194,100	1,445,159
#	Eslead Corp.	47,700	1,419,971
#	Eternal Hospitality Group Co. Ltd.	42,100	830,525
	Exedy Corp.	223,900	6,723,468
#	Fast Fitness Japan, Inc.	14,200	148,042
	FCC Co. Ltd.	192,500	3,949,769
#	First Juken Co. Ltd.	12,300	85,956
	FJ Next Holdings Co. Ltd.	106,600	903,708
	Foster Electric Co. Ltd.	59,100	503,142
#	Fuji Corp. (7605 JP)	69,600	940,200
	Fuji Corp. Ltd.	137,700	678,772
	Fuji Kyuko Co. Ltd.	60,199	878,452
	Fujibo Holdings, Inc.	58,300	2,031,819
	Fujikura Composites, Inc.	103,100	958,394
#	Fujio Food Group, Inc.	53,000	445,729
	Fujishoji Co. Ltd.	38,200	289,511
	Fujita Kanko, Inc.	40,100	2,532,885
#	FuKoKu Co. Ltd.	63,900	719,479
	Furyu Corp.	71,500	467,207
	Futaba Industrial Co. Ltd.	262,600	1,453,228
#	Gakkyusha Co. Ltd.	47,600	729,439
#	Gamecard-Joyco Holdings, Inc.	10,400	165,837
#	Genki Global Dining Concepts Corp.	55,700	1,285,161
	Geo Holdings Corp.	127,500	1,733,899
#	Gift Holdings, Inc.	51,200	1,298,706
	GLOBERIDE, Inc.	98,698	1,294,239
*	Gokurakuyu Holdings Co. Ltd.	3,400	11,756
	Goldwin, Inc.	27,099	1,553,647
	Gourmet Kineya Co. Ltd.	1,800	12,623
#	Greens Co. Ltd.	36,400	588,155
#	GSI Creos Corp.	63,184	851,623
	G-Tekt Corp.	107,700	1,236,374
	Gunze Ltd.	163,400	2,937,997
#	Hagihara Industries, Inc.	62,100	628,749
#	Hamee Corp.	4,800	40,126
	Happinet Corp.	99,800	3,745,460
	Hard Off Corp. Co. Ltd.	58,800	772,599

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Heiwa Corp.	297,700	$4,633,945
#	Hiday Hidaka Corp.	131,700	2,870,303
#	HI-LEX Corp.	86,780	881,430
#	Himaraya Co. Ltd.	14,200	84,124
#	HIS Co. Ltd.	208,499	2,484,888
#	H-One Co. Ltd.	82,700	652,692
	Honeys Holdings Co. Ltd.	97,240	1,103,643
	Hoosiers Holdings Co. Ltd.	181,400	1,507,999
#	Hotland Holdings Co. Ltd.	66,000	1,005,369
#	IBJ, Inc.	60,500	276,492
#	Ichibanya Co. Ltd.	210,390	1,399,141
	Ichikoh Industries Ltd.	177,300	488,220
	IDOM, Inc.	381,900	2,940,961
#	IKK Holdings, Inc.	25,800	142,926
#	Imasen Electric Industrial	21,300	94,589
#*	Istyle, Inc.	375,398	1,236,778
*††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	124,300	2,861,752
#*	Jade Group, Inc.	35,100	301,505
	JANOME Corp.	73,400	580,054
#	Japan Eyewear Holdings Co. Ltd.	2,500	40,467
	Japan Wool Textile Co. Ltd.	302,200	3,128,161
	JINS Holdings, Inc.	50,600	3,173,296
	Joshin Denki Co. Ltd.	84,400	1,316,054
	Joyful Honda Co. Ltd.	217,300	3,083,253
#	JP-Holdings, Inc.	272,400	1,209,492
	JTEKT Corp.	743,358	5,741,002
	JVCKenwood Corp.	904,200	6,748,112
#	Kappa Create Co. Ltd.	93,400	963,874
	Kawai Musical Instruments Manufacturing Co. Ltd.	33,200	635,076
	King Co. Ltd.	54,100	298,374
#	Kintetsu Department Store Co. Ltd.	36,200	505,978
#	Ki-Star Real Estate Co. Ltd.	49,199	1,707,941
#*	KNT-CT Holdings Co. Ltd.	23,100	190,475
	Kohnan Shoji Co. Ltd.	143,100	3,770,516
	Kojima Co. Ltd.	156,800	1,160,639
#	Komatsu Matere Co. Ltd.	162,499	877,075
	KOMEDA Holdings Co. Ltd.	272,300	5,504,247

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Komehyo Holdings Co. Ltd.	39,100	$786,513
	Komeri Co. Ltd.	183,000	3,899,682
	Koshidaka Holdings Co. Ltd.	210,900	1,501,491
	Kotobukiya Co. Ltd.	4,400	47,409
#*	Kourakuen Corp.	14,400	105,135
	K’s Holdings Corp.	758,500	7,264,175
	KU Holdings Co. Ltd.	115,500	876,475
#	Kura Sushi, Inc.	78,197	1,744,279
#	Kurabo Industries Ltd.	90,100	3,947,275
	Kushikatsu Tanaka Holdings Co.	15,000	145,506
	KYB Corp.	197,000	4,027,073
	Kyoritsu Maintenance Co. Ltd.	324,100	6,878,679
#	LEC, Inc.	142,200	1,250,323
#	LITALICO, Inc.	88,700	774,801
	Look Holdings, Inc.	37,100	634,315
#	Mamiya-Op Co. Ltd.	6,200	59,907
#	Mars Group Holdings Corp.	56,600	1,181,829
#	Maruchiyo Yamaokaya Corp.	27,500	856,010
	Maruzen CHI Holdings Co. Ltd.	84,200	191,175
#	Matsuoka Corp.	10,100	128,648
	Matsuya Co. Ltd.	158,700	1,002,301
	Matsuyafoods Holdings Co. Ltd.	25,900	1,077,759
#	Media Do Co. Ltd.	28,683	351,221
#	Meiwa Estate Co. Ltd.	73,200	480,568
*	Mercari, Inc.	573,200	9,288,850
	Mikuni Corp.	50,300	100,839
	Mitsuba Corp.	146,490	860,236
	Mizuno Corp.	289,800	5,172,139
#	Monogatari Corp.	169,700	4,424,679
	Morito Co. Ltd.	107,800	1,075,939
	MOS Food Services, Inc.	25,700	666,178
	MrMax Holdings Ltd.	128,025	605,207
	Murakami Corp.	31,800	1,234,729
	Musashi Seimitsu Industry Co. Ltd.	263,700	4,535,152
#	Nafco Co. Ltd.	53,400	678,741
	Nagase Brothers, Inc.	8,600	110,755
	Nagawa Co. Ltd.	13,300	572,761
	Nakayamafuku Co. Ltd.	15,200	42,377
#	New Art Holdings Co. Ltd.	39,747	386,390
#	Nextage Co. Ltd.	206,100	2,568,787
	NHK Spring Co. Ltd.	270,435	3,005,415
	Nichirin Co. Ltd.	61,160	1,504,657
	Nifco, Inc.	211,300	5,239,364

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Nihon House Holdings Co. Ltd.	97,800	$224,920
	Nihon Tokushu Toryo Co. Ltd.	64,200	669,558
#	Nihon Trim Co. Ltd.	15,600	449,179
#	Nippon Felt Co. Ltd.	56,000	181,664
	Nippon Seiki Co. Ltd.	203,900	1,561,270
#	Nishikawa Rubber Co. Ltd.	68,200	1,180,053
	Nishimatsuya Chain Co. Ltd.	217,100	3,359,493
#	Nissan Shatai Co. Ltd.	369,300	2,732,303
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	568,778
	Nojima Corp.	379,300	6,819,702
	NOK Corp.	123,380	1,704,965
	NPR-RIKEN Corp.	108,898	1,805,999
#	Ohashi Technica, Inc.	61,000	839,717
	Ohsho Food Service Corp.	203,400	4,601,068
	Onward Holdings Co. Ltd.	281,500	1,139,832
#	Ootoya Holdings Co. Ltd.	9,600	351,313
	Optimus Group Co. Ltd.	9,400	22,700
#	Ozu Corp.	22,200	278,207
	Pacific Industrial Co. Ltd.	239,900	2,106,679
	PAL GROUP Holdings Co. Ltd.	236,700	6,512,759
	PALTAC Corp.	112,800	3,128,127
#*	PIA Corp.	1,700	31,436
#	Piolax, Inc.	156,700	2,402,709
#	Press Kogyo Co. Ltd.	456,100	1,739,933
	QB Net Holdings Co. Ltd.	49,583	385,492
#	Raccoon Holdings, Inc.	82,600	475,482
#	Renaissance, Inc.	6,700	49,467
	Resol Holdings Co. Ltd.	1,200	42,571
	Resorttrust, Inc.	914,528	9,411,863
#	Rhythm Co. Ltd.	34,000	897,516
#	Ride On Express Holdings Co. Ltd.	34,700	245,530
#	Ringer Hut Co. Ltd.	83,900	1,309,375
#	Riso Kyoiku Co. Ltd.	232,665	396,781
#	Rock Field Co. Ltd.	90,200	972,783
	Roland Corp.	51,600	1,145,480
	Round One Corp.	860,314	5,340,280
	Royal Holdings Co. Ltd.	118,200	2,153,516

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Sac’s Bar Holdings, Inc.	57,029	$333,636
	Saizeriya Co. Ltd.	136,600	4,403,451
	San Holdings, Inc.	101,100	852,529
	Sangetsu Corp.	264,250	5,374,539
	Sankyo Seiko Co. Ltd.	155,500	692,797
#	Sanoh Industrial Co. Ltd.	132,500	573,831
	Sanyo Shokai Ltd.	37,299	720,094
	Scroll Corp.	181,700	1,306,795
	Seiko Group Corp.	155,881	4,114,754
#	Seiren Co. Ltd.	252,200	3,918,486
*	Senshukai Co. Ltd.	102,400	190,651
	Seria Co. Ltd.	248,023	5,035,402
#	SFP Holdings Co. Ltd.	39,100	591,732
	Shikibo Ltd.	21,226	143,911
	Shoei Co. Ltd.	293,600	3,448,318
	Soft99 Corp.	84,400	1,021,026
	Sotoh Co. Ltd.	30,100	140,211
	SPK Corp.	48,600	702,726
	Sprix, Inc.	27,200	184,222
	SRS Holdings Co. Ltd.	98,300	819,552
#	St. Marc Holdings Co. Ltd.	69,100	1,260,455
	Step Co. Ltd.	60,000	958,603
#	Suminoe Co. Ltd.	16,400	144,488
	Sumitomo Riko Co. Ltd.	206,098	2,356,985
*	Suncall Corp.	57,000	126,172
#	Syuppin Co. Ltd.	92,200	708,724
	T RAD Co. Ltd.	20,800	558,479
	Tachikawa Corp.	62,400	655,813
	Tachi-S Co. Ltd.	151,740	1,673,957
	Taiho Kogyo Co. Ltd.	46,901	213,825
	Takashimaya Co. Ltd.	277,322	2,138,194
	Take&GiveNeeds Co. Ltd.	23,368	141,276
#	Tama Home Co. Ltd.	80,200	2,245,083
	Tamron Co. Ltd.	210,600	4,761,341
	Tbk Co. Ltd.	62,500	126,467
	Tear Corp.	13,500	42,471
	Temairazu, Inc.	11,400	282,987
	Tigers Polymer Corp.	33,300	202,962
#	Toa Corp. (6809 JP)	115,917	752,911
	Tokai Rika Co. Ltd.	286,300	4,264,035
#	Token Corp.	39,250	3,668,448
#	Tokyo Individualized Educational Institute, Inc.	58,245	127,855
#	Tokyotokeiba Co. Ltd.	91,300	2,683,139
	Tomy Co. Ltd.	303,493	6,682,001
	Topre Corp.	186,100	2,273,841
#	Toridoll Holdings Corp.	175,400	5,249,858
	Tosho Co. Ltd.	63,201	243,142
	Toyo Tire Corp.	332,388	6,214,590

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Toyoda Gosei Co. Ltd.	244,499	$4,694,786
	Toyota Boshoku Corp.	290,000	4,161,132
	TPR Co. Ltd.	120,562	1,795,488
#	Treasure Factory Co. Ltd.	65,200	878,731
	TS Tech Co. Ltd.	450,986	5,097,363
	TSI Holdings Co. Ltd.	264,895	1,993,486
#	Tsuburaya Fields Holdings, Inc.	121,100	1,580,886
	Tsutsumi Jewelry Co. Ltd.	24,600	398,769
#	Unipres Corp.	101,997	716,628
	United Arrows Ltd.	132,400	2,090,098
#	Universal Entertainment Corp.	75,701	591,736
#	VT Holdings Co. Ltd.	407,900	1,443,408
	Wacoal Holdings Corp.	185,700	6,481,303
#	Waseda Academy Co. Ltd.	46,300	717,928
#	WATAMI Co. Ltd.	111,600	880,174
	Weds Co. Ltd.	14,500	61,187
#	Workman Co. Ltd.	6,266	197,447
	World Co. Ltd.	97,500	1,811,127
	Xebio Holdings Co. Ltd.	50,696	462,491
	Yagi & Co. Ltd.	10,400	149,147
#	Yamae Group Holdings Co. Ltd.	46,800	848,907
	Yellow Hat Ltd.	409,200	3,899,781
	Yondoshi Holdings, Inc.	5,920	72,968
	Yonex Co. Ltd.	238,000	3,894,338
#	Yorozu Corp.	50,592	362,885
	Yoshinoya Holdings Co. Ltd.	352,400	7,724,147
#	Yossix Holdings Co. Ltd.	25,200	490,382
	Yutaka Giken Co. Ltd.	9,600	145,510
#	Zojirushi Corp.	69,600	668,567

TOTAL CONSUMER DISCRETIONARY			481,213,419

CONSUMER STAPLES — (8.1%)
	Aeon Hokkaido Corp.	216,500	1,325,546
	AFC-HD AMS Life Science Co. Ltd.	40,700	243,138
#	Ain Holdings, Inc.	136,200	5,249,741
#	Albis Co. Ltd.	22,413	466,832
#	Almado, Inc.	7,100	55,264
	Arcs Co. Ltd.	229,900	4,625,295
	Artnature, Inc.	78,300	438,469
	Axial Retailing, Inc.	354,600	2,697,463
	Belc Co. Ltd.	64,700	3,199,548

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Bourbon Corp.	53,200	$997,660
#	Bull-Dog Sauce Co. Ltd.	3,000	36,598
	Calbee, Inc.	38,299	770,376
	Cawachi Ltd.	71,300	1,396,549
	Chubu Shiryo Co. Ltd.	130,295	1,304,370
	Chuo Gyorui Co. Ltd.	9,200	215,228
#	Como Co. Ltd.	2,600	56,185
#	Cota Co. Ltd.	137,445	1,374,646
#	Create SD Holdings Co. Ltd.	141,953	3,024,516
#	Daikokutenbussan Co. Ltd.	30,900	1,640,130
	Delica Foods Holdings Co. Ltd.	24,300	85,843
	DyDo Group Holdings, Inc.	105,100	2,147,705
#	Earth Corp.	34,000	1,224,335
	Ebara Foods Industry, Inc.	30,900	576,928
#	Eco’s Co. Ltd.	42,500	727,078
	Ensuiko Sugar Refining Co. Ltd.	44,500	98,510
	Ezaki Glico Co. Ltd.	239,700	7,908,267
	Feed One Co. Ltd.	103,248	655,606
	Fuji Co. Ltd.	14,700	214,761
	Fuji Oil Co. Ltd.	230,500	5,056,795
#	Fujicco Co. Ltd.	89,400	1,015,484
#	Fujiya Co. Ltd.	53,500	882,913
	G-7 Holdings, Inc.	139,700	1,395,164
	Genky DrugStores Co. Ltd.	98,200	2,518,132
	H2O Retailing Corp.	487,245	6,664,398
	HABA Laboratories, Inc.	3,600	44,048
	Hagoromo Foods Corp.	17,900	420,958
	Halows Co. Ltd.	55,200	1,680,274
	Heiwado Co. Ltd.	175,200	3,261,891
	Hokkaido Coca-Cola Bottling Co. Ltd.	37,398	846,675
	Hokuto Corp.	106,100	1,366,250
	House Foods Group, Inc.	93,900	1,841,140
#	Ichimasa Kamaboko Co. Ltd.	32,000	171,010
#	Imuraya Group Co. Ltd.	43,303	747,540
#	I-NE Co. Ltd.	11,000	126,197
#	Ito En Ltd.	239,598	5,732,204
	Itochu-Shokuhin Co. Ltd.	34,700	2,345,047
	Itoham Yonekyu Holdings, Inc.	136,680	4,283,597

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Iwatsuka Confectionery Co. Ltd.	17,400	$409,327
	JM Holdings Co. Ltd.	73,900	1,275,357
	J-Oil Mills, Inc.	95,800	1,375,525
	Kadoya Sesame Mills, Inc.	11,200	284,794
	Kagome Co. Ltd.	297,700	6,127,423
#	Kakiyasu Honten Co. Ltd.	47,900	910,980
#	Kameda Seika Co. Ltd.	74,399	2,062,967
#	Kaneko Seeds Co. Ltd.	44,700	448,780
	Kanemi Co. Ltd.	1,200	27,138
#	Kanro, Inc.	27,000	780,480
	Kato Sangyo Co. Ltd.	146,300	5,118,331
	Kenko Mayonnaise Co. Ltd.	51,677	692,703
#	Kibun Foods, Inc.	35,800	273,349
	Koike-ya, Inc.	600	19,604
#	Kotobuki Spirits Co. Ltd.	381,631	5,680,337
#	Kusuri No. Aoki Holdings Co. Ltd.	262,800	6,258,815
	Kyokuyo Co. Ltd.	49,900	1,471,495
#	Lacto Japan Co. Ltd.	39,700	978,297
#	Life Corp.	210,400	3,047,712
#	Lifedrink Co., Inc.	154,900	1,843,499
	Mandom Corp.	134,060	1,278,934
#	Marudai Food Co. Ltd.	85,800	1,117,187
	Maruha Nichiro Corp.	194,787	4,450,781
	Maxvalu Tokai Co. Ltd.	51,800	1,099,130
#	Medical System Network Co. Ltd.	106,400	350,103
	Megmilk Snow Brand Co. Ltd.	237,500	4,367,075
	Meito Sangyo Co. Ltd.	51,300	756,432
	Milbon Co. Ltd.	144,752	2,752,448
#	Ministop Co. Ltd.	37,800	484,783
	Mitsubishi Shokuhin Co. Ltd.	99,000	3,706,229
	Mitsui DM Sugar Co. Ltd.	93,270	2,233,964
	Miyoshi Oil & Fat Co. Ltd.	21,400	253,468
	Morinaga & Co. Ltd.	407,698	7,269,198
	Morinaga Milk Industry Co. Ltd.	396,100	9,412,377
#	Morozoff Ltd.	110,100	1,377,757
#	Nakamuraya Co. Ltd.	13,499	307,607
#	Natori Co. Ltd.	62,300	898,545
#	Nichimo Co. Ltd.	26,441	366,929

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Nihon Chouzai Co. Ltd.	56,289	$1,161,150
	Niitaka Co. Ltd.	3,360	50,816
	Nippn Corp.	293,400	4,624,591
	Nippon Beet Sugar Manufacturing Co. Ltd.	47,160	777,188
	Nisshin Oillio Group Ltd.	145,500	5,022,553
	Nissui Corp.	1,585,000	9,640,344
	Nitto Fuji Flour Milling Co. Ltd.	16,200	779,346
	Noevir Holdings Co. Ltd.	78,900	2,281,062
#	Oenon Holdings, Inc.	223,100	723,532
#	OIE Sangyo Co. Ltd.	22,000	304,305
	Okuwa Co. Ltd.	117,100	747,420
#	OUG Holdings, Inc.	20,000	441,652
#	Pickles Holdings Co. Ltd.	52,000	337,394
	Pigeon Corp.	580,225	7,026,448
#	Premium Water Holdings, Inc.	12,700	254,134
	Prima Meat Packers Ltd.	154,100	2,480,294
	Qol Holdings Co. Ltd.	102,100	1,641,803
	Retail Partners Co. Ltd.	101,000	970,955
	Riken Vitamin Co. Ltd.	134,900	2,353,401
#	Rokko Butter Co. Ltd.	53,657	475,870
	S Foods, Inc.	75,562	1,426,954
#	S&B Foods, Inc.	67,688	1,340,527
	Sagami Rubber Industries Co. Ltd.	45,900	295,474
	Sakata Seed Corp.	57,200	1,324,819
	San-A Co. Ltd.	227,800	4,523,508
#	Sato Foods Co. Ltd.	800	41,291
#	Satudora Holdings Co. Ltd.	3,900	24,592
	Shimadaya Corp.	23,600	309,104
#	Shinnihonseiyaku Co. Ltd.	42,500	713,153
#	Shinobu Foods Products Co. Ltd.	1,600	9,885
#	Shoei Foods Corp.	29,200	831,172
	Showa Sangyo Co. Ltd.	104,800	2,219,226
#	ST Corp.	7,200	75,671
	Starzen Co. Ltd.	258,300	2,205,492
	STI Foods Holdings, Inc.	31,500	271,878
	Takara Holdings, Inc.	755,077	6,094,270
#	Toho Co. Ltd. (8142 JP)	38,300	876,286

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Torigoe Co. Ltd.	67,400	$406,773
#	Transaction Co. Ltd.	86,700	1,541,267
	United Super Markets Holdings, Inc.	258,250	1,660,959
	Valor Holdings Co. Ltd.	193,100	3,378,585
	Warabeya Nichiyo Holdings Co. Ltd.	59,860	925,871
#	Watahan & Co. Ltd.	85,900	976,077
	Wellneo Sugar Co. Ltd.	68,700	1,138,387
#	YAKUODO Holdings Co. Ltd.	55,200	784,369
#	Yamami Co.	14,300	461,612
#	Yamatane Corp.	57,200	1,799,710
#	Yamaya Corp.	23,500	473,007
	Yamazawa Co. Ltd.	4,600	37,468
	Yaoko Co. Ltd.	35,700	2,391,108
#	Yokorei Co. Ltd.	241,000	1,439,504
#	Yomeishu Seizo Co. Ltd.	42,500	913,322
#*	Yoshimura Food Holdings KK	52,600	334,510
	Yuasa Funashoku Co. Ltd.	14,300	405,338
	Yukiguni Factory Co. Ltd.	79,382	644,570
#	Yutaka Foods Corp.	3,900	58,350

TOTAL CONSUMER STAPLES			249,174,511

ENERGY — (1.0%)
	Fuji Kosan Co. Ltd.	11,100	103,838
#	Fuji Oil Co. Ltd.	187,900	364,542
	Itochu Enex Co. Ltd.	335,400	3,619,913
	Iwatani Corp.	210,831	2,018,682
	Japan Oil Transportation Co. Ltd.	5,500	113,923
	Japan Petroleum Exploration Co. Ltd.	793,700	5,697,449
	Mitsuuroko Group Holdings Co. Ltd.	195,200	2,465,670
	Modec, Inc.	189,600	5,753,945
#*	Nippon Coke & Engineering Co. Ltd.	834,300	502,557
	Sala Corp.	268,500	1,719,727
	San-Ai Obbli Co. Ltd.	355,900	4,179,442
	Sinanen Holdings Co. Ltd.	44,900	2,088,003
	Toyo Kanetsu KK	38,300	951,621

TOTAL ENERGY			29,579,312

		Shares	Value»
FINANCIALS — (8.9%)
	77 Bank Ltd.	311,752	$9,770,562
	AEON Financial Service Co. Ltd.	461,300	3,817,227
	Aichi Financial Group, Inc.	31,000	593,968
	Aiful Corp.	1,391,600	3,476,656
	Akatsuki Corp.	135,500	462,144
	Akita Bank Ltd.	50,440	863,414
	Anicom Holdings, Inc.	213,129	889,672
#	Aozora Bank Ltd.	198,800	2,744,838
	Asax Co. Ltd.	9,300	46,866
	Awa Bank Ltd.	155,928	2,997,811
#	Bank of Iwate Ltd.	52,182	1,066,074
	Bank of Kochi Ltd.	6,500	34,479
	Bank of Nagoya Ltd.	60,130	3,165,852
	Bank of Saga Ltd.	48,120	735,842
	Bank of the Ryukyus Ltd.	164,467	1,248,285
	Casa, Inc.	3,500	20,003
#	Chiba Kogyo Bank Ltd.	270,358	2,349,167
	Chugin Financial Group, Inc.	708,300	7,957,120
	Daishi Hokuetsu Financial Group, Inc.	439,300	9,618,026
#	Daito Bank Ltd.	6,800	31,836
	eGuarantee, Inc.	179,600	2,227,798
	Ehime Bank Ltd.	108,801	793,888
	Entrust, Inc.	46,700	281,064
	FIDEA Holdings Co. Ltd.	51,354	539,154
	Financial Partners Group Co. Ltd.	309,900	4,890,566
#	Fintech Global, Inc.	294,200	228,954
#	First Bank of Toyama Ltd.	280,200	2,159,393
#	FP Partner, Inc.	17,100	293,272
	Fukui Bank Ltd.	52,962	650,524
	Fuyo General Lease Co. Ltd.	119,100	3,323,424
#	GMO Financial Gate, Inc.	9,338	349,972
#	GMO Financial Holdings, Inc.	208,900	1,124,571
	Hirogin Holdings, Inc.	1,353,200	11,247,745
*	Hirose Tusyo, Inc.	20,800	605,742
#	Hokkoku Financial Holdings, Inc.	128,200	4,777,562
	Hokuhoku Financial Group, Inc.	602,553	10,806,330
	HS Holdings Co. Ltd.	80,912	550,124
	Hyakugo Bank Ltd.	1,278,809	6,198,998
	Hyakujushi Bank Ltd.	75,200	1,746,692

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Ichiyoshi Securities Co. Ltd.	60,500	$307,359
	IwaiCosmo Holdings, Inc.	115,600	1,693,747
	J Trust Co. Ltd.	319,941	877,470
	Jaccs Co. Ltd.	134,600	3,564,890
	JAFCO Group Co. Ltd.	437,400	7,365,390
	Japan Investment Adviser Co. Ltd.	85,500	979,358
	Japan Securities Finance Co. Ltd.	441,300	5,280,483
	J-Lease Co. Ltd.	63,800	611,904
	Juroku Financial Group, Inc.	172,400	5,831,787
	Keiyo Bank Ltd.	268,415	1,564,297
#	Kita-Nippon Bank Ltd.	25,906	554,881
	Kiyo Bank Ltd.	366,590	6,230,767
#	Kyokuto Securities Co. Ltd.	92,900	900,924
	Kyushu Financial Group, Inc.	1,008,477	5,090,772
	Kyushu Leasing Service Co. Ltd.	34,000	249,359
	M&A Capital Partners Co. Ltd.	10,700	205,889
#	Marusan Securities Co. Ltd.	174,800	1,053,874
	Matsui Securities Co. Ltd.	537,100	2,769,677
	Mercuria Holdings Co. Ltd.	7,600	44,168
#	Mito Securities Co. Ltd.	262,529	982,355
	Miyazaki Bank Ltd.	67,100	1,481,784
	Mizuho Leasing Co. Ltd.	840,600	6,193,544
	Musashino Bank Ltd.	128,021	2,837,146
	Nanto Bank Ltd.	121,600	3,330,422
	NEC Capital Solutions Ltd.	59,700	1,693,655
*	Net Protections Holdings, Inc.	16,600	54,283
#	Nihon M&A Center Holdings, Inc.	1,539,100	6,277,584
	Nishi-Nippon Financial Holdings, Inc.	689,700	10,131,586
	North Pacific Bank Ltd.	1,360,200	4,755,644
	Ogaki Kyoritsu Bank Ltd.	115,300	1,871,174
	Oita Bank Ltd.	54,299	1,296,015
	Okasan Securities Group, Inc.	825,400	3,685,410

		Shares	Value»
FINANCIALS — (Continued)
	Okinawa Financial Group, Inc.	51,016	$884,926
	Orient Corp.	87,190	478,651
	Premium Group Co. Ltd.	179,300	2,678,866
	Procrea Holdings, Inc.	69,172	791,125
	Ricoh Leasing Co. Ltd.	91,300	3,516,069
	San ju San Financial Group, Inc.	65,793	1,058,032
	San-In Godo Bank Ltd.	899,600	7,992,217
*	SBI ARUHI Corp.	57,200	315,816
#	SBI Global Asset Management Co. Ltd.	134,000	598,878
	Senshu Ikeda Holdings, Inc.	877,728	2,898,473
	Seven Bank Ltd.	2,768,971	4,982,821
	Shiga Bank Ltd.	233,400	9,385,036
	Shikoku Bank Ltd.	174,290	1,449,082
#	Shimizu Bank Ltd.	30,200	297,933
	Sparx Group Co. Ltd.	100,360	1,015,232
	Strike Co. Ltd.	47,100	968,828
#	Suruga Bank Ltd.	830,300	7,354,716
	Taiko Bank Ltd.	23,200	229,472
#	Tochigi Bank Ltd.	386,100	874,528
#	Toho Bank Ltd.	672,900	1,659,756
#	Tohoku Bank Ltd.	33,257	250,326
	Tokai Tokyo Financial Holdings, Inc.	921,601	3,043,907
	Tokyo Kiraboshi Financial Group, Inc.	147,338	5,824,123
	Tomato Bank Ltd.	13,200	109,183
	TOMONY Holdings, Inc.	749,243	2,871,037
#	Tottori Bank Ltd.	28,100	252,492
#	Towa Bank Ltd.	110,198	472,941
#	Toyo Securities Co. Ltd.	327,900	1,007,810
	Traders Holdings Co. Ltd.	67,720	417,161
*	Transaction Media Networks, Inc.	4,100	8,035
	Tsukuba Bank Ltd.	306,600	517,058
	Wellnet Corp.	87,700	445,699
#	Yamagata Bank Ltd.	78,700	708,813
	Yamaguchi Financial Group, Inc.	383,730	4,533,516
#	Yamanashi Chuo Bank Ltd.	118,126	1,684,846

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
#	Zenkoku Hosho Co. Ltd.	272,400	$5,910,007

TOTAL FINANCIALS			271,940,624

HEALTH CARE — (4.4%)
#	Amvis Holdings, Inc.	186,200	599,564
	As One Corp.	289,900	4,594,521
	ASKA Pharmaceutical Holdings Co. Ltd.	119,800	1,954,125
	Astena Holdings Co. Ltd.	161,600	547,042
	BML, Inc.	135,600	2,828,386
#	Carenet, Inc.	110,200	567,783
	Charm Care Corp. KK	82,900	731,888
	Create Medic Co. Ltd.	23,400	153,598
*	CUC, Inc.	6,100	47,962
#*	CYBERDYNE, Inc.	205,000	249,839
	Daiken Medical Co. Ltd.	47,700	159,125
	Daito Pharmaceutical Co. Ltd.	73,909	1,077,390
	Elan Corp.	45,486	229,376
#	EM Systems Co. Ltd.	109,200	575,805
	eWeLL Co. Ltd.	2,500	38,968
	FALCO HOLDINGS Co. Ltd.	51,000	827,334
#	FINDEX, Inc.	58,100	285,872
#	France Bed Holdings Co. Ltd.	111,555	996,149
#	Fuji Pharma Co. Ltd.	83,001	796,521
	Fukuda Denshi Co. Ltd.	100,200	4,252,459
#	Fuso Pharmaceutical Industries Ltd.	19,800	333,066
#	GENOVA, Inc.	13,900	95,380
#*	GNI Group Ltd.	185,400	3,069,324
#	H.U. Group Holdings, Inc.	196,929	3,864,035
	Hisamitsu Pharmaceutical Co., Inc.	54,868	1,664,858
#	Hogy Medical Co. Ltd.	83,300	2,384,202
	Hoshi Iryo-Sanki Co. Ltd.	9,600	304,179
#	Japan Hospice Holdings, Inc.	22,300	232,270
	Japan Lifeline Co. Ltd.	262,300	2,808,449
	Japan Medical Dynamic Marketing, Inc.	57,601	225,323
	JCR Pharmaceuticals Co. Ltd.	63,332	220,757
#	JMS Co. Ltd.	70,657	226,522

		Shares	Value»
HEALTH CARE — (Continued)
	Kaken Pharmaceutical Co. Ltd.	66,800	$1,901,914
	Kanamic Network Co. Ltd.	57,500	168,315
	Kissei Pharmaceutical Co. Ltd.	167,800	4,403,747
	Koa Shoji Holdings Co. Ltd.	4,100	19,420
	Kyorin Pharmaceutical Co. Ltd.	167,746	1,734,388
	Mani, Inc.	228,500	1,840,082
	Medikit Co. Ltd.	2,000	34,530
#	Medius Holdings Co. Ltd.	59,900	405,001
#*	Medley, Inc.	82,200	1,983,120
	Menicon Co. Ltd.	207,589	2,053,966
#	Mizuho Medy Co. Ltd.	43,200	455,951
	Mochida Pharmaceutical Co. Ltd.	61,398	1,329,071
	Nakanishi, Inc.	323,600	4,224,739
	Nippon Shinyaku Co. Ltd.	232,600	5,997,449
	Nipro Corp.	807,100	7,152,276
#*	Nxera Pharma Co. Ltd.	39,200	245,615
	Paramount Bed Holdings Co. Ltd.	234,100	3,770,981
*	PeptiDream, Inc.	404,893	5,511,819
#	Pharma Foods International Co. Ltd.	58,100	372,455
	PHC Holdings Corp.	47,700	321,837
*	ReproCELL, Inc.	53,000	54,892
	Rion Co. Ltd.	51,800	865,241
	Sawai Group Holdings Co. Ltd.	604,800	8,714,813
	Seed Co. Ltd.	13,900	46,297
	Seikagaku Corp.	111,700	555,089
#	Shin Nippon Biomedical Laboratories Ltd.	92,800	936,215
	Ship Healthcare Holdings, Inc.	339,800	4,929,638
	Shofu, Inc.	116,100	1,776,271
	Software Service, Inc.	18,600	1,638,912
	Solasto Corp.	135,002	417,104
#	St. Care Holding Corp.	54,700	296,150
#	SUNWELS Co. Ltd.	34,500	138,273
	Suzuken Co. Ltd.	137,800	4,978,388
	Takara Bio, Inc.	160,600	919,362
#	Techno Medica Co. Ltd.	14,700	186,411

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
#	Toho Holdings Co. Ltd.	218,000	$7,126,728
	Tokai Corp.	118,500	1,742,883
	Torii Pharmaceutical Co. Ltd.	77,500	2,539,590
	Towa Pharmaceutical Co. Ltd.	146,500	2,718,430
	Tsumura & Co.	307,118	9,235,355
#	Value HR Co. Ltd.	89,800	982,223
	Vital KSK Holdings, Inc.	234,800	2,161,402
	ZERIA Pharmaceutical Co. Ltd.	83,400	1,367,647

TOTAL HEALTH CARE			135,196,062

INDUSTRIALS — (30.0%)
#	Advan Group Co. Ltd.	128,000	728,698
	Aichi Corp.	201,200	1,810,711
	Aida Engineering Ltd.	221,300	1,373,300
#	Airman Corp.	137,200	1,782,938
#	AIT Corp.	37,600	462,022
	Ajis Co. Ltd.	24,300	438,194
	Alconix Corp.	137,700	1,487,191
#	Alinco, Inc.	72,700	512,665
#	Altech Corp.	100,370	1,885,325
	Anest Iwata Corp.	206,300	1,612,419
	Artner Co. Ltd.	24,000	316,199
	Asahi Diamond Industrial Co. Ltd.	244,400	1,263,420
#	Asahi Kogyosha Co. Ltd.	73,200	1,093,114
	Asanuma Corp.	347,800	1,830,202
#	AZ-COM MARUWA Holdings, Inc.	180,399	1,668,810
	Bando Chemical Industries Ltd.	192,700	2,014,209
	Bell System24 Holdings, Inc.	197,400	1,633,612
#	Bewith, Inc.	22,000	258,954
#	Br Holdings Corp.	154,388	363,762
	Bunka Shutter Co. Ltd.	325,800	4,664,237
	Career Design Center Co. Ltd.	8,600	107,862
#	Careerlink Co. Ltd.	33,200	498,361
	Central Glass Co. Ltd.	122,700	2,567,142
	Central Security Patrols Co. Ltd.	30,700	579,446
	Chiyoda Integre Co. Ltd.	66,200	1,256,267
	Chori Co. Ltd.	65,300	1,656,514
	Chudenko Corp.	171,400	4,214,732
#	Chugai Ro Co. Ltd.	29,400	780,986

		Shares	Value»
INDUSTRIALS — (Continued)
#	Chuo Warehouse Co. Ltd.	21,000	$212,750
	CKD Corp.	231,400	3,372,928
#	CMC Corp.	30,200	317,111
	Copro-Holdings Co. Ltd.	33,400	391,303
#	Cosel Co. Ltd.	104,700	788,882
	Creek & River Co. Ltd.	53,000	574,353
	CrowdWorks, Inc.	37,100	293,422
	CTI Engineering Co. Ltd.	132,800	2,215,648
	CTS Co. Ltd.	136,200	763,969
	Dai-Dan Co. Ltd.	79,700	2,316,746
	Daido Kogyo Co. Ltd.	6,700	38,980
#	Daiei Kankyo Co. Ltd.	21,200	434,325
#	Daihatsu Diesel Manufacturing Co. Ltd.	96,700	1,220,173
	Daihen Corp.	18,300	807,478
#	Daiho Corp.	300,200	1,683,913
	Dai-Ichi Cutter Kogyo KK	46,300	449,610
	Daiichi Jitsugyo Co. Ltd.	150,100	2,402,062
	Daiichi Kensetsu Corp.	35,600	647,267
	Daiki Axis Co. Ltd.	11,500	53,529
	Daiseki Co. Ltd.	274,355	6,992,156
	Daiseki Eco. Solution Co. Ltd.	4,859	36,285
	Daisue Construction Co. Ltd.	44,300	635,528
	Daiwa Industries Ltd.	170,300	1,950,723
	Denyo Co. Ltd.	93,400	1,538,592
	Dip Corp.	160,735	2,335,558
	DMG Mori Co. Ltd.	405,700	7,051,759
	DMW Corp.	4,800	137,235
	Duskin Co. Ltd.	168,200	4,421,258
	Ebara Jitsugyo Co. Ltd.	64,800	1,623,930
	Eidai Co. Ltd.	57,400	96,638
	EJ Holdings, Inc.	35,700	402,973
	en Japan, Inc.	82,508	947,390
	Endo Lighting Corp.	50,800	553,416
#	ERI Holdings Co. Ltd.	25,100	380,668
	EXEO Group, Inc.	948,372	11,074,274
#	F&M Co. Ltd.	44,400	664,207
*	FDK Corp.	10,298	27,443
#	Forum Engineering, Inc.	100,300	734,508
#	Freund Corp.	40,156	210,299
	Fudo Tetra Corp.	83,180	1,359,541
	Fuji Corp. (6134 JP)	367,900	5,471,047
#	Fujisash Co. Ltd.	7,745	37,259
	Fukuda Corp.	53,200	1,981,532

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Fukuvi Chemical Industry Co. Ltd.	10,600	$59,188
	Fukuyama Transporting Co. Ltd.	82,457	2,045,838
	FULLCAST Holdings Co. Ltd.	111,200	1,244,831
	Funai Soken Holdings, Inc.	229,570	3,670,095
	Furukawa Co. Ltd.	132,172	1,954,814
	Furukawa Electric Co. Ltd.	86,400	2,728,650
#	Futaba Corp.	92,500	329,216
	Gakken Holdings Co. Ltd.	105,400	743,289
#	Gakujo Co. Ltd.	22,600	263,594
	Galilei Co. Ltd.	153,200	3,074,287
	Gecoss Corp.	95,900	783,358
#	Giken Ltd.	35,298	354,221
	Glory Ltd.	229,455	4,040,172
	gremz, Inc.	46,200	764,681
	GS Yuasa Corp.	408,783	7,180,228
	Hamakyorex Co. Ltd.	396,800	3,705,460
	Hanwa Co. Ltd.	176,300	5,845,203
#	Hashimoto Sogyo Holdings Co. Ltd.	8,140	70,780
	Hazama Ando Corp.	829,600	8,262,488
#	Helios Techno Holding Co. Ltd.	32,000	202,036
#	Hibiya Engineering Ltd.	107,300	2,623,623
*	Hino Motors Ltd.	1,465,600	4,660,410
	Hirakawa Hewtech Corp.	69,161	580,120
	Hirano Tecseed Co. Ltd.	43,300	481,498
#	Hirata Corp.	64,397	664,437
	Hisaka Works Ltd.	101,700	726,350
#	Hokuriku Electrical Construction Co. Ltd.	89,040	740,604
	Hosokawa Micron Corp.	78,000	2,173,875
#	Howa Machinery Ltd.	28,900	226,862
	Ichiken Co. Ltd.	26,697	529,578
	Ichinen Holdings Co. Ltd.	122,100	1,446,756
	IDEA Consultants, Inc.	700	14,324
	Idec Corp.	177,500	2,843,750
#	Iino Kaiun Kaisha Ltd.	461,300	3,362,101
	Imura & Co. Ltd.	13,700	92,941
	Inaba Denki Sangyo Co. Ltd.	309,600	8,155,852

		Shares	Value»
INDUSTRIALS — (Continued)
#	Inaba Seisakusho Co. Ltd.	48,600	$578,711
	Inabata & Co. Ltd.	268,300	5,757,078
	Infomart Corp.	698,300	1,861,277
	INFRONEER Holdings, Inc.	719,700	6,138,541
	Insource Co. Ltd.	242,300	1,551,484
#	Inui Global Logistics Co. Ltd.	70,380	717,995
#	IR Japan Holdings Ltd.	5,600	27,085
#	Iseki & Co. Ltd.	50,949	368,084
	Itoki Corp.	223,500	2,810,688
#	Iwaki Co. Ltd.	56,100	952,801
	JAC Recruitment Co. Ltd.	422,600	2,456,857
	Japan Elevator Service Holdings Co. Ltd.	359,300	7,767,766
#	Japan Engine Corp.	12,600	296,860
	Japan Foundation Engineering Co. Ltd.	95,500	467,116
	Japan Pulp & Paper Co. Ltd.	567,900	2,441,944
	Japan Transcity Corp.	228,408	1,409,030
	JDC Corp.	97,800	329,415
	JGC Holdings Corp.	1,026,000	8,205,852
#	JK Holdings Co. Ltd.	87,140	621,574
*	Juki Corp.	79,200	220,834
	Kamei Corp.	148,700	1,999,922
	Kamigumi Co. Ltd.	31,600	773,553
#	Kanaden Corp.	88,100	902,278
	Kanadevia Corp.	911,379	5,845,545
#	Kanagawa Chuo Kotsu Co. Ltd.	34,500	891,823
	Kaname Kogyo Co. Ltd.	1,300	9,034
#	Kanamoto Co. Ltd.	157,200	3,524,746
	Kanematsu Corp.	470,325	8,167,915
	Katakura Industries Co. Ltd.	121,700	1,839,810
	Kato Works Co. Ltd.	15,500	129,577
	Kawada Technologies, Inc.	92,600	2,101,169
	Kawata Manufacturing Co. Ltd.	3,100	16,925
	Keihan Holdings Co. Ltd.	223,011	5,461,953
	Keihin Co. Ltd.	4,500	72,329
	Keikyu Corp.	526,111	5,475,058
	KFC Ltd.	3,500	32,939
#	Kimura Chemical Plants Co. Ltd.	74,400	359,619
	Kimura Unity Co. Ltd.	94,000	510,265

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	King Jim Co. Ltd.	59,200	$361,228
	Kitagawa Corp.	27,200	236,443
	Kitano Construction Corp.	16,572	498,171
	Kitz Corp.	373,300	2,847,015
#	Kobe Electric Railway Co. Ltd.	18,199	310,195
	Koike Sanso Kogyo Co. Ltd.	35,000	293,917
	Kokuyo Co. Ltd.	351,825	7,209,723
	Komatsu Wall Industry Co. Ltd.	82,700	1,028,052
#	Komori Corp.	232,705	2,072,428
#	Kondotec, Inc.	114,200	1,145,929
	Konoike Transport Co. Ltd.	159,600	2,930,205
#	Kosaido Holdings Co. Ltd.	451,100	1,562,191
	Kozo Keikaku Engineering Holdings, Inc.	45,000	809,744
	KPP Group Holdings Co. Ltd.	157,000	717,900
	KRS Corp.	72,600	931,917
	Kumagai Gumi Co. Ltd.	190,200	5,668,027
#	Kyodo Printing Co. Ltd.	123,600	920,628
#	Kyokuto Boeki Kaisha Ltd.	66,000	719,333
	Kyokuto Kaihatsu Kogyo Co. Ltd.	185,900	3,122,698
	Kyudenko Corp.	106,100	3,563,797
#	LIKE, Inc.	51,300	539,289
#	Link & Motivation, Inc.	214,900	862,249
#*	Luckland Co. Ltd.	3,700	43,817
	Mabuchi Motor Co. Ltd.	505,068	7,378,629
	Maezawa Industries, Inc.	49,000	482,159
	Maezawa Kasei Industries Co. Ltd.	75,100	919,622
	Maezawa Kyuso Industries Co. Ltd.	122,700	1,075,498
	Makino Milling Machine Co. Ltd.	131,500	10,368,972
#	Management Solutions Co. Ltd.	50,300	681,067
	Marufuji Sheet Piling Co. Ltd.	3,500	69,003
#	MARUKA FURUSATO Corp.	62,807	1,008,279
	Marumae Co. Ltd.	4,700	38,605

		Shares	Value»
INDUSTRIALS — (Continued)
	Maruyama Manufacturing Co., Inc.	8,500	$117,946
	Maruzen Co. Ltd.	65,800	1,515,816
	Maruzen Showa Unyu Co. Ltd.	76,100	3,199,607
#	Matching Service Japan Co. Ltd.	8,200	52,273
	Matsuda Sangyo Co. Ltd.	75,682	1,925,076
#	Matsui Construction Co. Ltd.	108,300	734,675
	Max Co. Ltd.	123,900	3,654,055
	Meidensha Corp.	207,310	5,695,322
	Meiho Facility Works Ltd.	26,000	162,406
	Meiji Electric Industries Co. Ltd.	40,700	438,489
#	Meiji Shipping Group Co. Ltd.	73,900	323,307
	Meisei Industrial Co. Ltd.	216,000	2,119,213
	MEITEC Group Holdings, Inc.	416,500	8,548,906
#	Meiwa Corp.	145,600	696,054
	METAWATER Co. Ltd.	128,300	1,830,070
#	Midac Holdings Co. Ltd.	33,900	541,500
#	Mie Kotsu Group Holdings, Inc.	303,258	1,061,813
#	Mirai Industry Co. Ltd.	28,900	718,691
	Mirait One Corp.	505,035	7,942,191
	Mitani Corp.	294,600	3,900,596
#	Mitani Sangyo Co. Ltd.	145,000	355,551
#	Mitsubishi Kakoki Kaisha Ltd.	117,000	1,041,401
	Mitsubishi Logisnext Co. Ltd.	185,900	2,611,307
	Mitsubishi Logistics Corp.	283,600	1,957,233
#	Mitsubishi Pencil Co. Ltd.	132,400	2,054,712
	Mitsuboshi Belting Ltd.	84,000	2,106,378
#	Mitsui E&S Co. Ltd.	474,281	6,051,504
#	Mitsui Matsushima Holdings Co. Ltd.	64,100	1,886,304
#	Mitsui-Soko Holdings Co. Ltd.	354,600	7,308,751
#	Miyaji Engineering Group, Inc.	126,069	1,615,898
	Morita Holdings Corp.	202,300	3,018,561

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Moriya Transportation Engineering & Manufacturing Co. Ltd.	1,400	$27,434
	Nabtesco Corp.	493,100	7,400,968
#	NAC Co. Ltd.	122,600	523,507
	Nachi-Fujikoshi Corp.	64,100	1,372,233
	Nadex Co. Ltd.	22,200	136,831
	Nagase & Co. Ltd.	511,900	9,016,401
	Nagoya Railroad Co. Ltd.	737,199	8,990,281
#	Nakabayashi Co. Ltd.	98,800	357,572
	Nakakita Seisakusho Co. Ltd.	3,100	68,863
#	Nakamoto Packs Co. Ltd.	34,400	409,935
	Nakanishi Manufacturing Co. Ltd.	5,700	97,154
#	Nakano Corp.	14,000	78,484
#	Namura Shipbuilding Co. Ltd.	205,428	2,898,914
	Nankai Electric Railway Co. Ltd.	466,400	7,384,488
	Narasaki Sangyo Co. Ltd.	25,400	493,144
	Nice Corp.	19,918	219,964
	Nichias Corp.	235,800	7,932,754
#	Nichiban Co. Ltd.	62,400	892,970
#	Nichiden Corp.	84,700	1,692,306
	Nichiha Corp.	151,580	3,074,725
	Nichireki Group Co. Ltd.	144,700	2,502,357
	Nihon Dengi Co. Ltd.	61,600	1,694,053
	Nihon Flush Co. Ltd.	95,745	548,683
	Nikkiso Co. Ltd.	253,800	2,118,956
#	Nikko Co. Ltd.	152,044	723,534
#	Nikkon Holdings Co. Ltd.	686,700	14,174,234
	Nippi, Inc.	11,900	461,113
#	Nippon Air Conditioning Services Co. Ltd.	165,600	1,176,937
	Nippon Aqua Co. Ltd.	67,300	349,410
#	Nippon Carbon Co. Ltd.	39,400	1,155,332
	Nippon Concept Corp.	37,600	456,282
	Nippon Densetsu Kogyo Co. Ltd.	214,501	3,259,978
	Nippon Dry-Chemical Co. Ltd.	12,000	351,937
#	Nippon Hume Corp.	121,665	1,606,720

		Shares	Value»
INDUSTRIALS — (Continued)
	Nippon Parking Development Co. Ltd.	1,114,400	$1,859,382
#	Nippon Rietec Co. Ltd.	12,400	140,372
	Nippon Road Co. Ltd.	109,000	1,492,965
#	Nippon Seisen Co. Ltd.	74,000	550,020
	Nippon Sharyo Ltd.	17,225	243,395
*	Nippon Sheet Glass Co. Ltd.	227,600	652,842
#	Nippon Thompson Co. Ltd.	227,837	777,378
	Nippon Tungsten Co. Ltd.	10,798	88,101
	Nishimatsu Construction Co. Ltd.	159,600	5,938,281
	Nishi-Nippon Railroad Co. Ltd.	312,100	4,798,113
	Nishio Holdings Co. Ltd.	105,800	3,044,313
	Nissei ASB Machine Co. Ltd.	49,200	1,567,082
#	Nissei Plastic Industrial Co. Ltd.	105,100	612,844
	Nisshinbo Holdings, Inc.	751,880	4,494,514
	Nissin Corp.	82,400	2,777,102
#	Nisso Holdings Co. Ltd.	87,500	422,656
	Nitta Corp.	106,200	2,730,071
	Nitto Boseki Co. Ltd.	18,500	491,681
	Nitto Kogyo Corp.	146,700	3,079,660
#	Nitto Kohki Co. Ltd.	48,400	578,450
#	Nitto Seiko Co. Ltd.	143,173	593,147
	Nittoc Construction Co. Ltd.	117,600	859,111
#	Nittoku Co. Ltd.	50,398	715,977
	NJS Co. Ltd.	6,900	199,870
	Noda Corp.	116,900	541,466
#	Nomura Micro Science Co. Ltd.	56,700	929,675
	Noritake Co. Ltd.	109,400	2,851,215
	Noritsu Koki Co. Ltd.	107,400	3,391,373
	Noritz Corp.	135,000	1,660,005
#	NS Tool Co. Ltd.	64,800	321,388
	NS United Kaiun Kaisha Ltd.	53,400	1,412,865
	NSK Ltd.	928,757	4,056,900
	NTN Corp.	1,900,400	2,926,838
#	Obara Group, Inc.	57,400	1,336,308
#	Ochi Holdings Co. Ltd.	8,900	84,918
#	Ohba Co. Ltd.	76,500	572,727
#	Ohmoto Gumi Co. Ltd.	24,600	223,230

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Oiles Corp.	127,170	$1,902,686
	Okabe Co. Ltd.	192,500	1,196,781
	Okada Aiyon Corp.	37,600	492,379
	Okamoto Machine Tool Works Ltd.	18,900	462,886
	Okamura Corp.	339,300	4,711,230
	OKUMA Corp.	267,900	6,018,786
	Okumura Corp.	173,880	5,393,199
	Onamba Co. Ltd.	1,400	8,815
#	Onoken Co. Ltd.	96,200	1,007,468
	Open Up Group, Inc.	259,500	3,342,717
	Organo Corp.	103,027	4,931,787
	Oriental Consultants Holdings Co. Ltd.	6,100	215,749
	Oriental Shiraishi Corp.	707,300	1,863,399
	Origin Co. Ltd.	2,000	14,936
#	OSG Corp.	379,700	4,513,449
	Oyo Corp.	126,400	2,369,517
	Paraca, Inc.	29,100	382,172
	Park24 Co. Ltd.	728,872	10,326,810
	Parker Corp.	34,000	190,426
	Pasona Group, Inc.	133,600	2,072,535
	Pegasus Co. Ltd.	72,519	241,084
	Penta-Ocean Construction Co. Ltd.	1,544,452	8,859,955
#	People Dreams & Technologies Group Co. Ltd.	19,400	240,945
	Pilot Corp.	140,399	3,918,706
	Prestige International, Inc.	585,300	2,748,352
#	Pronexus, Inc.	102,300	873,728
	PS Construction Co. Ltd.	62,560	669,710
	Punch Industry Co. Ltd.	14,800	40,814
	Quick Co. Ltd.	77,000	1,134,534
	Raito Kogyo Co. Ltd.	258,700	4,811,687
	Raiznext Corp.	251,100	2,623,246
	Raksul, Inc.	167,500	1,351,110
	Rasa Corp.	61,100	609,940
	Rheon Automatic Machinery Co. Ltd.	94,000	765,786
*	Rise Consulting Group, Inc.	10,500	68,824
	Rix Corp.	19,100	393,682
	Ryobi Ltd.	100,140	1,460,048
	Sakai Heavy Industries Ltd.	37,800	537,114
	Sakai Moving Service Co. Ltd.	125,000	2,138,326

		Shares	Value»
INDUSTRIALS — (Continued)
#*	SANIX HOLDINGS, Inc.	18,900	$30,293
	Sanki Engineering Co. Ltd.	235,700	6,022,364
	Sanko Gosei Ltd.	107,300	458,648
	Sanko Metal Industrial Co. Ltd.	14,100	583,810
	Sankyo Tateyama, Inc.	50,264	224,575
	Sankyu, Inc.	237,900	10,411,929
	Sansei Technologies, Inc.	60,578	536,245
	Sansha Electric Manufacturing Co. Ltd.	9,200	52,075
	Sanyo Denki Co. Ltd.	48,900	3,360,649
#	Sanyo Electric Railway Co. Ltd.	80,098	1,132,318
#	Sanyo Engineering & Construction, Inc.	60,200	347,385
	Sanyo Industries Ltd.	5,800	117,589
	Sanyo Trading Co. Ltd.	128,400	1,262,958
#	Sata Construction Co. Ltd.	86,199	662,240
	Sato Corp.	92,500	1,338,587
#	Sato Shoji Corp.	84,400	870,087
	SBS Holdings, Inc.	106,000	2,127,682
#	SEC Carbon Ltd.	52,800	732,405
	Seibu Electric & Machinery Co. Ltd.	10,300	136,912
	Seika Corp.	41,200	1,267,747
#	Seikitokyu Kogyo Co. Ltd.	79,630	866,257
#	Seiko Electric Co. Ltd.	5,200	46,023
	Seino Holdings Co. Ltd.	44,200	695,632
	Sekisui Jushi Corp.	179,401	2,345,232
	Senko Group Holdings Co. Ltd.	660,000	7,845,804
#	Senshu Electric Co. Ltd.	69,900	2,152,573
	Shibaura Machine Co. Ltd.	105,300	2,658,342
#	Shibusawa Logistics Corp.	53,700	1,198,568
	Shibuya Corp.	83,300	1,808,504
	Shima Seiki Manufacturing Ltd.	88,930	545,410
#	Shimojima Co. Ltd.	44,500	384,599
	Shin Maint Holdings Co. Ltd.	29,200	157,689
	Shin Nippon Air Technologies Co. Ltd.	164,560	2,431,277

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Shinki Bus Co. Ltd.	1,900	$45,707
	Shinmaywa Industries Ltd.	339,100	3,195,377
	Shinnihon Corp.	164,700	1,903,347
	Shinsho Corp.	86,100	1,134,871
	Shinwa Co. Ltd. (3447 JP)	56,500	287,259
	Shinwa Co. Ltd. (7607 JP)	57,400	1,217,582
	SHO-BOND Holdings Co. Ltd.	85,300	3,061,962
	SIGMAXYZ Holdings, Inc.	388,800	2,849,706
#	Sinfonia Technology Co. Ltd.	125,900	5,383,349
	Sinko Industries Ltd.	340,800	2,880,848
	Sintokogio Ltd.	178,400	1,039,895
	Skymark Airlines, Inc.	69,300	244,675
	SMS Co. Ltd.	199,400	1,848,030
#	Soda Nikka Co. Ltd.	105,700	761,759
#	Sodick Co. Ltd.	220,500	1,158,901
	Sotetsu Holdings, Inc.	421,800	6,431,116
#	Space Co. Ltd.	77,062	589,826
#	S-Pool, Inc.	92,900	195,014
	Star Micronics Co. Ltd.	198,000	2,270,629
	Studio Alice Co. Ltd.	50,500	745,722
	Subaru Enterprise Co. Ltd.	32,700	754,234
#	Sugimoto & Co. Ltd.	109,700	1,235,505
#	Sumiseki Holdings, Inc.	180,600	901,857
	Sumitomo Densetsu Co. Ltd.	93,300	3,428,944
	Sumitomo Heavy Industries Ltd.	44,251	921,386
	Sumitomo Mitsui Construction Co. Ltd.	508,640	1,802,694
	Sumitomo Warehouse Co. Ltd.	316,700	6,151,646
#	Suzumo Machinery Co. Ltd.	4,400	60,867
	SWCC Corp.	164,700	7,484,385
	Tacmina Corp.	14,700	158,163
	Tadano Ltd.	507,700	3,517,383
	Taihei Dengyo Kaisha Ltd.	83,100	2,841,967
	Taiheiyo Kouhatsu, Inc.	10,200	48,183
	Taikisha Ltd.	283,800	4,645,233
#	Taisei Oncho Co. Ltd.	13,600	356,793

		Shares	Value»
INDUSTRIALS — (Continued)
	Takamatsu Construction Group Co. Ltd.	82,400	$1,669,189
	Takamiya Co. Ltd.	71,122	191,059
	Takaoka Toko Co. Ltd.	55,520	892,905
	Takara & Co. Ltd.	56,755	1,375,285
	Takara Standard Co. Ltd.	192,400	2,431,750
	Takasago Thermal Engineering Co. Ltd.	144,800	6,406,534
#	Takashima & Co. Ltd.	72,599	665,151
	Takeuchi Manufacturing Co. Ltd.	199,600	6,247,947
#	Takigami Steel Construction Co. Ltd.	5,300	261,330
	Takuma Co. Ltd.	95,800	1,234,396
	Tanabe Engineering Corp.	39,500	596,166
	Tanseisha Co. Ltd.	197,649	1,436,161
	Techno Ryowa Ltd.	66,390	1,325,172
	Techno Smart Corp.	40,400	451,973
	TechnoPro Holdings, Inc.	391,100	8,721,376
	Teikoku Electric Manufacturing Co. Ltd.	103,400	2,022,578
#	Teikoku Sen-I Co. Ltd.	110,700	1,915,182
#	Tekken Corp.	53,100	1,030,507
#	Tenpos Holdings Co. Ltd.	4,400	105,962
	Terasaki Electric Co. Ltd.	24,300	356,900
	Tess Holdings Co. Ltd.	171,298	400,246
	TKC Corp.	178,701	5,037,067
	Toa Corp. (1885 JP)	311,500	3,009,547
	TOA ROAD Corp.	236,500	2,528,641
#	Toba, Inc.	9,800	236,045
	TOBISHIMA HOLDINGS, Inc.	49,591	623,756
	Tocalo Co. Ltd.	364,000	4,192,540
	Toda Corp.	1,081,100	6,887,599
	Toenec Corp.	244,500	1,936,327
	Togami Electric Manufacturing Co. Ltd.	17,800	431,744
	TOKAI Holdings Corp.	571,600	4,008,207
#	Tokyo Energy & Systems, Inc.	96,800	764,482
#	Tokyo Sangyo Co. Ltd.	113,600	551,824
	Tokyu Construction Co. Ltd.	406,100	2,357,795

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Toli Corp.	208,400	$712,561
#	Tomoe Corp.	141,800	1,474,736
#	Tomoe Engineering Co. Ltd.	130,200	1,260,743
#	Torishima Pump Manufacturing Co. Ltd.	108,100	1,491,031
	Totech Corp.	143,200	2,598,406
	Totetsu Kogyo Co. Ltd.	134,900	2,976,939
#	Toukei Computer Co. Ltd.	13,620	418,286
#	Toyo Construction Co. Ltd.	278,500	2,612,374
#	Toyo Engineering Corp.	106,944	504,920
#	Toyo Innovex Co. Ltd.	64,800	262,021
	Toyo Logistics Co. Ltd.	9,220	94,640
	Toyo Tanso Co. Ltd.	73,425	2,063,402
#	Toyo Wharf & Warehouse Co. Ltd.	14,000	124,997
	Transcosmos, Inc.	111,700	2,440,793
	TRE Holdings Corp.	157,500	1,697,344
	Trinity Industrial Corp.	36,000	267,909
	Trusco Nakayama Corp.	185,800	2,771,953
#	TRYT, Inc.	63,600	214,097
#	Tsubaki Nakashima Co. Ltd.	114,000	324,523
	Tsubakimoto Chain Co.	455,620	5,535,018
#	Tsubakimoto Kogyo Co. Ltd.	83,500	1,265,427
	Tsugami Corp.	236,600	2,914,583
	Tsukishima Holdings Co. Ltd.	153,400	2,152,885
	Tsurumi Manufacturing Co. Ltd.	99,900	2,318,276
#	Ueki Corp.	60,800	808,850
	Ushio, Inc.	499,400	6,006,720
	UT Group Co. Ltd.	156,800	2,204,044
*	Visional, Inc.	121,100	7,326,390
#	Wakachiku Construction Co. Ltd.	72,400	2,024,400
	Wakita & Co. Ltd.	193,700	2,393,557
#	WDB Holdings Co. Ltd.	42,200	538,597
	Weathernews, Inc.	63,600	1,577,504
#	West Holdings Corp.	126,603	1,401,773
#	Will Group, Inc.	73,107	499,275
	World Holdings Co. Ltd.	38,600	540,784
#*	W-Scope Corp.	98,700	172,265

		Shares	Value»
INDUSTRIALS — (Continued)
#	Yahagi Construction Co. Ltd.	156,900	$1,596,205
	YAMABIKO Corp.	212,228	3,176,017
	YAMADA Consulting Group Co. Ltd.	44,838	549,653
	Yamato Corp.	101,100	1,167,409
#	Yamaura Corp.	14,400	122,787
#	Yamazen Corp.	332,700	3,271,249
#	Yasuda Logistics Corp.	99,100	1,179,996
	Yokogawa Bridge Holdings Corp.	187,100	3,427,853
	Yondenko Corp.	162,360	1,530,946
	Yuasa Trading Co. Ltd.	96,800	2,962,337
	Yuken Kogyo Co. Ltd.	1,400	23,617
	Yurtec Corp.	257,400	3,323,776
	Yushin Co.	29,300	130,854
	Zaoh Co. Ltd.	25,900	439,820
	Zenitaka Corp.	10,200	306,569
#	Zuiko Corp.	51,765	393,274

TOTAL INDUSTRIALS			917,688,216

INFORMATION TECHNOLOGY — (12.3%)
	A&D HOLON Holdings Co. Ltd.	140,200	1,754,686
*	Access Co. Ltd.	13,400	72,192
#	Ad-sol Nissin Corp.	86,816	613,921
	Adtec Plasma Technology Co. Ltd.	3,100	25,276
	Advanced Media, Inc.	22,200	137,317
#	AGS Corp.	5,200	30,332
	Ai Holdings Corp.	193,700	2,866,408
	Aichi Tokei Denki Co. Ltd.	44,837	617,240
	Aiphone Co. Ltd.	66,800	1,175,862
#	Alpha Systems, Inc.	27,720	634,204
	Alps Alpine Co. Ltd.	989,842	10,055,052
	Amano Corp.	292,700	8,522,296
*	AnyMind Group, Inc.	48,900	296,963
	AOI Electronics Co. Ltd.	14,700	180,116
#*	Arent, Inc.	5,800	207,213
	Argo Graphics, Inc.	102,600	3,627,435
	Arisawa Manufacturing Co. Ltd.	199,400	1,817,197
	Asahi Intelligence Service Co. Ltd.	2,600	18,184
#	Ascentech KK	8,100	71,044
	Avant Group Corp.	108,700	1,355,301
	Axell Corp.	13,900	102,465
	Base Co. Ltd.	31,400	682,660
*	baudroie, Inc.	11,600	460,510
#	BrainPad, Inc.	60,600	449,942

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Buffalo, Inc.	20,300	$293,792
#	Business Brain Showa-Ota, Inc.	38,600	730,012
#	Business Engineering Corp.	11,200	298,483
	CAC Holdings Corp.	74,200	1,075,426
	Canon Electronics, Inc.	102,800	1,675,374
#	CDS Co. Ltd.	15,500	199,342
	Celsys, Inc.	164,100	1,491,503
#	Change Holdings, Inc.	137,000	1,300,782
#	Chino Corp.	32,400	435,278
#	Citizen Watch Co. Ltd.	1,259,400	7,285,057
#	CMK Corp.	186,300	515,428
	Computer Engineering & Consulting Ltd.	159,900	2,381,853
#	Computer Institute of Japan Ltd.	340,917	1,112,735
	Comture Corp.	125,900	1,471,103
#*	Core Concept Technologies, Inc.	13,200	96,016
#	Core Corp.	45,800	566,856
	Cresco Ltd.	165,100	1,387,470
	Cross Cat Co. Ltd.	8,200	60,192
	Cube System, Inc.	41,000	289,006
#*	Cyber Security Cloud, Inc.	18,600	222,968
	Cyberlinks Co. Ltd.	2,200	16,716
	Cybozu, Inc.	123,700	2,565,697
#	Daishinku Corp.	132,396	483,580
	Daitron Co. Ltd.	55,600	1,243,919
	Daiwabo Holdings Co. Ltd.	540,900	9,159,070
#	Densan System Holdings Co. Ltd.	42,900	750,199
	Dentsu Soken, Inc.	28,000	1,226,177
	Dexerials Corp.	233,700	2,745,756
#	Digital Arts, Inc.	63,500	3,142,826
#	Digital Hearts Holdings Co. Ltd.	33,000	229,049
	Digital Information Technologies Corp.	52,700	901,244
	DKK Co. Ltd.	28,600	378,711
	DKK-Toa Corp.	28,300	156,235
	Double Standard, Inc.	18,500	192,702
	DTS Corp.	243,200	6,917,062
	Ebase Co. Ltd.	100,338	375,072
#	E-Guardian, Inc.	10,808	167,591
	Eizo Corp.	183,800	2,629,760
	Elecom Co. Ltd.	232,200	2,724,486
	Enomoto Co. Ltd.	5,983	54,611
#	Enplas Corp.	37,900	1,073,476
	ESPEC Corp.	106,800	1,705,276
*	f-code, Inc.	3,300	42,902

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Ferrotec Holdings Corp.	236,900	$4,089,933
#	FFRI Security, Inc.	7,100	169,088
#	Fixstars Corp.	123,600	1,518,470
#	Focus Systems Corp.	50,500	392,853
#	Forval Corp.	51,100	522,832
*	Fronteo, Inc.	47,800	200,044
	FTGroup Co. Ltd.	51,000	390,431
	Fukui Computer Holdings, Inc.	53,000	1,309,925
	Furuno Electric Co. Ltd.	128,000	2,280,851
	Furuya Metal Co. Ltd.	58,100	1,046,369
	Future Corp.	270,200	3,406,993
#	Global Security Experts, Inc.	5,400	213,475
	GLtechno Holdings, Inc.	44,500	871,962
	GMO GlobalSign Holdings KK	21,200	329,209
	GMO internet group, Inc.	331,520	7,795,772
	Hagiwara Electric Holdings Co. Ltd.	43,700	946,866
*	Headwaters Co. Ltd.	3,600	94,428
#	Hennge KK	37,700	452,938
#	Hibino Corp.	5,400	88,309
	Himacs Ltd.	960	8,490
	Hioki EE Corp.	57,600	2,296,674
#	Hochiki Corp.	86,600	1,482,149
	Hokuriku Electric Industry Co. Ltd.	19,339	210,032
	Hosiden Corp.	282,100	3,787,530
#	Icom, Inc.	50,800	962,646
#	ID Holdings Corp.	42,850	590,051
	I’ll, Inc.	40,500	659,836
	Ines Corp.	106,400	1,222,867
#	I-Net Corp.	71,690	971,522
#	Innotech Corp.	85,700	723,083
	Intelligent Wave, Inc.	48,300	363,202
	Inter Action Corp.	12,100	103,234
	Iriso Electronics Co. Ltd.	87,800	1,571,995
	ISB Corp.	50,100	474,883
	Itfor, Inc.	160,700	1,660,730
	Japan Aviation Electronics Industry Ltd.	269,200	4,312,331
	Japan Business Systems, Inc.	5,600	40,708
#	Japan Cash Machine Co. Ltd.	98,000	703,354
#	Japan Electronic Materials Corp.	35,200	462,286

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Japan Material Co. Ltd.	392,800	$3,292,928
#	Japan System Techniques Co. Ltd.	72,400	950,950
	JBCC Holdings, Inc.	349,200	2,929,435
	Jeol Ltd.	235,300	7,567,540
	JFE Systems, Inc.	23,000	255,453
#*	JIG-SAW, Inc.	11,000	234,173
	Justsystems Corp.	161,600	3,867,540
	Kaga Electronics Co. Ltd.	194,800	3,489,037
	KEL Corp.	18,100	165,602
#	Koa Corp.	99,401	575,053
#	Kohoku Kogyo Co. Ltd.	21,000	270,760
*	Konica Minolta, Inc.	2,256,000	6,924,355
	KSK Co. Ltd.	3,000	70,834
#*	kubell Co. Ltd.	10,600	36,685
#	Kyosan Electric Manufacturing Co. Ltd.	189,800	636,598
#	Kyowa Electronic Instruments Co. Ltd.	36,800	129,397
	Macnica Holdings, Inc.	518,082	7,203,139
	Marubun Corp.	84,200	546,286
	Maruwa Co. Ltd.	3,500	719,693
	Maxell Ltd.	222,300	2,724,681
	MCJ Co. Ltd.	423,600	3,960,148
	Megachips Corp.	47,800	1,555,234
	Meiko Electronics Co. Ltd.	122,000	5,359,144
#	Micronics Japan Co. Ltd.	164,100	3,476,701
	MIMAKI ENGINEERING Co. Ltd.	101,100	1,025,255
	Miraial Co. Ltd.	21,338	191,927
#	Miroku Jyoho Service Co. Ltd.	104,000	1,350,113
	Mitsubishi Research Institute, Inc.	48,100	1,510,401
#	Mitsui High-Tec, Inc.	265,200	1,238,738
	m-up Holdings, Inc.	161,300	2,132,338
	Mutoh Holdings Co. Ltd.	2,600	50,982
#	Nagano Keiki Co. Ltd.	74,900	992,319
#	NCD Co. Ltd./Shinagawa	31,500	594,714
	Needs Well, Inc.	6,900	22,561
	NEOJAPAN, Inc.	3,400	36,766
	Nichicon Corp.	139,700	1,142,785
#	Nihon Dempa Kogyo Co. Ltd.	66,800	364,291
	Nihon Denkei Co. Ltd.	42,200	567,600

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Nippon Avionics Co. Ltd.	20,500	$429,691
#*	Nippon Chemi-Con Corp.	21,191	144,839
	Nippon Electric Glass Co. Ltd.	385,736	8,825,927
	Nippon Information Development Co. Ltd.	12,600	211,180
#	Nippon Kodoshi Corp.	50,100	625,372
	Nippon Signal Co. Ltd.	229,365	1,573,442
	Nissha Co. Ltd.	129,600	1,110,642
	Nohmi Bosai Ltd.	73,500	1,710,546
#	NPC, Inc.	72,300	383,852
	NSD Co. Ltd.	464,660	10,939,229
#	NSW, Inc.	48,600	1,055,038
#	Ohara, Inc.	19,600	141,892
	Oki Electric Industry Co. Ltd.	214,164	1,426,389
	Optex Group Co. Ltd.	156,300	1,672,412
#*	Optim Corp.	30,900	141,517
	Optorun Co. Ltd.	90,899	903,550
	Oro Co. Ltd.	27,600	462,141
	Osaki Electric Co. Ltd.	109,540	651,947
	Oval Corp.	26,900	74,924
*	PKSHA Technology, Inc.	34,100	678,354
#	Plus Alpha Consulting Co. Ltd.	77,200	898,300
#	Pole To Win Holdings, Inc.	60,097	151,572
#	Pro-Ship, Inc.	44,900	667,177
	Rakus Co. Ltd.	300,700	4,569,076
	Restar Corp.	103,900	1,628,640
	Riken Keiki Co. Ltd.	158,800	2,961,571
	Riso Kagaku Corp.	20,200	172,850
	Rorze Corp.	250,000	2,516,200
	RS Technologies Co. Ltd.	10,300	191,761
	RYODEN Corp.	89,900	1,522,392
	Ryoyo Ryosan Holdings, Inc.	57,303	962,362
#	Samco, Inc.	8,800	147,456
*	Sanken Electric Co. Ltd.	113,599	5,017,192
#	Sanshin Electronics Co. Ltd.	67,900	940,188
#	Santec Holdings Corp.	18,900	550,763
#	Satori Electric Co. Ltd.	66,280	767,272
	SAXA, Inc.	23,800	503,917
	Segue Group Co. Ltd.	23,900	90,266
	SEMITEC Corp.	29,200	364,597
#	SERAKU Co. Ltd.	2,500	25,046

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Shibaura Electronics Co. Ltd.	83,500	$3,446,403
#	Shibaura Mechatronics Corp.	63,900	2,997,055
*	SHIFT, Inc.	689,000	6,304,481
	Shindengen Electric Manufacturing Co. Ltd.	15,500	224,194
#	Shinko Shoji Co. Ltd.	173,400	1,081,008
	Showa Shinku Co. Ltd.	9,800	92,692
	Sigma Koki Co. Ltd.	10,300	95,149
	Siix Corp.	163,800	1,206,171
*	Simplex Holdings, Inc.	122,200	2,586,429
	SK-Electronics Co. Ltd.	40,400	651,567
#	Smaregi, Inc.	17,500	385,572
#	SMK Corp.	16,249	266,518
	Socionext, Inc.	579,500	6,232,854
	Softcreate Holdings Corp.	95,000	1,306,295
	Soliton Systems KK	43,500	380,919
	Solxyz Co. Ltd.	24,400	65,277
	SRA Holdings	69,900	2,128,496
	Startia Holdings, Inc.	25,200	372,369
#	SUMCO Corp.	434,500	2,996,350
	Sumida Corp.	120,001	795,070
*	Sun*, Inc. (4053 JP)	23,600	93,442
#	Sun-Wa Technos Corp.	50,200	743,689
#	Suzuden Corp.	27,000	367,580
	Suzuki Co. Ltd.	58,777	664,949
	System D, Inc.	1,100	13,643
	System Research Co. Ltd.	61,300	752,962
	System Support Holdings, Inc.	31,500	443,455
#	Systems Engineering Consultants Co. Ltd.	12,000	373,563
	Systena Corp.	1,354,500	3,542,966
	Tachibana Eletech Co. Ltd.	100,460	1,642,960
	Taiyo Yuden Co. Ltd.	484,101	7,301,335
#	TAKEBISHI Corp.	50,700	631,861
#	Tamura Corp.	386,100	1,231,587
	Tazmo Co. Ltd.	35,600	436,544
#	TDC Soft, Inc.	186,800	1,654,693
	TechMatrix Corp.	233,900	3,340,218
	Teikoku Tsushin Kogyo Co. Ltd.	34,200	564,401
#	Tera Probe, Inc.	11,800	218,962
	TESEC Corp.	12,300	120,423
	Toho System Science Co. Ltd.	4,050	34,551

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Tokyo Electron Device Ltd.	103,700	$2,149,876
	Tokyo Seimitsu Co. Ltd.	151,616	8,460,643
#	Tomen Devices Corp.	15,900	594,155
	Topcon Corp.	545,900	12,397,851
#	Torex Semiconductor Ltd.	45,400	376,531
	Toshiba TEC Corp.	113,809	2,145,175
#	Towa Corp.	326,200	3,045,012
	Toyo Corp.	124,500	1,198,782
#	Tri Chemical Laboratories, Inc.	67,800	1,210,581
#	Tsuzuki Denki Co. Ltd.	47,300	811,183
	Ubicom Holdings, Inc.	12,174	108,658
	Uchida Yoko Co. Ltd.	46,400	2,538,351
	ULS Group, Inc.	12,200	423,966
	Ulvac, Inc.	155,600	5,277,116
#	User Local, Inc.	23,700	276,291
	V Technology Co. Ltd.	12,900	181,812
	Wacom Co. Ltd.	240,300	919,900
	WILLs, Inc.	9,000	41,777
*	WingArc1st, Inc.	67,400	1,801,283
#	YAC Holdings Co. Ltd.	50,400	281,664
	Yamaichi Electronics Co. Ltd.	128,800	1,809,917
#	Yashima Denki Co. Ltd.	119,500	1,418,110
#	YE DIGITAL Corp.	21,400	91,461
	Yokowo Co. Ltd.	65,475	561,063

TOTAL INFORMATION TECHNOLOGY			378,156,409

MATERIALS — (11.6%)
#	Achilles Corp.	50,100	472,630
	ADEKA Corp.	480,800	8,667,346
	Aica Kogyo Co. Ltd.	214,600	4,975,352
#	Aichi Steel Corp.	46,165	2,720,992
	Arakawa Chemical Industries Ltd.	79,100	588,177
#	Araya Industrial Co. Ltd.	15,800	509,404
	ARE Holdings, Inc.	436,500	5,423,112
	Artience Co. Ltd.	204,100	4,211,952
	Asahi Printing Co. Ltd.	22,400	136,277
#	Asahi Yukizai Corp.	84,300	2,209,552
	Asia Pile Holdings Corp.	166,430	1,049,947
	C Uyemura & Co. Ltd.	63,900	4,135,348
#	Carlit Co. Ltd.	111,113	834,499
#	Chubu Steel Plate Co. Ltd.	57,500	858,882
	Chuetsu Pulp & Paper Co. Ltd.	23,000	244,815

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Chugoku Marine Paints Ltd.	183,100	$2,659,481
#	CK-San-Etsu Co. Ltd.	20,300	524,899
	Dai Nippon Toryo Co. Ltd.	109,300	972,097
	Daicel Corp.	320,973	2,732,174
	Daido Steel Co. Ltd.	539,800	4,067,350
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	79,100	371,898
#	Daiki Aluminium Industry Co. Ltd.	152,500	1,001,346
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	62,800	1,330,399
	Daio Paper Corp.	324,600	2,070,950
#	Denka Co. Ltd.	358,458	4,891,855
	DIC Corp.	383,200	7,478,105
#	DKS Co. Ltd.	35,615	656,719
	Dowa Holdings Co. Ltd.	247,200	7,931,309
	Dynapac Co. Ltd.	7,500	96,046
	FP Corp.	179,597	3,872,858
	Fuji Seal International, Inc.	205,128	3,662,566
#	Fujikura Kasei Co. Ltd.	56,200	187,486
	Fujimi, Inc.	204,600	2,678,063
	Fuso Chemical Co. Ltd.	109,200	2,649,766
	Godo Steel Ltd.	49,900	1,300,989
#	Gun-Ei Chemical Industry Co. Ltd.	18,100	396,885
#	Hakudo Co. Ltd.	38,300	576,104
	Harima Chemicals Group, Inc.	64,500	361,536
#	Hodogaya Chemical Co. Ltd.	44,802	467,221
	Hokkan Holdings Ltd.	45,341	577,177
#	Hokko Chemical Industry Co. Ltd.	111,000	950,670
#	Hokuetsu Corp.	677,999	5,188,978
#	Ise Chemicals Corp.	9,300	1,453,941
#	Ishihara Chemical Co. Ltd.	56,200	821,097
	Ishihara Sangyo Kaisha Ltd.	143,450	1,767,657
	Ishizuka Glass Co. Ltd.	4,800	81,917
#	Japan Pure Chemical Co. Ltd.	500	9,995
	JCU Corp.	123,200	2,720,629
#	JSP Corp.	72,300	996,818

		Shares	Value»
MATERIALS — (Continued)
	Kaneka Corp.	211,400	$5,166,453
#	Kanto Denka Kogyo Co. Ltd.	216,000	1,310,227
#	KeePer Technical Laboratory Co. Ltd.	74,700	2,169,604
	KEIWA, Inc.	34,539	222,676
	KH Neochem Co. Ltd.	155,942	2,763,708
#	Koatsu Gas Kogyo Co. Ltd.	158,793	1,052,888
#	Kohsoku Corp.	70,200	1,042,266
	Konishi Co. Ltd.	324,700	2,550,895
#	Konoshima Chemical Co. Ltd.	21,600	195,229
	Krosaki Harima Corp.	108,300	1,901,100
#	Kumiai Chemical Industry Co. Ltd.	306,787	1,638,061
	Kunimine Industries Co. Ltd.	26,500	189,586
	Kureha Corp.	255,450	4,471,230
	Kurimoto Ltd.	59,000	1,953,505
	Kuriyama Holdings Corp.	79,300	729,496
	Kyoei Steel Ltd.	104,300	1,470,141
	Kyowa Leather Cloth Co. Ltd.	52,300	250,030
	Lintec Corp.	227,200	4,346,053
	Maeda Kosen Co. Ltd.	223,700	3,189,103
	Maruichi Steel Tube Ltd.	251,800	5,948,498
	MEC Co. Ltd.	55,100	911,915
#	Mipox Corp.	900	3,122
	Mitani Sekisan Co. Ltd.	66,000	3,131,312
	Mitsubishi Materials Corp.	581,700	9,174,884
#	Mitsubishi Paper Mills Ltd.	100,900	543,363
	Mitsubishi Steel Manufacturing Co. Ltd.	13,184	145,357
	Mitsui Mining & Smelting Co. Ltd.	291,500	7,925,005
	MORESCO Corp.	6,300	51,737
#	Moriroku Co. Ltd.	23,000	354,863
	Mory Industries, Inc.	162,000	1,156,697
	Muto Seiko Co.	18,100	182,625
	Nakayama Steel Works Ltd.	179,700	917,237
	Nasu Denki Tekko Co. Ltd.	3,000	268,741
	Neturen Co. Ltd.	146,300	950,427
#	Nicca Chemical Co. Ltd.	39,300	364,054

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Nichia Steel Works Ltd.	20,100	$42,708
	Nihon Kagaku Sangyo Co. Ltd.	79,800	832,620
	Nihon Nohyaku Co. Ltd.	143,600	830,373
	Nihon Parkerizing Co. Ltd.	490,600	4,086,789
#	Nihon Yamamura Glass Co. Ltd.	33,500	526,334
	Nippon Carbide Industries Co., Inc.	21,600	254,734
#	Nippon Chemical Industrial Co. Ltd.	26,300	388,991
	Nippon Concrete Industries Co. Ltd.	178,717	417,380
	Nippon Denko Co. Ltd.	487,414	915,725
#	Nippon Fine Chemical Co. Ltd.	78,800	1,179,595
	Nippon Kayaku Co. Ltd.	598,900	5,642,601
	Nippon Light Metal Holdings Co. Ltd.	246,590	2,570,930
	Nippon Paper Industries Co. Ltd.	294,806	2,279,317
	Nippon Shokubai Co. Ltd.	475,900	5,577,134
	Nippon Soda Co. Ltd.	267,700	5,022,624
	Nippon Yakin Kogyo Co. Ltd.	73,349	2,083,051
	Nitta Gelatin, Inc.	50,300	288,296
#	Nittetsu Mining Co. Ltd.	65,300	2,839,802
	Nozawa Corp.	30,600	179,723
	Oat Agrio Co. Ltd.	49,200	706,996
	Okamoto Industries, Inc.	68,400	2,411,401
	Okura Industrial Co. Ltd.	33,000	955,096
#	Osaka Organic Chemical Industry Ltd.	85,843	1,446,879
#	Osaka Steel Co. Ltd.	79,400	1,332,987
#	OSAKA Titanium Technologies Co. Ltd.	88,200	1,021,394
#	Pacific Metals Co. Ltd.	18,941	229,858
	Pack Corp.	80,200	1,822,857
	PILLAR Corp.	105,500	2,684,358
	Rasa Industries Ltd.	40,000	768,831
	Rengo Co. Ltd.	1,005,600	5,613,756
	Riken Technos Corp.	224,700	1,579,141

		Shares	Value»
MATERIALS — (Continued)
	Sakai Chemical Industry Co. Ltd.	71,416	$1,257,429
	Sakata INX Corp.	236,800	3,073,408
	Sanyo Chemical Industries Ltd.	65,300	1,645,108
	Sekisui Kasei Co. Ltd.	64,382	147,644
	Shikoku Kasei Holdings Corp.	219,200	2,823,551
	Shinagawa Refractories Co. Ltd.	157,500	1,816,545
	Shin-Etsu Polymer Co. Ltd.	256,400	2,627,141
	SK Kaken Co. Ltd.	15,500	967,969
	Soken Chemical & Engineering Co. Ltd.	86,200	916,224
	Stella Chemifa Corp.	49,400	1,290,169
	Sumitomo Bakelite Co. Ltd.	215,348	5,007,035
	Sumitomo Osaka Cement Co. Ltd.	172,299	4,705,241
	Sumitomo Seika Chemicals Co. Ltd.	48,700	1,624,155
	T Hasegawa Co. Ltd.	132,800	2,661,569
	Taiheiyo Cement Corp.	42,095	1,133,423
#	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	27,900	484,052
	Taiyo Holdings Co. Ltd.	215,900	7,993,475
	Takasago International Corp.	81,800	3,842,369
	Takemoto Yohki Co. Ltd.	12,700	74,561
#	Taki Chemical Co. Ltd.	23,200	510,476
#	Tayca Corp.	85,117	775,023
	Teijin Ltd.	995,088	8,343,496
#	Tenma Corp.	106,500	2,657,235
	Toagosei Co. Ltd.	636,000	5,983,743
	Toho Acetylene Co. Ltd.	47,900	121,260
	Toho Chemical Industry Co. Ltd.	47,000	216,720
#	Toho Titanium Co. Ltd.	168,500	1,201,307
#	Tokai Carbon Co. Ltd.	883,400	5,700,393
	Tokushu Tokai Paper Co. Ltd.	41,658	1,088,195
	Tokuyama Corp.	332,797	6,793,187
	Tokyo Printing Ink Manufacturing Co. Ltd.	9,600	265,014

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Tokyo Rope Manufacturing Co. Ltd.	28,300	$240,176
#	Tokyo Steel Manufacturing Co. Ltd.	467,000	5,280,274
#	Tokyo Tekko Co. Ltd.	52,900	2,061,974
	Tomoku Co. Ltd.	65,100	1,115,638
	Topy Industries Ltd.	63,000	913,180
#	Toyo Gosei Co. Ltd.	27,500	930,572
	Toyobo Co. Ltd.	241,700	1,499,463
#	TYK Corp.	108,200	372,553
	UACJ Corp.	189,241	6,384,677
	UBE Corp.	554,500	8,135,315
	Valqua Ltd.	95,312	2,005,140
	Vertex Corp.	126,294	1,706,537
	Yamau Holdings Co. Ltd.	5,300	64,846
#	Yamax Corp.	16,600	156,015
	Yodogawa Steel Works Ltd.	129,300	5,235,104
#	Yotai Refractories Co. Ltd.	109,300	1,360,062
	Yushiro, Inc.	45,200	598,559
	Zacros Corp.	93,000	2,578,838
	Zeon Corp.	612,293	6,004,278

TOTAL MATERIALS			354,109,953

REAL ESTATE — (1.6%)
#	AD Works Group Co. Ltd.	137,000	253,524
#	Airport Facilities Co. Ltd.	127,670	597,183
	Anabuki Kosan, Inc.	16,400	252,559
#	Aoyama Zaisan Networks Co. Ltd.	101,700	1,375,690
	Arealink Co. Ltd.	95,146	1,463,711
	AZOOM Co. Ltd.	9,100	497,799
	B-Lot Co. Ltd.	27,300	252,243
	Cosmos Initia Co. Ltd.	43,300	370,207
#	CREAL, Inc.	7,100	257,966
	Dear Life Co. Ltd.	142,100	1,109,385
	FaithNetwork Co. Ltd.	2,000	27,408
	Global Link Management KK	8,600	116,241
#	Goldcrest Co. Ltd.	84,570	1,941,431
#	Good Com Asset Co. Ltd.	14,700	125,536
#	Grandy House Corp.	100,400	387,429
	Heiwa Real Estate Co. Ltd.	56,900	1,875,073
	Ichigo, Inc.	340,900	919,339
	Innovation Holdings Co. Ltd.	3,100	20,331

		Shares	Value»
REAL ESTATE — (Continued)
#	JALCO Holdings, Inc.	110,200	$237,514
	Japan Property Management Center Co. Ltd.	54,100	443,305
	JINUSHI Co. Ltd.	77,900	1,123,167
	JSB Co. Ltd.	50,800	1,292,723
	Katitas Co. Ltd.	184,200	2,668,886
	Keihanshin Building Co. Ltd.	191,800	2,020,427
	LA Holdings Co. Ltd.	18,400	889,075
	Leopalace21 Corp.	947,400	3,881,260
	Loadstar Capital KK	40,000	711,182
	Mirarth Holdings, Inc.	463,300	1,603,546
	Mugen Estate Co. Ltd.	54,600	847,191
#	Nisshin Group Holdings Co. Ltd.	193,600	693,303
	Relo Group, Inc.	456,756	6,035,240
	Sankyo Frontier Co. Ltd.	47,400	637,602
#	SRE Holdings Corp.	46,200	1,140,014
	Star Mica Holdings Co. Ltd.	129,371	883,800
	Starts Corp., Inc.	198,400	5,396,119
	Sun Frontier Fudousan Co. Ltd.	162,400	2,222,424
	Sunnexta Group, Inc.	11,100	80,413
	TOC Co. Ltd.	216,550	957,994
#	Tokyo Theatres Co., Inc.	13,999	107,059
	Tosei Corp.	174,700	2,944,370
#	Urbanet Corp. Co. Ltd.	102,000	327,881

TOTAL REAL ESTATE			48,987,550

UTILITIES — (1.5%)
#	Chugoku Electric Power Co., Inc.	880,300	4,679,736
#	eRex Co. Ltd.	100,500	590,264
#	Hiroshima Gas Co. Ltd.	245,931	610,004
#	Hokkaido Electric Power Co., Inc.	923,700	4,388,628
	Hokkaido Gas Co. Ltd.	419,500	1,639,576
	Hokuriku Electric Power Co.	864,100	4,440,726
#	Hokuriku Gas Co. Ltd.	9,800	268,088
#	K&O Energy Group, Inc.	80,600	1,560,283
	Nippon Gas Co. Ltd.	645,700	11,909,792
#	Okinawa Electric Power Co., Inc.	157,316	1,048,278
#*	RENOVA, Inc.	200,899	920,243
	Saibu Gas Holdings Co. Ltd.	102,100	1,229,913

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UTILITIES — (Continued)
	Shikoku Electric Power Co., Inc.	792,100	$6,509,501
	Shizuoka Gas Co. Ltd.	250,500	2,064,281
#	Toell Co. Ltd.	51,800	279,037
	Toho Gas Co. Ltd.	105,100	3,143,841

TOTAL UTILITIES			45,282,191

TOTAL COMMON STOCKS Cost ($2,266,759,293)			2,968,209,872

		Shares	Value»
SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	8,095,184	$93,620,804

TOTAL INVESTMENTS — (100.0%) (Cost $2,360,391,094)			$3,061,830,676

Summary of the Series’ investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	—	$56,881,625	—	$56,881,625
Consumer Discretionary	—	481,213,419	—	481,213,419
Consumer Staples	—	249,174,511	—	249,174,511
Energy	—	29,579,312	—	29,579,312
Financials	—	271,940,624	—	271,940,624
Health Care	—	135,196,062	—	135,196,062
Industrials	$261,330	917,426,886	—	917,688,216
Information Technology	—	378,156,409	—	378,156,409
Materials	—	354,109,953	—	354,109,953
Real Estate	—	48,987,550	—	48,987,550
Utilities.	—	45,282,191	—	45,282,191
Securities Lending Collateral	—	93,620,804	—	93,620,804

Total Investments in Securities	$261,330	$3,061,569,346	—<>	$3,061,830,676

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.6%)
AUSTRALIA — (68.6%)
#*	29Metals Ltd.	3,401,418	$260,362
*	3P Learning Ltd.	93,233	38,879
#*	4DMedical Ltd.	51,246	10,517
	Accent Group Ltd.	2,665,493	3,163,458
*††	ACN Ltd.	1,687	0
#	Acrow Ltd.	1,397,728	930,623
#	Adairs Ltd.	1,092,935	1,652,862
*	AIC Mines Ltd.	82,645	18,530
*	AI-Media Technologies Ltd.	200,841	91,158
*	Ainsworth Game Technology Ltd.	570,292	349,815
#*	Alkane Resources Ltd.	2,780,194	1,430,603
#*	Alliance Aviation Services Ltd.	376,418	661,066
#*	Alligator Energy Ltd.	5,133,833	98,756
#*	AMA Group Ltd.	24,416,911	968,054
	Amotiv Ltd.	778,690	3,861,240
	AMP Ltd.	15,419,283	12,735,651
*	Amplitude Energy Ltd.	15,637,034	1,850,001
	Ansell Ltd.	782,122	15,172,813
#*	Anson Resources Ltd.	569,514	20,426
*	Antipa Minerals Ltd.	369,898	126,199
#*	Appen Ltd.	844,241	433,311
#*	Arafura Rare Earths Ltd. (ARU AU)	12,134,269	1,588,340
#	ARB Corp. Ltd.	520,401	10,487,135
#*	Archer Materials Ltd.	451,698	76,213
#	ARN Media Ltd.	942,418	337,598
*	Articore Group Ltd.	502,122	49,490
	AUB Group Ltd.	677,371	13,831,546
#*	Audinate Group Ltd.	373,452	1,466,030
*	Aura Energy Ltd.	182,923	14,609
#*	Aurelia Metals Ltd.	8,505,115	1,600,968
*	Ausgold Ltd.	47,506	15,730
	Aussie Broadband Ltd.	1,467,342	3,854,888
*	Austal Ltd.	2,396,743	8,120,242
#	Austin Engineering Ltd.	927,055	258,888
#*	Australian Agricultural Co. Ltd.	925,060	848,165
	Australian Clinical Labs Ltd.	1,251,783	2,499,232
#	Australian Ethical Investment Ltd.	494,955	1,642,257

		Shares	Value»
AUSTRALIA — (Continued)
#	Australian Finance Group Ltd.	1,204,952	$1,404,266
#*	Australian Strategic Materials Ltd.	396,014	161,555
#*	Australian Vanadium Ltd.	16,823,179	107,739
#	Autosports Group Ltd.	32,126	39,671
#*	AVJennings Ltd.	974,036	402,235
#††	AVZ Minerals Ltd.	263,719	27,651
#	Baby Bunting Group Ltd.	765,231	767,133
	Bank of Queensland Ltd.	4,191,047	20,020,066
#*	Bannerman Energy Ltd. (BMN AU)	134,890	205,660
	Bapcor Ltd.	2,034,719	6,611,064
*	BCI Minerals Ltd.	5,533,358	975,534
	Beach Energy Ltd.	9,447,642	7,111,509
#	Beacon Lighting Group Ltd.	523,471	1,108,430
*	Beacon Minerals Ltd.	2,446,902	40,897
	Bega Cheese Ltd.	1,663,461	6,017,373
#	Bell Financial Group Ltd.	732,651	600,880
*	Bellevue Gold Ltd.	9,399,017	5,471,812
*	Berkeley Energia Ltd.	37,692	13,538
#*	Betmakers Technology Group Ltd.	2,082,069	149,180
#	Bisalloy Steel Group Ltd.	12,744	27,552
*	Black Cat Syndicate Ltd. (BC8 AU)	378,842	239,735
#*	Boss Energy Ltd.	2,265,446	4,632,122
#	Bravura Solutions Ltd.	1,949,612	2,741,073
#	Breville Group Ltd.	572,093	10,489,510
	Brickworks Ltd.	500,976	8,069,901
#*	Bubs Australia Ltd.	765,408	58,957
*	Calidus Resources Ltd.	635,134	0
	Capral Ltd.	78,536	510,198
*	Capricorn Metals Ltd.	2,384,336	14,106,833
#*	Carnarvon Energy Ltd.	9,337,828	658,636
#	Cash Converters International Ltd.	2,338,558	357,058
#*	Catalyst Metals Ltd.	121,865	442,683
#*	Catapult Group International Ltd.	283,003	741,135

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Cedar Woods Properties Ltd.	355,993	$1,276,550
*	Centaurus Metals Ltd.	22,705	5,386
*	Centrebet International Ltd.	81,336	0
#*	Cettire Ltd.	1,410,867	405,666
#*	Chalice Mining Ltd.	1,261,418	888,251
	Challenger Ltd.	2,759,308	12,502,877
	Champion Iron Ltd.	2,328,519	6,806,886
#*	Chrysos Corp. Ltd.	234,895	578,255
	Civmec Australia Ltd.	194,000	109,262
#	ClearView Wealth Ltd.	297,220	88,430
#	Clinuvel Pharmaceuticals Ltd.	258,477	1,882,631
#	Clover Corp. Ltd.	788,775	222,527
*	Coast Entertainment Holdings Ltd.	2,146,472	556,518
#	Cobram Estate Olives Ltd.	13,612	16,009
	Codan Ltd.	695,720	7,007,522
#	COG Financial Services Ltd.	12,471	11,376
#*	Cogstate Ltd.	285,806	243,993
#	Collins Foods Ltd.	675,617	3,556,846
*	Comet Ridge Ltd.	3,573,657	309,245
#*	Core Lithium Ltd.	2,708,158	121,112
#	Corporate Travel Management Ltd.	747,242	6,102,058
#	Credit Corp. Group Ltd.	400,424	3,464,854
#	Dalrymple Bay Infrastructure Ltd.	1,139,147	3,003,642
	Data#3 Ltd.	840,820	3,915,783
#*	Deep Yellow Ltd.	5,497,794	3,998,640
	Deterra Royalties Ltd.	1,591,301	3,710,187
#*	Develop Global Ltd.	995,288	2,064,892
	Dicker Data Ltd.	492,083	2,658,778
	Domain Holdings Australia Ltd.	1,510,809	4,154,071
#	Domino’s Pizza Enterprises Ltd.	364,878	5,896,887
	Downer EDI Ltd.	3,858,487	14,089,924
*	Dreadnought Resources Ltd.	5,603,062	53,836
#*	DUG Technology Ltd.	75,695	50,138
#	Duratec Ltd.	370,872	406,920
	Dyno Nobel Ltd.	2,511,363	3,645,498
#	Eagers Automotive Ltd.	873,166	10,305,200
*	Ecograf Ltd.	565,169	98,096
*††	Elanor Investor Group	55,544	22,059
	Elders Ltd.	1,243,721	5,037,754

		Shares	Value»
AUSTRALIA — (Continued)
#*	Electro Optic Systems Holdings Ltd.	89,975	$70,727
*	Emeco Holdings Ltd.	1,760,688	858,784
*	Emerald Resources NL	3,244,902	8,332,073
#*	EML Payments Ltd.	1,765,482	1,104,978
#*	Encounter Resources Ltd.	58,509	7,330
#	Enero Group Ltd.	434,520	200,320
#*	EnviroSuite Ltd.	1,131,191	52,179
	EQT Holdings Ltd.	139,031	2,889,312
	Eureka Group Holdings Ltd. (EGH AU)	93,261	29,804
*	European Lithium Ltd.	2,152,201	73,935
	Euroz Hartleys Group Ltd.	329,402	180,136
	EVT Ltd.	483,998	4,357,116
*	Experience Co. Ltd.	102,579	6,329
#*	Fenix Resources Ltd.	2,407,578	437,939
#	Finbar Group Ltd.	378,713	185,952
#*	Findi Ltd.	37,959	112,158
#††	Firefinch Ltd.	1,569,275	37,695
*	FleetPartners Group Ltd.	1,402,911	2,503,287
#	Fleetwood Ltd.	380,445	708,307
#	Flight Centre Travel Group Ltd.	1,130,666	9,277,358
#*	Frontier Digital Ventures Ltd.	1,085,135	208,516
	G8 Education Ltd.	4,419,606	3,553,474
#*	Galan Lithium Ltd.	1,940,489	124,165
#	Generation Development Group Ltd.	144,173	381,298
*	Genesis Minerals Ltd.	3,801,054	9,386,485
*	Genetic Signatures Ltd.	243,623	63,029
	GenusPlus Group Ltd.	56,294	100,314
	Gold Road Resources Ltd.	6,724,110	13,045,719
#	GR Engineering Services Ltd.	404,143	727,362
	GrainCorp Ltd., Class A	1,384,143	5,893,052
#	Grange Resources Ltd.	3,455,579	442,887
	GWA Group Ltd.	1,200,408	1,824,726
	Hansen Technologies Ltd.	1,031,185	3,578,271
	Harvey Norman Holdings Ltd.	406,858	1,360,269
*	Healius Ltd.	4,269,945	3,975,439

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Helia Group Ltd.	1,865,902	$5,783,188
#	Helloworld Travel Ltd.	51,370	46,815
*	Highfield Resources Ltd.	535,052	45,328
#	Horizon Oil Ltd.	3,251,557	385,117
#*	Hot Chili Ltd.	169,686	50,039
	HUB24 Ltd.	215,742	9,967,033
#	Humm Group Ltd.	1,982,343	648,095
#	IDP Education Ltd.	1,459,691	8,278,422
#	IGO Ltd.	2,270,860	5,689,856
	Iluka Resources Ltd.	2,578,018	6,830,198
#	Imdex Ltd.	3,096,211	5,857,395
#*	Immutep Ltd. (IMM AU)	6,441,094	1,111,560
#*	Immutep Ltd. (IMMP US), Sponsored ADR	7,245	12,389
#*	Imugene Ltd.	4,503,837	69,703
#	Infomedia Ltd.	1,885,268	1,496,343
	Inghams Group Ltd.	2,309,486	5,070,158
*	Insignia Financial Ltd.	3,198,090	7,706,269
	Integral Diagnostics Ltd.	1,974,347	3,053,228
#*	Invictus Energy Ltd.	525,574	17,883
#*	ioneer Ltd.	9,028,402	836,335
#	IPD Group Ltd.	171,621	439,641
	IPH Ltd.	1,534,391	4,481,731
	IRESS Ltd.	915,459	4,661,863
	IVE Group Ltd.	583,542	984,298
#	Johns Lyng Group Ltd.	1,255,902	1,786,100
*	Judo Capital Holdings Ltd.	3,637,383	4,147,036
	Jumbo Interactive Ltd.	208,843	1,365,111
#	Jupiter Mines Ltd.	7,892,603	756,713
#	Karoon Energy Ltd.	4,207,588	3,873,287
*	Kelly Partners Group Holdings Ltd.	5,476	41,009
#	Kelsian Group Ltd.	1,016,736	1,766,402
#	Kogan.com Ltd.	507,059	1,460,985
#*	Lark Distilling Co. Ltd.	53,414	30,856
	Lendlease Corp. Ltd.	3,911,887	13,181,166
#††	Leo Lithium Ltd.	726,998	0
*	Lepidico Ltd.	2,895,993	2,783
	Liberty Financial Group Ltd.	4,470	9,456
#	Lifestyle Communities Ltd.	583,366	2,664,726
#	Lindsay Australia Ltd.	827,677	376,601
#	Lovisa Holdings Ltd.	404,882	6,463,748
#	Lycopodium Ltd.	129,244	896,888
	MA Financial Group Ltd.	627,361	2,663,940

		Shares	Value»
AUSTRALIA — (Continued)
#	Maas Group Holdings Ltd.	303,690	$769,024
	Macmahon Holdings Ltd.	7,109,286	1,232,410
*	Macquarie Technology Group Ltd.	78,620	2,991,520
#	Mader Group Ltd.	101,553	414,354
	Magellan Financial Group Ltd.	1,046,657	5,131,288
*††	Mallee Resources Ltd.	49,485	0
	Maxiparts Ltd.	105,244	140,603
*	Mayne Pharma Group Ltd.	364,334	1,637,945
#	McMillan Shakespeare Ltd.	308,790	3,025,363
*	McPherson’s Ltd.	472,151	79,924
#*	Megaport Ltd.	879,583	6,470,723
#*	Melbana Energy Ltd.	1,489,820	23,860
#*	Mesoblast Ltd. (MSB AU)	4,400,787	5,066,189
*	Metals X Ltd.	4,489,090	1,623,187
	Metcash Ltd.	6,428,419	13,241,067
#*	Metro Mining Ltd.	3,007,921	100,236
*	Michael Hill International Ltd. (MHJ AU)	32,450	8,306
#*	Michael Hill International Ltd. (MHJ NZ)	1,088,653	279,405
	Monadelphous Group Ltd.	553,003	5,718,462
#	Monash IVF Group Ltd.	2,198,296	1,183,551
*	Morning Star Gold NL	332,749	0
*	Mount Gibson Iron Ltd.	3,741,976	743,530
#	Myer Holdings Ltd.	7,063,574	3,258,639
#	MyState Ltd.	959,006	2,395,490
*	Nanosonics Ltd.	1,021,724	3,137,297
	Navigator Global Investments Ltd.	2,053,212	2,301,431
#	New Hope Corp. Ltd.	3,054,385	7,165,134
#*	New World Resources Ltd.	2,751,437	44,024
	nib holdings Ltd.	2,769,896	12,084,074
#	Nick Scali Ltd.	468,273	5,332,595
	Nickel Industries Ltd.	10,505,755	3,793,849
	Nine Entertainment Co. Holdings Ltd.	4,610,512	4,225,350
	Northern Star Resources Ltd.	903,953	11,103,865
#*	Novonix Ltd.	1,262,987	344,635
	NRW Holdings Ltd.	2,836,956	4,917,239

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Nufarm Ltd.	2,063,624	$5,094,819
*	Nuix Ltd.	1,277,676	1,992,623
	Objective Corp. Ltd.	126,409	1,267,153
#*	OFX Group Ltd.	1,337,435	969,669
*	OM Holdings Ltd.	676,887	140,374
#*	Omni Bridgeway Ltd.	1,632,564	1,526,462
#	oOh!media Ltd.	2,852,019	2,794,195
*	Ora Banda Mining Ltd.	676,972	432,572
	Orora Ltd.	7,230,210	8,377,080
	Pacific Current Group Ltd.	333,540	2,370,639
#*	Paladin Energy Ltd.	2,012,349	7,550,760
*	Pantoro Gold Ltd.	995,405	1,855,430
#*	Paragon Care Ltd.	1,752,460	471,364
	Peet Ltd.	1,392,145	1,267,537
#*	Peninsula Energy Ltd.	436,382	173,305
#*	PeopleIN Ltd.	196,355	96,026
#	Pepper Money Ltd.	438,967	412,561
	Perenti Ltd.	4,932,735	4,313,987
#	Perpetual Ltd.	514,640	5,467,181
	Perseus Mining Ltd.	8,015,529	17,178,960
#	Peter Warren Automotive Holdings Ltd.	406,016	372,485
#*	PEXA Group Ltd.	806,634	6,215,108
#*	Pilbara Minerals Ltd.	2,582,371	2,487,953
#	Platinum Asset Management Ltd.	2,430,463	885,169
*	PPK Mining Equipment Group Pty. Ltd.	22,761	0
#	Praemium Ltd.	2,661,594	1,266,472
*	Predictive Discovery Ltd.	464,180	108,728
#	Premier Investments Ltd.	500,249	6,663,434
#	Propel Funeral Partners Ltd.	267,951	886,802
#*††	Province Resources Ltd.	889,179	4,557
#	PWR Holdings Ltd.	522,287	2,289,403
*	Qoria Ltd.	178,701	45,048
#	Ramelius Resources Ltd.	7,703,903	12,964,169
#*	ReadyTech Holdings Ltd.	271,579	366,161
#	Regal Partners Ltd.	40,660	48,904
	Regis Healthcare Ltd.	908,858	3,975,308
*	Regis Resources Ltd.	4,485,238	12,967,217
	Reject Shop Ltd.	161,120	672,568
	Reliance Worldwide Corp. Ltd.	4,486,285	12,060,374
#	Resimac Group Ltd.	124,613	67,934

		Shares	Value»
AUSTRALIA — (Continued)
*	Resolute Mining Ltd.	12,851,604	$4,195,249
#*	Retail Food Group Ltd.	284,579	318,914
	Ricegrowers Ltd.	6,322	44,539
#	Ridley Corp. Ltd.	1,455,621	2,200,345
*	RPMGlobal Holdings Ltd.	1,121,436	1,978,369
*	Sandfire Resources Ltd.	2,445,956	15,578,021
*	Select Harvests Ltd.	848,512	2,781,525
#	Servcorp Ltd.	287,787	930,402
	Service Stream Ltd.	3,709,486	4,442,780
#*	Seven West Media Ltd.	5,136,982	459,741
	Shaver Shop Group Ltd.	555,458	452,721
*	Sheffield Resources Ltd.	249,376	27,131
	Shriro Holdings Ltd.	19,558	8,591
#*	Silver Mines Ltd.	5,010,026	353,577
	Sims Ltd. (SGM AU)	1,029,350	9,607,948
*	SiteMinder Ltd.	73,343	193,518
*	Smart Parking Ltd.	33,085	18,272
	SmartGroup Corp. Ltd.	803,526	4,029,544
#	Solvar Ltd.	945,012	980,415
	Southern Cross Electrical Engineering Ltd.	1,446,876	1,735,216
#*	Southern Cross Media Group Ltd.	978,868	418,037
*††	SpeedCast International Ltd.	1,497,915	0
#	SRG Global Ltd.	3,337,113	2,762,044
#*	St Barbara Ltd.	6,055,611	1,123,840
	Stanmore Resources Ltd.	1,785,152	2,217,351
#*	Star Entertainment Group Ltd.	5,930,514	394,117
#	Step One Clothing Ltd.	111,265	67,519
*††	Strandline Resources Ltd.	2,534,832	29,226
*	Strickland Metals Ltd.	231,568	13,486
#*	Strike Energy Ltd.	2,519,879	274,717
	Super Retail Group Ltd.	953,872	8,180,716
*	Superloop Ltd.	3,013,346	4,819,119
	Supply Network Ltd.	10,329	251,977
#*	Syrah Resources Ltd.	4,158,972	665,520
	Tabcorp Holdings Ltd.	13,063,688	4,656,169
*	Temple & Webster Group Ltd.	220,549	2,516,784
	Ten Sixty Four Ltd.	1,044,721	73,612

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Terracom Ltd.	2,757,084	$109,689
	Tribune Resources Ltd.	14,725	48,427
*	Tuas Ltd.	930,261	3,359,450
#*	Tyro Payments Ltd.	2,636,890	1,364,725
#	Universal Store Holdings Ltd.	19,109	94,193
*	Vault Minerals Ltd.	4,707,272	1,295,297
	Ventia Services Group Pty. Ltd.	4,810,257	13,023,702
#Ω	Viva Energy Group Ltd.	6,770,622	7,444,467
#*	Viva Leisure Ltd.	84,215	68,783
*	Vulcan Energy Resources Ltd.	88,200	274,986
*	Vysarn Ltd.	153,555	40,780
	Wagners Holding Co. Ltd.	137,096	162,985
*††	Walkabout Resources Ltd.	1,129,282	51,359
#*	WEB Travel Group Ltd.	2,317,715	6,373,380
#*	Webjet Group Ltd.	2,089,682	855,973
*	West African Resources Ltd.	6,987,249	10,693,361
	Westgold Resources Ltd.	5,090,123	9,669,841
	Whitehaven Coal Ltd.	3,807,813	12,180,188
	XRF Scientific Ltd.	265,330	260,126
#*	Zip Co. Ltd.	8,541,251	9,568,472

TOTAL AUSTRALIA			879,072,515

CHINA — (0.0%)
*	Neo-Neon Holdings Ltd.	1,961,500	96,072

HONG KONG — (17.2%)
*	Aceso Life Science Group Ltd.	1,034,400	3,295
	Aeon Credit Service Asia Co. Ltd.	582,248	466,110
*	Allied Group Ltd.	2,614,000	509,187
	Analogue Holdings Ltd.	842,000	81,296
*	AOM International Group Co. Ltd.	360,000	18,616
	APAC Resources Ltd.	2,477,284	352,748
#*	Apollo Future Mobility Group Ltd.	583,599	76,974
	Asia Financial Holdings Ltd.	1,626,908	837,095

		Shares	Value»
HONG KONG — (Continued)
*	Asia Standard International Group Ltd.	10,846,917	$445,542
	ASMPT Ltd.	1,393,900	9,377,430
	Associated International Hotels Ltd.	598,000	390,454
	Bank of East Asia Ltd.	4,293,788	5,903,703
	Best Mart 360 Holdings Ltd.	994,000	220,115
	Bright Smart Securities & Commodities Group Ltd.	4,090,000	3,615,651
	Build King Holdings Ltd.	630,000	91,574
	Cafe de Coral Holdings Ltd.	1,742,000	1,600,887
*	Central Wealth Group Holdings Ltd.	5,600,000	22,489
*	Century City International Holdings Ltd.	1,035,460	6,137
	Chen Hsong Holdings	1,296,000	228,857
	Cheuk Nang Holdings Ltd.	771,714	144,876
	Chevalier International Holdings Ltd.	516,989	261,392
*	Chi Kan Holdings Ltd.	84,000	28,115
*	China Energy Development Holdings Ltd.	47,476,000	263,470
	China Motor Bus Co. Ltd.	72,200	525,668
*	China Star Entertainment Ltd.	8,110,000	1,644,244
*	Chinese Estates Holdings Ltd.	2,286,500	379,411
	Chinney Investments Ltd.	44,000	3,548
	Chow Sang Sang Holdings International Ltd.	1,727,000	1,692,497
*	Chuang’s China Investments Ltd.	1,471,407	23,513
*	Chuang’s Consortium International Ltd.	7,519,043	338,002
	CITIC Telecom International Holdings Ltd.	8,359,125	2,542,910

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	CK Life Sciences International Holdings, Inc.	13,392,000	$1,557,187
#*	C-Mer Medical Holdings Ltd.	2,634,000	573,393
	CN Logistics International Holdings Ltd.	33,000	14,395
*	CNT Group Ltd.	7,979,264	242,338
#††	Convoy, Inc.	32,922,000	132,866
*	Cowell e Holdings, Inc.	1,084,000	3,115,194
Ω	Crystal International Group Ltd.	2,123,000	1,237,719
*	CSC Holdings Ltd.	77,831,250	190,333
*	CSI Properties Ltd.	62,042,934	1,339,384
	CTF Services Ltd.	4,732,000	4,481,274
*††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	2,210,716	2,382,232
	Dah Sing Financial Holdings Ltd.	959,344	3,502,762
	Dickson Concepts International Ltd.	810,000	716,246
	DL Holdings Group Ltd.	123,000	55,632
	Dream International Ltd.	214,000	160,509
	Eagle Nice International Holdings Ltd.	844,000	377,559
	EC Healthcare	2,072,097	170,534
††	EcoGreen International Group Ltd.	1,994,640	91,636
	Emperor International Holdings Ltd.	8,564,753	220,936
	Emperor Watch & Jewellery Ltd.	12,530,000	349,696
*	ENM Holdings Ltd.	12,820,000	412,367
*	Esprit Holdings Ltd.	10,240,325	129,397
Ω	ESR Group Ltd.	1,039,600	1,655,503
	EuroEyes International Eye Clinic Ltd.	331,000	119,423
	Fairwood Holdings Ltd.	336,458	223,034
	Far East Consortium International Ltd.	6,604,629	757,702
	First Pacific Co. Ltd.	10,896,000	7,331,564
#*Ω	FIT Hon Teng Ltd.	7,874,000	1,976,764
	Four Seas Mercantile Holdings Ltd.	610,000	208,455

		Shares	Value»
HONG KONG — (Continued)
*Ω	Frontage Holdings Corp.	1,364,000	$203,944
	FSE Lifestyle Services Ltd.	479,000	341,013
*	Gain Plus Holdings Ltd.	44,000	66,285
	Get Nice Holdings Ltd.	9,754,400	169,165
	Giordano International Ltd.	5,168,000	994,953
	Glorious Sun Enterprises Ltd.	2,100,000	346,408
#*††	Gold Financial Holdings Ltd.	9,580,000	0
	Gold Peak Technology Group Ltd.	3,029,642	202,868
	Golden Resources Development International Ltd.	4,216,500	187,538
*	GR Life Style Co. Ltd.	2,224,000	186,940
	Great Eagle Holdings Ltd.	1,014,472	1,695,865
*††	Greentech Technology International Ltd.	2,594,000	35,119
	G-Resources Group Ltd.	1,150,810	938,364
	Guoco Group Ltd.	15,000	121,965
#	Guotai Junan International Holdings Ltd.	13,996,797	1,802,554
	Hang Lung Group Ltd.	3,765,000	5,404,553
	Hang Lung Properties Ltd.	8,082,370	6,628,685
*	Hanison Construction Holdings Ltd.	2,713,649	88,346
	Harbour Centre Development Ltd.	820,500	407,322
	HKBN Ltd.	2,699,000	1,764,319
*	HKR International Ltd.	2,819,369	314,342
	Hon Kwok Land Investment Co. Ltd.	388,800	55,031
	Hong Kong Ferry Holdings Co. Ltd.	1,069,300	577,523
#*	Hong Kong Technology Venture Co. Ltd.	1,789,784	478,810
	Hongkong & Shanghai Hotels Ltd.	2,116,489	1,473,217
	Hongkong Chinese Ltd.	4,225,774	124,153
Ω	Honma Golf Ltd.	1,004,000	447,309

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Hung Hing Printing Group Ltd.	2,940,000	$377,677
	Hutchison Telecommunications Hong Kong Holdings Ltd.	7,064,000	920,576
	Hysan Development Co. Ltd.	2,957,000	4,820,191
	IGG, Inc.	3,288,000	1,584,060
Ω	Impro Precision Industries Ltd.	635,000	188,215
	International Housewares Retail Co. Ltd.	1,856,000	227,026
*	IPE Group Ltd.	3,145,000	162,197
	Jacobson Pharma Corp. Ltd.	2,610,000	410,143
	Johnson Electric Holdings Ltd.	1,754,168	3,195,739
	K Wah International Holdings Ltd.	3,034,000	679,769
*	Kader Holdings Co. Ltd.	14,000	465
	Karrie International Holdings Ltd.	2,702,000	251,669
	Keck Seng Investments Hong Kong Ltd.	856,600	241,298
	Kerry Properties Ltd.	2,773,000	6,512,200
	KLN Logistics Group Ltd.	1,763,000	1,422,010
	Kowloon Development Co. Ltd.	1,783,301	690,894
*	KuangChi Science Ltd.	264,000	38,537
*	Lai Sun Development Co. Ltd.	2,556,894	184,171
*	Lai Sun Garment International Ltd.	618,442	45,839
	Lam Soon Hong Kong Ltd.	302,310	393,739
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,688,750	278,030
*	Lippo Ltd.	324,700	16,550
	Liu Chong Hing Investment Ltd.	782,200	406,272
	Luk Fook Holdings International Ltd.	1,724,000	3,761,961
	Man Wah Holdings Ltd.	7,290,800	3,874,618
	Matrix Holdings Ltd.	781,414	55,055

		Shares	Value»
HONG KONG — (Continued)
*	MECOM Power & Construction Ltd.	2,937,999	$45,293
	Melbourne Enterprises Ltd.	39,500	294,737
#*	Melco International Development Ltd.	1,875,000	776,814
	MGM China Holdings Ltd.	135,200	175,208
*††	MH Development NPV	1,125,499	0
*	Midland Holdings Ltd.	2,175,987	277,307
	Miramar Hotel & Investment	1,111,000	1,299,822
	Modern Dental Group Ltd.	1,573,000	844,817
#*	Mongolian Mining Corp.	2,757,000	2,277,720
*	NagaCorp Ltd.	5,409,359	2,297,681
	Nameson Holdings Ltd.	2,948,000	288,427
	Nanyang Holdings Ltd.	87,000	276,154
	National Electronics Holdings	2,522,600	124,412
*	National United Resources Holdings Ltd.	1,828,000	15,783
#*	New World Development Co. Ltd.	5,992,000	3,669,389
*††	NewOcean Energy Holdings Ltd.	7,246,000	0
#	Nissin Foods Co. Ltd.	972,000	836,244
	Oriental Watch Holdings	1,848,536	835,085
*	Oshidori International Holdings Ltd.	18,287,400	1,110,967
	Pacific Basin Shipping Ltd.	24,864,000	5,575,039
#	Pacific Textiles Holdings Ltd.	4,171,000	662,047
*	Paliburg Holdings Ltd.	3,148,830	164,595
	Paradise Entertainment Ltd.	376,000	79,812
	PAX Global Technology Ltd.	1,203,000	724,438
	PC Partner Group Ltd.	1,224,000	1,150,870
	PCCW Ltd.	10,660,545	7,106,899
#*††	Peace Mark Holdings Ltd.	2,479,870	0
#	Perfect Medical Health Management Ltd.	1,667,000	464,692

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Pico Far East Holdings Ltd.	3,768,000	$928,203
	Playmates Holdings Ltd.	7,082,000	455,778
	Plover Bay Technologies Ltd.	1,660,000	1,135,677
*	Public Financial Holdings Ltd.	1,488,000	249,526
*††	Pyxis Group Ltd.	1,936,000	0
*	Realord Group Holdings Ltd.	28,000	25,561
*	Regal Hotels International Holdings Ltd.	2,231,800	182,963
#Ω	Regina Miracle International Holdings Ltd.	1,440,000	316,150
	Sa Sa International Holdings Ltd.	978,000	73,949
	Safety Godown Co. Ltd.	1,200,000	285,731
	SAS Dragon Holdings Ltd.	854,368	446,315
#	SEA Holdings Ltd.	1,657,523	293,362
*	Shandong Hi-Speed Holdings Group Ltd.	43,000	35,166
	Shangri-La Asia Ltd.	5,098,000	2,855,625
*	Shenwan Hongyuan HK Ltd.	535,000	78,876
*	Shun Ho Property Investments Ltd.	1,030,757	75,148
*	Shun Tak Holdings Ltd.	5,745,419	414,349
	Singamas Container Holdings Ltd.	7,628,000	597,921
#*	SJM Holdings Ltd.	10,965,750	3,059,160
	SmarTone Telecommunications Holdings Ltd.	1,552,981	850,492
*	Solomon Systech International Ltd.	7,936,000	397,797
	Soundwill Holdings Ltd.	392,786	412,987
*	South China Holdings Co. Ltd.	17,774,503	69,241
	Stella International Holdings Ltd.	2,659,000	4,760,331
#	Sun Hung Kai & Co. Ltd.	2,838,327	1,098,557
	SUNeVision Holdings Ltd.	3,034,000	2,536,762

		Shares	Value»
HONG KONG — (Continued)
	TAI Cheung Holdings Ltd.	1,557,000	$592,669
	Tai Sang Land Development Ltd.	696,910	153,441
	Tan Chong International Ltd.	1,176,000	150,144
	Tao Heung Holdings Ltd.	658,000	26,868
*	Taung Gold International Ltd.	14,770,000	135,241
#*	Television Broadcasts Ltd.	1,692,100	674,487
	Texhong International Group Ltd.	662,500	288,459
	Texwinca Holdings Ltd.	3,422,000	252,604
#	Theme International Holdings Ltd.	13,830,000	695,222
	Tian Teck Land Ltd.	1,024,000	261,307
*	Tongda Group Holdings Ltd.	640,000	6,189
	Town Health International Medical Group Ltd.	8,022,115	257,093
	Tradelink Electronic Commerce Ltd.	2,774,000	340,240
	Transport International Holdings Ltd.	989,531	1,149,392
	Tycoon Group Holdings Ltd.	340,000	21,926
	United Laboratories International Holdings Ltd.	4,518,000	8,096,550
*	Unity Group Holdings International Ltd.	634,000	31,706
*	Universal Technologies Holdings Ltd.	1,730,000	27,914
*††	Untrade.Genting	5,824,000	0
#*	Value Partners Group Ltd.	6,561,000	1,149,008
	Vedan International Holdings Ltd.	3,576,000	290,814
#	Vesync Co. Ltd.	115,000	82,592
	Vitasoy International Holdings Ltd.	3,325,000	4,283,979
	Viva Goods Co. Ltd.	1,160,000	53,719
#*	Vobile Group Ltd.	1,855,000	779,231
*Ω	VPower Group International Holdings Ltd.	1,521,397	59,552
	VSTECS Holdings Ltd.	3,599,600	2,771,505

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	VTech Holdings Ltd.	728,700	$4,895,525
*	Wai Kee Holdings Ltd.	2,202,738	165,425
*	Wang On Group Ltd.	34,080,000	96,537
*	Wealthink AI-Innovation Capital Ltd.	7,296,000	71,962
	Wing On Co. International Ltd.	490,000	723,945
	Wing Tai Properties Ltd.	1,555,331	291,718
	Wynn Macau Ltd.	6,260,000	4,167,395
#	Xinyi Glass Holdings Ltd.	7,579,812	7,096,841
*	YT Realty Group Ltd.	930,124	17,309
	Yue Yuen Industrial Holdings Ltd.	3,888,500	5,582,710
*	Yunfeng Financial Group Ltd.	612,000	106,495
*	Zensun Enterprises Ltd.	190,000	2,127
#*	Zhaobangji Lifestyle Holdings Ltd.	1,320,000	23,517

TOTAL HONG KONG			220,500,569

LUXEMBOURG — (0.7%)
Ω	Samsonite Group SA	4,944,000	8,858,354

NEW ZEALAND — (2.8%)
#	AFT Pharmaceuticals Ltd.	34,226	52,402
	Air New Zealand Ltd.	5,699,209	1,963,938
*	American Rare Earths Ltd.	131,869	23,253
#*	Aroa Biosurgery Ltd.	310,301	87,223
#	Briscoe Group Ltd.	34,115	85,564
#	Channel Infrastructure NZ Ltd.	1,009,198	1,139,318
	Colonial Motor Co. Ltd.	70,115	283,828
*	Comvita Ltd.	27,427	8,972
#	Delegat Group Ltd.	6,400	14,824
*	Eroad Ltd.	39,322	20,952
*	Fletcher Building Ltd. (FBU NZ)	1,064,049	1,937,351
	Freightways Group Ltd.	577,257	3,374,679
	Genesis Energy Ltd.	898,901	1,174,623
*	Gentrack Group Ltd.	113,227	788,874
#	Hallenstein Glasson Holdings Ltd.	194,394	839,652
#	Heartland Group Holdings Ltd.	3,361,906	1,539,124

		Shares	Value»
NEW ZEALAND — (Continued)
#	Investore Property Ltd.	969,399	$588,099
#*	KMD Brands Ltd.	1,586,509	309,989
#	Manawa Energy Ltd.	264,475	762,276
	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	586,644
	Napier Port Holdings Ltd.	46,155	70,300
#*	Neuren Pharmaceuticals Ltd.	92,847	692,335
#	NZME Ltd. (NZM AU)	513,703	318,814
	NZME Ltd. (NZM NZ)	48,098	30,368
	NZX Ltd.	1,049,560	959,843
*	Oceania Healthcare Ltd.	1,969,522	761,644
#*	Pacific Edge Ltd.	1,413,438	82,558
#	PGG Wrightson Ltd.	124,704	142,340
*	Rakon Ltd.	187,210	62,240
	Restaurant Brands New Zealand Ltd.	87,642	171,850
*††	RPNZ Ltd.	274,180	0
*	Ryman Healthcare Ltd.	891,549	1,169,399
#	Sanford Ltd.	153,419	417,346
	Scales Corp. Ltd.	406,285	1,003,781
#	Scott Technology Ltd.	55,950	60,646
*	Serko Ltd.	251,167	538,753
	Skellerup Holdings Ltd.	670,818	1,682,608
	SKY Network Television Ltd.	420,716	616,494
#	SKYCITY Entertainment Group Ltd.	2,133,978	1,448,846
	Steel & Tube Holdings Ltd.	326,363	139,821
	Summerset Group Holdings Ltd.	943,047	6,034,784
#	Tourism Holdings Ltd.	558,453	455,329
#	TOWER Ltd.	745,395	587,771
#	Turners Automotive Group Ltd.	129,740	446,822
#*	Vista Group International Ltd.	785,847	1,653,953
#	Vulcan Steel Ltd.	106,214	502,379
#*	Warehouse Group Ltd.	373,457	181,655

TOTAL NEW ZEALAND			35,814,264

SINGAPORE — (9.3%)
*††	Abterra Ltd.	230,320	0

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#*	AEM Holdings Ltd.	1,185,174	$1,073,370
#	Aztech Global Ltd.	1,023,700	415,669
	Banyan Tree Holdings Ltd.	933,200	231,815
	Bonvests Holdings Ltd.	950,000	673,664
	Boustead Singapore Ltd.	1,218,728	969,659
	BRC Asia Ltd.	62,200	151,420
#	Bukit Sembawang Estates Ltd.	608,203	1,648,470
	Bund Center Investment Ltd.	659,825	187,388
#	Capitaland India Trust	4,857,321	3,623,905
	Centurion Corp. Ltd.	1,203,200	1,160,214
	China Aviation Oil Singapore Corp. Ltd.	1,188,999	774,025
	China Sunsine Chemical Holdings Ltd.	1,362,400	568,967
	Chuan Hup Holdings Ltd.	1,861,300	228,471
	City Developments Ltd.	28,000	106,611
	ComfortDelGro Corp. Ltd.	10,089,100	11,836,304
*	COSCO Shipping International Singapore Co. Ltd.	5,132,300	491,425
#*	Creative Technology Ltd.	285,050	195,071
#	CSE Global Ltd.	2,377,741	762,195
*	Del Monte Pacific Ltd.	2,042,764	105,022
#	Delfi Ltd.	1,309,800	723,049
	DFI Retail Group Holdings Ltd.	707,800	1,786,586
#*††	Ezion Holdings Ltd.	9,845,878	0
#*††	Ezra Holdings Ltd.	6,266,171	0
	Far East Orchard Ltd.	812,495	633,583
	First Resources Ltd.	2,539,700	2,938,387
	First Sponsor Group Ltd.	484,727	395,552
	Food Empire Holdings Ltd.	823,700	952,321
	Fraser & Neave Ltd.	414,600	387,502
	Frasers Property Ltd.	13,400	8,369
#	Frencken Group Ltd.	1,626,600	1,263,541
#*	Fu Yu Corp. Ltd.	3,048,000	232,118
*	Gallant Venture Ltd.	5,386,600	313,438
	Geo Energy Resources Ltd.	2,486,200	677,038

		Shares	Value»
SINGAPORE — (Continued)
	Golden Agri-Resources Ltd.	26,623,600	$4,894,005
	GP Industries Ltd.	133,209	48,225
	Grand Venture Technology Ltd.	34,200	19,254
	GuocoLand Ltd.	909,114	981,439
	Haw Par Corp. Ltd.	475,500	4,720,121
	Hiap Hoe Ltd.	498,000	195,680
	Ho Bee Land Ltd.	635,600	875,759
	Hong Fok Corp. Ltd.	1,321,494	743,517
	Hong Leong Asia Ltd.	880,800	736,567
	Hong Leong Finance Ltd.	1,060,400	2,091,744
	Hotel Grand Central Ltd.	659,454	350,663
#	Hour Glass Ltd.	751,332	903,306
#	HRnetgroup Ltd.	602,500	320,334
	Hutchison Port Holdings Trust	20,422,200	3,040,273
#*††	Hyflux Ltd.	3,238,900	0
#	iFAST Corp. Ltd.	411,900	1,962,012
	Indofood Agri Resources Ltd.	851,800	205,257
	InnoTek Ltd.	336,600	101,633
	ISDN Holdings Ltd.	560,949	135,658
	Japfa Ltd.	29,700	13,988
#*††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	18,455,587	5,657,547
	Low Keng Huat Singapore Ltd.	916,200	210,238
	Mandarin Oriental International Ltd.	1,042,100	1,878,383
#	Marco Polo Marine Ltd.	9,859,000	318,060
	Metro Holdings Ltd.	1,750,192	495,828
	Mewah International, Inc.	89,000	16,549
	Micro-Mechanics Holdings Ltd.	131,000	164,181
#*††	Midas Holdings Ltd.	8,576,553	0
#	Nanofilm Technologies International Ltd.	884,300	356,090
	Netlink NBN Trust	8,576,700	6,006,501
*	Oceanus Group Ltd.	4,959,300	22,900
	Olam Group Ltd.	1,355,400	1,003,310
	OUE Ltd.	1,097,900	790,146
#*	Oxley Holdings Ltd.	3,811,841	197,506
	Pacific Century Regional Developments Ltd.	179,000	57,410
	Pan-United Corp. Ltd.	1,022,650	527,634

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	Propnex Ltd.	688,800	$553,933
	PSC Corp. Ltd.	1,339,819	353,722
	Q&M Dental Group Singapore Ltd.	1,226,760	272,515
#	QAF Ltd.	733,280	468,962
	Raffles Medical Group Ltd.	3,816,132	2,954,351
#*	Rex International Holding Ltd.	3,120,200	284,741
	Riverstone Holdings Ltd.	2,428,000	1,682,587
#	Samudera Shipping Line Ltd.	885,400	563,116
	SATS Ltd.	349,800	754,348
	SBS Transit Ltd.	328,700	746,192
	Sheng Siong Group Ltd.	3,329,000	4,485,257
	SHS Holdings Ltd.	107,200	9,502
	SIA Engineering Co. Ltd.	1,254,500	2,151,844
	SIIC Environment Holdings Ltd. (SIIC SP)	1,396,820	172,643
	Sinarmas Land Ltd.	5,244,800	1,265,896
	Sing Holdings Ltd.	896,600	233,993
	Sing Investments & Finance Ltd.	526,012	430,612
	Singapore Land Group Ltd.	148,669	228,004
#	Singapore Post Ltd.	6,759,700	2,958,405
	Singapore Shipping Corp. Ltd.	1,642,504	313,958
#	Stamford Land Corp. Ltd.	2,120,318	571,275
	StarHub Ltd.	2,593,900	2,325,025
	Straco Corp. Ltd.	130,000	43,020
	Straits Trading Co. Ltd.	581,674	637,445
#*††	Swiber Holdings Ltd.	2,895,250	0
#*	Thomson Medical Group Ltd.	4,131,300	132,849
	Tiong Woon Corp. Holding Ltd.	26,600	11,841
	Tuan Sing Holdings Ltd.	2,239,826	428,642
	UMS Integration Ltd.	2,741,468	2,267,033
	United Overseas Insurance Ltd.	18,450	110,879
	UOB-Kay Hian Holdings Ltd.	1,618,495	2,234,236
	Valuetronics Holdings Ltd.	1,395,950	685,282
	Venture Corp. Ltd.	1,230,400	10,922,279
	Vicom Ltd.	446,500	460,924

		Shares	Value»
SINGAPORE — (Continued)
#	Wee Hur Holdings Ltd.	2,183,200	$877,021
#	Wing Tai Holdings Ltd.	1,312,367	1,175,444
#	Yeo Hiap Seng Ltd.	228,759	98,101

TOTAL SINGAPORE			119,422,744

UNITED STATES — (0.0%)
	Alcoa Corp., CDI	2,042	50,895
Ω	Coronado Global Resources, Inc., CDI	3,986,359	497,177

TOTAL UNITED STATES			548,072

TOTAL COMMON STOCKS			1,264,312,590

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	Black Cat Syndicate Ltd. Warrants 11/14/2025	4,879	1,969
*	Galan Lithium Ltd. Warrants 07/24/2025	130,619	0
*	Hastings Technology Metals Ltd. Warrants 05/01/2026	4,868	179
*	Imugene Ltd. Warrants 08/31/2026	214,096	686
*	Silver Mines Ltd. Rights 06/17/26	210,409	0
*††	Wiluna Mining Corp. Ltd.	248,265	6,043

TOTAL AUSTRALIA			8,877

HONG KONG — (0.0%)
*	APAC Resources Ltd. Warrants 12/15/2027	527,457	9,181

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
HONG KONG — (Continued)
* CSI Properties Ltd. Warrants 04/07/2027	2,215,819	$3,714

TOTAL HONG KONG		12,895

TOTAL RIGHTS/WARRANTS		21,772

TOTAL INVESTMENT SECURITIES (Cost $1,312,250,516)		1,264,334,362

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	1,498,432	$17,329,370

TOTAL INVESTMENTS — (100.0%) (Cost $1,329,581,454)			$1,281,663,732

As of April 30, 2025, the value of Rule 144A securities amounted to $22,885,154 or 1.8% of net assets.

Summary of the Series’ investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$12,389	$878,887,579	$172,547	$879,072,515
China	—	96,072	—	96,072
Hong Kong	—	220,240,948	259,621	220,500,569
Luxembourg	—	8,858,354	—	8,858,354
New Zealand	—	35,814,264	—	35,814,264
Singapore	132,849	119,289,895	—	119,422,744
United States	—	548,072	—	548,072
Rights/Warrants
Australia	—	2,834	6,043	8,877
Hong Kong	—	12,895	—	12,895
Securities Lending Collateral	—	17,329,370	—	17,329,370

Total Investments in Securities	$145,238	$1,281,080,283	$438,211<>	$1,281,663,732

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (4.0%)
	4imprint Group PLC	164,812	$7,549,004
Ω	Airtel Africa PLC	732,214	1,675,668
	Bloomsbury Publishing PLC	484,253	3,853,223
	Centaur Media PLC	254,249	82,895
	Future PLC	377,837	3,593,268
	Gamma Communications PLC	335,788	5,994,424
*	Helios Towers PLC	2,677,089	3,851,420
	ITV PLC	16,551,529	17,839,112
	M&C Saatchi PLC	4,260	8,978
	MONY Group PLC	2,745,545	7,430,743
	Next 15 Group PLC	233,903	811,243
#*	Nexxen International Ltd.	87,741	940,123
	Reach PLC	1,803,047	1,827,723
	Rightmove PLC	141,236	1,394,869
#*	S4 Capital PLC	576,269	208,889
	STV Group PLC	4,918	10,678
	Team Internet Group PLC	419,614	318,472

TOTAL COMMUNICATION SERVICES			57,390,732

CONSUMER DISCRETIONARY — (22.9%)
*	AO World PLC	485,805	637,675
#*	ASOS PLC	68,338	262,451
#*Ω	Aston Martin Lagonda Global Holdings PLC	1,245,659	1,122,874
*	Auction Technology Group PLC	271,626	2,115,235
	B&M European Value Retail SA	2,674,313	12,027,402
	Bellway PLC	621,599	22,316,481
	Berkeley Group Holdings PLC	209,980	11,704,975
#*	boohoo Group PLC	2,284,135	659,257
	Burberry Group PLC	324,399	3,159,249
	Card Factory PLC	1,770,646	2,244,081
	Coats Group PLC	7,422,788	7,188,418
	Crest Nicholson Holdings PLC	1,379,801	3,323,320
*	Currys PLC	5,510,650	8,166,999
*	DFS Furniture PLC	1,163,644	2,267,018
	Domino’s Pizza Group PLC	2,930,614	10,541,858
	Dowlais Group PLC	6,027,958	4,676,641

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Dr. Martens PLC	1,844,788	$1,359,669
	Dunelm Group PLC	732,209	10,752,635
	Entain PLC	838,228	7,165,937
*	Frasers Group PLC	826,342	7,306,539
	Fuller Smith & Turner PLC, Class A	169,244	1,270,732
	Games Workshop Group PLC	153,145	31,539,044
	Greggs PLC	585,443	14,574,594
*Ω	Gym Group PLC	906,470	1,747,541
	Halfords Group PLC	1,125,137	2,329,007
	Headlam Group PLC	452,553	474,735
	Henry Boot PLC	519,628	1,510,023
	Hollywood Bowl Group PLC	781,790	3,053,089
*Ω	Hostelworld Group PLC	94,092	134,742
	Inchcape PLC	2,097,728	18,796,868
	J D Wetherspoon PLC	573,741	5,017,156
	JD Sports Fashion PLC	2,832,617	2,982,195
	Kingfisher PLC	1,781,979	6,849,029
*	Marston’s PLC	3,590,335	1,727,740
	Me Group International PLC	1,618,258	4,372,165
*	Mitchells & Butlers PLC	1,495,268	4,962,301
	MJ Gleeson PLC	277,624	1,878,352
	Moonpig Group PLC	1,093,641	3,347,125
Ω	On the Beach Group PLC	596,364	2,107,554
	Persimmon PLC	1,291,757	22,355,107
	Pets at Home Group PLC	2,756,736	8,730,886
*	Playtech PLC	1,406,988	14,278,615
#	PPHE Hotel Group Ltd.	34,700	577,761
	Rank Group PLC	1,060,885	1,210,113
	Smiths News PLC	230,677	163,774
	SSP Group PLC	4,478,549	8,870,069
#*††	Studio Retail Group PLC	220,669	0
	Taylor Wimpey PLC	5,369,038	8,436,410
*	THG PLC	3,423,877	1,130,256
	Topps Tiles PLC	701,061	293,672
*Ω	Trainline PLC	991,881	3,885,236
	Vertu Motors PLC	1,572,903	1,294,784
	Victorian Plumbing Group PLC	25,510	33,284

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Videndum PLC	324,226	$346,957
*	Vistry Group PLC	1,748,011	14,737,382
*Ω	Watches of Switzerland Group PLC	1,093,815	5,204,158
	WH Smith PLC	663,698	8,031,481
	Wickes Group PLC	1,469,747	3,735,885
	Young & Co.’s Brewery PLC (YNGA LN), Class A	56,287	661,769
	Young & Co.’s Brewery PLC (YNGN LN)	1,621	12,689

TOTAL CONSUMER DISCRETIONARY			331,662,994

CONSUMER STAPLES — (5.7%)
	AG Barr PLC	738,508	6,833,611
	Anglo-Eastern Plantations PLC	126,037	1,280,869
Ω	Bakkavor Group PLC	796,156	1,829,016
	C&C Group PLC	2,000,518	3,674,584
#	Carr’s Group PLC	357,844	609,084
	Cranswick PLC	354,250	24,517,937
	Greencore Group PLC	2,447,152	6,034,449
	Hilton Food Group PLC	388,333	4,619,476
	Kitwave Group PLC	24,361	96,896
*	McBride PLC	955,999	1,837,729
	MP Evans Group PLC	8,835	119,248
*	Ocado Group PLC	918,968	3,471,916
	Premier Foods PLC	4,396,319	11,655,580
	PZ Cussons PLC	1,319,689	1,373,305
	Tate & Lyle PLC	2,022,220	15,071,640

TOTAL CONSUMER STAPLES			83,025,340

ENERGY — (2.0%)
	Capricorn Energy PLC	432,380	1,431,251
#	Diversified Energy Co. PLC (DEC LN)	202,068	2,545,460
	Diversified Energy Co. PLC (DEC US)	2,192	27,203
	Energean PLC	701,688	8,312,657
*	EnQuest PLC	9,498,249	1,726,380
#*	Genel Energy PLC	886,443	651,288
#	Gulf Keystone Petroleum Ltd.	1,477,716	3,028,304

		Shares	Value»
ENERGY — (Continued)
*	Gulf Marine Services PLC	363,413	$82,889
	Harbour Energy PLC	2,674,182	5,465,316
	Hunting PLC	785,716	2,711,018
	Ithaca Energy PLC	16,603	29,473
*	John Wood Group PLC	2,947,172	725,253
	Pharos Energy PLC	1,476,522	375,036
*	Savannah Energy PLC	388,799	37,566
	Serica Energy PLC	442,623	751,346
#*	Tullow Oil PLC	6,556,414	1,119,261

TOTAL ENERGY			29,019,701

FINANCIALS — (21.7%)
	Aberdeen Group PLC	9,337,922	18,442,457
	AJ Bell PLC	1,435,758	8,171,247
	Ashmore Group PLC	2,597,913	5,020,325
Ω	Bridgepoint Group PLC	377,250	1,352,376
	Brooks Macdonald Group PLC	1,612	31,476
	Burford Capital Ltd.	1,014,326	13,882,079
	Chesnara PLC	830,049	2,849,280
*	Close Brothers Group PLC	1,026,399	4,463,501
Ω	CMC Markets PLC	633,366	2,056,237
	Conduit Holdings Ltd.	8,032	36,972
	Direct Line Insurance Group PLC	6,960,161	26,288,532
	Foresight Group Holdings Ltd.	68,412	339,636
*Ω	Funding Circle Holdings PLC	161,380	245,249
*	Georgia Capital PLC	73,525	1,592,963
	H&T Group PLC	2,590	14,114
	Hiscox Ltd.	1,568,860	23,089,949
	IG Group Holdings PLC	1,805,965	25,740,371
	Impax Asset Management Group PLC	324,781	662,258
	IntegraFin Holdings PLC	966,102	3,945,530
	International Personal Finance PLC	1,176,222	2,192,151
	Investec PLC	36,612	229,892
*	IP Group PLC	5,471,668	3,101,110
	Jupiter Fund Management PLC	2,474,185	2,391,573
	Just Group PLC	5,884,482	11,099,164
	Lancashire Holdings Ltd.	1,302,770	9,806,079

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Lion Finance Group PLC	258,093	$20,702,384
	Liontrust Asset Management PLC	225,292	991,905
	M&G PLC	258,607	717,605
	Man Group PLC	7,151,308	15,608,864
*	Metro Bank Holdings PLC	164,184	220,392
	Mortgage Advice Bureau Holdings Ltd.	2,813	30,522
	Ninety One PLC	1,562,102	3,092,009
	OSB Group PLC	1,598,404	10,159,853
	Paragon Banking Group PLC	1,869,236	21,116,899
	PayPoint PLC	215,571	1,946,265
	Plus500 Ltd.	549,753	22,535,639
	Polar Capital Holdings PLC	357,439	1,875,046
	Pollen Street Group Ltd.	5,172	50,496
Ω	Quilter PLC	7,491,134	13,479,112
	Rathbones Group PLC	254,551	5,359,148
	Record PLC	18,948	13,428
	S&U PLC	30,579	584,586
Ω	Sabre Insurance Group PLC	601,285	1,013,724
*	Saga PLC	569,450	994,728
	Tatton Asset Management PLC	1,575	13,031
	TBC Bank Group PLC	183,767	11,622,254
	TP ICAP Group PLC	4,000,385	13,737,085
*	Vanquis Banking Group PLC	1,270,872	1,087,929
	Waterloo Investment Holdings Ltd.	4,000	1,400
	XPS Pensions Group PLC	138,684	711,181

TOTAL FINANCIALS			314,710,006

HEALTH CARE — (2.2%)
	Advanced Medical Solutions Group PLC	629,489	1,621,934
#*	Alliance Pharma PLC	2,444,861	2,107,891
	CVS Group PLC	389,403	5,596,386
*	EKF Diagnostics Holdings PLC	79,384	22,783
	Genus PLC	18,819	462,462

		Shares	Value»
HEALTH CARE — (Continued)
	Hikma Pharmaceuticals PLC	576,061	$15,265,362
*	Indivior PLC	18,731	212,554
*Ω	Integrated Diagnostics Holdings PLC	1,249,693	430,379
#*	Oxford Nanopore Technologies PLC	337,883	537,197
#*	PureTech Health PLC (PRTC LN)	552,422	902,153
Ω	Spire Healthcare Group PLC	1,575,914	4,074,733

TOTAL HEALTH CARE			31,233,834

INDUSTRIALS — (24.8%)
#	Ashtead Technology Holdings PLC	113,506	756,935
	Avon Technologies PLC	32,440	589,671
	Babcock International Group PLC	1,906,120	20,534,221
	Balfour Beatty PLC	3,447,741	21,087,674
#	Begbies Traynor Group PLC	60,262	73,593
	Bodycote PLC	1,168,905	7,434,039
	Braemar PLC	83,994	253,417
*	Capita PLC	549,726	1,348,277
#*	Ceres Power Holdings PLC	16,384	12,788
	Chemring Group PLC	900,564	4,810,229
	Clarkson PLC	215,527	9,473,158
	Cohort PLC	1,446	26,623
	Costain Group PLC	445,507	652,538
*	De La Rue PLC	535,815	924,334
#*	Dialight PLC	89,929	128,122
	DiscoverIE Group PLC	516,352	3,913,291
	easyJet PLC	966,101	6,405,293
	Firstgroup PLC	3,407,643	7,860,078
	Galliford Try Holdings PLC	612,561	3,186,599
	Genuit Group PLC	1,430,710	7,285,603
	Goodwin PLC	246	22,262
	Grafton Group PLC, CDI	1,441,958	17,454,995
	Hays PLC	7,575,835	7,237,204
	Howden Joinery Group PLC	1,665,728	17,129,510
	IMI PLC	343,051	8,141,564
*††	Industrial & Commercial Bank of China Ltd.	5,000	0

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	International Distribution Services PLC	3,658,794	$17,880,405
*	James Fisher & Sons PLC	205,009	828,290
	James Halstead PLC	226,958	465,007
	JET2 PLC	813,756	17,220,283
	Johnson Service Group PLC	1,098,510	2,057,133
	Keller Group PLC	521,948	9,939,044
	Kier Group PLC	2,102,101	4,086,944
Ω	Luceco PLC	290,173	536,558
	Mears Group PLC	801,169	4,147,243
	Mitie Group PLC	7,919,335	15,271,376
*	Mobico Group PLC	2,765,582	1,148,377
	Morgan Advanced Materials PLC	1,583,217	4,156,891
	Morgan Sindall Group PLC	292,134	13,808,973
	Norcros PLC	184,430	597,676
	Pagegroup PLC	1,735,692	6,260,046
	Porvair PLC	18,060	178,657
	QinetiQ Group PLC	3,125,466	16,451,158
	Renew Holdings PLC	163,391	1,653,868
	Renewi PLC	408,001	4,682,876
#	Ricardo PLC	281,762	924,867
	Robert Walters PLC	375,449	1,136,310
	Rotork PLC	4,411,803	17,963,841
	RS Group PLC	2,283,075	15,741,809
	RWS Holdings PLC	915,982	818,482
	Senior PLC	2,111,986	3,900,333
	Serco Group PLC	5,760,619	13,220,428
	Severfield PLC	1,140,644	365,529
#*	SIG PLC	3,980,098	825,818
	Speedy Hire PLC	2,593,032	678,931
	SThree PLC	731,207	2,377,222
	Travis Perkins PLC	978,285	7,302,476
	Trifast PLC	620,962	553,841
	Vesuvius PLC	1,262,345	5,765,884
#	Volex PLC	625,841	2,129,402
	Volution Group PLC	919,192	6,960,883
#	Vp PLC	153,784	1,210,435
	Wilmington PLC	341,023	1,679,257
*	XP Power Ltd.	58,293	547,621
	Zigup PLC	1,528,686	6,383,018

TOTAL INDUSTRIALS			358,599,210

INFORMATION TECHNOLOGY — (4.9%)
*	Accesso Technology Group PLC	16,067	102,057
Ω	Alfa Financial Software Holdings PLC	42,630	126,743

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Bytes Technology Group PLC (BYIT LN)	935,167	$6,359,271
	Computacenter PLC	464,553	15,025,311
	dotdigital group PLC	581,720	643,507
	FDM Group Holdings PLC	481,877	1,441,943
#*	Fund Technologies PLC	41,353	984,135
	GB Group PLC	570,107	1,868,394
	Gooch & Housego PLC	6,822	34,272
	IDOX PLC	140,149	102,580
	iomart Group PLC	355,807	119,453
#*	IQE PLC	3,270,990	396,313
	Kainos Group PLC	455,715	4,436,159
	NCC Group PLC	1,553,643	3,039,851
	Oxford Instruments PLC	156,698	3,447,564
*	Pinewood Technologies Group PLC	284,723	1,374,402
	Softcat PLC	677,804	15,138,474
	Spectris PLC	206,593	5,530,558
*	Spirent Communications PLC	3,744,181	9,231,464
*	Strix Group PLC	378,903	234,917
	TT Electronics PLC	1,030,047	1,003,439
*	Xaar PLC	546,570	758,563

TOTAL INFORMATION TECHNOLOGY			71,399,370

MATERIALS — (5.6%)
*	Accsys Technologies PLC	9,505	5,604
	Anglogold Ashanti PLC	6,291	265,228
#	Atalaya Mining Copper SA	75,695	369,123
	Breedon Group PLC	1,152,003	6,627,739
	Capital Ltd.	59,308	53,324
	Castings PLC	172,431	589,225
	Central Asia Metals PLC	902,208	1,851,240
	Croda International PLC	13,217	521,724
	Ecora Resources PLC	1,149,098	837,541
	Elementis PLC	3,642,556	6,122,499
	Essentra PLC	1,605,583	1,929,911
Ω	Forterra PLC	1,132,758	2,823,959
	Hill & Smith PLC	533,904	12,835,183

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
*	Hochschild Mining PLC	2,129,463	$8,018,909
Ω	Ibstock PLC	2,214,060	5,318,163
#	International Paper Co.	74,932	3,408,718
	Johnson Matthey PLC	895,415	15,416,785
	Marshalls PLC	686,419	2,574,426
	Pan African Resources PLC	6,395,168	3,793,586
	RHI Magnesita NV	15,059	628,956
*	Sigmaroc PLC	782,403	947,614
*	SolGold PLC	1,987,580	179,844
#*	Synthomer PLC	704,995	775,326
	Treatt PLC	24,863	84,740
	Victrex PLC	453,660	5,035,618
	Zotefoams PLC	111,485	367,333

TOTAL MATERIALS			81,382,318

REAL ESTATE — (2.4%)
	Foxtons Group PLC	1,589,941	1,256,265
	Grainger PLC	4,100,358	11,763,712
	Harworth Group PLC	35,421	82,978
	Helical PLC	35,807	103,150
	International Workplace Group PLC	3,909,117	9,678,919

		Shares	Value»
REAL ESTATE — (Continued)
	LSL Property Services PLC	283,511	$1,057,017
*	Phoenix Spree Deutschland Ltd.	15,813	36,375
	Savills PLC	875,253	10,853,975
*	Watkin Jones PLC	1,081,806	456,184

TOTAL REAL ESTATE			35,288,575

UTILITIES — (2.8%)
	Drax Group PLC	1,749,386	14,430,602
	Pennon Group PLC	2,218,461	14,851,128
	Telecom Plus PLC	409,607	10,356,302

TOTAL UTILITIES			39,638,032

TOTAL COMMON STOCKS Cost ($1,236,091,679)			1,433,350,112

			Value†

SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	1,254,365	14,506,733

TOTAL INVESTMENTS — (100.0%) (Cost $1,250,599,763)			$1,447,856,845

As of April 30, 2025, the value of Rule 144A securities amounted to $49,164,022 or 3.4% of net assets.

Summary of the Series’ investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$28,857	$57,361,875	—	$57,390,732
Consumer Discretionary	—	331,662,994	—	331,662,994
Consumer Staples	—	83,025,340	—	83,025,340
Energy	64,769	28,954,932	—	29,019,701
Financials	—	314,710,006	—	314,710,006
Health Care	—	31,233,834	—	31,233,834
Industrials	—	358,599,210	—	358,599,210
Information Technology	—	71,399,370	—	71,399,370
Materials	—	81,382,318	—	81,382,318
Real Estate	—	35,288,575	—	35,288,575
Utilities	—	39,638,032	—	39,638,032
Securities Lending Collateral	—	14,506,733	—	14,506,733

Total Investments in Securities	$93,626	$1,447,763,219	—	$1,447,856,845

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Shares	Value»
COMMON STOCKS — (91.7%)
AUSTRIA — (3.5%)
	Agrana Beteiligungs AG	70,089	$944,221
*	ams-OSRAM AG	420,015	3,728,687
	ANDRITZ AG	311,663	22,396,013
#*	AT&S Austria Technologie & Systemtechnik AG	124,452	2,015,337
Ω	BAWAG Group AG	466,884	51,174,221
#	CA Immobilien Anlagen AG	158,218	4,283,403
#*	CPI Europe AG	143,359	2,836,022
*	DO & Co. AG	41,737	6,666,964
*	Eurotelesites AG	289,656	1,644,711
	EVN AG	232,002	6,071,310
	Fabasoft AG	509	9,926
*	FACC AG	105,611	839,144
*	Immofinanz AG (IIA AV)	681,827	0
	Josef Manner & Comp AG	870	110,964
*	Kapsch TrafficCom AG	29,728	219,534
	Kontron AG	250,654	6,090,913
#*	Lenzing AG	92,925	2,922,449
	Mayr Melnhof Karton AG	53,919	4,995,751
	Oberbank AG	44,385	3,529,427
	Oesterreichische Post AG	126,011	4,248,419
	Palfinger AG	77,895	2,538,875
*	POLYTEC Holding AG	106,063	347,796
	Porr AG	89,819	3,145,072
#	Schoeller-Bleckmann Oilfield Equipment AG	43,336	1,539,805
	Semperit AG Holding	42,651	631,630
	Strabag SE (STR AV)	10,256	899,786
	Telekom Austria AG	1,067,703	11,279,039
#*	UBM Development AG	20,329	445,202
	UNIQA Insurance Group AG	776,594	8,998,917
	Vienna Insurance Group AG Wiener Versicherung Gruppe	272,951	12,982,208
	voestalpine AG	461,091	12,150,693
	Wienerberger AG	546,582	19,191,529

		Shares	Value»
AUSTRIA — (Continued)
	Zumtobel Group AG	145,935	$765,346

TOTAL AUSTRIA			199,643,314

BELGIUM — (3.5%)
	Ackermans & van Haaren NV	151,997	37,176,544
	Ageas SA	133,186	8,352,924
#*	AGFA-Gevaert NV	713,755	741,350
*	Atenor	117,970	390,570
	Azelis Group NV	356,432	5,522,927
	Barco NV	389,825	5,333,908
	Bekaert SA	218,463	8,429,708
#*Ω	Biocartis Group NV	357,370	0
#	bpost SA	423,056	678,456
	Cie d’Entreprises CFE	49,898	435,174
#	CMB Tech NV	44,428	422,510
	Colruyt Group NV	227,216	10,926,287
	Deceuninck NV	428,512	1,040,060
	Deme Group NV	48,006	7,195,925
	Econocom Group SA NV	509,837	1,057,293
#	Elia Group SA	65,051	7,052,799
	EVS Broadcast Equipment SA	69,289	2,898,460
	Fagron	351,158	8,185,864
*	Galapagos NV (GLPG BB)	207,806	5,658,611
*	Galapagos NV (GLPG NA)	44,496	1,211,638
	Gimv NV	160,534	7,228,802
	Greenyard NV	2,890	23,369
#*	Immobel SA	23,226	476,637
#	Ion Beam Applications	108,669	1,294,564
	Jensen-Group NV	20,961	1,020,147
#	Kinepolis Group NV	90,123	3,106,511
#	Lotus Bakeries NV	2,046	19,672,439
#	Melexis NV	92,514	5,551,624
*	Nyxoah SA	5,971	36,493
#*	Ontex Group NV	329,404	2,704,153
#	Proximus SADP	602,646	4,628,698
#	Recticel SA	268,765	3,254,517
	Sipef NV	38,744	2,817,394
#	Solvay SA	361,376	13,675,383
#	Tessenderlo Group SA	127,088	3,761,566
#	Umicore SA	793,728	7,215,018
#	Van de Velde NV	32,510	1,216,312
#	VGP NV	52,407	4,849,024

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Viohalco SA	498,361	$3,101,124
#	What’s Cooking BV	3,904	479,891
#*Ω	X-Fab Silicon Foundries SE	247,503	1,380,063

TOTAL BELGIUM			200,204,737

CANADA — (0.1%)
#*	International Petroleum Corp. (IPCO SS)	481,608	6,580,999

DENMARK — (6.1%)
*	ALK-Abello AS	815,920	19,019,494
	Alm Brand AS	5,389,801	12,771,088
	Ambu AS, Class B	897,603	16,202,189
*	Bang & Olufsen AS	599,792	1,183,866
*	Bavarian Nordic AS	394,925	9,389,857
#*	Better Collective AS	172,614	2,271,778
#	cBrain AS	38,791	1,006,940
	Chemometec AS	74,541	5,370,530
	Columbus AS	430,344	769,897
	D/S Norden AS	147,651	4,020,849
*	Demant AS	116,175	4,230,730
*	Dfds AS	123,426	1,716,525
	Djurslands Bank AS	6,232	598,076
	FLSmidth & Co. AS	224,017	10,605,463
	Fluegger Group AS	4,198	201,804
#	Foroya Banki P	10,800	287,935
#*	GN Store Nord AS	740,852	11,185,572
	H Lundbeck AS (HLUNA DC), Class A	78,578	324,552
	H Lundbeck AS (HLUNB DC)	1,533,255	7,337,410
#*	H&H International AS, Class B	79,154	1,456,192
#	Harboes Bryggeri AS, Class B	5,094	112,138
#	ISS AS	739,839	18,563,630
	Jeudan AS	41,713	1,249,027
	Jyske Bank AS	340,334	27,913,649
	Lan & Spar Bank	4,895	546,362
	Matas AS	243,336	5,022,278
*Ω	Netcompany Group AS	225,566	10,182,921
*	Nilfisk Holding AS	70,523	934,400
*	NKT AS	272,775	22,209,858
#*Ω	NNIT AS	71,567	787,341
#*	North Media AS	16,692	92,495
*	NTG Nordic Transport Group AS	29,946	1,138,276
	Parken Sport & Entertainment AS	11,952	243,763

		Shares	Value»
DENMARK — (Continued)
	Per Aarsleff Holding AS	123,143	$9,921,785
	Ringkjoebing Landbobank AS	178,453	34,119,598
	Rockwool AS, Class A	18,950	864,076
	Rockwool AS, Class B	135,751	6,197,055
	Royal Unibrew AS	274,075	21,793,889
*	RTX AS	44,919	425,956
Ω	Scandinavian Tobacco Group AS	281,075	4,091,206
	Schouw & Co. AS	84,727	7,722,838
#	Solar AS, Class B	27,437	1,056,358
	SP Group AS	11,071	453,669
*	Spar Nord Bank AS	590,008	18,933,679
	Sparekassen Sjaelland-Fyn AS	6,204	268,124
	Sydbank AS	387,172	24,794,628
	TCM Group AS	2,578	30,531
	Tivoli AS	9,878	925,901
	UIE PLC	102,040	4,877,538
	Vestjysk Bank AS	59,908	39,088
#*	Zealand Pharma AS	158,361	11,200,256

TOTAL DENMARK			346,663,060

FINLAND — (5.8%)
	Aktia Bank OYJ	329,414	3,734,501
#	Alandsbanken Abp, Class B	23,036	958,400
	Alma Media OYJ	135,302	1,772,069
#	Anora Group OYJ	17,444	64,937
	Apetit OYJ	21,105	328,090
	Aspo OYJ	114,344	674,385
	Atria OYJ	98,413	1,445,086
#	Bittium OYJ	192,809	1,498,421
#	Citycon OYJ	371,096	1,490,156
	Digia OYJ	87,143	658,670
	Elisa OYJ	339,931	18,134,646
#Ω	Enento Group OYJ	26,081	503,620
	Finnair OYJ	662,496	1,791,265
	Fiskars OYJ Abp	217,678	3,616,947
	F-Secure OYJ	612,189	1,346,989
*	Glaston OYJ Abp	4,608	7,214
	Gofore OYJ	574	10,269
#	Harvia OYJ	86,279	3,992,144
	Hiab OYJ	271,845	12,935,131
#	HKFoods OYJ	227,986	302,351
	Huhtamaki OYJ	521,607	19,204,366
	Ilkka OYJ	58,887	222,323
	Kalmar OYJ, Class B	271,845	8,612,311
#	Kamux Corp.	59,097	156,101
	Kemira OYJ	639,975	13,205,285

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Kesko OYJ (KESKOA FH), Class A	14,626	$327,068
#	Kesko OYJ (KESKOB FH), Class B	1,043,261	23,952,042
*	Kojamo OYJ	570,241	6,637,581
	Konecranes OYJ	433,794	29,063,340
#	Lassila & Tikanoja OYJ	156,173	1,674,975
*	Lindex Group OYJ	40,159	120,532
#	Mandatum OYJ	926,573	6,548,582
	Marimekko OYJ	67,765	937,136
#	Metsa Board OYJ (METSB FH), Class B	944,884	3,449,726
#	Metso OYJ	1,437,294	15,617,211
#	Nokian Renkaat OYJ	490,702	3,903,439
	Olvi OYJ, Class A	95,777	3,591,202
#	Oma Saastopankki OYJ	27,483	283,886
#	Oriola OYJ (OKDBV FH), Class B	673,147	833,912
	Orion OYJ (ORNBV FH), Class B	600,779	37,615,692
#	Outokumpu OYJ	1,469,784	5,657,390
	Pihlajalinna OYJ	86,520	1,364,959
	Ponsse OYJ	69,648	2,139,464
	Puuilo OYJ	119,530	1,702,166
#*	QT Group OYJ	78,638	5,131,284
	Raisio OYJ, Class V	621,992	1,733,664
*	Rapala VMC OYJ	116,693	171,978
#	Revenio Group OYJ	127,255	3,980,231
	Sampo OYJ, Class A	1,981,984	19,795,711
#	Sanoma OYJ	455,141	5,013,906
	Scanfil OYJ	2,904	28,650
	Stora Enso OYJ, Class R	546,497	5,076,076
#	Taaleri PLC	25,011	203,022
#	Talenom OYJ	7,120	28,781
*	Teleste OYJ	52,966	175,612
Ω	Terveystalo OYJ	388,828	5,403,838
#	TietoEVRY OYJ	469,114	8,404,191
#	Tokmanni Group Corp.	274,000	4,323,127
	Vaisala OYJ, Class A	125,505	6,682,360
#	Valmet OYJ	658,694	20,112,615
#*	Verkkokauppa.com OYJ	13,945	43,363
#	Viking Line Abp	11,073	252,174
#*	WithSecure OYJ	540,118	575,974
#*	YIT OYJ	703,699	2,053,774

TOTAL FINLAND			331,276,311

FRANCE — (10.3%)
#*	74Software SA	54,828	2,115,405

		Shares	Value»
FRANCE — (Continued)
#	ABC arbitrage	120,070	$820,552
*	Air France-KLM	213,395	1,863,121
	AKWEL SADIR	61,150	511,799
*	Alstom SA	1,931,279	46,638,770
	Altamir	136,094	3,564,767
	Alten SA	153,864	13,042,026
	Arkema SA	222,414	16,909,128
#	Assystem SA	49,529	2,152,246
	Aubay	38,742	2,021,059
Ω	Ayvens SA	20,522	208,026
*	Bastide le Confort Medical	18,680	577,585
#	Beneteau SACA	207,349	1,897,015
	Boiron SA	33,957	934,721
	Bonduelle SCA	86,179	806,027
*††	Bourbon Corp. SA	28,851	0
#	Catana Group	47,853	184,561
#*	Cegedim SA	36,805	499,137
	Cie des Alpes	125,439	2,468,348
#*	Claranova SE	66,462	179,595
#*	Clariane SE	1,044,376	4,437,676
	Coface SA	734,846	15,061,958
	Derichebourg SA	647,148	4,451,567
#*	Ekinops SAS	7,393	27,603
	Electricite de Strasbourg SA	21,112	3,339,812
*Ω	Elior Group SA	624,974	1,893,258
	Elis SA	1,130,371	29,015,576
	Equasens	14,637	645,448
#	Eramet SA	40,848	2,264,951
	Esso SA Francaise	7,699	1,237,563
	Etablissements Maurel et Prom SA	387,272	1,993,525
	Eurazeo SE	229,679	16,794,027
#*	Euroapi SA	114,489	358,095
#*	Eutelsat Communications SACA	1,129,007	4,610,734
	Exel Industries SA, Class A	10,459	417,779
	Fnac Darty SA	10,597	368,011
	Fnac Darty SA (FNAC FP)	56,665	1,972,980
	Forvia SE (FRVIA FP)	672,065	5,191,506
*	Gaumont SA	10,715	1,011,415
	Gaztransport Et Technigaz SA	181,908	29,651,511
	GEA	2,433	249,713
	Getlink SE	29,535	560,817
	GL Events SACA	55,367	1,380,649
	Groupe Crit SA	22,324	1,722,426
	Groupe SFPI	21,754	53,249
#	Guerbet	34,030	774,216
*	Haulotte Group SA	25,908	78,531

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	ID Logistics Group SACA	17,514	$7,888,607
	Imerys SA	186,182	6,219,262
	Infotel SA	637	31,636
	Interparfums SA	15,816	626,896
	Ipsen SA	2,258	262,612
	IPSOS SA	252,618	11,960,116
#	Jacquet Metals SACA	82,260	1,934,912
*	JCDecaux SE	357,273	6,218,067
	Kaufman & Broad SA	91,469	3,591,408
Ω	La Francaise des Jeux SACA	254,335	9,065,552
	Laurent-Perrier	14,168	1,558,802
	Linedata Services	3,353	280,012
	LISI SA	48,174	1,508,521
	LNA Sante SA	30,986	806,637
#Ω	Maisons du Monde SA	103,773	323,578
	Manitou BF SA	56,008	1,291,549
	Mersen SA	119,669	2,564,814
#	Metropole Television SA	123,332	1,937,899
#*	Nacon SA	138	77
	Nexans SA	195,817	21,512,139
#*	Nexity SA	179,680	1,884,034
	NRJ Group	88,443	666,353
	Oeneo SA	91,324	942,959
	Opmobility	299,431	3,355,793
*	OVH Groupe SAS	9,813	130,474
#*	Pierre Et Vacances SA	52,921	82,994
	Quadient SA	154,177	2,918,399
	Remy Cointreau SA	24,306	1,317,720
	Rexel SA	1,211,850	33,669,588
	Robertet SA	977	906,162
	Rubis SCA	421,748	13,728,219
#	Samse SACA	7,930	1,267,088
	Savencia SA	34,499	2,612,678
	SCOR SE	793,895	25,014,984
	SEB SA	127,100	11,989,211
	Seche Environnement SACA	21,449	2,212,701
#*Ω	SMCP SA	83,829	302,206
	Societe BIC SA	127,466	8,247,241
	Societe LDC SADIR	746	64,757
	Sodexo SA	7,494	475,695
*	SOITEC	9,110	517,007
	Sopra Steria Group	82,550	16,925,961
	SPIE SA	753,218	36,917,133
*Ω	SRP Groupe SA	56,822	38,654
#	Stef SA	25,963	3,743,556
#*	Synergie SE	67,764	2,342,754
	Teleperformance SE	305,592	33,509,702
	Television Francaise 1 SA	268,368	2,564,378

		Shares	Value»
FRANCE — (Continued)
	TFF Group	10,603	$251,324
	Thermador Groupe	39,431	2,952,097
#	Tikehau Capital SCA	55,930	1,207,933
	Trigano SA	46,249	5,494,207
*	Ubisoft Entertainment SA	411,525	4,848,717
	Valeo SE	1,093,057	10,855,331
*	Vallourec SACA	842,462	15,571,017
Ω	Verallia SA	365,707	12,228,706
	Vetoquinol SA	12,422	1,049,582
	Vicat SACA	100,090	5,604,381
	VIEL & Cie SA	156,945	2,405,007
	Virbac SACA	7,854	2,769,062
*	Viridien	35,512	2,106,840
#*	Voltalia SA	106,948	886,309
	Vranken-Pommery Monopole SA	16,787	223,533
#	Wavestone	7,991	426,526
*Ω	Worldline SA	130,606	723,627

TOTAL FRANCE			584,494,180

GERMANY — (11.7%)
	1&1 AG	218,379	3,880,458
	7C Solarparken AG	277,569	633,512
	Adesso SE	11,589	1,287,177
	Adtran Networks SE	5,435	124,976
	AIXTRON SE	379,486	5,152,999
	All for One Group SE	5,469	351,463
	Allgeier SE	46,734	1,075,981
	AlzChem Group AG	3,166	408,571
	Amadeus Fire AG	16,080	1,366,954
	Atoss Software SE	42,630	6,408,401
#	Aurubis AG	158,734	13,858,833
*Ω	Auto1 Group SE	26,757	642,905
*	Basler AG	52,628	532,596
#*	BayWa AG (BYW6 GR)	100,397	921,190
	Bechtle AG	415,814	17,739,726
#	Bertrandt AG	28,124	607,100
	Bijou Brigitte AG	22,623	1,087,672
	Bilfinger SE	162,046	13,781,998
#	Borussia Dortmund GmbH & Co. KGaA	456,278	1,694,894
#*	BRANICKS Group AG	375,149	813,260
	Brenntag SE	66,165	4,418,753
	CANCOM SE (COK GR)	56,729	1,741,827
*	Ceconomy AG	838,588	2,980,246
	CENIT AG	41,905	393,050
	Cewe Stiftung & Co. KGaA	45,539	5,266,286
*	CompuGroup Medical SE & Co. KGaA	149,580	3,727,939

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	CTS Eventim AG & Co. KGaA	214,862	$25,458,349
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	288,256
	Dermapharm Holding SE	94,892	4,145,407
*	Deutsche Beteiligungs AG	82,898	2,369,503
	Deutsche EuroShop AG	6,828	149,810
*Ω	Deutsche Pfandbriefbank AG	777,830	4,770,729
	Deutsche Wohnen SE	3,284	83,456
	Deutz AG	612,047	4,752,191
#*	Dr. Hoenle AG	28,736	278,983
	Draegerwerk AG & Co. KGaA	19,059	1,074,010
	Duerr AG	298,100	7,057,168
Ω	DWS Group GmbH & Co. KGaA	95,407	5,022,550
	Eckert & Ziegler SE	84,525	5,777,913
	Elmos Semiconductor SE	36,953	2,517,398
	ElringKlinger AG	185,768	1,037,026
	Energiekontor AG	30,017	1,445,978
#*	Evotec SE	816,156	6,831,585
	Fielmann Group AG	140,122	7,962,413
	flatexDEGIRO AG	409,122	10,766,795
*	Fraport AG Frankfurt Airport Services Worldwide	182,432	12,090,054
	Freenet AG	771,156	32,067,059
	Friedrich Vorwerk Group SE	23,256	1,587,955
	FUCHS SE	126,009	4,844,149
	GEA Group AG	514,790	33,584,738
	Gerresheimer AG	175,816	11,928,709
	Gesco SE	51,345	938,106
	GFT Technologies SE	119,509	3,375,310
	Grenke AG	96,618	1,481,021
	H&R GmbH & Co. KGaA	71,674	331,025
	Hawesko Holding SE	313	8,811
*	Heidelberger Druckmaschinen AG	1,538,797	2,118,270
#*	HelloFresh SE	755,113	7,862,846
	Hensoldt AG	333,222	25,814,300
	Hornbach Holding AG & Co. KGaA	52,423	5,902,155

		Shares	Value»
GERMANY — (Continued)
	HUGO BOSS AG	238,458	$9,945,918
	Indus Holding AG	73,991	2,084,413
	Init Innovation in Traffic Systems SE	38,395	1,709,436
Ω	Instone Real Estate Group SE	100,940	933,672
	IVU Traffic Technologies AG	52,179	1,110,039
	Jenoptik AG	267,523	5,341,046
Ω	JOST Werke SE	21,852	1,229,741
	K&S AG	744,928	12,992,946
	KION Group AG	416,672	17,731,869
	Kloeckner & Co. SE	83,904	675,349
#	Knaus Tabbert AG	6,420	96,118
#*	Koenig & Bauer AG	75,375	1,394,747
	Krones AG	100,284	14,658,325
	KSB SE & Co. KGaA	3,257	3,125,483
	KWS Saat SE & Co. KGaA	79,102	4,991,201
	Lanxess AG	424,872	12,756,351
	LEG Immobilien SE	402,018	34,078,739
	Leifheit AG	56,025	1,380,451
*	Mediclin AG	21,220	70,338
*	Medios AG	40,460	537,312
	MLP SE	466,073	4,225,926
#	Mutares SE & Co. KGaA	20,493	749,291
#*	Nagarro SE	44,229	3,153,139
*	Nordex SE	250,062	4,681,994
	Norma Group SE	180,061	2,263,022
	Patrizia SE	293,577	2,462,209
*	Pentixapharm Holding AG	79,755	262,003
	Pfeiffer Vacuum Technology AG	13,512	2,380,543
	ProCredit Holding AG	6,636	76,258
	ProSiebenSat.1 Media SE	795,006	5,548,119
	Puma SE (PUM GR)	452,059	11,672,547
#*	PVA TePla AG	117,719	2,188,537
	PWO AG	8,558	279,856
*	q.beyond AG	631,554	573,679
*	R Stahl AG	14,952	303,064
	Rational AG	633	543,136
	SAF-Holland SE	234,830	4,260,790
	Salzgitter AG	128,832	3,183,745
	Schaeffler AG	32,558	140,505
	Schloss Wachenheim AG	6,929	115,312
	Secunet Security Networks AG	9,618	2,242,750
#*	SGL Carbon SE	312,035	1,248,129
	Siltronic AG	82,724	3,363,609
	Sixt SE	64,774	6,158,276

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	SMA Solar Technology AG	44,384	$769,762
	Stabilus SE	142,382	3,949,424
	STRATEC SE	33,286	905,659
	Stroeer SE & Co. KGaA	193,372	11,546,517
#	Suedzucker AG	377,566	5,083,522
*	Surteco Group SE	47,139	857,420
	SUSS MicroTec SE	143,891	5,540,696
*	TAG Immobilien AG	1,175,808	19,143,258
	Takkt AG	180,410	1,558,288
*Ω	TeamViewer SE	735,586	11,300,606
	Technotrans SE	36,431	744,055
	thyssenkrupp AG	2,434,818	27,923,127
*	TUI AG	2,283,309	17,568,897
	United Internet AG	435,652	9,879,196
#	Verbio SE	100,018	1,180,455
	Vossloh AG	68,864	5,440,554
	Wacker Chemie AG	83,886	6,341,412
	Wacker Neuson SE	207,598	5,582,469
	Washtec AG	74,537	3,591,662
*	Westwing Group SE	14,210	123,545
	Wuestenrot & Wuerttembergische AG	138,739	2,234,614
*Ω	Zalando SE	296,776	10,837,154
	Zeal Network SE	5,501	280,257

TOTAL GERMANY			667,925,277

GREECE — (0.0%)
*††	Neorion Holdings SA	14,991	0

GREENLAND — (0.0%)
	GronlandsBANKEN AS	1,125	130,882

IRELAND — (0.6%)
	Cairn Homes PLC	2,629,336	5,792,499
	Dalata Hotel Group PLC	593,044	3,398,998
	FBD Holdings PLC (FBD ID)	17,353	252,965
	FBD Holdings PLC (FBH LN)	125,459	1,833,429
	Glanbia PLC (GLB ID)	298,453	3,863,532
	Glanbia PLC (GLB LN)	700,614	9,399,715
*Ω	Glenveagh Properties PLC	1,476,226	2,766,815
	Irish Continental Group PLC (IR5B ID)	825,575	4,877,065

		Shares	Value»
IRELAND — (Continued)
*	Permanent TSB Group Holdings PLC	273,432	$478,654

TOTAL IRELAND			32,663,672

ISRAEL — (1.9%)
#*	Adgar Investment & Development Ltd.	105,459	123,605
#*	Afcon Holdings Ltd.	3,064	156,009
#*	AFI Properties Ltd.	100,052	5,061,254
	Africa Israel Residences Ltd.	20,736	1,371,890
#*	Alarum Technologies Ltd.	10,500	7,335
#*	Allot Ltd.	171,830	1,015,207
*	Alrov Properties & Lodgings Ltd.	49,832	2,665,744
	Arad Ltd.	31,707	449,248
	Aryt Industries Ltd.	18,534	119,078
*	Ashdod Refinery Ltd.	36,568	600,799
	Atreyu Capital Markets Ltd.	828	16,160
	AudioCodes Ltd. (AUDC IT)	25,347	239,581
	AudioCodes Ltd. (AUDC US)	5,644	52,941
	Automatic Bank Services Ltd.	16,866	104,277
*	Avgol Industries 1953 Ltd.	468,925	195,906
#	Azorim-Investment Development & Construction Co. Ltd.	507,009	2,336,197
*	Bet Shemesh Engines Holdings 1997 Ltd.	34,921	4,673,522
	Blue Square Real Estate Ltd.	36,303	3,091,645
	Carasso Motors Ltd.	137,415	1,058,311
*	Cellcom Israel Ltd. (CEL IT)	453,485	2,871,667
*	Ceragon Networks Ltd.	266,244	580,412
#*	Cielo-Blu Group Ltd.	11,076	13,208
#*	Compugen Ltd.	131,543	189,547
	Danel Adir Yeoshua Ltd.	24,067	2,601,046
	Danya Cebus Ltd.	1,467	42,326
*	Delek Automotive Systems Ltd.	102,904	741,544
	Delta Galil Ltd.	65,527	3,089,806

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Direct Finance of Direct Group 2006 Ltd.	676	$100,619
*	Dor Alon Energy in Israel 1988 Ltd.	10,173	329,317
#*	Doral Group Renewable Energy Resources Ltd.	125,646	418,220
	Duniec Brothers Ltd.	489	29,493
#*	El Al Israel Airlines	247,794	757,386
	Electra Consumer Products 1970 Ltd.	60,700	1,671,706
	Electra Real Estate Ltd.	879	10,908
#*	Electreon Wireless Ltd.	4,650	101,717
*	Ellomay Capital Ltd.	2,597	37,818
*	Equital Ltd.	111,953	4,199,086
#	FMS Enterprises Migun Ltd.	19,186	925,596
	Formula Systems 1985 Ltd. (FORTY IT)	49,575	4,377,022
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	495	42,872
	Fox Wizel Ltd.	43,805	3,684,342
	Gav-Yam Lands Corp. Ltd.	19,191	170,622
#*	Gilat Satellite Networks Ltd.	207,925	1,318,924
*	Hagag Group Real Estate Development	26,721	122,859
	Hilan Ltd.	23,409	1,494,559
	IDI Insurance Co. Ltd.	37,805	1,770,475
*	IES Holdings Ltd.	1,768	105,341
	Ilex Medical Ltd.	4,067	67,387
#	Inrom Construction Industries Ltd.	403,832	1,692,557
	Isracard Ltd.	441,294	2,078,167
#	Israel Canada TR Ltd.	129,481	421,459
	Israel Shipyards Industries Ltd.	2,132	77,157
	Isras Investment Co. Ltd.	7,014	1,512,665
#	Issta Ltd.	22,740	520,812
	Kamada Ltd. (KMDA IT)	203,071	1,322,146

		Shares	Value»
ISRAEL — (Continued)
	Kardan Real Estate Enterprise & Development Ltd.	61,338	$89,872
	Kerur Holdings Ltd.	32,360	694,637
	Klil Industries Ltd.	5,560	309,626
	Kvutzat Acro Ltd.	33,088	447,276
	Lahav L.R. Real Estate Ltd.	9,407	12,244
#	Land Development Nimrodi Group Ltd.	93,787	736,955
#	Lapidoth Capital Ltd.	1,086	18,722
	M Yochananof & Sons Ltd.	10,049	679,627
	Magic Software Enterprises Ltd. (MGIC IT)	134,709	1,863,012
	Magic Software Enterprises Ltd. (MGIC US)	1,403	19,418
*	Malam - Team Ltd.	11,092	226,593
	Matrix IT Ltd.	43,714	1,069,989
	Max Stock Ltd.	61,376	234,513
#	Maytronics Ltd.	102,163	115,518
	Mediterranean Towers Ltd.	379,849	1,150,085
	Mega Or Holdings Ltd.	90,568	3,079,497
	Meitav Investment House Ltd.	194,223	2,502,224
#	Meshulam Levinstein Contracting & Engineering Ltd.	780	82,762
	Mivtach Shamir Holdings Ltd.	31,365	2,171,209
	Mizrahi Tefahot Bank Ltd.	1	53
#	Nawi Group Ltd.	73,059	996,909
*	Nayax Ltd.	12,569	527,699
	Neto Malinda Trading Ltd.	7,346	222,202
*	Neto ME Holdings Ltd.	3,661	169,751
	Novolog Ltd.	200,415	83,498
	Oil Refineries Ltd.	10,677,656	2,680,882
	One Software Technologies Ltd.	90,670	1,712,955
*	OY Nofar Energy Ltd.	2,950	69,046
	Palram Industries 1990 Ltd.	4,840	102,985
#	Partner Communications Co. Ltd.	616,439	4,095,438
	Paz Retail & Energy Ltd.	39,958	5,641,927

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Perion Network Ltd.	41,241	$389,242
	Plasson Industries Ltd.	19,120	1,049,169
	Prashkovsky Investments & Construction Ltd.	27,381	705,587
#*	Priortech Ltd.	31,134	1,264,822
	Qualitau Ltd.	1,997	112,165
#	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	47,534	3,636,857
*	Rani Zim Shopping Centers Ltd.	26,927	32,855
	Retailors Ltd.	18,402	379,820
#*	Scope Metals Group Ltd.	45,767	1,581,887
	Summit Real Estate Holdings Ltd.	215,637	3,180,850
	Suny Cellular Communication Ltd.	187,376	60,415
	Tadiran Group Ltd.	14,575	809,167
Ω	Tamar Petroleum Ltd.	81,235	767,579
	Tel Aviv Stock Exchange Ltd.	112,653	1,385,100
	Telsys Ltd.	1,180	55,598
*	Tera Light Ltd.	45,638	115,424
	Tiv Taam Holdings 1 Ltd.	39,749	83,541
	Victory Supermarket Chain Ltd.	5,213	62,364

TOTAL ISRAEL			110,309,063

ITALY — (8.8%)
	A2A SpA	8,218,896	20,902,870
*	Abitare In SpA	1,909	6,944
	ACEA SpA	245,241	5,761,358
#*	Aeffe SpA	177,250	121,571
	Amplifon SpA	654,111	12,518,995
	Arnoldo Mondadori Editore SpA	992,688	2,416,116
	Ascopiave SpA	432,784	1,619,626
	Avio SpA	76,964	1,672,637
	Azimut Holding SpA	552,386	15,350,323
	Banca Generali SpA	331,041	19,639,906
	Banca IFIS SpA	151,337	3,791,927
#	Banca Monte dei Paschi di Siena SpA	5,051,111	42,716,118
	Banca Popolare di Sondrio SpA	1,963,753	24,607,548
#	Banca Profilo SpA	1,651,684	340,441

		Shares	Value»
ITALY — (Continued)
Ω	Banca Sistema SpA	335,410	$628,409
#	Banco di Desio e della Brianza SpA	244,337	2,096,323
Ω	BFF Bank SpA	949,554	8,995,890
#	Biesse SpA	38,393	307,348
#	BPER Banca SpA	2,985,713	24,250,211
#	Brunello Cucinelli SpA	180,266	20,351,971
	Buzzi SpA	441,099	23,114,958
	Cairo Communication SpA	349,136	1,140,572
Ω	Carel Industries SpA	1,486	29,783
	Cembre SpA	10,631	587,922
*	CIR SpA-Compagnie Industriali	2,713,555	1,800,328
	Credito Emiliano SpA	494,654	6,800,403
#	Danieli & C Officine Meccaniche SpA (DAN IM)	89,250	3,073,824
	Danieli & C Officine Meccaniche SpA (DANR IM)	148,854	4,028,757
	Datalogic SpA	61,179	295,988
#*	Digital Bros SpA	34,830	471,730
#*Ω	doValue SpA	177,687	366,344
	Emak SpA	376,132	336,863
Ω	Enav SpA	770,677	3,412,694
#	ERG SpA	185,864	3,802,362
*	Esprinet SpA	164,535	982,594
	Fiera Milano SpA	38,749	225,318
	Fila SpA	162,214	2,113,366
*	Fincantieri SpA	41,085	535,260
#*††	Finmatica SpA	5,960	0
#	FNM SpA	1,095,976	496,774
#	Gefran SpA	35,925	371,757
#*	Geox SpA	268,574	113,087
	GPI SpA	24,149	252,197
	Hera SpA	4,283,801	20,280,483
#	IMMSI SpA	997,787	564,650
	Intercos SpA	34,623	521,152
	Iren SpA	3,483,285	9,944,533
#	Italgas SpA	2,282,731	18,754,958
#	Italmobiliare SpA	79,015	2,199,902
	LU-VE SpA	5,488	177,539
#	Maire SpA	956,295	10,328,515
#*††	Mariella Burani Fashion Group SpA	22,744	0
#	MARR SpA	5,826	64,449
	Moltiply Group SpA	126,668	6,276,609
*	Newlat Food SpA	24,519	476,972
#*Ω	Nexi SpA	2,382,257	13,914,903
	Orsero SpA	44,592	662,753
Ω	OVS SpA	1,174,566	4,239,321
	Pharmanutra SpA	10,106	618,964

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	Piaggio & C SpA	794,675	$1,559,992
Ω	Pirelli & C SpA	1,465,343	9,059,481
Ω	RAI Way SpA	505,631	3,463,288
	Reply SpA	123,280	22,009,107
	Rizzoli Corriere Della Sera Mediagroup SpA	837,029	931,905
#	Sabaf SpA	54,356	923,034
#*	Safilo Group SpA	275,375	225,168
#*	Saipem SpA	1,773,906	4,097,669
#	Salvatore Ferragamo SpA	102,072	639,519
#	Sanlorenzo SpA	25,699	825,029
#*	Seco SpA	21,231	44,088
#*	Seri Industrial SpA	3,574	8,599
	Sesa SpA	53,003	4,479,773
#	Sogefi SpA	312,879	735,845
	SOL SpA	219,864	10,038,263
#	Spaxs SpA	207,950	821,430
	Tamburi Investment Partners SpA	790,266	6,765,114
Ω	Technogym SpA	756,838	10,227,028
*	Telecom Italia SpA (TIT IM)	38,275,310	15,158,337
*	Telecom Italia SpA (TITR IM)	656,887	292,163
*	TREVI - Finanziaria Industriale SpA	405,238	123,683
	TXT e-solutions SpA	3,886	138,920
	Unipol Assicurazioni SpA	2,764,604	49,587,900
#	Webuild SpA	2,564,009	9,302,388
#	Wiit SpA	11,501	201,422
#	Zignago Vetro SpA	2,092	21,042

TOTAL ITALY			503,155,303

LIECHTENSTEIN — (0.1%)
	Liechtensteinische Landesbank AG	65,937	6,053,917
	VP Bank AG, Class A	18,635	1,857,859

TOTAL LIECHTENSTEIN			7,911,776

LUXEMBOURG — (1.0%)
	Aperam SA	188,310	5,479,337
*	Aroundtown SA	4,486,255	13,403,175
Ω	B&S Group SARL	39,302	258,966
Ω	Befesa SA	202,363	6,153,269
	d’Amico International Shipping SA	252,474	936,363
*	Grand City Properties SA	409,615	4,888,844
*	InPost SA	476,762	8,053,408
#	RTL Group SA	151,882	6,228,765
#	SES SA	1,939,196	10,281,612

		Shares	Value»
LUXEMBOURG — (Continued)
#	Sword Group	39,003	$1,383,155

TOTAL LUXEMBOURG			57,066,894

MONACO — (0.1%)
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	4,345,882

NETHERLANDS — (4.8%)
	Aalberts NV	623,215	20,694,866
	Acomo NV	61,735	1,517,275
*	AFC Ajax NV	13,955	158,413
#*Ω	Alfen NV	26,621	468,066
#	AMG Critical Materials NV	104,457	1,861,789
	Arcadis NV	455,920	22,108,052
*	Argo Properties NV	5,182	159,483
#*	Avantium NV	19,708	17,171
#*Ω	Basic-Fit NV	246,124	5,594,287
#	Brembo NV	552,680	5,167,942
#	Brunel International NV	97,045	1,023,740
	Cementir Holding NV	344,436	5,647,232
	Corbion NV	303,749	6,495,797
	COSMO Pharmaceuticals NV	19,438	1,127,284
#Ω	CTP NV	235,502	4,423,443
*	Fastned BV	409	9,163
	Flow Traders Ltd.	153,218	4,536,591
	ForFarmers NV	191,984	916,191
#	Fugro NV	473,788	5,556,402
	IMCD NV	150,348	19,993,374
	Iveco Group NV	796,858	12,730,675
#	Kendrion NV	76,705	893,168
	Koninklijke BAM Groep NV	1,911,457	12,947,811
	Koninklijke Heijmans NV	154,593	7,918,104
	Koninklijke Vopak NV	381,357	15,769,368
	MFE-MediaForEurope NV (MFEA IM), Class A	897,309	3,263,765
#	MFE-MediaForEurope NV (MFEB IM), Class B	316,964	1,542,609
#	Nedap NV	33,400	2,306,233
#	OCI NV	432,381	3,592,492
#*	Pharming Group NV	2,753,627	2,435,459
	Pluxee NV	160,030	3,599,010
#	PostNL NV	1,338,358	1,366,489
#	Randstad NV	539,495	21,655,170
	SBM Offshore NV	604,342	12,705,730

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
#*	SIF Holding NV	40,013	$422,169
Ω	Signify NV	594,729	12,328,180
#	Sligro Food Group NV	115,288	1,557,319
	Technip Energies NV	782,314	26,695,789
	TKH Group NV	219,835	8,685,715
#*	TomTom NV	319,546	1,689,029
	Van Lanschot Kempen NV	158,421	9,249,805

TOTAL NETHERLANDS			270,830,650

NORWAY — (1.5%)
#	2020 Bulkers Ltd.	94,666	1,011,788
	ABG Sundal Collier Holding ASA	1,966,560	1,241,929
	AF Gruppen ASA	5,046	72,423
*	Akastor ASA	594,497	639,685
#	Aker BioMarine ASA	18,649	95,295
	Aker Solutions ASA	73,234	198,765
	AMSC ASA	265,196	681,506
*	Archer Ltd.	142,932	281,266
#*	ArcticZymes Technologies ASA	83,850	133,319
	Arendals Fossekompani ASA	1,452	18,047
	Atea ASA	363,814	4,977,750
#*	Axactor ASA	684,941	309,153
	B2 Impact ASA	1,080,438	1,183,241
*	Bluenord ASA	37,925	2,172,591
	Bonheur ASA	137,587	3,185,895
	Borregaard ASA	222,499	3,828,275
	Bouvet ASA	90,554	698,851
	BW Offshore Ltd.	454,614	1,245,920
*	Cloudberry Clean Energy ASA	109,836	131,353
*Ω	Crayon Group Holding ASA	291,826	3,495,294
	DNO ASA	1,731,454	1,974,764
*Ω	Elkem ASA	1,052,204	1,850,907
Ω	Elmera Group ASA	276,674	986,206
	Elopak ASA	144,260	588,973
*	Endur ASA	2,202	17,598
Ω	Europris ASA	1,007,539	7,470,256
#	FLEX LNG Ltd. (FLNG NO)	134,726	3,250,411
#*	FLEX LNG Ltd. (FLNG US)	5,649	133,260
#	Grieg Seafood ASA	195,921	1,236,235
#*	Hexagon Composites ASA	588,778	1,061,718
#*	Hexagon Purus ASA	152,060	28,152
Ω	Kid ASA	75,893	1,066,290
	Kitron ASA	876,593	4,342,896

		Shares	Value»
NORWAY — (Continued)
Ω	Klaveness Combination Carriers ASA	66,520	$386,216
#*	Kongsberg Automotive ASA	2,870,176	372,947
*	LINK Mobility Group Holding ASA	713,362	1,679,845
#	Magnora ASA	136,755	290,033
	Medistim ASA	2,163	33,412
	Morrow Bank ASA	33,724	32,560
	MPC Container Ships ASA	1,851,693	2,738,196
Ω	Multiconsult ASA	2,534	46,316
#*	NEL ASA	310,883	67,314
	Norbit ASA	71,181	977,579
*	Nordic Mining ASA	71,130	143,042
#*Ω	Norske Skog ASA	136,628	238,508
*	Northern Ocean Ltd.	113,801	64,400
*	Norwegian Air Shuttle ASA	842,208	1,112,193
*	NRC Group ASA	31,346	14,904
	Odfjell Drilling Ltd.	482,369	2,510,865
	Odfjell SE, Class A	129,774	1,224,460
	Odfjell Technology Ltd.	107,420	427,412
*	OKEA ASA	206,616	325,411
#Ω	Okeanis Eco Tankers Corp.	44,427	1,038,862
	Olav Thon Eiendomsselskap ASA	2,884	71,745
*	Otello Corp. ASA	13,451	12,499
	Panoro Energy ASA	289,120	631,994
	Pareto Bank ASA	73,890	524,486
	Pexip Holding ASA	175,099	665,543
*	PhotoCure ASA	103,955	538,056
	Protector Forsikring ASA	84,407	2,970,743
	Rana Gruber ASA	98,940	704,322
#*	REC Silicon ASA	953,615	194,514
#*	Salmon Evolution ASA	400,285	234,151
*	SATS ASA	195,582	706,562
#*Ω	Scatec ASA	518,802	3,959,313
	SD Standard ETC PLC	271,994	49,321
	Sea1 offshore, Inc.	37,563	71,056
	Selvaag Bolig ASA	207,216	695,539
#*Ω	Shelf Drilling Ltd.	694,700	314,821
#*	SmartCraft ASA	10,481	26,157
#††	Solstad Maritime Holding AS	37,831	27,273
*	Solstad Offshore ASA	24,422	89,159
	Sparebanken More	3,278	31,508

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Sparebanken Sor	3,496	$68,400
	Stolt-Nielsen Ltd.	6,894	154,785
	Veidekke ASA	531,933	8,003,989
	Wilh Wilhelmsen Holding ASA, Class A	26,408	984,121

TOTAL NORWAY			85,064,544

PORTUGAL — (1.2%)
#	Altri SGPS SA	332,589	2,288,578
	Banco Comercial Portugues SA, Class R	54,867,978	35,093,467
	Corticeira Amorim SGPS SA	139,239	1,202,813
	CTT-Correios de Portugal SA	429,193	3,780,561
#	Ibersol SGPS SA	76,745	808,928
#	Mota-Engil SGPS SA	224,824	892,385
#	Navigator Co. SA	1,487,163	5,643,743
	NOS SGPS SA	846,475	3,532,693
	REN - Redes Energeticas Nacionais SGPS SA	2,287,055	7,506,517
	Semapa-Sociedade de Investimento e Gestao	17,419	326,496
	Sonae SGPS SA	5,742,005	7,291,977

TOTAL PORTUGAL			68,368,158

SPAIN — (6.8%)
	Acciona SA	110,881	16,157,948
	Acerinox SA	675,799	7,637,393
*††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	42,088	1,358,311
	Alantra Partners SA	60,724	602,791
	Almirall SA	388,233	4,307,735
#*	Amper SA	7,026,253	1,155,620
	Atresmedia Corp. de Medios de Comunicacion SA	376,795	2,378,670
	Audax Renovables SA	252,705	434,100
	Azkoyen SA	67,253	581,480
	Banco de Sabadell SA	35,081,456	102,360,089
#	Bankinter SA	2,653,541	30,910,930
#	CIE Automotive SA	342,627	9,057,585
	Construcciones y Auxiliar de Ferrocarriles SA	103,752	5,071,185

		Shares	Value»
SPAIN — (Continued)
#	Corp. ACCIONA Energias Renovables SA	39,846	$744,850
*	Distribuidora Internacional de Alimentacion SA	4,617	119,289
#	Ebro Foods SA	401,533	7,842,888
#*	eDreams ODIGEO SA	403,870	3,378,219
#	Elecnor SA	194,344	4,166,440
	Enagas SA	1,020,450	15,910,701
#	Ence Energia y Celulosa SA	596,521	1,923,686
	Ercros SA	590,023	1,997,041
	Faes Farma SA	1,808,882	8,783,259
	Fluidra SA	405,339	9,384,240
#Ω	Gestamp Automocion SA	693,014	2,070,138
#Ω	Global Dominion Access SA	427,572	1,412,146
*	Grenergy Renovables SA	3,875	222,609
*	Grifols SA	483,718	4,580,143
	Grupo Catalana Occidente SA	257,703	14,352,179
	Grupo Empresarial San Jose SA	141,180	926,499
	Iberpapel Gestion SA (IBG SM)	47,614	1,099,129
#	Indra Sistemas SA	533,795	17,019,454
#	Laboratorio Reig Jofre SA	15,329	50,634
	Laboratorios Farmaceuticos Rovi SA	92,151	5,402,344
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,889,715	4,197,541
	Logista Integral SA	310,609	10,619,194
	Mapfre SA	3,920,535	13,957,104
	Melia Hotels International SA	489,034	3,550,007
#Ω	Metrovacesa SA	27,648	349,472
	Miquel y Costas & Miquel SA	185,363	2,833,357
#Ω	Neinor Homes SA	114,915	2,000,380
#*	Obrascon Huarte Lain SA	3,117,009	1,094,844
#*	Oryzon Genomics SA	35,547	106,479
	Pharma Mar SA	60,597	5,133,257
	Prim SA	40,283	467,014

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Promotora de Informaciones SA, Class A	1,330,083	$598,268
Ω	Prosegur Cash SA	752,761	654,966
#	Realia Business SA	1,649,762	1,684,412
	Renta 4 Banco SA	442	6,621
	Sacyr SA	2,059,437	7,554,295
#*	Solaria Energia y Medio Ambiente SA	194,370	1,465,070
#*††	Soltec Power Holdings SA	58,317	79,211
#*Ω	Talgo SA	521,395	1,889,854
*	Tecnicas Reunidas SA	197,950	3,322,222
#	Tubacex SA	614,854	2,535,674
*	Tubos Reunidos SA	34,204	22,386
#Ω	Unicaja Banco SA	3,741,336	7,131,175
#	Vidrala SA	129,239	14,086,753
	Viscofan SA	258,450	18,644,956
#	Vocento SA	339,280	267,778

TOTAL SPAIN			387,652,015

SWEDEN — (6.3%)
Ω	AcadeMedia AB	491,095	4,041,065
#	AddLife AB, Class B	510,764	9,692,797
#	Addnode Group AB	590,409	5,082,936
	AFRY AB	442,049	7,658,246
Ω	Alimak Group AB	375,399	4,751,250
	Alleima AB	573,063	4,505,608
#	Alligo AB, Class B	157,419	1,797,423
Ω	Ambea AB	367,624	4,441,098
*	Annehem Fastigheter AB, Class B	214,348	350,188
	AQ Group AB	100,937	1,624,227
	Arise AB	21,470	76,658
#	Arjo AB, Class B	1,088,701	3,647,208
#	Atrium Ljungberg AB, Class B	124,765	441,783
Ω	Attendo AB	543,919	3,702,686
	Beijer Alma AB	296,567	6,169,137
	Bergman & Beving AB	200,531	6,088,149
	Betsson AB, Class B	709,028	12,400,236
*	BHG Group AB	716,305	1,711,652
	Bilia AB, Class A	514,700	6,441,664
	BioGaia AB, Class B	40,500	431,133
*	BioInvent International AB	59,104	191,910
#	Bjorn Borg AB	13,009	76,736
*	Bonava AB, Class B	1,376,013	1,832,349
*Ω	Boozt AB	19,562	170,559
Ω	Bravida Holding AB	938,798	8,945,630
	Bufab AB	214,776	8,877,326

		Shares	Value»
SWEDEN — (Continued)
	Bulten AB	89,808	$548,483
	Bure Equity AB	156,003	5,256,185
	Byggmax Group AB	317,424	1,567,622
	Catella AB	94,080	287,973
	Catena AB	56,352	2,652,845
	Cellavision AB	66,715	1,390,849
	Cibus Nordic Real Estate AB publ	195,849	3,389,604
*	Cint Group AB	457,900	345,466
	Clas Ohlson AB, Class B	260,229	7,371,783
	Cloetta AB, Class B	1,091,570	3,175,597
#Ω	Coor Service Management Holding AB	537,272	2,164,028
#	Corem Property Group AB (COREB SS), Class B	3,768,972	1,905,917
	CTT Systems AB	10,788	227,753
	Dios Fastigheter AB	673,652	4,678,006
Ω	Dometic Group AB	466,983	1,683,587
#*Ω	Dustin Group AB	1,327,257	470,048
*	Dynavox Group AB	9,997	90,518
	Eastnine AB	505,684	2,349,262
#	Elanders AB, Class B	74,315	413,717
#	Electrolux Professional AB, Class B	708,361	4,104,304
	Elekta AB, Class B	1,021,505	5,201,628
*	Eltel AB	172,532	140,847
*	Enea AB	72,647	496,992
#	Engcon AB	54,796	524,991
	Eolus Vind AB, Class B	46,496	224,117
	Ependion AB	100,183	1,197,898
	Ework Group AB	46,094	695,406
#	Fagerhult Group AB	323,685	1,398,932
#	Fasadgruppen Group AB	10,832	21,830
*	Fastighets AB Trianon.	20,413	40,903
*	Fastighetsbolaget Emilshus AB, Class B	17,064	80,756
	FastPartner AB (FPARA SS), Class A	88,242	518,496
	FastPartner AB (FPARD SS), Class D	35	256
	G5 Entertainment AB	21,397	288,589
	Granges AB	803,061	10,030,743
	Hanza AB	140,095	1,037,819
	Heba Fastighets AB, Class B	339,492	1,025,516

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#*	Hexatronic Group AB	335,371	$887,446
#*	HMS Networks AB	52,687	2,361,647
*Ω	Hoist Finance AB	288,342	2,588,539
	Hufvudstaden AB, Class A	4,060	49,434
*	Humana AB	187,684	793,587
#	Instalco AB	1,024,156	2,839,497
	INVISIO AB	58,370	2,345,922
	Inwido AB	449,118	9,518,022
	ITAB Shop Concept AB	34,700	91,276
	JM AB	364,135	5,809,307
*	Karnov Group AB	111,756	1,048,954
#*	K-fast Holding AB	32,288	41,892
*	Klarabo Sverige AB, Class B	22,416	37,596
	KNOW IT AB	147,348	2,201,626
#	Lime Technologies AB	27,059	1,092,280
	Lindab International AB	565,453	11,888,464
#	Loomis AB	157,968	6,574,853
*	Maha Energy AB	148,058	61,599
*	Medcap AB	22,514	1,015,600
	MEKO AB	213,533	2,803,748
#	MIPS AB	1,310	46,171
*	Modern Times Group MTG AB, Class B	437,155	5,237,628
	Momentum Group AB	184,563	3,047,463
#	NCAB Group AB	469,379	2,068,504
	NCC AB, Class B	489,246	9,108,512
	Nederman Holding AB	50,101	874,215
*	Net Insight AB, Class B	1,760,702	533,079
	New Wave Group AB, Class B	644,123	7,882,030
*	Nivika Fastigheter AB, Class B	10,217	42,352
#*	Nobia AB	2,720,768	938,965
	Nolato AB, Class B	1,528,597	8,588,413
*	Norion Bank AB	341,331	1,389,505
*	Norva24 Group AB	17,804	66,693
#	Note AB	90,967	1,513,370
#	NP3 Fastigheter AB	157,465	4,103,179
*	Nyfosa AB	1,067,086	10,016,663
	OEM International AB, Class B	352,163	5,040,291
#*	Orron Energy AB	1,070,270	533,989
*	Ovzon AB	568	1,475
	Peab AB, Class B	817,341	6,798,706
	Platzer Fastigheter Holding AB, Class B	320,761	2,520,792
	Prevas AB, Class B	15,620	157,826

		Shares	Value»
SWEDEN — (Continued)
*	Pricer AB, Class B	774,633	$470,790
	Proact IT Group AB	206,921	2,475,302
	Ratos AB, Class B	1,178,695	4,022,644
	RaySearch Laboratories AB	158,279	4,285,753
	Rejlers AB	948	17,596
*	Rottneros AB	662,504	411,941
	Rvrc Holding AB	115,865	601,212
	Scandi Standard AB	360,822	3,287,591
Ω	Scandic Hotels Group AB	920,206	7,162,184
*	Sdiptech AB, Class B	101,271	2,268,011
*	Sedana Medical AB	35,048	36,980
*	Sensys Gatso Group AB	43,904	193,378
*Ω	Sinch AB	2,650,413	6,161,604
*	Sivers Semiconductors AB	68,258	25,477
	SkiStar AB	305,022	5,282,715
	Solid Forsakring AB	89,141	711,909
*	Stendorren Fastigheter AB	6,293	134,235
*	Stillfront Group AB	1,732,265	888,125
	Storskogen Group AB, Class B	4,769,441	6,283,861
	Synsam AB	89,487	455,320
	Systemair AB	419,312	3,590,812
*	TF Bank AB	5,604	206,184
	Troax Group AB	219,952	3,048,290
	Truecaller AB, Class B	621,985	4,680,724
	VBG Group AB, Class B	66,409	1,859,013
*	Vestum AB	62,611	67,113
	Vitec Software Group AB, Class B	92,305	4,217,506
	Vitrolife AB	5,790	94,239
	Volati AB	11,330	139,557
	XANO Industri AB, Class B	5,023	22,306

TOTAL SWEDEN			359,812,402

SWITZERLAND — (17.4%)
	Accelleron Industries AG (ACLN SW)	330,405	17,737,602
	Adecco Group AG	576,916	15,014,932
	Allreal Holding AG	110,728	24,397,809
	ALSO Holding AG	36,016	10,999,482
	APG SGA SA	8,077	2,179,211
	Arbonia AG	292,971	2,223,261
*	Aryzta AG	4,928,090	12,360,445
	Ascom Holding AG	211,803	830,703
	Autoneum Holding AG	22,372	3,352,913

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Avolta AG	431,730	$19,672,969
	Baloise Holding AG	115,548	25,706,250
	Banque Cantonale de Geneve	10,177	3,049,450
	Banque Cantonale du Jura SA	3,848	284,267
#	Banque Cantonale Vaudoise	105,743	13,014,597
	Barry Callebaut AG	1,304	1,169,055
	Belimo Holding AG	54,024	45,902,107
	Bell Food Group AG	13,638	4,387,867
	Bellevue Group AG	38,228	397,788
#	Berner Kantonalbank AG	31,526	9,696,083
	BKW AG	88,043	17,651,504
#	Bossard Holding AG, Class A	39,753	8,668,930
	Bucher Industries AG	45,417	19,616,694
	Burckhardt Compression Holding AG	14,686	9,984,873
	Burkhalter Holding AG	27,531	4,095,566
	Bystronic AG	8,085	2,468,192
#	Calida Holding AG	2,321	44,689
	Carlo Gavazzi Holding AG	3,383	797,272
*	Cavotec SA	79,682	125,465
	Cembra Money Bank AG	161,550	19,500,498
#	Cham Swiss Properties AG	28,410	760,795
*	Cicor Technologies Ltd	14,675	1,978,916
	Cie Financiere Tradition SA	10,201	2,697,616
#	Clariant AG	1,046,417	11,712,573
#	Coltene Holding AG	18,021	1,367,067
	CPH Group AG	229	18,377
	Daetwyler Holding AG	27,814	4,016,081
	DKSH Holding AG	193,753	14,273,667
#*	DocMorris AG	15,391	433,901
	dormakaba Holding AG	19,413	16,375,973
	EDAG Engineering Group AG	56,009	417,732
	EFG International AG	601,176	9,094,784
	Emmi AG	14,183	13,951,335
#*	Feintool International Holding AG	39,987	538,411
	Fenix Outdoor
	International AG	21,036	1,326,578
	Flughafen Zurich AG	114,334	28,810,184
	Forbo Holding AG	6,528	6,263,303

		Shares	Value»
SWITZERLAND — (Continued)
	Fundamenta Real Estate AG	3,191	$65,879
Ω	Galenica AG	265,647	27,824,567
*	GAM Holding AG	682,619	86,536
#	Georg Fischer AG	482,759	34,905,745
#*	Gurit Holding AG, Class BR	17,665	278,103
	Helvetia Holding AG	184,566	40,714,802
	Hiag Immobilien Holding AG	29,221	3,541,418
	Huber & Suhner AG	103,518	9,108,864
	Hypothekarbank Lenzburg AG	6	29,209
	Implenia AG	88,228	4,989,950
	Inficon Holding AG	126,120	13,382,319
	Interroll Holding AG	4,350	9,546,623
	Intershop Holding AG	53,477	8,774,282
	Investis Holding SA	7,183	1,057,854
	Jungfraubahn Holding AG	20,143	4,844,808
	Kardex Holding AG	44,989	11,333,775
#*	Komax Holding AG	17,498	2,176,950
#*	Kudelski SA	217,692	317,524
	Landis & Gyr Group AG	89,993	5,788,086
	LEM Holding SA	3,234	2,698,707
	Luzerner Kantonalbank AG	113,127	9,563,410
Ω	Medacta Group SA	16,951	2,751,804
Ω	Medmix AG	136,216	1,704,358
#	Meier Tobler Group AG	45,826	1,927,016
	Metall Zug AG, Class B	1,076	1,341,155
	Mikron Holding AG	13,436	260,877
#	Mobilezone Holding AG	293,515	4,034,816
	Mobimo Holding AG	61,314	23,682,011
*Ω	Montana Aerospace AG	23,312	465,556
	Naturenergie Holding AG	83,915	3,292,915
	Novavest Real Estate AG	1,614	73,113
	OC Oerlikon Corp. AG Pfaffikon	1,002,940	4,254,615
#	Orell Fuessli AG	5,028	596,810
#	Orior AG	30,578	692,402
	Phoenix Mecano AG	4,038	2,079,570
	Plazza AG, Class A	7,288	3,158,465
*Ω	PolyPeptide Group AG	11,760	272,489
	PSP Swiss Property AG	294,218	52,391,555

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#	Rieter Holding AG	14,107	$1,201,793
	Romande Energie Holding SA	68,578	3,563,360
	Schweiter Technologies AG	5,385	2,481,519
#	Schweizerische Nationalbank	23	91,620
	SFS Group AG	110,663	14,958,941
	Siegfried Holding AG	301,110	35,849,119
#	SIG Group AG	858,965	16,569,393
	SKAN Group AG	17,108	1,401,976
	Softwareone Holding AG	163,888	1,134,465
#	St. Galler Kantonalbank AG	16,805	10,123,504
#	Stadler Rail AG	182,616	4,816,861
#	StarragTornos Group AG	2,819	121,475
	Sulzer AG	127,241	21,536,835
	Swiss Prime Site AG	171,071	24,122,040
	Swissquote Group Holding SA	72,853	37,606,488
	Tecan Group AG	1,244	242,280
	Temenos AG	281,663	20,175,624
	Thurgauer Kantonalbank	2,912	511,644
	TX Group AG	18,706	4,208,248
	u-blox Holding AG	38,657	3,918,174
	Valiant Holding AG	97,848	14,410,853
	Vaudoise Assurances Holding SA	6,782	4,948,077
	Vetropack Holding AG.	70,586	2,438,091
	Vontobel Holding AG	191,371	13,829,152
	VZ Holding AG	81,039	16,722,110
	V-ZUG Holding AG	11,058	931,185
#	Walliser Kantonalbank	19,673	2,954,094
#	Warteck Invest AG	117	273,383
	Ypsomed Holding AG	20,705	8,821,742
	Zehnder Group AG	76,376	5,084,130
	Zug Estates Holding AG, Class B	1,242	3,192,159
	Zuger Kantonalbank	711	7,315,736

TOTAL SWITZERLAND			988,932,776

UNITED KINGDOM — (0.2%)
	Allfunds Group PLC	935,238	5,279,817
#	TORM PLC, Class A	196,545	3,275,641

TOTAL UNITED KINGDOM			8,555,458

	Shares	Value»
UNITED STATES — (0.0%)
* ADTRAN Holdings, Inc.	66,075	$506,502

TOTAL COMMON STOCKS		5,222,093,855

PREFERRED STOCKS — (0.8%)

GERMANY — (0.8%)
Draegerwerk AG & Co. KGaA, 3.010%	47,625	3,245,177
Einhell Germany AG, 1.478%	870	64,947
FUCHS SE, 2.506%	425,341	21,327,718
Jungheinrich AG, 2.370%	292,088	10,615,294
Sixt SE, 6.712%	101,360	6,750,631
STO SE & Co. KGaA, 3.994%	15,028	2,149,162
Villeroy & Boch AG, 6.140%	41,086	805,311

TOTAL GERMANY		44,958,240

RIGHTS/WARRANTS — (0.0%)

ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/2030	116,038	0

SPAIN — (0.0%)
* Obrascon Huarte Lain SA Rights 05/15/2025	3,117,009	16,596

TOTAL RIGHTS/WARRANTS		16,596

TOTAL INVESTMENT SECURITIES (Cost $3,645,769,534)		5,267,068,691

		Value†
SECURITIES LENDING COLLATERAL — (7.5%)
@§ The DFA Short Term Investment Fund	36,762,577	425,159,200

TOTAL INVESTMENTS — (100.0%) (Cost $4,070,978,274)		$5,692,227,891

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

As of April 30, 2025, the value of Rule 144A securities amounted to $337,162,403 or 6.3% of net assets.

Summary of the Series’ investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	—	$199,643,314	—	$199,643,314
Belgium	$422,510	199,782,227	—	200,204,737
Canada	—	6,580,999	—	6,580,999
Denmark	—	346,663,060	—	346,663,060
Finland	—	331,276,311	—	331,276,311
France	—	584,494,180	—	584,494,180
Germany	—	667,925,277	—	667,925,277
Greenland	—	130,882	—	130,882
Ireland	—	32,663,672	—	32,663,672
Israel	695,643	109,613,420	—	110,309,063
Italy	—	503,155,303	—	503,155,303
Liechtenstein	—	7,911,776	—	7,911,776
Luxembourg	—	57,066,894	—	57,066,894
Monaco	—	4,345,882	—	4,345,882
Netherlands	—	270,830,650	—	270,830,650
Norway	133,260	84,904,011	$27,273	85,064,544
Portugal	—	68,368,158	—	68,368,158
Spain	—	387,572,804	79,211	387,652,015
Sweden	—	359,812,402	—	359,812,402
Switzerland	—	988,932,776	—	988,932,776
United Kingdom	—	8,555,458	—	8,555,458
United States	—	506,502	—	506,502
Preferred Stocks
Germany	—	44,958,240	—	44,958,240
Rights/Warrants
Spain	—	16,596	—	16,596
Securities Lending Collateral	—	425,159,200	—	425,159,200

Total Investments in Securities	$1,251,413	$5,690,869,994	$106,484<>	$5,692,227,891

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Shares	Value»
COMMON STOCKS — (91.8%)
COMMUNICATION SERVICES — (1.3%)
*	Cineplex, Inc.	28,705	$205,512
#	Cogeco Communications, Inc.	75,074	3,692,164
	Cogeco, Inc.	31,967	1,486,815
	Quebecor, Inc., Class B	346,107	9,494,971
	TELUS Corp.	180,109	2,772,315
*	WildBrain Ltd.	12,937	16,047
	Yellow Pages Ltd.	56,545	415,084

TOTAL COMMUNICATION SERVICES			18,082,908

CONSUMER DISCRETIONARY — (3.8%)
*	Aritzia, Inc.	450,762	15,854,816
#*	AutoCanada, Inc.	112,783	1,275,415
	BMTC Group, Inc.	20,581	175,415
*	Bragg Gaming Group, Inc.	4,700	18,751
	BRP, Inc. (DOOO US)	110,815	3,755,520
#*	Canada Goose Holdings, Inc. (GOOS US)	41,969	350,861
#	Canadian Tire Corp. Ltd., Class A	67,563	7,394,390
*	Dorel Industries, Inc., Class B	159,177	191,668
	Exco Technologies Ltd.	164,124	678,592
	Gamehost, Inc.	89,999	648,912
*	GoldMoney, Inc.	20,595	119,214
	Leon’s Furniture Ltd.	129,679	2,163,512
	Linamar Corp.	227,439	8,346,249
	Martinrea International, Inc.	421,234	2,242,752
#	MTY Food Group, Inc.	109,121	3,432,872
	Pet Valu Holdings Ltd.	66,297	1,375,857
	Pizza Pizza Royalty Corp.	136,724	1,418,216
#	Pollard Banknote Ltd.	49,129	729,843
Ω	Spin Master Corp.	168,624	2,982,049

TOTAL CONSUMER DISCRETIONARY			53,154,904

CONSUMER STAPLES — (3.3%)
#	Andrew Peller Ltd., Class A	160,700	521,057

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Corby Spirit & Wine Ltd.	67,767	$749,635
	High Liner Foods, Inc.	101,508	1,247,313
Ω	Jamieson Wellness, Inc.	221,615	5,136,080
	KP Tissue, Inc.	47,200	273,559
	Lassonde Industries, Inc., Class A	17,800	2,676,068
	Maple Leaf Foods, Inc.	442,088	8,090,730
	North West Co., Inc.	260,127	10,434,515
	Premium Brands Holdings Corp.	231,302	13,152,302
	Rogers Sugar, Inc.	611,427	2,505,848
#*	SunOpta, Inc. (SOY CN)	125,411	545,819

TOTAL CONSUMER STAPLES			45,332,926

ENERGY — (18.8%)
*	Advantage Energy Ltd.	1,169,723	8,306,679
#	Africa Oil Corp.	1,729,489	2,258,146
*	Athabasca Oil Corp.	2,931,609	9,654,363
#	Baytex Energy Corp.	3,546,204	5,479,047
#	Birchcliff Energy Ltd.	1,512,977	6,178,776
*	Bonterra Energy Corp.	52,762	121,323
*	Calfrac Well Services Ltd.	18,245	43,806
#*	Canacol Energy Ltd.	158,831	342,179
#	Cardinal Energy Ltd.	733,319	3,053,278
	CES Energy Solutions Corp.	1,451,076	6,399,639
#*	Denison Mines Corp. (DML CN)	1,481,731	2,128,121
	Enerflex Ltd. (EFX CN)	501,298	3,279,927
	Enerflex Ltd. (EFXT US)	50,471	330,585
#*	Energy Fuels, Inc.	455,938	2,062,702
*	Ensign Energy Services, Inc.	783,098	1,022,470
#	Freehold Royalties Ltd.	623,529	5,160,646
#	Frontera Energy Corp.	221,832	801,337
	Gibson Energy, Inc.	849,068	13,358,686
*	Gran Tierra Energy, Inc. (GTE CN)	59,350	263,473

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
	Headwater Exploration, Inc.	1,240,510	$5,039,066
	InPlay Oil Corp.	4,862	24,544
*	Journey Energy, Inc.	22,652	21,853
*	Kelt Exploration Ltd.	959,125	3,889,097
*	Kolibri Global Energy, Inc.	5,600	37,981
*††	Lightstream Resources Ltd.	687,816	0
#*	Mattr Corp.	383,896	2,651,016
#	MEG Energy Corp.	1,033,032	14,492,122
	North American Construction Group Ltd. (NOA CN)	121,746	1,854,538
	North American Construction Group Ltd. (NOA US)	36,466	553,919
*	NuVista Energy Ltd.	807,648	6,883,696
#*	Obsidian Energy Ltd. (OBE CN)	12,060	50,826
*	Obsidian Energy Ltd. (OBE US)	351,644	1,480,421
*	Paladin Energy Ltd.	33,213	121,423
#	Paramount Resources Ltd., Class A	384,576	4,365,746
	Parex Resources, Inc.	615,121	4,952,737
	Parkland Corp.	737,606	18,581,936
	Pason Systems, Inc.	440,730	3,510,239
#	Peyto Exploration & Development Corp.	1,048,317	13,124,874
	PHX Energy Services Corp.	136,923	751,855
#	Pine Cliff Energy Ltd.	189,200	75,482
	PrairieSky Royalty Ltd.	1,144,791	19,273,610
*	Precision Drilling Corp. (PD CN)	46,724	1,954,903
#*	Precision Drilling Corp. (PDS US)	29,123	1,215,012
#*	Questerre Energy Corp., Class A	797,460	153,291
*	Saturn Oil & Gas, Inc.	63,600	71,046
	Secure Waste Infrastructure Corp.	1,822,233	17,355,228
*	Source Energy Services Ltd.	2,400	15,807
*	Spartan Delta Corp.	530,341	1,038,677
*Ω	STEP Energy Services Ltd.	31,360	88,716
#	Strathcona Resources Ltd.	7,061	126,152
#	Surge Energy, Inc.	329,085	1,114,772
	Tamarack Valley Energy Ltd.	2,856,995	7,398,428
*	Tenaz Energy Corp.	16,600	189,167

		Shares	Value»
ENERGY — (Continued)
	TerraVest Industries, Inc.	35,869	$3,738,587
#*	Tidewater Midstream & Infrastructure Ltd.	1,283,767	260,739
#	Topaz Energy Corp.	467,603	7,811,473
	Total Energy Services, Inc.	249,286	1,602,115
*	Touchstone Exploration, Inc.	28,397	7,518
	Trican Well Service Ltd.	1,249,399	3,670,439
*	Valeura Energy, Inc.	68,728	374,898
	Veren, Inc. (VRN CN)	2,103,228	12,449,108
#	Veren, Inc. (VRN US)	1,211,884	7,162,234
#	Vermilion Energy, Inc. (VET CN)	458,274	2,765,733
	Vermilion Energy, Inc. (VET US)	245,631	1,481,155
#	Whitecap Resources, Inc.	3,285,489	18,636,679
*	Yangarra Resources Ltd.	308,771	190,378

TOTAL ENERGY			262,854,419

FINANCIALS — (8.2%)
	AGF Management Ltd., Class B	367,701	2,736,553
	Alaris Equity Partners Income	30,816	433,203
	Canaccord Genuity Group, Inc.	432,506	2,651,005
*††	Chesswood Group Ltd.	27,283	6,729
	CI Financial Corp.	681,999	15,459,501
	Clairvest Group, Inc.	1,900	97,233
	Definity Financial Corp.	387,904	19,361,435
	E-L Financial Corp. Ltd.	7,378	7,236,712
	EQB, Inc.	155,504	10,750,824
	Fiera Capital Corp.	398,360	1,829,116
	Firm Capital Mortgage Investment Corp.	189,321	1,625,969
#	First National Financial Corp.	80,519	2,186,734
	goeasy Ltd.	62,859	7,097,057
	Guardian Capital Group Ltd., Class A	93,214	2,721,503
	Laurentian Bank of Canada	246,909	4,900,211
	Onex Corp.	277,156	19,623,674
#	Propel Holdings, Inc.	26,500	519,389
*	RF Capital Group, Inc.	17,024	102,000

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Sprott, Inc. (SII CN)	122,216	$6,421,117
#	Timbercreek Financial Corp.	466,730	2,342,791
*	Trisura Group Ltd. (TSU CN)	249,797	6,858,274
	VersaBank (VBNK CN)	3,400	37,709

TOTAL FINANCIALS			114,998,739

HEALTH CARE — (2.1%)
#	Andlauer Healthcare Group, Inc.	91,822	3,563,381
#*	Aurora Cannabis, Inc. (ACB CN)	3,845	17,796
#*	Aurora Cannabis, Inc. (ACB US)	57,448	266,556
*	Bausch Health Cos., Inc. (BHC US)	1,492,701	7,911,315
#*	Cronos Group, Inc. (CRON CN)	120,512	226,408
#*	Cronos Group, Inc. (CRON US)	764,077	1,436,465
#	dentalcorp Holdings Ltd.	114,369	697,696
	Extendicare, Inc.	420,755	4,211,823
*	HLS Therapeutics, Inc.	20,104	61,831
*	Knight Therapeutics, Inc.	387,308	1,708,133
	Medical Facilities Corp.	135,329	1,428,287
#*	Organigram Global, Inc.	273,457	319,568
#	Sienna Senior Living, Inc.	400,018	4,912,451
*	TerrAscend Corp.	26,702	12,009
#*	Tilray Brands, Inc.	21,350	10,357
*	Viemed Healthcare, Inc.	93,487	660,953
*	Vitalhub Corp.	18,900	154,233
*	Well Health Technologies Corp.	633,011	1,818,311
††	Zenith Capital Corp.	111,820	8,192

TOTAL HEALTH CARE			29,425,765

INDUSTRIALS — (10.1%)
	ADENTRA, Inc.	84,988	1,665,114
	Aecon Group, Inc.	352,409	4,125,839
#	Ag Growth International, Inc.	104,394	2,515,573
#*	Air Canada	779,066	7,894,641
	Algoma Central Corp.	51,900	579,762
#*	ATS Corp. (ATS CN)	407,018	10,256,641

		Shares	Value»
INDUSTRIALS — (Continued)
#*	ATS Corp. (ATS US)	7,768	$195,443
	Badger Infrastructure Solution	180,224	5,135,064
#*	Ballard Power Systems, Inc. (BLDP CN)	47,678	58,102
*	Ballard Power Systems, Inc. (BLDP US)	785,575	958,401
	Bird Construction, Inc.	315,414	4,829,820
	Black Diamond Group Ltd.	265,177	1,565,748
*	Bombardier, Inc. (BBD/A CN), Class A	8,100	538,492
#*	Bombardier, Inc. (BBD/B CN), Class B	143,573	9,489,607
#	Boyd Group Services, Inc.	102,162	14,672,912
	Calian Group Ltd.	65,037	2,244,640
	Dexterra Group, Inc.	168,743	1,050,205
#	Doman Building Materials Group Ltd.	389,975	1,946,198
#	Exchange Income Corp.	116,207	4,270,308
	Finning International, Inc.	746,988	21,083,203
*	GDI Integrated Facility Services, Inc.	70,231	1,600,142
	Hammond Power Solutions, Inc.	23,425	1,559,854
	K-Bro Linen, Inc.	60,480	1,535,909
#*	Lion Electric Co. (LEV CN)	67,500	4,387
	Magellan Aerospace Corp.	88,957	877,568
*	MDA Space Ltd.	446,292	8,711,532
#	Mullen Group Ltd.	468,229	4,452,693
*	NFI Group, Inc.	259,328	2,182,072
#	Richelieu Hardware Ltd.	294,993	6,977,892
	Russel Metals, Inc.	320,920	9,311,475
#	Savaria Corp.	268,384	3,379,621
	Wajax Corp.	124,475	1,591,828
	Westshore Terminals Investment Corp.	191,037	3,529,459

TOTAL INDUSTRIALS			140,790,145

INFORMATION TECHNOLOGY — (4.0%)
#*	Bitfarms Ltd.	142,800	143,981
#*	BlackBerry Ltd.	124,098	421,933

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
*	Celestica, Inc. (CLS CN)	384,601	$32,816,347
#*	Celestica, Inc. (CLS US)	46,409	3,961,008
	Computer Modelling Group Ltd.	427,794	2,466,968
*	Docebo, Inc.	23,727	743,168
#	Dye & Durham Ltd.	130,044	843,315
	Enghouse Systems Ltd.	239,530	4,352,406
	Evertz Technologies Ltd.	149,643	1,190,761
*	Kinaxis, Inc.	3,298	445,323
#*	Lightspeed Commerce, Inc. (LSPD CN)	48,267	472,307
#*	Lightspeed Commerce, Inc. (LSPD US)	683,922	6,702,436
#*	Quarterhill, Inc.	909,058	929,763
*	Sangoma Technologies Corp.	4,200	23,581
	Vecima Networks, Inc.	6,059	43,950

TOTAL INFORMATION TECHNOLOGY			55,557,247

MATERIALS — (29.8%)
*	5N Plus, Inc.	548,950	2,644,007
	Acadian Timber Corp.	66,067	827,635
	ADF Group, Inc.	29,616	130,615
#*	Aimia, Inc.	430,163	811,275
#	AirBoss of America Corp.	97,997	277,229
	Algoma Steel Group, Inc. (ASTL US)	164,259	840,185
*	Allied Gold Corp.	49,879	200,804
	Altius Minerals Corp.	162,080	3,184,932
	Amerigo Resources Ltd.	267,687	335,919
*	Ascot Resources Ltd.	71,438	6,477
	Aura Minerals, Inc.	9,267	191,578
	B2Gold Corp. (BTG US)	5,464,920	16,995,901
	B2Gold Corp. (BTO CN)	1,376,372	4,303,035
*	Canfor Corp.	490,473	4,685,572
#*	Capstone Copper Corp.	3,330,419	16,040,898
	Cascades, Inc.	637,040	4,080,272
	Centerra Gold, Inc.	1,209,372	8,096,987
	China Gold International Resources Corp. Ltd. (CGG CN)	821,171	5,128,596
*	Culico Metals, Inc.	15,186	1,377

		Shares	Value»
MATERIALS — (Continued)
	Dundee Precious Metals, Inc.	968,032	$12,688,480
#*	Eldorado Gold Corp. (EGO US)	469,393	8,843,364
*	Eldorado Gold Corp. (ELD CN)	658,322	12,387,108
#	Endeavour Mining PLC	927,042	25,116,073
#*	Endeavour Silver Corp. (EDR CN)	313,415	1,136,715
*	Endeavour Silver Corp. (EXK US)	502,450	1,828,918
*	Equinox Gold Corp. (EQX CN)	566,605	3,809,974
*	Equinox Gold Corp. (EQX US)	1,447,850	9,700,595
#*	ERO Copper Corp. (ERO CN)	304,497	3,803,452
*	ERO Copper Corp. (ERO US)	166,551	2,076,891
#	First Majestic Silver Corp. (AG US)	1,185,163	7,419,120
	First Majestic Silver Corp. (FR CN)	625,941	3,909,295
#*	First Mining Gold Corp.	749,400	89,693
*	Foraco International SA	355,941	459,579
#*	Fortuna Mining Corp. (FSM US)	1,113,846	6,961,537
*	Fortuna Mining Corp. (FVI CN)	858,460	5,355,258
*	Galiano Gold, Inc.	278,715	378,063
*	Global Atomic Corp.	25,400	14,187
*	GoGold Resources, Inc.	411,130	527,854
*††	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc. (HBM CN)	1,347,989	9,807,286
	Hudbay Minerals, Inc. (HBM US)	977,377	7,105,531
#*	i-80 Gold Corp.	9,900	6,081
*	IAMGOLD Corp. (IAG US)	1,146,593	8,117,878
*	IAMGOLD Corp. (IMG CN)	2,280,410	16,161,037
#*	Imperial Metals Corp.	381,250	962,389
*	Interfor Corp.	357,432	3,443,129
*	K92 Mining, Inc.	806,334	7,416,448
	Labrador Iron Ore Royalty Corp.	317,769	6,882,767
#*	Largo, Inc. (LGO CN)	65,149	100,186
*	Largo, Inc. (LGO US)	5,436	8,426

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#*	Lucara Diamond Corp.	1,635,773	$415,291
	Lundin Gold, Inc.	536,872	21,897,804
#	MAG Silver Corp.	43,656	679,287
*	Major Drilling Group International, Inc.	436,147	2,758,742
*	Mandalay Resources Corp.	4,763	18,590
	Methanex Corp. (MEOH US)	150,920	4,722,287
	Methanex Corp. (MX CN)	193,398	6,060,346
	Neo Performance Materials, Inc.	60,255	489,960
*	New Gold, Inc. (NGD CN)	3,379,281	13,457,314
*	New Gold, Inc. (NGD US)	1,393,601	5,546,532
	OceanaGold Corp.	3,952,827	13,992,308
*††	Orbite Technologies, Inc.	73,500	0
*	Orla Mining Ltd. (OLA CN)	246,169	2,710,603
*	Orla Mining Ltd. (ORLA US)	627,078	6,897,858
#	Osisko Gold Royalties Ltd. (OR CN)	433,072	10,379,152
	Osisko Gold Royalties Ltd. (OR US)	245,021	5,887,855
	Sandstorm Gold Ltd. (SAND US)	1,178,837	10,255,882
	Sandstorm Gold Ltd. (SSL CN)	106,825	929,082
#*	Seabridge Gold, Inc. (SA US)	180,687	2,245,939
#*	Seabridge Gold, Inc. (SEA CN)	76,784	954,091
*	SSR Mining, Inc. (SSRM CN)	832,581	8,865,723
*	SSR Mining, Inc. (SSRM US)	140,822	1,498,346
	Stella-Jones, Inc.	317,270	15,557,415
#*	Taseko Mines Ltd. (TGB US)	141,788	323,277
*	Taseko Mines Ltd. (TKO CN)	1,628,726	3,697,891
*	Torex Gold Resources, Inc.	455,158	14,741,625
	Transcontinental, Inc., Class A	437,449	5,965,502
*††	Trevali Mining Corp.	255,929	0
	Triple Flag Precious Metals Corp. (TFPM CN)	10,672	221,474

		Shares	Value»
MATERIALS — (Continued)
	Triple Flag Precious Metals Corp. (TFPM US)	159,468	$3,315,341
*††	Victoria Gold Corp./Vancouver	2,100	274
*	Wallbridge Mining Co. Ltd.	143,615	5,730
*	Wesdome Gold Mines Ltd.	748,317	9,206,047
#	West Fraser Timber Co. Ltd. (WFG US)	4,334	320,629
*	Western Copper & Gold Corp.	27,900	30,762
#*	Western Forest Products, Inc.	1,823,790	509,328
*	Westgold Resources Ltd.	188,412	359,439
	Winpak Ltd.	173,128	5,363,628

TOTAL MATERIALS			415,581,962

REAL ESTATE — (1.4%)
	Altus Group Ltd.	198,205	7,381,289
	Colliers International Group, Inc. (CIGI US)	1,987	237,188
	DREAM Unlimited Corp., Class A	207,598	2,862,642
	Information Services Corp.	34,805	673,580
	Mainstreet Equity Corp.	30,649	4,139,371
	Melcor Developments Ltd.	62,440	547,584
	Morguard Corp.	20,429	1,718,816
*	Real Matters, Inc.	1,806	7,873
#	StorageVault Canada, Inc.	687,745	1,880,748

TOTAL REAL ESTATE			19,449,091

UTILITIES — (9.0%)
#	Algonquin Power & Utilities Corp. (AQN CN)	524,908	2,829,005
	Algonquin Power & Utilities Corp. (AQN US)	3,383,655	18,204,064
	Atco Ltd., Class I	390,646	14,686,771
	Boralex, Inc., Class A	431,049	9,574,003
#	Brookfield Infrastructure Corp.,Class A	232,163	8,692,210
#	Capital Power Corp.	664,774	25,238,845

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
UTILITIES — (Continued)
Innergex Renewable Energy, Inc.	805,763	$7,937,226
Maxim Power Corp.	61,434	176,022
# Northland Power, Inc.	1,379,059	18,736,236
Polaris Renewable Energy, Inc.	123,152	1,069,294
Superior Plus Corp.	1,156,165	5,803,469
TransAlta Corp.	1,368,099	12,196,385

TOTAL UTILITIES		125,143,530

TOTAL COMMON STOCKS Cost ($1,047,234,415)		1,280,371,636

		Shares	Value†
SECURITIES LENDING COLLATERAL — (8.2%)
@§	The DFA Short Term Investment Fund	9,951,751	$115,092,002

TOTAL INVESTMENTS — (100.0%) (Cost $1,162,344,591)			$1,395,463,638

As of April 30, 2025, the value of Rule 144A securities amounted to $8,206,845 or 0.6% of net assets.

Summary of the Series’ investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$18,082,908	—	—	$18,082,908
Consumer Discretionary	52,979,489	$175,415	—	53,154,904
Consumer Staples	45,332,926	—	—	45,332,926
Energy	262,854,419	—	—	262,854,419
Financials	114,894,777	97,233	$6,729	114,998,739
Health Care	29,417,573	—	8,192	29,425,765
Industrials	140,785,758	4,387	—	140,790,145
Information Technology	55,557,247	—	—	55,557,247
Materials	415,581,688	—	274	415,581,962
Real Estate	19,449,091	—	—	19,449,091
Utilities	125,143,530	—	—	125,143,530
Securities Lending Collateral	—	115,092,002	—	115,092,002

Total Investments in Securities	$1,280,079,406	$115,369,037	$15,195<>	$1,395,463,638

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.2%)
BELGIUM — (0.0%)
	Titan Cement International SA (TITC GA)	39,989	$1,856,400

BRAZIL — (2.9%)
#	Ambev SA (ABEV US), ADR	1,643,290	4,157,524
*	Ambipar Participacoes e Empreendimentos SA	23,763	510,839
	B3 SA - Brasil Bolsa Balcao	2,119,671	5,038,521
	Banco Bradesco SA (BBDC3 BZ)	396,506	854,474
	Banco BTG Pactual SA	360,539	2,421,106
	Banco do Brasil SA	851,509	4,340,706
	Banco Santander Brasil SA	538,221	2,799,624
	BB Seguridade Participacoes SA	482,026	3,632,724
	BRF SA	446,400	1,785,553
	Caixa Seguridade Participacoes SA	237,795	685,502
	CCR SA	794,987	1,884,104
	Centrais Eletricas Brasileiras SA	644,177	4,988,693
*	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBS US), ADR	131,581	2,675,042
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	223,400	4,483,234
	Cia Energetica de Minas Gerais (CMIG3 BZ)	325,604	874,374
	Cia Paranaense de Energia - Copel	638,097	1,173,842
#	Cia Paranaense de Energia - Copel, Sponsored ADR	17,400	141,114
	Cia Paranaense de Energia - Copel, ADR	4,349	32,139
	CPFL Energia SA	173,333	1,166,416

		Shares	Value»
BRAZIL — (Continued)
*	Embraer SA (EMBR3 BZ)	148,600	$1,699,887
*	Embraer SA (ERJ US), Sponsored ADR	92,800	4,263,232
	Energisa SA	302,121	2,445,651
*	Eneva SA	594,511	1,415,265
	Engie Brasil Energia SA	195,576	1,432,578
	Equatorial Energia SA	873,086	5,662,986
	Gerdau SA, Sponsored ADR	391,948	1,022,984
	Grupo Mateus SA	55,200	74,895
*Ω	Hapvida Participacoes e Investimentos SA	2,457,562	1,004,651
	JBS SA	648,975	5,040,716
	Klabin SA	989,280	3,230,110
	Localiza Rent a Car SA	339,528	2,570,174
	Marfrig Global Foods SA	37,800	143,070
	Neoenergia SA	217,042	875,794
	Petroleo Brasileiro SA (PBR US), Sponsored ADR	142,561	1,609,514
	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	249,953	2,639,504
	Petroleo Brasileiro SA (PETR3 BZ)	2,899,815	16,376,496
	Porto Seguro SA	177,474	1,375,661
*	PRIO SA	777,921	4,620,797
	Raia Drogasil SA	916,409	3,203,713
Ω	Rede D’Or Sao Luiz SA	202,956	1,145,106
	Rumo SA	608,712	2,080,828
	Suzano SA (SUZB3 BZ)	690,286	6,091,385
	Telefonica Brasil SA (VIVT3 BZ)	516,126	2,527,359
	TIM SA	694,639	2,319,482
	TOTVS SA	247,744	1,642,270
	Ultrapar Participacoes SA (UGPA3 BZ)	653,353	2,052,683
	Vale SA (VALE US), Sponsored ADR	537,781	5,006,736
	Vale SA (VALE3 BZ)	2,224,528	20,719,898
	Vibra Energia SA	1,023,887	3,391,818
	WEG SA	626,011	4,924,122

TOTAL BRAZIL			156,254,896

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHILE — (0.5%)
	Banco de Chile (BCH US), ADR	133,509	$3,941,194
	Banco de Credito e Inversiones SA	58,492	2,316,478
#	Banco Santander Chile (BSAC US), ADR	77,553	1,868,252
	Banco Santander Chile (BSAN CI)	814,688	49,257
	Cencosud SA	1,248,011	4,270,354
	Cencosud Shopping SA	415,840	878,328
	Cia Cervecerias Unidas SA (CCU CI)	14,659	112,548
	Cia Sud Americana de Vapores SA	4,637,537	256,147
	Colbun SA	1,131,334	176,817
	Embotelladora Andina SA, ADR, Class B	5,680	147,112
	Empresas CMPC SA	1,074,288	1,684,797
	Empresas Copec SA	303,138	2,080,914
	Enel Americas SA (ENELAM CI)	6,890,001	676,565
	Enel Chile SA (ENELCHIL CI)	21,696,351	1,535,189
	Falabella SA	348,921	1,584,367
	Latam Airlines Group SA	70,535,429	1,113,651
#	Latam Airlines Group SA, ADR	19,271	606,073
	Plaza SA	436,470	1,025,616
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	76,079	2,601,902

TOTAL CHILE			26,925,561

CHINA — (24.9%)
	360 Security Technology, Inc., Class A	89,600	126,382
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	140,663	293,926
	Accelink Technologies Co. Ltd., Class A	36,900	219,366
*	ADAMA Ltd., Class A	40,900	34,880
*	Addsino Co. Ltd., Class A	68,000	63,949

		Shares	Value»
CHINA — (Continued)
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	3,354	$87,061
	Advanced Technology & Materials Co. Ltd., Class A	33,000	50,899
	AECC Aero-Engine Control Co. Ltd., Class A	74,457	183,500
	AECC Aviation Power Co. Ltd., Class A	79,700	360,452
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	54,800	129,512
	Agricultural Bank of China Ltd., Class H	13,429,000	8,194,599
	Aier Eye Hospital Group Co. Ltd., Class A	210,881	377,244
#*	Air China Ltd.,
	Class H	1,822,000	1,085,464
	Aisino Corp., Class A	136,900	155,108
*Ω	Akeso, Inc.	230,000	2,550,360
	Alibaba Group Holding Ltd. (9988 HK)	4,164,000	62,168,631
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	479,383	57,252,712
#*	Alibaba Health Information Technology Ltd.	2,812,000	1,819,132
	All Winner Technology Co. Ltd., Class A	11,700	64,996
	Aluminum Corp. of China Ltd., Class H	4,888,000	2,623,558
*	Amlogic Shanghai Co. Ltd., Class A	18,181	181,149
	An Hui Wenergy Co. Ltd., Class A	135,218	136,475
	Andon Health Co. Ltd., Class A	20,600	107,524
	Angel Yeast Co. Ltd., Class A	49,800	241,635
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	133,781
	Anhui Conch Cement Co. Ltd., Class H	985,500	2,776,212
	Anhui Gujing Distillery Co. Ltd., Class A	22,616	511,973

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Heli Co. Ltd., Class A	64,900	$141,752
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	38,100	98,215
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	92,100	463,140
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	183,900	135,517
	Anhui Jinhe Industrial Co. Ltd., Class A	35,300	120,918
	Anhui Kouzi Distillery Co. Ltd., Class A	46,700	228,998
	Anhui Xinhua Media Co. Ltd., Class A	65,500	63,183
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	229,812
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	123,900	309,305
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	5,965	151,879
	Anjoy Foods Group Co. Ltd., Class A	13,800	144,950
	Anker Innovations Technology Co. Ltd., Class A	24,180	296,729
	ANTA Sports Products Ltd.	1,245,400	14,715,418
	Apeloa Pharmaceutical Co. Ltd., Class A	76,500	144,588
	APT Medical, Inc., Class A	5,641	323,529
	Arcsoft Corp. Ltd., Class A	11,355	70,936
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	39,774	157,132
*	ASR Microelectronics Co. Ltd., Class A	16,813	222,490
	Asymchem Laboratories Tianjin Co. Ltd., Class A	12,970	146,207
	Autel Intelligent Technology Corp. Ltd., Class A	22,653	130,291

		Shares	Value»
CHINA — (Continued)
	Autobio Diagnostics Co. Ltd., Class A	28,600	$151,557
	Avary Holding Shenzhen Co. Ltd., Class A	119,276	471,180
	Avicopter PLC, Class A	32,004	156,428
*	Baidu, Inc. (9888 HK), Class A	1,218,650	13,438,068
#*	Baidu, Inc. (BIDU US), Sponsored ADR	2,292	201,283
	Baiyin Nonferrous Group Co. Ltd., Class A	343,500	128,475
	Bank of Beijing Co. Ltd., Class A	880,308	727,396
	Bank of Changsha Co. Ltd., Class A	328,284	409,543
	Bank of Chengdu Co. Ltd., Class A	338,750	792,428
	Bank of China Ltd., Class H	32,691,181	18,253,887
	Bank of Communications Co. Ltd., Class H	5,464,515	4,778,493
	Bank of Guiyang Co. Ltd., Class A	181,323	144,223
	Bank of Hangzhou Co. Ltd., Class A	356,304	721,761
	Bank of Jiangsu Co. Ltd., Class A	1,156,770	1,619,323
	Bank of Nanjing Co. Ltd., Class A	454,780	652,625
	Bank of Ningbo Co. Ltd., Class A	274,842	905,186
	Bank of Shanghai Co. Ltd., Class A	573,383	819,948
	Bank of Suzhou Co. Ltd., Class A	341,360	378,105
	Bank of Xi’an Co. Ltd., Class A	147,800	70,476
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	30,500	31,555
	Baoji Titanium Industry Co. Ltd., Class A	29,300	117,919
	Baoshan Iron & Steel Co. Ltd., Class A	821,000	772,302
	Baowu Magnesium Technology Co. Ltd., Class A	84,280	138,646
	Beibuwan Port Co. Ltd., Class A	96,100	111,656

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	BeiGene Ltd. (6160 HK)	184,600	$3,730,673
*	BeiGene Ltd. (BGNE US), ADR	574	149,131
*	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	11,400	29,483
	Beijing Balance Medical Technology Co. Ltd., Class A	1,400	21,619
	Beijing BDStar Navigation Co. Ltd., Class A	26,700	93,999
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	630,560	274,451
*	Beijing Compass Technology Development Co. Ltd., Class A	29,145	236,490
	Beijing Dabeinong Technology Group Co. Ltd., Class A	51,761	29,064
	Beijing Dahao Technology Corp. Ltd., Class A	35,400	64,659
	Beijing Easpring Material Technology Co. Ltd., Class A	24,200	126,050
	Beijing eGOVA Co. Ltd., Class A	21,300	47,930
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	20,700	63,533
	Beijing Enlight Media Co. Ltd., Class A	107,306	285,080
	Beijing Gehua CATV Network Co. Ltd., Class A	37,300	36,995
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	4,736	94,674
*	Beijing Jetsen Technology Co. Ltd., Class A	173,800	126,564
	Beijing Kingsoft Office Software, Inc., Class A	7,538	306,214

		Shares	Value»
CHINA — (Continued)
	Beijing New Building Materials PLC, Class A	102,503	$395,191
	Beijing Originwater Technology Co. Ltd., Class A	255,149	155,814
	Beijing Roborock Technology Co. Ltd., Class A	6,318	168,686
	Beijing Shiji Information Technology Co. Ltd., Class A	49,928	57,298
	Beijing Shougang Co. Ltd., Class A	373,100	185,366
*	Beijing Shunxin Agriculture Co. Ltd., Class A	33,400	73,248
	Beijing Sifang Automation Co. Ltd., Class A	46,600	110,678
	Beijing Sinnet Technology Co. Ltd., Class A	91,088	181,525
	Beijing Tiantan Biological Products Corp. Ltd., Class A	59,363	155,977
	Beijing Tong Ren Tang Co. Ltd., Class A	56,300	282,378
	Beijing Ultrapower Software Co. Ltd., Class A	122,700	184,811
	Beijing United Information Technology Co. Ltd., Class A	55,486	180,835
	Beijing Wandong Medical Technology Co. Ltd., Class A	13,600	32,839
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	9,280	83,626
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	330,534
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	53,900	77,847
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,823,600	1,457,212

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Beiqi Foton Motor Co. Ltd., Class A	456,800	$164,899
*	Bengang Steel Plates Co. Ltd., Class A	44,500	22,898
	Bethel Automotive Safety Systems Co. Ltd., Class A	30,140	239,572
	Betta Pharmaceuticals Co. Ltd., Class A	4,806	33,529
*	Bilibili, Inc., Class Z	30,160	529,430
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	9,770	65,669
	Bloomage Biotechnology Corp. Ltd. (688363 CH), Class A	6,559	44,086
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	93,700	110,612
	Bluestar Adisseo Co., Class A	64,100	84,692
	BOC International China Co. Ltd., Class A	114,700	155,924
	BOE Technology Group Co. Ltd., Class A	2,396,852	1,267,622
*	Bohai Leasing Co. Ltd., Class A	526,300	228,644
	Bright Dairy & Food Co. Ltd., Class A	98,800	112,388
	BrightGene Bio-Medical Technology Co. Ltd., Class A	14,978	100,366
	BTG Hotels Group Co. Ltd., Class A	31,000	61,133
	BYD Co. Ltd., Class H	533,886	25,357,560
	Caitong Securities Co. Ltd., Class A	214,590	215,602
	Camel Group Co. Ltd., Class A	71,100	82,210
	Canmax Technologies Co. Ltd., Class A	40,470	99,330
	Castech, Inc., Class A	21,000	100,138
	Cathay Biotech, Inc., Class A	16,902	120,977
	CCCC Design & Consulting Group Co. Ltd., Class A	107,500	115,311

		Shares	Value»
CHINA — (Continued)
	CECEP Solar Energy Co. Ltd., Class A	221,400	$131,542
	CECEP Wind-Power Corp., Class A	536,160	211,950
	Central China Land Media Co. Ltd., Class A	65,400	111,669
*	CETC Chips Technology, Inc., Class A	38,100	62,900
	CETC Cyberspace Security Technology Co. Ltd., Class A	33,500	69,444
	CETC Digital Technology Co. Ltd., Class A	27,800	92,213
	CETC Potevio Science&Technology Co. Ltd., Class A	25,300	71,748
Ω	CGN Power Co. Ltd., Class H	5,876,000	1,870,407
	Changchun High-Tech Industry Group Co. Ltd., Class A	18,300	221,597
	Changjiang Publishing & Media Co. Ltd., Class A	29,100	38,340
	Changjiang Securities Co. Ltd., Class A	255,570	225,905
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	11,100	202,794
	Chaozhou Three-Circle Group Co. Ltd., Class A	74,505	352,741
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,300	16,825
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	46,500	178,725
	Chengdu Xingrong Environment Co. Ltd., Class A	160,200	156,432
	Chifeng Jilong Gold Mining Co. Ltd., Class A	116,900	424,873

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	$190,032
	China Baoan Group Co. Ltd., Class A	144,734	154,188
	China CAMC Engineering Co. Ltd., Class A	67,200	73,328
	China CITIC Bank Corp. Ltd., Class H	7,100,928	5,616,310
	China Coal Energy Co. Ltd., Class H	3,285,777	3,394,894
	China Construction Bank Corp., Class H	44,592,590	36,629,596
	China CSSC Holdings Ltd., Class A	82,717	333,583
*	China Eastern Airlines Corp. Ltd., Class H	1,724,000	513,222
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	2,502,824	757,842
	China Everbright Bank Co. Ltd., Class H	1,954,000	848,468
	China Film Co. Ltd., Class A	54,000	76,129
*	China First Heavy Industries Co. Ltd., Class A	235,100	83,528
	China Galaxy Securities Co. Ltd., Class H	3,972,500	3,608,742
	China Great Wall Securities Co. Ltd., Class A	65,000	69,179
*	China Greatwall Technology Group Co. Ltd., Class A	44,900	90,483
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	26,100	30,800
	China Hainan Rubber Industry Group Co. Ltd., Class A	147,500	91,501
	China Hongqiao Group Ltd	3,314,000	5,948,678
Ω	China International Capital Corp. Ltd., Class H	1,285,600	2,211,472
	China Jushi Co. Ltd., Class A	302,698	488,543

		Shares	Value»
CHINA — (Continued)
	China Kings Resources Group Co. Ltd., Class A	34,300	$107,852
	China Life Insurance Co. Ltd., Class H	3,160,000	5,775,201
	China Longyuan Power Group Corp. Ltd., Class H	2,911,000	2,299,627
	China Meheco Group Co. Ltd., Class A	93,831	131,011
	China Mengniu Dairy Co. Ltd.	2,979,000	7,419,649
	China Merchants Bank Co. Ltd., Class H	3,045,554	16,612,404
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	488,772
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	148,021	261,564
	China Merchants Property Operation & Service Co. Ltd., Class A	65,100	105,709
Ω	China Merchants Securities Co. Ltd., Class H	422,060	640,124
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	268,873	338,805
	China Minsheng Banking Corp. Ltd., Class H	4,445,100	2,085,905
	China National Accord Medicines Corp. Ltd., Class A	38,600	130,401
	China National Chemical Engineering Co. Ltd., Class A	304,900	316,925
	China National Gold Group Gold Jewellery Co. Ltd., Class A	113,400	128,369
	China National Medicines Corp. Ltd., Class A	48,400	193,196

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China National Nuclear Power Co. Ltd., Class A	1,023,390	$1,301,109
*	China National Software & Service Co. Ltd., Class A	15,200	95,223
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	133,500	428,187
	China Oilfield Services Ltd., Class H	404,000	315,932
	China Pacific Insurance Group Co. Ltd., Class H	2,081,400	5,662,999
	China Petroleum & Chemical Corp., Class H	14,976,800	7,645,226
	China Petroleum Engineering Corp., Class A	172,500	72,691
	China Publishing & Media Co. Ltd., Class A	92,100	80,192
	China Railway Group Ltd., Class H	2,964,000	1,275,308
	China Railway Hi-tech Industry Co. Ltd., Class A	166,300	167,116
	China Railway Materials Co. Ltd., Class A	245,800	84,548
Ω	China Railway Signal & Communication Corp. Ltd., Class H	427,000	171,718
	China Rare Earth Resources & Technology Co. Ltd., Class A	18,391	79,073
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	118,445
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	81,300	211,280
	China Resources Gas Group Ltd.	628,000	1,754,256
	China Resources Land Ltd.	3,023,666	10,173,448

		Shares	Value»
CHINA — (Continued)
	China Resources Microelectronics Ltd., Class A	18,429	$116,930
Ω	China Resources Mixc Lifestyle Services Ltd.	640,800	3,069,868
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	57,665	326,610
	China Science Publishing & Media Ltd., Class A	20,500	52,324
	China Shenhua Energy Co. Ltd., Class H	2,542,000	9,553,208
	China South Publishing & Media Group Co. Ltd., Class A	128,000	251,088
*	China Southern Airlines Co. Ltd., Class H	2,084,000	855,870
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	107,900	63,897
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 CH), Class A	58,400	34,584
	China Southern Power Grid Technology Co. Ltd., Class A	10,287	40,680
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,332,485
	China State Construction International Holdings Ltd.	140,000	206,363
	China Tianying, Inc., Class A	160,000	92,941
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	69,600	471,074

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	15,900	$138,790
Ω	China Tower Corp. Ltd., Class H	5,138,000	7,442,273
	China TransInfo Technology Co. Ltd., Class A	92,200	116,267
	China Tungsten & Hightech Materials Co. Ltd., Class A	57,300	75,427
*	China Vanke Co. Ltd., Class H	1,684,320	1,154,646
	China Wafer Level CSP Co. Ltd., Class A	22,700	89,829
	China World Trade Center Co. Ltd., Class A	34,000	101,979
	China XD Electric Co. Ltd., Class A	121,000	103,522
	China Yangtze Power Co. Ltd., Class A	756,147	3,070,509
	China Zhenhua Group Science & Technology Co. Ltd., Class A	24,900	175,887
	China Zheshang Bank Co. Ltd., Class H	2,185,499	738,906
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	80,600	116,475
	Chongqing Brewery Co. Ltd., Class A	27,100	215,467
	Chongqing Changan Automobile Co. Ltd., Class A	296,930	501,489
	Chongqing Chuanyi Automation Co. Ltd., Class A	26,230	73,707
	Chongqing Department Store Co. Ltd., Class A	26,200	114,520
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	106,000	138,191
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	70,500	127,286

		Shares	Value»
CHINA — (Continued)
*	Chongqing Qianli Technology Co. Ltd., Class A	119,500	$145,952
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,532,000	1,943,927
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	133,400	150,530
	Chongqing Zhifei Biological Products Co. Ltd., Class A	30,179	78,511
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	55,800	161,830
	Chow Tai Fook Jewellery Group Ltd.	1,880,000	2,513,207
	Chow Tai Seng Jewellery Co. Ltd., Class A	93,700	167,985
	CITIC Heavy Industries Co. Ltd., Class A	226,600	136,510
	CITIC Securities Co. Ltd., Class H	1,021,800	2,525,408
	CMOC Group Ltd., Class H	3,870,966	3,038,995
	CMST Development Co. Ltd., Class A	132,100	106,823
	CNGR Advanced Material Co. Ltd., Class A	43,300	188,217
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	163,735	92,065
	CNOOC Energy Technology & Services Ltd., Class A	655,100	358,191
*	COFCO Biotechnology Co. Ltd., Class A	102,913	77,498
	COFCO Capital Holdings Co. Ltd., Class A	57,700	94,263
	COFCO Sugar Holding Co. Ltd., Class A	173,300	221,686
*	COL Group Co. Ltd., Class A	15,600	46,493
	Contemporary Amperex Technology Co. Ltd., Class A	236,916	7,575,058

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	656,000	$520,297
#	COSCO SHIPPING Holdings Co. Ltd., Class H	4,032,799	6,085,636
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	161,900	130,949
	CRRC Corp. Ltd., Class H	2,592,000	1,599,652
#Ω	CSC Financial Co. Ltd., Class H	594,000	672,093
	CSG Holding Co. Ltd., Class A	155,500	101,497
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	34,820	200,984
	CSSC Science & Technology Co. Ltd., Class A	65,900	105,768
	Dajin Heavy Industry Co. Ltd., Class A	27,500	104,476
	Daqin Railway Co. Ltd., Class A	603,660	538,760
	Datang International Power Generation Co. Ltd., Class H	592,000	141,061
	DBG Technology Co. Ltd., Class A	25,500	86,899
	Deppon Logistics Co. Ltd., Class A	61,400	109,589
	DHC Software Co. Ltd., Class A	118,900	161,330
	Digital China Group Co. Ltd., Class A	55,900	314,788
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	318,854
	Dongfang Electronics Co. Ltd., Class A	58,600	77,001
	DongFeng Automobile Co. Ltd., Class A	82,400	79,720
	Dongguan Development Holdings Co. Ltd., Class A	47,800	67,765
	Dongxing Securities Co. Ltd., Class A	168,218	232,312
	Double Medical Technology, Inc., Class A	5,700	29,047

		Shares	Value»
CHINA — (Continued)
	East Money Information Co. Ltd., Class A	396,373	$1,124,284
	Eastern Communications Co. Ltd., Class A	30,500	42,586
	Easyhome New Retail Group Co. Ltd., Class A	405,300	184,122
	Ecovacs Robotics Co. Ltd., Class A	18,200	129,000
	Edifier Technology Co. Ltd., Class A	47,900	85,737
	Electric Connector Technology Co. Ltd., Class A	19,200	126,961
	ENN Energy Holdings Ltd.	405,800	3,203,538
	ENN Natural Gas Co. Ltd., Class A	244,700	665,872
	Eoptolink Technology, Inc. Ltd., Class A	10,100	127,017
	Espressif Systems Shanghai Co. Ltd., Class A	1,448	43,604
	Estun Automation Co. Ltd., Class A	50,100	137,881
	Eve Energy Co. Ltd., Class A	70,305	397,907
Ω	Everbright Securities Co. Ltd., Class H	379,000	330,446
	Explosive Co. Ltd., Class A	48,437	81,089
	Eyebright Medical Technology Beijing Co. Ltd., Class A	8,856	96,215
	Fangda Carbon New Material Co. Ltd., Class A	186,124	118,291
	Fangda Special Steel Technology Co. Ltd., Class A	121,447	74,390
	Far East Smarter Energy Co. Ltd., Class A	63,000	41,642
*	Farasis Energy Gan Zhou Co. Ltd., Class A	74,650	125,244
	FAW Jiefang Group Co. Ltd., Class A	68,400	67,819
	FESCO Group Co. Ltd., Class A	32,900	95,618

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	61,100	$180,335
	First Capital Securities Co. Ltd., Class A	102,400	95,757
	Focus Media Information Technology Co. Ltd., Class A	609,997	605,500
	Foryou Corp., Class A	27,600	118,474
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	111,067	641,274
	Founder Securities Co. Ltd., Class A	259,900	266,716
	Foxconn Industrial Internet Co. Ltd., Class A	501,300	1,263,636
	Fujian Boss Software Development Co. Ltd., Class A	25,100	52,269
	Fujian Funeng Co. Ltd., Class A	200,870	265,068
	Fujian Kuncai Material Technology Co. Ltd., Class A	17,000	47,382
	Fujian Star-net Communication Co. Ltd., Class A	19,000	50,686
	Fujian Sunner Development Co. Ltd., Class A	38,180	84,363
*	Fulin Precision Co. Ltd., Class A	21,900	60,480
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	578,800	4,093,281
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	17,800	116,870
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	176,199	429,585
	Gansu Energy Chemical Co. Ltd., Class A	457,700	148,162
	Gaona Aero Material Co. Ltd., Class A	48,100	98,319
	G-bits Network Technology Xiamen Co. Ltd., Class A	4,700	154,516

		Shares	Value»
CHINA — (Continued)
*	GCL System Integration Technology Co. Ltd., Class A	195,100	$56,684
	GD Power Development Co. Ltd., Class A	672,300	413,867
	Geely Automobile Holdings Ltd.	6,114,000	12,835,128
	GEM Co. Ltd., Class A	272,276	229,527
	Geovis Technology Co. Ltd., Class A	14,780	108,316
	GEPIC Energy Development Co. Ltd., Class A	89,900	81,769
	GF Securities Co. Ltd., Class H	905,400	1,179,401
Ω	Giant Biogene Holding Co. Ltd.	240,400	2,483,766
	Giant Network Group Co. Ltd., Class A	119,200	238,191
*	GigaDevice Semiconductor, Inc., Class A	18,674	331,274
	Ginlong Technologies Co. Ltd., Class A	31,325	226,530
	Glarun Technology Co. Ltd., Class A	69,600	200,167
	GoerTek, Inc., Class A	169,200	494,895
	Goke Microelectronics Co. Ltd., Class A	7,300	69,573
	Goneo Group Co. Ltd., Class A	24,963	244,700
	Gotion High-tech Co. Ltd., Class A	51,100	145,315
	Grandblue Environment Co. Ltd., Class A	44,300	141,258
*	Grandjoy Holdings Group Co. Ltd., Class A	206,500	74,351
	Great Wall Motor Co. Ltd., Class H	2,214,000	3,163,786
	Gree Electric Appliances, Inc. of Zhuhai, Class A	175,733	1,102,688
	GRG Banking Equipment Co. Ltd., Class A	126,000	214,467
	Guangdong Advertising Group Co. Ltd., Class A	63,600	63,597

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Aofei Data Technology Co. Ltd., Class A	31,100	$101,753
	Guangdong Construction Engineering Group Co. Ltd., Class A	289,000	137,840
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	65,700	77,680
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	70,200	126,851
	Guangdong Haid Group Co. Ltd., Class A	91,500	698,656
	Guangdong HEC Technology Holding Co. Ltd., Class A	89,700	119,640
	Guangdong Hongda Holdings Group Co. Ltd., Class A	51,700	217,619
	Guangdong Marubi Biotechnology Co. Ltd., Class A	3,200	20,825
	Guangdong Provincial Expressway Development Co. Ltd., Class A	154,400	297,978
*	Guangdong TCL Smart Home Appliances Co. Ltd.	54,400	76,339
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	49,100	93,542
	Guanghui Energy Co. Ltd., Class A	439,400	350,460
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	30,100	79,619
	Guangxi Liugong Machinery Co. Ltd., Class A	39,500	54,113
#	Guangzhou Automobile Group Co. Ltd., Class H	1,781,162	629,518
	Guangzhou Baiyun International Airport Co. Ltd., Class A	129,500	160,900

		Shares	Value»
CHINA — (Continued)
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	36,000	$78,610
	Guangzhou Development Group, Inc., Class A	118,500	105,219
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	16,700	52,834
	Guangzhou Haige Communications Group, Inc. Co., Class A	96,352	137,822
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	15,501	62,019
	Guangzhou Port Co. Ltd., Class A	103,900	44,762
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	11,000	50,925
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	94,140	226,321
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	206,204	179,250
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	138,289
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	41,000	48,292
	Guizhou Chanhen Chemical Corp., Class A	32,800	102,077
	Guocheng Mining Co. Ltd., Class A	31,700	50,534
	Guosen Securities Co. Ltd., Class A	186,700	279,378
*	Guosheng Financial Holding, Inc., Class A	141,700	236,366
Ω	Guotai Haitong Securities Co. Ltd., Class H	1,771,552	2,524,867

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guoyuan Securities Co. Ltd., Class A	227,040	$233,095
	H World Group Ltd. (1179 HK)	810,100	2,841,959
#	H World Group Ltd. (HTHT US), ADR	86,463	2,960,493
Ω	Haidilao International Holding Ltd.	1,444,000	3,251,245
	Haier Smart Home Co. Ltd. (600690 C1), Class A	240,600	822,393
	Haier Smart Home Co. Ltd. (6690 HK), Class H	2,153,400	6,249,229
*	Hainan Airlines Holding Co. Ltd., Class A	324,600	59,476
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	14,100	77,407
	Hainan Haide Capital Management Co. Ltd., Class A	86,500	64,615
	Hainan Jinpan Smart Technology Co. Ltd., Class A	24,362	107,408
	Hainan Mining Co. Ltd., Class A	98,900	95,342
	Hainan Strait Shipping Co. Ltd., Class A	139,000	113,408
	Haisco Pharmaceutical Group Co. Ltd., Class A	26,300	155,164
	Hangcha Group Co. Ltd., Class A	103,180	267,325
	Hangjin Technology Co. Ltd., Class A	27,400	91,719
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	163,200	233,064
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	13,094	75,694
	Hangzhou First Applied Material Co. Ltd., Class A	4,229	7,149
	Hangzhou GreatStar Industrial Co. Ltd.	103,300	331,443
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	6,681	56,991
	Hangzhou Iron & Steel Co., Class A	198,300	299,179

		Shares	Value»
CHINA — (Continued)
	Hangzhou Lion Microelectronics Co. Ltd., Class A	31,400	$112,484
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	57,000	156,362
	Hangzhou Robam Appliances Co. Ltd., Class A	29,621	79,813
*	Hangzhou Silan Microelectronics Co. Ltd., Class A	24,622	85,009
	Han’s Laser Technology Industry Group Co. Ltd., Class A	21,917	69,828
Ω	Hansoh Pharmaceutical Group Co. Ltd.	922,000	2,857,251
	Haohua Chemical Science & Technology Co. Ltd., Class A	28,200	99,246
	Harbin Boshi Automation Co. Ltd., Class A	57,200	131,546
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	11,200	32,436
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	71,100	169,938
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	80,600	269,393
	Heilongjiang Agriculture Co. Ltd., Class A	82,805	170,907
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	28,500	42,100
	Henan Lingrui Pharmaceutical Co., Class A	7,827	24,661
	Henan Mingtai Al Industrial Co. Ltd., Class A	86,000	142,306
	Henan Pinggao Electric Co. Ltd., Class A	47,700	106,620

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	243,000	$570,004
	Henan Shuanghui Investment & Development Co. Ltd., Class A	169,629	583,409
*	Henan Zhongfu Industry Co. Ltd., Class A	245,000	132,698
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	103,021	185,486
	Hengli Petrochemical Co. Ltd., Class A	402,600	847,410
	Hengtong Optic-electric Co. Ltd., Class A	133,000	282,697
	Hengyi Petrochemical Co. Ltd., Class A	102,088	85,601
	Hesteel Co. Ltd., Class A	712,353	212,874
	Hexing Electrical Co. Ltd., Class A	18,500	67,367
	Hisense Visual Technology Co. Ltd., Class A	44,700	146,683
	Hithink RoyalFlush Information Network Co. Ltd., Class A	16,481	584,740
	HLA Group Corp. Ltd., Class A	198,600	226,997
	Hongfa Technology Co. Ltd., Class A	6,000	27,180
	Hongta Securities Co. Ltd., Class A	97,320	98,824
	Hoshine Silicon Industry Co. Ltd., Class A	24,200	170,134
	Hoymiles Power Electronics, Inc., Class A	2,283	30,545
	Huaan Securities Co. Ltd., Class A	345,700	263,062
	Huada Automotive Technology Corp. Ltd., Class A	21,100	101,392
	Huadian Power International Corp. Ltd., Class H	366,000	204,965
	Huadong Medicine Co. Ltd., Class A	98,400	525,944

		Shares	Value»
CHINA — (Continued)
	Huafon Chemical Co. Ltd., Class A	294,683	$271,563
	Huagong Tech Co. Ltd., Class A	30,400	169,805
	Huaibei Mining Holdings Co. Ltd., Class A	229,900	375,472
	Huaihe Energy Group Co. Ltd., Class A	260,900	124,669
	Hualan Biological Engineering, Inc., Class A	18,500	41,716
	Huaming Power Equipment Co. Ltd., Class A	47,800	98,664
	Huaneng Power International, Inc., Class H	3,914,000	2,424,536
Ω	Huatai Securities Co. Ltd., Class H	1,102,600	1,634,055
	Huaxi Securities Co. Ltd., Class A	175,000	193,739
	Huaxia Bank Co. Ltd., Class A	644,456	645,555
	Huayu Automotive Systems Co. Ltd., Class A	193,500	474,982
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	52,100	19,543
*	Hubei Dinglong Co. Ltd., Class A	44,900	184,327
	Hubei Energy Group Co. Ltd., Class A	227,983	145,376
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	21,200	140,668
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	70,048	253,626
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	79,300	223,004
	Hubei Yihua Chemical Industry Co. Ltd., Class A	78,700	118,065
	Huizhou Desay Sv Automotive Co. Ltd., Class A	20,000	287,499
	Humanwell Healthcare Group Co. Ltd., Class A	114,700	329,380

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hunan Gold Corp. Ltd., Class A	47,600	$147,313
	Hunan Valin Steel Co. Ltd., Class A	497,400	334,511
	Hundsun Technologies, Inc., Class A	59,229	212,368
	IEIT Systems Co. Ltd., Class A	50,084	352,527
	Iflytek Co. Ltd., Class A	66,700	432,851
	IKD Co. Ltd., Class A	77,400	177,255
	Imeik Technology Development Co. Ltd., Class A	4,160	98,942
	Industrial & Commercial Bank of China Ltd., Class H	28,097,185	19,246,891
	Industrial Bank Co. Ltd., Class A	918,539	2,641,640
	Industrial Securities Co. Ltd., Class A	270,848	215,812
	INESA Intelligent Tech, Inc., Class A	38,400	125,061
	Infore Environment Technology Group Co. Ltd., Class A	233,424	191,980
	Ingenic Semiconductor Co. Ltd., Class A	13,600	127,176
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	329,958
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	285,000	700,451
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	151,356	189,420
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	511,903	381,479
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	127,300	233,050
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	252,700	1,035,447
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	328,100	231,778
*Ω	Innovent Biologics, Inc.	463,500	3,210,162

		Shares	Value»
CHINA — (Continued)
	Intco Medical Technology Co. Ltd., Class A	24,200	$74,157
	iRay Group, Class A	6,115	102,018
*	IRICO Display Devices Co. Ltd., Class A	274,400	253,042
	JA Solar Technology Co. Ltd., Class A	221,504	291,351
	Jafron Biomedical Co. Ltd., Class A	44,300	130,348
	Jason Furniture Hangzhou Co. Ltd., Class A	42,680	146,610
	JCET Group Co. Ltd., Class A	105,500	485,999
	JCHX Mining Management Co. Ltd., Class A	43,000	219,159
*Ω	JD Health International, Inc.	829,900	3,938,040
*Ω	JD Logistics, Inc.	2,335,900	3,663,654
	JD.com, Inc. (9618 HK), Class A	1,581,771	25,753,485
#	JD.com, Inc. (JD US), ADR	116,630	3,804,471
	Jiangling Motors Corp. Ltd., Class A	32,100	83,179
	Jiangsu Azure Corp., Class A	37,700	65,990
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	316,100	144,157
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	258,915	259,063
	Jiangsu Eastern Shenghong Co. Ltd., Class A	179,040	217,012
	Jiangsu Expressway Co. Ltd., Class H	1,110,000	1,381,264
	Jiangsu Financial Leasing Co. Ltd., Class A	154,600	113,651
	Jiangsu Guotai International Group Co. Ltd., Class A	100,300	98,881
	Jiangsu Guoxin Corp. Ltd., Class A	88,700	89,635

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	8,000	$66,171
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	48,686	501,341
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	88,675	623,158
*	Jiangsu Hoperun Software Co. Ltd., Class A	25,000	178,828
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	100,200	57,237
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	37,380	150,689
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	67,812	442,486
	Jiangsu Lihua Foods Group Co. Ltd.	49,500	129,358
	Jiangsu Linyang Energy Co. Ltd., Class A	150,967	115,107
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	147,017
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	65,800	202,256
	Jiangsu Pacific Quartz Co. Ltd., Class A	11,352	50,646
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	158,200	255,831
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	101,600	136,106
	Jiangsu Shagang Co. Ltd., Class A	69,200	55,941
	Jiangsu Shemar Electric Co. Ltd., Class A	6,900	22,832
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	27,200	151,166

		Shares	Value»
CHINA — (Continued)
	Jiangsu Yanghe Distillery Co. Ltd., Class A	79,190	$748,062
	Jiangsu Yangnong Chemical Co. Ltd., Class A	28,756	204,208
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	140,307
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	59,700	283,307
	Jiangsu Zhongtian Technology Co. Ltd., Class A	159,700	306,746
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	169,800	63,168
	Jiangxi Copper Co. Ltd., Class H	1,161,000	1,950,823
	Jiangxi Ganyue Expressway Co. Ltd., Class A	153,500	108,665
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	12,900	96,088
*	Jiangxi Special Electric Motor Co. Ltd., Class A	58,800	56,483
	Jiangzhong Pharmaceutical Co. Ltd., Class A	35,000	110,348
	Jiayou International Logistics Co. Ltd., Class A	77,140	147,957
	Jihua Group Corp. Ltd., Class A	243,400	86,516
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	84,200	185,334
	Jilin Electric Power Co. Ltd., Class A	153,400	112,780
	Jinduicheng Molybdenum Co. Ltd., Class A	253,400	342,341
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	155,000	236,374

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	JiuGui Liquor Co. Ltd., Class A	8,800	$51,967
	Jizhong Energy Resources Co. Ltd., Class A	304,000	261,261
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	119,555	174,522
	Jointown Pharmaceutical Group Co. Ltd., Class A	357,725	266,490
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	28,300	75,147
	JSTI Group, Class A	57,800	70,035
	Juneyao Airlines Co. Ltd., Class A	206,240	352,332
	Kailuan Energy Chemical Co. Ltd., Class A	42,900	35,676
	Keboda Technology Co. Ltd., Class A	11,400	85,131
	Keda Industrial Group Co. Ltd., Class A	105,200	131,306
	Kehua Data Co. Ltd., Class A	32,100	187,980
	KingClean Electric Co. Ltd., Class A	18,500	54,161
	Kingfa Sci & Tech Co. Ltd., Class A	156,100	235,926
	Kingnet Network Co. Ltd., Class A	141,300	330,032
	Kingsemi Co. Ltd., Class A	4,797	62,939
	Konfoong Materials International Co. Ltd., Class A	7,400	76,002
	KPC Pharmaceuticals, Inc., Class A	42,100	88,702
*Ω	Kuaishou Technology	2,338,900	15,437,419
	Kuang-Chi Technologies Co. Ltd., Class A	48,900	284,302
	Kunlun Energy Co. Ltd.	5,852,000	5,577,980
	Kunlun Tech Co. Ltd., Class A	28,500	125,188
	Kunshan Huguang Auto Harness Co. Ltd., Class A	20,700	85,622

		Shares	Value»
CHINA — (Continued)
	Kweichow Moutai Co. Ltd., Class A	49,893	$10,629,720
	Lakala Payment Co. Ltd., Class A	36,800	107,302
	Lao Feng Xiang Co. Ltd., Class A	27,700	183,064
	Laobaixing Pharmacy Chain JSC, Class A	36,200	100,189
	LB Group Co. Ltd., Class A	145,900	333,304
	Leader Harmonious Drive Systems Co. Ltd., Class A	3,212	65,358
	Lens Technology Co. Ltd., Class A	200,200	575,893
	Leo Group Co. Ltd., Class A	305,600	156,911
	Levima Advanced Materials Corp., Class A	6,500	13,154
	Leyard Optoelectronic Co. Ltd., Class A	143,200	121,304
*	Li Auto, Inc. (2015 HK), Class A	363,500	4,429,128
#*	Li Auto, Inc. (LI US), ADR	105,301	2,568,291
	Liaoning Cheng Da Co. Ltd., Class A	71,400	98,258
	Lingyi iTech Guangdong Co., Class A	280,018	308,471
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	9,300	21,189
	Loncin Motor Co. Ltd., Class A	111,200	190,744
Ω	Longfor Group Holdings Ltd.	1,953,000	2,612,278
	LONGi Green Energy Technology Co. Ltd., Class A	180,388	365,242
	Longshine Technology Group Co. Ltd., Class A	57,600	111,507
	Luenmei Quantum Co. Ltd., Class A	87,700	70,880
	Luxi Chemical Group Co. Ltd., Class A	151,900	223,484
	Luxshare Precision Industry Co. Ltd., Class A	368,724	1,569,496
	Luzhou Laojiao Co. Ltd., Class A	83,029	1,414,852

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Mango Excellent Media Co. Ltd., Class A	67,592	$211,694
	Maxscend Microelectronics Co. Ltd., Class A	8,600	88,876
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	8,900	31,392
	Mehow Innovative Ltd., Class A	5,900	19,223
	Meihua Holdings Group Co. Ltd., Class A	226,400	341,624
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	167,657	123,148
*Ω	Meituan, Class B	2,176,640	36,039,582
#	Metallurgical Corp. of China Ltd., Class H	2,714,000	513,171
	Micro-Tech Nanjing Co. Ltd., Class A	8,087	66,682
	Midea Group Co. Ltd., Class A	274,401	2,782,040
	Ming Yang Smart Energy Group Ltd., Class A	59,404	83,536
	MINISO Group Holding Ltd.	4,600	20,681
	Minmetals Capital Co. Ltd., Class A	164,400	117,542
	MLS Co. Ltd., Class A	93,400	101,559
	Montage Technology Co. Ltd., Class A	11,001	116,455
	Muyuan Foods Co. Ltd., Class A	224,357	1,225,680
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	398,761
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	44,846	62,827
	Nanjing Securities Co. Ltd., Class A	124,700	132,897
*	Nanjing Tanker Corp., Class A	382,500	140,571
	Nantong Jianghai Capacitor Co. Ltd., Class A	51,600	129,660
	NARI Technology Co. Ltd., Class A	299,642	914,240

		Shares	Value»
CHINA — (Continued)
	National Silicon Industry Group Co. Ltd., Class A	100,256	$241,298
	NAURA Technology Group Co. Ltd., Class A	15,000	932,803
*	NavInfo Co. Ltd., Class A	56,250	64,522
	NBTM New Materials Group Co. Ltd., Class A	23,900	65,860
	NetEase, Inc. (9999 HK)	618,100	13,286,895
	NetEase, Inc. (NTES US), ADR	139,207	14,903,501
	Neusoft Corp., Class A	58,300	80,850
	New China Life Insurance Co. Ltd., Class H	987,000	3,604,435
*	New Hope Liuhe Co. Ltd., Class A	108,366	143,191
	Neway Valve Suzhou Co. Ltd., Class A	50,800	187,611
	Newland Digital Technology Co. Ltd., Class A	58,300	214,982
*	Ninestar Corp., Class A	33,051	100,181
	Ningbo Boway Alloy Material Co. Ltd., Class A	54,200	129,868
	Ningbo Huaxiang Electronic Co. Ltd., Class A	43,700	100,585
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	61,400	104,785
	Ningbo Joyson Electronic Corp., Class A	86,200	195,326
	Ningbo Orient Wires & Cables Co. Ltd., Class A	34,742	241,823
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	33,961	93,769
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	380,714
	Ningbo Tuopu Group Co. Ltd., Class A	63,289	457,638

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	$110,112
	Ningxia Baofeng Energy Group Co. Ltd., Class A	293,000	646,468
*	NIO, Inc. (9866 HK), Class A	564,740	2,262,034
Ω	Nongfu Spring Co. Ltd., Class H	1,630,200	7,494,340
	North Copper Co. Ltd., Class A	117,000	144,647
	North Industries Group Red Arrow Co. Ltd., Class A	58,100	134,880
	Northeast Securities Co. Ltd., Class A	120,200	125,359
	Novoray Corp., Class A	2,923	22,310
	NYOCOR Co. Ltd., Class A	105,900	80,208
*	Offcn Education Technology Co. Ltd., Class A	200,012	82,990
	Offshore Oil Engineering Co. Ltd., Class A	334,000	244,256
*	OFILM Group Co. Ltd., Class A	182,900	283,578
	Olympic Circuit Technology Co. Ltd., Class A	27,100	99,451
	Oppein Home Group, Inc., Class A	26,695	243,164
	Opple Lighting Co. Ltd., Class A	20,900	48,582
	ORG Technology Co. Ltd., Class A	165,500	121,769
	Orient Overseas International Ltd.	125,000	1,746,059
#Ω	Orient Securities Co. Ltd., Class H	837,600	493,303
*	Oriental Energy Co. Ltd., Class A	95,800	107,906
	Oriental Pearl Group Co. Ltd., Class A	141,200	143,415
*	Ourpalm Co. Ltd., Class A	109,500	72,602
	Ovctek China, Inc., Class A	9,826	19,913
*	Pacific Securities Co. Ltd., Class A	266,700	131,405

		Shares	Value»
CHINA — (Continued)
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	22,800	$68,807
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	165,065
	PCI Technology Group Co. Ltd., Class A	63,800	45,547
*	PDD Holdings, Inc., ADR	380,474	40,166,640
	People.cn Co. Ltd., Class A	36,600	99,859
	People’s Insurance Co. Group of China Ltd. , Class H	6,665,000	3,944,454
	Perfect World Co. Ltd., Class A	64,785	121,408
	PetroChina Co. Ltd., Class H	19,168,000	14,646,998
	PICC Property & Casualty Co. Ltd., Class H	5,469,198	10,071,196
	Ping An Bank Co. Ltd., Class A	587,500	883,247
#	Ping An Insurance Group Co. of China Ltd., Class H	5,254,000	31,445,358
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	229,700	259,951
	POCO Holding Co. Ltd., Class A	11,000	61,280
*	Polaris Bay Group Co. Ltd., Class A	93,600	81,821
Ω	Pop Mart International Group Ltd	446,600	11,138,759
Ω	Postal Savings Bank of China Co. Ltd., Class H	6,061,000	3,726,193
	Power Construction Corp. of China Ltd., Class A	720,611	468,526
*	Qi An Xin Technology Group, Inc., Class A	32,698	139,250
	Qianhe Condiment & Food Co. Ltd., Class A	10,600	16,433
	Qingdao Haier Biomedical Co. Ltd., Class A	6,715	29,139
	Qingdao Hanhe Cable Co. Ltd., Class A	208,800	91,771

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	3,500	$65,629
Ω	Qingdao Port International Co. Ltd., Class H	250,000	180,719
	Qingdao Rural Commercial Bank Corp., Class A	379,429	163,672
	Qingdao Sentury Tire Co. Ltd., Class A	75,100	191,240
	Qingdao TGOOD Electric Co. Ltd., Class A	54,800	174,599
*	Qinghai Salt Lake Industry Co. Ltd., Class A	273,600	601,739
*	QuantumCTek Co. Ltd., Class A	1,989	65,743
	Quectel Wireless Solutions Co. Ltd., Class A	10,400	107,830
	Range Intelligent Computing Technology Group Co. Ltd., Class A	25,200	167,929
	Raytron Technology Co. Ltd., Class A	21,575	166,128
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	102,914
*	Rising Nonferrous Metals Share Co. Ltd., Class A	3,100	15,376
	Riyue Heavy Industry Co. Ltd., Class A	51,800	84,942
	RoboTechnik Intelligent Technology Co. Ltd., Class A	4,300	77,606
	Rockchip Electronics Co. Ltd., Class A	7,100	167,168
	Rongsheng Petrochemical Co. Ltd., Class A	521,394	597,867
*	Roshow Technology Co. Ltd., Class A	86,882	85,419
*	Sai Micro Electronics, Inc., Class A	29,700	66,734
	SAIC Motor Corp. Ltd., Class A	214,845	481,103
	Sailun Group Co. Ltd., Class A	260,200	438,006

		Shares	Value»
CHINA — (Continued)
	Sanan Optoelectronics Co. Ltd., Class A	211,300	$357,586
	Sangfor Technologies, Inc., Class A	13,200	179,238
	Sanquan Food Co. Ltd., Class A	33,000	52,376
	Sansure Biotech, Inc., Class A	24,500	66,883
	Sanwei Holding Group Co. Ltd., Class A	43,500	65,484
	Sany Heavy Industry Co. Ltd., Class A	286,434	746,237
	Satellite Chemical Co. Ltd., Class A	329,961	824,906
	SDIC Capital Co. Ltd., Class A	190,204	179,196
	SDIC Power Holdings Co. Ltd., Class A	285,800	592,025
	Sealand Securities Co. Ltd., Class A	369,790	194,012
	Seres Group Co. Ltd., Class A	57,600	1,035,338
	SF Holding Co. Ltd., Class A	294,361	1,763,608
	SG Micro Corp., Class A	6,515	90,882
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	175,500	101,715
	Shaanxi Coal Industry Co. Ltd., Class A	567,700	1,498,966
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	261,800	141,248
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	322,150	290,597
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	60,500	131,429
Ω	Shandong Gold Mining Co. Ltd., Class H	617,750	1,819,880
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	80,700	631,069
	Shandong Hi-speed Co. Ltd., Class A	59,700	89,018
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	392,145

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Humon Smelting Co. Ltd., Class A	71,200	$106,250
	Shandong Linglong Tyre Co. Ltd., Class A	105,800	207,577
	Shandong Nanshan Aluminum Co. Ltd., Class A	855,210	430,099
	Shandong Pharmaceutical Glass Co. Ltd., Class A	53,700	164,132
	Shandong Publishing & Media Co. Ltd., Class A	95,200	128,682
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	511,818
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	14,600	105,791
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	44,400	50,607
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	84,800	122,740
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	15,788	190,019
	Shanghai Bailian Group Co. Ltd., Class A	116,800	153,924
*	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	47,236	169,947
	Shanghai Baosight Software Co. Ltd., Class A	89,518	331,537
	Shanghai Belling Co. Ltd., Class A	18,000	87,001
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	4,981	133,425
	Shanghai Chinafortune Co. Ltd., Class A	51,500	95,131

		Shares	Value»
CHINA — (Continued)
	Shanghai Construction Group Co. Ltd., Class A	635,276	$210,627
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	59,660	65,765
*	Shanghai DZH Ltd., Class A	46,200	54,368
#*	Shanghai Electric Group Co. Ltd., Class H	2,092,000	687,420
	Shanghai Electric Power Co. Ltd., Class A	157,200	193,460
	Shanghai Environment Group Co. Ltd., Class A	79,098	85,669
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	386,500	695,078
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	9,500	63,364
	Shanghai Gentech Co. Ltd., Class A	4,961	25,449
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	18,100	41,352
	Shanghai Huace Navigation Technology Ltd., Class A	17,900	104,854
	Shanghai Huafon Aluminium Corp., Class A	69,300	162,872
	Shanghai Huayi Group Co. Ltd., Class A	131,700	123,378
	Shanghai International Airport Co. Ltd., Class A	31,700	139,986
	Shanghai Jahwa United Co. Ltd., Class A	26,300	84,754
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	51,700	170,973
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	45,700	65,826

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»
CHINA — (Continued)
Shanghai Lingang Holdings Corp. Ltd., Class A	109,060	$136,525
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	41,220	49,924
Shanghai M&G Stationery, Inc., Class A	16,569	67,040
Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	39,900	121,986
Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	3,317	38,622
Shanghai Moons’ Electric Co. Ltd., Class A	10,400	94,254
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	648,400	886,703
Shanghai Pret Composites Co. Ltd., Class A	35,800	51,054
Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,331,226
Shanghai Putailai New Energy Technology Co. Ltd., Class A	77,056	178,361
Shanghai RAAS Blood Products Co. Ltd., Class A	203,700	188,377
Shanghai Runda Medical Technology Co. Ltd., Class A	9,600	23,860
Shanghai Rural Commercial Bank Co. Ltd., Class A	331,200	383,182
Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	81,100	114,291
Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	9,700	50,221
Shanghai Stonehill Technology Co. Ltd., Class A	315,000	225,341

		Shares	Value»
CHINA — (Continued)
	Shanghai Tunnel Engineering Co. Ltd., Class A	221,400	$181,330
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	52,400	81,007
	Shanghai Wanye Enterprises Co. Ltd., Class A	48,700	96,756
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	162,659	125,833
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	102,000	367,548
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	186,000	109,163
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	153,299	227,028
	Shanjin International Gold Co. Ltd., Class A	195,817	550,478
	Shannon Semiconductor Technology Co. Ltd., Class A	19,700	83,472
	Shantui Construction Machinery Co. Ltd., Class A	94,700	113,754
	Shanxi Coal International Energy Group Co. Ltd., Class A	158,900	207,191
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	398,830	351,983
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	256,030	385,131
*	Shanxi Meijin Energy Co. Ltd., Class A	225,117	130,238
	Shanxi Securities Co. Ltd., Class A	165,980	129,103
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	331,600	161,081

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	50,207	$1,411,174
	Sharetronic Data Technology Co. Ltd., Class A	8,700	126,669
	Shede Spirits Co. Ltd., Class A	11,300	88,289
	Shenghe Resources Holding Co. Ltd., Class A	109,500	159,603
*	Shengyi Electronics Co. Ltd., Class A	8,718	31,232
	Shengyi Technology Co. Ltd., Class A	59,100	198,318
	Shennan Circuits Co. Ltd., Class A	16,082	242,630
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,400,000	370,822
	Shenzhen Agricultural Power Group Co. Ltd., Class A	91,400	79,811
	Shenzhen Airport Co. Ltd., Class A	135,900	126,733
	Shenzhen Aisidi Co. Ltd., Class A	83,700	133,968
	Shenzhen Capchem Technology Co. Ltd., Class A	34,840	152,441
	Shenzhen Energy Group Co. Ltd., Class A	257,619	227,060
	Shenzhen Envicool Technology Co. Ltd., Class A	30,350	133,013
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	77,700	230,951
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	75,000	129,349
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	4,516	84,450
	Shenzhen FRD Science & Technology Co. Ltd., Class A	8,600	23,175
	Shenzhen Gas Corp. Ltd., Class A	177,500	155,934

		Shares	Value»
CHINA — (Continued)
	Shenzhen Goodix Technology Co. Ltd., Class A	16,200	$156,626
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	44,700	120,805
	Shenzhen Huaqiang Industry Co. Ltd., Class A	41,400	145,892
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	398,652
	Shenzhen Kaifa Technology Co. Ltd., Class A	101,000	249,388
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	17,240	32,344
	Shenzhen Kedali Industry Co. Ltd., Class A	16,766	304,032
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	32,900	66,859
	Shenzhen Kinwong Electronic Co. Ltd., Class A	87,364	336,032
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	37,800	117,307
	Shenzhen Megmeet Electrical Co. Ltd., Class A	25,700	153,619
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	44,873	1,357,134
	Shenzhen MTC Co. Ltd., Class A	411,800	244,537
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	26,100	188,279
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	62,980	20,494
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	199,918

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen SC New Energy Technology Corp., Class A	21,859	$165,463
	Shenzhen SED Industry Co. Ltd., Class A	62,800	195,259
	Shenzhen Senior Technology Material Co. Ltd., Class A	93,752	117,376
	Shenzhen Sunlord Electronics Co. Ltd., Class A	53,300	204,615
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	65,500	91,005
	Shenzhen Sunway Communication Co. Ltd., Class A	68,700	188,903
	Shenzhen Topband Co. Ltd., Class A	64,000	123,404
	Shenzhen Transsion Holdings Co. Ltd., Class A	38,786	400,918
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	65,400	165,671
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	59,100	36,865
	Shenzhen Yinghe Technology Co. Ltd., Class A	41,400	94,054
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	65,371	186,546
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	6,200	108,632
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	304,014	186,835
	Shenzhou International Group Holdings Ltd.	760,800	5,273,637
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	55,600	172,520

		Shares	Value»
CHINA — (Continued)
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	74,056	$140,140
*	Siasun Robot & Automation Co. Ltd., Class A	53,400	122,807
	Sichuan Changhong Electric Co. Ltd., Class A	222,305	321,558
	Sichuan Chuantou Energy Co. Ltd., Class A	183,800	429,837
	Sichuan Development Lomon Co. Ltd., Class A	85,000	129,043
	Sichuan Hebang Biotechnology Co. Ltd., Class A	579,500	134,908
	Sichuan Hexie Shuangma Co. Ltd., Class A	45,400	98,149
*	Sichuan Hongda Co. Ltd., Class A	110,900	101,644
	Sichuan Jiuzhou Electric Co. Ltd., Class A	31,800	66,457
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	645,055
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	3,500	149,725
	Sichuan New Energy Power Co. Ltd., Class A	85,800	120,761
	Sichuan Road & Bridge Group Co. Ltd., Class A	429,140	513,269
	Sichuan Swellfun Co. Ltd., Class A	29,400	184,376
	Sichuan Teway Food Group Co. Ltd., Class A	41,600	64,264
	Sichuan Yahua Industrial Group Co. Ltd., Class A	60,500	93,188
	Sieyuan Electric Co. Ltd., Class A	49,100	487,046
	Sino Biopharmaceutical Ltd.	11,298,500	5,674,097
	Sinocare, Inc., Class A	24,606	69,967

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinofibers Technology Co. Ltd., Class A	14,600	$71,383
	Sinolink Securities Co. Ltd., Class A	150,200	168,084
	Sinoma International Engineering Co., Class A	254,900	321,759
	Sinoma Science & Technology Co. Ltd., Class A	89,494	169,285
	Sinomach Automobile Co. Ltd., Class A	31,900	27,811
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	123,200	47,844
	Sinomine Resource Group Co. Ltd., Class A	22,900	91,749
	Sinopharm Group Co. Ltd., Class H	896,000	2,111,646
	Sinosoft Co. Ltd., Class A	52,192	137,260
	Sinotruk Jinan Truck Co. Ltd., Class A	80,400	188,081
	Skshu Paint Co. Ltd., Class A	16,707	111,398
	Skyworth Digital Co. Ltd., Class A	38,300	59,123
Ω	Smoore International Holdings Ltd.	996,000	1,723,894
	Songcheng Performance Development Co. Ltd., Class A	41,100	52,898
	Sonoscape Medical Corp., Class A	3,400	14,527
	SooChow Securities Co. Ltd., Class A	194,450	209,297
	Southern Publishing & Media Co. Ltd., Class A	60,300	137,009
	Southwest Securities Co. Ltd., Class A	356,836	202,349
	SPIC Industry-Finance Holdings Co. Ltd., Class A	162,300	143,168
	Spring Airlines Co. Ltd., Class A	52,800	389,545
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	121,700	126,680

		Shares	Value»
CHINA — (Continued)
	StarPower Semiconductor Ltd., Class A	7,860	$89,234
	State Grid Information & Communication Co. Ltd., Class A	75,800	188,863
	State Grid Yingda Co. Ltd., Class A	67,900	45,358
	STO Express Co. Ltd., Class A	117,700	173,201
	Sumec Corp. Ltd., Class A	97,700	127,281
	Sungrow Power Supply Co. Ltd., Class A	77,820	649,714
	Sunny Optical Technology Group Co. Ltd.	548,200	4,612,694
	Sunresin New Materials Co. Ltd., Class A	30,700	183,886
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd., Class A	5,234	20,979
	Sunwoda Electronic Co. Ltd., Class A	77,500	202,685
	Suofeiya Home Collection Co. Ltd., Class A	30,900	64,804
	SUPCON Technology Co. Ltd., Class A	18,947	123,190
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	167,300	595,358
	Suzhou Maxwell Technologies Co. Ltd., Class A	9,561	91,680
	Suzhou TFC Optical Communication Co. Ltd., Class A	22,400	215,203
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	6,324	94,136
	Taiji Computer Corp. Ltd., Class A	29,200	96,918
*	Talkweb Information System Co. Ltd., Class A	26,200	119,954
*	Tangshan Jidong Cement Co. Ltd., Class A	152,300	99,322

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	TangShan Port Group Co. Ltd., Class A	531,500	$293,634
	Tasly Pharmaceutical Group Co. Ltd., Class A	89,600	187,792
	TBEA Co. Ltd., Class A	291,720	463,182
	TCL Technology Group Corp., Class A	893,498	509,921
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	65,600	69,209
	Telling Telecommunication Holding Co. Ltd., Class A	17,500	23,368
	Tencent Holdings Ltd.	3,712,900	227,418,623
	Tencent Music Entertainment Group, ADR	557,494	7,481,569
	Thunder Software Technology Co. Ltd., Class A	10,200	78,502
	Tian Di Science & Technology Co. Ltd., Class A	466,820	398,356
*	Tianfeng Securities Co. Ltd., Class A	301,300	161,840
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	145,700	67,905
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	26,400	107,351
	Tianjin Port Co. Ltd., Class A	173,804	105,855
*	Tianma Microelectronics Co. Ltd., Class A	79,055	86,858
	Tianneng Battery Group Co. Ltd., Class A	23,919	85,474
	Tianshan Aluminum Group Co. Ltd., Class A	396,700	406,979
	TianShan Material Co. Ltd., Class A	100,900	68,171
	Tianshui Huatian Technology Co. Ltd., Class A	110,800	141,532
	Tibet Huayu Mining Co. Ltd., Class A	25,700	62,861

		Shares	Value»
CHINA — (Continued)
	Tibet Mineral Development Co. Ltd., Class A	24,700	$63,048
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	17,210	84,120
	Tingyi Cayman Islands Holding Corp	2,038,000	3,681,303
	Tofflon Science & Technology Group Co. Ltd., Class A	25,300	40,978
	TongFu Microelectronics Co. Ltd., Class A	130,600	460,672
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	130,100	129,523
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	20,200	48,646
	Tongkun Group Co. Ltd., Class A	147,609	221,173
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	62,800	58,035
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	440,088
	Tongwei Co. Ltd., Class A	209,300	470,164
	Topchoice Medical Corp., Class A	18,510	102,442
*	TPV Technology Co. Ltd., Class A	236,100	75,077
	Transfar Zhilian Co. Ltd., Class A	165,100	119,354
	Triangle Tyre Co. Ltd., Class A	47,200	88,025
	Trina Solar Co. Ltd., Class A	93,219	168,258
	Trip.com Group Ltd. (9961 HK)	99,700	6,006,007
	Trip.com Group Ltd. (TCOM US), ADR	293,024	17,285,486
	TRS Information Technology Corp. Ltd., Class A	23,800	60,380
*	Tsinghua Tongfang Co. Ltd., Class A	144,100	138,257
	Tsingtao Brewery Co. Ltd., Class H	592,000	4,183,353

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	21,199	$187,087
	Unisplendour Corp. Ltd., Class A	174,660	606,538
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	210,822
	Venustech Group, Inc., Class A	29,500	62,926
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	5,590	74,096
	Victory Giant Technology Huizhou Co. Ltd., Class A	61,300	624,836
	Vipshop Holdings Ltd., ADR	437,747	5,962,114
*	Visionox Technology, Inc., Class A	49,700	58,582
	Walvax Biotechnology Co. Ltd., Class A	54,900	75,721
*	Wanda Film Holding Co. Ltd., Class A	94,900	147,131
	Wangsu Science & Technology Co. Ltd., Class A	165,500	267,394
	Wanhua Chemical Group Co. Ltd., Class A	185,000	1,387,920
	Want Want China Holdings Ltd.	1,982,000	1,297,048
	Wanxiang Qianchao Co. Ltd., Class A	217,200	194,609
	Wasu Media Holding Co. Ltd., Class A	99,500	105,604
	Weichai Power Co. Ltd., Class H	2,380,800	4,644,702
	Weifu High-Technology Group Co. Ltd., Class A	48,000	129,051
	Weihai Guangwei Composites Co. Ltd., Class A	43,726	174,991
	Wens Foodstuff Group Co. Ltd., Class A	205,180	478,829
	Western Mining Co. Ltd., Class A	148,200	314,405
*	Western Region Gold Co. Ltd., Class A	27,500	61,332
	Western Securities Co. Ltd., Class A	238,600	247,524

		Shares	Value»
CHINA — (Continued)
	Western Superconducting Technologies Co. Ltd., Class A	29,292	$189,477
	Will Semiconductor Co. Ltd. Shanghai, Class A	12,821	232,881
	Willfar Information Technology Co. Ltd., Class A	12,148	60,156
	Wingtech Technology Co. Ltd., Class A	32,548	156,322
	Winner Medical Co. Ltd., Class A	23,997	172,641
	Winning Health Technology Group Co. Ltd., Class A	125,560	176,915
	Wolong Electric Group Co. Ltd., Class A	126,200	446,094
	Wuchan Zhongda Group Co. Ltd., Class A	358,650	251,237
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	13,400	106,422
	Wuhan East Lake High Technology Group Co. Ltd., Class A	19,200	23,227
	Wuhan Guide Infrared Co. Ltd., Class A	44,693	50,748
	Wuhan Jingce Electronic Group Co. Ltd., Class A	9,800	82,219
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	19,400	47,727
	Wuhu Token Science Co. Ltd., Class A	146,800	114,869
	Wuliangye Yibin Co. Ltd., Class A	204,106	3,617,383
	WUS Printed Circuit Kunshan Co. Ltd., Class A	151,200	585,006
#Ω	WuXi AppTec Co. Ltd., Class H	257,760	1,992,123
*Ω	Wuxi Biologics Cayman, Inc	2,630,000	7,638,645
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	37,100	101,842
	Wuxi NCE Power Co. Ltd., Class A	16,400	69,927

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wuxi Rural Commercial Bank Co. Ltd., Class A	110,000	$83,815
	Wuxi Taiji Industry Ltd. Co., Class A	106,800	93,101
	XCMG Construction Machinery Co. Ltd., Class A	491,903	597,159
	XGD, Inc., Class A	31,000	94,316
	Xiamen Amoytop Biotech Co. Ltd., Class A	21,336	218,569
	Xiamen Bank Co. Ltd., Class A	148,900	118,161
	Xiamen C & D, Inc., Class A	147,200	211,139
	Xiamen Faratronic Co. Ltd., Class A	17,000	243,651
	Xiamen Intretech, Inc., Class A	40,100	84,465
	Xiamen ITG Group Corp. Ltd., Class A	159,530	137,744
	Xiamen Tungsten Co. Ltd., Class A	119,680	302,318
	Xiamen Xiangyu Co. Ltd., Class A	166,300	148,430
	Xi’an Bright Laser Technologies Co. Ltd., Class A	12,047	112,600
*	Xian International Medical Investment Co. Ltd., Class A	63,400	43,935
	Xi’An Shaangu Power Co. Ltd., Class A	97,000	110,752
	Xi’an Triangle Defense Co. Ltd., Class A	29,800	101,676
	Xiangcai Co. Ltd., Class A	122,300	130,771
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	63,200	86,220
	Xianhe Co. Ltd., Class A	30,100	87,103
*Ω	Xiaomi Corp., Class B	4,087,000	26,165,789
	Xinfengming Group Co. Ltd., Class A	138,600	205,922
	Xinhuanet Co. Ltd., Class A	18,900	58,229
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	27,300	104,348

		Shares	Value»
CHINA — (Continued)
	Xinxiang Richful Lube Additive Co. Ltd., Class A	20,300	$172,759
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	192,100	89,092
	Xinyu Iron & Steel Co. Ltd., Class A	174,600	97,195
*	XPeng, Inc., Class A	826,200	7,691,106
	Xuji Electric Co. Ltd., Class A	72,200	211,207
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	36,000	240,134
	Yankershop Food Co. Ltd., Class A	11,500	142,230
#	Yankuang Energy Group Co. Ltd., Class H	3,732,300	3,898,098
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	20,000	62,231
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	35,100	72,297
	Yantai Eddie Precision Machinery Co. Ltd., Class A	49,800	128,751
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	76,255	329,801
	Yealink Network Technology Corp. Ltd., Class A	40,676	186,041
	YGSOFT, Inc., Class A	81,000	63,545
	Yifan Pharmaceutical Co. Ltd., Class A	79,900	124,812
	Yifeng Pharmacy Chain Co. Ltd., Class A	56,180	219,068
	Yizumi Holdings Co. Ltd., Class A	16,200	45,760
	Yonfer Agricultural Technology Co. Ltd., Class A	80,000	149,468
*	Yonghui Superstores Co. Ltd., Class A	325,000	228,871
	YongXing Special Materials Technology Co. Ltd., Class A	20,170	85,154

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Yonyou Network Technology Co. Ltd., Class A	30,300	$61,547
	Youngor Fashion Co. Ltd., Class A	319,604	329,823
	YTO Express Group Co. Ltd., Class A	230,662	416,055
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	24,400	33,948
	YUNDA Holding Group Co. Ltd., Class A	146,490	136,989
	Yunnan Aluminium Co. Ltd., Class A	357,300	748,640
	Yunnan Baiyao Group Co. Ltd., Class A	44,640	351,950
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	271,600	190,022
	Yunnan Copper Co. Ltd., Class A	252,100	404,464
	Yunnan Energy Investment Co. Ltd., Class A	27,700	41,561
	Yunnan Energy New Material Co. Ltd., Class A	23,562	89,980
	Yunnan Tin Co. Ltd., Class A	179,300	341,487
	Yunnan Yuntianhua Co. Ltd., Class A	103,600	318,659
	Zangge Mining Co. Ltd., Class A	97,900	487,622
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	19,450	549,396
	Zhaojin Mining Industry Co. Ltd., Class H	636,500	1,516,363
	Zhefu Holding Group Co. Ltd., Class A	395,623	171,390
	Zhejiang Cfmoto Power Co. Ltd., Class A	11,300	258,500
	Zhejiang China Commodities City Group Co. Ltd., Class A	325,179	685,697
	Zhejiang Chint Electrics Co. Ltd., Class A	93,421	286,818

		Shares	Value»
CHINA — (Continued)
	Zhejiang Communications Technology Co. Ltd., Class A	168,620	$89,343
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	71,100	43,006
	Zhejiang Crystal-Optech Co. Ltd., Class A	42,300	114,640
	Zhejiang Dahua Technology Co. Ltd., Class A	92,113	199,830
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	67,400	130,507
	Zhejiang Dingli Machinery Co. Ltd., Class A	28,370	169,772
*	Zhejiang Dun’An Artificial Environment Co. Ltd., Class A	62,400	97,101
	Zhejiang Hailiang Co. Ltd., Class A	143,800	189,169
	Zhejiang HangKe Technology, Inc. Co., Class A	14,018	32,976
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	67,600	82,522
	Zhejiang Huace Film & Television Co. Ltd., Class A	79,100	78,401
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	93,540	184,915
	Zhejiang Huayou Cobalt Co. Ltd., Class A	49,411	230,502
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	110,700	130,292
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	87,700	331,431
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	48,300	90,824

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	138,400	$95,927
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	259,430
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	35,100	75,790
	Zhejiang Juhua Co. Ltd., Class A	158,900	557,455
*Ω	Zhejiang Leapmotor Technology Co. Ltd	91,000	651,223
	Zhejiang Longsheng Group Co. Ltd., Class A	102,400	138,400
	Zhejiang Medicine Co. Ltd., Class A	43,900	80,545
	Zhejiang NHU Co. Ltd., Class A	254,788	775,945
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	157,600	130,495
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	67,794	250,589
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	12,300	74,973
	Zhejiang Semir Garment Co. Ltd., Class A	269,800	208,738
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	60,000	42,844
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	20,800	96,661
	Zhejiang Supor Co. Ltd., Class A	22,354	173,096
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	114,100	262,371
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	136,103	364,895

		Shares	Value»
CHINA — (Continued)
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	66,500	$101,315
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	76,434	124,115
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	19,900	53,855
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	36,080	37,669
	Zhejiang Yinlun Machinery Co. Ltd., Class A	56,700	198,699
	Zheshang Securities Co. Ltd., Class A	86,163	124,653
	Zhongji Innolight Co. Ltd., Class A	36,037	421,408
	Zhongjin Gold Corp. Ltd., Class A	428,700	807,457
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	142,700	136,180
	Zhongshan Public Utilities Group Co. Ltd., Class A	90,000	105,813
	Zhongtai Securities Co. Ltd., Class A	207,400	174,389
	Zhuhai Huafa Properties Co. Ltd., Class A	205,500	144,168
*	Zhuhai Zhumian Group Co. Ltd	105,500	95,301
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	63,600	255,280
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	23,700	109,948
	Zhuzhou Kibing Group Co. Ltd., Class A	245,501	182,697
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	210,100	128,876
	Zijin Mining Group Co. Ltd., Class H	5,587,000	12,205,823

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	746,400	$537,841
#	ZTE Corp., Class H	667,085	1,969,321
	ZTO Express Cayman, Inc. (2057 HK)	212,450	3,956,643
	ZTO Express Cayman, Inc. (ZTO US), ADR	245,675	4,544,987

TOTAL CHINA			1,324,397,835

COLOMBIA — (0.1%)
	Bancolombia SA (BCOLO CB)	118,744	1,407,875
	Bancolombia SA (CIB US), Sponsored ADR	41,971	1,692,271
	Grupo Argos SA	255,734	1,330,243
	Grupo Energia Bogota SA ESP	723,039	501,353
	Interconexion Electrica SA ESP	262,628	1,354,915

TOTAL COLOMBIA			6,286,657

CZECH REPUBLIC — (0.2%)
	CEZ AS	98,530	5,001,337
	Komercni Banka AS	56,670	2,754,263
Ω	Moneta Money Bank AS	434,032	2,682,981

TOTAL CZECH REPUBLIC			10,438,581

EGYPT — (0.1%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	1,543,475	2,409,662
	Commercial International Bank - Egypt (CIB) (CMGGF US), GDR	122,339	190,849

TOTAL EGYPT			2,600,511

GREECE — (0.6%)
	Alpha Services & Holdings SA	1,860,190	4,535,573
	Athens International Airport SA	9,525	98,682
	Eurobank Ergasias Services & Holdings SA	1,363,639	3,870,043

		Shares	Value»
GREECE — (Continued)
*††	FF Group	12,618	$0
	Hellenic Telecommunications Organization SA	119,969	2,276,652
#	Helleniq Energy Holdings SA	52,712	455,306
	Jumbo SA	98,286	3,103,133
	Metlen Energy & Metals SA	79,342	3,755,042
	Motor Oil Hellas Corinth Refineries SA	87,707	2,125,151
	National Bank of Greece SA	384,590	4,081,833
	OPAP SA	113,020	2,511,215
	Piraeus Financial Holdings SA	535,170	3,005,531
	Public Power Corp. SA	126,057	1,889,570

TOTAL GREECE			31,707,731

HONG KONG — (0.8%)
	BYD Electronic International Co. Ltd.	950,500	3,944,977
*††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
	China Merchants Port Holdings Co. Ltd.	21,950	35,635
	China Overseas Land & Investment Ltd.	2,754,500	4,886,894
	China Resources Beer Holdings Co. Ltd.	1,746,611	6,139,692
	China Resources Power Holdings Co. Ltd.	1,792,517	4,324,297
	CITIC Ltd.	3,280,000	3,987,404
	CSPC Pharmaceutical Group Ltd.	4,317,200	3,400,395
#Ω	Hua Hong Semiconductor Ltd.	519,000	2,373,300
	Lenovo Group Ltd.	9,715,278	11,236,460
	Sinotruk Hong Kong Ltd.	423,500	1,017,628
	Wharf Holdings Ltd.	484,000	1,215,759

TOTAL HONG KONG			42,562,441

HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	547,604	4,636,948
	OTP Bank Nyrt	125,562	9,275,014

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
HUNGARY — (Continued)
	Richter Gedeon Nyrt	82,646	$2,506,538

TOTAL HUNGARY			16,418,500

INDIA — (19.7%)
	360 ONE WAM Ltd.	74,947	867,676
	3M India Ltd.	934	332,258
	ABB India Ltd.	22,884	1,483,235
	ACC Ltd.	70,792	1,570,650
*	Adani Energy Solutions Ltd.	145,139	1,530,669
	Adani Enterprises Ltd.	47,602	1,290,026
*	Adani Green Energy Ltd.	70,147	741,768
	Adani Ports & Special Economic Zone Ltd.	370,000	5,320,015
*	Adani Power Ltd.	684,976	4,283,391
	Adani Total Gas Ltd.	63,181	445,032
*	Aditya Birla Capital Ltd.	775,396	1,795,839
*	Aditya Birla Fashion & Retail Ltd.	138,766	429,672
	AIA Engineering Ltd.	17,722	662,353
	Ajanta Pharma Ltd.	18,941	603,003
	Alkem Laboratories Ltd.	30,076	1,807,451
	Ambuja Cements Ltd.	409,686	2,603,205
	APL Apollo Tubes Ltd.	114,000	2,163,274
	Apollo Hospitals Enterprise Ltd.	78,174	6,454,908
	Ashok Leyland Ltd.	2,269,165	6,076,526
	Asian Paints Ltd.	189,602	5,424,632
	Astral Ltd.	106,711	1,691,887
Ω	AU Small Finance Bank Ltd.	229,212	1,833,209
*	Aurobindo Pharma Ltd.	290,697	4,213,119
*Ω	Avenue Supermarts Ltd.	39,167	1,930,721
	Axis Bank Ltd. (AXSB IN)	1,489,117	20,861,567
	Bajaj Auto Ltd.	47,981	4,550,015
	Bajaj Finance Ltd.	166,572	16,955,086
	Bajaj Finserv Ltd.	265,465	6,129,768
	Bajaj Holdings & Investment Ltd.	33,808	4,816,111
	Balkrishna Industries Ltd.	97,265	3,073,047
	Bank of Baroda	964,305	2,849,669
	Bank of India	486,204	662,242
	Bank of Maharashtra	35,928	21,447
	Berger Paints India Ltd.	203,984	1,312,176
	Bharat Dynamics Ltd.	6,759	120,327
	Bharat Electronics Ltd.	1,821,863	6,751,655

		Shares	Value»
INDIA — (Continued)
	Bharat Forge Ltd.	267,995	$3,498,469
	Bharat Heavy Electricals Ltd.	802,001	2,139,958
	Bharat Petroleum Corp. Ltd.	968,391	3,546,640
	Bharti Airtel Ltd.	1,685,190	36,978,924
	Biocon Ltd.	144,503	547,576
	Blue Star Ltd.	79,055	1,596,524
	Bosch Ltd.	4,618	1,595,887
	Britannia Industries Ltd.	76,394	4,896,645
	BSE Ltd.	28,755	2,168,030
	Canara Bank	2,022,935	2,325,990
	CG Power & Industrial Solutions Ltd.	569,417	4,203,856
	Cholamandalam Financial Holdings Ltd.	15,579	343,408
	Cholamandalam Investment & Finance Co. Ltd.	452,131	7,985,744
	Cipla Ltd.	483,014	8,863,080
	Coal India Ltd.	732,301	3,326,177
Ω	Cochin Shipyard Ltd.	18,014	338,479
	Coforge Ltd.	43,682	3,792,992
	Colgate-Palmolive India Ltd.	125,830	3,840,873
	Container Corp. of India Ltd.	193,626	1,539,397
	Coromandel International Ltd.	72,063	1,888,118
	CRISIL Ltd.	3,602	189,857
	Cummins India Ltd.	93,146	3,182,238
	Dabur India Ltd.	335,935	1,933,046
	Dalmia Bharat Ltd.	50,419	1,154,424
	Divi’s Laboratories Ltd.	71,437	5,130,751
	Dixon Technologies India Ltd.	27,971	5,435,578
	DLF Ltd.	453,368	3,594,519
#	Dr. Reddy’s Laboratories Ltd., ADR	511,886	7,125,453
	Dr. Reddy’s Laboratories Ltd. (DRRD IN)	122,796	1,717,300
	Eicher Motors Ltd.	111,386	7,343,492
	Escorts Kubota Ltd.	11,760	450,996
*	Eternal Ltd.	1,892,920	5,156,605
	Exide Industries Ltd.	69,300	285,093
	Federal Bank Ltd.	1,577,773	3,663,192
	Fortis Healthcare Ltd.	243,238	1,956,938
*	FSN E-Commerce Ventures Ltd.	607,753	1,391,824

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	GAIL India Ltd. (GAID LI), GDR	58,674	$772,031
	GAIL India Ltd. (GAIL IN)	2,001,507	4,449,600
	GE Vernova T&D India Ltd.	48,205	883,186
	GlaxoSmithKline Pharmaceuticals Ltd.	24,111	837,079
	Glenmark Pharmaceuticals Ltd.	59,874	975,306
*	Global Health Ltd.	11,425	162,166
*	GMR Airports Ltd.	2,109,878	2,167,834
	Godrej Consumer Products Ltd.	262,661	3,928,290
*	Godrej Industries Ltd.	9,739	124,680
*	Godrej Properties Ltd.	93,187	2,356,304
	Grasim Industries Ltd.	226,749	7,316,740
	Gujarat Fluorochemicals Ltd.	15,556	706,377
	Havells India Ltd.	163,890	3,103,394
	HCL Technologies Ltd.	742,549	13,676,080
Ω	HDFC Asset Management Co. Ltd.	82,181	4,254,557
	HDFC Bank Ltd.	2,003,835	45,399,144
Ω	HDFC Life Insurance Co. Ltd.	327,128	2,881,098
	Hero MotoCorp Ltd. (HMCL IN)	161,029	7,312,260
	Hindalco Industries Ltd.	1,268,841	9,316,395
	Hindustan Aeronautics Ltd.	147,012	7,782,102
	Hindustan Petroleum Corp. Ltd.	821,956	3,657,209
	Hindustan Unilever Ltd.	321,213	8,892,691
	Hitachi Energy India Ltd.	3,703	630,425
	ICICI Bank Ltd. (IBN US), Sponsored ADR	649,989	21,813,614
	ICICI Bank Ltd. (ICICIBC IN)	2,536,225	42,551,436
Ω	ICICI Lombard General Insurance Co. Ltd.	150,649	3,344,614
Ω	ICICI Prudential Life Insurance Co. Ltd.	181,663	1,316,558
*	IDFC First Bank Ltd.	3,209,774	2,470,810
	Indian Bank	196,552	1,306,708

		Shares	Value»
INDIA — (Continued)
	Indian Hotels Co. Ltd.	576,178	$5,356,321
	Indian Oil Corp. Ltd.	1,528,499	2,480,995
	Indian Railway Catering & Tourism Corp. Ltd.	284,868	2,525,167
Ω	Indian Railway Finance Corp. Ltd.	1,324,087	1,941,102
	Indraprastha Gas Ltd.	40,564	91,944
*	Indus Towers Ltd.	1,217,125	5,841,057
	IndusInd Bank Ltd.	281,390	2,776,656
	Info Edge India Ltd.	60,629	5,066,192
	Infosys Ltd.. (INFO IN)	2,148,691	37,766,652
#	Infosys Ltd.. (INFY US), Sponsored ADR	331,357	5,831,883
*Ω	InterGlobe Aviation Ltd.	123,983	7,702,732
	Ipca Laboratories Ltd.	55,530	910,150
*	ITC Hotels Ltd.	196,018	450,719
	ITC Ltd.	2,061,428	10,359,784
	Jindal Stainless Ltd.	400,785	2,752,752
	Jindal Steel & Power Ltd.	517,626	5,480,129
*	Jio Financial Services Ltd.	1,872,977	5,754,947
	JK Cement Ltd.	20,476	1,236,834
	JSW Energy Ltd.	435,675	2,467,065
	JSW Steel Ltd.	631,634	7,681,574
	Jubilant Foodworks Ltd.	297,986	2,514,792
	Kalyan Jewellers India Ltd.	237,807	1,445,543
	Kotak Mahindra Bank Ltd.	406,861	10,604,254
	KPIT Technologies Ltd.	132,118	1,947,962
	KPR Mill Ltd.	3,518	41,619
	L&T Finance Ltd.	340,408	661,500
Ω	L&T Technology Services Ltd.	23,627	1,190,699
	Larsen & Toubro Ltd.	336,278	13,266,935
Ω	Laurus Labs Ltd.	104,963	748,179
	LIC Housing Finance Ltd.	145,161	1,030,834
	Linde India Ltd.	6,992	523,719
	Lloyds Metals & Energy Ltd.	25,030	358,217
Ω	LTIMindtree Ltd.	58,760	3,178,504
	Lupin Ltd.	233,272	5,790,552
Ω	Macrotech Developers Ltd.	54,431	853,455
	Mahindra & Mahindra Financial Services Ltd.	432,603	1,339,014

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Mahindra & Mahindra Ltd.	848,690	$29,311,355
*	Mankind Pharma Ltd.	24,601	714,717
	Marico Ltd.	528,814	4,436,859
	Maruti Suzuki India Ltd.	63,084	9,115,159
*	Max Financial Services Ltd.	116,729	1,794,032
	Max Healthcare Institute Ltd.	473,248	6,136,684
	Mazagon Dock Shipbuilders Ltd.	16,487	595,287
	Motherson Sumi Wiring India Ltd.	688,604	453,490
	Motilal Oswal Financial Services Ltd.	97,877	755,073
	Mphasis Ltd.	110,972	3,223,688
	MRF Ltd.	2,197	3,488,381
	Muthoot Finance Ltd.	235,205	6,031,610
	Narayana Hrudayalaya Ltd.	21,451	442,335
	Nestle India Ltd.	196,275	5,528,569
	NHPC Ltd.	2,123,808	2,144,015
Ω	Nippon Life India Asset Management Ltd.	62,848	470,394
	NLC India Ltd.	80,166	215,653
	NMDC Ltd.	4,306,404	3,296,075
*	NMDC Steel Ltd.	1,251,805	520,889
	NTPC Ltd.	2,211,859	9,244,354
	Oberoi Realty Ltd.	101,713	1,969,710
	Oil & Natural Gas Corp. Ltd.	1,431,491	4,124,683
	Oil India Ltd.	286,923	1,389,781
	One 97 Communications Ltd.	177,475	1,797,451
	Oracle Financial Services Software Ltd.	30,892	3,180,836
	Page Industries Ltd.	5,755	3,079,229
	Patanjali Foods Ltd.	41,341	929,179
*	PB Fintech Ltd.	118,623	2,281,232
	Persistent Systems Ltd.	92,930	5,812,804
	Petronet LNG Ltd.	1,324,435	4,910,064
	Phoenix Mills Ltd.	133,208	2,586,860
	PI Industries Ltd.	60,001	2,574,530
	Pidilite Industries Ltd.	82,326	2,955,819
	Piramal Pharma Ltd.	327,187	817,504
	Polycab India Ltd.	40,262	2,616,346
	Power Finance Corp. Ltd.	1,781,182	8,587,679
	Power Grid Corp. of India Ltd.	2,263,465	8,160,602

		Shares	Value»
INDIA — (Continued)
	Prestige Estates Projects Ltd.	109,654	$1,772,554
	Procter & Gamble Hygiene & Health Care Ltd.	10,120	1,708,500
	Punjab National Bank	1,858,882	2,197,279
	Radico Khaitan Ltd.	5,565	160,650
	Rail Vikas Nigam Ltd.	198,755	820,278
	REC Ltd.	1,917,192	9,516,347
	Reliance Industries Ltd.. (RIL IN)	2,605,360	42,952,339
	Samvardhana Motherson International Ltd.	3,463,004	5,451,147
	SBI Cards & Payment Services Ltd.	169,537	1,745,064
Ω	SBI Life Insurance Co. Ltd.	293,246	6,117,342
	Schaeffler India Ltd.	27,947	1,144,117
	Shree Cement Ltd.	5,977	2,103,407
	Shriram Finance Ltd.	1,722,137	12,424,740
	Siemens Energy India Ltd.	25,747	755,233
	Siemens Ltd.	25,747	876,465
	SJVN Ltd.	274,012	303,957
	Solar Industries India Ltd.	25,227	3,922,565
Ω	Sona Blw Precision Forgings Ltd.	6,441	36,594
	SRF Ltd.	141,080	5,012,897
	State Bank of India (SBID LI), GDR	128	11,952
	State Bank of India (SBIN IN)	1,094,971	10,212,974
	State Bank of India (SBKFF US), GDR	1,669	155,551
	Steel Authority of India Ltd.	968,863	1,298,437
	Sun Pharmaceutical Industries Ltd.. (SUNP IN)	371,007	7,999,620
	Sundaram Finance Ltd.	47,549	2,945,988
	Supreme Industries Ltd.	44,232	1,850,627
*	Suzlon Energy Ltd.	6,599,930	4,369,615
	Tata Communications Ltd.	106,077	1,987,742
	Tata Consultancy Services Ltd.	511,730	20,756,299
	Tata Consumer Products Ltd.	298,316	4,095,813
	Tata Elxsi Ltd.	31,019	2,104,488
	Tata Motors Ltd.	1,305,010	9,933,504

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tata Power Co. Ltd.	1,037,437	$4,702,463
	Tata Steel Ltd.	6,287,988	10,427,370
	Tech Mahindra Ltd.	458,825	8,133,762
	Thermax Ltd.	8,677	336,737
	Titan Co. Ltd.	188,444	7,476,584
	Torrent Pharmaceuticals Ltd.	132,829	5,230,553
	Torrent Power Ltd.	109,617	1,985,880
	Trent Ltd.	113,086	6,862,178
	Tube Investments of India Ltd.	84,606	2,887,531
	TVS Motor Co. Ltd.	218,368	6,857,133
	UltraTech Cement Ltd.	66,679	9,183,796
	Union Bank of India Ltd.	1,395,817	2,071,036
	United Breweries Ltd.	45,973	1,167,586
	United Spirits Ltd.	230,519	4,239,018
	UNO Minda Ltd.	126,123	1,322,548
*	UPL Ltd.	556,261	4,256,105
	Varun Beverages Ltd.	710,098	4,361,819
	Vedanta Ltd.	1,426,185	7,047,975
*	Vodafone Idea Ltd.	4,834,876	407,225
	Voltas Ltd.	112,069	1,637,659
	Wipro Ltd.	1,925,303	5,482,903
*	Yes Bank Ltd.	11,783,222	2,471,788
	Zydus Lifesciences Ltd.	252,848	2,653,503

TOTAL INDIA			1,046,784,988

INDONESIA — (1.3%)
	Alamtri Resources Indonesia Tbk. PT	18,734,800	2,146,073
*	Amman Mineral Internasional PT	2,261,800	971,283
	Aneka Tambang Tbk. PT	6,361,500	831,482
	Astra International Tbk. PT	13,250,310	3,829,683
	Bank Central Asia Tbk. PT	27,517,100	14,630,575
	Bank Mandiri Persero Tbk. PT	32,061,668	9,468,048
	Bank Negara Indonesia Persero Tbk. PT	11,805,444	2,974,961
*	Bank Pan Indonesia Tbk. PT	88,900	8,615
	Bank Rakyat Indonesia Persero Tbk. PT	33,006,276	7,644,575
	Bank Syariah Indonesia Tbk. PT	10,682,323	1,837,276
	Barito Pacific Tbk. PT	15,056,528	675,429

		Shares	Value»
INDONESIA — (Continued)
	Barito Renewables Energy Tbk. PT	2,811,300	$1,018,655
*	Bumi Resources Minerals Tbk. PT	32,058,300	739,146
*	Capital Financial Indonesia Tbk. PT	3,747,600	180,800
	Chandra Asri Pacific Tbk. PT	2,047,600	972,724
	Charoen Pokphand Indonesia Tbk. PT	5,550,600	1,582,774
	Cisarua Mountain Dairy Tbk. PT	43,200	11,916
	Dayamitra Telekomunikasi PT	7,063,400	263,638
*	Dian Swastatika Sentosa Tbk. PT	582,100	1,595,560
	Indah Kiat Pulp & Paper Tbk. PT	936,800	290,865
	Indofood CBP Sukses Makmur Tbk. PT	1,425,100	973,925
	Indofood Sukses Makmur Tbk. PT	3,932,000	1,896,687
	Indosat Tbk. PT	5,074,800	534,189
	Kalbe Farma Tbk. PT	13,533,200	1,115,475
	Mayora Indah Tbk. PT	4,190,025	575,343
*	Merdeka Copper Gold Tbk. PT	1,067,595	107,461
	Mitra Keluarga Karyasehat Tbk. PT	167,600	25,338
	Pantai Indah Kapuk Dua Tbk. PT	441,900	303,433
	Perusahaan Gas Negara Tbk. PT	6,776,000	687,605
	Petrindo Jaya Kreasi Tbk. PT	1,521,600	653,229
	Sarana Menara Nusantara Tbk. PT	6,591,100	226,215
	Sinar Mas Agro Resources & Technology Tbk. PT	449,500	99,426
	Sumber Alfaria Trijaya Tbk. PT	13,178,700	1,706,044
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	36,996,000	5,831,260
	Tower Bersama Infrastructure Tbk. PT	1,620,100	193,723
	Trimegah Bangun Persada Tbk. PT	272,800	11,493
	Unilever Indonesia Tbk. PT	5,668,900	584,780

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	United Tractors Tbk. PT	1,851,596	$2,530,427

TOTAL INDONESIA			69,730,131

KUWAIT — (0.7%)
	Agility Public Warehousing Co. KSC	1,028,838	883,592
	Al Ahli Bank of Kuwait KSCP	540,661	535,683
	Boubyan Bank KSCP	380,623	843,492
	Burgan Bank SAK	530,608	390,321
	Gulf Bank KSCP	2,724,000	2,989,699
	Kuwait Finance House KSCP	4,764,505	11,251,025
	Kuwait Telecommunications Co.	42,594	75,333
	Mabanee Co. KPSC	700,050	1,809,815
	Mobile Telecommunications Co. KSCP	1,895,092	2,927,321
	National Bank of Kuwait SAKP	3,964,089	12,327,968
	National Industries Group Holding SAK	1,549,448	1,260,174

TOTAL KUWAIT			35,294,423

LUXEMBOURG — (0.0%)
*Ω	Allegro.eu SA	171,564	1,505,374

MALAYSIA — (1.6%)
	AFFIN Bank Bhd.	155,272	95,271
	Alliance Bank Malaysia Bhd.	859,100	871,697
	AMMB Holdings Bhd. (AMM MK)	2,154,159	2,577,267
#	Axiata Group Bhd.	3,103,632	1,510,520
	Batu Kawan Bhd.	124,700	546,975
#	Bursa Malaysia Bhd.	465,800	797,843
#	CelcomDigi Bhd.	1,985,320	1,759,138
*	Chin Hin Group Bhd.	88,100	41,771
#	CIMB Group Holdings Bhd.	4,888,270	8,074,954
	Dialog Group Bhd.	2,157,418	730,544
	Fraser & Neave Holdings Bhd.	119,700	749,557
	Frontken Corp. Bhd.	178,000	144,837
#	Gamuda Bhd.	4,242,241	4,179,744
#	Genting Bhd.	1,872,800	1,390,354
#	Genting Malaysia Bhd.	2,899,900	1,153,329
	HAP Seng Consolidated Bhd.	492,100	315,170

		Shares	Value»
MALAYSIA — (Continued)
	Hartalega Holdings Bhd.	976,000	$504,711
	Heineken Malaysia Bhd.	135,900	830,548
	Hong Leong Bank Bhd.	259,166	1,201,262
	Hong Leong Financial Group Bhd.	243,883	970,595
#	IHH Healthcare Bhd.	980,900	1,572,121
#	IJM Corp. Bhd.	2,122,200	1,117,776
	Inari Amertron Bhd.	1,228,800	548,685
#	IOI Corp. Bhd.	1,336,005	1,132,560
#	IOI Properties Group Bhd.	1,450,429	615,752
	KPJ Healthcare Bhd.	733,600	489,038
#	Kuala Lumpur Kepong Bhd.	356,902	1,623,861
#	Malayan Banking Bhd.	2,464,719	5,711,511
	Malayan Cement Bhd.	37,200	43,110
	Maxis Bhd.	1,270,600	1,092,488
#	MISC Bhd.	598,498	1,040,710
#Ω	Mr. DIY Group M Bhd.	2,400,250	935,785
	My EG Services Bhd.	5,729,787	1,194,675
#	Nestle Malaysia Bhd.	48,300	973,376
	Petronas Chemicals Group Bhd.	851,100	726,220
#	Petronas Dagangan Bhd.	194,500	889,589
	Petronas Gas Bhd.	360,800	1,462,767
	PPB Group Bhd.	460,880	1,327,953
#	Press Metal Aluminium Holdings Bhd.	1,958,700	2,226,196
#	Public Bank Bhd.	8,022,870	8,316,937
#	QL Resources Bhd.	1,443,877	1,606,089
#	RHB Bank Bhd.	1,801,980	2,779,486
	Scientex Bhd.	128,200	103,956
	SD Guthrie Bhd.	1,387,121	1,525,474
	Sime Darby Bhd.	3,077,561	1,483,161
#	Sime Darby Property Bhd.	1,632,900	469,001
	SP Setia Bhd. Group	723,400	184,232
#	Sunway Bhd.	1,605,582	1,692,465
	Telekom Malaysia Bhd.	803,529	1,266,349
	Tenaga Nasional Bhd.	1,305,750	4,199,474
#	TIME dotCom Bhd.	897,000	1,070,591
#*	Top Glove Corp. Bhd.	3,743,000	762,977
#	United Plantations Bhd.	218,850	1,161,833
#	Westports Holdings Bhd.	590,000	581,267
#	Yinson Holdings Bhd.	1,399,778	606,699
#	YTL Corp. Bhd.	3,219,212	1,431,723

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	YTL Power International Bhd.	1,507,000	$1,193,826

TOTAL MALAYSIA			83,605,800

MEXICO — (1.9%)
	America Movil SAB de CV (2228390D US), ADR	7,345	126,628
	America Movil SAB de CV (AMXB MM)	12,430,805	10,757,031
	Arca Continental SAB de CV	277,517	2,922,699
	Cemex SAB de CV (CEMEXCPO MM)	8,777,333	5,429,186
	Cemex SAB de CV (CX US), Sponsored ADR	66,225	408,608
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	354,153	3,338,994
*	Controladora AXTEL SAB de CV	3,493,876	113,668
	El Puerto de Liverpool SAB de CV, Class C1	163,857	754,592
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	638,416	6,712,475
	Gruma SAB de CV, Class B	201,612	3,841,428
	Grupo Aeroportuario del Centro Norte SAB de CV	264,485	2,910,340
#	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	217,300	4,403,288
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	10,856	2,231,017
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	11,861	3,754,481
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	2,990	94,420
#	Grupo Bimbo SAB de CV	764,083	2,324,920
#	Grupo Carso SAB de CV	491,986	3,421,486

	Shares	Value»
MEXICO — (Continued)
# Grupo Comercial Chedraui SA de CV	252,498	$1,631,088
Grupo Elektra SAB de CV	11,459	204,515
Grupo Financiero Banorte SAB de CV, Class O	1,612,674	13,827,854
* Grupo Financiero Inbursa SAB de CV, Class O	1,498,105	3,850,971
Grupo Mexico SAB de CV	1,940,047	10,067,014
* Industrias Penoles SAB de CV	182,421	3,655,676
Kimberly-Clark de Mexico SAB de CV, Class A	1,549,006	2,725,107
* Organizacion Soriana SAB de CV, Class B	210,657	279,293
Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	143,654	1,607,404
Qualitas Controladora SAB de CV	101,719	1,125,312
* Vista Energy SAB de CV (VIST US), ADR	2,414	109,040
Wal-Mart de Mexico SAB de CV	2,309,699	7,317,590

TOTAL MEXICO		99,946,125

NETHERLANDS — (0.1%)
NEPI Rockcastle NV	512,113	3,928,080

PERU — (0.1%)
Cementos Pacasmayo SAA, ADR	15,173	83,412
Cia de Minas Buenaventura SAA, ADR	35,679	505,215
Credicorp Ltd.	31,409	6,350,586

TOTAL PERU		6,939,213

PHILIPPINES — (0.6%)
Aboitiz Equity Ventures, Inc.	982,920	571,752
Aboitiz Power Corp.	1,003,100	669,415
Ayala Corp.	158,362	1,699,849
Ayala Land, Inc.	3,257,418	1,461,275
Bank of the Philippine Islands	1,385,782	3,474,605

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	BDO Unibank, Inc.	1,864,754	$5,351,953
	China Banking Corp.	227,480	370,596
	DigiPlus Interactive Corp.	131,500	93,839
	DMCI Holdings, Inc.	1,834,700	348,377
	Emperador, Inc.	1,167,000	273,101
	Globe Telecom, Inc.	32,777	1,139,026
	International Container Terminal Services, Inc.	578,350	3,537,294
	Jollibee Foods Corp.	329,910	1,355,131
	Manila Electric Co.	121,000	1,234,891
	Metropolitan Bank & Trust Co.	2,485,918	3,424,737
	PLDT, Inc. (TEL PM)	64,180	1,495,171
	San Miguel Corp.	959,200	1,348,182
	Semirara Mining & Power Corp.	128,700	78,362
	SM Investments Corp.	102,383	1,593,741
	SM Prime Holdings, Inc.	4,049,810	1,767,853
	Universal Robina Corp.	614,380	910,133

TOTAL PHILIPPINES			32,199,283

POLAND — (1.2%)
	Alior Bank SA	111,372	3,017,941
	Asseco Poland SA	37,602	1,552,679
	Bank Handlowy w Warszawie SA	29,953	934,215
*	Bank Millennium SA	444,766	1,720,530
	Bank Polska Kasa Opieki SA	133,639	6,698,203
#	Budimex SA	12,138	2,040,154
*	CCC SA	37,178	2,149,737
	CD Projekt SA	44,790	2,773,404
*	Cyfrowy Polsat SA	27,938	137,018
*Ω	Dino Polska SA	31,277	4,384,640
	ING Bank Slaski SA	26,504	2,301,217
	KGHM Polska Miedz SA	100,333	3,202,878
	KRUK SA	2,413	255,978
#	LPP SA	786	3,216,904
*	mBank SA	11,828	2,577,137
	Orange Polska SA	634,758	1,630,975
	ORLEN SA	365,258	6,595,955
*	PGE Polska Grupa Energetyczna SA	566,330	1,236,928
	Powszechna Kasa Oszczednosci Bank Polski SA	344,222	6,617,986
	Powszechny Zaklad Ubezpieczen SA	383,785	5,987,353

		Shares	Value»
POLAND — (Continued)
	Santander Bank Polska SA	19,941	$3,067,154

TOTAL POLAND			62,098,986

QATAR — (0.8%)
	Al Rayan Bank	3,472,385	2,132,188
	Barwa Real Estate Co.	1,205,978	928,038
	Commercial Bank PSQC	3,215,354	3,801,446
	Dukhan Bank	320,902	308,432
	Industries Qatar QSC	370,148	1,276,704
	Mesaieed Petrochemical Holding Co.	3,895,258	1,508,145
	Ooredoo QPSC	1,165,199	4,151,218
	Qatar Electricity & Water Co. QSC	365,540	1,534,459
	Qatar Fuel QSC	418,304	1,723,341
	Qatar Gas Transport Co. Ltd.	2,602,476	3,271,981
	Qatar International Islamic Bank QSC	742,448	2,163,864
	Qatar Islamic Bank QPSC	622,160	3,608,591
	Qatar National Bank QPSC	3,503,710	16,069,800
	Qatar Navigation QSC	482,744	1,470,466

TOTAL QATAR			43,948,673

RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	982,159	0
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	311,153	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	172,148	0
*††	PhosAgro PJSC	582	0
*††	Polyus PJSC (PLZL LI), GDR	20,177	0
*††	RusHydro PJSC (HYDR LI), ADR	801,602	0
*††	RusHydro PJSC (RSHYY US), ADR	6,421	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	948,237	0
*††	Severstal PAO (SVJTY US), GDR	110	0

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
*††	Severstal PAO (SVST LI), GDR	67,765	$0
*††	VTB Bank PJSC (VTBR LI), GDR	1,705,908	0

SAUDI ARABIA — (3.7%)
	ACWA Power Co.	73,421	6,295,969
	Ades Holding Co.	36,943	149,142
	Al Rajhi Bank	1,032,597	26,824,750
*	Al Rajhi Co. for Co-operative Insurance	19,886	695,339
	Aldrees Petroleum & Transport Services Co.	21,423	787,390
	Alinma Bank	939,614	7,277,562
	Almarai Co. JSC	429,424	6,048,881
	Arab National Bank	729,305	4,183,245
	Arabian Internet & Communications Services Co.	21,572	1,650,679
	Astra Industrial Group Co.	20,195	805,094
	Bank AlBilad	554,211	4,282,852
*	Bank Al-Jazira	705,418	2,542,738
	Banque Saudi Fransi	849,909	4,163,141
	Bupa Arabia for Cooperative Insurance Co.	65,550	2,938,712
	Co. for Cooperative Insurance	58,079	2,153,105
	Dallah Healthcare Co.	15,388	500,945
*	Dar Al Arkan Real Estate Development Co.	631,050	3,685,364
	Dr. Sulaiman Al Habib Medical Services Group Co.	72,039	5,499,063
	Elm Co.	10,710	2,963,687
	Etihad Etisalat Co.	544,542	9,122,378
	Jarir Marketing Co.	521,114	1,754,907
	Mouwasat Medical Services Co.	103,240	1,998,493
	Nahdi Medical Co.	34,141	1,034,163
*	Rabigh Refining & Petrochemical Co.	107,748	204,588
	Riyad Bank	1,167,964	9,588,121
	Riyadh Cables Group Co.	24,334	825,630
	SABIC Agri-Nutrients Co.	184,262	4,853,939
	Sahara International Petrochemical Co.	421,664	2,137,436

		Shares	Value»
SAUDI ARABIA — (Continued)
	SAL Saudi Logistics Services	14,609	$711,987
*	Saudi Arabian Mining Co.	482,233	6,573,006
Ω	Saudi Arabian Oil Co.	2,429,168	16,423,600
	Saudi Aramco Base Oil Co.	42,103	1,115,324
	Saudi Awwal Bank	735,546	6,882,801
	Saudi Basic Industries Corp.	343,682	5,588,496
	Saudi Electricity Co.	627,932	2,507,581
	Saudi Industrial Investment Group	212,931	858,830
	Saudi Investment Bank	549,691	2,208,462
	Saudi National Bank	1,208,763	11,517,118
*	Saudi Research & Media Group	42,250	1,951,878
	Saudi Tadawul Group Holding Co.	28,777	1,409,696
	Saudi Telecom Co.	1,610,272	20,443,636
*	Savola Group	155,432	1,298,588
	Yanbu National Petrochemical Co.	173,634	1,480,367

TOTAL SAUDI ARABIA			195,938,683

SOUTH AFRICA — (2.8%)
#	Absa Group Ltd.	655,562	6,050,131
#	Anglo American Platinum Ltd.	30,706	1,051,496
	Aspen Pharmacare Holdings Ltd.	332,053	2,180,426
	Bid Corp. Ltd.	194,541	4,888,821
	Bidvest Group Ltd.	374,218	4,744,103
	Capitec Bank Holdings Ltd.	37,356	6,933,504
	Clicks Group Ltd.	270,340	5,758,374
	Discovery Ltd.	573,513	6,370,395
#	Exxaro Resources Ltd.	228,442	1,870,221
	FirstRand Ltd.	2,638,155	10,329,277
	Gold Fields Ltd. (GFI SJ)	2,573	57,710
#	Gold Fields Ltd. (GFI US), Sponsored ADR	584,160	13,166,966
	Harmony Gold Mining Co. Ltd. (HAR SJ)	355,901	5,592,049
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	251,806	4,006,233
*	Impala Platinum Holdings Ltd.	705,293	4,194,466
	Investec Ltd.	212,651	1,327,173

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Kumba Iron Ore Ltd.	42,784	$747,574
	Mr. Price Group Ltd.	242,177	3,095,232
	MTN Group Ltd.	1,300,541	8,607,390
*	MultiChoice Group	45,892	268,249
	Naspers Ltd., Class N	52,302	13,752,399
	Nedbank Group Ltd.	421,077	5,751,227
	Northam Platinum Holdings Ltd.	138,989	932,917
	Old Mutual Ltd. (OMU SJ)	2,884,437	1,759,978
	OUTsurance Group Ltd.	716,570	2,947,246
Ω	Pepkor Holdings Ltd.	2,534,020	3,668,281
	Sanlam Ltd.	1,145,535	5,215,672
#	Sasol Ltd. (SSL US), Sponsored ADR	305,779	1,064,111
	Shoprite Holdings Ltd.	353,663	5,441,522
	Standard Bank Group Ltd.	1,025,361	12,804,867
	Tiger Brands Ltd.	10,967	171,032
	Vodacom Group Ltd.	426,700	3,157,254
	Woolworths Holdings Ltd.	476,540	1,477,618

TOTAL SOUTH AFRICA			149,383,914

SOUTH KOREA — (10.3%)
*	ABLBio, Inc.	5,576	256,990
*	Alteogen, Inc.	12,531	3,091,020
#	Amorepacific Corp.	13,422	1,177,132
	BGF retail Co. Ltd.	5,388	407,146
#	BNK Financial Group, Inc.	280,250	2,042,749
#*	Celltrion Pharm, Inc.	6,714	226,722
	Celltrion, Inc.	43,372	4,918,679
	Cheil Worldwide, Inc.	72,361	944,423
	CJ CheilJedang Corp.	9,811	1,650,067
#	CJ Corp.	23,422	2,047,402
	CJ Logistics Corp.	11,017	642,688
	Classys, Inc.	17,370	785,428
#	Cosmax, Inc.	5,781	701,547
#	Coway Co. Ltd.	62,794	3,866,255
	DB HiTek Co. Ltd.	20,324	549,421
	DB Insurance Co. Ltd.	66,094	4,258,126
#	Dongsuh Cos., Inc.	20,637	377,958
	Doosan Bobcat, Inc.	62,204	2,138,606
#	Doosan Co. Ltd.	7,670	1,631,611
*	Doosan Enerbility Co. Ltd.	371,328	7,544,108
#	Douzone Bizon Co. Ltd.	12,054	517,084
#*	Ecopro BM Co. Ltd.	16,592	1,181,849
#	Ecopro Co. Ltd.	53,748	1,921,544
	E-MART, Inc.	15,473	995,428
#*	Enchem Co. Ltd.	5,103	284,365

		Shares	Value»
SOUTH KOREA — (Continued)
#	F&F Co. Ltd.	10,965	$544,442
	GS Holdings Corp. (078930 KS)	55,047	1,496,792
*	GS P&L Co. Ltd.	6,432	95,710
	GS Retail Co. Ltd.	27,117	282,211
	Hana Financial Group, Inc.	335,831	15,229,971
#	Hanjin Kal Corp.	16,227	903,592
	Hankook Tire & Technology Co. Ltd.	92,545	2,688,045
	Hanmi Pharm Co. Ltd.	5,922	1,120,140
#	Hanmi Science Co. Ltd.	6,586	134,615
#	Hanmi Semiconductor Co. Ltd.	31,164	1,667,816
#*	Hanon Systems	155,102	388,674
#	Hanwha Aerospace Co. Ltd.	18,477	10,384,140
	Hanwha Corp.	13,652	463,032
*	Hanwha Engine	16,299	313,251
*	Hanwha Life Insurance Co. Ltd.	278,753	519,978
*	Hanwha Ocean Co. Ltd.	26,940	1,488,512
#	Hanwha Solutions Corp.	92,221	1,938,860
#	Hanwha Systems Co. Ltd.	49,412	1,361,337
#*	Hanwha Vision Co. Ltd.	23,871	1,012,853
	HD Hyundai Co. Ltd.	62,346	3,448,048
#	HD Hyundai Electric Co. Ltd.	17,979	3,912,676
#	HD Hyundai Heavy Industries Co. Ltd.	7,340	2,075,967
	HD Hyundai Infracore Co. Ltd.	68,158	395,956
#	HD Hyundai Mipo	15,343	1,802,392
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	32,896	6,292,895
#	HL Mando Co. Ltd.	34,399	902,586
#*	HLB Life Science Co. Ltd.	3,810	16,844
*	HLB, Inc.	39,414	1,571,750
#	HMM Co. Ltd.	206,035	2,651,759
	HPSP Co. Ltd.	33,404	528,617
*	Hugel, Inc.	5,376	1,377,563
	HYBE Co. Ltd.	5,966	1,122,682
#	Hyosung Heavy Industries Corp.	2,938	1,016,171
#	Hyundai Autoever Corp.	6,615	573,328

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Hyundai Elevator Co. Ltd.	15,545	$807,045
	Hyundai Engineering & Construction Co. Ltd.	70,249	2,058,693
	Hyundai Glovis Co. Ltd.	55,510	4,450,893
*	Hyundai Marine & Fire Insurance Co. Ltd.	56,367	881,974
	Hyundai Mobis Co. Ltd.	37,537	7,046,018
	Hyundai Motor Co.	83,302	11,162,427
	Hyundai Rotem Co. Ltd.	66,286	5,224,598
	Hyundai Steel Co.	77,199	1,329,006
	Industrial Bank of Korea	349,414	3,771,019
#	IsuPetasys Co. Ltd.	38,208	862,674
	JB Financial Group Co. Ltd.	159,888	1,921,060
	Jusung Engineering Co. Ltd.	14,931	352,414
	JYP Entertainment Corp.	22,204	1,080,049
	Kakao Corp.	98,695	2,651,415
#	KakaoBank Corp.	52,327	820,186
#*	Kakaopay Corp.	16,905	376,405
	Kangwon Land, Inc.	61,635	703,572
	KB Financial Group, Inc. (105560 KS)	271,232	17,141,490
	KB Financial Group, Inc. (KB US), ADR	2,997	188,751
#	KCC Corp.	4,208	738,969
#	KEPCO Engineering & Construction Co., Inc.	7,306	348,934
	KEPCO Plant Service & Engineering Co. Ltd.	15,981	493,688
	Kia Corp.	207,178	13,166,839
#	KIWOOM Securities Co. Ltd.	24,172	2,324,361
	Kolmar Korea Co. Ltd.	4,198	224,351
	Korea Aerospace Industries Ltd.	73,272	4,288,654
	Korea Electric Power Corp. (015760 KS)	174,992	3,155,989
	Korea Gas Corp.	24,489	667,128
	Korea Investment Holdings Co. Ltd.	51,532	3,008,699
	Korean Air Lines Co. Ltd.	201,280	2,967,440
#*	Krafton, Inc.	21,699	5,680,843

		Shares	Value»
SOUTH KOREA — (Continued)
	KT Corp. (KT US), Sponsored ADR	82,100	$1,597,666
#	KT&G Corp.	74,875	6,043,481
	Kumho Petrochemical Co. Ltd.	18,979	1,587,999
*	L&F Co. Ltd.	7,625	347,269
#	LEENO Industrial, Inc.	54,160	1,375,476
	LG Chem Ltd.	32,660	4,949,958
	LG Corp.	66,651	3,121,194
#*	LG Display Co. Ltd. (034220 KS)	124,130	737,443
#*	LG Display Co. Ltd. (LPL US), ADR	290,355	850,740
	LG Electronics, Inc.	151,852	7,622,299
*	LG Energy Solution Ltd.	6,265	1,429,367
	LG H&H Co. Ltd.	7,321	1,734,648
#	LG Innotek Co. Ltd.	15,931	1,565,970
	LG Uplus Corp.	259,247	2,188,972
#	LIG Nex1 Co. Ltd.	12,128	2,739,949
#*	LigaChem Biosciences, Inc.	11,496	847,187
#	Lotte Chemical Corp.	14,982	635,531
	Lotte Corp.	27,178	431,153
	Lotte Shopping Co. Ltd.	3,834	181,936
#	LS Corp.	25,378	2,351,050
#	LS Electric Co. Ltd.	25,318	3,656,734
	Macquarie Korea Infrastructure Fund	344,247	2,774,621
	Meritz Financial Group, Inc.	90,987	7,948,697
	Mirae Asset Securities Co. Ltd.	214,254	1,780,946
#	Misto Holdings Corp.	47,517	1,235,640
	NAVER Corp.	32,301	4,544,931
#	NCSoft Corp.	8,233	847,464
#Ω	Netmarble Corp.	22,623	711,628
	NH Investment & Securities Co. Ltd.	173,235	1,872,823
#	NongShim Co. Ltd.	2,975	843,126
#	Orion Corp.	25,328	2,195,433
#	Pan Ocean Co. Ltd.	290,858	684,403
*	Pearl Abyss Corp.	16,556	412,459
#*	Peptron, Inc.	3,933	449,925
#	PharmaResearch Co. Ltd	3,718	984,783
	Poongsan Corp.	15,014	626,880
#	Posco DX Co. Ltd.	45,598	786,477
#*	POSCO Future M Co. Ltd.	8,327	731,061
#	POSCO Holdings, Inc. (005490 KS)	38,347	7,008,022

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	2,579	$117,422
#	Posco International Corp.	43,584	1,502,541
#*	Rainbow Robotics	4,141	785,503
	S-1 Corp.	17,230	767,949
#	Sam Chun Dang Pharm Co. Ltd.	7,088	701,883
#*Ω	Samsung Biologics Co. Ltd.	8,033	5,944,970
	Samsung C&T Corp.	50,399	4,337,326
#	Samsung Card Co. Ltd. (029780 KS)	30,927	913,347
#	Samsung Electro-Mechanics Co. Ltd.	36,362	3,000,002
	Samsung Electronics Co. Ltd. (005930 KS)	3,188,235	124,397,070
	Samsung Engineering Co. Ltd.	171,487	2,318,737
	Samsung Fire & Marine Insurance Co. Ltd.	31,100	8,205,041
*	Samsung Heavy Industries Co. Ltd.	315,378	3,231,239
#	Samsung Life Insurance Co. Ltd.	52,083	3,162,355
	Samsung SDI Co. Ltd.	41,707	5,164,602
	Samsung SDS Co. Ltd.	25,315	2,281,303
	Samsung Securities Co. Ltd.	120,021	4,399,556
#	Samyang Foods Co. Ltd.	3,294	2,248,287
	Shinhan Financial Group Co. Ltd. (055550 KS)	291,646	10,540,093
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	34,854	1,254,047
	Shinsegae, Inc.	1,464	162,316
#*	SK Biopharmaceuticals Co. Ltd.	20,499	1,537,166
#*	SK Bioscience Co. Ltd.	14,057	392,175
	SK Gas Ltd.	1,420	239,273
	SK Hynix, Inc.	350,913	43,784,493
#	SK Innovation Co. Ltd.	31,478	2,090,805
	SK Telecom Co. Ltd. (017670 KS)	46,340	1,770,501
	SK, Inc.	34,463	3,207,467

		Shares	Value»
SOUTH KOREA — (Continued)
#*	SKC Co. Ltd.	11,449	$821,351
	SL Corp.	5,895	136,142
	SM Entertainment Co. Ltd.	5,222	454,061
#	S-Oil Corp.	35,981	1,314,236
	Soulbrain Co. Ltd.	2,201	268,142
#*	Taihan Electric Wire Co. Ltd.	43,396	355,522
	Woori Financial Group, Inc. (316140 KS)	739,934	9,214,067
	Youngone Corp.	16,176	539,393
#	Yuhan Corp.	26,942	2,159,081

TOTAL SOUTH KOREA			549,931,942

TAIWAN — (17.6%)
	Accton Technology Corp.	294,000	5,476,138
#	Acer, Inc.	3,398,811	3,713,965
	Advanced Energy Solution Holding Co. Ltd.	21,000	560,609
	Advantech Co. Ltd.	233,089	2,441,879
	Airoha Technology Corp.	18,000	285,042
#	Airtac International Group.	113,602	3,120,217
#	Alchip Technologies Ltd.	52,000	3,474,937
#	ASE Technology Holding Co. Ltd.	1,651,782	7,038,570
	Asia Cement Corp.	2,725,758	3,839,353
#	Asia Vital Components Co. Ltd.	173,000	2,540,117
#	ASMedia Technology, Inc.	22,000	1,163,228
	ASPEED Technology, Inc.	31,300	2,944,590
	Asustek Computer, Inc.	553,180	10,115,943
#	AUO Corp. (2409 TT)	7,603,498	2,925,443
	Bizlink Holding, Inc.	141,551	2,396,201
#	Bora Pharmaceuticals Co. Ltd.	54,255	1,211,979
*	Caliway Biopharmaceuticals Co. Ltd.	39,000	815,051
	Capital Securities Corp.	771,000	627,284
#	Catcher Technology Co. Ltd.	708,429	4,822,430
	Cathay Financial Holding Co. Ltd.	4,347,393	8,010,112

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Chailease Holding Co. Ltd.	1,434,952	$5,163,094
	Chang Hwa Commercial Bank Ltd.	5,142,448	2,932,335
#	Cheng Shin Rubber Industry Co. Ltd.	2,121,965	3,277,406
	Chicony Electronics Co. Ltd.	810,497	3,905,263
	China Airlines Ltd.	5,213,536	3,434,474
	China Steel Corp.	9,023,932	5,835,714
#	Chipbond Technology Corp.	446,000	886,793
	Chroma ATE, Inc.	372,000	3,400,541
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	562,000	2,242,473
	Chunghwa Telecom Co. Ltd. (2412 TT)	722,000	2,918,977
#	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	111,161	4,495,351
	Compal Electronics, Inc.	5,016,541	4,322,615
#	Compeq Manufacturing Co. Ltd.	1,260,000	2,211,597
	CTBC Financial Holding Co. Ltd.	10,445,175	12,870,955
	Delta Electronics, Inc.	890,486	9,330,687
	E Ink Holdings, Inc.	569,000	3,974,797
	E.Sun Financial Holding Co. Ltd.	10,515,291	9,326,817
#	Eclat Textile Co. Ltd.	171,402	2,234,119
	Elite Material Co. Ltd.	263,000	4,577,101
	eMemory Technology, Inc.	70,000	5,636,505
	Eva Airways Corp.	4,558,758	5,475,658
#	Evergreen Marine Corp. Taiwan Ltd.	1,045,289	6,772,404
#	Far Eastern International Bank	1,390,809	559,969
	Far Eastern New Century Corp.	3,702,085	3,809,617
	Far EasTone Telecommunications Co. Ltd.	1,922,000	5,153,955
	Faraday Technology Corp.	137,097	778,600
#	Feng TAY Enterprise Co. Ltd.	471,666	1,669,616
	First Financial Holding Co. Ltd.	9,701,863	7,725,665

		Shares	Value»
TAIWAN — (Continued)
#	Formosa Chemicals & Fibre Corp.	2,872,518	$2,244,743
#	Formosa Petrochemical Corp.	651,000	712,680
#	Formosa Plastics Corp.	2,928,153	3,119,752
#	Fortune Electric Co. Ltd.	114,200	1,505,197
	Foxconn Technology Co. Ltd.	1,025,627	1,908,991
	Fubon Financial Holding Co. Ltd.	3,789,252	10,043,148
	Getac Holdings Corp.	429,000	1,443,577
#	Giant Manufacturing Co. Ltd.	344,810	1,407,593
#	Gigabyte Technology Co. Ltd.	430,000	3,104,177
	Global Unichip Corp.	70,000	2,248,763
#	Globalwafers Co. Ltd.	282,000	2,721,597
	Gold Circuit Electronics Ltd.	370,000	2,225,804
	Great Wall Enterprise Co. Ltd.	269,000	503,383
#	Highwealth Construction Corp.	1,379,444	1,763,091
#	Hiwin Technologies Corp.	368,291	2,542,254
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	5,740,322	25,574,836
	Hotai Finance Co. Ltd.	95,940	203,899
	Hotai Motor Co. Ltd.	206,960	4,028,386
	Hua Nan Financial Holdings Co. Ltd.	7,488,645	6,340,767
	Innolux Corp.	6,766,372	2,897,761
#	International Games System Co. Ltd.	284,000	7,362,954
#	Inventec Corp.	2,220,550	2,836,421
	Jentech Precision Industrial Co. Ltd.	50,000	1,574,485
	Jinan Acetate Chemical Co. Ltd.	59,657	1,570,414
	Johnson Health Tech Co. Ltd.	74,000	399,295
#	JSL Construction & Development Co. Ltd.	89,180	230,241
	KGI Financial Holding Co. Ltd.	13,094,045	6,791,562
	King Slide Works Co. Ltd.	33,000	1,804,967
	King Yuan Electronics Co. Ltd.	1,526,000	4,149,833

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	King’s Town Bank Co. Ltd.	329,000	$498,099
	L&K Engineering Co. Ltd.	131,000	968,241
	Largan Precision Co. Ltd. (3008 TT)	69,860	4,980,435
	Lien Hwa Industrial Holdings Corp.	1,000,819	1,371,564
#	Lite-On Technology Corp.	1,515,410	4,582,944
	Lotes Co. Ltd.	90,700	3,566,298
	Lotus Pharmaceutical Co. Ltd.	176,000	1,212,536
	Makalot Industrial Co. Ltd.	205,020	1,824,206
	MediaTek, Inc.	702,995	29,872,414
	Mega Financial Holding Co. Ltd.	5,243,541	6,209,822
	Merida Industry Co. Ltd.	145,287	602,603
	Micro-Star International Co. Ltd.	837,000	3,660,681
	Mitac Holdings Corp.	288,000	479,639
	momo.com, Inc.	81,555	824,868
#	MPI Corp.	42,000	860,076
	Myson Century, Inc.	1,020,000	1,876,067
#	Nan Ya Plastics Corp.	3,180,599	3,047,994
#	Nan Ya Printed Circuit Board Corp.	144,000	444,727
#*	Nanya Technology Corp.	1,217,010	1,374,060
	Nien Made Enterprise Co. Ltd.	214,000	2,620,608
#	Novatek Microelectronics Corp.	579,000	9,416,421
	Parade Technologies Ltd.	43,000	726,821
	Pegatron Corp.	1,854,345	4,711,469
*	PharmaEssentia Corp.	175,869	2,891,446
	Phison Electronics Corp.	169,000	2,363,067
	Pou Chen Corp.	2,506,487	2,581,100
#*	Powerchip Semiconductor Manufacturing Corp.	3,526,000	1,558,799
	Powertech Technology, Inc.	902,819	3,067,795
	President Chain Store Corp.	420,831	3,441,374
	Qisda Corp.	1,446,000	1,211,304
#	Quanta Computer, Inc.	1,232,000	9,255,630

		Shares	Value»
TAIWAN — (Continued)
	Radiant Opto-Electronics Corp.	571,000	$2,652,449
	Realtek Semiconductor Corp.	248,950	4,092,505
	Ruentex Development Co. Ltd.	1,695,101	1,744,841
	Ruentex Industries Ltd.	660,214	1,134,606
	Sakura Development Co. Ltd.	104,000	197,857
	Sanyang Motor Co. Ltd.	244,000	528,729
	Shanghai Commercial & Savings Bank Ltd.	3,245,718	4,786,357
	Shihlin Electric & Engineering Corp.	191,000	856,339
*	Shin Kong Financial Holding Co. Ltd.	15,375,017	5,673,606
#	Silergy Corp.	235,000	2,962,480
	Simplo Technology Co. Ltd.	216,000	2,364,302
	Sinbon Electronics Co. Ltd.	194,000	1,351,648
	Sino-American Silicon Products, Inc.	686,000	2,378,121
	SinoPac Financial Holdings Co. Ltd.	9,664,006	6,457,706
#*	Starlux Airlines Co. Ltd.	1,024,000	776,870
	Synnex Technology International Corp.	1,370,343	3,040,156
	TA Chen Stainless Pipe	1,965,787	2,583,743
	Taichung Commercial Bank Co. Ltd.	3,677,151	2,280,569
#	Taishin Financial Holding Co. Ltd.	11,240,388	5,873,885
	Taiwan Business Bank	8,436,964	3,736,630
	Taiwan Cooperative Financial Holding Co. Ltd.	7,644,595	5,838,705
	Taiwan FamilyMart Co. Ltd.	22,000	142,986
	Taiwan Fertilizer Co. Ltd.	239,000	383,362
#*	Taiwan Glass Industry Corp.	666,375	293,261
	Taiwan High Speed Rail Corp.	1,649,000	1,399,939
	Taiwan Mobile Co. Ltd.	1,824,300	6,477,189

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Secom Co. Ltd.	177,670	$637,579
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	12,734,808	360,835,068
#*	Tatung Co. Ltd.	1,748,000	2,222,848
	TCC Group Holdings Co. Ltd.	5,327,701	4,951,074
	Teco Electric & Machinery Co. Ltd.	1,579,000	2,419,824
#	Tong Yang Industry Co. Ltd.	246,000	1,012,218
	Tripod Technology Corp.	590,870	3,411,527
	U-Ming Marine Transport Corp.	221,000	362,957
	Unimicron Technology Corp.	1,269,000	3,743,633
	Union Bank of Taiwan	972,309	505,973
	Uni-President Enterprises Corp.	4,692,033	11,275,719
	United Integrated Services Co. Ltd.	170,000	2,345,567
#	United Microelectronics Corp. (2303 TT)	6,388,000	8,963,965
#	United Microelectronics Corp. (UMC US), Sponsored ADR	59,082	415,937
#	Vanguard International Semiconductor Corp.	1,087,126	3,068,969
	VisEra Technologies Co. Ltd.	117,000	742,383
	Voltronic Power Technology Corp.	75,224	3,527,347
	Walsin Lihwa Corp.	2,911,818	1,886,294
	Walsin Technology Corp.	182,000	447,148
#	Wan Hai Lines Ltd.	886,747	2,304,808
#*	Winbond Electronics Corp.	3,826,591	1,896,840
*††	Wintek Corp.	604,760	0
#	Wistron Corp.	2,463,699	7,905,408
	Wistron NeWeb Corp.	189,172	746,047
	Wiwynn Corp.	75,000	4,513,595
	WPG Holdings Ltd.	1,741,039	3,688,537
	WT Microelectronics Co. Ltd.	352,945	1,292,863
#	Yageo Corp.	354,634	5,084,808
#	Yang Ming Marine Transport Corp.	2,002,000	4,277,228
	YFY, Inc.	4,000	3,266
	Yuanta Financial Holding Co. Ltd.	9,059,882	8,876,513

		Shares	Value»
TAIWAN — (Continued)
#	Yulon Finance Corp.	334,023	$1,128,500
	Yulon Motor Co. Ltd.	668,496	823,335
#	Zhen Ding Technology Holding Ltd.	969,700	2,970,590

TOTAL TAIWAN			936,107,074

THAILAND — (1.5%)
	Advanced Info Service PCL	707,700	6,249,708
	AEON Thana Sinsap Thailand PCL	26,800	84,640
	Airports of Thailand PCL	1,666,500	1,908,206
	Asset World Corp. PCL	2,554,800	168,255
	Bangchak Corp. PCL	1,077,100	1,152,711
#	Bangkok Airways PCL	437,900	209,741
	Bangkok Bank PCL (BBLF TB)	539,400	2,260,620
	Bangkok Bank PCL (BBLR TB), NVDR	126,700	530,998
#	Bangkok Chain Hospital PCL	919,200	415,504
	Bangkok Dusit Medical Services PCL, Class F	4,033,100	2,897,602
	Bangkok Expressway & Metro PCL	5,243,799	926,161
	Bangkok Life Assurance PCL, NVDR	73,900	37,166
	Banpu PCL	4,664,866	600,477
#	Berli Jucker PCL	782,800	557,720
	Betagro PCL	332,000	235,546
*	BTS Group Holdings PCL	6,579,900	994,716
	Bumrungrad Hospital PCL	420,400	2,076,516
#	Cal-Comp Electronics Thailand PCL, Class F	1,723,700	307,020
	Carabao Group PCL	261,100	488,512
	Central Pattana PCL	1,354,900	2,058,410
	Central Plaza Hotel PCL	379,900	284,314
	Central Retail Corp. PCL	1,502,350	1,065,879
	Charoen Pokphand Foods PCL	3,550,823	2,816,848
	Com7 PCL	942,000	580,907
	CP ALL PCL	2,232,500	3,441,813
	CP Axtra PCL	480,028	362,841

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Delta Electronics Thailand PCL	1,325,100	$3,887,436
	Electricity Generating PCL	203,700	634,181
	Global Power Synergy PCL	558,300	522,283
*	Gulf Development PCL	1,894,125	2,778,391
	Home Product Center PCL	4,266,113	1,085,525
	Indorama Ventures PCL	1,348,800	767,167
#	I-TAIL Corp. PCL	407,500	157,364
	Kasikornbank PCL (KBANKF TB)	220,900	1,054,739
	Kasikornbank PCL (KBANKR TB), NVDR	5,500	26,261
	Kiatnakin Phatra Bank PCL	192,787	288,560
	Krung Thai Bank PCL	1,463,187	954,871
#	Krungthai Card PCL	660,700	919,699
#	Land & Houses PCL (LHF TB)	2,849,400	361,666
	MBK PCL	612,704	282,462
	Minor International PCL	2,962,683	2,372,452
	Muangthai Capital PCL	900,700	1,213,336
	Ngern Tid Lor PCL	1,462,949	525,532
	Osotspa PCL	947,300	448,057
	PTT Exploration & Production PCL	1,156,055	3,443,421
	PTT Global Chemical PCL	1,760,125	911,545
#	PTT Oil & Retail Business PCL	2,005,300	870,434
	PTT PCL	6,782,700	6,294,378
#	Ratch Group PCL	903,700	710,137
	SCB X PCL	405,866	1,445,833
	SCG Packaging PCL	954,401	402,846
	Siam Cement PCL	418,300	2,003,532
	Siam Global House PCL	1,354,982	285,964
	Srisawad Corp. PCL	704,369	643,115
	Supalai PCL	912,600	431,644
	Thai Life Insurance PCL	1,308,400	481,764
	Thai Oil PCL	1,150,617	921,389
	Thai Union Group PCL	2,324,640	751,568
	Thanachart Capital PCL	314,900	450,126

		Shares	Value»
THAILAND — (Continued)
#	Tisco Financial Group PCL (TISCO/F TB)	255,000	$750,000
	TMBThanachart Bank PCL	21,657,297	1,186,435
*	True Corp. PCL	9,992,986	3,619,672
	TTW PCL	469,128	123,584
	WHA Corp. PCL	7,681,500	694,451

TOTAL THAILAND			77,414,651

TURKEY — (0.7%)
	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	48,934	27,111
	Akbank TAS	2,337,356	2,970,124
	Aksa Akrilik Kimya Sanayii AS	298,193	74,187
	Aksa Enerji Uretim AS	237,721	192,617
#	Alarko Holding AS	105,706	253,359
	Anadolu Anonim Turk Sigorta Sirketi	31,679	72,037
#	Anadolu Efes Biracilik Ve Malt Sanayii AS	229,521	954,544
	Anadolu Hayat Emeklilik AS	19,428	40,586
#*	Arcelik AS	76,332	226,218
	Aselsan Elektronik Sanayi Ve Ticaret AS	389,028	1,370,498
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	149,685	392,194
#	BIM Birlesik Magazalar AS	198,917	2,336,927
	Borusan Yatirim ve Pazarlama AS	2,805	155,185
	Celebi Hava Servisi AS	416	27,282
	Cimsa Cimento Sanayi VE Ticaret AS	131,107	160,109
	Coca-Cola Icecek AS	769,041	1,043,579
	Dogan Sirketler Grubu Holding AS	1,001,315	406,771
#	Dogus Otomotiv Servis ve Ticaret AS	74,304	378,357
Ω	Enerjisa Enerji AS	183,384	258,508
#	Enka Insaat ve Sanayi AS	775,859	1,294,437
#	Eregli Demir ve Celik Fabrikalari TAS	1,821,035	1,069,345
#	Ford Otomotiv Sanayi AS	40,824	941,892
*	Gubre Fabrikalari TAS	23,608	169,380

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Is Yatirim Menkul Degerler AS	434,732	$407,487
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	41,274	41,601
	Kiler Holding AS	19,833	13,219
#	KOC Holding AS	466,715	1,680,378
	Migros Ticaret AS	45,800	571,134
*Ω	MLP Saglik Hizmetleri AS	21,634	184,162
	Nuh Cimento Sanayi AS	15,870	100,852
#	Otokar Otomotiv Ve Savunma Sanayi AS	33,601	330,319
#*	Oyak Cimento Fabrikalari AS	780,529	477,784
*	Pegasus Hava Tasimaciligi AS	314,136	1,826,935
*	Petkim Petrokimya Holding AS	817,315	344,457
*	Reysas Tasimacilik ve Lojistik Ticaret AS	62,085	23,840
#*	Sasa Polyester Sanayi AS	2,129,384	234,878
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	59,652	99,780
*	TAV Havalimanlari Holding AS	190,894	1,136,317
*	Tekfen Holding AS	38,203	136,079
#	Tofas Turk Otomobil Fabrikasi AS	74,745	390,893
#*	Turk Altin Isletmeleri AS	299,082	194,632
*	Turk Hava Yollari AO	406,931	3,019,394
*	Turk Telekomunikasyon AS	401,340	548,264
	Turk Traktor ve Ziraat Makineleri AS	19,401	306,357
	Turkcell Iletisim Hizmetleri AS	885,693	2,077,439
#	Turkiye Garanti Bankasi AS	391,168	1,051,430
	Turkiye Is Bankasi AS, Class C	6,047,170	1,628,172
#	Turkiye Petrol Rafinerileri AS	601,638	1,955,520
	Turkiye Sigorta AS	793,360	361,440
	Turkiye Sise ve Cam Fabrikalari AS	973,120	869,437

		Shares	Value»
TURKEY — (Continued)
#*	Turkiye Vakiflar Bankasi TAO, Class D	1,926,733	$1,043,299
#*	Ulker Biskuvi Sanayi AS	132,902	369,620
	Vestel Beyaz Esya Sanayi ve Ticaret AS	29,061	8,780
*	Yapi ve Kredi Bankasi AS	2,781,837	1,654,455
	Ziraat Gayrimenkul Yatirim Ortakligi AS	333,325	210,034

TOTAL TURKEY			38,113,635

UNITED ARAB EMIRATES — (1.8%)
	Abu Dhabi Commercial Bank PJSC	2,347,636	7,439,301
	Abu Dhabi Islamic Bank PJSC	1,605,496	7,993,392
	Abu Dhabi National Oil Co. for Distribution PJSC	2,765,906	2,538,178
*	Abu Dhabi Ports Co. PJSC	543,884	588,665
	ADNOC Drilling Co. PJSC	2,163,825	2,886,931
	Aldar Properties PJSC	2,073,696	4,669,868
	Alpha Dhabi Holding PJSC	482,460	1,487,730
	Dubai Electricity & Water Authority PJSC	3,949,297	2,881,777
	Dubai Islamic Bank PJSC	3,514,920	7,241,758
	Emaar Development PJSC	752,538	2,742,417
	Emaar Properties PJSC	5,619,079	20,078,383
	Emirates Integrated Telecommunications Co. PJSC	359,152	851,359
	Emirates NBD Bank PJSC	1,937,820	10,844,967
	Emirates Telecommunications Group Co. PJSC	1,555,561	7,371,417
	First Abu Dhabi Bank PJSC	2,084,400	8,528,548
*	International Holding Co. PJSC	23,416	2,558,277
*	Multiply Group PJSC	1,230,901	723,193
	NMDC Group PJSC	25,862	175,986

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»
UNITED ARAB EMIRATES — (Continued)
Salik Co. PJSC	1,663,613	$2,292,137

TOTAL UNITED ARAB EMIRATES		93,894,284

UNITED KINGDOM — (0.1%)
Anglogold Ashanti PLC (AU US)	174,864	7,372,266

UNITED STATES — (0.3%)
Yum China Holdings, Inc. (9987 HK)	117,550	5,491,637
Yum China Holdings, Inc. (YUMC US)	240,132	10,400,117

TOTAL UNITED STATES		15,891,754

TOTAL COMMON STOCKS		5,169,478,392

PREFERRED STOCKS — (0.9%)

BRAZIL — (0.9%)
Banco Bradesco SA, 9.775%	2,216,238	5,361,787
Centrais Eletricas Brasileiras SA, 4.010%	137,246	1,166,379
Cia Energetica de Minas Gerais, 10.929%	1,422,778	2,745,200
Cia Paranaense de Energia - Copel Class B, 7.077%	1,103,567	2,242,076
Energisa SA, 6.888%	639	949
Gerdau SA, 5.337%	561,835	1,483,997
Isa Energia Brasil SA, 9.841%	223,800	946,048
Itau Unibanco Holding SA, 6.726%	1,938,499	12,153,299
Petroleo Brasileiro SA, 17.822%	3,320,647	17,547,766
Raizen SA, 0.553%	307,196	97,975

TOTAL BRAZIL		43,745,476

	Shares	Value»
CHILE — (0.0%)
Embotelladora Andina SA, 7.252%	234,235	$1,001,860

COLOMBIA — (0.0%)
Bancolombia SA, 10.424%	40,292	413,831
Grupo de Inversiones Suramericana SA, 3.782%	71,176	634,687

TOTAL COLOMBIA		1,048,518

TOTAL PREFERRED STOCKS		45,795,854

RIGHTS/WARRANTS — (0.0%)

MALAYSIA — (0.0%)
* Top Glove Corp. Bhd. Warrants 02/09/2030	257,475	13,127

SOUTH KOREA — (0.0%)
* Samsung SDI Co. Ltd. Rights 05/22/2025	5,897	142,914

THAILAND — (0.0%)
* MBK PCL Rights 05/16/2025	39,200	939

TOTAL RIGHTS/WARRANTS		156,980

TOTAL INVESTMENT SECURITIES (Cost $2,788,064,107)		5,215,431,226

SECURITIES LENDING COLLATERAL — (1.9%)
@§ The DFA Short Term Investment Fund	8,947,863	103,482,041

TOTAL INVESTMENTS — (100.0%) (Cost $2,891,548,798)		$5,318,913,267

THE EMERGING MARKETS SERIES

CONTINUED

As of April 30, 2025, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	121	06/20/25	$32,040,344	$33,801,350	$1,761,006

Total Futures Contracts			$32,040,344	$33,801,350	$1,761,006

As of April 30, 2025, the value of Rule 144A securities amounted to $244,361,933 or 4.7% of net assets.

Summary of the Series’ investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Belgium	—	$1,856,400	—	$1,856,400
Brazil	$156,254,896	—	—	156,254,896
Chile	26,925,561	—	—	26,925,561
China	157,280,678	1,167,117,157	—	1,324,397,835
Colombia	6,286,657	—	—	6,286,657
Czech Republic	—	10,438,581	—	10,438,581
Egypt	190,849	2,409,662	—	2,600,511
Greece	—	31,707,731	—	31,707,731
Hong Kong	—	42,562,441	—	42,562,441
Hungary	—	16,418,500	—	16,418,500
India	35,709,317	1,011,075,671	—	1,046,784,988
Indonesia	—	69,730,131	—	69,730,131
Kuwait	—	35,294,423	—	35,294,423
Luxembourg	—	1,505,374	—	1,505,374
Malaysia	—	83,605,800	—	83,605,800
Mexico	99,946,125	—	—	99,946,125
Netherlands	—	3,928,080	—	3,928,080
Peru	6,939,213	—	—	6,939,213
Philippines	—	32,199,283	—	32,199,283
Poland	—	62,098,986	—	62,098,986
Qatar	—	43,948,673	—	43,948,673
Saudi Arabia	—	195,938,683	—	195,938,683
South Africa	18,237,310	131,146,604	—	149,383,914
South Korea	4,008,626	545,923,316	—	549,931,942
Taiwan	4,911,288	931,195,786	—	936,107,074
Thailand	594,425	76,820,226	—	77,414,651
Turkey	—	38,113,635	—	38,113,635
United Arab Emirates	—	93,894,284	—	93,894,284
United Kingdom	7,372,266	—	—	7,372,266
United States	10,400,117	5,491,637	—	15,891,754
Preferred Stocks
Brazil	43,745,476	—	—	43,745,476
Chile	1,001,860	—	—	1,001,860
Colombia	1,048,518	—	—	1,048,518

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Malaysia	—	$13,127	—	$13,127
South Korea	—	142,914	—	142,914
Thailand	—	939	—	939
Securities Lending Collateral	—	103,482,041	—	103,482,041

Total Investments in Securities	$580,853,182	$4,738,060,085	—<>	$5,318,913,267

Financial Instruments
Assets
Futures Contracts**	$1,761,006	—	—	1,761,006

Total Financial Instruments	$1,761,006	—	—	$1,761,006

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.8%)
BELGIUM — (0.1%)
	Titan Cement International SA (TITC GA)	90,073	$4,181,439

BRAZIL — (3.5%)
	Allied Tecnologia SA	28,000	34,586
	Allos SA	955,532	3,579,572
	Alupar Investimento SA	511,337	2,776,914
*	Ambipar Participacoes e Empreendimentos SA	13,860	297,952
	Anima Holding SA	83,900	47,160
	Atacadao SA	144,600	217,850
	Auren Energia SA	637,731	1,003,487
*	Automob Participacoes SA	952,267	45,305
	Bemobi Mobile Tech SA	142,619	475,217
*	Blau Farmaceutica SA	5,407	12,300
	Boa Safra Sementes SA	67,437	122,750
	BR Advisory Partners Participacoes SA	57,213	148,195
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	151,152	564,108
	Brava Energia	132,587	405,577
	BRF SA	376,008	1,503,992
	C&A Modas SA	312,520	732,957
*	Cia Brasileira de Aluminio	143,441	99,332
*	Cia Brasileira de Distribuicao	306,063	228,125
	Cia de Saneamento de Minas Gerais Copasa MG	623,774	2,356,539
	Cia De Sanena Do Parana (SAPR11 BZ)	923,809	5,002,273
	Cia De Sanena Do Parana (SAPR3 BZ)	555,096	601,542

		Shares	Value»
BRAZIL — (Continued)
	Cia Siderurgica Nacional SA (CSNA3 BZ)	1,229,291	$2,014,468
	Cogna Educacao SA	1,673,808	760,936
	Cosan SA	1,508,125	2,064,814
	Cruzeiro do Sul Educacional SA	258,997	186,655
	CSU Digital SA	65,014	196,698
	Cury Construtora e Incorporadora SA	428,601	2,080,642
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	715,568	3,125,720
Ω	Desktop SA	23,721	38,580
	Dexco SA	809,110	788,416
	Dimed SA Distribuidora da Medicamentos	229,632	371,448
	Direcional Engenharia SA	96,479	617,959
	EcoRodovias Infraestrutura e Logistica SA	593,378	691,123
	Eletromidia SA	31,968	172,256
*	Embraer SA (EMBR3 BZ)	989,509	11,319,335
*	Embraer SA (ERJ US), Sponsored ADR	187,677	8,621,881
	Empreendimentos Pague Menos SA	47,520	27,632
	Even Construtora e Incorporadora SA	317,994	322,188
	Ez Tec Empreendimentos e Participacoes SA	270,856	633,811
	Fleury SA	706,342	1,616,764
	Fras-Le SA	167,399	862,488
Ω	GPS Participacoes e Empreendimentos SA	771,120	2,051,736
	Grendene SA	514,179	503,746
	Grupo Mateus SA	1,288,776	1,748,601
	Grupo SBF SA	206,024	385,173
	Guararapes Confeccoes SA	170,211	244,138

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*Ω	Hapvida Participacoes e Investimentos SA	876,962	$358,502
*	Hidrovias do Brasil SA	581,907	310,684
	Hypera SA	303,279	1,288,968
	Iochpe Maxion SA	243,017	527,558
	Irani Papel e Embalagem SA	270,817	383,190
*	IRB-Brasil Resseguros SA	113,921	960,121
	Jalles Machado SA	127,072	89,564
	JHSF Participacoes SA	912,076	824,463
	JSL SA	200,436	238,045
	Kepler Weber SA	398,524	526,670
	Lavvi Empreendimentos Imobiliarios SA	293,400	539,738
	LOG Commercial Properties e Participacoes SA	102,472	379,180
*	Log-in Logistica Intermodal SA	82,941	326,202
	Lojas Quero-Quero SA	52,708	25,634
	Lojas Renner SA	1,840,982	4,739,390
	M Dias Branco SA	131,269	586,821
	Mahle Metal Leve SA	34,254	178,780
	Marcopolo SA	621,600	598,035
	Marfrig Global Foods SA	855,283	3,237,179
	Melnick Even Desenvolvimento Imobiliario SA	73,800	42,133
	Mills Locacao Servicos e Logistica SA	501,620	898,031
*	Minerva SA	344,700	358,964
	Moura Dubeux Engenharia SA	178,200	516,845
	Movida Participacoes SA	153,466	191,185
	Multiplan Empreendimentos Imobiliarios SA	217,722	987,492
	Natura & Co. Holding SA	973,379	1,631,117
*	Oceanpact Servicos Maritimos SA	43,800	41,831
	Odontoprev SA	763,782	1,437,353

		Shares	Value»
BRAZIL — (Continued)
*	Oncoclinicas do Brasil Servicos Medicos SA	51,800	$55,221
*	Orizon Valorizacao de Residuos SA	123,107	1,063,790
	Pet Center Comercio e Participacoes SA	355,129	290,979
	Petroreconcavo SA	90,755	205,333
	Plano & Plano Desenvolvimento Imobiliario SA	140,177	288,498
	Positivo Tecnologia SA	169,280	183,444
*	Qualicorp Consultoria e Corretora de Seguros SA	30,300	10,998
	Romi SA	155,478	250,950
	Santos Brasil Participacoes SA	1,512,578	3,608,769
	Sao Carlos Empreendimentos e Participacoes SA	41,198	134,080
	Sao Martinho SA	579,076	1,990,744
#	Sendas Distribuidora SA (ASAI US), ADR	76,584	621,862
	Sendas Distribuidora SA (ASAI3 BZ)	862,411	1,396,537
Ω	Ser Educacional SA	51,610	54,473
*	Serena Energia SA	689,242	1,190,201
*	Simpar SA	796,812	752,564
	SLC Agricola SA	201,723	703,434
	Smartfit Escola de Ginastica e Danca SA	571,853	2,463,689
	Tegma Gestao Logistica SA	116,092	729,468
	TOTVS SA	1,265,958	8,391,910
	Transmissora Alianca de Energia Eletrica SA	1,007,523	6,376,964
	Tres Tentos Agroindustrial SA	253,677	724,134
	Trisul SA	244,166	299,445
	Tupy SA	206,772	781,523
	Unifique Telecomunicacoes SA	10,800	7,441
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	162,960	158,218

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	105,832	$461,546
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	305,400	264,763
	Vivara Participacoes SA	329,893	1,285,241
	Vulcabras SA	419,776	1,242,652
	Wilson Sons SA	411,084	1,240,825
	Wiz Co.	58,844	61,901
	YDUQS Participacoes SA	386,507	973,223
*	Zamp SA	270,368	149,592

TOTAL BRAZIL			122,341,028

CANADA — (0.1%)
#	China Gold International Resources Corp. Ltd. (2099 HK)	743,300	4,691,483

CHILE — (0.7%)
	Aguas Andinas SA, Class A	4,856,613	1,794,642
	Besalco SA	1,017,003	789,423
	Bicecorp SA	2,234,119	615,811
	Camanchaca SA	1,471,136	61,913
*	CAP SA	148,607	764,309
	Cia Cervecerias Unidas SA (CCU CI)	44,325	340,317
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	17,960	273,351
	Cia Sud Americana de Vapores SA	3,002,854	165,858
	Colbun SA	10,468,559	1,636,137
	Cristalerias de Chile SA	130,323	403,567
	Embotelladora Andina SA, ADR, Class B	44,966	1,164,619
	Empresa Nacional de Telecomunicaciones SA	450,193	1,302,716
	Empresas Lipigas SA	6,383	30,058

		Shares	Value»
CHILE — (Continued)
	Engie Energia Chile SA	875,304	$1,036,251
	Forus SA	148,926	357,590
	Inversiones Aguas Metropolitanas SA	797,059	723,918
	Inversiones La Construccion SA	68,277	794,038
	Multiexport Foods SA	1,780,116	476,100
	Parque Arauco SA	1,595,320	3,672,863
	PAZ Corp. SA	881,968	489,004
*	Ripley Corp. SA	1,635,621	756,239
	Salfacorp SA	949,933	678,173
	Sigdo Koppers SA	874,972	1,024,307
	SMU SA	4,959,905	971,668
	Sociedad Matriz SAAM SA	31,684,439	3,981,928
	SONDA SA	918,433	371,063
	Vina Concha y Toro SA	899,112	1,114,763

TOTAL CHILE			25,790,626

CHINA — (18.5%)
	361 Degrees International Ltd.	3,755,000	2,062,130
Ω	3SBio, Inc.	5,441,000	8,389,353
*	5I5J Holding Group Co. Ltd., Class A	530,900	231,349
	AAC Technologies Holdings, Inc.	1,938,500	9,279,520
*	Adicon Holdings Ltd.	15,500	14,256
	Advanced Fiber Resources Zhuhai Ltd., Class A	17,000	94,940
*	AECC Aero Science & Technology Co. Ltd., Class A	81,900	277,176
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	96,600	136,173
#*	Agora, Inc., ADR	65,473	214,751
	Ajisen China Holdings Ltd.	121,000	11,970
Ω	AK Medical Holdings Ltd.	592,000	430,771
*Ω	Akeso, Inc.	629,000	6,974,681
*	Alibaba Pictures Group Ltd.	29,720,000	1,941,204
#Ω	A-Living Smart City Services Co. Ltd.	445,000	172,436
	Allmed Medical Products Co. Ltd., Class A	120,500	133,431

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	Alphamab Oncology	77,000	$63,895
	Amoy Diagnostics Co. Ltd., Class A	26,069	74,566
*	ANE Cayman, Inc.	1,680,500	1,786,410
*	Angang Steel Co. Ltd., Class H	4,072,999	770,647
#Ω	Angelalign Technology, Inc.	41,200	257,485
	Anhui Anfu Battery Technology Co. Ltd., Class A	30,700	111,716
	Anhui Construction Engineering Group Co. Ltd., Class A	666,590	422,463
	Anhui Expressway Co. Ltd., Class H	1,738,000	2,626,772
*	Anhui Golden Seed Winery Co. Ltd., Class A	118,500	160,999
	Anhui Guangxin Agrochemical Co. Ltd., Class A	120,900	179,719
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	84,200	62,215
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	19,000	13,382
*	Anhui Tatfook Technology Co. Ltd., Class A	170,000	261,902
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	126,520	144,360
	Anton Oilfield Services Group	5,944,000	734,506
	Aoshikang Technology Co. Ltd., Class A	69,350	237,657
	Aotecar New Energy Technology Co. Ltd., Class A	809,100	317,662
*	Aowei Holdings Ltd.	1,451,000	83,687
	ApicHope Pharmaceutical Group Co. Ltd.	79,970	439,075
	Appotronics Corp. Ltd., Class A	82,458	160,074
	APT Satellite Holdings Ltd.	688,000	170,276

		Shares	Value»
CHINA — (Continued)
	Asia Cement China Holdings Corp.	1,480,000	$432,225
#Ω	AsiaInfo Technologies Ltd.	684,800	826,132
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	178,300	211,496
	Aurisco Pharmaceutical Co. Ltd., Class A	6,600	18,898
	AviChina Industry & Technology Co. Ltd., Class H	6,986,000	3,214,817
Ω	BAIC Motor Corp. Ltd., Class H	1,349,000	331,612
#*Ω	Bairong, Inc.	611,500	613,478
	Bank of Chongqing Co. Ltd., Class H	1,872,000	1,822,627
Ω	Bank of Qingdao Co. Ltd., Class H	1,418,500	673,601
*Ω	Bank of Zhengzhou Co. Ltd., Class H	284,910	33,790
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	155,002	95,428
	Baowu Magnesium Technology Co. Ltd., Class A	230,860	379,780
	Baoxiniao Holding Co. Ltd., Class A	259,800	136,653
*	Baoye Group Co. Ltd., Class H	1,132,000	652,297
*	Baozun, Inc. (BZUN US), Sponsored ADR	21,218	55,379
	BBMG Corp., Class H	1,167,000	105,362
*	Be Friends Holding Ltd.	134,000	14,075
	Bear Electric Appliance Co. Ltd., Class A	34,647	215,823
	Befar Group Co. Ltd., Class A	395,200	222,358
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	135,700	226,421

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	28,020	$101,287
*	Beijing Capital Development Co. Ltd., Class A	154,676	50,493
*	Beijing Capital International Airport Co. Ltd., Class H	932,000	335,978
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	193,750	232,766
	Beijing CTJ Information Technology Co. Ltd., Class A	67,000	213,963
*	Beijing Cuiwei Tower Co. Ltd., Class A	134,300	156,220
	Beijing Energy International Holding Co. Ltd.	1,112,000	144,868
	Beijing Enterprises Water Group Ltd.	11,282,000	3,563,422
	Beijing Gehua CATV Network Co. Ltd., Class A	199,700	198,066
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	312,668	232,927
*	Beijing Haixin Energy Technology Co. Ltd., Class A	107,800	43,179
	Beijing Jingneng Clean Energy Co. Ltd., Class H	4,406,000	1,356,591
*	Beijing Leike Defense Technology Co. Ltd., Class A	274,507	162,840
	Beijing North Star Co. Ltd., Class H	1,264,000	112,342
*	Beijing Philisense Technology Co. Ltd., Class A	350,900	252,614
	Beijing Relpow Technology Co. Ltd., Class A	80,941	156,514

		Shares	Value»
CHINA — (Continued)
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	22,200	$52,611
	Beijing Sanyuan Foods Co. Ltd., Class A	283,604	170,364
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	251,200	122,320
	Beijing Strong Biotechnologies, Inc., Class A	122,700	236,374
	Beijing SuperMap Software Co. Ltd., Class A	88,400	169,458
*	Beijing Teamsun Technology Co. Ltd., Class A	66,900	83,803
*	Beijing Thunisoft Corp. Ltd., Class A	109,900	121,310
*	Beijing Tongtech Co. Ltd., Class A	99,000	56,705
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	142,000	25,184
*	Beijing VRV Software Corp. Ltd., Class A	159,300	102,156
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	124,723
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	37,300	268,470
	Bestore Co. Ltd., Class A	34,700	56,342
*	Bestway Marine & Energy Technology Co. Ltd., Class A	332,400	270,325
	Beyondsoft Corp., Class A	16,700	30,280

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Biem.L.Fdlkk Garment Co. Ltd., Class A	25,700	$58,433
#*	Bilibili, Inc., ADR	34,029	595,508
*	Billion Industrial Holdings Ltd.	44,000	26,188
	Binjiang Service Group Co. Ltd.	192,000	663,306
	Black Peony Group Co. Ltd., Class A	232,749	167,246
#Ω	Blue Moon Group Holdings Ltd.	2,071,000	1,018,772
*	Blue Sail Medical Co. Ltd., Class A	63,800	44,331
	BOE Varitronix Ltd.	261,000	183,421
	Bomin Electronics Co. Ltd., Class A	104,700	108,070
	Bosideng International Holdings Ltd.	10,770,000	5,572,939
	BOTH Engineering Technology Co. Ltd., Class A	13,800	20,254
#	Boyaa Interactive International Ltd.	585,000	341,754
#	Brilliance China Automotive Holdings Ltd.	2,762,000	977,610
	Bros Eastern Co. Ltd., Class A	228,372	155,938
	B-Soft Co. Ltd., Class A	239,648	187,958
*	C C Land Holdings Ltd.	9,125,015	1,518,858
	C&D International Investment Group Ltd.	1,982,315	4,145,856
	C&D Property Management Group Co. Ltd.	541,000	176,587
	C&S Paper Co. Ltd., Class A	252,900	229,849
*Ω	CALB Group Co. Ltd.	74,900	158,524
	Camel Group Co. Ltd., Class A	5,935	6,862
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	377,100	179,314
	Canny Elevator Co. Ltd., Class A	84,800	84,607

		Shares	Value»
CHINA — (Continued)
	Canvest Environmental Protection Group Co. Ltd.	2,476,000	$1,518,330
	CCS Supply Chain Management Co. Ltd., Class A	113,600	66,739
*††	Central China Management Co. Ltd.	1,270,626	3,277
	Central China Securities Co. Ltd., Class H	2,947,000	542,530
#	CGN Mining Co. Ltd.	2,240,000	415,308
#	CGN New Energy Holdings Co. Ltd.	4,990,000	1,466,569
*	CGN Nuclear Technology Development Co. Ltd., Class A	226,800	218,419
	Changchun Faway Automobile Components Co. Ltd., Class A	168,330	218,203
	Changchun UP Optotech Co. Ltd., Class A	43,600	227,549
	Changhong Meiling Co. Ltd., Class A	160,000	165,227
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	382,200	167,433
*	ChangYuan Technology Group Ltd., Class A	222,800	105,857
	Changzheng Engineering Technology Co. Ltd., Class A	8,400	19,387
	Changzhou Qianhong Biopharma Co. Ltd., Class A	216,600	181,378
	Chaoju Eye Care Holdings Ltd.	134,500	46,375
	Chaowei Power Holdings Ltd.	965,000	165,277
*	Chen Lin Education Group Holdings Ltd.	416,000	73,281
	Cheng De Lolo Co. Ltd., Class A	108,650	140,172

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chengdu Galaxy Magnets Co. Ltd., Class A	35,200	$118,952
	Chengdu Guibao Science & Technology Co. Ltd., Class A	25,800	65,278
	Chengdu Guoguang Electric Co. Ltd., Class A	17,638	203,463
	Chengdu Hongqi Chain Co. Ltd., Class A	278,200	217,908
	Chengdu Kanghua Biological Products Co. Ltd., Class A	29,300	203,315
	Chengdu Leejun Industrial Co. Ltd., Class A	144,300	129,769
	Chengdu Spaceon Electronics Co. Ltd., Class A	81,100	148,590
	Chengdu Wintrue Holding Co. Ltd., Class A	83,200	95,327
	Chenguang Biotech Group Co. Ltd., Class A	95,000	141,060
	Chengzhi Co. Ltd., Class A	232,800	242,148
	China Aircraft Leasing Group Holdings Ltd.	434,000	229,998
	China Animal Husbandry Industry Co. Ltd., Class A	198,000	181,886
	China BlueChemical Ltd., Class H	4,448,000	1,082,956
*Ω	China Bohai Bank Co. Ltd., Class H	3,577,500	420,011
#	China Chunlai Education Group Co. Ltd.	486,000	263,592
#	China Cinda Asset Management Co. Ltd., Class H	26,669,000	3,401,962
	China Communications Services Corp. Ltd., Class H	7,274,000	3,788,300

		Shares	Value»
CHINA — (Continued)
	China Conch Environment Protection Holdings Ltd.	863,000	$59,651
	China Conch Venture Holdings Ltd.	1,627,000	1,669,903
	China CYTS Tours Holding Co. Ltd., Class A	140,200	187,643
#	China Datang Corp. Renewable Power Co. Ltd., Class H	8,310,000	2,322,197
	China Design Group Co. Ltd., Class A	143,800	147,977
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	2,680,000	410,748
	China Dongxiang Group Co. Ltd.	2,624,985	133,832
#Ω	China East Education Holdings Ltd.	439,500	332,808
	China Education Group Holdings Ltd.	141,158	44,351
	China Electronics Huada Technology Co. Ltd.	2,412,000	431,750
	China Electronics Optics Valley Union Holding Co. Ltd.	6,472,000	163,502
*	China Express Airlines Co. Ltd., Class A	61,200	61,446
Ω	China Feihe Ltd.	10,611,000	8,018,685
	China Foods Ltd.	2,532,000	1,011,879
	China Gas Holdings Ltd.	7,622,944	6,892,156
*	China Glass Holdings Ltd.	858,000	26,294
	China Hanking Holdings Ltd.	1,784,000	252,065
*	China High Speed Railway Technology Co. Ltd., Class A	655,400	243,275
	China International Marine Containers Group Co. Ltd., Class H	3,078,780	1,934,079
	China Leadshine Technology Co. Ltd., Class A	25,300	166,113

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Lesso Group Holdings Ltd.	3,119,000	$1,660,508
	China Lilang Ltd.	1,149,000	553,185
*Ω	China Literature Ltd.	1,077,000	3,739,838
*	China Longevity Group Co. Ltd.	1,076,350	1,388
	China Medical System Holdings Ltd.	3,766,500	4,020,137
#	China Meidong Auto Holdings Ltd.	632,000	169,206
#*††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	5,092,000	669,369
	China National Building Material Co. Ltd., Class H	6,750,057	3,273,074
Ω	China New Higher Education Group Ltd.	1,651,504	178,993
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	175,400	111,723
*	China Oil & Gas Group Ltd.	11,438,000	201,301
	China Oilfield Services Ltd., Class H	2,646,000	2,069,200
	China Overseas Property Holdings Ltd.	4,650,000	3,229,422
#	China Qinfa Group Ltd.	690,000	96,878
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,866,000	750,413
	China Railway Tielong Container Logistics Co. Ltd., Class A	249,800	193,449
*	China Rare Earth Holdings Ltd.	3,990,799	197,880
	China Reinsurance Group Corp., Class H	17,807,000	2,065,025

		Shares	Value»
CHINA — (Continued)
	China Resource & Environment Co. Ltd., Class A	319,400	$194,631
	China Resources Building Materials Technology Holdings Ltd.	266,000	56,121
	China Resources Gas Group Ltd.	242,100	676,282
#	China Resources Medical Holdings Co. Ltd.	2,366,000	1,113,835
#	China Risun Group Ltd.	2,608,000	842,601
#*	China Ruyi Holdings Ltd.	20,072,000	5,275,303
*	China Sanjiang Fine Chemicals Co. Ltd.	1,803,000	415,501
Ω	China Shengmu Organic Milk Ltd.	1,783,000	40,195
	China Shineway Pharmaceutical Group Ltd.	842,200	785,994
	China State Construction Development Holdings Ltd.	842,000	177,952
	China State Construction International Holdings Ltd.	3,122,000	4,601,905
*	China Sunshine Paper Holdings Co. Ltd.	1,736,000	438,780
#	China Suntien Green Energy Corp. Ltd., Class H	6,264,000	3,348,061
	China Testing & Certification International Group Co. Ltd., Class A	167,992	142,938
*	China Union Holdings Ltd., Class A	91,930	46,076
#	China Water Affairs Group Ltd.	3,782,000	2,911,824
	China West Construction Group Co. Ltd., Class A	173,000	135,447

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	China Yongda Automobiles Services Holdings Ltd.	982,000	$313,069
#*Ω	China Youran Dairy Group Ltd.	4,116,000	1,255,091
*Ω	China Yuhua Education Corp. Ltd.	1,970,000	76,162
	Chinasoft International Ltd.	9,242,000	5,890,499
	Chongqing Chuanyi Automation Co. Ltd., Class A	59,400	166,915
	Chongqing Machinery & Electric Co. Ltd., Class H	2,834,000	337,832
	Chongqing Port Co. Ltd., Class A	47,800	34,955
	Chongqing Road & Bridge Co. Ltd., Class A	200,700	146,360
	Chongqing Rural Commercial Bank Co. Ltd., Class H	3,860,000	2,963,491
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	271,710	249,013
	CIG Shanghai Co. Ltd., Class A	55,300	258,635
	CIMC Enric Holdings Ltd.	2,856,000	2,239,804
	Cisen Pharmaceutical Co. Ltd., Class A	83,100	153,682
	CITIC Resources Holdings Ltd.	4,730,600	216,356
	City Development Environment Co. Ltd., Class A	147,700	273,677
#*	Citychamp Watch & Jewellery Group Ltd.	3,608,000	213,553
*	ClouDr Group Ltd.	652,000	91,131
*	CMGE Technology Group Ltd.	1,630,000	70,183
*	CNFinance Holdings Ltd., ADR	21,500	16,314
*	COFCO Biotechnology Co. Ltd., Class A	86,700	65,289
#*	COFCO Joycome Foods Ltd.	7,782,000	1,462,688

		Shares	Value»
CHINA — (Continued)
	Cofoe Medical Technology Co. Ltd., Class A	38,920	$179,451
*	Comba Telecom Systems Holdings Ltd.	2,590,001	489,116
	Concord New Energy Group Ltd.	25,104,964	1,520,431
	Consun Pharmaceutical Group Ltd.	2,208,000	2,629,568
	Contec Medical Systems Co. Ltd., Class A	9,300	17,421
	Continental Aerospace Technologies Holding Ltd.	1,889,722	26,394
	COSCO SHIPPING Development Co. Ltd., Class H	10,911,000	1,235,590
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,226,000	1,765,521
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,373,000	2,045,169
	COSCO SHIPPING Ports Ltd.	3,718,682	1,924,875
	COSCO SHIPPING Technology Co. Ltd., Class A	60,700	118,482
	Cosonic Intelligent Technologies Co. Ltd., Class A	21,400	45,781
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	250,554
	Crystal Clear Electronic Material Co. Ltd., Class A	206,800	245,861
	CTS International Logistics Corp. Ltd., Class A	261,220	220,569
	Cybrid Technologies, Inc., Class A	24,200	30,890
	Daan Gene Co. Ltd., Class A	294,060	227,954
*	Dada Nexus Ltd., ADR	43,480	83,047

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	405,200	$334,545
#	Dalipal Holdings Ltd.	1,198,000	1,276,206
	Dashang Co. Ltd., Class A	55,740	192,190
#	Datang International Power Generation Co. Ltd., Class H	8,940,000	2,130,214
*	Datang Telecom Technology Co. Ltd., Class A	250,500	270,559
	Dawnrays Pharmaceutical Holdings Ltd.	2,567,886	383,337
	DeHua TB New Decoration Materials Co. Ltd., Class A	193,916	275,384
*	Dezhan Healthcare Co. Ltd., Class A	421,300	172,376
	Dian Diagnostics Group Co. Ltd., Class A	12,459	24,055
#	Digital China Holdings Ltd.	1,497,500	475,040
	Dirui Industrial Co. Ltd., Class A	20,300	36,337
	Dongfang Electric Corp. Ltd., Class H	737,800	1,007,049
#	Dongfeng Motor Group Co. Ltd., Class H	5,454,000	3,018,749
	Dongguan Aohai Technology Co. Ltd., Class A	56,200	287,561
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	23,892	154,156
	Donghua Testing Technology Co. Ltd., Class A	3,300	18,689
#	Dongyue Group Ltd.	4,984,000	5,881,760
#	DouYu International Holdings Ltd., ADR	13,568	101,079
*	DPC Dash Ltd.	49,400	629,279
	Dynagreen Environmental Protection Group Co. Ltd., Class H	822,000	462,817

		Shares	Value»
CHINA — (Continued)
	Eaglerise Electric & Electronic China Co. Ltd., Class A	74,400	$157,443
	Eastcompeace Technology Co. Ltd., Class A	96,200	129,608
#	E-Commodities Holdings Ltd.	3,430,000	362,326
	Edan Instruments, Inc., Class A	122,300	196,519
	Edvantage Group Holdings Ltd.	627,516	113,321
	EEKA Fashion Holdings Ltd.	652,000	626,362
*	EFORT Intelligent Robot Co. Ltd.	19,973	66,344
*††	Elion Energy Co. Ltd., Class A	780,761	31,175
	EmbedWay Technologies Shanghai Corp., Class A	63,000	220,478
	ENN Energy Holdings Ltd.	264,000	2,084,116
	Era Co. Ltd., Class A	257,400	141,114
	Essex Bio-technology Ltd.	720,000	417,855
	EVA Precision Industrial Holdings Ltd.	2,956,435	287,115
	Ever Sunshine Services Group Ltd.	170,000	41,455
	Excellence Commercial Property & Facilities Management Group Ltd.	59,000	10,183
	Fangda Special Steel Technology Co. Ltd., Class A	254,100	155,644
	Far East Smarter Energy Co. Ltd., Class A	84,000	55,523
	FAWER Automotive Parts Co. Ltd., Class A	361,400	292,094
	Feilong Auto Components Co. Ltd., Class A	105,300	220,531
#*	FIH Mobile Ltd.	9,057,000	876,374

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	FinVolution Group, ADR	308,854	$2,443,035
#	First Tractor Co. Ltd., Class H	1,125,176	879,189
	Flat Glass Group Co. Ltd., Class H	689,000	778,646
	Focus Lightings Tech Co. Ltd., Class A	124,800	194,945
*	Focused Photonics Hangzhou, Inc., Class A	72,100	206,182
	Focuslight Technologies, Inc., Class A	14,686	131,311
	Foshan Electrical & Lighting Co. Ltd., Class A	223,300	185,982
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	63,500	74,754
*	Foshan Yowant Technology Co. Ltd., Class A	40,200	32,266
#	Fu Shou Yuan International Group Ltd.	3,889,000	1,762,637
	Fufeng Group Ltd.	6,291,600	5,256,300
	Fujian Apex Software Co. Ltd., Class A	35,100	204,303
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	60,200	107,710
	Fujian Yuanli Active Carbon Co. Ltd., Class A	44,900	89,613
*	Fullshare Holdings Ltd.	66,000	4,077
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A	835,000	157,552
	Gansu Shangfeng Cement Co. Ltd., Class A	26,361	31,886
	Gansu Yasheng Industrial Group Co. Ltd., Class A	177,200	69,096
#*	GDS Holdings Ltd. (9698 HK), Class A	2,902,700	9,207,675

		Shares	Value»
CHINA — (Continued)
#	Gemdale Properties & Investment Corp. Ltd.	13,544,000	$424,964
#*	Genscript Biotech Corp.	1,960,000	2,752,914
	Getein Biotech, Inc., Class A	48,096	52,583
Ω	Giant Biogene Holding Co. Ltd.	124,200	1,283,210
#*	Global New Material International Holdings Ltd.	868,000	429,517
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	476,077
	Goldenmax International Group Ltd., Class A	66,500	74,068
	Goldwind Science & Technology Co. Ltd., Class H	2,136,000	1,471,830
*	Goodbaby International Holdings Ltd.	582,000	83,236
	Grand Pharmaceutical Group Ltd.	3,333,000	2,554,026
*	Greatoo Intelligent Equipment, Inc., Class A	379,400	451,233
	Greentown China Holdings Ltd.	3,298,648	4,209,348
#Ω	Greentown Management Holdings Co. Ltd.	487,000	166,925
	Greentown Service Group Co. Ltd.	4,020,000	2,291,723
	GRG Metrology & Test Group Co. Ltd., Class A	45,400	108,134
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	71,100	41,003
	Guangdong DFP New Material Group Co. Ltd.	262,400	144,345
	Guangdong Dongpeng Holdings Co. Ltd., Class A	217,400	185,900

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	194,500	$233,284
	Guangdong Goworld Co. Ltd., Class A	8,300	11,255
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	55,500	69,532
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	219,300	90,938
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	108,900	175,846
	Guangdong Huate Gas Co. Ltd., Class A	19,861	142,783
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	12,496	32,382
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	8,600	26,848
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	23,600	51,261
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	168,400	148,507
	Guangdong Sirio Pharma Co. Ltd., Class A	24,570	84,838
	Guangdong South New Media Co. Ltd., Class A	47,500	254,833
	Guangdong Tapai Group Co. Ltd., Class A	198,600	202,459
	Guangdong Vanward New Electric Co. Ltd., Class A	135,400	209,249
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	507,500	171,251
*	Guanghui Logistics Co. Ltd., Class A	67,000	67,015

		Shares	Value»
CHINA — (Continued)
	Guangshen Railway Co. Ltd., Class H	4,082,000	$894,423
	Guangxi LiuYao Group Co. Ltd., Class A	78,280	182,378
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	669,900	224,139
#	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	534,000	1,166,046
	Guangzhou Haoyang Electronic Co. Ltd., Class A	20,150	90,981
	Guangzhou KDT Machinery Co. Ltd., Class A	76,498	179,619
*	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	120,500	198,650
	Guangzhou Restaurant Group Co. Ltd., Class A	68,700	146,704
	Guangzhou Sie Consulting Co. Ltd., Class A	77,200	343,505
	Guilin Layn Natural Ingredients Corp., Class A	130,630	131,541
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	95,800	180,229
	Guizhou Gas Group Corp. Ltd., Class A	140,928	132,173
	Guizhou Qianyuan Power Co. Ltd., Class A	69,900	150,325
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	53,100	86,691
	Guizhou Tyre Co. Ltd., Class A	306,100	183,875
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	401,700	188,985
	Guizhou Zhenhua E-chem, Inc., Class A	28,314	44,499

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Guoguang Electric Co. Ltd., Class A	108,600	$213,300
#	Guolian Minsheng Securities Co. Ltd., Class H	835,500	381,004
	Guomai Technologies, Inc., Class A	172,600	262,586
	Guoquan Food Shanghai Co. Ltd.	266,000	88,717
#	Gushengtang Holdings Ltd.	466,700	1,876,541
#*Ω	Haichang Ocean Park Holdings Ltd.	6,456,000	557,124
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	29,820	52,962
*	Haima Automobile Co. Ltd., Class A	272,500	142,639
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	58,100	143,793
#*	Hainan Meilan International Airport Co. Ltd., Class H	640,000	791,260
	Haitian International Holdings Ltd.	2,453,000	5,682,256
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	3,330,000	350,954
	Hangxiao Steel Structure Co. Ltd., Class A	478,008	165,524
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	50,800	144,796
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	29,539	238,109
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	101,500	153,575
	Hangzhou Onechance Tech Corp., Class A	55,570	183,272
*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	156,200	159,449

		Shares	Value»
CHINA — (Continued)
	Hangzhou Sunrise Technology Co. Ltd., Class A	101,300	$221,269
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	351,800	1,206,288
*Ω	Harbin Bank Co. Ltd., Class H	478,000	17,893
	Harbin Electric Co. Ltd., Class H	2,013,413	1,241,055
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	83,900	117,842
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	65,000	22,024
*	Harbin Pharmaceutical Group Co. Ltd., Class A	511,600	253,565
	HBIS Resources Co. Ltd., Class A	82,100	146,624
*Ω	HBM Holdings Ltd.	1,203,000	1,327,296
	Health & Happiness H&H International Holdings Ltd.	320,000	364,311
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	145,755	190,934
	Hefei Urban Construction Development Co. Ltd., Class A	189,100	166,215
	Helens International Holdings Co. Ltd.	301,500	64,251
	Hello Group, Inc., Sponsored ADR	185,919	1,061,598
	Henan Liliang Diamond Co. Ltd., Class A	49,200	185,670
	Henan Thinker Automatic Equipment Co. Ltd., Class A	67,900	241,327
*	Henan Yicheng New Energy Co. Ltd., Class A	382,000	186,971
	Henan Yuguang Gold & Lead Co. Ltd., Class A	226,100	215,014

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Henan Yuneng Holdings Co. Ltd., Class A	203,900	$118,199
	Hengan International Group Co. Ltd.	1,031,500	2,780,992
	Hengbao Co. Ltd., Class A	21,900	23,779
*	Hengdeli Holdings Ltd.	6,159,024	76,312
	HG Technologies Co. Ltd., Class A	16,250	35,080
*	Hi Sun Technology China Ltd.	1,737,000	69,396
#	Hisense Home Appliances Group Co. Ltd., Class H	1,365,000	4,139,505
	Hitevision Co. Ltd., Class A	39,400	129,412
*	HNA Technology Co. Ltd., Class A	393,400	151,573
	Hongli Zhihui Group Co. Ltd., Class A	79,400	67,764
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	244,880	106,961
#*	Hopson Development Holdings Ltd.	4,531,026	1,696,159
	Horizon Construction Development Ltd.	1,457,591	208,080
*	Huachangda Intelligent Equipment Group Co. Ltd., Class A	91,100	65,207
	Huadian Heavy Industries Co. Ltd., Class A	189,000	156,255
	Huadian Power International Corp. Ltd., Class H	3,826,000	2,142,616
	Huafu Fashion Co. Ltd., Class A	362,752	309,469
	Huakai Yibai Technology Co. Ltd., Class A	23,900	36,490
	Huangshan Novel Co. Ltd., Class A	101,840	149,941
	Huangshan Tourism Development Co. Ltd., Class A	89,300	145,704
*	Huanxi Media Group Ltd.	940,000	44,697

		Shares	Value»
CHINA — (Continued)
	Huapont Life Sciences Co. Ltd., Class A	185,400	$103,687
	Huaxin Cement Co. Ltd. (6655 HK), Class H	643,900	749,160
	Hubei Chutian Smart Communication Co. Ltd., Class A	303,300	184,861
	Hubei Huitian New Materials Co. Ltd., Class A	18,600	21,623
	Hubei Zhenhua Chemical Co. Ltd., Class A	98,700	304,034
*	Huizhou CEE Technology, Inc., Class A	18,600	19,486
	Hunan Aihua Group Co. Ltd., Class A	41,187	85,692
	Hunan Corun New Energy Co. Ltd., Class A	142,100	92,474
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	432,800	170,757
*	Hunan Kaimeite Gases Co. Ltd., Class A	21,400	24,618
*	Hunan Silver Co. Ltd., Class A	372,800	181,598
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	342,000	339,878
	Hunan Zhongke Electric Co. Ltd., Class A	153,100	318,749
	HUYA, Inc., ADR	119,506	449,343
*Ω	Hygeia Healthcare Holdings Co. Ltd.	17,800	32,096
	Hymson Laser Technology Group Co. Ltd., Class A	45,909	171,091
*	HyUnion Holding Co. Ltd., Class A	244,800	234,550
*	IAT Automobile Technology Co. Ltd., Class A	63,300	86,993
*Ω	IMAX China Holding, Inc.	265,000	220,762
*	Infotmic Co. Ltd., Class A	31,200	28,287

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Inkeverse Group Ltd.	997,000	$187,135
*	INKON Life Technology Co. Ltd., Class A	109,700	141,752
	Inmyshow Digital Technology Group Co. Ltd., Class A	341,900	224,965
*Ω	InnoCare Pharma Ltd.	777,000	1,015,220
	Insigma Technology Co. Ltd., Class A	171,400	248,730
	Inspur Digital Enterprise Technology Ltd.	1,410,000	1,423,863
#*	iQIYI, Inc., ADR	241,116	443,653
	IReader Technology Co. Ltd., Class A	87,800	236,864
*	J&T Global Express Ltd.	3,809,200	2,959,297
	Jack Technology Co. Ltd., Class A	5,700	25,880
	Jade Bird Fire Co. Ltd., Class A	137,800	210,465
	Jangho Group Co. Ltd., Class A	203,600	149,278
	Jiang Su Suyan Jingshen Co. Ltd., Class A	150,100	197,667
	Jianglong Shipbuilding Co. Ltd., Class A	12,300	18,430
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	227,700	180,903
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	61,600	218,475
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	22,600	109,636
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	41,200	73,532
*	Jiangsu Dagang Co. Ltd., Class A	88,600	169,246
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	185,300	219,720

		Shares	Value»
CHINA — (Continued)
	Jiangsu Etern Co. Ltd., Class A	242,600	$210,923
	Jiangsu General Science Technology Co. Ltd., Class A	298,800	187,248
	Jiangsu Gian Technology Co. Ltd., Class A	35,200	158,103
	Jiangsu Guomao Reducer Co. Ltd., Class A	76,100	165,539
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	182,200	197,639
	Jiangsu Hongdou Industrial Co. Ltd., Class A	376,500	109,967
	Jiangsu Huachang Chemical Co. Ltd., Class A	177,400	170,561
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	111,340	194,030
*	Jiangsu Lopal Tech Co. Ltd., Class A	83,200	111,844
	Jiangsu Shentong Valve Co. Ltd., Class A	86,100	128,491
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	76,873	162,220
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	14,784	31,198
*	Jiangsu Sopo Chemical Co., Class A	92,401	104,727
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	238,383	172,179
	Jiangsu ToLand Alloy Co. Ltd., Class A	44,900	134,143
	Jiangsu Yinhe Electronics Co. Ltd., Class A	161,700	92,769

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	143,900	$53,533
	Jiangxi Bank Co. Ltd., Class H	325,000	31,038
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	115,900	176,285
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	95,400	110,808
	Jiangxi Ganneng Co. Ltd., Class A	161,100	203,800
	Jiangxi Guotai Group Co. Ltd., Class A	121,900	210,844
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	46,460	174,746
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	21,100	29,322
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	60,300	151,158
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	63,900	173,648
	Jianmin Pharmaceutical Group Co. Ltd., Class A	26,000	150,026
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	246,334	228,083
*	Jilin Chemical Fibre, Class A	494,202	246,466
	Jilin OLED Material Tech Co. Ltd., Class A	14,882	37,358
#	Jinchuan Group International Resources Co. Ltd.	7,638,000	630,296
	Jinghua Pharmaceutical Group Co. Ltd., Class A	144,900	138,985
	Jinhong Gas Co. Ltd., Class A	61,973	141,711

		Shares	Value»
CHINA — (Continued)
	Jinhui Liquor Co. Ltd., Class A	53,400	$141,352
*	Jinke Smart Services Group Co. Ltd., Class H	294,100	268,955
#	JinkoSolar Holding Co. Ltd., ADR	141,757	2,432,550
	Jinlei Technology Co. Ltd., Class A	66,900	181,558
	Jinlongyu Group Co. Ltd., Class A	77,600	175,507
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	196,405
	Jinneng Science&Technology Co. Ltd., Class A	104,000	89,161
#Ω	Jinxin Fertility Group Ltd.	6,081,500	2,274,428
	Jinyu Bio-Technology Co. Ltd., Class A	212,400	198,789
	Jinzai Food Group Co. Ltd., Class A	76,700	136,446
#Ω	Jiumaojiu International Holdings Ltd.	481,000	156,030
#	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	224,800	383,206
	JNBY Design Ltd.	642,000	1,214,060
Ω	Joinn Laboratories China Co. Ltd., Class H	93,400	118,207
	Jointo Energy Investment Co. Ltd. Hebei, Class A	143,196	126,557
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	201,100	142,391
	Jones Tech PLC, Class A	18,460	62,000
	Joy City Property Ltd.	1,392,000	37,343
	Joyoung Co. Ltd., Class A	57,740	75,535
	JS Corrugating Machinery Co. Ltd., Class A	95,000	139,985
*Ω	JS Global Lifestyle Co. Ltd.	1,512,000	350,723

1000

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Ju Teng International Holdings Ltd.	2,734,000	$481,047
	Jutal Offshore Oil Services Ltd.	38,000	3,179
	Jutze Intelligent Technology Co. Ltd., Class A	9,900	24,660
*	JY Grandmark Holdings Ltd.	431,000	17,676
	Kaishan Group Co. Ltd., Class A	138,400	166,407
#	Kangji Medical Holdings Ltd.	1,000,000	964,982
	KEDE Numerical Control Co. Ltd., Class A	17,967	187,031
*	Keep, Inc.	31,700	16,495
	Keli Motor Group Co. Ltd., Class A	101,500	217,575
	Keli Sensing Technology Ningbo Co. Ltd., Class A	50,300	471,472
#	Kinetic Development Group Ltd.	5,104,000	775,649
	Kingboard Holdings Ltd.	2,266,421	6,088,577
#	Kingboard Laminates Holdings Ltd.	3,720,000	3,883,882
	Kingsoft Corp. Ltd.	2,467,600	12,294,580
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	75,100	153,856
	Kuangda Technology Group Co. Ltd., Class A	287,400	199,148
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	48,920	214,955
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	21,600	38,771
*	Kyland Technology Co. Ltd., Class A	104,600	301,095
	Lancy Co. Ltd., Class A	96,200	210,476
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	225,600	206,258
	Launch Tech Co. Ltd., Class H	255,500	342,323
	Lee & Man Chemical Co. Ltd.	574,785	259,008

		Shares	Value»
CHINA — (Continued)
	Lee & Man Paper Manufacturing Ltd.	203,000	$54,552
*Ω	Legend Holdings Corp., Class H	1,583,400	1,571,819
	Leoch International Technology Ltd.	97,000	29,164
*	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	68,400	188,627
	LexinFintech Holdings Ltd., ADR	215,165	1,689,045
	Li Ning Co. Ltd.	6,530,500	12,312,200
	Lianhe Chemical Technology Co. Ltd., Class A	81,400	70,890
	Liaoning Port Co. Ltd., Class H	650,000	56,081
*	Lier Chemical Co. Ltd., Class A	168,180	236,360
#*	Lifetech Scientific Corp.	8,522,000	1,581,131
	Lijiang Yulong Tourism Co. Ltd., Class A	129,100	157,983
	Linewell Software Co. Ltd., Class A	46,700	79,007
	Lingbao Gold Group Co. Ltd., Class H	798,000	881,176
Ω	Linklogis, Inc., Class B	2,001,500	299,174
*	Liuzhou Iron & Steel Co. Ltd., Class A	283,680	125,919
	Livzon Pharmaceutical Group, Inc., Class H	641,903	2,128,858
	Longhua Technology Group Luoyang Co. Ltd., Class A	189,100	176,739
	Lonking Holdings Ltd.	5,962,000	1,501,245
	Lontium Semiconductor Corp., Class A	21,565	221,638
	Lucky Harvest Co. Ltd., Class A	26,300	195,659
	Luoniushan Co. Ltd., Class A	204,728	166,685

1001

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	167,900	$101,418
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	55,779	220,134
	Lushang Freda Pharmaceutical Co. Ltd., Class A	205,700	210,166
	Luxin Venture Capital Group Co. Ltd., Class A	140,600	222,717
	Luyang Energy-Saving Materials Co. Ltd.	94,900	156,717
#*Ω	Luye Pharma Group Ltd.	2,302,000	597,665
*	Maanshan Iron & Steel Co. Ltd., Class H	3,930,048	829,945
	Maccura Biotechnology Co. Ltd., Class A	106,861	167,413
	Malion New Materials Co. Ltd., Class A	18,500	21,636
#*Ω	Maoyan Entertainment	1,041,400	915,054
	Marssenger Kitchenware Co. Ltd., Class A	21,600	37,422
	Maxvision Technology Corp., Class A	39,800	154,934
*	MCC Meili Cloud Computing Industry Investment Co. Ltd., Class A	113,700	215,275
#Ω	Medlive Technology Co. Ltd.	344,500	536,390
	MeiG Smart Technology Co. Ltd., Class A	44,800	304,471
#Ω	Meitu, Inc.	5,298,000	3,737,271
	Mesnac Co. Ltd., Class A	196,900	211,781
	M-Grass Ecology & Environment Group Co. Ltd., Class A	384,500	221,457
*Ω	Microport Cardioflow Medtech Corp.	674,000	78,361
#	MicroPort NeuroScientific Corp.	316,152	427,142

		Shares	Value»
CHINA — (Continued)
*	Microport Scientific Corp.	1,275,600	$1,151,804
#Ω	Midea Real Estate Holding Ltd.	295,000	153,096
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	28,971	192,710
#	Ming Yuan Cloud Group Holdings Ltd.	2,125,000	794,995
*	Mingfa Group International Co. Ltd.	3,979,000	56,183
	MINISO Group Holding Ltd.	871,600	3,918,655
*	Minmetals Development Co. Ltd., Class A	196,200	193,578
*	Minmetals Land Ltd.	3,256,000	176,121
*	Minth Group Ltd.	2,097,000	5,008,934
*Ω	Mobvista, Inc.	968,000	690,442
	Moon Environment Technology Co. Ltd., Class A	141,600	224,482
	Motic Xiamen Electric Group Co. Ltd., Class A	22,900	48,501
	MYS Group Co. Ltd., Class A	131,600	63,196
*	Nanfang Zhongjin Environment Co. Ltd., Class A	318,400	152,619
	Nanhua Futures Co. Ltd., Class A	44,400	72,804
	NanJi E-Commerce Co. Ltd., Class A	258,000	156,342
	Nanjing Cosmos Chemical Co. Ltd., Class A	28,000	77,355
	Nanjing Hanrui Cobalt Co. Ltd., Class A	59,300	258,731
	Nanjing Pharmaceutical Co. Ltd., Class A	244,800	175,702
*	Nanjing Sample Technology Co. Ltd., Class H	500	18
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	265,000	231,784

1002

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	77,905	$176,273
	NetDragon Websoft Holdings Ltd.	841,000	1,073,272
*Ω	NetEase Cloud Music, Inc.	156,250	3,654,184
#*††Ω	New Horizon Health Ltd.	269,500	92,085
*	New Journey Health Technology Group Co. Ltd., Class A	554,900	174,092
	New Trend International Logis-Tech Co. Ltd., Class A	27,200	41,733
*	Newborn Town, Inc.	1,330,000	1,399,571
	Nexteer Automotive Group Ltd.	2,400,000	1,608,802
#*	Nine Dragons Paper Holdings Ltd.	3,319,000	1,218,088
	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	60,200	135,559
	Ningbo Jintian Copper Group Co. Ltd., Class A	290,000	266,272
	Ningbo Peacebird Fashion Co. Ltd., Class A	66,600	145,506
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	50,200	119,838
	Ningbo Yongxin Optics Co. Ltd., Class A	21,000	252,302
	Ningbo Yunsheng Co. Ltd., Class A	214,400	220,384
	Ningxia Building Materials Group Co. Ltd., Class A	84,200	149,228
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	83,800	171,678
*	Ningxia Western Venture Industrial Co. Ltd., Class A	265,100	188,546
	NKY Medical Holdings Ltd., Class A	84,300	172,310

		Shares	Value»
CHINA — (Continued)
	Noah Holdings Ltd., Sponsored ADR	65,646	$603,287
	North Chemical Industries Co. Ltd., Class A	34,400	50,766
	North China Pharmaceutical Co. Ltd., Class A	138,000	114,759
	North Electro-Optic Co. Ltd., Class A	27,600	51,833
	North Huajin Chemical Industries Co. Ltd., Class A	367,800	267,566
	Northeast Pharmaceutical Group Co. Ltd., Class A	217,203	153,644
*	Nuode New Materials Co. Ltd., Class A	306,700	129,103
#*Ω	Ocumension Therapeutics	394,000	274,376
	Onewo, Inc., Class H	536,700	1,481,036
	OPT Machine Vision Tech Co. Ltd., Class A	17,772	221,581
	Orient International Enterprise Ltd., Class A	147,700	151,588
#*Ω	Peijia Medical Ltd.	888,000	608,677
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,346,100	25,948
*	Pengxin International Mining Co. Ltd., Class A	328,300	217,666
	PharmaBlock Sciences Nanjing, Inc., Class A	33,400	147,999
#Ω	Pharmaron Beijing Co. Ltd., Class H	767,100	1,330,174
*	Phenix Optical Co. Ltd., Class A	17,700	48,609
	PhiChem Corp., Class A	111,226	271,222
Ω	Ping An Healthcare & Technology Co. Ltd.	4,285,358	4,119,434
	PNC Process Systems Co. Ltd., Class A	59,680	210,332

1003

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Poly Property Services Co. Ltd., Class H	469,200	$1,863,065
Ω	Pop Mart International Group Ltd.	728,000	18,157,224
	Porton Pharma Solutions Ltd., Class A	106,500	220,731
	Pou Sheng International Holdings Ltd.	5,331,806	326,581
*	Powerwin Tech Group Ltd.	88,000	36,133
	Prinx Chengshan Holdings Ltd.	158,500	159,462
*	Productive Technologies Co. Ltd.	1,938,000	60,797
	PW Medtech Group Ltd.	1,413,000	186,367
*	Q Technology Group Co. Ltd.	1,418,000	1,189,357
	Qifu Technology, Inc., ADR	314,508	12,904,263
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	197,600	347,288
	Qingdao Citymedia Co. Ltd., Class A	32,400	29,290
	Qingdao East Steel Tower Stock Co. Ltd., Class A	256,600	268,580
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	96,222	218,624
	Qingdao Gaoce Technology Co. Ltd., Class A	81,461	97,421
	Qingdao Gon Technology Co. Ltd., Class A	61,200	211,515
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	47,214	71,452
	Qingdao NovelBeam Technology Co. Ltd., Class A	5,724	27,226

		Shares	Value»
CHINA — (Continued)
Ω	Qingdao Port International Co. Ltd., Class H	716,000	$517,579
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	81,000	98,931
	Qinhuangdao Port Co. Ltd., Class H	1,989,500	550,730
*	Qudian, Inc., Sponsored ADR	314,980	856,746
	Queclink Wireless Solutions Co. Ltd., Class A	71,900	118,828
	Quick Intelligent Equipment Co. Ltd., Class A	45,000	146,971
#*	Radiance Holdings Group Co. Ltd.	90,000	34,847
	Rayhoo Motor Dies Co. Ltd., Class A	36,300	194,889
#*Ω	Red Star Macalline Group Corp. Ltd., Class H	148,920	25,700
	Renhe Pharmacy Co. Ltd., Class A	330,300	244,715
*	REPT BATTERO Energy Co. Ltd.	8,000	11,597
	Rianlon Corp., Class A	50,450	195,015
*	RongFa Nuclear Equipment Co. Ltd., Class A	416,700	272,628
	Ruida Futures Co. Ltd., Class A	68,700	136,824
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	166,700	276,451
	Sanquan Food Co. Ltd., Class A	91,600	145,382
*	Sansteel Minguang Co. Ltd. Fujian, Class A	501,694	260,590
	Sany Heavy Equipment International Holdings Co. Ltd.	4,208,000	3,068,482
*	Seazen Group Ltd.	3,184,571	800,952
*	Shaanxi Heimao Coking Co. Ltd., Class A	352,600	140,873

1004

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shandong BoAn Biotechnology Co. Ltd., Class H	8,600	$11,482
	Shandong Bohui Paper Industrial Co. Ltd., Class A	279,903	165,852
*	Shandong Chenming Paper Holdings Ltd., Class H	56,750	4,166
	Shandong Dawn Polymer Co. Ltd., Class A	100,100	214,459
	Shandong Denghai Seeds Co. Ltd., Class A	151,100	210,840
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	234,400	235,674
	Shandong Haihua Co. Ltd., Class A	134,000	98,146
	Shandong Head Group Co. Ltd., Class A	11,060	17,128
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	320,100	246,846
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	182,200	85,588
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	68,200	147,077
	Shandong Jinjing Science & Technology Co. Ltd., Class A	273,400	171,363
	Shandong Lukang Pharma, Class A	169,300	230,833
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,665,200	3,433,876
	Shandong WIT Dyne Health Co. Ltd., Class A	43,400	182,663
	Shandong Xiantan Co. Ltd., Class A	148,800	121,675

		Shares	Value»
CHINA — (Continued)
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	$412,142
	Shanghai Acrel Co. Ltd., Class A	7,000	21,886
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	273,000	241,375
	Shanghai AJ Group Co. Ltd., Class A	328,600	203,044
	Shanghai AtHub Co. Ltd., Class A	12,778	57,578
	Shanghai Baolong Automotive Corp., Class A	45,200	233,169
	Shanghai Baosteel Packaging Co. Ltd., Class A	213,800	139,692
	Shanghai Bright Meat Group Co. Ltd., Class A	169,000	188,748
#	Shanghai Chicmax Cosmetic Co. Ltd.	31,000	267,448
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	139,200	172,646
	Shanghai Datun Energy Resources Co. Ltd., Class A	71,900	109,732
*	Shanghai Feilo Acoustics Co. Ltd., Class A	472,700	258,184
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	799,000	2,875,306
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	194,000	60,758
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	54,000	155,357
	Shanghai Gentech Co. Ltd., Class A	56,430	289,479
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	13,400	30,614

1005

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	120,600	$380,002
#*Ω	Shanghai Henlius Biotech, Inc., Class H	24,000	120,032
	Shanghai Industrial Urban Development Group Ltd.	3,059,000	114,552
#	Shanghai INT Medical Instruments Co. Ltd.	109,800	375,245
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	194,559	157,652
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	46,489	115,116
	Shanghai Liangxin Electrical Co. Ltd., Class A	184,665	212,373
*	Shanghai Milkground Food Tech Co. Ltd., Class A	98,799	354,201
	Shanghai Pioneer Holding Ltd.	1,461,000	424,816
	Shanghai Pret Composites Co. Ltd., Class A	32,000	45,635
	Shanghai Pudong Construction Co. Ltd., Class A	239,492	209,633
	Shanghai QiFan Cable Co. Ltd., Class A	60,400	121,809
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	256,012	154,677
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	140,900	183,669
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	380,400	328,686

		Shares	Value»
CHINA — (Continued)
	Shanxi Blue Flame Holding Co. Ltd., Class A	207,400	$182,845
	Shanxi Coking Co. Ltd., Class A	119,000	57,022
	Shanxi Guoxin Energy Corp. Ltd., Class A	57,960	20,216
	Shanxi Hi-speed Group Co. Ltd., Class A	189,200	130,256
	Shengda Resources Co. Ltd., Class A	162,407	303,333
	Shenma Industry Co. Ltd., Class A	201,400	222,796
*	Shenyang Jinbei Automotive Co. Ltd., Class A	217,100	160,527
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	109,100	145,567
	Shenzhen BSC Technology Co. Ltd., Class A	22,340	86,153
	Shenzhen Center Power Tech Co. Ltd., Class A	86,400	170,455
	Shenzhen Cereals Holdings Co. Ltd., Class A	158,300	146,527
	Shenzhen Click Technology Co. Ltd., Class A	87,200	146,698
	Shenzhen Colibri Technologies Co. Ltd., Class A	87,400	182,308
	Shenzhen Das Intellitech Co. Ltd., Class A	436,811	191,096
	Shenzhen Desay Battery Technology Co., Class A	34,574	100,779
*	Shenzhen Dynanonic Co. Ltd., Class A	8,100	31,195
	Shenzhen Expressway Corp. Ltd., Class H	2,566,400	2,181,542
	Shenzhen Forms Syntron Information Co. Ltd.	67,000	175,591

1006

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	148,900	$159,427
	Shenzhen Gongjin Electronics Co. Ltd., Class A	164,300	206,676
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	94,000	53,867
#	Shenzhen International Holdings Ltd.	4,346,292	4,446,405
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	7,778
	Shenzhen Invt Electric Co. Ltd., Class A	91,100	96,630
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	89,334	127,111
	Shenzhen Jinjia Group Co. Ltd., Class A	74,700	37,050
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	237,200	192,117
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	105,700	218,595
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	123,100	160,507
	Shenzhen Leaguer Co. Ltd., Class A	211,200	239,371
	Shenzhen Lifotronic Technology Co. Ltd., Class A	82,745	146,962
	Shenzhen Microgate Technology Co. Ltd., Class A	197,600	278,570
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	568,900	201,313

		Shares	Value»
CHINA — (Continued)
	Shenzhen Noposin Crop Science Co. Ltd., Class A	201,300	$261,733
	Shenzhen Qingyi Photomask Ltd., Class A	49,231	186,106
	Shenzhen SEG Co. Ltd., Class A	27,300	30,738
	Shenzhen Sinexcel Electric Co. Ltd., Class A	60,400	247,212
	Shenzhen Sunline Tech Co. Ltd., Class A	149,700	260,142
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	23,908	81,732
	Shenzhen Tagen Group Co. Ltd., Class A	45,410	22,248
	Shenzhen Topraysolar Co. Ltd., Class A	43,100	17,688
	Shenzhen Topway Video Communication Co. Ltd., Class A	142,600	157,615
	Shenzhen United Winners Laser Co. Ltd., Class A	46,617	101,477
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	32,500	124,714
*	Shenzhen Yitoa Intelligent Control Co. Ltd., Class A	220,000	210,075
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	157,800	455,352
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	39,100	184,569
††	Shouhang High-Tech Energy Co. Ltd., Class A	269,600	2,598
	Shui On Land Ltd.	9,155,643	778,226
	Sichuan Chengfei Integration Technology Corp., Class A	93,300	213,507

1007

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sichuan EM Technology Co. Ltd., Class A	162,300	$201,256
	Sichuan Expressway Co. Ltd., Class H	3,296,000	1,837,921
	Sichuan Haite High-tech Co. Ltd., Class A	151,676	192,881
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	72,100	176,066
*	Sichuan Lutianhua Co. Ltd., Class A	353,500	235,280
#	Sihuan Pharmaceutical Holdings Group Ltd.	4,489,000	416,409
	Sino Biopharmaceutical Ltd.	5,923,000	2,974,526
	Sinofert Holdings Ltd.	6,383,327	963,783
	Sinomach Automobile Co. Ltd., Class A	178,300	155,443
	Sinomach Precision Industry Group Co. Ltd., Class A	99,800	211,011
	Sinopec Engineering Group Co. Ltd., Class H	4,016,500	2,858,006
	Sinopec Kantons Holdings Ltd.	3,098,000	1,744,408
*	Sinopec Oilfield Equipment Corp., Class A	170,200	139,938
*	Sinopec Oilfield Service Corp., Class H	6,360,000	483,445
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	9,136,000	1,353,173
	Sinopharm Group Co. Ltd., Class H	1,806,800	4,258,172
	Sinoseal Holding Co. Ltd., Class A	39,200	194,761
	Sinosteel Engineering & Technology Co. Ltd., Class A	315,300	279,958
	Sinosteel New Materials Co. Ltd., Class A	124,300	133,693

		Shares	Value»
CHINA — (Continued)
*	Sino-Synergy Hydrogen Energy Technology Jiaxing Co. Ltd.	5,500	$6,059
	Sinotrans Ltd., Class H	7,927,000	3,445,090
*	Sipai Health Technology Co. Ltd.	52,400	29,484
#	Skyworth Group Ltd.	3,136,467	1,203,791
	Snowsky Salt Industry Group Co. Ltd., Class A	169,712	116,592
#*	SOHO China Ltd.	5,528,000	384,602
	Sokan New Materials Group Co. Ltd., Class A	3,400	18,734
*	South Manganese Investment Ltd.	898,000	31,203
	SSY Group Ltd.	5,589,152	2,121,021
	Stanley Agricultural Group Co. Ltd., Class A	223,700	258,382
	Sumavision Technologies Co. Ltd., Class A	300,100	217,608
#*	Sun King Technology Group Ltd.	3,390,000	484,988
	Suning Universal Co. Ltd., Class A	624,100	185,641
	Sunrise Group Co. Ltd., Class A	30,100	22,402
*	Sunstone Development Co. Ltd., Class A	94,700	226,684
	Sunward Intelligent Equipment Co. Ltd., Class A	272,650	262,624
	Suzhou Anjie Technology Co. Ltd., Class A	9,900	17,544
	Suzhou Good-Ark Electronics Co. Ltd., Class A	165,400	208,407
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	62,400	45,461
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	38,100	70,363

1008

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Suzhou Sushi Testing Group Co. Ltd., Class A	90,200	$194,800
	Suzhou TZTEK Technology Co. Ltd., Class A	37,593	275,760
*	Suzhou Victory Precision Manufacture Co. Ltd., Class A	386,200	139,181
*	SVG Optronics Co. Ltd., Class A	8,000	21,429
#	SY Holdings Group Ltd.	1,217,000	2,034,319
	Symphony Holdings Ltd.	6,860,000	723,542
	SYoung Group Co. Ltd., Class A	44,200	77,005
*	Taiyuan Heavy Industry Co. Ltd., Class A	368,700	119,365
*	Tangrenshen Group Co. Ltd., Class A	282,127	188,133
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	12,300	24,122
	Tayho Advanced Materials Group Co. Ltd., Class A	165,700	233,267
	TCL Electronics Holdings Ltd.	2,874,347	3,630,868
	TDG Holdings Co. Ltd., Class A	233,000	208,785
	Tenfu Cayman Holdings Co. Ltd.	306,000	132,276
	Three’s Co. Media Group Co. Ltd., Class A	43,207	164,837
	Tian Lun Gas Holdings Ltd.	495,000	167,127
	Tiande Chemical Holdings Ltd.	236,000	32,730
#	Tiangong International Co. Ltd.	3,858,000	1,048,178
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,632,000	669,911
	Tianjin Port Development Holdings Ltd.	4,762,800	373,922

		Shares	Value»
CHINA — (Continued)
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	88,935	$249,952
	Tianjin Teda Co. Ltd., Class A	244,600	124,265
#	Tianneng Power International Ltd.	2,576,048	2,144,433
#	Tianqi Lithium Corp., Class H	208,200	618,909
	Tianrun Industry Technology Co. Ltd., Class A	168,300	143,127
*	Tibet Water Resources Ltd.	3,400,000	133,231
	Time Interconnect Technology Ltd.	1,112,000	583,701
	Tingyi Cayman Islands Holding Corp.	2,728,000	4,927,671
	TKD Science & Technology Co. Ltd., Class A	66,200	122,943
	Tofflon Science & Technology Group Co. Ltd., Class A	147,600	239,063
	Toly Bread Co. Ltd., Class A	213,868	159,936
	Tomson Group Ltd.	490,255	169,640
	Tong Ren Tang Technologies Co. Ltd., Class H	1,710,000	1,043,223
	Tongcheng Travel Holdings Ltd.	3,758,800	9,859,397
	Tongdao Liepin Group	62,200	29,131
	Tongyu Heavy Industry Co. Ltd., Class A	529,953	178,042
	Topsec Technologies Group, Inc., Class A	208,127	207,204
Ω	Topsports International Holdings Ltd.	2,026,000	805,451
	Towngas Smart Energy Co. Ltd.	2,938,818	1,324,243
	TravelSky Technology Ltd., Class H	2,618,000	3,644,413
#*	Triumph New Energy Co. Ltd., Class H	392,000	173,546
*††	Trony Solar Holdings Co. Ltd.	1,757,000	0

1009

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Truking Technology Ltd., Class A	41,400	$42,604
	Truly International Holdings Ltd.	4,563,573	560,249
	TSP Wind Power Group Co. Ltd.	176,900	154,740
*Ω	Tuhu Car, Inc.	111,200	238,599
††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	792,500	30,553
	Unilumin Group Co. Ltd., Class A	224,200	214,400
	Uni-President China Holdings Ltd.	4,377,000	5,251,457
#	United Energy Group Ltd.	2,112,900	110,310
*	UTour Group Co. Ltd., Class A	172,400	189,256
	Valiant Co. Ltd., Class A	189,900	285,434
	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	50,065	120,659
	Vatti Corp. Ltd., Class A	147,700	131,624
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	114,900	332,233
*Ω	Venus MedTech Hangzhou, Inc., Class H	342,000	112,448
	Vipshop Holdings Ltd., ADR	235,753	3,210,956
*Ω	Viva Biotech Holdings	2,670,000	505,984
#*	Vnet Group, Inc., ADR	81,232	510,949
	Wangneng Environment Co. Ltd., Class A	96,145	236,340
#	Wanguo Gold Group Ltd.	410,000	1,205,742
	Want Want China Holdings Ltd.	4,795,000	3,137,914
	Warom Technology, Inc. Co., Class A	58,700	166,099
	Wasion Holdings Ltd.	1,858,000	1,922,106
	Weibo Corp. (9898 HK), Class A	43,280	357,706

		Shares	Value»
CHINA — (Continued)
#	Weibo Corp. (WB US), Sponsored ADR	4,978	$40,322
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	85,600	110,654
#	Weilong Delicious Global Holdings Ltd.	445,800	940,246
*Ω	Weimob, Inc.	2,740,000	590,296
#*	WellCell Holdings Co. Ltd.	204,800	191,318
*	Wellhope Foods Co. Ltd., Class A	186,880	214,938
	Wencan Group Co. Ltd., Class A	59,322	166,862
	Wenzhou Yihua Connector Co. Ltd., Class A	39,600	224,616
#	West China Cement Ltd.	5,844,000	1,173,918
	Western Metal Materials Co. Ltd., Class A	93,800	238,006
	Windey Energy Technology Group Co. Ltd., Class A	70,350	101,849
*	World Union Group, Inc., Class A	115,600	35,546
	Wuhan East Lake High Technology Group Co. Ltd., Class A	105,200	127,264
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	140,000	231,696
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	80,400	197,798
	Wushang Group Co. Ltd., Class A	156,682	200,848
	Wuxi Chipown Micro-Electronics Ltd., Class A	12,113	92,364
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	166,529	209,392

1010

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wuxi Paike New Materials Technology Co. Ltd., Class A	22,100	$168,786
	Wuxi Xinje Electric Co. Ltd., Class A	29,200	206,965
#*	XD, Inc.	419,800	1,930,939
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	571,500	53,360
	Xiamen Changelight Co. Ltd., Class A	160,200	234,093
	Xiamen Jihong Technology Co. Ltd., Class A	64,000	121,345
	Xiamen Kingdomway Group Co., Class A	13,200	28,829
	Xiandai Investment Co. Ltd., Class A	356,794	194,533
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	111,500	151,053
	Xilinmen Furniture Co. Ltd., Class A	81,000	170,709
	Xingfa Aluminium Holdings Ltd.	481,000	475,419
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,667,103	2,413,237
	Xinjiang Communications Construction Group Co. Ltd., Class A	101,800	154,885
	Xinjiang Joinworld Co. Ltd., Class A	182,800	167,679
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	240,700	123,480
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,678,000	196,487
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	220,300	294,671
*	Xinte Energy Co. Ltd., Class H	313,600	179,081

		Shares	Value»
CHINA — (Continued)
	Xinxiang Chemical Fiber Co. Ltd., Class A	301,700	$161,905
#	Xinyi Energy Holdings Ltd.	2,356,213	279,022
#	Xinyi Solar Holdings Ltd.	12,742,000	4,237,482
	Xinzhi Group Co. Ltd., Class A	71,300	169,260
*	Xizang Zhufeng Resources Co. Ltd., Class A	97,700	125,978
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	118,500	176,914
#	Xtep International Holdings Ltd.	5,055,688	3,447,729
*	Xunlei Ltd., ADR	181,470	765,803
*	XXF Group Holdings Ltd.	80,000	69,448
Ω	Yadea Group Holdings Ltd.	3,751,281	6,770,521
*	YaGuang Technology Group Co. Ltd., Class A	171,900	131,407
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	476,500	840,552
	Yantai China Pet Foods Co. Ltd., Class A	70,300	546,482
	YanTai Shuangta Food Co. Ltd., Class A	202,100	148,087
*	Yatsen Holding Ltd., ADR	36,484	156,152
	Yechiu Metal Recycling China Ltd., Class A	305,500	100,487
	Yeebo International Holdings Ltd.	226,000	47,177
	Yibin Tianyuan Group Co. Ltd., Class A	193,200	116,713
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	818,800	1,313,135
#	Yihai International Holding Ltd.	775,000	1,335,941

1011

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yinbang Clad Material Co. Ltd., Class A	156,200	$221,019
	Yingkou Jinchen Machinery Co. Ltd., Class A	7,200	23,406
#	Yiren Digital Ltd., Sponsored ADR	184,996	1,209,874
#Ω	Yixin Group Ltd.	4,041,000	1,110,119
	Yixintang Pharmaceutical Group Co. Ltd., Class A	100,100	195,497
	Yizumi Holdings Co. Ltd., Class A	86,500	244,337
	Yongjin Technology Group Co. Ltd.	64,300	144,198
	Yotrio Group Co. Ltd., Class A	443,400	212,806
	Youcare Pharmaceutical Group Co. Ltd., Class A	86,729	197,162
	Youngy Co. Ltd., Class A	50,500	188,917
	Youzu Interactive Co. Ltd., Class A	163,800	212,532
	Yuexiu Transport Infrastructure Ltd.	2,130,018	943,282
*	Yueyang Forest & Paper Co. Ltd., Class A	314,477	185,567
	Yueyang Xingchang Petro-Chemical Co. Ltd., Class A	64,600	126,165
	Yunnan Nantian Electronics Information Co. Ltd., Class A	42,200	98,417
	Yutong Heavy Industries Co. Ltd., Class A	55,300	85,724
	ZBOM Home Collection Co. Ltd., Class A	103,723	155,940
	Zengame Technology Holding Ltd.	470,000	137,046
	Zhaojin Mining Industry Co. Ltd., Class H	3,804,000	9,062,443

		Shares	Value»
CHINA — (Continued)
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	132,400	$200,476
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	159,100	171,667
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	10,200	112,466
	Zhejiang Expressway Co. Ltd., Class H	4,415,920	3,639,751
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	114,300	238,568
#*††	Zhejiang Glass Co. Ltd., Class H	415,000	0
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	177,400	215,898
	Zhejiang Hangmin Co. Ltd., Class A	215,800	210,241
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	95,900	65,843
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	156,800	191,413
	Zhejiang Huangma Technology Co. Ltd., Class A	86,100	143,396
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	41,500	61,285
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	88,800	221,342
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	61,800	146,679
	Zhejiang Lante Optics Co. Ltd., Class A	75,811	249,121
	Zhejiang Meida Industrial Co. Ltd., Class A	136,940	134,664

1012

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	42,661	$128,867
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	50,000	104,399
	Zhejiang Runtu Co. Ltd., Class A	231,234	221,549
	Zhejiang Shibao Co. Ltd., Class H	444,000	190,446
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	29,300	136,394
	Zhejiang Southeast Space Frame Co. Ltd., Class A	84,500	47,479
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	62,100	82,404
	Zhejiang Taihua New Material Group Co. Ltd., Class A	110,700	145,273
*	Zhejiang Tiantie Science & Technology Co. Ltd., Class A	88,538	56,477
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	20,605	63,213
	Zhejiang Wanliyang Co. Ltd., Class A	270,470	273,143
	Zhejiang Wansheng Co. Ltd., Class A	101,200	132,263
	Zhejiang XCC Group Co. Ltd., Class A	57,200	294,763
	Zhejiang Xinao Textiles, Inc., Class A	33,000	26,905
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	71,900	155,836
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	73,000	218,214
	Zhende Medical Co. Ltd., Class A	46,200	121,766
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,016,400	1,691,933

		Shares	Value»
CHINA — (Continued)
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	264,800	$170,761
#*	Zhihu, Inc.	72,800	95,373
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	906,900	1,309,561
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	56,600	125,203
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	219,100	192,537
	Zhongsheng Group Holdings Ltd.	2,338,500	3,518,698
*††	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	0
	Zhongtong Bus Holding Co. Ltd., Class A	113,900	174,065
#*	Zhongyu Energy Holdings Ltd.	1,643,306	907,434
	Zhongyuan Environment-Protection Co. Ltd., Class A	146,000	163,806
Ω	Zhou Hei Ya International Holdings Co. Ltd.	738,000	239,227
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	139,600	560,331
*	Zhuzhou Smelter Group Co. Ltd., Class A	218,200	301,321
	Zhuzhou Times New Material Technology Co. Ltd., Class A	163,168	254,987
Ω	ZJLD Group, Inc.	88,200	73,727
	ZJMI Environmental Energy Co. Ltd., Class A	78,900	133,801
#	Zonqing Environmental Ltd.	54,000	65,915
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	282,600	203,636

1013

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	ZWSOFT Co. Ltd. Guangzhou, Class A	24,240	$316,209
*Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	129,500	301,675

TOTAL CHINA			639,218,281

COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	281,264	515,926
	Bolsa de Valores de Colombia	25,734	77,161
	Celsia SA ESP	419,212	398,818
	Cementos Argos SA	319,832	811,393
*	Corp. Financiera Colombiana SA	180,093	705,786
	Grupo Argos SA	85,055	442,428
	Grupo Aval Acciones y Valores SA, ADR	4,190	11,187
	Mineros SA	75,167	107,888
	Promigas SA ESP	10,240	16,236

TOTAL COLOMBIA			3,086,823

GREECE — (0.5%)
	Aegean Airlines SA	126,702	1,701,343
#*	Aktor SA Holding Company Technical & Energy Projects	150,373	843,916
	Athens Water Supply & Sewage Co. SA	80,877	533,558
	Autohellas Tourist & Trading SA	61,105	784,527
	Avax SA	103,049	234,479
	Bank of Greece	48,772	758,415
	Ellaktor SA	138,532	204,460
	ElvalHalcor SA	124,834	280,040
	Fourlis Holdings SA	78,400	355,179
	GEK Terna SA	236,345	4,905,374
	Hellenic Exchanges - Athens Stock Exchange SA	97,874	585,812
	Helleniq Energy Holdings SA	62,118	536,552
	Holding Co. ADMIE IPTO SA	305,384	999,736
	Ideal Holdings SA	13,984	99,739
#	Intracom Holdings SA	144,281	505,321

		Shares	Value»
GREECE — (Continued)
*	Intralot SA-Integrated Information Systems & Gaming Services	210,350	$248,763
	Kri-Kri Milk Industry SA	6,474	111,994
*	LAMDA Development SA	141,143	1,062,036
	Motor Oil Hellas Corinth Refineries SA	6,565	159,071
	Piraeus Port Authority SA	25,327	1,133,878
	Profile Systems & Software SA	3,573	22,495
#	Quest Holdings SA	58,079	416,686
	Sarantis SA	131,589	2,017,322
	Thrace Plastics Holding & Co.	10,688	45,948

TOTAL GREECE			18,546,644

HONG KONG — (3.1%)
	Amrita Global	1,794,000	138,790
	Beijing Enterprises Holdings Ltd.	1,476,000	5,988,983
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	705,000	765,292
*††	CECEP COSTIN New Materials Group Ltd.	4,494,000	0
	Chervon Holdings Ltd.	315,200	529,354
*	China Aerospace International Holdings Ltd.	8,284,500	411,048
*††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0
	China Everbright Environment Group Ltd.	10,195,000	4,710,692
	China Everbright Ltd.	1,092,000	583,961
#††	China Huiyuan Juice Group Ltd.	3,902,101	176,399
	China Jinmao Holdings Group Ltd.	11,946,757	1,767,745
	China Merchants Port Holdings Co. Ltd.	4,474,107	7,263,630
	China Nonferrous Mining Corp. Ltd.	3,834,000	2,537,569

1014

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	China Overseas Grand Oceans Group Ltd.	4,553,434	$1,008,618
	China Power International Development Ltd.	15,918,333	6,252,535
*††	China Properties Investment Holdings Ltd.	2,045,000	0
Ω	China Resources Pharmaceutical Group Ltd.	5,434,000	3,430,030
	China Taiping Insurance Holdings Co. Ltd.	4,035,600	5,588,364
	China Tobacco International HK Co. Ltd.	643,000	2,068,911
#*	China Traditional Chinese Medicine Holdings Co. Ltd.	8,556,000	2,227,290
	China Travel International Investment Hong Kong Ltd.	9,487,900	1,232,763
*	China Vered Financial Holding Corp. Ltd.	24,470,000	148,484
*††	China Zhongwang Holdings Ltd.	8,794,400	0
	CSPC Pharmaceutical Group Ltd.	13,108,000	10,324,370
	CSSC Hong Kong Shipping Co. Ltd.	3,516,000	769,809
*	CWT International Ltd.	3,990,000	48,433
*	EverChina International Holdings Co. Ltd.	6,145,000	59,622
#	Far East Horizon Ltd.	5,369,000	4,165,996
	Fosun International Ltd.	5,664,500	2,936,452
*††	Fuguiniao Co. Ltd.	1,930,000	0
Ω	Genertec Universal Medical Group Co. Ltd.	2,384,000	1,572,360
	Guangdong Investment Ltd.	8,268,000	6,690,604
#Ω	Hua Hong Semiconductor Ltd.	1,981,000	9,058,783

		Shares	Value»
HONG KONG — (Continued)
#*	HUTCHMED China Ltd., ADR	1,463	$21,726
*	HUTCHMED China Ltd.	323,000	962,575
	Jinmao Property Services Co. Ltd.	122,779	45,831
#	LC Logistics, Inc.	4,000	9,301
#*	MMG Ltd.	11,918,598	3,607,613
	Morimatsu International Holdings Co. Ltd.	612,000	434,584
	PAX Global Technology Ltd.	653,000	393,232
	Poly Property Group Co. Ltd.	6,036,500	1,140,720
	Shanghai Industrial Holdings Ltd.	1,223,000	1,866,364
#	Shenzhen Investment Ltd.	10,139,720	1,018,422
#	Shoucheng Holdings Ltd.	6,317,600	1,294,882
	Shougang Fushan Resources Group Ltd.	5,749,565	1,822,023
Ω	Simcere Pharmaceutical Group Ltd.	616,000	696,424
*	Sinic Holdings Group Co. Ltd.	235,000	0
	Sinotruk Hong Kong Ltd.	1,934,000	4,647,210
	Sun Art Retail Group Ltd.	5,304,000	1,265,835
*††	Tech-Pro, Inc.	43,862,000	0
	Tian An China Investment Co. Ltd.	1,356,000	746,650
*††	Tian Shan Development Holding Ltd.	1,844,000	0
	Tianjin Development Holdings Ltd.	1,166,000	286,791
††	Untrade.China Dili	12,625,699	201,540
*††	Untrade.Lumena Newmat	363,249	0
	Wharf Holdings Ltd.	252,000	632,999
#	Yuexiu Property Co. Ltd.	3,955,456	2,387,244
	Yuexiu Services Group Ltd.	751,500	278,680

TOTAL HONG KONG			106,217,533

1015

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
HUNGARY — (0.2%)
*	4iG Nyrt	107,911	$544,268
	Magyar Telekom Telecommunications PLC	615,145	2,908,669
	Opus Global Nyrt	582,428	898,988
	Richter Gedeon Nyrt	25,220	764,887

TOTAL HUNGARY			5,116,812

INDIA — (23.2%)
	360 ONE WAM Ltd.	565,632	6,548,433
	3M India Ltd.	2,424	862,304
	63 Moons Technologies Ltd.	3,498	26,563
	Aarti Drugs Ltd.	89,170	369,070
	Aarti Industries Ltd.	475,647	2,363,212
	Aarti Pharmalabs Ltd.	109,660	928,847
	Abbott India Ltd.	15,291	5,437,246
	Accelya Solutions India Ltd.	3,300	52,203
	Action Construction Equipment Ltd.	93,884	1,303,523
	ADF Foods Ltd.	14,720	38,541
	Aditya Birla Real Estate Ltd.	148,574	3,378,771
	Advanced Enzyme Technologies Ltd.	151,089	510,991
	Aegis Logistics Ltd.	466,118	4,281,270
*	Aether Industries Ltd.	9,978	95,490
	AGI Greenpac Ltd.	39,239	378,111
	Ahluwalia Contracts India Ltd.	52,561	528,720
	AIA Engineering Ltd.	156,917	5,864,710
	Ajanta Pharma Ltd.	142,911	4,549,686
	Akzo Nobel India Ltd.	42,912	1,734,767
	Alembic Ltd.	269,593	318,882
	Alembic Pharmaceuticals Ltd.	186,858	1,923,987
	Alkyl Amines Chemicals	48,225	971,791
	Allcargo Logistics Ltd.	851,660	297,806
*	Allcargo Terminals Ltd.	8,316	2,435
	Amara Raja Energy & Mobility Ltd.	309,780	3,562,777
*	Amber Enterprises India Ltd.	50,515	3,635,891
	Amrutanjan Health Care Ltd.	12,919	107,064

		Shares	Value»
INDIA — (Continued)
	Anant Raj Ltd.	241,161	$1,284,199
	Andhra Sugars Ltd.	99,318	82,417
	Angel One Ltd.	48,113	1,318,666
	Anup Engineering Ltd.	532	18,854
	Apar Industries Ltd.	35,156	2,329,325
	Apcotex Industries Ltd.	31,873	115,534
	APL Apollo Tubes Ltd.	254,985	4,838,618
	Apollo Pipes Ltd.	15,659	72,051
	Apollo Tyres Ltd.	1,058,537	5,891,405
	Aptech Ltd.	9,093	16,160
	Arvind Fashions Ltd.	178,503	838,686
	Arvind Ltd.	541,245	2,307,531
	Asahi India Glass Ltd.	337,184	2,942,190
	Ashiana Housing Ltd.	72,484	231,224
*	Ashoka Buildcon Ltd.	402,491	879,354
Ω	Aster DM Healthcare Ltd.	293,085	1,757,958
	Astra Microwave Products Ltd.	146,377	1,424,081
	AstraZeneca Pharma India Ltd.	4,051	414,267
	Atul Ltd.	52,252	4,152,938
Ω	AU Small Finance Bank Ltd.	46,133	368,966
	AurionPro Solutions Ltd.	16,984	285,445
	Automotive Axles Ltd.	15,893	311,406
	Avadh Sugar & Energy Ltd.	3,656	24,206
	Avanti Feeds Ltd.	119,248	1,227,490
*	Bajaj Consumer Care Ltd.	121,802	238,919
*	Bajaj Hindusthan Sugar Ltd.	2,423,656	555,667
	Bajaj Holdings & Investment Ltd.	14,445	2,057,759
	Balaji Amines Ltd.	38,797	581,923
	Balmer Lawrie & Co. Ltd.	230,549	540,458
	Balrampur Chini Mills Ltd.	400,664	2,599,331
	Banco Products India Ltd.	109,392	473,927
Ω	Bandhan Bank Ltd.	1,120,701	2,187,546
	Bank of Maharashtra	816,626	487,487
	Bannari Amman Sugars Ltd.	12,348	604,127
	BASF India Ltd.	43,424	2,239,324

1016

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bata India Ltd.	153,931	$2,187,134
	Bayer CropScience Ltd.	22,864	1,265,718
	BEML Ltd.	65,577	2,468,273
*	BF Utilities Ltd.	59,511	497,410
	Bhansali Engineering Polymers Ltd.	335,166	431,676
	Bharat Bijlee Ltd.	14,396	494,095
	Bharat Dynamics Ltd.	150,832	2,685,176
	Bharat Heavy Electricals Ltd.	2,136,088	5,699,667
	Bharat Rasayan Ltd.	3,159	355,093
	Birla Corp. Ltd.	92,209	1,160,536
	BirlaNu Ltd.	13,632	304,563
	Birlasoft Ltd.	489,436	2,257,112
*	Black Box Ltd.	29,029	127,756
	BLS International Services Ltd.	104,010	435,127
	Blue Dart Express Ltd.	17,288	1,273,925
	Blue Star Ltd.	257,000	5,190,140
	Bluspring Enterprises Ltd.	139,386	317,563
	Bombay Burmah Trading Co.	59,813	1,315,510
	Bombay Dyeing & Manufacturing Co. Ltd.	232,090	355,459
*	Borosil Ltd.	24,794	92,827
*	Borosil Renewables Ltd.	18,113	105,013
*	Borosil Scientific Ltd.	18,595	28,837
	Brigade Enterprises Ltd.	336,769	4,070,664
*	Brightcom Group Ltd.	2,455,807	297,951
	BSE Ltd.	185,803	14,008,920
	Can Fin Homes Ltd.	232,071	1,959,157
*	Capacit’e Infraprojects Ltd.	76,517	320,639
	Caplin Point Laboratories Ltd.	72,924	1,606,661
	Carborundum Universal Ltd.	259,767	3,131,618
	Care Ratings Ltd.	67,165	966,419
*	Cartrade Tech Ltd.	31,970	647,186
	Carysil Ltd.	18,432	132,772
	Castrol India Ltd.	1,016,603	2,368,757
	CCL Products India Ltd.	270,942	1,875,973
	CE Info Systems Ltd.	13,707	288,227
	Ceat Ltd.	72,128	2,804,964

		Shares	Value»
INDIA — (Continued)
	Central Depository Services India Ltd.	349,616	$5,449,652
	Century Enka Ltd.	24,543	149,015
	Century Plyboards India Ltd.	196,359	1,622,227
	Cera Sanitaryware Ltd.	17,580	1,110,091
	CESC Ltd.	1,864,899	3,474,083
*	Chalet Hotels Ltd.	38,836	360,652
	Chambal Fertilisers & Chemicals Ltd.	465,051	3,797,518
	Chennai Petroleum Corp. Ltd.	157,831	1,126,613
*	Choice International Ltd.	10,876	78,529
	Cholamandalam Financial Holdings Ltd.	371,075	8,179,608
	CIE Automotive India Ltd.	431,037	2,049,799
	City Union Bank Ltd.	1,059,281	2,204,586
	CMS Info Systems Ltd.	79,512	411,108
Ω	Cochin Shipyard Ltd.	220,413	4,141,504
	Coforge Ltd.	86,587	7,518,517
	Computer Age Management Services Ltd.	101,936	4,679,756
	Confidence Petroleum India Ltd.	147,265	89,836
	Coromandel International Ltd.	158,239	4,146,009
	Cosmo First Ltd.	13,427	93,395
	CreditAccess Grameen Ltd.	129,564	1,655,096
	CRISIL Ltd.	45,879	2,418,226
	Crompton Greaves Consumer Electricals Ltd.	1,391,327	5,549,464
*	CSB Bank Ltd.	134,975	565,647
	Cyient Ltd.	151,592	2,121,970
	Dalmia Bharat Ltd.	63,329	1,450,019
	Dalmia Bharat Sugar & Industries Ltd.	22,506	99,583
	Datamatics Global Services Ltd.	10,803	75,440
	DB Corp. Ltd.	141,983	409,041
	DCB Bank Ltd.	653,604	1,038,185
	DCM Shriram Industries Ltd.	8,486	17,981
	DCM Shriram Ltd.	127,523	1,504,216
*	DCW Ltd.	319,843	298,652

1017

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	$2,832,050
	Deepak Nitrite Ltd.	139,098	3,182,559
*	Delhivery Ltd.	396,523	1,432,320
	Delta Corp. Ltd.	446,857	488,856
*	DEN Networks Ltd.	148,052	56,985
*	Dhani Services Ltd.	143,027	97,285
	Dhanuka Agritech Ltd.	38,001	584,456
	Digitide Solutions Ltd.	139,386	264,174
Ω	Dilip Buildcon Ltd.	45,720	228,893
*	Dishman Carbogen Amcis Ltd.	171,479	390,152
	Dixon Technologies India Ltd.	64,295	12,494,386
	Dollar Industries Ltd.	20,031	90,648
Ω	Dr. Lal PathLabs Ltd.	104,974	3,421,204
*	Dwarikesh Sugar Industries Ltd.	181,312	85,672
	Dynamatic Technologies Ltd.	2,093	155,503
	eClerx Services Ltd.	89,380	2,635,961
	Edelweiss Financial Services Ltd.	1,280,420	1,199,042
*	EID Parry India Ltd.	250,294	2,415,665
	EIH Associated Hotels	15,418	64,050
	EIH Ltd.	200,059	875,960
	Elecon Engineering Co. Ltd.	34,246	220,148
	Electrosteel Castings Ltd.	1,333,553	1,529,522
	Elgi Equipments Ltd.	523,096	2,749,005
	Emami Ltd.	529,450	3,878,930
*	Embassy Developments Ltd.	1,355,104	1,566,390
Ω	Endurance Technologies Ltd.	53,705	1,191,957
	Engineers India Ltd.	737,796	1,551,424
	Epigral Ltd.	47,103	966,489
	EPL Ltd.	379,234	850,045
Ω	Equitas Small Finance Bank Ltd.	1,576,171	1,243,287
Ω	Eris Lifesciences Ltd.	110,810	1,889,928
	ESAB India Ltd.	10,199	555,184
	Escorts Kubota Ltd.	58,332	2,237,034
	Everest Industries Ltd.	6,837	40,115
	Exide Industries Ltd.	798,668	3,285,636
	FDC Ltd.	169,618	844,991

		Shares	Value»
INDIA — (Continued)
*	Federal-Mogul Goetze India Ltd.	26,987	$105,470
	FIEM Industries Ltd.	19,282	326,871
	Fine Organic Industries Ltd.	14,450	704,588
*	Fino Payments Bank Ltd.	13,562	39,292
	Finolex Cables Ltd.	247,461	2,533,916
	Finolex Industries Ltd.	891,098	1,833,329
	Firstsource Solutions Ltd.	1,067,513	4,252,931
	Force Motors Ltd.	12,314	1,299,262
	Fortis Healthcare Ltd.	1,294,231	10,412,559
	Gabriel India Ltd.	222,859	1,421,579
	Galaxy Surfactants Ltd.	22,618	556,765
	Ganesh Housing Corp. Ltd.	26,347	338,595
	Garware Technical Fibres Ltd.	172,950	1,752,244
	Gateway Distriparks Ltd.	989,201	698,519
	GE Vernova T&D India Ltd.	41,617	762,484
	GHCL Ltd.	188,128	1,289,382
	GHCL Textiles Ltd.	185,148	173,000
	GIC Housing Finance Ltd.	94,840	196,579
	Gillette India Ltd.	18,742	1,781,026
	GlaxoSmithKline Pharmaceuticals Ltd.	35,659	1,237,999
	Glenmark Pharmaceuticals Ltd.	322,163	5,247,810
*	Global Health Ltd.	25,989	368,886
	GMM Pfaudler Ltd.	64,055	776,163
*	Go Fashion India Ltd.	2,439	22,902
	Godawari Power & Ispat Ltd.	547,630	1,165,807
	Godfrey Phillips India Ltd.	45,867	4,415,480
Ω	Godrej Agrovet Ltd.	48,105	433,710
*	Godrej Industries Ltd.	179,235	2,294,594
*	Gokaldas Exports Ltd.	13,098	131,547
	Goodyear India Ltd.	11,757	125,166
	Granules India Ltd.	409,109	2,191,023
	Graphite India Ltd.	200,922	1,082,148

1018

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Grauer & Weil India Ltd.	285,408	$284,795
	Gravita India Ltd.	46,021	952,572
	Great Eastern Shipping Co. Ltd.	267,452	2,755,217
	Greaves Cotton Ltd.	294,290	683,033
	Greenlam Industries Ltd.	91,568	223,291
	Greenpanel Industries Ltd.	91,877	256,080
	Greenply Industries Ltd.	97,847	335,461
	Grindwell Norton Ltd.	115,976	2,305,870
	Gujarat Alkalies & Chemicals Ltd.	97,139	696,706
	Gujarat Ambuja Exports Ltd.	487,116	678,597
	Gujarat Fluorochemicals Ltd.	69,796	3,169,343
	Gujarat Industries Power Co. Ltd.	176,262	378,367
	Gujarat Mineral Development Corp. Ltd.	235,508	842,747
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	229,748	1,322,564
	Gujarat Pipavav Port Ltd.	794,194	1,257,313
	Gujarat State Fertilizers & Chemicals Ltd.	646,462	1,421,299
	Gujarat State Petronet Ltd.	856,449	3,238,343
	Gulf Oil Lubricants India Ltd.	44,273	622,952
	Happiest Minds Technologies Ltd.	101,903	687,184
*	Hathway Cable & Datacom Ltd.	1,222,690	194,588
	Hatsun Agro Product Ltd.	130,161	1,402,453
	HBL Engineering Ltd.	305,656	1,738,298
*	HealthCare Global Enterprises Ltd.	71,139	477,953
	HEG Ltd.	188,405	1,035,051
	HeidelbergCement India Ltd.	200,096	451,700
	Heritage Foods Ltd.	117,371	543,563
	Hester Biosciences Ltd.	8,257	173,225

		Shares	Value»
INDIA — (Continued)
	HFCL Ltd.	2,094,768	$1,955,963
	HG Infra Engineering Ltd.	48,180	612,735
	Hikal Ltd.	161,317	739,120
	Himadri Speciality Chemical Ltd.	640,903	3,304,083
	Himatsingka Seide Ltd.	28,673	47,468
	Hinduja Global Solutions Ltd.	30,211	174,920
*	Hindustan Construction Co. Ltd.	825,134	251,043
	Hindustan Copper Ltd.	654,730	1,647,303
*	Hindustan Oil Exploration Co. Ltd.	190,919	413,634
	Hindware Home Innovation Ltd.	41,066	95,853
	Hitachi Energy India Ltd.	10,404	1,771,252
	Honda India Power Products Ltd.	12,211	295,184
	Huhtamaki India Ltd.	70,534	159,460
	ICICI Bank Ltd. (ICICIBC IN)	128,687	2,159,042
	ICRA Ltd.	7,574	498,255
*	IDFC First Bank Ltd.	1,186,227	913,130
*	IFB Industries Ltd.	32,347	494,785
	IIFL Capital Services Ltd.	183,211	478,497
*	IIFL Finance Ltd.	592,303	2,507,916
*	India Cements Ltd.	203,480	741,875
	India Glycols Ltd.	41,249	677,768
	India Power Corp. Ltd.	61,074	9,176
Ω	IndiaMart InterMesh Ltd.	4,196	113,895
Ω	Indian Energy Exchange Ltd.	1,060,324	2,394,274
	Indian Metals & Ferro Alloys Ltd.	2,364	16,520
	Indo Count Industries Ltd.	189,824	677,124
	Indoco Remedies Ltd.	113,141	308,481
	Indraprastha Gas Ltd.	1,060,760	2,404,364
	Infibeam Avenues Ltd.	3,341,715	675,483
	Ingersoll Rand India Ltd.	22,602	1,000,276
*	Inox Wind Ltd.	796,313	1,581,671

1019

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Insecticides India Ltd.	5,021	$40,974
	Intellect Design Arena Ltd.	208,310	1,935,573
	IOL Chemicals & Pharmaceuticals Ltd.	235,470	178,688
	ION Exchange India Ltd.	30,948	183,060
	Ipca Laboratories Ltd.	355,796	5,831,584
Ω	IRCON International Ltd.	843,731	1,516,539
	ISGEC Heavy Engineering Ltd.	48,631	645,490
	J Kumar Infraprojects Ltd.	94,348	736,586
	Jagran Prakashan Ltd.	58,629	50,235
	Jai Corp. Ltd.	101,786	106,931
*	Jaiprakash Power Ventures Ltd.	9,172,137	1,577,270
	Jammu & Kashmir Bank Ltd.	877,546	983,308
	Jamna Auto Industries Ltd.	584,889	553,850
	JB Chemicals & Pharmaceuticals Ltd.	262,387	5,006,026
	JBM Auto Ltd.	140,291	1,072,605
	Jindal Poly Films Ltd.	54,125	404,772
	Jindal Saw Ltd.	1,093,256	3,203,810
	Jindal Stainless Ltd.	511,945	3,516,247
	JK Cement Ltd.	105,506	6,372,995
	JK Lakshmi Cement Ltd.	174,734	1,588,591
	JK Paper Ltd.	225,536	836,773
	JK Tyre & Industries Ltd.	318,098	1,166,107
	JM Financial Ltd.	1,282,474	1,524,018
	JTEKT India Ltd.	162,164	272,346
	Jubilant Foodworks Ltd.	756,844	6,387,230
	Jubilant Ingrevia Ltd.	413,662	3,168,656
	Jubilant Pharmova Ltd.	237,531	2,485,111
*	Just Dial Ltd.	49,938	548,174
	Jyothy Labs Ltd.	475,110	2,091,040
*	Jyoti Structures Ltd.	82,713	17,811
	Kajaria Ceramics Ltd.	283,766	2,688,910
	Kalpataru Projects International Ltd.	277,203	3,169,686

		Shares	Value»
INDIA — (Continued)
	Kalyani Steels Ltd.	73,704	$606,386
	Kansai Nerolac Paints Ltd.	174,538	529,305
	Karnataka Bank Ltd.	716,085	1,661,446
	Karur Vysya Bank Ltd.	1,417,220	3,652,549
	Kaveri Seed Co. Ltd.	69,408	1,173,697
	KCP Ltd.	138,614	326,042
	KDDL Ltd.	399	12,216
	KEC International Ltd.	324,440	2,684,421
	KEI Industries Ltd.	81,334	2,931,990
	Kennametal India Ltd.	13,037	318,650
*	Kewal Kiran Clothing Ltd.	24,568	129,766
	Kirloskar Brothers Ltd.	62,533	1,265,082
	Kirloskar Ferrous Industries Ltd.	89,799	488,577
	Kirloskar Industries Ltd.	264	9,332
	Kirloskar Oil Engines Ltd.	224,138	1,975,857
	Kirloskar Pneumatic Co. Ltd.	1,037	13,796
	KNR Constructions Ltd.	395,031	1,017,717
	Kolte-Patil Developers Ltd.	59,333	237,001
	KPIT Technologies Ltd.	110,248	1,625,509
	KPR Mill Ltd.	401,056	4,744,601
	KRBL Ltd.	147,046	542,335
*Ω	Krishna Institute of Medical Sciences Ltd.	276,690	2,141,875
	Krsnaa Diagnostics Ltd.	12,943	112,120
	KSB Ltd.	233,155	2,003,358
	L&T Finance Ltd.	845,385	1,642,801
	LA Opala RG Ltd.	117,842	318,105
Ω	Laurus Labs Ltd.	780,770	5,565,349
	Laxmi Organic Industries Ltd.	7,409	15,264
*Ω	Lemon Tree Hotels Ltd.	626,352	1,006,735
	LG Balakrishnan & Bros Ltd.	51,169	717,775
	LIC Housing Finance Ltd.	605,311	4,298,504
	Linde India Ltd.	16,790	1,257,614
	Lloyds Engineering Works Ltd.	116,192	74,822

1020

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	LMW Ltd.	12,051	$2,309,801
	LT Foods Ltd.	489,233	1,999,892
	Lumax Auto Technologies Ltd.	70,535	433,655
	Lumax Industries Ltd.	3,899	108,587
	LUX Industries Ltd.	18,138	294,010
	Mahanagar Gas Ltd.	153,748	2,436,413
	Maharashtra Scooters Ltd.	3,724	503,384
	Maharashtra Seamless Ltd.	190,203	1,469,704
	Mahindra & Mahindra Financial Services Ltd.	1,255,736	3,886,815
*	Mahindra Holidays & Resorts India Ltd.	232,632	850,408
	Mahindra Lifespace Developers Ltd.	293,220	1,188,275
	Maithan Alloys Ltd.	14,578	159,837
*	Man Industries India Ltd.	5,439	17,595
	Man Infraconstruction Ltd.	287,717	519,652
	Manappuram Finance Ltd.	1,740,298	4,742,303
	Mangalam Cement Ltd.	22,675	205,837
	Mangalore Refinery & Petrochemicals Ltd.	418,494	663,442
	Marksans Pharma Ltd.	647,499	1,670,794
Ω	MAS Financial Services Ltd.	129,441	408,469
	Mastek Ltd.	43,101	1,070,091
*	Max Estates Ltd.	53,673	259,564
*	Max Financial Services Ltd.	11,941	183,524
	Mayur Uniquoters Ltd.	54,867	298,842
*	Medplus Health Services Ltd.	8,246	76,835
*	Meghmani Organics Ltd.	328,578	264,175
*Ω	Metropolis Healthcare Ltd.	60,902	1,226,501
	Minda Corp. Ltd.	188,825	1,088,237
Ω	Mishra Dhatu Nigam Ltd.	119,834	434,514
	MM Forgings Ltd.	33,082	133,177
	MOIL Ltd.	185,346	691,738
	Monte Carlo Fashions Ltd.	21,677	146,469

		Shares	Value»
INDIA — (Continued)
*	Morepen Laboratories Ltd.	1,033,156	$732,765
	Motherson Sumi Wiring India Ltd.	4,360,100	2,871,405
	Motilal Oswal Financial Services Ltd.	367,277	2,833,361
	MPS Ltd.	887	23,730
	Mrs Bectors Food Specialities Ltd.	57,218	1,003,441
	MSTC Ltd.	94,763	573,550
	Narayana Hrudayalaya Ltd.	212,281	4,377,387
	Natco Pharma Ltd.	286,689	2,883,298
	National Aluminium Co. Ltd.	1,982,213	3,663,779
	National Fertilizers Ltd.	169,354	168,376
	Nava Ltd.	226,977	1,221,969
	Navin Fluorine International Ltd.	3,653	195,108
	Navneet Education Ltd.	303,914	512,219
	NCC Ltd.	1,200,069	3,000,609
	NCL Industries Ltd.	16,947	42,144
	NELCO Ltd.	31,661	307,830
	Neogen Chemicals Ltd.	8,605	156,178
	NESCO Ltd.	76,896	855,748
	Neuland Laboratories Ltd.	18,322	2,592,212
	Newgen Software Technologies Ltd.	136,406	1,591,919
	NIIT Learning Systems Ltd.	284,726	1,254,959
	NIIT Ltd.	285,432	435,585
	Nilkamal Ltd.	20,926	396,949
Ω	Nippon Life India Asset Management Ltd.	216,583	1,621,042
	NLC India Ltd.	547,232	1,472,097
	NOCIL Ltd.	301,922	626,722
	Novartis India Ltd.	790	7,171
	NRB Bearings Ltd.	156,167	401,204
	Nucleus Software Exports Ltd.	27,708	284,272
	Nuvama Wealth Management Ltd.	15,204	1,103,451
*	Odigma Consultancy Solutions Ltd.	988	426
*	Onesource Specialty Pharma Ltd.	89,435	1,710,913

1021

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Oracle Financial Services Software Ltd.	439	$45,202
	Orient Cement Ltd.	376,080	1,551,216
	Orient Electric Ltd.	310,823	853,964
	Oriental Hotels Ltd.	130,729	219,580
	Page Industries Ltd.	1,554	831,472
	Paisalo Digital Ltd.	1,157,340	440,648
	Panama Petrochem Ltd.	50,945	220,606
Ω	Parag Milk Foods Ltd., Class F	140,518	299,147
*	Patel Engineering Ltd.	758,714	384,208
*	PC Jeweller Ltd.	3,986,540	576,984
	PCBL Chemical Ltd.	240,479	1,017,688
	PDS Ltd.	1,839	8,138
	Persistent Systems Ltd.	90,516	5,661,808
	Petronet LNG Ltd.	1,528,876	5,667,986
	PG Electroplast Ltd.	6,020	60,420
	Phoenix Mills Ltd.	567,725	11,025,054
	Piramal Enterprises Ltd.	296,396	3,378,453
	Piramal Pharma Ltd.	1,199,509	2,997,074
*Ω	PNB Housing Finance Ltd.	346,684	4,157,094
	PNC Infratech Ltd.	305,822	959,407
	Poly Medicure Ltd.	45,120	1,377,412
	Polyplex Corp. Ltd.	53,588	773,196
*	Poonawalla Fincorp Ltd.	446,130	1,984,290
	Power Mech Projects Ltd.	31,344	978,906
	Praj Industries Ltd.	390,064	2,132,873
	Prakash Industries Ltd.	291,132	591,704
Ω	Prataap Snacks Ltd.	8,396	120,308
	Prestige Estates Projects Ltd.	184,217	2,977,864
*	Pricol Ltd.	140,462	728,334
	Prince Pipes & Fittings Ltd.	13,941	41,617
*	Prism Johnson Ltd.	417,838	609,634
	Privi Speciality Chemicals Ltd.	4,920	115,521
	Procter & Gamble Health Ltd.	28,843	1,726,423
*	PSP Projects Ltd.	29,571	221,950
*	PTC India Financial Services Ltd.	487,922	184,125
	PTC India Ltd.	659,382	1,377,385
Ω	Quess Corp. Ltd.	139,386	541,687
	Radico Khaitan Ltd.	11,102	320,492

		Shares	Value»
INDIA — (Continued)
	Rain Industries Ltd.	550,413	$915,844
*	Rajesh Exports Ltd.	107,523	229,897
	Rallis India Ltd.	276,838	775,859
	Ramco Cements Ltd.	300,320	3,347,771
	Ramco Industries Ltd.	84,907	230,715
*	Ramco Systems Ltd.	7,706	34,064
	Ramkrishna Forgings Ltd.	194,449	1,367,743
*	Ramky Infrastructure Ltd.	8,084	44,614
	Rane Holdings Ltd.	10,752	163,019
	Rashtriya Chemicals & Fertilizers Ltd.	485,909	782,866
	Ratnamani Metals & Tubes Ltd.	90,764	2,906,032
*	RattanIndia Power Ltd.	3,444,681	405,143
*	Raymond Lifestyle Ltd.	94,348	1,072,481
	Raymond Ltd.	117,935	2,121,439
Ω	RBL Bank Ltd.	241,487	568,789
	REC Ltd.	973,417	4,831,740
	Redington Ltd.	1,877,512	5,440,643
	Redtape Ltd.	256,716	400,295
	Relaxo Footwears Ltd.	100,521	484,824
	Reliance Industrial Infrastructure Ltd.	25,913	260,227
*	Reliance Infrastructure Ltd.	568,950	1,708,270
*	Reliance Power Ltd.	7,901,815	3,731,640
*	Religare Enterprises Ltd.	18,107	45,136
	Repco Home Finance Ltd.	113,030	534,751
	Rico Auto Industries Ltd.	241,078	181,565
	RITES Ltd.	284,948	758,784
	Rossari Biotech Ltd.	25,892	200,659
	Route Mobile Ltd.	21,392	240,927
*	RPSG Ventures Ltd.	962	9,243
*	RSWM Ltd.	523	895
	Safari Industries India Ltd.	39,729	939,869
	Sagar Cements Ltd.	64,282	160,272
	Sammaan Capital Ltd.	140,241	200,701
	Sandhar Technologies Ltd.	11,788	51,470
	Sanghvi Movers Ltd.	75,230	235,533
	Sanofi Consumer Healthcare India Ltd.	28,063	1,636,622

1022

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sanofi India Ltd.	28,063	$1,972,381
Ω	Sansera Engineering Ltd.	1,702	21,645
*	Sapphire Foods India Ltd.	85,750	321,329
	Sarda Energy & Minerals Ltd.	223,926	1,201,728
	Saregama India Ltd.	45,407	280,917
	Sasken Technologies Ltd.	14,843	266,601
*	Satin Creditcare Network Ltd.	62,972	122,483
	Savita Oil Technologies Ltd.	44,897	196,869
	Schaeffler India Ltd.	2,890	118,313
*	Schneider Electric Infrastructure Ltd.	184,071	1,258,956
*	SEPC Ltd.	689,964	114,659
*	Sequent Scientific Ltd.	194,288	329,806
	Seshasayee Paper & Boards Ltd.	74,280	237,634
Ω	SH Kelkar & Co. Ltd.	112,725	265,012
	Shakti Pumps India Ltd.	34,950	348,082
	Shankara Building Products Ltd.	21,255	152,238
	Shanthi Gears Ltd.	29,927	168,793
	Sharda Cropchem Ltd.	69,254	447,882
	Sharda Motor Industries Ltd.	9,285	187,574
*	Shilpa Medicare Ltd.	113,879	868,299
	Shipping Corp. of India Land & Assets Ltd.	371,784	209,498
	Shipping Corp. of India Ltd.	451,179	945,437
	Shivalik Bimetal Controls Ltd.	2,390	12,333
*	Shoppers Stop Ltd.	114,654	692,499
	Shriram Pistons & Rings Ltd.	4,790	102,146
*	SIS Ltd.	65,864	263,153
	Siyaram Silk Mills Ltd.	26,830	209,783
	SJS Enterprises Ltd.	5,140	56,490
	SKF India Ltd.	76,229	3,499,678
	Skipper Ltd.	19,548	105,229
	Snowman Logistics Ltd.	17,529	10,744
	Sobha Ltd.	113,651	1,782,396
	Solar Industries India Ltd.	19,481	3,029,115

		Shares	Value»
INDIA — (Continued)
*	Solara Active Pharma Sciences Ltd.	22,354	$130,685
	Somany Ceramics Ltd.	18,088	90,193
	Sonata Software Ltd.	493,926	2,439,930
	South Indian Bank Ltd.	5,425,753	1,649,263
*	SP Apparels Ltd.	4,719	40,720
*	Spandana Sphoorty Financial Ltd.	12,820	41,630
*	Star Cement Ltd.	226,872	589,039
*	Sterlite Technologies Ltd.	539,079	393,274
	STL Networks Ltd.	539,079	165,009
	Strides Pharma Science Ltd.	178,870	1,361,000
*	Stylam Industries Ltd.	10,286	191,394
	Styrenix Performance Materials Ltd.	6,546	212,010
	Subros Ltd.	75,571	536,987
	Sudarshan Chemical Industries Ltd.	100,071	1,204,583
	Sumitomo Chemical India Ltd.	171,787	1,030,041
	Sun TV Network Ltd.	275,300	2,017,497
	Sundaram Finance Ltd.	114,508	7,094,559
	Sundaram-Clayton Ltd.	8,020	187,940
	Sundram Fasteners Ltd.	313,352	3,394,630
	Sundrop Brands Ltd.	47,445	432,630
*	Sunflag Iron & Steel Co. Ltd.	74,248	204,778
	Sunteck Realty Ltd.	148,817	706,015
	Suprajit Engineering Ltd.	225,030	1,022,327
	Supreme Industries Ltd.	39,021	1,632,604
	Supreme Petrochem Ltd.	295,350	2,281,245
	Surya Roshni Ltd.	204,204	618,449
*	Suven Pharmaceuticals Ltd.	430,036	5,781,222
*	Suzlon Energy Ltd.	14,636,055	9,690,091
	Swaraj Engines Ltd.	19,779	954,424
	Symphony Ltd.	1,113	15,153
Ω	Syngene International Ltd.	385,900	2,873,371
	Tamil Nadu Newsprint & Papers Ltd.	67,178	104,868

1023

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tamilnad Mercantile Bank Ltd.	7,414	$38,448
	Tanla Platforms Ltd.	107,759	607,924
*	TARC Ltd.	153,004	279,734
	Tata Chemicals Ltd.	411,314	4,061,092
	Tata Consumer Products Ltd.	20,367	279,640
	TCI Express Ltd.	55,854	449,768
	TD Power Systems Ltd.	162,475	823,023
*	TeamLease Services Ltd.	7,804	173,592
	Techno Electric & Engineering Co. Ltd.	186,669	2,342,296
	Tega Industries Ltd.	4,511	71,780
	Texmaco Rail & Engineering Ltd.	584,579	933,154
	Thirumalai Chemicals Ltd.	138,878	406,183
	Thomas Cook India Ltd.	348,484	553,568
Ω	Thyrocare Technologies Ltd.	48,504	502,502
	Tilaknagar Industries Ltd.	216,288	728,073
	Time Technoplast Ltd.	390,193	1,549,090
	Timken India Ltd.	81,973	2,377,988
	Tips Music Ltd.	3,936	29,356
	Titagarh Rail System Ltd.	163,671	1,442,924
	Torrent Power Ltd.	194,280	3,519,679
	Tourism Finance Corp. of India Ltd.	138,784	325,478
	Transformers & Rectifiers India Ltd.	8,248	48,139
	TransIndia Real Estate Ltd.	109,995	43,780
	Transport Corp. of India Ltd.	96,643	1,187,483
	Trident Ltd.	4,096,218	1,295,622
	Triveni Engineering & Industries Ltd.	253,714	1,227,081
	Triveni Turbine Ltd.	387,061	2,355,148
	TTK Prestige Ltd.	141,160	1,013,672
	Tube Investments of India Ltd.	80,258	2,739,137
	TVS Holdings Ltd.	12,192	1,311,535
	TVS Srichakra Ltd.	11,862	400,268
	Uflex Ltd.	108,416	709,652
*	Ugro Capital Ltd.	83,237	171,730

		Shares	Value»
INDIA — (Continued)
Ω	Ujjivan Small Finance Bank Ltd.	3,938,057	$1,980,034
*	Unichem Laboratories Ltd.	96,528	686,955
	UNO Minda Ltd.	171,664	1,800,099
	Usha Martin Ltd.	407,568	1,399,437
	UTI Asset Management Co. Ltd.	91,049	1,092,325
*	VA Tech Wabag Ltd.	109,564	1,673,569
	Vaibhav Global Ltd.	225,817	581,155
*	Valor Estate Ltd.	178,250	367,739
	Vardhman Textiles Ltd.	450,962	2,408,100
*Ω	Varroc Engineering Ltd.	107,533	549,293
	Vedant Fashions Ltd.	41,234	377,879
	Veedol Corporation Ltd.	17,712	307,611
	Venky’s India Ltd.	16,396	326,870
	Vesuvius India Ltd.	18,323	1,007,299
	V-Guard Industries Ltd.	543,229	2,316,053
	Vimta Labs Ltd.	17,648	210,004
	Vinati Organics Ltd.	91,094	1,743,378
	Vindhya Telelinks Ltd.	15,503	244,208
*	VL E-Governance & IT Solutions Ltd.	67,240	38,220
*	V-Mart Retail Ltd.	8,860	342,082
	Voltamp Transformers Ltd.	13,311	1,150,147
	Voltas Ltd.	80,578	1,177,482
	VRL Logistics Ltd.	106,773	574,492
	VST Industries Ltd.	187,500	643,142
	VST Tillers Tractors Ltd.	13,066	546,318
	Welspun Corp. Ltd.	393,665	3,563,127
	Welspun Enterprises Ltd.	232,271	1,301,189
	Welspun Living Ltd.	1,125,113	1,679,353
	West Coast Paper Mills Ltd.	100,504	530,622
*	Westlife Foodworld Ltd.	159,939	1,250,086
	Whirlpool of India Ltd.	36,837	544,960
*	Wockhardt Ltd.	165,786	2,548,365
	Wonderla Holidays Ltd.	34,714	276,883
	Zee Entertainment Enterprises Ltd.	866,653	1,084,562
	Zen Technologies Ltd.	1,475	24,580

1024

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Zensar Technologies Ltd.	344,704	$2,943,624
	Zydus Wellness Ltd.	29,306	610,243

TOTAL INDIA			802,597,164

INDONESIA — (1.5%)
	ABM Investama Tbk. PT	387,800	77,608
*	Adaro Minerals Indonesia Tbk. PT	208,100	11,292
	Adi Sarana Armada Tbk. PT	932,100	38,548
*	Agung Semesta Sejahtera Tbk. PT	14,394,300	7,788
	AKR Corporindo Tbk. PT	17,770,400	1,348,712
	Aneka Tambang Tbk. PT	6,829,700	892,678
*††	Armidian Karyatama Tbk. PT	844,800	0
	Arwana Citramulia Tbk. PT	8,118,800	287,150
	Aspirasi Hidup Indonesia Tbk. PT	15,779,200	508,023
	Astra Agro Lestari Tbk. PT	295,500	105,870
	Astra Otoparts Tbk. PT	2,355,600	309,384
	Avia Avian Tbk. PT	9,839,900	246,998
*††	Bakrie Telecom Tbk. PT	49,756,298	0
	Bank Amar Indonesia Tbk. PT	8,332,428	84,372
*	Bank Ina Perdana PT	3,565,300	928,506
*	Bank Jago Tbk. PT	86,100	9,595
*	Bank Mayapada International Tbk. PT	3,046,796	36,117
	Bank Maybank Indonesia Tbk. PT	7,464,300	92,522
*	Bank Nationalnobu Tbk. PT	1,307,304	50,047
*	Bank Neo Commerce Tbk. PT	7,934,700	124,351
	Bank OCBC Nisp Tbk. PT	6,711,200	527,504
*	Bank Pan Indonesia Tbk. PT	11,783,200	1,141,815
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	5,539,912	288,809

		Shares	Value»
INDONESIA — (Continued)
*	Bank Pembangunan Daerah Jawa Timur Tbk. PT	6,590,400	$206,385
	Bank Tabungan Negara Persero Tbk. PT	7,114,825	452,273
	BFI Finance Indonesia Tbk. PT	17,126,300	904,959
	BISI International Tbk. PT	4,343,500	264,411
	Blue Bird Tbk. PT	651,600	67,996
*	Buana Lintas Lautan Tbk. PT	14,502,300	102,226
*	Bukalapak.com Tbk. PT	105,269,500	920,959
	Bukit Asam Tbk. PT	9,041,900	1,503,654
	Buma Internasional Grup Tbk. PT	13,195,400	319,831
*	Bumi Resources Minerals Tbk. PT	17,338,100	399,752
*	Bumi Resources Tbk. PT	16,807,800	108,211
*	Bumi Serpong Damai Tbk. PT	9,948,400	518,363
*	Capital Financial Indonesia Tbk. PT	6,199,700	299,099
	Catur Sentosa Adiprana Tbk. PT	1,274,800	24,751
*	Cemindo Gemilang PT	4,965,800	260,217
Ω	Cikarang Listrindo Tbk. PT	4,462,100	190,820
	Ciputra Development Tbk. PT	28,002,520	1,552,284
	Cisarua Mountain Dairy Tbk. PT	270,100	74,504
*	Citra Marga Nusaphala Persada Tbk. PT	13,896,403	1,170,214
*	City Retail Developments Tbk. PT	12,056,400	87,966
	Dharma Satya Nusantara Tbk. PT	5,886,600	271,390
	Elang Mahkota Teknologi Tbk. PT	11,907,200	384,636
	Elnusa Tbk. PT	7,160,900	199,350
*	Energi Mega Persada Tbk. PT	7,457,200	86,750
	Erajaya Swasembada Tbk. PT	23,884,400	669,437
	ESSA Industries Indonesia Tbk. PT	16,908,600	616,284

1025

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Gajah Tunggal Tbk. PT	3,960,900	$262,613
	Garudafood Putra Putri Jaya Tbk. PT	14,535,600	338,041
*	Gudang Garam Tbk. PT	231,300	139,611
*	Harum Energy Tbk. PT	5,295,600	244,263
	Hexindo Adiperkasa Tbk. PT	334,000	94,700
	Hillcon Tbk. PT	175,500	3,362
	Impack Pratama Industri Tbk. PT	13,583,500	274,847
	Indah Kiat Pulp & Paper Tbk. PT	1,550,400	481,379
	Indika Energy Tbk. PT	5,449,000	474,674
	Indo Tambangraya Megah Tbk. PT	879,900	1,166,411
	Indocement Tunggal Prakarsa Tbk. PT	1,526,600	492,099
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	21,385,746	766,671
*††	Inti Agri Resources Tbk. PT	92,782,800	0
*	Intiland Development Tbk. PT	3,461,300	32,094
	Japfa Comfeed Indonesia Tbk. PT	13,165,700	1,444,464
	Jasa Marga Persero Tbk. PT	4,934,700	1,273,114
	Jaya Real Property Tbk. PT	10,463,000	447,740
*	Kawasan Industri Jababeka Tbk. PT	72,814,457	759,177
*	Lippo Karawaci Tbk. PT	4,930,700	27,359
	Map Aktif Adiperkasa PT	18,394,500	719,721
	Matahari Department Store Tbk. PT	374,900	39,692
	MD Entertainment Tbk. PT	3,604,100	548,562
	Medco Energi Internasional Tbk. PT	17,296,406	1,094,237
*	Media Nusantara Citra Tbk. PT	2,880,500	45,530
	Medikaloka Hermina Tbk. PT	13,636,800	929,283
*	Merdeka Battery Materials Tbk. PT	4,781,600	89,515

		Shares	Value»
INDONESIA — (Continued)
*	Merdeka Copper Gold Tbk. PT	3,995,500	$402,175
*	Metro Healthcare Indonesia Tbk. PT	10,721,400	134,481
	Metrodata Electronics Tbk. PT	15,657,100	527,690
	Metropolitan Kentjana Tbk. PT	100,200	150,131
	Mitra Adiperkasa Tbk. PT	25,360,200	2,087,973
	Mitra Keluarga Karyasehat Tbk. PT	2,618,800	395,917
	Mitra Pinasthika Mustika Tbk. PT	3,883,000	241,334
*	MNC Land Tbk. PT	33,242,200	248,420
	Nippon Indosari Corpindo Tbk. PT	842,389	43,916
	Pabrik Kertas Tjiwi Kimia Tbk. PT	3,217,200	993,781
*	Pacific Strategic Financial Tbk. PT	6,004,100	401,222
	Pakuwon Jati Tbk. PT	33,603,800	772,405
*	Panin Financial Tbk. PT	49,629,800	1,154,861
*	Paninvest Tbk. PT	2,190,800	140,112
	Perusahaan Gas Negara Tbk. PT	22,581,600	2,291,504
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	5,475,500	385,897
	Petrosea Tbk. PT	309,700	53,210
*††	Pool Advista Indonesia Tbk. PT	10,473,500	5,915
*	Puradelta Lestari Tbk. PT	20,326,900	212,900
*††	Rimo International Lestari Tbk. PT	211,251,900	0
	Rukun Raharja Tbk. PT	650,300	85,091
	Salim Ivomas Pratama Tbk. PT	5,132,700	127,360
	Sampoerna Agro Tbk. PT	1,315,600	184,643
	Samudera Indonesia Tbk. PT	7,239,200	110,835
*	Sarana Meditama Metropolitan Tbk. PT	951,700	17,670
	Sarana Menara Nusantara Tbk. PT	7,374,200	253,092

1026

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Sariguna Primatirta Tbk. PT	5,940,900	$512,193
	Sawit Sumbermas Sarana Tbk. PT	7,089,300	666,810
*††	Sekawan Intipratama Tbk. PT	9,367,900	0
	Selamat Sempurna Tbk. PT	13,041,700	1,400,310
	Semen Indonesia Persero Tbk. PT	5,182,500	816,848
	Siloam International Hospitals Tbk. PT	1,342,700	210,210
	Sinar Mas Agro Resources & Technology Tbk. PT	475,660	105,213
*††	Sri Rejeki Isman Tbk. PT	35,353,931	58,302
	Summarecon Agung Tbk. PT	8,165,046	212,227
	Surya Citra Media Tbk. PT	29,728,000	365,756
	Surya Semesta Internusa Tbk. PT	10,348,900	526,479
*††	Suryainti Permata Tbk. PT	7,252,000	0
	Temas Tbk. PT	9,824,000	82,200
	Tempo Scan Pacific Tbk. PT	1,188,400	189,047
*	Timah Tbk. PT	8,208,514	588,256
*††	Trada Alam Minera Tbk. PT	180,020,800	0
	Transcoal Pacific Tbk. PT	1,786,600	599,521
*	Trias Sentosa Tbk. PT	32,818,400	978,219
*	Trimegah Sekuritas Indonesia Tbk. PT	1,698,100	36,863
	Triputra Agro Persada PT	9,220,900	541,909
	Tunas Baru Lampung Tbk. PT	5,795,228	240,941
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	13,663,000	1,140,611
	Unggul Indah Cahaya Tbk. PT	48,239	21,326
*	Vale Indonesia Tbk. PT	586,400	87,915
*	Waskita Beton Precast Tbk. PT	1,180,000	1,083
*††	Waskita Karya Persero Tbk. PT	30,184,766	68,879

		Shares	Value»
INDONESIA — (Continued)
*	Wijaya Karya Persero Tbk. PT	3,114,900	$38,279
	XLSMART Telecom Sejahtera Tbk. PT	10,323,279	1,336,522

TOTAL INDONESIA			53,212,024

KUWAIT — (0.8%)
	A’ayan Leasing & Investment Co. KSCP	1,269,531	671,617
	Al-Eid Food KSC	228,259	172,854
	Ali Alghanim Sons Automotive Co. KSCC	246,036	841,693
*	Alimtiaz Investment Group KSC	1,357,048	132,889
*	Arabi Group Holding KSC	502,885	631,683
	Arzan Financial Group for Financing & Investment KPSC	1,482,121	1,423,339
*	Asiya Capital Investments Co. KSCP	1,501,808	174,386
	Boubyan Petrochemicals Co. KSCP	550,377	1,247,847
	Boursa Kuwait Securities Co. KPSC	222,353	1,968,322
	Combined Group Contracting Co. SAK	202,267	427,713
	Commercial Facilities Co. SAKP	28,413	25,475
	Commercial Real Estate Co. KSC	3,124,360	1,703,689
	Gulf Cables & Electrical Industries Group Co. KSCP	159,607	1,175,662
	Heavy Engineering & Ship Building Co. KSCP	152,527	462,439
	Humansoft Holding Co. KSC	220,248	1,705,757
*	IFA Hotels & Resorts-KPSC	26,061	122,856
	Integrated Holding Co. KCSC	338,285	630,019
	Jazeera Airways Co. KSCP	67,521	245,656

1027

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
*	Kuwait Cement Co. KSC	94,916	$75,661
	Kuwait Financial Centre SAK	44,896	20,561
	Kuwait Insurance Co. SAK	18,311	32,293
	Kuwait International Bank KSCP	2,037,307	1,505,945
	Kuwait Investment Co. SAK	289,346	162,697
	Kuwait Real Estate Co. KSC	2,110,692	2,590,415
	Kuwait Telecommunications Co.	116,856	206,676
	Mezzan Holding Co. KSCC	239,144	744,964
*	Munshaat Real Estate Projects Co. KSCP	96,326	51,086
*	National Consumer Holding Co. SAK	291,415	111,148
	National Industries Group Holding SAK	2,901,954	2,360,174
	National Investments Co. KSCP	1,082,323	874,033
	Oula Fuel Marketing Co.	7,710	13,089
*	Privatization Holding Co. KSCP	910,033	156,796
*	Rasiyat Holding Co.	13,513	15,446
	Salhia Real Estate Co. KSCP	817,938	1,201,080
	Securities House KSC	481,108	107,776
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	768,205	370,917
	Specialities Group Holding Co. KSCC	36,119	19,803
*	Warba Bank KSCP	4,412,025	3,198,956

TOTAL KUWAIT			27,583,412

MALAYSIA — (1.5%)
	7-Eleven Malaysia Holdings Bhd., Class B	2,072,285	960,141
#	Able Global Bhd.	59,300	20,892
#	Aeon Co. M Bhd.	1,045,200	355,285

		Shares	Value»
MALAYSIA — (Continued)
#	AEON Credit Service M Bhd.	624,000	$861,972
	AFFIN Bank Bhd.	484,683	297,391
	Ajinomoto Malaysia Bhd.	52,700	174,475
	Alliance Bank Malaysia Bhd.	1,508,000	1,530,111
	Allianz Malaysia Bhd.	134,100	573,129
	AME Elite Consortium Bhd.	201,100	74,570
	Ancom Nylex Bhd.	1,300,395	292,366
	Aumas Resources Bhd.	413,900	70,904
	Aurelius Technologies Bhd.	69,700	51,077
#	Bank Islam Malaysia Bhd.	1,345,900	764,672
#*	Berjaya Corp. Bhd.	6,274,407	428,709
#*	Berjaya Land Bhd.	2,413,200	162,295
#*	Bermaz Auto Bhd.	1,083,100	263,616
#	British American Tobacco Malaysia Bhd.	165,700	247,787
*	Bumi Armada Bhd.	5,578,300	633,922
#	Bursa Malaysia Bhd.	595,400	1,019,827
#	Cahya Mata Sarawak Bhd.	1,403,100	306,292
	Cape Ems Bhd.	248,900	14,158
	Carlsberg Brewery Malaysia Bhd.	370,400	1,621,291
	CB Industrial Product Holding Bhd.	550,840	137,691
	CCK Consolidated Holdings Bhd.	145,100	44,008
	CTOS Digital Bhd.	1,574,700	361,216
#	D&O Green Technologies Bhd.	401,900	121,173
*	Dagang NeXchange Bhd.	1,645,300	99,097
	Dayang Enterprise Holdings Bhd.	1,331,175	531,425
	DRB-Hicom Bhd.	952,700	184,382
#	Duopharma Biotech Bhd.	1,029,238	288,427
	Dutch Lady Milk Industries Bhd.	79,100	513,275
#	Eastern & Oriental Bhd.	477,300	87,365
	Eco World Development Group Bhd.	2,221,100	968,547
	EG Industries Bhd.	172,400	41,200
#*	Ekovest Bhd.	2,562,050	184,146

1028

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	FAR East Holdings Bhd.	258,300	$218,965
#	Farm Fresh Bhd.	695,400	295,144
#	Formosa Prosonic Industries Bhd.	203,500	106,147
	Frontken Corp. Bhd.	2,738,150	2,228,006
	Gas Malaysia Bhd.	597,600	585,487
	Genting Plantations Bhd.	323,800	362,718
#	Globetronics Technology Bhd.	1,155,772	127,463
*††	Golden Plus Holding Bhd.	216,000	0
*	Greatech Technology Bhd.	540,400	182,624
#	Guan Chong Bhd.	254,100	199,215
	Hap Seng Plantations Holdings Bhd.	170,200	76,177
#	Hextar Global Bhd.	528,600	111,669
#	Hiap Teck Venture Bhd.	2,699,100	175,209
#	Hibiscus Petroleum Bhd.	1,362,519	489,800
	Hong Leong Industries Bhd.	350,400	1,102,265
#	Hume Cement Industries Bhd.	25,600	15,992
	Hup Seng Industries Bhd.	97,200	23,436
	IGB Bhd.	999,381	630,096
*	Iskandar Waterfront City Bhd.	359,200	30,461
#	ITMAX SYSTEM Bhd.	127,300	109,075
	JAKS Resources Bhd.	1,171,080	25,987
#	Jaya Tiasa Holdings Bhd.	1,010,527	257,680
	Keck Seng Malaysia Bhd.	289,650	356,764
	Kelington Group Bhd.	631,700	494,073
#	Kenanga Investment Bank Bhd.	346,300	72,553
	Kerjaya Prospek Group Bhd.	632,890	292,237
#	Kim Loong Resources Bhd.	838,580	431,352
#	Kossan Rubber Industries Bhd.	2,868,400	1,218,062
	KPJ Healthcare Bhd.	510,000	339,980
#	Kretam Holdings Bhd.	1,415,600	163,807
#*	KSL Holdings Bhd.	828,818	299,060

		Shares	Value»
MALAYSIA — (Continued)
	LBS Bina Group Bhd.	1,953,616	$226,341
#	Leong Hup International Bhd.	957,700	138,711
	LPI Capital Bhd.	397,224	1,320,296
#	Magni-Tech Industries Bhd.	561,433	276,322
#	Magnum Bhd.	872,263	251,801
#	Mah Sing Group Bhd.	3,024,787	819,671
#	Malakoff Corp. Bhd.	4,311,800	796,002
	Malayan Cement Bhd.	79,900	92,595
	Malayan Flour Mills Bhd.	1,660,575	194,190
#	Malaysia Smelting Corp. Bhd.	246,900	142,063
	Malaysian Pacific Industries Bhd.	73,600	320,083
#	Malaysian Resources Corp. Bhd.	4,016,466	429,004
	Matrix Concepts Holdings Bhd.	3,731,005	1,229,810
#	MBM Resources Bhd.	418,496	553,146
	MBSB Bhd.	808,690	134,135
	Mega First Corp. Bhd.	1,538,100	1,413,742
#	Mi Technovation Bhd.	301,700	130,332
#	MKH Bhd.	688,934	163,173
	MKH Oil Palm East Kalimantan Bhd.	148,215	21,307
	MNRB Holdings Bhd.	667,088	314,261
*	Muhibbah Engineering M Bhd.	1,186,625	168,411
	Nationgate Holdings Bhd.	110,700	35,026
#	NEXG Bhd.	987,200	79,076
	Notion VTEC Bhd.	132,000	20,560
††	Nylex Malaysia Bhd.	4,205	44
#	OCK Group Bhd.	178,600	17,607
	Oriental Holdings Bhd.	445,800	721,766
#	OSK Holdings Bhd.	3,977,655	1,569,497
	PA Resources Bhd.	366,300	16,554
	Padini Holdings Bhd.	1,997,700	966,986
	Panasonic Manufacturing Malaysia Bhd.	25,084	78,515
#	Pantech Group Holdings Bhd.	1,007,619	170,577

1029

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Paramount Corp. Bhd.	716,455	$174,434
	Pecca Group Bhd.	112,100	38,215
#	Perak Transit Bhd.	948,749	157,257
	Petron Malaysia Refining & Marketing Bhd.	137,200	104,550
#*	Ranhill Utilities Bhd.	1,590,149	460,456
#	RCE Capital Bhd.	918,900	279,562
	RGB International Bhd.	1,159,100	91,810
	Sam Engineering & Equipment M Bhd.	412,749	317,804
*	Sapura Energy Bhd.	13,232,800	121,904
#	Sarawak Oil Palms Bhd.	830,255	581,837
	Scientex Bhd.	1,439,272	1,167,088
#	Shangri-La Hotels Malaysia Bhd.	117,700	47,477
	Sime Darby Property Bhd.	395,200	113,509
	SKP Resources Bhd.	1,897,324	391,703
#*	Solarvest Holdings Bhd.	274,400	106,184
	SP Setia Bhd. Group	4,292,600	1,093,218
#	Sports Toto Bhd.	1,408,976	449,444
#	Sunway Construction Group Bhd.	575,736	595,312
*	Supermax Corp. Bhd.	223,900	41,322
	Suria Capital Holdings Bhd.	269,560	97,854
	Syarikat Takaful Malaysia Keluarga Bhd.	769,157	635,354
#	Ta Ann Holdings Bhd.	494,189	456,219
	Taliworks Corp. Bhd.	476,616	71,354
	Thong Guan Industries Bhd.	369,800	98,879
#*	Tropicana Corp. Bhd.	1,690,590	463,527
#	TSH Resources Bhd.	1,056,400	267,047
	Uchi Technologies Bhd.	887,200	634,091
	UEM Sunrise Bhd.	3,027,600	504,989
#	Unisem M Bhd.	68,900	31,667
	United Malacca Bhd.	389,750	456,097
#	UOA Development Bhd.	3,392,000	1,323,000
#	Velesto Energy Bhd.	8,441,608	303,426
	VS Industry Bhd.	5,927,900	1,080,459
	Wasco Bhd.	158,700	33,895
#*	WCT Holdings Bhd.	1,512,493	232,163

		Shares	Value»
MALAYSIA — (Continued)
	Wellcall Holdings Bhd.	876,900	$303,731
*	YNH Property Bhd.	128,516	11,336

TOTAL MALAYSIA			51,458,116

MEXICO — (2.8%)
	Alfa SAB de CV, Class A	195,467	141,837
	Alpek SAB de CV	551,148	278,799
#	Alsea SAB de CV	1,200,172	2,690,985
*	Axtel SAB de CV	2,786,183	285,573
Ω	Banco del Bajio SA	2,219,117	5,325,292
#	Becle SAB de CV	37,223	43,030
	Bolsa Mexicana de Valores SAB de CV	827,212	1,742,964
*	Consorcio ARA SAB de CV	1,126,086	192,940
#*	Controladora Alpek SAB de CV	195,467	30,700
*	Controladora AXTEL SAB de CV	858,225	27,921
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	355,487	132,692
	Corp. Actinver SAB de CV	179,820	169,637
#	Corp. Inmobiliaria Vesta SAB de CV	1,538,415	4,206,410
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	955,467	1,641,939
	Corp. Moctezuma SAB de CV	696,531	2,914,274
	Corporativo Fragua SAB de CV	3	77
	Cydsa SAB de CV	10,875	10,536
#*††	Empresas ICA SAB de CV	3,768,186	0
*	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,345
	GCC SAB de CV	538,452	4,524,419
	Genomma Lab Internacional SAB
	de CV, Class B	1,295,862	1,514,554
	Gentera SAB de CV	2,901,196	5,058,101

1030

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	$6,381,037
#	Grupo Comercial Chedraui SA de CV	1,148,768	7,420,817
	Grupo Herdez SAB de CV	1,367,911	3,899,249
*	Grupo Hotelero Santa Fe SAB de CV	593,832	113,858
	Grupo Industrial Saltillo SAB de CV	974,193	894,188
*	Grupo Posadas SAB de CV	69,065	96,851
#	Grupo Rotoplas SAB de CV	366,093	226,259
#*	Grupo Simec SAB de CV (SIMECB MM)	941,651	8,542,348
#	Grupo Televisa SAB (TLEVICPO MM)	504,981	183,859
#*Ω	Grupo Traxion SAB de CV	338,293	284,117
*	Industrias CH SAB de CV	1,679,787	15,075,725
	KUO SAB de CV	713,117	1,545,472
#	La Comer SAB de CV	2,946,226	5,515,207
	Megacable Holdings SAB de CV	1,526,763	3,713,653
*	Minera Frisco SAB de CV, Class A1	5,244,912	906,670
*	Ollamani SAB	12,275	29,469
#	Orbia Advance Corp. SAB de CV	52,472	35,426
	Organizacion Cultiba SAB de CV	976,948	557,957
*	Organizacion Soriana SAB de CV, Class B	358,274	475,007
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	178,965	2,002,513
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	4,368	38,311
#	Qualitas Controladora SAB de CV	374,606	4,144,248

		Shares	Value»
MEXICO — (Continued)
	Regional SAB de CV	505,137	$3,552,097
*††	San Luis Rassini	3,300	0
*††	Sanluis Corp. SA (SANLUISB MM)	4,642	0
*††	Sanluis Corp. SA (SANLUISC MM)	4,642	0
*	Vista Energy SAB de CV (VIST US), ADR	2,874	129,819
*	Vitro SAB de CV	239,494	83,717

TOTAL MEXICO			96,781,899

NETHERLANDS — (0.0%)
#	Pepco Group NV	38,346	181,460

PHILIPPINES — (0.9%)
*	8990 Holdings, Inc.	2,818,700	442,690
	A Soriano Corp.	2,931,411	727,289
	ACEN Corp.	897,000	42,879
*††	ACR Mining Corp.	48,205	0
	Alliance Global Group, Inc.	4,431,200	486,164
	Apex Mining Co., Inc.	5,852,000	703,788
	Belle Corp.	12,306,400	319,084
	Bloomberry Resorts Corp.	3,602,200	220,039
	Century Pacific Food, Inc.	2,699,500	1,842,356
	China Banking Corp.	5,503,954	8,966,686
	Converge Information & Communications Technology Solutions, Inc.	3,258,900	1,113,392
	Cosco Capital, Inc.	2,433,000	257,089
	D&L Industries, Inc.	3,801,100	387,648
	DigiPlus Interactive Corp.	170,500	121,669
*	DITO CME Holdings Corp.	1,865,100	45,298
	DMCI Holdings, Inc.	5,003,100	949,999
	DoubleDragon Corp.	330,790	57,716
	East West Banking Corp.	437,200	86,279
	Filinvest Development Corp.	740,522	59,415
	Filinvest Land, Inc.	30,065,620	419,705
	Filinvest REIT Corp.	2,864,226	163,005
	First Philippine
	Holdings Corp.	1,527,600	1,599,330
	GT Capital Holdings, Inc.	143,610	1,258,508

1031

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	JG Summit Holdings, Inc.	857,000	$260,412
	Keepers Holdings, Inc.	378,000	18,580
	LT Group, Inc.	3,026,800	644,169
	Manila Water Co., Inc.	3,376,300	2,061,792
	Megaworld Corp.	9,893,000	315,798
Ω	Monde Nissin Corp.	753,100	104,852
	Nickel Asia Corp.	8,120,100	370,189
	Philcomsat Holdings Corp.	316,022	605,224
	Philex Mining Corp.	1,221,300	146,068
	Philippine National Bank	767,726	659,982
*††	Philippine National Construction Corp.	173,000	2,846
	Philippine Savings Bank	373,137	389,168
	Philippine Seven Corp	21,020	20,012
	Philippine Stock Exchange, Inc.	49,642	168,667
*††	Philtown Properties, Inc.	111,562	0
*††	Phoenix Petroleum Philippines, Inc.	929,580	12,981
	Puregold Price Club, Inc.	1,554,890	888,893
	RFM Corp.	7,485,068	558,206
	Rizal Commercial Banking Corp.	2,651,952	1,241,662
	Robinsons Land Corp.	3,938,851	823,809
	Robinsons Retail Holdings, Inc.	151,640	106,379
	Security Bank Corp.	458,400	545,435
	Semirara Mining & Power Corp.	742,700	452,213
	Shakey’s Pizza Asia Ventures, Inc.	270,200	37,488
	Synergy Grid & Development Phils, Inc.	484,800	99,876
*	Top Frontier Investment Holdings, Inc.	1,640	1,614
	Union Bank of the Philippines	1,814,103	1,049,024
	Universal Robina Corp.	204,240	302,558
	Vista Land & Lifescapes, Inc.	6,375,200	190,472

		Shares	Value»
PHILIPPINES — (Continued)
	Vistamalls, Inc.	589,600	$15,890
	Wilcon Depot, Inc.	2,360,800	288,296

TOTAL PHILIPPINES			32,652,583

POLAND — (1.7%)
	AB SA	2,202	59,428
*	Agora SA	67,512	176,994
	Alior Bank SA	21,880	592,901
#	Amica SA	6,296	103,458
	Apator SA	37,109	182,074
	Arctic Paper SA	23,360	94,777
	ASBISc Enterprises PLC	51,549	356,035
	Asseco Poland SA	75,216	3,105,853
	Asseco South Eastern Europe SA	805	12,839
#	Auto Partner SA	62,499	329,362
*	Bank Millennium SA	560,969	2,170,050
*	Bank Ochrony Srodowiska SA	64,719	191,456
	Benefit Systems SA	2,817	2,425,549
	Boryszew SA	133,234	215,203
	Budimex SA	20,346	3,419,754
*	CCC SA	57,277	3,311,918
	Celon Pharma SA	19,996	137,348
#*	Cognor Holding SA	86,852	170,438
	Cyber Folks SA	4,130	169,403
*	Cyfrowy Polsat SA	128,108	628,287
*	Datawalk SA	3,247	72,063
#	Develia SA	1,491,512	2,955,752
	Dom Development SA	15,579	907,493
*	Echo Investment SA	22,550	27,586
	Elektrotim SA	3,544	48,602
*	Enea SA	559,136	2,116,127
	Eurocash SA	55,666	163,200
*	Fabryki Mebli Forte SA	48,823	338,008
	Globe Trade Centre SA	327,524	349,291
#*	Grupa Azoty SA	71,903	394,535
#	Grupa Kety SA	52,444	12,009,337
	Grupa Pracuj SA	1,434	22,901
#	Inter Cars SA	33,276	5,026,178
#*	Jastrzebska Spolka Weglowa SA	81,914	524,667
#	KRUK SA	59,735	6,336,865
#*	Lubawa SA	30,768	81,216
	Lubelski Wegiel Bogdanka SA	12,804	73,850
	Mirbud SA	82,029	307,771
	Mo-BRUK SA	2,246	173,719
	Neuca SA	2,512	472,938

1032

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Newag SA	1,122	$19,670
*	PKP Cargo SA	34,072	143,687
	PlayWay SA	2,496	201,274
*	Polimex-Mostostal SA	13,852	14,372
	Stalexport Autostrady SA	164,889	130,797
	Synektik SA	8,531	511,391
*	Tauron Polska Energia SA	2,405,636	3,775,469
*	TEN Square Games SA	6,067	153,437
	Text SA	18,358	263,057
	Torpol SA	24,822	260,432
#	VRG SA	873,743	856,782
	Warsaw Stock Exchange	57,560	730,911
	Wawel SA	365	60,464
	Wirtualna Polska Holding SA	10,646	252,981
#Ω	XTB SA	83,945	1,823,793
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	9,323
*	Zespol Elektrowni Patnow Adamow Konin SA	32,217	160,191

TOTAL POLAND			59,623,257

QATAR — (0.8%)
	Aamal Co.	4,489,887	1,024,000
	Al Khaleej Takaful Group QSC	569,983	374,365
	Al Meera Consumer Goods Co. QSC	203,205	812,721
	Alijarah Holding Co. QPSC	276,396	55,085
	Baladna	1,248,044	415,705
	Barwa Real Estate Co.	2,452,814	1,887,518
	Doha Bank QPSC	4,061,916	2,634,094
	Doha Insurance Co. QSC	249,552	169,486
*	Estithmar Holding QPSC	1,670,548	1,261,887
	Gulf International Services QSC	2,627,664	2,225,522
	Gulf Warehousing Co.	630,441	510,108
	Lesha Bank LLC	2,896,990	1,101,981
	Mannai Corp. QSC	194,052	192,016

		Shares	Value»
QATAR — (Continued)
*	Mazaya Real Estate Development QPSC	1,465,607	$241,376
	Medicare Group	332,626	417,967
	Qatar Aluminum Manufacturing Co.	4,936,711	1,739,841
	Qatar Industrial Manufacturing Co. QSC	18,666	12,908
	Qatar Insurance Co. SAQ	3,614,391	1,932,419
	Qatar Islamic Insurance Group	37,625	86,384
	Qatar National Cement Co. QSC	666,601	628,098
	Qatar Navigation QSC	1,403,437	4,274,951
	Salam International Investment Ltd. QSC	2,225,787	403,720
	United Development Co. QSC	3,162,309	896,489
	Vodafone Qatar QSC	5,136,998	3,328,524
*	Widam Food Co.	197,452	114,405
	Zad Holding Co.	38,148	149,275

TOTAL QATAR			26,890,845

RUSSIA — (0.0%)
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	32,799	0
*††	Mechel PJSC, Sponsored ADR	123,618	0
*††	PhosAgro PJSC	779	0
*††	RusHydro PJSC (RSHYY US), ADR	952,144	0
*††	VTB Bank PJSC (VTBR LI), GDR	27,705	0

SAUDI ARABIA — (3.9%)
	Abdullah Al Othaim Markets Co.	1,244,508	2,993,623
*	Advanced Petrochemical Co.	235,862	1,893,856
	Al Babtain Power & Telecommunication Co.	120,559	1,525,824
	Al Hammadi Holding	246,494	2,637,070
*	Al Hassan Ghazi Ibrahim Shaker Co.	107,634	884,640

1033

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Al Jouf Agricultural Development Co.	43,390	$548,968
*	Al Khaleej Training & Education Co.	58,172	433,560
*	Al Rajhi Co. for Co-operative Insurance	21,248	742,963
	Al Yamamah Steel Industries Co.	76,456	710,875
	Alamar Foods	10,820	195,016
	Alandalus Property Co.	194,116	1,127,990
	Alaseel Co.	510,290	547,667
	Al-Dawaa Medical Services Co.	18,585	418,536
	Aldrees Petroleum & Transport Services Co.	146,334	5,378,425
	Al-Etihad Cooperative Insurance Co.	46,794	189,446
	AlJazira Takaful Ta’awuni Co.	21,774	81,425
*	AlKhorayef Water & Power Technologies Co.	45,973	1,986,071
	Almawarid Manpower Co.	3,982	161,479
	Almunajem Foods Co.	48,392	1,064,971
*	Alujain Corp.	58,709	588,931
*	Anaam International Holding Group Co.	32,864	154,710
*	Arabia Insurance Cooperative Co.	3,576	11,926
	Arabian Cement Co.	118,046	799,977
Ω	Arabian Centres Co.	292,007	1,542,149
	Arabian Contracting Services Co.	38,578	1,356,472
	Arabian Drilling Co.	45,527	1,049,235
*	Arabian Pipes Co.	250,240	616,488
*	Arabian Shield Cooperative Insurance Co.	33,171	156,230
	Arriyadh Development Co.	275,498	2,520,306
*	ARTEX Industrial Investment Co.	79,078	281,459
	Astra Industrial Group Co.	127,517	5,083,594
	Ataa Educational Co.	30,143	534,400
*	BAAN Holding Group Co.	271,491	157,481

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Basic Chemical Industries Ltd.	24,620	$185,537
	Bawan Co.	90,760	1,334,718
	BinDawood Holding Co.	482,715	813,327
	Catrion Catering Holding Co.	130,751	4,106,621
*	Chubb Arabia Cooperative Insurance Co.	26,440	296,390
	City Cement Co.	184,357	995,720
	Dallah Healthcare Co.	72,751	2,368,353
*	Dar Al Arkan Real Estate Development Co.	863,247	5,041,406
	East Pipes Integrated Co. for Industry	28,823	1,036,482
	Eastern Province Cement Co.	112,346	1,006,796
	Electrical Industries Co.	1,772,460	3,367,730
*	Emaar Economic City	533,961	2,166,602
	First Milling Co.	23,705	371,255
*	Fitaihi Holding Group.	353,242	379,061
	Gulf Insurance Group	22,835	157,797
*	Gulf Union Cooperative Insurance Co.	36,777	139,519
*	Herfy Food Services Co.	24,105	157,719
	Jamjoom Pharmaceuticals Factory Co.	11,853	547,975
*	Jazan Development & Investment Co.	8,584	26,679
	L’Azurde Co. for Jewelry	9,303	32,735
	Leejam Sports Co. JSC	78,537	2,935,708
*	Lumi Rental Co.	8,784	144,620
*	Malath Cooperative Insurance Co.	19,541	72,419
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	154,548	923,769
*	Methanol Chemicals Co.	88,042	292,525
*	Middle East Healthcare Co.	105,208	1,953,301

1034

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Middle East Paper Co.	122,825	$915,306
*	Middle East Specialized Cables Co.	50,327	476,263
	Mobile Telecommunications Co. Saudi Arabia	1,249,957	4,253,808
*	Najran Cement Co.	70,262	158,610
*	National Agriculture Development Co.	460,106	2,730,623
	National Co. for Glass Industries	63,808	773,414
	National Co. for Learning & Education	41,585	1,737,920
	National Gas & Industrialization Co.	14,883	351,444
*	National Gypsum	12,370	68,001
*	National Industrialization Co.	803,809	1,980,297
	National Medical Care Co.	13,786	548,489
	Nayifat Finance Co.	114,126	389,887
	Northern Region Cement Co.	237,631	547,709
*	Perfect Presentation For Commercial Services Co.	55,164	184,023
	Power & Water Utility Co. for Jubail & Yanbu	19,994	233,349
	Qassim Cement Co.	105,008	1,478,563
*	Rabigh Refining & Petrochemical Co.	74,072	140,646
	Retal Urban Development Co.	377,419	1,698,210
	Riyadh Cement Co.	35,474	320,904
*	Saudi Arabian Amiantit Co.	3,044	18,859
	Saudi Automotive Services Co.	136,941	2,413,052
	Saudi Cement Co.	213,099	2,615,364
*	Saudi Ceramic Co.	144,888	1,088,349
*	Saudi Chemical Co. Holding	1,535,816	3,475,260
	Saudi Ground Services Co.	1,158	15,399
	Saudi Industrial Investment Group	29,205	117,795

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Kayan Petrochemical Co.	1,197,659	$1,842,675
	Saudi Paper Manufacturing Co.	71,527	1,306,199
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	122,207	830,800
*	Saudi Public Transport Co.	230,698	1,011,536
*	Saudi Real Estate Co.	493,378	3,042,349
*	Saudi Reinsurance Co.	173,403	2,288,421
*	Saudi Research & Media Group	42,023	1,941,391
	Saudi Steel Pipe Co.	27,940	411,995
	Saudia Dairy & Foodstuff Co.	49,883	4,063,096
*	Savola Group	61,331	512,402
	Scientific & Medical Equipment House Co.	20,814	222,503
*	Seera Group Holding	535,616	3,496,509
*	SHL Finance Co.	45,704	244,735
*	Sinad Holding Co.	162,763	509,610
	Southern Province Cement Co.	142,787	1,182,573
	Sumou Real Estate Co.	3,479	41,398
	Sustained Infrastructure Holding Co.	120,139	950,734
	Tabuk Cement Co.	65,464	215,609
	Tanmiah Food Co.	11,867	335,718
	Theeb Rent A Car Co.	52,207	929,974
	United Electronics Co.	134,725	3,374,415
	United International Transportation Co.	116,692	2,299,652
*	Walaa Cooperative Insurance Co.	145,077	735,600
*	Wataniya Insurance Co.	44,163	249,942
	Yamama Cement Co.	375,757	3,646,033
	Yanbu Cement Co.	190,084	1,105,875

TOTAL SAUDI ARABIA			134,753,815

SINGAPORE — (0.2%)
Ω	BOC Aviation Ltd.	581,700	4,359,477

1035

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	China XLX Fertiliser Ltd.	1,888,000	$1,086,589
	SIIC Environment Holdings Ltd. (807 HK)	128,000	15,847

TOTAL SINGAPORE			5,461,913

SOUTH AFRICA — (3.4%)
	Adcock Ingram Holdings Ltd.	127,266	336,009
	Advtech Ltd.	2,578,964	4,292,855
	AECI Ltd.	255,376	1,409,245
	African Rainbow Minerals Ltd.	267,153	2,239,940
	Afrimat Ltd.	233,924	665,708
	Alexander Forbes Group Holdings Ltd.	1,437,620	596,749
	Altron Ltd., Class A	631,230	690,544
	Astral Foods Ltd.	94,302	876,954
#	AVI Ltd.	939,094	4,568,141
	Barloworld Ltd.	397,906	2,317,704
*	Blue Label Telecoms Ltd.	768,332	346,277
	Cashbuild Ltd.	50,175	413,977
	Caxton & CTP Publishers & Printers Ltd.	72,867	47,042
	City Lodge Hotels Ltd.	225,045	49,248
	Coronation Fund Managers Ltd.	528,441	1,084,209
	Curro Holdings Ltd.	401,402	192,925
	DataTec Ltd.	1,095,862	3,410,766
Ω	Dis-Chem Pharmacies Ltd.	1,065,344	1,810,351
#	DRDGOLD Ltd. (DRD SJ)	1,386,609	2,043,294
	Famous Brands Ltd.	121,972	370,406
	Foschini Group Ltd.	745,436	5,193,601
	Grindrod Ltd.	1,465,511	914,531
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	1,208,694	19,230,322
	Hudaco Industries Ltd.	88,913	894,487
	Italtile Ltd.	774,438	404,017
	JSE Ltd.	223,103	1,527,846
*	KAP Ltd.	2,637,206	394,779
	Lewis Group Ltd.	170,216	625,664
	Life Healthcare Group Holdings Ltd.	2,834,634	2,233,149

		Shares	Value»
SOUTH AFRICA — (Continued)
	Merafe Resources Ltd.	2,432,777	$146,650
*	Metair Investments Ltd.	265,619	106,063
	Momentum Group Ltd.	2,861,207	5,236,692
	Motus Holdings Ltd.	368,376	1,725,555
	Mpact Ltd.	234,019	339,986
	Mr. Price Group Ltd.	267,836	3,423,177
*	MultiChoice Group	454,852	2,658,709
*	Nampak Ltd.	1,947	44,269
	Netcare Ltd.	1,448,616	1,064,415
	Ninety One Ltd.	523,428	1,011,888
#	Northam Platinum Holdings Ltd.	496,621	3,333,403
*	Nutun Ltd.	1,423,791	141,591
	Oceana Group Ltd.	226,635	716,935
	Old Mutual Ltd. (OMU SJ)	806,719	492,231
	Omnia Holdings Ltd.	400,519	1,476,008
*	Pick n Pay Stores Ltd.	1,356,395	2,046,189
	PPC Ltd.	1,676,319	419,391
	Premier Group Ltd.	8,604	63,480
	PSG Financial Services Ltd.	2,017,236	2,161,281
*	Rainbow Chicken	535,302	92,859
	Raubex Group Ltd.	488,630	1,159,331
	RCL Foods Ltd.	535,302	273,601
	Reunert Ltd.	400,477	1,333,367
	RFG Holdings Ltd.	214,387	215,002
	Santam Ltd.	131,354	2,848,629
	Sappi Ltd.	1,364,550	2,558,634
*	Sibanye Stillwater Ltd. (SSW SJ)	11,346	12,963
	Southern Sun Ltd.	326,958	145,272
*	SPAR Group Ltd.	464,794	2,864,160
	Spur Corp. Ltd.	179,094	326,260
	Sun International Ltd.	802,125	1,729,437
#	Super Group Ltd.	792,663	1,231,196
*	Telkom SA SOC Ltd.	674,924	1,429,647
#	Thungela Resources Ltd. (TGA SJ)	87,510	435,346
	Tiger Brands Ltd.	394,877	6,158,155
	Truworths International Ltd.	874,559	3,489,090
	Tsogo Sun Ltd.	820,842	364,720
	We Buy Cars Holdings Ltd.	465,266	1,079,890
	Wilson Bayly Holmes-Ovcon Ltd.	184,183	1,903,355

1036

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Woolworths Holdings Ltd.	103,614	$321,278
	Zeda Ltd.	288,074	162,056

TOTAL SOUTH AFRICA			115,922,901

SOUTH KOREA — (8.5%)
#*	3S Korea Co. Ltd.	128,600	210,325
#	ABOV Semiconductor Co. Ltd.	21,461	151,924
#*	ADTechnology Co. Ltd.	20,426	214,702
#	Advanced Nano Products Co. Ltd.	9,503	361,637
#	Advanced Process Systems Corp.	20,386	244,359
#	Aekyung Chemical Co. Ltd.	23,069	185,930
	Aekyung Industrial Co. Ltd.	3,994	38,234
#*	Agabang & Company	63,105	310,842
#	Ahnlab, Inc.	20,292	958,414
*	Air Busan Co. Ltd.	117,262	169,263
#*	ALUKO Co. Ltd.	126,001	187,870
#*	Amicogen, Inc.	74,345	177,996
#*	Anam Electronics Co. Ltd.	109,985	105,910
#*	Anapass, Inc.	26,082	356,740
*	Anterogen Co. Ltd.	5,555	88,384
*	Aprogen, Inc.	76,059	37,245
#*	APS, Inc.	44,932	186,292
*	APT Neuroscience, Inc.	28,466	22,423
*††	Arion Technology, Inc.	51,658	0
	Asia Cement Co. Ltd.	50,335	389,464
	ASIA Holdings Co. Ltd.	3,528	647,394
#*	Asia Pacific Satellite, Inc.	19,738	171,838
#	Asia Paper Manufacturing Co. Ltd.	81,215	394,741
*	Asiana Airlines, Inc.	82,372	548,906
	Atec Co. Ltd.	10,670	219,602
	ATON, Inc.	8,036	32,114
#	Avaco Co. Ltd.	31,776	293,779
#	Baiksan Co. Ltd.	44,605	446,106
	BGF Co. Ltd.	20,377	51,394
	BGFecomaterials Co. Ltd.	8,506	17,586
#	BH Co. Ltd.	79,009	684,514
#*	BHI Co. Ltd.	43,958	873,378

		Shares	Value»
SOUTH KOREA — (Continued)
	Binggrae Co. Ltd.	14,995	$996,539
#	Bio Plus Co. Ltd.	112,311	604,673
*	Biodyne Co. Ltd.	31,138	324,520
*	Bioneer Corp.	5,051	55,830
	BioNote, Inc.	17,159	55,224
#*	BNC Korea Co. Ltd.	152,589	445,968
#	Boditech Med, Inc.	37,840	459,922
	Bookook Securities Co. Ltd.	9,667	186,574
#	Boryung	107,363	639,442
#*	Bosung Power Technology Co. Ltd.	125,191	258,412
*††	Bucket Studio Co. Ltd.	55,178	8,384
*	Bukwang Pharmaceutical Co. Ltd.	19,424	54,745
	BYC Co. Ltd.	7,100	141,530
	Byucksan Corp.	25,274	43,478
	C&C International Co. Ltd.	1,936	43,858
#*	Cafe24 Corp.	36,658	1,545,967
	Cape Industries Ltd.	28,205	129,005
#	Caregen Co. Ltd.	41,041	687,492
*	Chabiotech Co. Ltd.	7,108	54,920
#	Chemtronics Co. Ltd.	39,956	625,000
#	Cheryong Electric Co. Ltd.	18,387	405,530
#	Chips&Media, Inc.	37,182	428,975
#*	Choil Aluminum Co. Ltd.	167,969	201,171
#	Chong Kun Dang Pharmaceutical Corp.	17,823	1,020,370
	Chongkundang Holdings Corp.	11,961	390,330
#*	Chorokbaem Media Co. Ltd.	49,739	171,978
*	CJ CGV Co. Ltd.	123,024	420,625
*	CJ ENM Co. Ltd.	29,725	1,292,885
	CJ Freshway Corp.	7,074	120,810
#	CLIO Cosmetics Co. Ltd.	13,245	167,921
#*	CMG Pharmaceutical Co. Ltd.	183,080	317,784
*	Com2uS Holdings Corp.	4,124	57,657
	Com2uSCorp.	4,266	118,100
	Coocon Corp.	1,059	15,036
#	Cosmax, Inc.	24,025	2,915,526
#	Cosmecca Korea Co. Ltd.	16,670	506,955

1037

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#*	CosmoAM&T Co. Ltd.	24,980	$691,953
#*	Cosmochemical Co. Ltd.	69,382	756,706
	Cowintech Co. Ltd.	10,222	92,945
	CR Holdings Co. Ltd.	43,755	160,587
#*	Creative & Innovative System	162,892	827,956
	Creverse, Inc.	4,488	45,309
*	CTC BIO, Inc.	46,578	225,554
#*	Cube Entertainment, Inc.	11,296	156,226
	Cuckoo Holdings Co. Ltd.	24,333	415,962
#*	Curexo, Inc.	27,954	174,405
#	D.I Corp.	73,014	720,475
*††	DA Technology Co. Ltd.	133,285	3,563
#	Dae Hwa Pharmaceutical Co. Ltd.	24,386	255,547
	Dae Won Kang Up Co. Ltd.	103,903	284,972
*††	Dae Yu Co. Ltd.	4,904	1,487
#*	Daea TI Co. Ltd.	195,936	563,009
#	Daebongls Co. Ltd.	13,270	124,066
	Daedong Corp.	53,430	386,669
	Daeduck Co. Ltd.	13,549	75,401
#	Daeduck Electronics Co. Ltd.	99,329	975,089
	Daehan Flour Mill Co. Ltd.	2,837	260,919
#	Daehan Steel Co. Ltd.	34,780	392,439
#*	Dae-Il Corp.	63,613	210,070
#	Daejoo Electronic Materials Co. Ltd.	21,066	1,220,531
#	Daesang Corp.	62,955	1,058,141
#	Daesang Holdings Co. Ltd.	46,079	345,213
#	Daesung Energy Co. Ltd.	22,772	124,705
#*	Daewon Cable Co. Ltd.	92,840	182,727
#	Daewon Pharmaceutical Co. Ltd.	54,458	528,499
#*	Daewoo Engineering & Construction Co. Ltd.	519,091	1,295,104
	Daewoong Co. Ltd.	27,115	386,991

		Shares	Value»
SOUTH KOREA — (Continued)
#	Daewoong Pharmaceutical Co. Ltd.	12,821	$1,245,897
*	Dahaam E-Tec Co. Ltd.	2,100	0
	Daihan Pharmaceutical Co. Ltd.	11,480	213,193
	Daishin Securities Co. Ltd.	112,901	1,422,010
#*	Danal Co. Ltd.	141,692	287,384
	Daol Investment & Securities Co. Ltd.	107,802	257,026
	Daou Data Corp.	46,710	389,088
	Daou Technology, Inc.	91,181	1,392,620
*	Dasan Networks, Inc.	25,040	48,852
#*	Dawonsys Co. Ltd.	86,984	528,114
#	DB HiTek Co. Ltd.	24,304	657,012
	DB Securities Co. Ltd.	85,680	383,164
#*	DB, Inc.	207,239	188,523
*	DE&T Co. Ltd.	2,672	10,749
#	Dear U Co. Ltd.	14,491	485,869
#	Dentium Co. Ltd.	18,136	930,880
	Deutsch Motors, Inc.	51,870	171,532
#*	Devsisters Co. Ltd.	5,475	152,227
	DI Dong Il Corp.	55,300	1,608,764
#	Digital Daesung Co. Ltd.	44,050	236,711
#*	DIO Corp.	26,897	368,276
#	DIT Corp.	12,232	110,551
#	DL E&C Co. Ltd.	80,279	2,453,687
#	DL Holdings Co. Ltd.	6,559	149,917
*	DMOA Co. Ltd.	13,817	47,323
	DMS Co. Ltd.	48,116	214,263
#	DN Automotive Corp.	46,443	672,554
	Dohwa Engineering Co. Ltd.	24,886	114,664
#	Dong-A Socio Holdings Co. Ltd.	9,217	669,791
	Dong-A ST Co. Ltd.	7,944	268,811
	Dong-Ah Geological Engineering Co. Ltd.	1,333	13,869
	Dongbang Transport Logistics Co. Ltd.	76,445	128,115
#	Dongjin Semichem Co. Ltd.	79,132	1,620,272
	Dongkoo Bio & Pharma Co. Ltd.	16,523	62,972

1038

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	DongKook Pharmaceutical Co. Ltd.	83,756	$894,746
	Dongkuk Holdings Co. Ltd.	38,539	195,284
	Dongkuk Industries Co. Ltd.	98,378	258,591
	Dongkuk Steel Mill Co. Ltd.	79,401	512,197
	Dongsung Chemical Co. Ltd.	76,998	222,876
#	Dongsung Finetec Co. Ltd.	60,256	1,051,330
#*	Dongwha Enterprise Co. Ltd.	45,045	269,269
	Dongwha Pharm Co. Ltd.	68,807	304,071
	Dongwon Development Co. Ltd.	40,667	66,740
	Dongwon F&B Co. Ltd.	22,886	593,389
#	Dongwon Systems Corp.	15,197	349,317
#	Dongwoon Anatech Co. Ltd.	51,143	758,279
	Dongyang E&P, Inc.	14,152	200,140
#*	Doosan Fuel Cell Co. Ltd.	106,882	1,146,818
#	Doosan Tesna, Inc.	12,912	229,269
#	DoubleUGames Co. Ltd.	39,354	1,561,539
	Douzone Bizon Co. Ltd.	2,782	119,340
#*	Dream Security Co. Ltd.	62,038	152,003
#	Dreamtech Co. Ltd.	106,192	475,783
#*	DRTECH Corp.	163,808	217,914
#*	DS Dansuk Co. Ltd.	8,721	156,419
#*	Duk San Neolux Co. Ltd.	38,011	796,476
*	Duksan Techopia Co. Ltd.	4,254	66,708
	DY Corp.	22,744	63,396
*††	E Investment&Development Co. Ltd.	74,253	13,634
	Easy Bio, Inc.	4,438	16,999
	Easy Holdings Co. Ltd.	92,222	222,642
	Echo Marketing, Inc.	20,864	121,855
	Ecopro HN Co. Ltd.	7,509	147,717

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Edge Foundry Co. Ltd.	83,540	$221,645
*††	Ehwa Technologies Information Co. Ltd.	455,538	54,158
	E-MART, Inc.	11,988	771,227
#*	EMRO, Inc.	16,487	617,734
#*	EM-Tech Co. Ltd.	42,707	366,345
#*	Enchem Co. Ltd.	9,166	510,776
#	ENF Technology Co. Ltd.	28,570	496,319
*	Enzychem Lifesciences Corp.	76,519	62,403
	Eo Technics Co. Ltd.	4,209	340,881
*††	E-TRON Co. Ltd.	1,594,702	42,069
#*	Eubiologics Co. Ltd.	66,644	616,134
#	Eugene Corp.	123,531	303,225
#	Eugene Investment & Securities Co. Ltd.	188,630	367,655
	Eugene Technology Co. Ltd.	48,507	1,161,839
	Eusu Holdings Co. Ltd.	28,440	110,987
*	EV Advanced Material Co. Ltd.	35,578	36,074
*	E-World	49,871	49,563
#*	Exem Co. Ltd.	127,408	193,103
#	Exicon Co. Ltd.	13,693	98,529
#*	Fine Semitech Corp.	40,341	501,978
#*	Firstec Co. Ltd.	96,567	243,891
*††	Flask Co. Ltd.	70,072	29,170
#*	Foosung Co. Ltd.	156,597	482,897
	Fursys, Inc.	10,910	344,172
#	Gabia, Inc.	41,698	646,558
#*	GAEASOFT	28,220	196,254
#	Galaxia Moneytree Co. Ltd.	61,913	364,181
#*	GAMSUNG Corp. Co. Ltd.	155,481	395,882
#*	Gaon Cable Co. Ltd.	8,771	374,118
*	Gaonchips Co. Ltd.	832	24,057
*	GC Cell Corp.	15,634	226,735
*	Genexine, Inc.	35,704	115,126
	Geumhwa PSC Co. Ltd.	5,152	95,359
*	Giantstep, Inc.	2,802	13,440
#	Global Standard Technology Co. Ltd.	34,790	419,828
#*	Global Tax Free Co. Ltd.	70,125	274,960
*	GnBS eco Co. Ltd.	20,448	50,355
#	GOLFZON Co. Ltd.	13,009	599,973
#	Gradiant Corp.	19,305	184,747

1039

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Grand Korea Leisure Co. Ltd.	41,693	$356,251
	Green Cross Corp.	11,208	978,029
#	Green Cross Holdings Corp.	23,763	233,898
*††	Green Pine Tree Co. Ltd.	4,742	627
#	GS Engineering & Construction Corp.	151,435	1,946,681
#	GS Global Corp.	117,056	211,128
	GS Retail Co. Ltd.	13,475	140,236
	Gwangju Shinsegae Co. Ltd.	8,124	159,259
	HAESUNG DS Co. Ltd.	27,800	451,846
	Han Kuk Carbon Co. Ltd.	101,139	1,382,265
#	Hana Materials, Inc.	18,247	356,191
#	Hana Micron, Inc.	122,607	939,092
#	Hana Tour Service, Inc.	28,813	1,054,838
#*	Hanall Biopharma Co. Ltd.	37,857	739,858
#	Hancom, Inc.	45,561	685,856
	Handok, Inc.	10,843	89,238
	Handsome Co. Ltd.	23,736	258,212
#	Hanil Cement Co. Ltd.	42,854	540,533
#	Hanil Feed Co. Ltd.	49,655	124,468
	Hanil Holdings Co. Ltd.	42,979	447,745
#	Hanjin Transportation Co. Ltd.	20,132	271,281
*	HanJung Natural Connectivity System Co. Ltd.	1,750	33,143
#	Hankook Cosmetics Manufacturing Co. Ltd.	4,336	169,302
#	Hankook Shell Oil Co. Ltd.	2,067	538,145
#	HanmiGlobal Co. Ltd.	23,691	267,477
#	Hannong Chemicals, Inc.	22,149	232,503
	Hansae Yes24 Holdings Co. Ltd.	9,629	25,401
#	Hanshin Machinery Co.	52,839	113,322
#	Hansol Chemical Co. Ltd.	14,160	1,153,840
	Hansol Paper Co. Ltd.	6,035	35,575

		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Technics Co. Ltd.	67,237	$225,861
	Hanssem Co. Ltd.	8,104	241,991
*	Hanwha Engine	128,636	2,472,268
	Hanwha General Insurance Co. Ltd.	139,039	398,626
#*	Hanwha Investment & Securities Co. Ltd.	386,884	935,613
	Hanyang Eng Co. Ltd.	32,984	377,128
	Hanyang Securities Co. Ltd.	27,737	261,111
*	Harim Co. Ltd.	130,329	280,434
	Harim Holdings Co. Ltd.	17,906	75,289
	HB SOLUTION Co. Ltd.	39,501	67,637
	HB Technology Co. Ltd.	65,188	89,545
#	HD Hyundai Construction Equipment Co. Ltd.	25,882	1,232,487
#*	HD Hyundai Energy Solutions Co. Ltd.	10,284	206,793
#	HD Hyundai Infracore Co. Ltd.	327,959	1,905,238
#	HDC Holdings Co. Ltd.	76,944	1,040,176
	HDC Hyundai Development Co-Engineering & Construction	103,488	1,810,709
*	HD-Hyundai Marine Engine	47,003	1,222,746
#	Hecto Innovation Co. Ltd.	21,342	177,157
*	Heung-A Shipping Co. Ltd.	42,457	46,548
#*	HFR, Inc.	6,961	89,715
	High Tech Pharm Co. Ltd.	9,652	90,287
	Hite Jinro Co. Ltd.	82,045	1,115,659
#	HK inno N Corp.	38,595	1,094,281
	HL Holdings Corp.	12,407	319,454
	HL Mando Co. Ltd.	74,746	1,961,232
*	HLB Biostep Co. Ltd.	74,494	85,739
*	HLB Global Co. Ltd.	15,755	34,064
*	HLB Life Science Co. Ltd.	45,415	200,782
#*	Hotel Shilla Co. Ltd.	36,737	1,134,880

1040

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	HS Hyosung Advanced Materials Corp.	3,749	$468,878
*	HS Hyosung Corp.	2,755	79,224
	HS Industries Co. Ltd.	79,327	261,809
	Humedix Co. Ltd.	17,078	480,973
	Huons Co. Ltd.	26,666	474,910
	Huons Global Co. Ltd.	19,370	682,388
#	Husteel Co. Ltd.	68,021	229,421
#	Hwa Shin Co. Ltd.	51,695	286,615
	Hwaseung Enterprise Co. Ltd.	13,047	71,201
	Hy-Lok Corp.	20,117	408,428
#	Hyosung Corp.	12,405	463,136
	Hyosung Heavy Industries Corp.	936	323,736
#	Hyosung TNC Corp.	5,907	988,122
	Hyundai Bioland Co. Ltd.	6,856	20,825
	Hyundai BNG Steel Co. Ltd.	22,603	193,999
#	HYUNDAI Corp.	17,473	279,177
#	Hyundai Department
	Store Co. Ltd.	36,237	1,522,219
	Hyundai Elevator Co. Ltd.	8,506	441,603
	HYUNDAI EVERDIGM Corp.	3,301	19,886
	Hyundai Ezwel Co. Ltd.	18,273	68,148
	Hyundai Futurenet Co. Ltd.	73,607	148,831
	Hyundai GF Holdings	23,930	91,651
	Hyundai Green Food	34,518	377,831
	Hyundai Home Shopping Network Corp.	623	21,274
	Hyundai Livart Furniture Co. Ltd.	31,803	162,533
	Hyundai Motor Securities Co. Ltd.	46,975	215,946
#	Hyundai Movex Co. Ltd.	82,239	259,608
	Hyundai Wia Corp.	45,417	1,366,876
#	HyVision System, Inc.	35,874	400,134
#	i3system, Inc.	15,256	611,865
#*	Il Dong Pharmaceutical Co. Ltd.	46,117	383,590

		Shares	Value»
SOUTH KOREA — (Continued)
	Iljin Diamond Co. Ltd.	10,553	$90,933
#	Iljin Electric Co. Ltd.	76,462	1,358,755
	Iljin Holdings Co. Ltd.	26,180	70,355
#*	Iljin Hysolus Co. Ltd.	19,854	189,089
	Iljin Power Co. Ltd.	13,992	90,373
	Ilshin Spinning Co. Ltd.	39,104	237,993
*	Ilshin Stone Co. Ltd.	29,540	45,817
	Ilyang Pharmaceutical Co. Ltd.	8,108	70,232
	iM Financial Group Co. Ltd.	428,318	3,096,899
	iMarketKorea, Inc.	29,886	166,993
	InBody Co. Ltd.	38,971	662,017
	Incar Financial Service Co. Ltd.	8,100	47,399
	Inhwa Precision Co. Ltd.	830	23,347
	Innocean Worldwide, Inc.	22,846	292,810
	InnoWireless Co. Ltd.	14,619	199,729
#	Innox Advanced Materials Co. Ltd.	42,455	681,700
#*	Insun ENT Co. Ltd.	101,302	364,604
#	Intellian Technologies, Inc.	13,581	366,607
#	Intelligent Digital Integrated Security Co. Ltd.	12,279	142,667
*	Interflex Co. Ltd.	6,179	36,355
††	Interojo Co. Ltd.	24,056	73,936
#	INTOPS Co. Ltd.	32,084	363,690
	iNtRON Biotechnology, Inc.	65,534	188,971
	INVENI Co. Ltd.	2,976	106,218
	IS Dongseo Co. Ltd.	43,894	559,973
#	ISC Co. Ltd.	28,505	993,052
	i-SENS, Inc.	57,878	667,167
#*	ISU Abxis Co. Ltd.	60,528	215,787
*	ISU Chemical Co. Ltd.	45,355	180,405
*	ISU Specialty Chemical	47,981	1,457,048
#*	ITEK, Inc.	25,379	103,268
*	J Steel Co. Holdings, Inc.	9,546	12,042
#*	Jahwa Electronics Co. Ltd.	32,011	268,298
	JB Financial Group Co. Ltd.	118,468	1,423,401

1041

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Jeil Pharmaceutical Co. Ltd.	5,428	$47,624
#*	Jeju Semiconductor Corp.	98,093	870,714
*	JETEMA Co. Ltd.	2,065	10,601
#	Jinsung T.E.C.	32,603	206,817
#*	JNTC Co. Ltd.	28,417	274,019
#	Jusung Engineering Co. Ltd.	82,875	1,956,088
	JVM Co. Ltd.	13,712	223,528
	JW Holdings Corp.	189,488	410,286
#	JW Pharmaceutical Corp.	44,214	694,271
#	K Car Co. Ltd.	29,897	294,564
#*	Kakao Games Corp.	89,654	895,323
	Kangnam Jevisco Co. Ltd.	18,630	155,564
#*	Kangstem Biotech Co. Ltd.	83,163	133,369
*	Kangwon Energy Co. Ltd.	4,230	21,175
	KC Co. Ltd.	27,573	360,392
#	KC Tech Co. Ltd.	30,014	553,168
	KCC Glass Corp.	21,916	493,612
#*	KEC Corp.	263,601	135,959
#	KEPCO Plant Service & Engineering Co. Ltd.	43,340	1,338,869
	KG Chemical Corp.	25,124	70,374
#	KG Dongbusteel	61,105	254,683
*	KG Mobility Co.	28,328	64,966
#	Kginicis Co. Ltd.	41,532	255,371
	KGMobilians Co. Ltd.	40,320	119,800
#	KH Vatec Co. Ltd.	49,877	323,143
*††	Kib Plug Energy	33,369	9,061
#	KINX, Inc.	8,997	499,291
	KISCO Corp.	60,091	359,267
	KISCO Holdings Co. Ltd.	31,963	468,968
	KISWIRE Ltd.	35,588	433,216
*	KMW Co. Ltd.	56,697	342,896
#*	KNJ Co. Ltd.	15,605	173,501
#	Koh Young Technology, Inc.	186,625	1,815,601
	Kolmar BNH Co. Ltd.	27,237	258,406
#	Kolmar Holdings Co. Ltd.	60,370	404,751
#	Kolmar Korea Co. Ltd.	34,848	1,862,361
#	Kolon Corp.	19,104	313,739
	Kolon Industries, Inc.	46,574	988,263
#*	Kolon Life Science, Inc.	11,788	217,238

		Shares	Value»
SOUTH KOREA — (Continued)
#	KoMiCo Ltd.	19,025	$786,592
#	KONA I Co. Ltd.	10,350	282,602
	Korea Alcohol Industrial Co. Ltd.	45,206	289,382
	Korea Asset In Trust Co. Ltd.	61,330	100,472
	Korea Cast Iron Pipe Industries Co. Ltd.	7,969	40,193
*	Korea Circuit Co. Ltd.	28,928	206,420
#	Korea District Heating Corp.	5,230	194,976
	Korea Electric Terminal Co. Ltd.	17,663	800,728
#	Korea Electronic Power Industrial Development Co. Ltd.	52,760	469,971
	Korea Export Packaging Industrial Co. Ltd.	44,390	87,283
*	Korea Information & Communications Co. Ltd.	37,386	203,477
	Korea Information Certificate Authority, Inc.	14,595	45,107
#*	Korea Line Corp.	419,991	449,375
#	Korea Petrochemical Ind Co. Ltd.	7,752	458,296
	Korea Petroleum Industries Co.	3,083	28,072
	Korea Real Estate Investment & Trust Co. Ltd.	356,310	264,559
	Korea United Pharm, Inc.	33,488	460,497
	Korean Reinsurance Co.	451,550	2,570,395
	KPX Chemical Co. Ltd.	1,968	62,134
	KSS LINE Ltd.	47,736	300,908
#*††	Kuk-il Paper Manufacturing Co. Ltd.	190,710	20,124
*	Kumho HT, Inc.	94,818	42,330
*	Kumho Tire Co., Inc.	181,488	614,279
	Kwang Dong Pharmaceutical Co. Ltd.	112,403	433,446
	Kyeryong Construction Industrial Co. Ltd.	18,316	328,540

1042

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kyobo Securities Co. Ltd.	47,296	$219,410
#	Kyung Dong Navien Co. Ltd.	21,138	1,081,841
	KyungDong City Gas Co. Ltd.	6,435	79,911
#	Kyungdong Pharm Co. Ltd.	46,653	189,401
	Kyung-In Synthetic Corp.	86,219	192,183
#	KZ Precision Corp.	17,846	149,087
	L&C Bio Co. Ltd.	7,961	124,336
*	L&K Biomed Co. Ltd.	21,449	103,375
#	Lake Materials Co. Ltd.	115,339	1,038,471
#	Lee Ku Industrial Co. Ltd.	40,118	119,993
	LF Corp.	39,784	416,247
*	LOT Vacuum Co. Ltd.	30,677	188,870
#	Lotte Chilsung Beverage Co. Ltd.	9,848	759,946
*	Lotte Data Communication Co.	5,033	66,571
#*	Lotte Energy Materials Corp.	52,445	836,496
	LOTTE Fine Chemical Co. Ltd.	42,524	1,038,732
	LOTTE Himart Co. Ltd.	34,338	182,112
*	Lotte Non-Life Insurance Co. Ltd.	133,537	161,806
	Lotte Rental Co. Ltd.	39,177	809,658
	Lotte Shopping Co. Ltd.	19,802	939,671
#*	Lotte Tour Development Co. Ltd.	65,068	496,631
#	Lotte Wellfood Co. Ltd.	3,531	294,245
	LS Eco Energy Ltd.	35,473	802,600
#	LS Marine Solution Co. Ltd.	41,609	523,212
#	LS Materials Ltd.	19,490	152,870
#*	LVMC Holdings	293,775	360,878
	LX Hausys Ltd.	3,983	80,817
	LX Holdings Corp.	72,830	335,476
	LX International Corp.	80,294	1,497,540
#	LX Semicon Co. Ltd.	29,995	1,141,607
#	M.I.Tech Co. Ltd.	26,692	151,227
	Macrogen, Inc.	14,300	161,118

		Shares	Value»
SOUTH KOREA — (Continued)
	Maeil Dairies Co. Ltd.	2,274	$58,971
#*	Manyo Co. Ltd.	9,701	125,786
	Mcnex Co. Ltd.	36,111	608,416
*	Medipost Co. Ltd.	25,858	166,894
#	Medytox, Inc.	13,641	1,675,844
#*	Meerecompany, Inc.	10,737	136,470
	MegaStudy Co. Ltd.	20,057	150,453
#	MegaStudyEdu Co. Ltd.	26,459	892,450
	Mgame Corp.	40,981	146,325
	Mi Chang Oil Industrial Co. Ltd.	981	71,209
#*	MiCo Ltd.	74,179	543,190
*	Micro Digital Co. Ltd.	5,109	34,038
*	Mirae Asset Life Insurance Co. Ltd.	94,577	361,357
	Mirae Asset Venture Investment Co. Ltd.	18,274	62,366
#	Miwon Chemicals Co. Ltd.	3,654	202,827
#	Miwon Commercial Co. Ltd.	5,072	683,972
	Miwon Specialty Chemical Co. Ltd.	5,925	660,410
#	MK Electron Co. Ltd.	57,809	308,077
	MNTech Co. Ltd.	63,871	354,153
#	Modetour Network, Inc.	36,249	286,448
*	MONAYONGPYONG.	21,228	66,156
	Motonic Corp.	7,832	52,789
#	Motrex Co. Ltd.	36,574	220,616
#*	MS Autotech Co. Ltd.	89,091	146,083
	Muhak Co. Ltd.	14,237	73,003
	Myoung Shin Industrial Co. Ltd.	15,741	92,526
#	Namhae Chemical Corp.	65,840	315,725
#*	Namsun Aluminum Co. Ltd.	259,906	260,424
	Namuga Co. Ltd.	27,708	251,269
	Namyang Dairy Products Co. Ltd.	6,479	346,816
*	NanoenTek, Inc.	10,327	24,890
#	NeoPharm Co. Ltd.	21,216	205,239
#	Neosem, Inc.	19,145	134,649
#*	Neowiz	43,589	716,649
	Neowiz Holdings Corp.	6,517	96,301
#*	NEPES Corp.	45,134	217,084
#*	Neptune Co.	25,923	134,163

1043

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	New Power Plasma Co. Ltd.	52,076	$169,691
	Nexen Corp.	108,320	359,027
#*	Nexon Games Co. Ltd.	46,096	418,489
#	NEXTIN, Inc.	18,543	698,815
#	NHN Corp.	31,108	485,328
#	NHN KCP Corp.	80,285	435,053
*	NIBEC Co. Ltd.	2,859	40,280
	NICE Holdings Co. Ltd.	60,819	481,473
	Nice Information & Telecommunication, Inc.	8,543	111,687
#	NICE Information Service Co. Ltd.	122,690	1,114,105
	Nong Shim Holdings Co. Ltd.	5,721	270,086
	NOROO Paint & Coatings Co. Ltd.	10,940	63,916
	NOVAREX Co. Ltd.	11,174	80,251
	NPC	58,198	167,955
*	NUVOTEC Co. Ltd.	50,183	57,938
	OCI Co. Ltd.	738	28,622
	OCI Holdings Co. Ltd.	36,831	1,677,387
*	OptoElectronics Solutions Co. Ltd.	7,246	46,665
#	Oriental Precision & Engineering Co. Ltd.	52,444	203,666
#	Orion Holdings Corp.	62,522	805,454
*	OSTEONIC Co. Ltd.	29,285	142,619
	Otoki Corp.	3,352	944,103
*	Paik Kwang Industrial Co. Ltd.	98,951	453,568
#	Paradise Co. Ltd.	123,837	1,078,833
#	Park Systems Corp.	13,163	1,875,244
	Partron Co. Ltd.	105,103	507,844
#	People & Technology, Inc.	46,945	1,340,156
	PHA Co. Ltd.	23,841	166,008
	PharmaResearch Co. Ltd.	15,070	3,991,576
#	Pharmicell Co. Ltd.	129,668	963,677
#*	Philoptics Co. Ltd.	44,336	952,670
#	PI Advanced Materials Co. Ltd.	53,939	621,177
#*	Polaris AI Corp.	122,377	209,648
#*	Polaris Office Corp.	29,669	105,017
	Poongsan Corp.	51,718	2,159,384
	Poongsan Holdings Corp.	37,452	755,177

		Shares	Value»
SOUTH KOREA — (Continued)
#	Posco M-Tech Co. Ltd.	72,480	$616,195
#	POSCO Steeleon Co. Ltd.	5,739	152,274
#*	Power Logics Co. Ltd.	70,717	230,396
*	Prestige Biologics Co. Ltd.	3,993	11,702
#	Protec Co. Ltd.	14,082	237,522
#	PSK, Inc.	61,581	772,461
#	Pulmuone Co. Ltd.	26,098	269,552
#	Pumtech Korea Co. Ltd.	13,185	507,175
*	Refine Co. Ltd.	15,771	137,864
#*	Reyon Pharmaceutical Co. Ltd.	21,786	174,183
	RFHIC Corp.	16,463	178,928
*	RFTech Co. Ltd.	26,194	68,531
#*	Robostar Co. Ltd.	21,039	363,390
*	Robotis Co. Ltd.	10,858	262,153
#	Rorze Systems Corp.	13,518	138,806
#	S&S Tech Corp.	46,108	1,115,929
*	Sajo Industries Co. Ltd.	6,890	175,428
	Sajodaerim Corp.	3,239	86,700
	Sam Young Electronics Co. Ltd.	27,048	202,609
	Sam Yung Trading Co. Ltd.	53,069	509,720
#	Samchully Co. Ltd.	5,272	339,951
	SAMHWA Paints Industrial Co. Ltd.	28,229	119,144
#	Samick THK Co. Ltd.	29,411	202,997
#*	Samil Pharmaceutical Co. Ltd.	33,169	305,108
	Samji Electronics Co. Ltd.	13,833	101,959
	Samjin Pharmaceutical Co. Ltd.	27,872	349,820
	Sammok S-Form Co. Ltd.	17,220	254,764
#	SAMPYO Cement Co. Ltd.	81,342	179,869
*	Samsung Pharmaceutical Co. Ltd.	87,379	92,205
	SAMT Co. Ltd.	211,277	402,892
#	Samwha Capacitor Co. Ltd.	26,881	469,350
	Samyang Corp.	2,657	89,431

1044

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Samyang Foods Co. Ltd.	2,795	$1,907,700
#	Samyang Holdings Corp.	10,226	442,587
	Samyang Tongsang Co. Ltd.	2,102	68,464
	Samyoung Co. Ltd.	58,165	165,420
#	Sang-A Frontec Co. Ltd.	33,799	371,495
*	Sangbo Corp.	36,657	28,223
	Saramin Co. Ltd.	17,733	195,896
#	Satrec Initiative Co. Ltd.	22,920	724,796
*††	SBW	17,624	31,267
#	SD Biosensor, Inc.	113,728	751,948
	SeAH Besteel Holdings Corp.	34,022	428,240
	SeAH Holdings Corp.	3,283	212,563
#	SeAH Steel Corp.	3,625	451,284
	SeAH Steel Holdings Corp.	5,936	938,768
	Sebang Co. Ltd.	28,135	225,876
	Sebang Global Battery Co. Ltd.	18,787	910,389
#	Seegene, Inc.	80,908	1,496,059
	Segyung Hitech Co. Ltd.	6,340	31,391
#	Sejin Heavy Industries Co. Ltd.	51,963	317,820
#	Seobu T&D	89,612	362,922
	Seohee Construction Co. Ltd.	11,969	14,588
#*	Seojin System Co. Ltd.	53,663	769,440
*	Seoul Auction Co. Ltd.	21,719	135,325
#*	Seoul Semiconductor Co. Ltd.	99,509	465,886
	Seoyon Co. Ltd.	52,444	274,305
#	Seoyon E-Hwa Co. Ltd.	34,258	284,020
*††	Sewon E&C Co. Ltd.	103,618	12,829
#	SFA Engineering Corp.	50,747	724,624
#*	SFA Semicon Co. Ltd.	212,634	447,772
	SGC Energy Co. Ltd.	15,166	248,619
	Shinil Electronics Co. Ltd.	181,208	197,097
#	Shinsegae International, Inc.	23,706	163,651
	Shinsegae, Inc.	17,772	1,970,423

		Shares	Value»
SOUTH KOREA — (Continued)
#	Shinsung Delta Tech Co. Ltd.	17,429	$727,369
#*	Shinsung E&G Co. Ltd.	363,332	349,261
*	Shinyoung Securities Co. Ltd.	17,134	1,073,100
	Showbox Corp.	20,160	46,076
#	SIMMTECH Co. Ltd.	56,473	627,065
	SIMPAC, Inc.	9,817	28,095
	Sindoh Co. Ltd.	10,505	318,134
	SK Chemicals Co. Ltd.	25,289	707,774
	SK Discovery Co. Ltd.	30,848	902,803
#*	SK Eternix Co. Ltd.	38,974	466,576
	SK Gas Ltd.	6,987	1,177,324
*Ω	SK IE Technology Co. Ltd.	10,766	169,606
#	SK Networks Co. Ltd.	309,396	918,867
#*	SK oceanplant Co. Ltd.	79,243	834,619
	SK Securities Co. Ltd.	888,955	302,186
#	SL Corp.	48,829	1,127,677
*	SMEC Co. Ltd.	56,803	108,016
#	SNT Dynamics Co. Ltd.	41,800	975,071
	SNT Holdings Co. Ltd.	24,371	568,826
	SNT Motiv Co. Ltd.	57,546	1,116,894
*	SOCAR, Inc.	655	6,677
#	Solid, Inc.	153,225	768,788
#*	SOLUM Co. Ltd.	111,224	1,287,223
	Solus Advanced Materials Co. Ltd.	77,203	463,650
	Songwon Industrial Co. Ltd.	40,517	325,638
#	Soop Co. Ltd.	24,718	1,426,187
	Soosan Industries Co. Ltd.	8,489	118,632
#	Soulbrain Co. Ltd.	1,791	218,175
#	Soulbrain Holdings Co. Ltd.	18,254	400,629
#	SPG Co. Ltd.	39,138	688,605
#	ST Pharm Co. Ltd.	19,931	1,106,420
#	STIC Investments, Inc.	123,274	858,594
	Straffic Co. Ltd.	43,520	120,714
*	Studio Dragon Corp.	30,469	1,098,026
#	Suheung Co. Ltd.	15,919	160,185
*	Sukgyung AT Co. Ltd.	7,443	258,479

1045

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Sung Kwang Bend Co. Ltd.	53,485	$1,024,766
*	Sungeel Hitech Co. Ltd.	9,346	221,321
#	Sungshin Cement Co. Ltd.	44,933	290,868
#	Sungwoo Hitech Co. Ltd.	128,507	503,689
#	Sunjin Co. Ltd.	25,264	104,274
*	Suprema, Inc.	13,237	302,048
#*	SY Co. Ltd.	54,902	143,716
#*	Synergy Innovation Co. Ltd.	120,206	242,875
#*	Synopex, Inc.	256,749	1,144,573
#	Systems Technology, Inc.	37,695	528,459
#	T&L Co. Ltd.	12,428	630,067
	Tae Kyung Industrial Co. Ltd.	33,888	117,485
#	Taekwang Industrial Co. Ltd.	710	378,135
*	Taesung Co. Ltd.	1,213	17,582
*	Taewoong Co. Ltd.	24,606	260,201
#	TCC Steel	43,779	614,921
#	TechWing, Inc.	97,261	2,336,937
	Telechips, Inc.	28,079	267,485
#	TES Co. Ltd.	45,212	640,543
#	TK Corp.	47,666	705,482
#	TKG Huchems Co. Ltd.	52,809	597,143
#	TLB Co. Ltd.	18,038	217,757
#	Tokai Carbon Korea Co. Ltd.	17,011	1,023,795
*	Tongyang Life Insurance Co. Ltd.	96,146	413,378
	Toptec Co. Ltd.	46,092	133,861
	Tovis Co. Ltd.	39,177	435,287
	TS Corp.	140,490	336,137
#	TSE Co. Ltd.	8,349	240,238
*	Tuksu Construction Co. Ltd.	8,187	47,052
*	Tway Air Co. Ltd.	17,213	25,714
#	TYM Corp.	89,222	281,801
	UBCare Co. Ltd.	70,003	185,960
#	Ubiquoss Holdings, Inc.	32,753	227,549
	Ubiquoss, Inc.	39,775	210,223
	Uju Electronics Co. Ltd.	15,673	302,179
#*	Uni-Chem Co. Ltd.	147,216	169,698
#	Unid Co. Ltd.	12,791	790,302
#	Union Semiconductor Equipment & Materials Co. Ltd.	60,412	251,721

		Shares	Value»
SOUTH KOREA — (Continued)
*	Unison Co. Ltd.	146,687	$123,423
#*	UniTest, Inc.	50,562	351,321
	Value Added Technology Co. Ltd.	26,781	382,406
#	VICTEK Co. Ltd.	61,203	176,212
*††	Vidente Co. Ltd.	57,951	25,398
#	Vieworks Co. Ltd.	29,404	507,620
*	Vina Tech Co. Ltd.	10,773	189,851
	VIOL Co. Ltd.	15,163	89,552
	Vitzrocell Co. Ltd.	48,568	815,936
#*	VM, Inc.	32,182	262,954
#*	VT Co. Ltd.	54,440	1,462,709
#	Webzen, Inc	44,001	426,781
*††	Wellbiotec Co. Ltd.	132,296	18,986
	Whanin Pharmaceutical Co. Ltd.	31,370	258,778
	WiSoL Co. Ltd.	44,273	213,197
#	Won Tech Co. Ltd.	31,985	184,923
#*	Wonik Holdings Co. Ltd.	94,309	274,749
#	WONIK IPS Co. Ltd.	28,192	449,087
#	Wonik Materials Co. Ltd.	17,500	248,634
#	Wonik QnC Corp.	52,975	633,177
	Woojin, Inc.	34,048	192,972
*	Wooree Bio Co. Ltd.	18,462	29,449
#*	Woori Technology Investment Co. Ltd.	101,045	470,311
#*	Woori Technology, Inc.	480,804	679,802
*	Woosu AMS Co. Ltd.	53,438	115,916
#	Worldex Industry & Trading Co. Ltd.	40,391	496,328
*	Wysiwyg Studios Co. Ltd.	42,569	38,034
	Xexymix Corp.	23,387	100,182
	Y G-1 Co. Ltd.	6,593	27,076
#*	YC Corp.	94,783	654,956
#	YG Entertainment, Inc.	36,027	1,700,870
#*	YG PLUS	37,071	142,766
*	YMT Co. Ltd.	5,683	36,095
#	Youlchon Chemical Co. Ltd.	35,492	697,605
#	Young Poong Corp.	6,350	165,862
#	Youngone Corp.	42,784	1,426,645
	Youngone Holdings Co. Ltd.	20,806	1,400,598
	Yuanta Securities Korea Co. Ltd.	217,450	452,649
*	Yulho Co. Ltd.	31,321	38,577

1046

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Yungjin Pharmaceutical Co. Ltd.	220,912	$316,344
	Zeus Co. Ltd.	66,051	601,067
	Zinus, Inc.	3,039	37,280

TOTAL SOUTH KOREA			295,550,805

SPAIN — (0.0%)
	AmRest Holdings SE	115,336	540,049

TAIWAN — (18.3%)
	104 Corp.	1,000	7,144
#	91APP, Inc.	124,000	324,811
	Aaeon Technology, Inc.	10,845	42,597
	Abico Avy Co. Ltd.	328,841	323,146
#	Ability Enterprise Co. Ltd.	595,293	867,633
#	Ability Opto-Electronics Technology Co. Ltd.	224,776	923,124
#	AcBel Polytech, Inc.	1,816,356	1,463,534
#	Acer E-Enabling Service Business, Inc.	20,000	151,294
#*	ACES Electronic Co. Ltd.	333,822	503,307
*	Acon Holding, Inc.	724,560	207,598
	Acter Group Corp. Ltd.	353,980	4,455,986
#	Action Electronics Co. Ltd.	688,000	329,379
#	Actron Technology Corp.	153,151	613,913
#	ADATA Technology Co. Ltd.	1,002,243	2,621,708
#	Addcn Technology Co. Ltd.	95,526	522,076
#*	Adimmune Corp.	512,000	317,612
	Adlink Technology, Inc.	4,000	9,453
#	Advanced Ceramic X Corp.	156,000	594,012
	Advanced International Multitech Co. Ltd.	384,000	816,624
#*	Advanced Optoelectronic Technology, Inc.	354,000	177,158
#	Advanced Power Electronics Corp.	138,000	319,841

		Shares	Value»
TAIWAN — (Continued)
#	Advancetek Enterprise Co. Ltd.	1,051,519	$2,370,063
#	Aero Win Technology Corp.	37,000	68,470
	Aerospace Industrial Development Corp.	2,123,000	3,111,664
#	AGV Products Corp.	1,432,433	502,188
#	AIC, Inc.	34,934	325,690
#	Alexander Marine Co. Ltd.	49,618	220,878
#	Allied Circuit Co. Ltd.	107,845	392,718
#	Allied Supreme Corp.	99,000	753,574
#	Allis Electric Co. Ltd.	540,016	1,567,483
	Alltek Technology Corp.	554,423	668,234
#	Alltop Technology Co. Ltd.	121,774	930,509
#	Alpha Networks, Inc.	834,158	719,767
#	Altek Corp.	803,095	915,764
#	Amazing Microelectronic Corp.	278,352	648,935
#	Ambassador Hotel	1,092,000	1,535,483
#	AMPACS Corp.	140,000	143,704
#	Ampire Co. Ltd.	317,000	298,127
#	Ample Electronic Technology Co. Ltd.	34,000	105,940
#	AMPOC Far-East Co. Ltd.	317,444	871,296
#	AmTRAN Technology Co. Ltd.	1,543,259	691,770
*	Amulaire Thermal Technology, Inc.	133,017	105,059
	Anderson Industrial Corp.	72,000	30,554
#	Anji Technology Co. Ltd.	139,317	128,338
#	Anpec Electronics Corp.	197,007	930,492
	Aopen, Inc.	51,000	73,750
#	Apac Opto Electronics, Inc.	147,000	342,424
#	Apacer Technology, Inc.	315,325	453,719
	APAQ Technology Co. Ltd.	484	1,507
	APCB, Inc.	297,000	135,220
#	Apex Biotechnology Corp.	226,483	222,900
#	Apex Dynamics, Inc.	4,000	84,045

1047

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#*	Apex International Co. Ltd.	462,479	$334,371
	Apex Science & Engineering	205,255	71,832
#	ARBOR Technology Corp.	88,000	126,083
	Arcadyan Technology Corp.	473,055	3,500,597
#	Ardentec Corp.	1,249,274	2,914,162
#	ARES International Corp.	62,000	125,208
	Argosy Research, Inc.	185,396	841,916
#	Asia Optical Co., Inc.	766,000	3,255,955
#	Asia Polymer Corp.	1,156,996	458,640
#	Asia Tech Image, Inc	198,000	598,408
	ASIX Electronics Corp.	101,000	288,000
	ASROCK, Inc.	126,000	693,774
#	ATE Energy International Co. Ltd.	188,000	137,932
#	Aten International Co. Ltd.	344,479	738,138
#	Auden Techno Corp.	44,000	117,565
#	Audix Corp.	279,600	525,185
#	AURAS Technology Co. Ltd.	136,148	2,099,635
#	Aurora Corp.	262,349	501,648
#	Avalue Technology, Inc.	164,000	502,751
#	Avermedia Technologies	36,000	43,423
#	Axiomtek Co. Ltd.	218,765	702,464
#	Azurewave Technologies, Inc.	214,000	306,765
	Bafang Yunji International Co. Ltd.	77,000	441,679
	Bank of Kaohsiung Co. Ltd.	3,506,159	1,302,046
#	Basso Industry Corp.	472,900	550,861
#	BenQ Materials Corp.	556,000	413,710
#	BES Engineering Corp.	4,254,750	1,405,242
#	Billion Electric Co. Ltd.	49,000	47,824
#	Bin Chuan Enterprise Co. Ltd.	224,070	341,837
	Bionime Corp.	95,000	167,154
*	Biostar Microtech International Corp.	631,975	372,346

		Shares	Value»
TAIWAN — (Continued)
	Bioteque Corp.	157,308	$622,410
	Bon Fame Co. Ltd.	40,000	94,559
	Brave C&H Supply Co. Ltd.	75,000	233,593
#	Bright Led Electronics Corp.	375,520	214,338
	Brighton-Best International Taiwan, Inc.	1,344,318	1,402,246
#	Brillian Network & Automation Integrated System Co. Ltd.	63,008	361,346
#	Browave Corp.	197,000	975,616
#	C Sun Manufacturing Ltd.	468,969	2,081,588
#*	Calin Technology Co. Ltd.	101,000	90,986
*	Cameo Communications, Inc.	631,645	174,885
#	Capital Futures Corp.	338,280	513,168
#	Capital Securities Corp.	5,089,501	4,140,809
#*	Career Technology MFG. Co. Ltd.	763,003	279,413
	Castles Technology Co. Ltd.	193,651	419,011
#	Caswell, Inc.	116,000	325,931
	Cathay Chemical Works	30,000	50,878
#	Cathay Consolidated, Inc.	28,598	83,444
#	Cathay Real Estate Development Co. Ltd.	1,613,700	975,550
#	CCP Contact Probes Co. Ltd.	263,978	228,424
#*	Celxpert Energy Corp.	244,919	221,027
	Cenra, Inc.	419,500	455,014
#	Center Laboratories, Inc.	1,527,031	1,706,638
#	Central Reinsurance Co. Ltd.	832,905	684,292
#	Century Iron & Steel Industrial Co. Ltd.	405,000	2,231,868
#	Chain Chon Industrial Co. Ltd.	432,484	181,775

1048

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#*	ChainQui Construction Development Co. Ltd.	445,080	$199,278
#	Chaintech Technology Corp.	20,000	22,225
#*	Champion Building Materials Co. Ltd.	586,465	202,907
#	Champion Microelectronic Corp.	51,000	73,001
	Chang Wah Electromaterials, Inc.	1,297,350	1,746,486
	Chang Wah Technology Co. Ltd.	1,180,425	1,330,936
#	Channel Well Technology Co. Ltd.	655,000	1,486,253
#	Chant Sincere Co. Ltd.	138,000	216,159
	Charoen Pokphand Enterprise	618,483	1,935,461
#	CHC Healthcare Group	293,000	396,449
	CHC Resources Corp.	346,282	779,262
#	Chen Full International Co. Ltd.	342,000	512,830
	Chenbro Micom Co. Ltd.	189,000	1,476,212
#	Chenfull Precision Co. Ltd.	29,000	120,093
#	Cheng Loong Corp.	2,720,383	1,486,604
#*	Cheng Mei Materials Technology Corp.	1,048,524	423,874
#	Cheng Uei Precision Industry Co. Ltd.	891,331	1,366,048
#	Chenming Electronic Technology Corp.	287,437	799,046
	Chia Chang Co. Ltd.	378,000	459,542
#	Chia Hsin Cement Corp.	1,760,643	817,269
#	Chicony Power Technology Co. Ltd.	408,454	1,366,993
	Chief Telecom, Inc.	67,900	917,876
	Chieftek Precision Co. Ltd.	248,847	688,871

		Shares	Value»
TAIWAN — (Continued)
	Chien Kuo Construction Co. Ltd.	324,999	$290,079
	Chien Shing Harbour Service Co. Ltd.	23,000	34,675
*	Chien Shing Stainless Steel Co. Ltd.	86,309	33,126
	China Bills Finance Corp.	2,443,000	1,138,644
#	China Ecotek Corp.	145,000	251,160
#	China Electric Manufacturing Corp.	741,959	316,122
#	China General Plastics Corp.	1,397,461	486,412
#	China Glaze Co. Ltd.	235,002	118,682
#*	China Man-Made Fiber Corp.	3,439,390	683,231
#	China Metal Products	889,603	737,445
#	China Motor Corp.	654,600	1,468,152
#*	China Petrochemical Development Corp.	9,665,553	2,172,706
#	China Steel Chemical Corp.	442,554	1,265,090
#	China Steel Structure Co. Ltd.	282,000	386,424
#	China Wire & Cable Co. Ltd.	252,160	266,205
	Chinese Maritime Transport Ltd.	266,594	337,748
#	Ching Feng Home Fashions Co. Ltd.	396,360	304,392
#	Chin-Poon Industrial Co. Ltd.	1,209,207	1,223,579
*	Chip Hope Co. Ltd.	11,000	13,498
	Chipbond Technology Corp.	2,027,000	4,030,334
#	ChipMOS Technologies, Inc. (8150 TT)	1,671,076	1,382,445
#	Chlitina Holding Ltd.	119,191	424,877
	Chong Hong Construction Co. Ltd.	639,666	1,752,449
#	Chun YU Works & Co. Ltd.	526,050	344,252
#	Chun Yuan Steel Industry Co. Ltd.	1,806,529	1,027,177
#	Chung Hung Steel Corp.	1,727,979	873,571

1049

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chung Hwa Food Industrial Co. Ltd.	126,535	$361,977
#*	Chung Hwa Pulp Corp.	1,310,405	523,781
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	22,000	20,075
#	Chunghwa Precision Test Tech Co. Ltd.	50,000	1,140,977
#	Chyang Sheng Texing Co. Ltd.	304,000	215,744
	Cleanaway Co. Ltd. (8422 TT)	218,000	1,237,889
	Clevo Co.	1,450,200	2,173,268
#	CMC Magnetics Corp.	2,542,108	631,554
#	C-Media Electronics, Inc.	124,000	137,501
#*	CoAsia Electronics Corp.	151,827	264,794
#	Collins Co. Ltd.	351,431	168,508
#	Complex Micro Interconnection Co. Ltd.	64,000	82,142
#	Compucase Enterprise	278,000	571,365
	Concord International Securities Co. Ltd.	472,052	189,601
#	Concord Securities Co. Ltd.	1,722,835	628,764
	Continental Holdings Corp.	1,287,320	980,456
#	Contrel Technology Co. Ltd.	513,000	609,193
	Coremax Corp.	256,215	361,264
#	Coretronic Corp.	1,108,200	2,181,144
#	Co-Tech Development Corp.	754,533	1,126,161
	Coxon Precise Industrial Co. Ltd.	90,000	42,753
	Crowell Development Corp.	78,000	87,325
#	Cryomax Cooling System Corp.	65,175	61,512
#*	CSBC Corp. Taiwan	1,021,000	536,071
	CTCI Advanced Systems, Inc.	9,000	39,688
	CTCI Corp.	1,575,000	1,354,289
#	CTI Traffic Industries Co. Ltd.	92,000	308,512
	CviLux Corp.	218,040	319,533
#	Cyberlink Corp.	127,000	393,854

		Shares	Value»
TAIWAN — (Continued)
#	CyberPower Systems, Inc.	223,650	$1,974,406
#*	CyberTAN Technology, Inc.	972,779	688,631
	Cystech Electronics Corp.	15,750	40,069
#	DA CIN Construction Co. Ltd.	881,368	1,549,147
	Dafeng TV Ltd.	304,870	507,517
#	Dah San Electric Wire & Cable Co. Ltd.	165,600	269,585
#	Da-Li Development Co. Ltd.	1,503,411	2,181,547
#	Darfon Electronics Corp.	658,550	782,670
#	Darwin Precisions Corp.	997,635	356,871
#	Daxin Materials Corp.	191,200	988,087
#	De Licacy Industrial Co. Ltd.	611,881	274,969
	Delpha Construction Co. Ltd.	56,000	58,065
#	Depo Auto Parts Ind Co. Ltd.	302,000	1,723,340
	DFI, Inc.	14,000	27,405
#	Dimerco Data System Corp.	208,612	816,511
	Dimerco Express Corp.	453,945	1,045,299
	DingZing Advanced Materials, Inc.	11,000	44,382
#	D-Link Corp.	1,278,855	657,437
	Donpon Precision, Inc.	138,000	123,627
#	Dr. Wu Skincare Co. Ltd.	57,000	240,480
#	Draytek Corp.	195,000	207,412
#	Drewloong Precision, Inc.	50,128	274,579
#*	Dyaco International, Inc.	249,080	184,168
#	Dynamic Holding Co. Ltd.	732,707	987,397
#	Dynapack International Technology Corp.	480,000	2,610,174
#	Eastech Holding Ltd.	118,000	381,800
*	Eastern Media International Corp.	628,765	321,775

1050

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	eCloudvalley Digital Technology Co. Ltd.	9,000	$25,332
#	ECOVE Environment Corp.	113,000	1,012,383
#*	Edimax Technology Co. Ltd.	599,108	423,808
#	Edison Opto Corp.	262,749	163,002
	Edom Technology Co. Ltd.	732,964	562,039
#	eGalax_eMPIA Technology, Inc.	127,777	170,343
*	Egis Technology, Inc.	48,000	146,257
#	Elan Microelectronics Corp.	907,400	3,732,251
#	E-Lead Electronic Co. Ltd.	197,873	299,573
#	E-LIFE MALL Corp.	295,000	671,236
#*	Elite Advanced Laser Corp.	531,226	3,440,470
	Elite Semiconductor Microelectronics Technology, Inc.	813,200	1,322,139
#	Elitegroup Computer Systems Co. Ltd.	819,254	397,451
#	Emerging Display Technologies Corp.	462,000	347,252
#	ENE Technology, Inc.	54,000	61,906
	Ennoconn Corp.	204,938	1,723,630
#	Ennostar, Inc.	1,588,462	1,796,091
	EnTie Commercial Bank Co. Ltd.	1,631,603	667,750
*	Epileds Technologies, Inc.	108,000	76,963
	Episil-Precision, Inc.	13,000	13,816
	Eris Technology Corp.	38,019	194,563
#	Eson Precision Ind Co. Ltd.	272,000	383,459
	Eternal Materials Co. Ltd.	2,674,985	2,144,142
#	Eurocharm Holdings Co. Ltd.	102,000	494,081
#	Ever Supreme Bio Technology Co. Ltd.	152,025	789,889
*	Everest Textile Co. Ltd.	999,762	211,538
	Evergreen Aviation Technologies Corp.	171,000	557,506

		Shares	Value»
TAIWAN — (Continued)
	Evergreen International Storage & Transport Corp.	1,590,000	$1,439,239
#	EVERGREEN Steel Corp.	436,000	1,126,832
#	Everlight Chemical Industrial Corp.	1,420,606	748,683
#	Everlight Electronics Co. Ltd.	1,251,000	3,000,547
	Evertop Wire Cable Corp.	228,000	172,430
#	Excellence Opto, Inc.	269,000	171,939
#	Excelsior Medical Co. Ltd.	416,985	1,137,049
#	EZconn Corp.	176,609	1,974,488
	Far Eastern Department Stores Ltd.	3,000,000	2,202,105
	Far Eastern International Bank	7,761,544	3,124,963
	Farglory F T Z Investment Holding Co. Ltd.	436,970	469,385
#	Farglory Land Development Co. Ltd.	657,000	1,226,708
	Feature Integration Technology, Inc.	11,000	21,065
#*	Federal Corp.	1,194,238	668,900
#	Feedback Technology Corp.	102,222	343,800
	Feng Hsin Steel Co. Ltd.	1,642,100	3,089,278
#	FineTek Co. Ltd.	53,488	202,130
#	Firich Enterprises Co. Ltd.	659,514	535,919
*	First Copper Technology Co. Ltd.	18,000	19,886
#	First Hi-Tec Enterprise Co. Ltd.	189,580	857,316
	First Hotel	713,350	295,903
#	First Insurance Co. Ltd.	900,179	830,966
#*	First Steamship Co. Ltd.	1,982,612	382,352
#	FIT Holding Co. Ltd.	431,456	634,330
	Fitipower Integrated Technology, Inc.	214,350	1,471,434
*	Fittech Co. Ltd.	138,785	312,448

1051

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	FLEXium Interconnect, Inc.	849,087	$1,348,289
#	Flytech Technology Co. Ltd.	369,309	1,312,745
#	FocalTech Systems Co. Ltd.	183,000	355,979
#	Forcecon Tech Co. Ltd.	172,770	598,900
*	Forest Water Environment Engineering Co. Ltd.	45,408	42,629
#	Formosa Advanced Technologies Co. Ltd.	514,000	427,433
*	Formosa Electronic Industries, Inc.	33,000	36,469
	Formosa International Hotels Corp.	161,329	1,005,848
	Formosa Laboratories, Inc.	261,089	493,560
	Formosa Oilseed Processing Co. Ltd.	233,695	216,648
	Formosa Optical Technology Co. Ltd.	128,000	557,384
	Formosa Sumco Technology Corp.	5,000	12,480
#	Formosa Taffeta Co. Ltd.	1,717,000	890,032
	Formosan Rubber Group, Inc.	644,956	504,516
	Formosan Union Chemical	980,733	531,960
#	Founding Construction & Development Co. Ltd.	629,623	345,532
	Foxsemicon Integrated Technology, Inc.	248,027	2,125,587
	Franbo Lines Corp.	53,328	33,344
	Froch Enterprise Co. Ltd.	581,189	273,947
#	FSP Technology, Inc.	549,427	927,124
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	146,000	75,596
#	Fu Hua Innovation Co. Ltd.	773,798	910,071

		Shares	Value»
TAIWAN — (Continued)
	Fulgent Sun International Holding Co. Ltd.	453,958	$1,446,492
*	Full Wang International Development Co. Ltd.	38,000	32,896
#	Fullerton Technology Co. Ltd.	266,600	206,798
#*	Fulltech Fiber Glass Corp.	1,443,185	1,234,373
	Fusheng Precision Co. Ltd.	273,000	3,045,235
#	Fwusow Industry Co. Ltd.	700,943	310,281
#	G Shank Enterprise Co. Ltd.	506,474	1,157,430
	Gallant Micro Machining Co. Ltd.	2,000	24,194
#	Gamania Digital Entertainment Co. Ltd.	384,000	881,769
#*	GCS Holdings, Inc.	260,000	757,535
#	GEM Services, Inc.	142,570	289,456
	Gemtek Technology Corp.	1,068,219	950,161
*	General Interface Solution GIS Holding Ltd.	533,000	782,046
	General Plastic Industrial Co. Ltd.	196,357	195,253
#	Generalplus Technology, Inc.	195,000	253,987
	Genesys Logic, Inc.	208,000	908,111
#	Genius Electronic Optical Co. Ltd.	151,917	1,784,357
	Genovate Biotechnology Co. Ltd.	63,980	41,142
	GeoVision, Inc.	156,725	307,637
	Getac Holdings Corp.	493,360	1,660,147
	GFC Ltd.	229,600	775,912
#	Giant Manufacturing Co. Ltd.	56,000	228,605
#	Giantplus Technology Co. Ltd.	728,900	302,214
#*	Gigasolar Materials Corp.	62,400	123,678
#*	Gigastorage Corp.	809,965	309,609
#	Global Brands Manufacture Ltd.	858,730	1,635,871

1052

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Global Lighting Technologies, Inc.	284,000	$399,415
	Global Mixed Mode Technology, Inc.	222,000	1,540,243
#	Global PMX Co. Ltd.	140,000	403,089
#	Globe Union Industrial Corp.	635,230	216,786
#	Gloria Material Technology Corp.	1,210,547	1,671,055
	GMI Technology, Inc.	16,000	26,697
#	Golden Long Teng Development Co. Ltd.	107,000	95,300
	Goldsun Building Materials Co. Ltd.	2,513,587	3,087,672
	Good Finance Securities Co. Ltd.	17,000	11,032
#	Good Will Instrument Co. Ltd.	238,869	313,208
#	Gordon Auto Body Parts	315,000	336,135
#	Gourmet Master Co. Ltd.	216,000	618,505
#	Grand Fortune Securities Co. Ltd.	878,683	338,142
#*	Grand Pacific Petrochemical	3,961,280	1,460,063
#	Grand Process Technology Corp.	79,000	2,303,680
#	GrandTech CG Systems, Inc.	204,797	338,106
	Grape King Bio Ltd.	408,000	1,737,626
#	Great China Metal Industry	483,000	346,676
#	Great Taipei Gas Co. Ltd.	1,444,000	1,388,913
#	Great Tree Pharmacy Co. Ltd.	207,069	1,033,094
#	Great Wall Enterprise Co. Ltd.	2,255,001	4,219,815
#	Greatek Electronics, Inc.	978,000	1,681,706
#	Green World FinTech Service Co. Ltd.	167,000	296,251
#	Group Up Industrial Co. Ltd.	98,000	556,278
#	GTM Holdings Corp.	431,150	429,721
	Gudeng Precision Industrial Co. Ltd.	130,094	1,502,845
#	Hannstar Board Corp.	870,277	1,292,654
#*	HannStar Display Corp.	5,666,505	1,255,500

		Shares	Value»
TAIWAN — (Continued)
*	HannsTouch Holdings Co.	1,569,782	$345,278
	Hanpin Electron Co. Ltd.	170,000	248,935
#	Harvatek Corp.	539,949	276,845
#	Heran Co. Ltd.	38,000	101,068
	Hey Song Corp.	1,451,750	1,775,721
	Hi-Clearance, Inc.	106,290	474,780
	Highlight Tech Corp.	257,024	365,083
#	Hi-Lai Foods Co. Ltd.	20,000	91,841
#	HIM International Music, Inc.	60,710	184,400
#	Hitron Technology, Inc.	447,557	304,144
#	Hiyes International Co. Ltd.	21,667	81,137
	Ho Tung Chemical Corp.	2,214,684	582,644
#	Hocheng Corp.	783,734	437,276
#	Holdings-Key Electric Wire & Cable Co. Ltd.	164,726	198,801
#	Holiday Entertainment Co. Ltd.	162,430	390,221
#	Holtek Semiconductor, Inc.	549,000	699,491
#	Holy Stone Enterprise Co. Ltd.	532,655	1,393,694
	Hong Ho Precision Textile Co. Ltd.	115,000	93,497
#	Hong Pu Real Estate Development Co. Ltd.	756,185	702,708
#	Hong TAI Electric Industrial	794,000	765,804
	Hong YI Fiber Industry Co.	249,652	97,103
	Horizon Securities Co. Ltd.	1,136,320	366,377
#	Hota Industrial Manufacturing Co. Ltd.	594,299	1,182,823
	Hotai Finance Co. Ltd.	86,000	182,774
*	Hotron Precision Electronic Industrial Co. Ltd.	65,667	40,374
	Hsin Ba Ba Corp.	11,227	30,849
#	Hsin Kuang Steel Co. Ltd.	581,000	784,404

1053

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hsin Yung Chien Co. Ltd.	157,255	$436,066
#	Hsing TA Cement Co.	488,162	256,018
#*	HTC Corp.	1,777,000	2,151,128
#	Hu Lane Associate, Inc.	258,030	1,225,029
#	HUA ENG Wire & Cable Co. Ltd.	1,109,565	854,950
#	Hua Yu Lien Development Co. Ltd.	149,844	560,097
	Huaku Development Co. Ltd.	903,997	2,948,978
#	Huang Hsiang Construction Corp.	205,800	332,235
	Hung Ching Development & Construction Co. Ltd.	598,000	547,149
#	Hung Sheng Construction Ltd.	1,026,251	732,261
	Huxen Corp.	119,244	187,371
#	Hwa Fong Rubber Industrial Co. Ltd.	717,812	390,947
#	Hwacom Systems, Inc.	278,000	186,181
#	Hwang Chang General Contractor Co. Ltd.	450,687	1,026,540
	Ibase Technology, Inc.	132,000	252,803
#	IBF Financial Holdings Co. Ltd.	8,954,825	3,390,916
#	Ichia Technologies, Inc.	673,000	774,308
#	I-Chiun Precision Industry Co. Ltd.	581,105	1,429,553
#	IEI Integration Corp.	365,832	964,710
#	Infortrend Technology, Inc.	695,163	539,232
	Info-Tek Corp.	203,000	195,930
#	Ingentec Corp.	58,104	215,966
#	Innodisk Corp.	260,819	1,901,825
	Inpaq Technology Co. Ltd.	291,524	625,274
#	Insyde Software Corp.	116,400	934,652
#	Intai Technology Corp.	135,400	454,143
#	Integrated Service Technology, Inc.	215,326	683,797
*	IntelliEPI, Inc.	13,000	39,196

		Shares	Value»
TAIWAN — (Continued)
	Interactive Digital Technologies, Inc.	36,000	$89,432
#*	International CSRC Investment Holdings Co.	2,131,363	708,436
#	Iron Force Industrial Co. Ltd.	122,786	369,094
#	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	778,712
	ITE Technology, Inc.	446,095	1,814,741
	ITEQ Corp.	689,040	1,383,753
#	Jarllytec Co. Ltd.	164,000	632,560
#	Jean Co. Ltd.	287,016	210,330
#	Jetwell Computer Co. Ltd.	16,000	140,302
#	Jia Wei Lifestyle, Inc.	139,000	217,783
#	Jih Lin Technology Co. Ltd.	151,000	221,257
#	Jiin Yeeh Ding Enterprise Co. Ltd.	149,200	299,995
#	Johnson Health Tech Co. Ltd.	158,000	852,548
#	JPC connectivity, Inc.	269,925	1,065,893
#	JPP Holding Co. Ltd.	21,001	93,344
	JSL Construction & Development Co. Ltd.	10,000	25,818
#	K Laser Technology, Inc	533,000	283,428
#	Kaimei Electronic Corp.	278,183	491,528
	Kaori Heat Treatment Co. Ltd.	225,197	1,489,802
	Kedge Construction Co. Ltd.	42,135	103,904
	Keding Enterprises Co. Ltd.	5,000	19,579
	KEE TAI Properties Co. Ltd.	1,154,885	457,933
	Kenda Rubber Industrial Co. Ltd.	1,565,155	1,154,544
	Kerry TJ Logistics Co. Ltd.	732,000	812,299
#	Keystone Microtech Corp.	50,000	458,273
#	KHGEARS International Ltd.	50,000	236,858
#	Kindom Development Co. Ltd.	1,206,900	1,925,252
	King Chou Marine Technology Co. Ltd.	168,920	234,258

1054

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	King Polytechnic Engineering Co. Ltd.	111,300	$163,105
#	King’s Town Bank Co. Ltd.	2,548,701	3,858,682
#*	King’s Town Construction Co. Ltd.	333,074	494,687
	Kingstate Electronics Corp.	27,000	31,940
	Kinik Co.	318,000	2,444,540
#	Kinko Optical Co. Ltd.	357,103	276,762
	Kinpo Electronics	3,476,157	2,170,797
	Kinsus Interconnect Technology Corp.	706,000	1,667,742
	KMC Kuei Meng International, Inc.	140,253	424,544
#	KNH Enterprise Co. Ltd.	483,020	263,046
#	KS Terminals, Inc.	389,482	672,636
#	Kung Long Batteries Industrial Co. Ltd.	244,000	1,087,998
*	Kung Sing Engineering Corp.	1,126,290	431,470
#	Kuo Toong International Co. Ltd.	662,648	1,146,174
#	Kuo Yang Construction Co. Ltd.	544,899	339,911
#	Kwong Fong Industries Corp.	313,691	121,112
	Kwong Lung Enterprise Co. Ltd.	316,000	514,424
	L&K Engineering Co. Ltd.	528,580	3,906,816
#	La Kaffa International Co. Ltd.	68,701	198,935
*	LAN FA Textile	680,933	247,439
	Lang, Inc.	12,000	21,246
#	Lanner Electronics, Inc.	295,650	808,873
#	Laser Tek Taiwan Co. Ltd.	240,128	322,388
#	Laster Tech Corp. Ltd.	167,638	150,149
*	Leader Electronics, Inc.	287,499	103,366
#*	Lealea Enterprise Co. Ltd.	1,995,967	464,684
#	LEE CHI Enterprises Co. Ltd.	581,000	203,288

		Shares	Value»
TAIWAN — (Continued)
#	Lelon Electronics Corp.	317,327	$717,911
	Lemtech Holdings Co. Ltd.	101,055	281,802
	Leo Systems, Inc.	76,000	73,448
*	Leofoo Development Co. Ltd.	130,278	70,146
#*	Li Peng Enterprise Co. Ltd.	1,578,897	307,922
#	Lian HWA Food Corp.	376,631	1,535,621
#	Lingsen Precision Industries Ltd.	1,105,506	487,330
#	Lintes Technology Co. Ltd.	16,573	62,559
#	Lion Travel Service Co. Ltd.	142,000	607,580
#	Liton Technology Corp.	106,000	112,792
#*	Long Bon International Co. Ltd.	469,274	251,711
#	Long Da Construction & Development Corp.	466,000	510,161
#*	Longchen Paper & Packaging Co. Ltd.	2,038,637	581,779
#	Longwell Co.	400,000	957,990
#	Loop Telecommunication International, Inc.	95,000	156,923
	Lucky Cement Corp.	540,000	233,465
#	Lumax International Corp. Ltd.	303,832	904,672
#*	Lung Yen Life Service Corp.	407,000	865,233
	Lungteh Shipbuilding Co. Ltd.	100,800	316,014
	Luxe Green Energy Technology Co. Ltd.	78,280	54,939
	M3 Technology, Inc.	20,000	62,398
#	M31 Technology Corp.	76,561	1,233,682
	Macauto Industrial Co. Ltd.	48,000	76,520
	Macroblock, Inc.	50,000	95,871
#	Macronix International Co. Ltd.	4,840,000	3,008,165
#	Marketech International Corp.	227,000	1,141,245

1055

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Materials Analysis Technology, Inc.	161,320	$786,144
	Maxigen Biotech, Inc.	48,600	65,080
#	Mayer Steel Pipe Corp.	621,080	554,688
	Maywufa Co. Ltd.	69,322	47,820
#	Mechema Chemicals International Corp.	67,000	110,651
*	Medeon Biodesign, Inc.	16,000	25,445
#	Megaforce Co. Ltd.	118,000	101,626
#	Meiloon Industrial Co.	266,184	185,593
#	Mercuries & Associates Holding Ltd.	1,697,367	725,153
*	Mercuries Life Insurance Co. Ltd.	7,114,317	1,229,630
#	Merida Industry Co. Ltd.	219,000	908,341
#	Merry Electronics Co. Ltd.	590,801	2,091,957
	METAAGE Corp.	100,000	159,772
#*	Microbio Co. Ltd.	1,110,897	822,634
#	Mildef Crete, Inc.	193,000	601,705
#	MIN AIK Technology Co. Ltd.	308,452	247,324
#	Mitac Holdings Corp.	2,774,918	4,621,386
*	Mobiletron Electronics Co. Ltd.	115,800	118,172
#*	MOSA Industrial Corp.	288,170	169,600
#*	Mosel Vitelic, Inc.	169,000	128,462
#	Motech Industries, Inc.	855,000	502,446
#	MPI Corp.	138,000	2,825,963
	MSSCORPS Co. Ltd.	101,534	396,075
	Nak Sealing Technologies Corp.	173,954	632,488
#	Namchow Holdings Co. Ltd.	565,000	831,776
	Nan Juen International Co. Ltd.	2,000	7,693
	Nan Kang Rubber Tire Co. Ltd.	127,000	155,235
	Nan Liu Enterprise Co. Ltd.	6,000	10,595

		Shares	Value»
TAIWAN — (Continued)
	Nan Pao Resins Chemical Co. Ltd.	71,000	$756,443
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	438,317	162,006
#	Nang Kuang Pharmaceutical Co. Ltd.	197,000	225,613
	Nantex Industry Co. Ltd.	927,606	776,754
#	National Aerospace Fasteners Corp.	74,000	219,029
	National Petroleum Co. Ltd.	227,824	440,413
#	Netronix, Inc.	209,000	736,727
*	New Asia Construction & Development Corp.	265,000	153,244
	New Best Wire Industrial Co. Ltd.	195,600	167,396
	New Era Electronics Co. Ltd.	99,000	224,829
#*	Newmax Technology Co. Ltd.	176,000	113,577
#	Nichidenbo Corp.	636,417	1,284,673
#	Nidec Chaun-Choung Technology Corp.	110,000	452,676
	Nien Hsing Textile Co. Ltd.	191,345	109,874
#	Niko Semiconductor Co. Ltd.	251,258	312,809
	Nishoku Technology, Inc.	132,400	569,078
#	Nova Technology Corp.	84,000	446,629
#	Nuvoton Technology Corp.	384,000	825,221
	O-Bank Co. Ltd.	2,729,071	811,649
#	Ocean Plastics Co. Ltd.	764,200	830,368
#	OK Biotech Co. Ltd.	215,130	121,770
#	Optimax Technology Corp.	253,000	251,877
	Orient Europharma Co. Ltd.	8,000	11,494
#	Orient Semiconductor Electronics Ltd.	1,061,599	1,068,254
#	Oriental Union Chemical Corp.	1,358,267	578,403
#	O-TA Precision Industry Co. Ltd.	216,227	447,709

1056

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Pacific Construction Co.	888,921	$283,842
#	Pacific Hospital Supply Co. Ltd.	255,209	739,681
*	Paiho Shih Holdings Corp.	503,560	341,037
	Pan German Universal Motors Ltd.	36,000	320,326
#	Pan Jit International, Inc.	988,486	1,373,928
#	Pan-International Industrial Corp.	1,321,747	1,563,332
#	Panion & BF Biotech, Inc.	153,449	337,588
	Parade Technologies Ltd.	51,000	862,044
*	Paragon Technologies Co. Ltd.	13,727	7,602
#	Parpro Corp.	208,000	279,499
*	PChome Online, Inc.	112,383	131,622
#	PCL Technologies, Inc.	196,400	583,920
#	P-Duke Technology Co. Ltd.	214,633	556,978
#	Pegavision Corp.	104,913	1,144,552
#	PharmaEngine, Inc.	79,000	221,089
*	Phihong Technology Co. Ltd.	464,000	374,165
#	Phoenix Silicon International Corp.	370,293	1,513,193
#	Phoenix Tours International, Inc.	114,400	211,048
*	Phytohealth Corp.	225,000	93,739
#	Pixart Imaging, Inc.	462,150	3,102,395
	Planet Technology Corp.	160,000	718,183
#	Plastron Precision Co. Ltd.	360,460	183,249
#	Polytronics Technology Corp.	187,124	250,703
#	Posiflex Technology, Inc.	118,457	959,559
#	Power Wind Health Industry, Inc.	110,314	456,311
#	Poya International Co. Ltd.	153,322	2,295,577
	President Securities Corp.	2,779,193	2,048,601
	Primax Electronics Ltd.	1,199,000	2,801,337

		Shares	Value»
TAIWAN — (Continued)
	Prince Housing & Development Corp.	2,473,644	$705,239
#	Pro Hawk Corp.	50,000	237,445
	Progate Group Corp.	37,589	165,491
#	Promate Electronic Co. Ltd.	622,000	1,381,127
#	Prosperity Dielectrics Co. Ltd.	312,559	346,508
#	PSS Co. Ltd.	28,000	119,165
#	QST International Corp.	187,387	315,277
#	Qualipoly Chemical Corp.	308,048	525,116
	Quang Viet Enterprise Co. Ltd.	139,000	365,676
	Quanta Storage, Inc.	548,000	1,389,469
#*	Quintain Steel Co. Ltd.	902,039	280,421
	Radiant Opto-Electronics Corp.	273,000	1,268,159
#	Radium Life Tech Co. Ltd.	1,746,794	689,427
#	Rafael Microelectronics, Inc.	27,821	87,162
#	Raydium Semiconductor Corp.	166,000	1,688,074
#*	RDC Semiconductor Co. Ltd.	31,000	151,141
#	Rechi Precision Co. Ltd.	847,181	787,910
#	Rexon Industrial Corp. Ltd.	273,000	272,418
#	Rich Development Co. Ltd.	1,467,137	413,077
*	Ritek Corp.	1,788,867	596,236
	Ruby Tech Corp.	12,360	16,296
	Ruentex Engineering & Construction Co.	279,356	1,491,126
	Run Long Construction Co. Ltd.	695,200	703,028
#	Sakura Development Co. Ltd.	465,163	884,961
#	Sampo Corp.	1,267,861	1,009,237
#	San Fang Chemical Industry Co. Ltd.	686,647	844,329
	San Fu Chemical Co. Ltd.	79,000	255,486

1057

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	San Shing Fastech Corp.	382,875	$636,203
	Sanyang Motor Co. Ltd.	433,000	938,277
#	Savior Lifetec Corp.	741,000	446,873
#	SCI Pharmtech, Inc.	90,982	205,130
	Scientech Corp.	166,000	1,412,912
	ScinoPharm Taiwan Ltd.	619,000	363,672
#	SciVision Biotech, Inc.	63,000	185,526
	SDI Corp.	398,000	892,201
#	Sea Sonic Electronics Co. Ltd.	87,000	172,403
	Securitag Assembly Group Co. Ltd.	37,000	97,806
	Senao International Co. Ltd.	300,541	298,258
#	Senao Networks, Inc.	94,207	519,820
#	Sensortek Technology Corp.	65,000	368,044
	Sercomm Corp.	818,000	2,680,874
#	Sesoda Corp.	616,803	641,155
	Shan-Loong Transportation Co. Ltd.	97,000	47,252
	Sharehope Medicine Co. Ltd.	321,672	277,845
	Sheng Yu Steel Co. Ltd.	296,980	222,524
#	ShenMao Technology, Inc.	355,891	651,187
	Shieh Yih Machinery Industry Co. Ltd.	189,000	167,140
#	Shih Her Technologies, Inc.	162,000	502,389
*	Shih Wei Navigation Co. Ltd.	182,842	92,477
*	Shihlin Development Co. Ltd.	66,000	21,690
	Shin Hai Gas Corp.	1,245	1,985
	Shin Hsiung Natural Gas Co. Ltd.	34,273	44,582
	Shin Ruenn Development Co. Ltd.	257,100	503,454
#	Shin Zu Shing Co. Ltd.	548,942	3,202,541
#	Shinfox Energy Co. Ltd.	257,995	700,410

		Shares	Value»
TAIWAN — (Continued)
*	Shining Building Business Co. Ltd.	862,814	$286,515
	Shinkong Insurance Co. Ltd.	666,131	2,224,547
	Shinkong Synthetic Fibers Corp.	4,133,395	1,616,124
#	Shinkong Textile Co. Ltd.	779,542	1,003,427
#	Shiny Chemical Industrial Co. Ltd.	389,467	1,622,318
#	Shuttle, Inc.	978,152	515,056
#	Sigurd Microelectronics Corp.	1,466,907	3,324,124
#	Silicon Integrated Systems Corp.	838,400	1,277,874
	Sincere Navigation Corp.	817,139	593,237
	Sinher Technology, Inc.	124,000	100,124
#	Sinmag Equipment Corp.	158,056	730,736
	Sinon Corp.	1,334,510	1,674,057
	Sinphar Pharmaceutical Co. Ltd.	334,733	332,689
	Sinyi Realty, Inc.	834,660	729,067
#	Sirtec International Co. Ltd.	207,600	188,138
#	Sitronix Technology Corp.	362,879	2,404,587
#	Siward Crystal Technology Co. Ltd.	491,000	322,018
#	Soft-World International Corp.	234,000	731,971
#	Solar Applied Materials Technology Corp.	1,527,372	2,522,388
#	Solteam, Inc.	233,607	352,894
	Song Shang Electronics Co. Ltd.	76,000	63,021
#	Sonix Technology Co. Ltd.	397,000	432,815
#	Southeast Cement Co. Ltd.	579,700	334,827
#	Speed Tech Corp.	321,000	414,439
#	Sporton International, Inc.	252,231	1,322,792
#	Sports Gear Co. Ltd.	71,000	258,035
#	St. Shine Optical Co. Ltd.	49,000	263,868

1058

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Standard Chemical & Pharmaceutical Co. Ltd.	288,571	$526,485
	Standard Foods Corp.	1,033,000	1,089,949
#	Stark Technology, Inc.	334,688	1,534,100
#	S-Tech Corp.	371,032	336,655
	Sun Max Tech Ltd.	29,000	42,310
#*	Sun Yad Construction Co. Ltd.	271,329	124,209
	Sunjuice Holdings Co. Ltd.	6,000	22,890
*	Sunko INK Co. Ltd.	320,400	119,578
	SunMax Biotechnology Co. Ltd.	96,000	1,418,146
#	Sunny Friend Environmental Technology Co. Ltd.	213,998	526,374
	Sunonwealth Electric Machine Industry Co. Ltd.	664,487	1,801,946
	Sunplus Innovation Technology, Inc.	33,000	131,988
#*	Sunplus Technology Co. Ltd.	1,577,000	1,058,550
#	Sunrex Technology Corp.	308,612	507,942
#	Sunspring Metal Corp.	294,069	242,979
	Superalloy Industrial Co. Ltd.	62,000	120,483
	Superior Plating Technology Co. Ltd.	7,000	11,812
#	Supreme Electronics Co. Ltd.	1,750,184	2,789,195
#	Swancor Holding Co. Ltd.	115,000	266,706
#	Sweeten Real Estate Development Co. Ltd.	772,434	753,382
#	Symtek Automation Asia Co. Ltd.	188,646	915,130
	Syncmold Enterprise Corp.	332,750	830,226
#	Synmosa Biopharma Corp.	700,374	707,648
	Syscom Computer Engineering Co.	54,000	107,703
	Sysgration	138,000	158,363

		Shares	Value»
TAIWAN — (Continued)
	Systex Corp.	475,388	$1,796,361
#	T3EX Global Holdings Corp.	264,000	584,116
#	Ta Ya Electric Wire & Cable	1,730,069	1,938,623
	Tah Hsin Industrial Corp.	216,092	443,242
	TAI Roun Products Co. Ltd.	96,000	42,824
#	TA-I Technology Co. Ltd.	397,788	581,666
#*	Tai Tung Communication Co. Ltd.	379,582	249,186
	Taichung Commercial Bank Co. Ltd.	8,537,095	5,294,706
#	TaiDoc Technology Corp.	185,470	777,221
#	Taiflex Scientific Co. Ltd.	687,564	960,718
#	Taimide Tech, Inc.	316,262	502,869
#	Tainan Enterprises Co. Ltd.	250,370	235,247
	Tainan Spinning Co. Ltd.	3,580,044	1,348,171
	Tai-Saw Technology Co. Ltd.	235,120	145,061
#	TaiSol Electronics Co. Ltd.	137,000	212,414
#*	Taisun Enterprise Co. Ltd.	458,648	296,600
#	Taita Chemical Co. Ltd.	838,828	316,211
#	TAI-TECH Advanced Electronics Co. Ltd.	153,000	455,055
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	249,113	242,834
	Taiwan Cogeneration Corp.	1,311,845	1,676,263
	Taiwan FamilyMart Co. Ltd.	45,000	292,471
	Taiwan Fertilizer Co. Ltd.	818,000	1,312,091
#	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	1,032,924
#	Taiwan FU Hsing Industrial Co. Ltd.	575,000	853,216
#*	Taiwan Glass Industry Corp.	1,870,000	822,959
#	Taiwan Hon Chuan Enterprise Co. Ltd.	905,159	4,380,682

1059

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	619,738	$617,967
††	Taiwan Land Development Corp.	2,845,991	44,715
	Taiwan Line Tek Electronic	148,510	99,199
	Taiwan Mask Corp.	391,000	381,891
#	Taiwan Navigation Co. Ltd.	730,777	632,171
	Taiwan Paiho Ltd.	841,287	1,537,022
#	Taiwan PCB Techvest Co. Ltd.	644,238	606,164
#	Taiwan Sakura Corp.	702,803	1,939,319
#	Taiwan Sanyo Electric Co. Ltd.	426,400	506,126
	Taiwan Secom Co. Ltd.	299,000	1,072,979
	Taiwan Semiconductor Co. Ltd.	665,000	967,545
#	Taiwan Shin Kong Security Co. Ltd.	1,226,577	1,570,080
	Taiwan Steel Union Co. Ltd.	20,000	64,819
*	Taiwan Styrene Monomer	1,186,209	334,247
	Taiwan Surface Mounting Technology Corp.	856,388	2,744,215
	Taiwan Taxi Co. Ltd.	85,888	360,688
#*	Taiwan TEA Corp.	1,343,897	689,213
	Taiwan Union Technology Corp.	695,000	2,964,671
#	Taiwan-Asia Semiconductor Corp.	1,077,804	734,197
#	Taiyen Biotech Co. Ltd.	383,883	377,465
*	Tanvex BioPharma, Inc.	25,000	47,496
#*	TBI Motion Technology Co. Ltd.	60,000	74,906
	TCI Co. Ltd.	234,746	1,091,499
#	Te Chang Construction Co. Ltd.	258,206	462,365
	Tehmag Foods Corp.	116,380	1,101,164
	Ten Ren Tea Co. Ltd.	134,980	144,987

		Shares	Value»
TAIWAN — (Continued)
	Tera Autotech Corp.	39,885	$28,388
#	Test Research, Inc.	551,821	1,849,598
#	Test Rite International Co. Ltd.	417,495	266,129
	Thermaltake Technology Co. Ltd.	47,000	40,712
	Thinking Electronic Industrial Co. Ltd.	241,204	965,336
#	Thye Ming Industrial Co. Ltd.	353,135	791,929
	Tofu Restaurant Co. Ltd.	6,000	40,879
	Ton Yi Industrial Corp.	2,240,644	1,268,769
	Tong Hsing Electronic Industries Ltd.	475,681	1,576,637
	Tong Yang Industry Co. Ltd.	1,079,741	4,442,821
#	Tong-Tai Machine & Tool Co. Ltd.	511,892	400,306
	Top Union Electronics Corp.	222,886	227,418
	Topco Scientific Co. Ltd.	494,356	3,797,469
	Topco Technologies Corp.	137,720	278,473
	Topkey Corp.	222,000	1,260,699
#	Topoint Technology Co. Ltd.	428,898	360,609
*	TPK Holding Co. Ltd.	873,000	839,836
#	Trade-Van Information Services Co.	255,000	703,890
	Transart Graphics Co. Ltd.	18,000	26,642
#	Transcend Information, Inc.	546,000	1,716,208
	Transcom, Inc.	160,930	525,417
#	Trusval Technology Co. Ltd.	64,000	374,709
	Tsann Kuen Enterprise Co. Ltd.	104,059	86,675
#	TSC Auto ID Technology Co. Ltd.	104,296	604,170
#	TSEC Corp.	1,325,584	649,635
	TSRC Corp.	1,458,200	855,005
#	Ttet Union Corp.	153,000	722,808
#	TTFB Co. Ltd.	48,500	296,773
	TTY Biopharm Co. Ltd.	540,979	1,305,468

1060

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#*	Tul Corp.	73,000	$136,444
	Tung Ho Steel Enterprise Corp.	1,527,630	3,085,039
	Tung Thih Electronic Co. Ltd.	99,100	206,808
#	TURVO International Co. Ltd.	98,922	539,652
#	TXC Corp.	936,053	2,600,249
#	TYC Brother Industrial Co. Ltd.	454,980	688,772
#	Tycoons Group Enterprise	769,779	197,205
#	Tyntek Corp.	1,029,039	513,168
#	TZE Shin International Co. Ltd.	229,000	143,270
#*	U-BEST Innovative Technology Co. Ltd.	316,000	146,344
	Ubright Optronics Corp.	20,000	50,945
#	UDE Corp.	251,000	643,157
#	U-Ming Marine Transport Corp.	1,358,000	2,230,296
#	Unic Technology Corp.	193,000	177,568
	Union Bank of Taiwan	8,348,151	4,344,236
*	Union Insurance Co. Ltd.	45,000	40,750
	Unitech Computer Co. Ltd.	341,804	411,573
#*	Unitech Printed Circuit Board Corp.	1,985,519	1,503,560
	United Integrated Services Co. Ltd.	414,951	5,725,267
	United Orthopedic Corp.	230,935	645,478
	United Radiant Technology	140,000	96,121
*	United Renewable Energy Co. Ltd.	2,903,437	780,951
*††	Unity Opto Technology Co. Ltd.	2,760,500	0
#	Univacco Technology, Inc.	125,000	192,420
	Universal Cement Corp.	1,556,341	1,362,336
#	Universal Microwave Technology, Inc.	57,000	677,715

		Shares	Value»
TAIWAN — (Continued)
	Universal Vision Biotechnology Co. Ltd.	125,652	$703,113
#	UPC Technology Corp.	1,971,124	513,582
	Userjoy Technology Co. Ltd.	195,789	575,855
#	USI Corp.	1,910,156	610,440
*	Usun Technology Co. Ltd.	22,000	26,307
#	Utechzone Co. Ltd.	189,000	549,696
#	UVAT Technology Co. Ltd.	59,000	138,133
	Value Valves Co. Ltd.	27,000	72,269
	Ve Wong Corp.	556,696	663,923
#	Ventec International Group Co. Ltd.	134,000	284,861
	Via Technologies, Inc.	128,000	290,534
	Viking Tech Corp.	27,000	26,629
	Visco Vision, Inc.	71,000	365,486
#	Visual Photonics Epitaxy Co. Ltd.	522,772	1,632,194
	Vivotek, Inc.	121,704	446,281
	Vizionfocus, Inc.	3,000	18,870
#	Wafer Works Corp.	1,467,443	924,614
#	Waffer Technology Corp.	333,821	522,399
#	Wah Hong Industrial Corp.	144,021	149,515
	Wah Lee Industrial Corp.	556,300	1,656,093
#	Walsin Technology Corp.	583,000	1,432,348
#	Walton Advanced Engineering, Inc.	719,197	276,787
	WAN HWA Enterprise Co.	374,238	132,954
	WEI Chih Steel Industrial Co. Ltd.	72,000	41,187
#	Wei Chuan Foods Corp.	779,000	396,160
#	Weikeng Industrial Co. Ltd.	1,269,459	1,302,670
#	Well Shin Technology Co. Ltd.	319,000	582,159
	Weltrend Semiconductor	26,000	36,853
#	Wholetech System Hitech Ltd.	180,000	488,436
#*	Win Semiconductors Corp.	617,000	1,749,449
#	Winmate, Inc.	130,000	555,482

1061

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Winstek Semiconductor Co. Ltd.	234,000	$661,293
*††	Wintek Corp.	5,447,000	0
	WinWay Technology Co. Ltd.	50,000	1,328,084
#	Wisdom Marine Lines Co. Ltd.	1,181,241	2,234,606
#	Wiselink Co. Ltd.	161,172	473,761
#	Wistron NeWeb Corp.	586,184	2,311,763
#	WITS Corp.	87,901	274,985
#	Wonderful Hi-Tech Co. Ltd.	299,000	342,031
#	Wowprime Corp.	225,400	1,568,116
#	WUS Printed Circuit Co. Ltd.	529,737	641,298
*	XAC Automation Corp.	40,000	33,055
#	XinTec, Inc.	336,000	1,409,032
#	Xxentria Technology Materials Corp.	469,160	745,118
#	Yankey Engineering Co. Ltd.	82,802	1,045,052
#	YC INOX Co. Ltd.	1,111,699	739,938
#	Yea Shin International Development Co. Ltd.	824,468	877,546
#	Yem Chio Co. Ltd.	1,133,518	571,873
#	Yen Sun Technology Corp.	126,000	165,658
#*	Yeong Guan Energy Technology Group Co. Ltd.	96,069	88,151
	YFC-Boneagle Electric Co. Ltd.	258,687	178,077
	YFY, Inc.	1,736,212	1,417,753
	Yi Jinn Industrial Co. Ltd.	702,748	374,378
	Yieh Phui Enterprise Co. Ltd.	3,354,424	1,659,338
	Yonyu Plastics Co. Ltd.	60,600	39,256
#	Young Fast Optoelectronics Co. Ltd.	297,872	470,417
*	Young Optics, Inc.	50,000	69,878
	Youngtek Electronics Corp.	291,666	563,333
#	Yuanta Futures Co. Ltd.	371,201	954,880

		Shares	Value»
TAIWAN — (Continued)
#	Yuen Foong Yu Consumer Products Co. Ltd.	140,000	$180,735
#	Yulon Motor Co. Ltd.	621,000	764,838
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	591,024
#	Yungshin Construction & Development Co. Ltd.	342,000	1,328,642
	YungShin Global Holding Corp.	758,015	1,554,671
#	Yusin Holding Corp.	45,086	153,220
	Zeng Hsing Industrial Co. Ltd.	160,726	500,438
#	Zenitron Corp.	635,000	631,638
	Zero One Technology Co. Ltd.	469,226	1,846,396
#*	Zig Sheng Industrial Co. Ltd.	1,224,732	367,425
#	ZillTek Technology Corp.	27,000	184,216
#*	Zinwell Corp.	478,586	177,034
	Zippy Technology Corp.	409,948	682,191
#	Zyxel Group Corp.	859,225	808,733

TOTAL TAIWAN			633,549,280

THAILAND — (1.1%)
	AAPICO Hitech PCL (AH/F TB)	442,332	158,898
	AAPICO Hitech PCL (AH-R TB), NVDR	3,870	1,390
	Advanced Information Technology PCL, Class F	2,237,800	277,338
	AEON Thana Sinsap Thailand PCL	69,500	219,496
	After You PCL	801,000	215,806
	Allianz Ayudhya Capital PCL	154,600	153,883
	Amata Corp. PCL	2,376,310	1,052,818
	AP Thailand PCL	4,810,416	1,152,023
*	Asia Aviation PCL, NVDR	1,390,100	56,178
	Asia Plus Group Holdings PCL	4,082,500	235,870
	Asian Alliance International PCL	320,300	41,230
	Asian Sea Corp. PCL	222,200	51,218

1062

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Bangchak Sriracha PCL	572,300	$89,944
	Bangkok Commercial Asset Management PCL	2,456,600	466,978
	Bangkok Land PCL	24,868,799	305,230
	Bangkok Life Assurance PCL, NVDR	51,200	25,749
	BCPG PCL	1,395,300	286,119
	BEC World PCL	472,333	57,124
	BKI Holdings PCL	180,681	1,525,282
	Bluebik Group PCL	63,100	54,307
	Brooker Group PCL	81,000	897
	Cal-Comp Electronics Thailand PCL, Class F	5,947,552	1,059,360
	CH Karnchang PCL	1,969,300	848,912
#	Chularat Hospital PCL	10,036,500	534,799
	CK Power PCL	2,745,300	221,892
#	Dhipaya Group Holdings PCL	1,130,900	653,386
	Diamond Building Products PCL	166,700	28,944
	Don Muang Tollway PCL	335,100	101,317
#	Dynasty Ceramic PCL	12,722,400	594,131
	Eastern Polymer Group PCL	302,687	24,103
	Eastern Water Resources Development & Management PCL, Class F	464,700	24,205
	Ekachai Medical Care PCL	1,120,221	209,591
*	Energy Absolute PCL	727,100	47,450
#	Erawan Group PCL	3,012,500	205,613
#	Exotic Food PCL	382,700	186,739
#	Forth Corp. PCL	436,900	122,941
	Forth Smart Service PCL	305,351	59,416
	GFPT PCL	1,453,500	439,466
	Global Green Chemicals PCL	35,300	4,798
	Gunkul Engineering PCL	2,071,099	98,579
	Haad Thip PCL	456,400	225,433
	ICC International PCL	256,952	259,606
#	Ichitan Group PCL	1,418,000	509,385

		Shares	Value»
THAILAND — (Continued)
	Index Livingmall PCL	282,900	$119,410
#	IRPC PCL	14,458,900	376,568
	IT City PCL	152,900	15,928
*††	ITV PLC	2,785,600	0
#	Jaymart Group Holdings PCL	1,174,800	300,690
#	JMT Network Services PCL	1,164,700	481,151
#	Karmarts PCL	1,733,116	492,878
#	KCE Electronics PCL	892,800	465,042
	KGI Securities Thailand PCL	502,000	59,209
	Khon Kaen Sugar Industry PCL	2,643,556	120,288
	Lalin Property PCL	374,500	56,054
	LH Financial Group PCL	8,491,339	198,271
	Loxley PCL	3,438,676	107,057
	LPN Development PCL	434,302	26,262
	Major Cineplex Group PCL	816,700	243,262
	Master Style PcL	104,800	65,569
	MBK PCL	3,435,955	1,584,005
	MC Group PCL	819,900	247,897
	MCS Steel PCL	646,400	149,966
#	Mega Lifesciences PCL	499,300	452,143
	MK Restaurants Group PCL	55,400	31,510
#	Moshi Moshi Retail Corp. PLC	45,300	57,634
	Muang Thai Insurance PCL	61,288	199,064
	Netbay PCL	89,226	53,955
	Nonthavej Hospital PCL	3,300	2,618
	Northeast Rubber PCL	2,666,912	327,326
#	Plan B Media PCL	3,932,156	565,016
	Polyplex Thailand PCL	1,079,650	352,288
	Praram 9 Hospital PCL	797,500	596,842
	Precious Shipping PCL	346,431	61,187
	Prima Marine PCL	2,167,566	386,080
	Property Perfect PCL	4,441,846	14,627
	Pruksa Holding PCL	179,300	25,764
	PTG Energy PCL	2,485,400	524,534
	Quality Houses PCL	21,238,326	953,674

1063

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Rajthanee Hospital PCL	383,100	$151,382
	Ratchaphruek Hospital PCL	146,400	24,104
#	Ratchthani Leasing PCL	6,625,999	291,580
#	Regional Container Lines PCL	690,200	473,150
	Rojana Industrial Park PCL	1,418,054	248,335
	S Hotels & Resorts PCL	1,890,441	96,206
	Sabina PCL	305,700	171,130
	Saha Pathana Inter-Holding PCL	670,000	1,278,626
	Sahamitr Pressure Container PCL	570,093	143,355
	Saha-Union PCL	551,000	474,218
	Saksiam Leasing PCL	237,000	27,528
*	Samart Corp. PCL	1,109,800	230,897
	Sansiri PCL	31,326,310	1,303,505
#	Sappe PCL	336,900	355,507
#	SC Asset Corp. PCL	4,470,015	310,446
††	SCG Ceramics PCL	2,521,400	14,341
	Sermsang Power Corp. Co. Ltd.	947,306	136,119
	Siam Wellness Group PCL	697,950	80,231
#	Siamgas & Petrochemicals PCL	2,078,300	432,396
*	Singer Thailand PCL	414,200	79,976
	SiS Distribution Thailand PCL	20,200	13,485
#	SISB PCL	229,300	126,988
*	SKY ICT PCL	164,800	73,014
#	Somboon Advance Technology PCL	620,337	215,414
#	Sri Trang Agro-Industry PCL	1,465,692	592,332
#	Sri Trang Gloves Thailand PCL	2,135,300	441,059
#	Srinanaporn Marketing PCL	200,300	73,153
	Srivichai Vejvivat PCL	630,409	132,102
	Star Petroleum Refining PCL	3,708,400	605,023
*	STP & I PCL	1,763,064	131,946
#	Supalai PCL	770,500	364,433
*	Super Energy Corp. PCL	7,539,205	31,597
	SVI PCL	1,049,400	246,603

		Shares	Value»
THAILAND — (Continued)
	TAC Consumer PCL	1,084,231	$149,303
#	Taokaenoi Food & Marketing PCL, Class F	891,880	197,573
	Thai Nakarin Hospital PCL	33,500	33,976
	Thai Stanley Electric PCL (STANLY/F TB), Class F	134,700	879,048
	Thai Vegetable Oil PCL	976,882	663,829
	Thai Wacoal PCL	68,300	46,208
#*	Thaicom PCL	1,676,400	456,675
#	Thaifoods Group PCL	2,226,600	356,603
*	Thonburi Healthcare Group PCL	28,800	8,363
#	Thoresen Thai Agencies PCL	2,436,278	300,478
	Tipco Asphalt PCL (TASCO/F TB)	1,153,974	518,174
	TIPCO Foods PCL	368,682	103,745
	TKS Technologies PCL	421,643	71,315
	TOA Paint Thailand PCL	342,200	104,489
	TPI Polene PCL	8,489,600	238,893
	TPI Polene Power PCL	1,780,582	111,936
	TQM Alpha PCL	214,476	106,580
	Triple i Logistics PCL	119,200	16,700
	TTW PCL	2,326,300	612,826
	Union Auction PCL	594,900	128,223
	United Paper PCL	613,900	139,669
	Univanich Palm Oil PCL	1,335,500	365,808
	Vanachai Group PCL	1,073,859	69,437
††	Vinythai PCL	16,237	1,113
#	WHA Utilities & Power PCL	2,122,900	210,987
#*	Xspring Capital PCL	10,373,667	248,434

TOTAL THAILAND			38,112,179

TURKEY — (0.9%)
*	Adese Alisveris Merkezleri Ticaret AS	348,787	21,977
	Agesa Hayat ve Emeklilik AS	52,014	182,004
	Akcansa Cimento AS	79,426	290,161
*	Akenerji Elektrik Uretim AS	186,162	42,846

1064

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Aksa Akrilik Kimya Sanayii AS	2,890,208	$719,053
*	Aksigorta AS	1,088,258	170,963
	Albaraka Turk Katilim Bankasi AS	3,563,686	558,775
	Alfa Solar Enerji Sanayi VE Ticaret AS	18,302	21,235
*	Alkim Alkali Kimya AS	353,084	134,818
	Anadolu Anonim Turk Sigorta Sirketi	244,096	555,067
	Anadolu Hayat Emeklilik AS	115,116	240,481
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	56,631	80,822
*	Anel Elektrik Proje Taahhut ve Ticaret AS	97,898	43,710
	ARD Grup Bilisim Teknolojileri AS	425,980	279,370
	Aydem Yenilenebilir Enerji AS	438,254	181,259
	Aygaz AS	66,130	220,071
*	Baticim Bati Anadolu Cimento Sanayii AS	3,013,712	414,380
*	Bera Holding AS	1,822,969	690,012
*	Biotrend Cevre VE Enerji Yatirimlari AS	119,925	56,994
	Bogazici Beton Sanayi Ve Ticaret AS	183,537	110,797
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	1,569	26,455
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	63,996	144,617
	Bursa Cimento Fabrikasi AS	1,787,090	356,236
*	Can2 Termik AS	5,065,177	212,377
*	Cemas Dokum Sanayi AS	153,318	28,941
	Cemtas Celik Makina Sanayi Ve Ticaret AS	545,543	240,910

		Shares	Value»
TURKEY — (Continued)
*	Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS	743	$47,524
	Cimsa Cimento Sanayi VE Ticaret AS	596,889	728,928
	CW Enerji Muhendislik Ticaret VE Sanayi AS	160,365	63,059
	Deva Holding AS	85,861	126,660
	Dogan Sirketler Grubu Holding AS	1	1
	Eczacibasi Yatirim Holding Ortakligi AS	15,021	67,755
	EGE Endustri VE Ticaret AS	2,065	479,057
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	306,698	350,473
	Enerya Enerji AS	233,855	24,630
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	41,114	168,797
	Escar Turizm Tasimacilik Ticaret AS	265,662	462,576
*	Esenboga Elektrik Uretim AS	37,055	39,726
	Europap Tezol Kagit Sanayi VE Ticaret AS	324,327	126,907
*	Europen Endustri Insaat Sanayi VE Ticaret AS	941,394	130,441
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	93,294	60,772
*	Formet Metal ve Cam Sanayi AS	345,852	59,979
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	11,571	38,132
	Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	43,552	79,394

1065

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	106,276	$111,937
	Global Yatirim Holding AS	4,413,302	845,521
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	28,547	286,450
*	Goodyear Lastikleri TAS	170,282	73,400
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	594,649	268,302
*	GSD Holding AS	1,410,863	154,168
*	Hitit Bilgisayar Hizmetleri AS	46,588	49,729
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	1,235,458	214,426
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	237,327	411,526
*	Is Finansal Kiralama AS	721,188	236,721
	Is Yatirim Menkul Degerler AS	335,942	314,888
*	Isiklar Enerji ve Yapi Holding AS	492,320	133,137
*	Izdemir Enerji Elektrik Uretim AS	347,840	57,532
*	Izmir Demir Celik Sanayi AS	1,712,192	222,505
*	Izmir Firca Sanayi ve Ticaret AS	20,382	43,489
	Jantsa Jant Sanayi Ve Ticaret AS	218,325	121,682
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	423,060	335,569
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	4,713,960	181,836
*	Kayseri Seker Fabrikasi AS	152,833	68,224
*	Kerevitas Gida Sanayi ve Ticaret AS	131,811	55,352
	Kocaer Celik Sanayi Ve Ticaret AS	687,949	220,568
*	Konya Cimento Sanayii AS	143	22,471

		Shares	Value»
TURKEY — (Continued)
*	Kordsa Teknik Tekstil AS	178,590	$256,133
*	Koza Anadolu Metal Madencilik Isletmeleri AS	746,533	1,684,286
	LDR Turizm AS	124,217	622,002
	Logo Yazilim Sanayi Ve Ticaret AS	159,446	568,079
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	207,361	84,029
*	Margun Enerji Uretim Sanayi VE Ticaret AS	184,065	127,116
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	1,089,986	917,845
*	MIA Teknoloji AS	595,602	541,712
*Ω	MLP Saglik Hizmetleri AS	158,626	1,350,325
*	Naturel Yenilenebilir Enerji Ticaret AS	100,880	113,195
*	NET Holding AS	552,554	527,480
	Nuh Cimento Sanayi AS	117,923	749,388
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	1,347,445	169,434
*	Orge Enerji Elektrik Taahhut AS	94,329	243,040
*	Parsan Makina Parcalari Sanayii AS	45,010	95,087
*	Peker Gayrimenkul Yatirim Ortakligi AS	3,167,513	115,554
	Penta Teknoloji Urunleri Dagitim Ticaret AS	155,069	52,832
*	Politeknik Metal Sanayi ve Ticaret AS	502	82,313
*	Reysas Tasimacilik ve Lojistik Ticaret AS	5,238,710	2,011,644
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,833,785	897,837
	Sekerbank Turk AS	1,683,553	227,319

1066

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	266,990	$446,593
	Sok Marketler Ticaret AS	390,585	383,136
	Suwen Tekstil Sanayi Pazarlama AS	48,852	13,524
*	Tatlipinar Enerji Uretim AS	18,980	19,921
#*	Tekfen Holding AS	490,768	1,748,115
*	Teknosa Ic Ve Dis Ticaret AS	361,592	223,754
*	Tukas Gida Sanayi ve Ticaret AS	1,295,806	80,577
*	Tumosan Motor ve Traktor Sanayi AS	47,923	103,858
*	Turkiye Sinai Kalkinma Bankasi AS	2,288,283	624,245
*	Vakif Finansal Kiralama AS	1,280,194	69,460
	Vestel Beyaz Esya Sanayi ve Ticaret AS	623,279	188,297
*	Vestel Elektronik Sanayi ve Ticaret AS	238,566	251,485
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	326,203	197,152
*	Yayla Agro Gida Sanayi VE Nakliyat AS	376,298	85,042
*	YEO Teknoloji Enerji VE Endustri AS	25,661	28,305
	Yunsa Yunlu Sanayi VE Ticare AS	3	0
*	Zorlu Enerji Elektrik Uretim AS	3,469,785	289,229

TOTAL TURKEY			29,697,918

UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Islamic Bank PJSC	2,305,746	11,479,774
	Abu Dhabi National Hotels	5,019,657	711,679
	Abu Dhabi National Insurance Co. PSC	107,433	180,537
*	Abu Dhabi Ports Co. PJSC	70,601	76,414

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi Ship Building Co. PJSC	185,795	$305,858
	Agility Global PLC	695,882	232,731
	Agthia Group PJSC	694,871	855,457
	Air Arabia PJSC	6,779,924	6,450,955
	Ajman Bank PJSC	3,693,896	1,519,057
*	AL Seer Marine Supplies & Equipment Co. LLC	289,213	230,300
	Amanat Holdings PJSC	3,523,544	1,035,558
	Americana Restaurants International PLC - Foreign Co	1,280,667	787,738
*	Amlak Finance PJSC	1,797,166	412,311
*	Apex Investment Co. PSC	2,147,577	2,298,094
*††	Arabtec Holding PJSC	2,783,626	0
*	Aramex PJSC	1,449,554	1,097,790
*	Bank of Sharjah	543,908	135,973
	Burjeel Holdings PLC	922,580	379,471
	Dana Gas PJSC	11,902,660	2,414,483
	Deyaar Development PJSC	4,393,484	1,103,669
	Dubai Financial Market PJSC	4,059,981	1,514,789
	Dubai Investments PJSC	4,562,336	2,886,086
	Emaar Development PJSC	1,575,591	5,741,807
	Emirates Central Cooling Systems Corp.	1,228,800	540,007
*	EMSTEEL Building Materials PJSC	2,644,714	836,164
*	Eshraq Investments PJSC	1,972,192	245,019
	Fertiglobe PLC	292,700	181,111
*	Ghitha Holding PJSC	30,704	149,322
*	Gulf Navigation Holding PJSC	1,089,050	1,599,423
*	Gulf Pharmaceutical Industries PSC	402,094	150,254
*	Manazel PJSC	2,086,995	200,572
*	Multiply Group PJSC	4,640,262	2,726,298
	National Central Cooling Co. PJSC	286,648	206,028

1067

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	National Corp. for Tourism & Hotels	11,988	$7,960
	NMDC Group PJSC	3,935	26,777
	Palms Sports PrJSC	34,874	61,459
*	Presight AI Holding PLC	579,581	305,976
*	RAK Properties PJSC	3,976,501	1,377,307
	Ras Al Khaimah Ceramics PJSC	1,020,951	691,758
	Sharjah Islamic Bank	141,168	96,095
*	Shuaa Capital PSC	715,499	47,135
*	Space42 PLC	972,361	439,449
	Taaleem Holdings PJSC	57,021	56,426
	TECOM Group PJSC	336,524	285,997
*	Union Properties PJSC	6,905,565	1,071,361

TOTAL UNITED ARAB EMIRATES			53,152,429

UNITED STATES — (0.0%)
*	Lesaka Technologies, Inc.	776	3,403

TOTAL COMMON STOCKS			3,386,916,121

PREFERRED STOCKS — (0.5%)

BRAZIL — (0.5%)
	Alpargatas SA, 1.438%	366,256	477,572
	Banco ABC Brasil SA, 7.581%	211,069	807,062
Ω	Banco BMG SA, 10.131%	257,749	173,039
	Banco do Estado do Rio Grande do Sul SA, 9.502%	559,770	1,134,306
	Banco Pan SA, 3.173%	695,362	932,434
*	Braskem SA	48,037	90,316
	Centrais Eletricas de Santa Catarina SA, 8.134%	59,700	864,812
	Cia de Ferro Ligas da Bahia FERBASA, 7.259%	604,412	772,136
	Cia De Sanena Do Parana, 5.195%	2,734,490	2,929,561

		Shares	Value»
BRAZIL — (Continued)
	Eucatex SA Industria e Comercio, 5.851%	78,843	$174,631
	Isa Energia Brasil SA, 9.841%	455,278	1,924,551
	Marcopolo SA, 8.381%	2,161,813	2,681,720
	Randon SA Implementos e Participacoes, 4.054%	545,887	862,815
	Schulz SA, 7.575%	370,405	357,668
	Unipar Carbocloro SA, 9.231%	76,045	731,219
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	770,721	751,009

TOTAL BRAZIL			15,664,851

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 7.790%	106,781	150,210
	Embotelladora Andina SA, 7.252%	128,271	548,636

TOTAL CHILE			698,846

COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 3.937%	442,975	60,174

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	435,739	296,847

TOTAL PREFERRED STOCKS			16,720,718

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
*	Banco Pine SA Warrants 12/31/2049	90	11
*	Diagnosticos da America SA Warrants 04/30/2025	1,356	0

1068

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Minerva SA Rights 05/29/2025	226,653	$76,281

TOTAL BRAZIL			76,292

INDIA — (0.0%)
*	Lloyds Engineering Works Ltd. Rights 05/30/2025	30,756	8,155

MALAYSIA — (0.0%)
*	NEXG Bhd. Warrants 02/17/2028	493,599	24,594

SOUTH KOREA — (0.0%)
*	Chabiotech Co. Ltd. Rights 06/05/2025	2,427	5,856

THAILAND — (0.0%)
*	Better World Green PCL Warrants	2,335,733	0
*	Better World Green PCL Warrants 08/13/2025	1,717,272	514
*	Jasmine International PCL Warrants 10/10/2031	4,030,021	44,637

	Shares	Value»
THAILAND — (Continued)
* MBK PCL Rights 05/16/2025	343,595	$8,229
* Northeast Rubber PCL Warrants 05/15/2026	426,852	2,300

TOTAL THAILAND		55,680

TOTAL RIGHTS/WARRANTS		170,577

TOTAL INVESTMENT SECURITIES (Cost $2,293,026,558)		3,403,807,416

		Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	4,999,823	57,822,952

TOTAL INVESTMENTS — (100.0%) (Cost $2,350,857,168)		$3,461,630,368

As of April 30, 2025, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	86	06/20/25	$24,114,899	$24,024,100	$(90,799)

Total Futures Contracts			$24,114,899	$24,024,100	$(90,799)

As of April 30, 2025, the value of Rule 144A securities amounted to $177,568,183 or 5.3% of net assets.

Summary of the Series’ investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Belgium	—	$4,181,439	—	$4,181,439
Brazil	$122,341,028	—	—	122,341,028
Canada	—	4,691,483	—	4,691,483

1069

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Chile	$24,898,055	$892,571	—	$25,790,626
China	29,956,102	609,076,543	$185,636	639,218,281
Colombia	3,086,823	—	—	3,086,823
Greece	—	18,546,644	—	18,546,644
Hong Kong	21,726	105,817,868	377,939	106,217,533
Hungary	—	5,116,812	—	5,116,812
India	—	802,597,164	—	802,597,164
Indonesia	—	53,078,928	133,096	53,212,024
Kuwait	—	27,583,412	—	27,583,412
Malaysia	—	51,458,072	44	51,458,116
Mexico	91,818,357	4,963,542	—	96,781,899
Netherlands	—	181,460	—	181,460
Philippines	—	32,636,756	15,827	32,652,583
Poland	—	59,623,257	—	59,623,257
Qatar	—	26,890,845	—	26,890,845
Saudi Arabia	—	134,753,815	—	134,753,815
Singapore	—	5,461,913	—	5,461,913
South Africa	19,230,322	96,692,579	—	115,922,901
South Korea	171,978	295,034,134	344,693	295,550,805
Spain	—	540,049	—	540,049
Taiwan	—	633,504,565	44,715	633,549,280
Thailand	83,317	38,013,408	15,454	38,112,179
Turkey	—	29,697,918	—	29,697,918
United Arab Emirates	—	53,152,429	—	53,152,429
United States	—	3,403	—	3,403
Preferred Stocks
Brazil	15,664,851	—	—	15,664,851
Chile	548,636	150,210	—	698,846
Colombia	60,174	—	—	60,174
Philippines	—	296,847	—	296,847
Rights/Warrants
Brazil	—	76,292	—	76,292
India	—	8,155	—	8,155
Malaysia	—	24,594	—	24,594
South Korea	—	5,856	—	5,856
Thailand	—	55,680	—	55,680
Securities Lending Collateral	—	57,822,952	—	57,822,952

Total Investments in Securities	$307,881,369	$3,152,631,595	$1,117,404<>	$3,461,630,368

Financial Instruments
Liabilities
Futures Contracts**	(90,799)	—	—	(90,799)

Total Financial Instruments	$(90,799)	—	—	$(90,799)

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

1070

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2025

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $669,604, $265,235, $142,940 and $14,685 of securities on loan, respectively)	$13,212,869	$2,968,210	$1,264,334	$1,433,350
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $643,095, $93,632, $17,331 and $14,508, respectively)	643,050	93,621	17,329	14,507
Segregated Cash for Futures Contracts	11,102	—	—	—
Foreign Currencies at Value	32,008	1,807	1,682	2,209
Cash	127,675	119	3,669	775
Receivables:
Investment Securities Sold	5,568	19,005	1,136	5,961
Dividends, Interest and Tax Reclaims	153,637	42,363	1,027	13,419
Securities Lending Income	1,143	305	195	28
Futures Margin Variation	109	—	—	—
Unrealized Gain on Foreign Currency Contracts	5	31	—	—
Prepaid Expenses and Other Assets	2	—	—	1

Total Assets	14,187,168	3,125,461	1,289,372	1,470,250

LIABILITIES:
Payables:
Upon Return of Securities Loaned	643,038	93,693	17,344	14,512
Investment Securities Purchased	13,785	—	2,241	—
Due to Advisor	2,119	238	99	112
Unrealized Loss on Foreign Currency Contracts	13	—	—	—
Accrued Expenses and Other Liabilities	580	216	135	86

Total Liabilities	659,535	94,147	19,819	14,710

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$13,527,633	$3,031,314	$1,269,553	$1,455,540

Investment Securities at Cost	$9,364,773	$2,266,759	$1,312,251	$1,236,092

Foreign Currencies at Cost	$32,133	$1,810	$1,680	$2,217

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

1071

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2025

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $421,029, $145,136, $295,625 and $437,927 of securities on loan, respectively)	$5,267,069	$1,280,372	$5,215,431	$3,403,807
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $425,209, $115,110, $103,485 and $57,831, respectively)	425,159	115,092	103,482	57,823
Segregated Cash for Futures Contracts	—	—	2,650	1,883
Foreign Currencies at Value	5,865	130	24,508	16,419
Cash	2,717	936	28,224	15,592
Receivables:
Investment Securities Sold	12,123	14	6,409	5,547
Dividends, Interest and Tax Reclaims	59,430	1,285	7,508	7,566
Securities Lending Income	402	74	480	1,429
Futures Margin Variation	—	—	26	19
Unrealized Gain on Foreign Currency Contracts	1	—	2	5
Prepaid Expenses and Other Assets	1	1	1	1

Total Assets	5,772,767	1,397,904	5,388,721	3,510,091

LIABILITIES:
Payables:
Upon Return of Securities Loaned	425,340	115,175	103,555	57,818
Investment Securities Purchased	—	—	7,893	3,974
Due to Advisor	415	102	415	541
Unrealized Loss on Foreign Currency Contracts	—	—	1	1
Deferred Taxes Payable	—	—	75,523	65,530
Accrued Expenses and Other Liabilities	266	60	742	875

Total Liabilities	426,021	115,337	188,129	128,739

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$5,346,746	$1,282,567	$5,200,592	$3,381,352

Investment Securities at Cost	$3,645,770	$1,047,234	$2,788,064	$2,293,027

Foreign Currencies at Cost	$5,881	$130	$24,374	$16,312

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

1072

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2025

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $23,326, $5,256, $208 and $232, respectively)	$249,652	$45,600	$15,995	$24,057
Dividend Income from Affiliates	8,553	1,787	712	304
Income from Securities Lending, Net	2,596	1,682	1,358	162

Total Investment Income	260,801	49,069	18,065	24,523

Expenses
Investment Management Fees	12,580	1,442	642	716
Accounting & Transfer Agent Fees	161	42	20	23
Custodian Fees	321	152	129	42
Shareholders’ Reports	12	8	9	8
Directors’/Trustees’ Fees & Expenses	37	9	4	4
Professional Fees	80	19	9	10
Other	103	28	11	15

Total Expenses	13,294	1,700	824	818

Net Expenses	13,294	1,700	824	818

Net Investment Income (Loss)	247,507	47,369	17,241	23,705

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	69,854	42,113	(21,548)	45,331
Affiliated Investment Companies Shares Sold	(5)	(4)	1	(1)
Futures	(10,811)	155	(77)	(255)
Foreign Currency Transactions	(2,204)	(1,128)	(148)	208
In-Kind Redemptions	57,127	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	997,609	221,661	(37,130)	(20,896)
Affiliated Investment Companies Shares	(51)	(13)	(2)	(1)
Futures	3,383	90	30	37
Translation of Foreign Currency-Denominated Amounts	7,308	3,792	15	277

Net Realized and Unrealized Gain (Loss)	1,122,210	266,666	(58,859)	24,700

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,369,717	$314,035	$(41,618)	$48,405

See accompanying Notes to Financial Statements.

1073

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2025

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series	The Canadian Small Company Series	The Emerging Markets Series	The Emerging Markets Small Cap Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $6,700, $2,811, $7,221 and $3,470, respectively)	$66,073	$17,520	$57,720	$32,295
Dividend Income from Affiliates	6,151	2,513	1,766	864
Income from Securities Lending, Net	1,937	395	1,967	7,144

Total Investment Income	74,161	20,428	61,453	40,303

Expenses
Investment Management Fees	2,536	649	2,595	3,518
Accounting & Transfer Agent Fees	74	18	69	56
Custodian Fees	290	26	1,086	1,181
Shareholders’ Reports	9	8	10	9
Directors’/Trustees’ Fees & Expenses	16	4	15	12
Professional Fees	60	8	59	63
Other	150	11	46	35

Total Expenses	3,135	724	3,880	4,874

Net Expenses	3,135	724	3,880	4,874

Net Investment Income (Loss)	71,026	19,704	57,573	35,429

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(28,876)	65,912	(30,851)[1]	(159,893)[1]
Affiliated Investment Companies Shares Sold	2	10	(10)	—
Futures	(2,144)	172	(3,243)	(379)
Foreign Currency Transactions	421	35	(465)	(520)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	554,540	(74,076)	(9,600)[2]	40,289 [2]
Affiliated Investment Companies Shares	(54)	(20)	(4)	(8)
Futures	—	—	1,318	(147)
Translation of Foreign Currency-Denominated Amounts	1,731	38	306	224

Net Realized and Unrealized Gain (Loss)	525,620	(7,929)	(42,549)	(120,434)

Net Increase (Decrease) in Net Assets Resulting from Operations	$596,646	$11,775	$15,024	$(85,005)

[1] Net of foreign capital gain taxes withheld of:	$—	$—	$3,998	$3,812
[2] Including foreign capital gain taxes of:	$—	$—	$10,332	$16,010

See accompanying Notes to Financial Statements.

1074

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The Japanese Small Company Series		The Asia Pacific Small Company Series
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$247,507	$485,329	$47,369	$80,502	$17,241	$51,402
Net Realized Gain (Loss) on:
Investment Securities Sold	69,854	3,034	42,113	(70,589)	(21,548)	(95,372)
Affiliated Investment Companies Shares Sold	(5)	(46)	(4)	(10)	1	—
Futures	(10,811)	24,211	155	(169)	(77)	(102)
Foreign Currency Transactions	(2,204)	2,242	(1,128)	(1,600)	(148)	830
In-Kind Redemptions	57,127	178,254	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign
Currency	997,609	1,773,464	221,661	429,447	(37,130)	313,651
Affiliated Investment Companies Shares	(51)	6	(13)	3	(2)	—
Futures	3,383	3,619	90	(90)	30	(30)
Translation of Foreign
Currency-Denominated Amounts	7,308	890	3,792	(1,443)	15	8

Net Increase (Decrease) in Net Assets Resulting from Operations	1,369,717	2,471,003	314,035	436,051	(41,618)	270,387

Transactions in Interest:
Contributions	425,597	574,640	5,730	35,137	1,449	61,545
Withdrawals	(737,316)	(2,017,781)	(259,473)	(321,339)	(64,065)	(160,286)

Net Increase (Decrease) from Transactions in Interest	(311,719)	(1,443,141)	(253,743)	(286,202)	(62,616)	(98,741)

Total Increase (Decrease) in Net Assets	1,057,998	1,027,862	60,292	149,849	(104,234)	171,646
Net Assets
Beginning of Period	12,469,635	11,441,773	2,971,022	2,821,173	1,373,787	1,202,141

End of Period	$13,527,633	$12,469,635	$3,031,314	$2,971,022	$1,269,553	$1,373,787

See accompanying Notes to Financial Statements.

1075

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$23,705	$59,743	$71,026	$173,727	$19,704	$33,971
Net Realized Gain (Loss) on:
Investment Securities Sold	45,331	23,405	(28,876)	173,970	65,912	46,365
Affiliated Investment Companies Shares Sold	(1)	(1)	2	(27)	10	(3)
Futures	(255)	(33)	(2,144)	(11)	172	(307)
Foreign Currency Transactions	208	824	421	(140)	35	(199)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(20,896)	333,371	554,540	765,290	(74,076)	248,969
Affiliated Investment Companies Shares	(1)	—	(54)	3	(20)	2
Futures	37	(37)	—	—	—	—
Translation of Foreign
Currency-Denominated Amounts	277	(41)	1,731	1,610	38	—

Net Increase (Decrease) in Net Assets Resulting from Operations	48,405	417,231	596,646	1,114,422	11,775	328,798

Transactions in Interest:
Contributions	1,100	69,101	4,595	234,420	1,131	5,707
Withdrawals	(147,189)	(185,021)	(1,007,269)	(237,781)	(117,100)	(125,143)

Net Increase (Decrease) from Transactions in Interest	(146,089)	(115,920)	(1,002,674)	(3,361)	(115,969)	(119,436)

Total Increase (Decrease) in Net Assets	(97,684)	301,311	(406,028)	1,111,061	(104,194)	209,362
Net Assets
Beginning of Period	1,553,224	1,251,913	5,752,774	4,641,713	1,386,761	1,177,399

End of Period	$1,455,540	$1,553,224	$5,346,746	$5,752,774	$1,282,567	$1,386,761

See accompanying Notes to Financial Statements.

1076

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$57,573	$138,022	$35,429	$108,177
Net Realized Gain (Loss) on:
Investment Securities Sold	(30,851)	(127,837)	(159,893)	(46,200)
Affiliated Investment Companies Shares Sold	(10)	3	—	(3)
Futures	(3,243)	6,001	(379)	5,328
Foreign Currency Transactions	(465)	(1,645)	(520)	(1,009)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(9,600)	1,018,708	40,289	690,488
Affiliated Investment Companies Shares	(4)	1	(8)	—
Futures	1,318	2,452	(147)	1,874
Translation of Foreign Currency-Denominated Amounts	306	(162)	224	(89)

Net Increase (Decrease) in Net Assets Resulting from Operations	15,024	1,035,543	(85,005)	758,566

Transactions in Interest:
Contributions	126,665	238,564	11,243	60,643
Withdrawals	(276,321)	(317,878)	(371,673)	(806,861)

Net Increase (Decrease) from Transactions in Interest	(149,656)	(79,314)	(360,430)	(746,218)

Total Increase (Decrease) in Net Assets	(134,632)	956,229	(445,435)	12,348
Net Assets
Beginning of Period	5,335,224	4,378,995	3,826,787	3,814,439

End of Period	$5,200,592	$5,335,224	$3,381,352	$3,826,787

See accompanying Notes to Financial Statements.

1077

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Total Return	11.15	%(B)	21.98%	17.00%	(13.82%)	51.09%	(18.68%)

Net Assets, End of Period (thousands)	$13,527,633		$12,469,635	$11,441,773	$10,527,133	$12,297,493	$9,481,550
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.22%	0.21%	0.21%	0.22%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21	%(C)	0.22%	0.21%	0.21%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.93	%(C)	3.83%	4.34%	4.36%	3.50%	2.77%
Portfolio Turnover Rate	8	%(B)	13%	13%	15%	9%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1078

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Total Return	11.27	%(B)	15.91%	18.71%	(23.60%)	13.08%	(1.93%)

Net Assets, End of Period (thousands)	$3,031,314		$2,971,020	$2,821,173	$2,520,343	$3,416,144	$2,943,153
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.28	%(C)	2.64%	2.63%	2.56%	2.11%	2.13%
Portfolio Turnover Rate	4	%(B)	14%	9%	11%	11%	5%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1079

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Total Return	(3.07	%)(B)	22.46%	0.60%	(26.65%)	38.31%	0.14%

Net Assets, End of Period (thousands)	$1,269,553		$1,373,788	$1,202,141	$1,194,021	$1,822,967	$1,527,014
Ratio of Expenses to Average Net Assets	0.13	%(C)	0.12%	0.12%	0.12%	0.12%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13	%(C)	0.12%	0.12%	0.12%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.69	%(C)	3.73%	4.37%	4.23%	3.42%	4.21%
Portfolio Turnover Rate	8	%(B)	23%	17%	19%	19%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1080

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The United Kingdom Small Company Series
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Total Return	3.68	%(B)	32.13%	9.20%	(33.34%)	51.93%	(14.87%)

Net Assets, End of Period (thousands)	$1,455,540		$1,553,226	$1,251,913	$1,167,847	$1,897,276	$1,475,782
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.11%	0.11%	0.11%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11	%(C)	0.11%	0.11%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.31	%(C)	3.70%	3.88%	4.07%	2.27%	2.38%
Portfolio Turnover Rate	5	%(B)	20%	9%	14%	12%	9%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1081

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Total Return	12.82	%(B)	24.06%	11.76%	(29.07%)	51.24%	(2.23%)

Net Assets, End of Period (thousands)	$5,346,746		$5,752,774	$4,641,713	$4,346,563	$6,539,105	$4,601,945
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.12%	0.13%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.12%	0.13%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.80	%(C)	3.10%	3.14%	2.85%	2.11%	2.15%
Portfolio Turnover Rate	1	%(B)	16%	11%	11%	17%	8%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1082

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Total Return	0.90	%(B)	28.42%	3.53%	(12.52%)	59.72%	6.02%

Net Assets, End of Period (thousands)	$1,282,567		$1,386,761	$1,177,399	$1,215,060	$1,451,408	$970,883
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.11%	0.11%	0.11%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.11	%(C)	0.11%	0.11%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.04	%(C)	2.52%	2.47%	3.00%	1.90%	2.08%
Portfolio Turnover Rate	5	%(B)	18%	17%	15%	27%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1083

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Total Return	0.29	%(B)	23.68%	13.27%	(25.79%)	22.22%	2.67%

Net Assets, End of Period (thousands)	$5,200,592		$5,335,224	$4,378,995	$3,992,428	$6,309,330	$5,724,325
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.14%	0.15%	0.15%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.15%	0.16%	0.15%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.22	%(C)	2.74%	3.32%	3.26%	2.42%	2.38%
Portfolio Turnover Rate	5	%(B)	15%	14%	10%	19%	22%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1084

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Small Cap Series
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)
Total Return	(2.15	%)(B)	20.85%	15.47%	(22.31%)	36.03%	1.25%

Net Assets, End of Period (thousands)	$3,381,352		$3,826,787	$3,814,439	$3,520,919	$5,128,719	$4,906,954
Ratio of Expenses to Average Net Assets	0.28	%(C)	0.27%	0.25%	0.26%	0.27%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.28	%(C)	0.27%	0.26%	0.26%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.01	%(C)	2.69%	2.93%	2.91%	2.47%	2.64%
Portfolio Turnover Rate	3	%(B)	13%	19%	12%	16%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1085

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Series is calculated. When

1086

fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

OTC derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Series, and advised by the Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core

1087

Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor provides investment management services to the Series. For the six months ended April 30, 2025, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

1088

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2025, the total related amounts paid by the Trust to the CCO were $19 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2025, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$168
The Japanese Small Company Series	43
The Asia Pacific Small Company Series	20
The United Kingdom Small Company Series	27
The Continental Small Company Series	40
The Canadian Small Company Series	10
The Emerging Markets Series	68
The Emerging Markets Small Cap Series	59

E. Purchases and Sales of Securities:

For the six months ended April 30, 2025, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$1,028,622	$959,418
The Japanese Small Company Series	117,535	342,312
The Asia Pacific Small Company Series	100,055	138,246
The United Kingdom Small Company Series	74,583	174,355
The Continental Small Company Series	49,408	998,645
The Canadian Small Company Series	68,299	139,259
The Emerging Markets Series	281,361	379,123
The Emerging Markets Small Cap Series	103,119	431,324

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

1089

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$394,864	$2,743,627	$2,495,385	$ (5)	$(51)	$643,050	55,603	$8,553	—

Total	$394,864	$2,743,627	$2,495,385	$ (5)	$(51)	$643,050		$8,553	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$ 41,708	$ 299,753	$ 247,823	$ (4)	$(13)	$ 93,621	8,095	$1,787	—

Total	$ 41,708	$ 299,753	$ 247,823	$ (4)	$(13)	$ 93,621		$1,787	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$ 18,337	$ 102,853	$ 103,860	$ 1	$ (2)	$ 17,329	1,498	$ 712	—

Total	$ 18,337	$ 102,853	$ 103,860	$ 1	$ (2)	$ 17,329		$ 712	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$ 11,156	$ 73,681	$ 70,328	$ (1)	$ (1)	$ 14,507	1,254	$ 304	—

Total	$ 11,156	$ 73,681	$ 70,328	$ (1)	$ (1)	$ 14,507		$ 304	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$240,959	$ 773,908	$ 589,656	$ 2	$(54)	$425,159	36,763	$6,151	—

Total	$240,959	$ 773,908	$ 589,656	$ 2	$(54)	$425,159		$6,151	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$ 94,298	$ 214,829	$ 194,025	$ 10	$(20)	$115,092	9,952	$2,513	—

Total	$ 94,298	$ 214,829	$ 194,025	$ 10	$(20)	$115,092		$2,513	—

The Emerging Markets Series
The DFA Short Term Investment Fund	$ 56,677	$ 589,158	$ 542,339	$(10)	$ (4)	$103,482	8,948	$1,766	—

Total	$ 56,677	$ 589,158	$ 542,339	$(10)	$ (4)	$103,482		$1,766	—

1090

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distributions

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$26,110	$160,530	$128,809	—	$(8)	$57,823	5,000	$864	—

Total	$26,110	$160,530	$128,809	—	$(8)	$57,823		$864	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$10,112,316	$4,116,959	$(273,449)	$3,843,510
The Japanese Small Company Series	2,461,675	853,269	(151,829)	701,440
The Asia Pacific Small Company Series	1,372,995	261,264	(311,360)	(50,096)
The United Kingdom Small Company Series	1,268,189	419,606	(222,349)	197,257
The Continental Small Company Series	4,135,076	2,121,386	(500,718)	1,620,668
The Canadian Small Company Series	1,194,390	368,310	(135,191)	233,119
The Emerging Markets Series	3,007,705	2,560,159	(137,155)	2,423,004
The Emerging Markets Small Cap Series	2,498,477	1,407,533	(300,466)	1,107,067

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Series recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

1091

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Series’ derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2025 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$118,671
The Japanese Small Company Series	505
The Asia Pacific Small Company Series	168
The United Kingdom Small Company Series	3,519
The Emerging Markets Series	35,347

1092

Futures*
The Emerging Markets Small Cap Series	$21,478

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2025 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2025	Equity Contracts (1)
The DFA International Value Series	$2,545	$2,545
The Emerging Markets Series	1,761	1,761

	Liability Derivatives Value
	Total Value at April 30, 2025	Equity Contracts *,(2)
The Emerging Markets Small Cap Series	$(91)	$(91)

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.

(2)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2025 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$(10,811)	$(10,811)
The Japanese Small Company Series	155	155
The Asia Pacific Small Company Series	(77)	(77)
The United Kingdom Small Company Series	(255)	(255)
The Continental Small Company Series	(2,144)	(2,144)
The Canadian Small Company Series	172	172
The Emerging Markets Series	(3,243)	(3,243)
The Emerging Markets Small Cap Series	(379)	(379)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$3,383	$3,383
The Japanese Small Company Series	90	90

1093

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The Asia Pacific Small Company Series	$30	$30
The United Kingdom Small Company Series	37	37
The Emerging Markets Series	1,318	1,318
The Emerging Markets Small Cap Series	(147)	(147)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.

For the six months ended April 30, 2025, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2025
The Japanese Small Company Series	5.13%	$1,427	10	$2	$2,908	—
The Asia Pacific Small Company Series	5.08%	580	3	—	989	—
The United Kingdom Small Company Series	5.21%	1,744	8	2	3,160	—
The Continental Small Company Series	5.22%	10,281	11	17	17,754	—
The Emerging Markets Series	5.08%	5,848	4	3	5,848	—

1094

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2025
The Emerging Markets Small Cap Series	5.08%	$772	4	—	$863	—
*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2025, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2025, activity by the Series under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2025
The Continental Small Company Series	Borrower	4.95%	$41,556	15	$86	$58,491	—
*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2025 that the Series utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2025, if any, were executed by the Series pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board.

For the six months ended April 30, 2025, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$84,706	$56,932	$(2,874)
The Japanese Small Company Series	22,147	44,874	3,979
The Asia Pacific Small Company Series	19,099	27,148	1,050
The United Kingdom Small Company Series	11,146	31,396	8,274
The Continental Small Company Series	7,387	83,294	820
The Canadian Small Company Series	17,617	18,481	4,859
The Emerging Markets Series	2,284	2,483	(1,456)

1095

Series	Purchases	Sales	Realized Gain (Loss)
The Emerging Markets Small Cap Series	$594	$1,654	$(780)

J. Securities Lending:

As of April 30, 2025, the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$55,716
The Japanese Small Company Series	189,596
The Asia Pacific Small Company Series	141,827
The United Kingdom Small Company Series	1,097
The Continental Small Company Series	17,986
The Canadian Small Company Series	3,831
The Emerging Markets Series	206,430
The Emerging Markets Small Cap Series	408,175

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

1096

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the six months ended April 30, 2025, the realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

The DFA International Value Series	$57,127

M. Segment Reporting:

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect the Series’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Trust’s Co-Chief Executive Officers and the Chief Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole. The Series’ long-term strategic asset allocation is executed by its portfolio management team and guided by the Series’ investment objective and principal investment strategies, as described in the Series’ registration statement. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

N. New Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) –Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.

O. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

1097

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2025

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.9%)
BELGIUM — (0.0%)
	Titan Cement International SA (TITC GA)	101,687	$4,720,593

BRAZIL — (2.6%)
	Anima Holding SA	1,081,100	607,686
	Atacadao SA	2,306,886	3,475,481
*	Automob Participacoes SA	189,745	9,027
	Banco Bradesco SA (BBD US), ADR	387,640	953,595
	Banco Bradesco SA (BBDC3 BZ)	3,524,949	7,596,297
	Banco do Brasil SA	5,636,844	28,734,729
	Banco Santander Brasil SA	1,373,310	7,143,443
	Bemobi Mobile Tech SA	76,755	255,753
*	Blau Farmaceutica SA	11,300	25,706
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	191,415	714,372
	Brava Energia	175,795	537,749
	BRF SA	884,829	3,539,223
	C&A Modas SA	457,849	1,073,799
	Camil Alimentos SA	422,399	324,513
	Cia Siderurgica Nacional SA (CSNA3 BZ)	2,157,837	3,536,098
#	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	360,553	605,729
	Cosan SA	754,879	1,033,525
	Cruzeiro do Sul Educacional SA	12,500	9,009
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,236,143	5,399,678
	Dexco SA	1,538,080	1,498,741
	Dimed SA Distribuidora da Medicamentos	57,500	93,011
*	Embraer SA (EMBR3 BZ)	754,003	8,625,301

		Shares	Value»
BRAZIL — (Continued)
	Empreendimentos Pague Menos SA	233,098	$135,542
	Eternit SA	52,800	42,053
	Even Construtora e Incorporadora SA	731,756	741,407
	Fleury SA	181,500	415,440
	Gerdau SA, Sponsored ADR	3,587,004	9,362,080
	Grendene SA	23,400	22,925
	Grupo SBF SA	353,370	660,644
	Guararapes Confeccoes SA	361,300	518,221
*Ω	Hapvida Participacoes e Investimentos SA	12,108,112	4,949,793
	Hypera SA	416,253	1,769,120
	Iochpe Maxion SA	489,454	1,062,540
*	IRB-Brasil Resseguros SA	202,202	1,704,149
	Jalles Machado SA	161,838	114,068
	JBS SA	839,152	6,517,858
	JHSF Participacoes SA	1,503,305	1,358,899
	JSL SA	83,710	99,417
	Lavvi Empreendimentos Imobiliarios SA	215,108	395,713
	Lojas Quero-Quero SA	706,315	343,503
	Lojas Renner SA	269,947	694,947
Ω	LWSA SA	801,300	509,712
	M Dias Branco SA	60,100	268,669
	Moura Dubeux Engenharia SA	184,100	533,957
	Movida Participacoes SA	318,090	396,271
	Natura & Co. Holding SA	1,150,721	1,928,294
*	Oceanpact Servicos Maritimos SA	13,100	12,511
*	Oncoclinicas do Brasil Servicos Medicos SA	22,400	23,880
	Petroleo Brasileiro SA (PBR US), Sponsored ADR	1,849,041	20,875,673
	Petroleo Brasileiro SA (PBRA US), Sponsored ADR	2,745,081	28,988,055

1098

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Petroleo Brasileiro SA (PETR3 BZ)	10,192,349	$57,560,555
	Petroreconcavo SA	439,400	994,140
	Positivo Tecnologia SA	338,908	367,265
*	PRIO SA	154,300	916,531
*	Qualicorp Consultoria e Corretora de Seguros SA	148,000	53,722
	Romi SA	233,623	377,080
	Sao Carlos Empreendimentos e Participacoes SA	55,300	179,976
	Sao Martinho SA	176,538	606,901
Ω	Ser Educacional SA	82,700	87,288
	Trisul SA	269,566	330,596
	Tupy SA	302,484	1,143,279
	Ultrapar Participacoes SA (UGPA3 BZ)	132,449	416,124
	Vale SA (VALE US), Sponsored ADR	656,676	6,113,654
	Vale SA (VALE3 BZ)	5,734,779	53,415,405
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	206,537	900,732
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	164,800	142,871
	Vibra Energia SA	794,160	2,630,804
	YDUQS Participacoes SA	120,081	302,363
*	Zamp SA	177,798	98,374

TOTAL BRAZIL			286,875,466

CANADA — (0.0%)
	China Gold International Resources Corp. Ltd. (2099 HK)	277,500	1,751,495

CHILE — (0.6%)
	Banco de Credito e Inversiones SA	38,444	1,522,510
	Besalco SA	530,992	412,169
	Bicecorp SA	2,846,826	784,697
	Camanchaca SA	1,334,309	56,155
*	CAP SA	558,310	2,871,474
	Cencosud SA	4,122,328	14,105,485

		Shares	Value»
CHILE — (Continued)
	Cia Sud Americana de Vapores SA	46,849,671	$2,587,669
	Cristalerias de Chile SA	264,624	819,452
	Empresa Nacional de Telecomunicaciones SA	714,381	2,067,193
	Empresas CMPC SA	4,198,444	6,584,386
	Empresas Copec SA	1,491,993	10,241,902
*	Empresas Hites SA	1,694,432	144,947
	Enel Americas SA (ENELAM CI)	32,386,016	3,180,149
	Falabella SA	1,568,863	7,123,830
	Inversiones Aguas Metropolitanas SA	2,219,249	2,015,603
*	Masisa SA	8,850,036	127,111
	PAZ Corp. SA	1,562,812	866,496
*	Ripley Corp. SA	647,087	299,184
	Salfacorp SA	2,712,464	1,936,472
	Sigdo Koppers SA	187,924	219,998
	SMU SA	3,058,733	599,219
	Sociedad Matriz SAAM SA	44,103,821	5,542,729
*	Socovesa SA	3,559,512	266,900
	SONDA SA	276,164	111,575
	Vina Concha y Toro SA	581,670	721,183

TOTAL CHILE			65,208,488

CHINA — (26.1%)
	360 Security Technology, Inc., Class A	678,933	957,643
	361 Degrees International Ltd.	4,912,000	2,697,518
Ω	3SBio, Inc.	7,838,000	12,085,233
*	5I5J Holding Group Co. Ltd., Class A	803,700	350,226
	AAC Technologies Holdings, Inc.	2,727,500	13,056,431
*	ADAMA Ltd., Class A	191,800	163,571
*	Addsino Co. Ltd., Class A	85,900	80,783
	Advanced Technology & Materials Co. Ltd., Class A	308,500	475,831
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	602,079
	AECC Aviation Power Co. Ltd., Class A	267,307	1,208,926
	Agricultural Bank of China Ltd., Class H	85,944,000	52,444,457

1099

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Aisino Corp., Class A	369,067	$418,154
	Ajisen China Holdings Ltd.	2,433,000	240,678
	Alibaba Group Holding Ltd. (9988 HK)	22,850,500	341,158,575
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	217,044	25,921,565
*	Alibaba Pictures Group Ltd.	15,290,000	998,688
Ω	A-Living Smart City Services Co. Ltd.	421,750	163,427
	Allmed Medical Products Co. Ltd., Class A	111,200	123,133
	Aluminum Corp. of China Ltd., Class H	9,316,000	5,000,219
	Andon Health Co. Ltd., Class A	47,700	248,975
*	Angang Steel Co. Ltd., Class H	1,093,632	206,925
	Anhui Conch Cement Co. Ltd., Class H	3,421,000	9,637,161
	Anhui Construction Engineering Group Co. Ltd., Class A	569,100	360,677
	Anhui Guangxin Agrochemical Co. Ltd., Class A	260,482	387,208
	Anhui Heli Co. Ltd., Class A	203,527	444,537
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	479,414
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	156,651	403,817
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	87,000	64,284
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	910,803	671,177
	Anhui Jinhe Industrial Co. Ltd., Class A	17,400	59,603
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	81,000	57,048

		Shares	Value»
CHINA — (Continued)
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	111,080	$126,743
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	312,200	364,452
	Anhui Xinhua Media Co. Ltd., Class A	236,100	227,749
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	407,804	1,018,045
	Anjoy Foods Group Co. Ltd., Class A	36,099	379,171
#	Anton Oilfield Services Group	14,658,000	1,811,303
	Aotecar New Energy Technology Co. Ltd., Class A	689,700	270,784
	APT Satellite Holdings Ltd.	154,000	38,114
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	180,377	712,600
	Asia Cement China Holdings Corp.	2,452,000	716,092
#Ω	AsiaInfo Technologies Ltd.	997,200	1,203,007
	Asymchem Laboratories Tianjin Co. Ltd., Class A	78,900	889,418
	AviChina Industry & Technology Co. Ltd., Class H	11,376,000	5,235,006
Ω	BAIC Motor Corp. Ltd., Class H	7,639,000	1,877,824
*	Baidu, Inc. (9888 HK), Class A	100,000	1,102,701
#*	Baidu, Inc. (BIDU US), Sponsored ADR	624,224	54,819,352
#*Ω	Bairong, Inc.	176,000	176,569
	Baiyin Nonferrous Group Co. Ltd., Class A	1,350,400	505,073
	Bank of Beijing Co. Ltd., Class A	4,463,822	3,688,443
	Bank of Changsha Co. Ltd., Class A	1,185,900	1,479,441
	Bank of Chengdu Co. Ltd., Class A	1,372,128	3,209,780

1100

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bank of China Ltd., Class H	229,349,817	$128,062,845
	Bank of Chongqing Co. Ltd., Class H	2,931,500	2,854,183
#	Bank of Communications Co. Ltd., Class H	27,524,574	24,069,104
	Bank of Guiyang Co. Ltd., Class A	881,151	700,861
	Bank of Hangzhou Co. Ltd., Class A	1,852,505	3,752,598
	Bank of Jiangsu Co. Ltd., Class A	5,223,615	7,312,363
	Bank of Nanjing Co. Ltd., Class A	3,096,531	4,443,627
	Bank of Ningbo Co. Ltd., Class A	1,885,381	6,209,458
Ω	Bank of Qingdao Co. Ltd., Class H	162,500	77,166
	Bank of Shanghai Co. Ltd., Class A	3,446,447	4,928,482
	Bank of Suzhou Co. Ltd., Class A	1,125,708	1,246,883
	Bank of Xi’an Co. Ltd., Class A	705,600	336,454
	Baoshan Iron & Steel Co. Ltd., Class A	5,102,177	4,799,539
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	267,558	164,724
	Baoxiniao Holding Co. Ltd., Class A	377,300	198,457
*	Baoye Group Co. Ltd., Class H	1,363,120	785,476
	BBMG Corp., Class H	9,211,000	831,610
	Befar Group Co. Ltd., Class A	628,200	353,455
	Beibuwan Port Co. Ltd., Class A	443,467	515,251
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,199,879	1,392,745
	Beijing Easpring Material Technology Co. Ltd., Class A	123,021	640,774
	Beijing Energy International Holding Co. Ltd.	418,200	54,482
	Beijing Enterprises Water Group Ltd.	17,402,000	5,496,426

		Shares	Value»
CHINA — (Continued)
	Beijing Fengjing Automotive Parts Co. Ltd.	124,300	$61,450
	Beijing Gehua CATV Network Co. Ltd., Class A	296,700	294,272
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	529,928	394,778
	Beijing Haohua Energy Resource Co. Ltd., Class A	376,064	374,007
*	Beijing Jetsen Technology Co. Ltd., Class A	832,100	605,950
	Beijing New Building Materials PLC, Class A	217,710	839,362
	Beijing North Star Co. Ltd., Class H	1,674,000	148,782
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	154,900	210,148
	Beijing Originwater Technology Co. Ltd., Class A	753,163	459,940
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	49,500	117,307
	Beijing Sanyuan Foods Co. Ltd., Class A	358,600	215,415
	Beijing Shougang Co. Ltd., Class A	1,336,666	664,090
*	Beijing Shunxin Agriculture Co. Ltd., Class A	104,522	229,223
	Beijing Sinnet Technology Co. Ltd., Class A	377,128	751,563
	Beijing SL Pharmaceutical Co. Ltd., Class A	228,200	202,108
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	371,935	181,111

1101

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Strong Biotechnologies, Inc., Class A	130,700	$251,786
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	84,421
	Beijing Yanjing Brewery Co. Ltd., Class A	556,129	994,695
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	247,202	357,030
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,614,356	5,285,435
*	Beiqi Foton Motor Co. Ltd., Class A	1,943,402	701,541
*	Bengang Steel Plates Co. Ltd., Class A	515,700	265,359
	Best Pacific International Holdings Ltd.	396,000	123,644
	Bestore Co. Ltd., Class A	36,900	59,914
	BGI Genomics Co. Ltd., Class A	62,700	416,233
*	Blue Sail Medical Co. Ltd., Class A	206,600	143,556
	Bluestar Adisseo Co., Class A	234,900	310,360
	BOE Technology Group Co. Ltd., Class A	9,480,826	5,014,122
	BOE Varitronix Ltd.	981,000	689,410
*	Bohai Leasing Co. Ltd., Class A	2,050,400	890,769
#	Boyaa Interactive International Ltd.	123,000	71,856
	Bright Dairy & Food Co. Ltd., Class A	459,705	522,927
#	Brilliance China Automotive Holdings Ltd.	16,650,000	5,893,270
	Bros Eastern Co. Ltd., Class A	302,700	206,691
	B-Soft Co. Ltd., Class A	298,340	233,990
	BTG Hotels Group Co. Ltd., Class A	286,313	564,615
	By-health Co. Ltd., Class A	136,700	206,999

		Shares	Value»
CHINA — (Continued)
*	C C Land Holdings Ltd.	14,255,429	$2,372,815
	C&D International Investment Group Ltd.	2,280,996	4,770,524
	C&S Paper Co. Ltd., Class A	333,000	302,649
	Caitong Securities Co. Ltd., Class A	931,110	935,502
	Camel Group Co. Ltd., Class A	362,820	419,513
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	540,301	256,918
	Canmax Technologies Co. Ltd., Class A	227,716	558,906
	Canny Elevator Co. Ltd., Class A	197,400	196,952
	CCCC Design & Consulting Group Co. Ltd., Class A	310,900	333,490
	CECEP Solar Energy Co. Ltd., Class A	1,209,600	718,670
	CECEP Wind-Power Corp., Class A	2,054,970	812,352
	Central China Land Media Co. Ltd., Class A	248,100	423,626
*††	Central China Management Co. Ltd.	7,334,350	18,914
	CGN New Energy Holdings Co. Ltd.	6,484,000	1,905,659
*	CGN Nuclear Technology Development Co. Ltd., Class A	100,400	96,690
	Changchun Faway Automobile Components Co. Ltd., Class A	207,620	269,134
	Changchun High-Tech Industry Group Co. Ltd., Class A	80,900	979,630
	Changhong Meiling Co. Ltd., Class A	110,200	113,800
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	389,800	170,763
	Changjiang Publishing & Media Co. Ltd., Class A	177,300	233,598

1102

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Changjiang Securities Co. Ltd., Class A	1,076,490	$951,537
*	ChangYuan Technology Group Ltd., Class A	84,700	40,243
	Chaoju Eye Care Holdings Ltd.	61,500	21,205
	Chaowei Power Holdings Ltd.	2,400,000	411,053
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	108,800	196,836
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	377,627
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	83,100	319,399
	Chengdu Wintrue Holding Co. Ltd., Class A	373,000	427,368
	Chenguang Biotech Group Co. Ltd., Class A	82,100	121,906
*	Chengxin Lithium Group Co. Ltd., Class A	201,500	310,975
	Chengzhi Co. Ltd., Class A	345,111	358,969
	China Aircraft Leasing Group Holdings Ltd.	122,000	64,654
	China Animal Husbandry Industry Co. Ltd., Class A	255,800	234,982
	China BlueChemical Ltd., Class H	8,238,878	2,005,923
*Ω	China Bohai Bank Co. Ltd., Class H	1,685,000	197,825
	China CAMC Engineering Co. Ltd., Class A	266,600	290,912
#	China Chunlai Education Group Co. Ltd.	34,000	18,441
	China CITIC Bank Corp. Ltd., Class H	28,158,112	22,270,988
*Ω	China CITIC Financial Asset Management Co. Ltd., Class H	13,950,000	1,318,339

		Shares	Value»
CHINA — (Continued)
#	China Coal Energy Co. Ltd., Class H	10,409,000	$10,754,672
	China Coal Xinji Energy Co. Ltd., Class A	37,600	34,635
	China Communications Services Corp. Ltd., Class H	11,677,071	6,081,419
	China Conch Environment Protection Holdings Ltd.	1,265,000	87,438
	China Conch Venture Holdings Ltd.	3,532,000	3,625,136
	China Construction Bank Corp., Class H	338,898,101	278,380,346
	China CYTS Tours Holding Co. Ltd., Class A	193,700	259,247
	China Design Group Co. Ltd., Class A	123,100	126,675
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	2,450,000	375,497
*	China Eastern Airlines Corp. Ltd., Class H	502,000	149,442
#	China Education Group Holdings Ltd.	626,709	196,910
	China Electronics Huada Technology Co. Ltd.	350,000	62,650
	China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	78,618
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	4,398,000	560,102
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	6,490,514	1,965,295
	China Everbright Bank Co. Ltd., Class H	8,476,000	3,680,457
Ω	China Feihe Ltd.	7,536,000	5,694,921
*	China First Heavy Industries Co. Ltd., Class A	510,700	181,446

1103

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Foods Ltd.	2,876,000	$1,149,354
#	China Galaxy Securities Co. Ltd., Class H	5,073,000	4,608,470
	China Gas Holdings Ltd.	10,186,131	9,209,619
*	China Glass Holdings Ltd.	1,092,000	33,466
	China Great Wall Securities Co. Ltd., Class A	427,300	454,775
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	451,200	532,455
	China Hanking Holdings Ltd.	611,000	86,329
	China Harmony Auto Holding Ltd.	3,323,500	271,903
*	China High Speed Transmission Equipment Group Co. Ltd.	1,172,000	125,337
	China Hongqiao Group Ltd.	9,504,000	17,059,817
	China International Marine Containers Group Co. Ltd., Class H	4,529,220	2,845,240
	China Jushi Co. Ltd., Class A	1,274,241	2,056,574
	China Kepei Education Group Ltd.	1,432,000	244,115
	China Lesso Group Holdings Ltd.	4,702,000	2,503,273
	China Lilang Ltd.	1,786,000	859,868
*Ω	China Literature Ltd.	1,380,800	4,794,771
*	China Longevity Group Co. Ltd.	1,152,649	1,486
	China Medical System Holdings Ltd.	5,063,000	5,403,943
	China Meheco Group Co. Ltd., Class A	425,320	593,852
#	China Meidong Auto Holdings Ltd.	1,952,000	522,610
	China Mengniu Dairy Co. Ltd.	10,617,000	26,443,239
	China Merchants Bank Co. Ltd., Class H	8,431,500	45,990,806

		Shares	Value»
CHINA — (Continued)
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	477,400	$843,601
	China Merchants Property Operation & Service Co. Ltd., Class A	255,600	415,042
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,390,510	1,752,170
#*††	China Metal Recycling Holdings Ltd.	3,259,800	0
	China Minsheng Banking Corp. Ltd., Class H	17,288,900	8,112,978
#	China Modern Dairy Holdings Ltd.	6,567,000	863,266
	China National Accord Medicines Corp. Ltd., Class A	161,707	546,291
#	China National Building Material Co. Ltd., Class H	10,015,888	4,856,661
	China National Chemical Engineering Co. Ltd., Class A	1,518,600	1,578,492
	China National Gold Group Gold Jewellery Co. Ltd., Class A	240,000	271,681
	China National Medicines Corp. Ltd., Class A	230,000	918,079
	China National Nuclear Power Co. Ltd., Class A	2,594,543	3,298,629
Ω	China New Higher Education Group Ltd.	3,209,590	347,860
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	486,800	310,074
*	China Oil & Gas Group Ltd.	18,080,000	318,195

1104

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Oilfield Services Ltd., Class H	6,418,000	$5,018,944
	China Oriental Group Co. Ltd.	2,604,000	413,686
	China Pacific Insurance Group Co. Ltd., Class H	4,691,800	12,765,282
	China Petroleum & Chemical Corp., Class H	91,529,575	46,723,219
	China Petroleum Engineering Corp., Class A	296,500	124,945
	China Publishing & Media Co. Ltd., Class A	339,400	295,519
	China Railway Group Ltd., Class H	11,658,000	5,016,040
	China Railway Hi-tech Industry Co. Ltd., Class A	553,800	556,517
	China Railway Materials Co. Ltd., Class A	1,060,400	364,747
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,703,000	2,293,463
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	235,345
	China Reinsurance Group Corp., Class H	5,693,000	660,200
	China Resources Building Materials Technology Holdings Ltd.	9,124,000	1,924,995
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	347,381	902,765
	China Resources Gas Group Ltd.	1,378,700	3,851,261
	China Resources Land Ltd.	11,585,000	38,978,974
#	China Resources Medical Holdings Co. Ltd.	3,993,500	1,880,008
#	China Risun Group Ltd.	3,584,000	1,157,931
*	China Sanjiang Fine Chemicals Co. Ltd.	3,501,000	806,805

		Shares	Value»
CHINA — (Continued)
	China Shenhua Energy Co. Ltd., Class H	7,198,000	$27,051,138
	China Shineway Pharmaceutical Group Ltd.	1,731,000	1,615,479
	China South Publishing & Media Group Co. Ltd., Class A	602,000	1,180,900
	China Starch Holdings Ltd.	10,090,000	232,552
	China State Construction Engineering Corp. Ltd., Class A	12,788,706	9,703,752
	China State Construction International Holdings Ltd.	934,000	1,376,739
#*	China Sunshine Paper Holdings Co. Ltd.	2,083,000	526,486
	China Tianying, Inc., Class A	819,900	476,266
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	27,700	187,482
Ω	China Tower Corp. Ltd., Class H	18,125,800	26,254,799
	China TransInfo Technology Co. Ltd., Class A	218,682	275,765
	China Tungsten & Hightech Materials Co. Ltd., Class A	150,452	198,049
*	China Union Holdings Ltd., Class A	386,700	193,818
*	China Vanke Co. Ltd., Class H	1,125,005	771,221
	China West Construction Group Co. Ltd., Class A	394,200	308,631
	China XD Electric Co. Ltd., Class A	48,300	41,323
#	China Yongda Automobiles Services Holdings Ltd.	4,109,500	1,310,139
*Ω	China Youran Dairy Group Ltd.	1,656,000	504,964

1105

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	China Yuhua Education Corp. Ltd.	470,000	$18,171
	China Zhenhua Group Science & Technology Co. Ltd., Class A	111,500	787,608
	China Zheshang Bank Co. Ltd., Class H	4,591,800	1,552,463
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	96,800	97,339
	Chinasoft International Ltd.	8,516,000	5,427,774
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	298,908	431,951
	Chongqing Changan Automobile Co. Ltd., Class A	1,691,009	2,855,968
	Chongqing Department Store Co. Ltd., Class A	125,084	546,741
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	193,800	349,902
	Chongqing Machinery & Electric Co. Ltd., Class H	1,716,000	204,559
	Chongqing Port Co. Ltd., Class A	184,000	134,553
	Chongqing Rural Commercial Bank Co. Ltd., Class H	11,276,000	8,657,078
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	543,700	613,516
	Chow Tai Seng Jewellery Co. Ltd., Class A	99,800	178,921
	CIMC Enric Holdings Ltd.	2,746,000	2,153,537
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	298,672
	CITIC Resources Holdings Ltd.	11,090,000	507,206
	CITIC Securities Co. Ltd., Class H	90,825	224,477

		Shares	Value»
CHINA — (Continued)
	City Development Environment Co. Ltd., Class A	180,900	$335,194
	CMST Development Co. Ltd., Class A	759,700	614,333
*	CNFinance Holdings Ltd., ADR	174	132
	CNGR Advanced Material Co. Ltd., Class A	187,040	813,026
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	714,560	401,782
	CNOOC Energy Technology & Services Ltd., Class A	2,122,901	1,160,744
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	477,577	461,029
*	COFCO Biotechnology Co. Ltd., Class A	453,000	341,129
	COFCO Capital Holdings Co. Ltd., Class A	162,200	264,983
#*	COFCO Joycome Foods Ltd.	10,817,000	2,033,140
	COFCO Sugar Holding Co. Ltd., Class A	536,600	686,421
	Cofoe Medical Technology Co. Ltd., Class A	40,300	185,814
*	Comba Telecom Systems Holdings Ltd.	1,040,000	196,402
	Concord New Energy Group Ltd.	35,720,000	2,163,309
	Consun Pharmaceutical Group Ltd.	2,111,000	2,514,048
*	Coolpad Group Ltd.	12,062,079	26,440
	COSCO SHIPPING Development Co. Ltd., Class H	14,452,000	1,636,581
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	4,010,000	3,180,476

1106

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	COSCO SHIPPING Holdings Co. Ltd., Class H	13,958,500	$21,063,869
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,310,000	2,006,970
	COSCO SHIPPING Ports Ltd.	5,731,413	2,966,711
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	659,500	533,421
	CQ Pharmaceutical Holding Co. Ltd., Class A	374,900	250,487
	CRRC Corp. Ltd., Class H	3,275,000	2,021,165
	CSG Holding Co. Ltd., Class A	632,849	413,068
	CSSC Science & Technology Co. Ltd., Class A	110,400	177,190
	CTS International Logistics Corp. Ltd., Class A	559,470	472,406
	Dajin Heavy Industry Co. Ltd., Class A	65,400	248,462
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	511,618
	Daqin Railway Co. Ltd., Class A	3,556,661	3,174,279
	Dashang Co. Ltd., Class A	126,288	435,437
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	102,108
	Deppon Logistics Co. Ltd., Class A	193,700	345,722
*	Dezhan Healthcare Co. Ltd., Class A	555,200	227,162
	Dian Diagnostics Group Co. Ltd., Class A	170,700	329,580
	Digital China Holdings Ltd.	331,000	105,000
	Do-Fluoride New Materials Co. Ltd., Class A	178,200	285,332
	Dongfang Electric Corp. Ltd., Class H	859,000	1,172,479
	DongFeng Automobile Co. Ltd., Class A	132,900	128,578

		Shares	Value»
CHINA — (Continued)
	Dongguan Aohai Technology Co. Ltd., Class A	74,200	$379,663
	Dongguan Development Holdings Co. Ltd., Class A	308,200	436,929
	Dongxing Securities Co. Ltd., Class A	523,100	722,410
#	Dongyue Group Ltd.	5,627,000	6,640,583
	Dynagreen Environmental Protection Group Co. Ltd., Class H	750,000	422,278
	Easyhome New Retail Group Co. Ltd., Class A	1,224,400	556,228
#	E-Commodities Holdings Ltd.	5,880,000	621,129
	Edvantage Group Holdings Ltd.	351,596	63,494
	EEKA Fashion Holdings Ltd.	341,500	328,072
*††	Elion Energy Co. Ltd., Class A	807,498	32,243
	ENN Natural Gas Co. Ltd., Class A	219,900	598,387
	Era Co. Ltd., Class A	302,300	165,729
	Essex Bio-technology Ltd.	207,000	120,133
	Eternal Asia Supply Chain Management Ltd., Class A	1,008,900	674,157
	EVA Precision Industrial Holdings Ltd.	4,192,000	407,107
	Ever Sunshine Services Group Ltd.	1,470,000	358,465
Ω	Everbright Securities Co. Ltd., Class H	282,600	246,396
	Fangda Carbon New Material Co. Ltd., Class A	811,294	515,618
	Fangda Special Steel Technology Co. Ltd., Class A	738,170	452,153
*	Farasis Energy Gan Zhou Co. Ltd., Class A	148,721	249,516
	FAW Jiefang Group Co. Ltd., Class A	418,452	414,896

1107

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	FAWER Automotive Parts Co. Ltd., Class A	470,012	$379,877
	Feilong Auto Components Co. Ltd., Class A	150,600	315,403
	FESCO Group Co. Ltd., Class A	43,700	127,006
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	238,578	704,155
*	FIH Mobile Ltd.	2,806,000	271,514
	FinVolution Group, ADR	488,484	3,863,908
#	First Tractor Co. Ltd., Class H	902,000	704,804
#	Flat Glass Group Co. Ltd., Class H	350,000	395,539
	Foshan Electrical & Lighting Co. Ltd., Class A	277,200	230,874
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	140,400	165,282
	Founder Securities Co. Ltd., Class A	713,607	732,322
	Fu Shou Yuan International Group Ltd.	1,474,000	668,071
	Fufeng Group Ltd.	8,809,000	7,359,455
	Fujian Funeng Co. Ltd., Class A	644,857	850,954
	Fujian Star-net Communication Co. Ltd., Class A	157,171	419,279
	Fujian Sunner Development Co. Ltd., Class A	329,998	729,164
	Fushun Special Steel Co. Ltd., Class A	306,700	210,877
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	515,800	1,257,556
	Gansu Energy Chemical Co. Ltd., Class A	1,396,600	452,093
	Gansu Shangfeng Cement Co. Ltd., Class A	334,680	404,824
	Gansu Yasheng Industrial Group Co. Ltd., Class A	457,800	178,510

		Shares	Value»
CHINA — (Continued)
	GCL Energy Technology Co. Ltd., Class A	367,800	$363,169
#*	GCL Technology Holdings Ltd.	28,393,000	2,885,725
*	GDS Holdings Ltd. (9698 HK), Class A	1,979,100	6,277,917
	Geely Automobile Holdings Ltd.	22,192,000	46,587,694
	GEM Co. Ltd., Class A	1,230,500	1,037,306
	Gemdale Corp., Class A	913,454	539,207
	Gemdale Properties & Investment Corp. Ltd.	21,910,000	687,460
	GF Securities Co. Ltd., Class H	2,865,000	3,732,034
	Giant Network Group Co. Ltd., Class A	283,200	565,904
#*	Global New Material International Holdings Ltd.	44,000	21,773
*	Glorious Property Holdings Ltd.	11,363,000	14,651
	GoerTek, Inc., Class A	232,031	678,670
	Goldwind Science & Technology Co. Ltd., Class H	2,985,800	2,057,392
*	Goodbaby International Holdings Ltd.	202,000	28,890
	Gotion High-tech Co. Ltd., Class A	375,583	1,068,057
	Grand Pharmaceutical Group Ltd.	3,827,000	2,932,571
	Gree Electric Appliances, Inc. of Zhuhai, Class A	576,800	3,619,301
	Greentown China Holdings Ltd.	5,334,591	6,807,379
#Ω	Greentown Management Holdings Co. Ltd.	1,128,000	386,634
	Greentown Service Group Co. Ltd.	3,278,000	1,868,724
	Guangdong Construction Engineering Group Co. Ltd., Class A	853,800	407,226

1108

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong DFP New Material Group Co. Ltd.	374,896	$206,228
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	601,100	1,072,241
	Guangdong Dongpeng Holdings Co. Ltd., Class A	369,000	315,533
	Guangdong Dowstone Technology Co. Ltd., Class A	156,300	301,241
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	181,000	217,092
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	187,700	339,173
	Guangdong Goworld Co. Ltd., Class A	105,400	142,921
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	316,200	131,120
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	290,600	469,246
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	105,592	273,626
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	48,000	149,852
	Guangdong Provincial Expressway Development Co. Ltd., Class A	283,660	547,437
	Guangdong South New Media Co. Ltd., Class A	21,400	114,809
	Guangdong Tapai Group Co. Ltd.,Class A	353,173	360,036
	Guangdong Vanward New Electric Co. Ltd., Class A	188,418	291,184

		Shares	Value»
CHINA — (Continued)
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	255,935	$487,593
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	773,600	261,044
	Guanghui Energy Co. Ltd., Class A	2,091,738	1,668,345
*	Guanghui Logistics Co. Ltd., Class A	331,600	331,672
#	Guangshen Railway Co. Ltd., Class H	3,306,000	724,391
	Guangxi Liugong Machinery Co. Ltd., Class A	509,240	697,638
	Guangxi LiuYao Group Co. Ltd., Class A	142,183	331,260
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	603,400	201,889
#	Guangzhou Automobile Group Co. Ltd., Class H	6,296,000	2,225,200
	Guangzhou Baiyun International Airport Co. Ltd., Class A	633,200	786,731
#	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	636,000	1,388,774
	Guangzhou Development Group, Inc., Class A	54,300	48,214
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	115,600	365,724
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	83,500	334,082
	Guangzhou Port Co. Ltd., Class A	750,600	323,371
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	108,200	500,913

1109

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	852,956	$741,462
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	166,400	242,480
	Guizhou Chanhen Chemical Corp., Class A	73,100	227,496
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	470,232	293,964
	Guizhou Tyre Co. Ltd., Class A	343,800	206,522
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	564,000	265,341
	Guoquan Food Shanghai Co. Ltd.	126,400	42,157
	Guosen Securities Co. Ltd., Class A	1,108,827	1,659,252
Ω	Guotai Haitong Securities Co. Ltd., Class H	5,654,288	8,058,656
	Guoyuan Securities Co. Ltd., Class A	868,450	891,611
	Haier Smart Home Co. Ltd. (600690 C1), Class A	879,896	3,007,567
	Haier Smart Home Co. Ltd. (6690 HK), Class H	3,202,000	9,292,296
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	20,800	36,942
#*	Hainan Meilan International Airport Co. Ltd., Class H	435,000	537,809
	Hainan Mining Co. Ltd., Class A	221,800	213,821
	Haitian International Holdings Ltd.	1,714,000	3,970,398
	Hangxiao Steel Structure Co. Ltd., Class A	795,322	275,403
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	631,700	902,122
	Hangzhou GreatStar Industrial Co. Ltd.	179,700	576,576

		Shares	Value»
CHINA — (Continued)
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	26,300	$212,000
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	112,776	170,636
	Hangzhou Iron & Steel Co., Class A	463,000	698,536
	Hangzhou Lion Microelectronics Co. Ltd., Class A	28,300	101,378
	Hangzhou Robam Appliances Co. Ltd., Class A	150,000	404,170
	Han’s Laser Technology Industry Group Co. Ltd., Class A	87,314	278,185
	Harbin Electric Co. Ltd., Class H	3,381,474	2,084,318
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	94,403	132,594
*	Harbin Pharmaceutical Group Co. Ltd., Class A	510,700	253,119
	HBIS Resources Co. Ltd., Class A	193,700	345,931
	Health & Happiness H&H International Holdings Ltd.	719,000	818,561
	Hefei Urban Construction Development Co. Ltd., Class A	230,529	202,630
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	101,600	150,084
	Hello Group, Inc., Sponsored ADR	637,815	3,641,924
	Henan Liliang Diamond Co. Ltd., Class A	68,100	256,994
	Henan Mingtai Al Industrial Co. Ltd., Class A	313,400	518,590
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	456,300	1,070,341

1110

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Henan Thinker Automatic Equipment Co. Ltd., Class A	8,300	$29,499
	Henan Yuguang Gold & Lead Co. Ltd., Class A	346,705	329,706
*	Henan Zhongfu Industry Co. Ltd., Class A	698,800	378,486
	Henan Zhongyuan Expressway Co. Ltd., Class A	411,600	257,698
	Hengan International Group Co. Ltd.	2,069,500	5,579,508
*	Hengdeli Holdings Ltd.	7,259,910	89,952
	Hengli Petrochemical Co. Ltd., Class A	1,682,874	3,542,184
	Hengtong Optic-electric Co. Ltd., Class A	654,008	1,390,123
	Hengyi Petrochemical Co. Ltd., Class A	856,541	718,214
	Hesteel Co. Ltd., Class A	3,173,600	948,372
	Hisense Visual Technology Co. Ltd., Class A	381,600	1,252,217
	Hitevision Co. Ltd., Class A	59,800	196,417
	HLA Group Corp. Ltd., Class A	1,438,000	1,643,612
*	HNA Technology Co. Ltd., Class A	637,300	245,545
	Hongli Zhihui Group Co. Ltd., Class A	129,300	110,352
*	Hopson Development Holdings Ltd.	5,139,908	1,924,090
	Horizon Construction Development Ltd.	1,905,554	272,029
	Hoshine Silicon Industry Co. Ltd., Class A	130,800	919,567
	Huaan Securities Co. Ltd., Class A	147,800	112,469
	Huabao Flavours & Fragrances Co. Ltd., Class A	78,204	172,708
	Huadian Heavy Industries Co. Ltd., Class A	74,300	61,427

		Shares	Value»
CHINA — (Continued)
	Huafon Chemical Co. Ltd., Class A	1,469,848	$1,354,528
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	343,308	342,617
	Huafu Fashion Co. Ltd., Class A	454,700	387,911
	Huaibei Mining Holdings Co. Ltd., Class A	856,600	1,398,997
	Huaihe Energy Group Co. Ltd., Class A	1,163,100	555,777
	Huangshan Tourism Development Co. Ltd., Class A	137,300	224,022
	Huapont Life Sciences Co. Ltd., Class A	604,400	338,018
Ω	Huatai Securities Co. Ltd., Class H	3,617,800	5,361,586
	Huaxi Securities Co. Ltd., Class A	534,955	592,237
	Huaxia Bank Co. Ltd., Class A	4,023,487	4,030,347
	Huaxin Cement Co. Ltd. (600801 C1), Class A	589,528	975,757
	Huaxin Cement Co. Ltd. (6655 HK), Class H	129,000	150,088
	Huayu Automotive Systems Co. Ltd., Class A	981,945	2,410,369
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	836,300	313,708
	Hubei Chutian Smart Communication Co. Ltd., Class A	312,700	190,590
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	137,294	497,106
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	371,800	1,045,561
	Hubei Yihua Chemical Industry Co. Ltd., Class A	147,846	221,797
	Hubei Zhenhua Chemical Co. Ltd., Class A	109,600	337,610
	Huishang Bank Corp. Ltd., Class H	810,900	304,502

1111

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Humanwell Healthcare Group Co. Ltd., Class A	366,000	$1,051,031
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	441,400	438,661
	Hunan Valin Steel Co. Ltd., Class A	2,373,580	1,596,276
	Hunan Zhongke Electric Co. Ltd., Class A	135,900	282,939
*Ω	Hygeia Healthcare Holdings Co. Ltd.	580,600	1,046,902
*	HyUnion Holding Co. Ltd., Class A	195,300	187,122
	IKD Co. Ltd., Class A	225,000	515,277
*Ω	IMAX China Holding, Inc.	76,600	63,813
	Industrial & Commercial Bank of China Ltd., Class H	180,841,996	123,878,819
	Industrial Bank Co. Ltd., Class A	6,143,453	17,668,049
	Industrial Securities Co. Ltd., Class A	1,396,592	1,112,807
	Infore Environment Technology Group Co. Ltd., Class A	739,856	608,496
*Ω	Ingdan, Inc.	1,339,000	209,767
	Inkeverse Group Ltd.	1,876,000	352,122
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	8,308,700	1,977,979
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	824,337	2,025,991
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	338,268	423,338
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,635,451	1,963,985
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	755,550	533,739
	Intco Medical Technology Co. Ltd., Class A	140,073	429,229
#*	iQIYI, Inc., ADR	1,808,670	3,327,953

		Shares	Value»
CHINA — (Continued)
*	IRICO Display Devices Co. Ltd., Class A	625,900	$577,184
*	J&T Global Express Ltd.	963,000	748,137
	JA Solar Technology Co. Ltd., Class A	737,600	970,187
	Jade Bird Fire Co. Ltd., Class A	185,700	283,623
	Jangho Group Co. Ltd., Class A	536,100	393,063
	JCET Group Co. Ltd., Class A	498,346	2,295,692
*Ω	JD Health International, Inc.	1,973,050	9,362,515
*Ω	JD Logistics, Inc.	5,176,600	8,119,042
	JD.com, Inc. (9618 HK), Class A	5,767,300	93,899,860
	Jiang Su Suyan Jingshen Co. Ltd., Class A	228,600	301,043
	Jiangling Motors Corp. Ltd., Class A	245,529	636,227
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	366,000	290,780
	Jiangsu Azure Corp., Class A	282,600	494,660
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	615,000	280,469
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	88,000	157,060
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	966,408	966,960
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	213,360	252,993
	Jiangsu Eastern Shenghong Co. Ltd., Class A	860,157	1,042,586
	Jiangsu General Science Technology Co. Ltd., Class A	425,300	266,522

1112

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Guomao Reducer Co. Ltd., Class A	153,506	$333,918
	Jiangsu Guotai International Group Co. Ltd., Class A	555,480	547,619
	Jiangsu Huachang Chemical Co. Ltd., Class A	269,000	258,629
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	655,220	374,281
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	104,500	182,110
	Jiangsu Linyang Energy Co. Ltd., Class A	569,400	434,148
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	244,100	394,744
	Jiangsu Shagang Co. Ltd., Class A	629,500	508,882
	Jiangsu Shentong Valve Co. Ltd., Class A	78,700	117,448
*	Jiangsu Sopo Chemical Co., Class A	193,129	218,892
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	544,400	393,209
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	724,458	419,191
	Jiangsu Zhongtian Technology Co. Ltd., Class A	703,700	1,351,642
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	886,200	329,677
	Jiangxi Copper Co. Ltd., Class H	3,639,000	6,114,595
	Jiangxi Ganyue Expressway Co. Ltd., Class A	597,800	423,191
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	344,000	318,513

		Shares	Value»
CHINA — (Continued)
	Jihua Group Corp. Ltd., Class A	516,900	$183,730
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	242,056	532,794
*	Jilin Chemical Fibre, Class A	597,800	298,132
#	Jinchuan Group International Resources Co. Ltd.	1,899,000	156,707
	Jinduicheng Molybdenum Co. Ltd., Class A	144,100	194,678
#	JinkoSolar Holding Co. Ltd., ADR	146,666	2,516,789
	Jinlei Technology Co. Ltd., Class A	75,500	204,898
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,022,682
	Jinneng Science&Technology Co. Ltd., Class A	299,933	257,139
#Ω	Jinxin Fertility Group Ltd.	7,884,000	2,948,547
	Jinyu Bio-Technology Co. Ltd., Class A	226,200	211,704
Ω	Jiumaojiu International Holdings Ltd.	685,000	222,204
	Jizhong Energy Resources Co. Ltd., Class A	1,186,400	1,019,606
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	592,316	864,643
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,198,723	892,999
	Joy City Property Ltd.	20,080,000	538,685
	JS Corrugating Machinery Co. Ltd., Class A	176,100	259,488
#*Ω	JS Global Lifestyle Co. Ltd.	1,056,500	245,065
	JSTI Group, Class A	398,875	483,311
*	Ju Teng International Holdings Ltd.	4,494,249	790,763
	Juewei Food Co. Ltd., Class A	116,500	254,463

1113

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jutal Offshore Oil Services Ltd.	590,000	$49,361
	Kailuan Energy Chemical Co. Ltd., Class A	230,700	191,852
	Kaishan Group Co. Ltd., Class A	234,700	282,195
	Keda Industrial Group Co. Ltd., Class A	368,200	459,569
	Keeson Technology Corp. Ltd., Class A	14,200	20,022
	Kinetic Development Group Ltd.	3,424,000	520,341
	Kingboard Holdings Ltd.	2,877,345	7,729,781
#	Kingboard Laminates Holdings Ltd.	2,278,000	2,378,356
	Kingfa Sci & Tech Co. Ltd., Class A	602,400	910,455
	KPC Pharmaceuticals, Inc., Class A	164,500	346,590
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	120,000	245,841
	Kuangda Technology Group Co. Ltd., Class A	202,300	140,179
	Kunlun Energy Co. Ltd.	19,424,000	18,514,471
*	KWG Living Group Holdings Ltd.	282,250	11,803
	Lao Feng Xiang Co. Ltd., Class A	127,454	842,317
	Laobaixing Pharmacy Chain JSC, Class A	176,220	487,713
	LB Group Co. Ltd., Class A	443,033	1,012,095
	Lee & Man Chemical Co. Ltd.	254,000	114,457
#	Lee & Man Paper Manufacturing Ltd.	5,553,000	1,492,245
	Lee’s Pharmaceutical Holdings Ltd.	930,000	159,474
*Ω	Legend Holdings Corp., Class H	2,478,000	2,459,876
	Lens Technology Co. Ltd., Class A	946,961	2,724,015
	Leo Group Co. Ltd., Class A	1,478,500	759,139
	Lepu Medical Technology Beijing Co. Ltd., Class A	311,600	481,326

		Shares	Value»
CHINA — (Continued)
	LexinFintech Holdings Ltd., ADR	392,955	$3,084,697
	Leyard Optoelectronic Co. Ltd., Class A	543,600	460,480
	Li Ning Co. Ltd.	9,221,500	17,385,645
	Lianhe Chemical Technology Co. Ltd., Class A	280,000	243,849
	Liaoning Cheng Da Co. Ltd., Class A	202,900	279,222
*	Lier Chemical Co. Ltd., Class A	264,760	372,094
	Lijiang Yulong Tourism Co. Ltd., Class A	136,600	167,161
*	Liuzhou Iron & Steel Co. Ltd., Class A	414,300	183,899
#	Livzon Pharmaceutical Group, Inc., Class H	189,000	626,815
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	144,100	328,313
#	LK Technology Holdings Ltd.	1,255,000	450,971
	Loncin Motor Co. Ltd., Class A	425,100	729,185
Ω	Longfor Group Holdings Ltd.	5,726,000	7,658,938
	LONGi Green Energy Technology Co. Ltd., Class A	1,187,300	2,403,992
	Longshine Technology Group Co. Ltd., Class A	153,100	296,384
	Lonking Holdings Ltd.	11,218,000	2,824,718
	Lucky Harvest Co. Ltd., Class A	57,405	427,066
	Luenmei Quantum Co. Ltd., Class A	435,103	351,653
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	46,500	183,514
	Luxi Chemical Group Co. Ltd., Class A	640,300	942,044
#*Ω	Luye Pharma Group Ltd.	8,957,500	2,325,624
#*	Maanshan Iron & Steel Co. Ltd., Class H	2,330,000	492,048
	Maccura Biotechnology Co. Ltd., Class A	183,900	288,105

1114

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Mango Excellent Media Co. Ltd., Class A	352,394	$1,103,677
#*Ω	Maoyan Entertainment	1,692,800	1,487,424
	Meihua Holdings Group Co. Ltd., Class A	578,700	873,223
	Mesnac Co. Ltd., Class A	209,900	225,764
	Metallurgical Corp. of China Ltd., Class H	8,101,000	1,531,761
	M-Grass Ecology & Environment Group Co. Ltd., Class A	369,600	212,875
#Ω	Midea Real Estate Holding Ltd.	623,600	323,629
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	26,477	176,121
	Ming Yang Smart Energy Group Ltd., Class A	459,600	646,310
*	Mingfa Group International Co. Ltd.	608,000	8,585
	Minmetals Capital Co. Ltd., Class A	319,500	228,436
*	Minmetals Development Co. Ltd., Class A	144,100	142,174
*	Minmetals Land Ltd.	3,195,205	172,832
*	Minth Group Ltd.	3,244,000	7,748,679
	MLS Co. Ltd., Class A	477,862	519,608
	Moon Environment Technology Co. Ltd., Class A	254,400	403,307
	MYS Group Co. Ltd., Class A	393,300	188,868
	Nanjing Hanrui Cobalt Co. Ltd., Class A	51,500	224,699
	Nanjing Iron & Steel Co. Ltd., Class A	1,634,600	972,278
	Nanjing Pharmaceutical Co. Ltd., Class A	154,500	110,890
*	Nanjing Tanker Corp., Class A	1,203,000	442,109
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	418,400	365,957

		Shares	Value»
CHINA — (Continued)
	NetDragon Websoft Holdings Ltd.	1,160,500	$1,481,013
	Neusoft Corp., Class A	147,700	204,828
	New China Life Insurance Co. Ltd., Class H	804,500	2,937,962
*	New Hope Liuhe Co. Ltd., Class A	386,400	510,575
	Nexteer Automotive Group Ltd.	3,634,000	2,435,995
#*	Nine Dragons Paper Holdings Ltd.	6,896,000	2,530,863
	Ningbo Boway Alloy Material Co. Ltd., Class A	167,200	400,625
	Ningbo Huaxiang Electronic Co. Ltd., Class A	278,655	641,383
	Ningbo Jintian Copper Group Co. Ltd., Class A	420,900	386,462
	Ningbo Joyson Electronic Corp., Class A	430,241	974,911
	Ningbo Peacebird Fashion Co. Ltd., Class A	93,500	204,276
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	182,246	503,197
	Ningbo Shanshan Co. Ltd., Class A	310,000	299,565
	Ningbo Xusheng Group Co. Ltd., Class A	143,400	255,166
	Ningbo Yunsheng Co. Ltd., Class A	300,284	308,666
	Ningbo Zhoushan Port Co. Ltd., Class A	1,357,400	664,882
	Ningxia Building Materials Group Co. Ltd., Class A	101,900	180,598
*	Ningxia Western Venture Industrial Co. Ltd., Class A	212,900	151,420
	NKY Medical Holdings Ltd., Class A	104,800	214,213
	Noah Holdings Ltd., Sponsored ADR	76,743	705,268
	Norinco International Cooperation Ltd., Class A	221,500	312,628

1115

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	North China Pharmaceutical Co. Ltd., Class A	282,900	$235,256
	North Huajin Chemical Industries Co. Ltd., Class A	431,619	313,993
	North Industries Group Red Arrow Co. Ltd., Class A	157,300	365,175
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	321,447
	Northeast Securities Co. Ltd., Class A	507,400	529,178
*	Nuode New Materials Co. Ltd., Class A	670,950	282,432
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	869,961
#	Onewo, Inc., Class H	488,300	1,347,475
	Oppein Home Group, Inc., Class A	100,410	914,633
	Opple Lighting Co. Ltd., Class A	97,400	226,408
	ORG Technology Co. Ltd., Class A	823,720	606,064
	Orient International Enterprise Ltd., Class A	231,000	237,080
	Orient Overseas International Ltd.	390,000	5,447,704
#Ω	Orient Securities Co. Ltd., Class H	933,200	549,607
*	Oriental Energy Co. Ltd., Class A	447,680	504,251
	Oriental Pearl Group Co. Ltd., Class A	676,760	687,377
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	47,800	144,252
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	1,081,600	379,699
	PCI Technology Group Co. Ltd., Class A	72,600	51,830
*	Pengxin International Mining Co. Ltd., Class A	578,905	383,819
	People’s Insurance Co. Group of China Ltd., Class H	20,581,000	12,180,167

		Shares	Value»
CHINA — (Continued)
	PetroChina Co. Ltd., Class H	90,670,000	$69,284,396
	PICC Property & Casualty Co. Ltd., Class H	9,077,000	16,714,745
	Ping An Bank Co. Ltd., Class A	5,473,913	8,229,479
#	Ping An Insurance Group Co. of China Ltd., Class H	19,281,000	115,397,402
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	950,203	1,075,341
*	Polaris Bay Group Co. Ltd., Class A	338,000	295,466
	Poly Property Services Co. Ltd., Class H	240,000	952,975
	Pony Testing International Group Co. Ltd., Class A	82,000	76,687
	Porton Pharma Solutions Ltd., Class A	107,900	223,633
Ω	Postal Savings Bank of China Co. Ltd., Class H	30,135,000	18,526,451
	Pou Sheng International Holdings Ltd.	8,554,000	523,945
	Power Construction Corp. of China Ltd., Class A	4,101,720	2,666,849
	Prinx Chengshan Holdings Ltd.	214,000	215,298
	PW Medtech Group Ltd.	1,439,000	189,796
*	Q Technology Group Co. Ltd.	440,000	369,053
*	Qi An Xin Technology Group, Inc., Class A	50,335	214,360
	Qifu Technology, Inc., ADR	1,096	44,969
	Qingdao Citymedia Co. Ltd., Class A	113,300	102,426
	Qingdao East Steel Tower Stock Co. Ltd., Class A	370,700	388,007
	Qingdao Gaoce Technology Co. Ltd., Class A	159,623	190,897

1116

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Qingdao Gon Technology Co. Ltd., Class A	68,735	$237,557
	Qingdao Hanhe Cable Co. Ltd., Class A	908,000	399,081
Ω	Qingdao Port International Co. Ltd., Class H	1,016,000	734,442
	Qingdao Rural Commercial Bank Corp., Class A	1,139,700	491,627
	Qingdao Sentury Tire Co. Ltd., Class A	249,340	634,938
*	Qingling Motors Co. Ltd., Class H	1,402,000	83,867
	Qinhuangdao Port Co. Ltd., Class H	1,317,500	364,708
*	Qudian, Inc., Sponsored ADR	157,205	427,598
	Rainbow Digital Commercial Co. Ltd., Class A	392,676	288,671
*Ω	Redco Properties Group Ltd.	3,306,000	43,448
	Renhe Pharmacy Co. Ltd., Class A	469,900	348,142
	Rianlon Corp., Class A	58,219	225,047
	Risen Energy Co. Ltd., Class A	254,100	309,790
*	RiseSun Real Estate Development Co. Ltd., Class A	183,500	35,296
	Riyue Heavy Industry Co. Ltd., Class A	226,809	371,923
	Rizhao Port Co. Ltd., Class A	691,400	285,835
	Rongsheng Petrochemical Co. Ltd., Class A	104,700	120,056
*	Roshow Technology Co. Ltd., Class A	396,100	389,430
	Runjian Co. Ltd., Class A	53,400	368,451
	SAIC Motor Corp. Ltd., Class A	1,204,773	2,697,850
	Sanan Optoelectronics Co. Ltd., Class A	655,700	1,109,650
*	Sansteel Minguang Co. Ltd. Fujian, Class A	826,680	429,394
	Sansure Biotech, Inc., Class A	76,957	210,085

		Shares	Value»
CHINA — (Continued)
	Sany Heavy Equipment International Holdings Co. Ltd.	2,722,000	$1,984,888
	Sany Heavy Industry Co. Ltd., Class A	1,204,542	3,138,153
	Satellite Chemical Co. Ltd., Class A	403,731	1,009,332
	Sealand Securities Co. Ltd., Class A	1,018,895	534,569
*	Seazen Group Ltd.	7,650,857	1,924,269
*	Seazen Holdings Co. Ltd., Class A	456,915	852,535
	S-Enjoy Service Group Co. Ltd.	244,000	88,091
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	430,400	249,447
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	830,200	447,916
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,450,800	1,308,703
	Shandong Bohui Paper Industrial Co. Ltd., Class A	380,900	225,696
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	180,909	393,002
*	Shandong Chenming Paper Holdings Ltd., Class H	967,727	71,042
	Shandong Haihua Co. Ltd., Class A	203,700	149,197
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	359,300	277,075
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	522,599	1,467,487
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	182,220	85,597
	Shandong Humon Smelting Co. Ltd., Class A	275,500	411,123

1117

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	98,600	$212,636
	Shandong Jinjing Science & Technology Co. Ltd., Class A	418,900	262,561
	Shandong Linglong Tyre Co. Ltd., Class A	460,787	904,055
	Shandong Lukang Pharma, Class A	162,100	221,016
	Shandong Nanshan Aluminum Co. Ltd., Class A	3,082,850	1,550,417
	Shandong Publishing & Media Co. Ltd., Class A	363,633	491,525
	Shandong Sun Paper Industry JSC Ltd., Class A	883,381	1,703,258
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	29,000	210,132
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,158,000	6,004,792
	Shandong Xiantan Co. Ltd., Class A	217,200	177,606
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	247,400	218,740
	Shanghai AJ Group Co. Ltd., Class A	540,452	333,949
	Shanghai Bailian Group Co. Ltd., Class A	493,700	650,618
	Shanghai Baosteel Packaging Co. Ltd., Class A	243,900	159,358
	Shanghai Bright Meat Group Co. Ltd., Class A	248,300	277,315
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	200,500	248,675
	Shanghai Construction Group Co. Ltd., Class A	2,377,229	788,174

		Shares	Value»
CHINA — (Continued)
	Shanghai Datun Energy Resources Co. Ltd., Class A	198,300	$302,640
#*	Shanghai Electric Group Co. Ltd., Class H	8,194,000	2,692,503
	Shanghai Environment Group Co. Ltd., Class A	360,586	390,541
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,183,000	2,127,495
	Shanghai Huayi Group Co. Ltd., Class A	274,300	256,966
	Shanghai Industrial Urban Development Group Ltd.	7,490,501	280,501
	Shanghai International Airport Co. Ltd., Class A	113,300	500,327
	Shanghai Jahwa United Co. Ltd., Class A	129,800	418,294
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	243,850	806,417
	Shanghai Liangxin Electrical Co. Ltd., Class A	531,500	611,248
	Shanghai Lingang Holdings Corp. Ltd., Class A	364,760	456,617
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	200,558	242,910
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	537,745
#	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,907,900	2,609,099
	Shanghai Pudong Construction Co. Ltd., Class A	244,593	214,098
	Shanghai Pudong Development Bank Co. Ltd., Class A	5,862,228	8,843,295

1118

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	470,550	$1,089,181
	Shanghai QiFan Cable Co. Ltd., Class A	60,300	121,607
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,316,762	1,217,708
	Shanghai Rural Commercial Bank Co. Ltd., Class A	1,624,600	1,879,581
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	260,300	366,829
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	181,900	237,114
	Shanghai Tunnel Engineering Co. Ltd., Class A	632,134	517,727
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	229,976	355,530
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	787,562	609,258
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	776,992	456,015
*	Shanghai Zhonggu Logistics Co. Ltd., Class A	382,248	566,089
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	451,400	390,034
	Shantui Construction Machinery Co. Ltd., Class A	441,300	530,091
	Shanxi Blue Flame Holding Co. Ltd., Class A	267,100	235,477
	Shanxi Coal International Energy Group Co. Ltd., Class A	231,700	302,116
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,823,765	1,609,545

		Shares	Value»
CHINA — (Continued)
	Shanxi Guoxin Energy Corp. Ltd., Class A	194,600	$67,874
	Shanxi Hi-speed Group Co. Ltd., Class A	188,800	129,981
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	384,760	358,143
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,040,880	1,565,734
*	Shanxi Meijin Energy Co. Ltd., Class A	874,173	505,738
	Shanxi Securities Co. Ltd., Class A	586,460	456,163
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,595,000	774,802
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	94,200	49,513
	Shanying International Holding Co. Ltd., Class A	718,200	165,764
	Shenghe Resources Holding Co. Ltd., Class A	36,393	53,045
	Shenma Industry Co. Ltd., Class A	312,300	345,478
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	946,400	250,676
	Shenzhen Agricultural Power Group Co. Ltd., Class A	319,341	278,849
	Shenzhen Airport Co. Ltd., Class A	597,901	557,570
	Shenzhen Aisidi Co. Ltd., Class A	143,300	229,362
	Shenzhen Desay Battery Technology Co., Class A	85,030	247,850
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	100	107
	Shenzhen Gas Corp. Ltd., Class A	489,200	429,762

1119

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Gongjin Electronics Co. Ltd., Class A	269,900	$339,512
#	Shenzhen International Holdings Ltd.	6,259,989	6,404,182
	Shenzhen Invt Electric Co. Ltd., Class A	205,400	217,869
	Shenzhen Jinjia Group Co. Ltd., Class A	461,283	228,788
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	183,046
	Shenzhen Kaifa Technology Co. Ltd., Class A	225,448	556,673
	Shenzhen Kedali Industry Co. Ltd., Class A	48,200	874,051
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	195,200	254,516
	Shenzhen Leaguer Co. Ltd., Class A	355,700	403,145
	Shenzhen Microgate Technology Co. Ltd., Class A	41,900	59,069
	Shenzhen MTC Co. Ltd., Class A	1,514,528	899,365
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	687,100	243,140
	Shenzhen Noposin Crop Science Co. Ltd., Class A	262,600	341,436
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,645,261	535,380
#	Shenzhen Pagoda Industrial Group Corp. Ltd.	1,029,000	131,771
	Shenzhen Senior Technology Material Co. Ltd., Class A	257,900	322,886
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	262,008	364,031
	Shenzhen Tagen Group Co. Ltd., Class A	605,500	296,661

		Shares	Value»
CHINA — (Continued)
	Shenzhen Topraysolar Co. Ltd., Class A	344,500	$141,377
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	422,900	263,793
	Shenzhen Yinghe Technology Co. Ltd., Class A	128,900	292,841
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	638,161
	Shenzhou International Group Holdings Ltd.	291,800	2,022,670
	Shinva Medical Instrument Co. Ltd., Class A	112,750	228,352
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	566,800	342,443
	Shui On Land Ltd.	14,422,303	1,225,890
	Sichuan Development Lomon Co. Ltd., Class A	406,900	617,737
	Sichuan EM Technology Co. Ltd., Class A	211,900	262,761
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,939,500	451,518
	Sichuan Hexie Shuangma Co. Ltd., Class A	152,178	328,991
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	288,455	1,439,040
*	Sichuan Lutianhua Co. Ltd., Class A	445,200	296,313
	Sichuan New Energy Power Co. Ltd., Class A	303,200	426,745
	Sichuan Road & Bridge Group Co. Ltd., Class A	1,804,898	2,158,733
	Sichuan Yahua Industrial Group Co. Ltd., Class A	255,400	393,390
	Sihuan Pharmaceutical Holdings Group Ltd.	3,266,000	302,961

1120

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sino Biopharmaceutical Ltd.	22,063,000	$11,080,021
*	Sinochem International Corp., Class A	673,631	332,289
	Sinofert Holdings Ltd.	11,308,000	1,707,332
*	Sinolink Worldwide Holdings Ltd.	3,781,714	85,078
	Sinoma International Engineering Co., Class A	768,300	969,820
	Sinoma Science & Technology Co. Ltd., Class A	461,962	873,836
	Sinomach Automobile Co. Ltd., Class A	391,700	341,486
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	830,200	322,406
	Sinomine Resource Group Co. Ltd., Class A	120,820	484,066
	Sinopec Engineering Group Co. Ltd., Class H	6,194,500	4,407,798
	Sinopec Kantons Holdings Ltd.	4,458,000	2,510,191
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	8,718,000	1,291,261
	Sinopharm Group Co. Ltd., Class H	5,576,800	13,143,110
	Sino-Platinum Metals Co. Ltd., Class A	116,900	212,282
	Sinosteel Engineering & Technology Co. Ltd., Class A	678,800	602,714
	Sinosteel New Materials Co. Ltd., Class A	102,600	110,353
	Sinotrans Ltd., Class H	10,042,000	4,364,273
	Sinotruk Jinan Truck Co. Ltd., Class A	354,758	829,890
	Skyworth Digital Co. Ltd., Class A	65,300	100,803
#	Skyworth Group Ltd.	6,131,114	2,353,150
	Snowsky Salt Industry Group Co. Ltd., Class A	472,000	324,263
*	SOHO China Ltd.	4,886,888	339,998

		Shares	Value»
CHINA — (Continued)
	SooChow Securities Co. Ltd., Class A	967,230	$1,041,081
*	South Manganese Investment Ltd.	1,336,000	46,422
	Southern Publishing & Media Co. Ltd., Class A	211,100	479,647
	Southwest Securities Co. Ltd., Class A	910,400	516,255
	SSY Group Ltd.	3,312,000	1,256,867
	Stanley Agricultural Group Co. Ltd., Class A	346,000	399,643
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	504,700	525,353
	State Grid Yingda Co. Ltd., Class A	798,300	533,269
	STO Express Co. Ltd., Class A	166,400	244,866
	Sumec Corp. Ltd., Class A	415,300	541,042
	Suning Universal Co. Ltd., Class A	1,023,305	304,386
	Sunrise Group Co. Ltd., Class A	194,800	144,981
*	Sunstone Development Co. Ltd., Class A	94,600	226,444
	Sunward Intelligent Equipment Co. Ltd., Class A	279,300	269,030
	Sunwoda Electronic Co. Ltd., Class A	384,600	1,005,840
	Suzhou Anjie Technology Co. Ltd., Class A	92,100	163,216
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	893,375	426,694
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	299,900	218,489
*	Taiyuan Heavy Industry Co. Ltd., Class A	370,600	119,980
*	Tangrenshen Group Co. Ltd., Class A	385,300	256,932
*	Tangshan Jidong Cement Co. Ltd., Class A	285,244	186,020

1121

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	TangShan Port Group Co. Ltd., Class A	1,646,190	$909,459
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	441,549
	Tayho Advanced Materials Group Co. Ltd., Class A	291,300	410,083
	TBEA Co. Ltd., Class A	1,143,998	1,816,395
	TCL Electronics Holdings Ltd.	4,535,666	5,729,442
	TCL Technology Group Corp., Class A	4,338,998	2,476,275
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	771,700	814,151
	TDG Holdings Co. Ltd., Class A	321,400	287,997
	Ten Pao Group Holdings Ltd.	304,000	63,249
	Tian Di Science & Technology Co. Ltd., Class A	1,183,500	1,009,928
#	Tiangong International Co. Ltd.	5,220,000	1,418,219
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	24,000	9,852
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	668,911	311,755
	Tianjin Port Co. Ltd., Class A	686,668	418,215
	Tianjin Port Development Holdings Ltd.	13,025,657	1,022,629
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	80,800	227,088
	Tianjin Teda Co. Ltd., Class A	134,611	68,387
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	176,361	138,322
*	Tianma Microelectronics Co. Ltd., Class A	628,602	690,649

		Shares	Value»
CHINA — (Continued)
	Tianneng Battery Group Co. Ltd., Class A	81,158	$290,018
#	Tianneng Power International Ltd.	3,920,000	3,263,207
#	Tianqi Lithium Corp., Class H	257,000	763,975
	Tianrun Industry Technology Co. Ltd., Class A	286,100	243,307
	Tianshan Aluminum Group Co. Ltd., Class A	1,392,729	1,428,815
	Tianshui Huatian Technology Co. Ltd., Class A	948,176	1,211,169
	Titan Wind Energy Suzhou Co. Ltd., Class A	375,700	332,702
	Tofflon Science & Technology Group Co. Ltd., Class A	189,800	307,414
	Toly Bread Co. Ltd., Class A	413,335	309,102
	Tomson Group Ltd.	1,803,763	624,146
	Tong Ren Tang Technologies Co. Ltd., Class H	2,507,000	1,529,450
	Tongcheng Travel Holdings Ltd.	446,400	1,170,915
	Tongkun Group Co. Ltd., Class A	547,222	819,942
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	424,000	391,828
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,571,846	1,555,592
	Tongwei Co. Ltd., Class A	315,414	708,534
	Tongyu Heavy Industry Co. Ltd., Class A	1,278,400	429,489
Ω	Topsports International Holdings Ltd.	6,059,000	2,408,799
	Transfar Zhilian Co. Ltd., Class A	602,400	435,485
	TravelSky Technology Ltd., Class H	896,000	1,247,286
	Triangle Tyre Co. Ltd., Class A	130,700	243,747

1122

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Trina Solar Co. Ltd., Class A	450,297	$812,777
	Trip.com Group Ltd. (TCOM US), ADR	629,971	37,161,989
*††	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truking Technology Ltd., Class A	167,700	172,576
#	Truly International Holdings Ltd.	4,554,000	559,073
*	Tsinghua Tongfang Co. Ltd., Class A	458,200	439,620
	Unilumin Group Co. Ltd., Class A	112,600	107,678
	Uni-President China Holdings Ltd.	907,000	1,088,205
	Unisplendour Corp. Ltd., Class A	745,064	2,587,366
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	418,100	798,490
	Valiant Co. Ltd., Class A	211,046	317,218
	Vatti Corp. Ltd., Class A	222,900	198,639
	Venustech Group, Inc., Class A	97,100	207,121
	Vipshop Holdings Ltd., ADR	1,366,683	18,614,222
*	Visionox Technology, Inc., Class A	140,400	165,490
	Wangneng Environment Co. Ltd., Class A	130,540	320,888
	Wanxiang Qianchao Co. Ltd., Class A	534,160	478,602
	Wasion Holdings Ltd.	2,834,000	2,931,781
	Wasu Media Holding Co. Ltd., Class A	497,586	528,110
	Weibo Corp. (9898 HK), Class A	1,100	9,091
#	Weibo Corp. (WB US), Sponsored ADR	123,100	997,110
	Weichai Power Co. Ltd., Class H	6,153,000	12,003,887
	Weifu High-Technology Group Co. Ltd., Class A	90,400	243,045
*	Wellhope Foods Co. Ltd., Class A	310,388	356,989

		Shares	Value»
CHINA — (Continued)
#	West China Cement Ltd.	10,992,000	$2,208,026
	Western Securities Co. Ltd., Class A	726,548	753,721
	Windey Energy Technology Group Co. Ltd., Class A	182,430	264,113
	Wingtech Technology Co. Ltd., Class A	201,400	967,288
	Winner Medical Co. Ltd., Class A	75,640	544,174
	Wuchan Zhongda Group Co. Ltd., Class A	1,608,600	1,126,834
	Wuhu Token Science Co. Ltd., Class A	394,600	308,770
	Wushang Group Co. Ltd., Class A	262,900	337,007
*Ω	Wuxi Biologics Cayman, Inc.	7,811,000	22,686,484
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	216,923	272,757
	Wuxi Paike New Materials Technology Co. Ltd., Class A	20,400	155,803
	Wuxi Rural Commercial Bank Co. Ltd., Class A	418,200	318,649
	Wuxi Taiji Industry Ltd. Co., Class A	411,647	358,847
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	3,454,614
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,115,500	104,153
	Xiamen Bank Co. Ltd., Class A	756,600	600,406
	Xiamen C & D, Inc., Class A	598,500	858,468
	Xiamen ITG Group Corp. Ltd., Class A	472,902	408,320
	Xiamen Tungsten Co. Ltd., Class A	299,740	757,159
	Xiamen Xiangyu Co. Ltd., Class A	608,601	543,203
	Xi’An Shaangu Power Co. Ltd., Class A	462,200	527,728
	Xiandai Investment Co. Ltd., Class A	184,100	100,376

1123

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	31,300	$42,701
	Xianhe Co. Ltd., Class A	123,874	358,464
	Xilinmen Furniture Co. Ltd., Class A	97,400	205,272
	Xinfengming Group Co. Ltd., Class A	420,160	624,243
	Xingfa Aluminium Holdings Ltd.	447,000	441,814
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,785,000	2,583,900
	Xinjiang Joinworld Co. Ltd., Class A	380,300	348,843
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	326,600	167,547
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	141,452
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	312,000	417,328
#*	Xinte Energy Co. Ltd., Class H	1,556,400	888,782
	Xinxiang Chemical Fiber Co. Ltd., Class A	440,670	236,482
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,067,100	494,902
#	Xinyi Energy Holdings Ltd.	7,391,607	875,312
#	Xinyi Solar Holdings Ltd.	15,368,000	5,110,785
	Xinyu Iron & Steel Co. Ltd., Class A	779,300	433,815
#	Xtep International Holdings Ltd.	5,402,643	3,684,335
	Yangling Metron New Material, Inc., Class A	88,600	229,982
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	129,000	227,558
#	Yankuang Energy Group Co. Ltd., Class H	7,846,000	8,194,538

		Shares	Value»
CHINA — (Continued)
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	89,001	$276,931
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	305,903	1,323,023
	Yechiu Metal Recycling China Ltd., Class A	319,500	105,092
	Yibin Tianyuan Group Co. Ltd., Class A	235,590	142,321
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,188,400	1,905,873
	Yifan Pharmaceutical Co. Ltd., Class A	140,800	219,945
	Yiren Digital Ltd., Sponsored ADR	192,275	1,257,479
#Ω	Yixin Group Ltd.	4,546,000	1,248,850
	Yixintang Pharmaceutical Group Co. Ltd., Class A	197,463	385,649
	Yonfer Agricultural Technology Co. Ltd., Class A	410,300	766,583
	Yongjin Technology Group Co. Ltd.	98,900	221,791
	YongXing Special Materials Technology Co. Ltd., Class A	112,670	475,674
	Youngor Fashion Co. Ltd., Class A	928,013	957,684
	YTO Express Group Co. Ltd., Class A	530,600	957,067
*	Yueyang Forest & Paper Co. Ltd., Class A	325,800	192,249
	YUNDA Holding Group Co. Ltd., Class A	974,689	911,474
	Yunnan Aluminium Co. Ltd., Class A	653,530	1,369,322
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	987,900	691,174
	Yunnan Copper Co. Ltd., Class A	483,200	775,236
	Yunnan Energy Investment Co. Ltd., Class A	128,400	192,653

1124

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yunnan Energy New Material Co. Ltd., Class A	229,600	$876,811
	Yunnan Tin Co. Ltd., Class A	466,300	888,094
	Yunnan Yuntianhua Co. Ltd., Class A	156,000	479,835
	ZBOM Home Collection Co. Ltd., Class A	115,400	173,495
	Zhefu Holding Group Co. Ltd., Class A	1,424,640	617,177
*	Zhejiang Century Huatong Group Co. Ltd., Class A	86,354	88,327
	Zhejiang Chint Electrics Co. Ltd., Class A	669,352	2,055,021
	Zhejiang Communications Technology Co. Ltd., Class A	850,341	450,552
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	459,100	277,692
	Zhejiang Dahua Technology Co. Ltd., Class A	583,623	1,266,113
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	216,900	419,985
#*††	Zhejiang Glass Co. Ltd., Class H	437,000	0
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	217,500	264,700
	Zhejiang Hailiang Co. Ltd., Class A	650,665	855,948
	Zhejiang Hangmin Co. Ltd., Class A	477,181	464,890
*	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	279,664	341,399
	Zhejiang Huace Film & Television Co. Ltd., Class A	385,032	381,632
	Zhejiang Huayou Cobalt Co. Ltd., Class A	403,831	1,883,871

	Shares	Value»
CHINA — (Continued)
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	$553,651
Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	309,251	581,520
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	212,800	402,312
Zhejiang Longsheng Group Co. Ltd., Class A	660,433	892,618
Zhejiang Medicine Co. Ltd., Class A	238,117	436,881
Zhejiang Narada Power Source Co. Ltd., Class A	371,500	721,236
Zhejiang NHU Co. Ltd., Class A	48,976	149,154
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	845,600	700,171
Zhejiang Runtu Co. Ltd., Class A	378,930	363,059
Zhejiang Semir Garment Co. Ltd., Class A	747,199	578,091
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	373,900	266,989
Zhejiang Southeast Space Frame Co. Ltd., Class A	326,700	183,568
Zhejiang Wanliyang Co. Ltd., Class A	440,441	444,793
Zhejiang Wanma Co. Ltd., Class A	343,500	699,247
Zhejiang Wansheng Co. Ltd., Class A	126,752	165,658
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	37,800	46,789
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	291,228	304,054
Zhejiang Xinao Textiles, Inc., Class A	182,940	149,153

1125

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Yasha Decoration Co. Ltd., Class A	338,200	$168,072
	Zhende Medical Co. Ltd., Class A	30,800	81,177
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,012,800	1,685,940
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	203,500	131,231
	Zhewen Interactive Group Co. Ltd., Class A	424,700	468,406
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	53,000	76,532
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	652,200	622,401
	Zhongsheng Group Holdings Ltd.	3,392,000	5,103,880
	Zhongtai Securities Co. Ltd., Class A	941,000	791,225
*††	Zhongtian Financial Group Co. Ltd., Class A	926,500	0
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	183,440
Ω	Zhou Hei Ya International Holdings Co. Ltd.	3,008,500	975,222
	Zhuhai Huafa Properties Co. Ltd., Class A	523,500	367,259
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,060,000	4,254,664
	Zhuzhou Kibing Group Co. Ltd., Class A	884,646	658,336
	Zhuzhou Times New Material Technology Co. Ltd., Class A	213,900	334,267
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	495,500	303,942
Ω	ZJLD Group, Inc.	89,600	74,898

		Shares	Value»
	CHINA — (Continued)
	ZJMI Environmental Energy Co. Ltd., Class A	136,403	$231,316
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	4,245,400	3,059,153
#	ZTE Corp., Class H	1,127,400	3,328,231
	ZTO Express Cayman, Inc. (2057 HK)	262,400	4,886,906

	TOTAL CHINA		2,871,292,023

	COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	727,306	1,334,107
	Cementos Argos SA	195,904	496,996
*	Corp. Financiera Colombiana SA	54,588	213,930
	Grupo Argos SA	1,170,236	6,087,176
	Mineros SA	92,237	132,388

	TOTAL COLOMBIA		8,264,597

	CZECH REPUBLIC — (0.1%)
	CEZ AS	8,562	434,603
	Komercni Banka AS	277,089	13,467,022
Ω	Moneta Money Bank AS	317,848	1,964,786

	TOTAL CZECH REPUBLIC		15,866,411

	GREECE — (0.5%)
	Alpha Services & Holdings SA	6,758,535	16,478,867
#	Bank of Greece	40,789	634,277
	Helleniq Energy Holdings SA	332,374	2,870,921
#	Intracom Holdings SA	276,836	969,573
*	LAMDA Development SA	10,342	77,819
	Motor Oil Hellas Corinth Refineries SA	86,436	2,094,355
	National Bank of Greece SA	656,611	6,968,920
	Piraeus Financial Holdings SA	3,886,723	21,827,955

	TOTAL GREECE		51,922,687

	HONG KONG — (1.3%)
	Amrita Global	744,000	57,558

1126

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Beijing Enterprises Holdings Ltd.	2,179,000	$8,841,459
*††	CECEP COSTIN New Materials Group Ltd.	132,000	0
*	China Aerospace International Holdings Ltd.	2,612,000	129,598
*††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	0
	China Everbright Ltd.	2,099,869	1,122,931
#††	China Huiyuan Juice Group Ltd.	4,182,433	189,071
	China Jinmao Holdings Group Ltd.	3,283,750	485,892
	China Merchants Port Holdings Co. Ltd.	4,878,291	7,919,816
	China Nonferrous Mining Corp. Ltd.	4,077,000	2,698,401
	China Overseas Grand Oceans Group Ltd.	8,040,742	1,781,081
	China Overseas Land & Investment Ltd.	9,940,500	17,635,931
*††	China Properties Investment Holdings Ltd.	3,380,000	0
	China Resources Beer Holdings Co. Ltd.	119,500	420,067
Ω	China Resources Pharmaceutical Group Ltd.	7,906,000	4,990,397
	China Taiping Insurance Holdings Co. Ltd.	6,224,000	8,618,787
#*	China Traditional Chinese Medicine Holdings Co. Ltd.	13,184,000	3,432,047
	China Travel International Investment Hong Kong Ltd.	11,135,631	1,446,852
#*††	China Zhongwang Holdings Ltd.	13,622,954	0
	CITIC Ltd.	15,978,483	19,424,593
	CSPC Pharmaceutical Group Ltd.	20,432,000	16,093,037
	CSSC Hong Kong Shipping Co. Ltd.	2,940,000	643,697
#	Far East Horizon Ltd.	8,098,000	6,283,523

		Shares	Value»
HONG KONG — (Continued)
	Fosun International Ltd.	7,562,183	$3,920,203
Ω	Genertec Universal Medical Group Co. Ltd.	3,799,000	2,505,620
#Ω	Hua Hong Semiconductor Ltd.	1,096,000	5,011,825
	Jinmao Property Services Co. Ltd.	458,891	171,293
*	MMG Ltd.	10,091,200	3,054,482
	Morimatsu International Holdings Co. Ltd.	340,000	241,435
	PAX Global Technology Ltd.	2,108,000	1,269,423
	Poly Property Group Co. Ltd.	9,211,870	1,740,771
	Shanghai Industrial Holdings Ltd.	1,935,918	2,954,316
	Shenzhen Investment Ltd.	11,588,414	1,163,928
#	Shoucheng Holdings Ltd.	6,233,683	1,277,682
	Shougang Fushan Resources Group Ltd.	8,816,819	2,794,029
	Sinotruk Hong Kong Ltd.	2,865,835	6,886,317
	Sun Art Retail Group Ltd.	6,588,500	1,572,390
	Tian An China Investment Co. Ltd.	4,049,000	2,229,489
††	Untrade.China Dili	4,137,899	66,052
*††	Untrade.Lumena Newmat	1,315,048	0
	Wharf Holdings Ltd.	1,807,000	4,539,002
#	Yuexiu Property Co. Ltd.	6,100,357	3,681,761
	Yuexiu Services Group Ltd.	141,000	52,287

TOTAL HONG KONG			147,347,043

HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	2,300,044	19,476,088
	OTP Bank Nyrt	53,934	3,983,997

TOTAL HUNGARY			23,460,085

INDIA — (19.0%)
	360 ONE WAM Ltd.	70,639	817,802
	Aarti Drugs Ltd.	30,145	124,768
	Aarti Industries Ltd.	21,443	106,538
	Aarti Pharmalabs Ltd.	4,095	34,686

1127

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	ACC Ltd.	241,996	$5,369,122
*	Adani Power Ltd.	80,685	504,551
*	Aditya Birla Capital Ltd.	1,635,004	3,786,715
	Aditya Birla Real Estate Ltd.	14,894	338,709
	Advanced Enzyme Technologies Ltd.	14,809	50,085
	Agarwal Industrial Corp. Ltd.	1,368	15,935
	AGI Greenpac Ltd.	45,943	442,711
	Alembic Ltd.	360,019	425,841
	Alembic Pharmaceuticals Ltd.	105,977	1,091,194
	Allcargo Logistics Ltd.	1,600,297	559,588
*	Allcargo Terminals Ltd.	120,969	35,425
	Amara Raja Energy & Mobility Ltd.	226,043	2,599,718
	Ambuja Cements Ltd.	1,346,803	8,557,782
	Anant Raj Ltd.	14,096	75,062
	Andhra Sugars Ltd.	140,898	116,922
*Ω	Antony Waste Handling Cell Ltd.	4,678	26,953
	Apollo Tyres Ltd.	1,851,897	10,306,939
	Arvind Ltd.	924,337	3,940,797
*	Ashapura Minechem Ltd.	15,531	60,952
*	Ashoka Buildcon Ltd.	275,032	600,884
*	Aurobindo Pharma Ltd.	1,045,999	15,159,833
	Avadh Sugar & Energy Ltd.	3,196	21,160
	Avanti Feeds Ltd.	28,553	293,913
	Axis Bank Ltd. (AXSB IN)	10,198,375	142,872,641
*	Bajaj Consumer Care Ltd.	111,946	219,586
*	Bajaj Hindusthan Sugar Ltd.	1,123,232	257,522
	Bajaj Holdings & Investment Ltd.	170,629	24,306,917
	Balmer Lawrie & Co. Ltd.	410,440	962,164
	Balrampur Chini Mills Ltd.	721,069	4,677,976
	Banco Products India Ltd.	108,138	468,494
Ω	Bandhan Bank Ltd.	1,349,093	2,633,355
	Bank of Baroda	4,048,927	11,965,197
	Bank of India	1,684,055	2,293,794
	Bank of Maharashtra	2,670,903	1,594,403
	BCL Industries Ltd.	81,509	36,065

		Shares	Value»
INDIA — (Continued)
	Bhansali Engineering Polymers Ltd.	168,668	$217,236
	Bharat Bijlee Ltd.	6,466	221,924
	Bharat Heavy Electricals Ltd.	4,324,246	11,538,272
*	Bharat Wire Ropes Ltd.	3,759	7,657
	Biocon Ltd.	264,734	1,003,177
	Birla Corp. Ltd.	162,296	2,042,646
	BirlaNu Ltd.	19,866	443,841
	Birlasoft Ltd.	289,141	1,333,420
	Bliss Gvs Pharma Ltd.	27,690	38,591
	Bluspring Enterprises Ltd.	45,222	103,030
	Bombay Burmah Trading Co.	38,473	846,164
	BSE Ltd.	18,347	1,383,302
*	Camlin Fine Sciences Ltd.	34,902	67,358
	Can Fin Homes Ltd.	148,569	1,254,228
	Canara Bank	6,645,835	7,641,445
*	Capacit’e Infraprojects Ltd.	74,780	313,361
	Caplin Point Laboratories Ltd.	3,585	78,985
*	Cartrade Tech Ltd.	20,299	410,924
	Ceat Ltd.	140,663	5,470,201
	Century Enka Ltd.	36,151	219,494
	Chambal Fertilisers & Chemicals Ltd.	899,019	7,341,219
	Cholamandalam Financial Holdings Ltd.	419,276	9,242,103
	CIE Automotive India Ltd.	388,498	1,847,505
	Cipla Ltd.	789,429	14,485,652
	City Union Bank Ltd.	1,272,397	2,648,123
Ω	Cochin Shipyard Ltd.	74,116	1,392,621
	Confidence Petroleum India Ltd.	11,208	6,837
	Container Corp. of India Ltd.	312,168	2,481,853
	Coromandel International Ltd.	13,873	363,486
	Cosmo First Ltd.	17,376	120,863
*	CSB Bank Ltd.	102,214	428,354
	Cyient Ltd.	125,736	1,760,040
	Dalmia Bharat Ltd.	289,944	6,638,731
	Dalmia Bharat Sugar & Industries Ltd.	34,627	153,215
	DB Corp. Ltd.	152,784	440,157
	DCB Bank Ltd.	991,236	1,574,480

1128

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	DCM Shriram Industries Ltd.	4,862	$10,302
	DCM Shriram Ltd.	214,566	2,530,944
*	DCW Ltd.	298,242	278,482
	Deep Industries Ltd.	3,567	18,607
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	309,410	4,675,530
	Delta Corp. Ltd.	336,051	367,636
*	DEN Networks Ltd.	177,675	68,386
*	Dhampur Sugar Mills Ltd.	97,319	146,056
*	Dhanlaxmi Bank Ltd.	119,029	39,686
	Digitide Solutions Ltd.	45,222	85,709
Ω	Dilip Buildcon Ltd.	33,606	168,245
*	Dishman Carbogen Amcis Ltd.	326,616	743,123
	DLF Ltd.	621,310	4,926,044
	Dollar Industries Ltd.	5,707	25,826
#	Dr. Reddy’s Laboratories Ltd., ADR	420,830	5,857,954
	Dr. Reddy’s Laboratories Ltd. (DRRD IN)	550,715	7,701,741
*	Dwarikesh Sugar Industries Ltd.	195,236	92,251
	eClerx Services Ltd.	17,228	508,067
	Edelweiss Financial Services Ltd.	140,308	131,391
*	EID Parry India Ltd.	507,826	4,901,186
	Electrosteel Castings Ltd.	999,250	1,146,092
	EPL Ltd.	245,983	551,365
Ω	Equitas Small Finance Bank Ltd.	325,660	256,881
	Escorts Kubota Ltd.	31,899	1,223,328
*	Eureka Forbes Ltd.	2,928	17,047
	Everest Industries Ltd.	4,772	27,999
	Everest Kanto Cylinder Ltd.	61,432	86,870
	Excel Industries Ltd.	3,247	40,758
	Exide Industries Ltd.	999,575	4,112,147
	FDC Ltd.	119,390	594,769
	Federal Bank Ltd.	9,464,464	21,974,103
	FIEM Industries Ltd.	33,685	571,032
	Filatex India Ltd.	602,236	300,597
	Finolex Cables Ltd.	131,333	1,344,805
	Finolex Industries Ltd.	798,718	1,643,268
	Firstsource Solutions Ltd.	1,354,568	5,396,548
	Force Motors Ltd.	9,320	983,362
	Fortis Healthcare Ltd.	1,009,151	8,118,986

		Shares	Value»
INDIA — (Continued)
	G R Infraprojects Ltd.	5,138	$62,963
	Gabriel India Ltd.	60,929	388,656
	GAIL India Ltd. (GAIL IN)	7,516,829	16,710,850
*	Ganesh Benzoplast Ltd.	2,989	4,336
	Ganesh Housing Corp. Ltd.	1,403	18,030
	Gateway Distriparks Ltd.	1,318,343	930,940
	GHCL Ltd.	325,013	2,227,557
	GHCL Textiles Ltd.	339,043	316,797
	GIC Housing Finance Ltd.	73,745	152,854
	Glenmark Pharmaceuticals Ltd.	858,584	13,985,732
	Globus Spirits Ltd.	3,843	46,679
	Godawari Power & Ispat Ltd.	351,401	748,071
	Godfrey Phillips India Ltd.	57,575	5,542,574
*	Godrej Industries Ltd.	14,510	185,759
	Goldiam International Ltd.	15,567	66,789
	Granules India Ltd.	781,166	4,183,610
	Graphite India Ltd.	74,575	401,654
	Grasim Industries Ltd.	890,461	28,733,486
	Grauer & Weil India Ltd.	82,434	82,257
	Great Eastern Shipping Co. Ltd.	503,782	5,189,824
	Greaves Cotton Ltd.	50,011	116,073
	Greenpanel Industries Ltd.	17,623	49,119
	Gujarat Alkalies & Chemicals Ltd.	122,273	876,974
	Gujarat Ambuja Exports Ltd.	605,370	843,336
	Gujarat Fluorochemicals Ltd.	28,344	1,287,063
	Gujarat Mineral Development Corp. Ltd.	465,476	1,665,670
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	402,037	2,314,361
	Gujarat Pipavav Port Ltd.	1,070,950	1,695,454
	Gujarat State Fertilizers & Chemicals Ltd.	1,149,247	2,526,712

1129

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Gujarat State Petronet Ltd.	1,318,554	$4,985,621
*	Hathway Cable & Datacom Ltd.	1,235,974	196,702
	HDFC Bank Ltd.	6,941,244	157,261,718
	HEG Ltd.	226,916	1,246,621
	HeidelbergCement India Ltd.	316,649	714,809
	Hero MotoCorp Ltd. (HMCL IN)	258,914	11,757,178
	HFCL Ltd.	139,699	130,442
	HG Infra Engineering Ltd.	16,921	215,195
	Hikal Ltd.	201,147	921,611
	Himadri Speciality Chemical Ltd.	516,060	2,660,473
	Himatsingka Seide Ltd.	124,652	206,360
	Hindalco Industries Ltd.	5,374,303	39,460,525
	Hinduja Global Solutions Ltd.	89,011	515,369
	Huhtamaki India Ltd.	17,392	39,319
	ICICI Bank Ltd. (IBN US), Sponsored ADR	886,331	29,745,264
*	IDFC First Bank Ltd.	17,389,059	13,385,699
	IIFL Capital Services Ltd.	1,013,108	2,645,962
*	IIFL Finance Ltd.	712,214	3,015,640
*	India Cements Ltd.	178,846	652,061
	India Glycols Ltd.	75,772	1,245,021
	India Nippon Electricals Ltd.	6,634	46,729
	Indian Bank	606,492	4,032,048
	Indian Hume Pipe Co. Ltd.	1,970	8,874
	Indian Metals & Ferro Alloys Ltd.	7,661	53,538
Ω	Indian Railway Finance Corp. Ltd.	577,698	846,901
	Indo Count Industries Ltd.	272,105	970,629
	Indoco Remedies Ltd.	11,599	31,625
*Ω	IndoStar Capital Finance Ltd.	11,102	39,280
*	Indus Towers Ltd.	3,200,759	15,360,639
	IndusInd Bank Ltd.	1,470,462	14,509,996
	Infibeam Avenues Ltd.	2,280,008	460,873
	Info Edge India Ltd.	112,964	9,439,332
*	Inox Green Energy Services Ltd.	42,744	70,657
	Insecticides India Ltd.	3,569	29,121

		Shares	Value»
INDIA — (Continued)
	IOL Chemicals & Pharmaceuticals Ltd.	515,245	$390,997
	Ipca Laboratories Ltd.	38,656	633,581
Ω	IRCON International Ltd.	647,991	1,164,712
	J Kumar Infraprojects Ltd.	204,190	1,594,136
	Jagran Prakashan Ltd.	403,692	345,895
	Jai Corp. Ltd.	50,855	53,425
*	Jain Irrigation Systems Ltd.	166,812	104,121
	Jammu & Kashmir Bank Ltd.	1,487,514	1,666,790
	Jindal Poly Films Ltd.	54,978	411,151
	Jindal Saw Ltd.	1,730,521	5,071,329
	Jindal Stainless Ltd.	743,113	5,103,998
	Jindal Steel & Power Ltd.	1,907,130	20,190,869
*	Jio Financial Services Ltd.	9,844,822	30,249,402
	JK Lakshmi Cement Ltd.	247,606	2,251,105
	JK Paper Ltd.	431,544	1,601,094
	JK Tyre & Industries Ltd.	603,077	2,210,804
	JM Financial Ltd.	2,405,311	2,858,332
	JSW Energy Ltd.	673,885	3,815,959
	JSW Steel Ltd.	3,953,683	48,082,447
	Jubilant Ingrevia Ltd.	144,357	1,105,776
	Jubilant Pharmova Ltd.	431,530	4,514,779
*	Just Dial Ltd.	42,102	462,157
	Kalpataru Projects International Ltd.	434,643	4,969,938
	Kalyani Steels Ltd.	89,042	732,577
	Karnataka Bank Ltd.	1,019,469	2,365,352
	Karur Vysya Bank Ltd.	2,348,162	6,051,832
	Kaveri Seed Co. Ltd.	88,305	1,493,248
	KCP Ltd.	105,631	248,461
*	Kellton Tech Solutions Ltd.	49,784	62,815
	Kirloskar Ferrous Industries Ltd.	22,923	124,719
	Kirloskar Oil Engines Ltd.	250,982	2,212,497
	Kitex Garments Ltd.	86,430	246,921
	KNR Constructions Ltd.	633,622	1,632,398
	Kolte-Patil Developers Ltd.	100,381	400,964

1130

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Kotak Mahindra Bank Ltd.	318,026	$8,288,906
	KRBL Ltd.	180,644	666,251
	Krsnaa Diagnostics Ltd.	7,889	68,340
	L&T Finance Ltd.	2,844,416	5,527,433
	Larsen & Toubro Ltd.	1,196,955	47,222,609
	Laxmi Organic Industries Ltd.	5,925	12,206
	LG Balakrishnan & Bros Ltd.	52,434	735,520
	LIC Housing Finance Ltd.	1,726,934	12,263,501
	LT Foods Ltd.	900,797	3,682,288
	Lumax Auto Technologies Ltd.	34,557	212,459
	Lupin Ltd.	470,035	11,667,761
	LUX Industries Ltd.	3,036	49,212
	Maharashtra Seamless Ltd.	294,087	2,272,419
	Mahindra & Mahindra Financial Services Ltd.	2,611,740	8,083,983
	Mahindra & Mahindra Ltd.	1,903,138	65,729,010
	Mahindra Lifespace Developers Ltd.	16,964	68,747
	Maithan Alloys Ltd.	18,330	200,975
*	Man Industries India Ltd.	25,380	82,105
	Manali Petrochemicals Ltd.	16,892	10,758
	Manappuram Finance Ltd.	2,320,125	6,322,328
	Marksans Pharma Ltd.	1,023,538	2,641,118
	Maruti Suzuki India Ltd.	68,330	9,873,166
Ω	MAS Financial Services Ltd.	18,255	57,606
	Mastek Ltd.	9,047	224,615
*	Max Estates Ltd.	16,842	81,448
	Mayur Uniquoters Ltd.	27,479	149,669
*	Meghmani Organics Ltd.	554,401	445,735
	MM Forgings Ltd.	4,761	19,166
	MOIL Ltd.	345,476	1,289,367
	Monte Carlo Fashions Ltd.	32,064	216,653
*	Morepen Laboratories Ltd.	240,825	170,805

		Shares	Value»
INDIA — (Continued)
	Motilal Oswal Financial Services Ltd.	74,112	$571,738
	MRF Ltd.	7,135	11,328,894
	Muthoot Finance Ltd.	131,122	3,362,500
	Natco Pharma Ltd.	64,934	653,056
	National Aluminium Co. Ltd.	4,301,911	7,951,340
	National Fertilizers Ltd.	448,882	446,290
	Nava Ltd.	659,778	3,552,027
	Navneet Education Ltd.	99,277	167,322
	NCC Ltd.	2,173,014	5,433,325
	NESCO Ltd.	33,043	367,724
	Neuland Laboratories Ltd.	5,458	772,202
	NIIT Learning Systems Ltd.	433,276	1,909,708
	NIIT Ltd.	437,883	668,234
	Nilkamal Ltd.	35,747	678,091
	NMDC Ltd.	10,397,661	7,958,257
*	NMDC Steel Ltd.	2,233,783	929,500
	NOCIL Ltd.	380,975	790,818
	NRB Bearings Ltd.	106,464	273,514
	Nucleus Software Exports Ltd.	20,834	213,748
	Oberoi Realty Ltd.	250,645	4,853,833
*	Odigma Consultancy Solutions Ltd.	7,808	3,365
*	Onesource Specialty Pharma Ltd.	158,807	3,038,016
	Orient Cement Ltd.	636,362	2,624,800
*	Orient Green Power Co. Ltd.	1,105,168	160,624
	Panama Petrochem Ltd.	61,017	264,220
Ω	Parag Milk Foods Ltd., Class F	84,140	179,125
*	Patel Engineering Ltd.	1,205,074	610,241
	PCBL Chemical Ltd.	852,804	3,608,998
*	Pennar Industries Ltd.	93,337	202,361
	Petronet LNG Ltd.	3,739,500	13,863,408
	Piramal Enterprises Ltd.	281,593	3,209,722
	Piramal Pharma Ltd.	1,687,208	4,215,630
	PIX Transmissions Ltd.	658	11,282
*Ω	PNB Housing Finance Ltd.	440,913	5,286,996
	PNC Infratech Ltd.	384,557	1,206,410
	Pokarna Ltd.	1,170	12,496
	Polyplex Corp. Ltd.	103,742	1,496,845

1131

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Power Finance Corp. Ltd.	6,354,839	$30,638,816
	Power Mech Projects Ltd.	13,818	431,551
	Prakash Industries Ltd.	451,790	918,230
	Prakash Pipes Ltd.	6,854	33,377
	Prestige Estates Projects Ltd.	475,326	7,683,634
*	PTC India Financial Services Ltd.	1,182,616	446,278
	PTC India Ltd.	1,137,852	2,376,863
	Punjab National Bank	6,093,734	7,203,057
*	PVR Inox Ltd.	12,816	142,088
Ω	Quess Corp. Ltd.	45,222	175,745
	Rain Industries Ltd.	759,235	1,263,307
*	Rajesh Exports Ltd.	158,482	338,854
	Rallis India Ltd.	368,604	1,033,040
	Ramco Cements Ltd.	116,351	1,297,005
	Ramco Industries Ltd.	89,764	243,913
*	Ramky Infrastructure Ltd.	5,957	32,875
	Rane Holdings Ltd.	4,370	66,257
	Rashtriya Chemicals & Fertilizers Ltd.	975,347	1,571,418
*	Raymond Lifestyle Ltd.	133,014	1,512,009
	Raymond Ltd.	166,268	2,990,863
Ω	RBL Bank Ltd.	1,770,101	4,169,229
	REC Ltd.	7,646,370	37,954,218
	Redington Ltd.	3,478,812	10,080,880
	Redtape Ltd.	215,564	336,127
	Reliance Industries Ltd. (RIL IN)	21,851,121	360,240,721
*	Reliance Power Ltd.	8,487,744	4,008,346
	Repco Home Finance Ltd.	201,526	953,429
	Rico Auto Industries Ltd.	168,820	127,144
	RITES Ltd.	119,262	317,581
	Rossari Biotech Ltd.	7,208	55,861
	Route Mobile Ltd.	2,445	27,537
*	RPSG Ventures Ltd.	2,084	20,023
*	RSWM Ltd.	19,061	32,631
	Rupa & Co. Ltd.	13,623	31,568
	Sagar Cements Ltd.	23,347	58,210
	Sammaan Capital Ltd.	73,432	105,090
	Samvardhana Motherson International Ltd.	7,624,367	12,001,587
	Sandhar Technologies Ltd.	10,650	46,501

		Shares	Value»
INDIA — (Continued)
	Sandur Manganese & Iron Ores Ltd.	10,443	$56,380
	Sanghvi Movers Ltd.	53,054	166,103
	Sarda Energy & Minerals Ltd.	200,161	1,074,190
	Sasken Technologies Ltd.	7,505	134,800
*	Satin Creditcare Network Ltd.	17,437	33,916
	Savita Oil Technologies Ltd.	19,237	84,353
*	Selan Exploration Technology Ltd.	1,207	7,547
	Seshasayee Paper & Boards Ltd.	83,170	266,074
Ω	SH Kelkar & Co. Ltd.	106,844	251,186
	Shalby Ltd.	7,180	15,922
	Shankara Building Products Ltd.	5,132	36,758
	Sharda Cropchem Ltd.	53,902	348,597
*	Sheela Foam Ltd.	1,361	10,323
*	Shilpa Medicare Ltd.	2,879	21,952
	Shipping Corp. of India Land & Assets Ltd.	839,608	473,114
	Shipping Corp. of India Ltd.	866,425	1,815,578
	Shree Cement Ltd.	1,128	396,962
	Shriram Finance Ltd.	4,806,255	34,675,795
	Shriram Pistons & Rings Ltd.	1,349	28,767
	Shyam Metalics & Energy Ltd.	6,859	69,493
	Siyaram Silk Mills Ltd.	30,146	235,711
	Sobha Ltd.	64,895	1,017,753
	Somany Ceramics Ltd.	6,442	32,122
	South Indian Bank Ltd.	6,471,133	1,967,026
*	SP Apparels Ltd.	1,135	9,794
*	Spandana Sphoorty Financial Ltd.	30,589	99,331
*	Star Cement Ltd.	97,335	252,716
	State Bank of India (SBIN IN)	7,873,800	73,440,228
	State Bank of India (SBKFF US), GDR	19,590	1,825,788
	Steel Authority of India Ltd.	3,994,477	5,353,263
	Strides Pharma Science Ltd.	328,728	2,501,248

1132

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	1,617,777	$34,882,326
	Sun TV Network Ltd.	346,963	2,542,669
	Sundaram-Clayton Ltd.	2,169	50,828
*	Sunflag Iron & Steel Co. Ltd.	44,313	122,216
	Sunteck Realty Ltd.	173,757	824,335
	Supriya Lifescience Ltd.	2,683	20,508
	Surya Roshni Ltd.	300,912	911,337
*	Suryoday Small Finance Bank Ltd.	19,566	29,524
	TAJGVK Hotels & Resorts Ltd.	7,970	38,422
	Talbros Automotive Components Ltd.	6,039	17,847
	Tamil Nadu Newsprint & Papers Ltd.	49,367	77,064
	Tamilnad Mercantile Bank Ltd.	2,918	15,132
*	TARC Ltd.	215,517	394,025
	Tata Chemicals Ltd.	757,897	7,483,064
	Tata Consumer Products Ltd.	596,334	8,187,542
	Tata Motors Ltd.	3,984,781	30,331,445
	Tata Steel Ltd.	25,109,152	41,638,505
	Tech Mahindra Ltd.	67,222	1,191,669
	Techno Electric & Engineering Co. Ltd.	69,080	866,806
*††	Teledata Marine Solutions Ltd.	267,258	0
	Texmaco Rail & Engineering Ltd.	11,168	17,827
	Thirumalai Chemicals Ltd.	109,346	319,809
	Thomas Cook India Ltd.	13,324	21,165
	Time Technoplast Ltd.	704,098	2,795,313
	Tourism Finance Corp. of India Ltd.	6,216	14,578
	TransIndia Real Estate Ltd.	406,354	161,738
	Transport Corp. of India Ltd.	126,919	1,559,493
	Trident Ltd.	467,226	147,782
	Triveni Engineering & Industries Ltd.	490,030	2,370,016
	TV Today Network Ltd.	28,231	55,329
	TVS Holdings Ltd.	1,699	182,767
	TVS Srichakra Ltd.	7,560	255,103

		Shares	Value»
INDIA — (Continued)
	Uflex Ltd.	196,398	$1,285,551
*	Ugro Capital Ltd.	9,757	20,130
Ω	Ujjivan Small Finance Bank Ltd.	1,335,380	671,422
*	Unichem Laboratories Ltd.	148,098	1,053,960
	Union Bank of India Ltd.	1,395,941	2,071,220
	Universal Cables Ltd.	1,218	6,355
*	UPL Ltd.	1,608,696	12,308,568
	Usha Martin Ltd.	404,964	1,390,496
*	VA Tech Wabag Ltd.	180,911	2,763,381
	Vardhman Textiles Ltd.	702,522	3,751,409
	Vedanta Ltd.	1,922,301	9,499,699
	Veedol Corporation Ltd.	12,943	224,786
	Venky’s India Ltd.	16,674	332,412
	Vindhya Telelinks Ltd.	23,855	375,771
	Vishnu Chemicals Ltd.	8,290	41,624
*	VL E-Governance & IT Solutions Ltd.	9,187	5,222
*	Vodafone Idea Ltd.	4,085,048	344,070
	Voltamp Transformers Ltd.	1,334	115,265
	Welspun Corp. Ltd.	639,903	5,791,867
	Welspun Enterprises Ltd.	422,254	2,365,480
	Welspun Living Ltd.	964,531	1,439,667
	West Coast Paper Mills Ltd.	190,670	1,006,664
	Wipro Ltd.	7,769,633	22,126,458
*	Wockhardt Ltd.	57,359	881,689
*	Yes Bank Ltd.	24,882,852	5,219,721
	Zee Entertainment Enterprises Ltd.	2,442,135	3,056,179
	Zensar Technologies Ltd.	308,505	2,634,500
	Zydus Lifesciences Ltd.	274,482	2,880,540
	Zydus Wellness Ltd.	12,400	258,207

TOTAL INDIA			2,097,990,879

INDONESIA — (1.3%)
	ABM Investama Tbk. PT	1,750,100	350,236
*	Adaro Minerals Indonesia Tbk. PT	1,606,800	87,188
	Adi Sarana Armada Tbk. PT	3,873,300	160,183
*	Alam Sutera Realty Tbk. PT	40,620,600	313,428

1133

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Alamtri Resources Indonesia Tbk. PT	81,977,800	$9,390,564
	Aneka Tambang Tbk. PT	28,082,400	3,670,521
	Aspirasi Hidup Indonesia Tbk. PT	26,355,100	848,521
	Astra Agro Lestari Tbk. PT	2,489,666	891,986
	Astra International Tbk. PT	85,489,800	24,708,769
	Astra Otoparts Tbk. PT	2,237,900	293,925
*††	Bakrie Telecom Tbk. PT	160,430,200	0
	Bank BTPN Syariah Tbk. PT	5,879,700	419,779
	Bank Negara Indonesia Persero Tbk. PT	36,883,382	9,294,579
	Bank OCBC Nisp Tbk. PT	6,499,200	510,841
*	Bank Pan Indonesia Tbk. PT	47,387,801	4,591,969
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	14,723,084	767,551
*	Bank Pembangunan Daerah Jawa Timur Tbk. PT	14,974,500	468,940
	Bank Tabungan Negara Persero Tbk. PT	26,825,915	1,705,261
	BISI International Tbk. PT	9,253,500	563,307
	Blue Bird Tbk. PT	497,500	51,915
*	Buana Lintas Lautan Tbk. PT	38,128,100	268,762
*	Bukalapak.com Tbk. PT	106,878,900	935,039
	Bukit Asam Tbk. PT	21,366,300	3,553,183
	Buma Internasional Grup Tbk. PT	20,898,100	506,530
*	Bumi Resources Minerals Tbk. PT	137,407,900	3,168,118
*	Bumi Resources Tbk. PT	154,865,400	997,042
*	Bumi Serpong Damai Tbk. PT	17,391,900	906,208
	Ciputra Development Tbk. PT	58,089,578	3,220,121

		Shares	Value»
INDONESIA — (Continued)
*	City Retail Developments Tbk. PT	1,000,000	$7,296
	Dayamitra Telekomunikasi PT	35,627,700	1,329,784
	Dharma Satya Nusantara Tbk. PT	14,424,900	665,031
	Elang Mahkota Teknologi Tbk. PT	35,676,700	1,152,457
	Elnusa Tbk. PT	20,390,500	567,644
*	Energi Mega Persada Tbk. PT	3,036,000	35,318
	Erajaya Swasembada Tbk. PT	48,693,800	1,364,801
	ESSA Industries Indonesia Tbk. PT	22,876,400	833,798
	Gajah Tunggal Tbk. PT	8,135,800	539,415
*	Gudang Garam Tbk. PT	1,732,600	1,045,786
*	Harum Energy Tbk. PT	2,354,700	108,612
	Indah Kiat Pulp & Paper Tbk. PT	13,993,200	4,344,711
	Indika Energy Tbk. PT	9,891,400	861,661
	Indo Tambangraya Megah Tbk. PT	2,296,400	3,044,149
	Indocement Tunggal Prakarsa Tbk. PT	4,181,900	1,348,033
	Indofood Sukses Makmur Tbk. PT	24,262,000	11,703,311
*	Intiland Development Tbk. PT	3,004,100	27,855
	Japfa Comfeed Indonesia Tbk. PT	30,788,850	3,377,974
	Jaya Real Property Tbk. PT	43,375,300	1,856,146
*	Kawasan Industri Jababeka Tbk. PT	140,107,456	1,460,787
	KMI Wire & Cable Tbk. PT	9,076,600	214,799
*	Lippo Cikarang Tbk. PT	341,910	10,703
*	Lippo Karawaci Tbk. PT	178,172,262	988,610
*	Malindo Feedmill Tbk. PT	929,900	43,938
	Medco Energi Internasional Tbk. PT	37,057,632	2,344,408
*	Media Nusantara Citra Tbk. PT	29,904,000	472,675

1134

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Merdeka Battery Materials Tbk. PT	6,046,700	$113,199
	Metrodata Electronics Tbk. PT	5,280,550	177,970
	Mitra Adiperkasa Tbk. PT	4,752,600	391,294
	Mitra Pinasthika Mustika Tbk. PT	5,317,000	330,459
	Pabrik Kertas Tjiwi Kimia Tbk. PT	5,585,800	1,725,434
	Pakuwon Jati Tbk. PT	28,955,800	665,567
*	Panin Financial Tbk. PT	65,508,700	1,524,355
*	Paninvest Tbk. PT	6,451,100	412,578
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	14,682,784	1,034,798
*	PP Persero Tbk. PT	7,134,900	175,058
*	Puradelta Lestari Tbk. PT	2,516,000	26,352
	Salim Ivomas Pratama Tbk. PT	15,497,500	384,546
	Sampoerna Agro Tbk. PT	6,762,241	949,071
	Samudera Indonesia Tbk. PT	15,008,200	229,781
*	Sarana Meditama Metropolitan Tbk. PT	563,000	10,453
	Sarana Menara Nusantara Tbk. PT	15,874,000	544,817
	Sawit Sumbermas Sarana Tbk. PT	2,044,900	192,340
	Semen Indonesia Persero Tbk. PT	11,060,051	1,743,248
	Siloam International Hospitals Tbk. PT	1,163,400	182,139
	Sinar Mas Agro Resources & Technology Tbk. PT	307,500	68,017
*††	Sri Rejeki Isman Tbk. PT	63,289,500	104,370
	Summarecon Agung Tbk. PT	50,034,000	1,300,492
	Surya Citra Media Tbk. PT	34,301,500	422,026
	Surya Semesta Internusa Tbk. PT	26,219,100	1,333,842
*††	Suryainti Permata Tbk. PT	17,378,000	0

		Shares	Value»
INDONESIA — (Continued)
	Tempo Scan Pacific Tbk. PT	1,453,500	$231,218
*	Timah Tbk. PT	11,851,400	849,321
*††	Trada Alam Minera Tbk. PT	188,544,700	0
*	Trias Sentosa Tbk. PT	327,300	9,756
	Trimegah Bangun Persada Tbk. PT	1,383,800	58,299
	Triputra Agro Persada PT	3,772,400	221,702
	Tunas Baru Lampung Tbk. PT	14,832,000	616,652
	Unggul Indah Cahaya Tbk. PT	288,335	127,470
	United Tractors Tbk. PT	8,687,400	11,872,369
*	Vale Indonesia Tbk. PT	9,838,119	1,474,967
*	Waskita Beton Precast Tbk. PT	2,786,700	2,558
*††	Waskita Karya Persero Tbk. PT	25,152,582	57,396
*	Wijaya Karya Persero Tbk. PT	11,988,700	147,331
	XLSMART Telecom Sejahtera Tbk. PT	24,131,903	3,124,280

TOTAL INDONESIA			145,229,693

KUWAIT — (0.7%)
	A’ayan Leasing & Investment Co. KSCP	3,265,456	1,727,517
*	Acico Industries Co. KSCP	678,290	154,106
	Agility Public Warehousing Co. KSCP	6,186,175	5,312,844
	Al Ahli Bank of Kuwait KSCP	2,526,204	2,502,945
	Al-Eid Food KSC	82,073	62,152
	Arzan Financial Group for Financing & Investment KPSC	4,155,143	3,990,347
*	Asiya Capital Investments Co. KSCP	164,564	19,109
	Boubyan Petrochemicals Co. KSCP	1,481,892	3,359,834
	Burgan Bank SAK	2,957,356	2,175,466

1135

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Combined Group Contracting Co. SAK	361,500	$764,426
	Gulf Bank KSCP	10,525,102	11,551,720
	Gulf Cables & Electrical Industries Group Co. KSCP	162,241	1,195,063
	Heavy Engineering & Ship Building Co. KSCP	27,515	83,421
	Integrated Holding Co. KCSC	293,266	546,176
	KAMCO Investment Co. KSC	74,207	28,867
*	Kuwait Cement Co. KSC	165,971	132,301
	Kuwait Financial Centre SAK	88,586	40,570
	Kuwait International Bank KSCP	4,703,736	3,476,928
	Kuwait Investment Co. SAK	179,065	100,687
	Mezzan Holding Co. KSCC	288,652	899,188
	Mobile Telecommunications Co. KSCP	7,799,852	12,048,316
	National Bank of Kuwait SAKP	2,199,206	6,839,337
*	National Consumer Holding Co. SAK	1,116,928	426,003
	National Industries Group Holding SAK	6,309,340	5,131,418
	National Investments Co. KSCP	1,775,351	1,433,690
	Specialities Group Holding Co. KSCC	142,322	78,032
*	Warba Bank KSCP	11,095,382	8,044,749

TOTAL KUWAIT			72,125,212

MALAYSIA — (1.5%)
	Aeon Co. M Bhd.	2,052,800	697,789
#	AFFIN Bank Bhd.	8,430,746	5,172,918
	Alliance Bank Malaysia Bhd.	4,924,600	4,996,807
	Allianz Malaysia Bhd.	107,900	461,153
#	AMMB Holdings Bhd. (AMM MK)	7,834,962	9,373,861
#	Axiata Group Bhd.	3,881,900	1,889,299
#	Bank Islam Malaysia Bhd.	1,797,507	1,021,253
	Batu Kawan Bhd.	1,621,150	7,110,894
*	Berjaya Corp. Bhd.	13,034,214	890,583

		Shares	Value»
MALAYSIA — (Continued)
#*	Berjaya Land Bhd.	5,491,800	$369,340
#*	Bumi Armada Bhd.	13,388,700	1,521,502
	Cahya Mata Sarawak Bhd.	2,273,200	496,231
	Cape Ems Bhd.	529,700	30,131
	CB Industrial Product Holding Bhd.	905,400	226,319
#	CIMB Group Holdings Bhd.	18,673,856	30,847,423
#*	Dagang NeXchange Bhd.	162,900	9,812
#	Dayang Enterprise Holdings Bhd.	49,400	19,721
#	Dialog Group Bhd.	221,300	74,937
#	DRB-Hicom Bhd.	4,126,100	798,549
#	Eastern & Oriental Bhd.	1,315,900	240,863
#	Eco World Development Group Bhd.	4,326,900	1,886,815
*	Ekovest Bhd.	2,375,800	170,759
#	Genting Bhd.	7,784,000	5,778,789
#	Genting Malaysia Bhd.	9,599,300	3,817,770
	Genting Plantations Bhd.	245,900	275,455
#	HAP Seng Consolidated Bhd.	357,282	228,824
	Hiap Teck Venture Bhd.	6,153,400	399,442
#	Hibiscus Petroleum Bhd.	1,772,400	637,144
#	Hong Leong Financial Group Bhd.	1,316,534	5,239,484
	Hong Leong Industries Bhd.	29,600	93,114
	IGB Bhd.	3,022,296	1,905,515
#	IJM Corp. Bhd.	9,738,718	5,129,443
	Insas Bhd.	2,172,300	456,676
#	IOI Properties Group Bhd.	5,148,525	2,185,707
*	Iskandar Waterfront City Bhd.	976,100	82,774
	JAKS Resources Bhd.	42,500	943
	Jaya Tiasa Holdings Bhd.	2,431,633	620,055
#	Keck Seng Malaysia Bhd.	740,900	912,573
*	KNM Group Bhd.	3,743,890	34,625
#	Kossan Rubber Industries Bhd.	215,500	91,512
#*	KSL Holdings Bhd.	1,567,951	565,759
	Kumpulan Fima Bhd.	552,500	291,854

1136

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Land & General Bhd.	9,171,720	$224,389
	LBS Bina Group Bhd.	3,741,134	433,437
#	Leong Hup International Bhd.	2,019,300	292,471
	Magnum Bhd.	4,030,445	1,163,491
#	Mah Sing Group Bhd.	6,504,762	1,762,691
	Malayan Cement Bhd.	22,200	25,727
#	Malayan Flour Mills Bhd.	3,500,275	409,328
	Malaysian Resources Corp. Bhd.	9,433,247	1,007,578
	Matrix Concepts Holdings Bhd.	2,445,525	806,092
	MBM Resources Bhd.	769,903	1,017,618
#	MBSB Bhd.	9,539,243	1,582,245
	Mega First Corp. Bhd.	548,000	503,693
#	MISC Bhd.	4,074,104	7,084,338
#	MKH Bhd.	1,797,378	425,707
	MKH Oil Palm East Kalimantan Bhd.	268,982	38,668
#	MNRB Holdings Bhd.	2,006,779	945,382
*	Muhibbah Engineering M Bhd.	2,389,100	339,071
	OCK Group Bhd.	213,300	21,028
#	Oriental Holdings Bhd.	2,554,379	4,135,628
#	OSK Holdings Bhd.	6,539,006	2,580,151
	Pantech Group Holdings Bhd.	2,076,194	351,472
#	Paramount Corp. Bhd.	1,615,055	393,215
#	Perak Transit Bhd.	459,100	76,097
	Petron Malaysia Refining & Marketing Bhd.	234,000	178,314
#	Petronas Chemicals Group Bhd.	1,553,700	1,325,728
	PPB Group Bhd.	1,925,439	5,547,851
	RHB Bank Bhd.	7,326,108	11,300,247
*	Sapura Energy Bhd.	39,709,700	365,817
#	Sarawak Oil Palms Bhd.	1,127,200	789,934
#	Sime Darby Bhd.	13,526,600	6,518,840
	Sime Darby Property Bhd.	7,330,900	2,105,577
	SP Setia Bhd. Group	6,527,473	1,662,385
#	Suria Capital Holdings Bhd.	793,880	288,190
#	Ta Ann Holdings Bhd.	934,526	862,722
*	Top Glove Corp. Bhd.	2,958,700	603,104
#*	Tropicana Corp. Bhd.	4,292,661	1,176,965
	TSH Resources Bhd.	807,000	204,002

		Shares	Value»
MALAYSIA — (Continued)
	UEM Sunrise Bhd.	4,000,745	$667,305
	United Malacca Bhd.	810,700	948,705
#	UOA Development Bhd.	9,629,800	3,755,963
#	Velesto Energy Bhd.	16,539,528	594,499
	VS Industry Bhd.	108,400	19,758
#*	WCT Holdings Bhd.	2,599,324	398,988
#	Yinson Holdings Bhd.	2,358,242	1,022,122
	YTL Corp. Bhd.	1,791,300	796,669

TOTAL MALAYSIA			163,807,619

MEXICO — (2.3%)
	Alfa SAB de CV, Class A	26,730,306	19,396,357
#	Alpek SAB de CV	693,549	350,833
Ω	Banco del Bajio SA	1,665,034	3,995,640
	Cemex SAB de CV (CEMEXCPO MM)	4,497,186	2,781,717
	Cemex SAB de CV (CX US), Sponsored ADR	3,267,721	20,161,835
#*	Controladora Alpek SAB de CV	26,730,306	4,198,228
*	Controladora AXTEL SAB de CV	23,823,748	775,072
	Corp. Actinver SAB de CV	89,268	84,213
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	814,693	1,400,023
	Cydsa SAB de CV	5,874	5,691
*	Dine SAB de CV	993,273	1,088,976
	El Puerto de Liverpool SAB de CV, Class C1	542,340	2,497,577
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	76,982	809,409
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	57,676	6,073,859
	GCC SAB de CV	465,988	3,915,530
	Genomma Lab Internacional SAB de CV, Class B	1,722,601	2,013,310
	Gentera SAB de CV	3,451,157	6,016,933
#	Grupo Bimbo SAB de CV	88,123	268,137
	Grupo Carso SAB de CV	2,165,162	15,057,484

1137

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Grupo Comercial Chedraui SA de CV	621,134	$4,012,404
	Grupo Financiero Banorte SAB de CV, Class O	3,710,530	31,815,899
*	Grupo Financiero Inbursa SAB de CV, Class O	5,491,472	14,116,168
*	Grupo Gigante SAB de CV	471,076	667,801
	Grupo Industrial Saltillo SAB de CV	1,302,785	1,195,795
	Grupo Mexico SAB de CV	7,225,477	37,493,411
*	Grupo Posadas SAB de CV	83,522	117,124
*	Grupo Simec SAB de CV (SIMECB MM)	689,708	6,256,804
#	Grupo Televisa SAB (TV US), Sponsored ADR	417,317	759,517
#*Ω	Grupo Traxion SAB de CV	85,118	71,487
*	Industrias CH SAB de CV	1,746,445	15,673,967
*	Industrias Penoles SAB de CV	505,357	10,127,240
	KUO SAB de CV	1,904,343	4,127,104
#	La Comer SAB de CV	2,894,005	5,417,451
	Megacable Holdings SAB de CV	1,304,256	3,172,434
*	Minera Frisco SAB de CV, Class A1	4,992,429	863,024
#*Ω	Nemak SAB de CV	8,184,348	1,193,607
#	Orbia Advance Corp. SAB de CV	3,977,812	2,685,614
	Organizacion Cultiba SAB de CV	133,186	76,066
#*	Organizacion Soriana SAB de CV, Class B	13,596,595	18,026,642
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	574,258	6,425,610
	Regional SAB de CV	259,183	1,822,561
*	Vitro SAB de CV	735,822	257,212

TOTAL MEXICO			257,265,766

PHILIPPINES — (0.7%)
ACEN Corp.		4,345,200	207,711

		Shares	Value»
PHILIPPINES — (Continued)
*††	ACR Mining Corp.	105,455	$0
	Alliance Global Group, Inc.	13,537,806	1,485,283
	Apex Mining Co., Inc.	678,800	81,636
*	Atlas Consolidated Mining & Development Corp.	3,179,600	244,740
	Ayala Corp.	295,470	3,171,558
	Ayala Land, Inc.	5,703,600	2,558,631
	BDO Unibank, Inc.	1,723,067	4,945,305
	Belle Corp.	4,041,000	104,776
	Bloomberry Resorts Corp.	1,180,000	72,080
	China Banking Corp.	7,394,692	12,046,955
	Cosco Capital, Inc.	8,865,500	936,794
	DMCI Holdings, Inc.	10,279,600	1,951,911
	East West Banking Corp.	1,728,600	341,131
	Filinvest Development Corp.	384,400	30,842
	Filinvest Land, Inc.	40,964,978	571,856
	Filinvest REIT Corp.	9,386,576	534,195
	First Philippine Holdings Corp.	3,175,100	3,324,189
*	Global Ferronickel Holdings, Inc.	4,843,116	96,131
	GT Capital Holdings, Inc.	212,127	1,858,948
	JG Summit Holdings, Inc.	9,568,857	2,907,635
	LT Group, Inc.	7,987,500	1,699,913
	Megaworld Corp.	46,669,300	1,489,749
	Metropolitan Bank & Trust Co.	7,625,242	10,504,951
	Petron Corp.	11,989,900	504,279
	Philcomsat Holdings Corp.	497,957	953,655
	Philex Mining Corp.	4,429,300	529,748
	Philippine National Bank	2,767,885	2,379,436
*††	Philippine National Construction Corp.	398,900	6,563
	Philippine Savings Bank	1,761,619	1,837,304
*††	Philtown Properties, Inc.	6,701	0
*††	Phoenix Petroleum Philippines, Inc.	1,259,500	17,588
	Puregold Price Club, Inc.	1,550,700	886,498
	RFM Corp.	762,400	56,857
	Rizal Commercial Banking Corp.	4,608,906	2,157,921

1138

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Robinsons Land Corp.	12,002,708	$2,510,362
	Robinsons Retail Holdings, Inc.	791,960	555,581
	San Miguel Corp.	4,418,706	6,210,612
	Security Bank Corp.	1,356,644	1,614,226
*	Top Frontier Investment Holdings, Inc.	460,522	453,072
	Union Bank of the Philippines	8,426,630	4,872,787
	Universal Robina Corp.	148,090	219,378
	Vista Land & Lifescapes, Inc.	25,300,968	755,919

TOTAL PHILIPPINES			77,688,706

POLAND — (1.1%)
*	Agora SA	212,417	556,887
	Alior Bank SA	458,708	12,429,996
	Amica SA	9,232	151,704
	Arctic Paper SA	10,901	44,228
	Asseco Poland SA	91,419	3,774,914
	Bank Handlowy w Warszawie SA	5,468	170,544
*	Bank Millennium SA	296,899	1,148,523
	Bank Polska Kasa Opieki SA	92,336	4,628,030
	Boryszew SA	290,767	469,654
#*	Cognor Holding SA	28,557	56,040
#*	Cyfrowy Polsat SA	823,774	4,040,079
	Develia SA	907,544	1,798,494
*	Enea SA	1,358,404	5,141,066
	Inter Cars SA	362	54,678
*	Jastrzebska Spolka Weglowa SA	266,488	1,706,881
	KGHM Polska Miedz SA	487,618	15,565,974
	Lubelski Wegiel Bogdanka SA	6,546	37,756
	Mirbud SA	39,670	148,841
	ORLEN SA	2,816,001	50,852,322
*	PGE Polska Grupa Energetyczna SA	3,642,544	7,955,725
*	PKP Cargo SA	158,817	669,758
	Stalexport Autostrady SA	176,122	139,707
*	Tauron Polska Energia SA	6,238,548	9,790,943

TOTAL POLAND			121,332,744

QATAR — (0.7%)
	Aamal Co.	8,152,105	1,859,235

		Shares	Value»
QATAR — (Continued)
	Al Khaleej Takaful Group QSC	661,880	$434,723
	Al Rayan Bank	13,916,237	8,545,147
	Alijarah Holding Co. QPSC	2,221,157	442,669
	Baladna	3,197,175	1,064,932
	Barwa Real Estate Co.	7,516,055	5,783,841
	Commercial Bank PSQC	9,096,503	10,754,605
	Doha Bank QPSC	9,287,581	6,022,862
	Doha Insurance Co. QSC	63,045	42,818
*	Estithmar Holding QPSC	3,807,178	2,875,840
	Gulf International Services QSC	5,507,630	4,664,734
	Gulf Warehousing Co.	1,332,609	1,078,252
	Lesha Bank LLC	955,697	363,536
*	Mazaya Real Estate Development QPSC	4,222,543	695,424
	Medicare Group	924,347	1,161,506
	Mesaieed Petrochemical Holding Co.	11,833,573	4,581,660
	Ooredoo QPSC	3,550,263	12,648,410
	Qatar Aluminum Manufacturing Co.	880,522	310,322
	Qatar Fuel QSC	241,517	995,009
	Qatar Industrial Manufacturing Co. QSC	47,636	32,942
	Qatar Insurance Co. SAQ	2,814,243	1,504,623
	Qatar National Cement Co. QSC	853,465	804,169
	Qatar Navigation QSC	2,348,249	7,152,903
	Salam International Investment Ltd. QSC	5,804,018	1,052,751
	United Development Co. QSC	7,126,384	2,020,272
	Vodafone Qatar QSC	5,649,098	3,660,339

TOTAL QATAR			80,553,524

RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	9,630,257	0

1139

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	18,140	$0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), GDR	3,296	0
*††	RusHydro PJSC (HYDR LI), ADR	4,402,355	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	31,829	0
*††	VTB Bank PJSC (VTBR LI), GDR	5,107,496	0

SAUDI ARABIA — (3.6%)
	Al Babtain Power & Telecommunication Co.	174,163	2,204,249
*	Al Hassan Ghazi Ibrahim Shaker Co.	99,762	819,940
	Al Jouf Agricultural Development Co.	53,700	679,409
*	Al Jouf Cement Co.	280,969	739,783
	Al-Etihad Cooperative Insurance Co.	85,246	345,120
	AlJazira Takaful Ta’awuni Co.	178,099	666,011
*	Allianz Saudi Fransi Cooperative Insurance Co.	101,730	466,523
	Almarai Co. JSC	198,102	2,790,471
*	Alujain Corp.	129,117	1,295,218
*	Amlak International Finance Co.	11,911	39,294
	Arab National Bank	3,625,149	20,793,614
*	Arabia Insurance Cooperative Co.	26,804	89,389
	Arabian Cement Co.	265,493	1,799,200
	Arabian Drilling Co.	105,065	2,421,374
*	Arabian Shield Cooperative Insurance Co.	111,078	523,161
	Arriyadh Development Co.	126,402	1,156,348
*	ARTEX Industrial Investment Co.	26,094	92,875
*	Bank Al-Jazira	2,722,763	9,814,428
	Banque Saudi Fransi	4,659,686	22,824,715
*	Basic Chemical Industries Ltd.	60,464	455,659
	Bawan Co.	4,179	61,456
	City Cement Co.	341,124	1,842,425

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Dar Al Arkan Real Estate Development Co.	2,711,484	$15,835,203
	Eastern Province Cement Co.	222,019	1,989,637
*	Emaar Economic City	472,565	1,917,481
	Etihad Etisalat Co.	1,753,877	29,381,626
*	Herfy Food Services Co.	109,645	717,408
*	Jazan Development & Investment Co.	49,568	154,059
	L’Azurde Co. for Jewelry	32,894	115,745
*	Middle East Paper Co.	48,882	364,274
	Mobile Telecommunications Co. Saudi Arabia	2,234,960	7,605,935
*	Najran Cement Co.	377,013	851,074
*	National Agriculture Development Co.	173,260	1,028,258
	National Co. for Glass Industries	59,152	716,979
*	National Industrialization Co.	29,000	71,446
	Nayifat Finance Co.	157,133	536,811
	Northern Region Cement Co.	469,680	1,082,552
	Qassim Cement Co.	63,375	892,353
*	Rabigh Refining & Petrochemical Co.	908,274	1,724,602
	Riyad Bank	1,572,240	12,906,928
	Riyadh Cement Co.	93,079	842,010
	SABIC Agri-Nutrients Co.	25,291	666,231
	Sahara International Petrochemical Co.	1,645,301	8,340,114
	Saudi Awwal Bank	3,968,466	37,134,540
	Saudi Basic Industries Corp.	2,259,523	36,741,336
*	Saudi Ceramic Co.	236,498	1,776,493
	Saudi Industrial Investment Group	698,373	2,816,799
	Saudi Investment Bank	2,400,795	9,645,535
*	Saudi Kayan Petrochemical Co.	3,625,162	5,577,545
*	Saudi Marketing Co.	85,142	465,325
	Saudi National Bank	9,884,627	94,180,925
*	Saudi Public Transport Co.	56,954	249,725
	Saudi Telecom Co.	1,464,701	18,595,501
*	Savola Group	214,815	1,794,715

1140

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Scientific & Medical Equipment House Co.	4,594	$49,110
*	Seera Group Holding	887,394	5,792,920
*	Sinad Holding Co.	240,294	752,359
	Southern Province Cement Co.	15,372	127,312
	Sustained Infrastructure Holding Co.	261,072	2,066,025
	Tabuk Cement Co.	307,261	1,011,979
*	Umm Al-Qura Cement Co.	83,787	402,029
	United International Transportation Co.	45,715	900,907
	Yamama Cement Co.	671,025	6,511,068
	Yanbu Cement Co.	77,909	453,261
	Yanbu National Petrochemical Co.	923,269	7,871,597

TOTAL SAUDI ARABIA			394,578,394

SINGAPORE — (0.1%)
Ω	BOC Aviation Ltd.	545,500	4,088,181
	China XLX Fertiliser Ltd.	2,216,000	1,275,360

TOTAL SINGAPORE			5,363,541

SOUTH AFRICA — (3.0%)
#	Absa Group Ltd.	2,983,300	27,532,643
	Adcock Ingram Holdings Ltd.	30,875	81,517
	AECI Ltd.	561,692	3,099,594
#	African Rainbow Minerals Ltd.	405,930	3,403,514
	Alexander Forbes Group Holdings Ltd.	937,096	388,984
	Altron Ltd., Class A	134,145	146,750
#	Anglo American Platinum Ltd.	65,122	2,230,037
	Aspen Pharmacare Holdings Ltd.	1,160,338	7,619,358
	Astral Foods Ltd.	115,700	1,075,943
	Barloworld Ltd.	1,102,801	6,423,542
*	Blue Label Telecoms Ltd.	2,269,100	1,022,652
*	Brait PLC	14,028,455	1,618,367
	Caxton & CTP Publishers & Printers Ltd.	793,286	512,140
	DataTec Ltd.	3,901,607	12,143,381
#	Exxaro Resources Ltd.	883,630	7,234,150

		Shares	Value»
SOUTH AFRICA — (Continued)
	Foschini Group Ltd.	1,474,234	$10,271,281
	Grindrod Ltd.	420,422	262,358
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	116,229	1,849,203
	Hudaco Industries Ltd.	162,246	1,632,236
*	Impala Platinum Holdings Ltd.	2,612,012	15,533,962
	Investec Ltd.	23,070	143,982
*	KAP Ltd.	9,894,134	1,481,111
	Lewis Group Ltd.	676,660	2,487,202
	Life Healthcare Group Holdings Ltd.	3,292,384	2,593,769
	Merafe Resources Ltd.	5,997,152	361,513
*	Metair Investments Ltd.	887,092	354,220
	Momentum Group Ltd.	5,929,509	10,852,418
	Motus Holdings Ltd.	728,732	3,413,543
	Mpact Ltd.	1,695,962	2,463,916
	MTN Group Ltd.	5,997,139	39,690,954
	Naspers Ltd., Class N	89,283	23,476,262
	Nedbank Group Ltd.	1,685,979	23,027,732
	Netcare Ltd.	3,645,942	2,678,968
	Northam Platinum Holdings Ltd.	713,301	4,787,796
	Oceana Group Ltd.	278,320	880,435
	Old Mutual Ltd. (OMU SJ)	20,781,671	12,680,217
	Omnia Holdings Ltd.	1,095,565	4,037,415
Ω	Pepkor Holdings Ltd.	8,399,368	12,159,035
	PPC Ltd.	5,693,992	1,424,555
	Raubex Group Ltd.	1,291,192	3,063,503
	RCL Foods Ltd.	159,113	81,325
	Reunert Ltd.	681,642	2,269,491
	RFG Holdings Ltd.	23,326	23,393
	Sanlam Ltd.	129,881	591,354
	Sappi Ltd.	3,019,447	5,661,690
*	Sasol Ltd. (SOL SJ)	1,896,082	6,549,186
*	Sibanye Stillwater Ltd. (SBSW US), ADR	954,293	4,437,462
*	Sibanye Stillwater Ltd. (SSW SJ)	6,081,152	6,947,725
	Southern Sun Ltd.	336,200	149,379
	Standard Bank Group Ltd.	2,767,483	34,560,764
#	Super Group Ltd.	1,691,536	2,627,361
*	Telkom SA SOC Ltd.	1,386,319	2,936,548
#	Thungela Resources Ltd. (TGA SJ)	406,589	2,022,704
	Tsogo Sun Ltd.	47,126	20,939

1141

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Wilson Bayly Holmes-Ovcon Ltd.	119,082	$1,230,598
	Zeda Ltd.	999,044	562,011

TOTAL SOUTH AFRICA			326,812,088

SOUTH KOREA — (10.1%)
#	Advanced Process Systems Corp.	16,181	193,957
#	Aekyung Chemical Co. Ltd.	30,001	241,800
#	Ajin Industrial Co. Ltd.	125,293	260,130
#*	ALUKO Co. Ltd.	124,061	184,977
#	Amorepacific Holdings Corp.	56,717	917,513
*	Ananti, Inc.	13,399	63,763
	Asia Cement Co. Ltd.	83,810	648,475
	ASIA Holdings Co. Ltd.	4,148	761,251
#	Asia Paper Manufacturing Co. Ltd.	125,605	610,496
	BH Co. Ltd.	98,245	851,170
	BNK Financial Group, Inc.	867,778	6,325,258
	Bookook Securities Co. Ltd.	20,358	392,910
	BYC Co. Ltd.	7,520	149,902
#	Byucksan Corp.	165,597	284,873
	Cape Industries Ltd.	3,230	14,773
	Chongkundang Holdings Corp.	5,145	167,898
*	Chorokbaem Media Co. Ltd.	33,099	114,444
#	CJ CheilJedang Corp.	33,488	5,632,192
#	CJ Corp.	53,104	4,642,014
*	CJ ENM Co. Ltd.	36,562	1,590,260
	CJ Freshway Corp.	1,717	29,323
	CJ Logistics Corp.	29,674	1,731,064
	CR Holdings Co. Ltd.	109,029	400,151
	Cuckoo Holdings Co. Ltd.	5,600	95,729
	Cuckoo Homesys Co. Ltd.	5,966	95,589
#	Dae Won Kang Up Co. Ltd.	215,821	591,926
*††	Dae Yu Co. Ltd.	22,377	6,785
*	Daechang Co. Ltd.	57,943	53,438
	Daechang Forging Co. Ltd.	25,990	93,850
#	Daedong Corp.	57,366	415,153
	Daeduck Electronics Co. Ltd.	12,456	122,278

		Shares	Value»
SOUTH KOREA — (Continued)
	Daehan Flour Mill Co. Ltd.	4,385	$403,288
#	Daehan Steel Co. Ltd.	69,851	788,161
#	Daesang Corp.	86,274	1,450,084
#	Daesang Holdings Co. Ltd.	67,158	503,133
	Daewon San Up Co. Ltd.	27,984	151,576
#*	Daewoo Engineering & Construction Co. Ltd.	761,988	1,901,120
#	Daewoong Co. Ltd.	25,739	367,352
*	Dahaam E-Tec Co. Ltd.	3,535	0
	Daihan Pharmaceutical Co. Ltd.	14,428	267,940
	Daishin Securities Co. Ltd.	126,385	1,591,844
	Daol Investment & Securities Co. Ltd.	180,886	431,275
	Daou Data Corp.	31,609	263,299
	Daou Technology, Inc.	131,192	2,003,713
#	DB HiTek Co. Ltd.	24,678	667,123
	DB Insurance Co. Ltd.	140,428	9,047,117
	DB Securities Co. Ltd.	174,597	780,805
*	DE&T Co. Ltd.	1,787	7,189
	Deutsch Motors, Inc.	67,827	224,301
	DI Dong Il Corp.	20,754	603,767
#	DL E&C Co. Ltd.	125,814	3,845,446
#	DL Holdings Co. Ltd.	48,201	1,101,714
	DMS Co. Ltd.	73,474	327,183
#	DN Automotive Corp.	47,456	687,224
#	Dong-A Socio Holdings Co. Ltd.	10,839	787,660
	Dongbang Transport Logistics Co. Ltd.	46,239	77,492
	Dongkuk CM Co. Ltd.	97,951	433,582
#	Dongkuk Holdings Co. Ltd.	61,326	310,750
	Dongkuk Industries Co. Ltd.	47,920	125,960
	Dongkuk Steel Mill Co. Ltd.	177,472	1,144,835
	Dongsung Chemical Co. Ltd.	133,138	385,377
	Dongwha Pharm Co. Ltd.	67,438	298,021

1142

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwon Development Co. Ltd.	36,521	$59,936
	Dongwon F&B Co. Ltd.	17,854	462,919
#	Dongyang E&P, Inc.	28,974	409,755
	Doosan Bobcat, Inc.	233,044	8,012,175
	DoubleUGames Co. Ltd.	12,524	496,943
	DY Corp.	12,894	35,940
	DY POWER Corp.	23,114	190,034
	Easy Holdings Co. Ltd.	150,429	363,166
#	E-MART, Inc.	50,510	3,249,474
	ENF Technology Co. Ltd.	3,601	62,557
	Eugene Corp.	202,232	496,408
#	Eugene Investment & Securities Co. Ltd.	231,320	450,861
	Eusu Holdings Co. Ltd.	38,014	148,349
#	Fursys, Inc.	20,360	642,286
*	GAEASOFT	10,822	75,261
	Geumhwa PSC Co. Ltd.	976	18,065
	Golfzon Holdings Co. Ltd.	46,363	152,357
	Green Cross Holdings Corp.	7,456	73,389
	GS Engineering & Construction Corp.	15,729	202,195
#	GS Global Corp.	174,395	314,547
#	GS Holdings Corp. (078930 KS)	187,901	5,109,248
#*	GS P&L Co. Ltd.	28,396	422,539
#	GS Retail Co. Ltd.	119,721	1,245,954
	Gwangju Shinsegae Co. Ltd.	14,145	277,292
#	HAESUNG DS Co. Ltd.	11,259	182,998
	Hana Financial Group, Inc.	1,106,230	50,167,631
	Handsome Co. Ltd.	61,220	665,981
#	Hanil Cement Co. Ltd.	17,210	217,076
	Hanil Holdings Co. Ltd.	81,808	852,256
#	Hanjin Transportation Co. Ltd.	33,014	444,867
	Hankook Tire & Technology Co. Ltd.	271,458	7,884,720
	HanmiGlobal Co. Ltd.	7,443	84,033
*	Hanon Systems	195,030	488,730

		Shares	Value»
SOUTH KOREA — (Continued)
	Hansae Co. Ltd.	4,669	$36,664
	Hansol Paper Co. Ltd.	66,613	392,695
	Hansol Technics Co. Ltd.	112,732	378,686
	Hanwha Corp.	9,875	334,928
	Hanwha General Insurance Co. Ltd.	92,799	266,056
*	Hanwha Investment & Securities Co. Ltd.	340,239	822,810
*	Hanwha Life Insurance Co. Ltd.	803,657	1,499,118
#	Hanwha Solutions Corp.	291,337	6,125,088
#	Hanyang Eng Co. Ltd.	48,501	554,544
	Hanyang Securities Co. Ltd.	49,973	470,436
#	Harim Holdings Co. Ltd.	167,812	705,592
	HB SOLUTION Co. Ltd.	9,283	15,895
	HB Technology Co. Ltd.	63,513	87,244
	HD Hyundai Co. Ltd.	167,822	9,281,401
#	HD Hyundai Construction Equipment Co. Ltd.	64,362	3,064,884
#	HD Hyundai Infracore Co. Ltd.	491,160	2,853,334
	HDC Holdings Co. Ltd.	35,453	479,275
	HDC Hyundai Development Co-Engineering & Construction	143,625	2,512,978
#	HK inno N Corp.	12,042	341,426
	HL Holdings Corp.	21,712	559,038
#	HL Mando Co. Ltd.	101,520	2,663,745
#	HMM Co. Ltd.	685,585	8,823,773
	HS Hyosung Advanced Materials Corp.	408	51,028
*	HS Hyosung Corp.	1,431	41,150
	HS Industries Co. Ltd.	51,182	168,920
	Huons Global Co. Ltd.	6,382	224,832
	Husteel Co. Ltd.	18,439	62,191
#	Hwa Shin Co. Ltd.	52,661	291,971
	Hwangkum Steel & Technology Co. Ltd.	9,425	34,708

1143

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Hy-Lok Corp.	38,182	$775,195
	Hyosung Corp.	7,465	278,703
	Hyosung TNC Corp.	2,647	442,790
	Hyundai BNG Steel Co. Ltd.	19,621	168,405
#	HYUNDAI Corp.	27,560	440,343
	Hyundai Corp.
	Holdings, Inc.	1,798	13,815
#	Hyundai Department Store Co. Ltd.	55,318	2,323,761
#	Hyundai Engineering & Construction Co. Ltd.	203,254	5,956,492
	Hyundai Futurenet Co. Ltd.	68,828	139,168
	Hyundai GF Holdings	110,569	423,476
	Hyundai Glovis Co. Ltd.	128,009	10,263,994
	Hyundai Green Food	17,437	190,864
	Hyundai Home Shopping Network Corp.	12,707	433,913
#*	Hyundai Marine & Fire Insurance Co. Ltd.	224,373	3,510,763
#	Hyundai Mobis Co. Ltd.	132,622	24,894,290
	Hyundai Motor Co.	482,676	64,678,347
	Hyundai Motor Securities Co. Ltd.	123,254	566,603
	Hyundai Steel Co.	226,173	3,893,641
	Hyundai Wia Corp.	66,478	2,000,730
	Iljin Holdings Co. Ltd.	64,184	172,485
	Ilshin Spinning Co. Ltd.	52,768	321,154
	iM Financial Group Co. Ltd.	575,512	4,161,166
	iMarketKorea, Inc.	74,204	414,628
	Industrial Bank of Korea	1,010,596	10,906,767
	Innocean Worldwide, Inc.	55,615	712,801
#	INTOPS Co. Ltd.	41,391	469,190
#	IS Dongseo Co. Ltd.	57,136	728,906
*	Jahwa Electronics Co. Ltd.	17,215	144,286
#	JB Financial Group Co. Ltd.	503,610	6,050,895
	Jinsung T.E.C.	21,215	134,577
	Kangnam Jevisco Co. Ltd.	39,626	330,885
#	Kangwon Land, Inc.	203,625	2,324,407
#	KB Financial Group, Inc. (KB US), ADR	1,765,707	111,204,226
	KC Co. Ltd.	39,745	519,486

		Shares	Value»
SOUTH KOREA — (Continued)
#	KCC Corp.	16,239	$2,851,634
	KCC Glass Corp.	39,764	895,588
	KCTC	6,097	16,425
#	KG Chemical Corp.	82,908	232,230
	KG Dongbusteel	19,611	81,738
	KG Eco Solution Co. Ltd.	28,778	111,509
*	KG Mobility Co.	22,066	50,605
#	Kginicis Co. Ltd.	15,968	98,184
	KGMobilians Co. Ltd.	8,172	24,281
	KH Vatec Co. Ltd.	10,797	69,952
	Kia Corp.	1,095,769	69,639,700
	KISCO Corp.	58,802	351,560
	KISCO Holdings Co. Ltd.	32,652	479,077
	KISWIRE Ltd.	63,149	768,718
#	KIWOOM Securities Co. Ltd.	54,030	5,195,485
	Kolon Industries, Inc.	72,879	1,546,434
	Korea Alcohol Industrial Co. Ltd.	70,875	453,700
	Korea Asset In Trust Co. Ltd.	249,972	409,510
#*	Korea Circuit Co. Ltd.	43,138	307,818
#	Korea Electric Terminal Co. Ltd.	30,397	1,378,006
#	Korea Investment Holdings Co. Ltd.	146,899	8,576,706
#*	Korea Line Corp.	690,453	738,759
#	Korea Movenex Co. Ltd.	128,248	355,064
#	Korea Petrochemical Ind Co. Ltd.	12,030	711,211
	Korea Petroleum Industries Co.	2,038	18,557
#	Korea United Pharm, Inc.	17,495	240,575
	Korean Air Lines Co. Ltd.	585,473	8,631,538
	Korean Reinsurance Co.	771,847	4,393,648
	KPX Chemical Co. Ltd.	10,414	328,793
	KSS LINE Ltd.	69,726	439,525
	KT Skylife Co. Ltd.	78,348	244,358
*	Kumho HT, Inc.	69,550	31,050
	Kumho Petrochemical Co. Ltd.	37,207	3,113,161
*	Kumho Tire Co., Inc.	131,362	444,618
	Kumkang Kind Co. Ltd.	13,617	45,539
	Kwang Dong Pharmaceutical Co. Ltd.	57,242	220,735

1144

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Kyeryong Construction Industrial Co. Ltd.	29,553	$530,101
	Kyobo Securities Co. Ltd.	71,114	329,904
	Kyungbang Co. Ltd.	29,544	145,566
	KZ Precision Corp.	42,771	357,313
	LEADCORP, Inc.	20,798	58,033
	LF Corp.	63,478	664,150
	LG Chem Ltd.	122,341	18,542,036
	LG Corp.	216,383	10,132,981
#*	LG Display Co. Ltd. (LPL US), ADR	2,464,372	7,220,610
	LG Electronics, Inc.	430,226	21,595,444
#	LG H&H Co. Ltd.	14,106	3,342,295
*	LG HelloVision Co. Ltd.	109,778	203,406
#	LG Innotek Co. Ltd.	41,459	4,075,298
	LG Uplus Corp.	902,742	7,622,373
*	LOT Vacuum Co. Ltd.	4,203	25,877
#	Lotte Chemical Corp.	50,257	2,131,884
	Lotte Chilsung Beverage Co. Ltd.	12,708	980,645
#	Lotte Corp.	84,201	1,335,769
#	LOTTE Fine Chemical Co. Ltd.	67,718	1,654,145
*	Lotte Non-Life Insurance Co. Ltd.	47,349	57,373
	Lotte Rental Co. Ltd.	19,379	400,499
#	Lotte Shopping Co. Ltd.	22,832	1,083,451
#	Lotte Wellfood Co. Ltd.	8,689	724,141
#	LS Corp.	64,845	6,007,324
*	LVMC Holdings	202,202	248,388
#	LX Hausys Ltd.	21,605	438,375
#	LX Holdings Corp.	157,121	723,742
#	LX International Corp.	133,176	2,483,827
#	LX Semicon Co. Ltd.	4,778	181,850
	Maeil Dairies Co. Ltd.	5,683	147,374
	Mcnex Co. Ltd.	4,275	72,027
	MegaStudy Co. Ltd.	26,278	197,118
	MegaStudyEdu Co. Ltd.	1,069	36,057
	Mgame Corp.	3,740	13,354
	Mi Chang Oil Industrial Co. Ltd.	4,014	291,369
*	Mirae Asset Life Insurance Co. Ltd.	233,900	893,678
#	Mirae Asset Securities Co. Ltd.	869,520	7,227,730
#	Misto Holdings Corp.	61,688	1,604,145
	MK Electron Co. Ltd.	78,264	417,086
*	MONAYONGPYONG	3,678	11,462
	Moorim P&P Co. Ltd.	7,993	16,689
	Motonic Corp.	25,287	170,438

		Shares	Value»
SOUTH KOREA — (Continued)
*	MS Autotech Co. Ltd.	14,275	$23,407
	Myoung Shin Industrial Co. Ltd.	12,426	73,040
#	Namyang Dairy Products Co. Ltd.	16,012	857,111
	Nature Holdings Co. Ltd.	15,603	110,336
	NAVER Corp.	75,359	10,603,432
	Neowiz Holdings Corp.	11,651	172,165
#Ω	Netmarble Corp.	52,184	1,641,497
	New Power Plasma Co. Ltd.	5,830	18,997
	Nexen Corp.	87,964	291,557
	Nexen Tire Corp.	121,165	460,244
#	Nexteel Co. Ltd.	12,200	107,647
	NH Investment & Securities Co. Ltd.	507,699	5,488,678
	NHN Corp.	44,798	698,910
	NICE Holdings Co. Ltd.	15,181	120,180
	Nice Information & Telecommunication, Inc.	9,253	120,969
	Nong Shim Holdings Co. Ltd.	9,894	467,091
#	NongShim Co. Ltd.	9,518	2,697,438
	NOROO Paint & Coatings Co. Ltd.	43,552	254,448
#	NOVAREX Co. Ltd.	28,605	205,440
	NPC	66,175	190,976
#	OCI Co. Ltd.	20,061	778,035
#	OCI Holdings Co. Ltd.	56,461	2,571,392
#	Orion Holdings Corp.	92,889	1,196,663
#*	Osung Advanced Materials Co. Ltd.	291,296	288,180
#	Otoki Corp.	4,520	1,273,074
	Pan Ocean Co. Ltd.	868,292	2,043,133
#	Paradise Co. Ltd.	134,677	1,173,268
	Partron Co. Ltd.	146,485	707,796
	PHA Co. Ltd.	35,955	250,359
	Poongsan Corp.	88,816	3,708,338
#	Poongsan Holdings Corp.	42,592	858,819
	POSCO Holdings, Inc. (005490 KS)	58,373	10,667,829
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	637,470	29,024,009
#	POSCO Steeleon Co. Ltd.	4,200	111,439
	Protec Co. Ltd.	937	15,804
*	RFTech Co. Ltd.	24,267	63,489

1145

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Sajo Industries Co. Ltd.	1,771	$45,092
#	Sajodaerim Corp.	10,562	282,718
#	Sam Young Electronics Co. Ltd.	31,048	232,572
	SAMHWA Paints Industrial Co. Ltd.	40,166	169,526
	Samick Musical Instruments Co. Ltd.	134,228	113,494
	Samji Electronics Co. Ltd.	15,508	114,305
#	Sammok S-Form Co. Ltd.	26,629	393,966
#	SAMPYO Cement Co. Ltd.	125,487	277,486
#	Samsung C&T Corp.	181,852	15,650,071
	Samsung Card Co. Ltd. (029780 KS)	89,930	2,655,845
	Samsung Electronics Co. Ltd. (005930 KS)	4,455,693	173,850,156
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	3,079	2,998,141
	Samsung Engineering Co. Ltd.	44,475	601,362
	Samsung Life Insurance Co. Ltd.	194,140	11,787,716
#	Samsung SDI Co. Ltd.	100,996	12,506,393
	Samsung SDS Co. Ltd.	1,316	118,594
#	Samsung Securities Co. Ltd.	218,225	7,999,377
#	SAMT Co. Ltd.	161,525	308,018
	Samyang Corp.	7,912	266,306
#	Samyang Holdings Corp.	21,200	917,562
	Samyang Tongsang Co. Ltd.	4,562	148,588
	SeAH Besteel Holdings Corp.	58,805	740,186
	SeAH Holdings Corp.	4,354	281,906
#	SeAH Steel Corp.	5,976	743,927
#	SeAH Steel Holdings Corp.	8,469	1,339,358
	Sebang Co. Ltd.	49,883	400,476
#	Sebang Global Battery Co. Ltd.	30,660	1,485,736
	Sejong Industrial Co. Ltd.	19,312	57,185
	Sekonix Co. Ltd.	2,843	10,690

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Seoul Semiconductor Co. Ltd.	54,412	$254,749
	Seoyon Co. Ltd.	47,040	246,041
#	Seoyon E-Hwa Co. Ltd.	77,705	644,223
	SFA Engineering Corp.	7,150	102,096
#	SGC Energy Co. Ltd.	22,681	371,814
	Shin Heung Energy & Electronics Co. Ltd.	23,272	69,399
	Shindaeyang Paper Co. Ltd.	32,100	193,054
#	Shinhan Financial Group Co. Ltd. (055550 KS)	666,029	24,070,260
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	957,704	34,458,189
	Shinsegae Information & Communication Co. Ltd.	5,325	46,589
#	Shinsegae International, Inc.	52,189	360,279
	Shinsegae, Inc.	27,858	3,088,681
*	Shinyoung Securities Co. Ltd.	13,850	867,424
	Silla Co. Ltd.	23,707	153,469
#	SIMPAC, Inc.	108,795	311,375
	Sindoh Co. Ltd.	8,968	271,587
	SK Chemicals Co. Ltd.	1,762	49,314
	SK Discovery Co. Ltd.	54,122	1,583,951
*	SK Eternix Co. Ltd.	9,412	112,675
	SK Gas Ltd.	6,891	1,161,147
*Ω	SK IE Technology Co. Ltd.	8,752	137,878
#	SK Innovation Co. Ltd.	48,018	3,189,410
	SK Networks Co. Ltd.	455,894	1,353,948
	SK Securities Co. Ltd.	607,995	206,678
	SK, Inc.	87,974	8,187,812
#	SL Corp.	64,890	1,498,597
#	SNT Holdings Co. Ltd.	35,428	826,900
	SNT Motiv Co. Ltd.	85,650	1,662,356
#	S-Oil Corp.	117,577	4,294,599
#	Songwon Industrial Co. Ltd.	44,818	360,205
	Soulbrain Holdings Co. Ltd.	19,504	428,059
	Spigen Korea Co. Ltd.	5,048	93,663

1146

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Suheung Co. Ltd.	741	$7,456
#	Sungshin Cement Co. Ltd.	71,955	465,792
#	Sungwoo Hitech Co. Ltd.	282,716	1,108,118
	Sunjin Co. Ltd.	6,558	27,067
*	Suprema, Inc.	8,830	201,487
	Tae Kyung Industrial Co. Ltd.	64,197	222,562
#	Taekwang Industrial Co. Ltd.	1,467	781,300
*	Taewoong Co. Ltd.	46,269	489,281
	TKG Huchems Co. Ltd.	14,556	164,594
*	Tongyang Life Insurance Co. Ltd.	162,023	696,615
*	Top Engineering Co. Ltd.	26,046	76,658
	TS Corp.	230,626	551,797
#	TYM Corp.	53,228	168,117
#	Unid Co. Ltd.	15,727	971,699
	Union Semiconductor Equipment & Materials Co. Ltd.	7,338	30,576
	Unitrontech Co. Ltd.	20,359	84,025
	Value Added Technology Co. Ltd.	7,811	111,533
	Vitzro Tech Co. Ltd.	2,997	16,445
	Webzen, Inc.	14,666	142,251
	Whanin Pharmaceutical Co. Ltd.	32,254	266,070
	WiSoL Co. Ltd.	69,313	333,778
#*	Wonik Holdings Co. Ltd.	57,549	167,657
#	Wonik Materials Co. Ltd.	21,064	299,270
	Woojin, Inc.	5,560	31,512
*	Wooree Bio Co. Ltd.	12,551	20,021
#	Woori Financial Group, Inc. (316140 KS)	2,136,473	26,604,544
#	Y G-1 Co. Ltd.	61,716	253,458
	Y-entec Co. Ltd.	9,938	45,303
#	Young Poong Corp.	20,270	529,452
#	Youngone Corp.	114,742	3,826,106
	Youngone Holdings Co. Ltd.	26,845	1,807,126
	Yuanta Securities Korea Co. Ltd.	337,492	702,532
#	YuHwa Securities Co. Ltd.	100,570	171,471

		Shares	Value»
SOUTH KOREA — (Continued)
	Zinus, Inc.	15,082	$185,015

TOTAL SOUTH KOREA			1,111,697,546

TAIWAN — (18.6%)
	Abico Avy Co. Ltd.	563,364	553,607
#	Ability Enterprise Co. Ltd.	770,330	1,122,748
#	AcBel Polytech, Inc.	2,825,000	2,276,252
#	Acer, Inc.	9,361,109	10,229,115
#*	ACES Electronic Co. Ltd.	564,778	851,523
*	Acon Holding, Inc.	173,000	49,567
#	Acter Group Corp. Ltd.	138,000	1,737,177
#	Action Electronics Co. Ltd.	599,000	286,770
	Actron Technology Corp.	21,000	84,180
	ADATA Technology Co. Ltd.	757,757	1,982,171
	Advanced Analog Technology, Inc.	17,000	26,635
	Advanced Ceramic X Corp.	18,000	68,540
	Advanced International Multitech Co. Ltd.	535,000	1,137,744
*	Advanced Optoelectronic Technology, Inc.	269,000	134,620
	Advanced Power Electronics Corp.	67,000	155,285
#	Advanced Wireless Semiconductor Co.	37,000	87,977
#	Advancetek Enterprise Co. Ltd.	720,000	1,622,839
	AGV Products Corp.	1,976,211	692,828
	Airtac International Group	46,000	1,263,446
*	ALI Corp.	73,200	61,230
	Allied Circuit Co. Ltd.	11,863	43,199
	Allied Supreme Corp.	16,000	121,790
#	Alltek Technology Corp.	585,120	705,232
#	Alpha Networks, Inc.	1,072,086	925,068
#	Altek Corp.	1,819,080	2,074,284
	Amazing Microelectronic Corp.	18,000	41,964
#	Ambassador Hotel	1,232,000	1,732,340
	AMPACS Corp.	38,000	39,005
	Ampire Co. Ltd.	59,000	55,487

1147

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	AMPOC Far-East Co. Ltd.	299,000	$820,672
#	AmTRAN Technology Co. Ltd.	2,594,483	1,162,984
#	Anji Technology Co. Ltd.	147,000	135,416
	Anpec Electronics Corp.	22,000	103,909
#	Apacer Technology, Inc.	522,210	751,404
	APAQ Technology Co. Ltd.	29,000	90,279
	APCB, Inc.	382,000	173,919
#	Apex Biotechnology Corp.	309,000	304,111
#*	Apex International Co. Ltd.	662,683	479,118
	Apex Science & Engineering	369,633	129,359
	ARBOR Technology Corp.	39,000	55,878
	Arcadyan Technology Corp.	625,000	4,624,987
#	Ardentec Corp.	2,214,058	5,164,698
	Argosy Research, Inc.	150,000	681,176
	ASE Technology Holding Co. Ltd.	13,730,000	58,506,250
	Asia Cement Corp.	7,757,589	10,926,914
	Asia Electronic Material Co. Ltd.	180,000	113,062
	Asia Metal Industries, Inc.	16,000	30,611
#	Asia Optical Co., Inc.	626,000	2,660,872
#	Asia Polymer Corp.	2,200,530	872,303
#	Asia Tech Image, Inc.	115,000	347,560
	ASolid Technology Co. Ltd.	12,000	20,813
	ASROCK, Inc.	23,000	126,641
	Asustek Computer, Inc.	2,160,000	39,499,688
	ATE Energy International Co. Ltd.	134,000	98,313
	Aten International Co. Ltd.	7,000	14,999
#	Audix Corp.	399,332	750,083
	AUO Corp. (AUOTY US), ADR	3,015,829	15,109,303
#	Avalue Technology, Inc.	166,000	508,882
	AVer Information, Inc.	60,000	67,756
	Avermedia Technologies	109,600	132,200

		Shares	Value»
TAIWAN — (Continued)
#	Axiomtek Co. Ltd.	284,000	$911,936
#	Azurewave Technologies, Inc.	221,000	316,799
#	Bank of Kaohsiung Co. Ltd.	4,066,331	1,510,071
	Basso Industry Corp.	434,000	505,548
#	BenQ Materials Corp.	663,000	493,327
#	BES Engineering Corp.	7,377,443	2,436,593
#	Bin Chuan Enterprise Co. Ltd.	239,000	364,614
*	Biostar Microtech International Corp.	710,055	418,349
	Bioteque Corp.	39,000	154,309
	Bizlink Holding, Inc.	557,000	9,428,999
#	Bright Led Electronics Corp.	479,000	273,402
	Brightek Optoelectronic Co. Ltd.	56,000	78,857
	Brighton-Best International Taiwan, Inc.	192,000	200,273
	Brillian Network & Automation Integrated System Co. Ltd.	10,000	57,349
	Calitech Co. Ltd.	36,000	70,089
*	Cameo Communications, Inc.	623,712	172,689
	Capital Futures Corp.	97,766	148,310
#	Capital Securities Corp.	7,557,158	6,148,491
*	Career Technology MFG. Co. Ltd.	808,423	296,045
	Carnival Industrial Corp.	303,007	74,955
	Castles Technology Co. Ltd.	24,000	51,930
	Caswell, Inc.	86,000	241,639
	Catcher Technology Co. Ltd.	1,815,000	12,355,099
#	Cathay Chemical Works	272,000	461,293
	Cathay Financial Holding Co. Ltd.	26,941,201	49,639,418
	Cathay Real Estate Development Co. Ltd.	2,926,694	1,769,310
	Cayman Engley Industrial Co. Ltd.	97,000	94,444

1148

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	CCP Contact Probes Co. Ltd.	80,334	$69,514
#*	Celxpert Energy Corp.	334,304	301,692
	Cenra, Inc.	621,632	674,258
	Center Laboratories, Inc.	379,214	423,817
#	Central Reinsurance Co. Ltd.	1,172,148	963,005
#	Century Iron & Steel Industrial Co. Ltd.	267,000	1,471,380
	Chailease Holding Co. Ltd.	4,443,156	15,986,899
#	Chain Chon Industrial Co. Ltd.	648,419	272,534
#*	ChainQui Construction Development Co. Ltd.	571,393	255,832
	Chaintech Technology Corp.	15,000	16,668
#*	Champion Building Materials Co. Ltd.	1,207,445	417,756
	Chang Hwa Commercial Bank Ltd.	17,026,332	9,708,784
	Chang Wah Electromaterials, Inc.	384,000	516,939
	Chang Wah Technology Co. Ltd.	34,000	38,335
#	Channel Well Technology Co. Ltd.	466,000	1,057,395
	Charoen Pokphand Enterprise	287,600	900,006
#	CHC Healthcare Group	551,000	745,541
	CHC Resources Corp.	52,000	117,019
	Chen Full International Co. Ltd.	303,000	454,349
#	Cheng Loong Corp.	4,390,659	2,399,358
#*	Cheng Mei Materials Technology Corp.	822,880	332,656
	Cheng Shin Rubber Industry Co. Ltd.	7,199,000	11,118,961
#	Cheng Uei Precision Industry Co. Ltd.	2,023,635	3,101,409
	Chenming Electronic Technology Corp.	189,000	525,401
#	Chia Chang Co. Ltd.	635,000	771,983

		Shares	Value»
TAIWAN — (Continued)
	Chia Hsin Cement Corp.	2,597,114	$1,205,549
	Chicony Electronics Co. Ltd.	809,000	3,898,050
#	Chicony Power Technology Co. Ltd.	201,000	672,697
	Chien Kuo Construction Co. Ltd.	712,637	636,067
	Chien Shing Harbour Service Co. Ltd.	24,496	36,931
	China Airlines Ltd.	13,804,353	9,093,770
#	China Bills Finance Corp.	3,423,000	1,595,407
	China Container Terminal Corp.	239,000	214,808
	China Ecotek Corp.	53,000	91,803
#	China Electric Manufacturing Corp.	1,039,432	442,865
#	China General Plastics Corp.	693,585	241,415
#	China Glaze Co. Ltd.	385,799	194,839
#*	China Man-Made Fiber Corp.	6,645,014	1,320,024
#	China Metal Products	1,365,969	1,132,334
#	China Motor Corp.	1,050,099	2,355,187
#*	China Petrochemical Development Corp.	11,392,068	2,560,806
#	China Steel Chemical Corp.	205,000	586,015
#	China Steel Corp.	36,383,320	23,528,840
	China Steel Structure Co. Ltd.	7,000	9,592
#	China Wire & Cable Co. Ltd.	444,600	469,363
	Chinese Maritime Transport Ltd.	357,270	452,626
	Ching Feng Home Fashions Co. Ltd.	126,752	97,342
#	Chin-Poon Industrial Co. Ltd.	1,992,815	2,016,501
	Chipbond Technology Corp.	2,427,000	4,825,664
#	ChipMOS Technologies, Inc. (8150 TT)	2,725,085	2,254,404
	ChipMOS Technologies, Inc. (IMOS US), ADR	21,756	359,188
#	Chlitina Holding Ltd.	111,000	395,679

1149

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chong Hong Construction Co. Ltd.	559,000	$1,531,455
	Chun YU Works & Co. Ltd.	848,750	555,430
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,321,570
	Chung Hwa Chemical Industrial Works Ltd.	80,000	57,603
#*	Chung Hwa Pulp Corp.	1,942,353	776,377
*††	Chung Shing Textile Co.	600	0
	Chung-Hsin Electric & Machinery Manufacturing Corp.	20,000	79,803
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	52,000	47,450
	Chunghwa Precision Test Tech Co. Ltd.	11,000	251,015
	Chyang Sheng Texing Co. Ltd.	167,000	118,517
	CKM Applied Materials Corp.	30,000	30,405
#	Cleanaway Co. Ltd. (8422 TT)	98,000	556,482
	Clevo Co.	1,452,000	2,175,965
#	CMC Magnetics Corp.	2,844,019	706,560
#	Collins Co. Ltd.	658,224	315,613
	Compal Electronics, Inc.	16,744,332	14,428,130
#	Compeq Manufacturing Co. Ltd.	4,826,000	8,470,768
	Complex Micro Interconnection Co. Ltd.	33,000	42,354
#	Compucase Enterprise	236,000	485,043
#	Concord International Securities Co. Ltd.	166,399	66,834
#	Concord Securities Co. Ltd.	2,533,313	924,554
#	Continental Holdings Corp.	2,142,540	1,631,813
#	Contrel Technology Co. Ltd.	611,000	725,569
#	Coremax Corp.	182,000	256,620
#	Coretronic Corp.	1,548,800	3,048,327

		Shares	Value»
TAIWAN — (Continued)
#	Co-Tech Development Corp.	643,000	$959,695
	Coxon Precise Industrial Co. Ltd.	395,000	187,637
#	Creative Sensor, Inc.	89,000	127,498
	Cryomax Cooling System Corp.	44,926	42,401
	CTBC Financial Holding Co. Ltd.	65,154,073	80,285,407
	CTCI Corp.	2,004,000	1,723,172
#	CviLux Corp.	249,000	364,905
#	Cyberlink Corp.	141,000	437,271
	CyberPower Systems, Inc.	76,000	670,936
#*	CyberTAN Technology, Inc.	799,000	565,613
#	DA CIN Construction Co. Ltd.	1,306,063	2,295,617
	Da-Li Development Co. Ltd.	769,945	1,117,240
	Darfon Electronics Corp.	768,000	912,749
#	Darwin Precisions Corp.	1,637,635	585,810
	De Licacy Industrial Co. Ltd.	166,880	74,993
	Delpha Construction Co. Ltd.	76,000	78,803
	Depo Auto Parts Ind Co. Ltd.	538,000	3,070,057
	DFI, Inc.	34,000	66,554
	Dimerco Express Corp.	367,000	845,091
#	D-Link Corp.	2,729,068	1,402,966
	Donpon Precision, Inc.	176,000	157,670
	Drewloong Precision, Inc.	39,000	213,625
*	Dyaco International, Inc.	20,000	14,788
#	Dynamic Holding Co. Ltd.	1,062,873	1,432,329
#	Dynapack International Technology Corp.	750,000	4,078,397
	E.Sun Financial Holding Co. Ltd.	28,573,812	25,344,304
#	Eastech Holding Ltd.	153,000	495,046
*	Eastern Media International Corp.	801,000	409,917
	Edison Opto Corp.	392,250	243,341
	Edom Technology Co. Ltd.	988,350	757,870

1150

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	E-Lead Electronic Co. Ltd.	27,000	$40,877
#	Elitegroup Computer Systems Co. Ltd.	1,662,395	806,491
#	Emerging Display Technologies Corp.	407,000	305,913
††	ENG Electric Co. Ltd.	11,999	51
	Ennoconn Corp.	411,599	3,461,752
#	Ennostar, Inc.	2,409,210	2,724,118
	EnTie Commercial Bank Co. Ltd.	2,417,232	989,277
*	Epileds Technologies, Inc.	313,000	223,050
#	Eson Precision Ind Co. Ltd.	435,000	613,252
	Eternal Materials Co. Ltd.	2,505,487	2,008,281
	Eurocharm Holdings Co. Ltd.	24,000	116,254
	Eva Airways Corp.	11,359,355	13,644,056
*	Everest Textile Co. Ltd.	1,630,813	345,061
#	Evergreen Aviation Technologies Corp.	225,000	733,561
	Evergreen International Storage & Transport Corp.	2,619,000	2,370,671
#	Evergreen Marine Corp. Taiwan Ltd.	3,931,658	25,473,128
	EVERGREEN Steel Corp.	729,000	1,884,083
#	Everlight Chemical Industrial Corp.	1,148,950	605,516
#	Everlight Electronics Co. Ltd.	2,218,000	5,319,915
#	Evertop Wire Cable Corp.	545,000	412,169
	Excel Cell Electronic Co. Ltd.	37,000	21,270
#	Excellence Opto, Inc.	297,000	189,836
	Excelsior Medical Co. Ltd.	602,348	1,642,504
	Far Eastern Department Stores Ltd.	4,119,445	3,023,816
#	Far Eastern International Bank	12,605,463	5,075,228
	Far Eastern New Century Corp.	13,226,528	13,610,709
	Far EasTone Telecommunications Co. Ltd.	1,687,397	4,524,853

		Shares	Value»
TAIWAN — (Continued)
#	Farglory F T Z Investment Holding Co. Ltd.	443,780	$476,700
#	Farglory Land Development Co. Ltd.	1,375,264	2,567,804
#	Feedback Technology Corp.	150,127	504,918
	Feng Hsin Steel Co. Ltd.	244,000	459,037
	First Financial Holding Co. Ltd.	30,334,123	24,155,287
	First Hotel	1,014,857	420,971
#	First Insurance Co. Ltd.	1,400,064	1,292,416
#*	First Steamship Co. Ltd.	3,177,042	612,700
#	FIT Holding Co. Ltd.	615,150	904,399
	Fitipower Integrated Technology, Inc.	391,550	2,687,847
#	FLEXium Interconnect, Inc.	1,251,000	1,986,498
#	Flytech Technology Co. Ltd.	196,000	696,701
#	FocalTech Systems Co. Ltd.	323,000	628,313
	Forcecon Tech Co. Ltd.	138,833	481,259
#*	Forest Water Environment Engineering Co. Ltd.	150,052	140,869
#	Formosa Advanced Technologies Co. Ltd.	992,000	824,929
#	Formosa Chemicals & Fibre Corp.	7,606,000	5,943,747
#	Formosa Laboratories, Inc.	538,478	1,017,933
	Formosa Oilseed Processing Co. Ltd.	37,000	34,301
	Formosa Optical Technology Co. Ltd.	20,000	87,091
#	Formosa Petrochemical Corp.	2,453,000	2,685,412
#	Formosa Plastics Corp.	9,421,000	10,037,447
#	Formosa Sumco Technology Corp.	130,000	324,469
#	Formosa Taffeta Co. Ltd.	3,132,511	1,623,782

1151

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Formosan Rubber Group, Inc.	1,162,761	$909,568
	Formosan Union Chemical	1,809,843	981,678
	Founding Construction & Development Co. Ltd.	1,012,418	555,606
	Foxconn Technology Co. Ltd.	2,812,142	5,234,217
	Foxsemicon Integrated Technology, Inc.	291,000	2,493,865
#	Franbo Lines Corp.	600,392	375,404
	Froch Enterprise Co. Ltd.	1,037,734	489,143
#	FSP Technology, Inc .	810,292	1,367,317
	Fu Chun Shin Machinery Manufacture Co. Ltd.	248,097	128,460
	Fu Hua Innovation Co. Ltd.	1,348,085	1,585,495
	Fubon Financial Holding Co. Ltd.	24,829,733	65,809,473
#	Fulgent Sun International Holding Co. Ltd.	517,623	1,649,354
	Fullerton Technology Co. Ltd.	416,200	322,841
#*	Fulltech Fiber Glass Corp.	1,326,833	1,134,856
	Fusheng Precision Co. Ltd.	123,000	1,372,029
#	Fwusow Industry Co. Ltd.	1,328,429	588,044
#	G Shank Enterprise Co. Ltd.	821,107	1,876,452
#	Gamania Digital Entertainment Co. Ltd.	499,000	1,145,840
#	Gemtek Technology Corp.	1,877,962	1,670,413
*	General Interface Solution GIS Holding Ltd.	996,000	1,461,384
	Generalplus Technology, Inc.	237,000	308,692
#	Genius Electronic Optical Co. Ltd.	313,000	3,676,373
	Getac Holdings Corp.	990,065	3,331,550
#	Giant Manufacturing Co. Ltd.	802,000	3,273,946

		Shares	Value»
TAIWAN — (Continued)
#	Giantplus Technology Co. Ltd.	1,764,100	$731,425
#	Gigabyte Technology Co. Ltd.	697,287	5,033,726
#	Global Brands Manufacture Ltd.	1,520,154	2,895,874
	Global Lighting Technologies, Inc.	167,000	234,867
#	Global Mixed Mode Technology, Inc.	104,000	721,555
	Global PMX Co. Ltd.	62,000	178,511
	Global View Co. Ltd.	28,000	37,717
#	Globalwafers Co. Ltd.	522,000	5,037,850
	Globe Union Industrial Corp.	957,126	326,640
#	Gloria Material Technology Corp.	2,025,116	2,795,496
#	GMI Technology, Inc.	60,221	100,482
#	Golden Long Teng Development Co. Ltd.	93,000	82,831
	Goldsun Building Materials Co. Ltd.	4,517,171	5,548,859
	Good Will Instrument Co. Ltd.	269,746	353,695
	Gordon Auto Body Parts	497,000	530,346
#	Gourmet Master Co. Ltd.	347,000	993,616
	Grand Fortune Securities Co. Ltd.	1,110,929	427,517
#*	Grand Pacific Petrochemical	5,603,018	2,065,181
	Grape King Bio Ltd.	259,000	1,103,052
#	Great China Metal Industry	842,000	604,350
	Great Wall Enterprise Co. Ltd.	2,781,236	5,204,566
	Greatek Electronics, Inc.	793,000	1,363,592
	Group Up Industrial Co. Ltd.	4,000	22,705
	GTM Holdings Corp.	622,900	620,836
*	Hai Kwang Enterprise Corp.	22,000	10,264
	Hannstar Board Corp.	1,500,048	2,228,076
#*	HannStar Display Corp.	4,952,435	1,097,287
*	HannsTouch Holdings Co.	1,962,001	431,548
#	Hanpin Electron Co. Ltd.	334,000	489,085
#	Harvatek Corp.	770,553	395,082
	Heran Co. Ltd.	10,000	26,597

1152

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hey Song Corp.	1,745,500	$2,135,024
	Hi-Clearance, Inc.	4,296	19,190
	Highlight Tech Corp.	43,600	61,931
*	High-Tek Harness Enterprise Co. Ltd.	179,000	22,163
	Highwealth Construction Corp.	4,205,960	5,375,708
	Hi-Lai Foods Co. Ltd.	25,000	114,801
	HIM International Music, Inc.	4,000	12,150
	Hiroca Holdings Ltd.	217,000	163,637
	Hitron Technology, Inc.	179,000	121,642
#	Hiwin Technologies Corp.	633,000	4,369,497
#	Hiyes International Co. Ltd.	24,651	92,311
#	Ho Tung Chemical Corp.	4,467,475	1,175,314
#	Hocheng Corp.	1,185,066	661,195
#	Holdings-Key Electric Wire & Cable Co. Ltd.	371,699	448,588
	Holiday Entertainment Co. Ltd.	23,000	55,255
#	Holy Stone Enterprise Co. Ltd.	396,800	1,038,229
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	41,159,192	183,376,412
#	Hong Ho Precision Textile Co. Ltd.	74,000	60,163
#	Hong Pu Real Estate Development Co. Ltd.	1,038,655	965,201
#	Hong TAI Electric Industrial	1,300,000	1,253,836
	Hong YI Fiber Industry Co.	607,000	236,094
#	Horizon Securities Co. Ltd.	833,820	268,843
#	Hota Industrial Manufacturing Co. Ltd.	672,000	1,337,470
#	Hotai Finance Co. Ltd.	126,000	267,785
#	Hsin Kuang Steel Co. Ltd.	937,000	1,265,037
#	Hsing TA Cement Co.	862,614	452,400
*	HTC Corp.	23,000	27,842
#	Hu Lane Associate, Inc.	329,025	1,562,086

		Shares	Value»
TAIWAN — (Continued)
	HUA ENG Wire & Cable Co. Ltd.	85,000	$65,495
	Hua Jung Components Co. Ltd.	114,000	47,766
	Hua Nan Financial Holdings Co. Ltd.	23,462,628	19,866,219
	Hua Yu Lien Development Co. Ltd.	70,000	261,651
	Huaku Development Co. Ltd.	991,100	3,233,123
#	Huang Hsiang Construction Corp.	335,000	540,811
	Hung Ching Development & Construction Co. Ltd.	857,468	784,554
#	Hung Sheng Construction Ltd.	1,724,269	1,230,318
#	Huxen Corp.	173,281	272,281
	Hwa Fong Rubber Industrial Co. Ltd.	455,000	247,810
#	Hwacom Systems, Inc.	513,000	343,564
#	IBF Financial Holdings Co. Ltd.	13,384,140	5,068,160
#	Ichia Technologies, Inc.	1,160,260	1,334,917
#	IEI Integration Corp.	500,200	1,319,042
#	Infortrend Technology, Inc.	1,013,000	785,775
	Info-Tek Corp.	77,000	74,318
	Innodisk Corp.	18,000	131,251
	Innolux Corp.	21,657,431	9,274,993
#	Inpaq Technology Co. Ltd.	359,930	771,995
#	Integrated Service Technology, Inc.	285,570	906,867
*	IntelliEPI, Inc.	5,000	15,075
	Interactive Digital Technologies, Inc.	40,000	99,369
#*	International CSRC Investment Holdings Co.	3,248,166	1,079,646
#	Inventec Corp.	7,953,277	10,159,120
#	Iron Force Industrial Co. Ltd.	200,420	602,461
#	ITE Technology, Inc.	357,479	1,454,246
#	ITEQ Corp.	711,000	1,427,854
#	Jarllytec Co. Ltd.	109,000	420,421
#	Jean Co. Ltd.	692,428	507,423

1153

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Jetway Information Co. Ltd.	52,500	$73,979
	Jia Wei Lifestyle, Inc.	117,000	183,313
#	Jiin Yeeh Ding Enterprise Co. Ltd.	193,000	388,064
#	Johnson Health Tech Co. Ltd.	60,000	323,752
	Joinsoon Electronics Manufacturing Co. Ltd.	93,921	37,158
#	K Laser Technology, Inc.	785,601	417,751
#	Kaimei Electronic Corp.	387,400	684,506
	Kaulin Manufacturing Co. Ltd.	477,656	191,358
#	Kedge Construction Co. Ltd.	184,850	455,836
#	KEE TAI Properties Co. Ltd.	551,780	218,791
	Kenda Rubber Industrial Co. Ltd.	1,416,409	1,044,821
	Kent Industrial Co. Ltd.	18,000	14,066
	Kerry TJ Logistics Co. Ltd.	206,000	228,598
	KGI Financial Holding Co. Ltd.	53,691,205	27,848,320
#	KHGEARS International Ltd.	105,000	497,402
#	Kindom Development Co. Ltd.	1,887,000	3,010,150
#	King Chou Marine Technology Co. Ltd.	301,100	417,565
#	King Polytechnic Engineering Co. Ltd.	122,100	178,932
	King Yuan Electronics Co. Ltd.	3,390,805	9,221,018
#	King’s Town Bank Co. Ltd.	3,766,012	5,701,667
#*	King’s Town Construction Co. Ltd.	410,380	609,502
	Kingstate Electronics Corp.	23,000	27,208
#	Kinko Optical Co. Ltd.	666,756	516,749
#	Kinpo Electronics	5,886,375	3,675,935
	Kinsus Interconnect Technology Corp.	1,359,000	3,210,286
	KMC Kuei Meng International, Inc.	105,000	317,834

		Shares	Value»
TAIWAN — (Continued)
	Ko Ja Cayman Co. Ltd.	95,000	$116,219
#	KS Terminals, Inc.	404,000	697,709
	Kuang Hong Arts Management, Inc.	8,000	22,595
	Kuen Ling Machinery Refrigerating Co. Ltd.	8,000	11,428
	Kung Long Batteries Industrial Co. Ltd.	100,000	445,901
#*	Kung Sing Engineering Corp.	2,299,875	881,059
#	Kuo Toong International Co. Ltd.	772,808	1,336,717
	Kuo Yang Construction Co. Ltd.	49,000	30,566
#	Kwong Fong Industries Corp.	481,649	185,959
	Kwong Lung Enterprise Co. Ltd.	314,000	511,168
	L&K Engineering Co. Ltd.	426,303	3,150,871
#	La Kaffa International Co. Ltd.	11,000	31,852
*	LAN FA Textile	985,713	358,191
#	Lanner Electronics, Inc.	363,000	993,137
	Largan Precision Co. Ltd. (3008 TT)	329,000	23,454,952
#	Laser Tek Taiwan Co. Ltd.	129,000	173,191
#	Laster Tech Corp. Ltd.	402,172	360,215
#*	Lealea Enterprise Co. Ltd.	3,801,898	885,125
#	LEE CHI Enterprises Co. Ltd.	891,900	312,070
#	Lelon Electronics Corp.	395,000	893,636
	Lemtech Holdings Co. Ltd.	119,000	331,843
	Leo Systems, Inc.	80,000	77,314
*	Leofoo Development Co. Ltd.	148,000	79,688
#*	Li Peng Enterprise Co. Ltd.	2,274,381	443,558
	Lida Holdings Ltd.	153,680	97,620
#	Lien Hwa Industrial Holdings Corp.	2,071,942	2,839,476
#	Lingsen Precision Industries Ltd.	1,924,480	848,350

1154

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Lion Travel Service Co. Ltd.	32,000	$136,919
	Lite-On Technology Corp.	6,635,738	20,067,976
	Liton Technology Corp.	92,000	97,895
#*	Long Bon International Co. Ltd.	855,880	459,080
#	Long Da Construction & Development Corp.	563,000	616,354
#*	Longchen Paper & Packaging Co. Ltd.	4,098,859	1,169,717
#	Longwell Co.	670,000	1,604,633
	Lotus Pharmaceutical Co. Ltd.	372,000	2,562,860
	Loyalty Founder Enterprise Co. Ltd.	78,000	80,504
#	Lucky Cement Corp.	775,000	335,065
#	Lumax International Corp. Ltd.	189,000	562,754
*	Lung Yen Life Service Corp.	171,000	363,525
	Lungteh Shipbuilding Co. Ltd.	13,000	40,756
#	Macauto Industrial Co. Ltd.	109,000	173,763
	Macnica Galaxy, Inc.	9,000	27,638
#	Macronix International Co. Ltd.	9,388,605	5,835,221
*	Magnate Technology Co. Ltd.	17,000	26,136
	Man Zai Industrial Co. Ltd.	114,800	122,737
#	Marketech International Corp.	137,000	688,769
	Materials Analysis Technology, Inc.	29,000	141,323
#	Mayer Steel Pipe Corp.	716,947	640,307
#	Maywufa Co. Ltd.	182,070	125,596
#	Mega Financial Holding Co. Ltd.	20,891,717	24,741,651
	Megaforce Co. Ltd.	152,000	130,908
#	Mercuries & Associates Holding Ltd.	2,348,771	1,003,448
*	Mercuries Life Insurance Co. Ltd.	4,507,987	779,155
#	Merida Industry Co. Ltd.	597,000	2,476,162
	Merry Electronics Co. Ltd.	958,245	3,393,033

		Shares	Value»
TAIWAN — (Continued)
#	METAAGE Corp.	221,000	$353,096
	Micro-Star International Co. Ltd.	1,386,000	6,061,773
#	Mildef Crete, Inc.	142,000	442,705
#	MIN AIK Technology Co. Ltd.	273,600	219,378
	Mitac Holdings Corp.	2,557,682	4,259,599
	Motech Industries, Inc.	877,000	515,374
#	MSSCORPS Co. Ltd.	135,019	526,697
	Nak Sealing Technologies Corp.	83,000	301,784
#	Namchow Holdings Co. Ltd.	449,000	661,004
	Nan Kang Rubber Tire Co. Ltd.	130,000	158,902
	Nan Liu Enterprise Co. Ltd.	9,000	15,892
	Nan Pao Resins Chemical Co. Ltd.	140,000	1,491,577
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	761,739	281,546
#	Nan Ya Plastics Corp.	12,752,000	12,220,347
#	Nan Ya Printed Circuit Board Corp.	744,000	2,297,756
	Nang Kuang Pharmaceutical Co. Ltd.	171,000	195,836
	Nantex Industry Co. Ltd.	376,000	314,853
#*	Nanya Technology Corp.	3,299,000	3,724,722
	National Aerospace Fasteners Corp.	84,000	248,628
	Netronix, Inc.	25,000	88,125
*	New Asia Construction & Development Corp.	375,000	216,855
#	Nichidenbo Corp.	380,000	767,069
	Nien Hsing Textile Co. Ltd.	470,061	269,918
#	Niko Semiconductor Co. Ltd.	162,473	202,274
#	Nishoku Technology, Inc.	201,000	863,933
	Nova Technology Corp.	16,000	85,072
	Nuvoton Technology Corp.	214,000	459,889
	O-Bank Co. Ltd.	3,349,604	996,201

1155

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ocean Plastics Co. Ltd.	125,000	$135,823
	Optimax Technology Corp.	241,000	239,930
	Orient Semiconductor Electronics Ltd.	1,115,670	1,122,664
	Oriental Union Chemical Corp.	411,000	175,020
	O-TA Precision Industry Co. Ltd.	6,000	12,423
#	Pacific Construction Co.	1,552,452	495,714
#*	Paiho Shih Holdings Corp.	271,843	184,106
#	Pan German Universal Motors Ltd.	59,000	524,979
#	Pan Jit International, Inc.	1,024,100	1,423,429
#	Pan-International Industrial Corp.	2,067,444	2,445,325
	Parade Technologies Ltd.	167,000	2,822,770
	Parpro Corp.	28,000	37,625
#*	PChome Online, Inc.	441,061	516,569
#	PCL Technologies, Inc.	154,000	457,860
	Pegatron Corp.	9,262,998	23,535,171
	Pegavision Corp.	78,000	850,944
*	Phihong Technology Co. Ltd.	562,000	453,191
#	Phison Electronics Corp.	463,000	6,473,964
	Phoenix Silicon International Corp.	257,000	1,050,224
	Phoenix Tours International, Inc.	47,000	86,707
#	Pixart Imaging, Inc.	326,000	2,188,425
	Plastron Precision Co. Ltd.	76,156	38,716
*	Plotech Co. Ltd.	169,000	49,019
	Podak Co. Ltd.	44,000	56,589
#	Posiflex Technology, Inc.	66,000	534,632
	Pou Chen Corp.	8,873,550	9,137,698
#*	Powerchip Semiconductor Manufacturing Corp.	8,218,000	3,633,072
#	Powertech Technology, Inc.	2,533,000	8,607,179
	President Securities Corp.	4,203,263	3,098,313

		Shares	Value»
TAIWAN — (Continued)
	Primax Electronics Ltd.	1,899,000	$4,436,814
#	Prince Housing & Development Corp.	4,969,018	1,416,673
#	Promate Electronic Co. Ltd.	368,000	817,130
#	Prosperity Dielectrics Co. Ltd.	241,000	267,177
#	Qisda Corp.	5,564,171	4,661,066
#	QST International Corp.	191,713	322,555
#	Qualipoly Chemical Corp.	290,593	495,361
	Quang Viet Enterprise Co. Ltd.	33,000	86,815
	Quanta Storage, Inc.	583,000	1,478,213
	Quaser Machine Tools, Inc.	11,000	25,888
#*	Quintain Steel Co. Ltd.	1,403,247	436,233
	Radiant Opto-Electronics Corp.	1,869,000	8,682,009
#	Radium Life Tech Co. Ltd.	2,795,543	1,103,349
	Raydium Semiconductor Corp.	148,000	1,505,030
#	Rechi Precision Co. Ltd.	1,336,000	1,242,530
	Rexon Industrial Corp. Ltd.	357,000	356,239
#	Rich Development Co. Ltd.	2,606,175	733,777
*	RiTdisplay Corp.	15,000	16,076
*	Ritek Corp.	2,666,449	888,737
	Roundtop Machinery Industries Co. Ltd.	22,000	22,061
	RoyalTek Co. Ltd.	16,000	22,263
	Ruentex Development Co. Ltd.	3,752,900	3,863,022
	Ruentex Industries Ltd.	2,067,385	3,552,889
	Run Long Construction Co. Ltd.	602,000	608,779
#	Sampo Corp.	1,886,340	1,501,555
	San Fang Chemical Industry Co. Ltd.	116,000	142,638
	San Fu Chemical Co. Ltd.	17,000	54,978
	Sanitar Co. Ltd.	9,000	12,774

1156

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sanyang Motor Co. Ltd.	1,677,624	$3,635,278
#	Savior Lifetec Corp.	426,000	256,907
	ScinoPharm Taiwan Ltd.	237,000	139,241
	SDI Corp.	178,000	399,024
#	Sea Sonic Electronics Co. Ltd.	71,000	140,697
	Senao International Co. Ltd.	33,000	32,749
	Senao Networks, Inc.	4,000	22,071
	Sensortek Technology Corp.	15,000	84,933
#	Sercomm Corp.	686,000	2,248,264
	Sesoda Corp.	787,279	818,362
#	Shanghai Commercial & Savings Bank Ltd.	8,042,566	11,860,116
	Shan-Loong Transportation Co. Ltd.	306,000	149,063
	Sharehope Medicine Co. Ltd.	258,278	223,088
#	Sheng Yu Steel Co. Ltd.	611,000	457,816
#	ShenMao Technology, Inc.	273,000	499,518
	Shieh Yih Machinery Industry Co. Ltd.	169,000	149,453
#	Shih Her Technologies, Inc.	260,000	806,304
#*	Shih Wei Navigation Co. Ltd.	1,486,271	751,718
	Shihlin Electric & Engineering Corp.	440,000	1,972,718
*	Shin Foong Specialty & Applied Materials Co. Ltd.	14,000	18,438
#*	Shin Kong Financial Holding Co. Ltd.	45,403,811	16,754,669
	Shin Ruenn Development Co. Ltd.	74,050	145,005
#	Shin Zu Shing Co. Ltd.	522,517	3,048,377
*	Shining Building Business Co. Ltd.	1,040,368	345,476
	Shinkong Insurance Co. Ltd.	763,412	2,549,417
	Shinkong Synthetic Fibers Corp.	6,366,754	2,489,349
	Shiny Chemical Industrial Co. Ltd.	5,000	20,827

		Shares	Value»
TAIWAN — (Continued)
#	Shuttle, Inc.	1,357,015	$714,550
	Sigurd Microelectronics Corp.	2,351,231	5,328,070
	Simplo Technology Co. Ltd.	365,000	3,995,232
	Sincere Navigation Corp.	1,825,242	1,325,113
	Sinher Technology, Inc.	269,000	217,205
#	Sinmag Equipment Corp.	27,000	124,828
	Sino-American Silicon Products, Inc.	895,000	3,102,650
#	Sinon Corp.	1,847,877	2,318,042
	SinoPac Financial Holdings Co. Ltd.	43,396,809	28,998,723
	Sinopower Semiconductor, Inc.	46,000	131,752
#	Sinphar Pharmaceutical Co. Ltd.	345,840	343,728
	Sinyi Realty, Inc.	242,000	211,385
#	Sirtec International Co. Ltd.	337,200	305,589
	Sitronix Technology Corp.	241,000	1,596,966
#	Siward Crystal Technology Co. Ltd.	740,875	485,896
#	Soft-World International Corp.	131,000	409,779
#	Solar Applied Materials Technology Corp.	1,709,000	2,822,339
#	Solteam, Inc.	187,742	283,609
#	Song Shang Electronics Co. Ltd.	186,000	154,236
	Southeast Cement Co. Ltd.	901,700	520,810
#	Speed Tech Corp.	374,000	482,866
	Spirox Corp.	63,563	98,984
#	Sports Gear Co. Ltd.	85,000	308,915
#	St. Shine Optical Co. Ltd.	161,000	866,996
#	Standard Chemical & Pharmaceutical Co. Ltd.	405,000	738,905
#	Standard Foods Corp.	284,000	299,657
#*	Starlux Airlines Co. Ltd.	182,000	138,076
#	S-Tech Corp.	402,926	365,594

1157

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sumeeko Industries Co. Ltd.	56,000	$143,892
	Sun Max Tech Ltd.	100,000	145,897
#*	Sun Yad Construction Co. Ltd.	210,095	96,177
	Sunflex Tech Co. Ltd.	1,848	1,329
*	Sunko INK Co. Ltd.	104,000	38,814
	Sunny Friend Environmental Technology Co. Ltd.	40,000	98,389
	Sunonwealth Electric Machine Industry Co. Ltd.	147,000	398,632
	Sunplus Innovation Technology, Inc.	6,000	23,998
#*	Sunplus Technology Co. Ltd.	591,000	396,705
	Sunrex Technology Corp.	565,108	930,107
#	Sunspring Metal Corp.	459,569	379,726
	Superalloy Industrial Co. Ltd.	24,000	46,639
	Superior Plating Technology Co. Ltd.	15,000	25,311
#	Supreme Electronics Co. Ltd.	2,166,507	3,452,672
#	Swancor Holding Co. Ltd.	186,000	431,368
#	Sweeten Real Estate Development Co. Ltd.	968,670	944,778
#	Symtek Automation Asia Co. Ltd.	54,158	262,723
#	Syncmold Enterprise Corp.	451,000	1,125,264
	Synmosa Biopharma Corp.	590,143	596,272
	Synnex Technology International Corp.	4,674,550	10,370,658
	Syn-Tech Chem & Pharm Co. Ltd.	11,000	32,073
	Syscom Computer Engineering Co.	41,000	81,775
	Sysgration	34,000	39,017
#	Systex Corp.	402,000	1,519,048
#	T3EX Global Holdings Corp.	472,000	1,044,329
	TA Chen Stainless Pipe	4,882,392	6,417,198

		Shares	Value»
TAIWAN — (Continued)
#	Ta Ya Electric Wire & Cable	2,266,350	$2,539,551
#	Tah Hsin Industrial Corp.	324,701	666,018
	TA-I Technology Co. Ltd.	235,500	344,360
#*	Tai Tung Communication Co. Ltd.	559,077	367,019
	Taichung Commercial Bank Co. Ltd.	26,830,456	16,640,249
	TaiDoc Technology Corp.	218,000	913,539
#	Taiflex Scientific Co. Ltd.	965,397	1,348,927
#	Taimide Tech, Inc.	199,000	316,418
#	Tainan Enterprises Co. Ltd.	487,183	457,756
	Tainan Spinning Co. Ltd.	5,726,485	2,156,476
	Tai-Saw Technology Co. Ltd.	205,000	126,478
#	Taishin Financial Holding Co. Ltd.	42,186,456	22,045,359
#*	Taisun Enterprise Co. Ltd.	555,000	358,910
#	Taita Chemical Co. Ltd.	607,394	228,968
#	TAI-TECH Advanced Electronics Co. Ltd.	222,000	660,276
	Taiwan Business Bank	25,958,628	11,496,763
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	330,931
	Taiwan Cogeneration Corp.	259,000	330,948
	Taiwan Cooperative Financial Holding Co. Ltd.	23,549,317	17,986,241
	Taiwan Fertilizer Co. Ltd.	2,433,000	3,902,589
#	Taiwan Fire & Marine Insurance Co. Ltd.	1,290,000	1,386,060
#	Taiwan FU Hsing Industrial Co. Ltd.	693,000	1,028,311
#*	Taiwan Glass Industry Corp.	4,278,982	1,883,115
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,138,704	5,510,966

1158

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	813,160	$810,837
††	Taiwan Land Development Corp.	4,185,322	65,758
	Taiwan Line Tek Electronic	18,000	12,023
#	Taiwan Mask Corp.	227,000	221,711
#	Taiwan Navigation Co. Ltd.	1,063,000	919,567
	Taiwan Paiho Ltd.	1,060,000	1,936,610
#	Taiwan PCB Techvest Co. Ltd.	1,418,946	1,335,086
	Taiwan Sakura Corp.	64,000	176,602
#	Taiwan Semiconductor Co. Ltd.	753,000	1,095,581
	Taiwan Shin Kong Security Co. Ltd.	371,390	475,398
	Taiwan Steel Union Co. Ltd.	8,000	25,928
#	Taiwan Surface Mounting Technology Corp.	1,330,991	4,265,037
	Taiwan Takisawa Technology Co. Ltd.	22,000	36,602
#*	Taiwan TEA Corp.	2,019,092	1,035,484
#	Taiwan Union Technology Corp.	652,000	2,781,245
	Taiwan-Asia Semiconductor Corp.	335,000	228,201
#	Taiyen Biotech Co. Ltd.	582,217	572,483
#*	Tatung Co. Ltd.	4,799,000	6,102,659
	TCC Group Holdings Co. Ltd.	18,560,110	17,248,054
	TCI Co. Ltd.	250,000	1,162,426
#	Te Chang Construction Co. Ltd.	170,260	304,882
#	Teco Electric & Machinery Co. Ltd.	5,004,725	7,669,761
	Tera Autotech Corp.	61,863	44,031
#	Test Research, Inc.	399,000	1,337,372
#	Test Rite International Co. Ltd.	1,078,266	687,333
	Thermaltake Technology Co. Ltd.	183,000	158,518
#	Thinking Electronic Industrial Co. Ltd.	218,000	872,470

		Shares	Value»
TAIWAN — (Continued)
#	Thye Ming Industrial Co. Ltd.	301,600	$676,358
	Ton Yi Industrial Corp.	3,835,600	2,171,915
#	Tong Hsing Electronic Industries Ltd.	741,480	2,457,621
	Tong Yang Industry Co. Ltd.	1,874,000	7,710,964
#	Tong-Tai Machine & Tool Co. Ltd.	738,447	577,474
	Top Union Electronics Corp.	207,673	211,895
	Topco Scientific Co. Ltd.	183,000	1,405,742
	Topco Technologies Corp.	18,000	36,396
#	Topkey Corp.	227,000	1,289,094
#	Topoint Technology Co. Ltd.	663,459	557,823
#*	TPK Holding Co. Ltd.	1,366,000	1,314,108
#	Transcend Information, Inc.	249,000	782,666
#	Tripod Technology Corp.	1,506,000	8,695,245
	Tsann Kuen Enterprise Co. Ltd.	119,182	99,272
#	TSC Auto ID Technology Co. Ltd.	43,199	250,245
	TSEC Corp.	42,000	20,583
	TSRC Corp.	1,013,000	593,965
	TTY Biopharm Co. Ltd.	78,000	188,226
	Tung Ho Steel Enterprise Corp.	2,802,593	5,659,818
	Tung Ho Textile Co. Ltd.	23,000	13,575
#	Tung Thih Electronic Co. Ltd.	188,800	393,999
#	TURVO International Co. Ltd.	143,000	780,112
#	TXC Corp.	1,114,000	3,094,566
#	TYC Brother Industrial Co. Ltd.	866,723	1,312,089
	Tycoons Group Enterprise	1,440,515	369,036
#	Tyntek Corp.	1,446,097	721,150
	TZE Shin International Co. Ltd.	48,000	30,030
#	Ubright Optronics Corp.	62,000	157,929
#	UDE Corp.	353,000	904,519

1159

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	U-Ming Marine Transport Corp.	1,886,000	$3,097,451
#	Unic Technology Corp.	245,000	225,410
#	Unimicron Technology Corp.	4,502,000	13,281,194
	Union Bank of Taiwan	12,111,154	6,302,438
*	Union Insurance Co. Ltd.	79,000	71,539
	Uni-President Enterprises Corp.	2,046,000	4,916,872
	Unitech Computer Co. Ltd.	477,739	575,255
#*	Unitech Printed Circuit Board Corp.	3,464,400	2,623,461
#	United Microelectronics Corp. (2303 TT)	42,425,681	59,533,862
	United Orthopedic Corp.	321,000	897,216
	United Radiant Technology	20,000	13,732
*††	Unity Opto Technology Co. Ltd.	2,993,000	0
	Univacco Technology, Inc.	83,000	127,767
#	Universal Cement Corp.	2,324,539	2,034,775
#	UPC Technology Corp.	3,623,598	944,140
	UPI Semiconductor Corp.	46,000	264,440
	Userjoy Technology Co. Ltd.	39,900	117,354
#	USI Corp.	4,178,827	1,335,453
*	Usun Technology Co. Ltd.	79,100	94,584
#	Utechzone Co. Ltd.	118,000	343,197
#	UVAT Technology Co. Ltd.	66,000	154,521
#	Vanguard International Semiconductor Corp.	1,835,201	5,180,793
	Ve Wong Corp.	912,806	1,088,624
#	Ventec International Group Co. Ltd.	189,000	401,782
	Viking Tech Corp.	196,000	193,303
	Visco Vision, Inc.	2,000	10,295
	Vizionfocus, Inc.	3,000	18,870
#	Wafer Works Corp.	1,751,616	1,103,667
#	Waffer Technology Corp.	89,000	139,277

		Shares	Value»
TAIWAN — (Continued)
#	Wah Hong Industrial Corp.	359,516	$373,230
	Wah Lee Industrial Corp.	862,100	2,566,453
#	Walsin Lihwa Corp.	8,467,971	5,485,604
#	Walsin Technology Corp.	1,207,000	2,965,426
#	Walton Advanced Engineering, Inc.	1,262,853	486,016
#	Wan Hai Lines Ltd.	2,350,000	6,108,054
*	We&Win Diversification Co. Ltd.	37,000	25,569
	WEI Chih Steel Industrial Co. Ltd.	16,000	9,153
#	Wei Chuan Foods Corp.	646,000	328,523
#	Weikeng Industrial Co. Ltd.	2,081,490	2,135,944
#	Well Shin Technology Co. Ltd.	450,080	821,374
	WELLELL, Inc.	61,000	42,063
*	Wha Yu Industrial Co. Ltd.	189,000	88,733
#*	Win Semiconductors Corp.	1,392,000	3,946,894
#*	Winbond Electronics Corp.	13,313,422	6,599,460
	Winmate, Inc.	31,000	132,461
#	Winstek Semiconductor Co. Ltd.	207,000	584,990
*††	Wintek Corp.	20,783,484	0
#	Wisdom Marine Lines Co. Ltd.	1,764,364	3,337,725
#	Wistron Corp.	8,316,343	26,685,113
	Wistron NeWeb Corp.	982,474	3,874,631
#	WITS Corp.	118,659	371,207
#	Wonderful Hi-Tech Co. Ltd.	504,000	576,534
#	WPG Holdings Ltd.	5,323,284	11,277,822
	WT Microelectronics Co. Ltd.	2,255,104	8,260,607
#	WUS Printed Circuit Co. Ltd.	483,668	585,527
#	Xxentria Technology Materials Corp.	397,906	631,953
	Ya Horng Electronic Co. Ltd.	22,000	40,833
	Yageo Corp.	1,496,631	21,458,973
#	Yang Ming Marine Transport Corp.	5,775,000	12,338,157
#	YC INOX Co. Ltd.	2,009,894	1,337,769

1160

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	YCC Parts Manufacturing Co. Ltd.	30,000	$49,484
#	Yea Shin International Development Co. Ltd.	971,745	1,034,305
#	Yem Chio Co. Ltd.	2,519,746	1,271,242
	Yen Sun Technology Corp.	58,000	76,255
*	Yeong Guan Energy Technology Group Co. Ltd.	198,509	182,148
	YFC-Boneagle Electric Co. Ltd.	20,449	14,077
#	YFY, Inc.	4,660,847	3,805,947
#	Yi Jinn Industrial Co. Ltd.	1,197,149	637,763
#	Yieh Phui Enterprise Co. Ltd.	3,961,862	1,959,820
#	Young Fast Optoelectronics Co. Ltd.	413,000	652,234
#	Youngtek Electronics Corp.	596,047	1,151,223
	Yuanta Financial Holding Co. Ltd.	40,542,073	39,721,515
	Yuen Foong Yu Consumer Products Co. Ltd.	24,000	30,983
	Yulon Finance Corp.	107,000	361,501
#	Yulon Motor Co. Ltd.	2,522,350	3,106,586
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	505,783
#	YungShin Global Holding Corp.	641,000	1,314,676
	Yusin Holding Corp.	13,643	46,364
#	Zeng Hsing Industrial Co. Ltd.	220,358	686,110
	Zenitron Corp.	940,000	935,023
#	Zero One Technology Co. Ltd.	428,391	1,685,711
#	Zhen Ding Technology Holding Ltd.	3,471,000	10,633,100
#*	Zig Sheng Industrial Co. Ltd.	1,656,352	496,913
*	Zinwell Corp.	567,000	209,739
#	Zippy Technology Corp.	267,000	444,313
#	Zyxel Group Corp.	1,338,793	1,260,119

TOTAL TAIWAN			2,046,186,059

		Shares	Value»
THAILAND — (1.4%)
	AAPICO Hitech PCL (AH/F TB)	810,847	$291,279
	AAPICO Hitech PCL (AH-R TB), NVDR	85,550	30,732
*	Absolute Clean Energy PCL	333,200	13,266
	AP Thailand PCL	10,762,130	2,577,370
	Asset World Corp. PCL	4,923,200	324,234
	Bangchak Corp. PCL	4,774,400	5,109,558
	Bangkok Bank PCL (BBLF TB)	3,293,353	13,802,407
	Bangkok Bank PCL (BBLR TB), NVDR	259,600	1,087,981
	Bangkok Commercial Asset Management PCL	6,061,854	1,152,306
	Bangkok Land PCL	49,165,786	603,442
	Bangkok Life Assurance PCL, NVDR	325,500	163,700
	Banpu PCL	23,148,133	2,979,703
#	Berli Jucker PCL	3,756,900	2,676,672
*	Beyond Securities PCL	1,695,300	19,285
	BKI Holdings PCL	153,028	1,291,839
	Charoen Pokphand Foods PCL	16,224,800	12,871,043
	CP Axtra PCL	778,968	588,802
*	Demco PCL	411,700	20,089
*	Energy Absolute PCL	5,218,400	340,551
#	GFPT PCL	2,125,200	642,554
	Global Green Chemicals PCL	30,900	4,200
	Hana Microelectronics PCL	783,400	452,616
	ICC International PCL	2,596,398	2,623,213
#	Indorama Ventures PCL	1,710,622	972,963
	IRPC PCL	25,397,800	661,460
*	Italian-Thai Development PCL	5,342,190	44,778
	Kasikornbank PCL (KBANKF TB)	176,800	844,173
	Kasikornbank PCL (KBANKR TB), NVDR	843,501	4,027,493
	Khon Kaen Sugar Industry PCL	7,579,607	344,889
#	Kiatnakin Phatra Bank PCL	657,713	984,453
	Krung Thai Bank PCL	9,614,300	6,274,263
	Lalin Property PCL	204,200	30,564

1161

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	LH Financial Group PCL	6,930,046	$161,815
	LPN Development PCL	4,563,602	275,961
	Northeast Rubber PCL	1,917,288	235,320
	Origin Property PCL	2,311,065	136,291
#	Polyplex Thailand PCL	1,641,925	535,758
	Precious Shipping PCL	3,490,750	616,537
	Property Perfect PCL	40,331,535	132,809
	Pruksa Holding PCL	2,674,200	384,259
	PTT Exploration & Production PCL	2,695,300	8,028,210
#	PTT Global Chemical PCL	5,871,741	3,040,896
	PTT PCL	44,568,100	41,359,410
	Quality Houses PCL	18,839,347	845,952
#	Regional Container Lines PCL	1,324,800	908,185
	Rojana Industrial Park PCL	3,265,173	571,808
	S Hotels & Resorts PCL	3,855,440	196,206
	Saha Pathana Inter-Holding PCL	2,248,100	4,290,267
	Saha Pathanapibul PCL	1,052,533	1,866,864
	Saha-Union PCL	1,568,500	1,349,929
	Sansiri PCL	61,118,766	2,543,185
#	SC Asset Corp. PCL	7,544,653	523,981
	SCB X PCL	599,100	2,134,198
#	SCG Packaging PCL	2,564,200	1,082,330
#	SCGJWD Logistics PCL	63,200	14,946
	Siam Cement PCL	1,158,100	5,546,954
	Siamgas & Petrochemicals PCL	444,700	92,521
*	Singer Thailand PCL	411,800	79,512
	Somboon Advance Technology PCL	1,029,700	357,567
	SPCG PCL	2,021,300	478,020
#	Sri Trang Agro-Industry PCL	3,081,858	1,245,475
#	Sri Trang Gloves Thailand PCL	2,534,048	523,423
	Srithai Superware PCL	4,327,500	143,797
	Star Petroleum Refining PCL	450,987	73,578
#*	Stecon Group PCL	2,688,278	591,494
*	STP & I PCL	2,638,600	197,470

		Shares	Value»
THAILAND — (Continued)
#	Supalai PCL	4,655,400	$2,201,925
*	Super Energy Corp. PCL	72,819,209	305,185
	Susco PCL	519,500	42,611
	Thai Oil PCL	4,620,474	3,699,975
	Thai Stanley Electric PCL (STANLY/F TB), Class F	170,100	1,110,067
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	19,100	124,646
	Thai Union Group PCL	304,600	98,479
	Thai Wacoal PCL	69,100	46,749
	Thanachart Capital PCL	821,700	1,174,560
#	Thoresen Thai Agencies PCL	6,496,976	801,303
#	TMBThanachart Bank PCL	64,204,896	3,517,287
#	TPI Polene PCL	34,479,840	970,245
	TPI Polene Power PCL	10,180,362	639,987
	WHA Corp. PCL	446,600	40,375

TOTAL THAILAND			159,190,200

TURKEY — (0.7%)
*	Adese Alisveris Merkezleri Ticaret AS	3,829,694	241,313
*	Akenerji Elektrik Uretim AS	902,789	207,782
	Aksa Enerji Uretim AS	665,800	539,475
#	Alarko Holding AS	530,795	1,272,222
	Albaraka Turk Katilim Bankasi AS	7,145,965	1,120,465
*	Arcelik AS	153,515	454,959
*	Arsan Tekstil Ticaret ve Sanayi AS	66,836	36,201
	Aygaz AS	117,172	389,928
*	Bera Holding AS	3,270,794	1,238,028
	Bursa Cimento Fabrikasi AS	1,724,302	343,720
	Cemtas Celik Makina Sanayi Ve Ticaret AS	591,332	261,130
	Deva Holding AS	150,820	222,486
#	Dogan Sirketler Grubu Holding AS	4,404,435	1,789,244
#	Dogus Otomotiv Servis ve Ticaret AS	334,310	1,702,312

1162

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Eczacibasi Yatirim Holding Ortakligi AS	43,111	$194,460
	EGE Gubre Sanayii AS	28,886	49,515
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	671,424	767,255
#	Enka Insaat ve Sanayi AS	3,836,286	6,400,428
#	Eregli Demir ve Celik Fabrikalari TAS	11,233,625	6,596,592
*	Esenboga Elektrik Uretim AS	194,870	208,915
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	47,783	479,470
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	714,146	322,218
*	GSD Holding AS	4,856,724	530,703
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	386,028	389,086
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	3,791,187	2,301,483
*	Kayseri Seker Fabrikasi AS	38,333	17,112
*	Kerevitas Gida Sanayi ve Ticaret AS	1,009,337	423,853
	Kervan Gida Sanayi Ve Ticaret AS	1,513,978	79,155
#	KOC Holding AS	3,263,642	11,750,539
*	Kordsa Teknik Tekstil AS	264,141	378,830
*	NET Holding AS	755,594	721,306
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	1,079,719	135,769
#*	Petkim Petrokimya Holding AS	2,147,938	905,248
*	Polisan Holding AS	214,103	85,765
	Sekerbank Turk AS	6,201,648	837,368
	Sok Marketler Ticaret AS	225,864	221,556
*	TAV Havalimanlari Holding AS	91,491	544,610

		Shares	Value»
TURKEY — (Continued)
#*	Tekfen Holding AS	737,361	$2,626,479
*	Tukas Gida Sanayi ve Ticaret AS	5,959,583	370,584
*	Turk Hava Yollari AO	2,687,716	19,942,643
*	Turk Telekomunikasyon AS	473,101	646,296
	Turkcell Iletisim Hizmetleri AS	1,298,907	3,046,653
#	Turkiye Petrol Rafinerileri AS	1,425,471	4,633,246
*	Turkiye Sinai Kalkinma Bankasi AS	772,256	210,672
#	Turkiye Sise ve Cam Fabrikalari AS	3,489,383	3,117,598
#*	Turkiye Vakiflar Bankasi TAO, Class D	4,059,017	2,197,900
	Vestel Beyaz Esya Sanayi ve Ticaret AS	671,156	202,761
#*	Vestel Elektronik Sanayi ve Ticaret AS	707,481	745,794
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	417,018	252,039

TOTAL TURKEY			82,153,166

UNITED ARAB EMIRATES — (1.6%)
	Abu Dhabi Commercial Bank PJSC	9,756,685	30,917,449
	Abu Dhabi National Hotels	5,062,514	717,755
*	Abu Dhabi Ports Co. PJSC	1,245,243	1,347,770
	Agility Global PLC	7,841,050	2,622,367
	Agthia Group PJSC	246,390	303,331
*	AL Seer Marine Supplies & Equipment Co. LLC	126,500	100,732
	Amanat Holdings PJSC	3,417,475	1,004,384
*	Amlak Finance PJSC	3,015,156	691,746
*	Aramex PJSC	68,460	51,847
	Dana Gas PJSC	22,682,615	4,601,223
	Deyaar Development PJSC	5,729,570	1,439,302
	Dubai Investments PJSC	8,431,617	5,333,753

1163

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Emaar Development PJSC	509,379	$1,856,291
	Emaar Properties PJSC	25,466,960	90,999,857
	Emirates NBD Bank PJSC	4,113,220	23,019,546
*	EMSTEEL Building Materials PJSC	2,919,486	923,037
	First Abu Dhabi Bank PJSC	113,568	464,676
*	Ghitha Holding PJSC	65,853	320,261
*	Manazel PJSC	269,653	25,915
*	Modon Holding PSC	412,678	343,206
*	Multiply Group PJSC	11,363,563	6,676,446
*	RAK Properties PJSC	5,992,122	2,075,440
	Ras Al Khaimah Ceramics PJSC	1,193,356	808,574
*	Union Properties PJSC	3,928,839	609,538

TOTAL UNITED ARAB EMIRATES			177,254,446

TOTAL COMMON STOCKS			10,795,938,471

PREFERRED STOCKS — (0.6%)

BRAZIL — (0.5%)
	Banco ABC Brasil SA, 7.581%	515,590	1,971,455
Ω	Banco BMG SA, 10.131%	147,500	99,024
	Banco Bradesco SA, 9.775%	9,938,310	24,043,945
	Banco do Estado do Rio Grande do Sul SA, 9.502%	896,941	1,817,542
	Cia de Ferro Ligas da Bahia FERBASA, 7.259%	56,700	72,434
	Eucatex SA Industria e Comercio, 5.851%	181,029	400,965
	Gerdau SA, 5.337%	191,173	504,953
	Petroleo Brasileiro SA, 17.822%	4,903,135	25,910,332
	Raizen SA, 0.553%	2,985,699	952,242
	Randon SA Implementos e Participacoes, 4.054%	707,218	1,117,811

	Shares	Value»
BRAZIL — (Continued)
* Usinas Siderurgicas de Minas Gerais SA Usiminas	344,363	$335,555

TOTAL BRAZIL		57,226,258

COLOMBIA — (0.1%)
Grupo Argos SA, 3.933%	321,558	1,255,619
Grupo de Inversiones Suramericana SA, 3.782%	606,861	5,411,465

TOTAL COLOMBIA		6,667,084

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	755,708	514,826

TOTAL PREFERRED STOCKS		64,408,168

RIGHTS/WARRANTS — (0.0%)

CHILE — (0.0%)
* Empresas Hites SA Rights 05/23/2025	1,355,037	25,759

SOUTH KOREA — (0.0%)
#* Samsung SDI Co. Ltd. Rights 05/22/2025	13,149	318,665

THAILAND — (0.0%)
* Northeast Rubber PCL Warrants 05/15/2026	349,081	1,881

TOTAL RIGHTS/WARRANTS		346,305

TOTAL INVESTMENT SECURITIES (Cost $8,454,371,598)		10,860,692,944

		Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	13,957,045	161,413,225

TOTAL INVESTMENTS — (100.0%) (Cost $8,615,786,177)		$11,022,106,169

1164

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

As of April 30, 2025, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	451	06/20/25	$123,411,509	$125,986,850	$2,575,341

Total Futures Contracts			$123,411,509	$125,986,850	$2,575,341

As of April 30, 2025, the value of Rule 144A securities amounted to $219,978,933 or 2.0% of net assets.

Summary of the Fund’s investments as of April 30, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Belgium	—	$4,720,593	—	$4,720,593
Brazil	$286,875,466	—	—	286,875,466
Canada	—	1,751,495	—	1,751,495
Chile	63,255,640	1,952,848	—	65,208,488
China	156,411,395	2,714,829,471	$51,157	2,871,292,023
Colombia	8,264,597	—	—	8,264,597
Czech Republic	—	15,866,411	—	15,866,411
Greece	—	51,922,687	—	51,922,687
Hong Kong	—	147,091,920	255,123	147,347,043
Hungary	—	23,460,085	—	23,460,085
India	38,389,437	2,059,601,442	—	2,097,990,879
Indonesia	—	145,067,927	161,766	145,229,693
Kuwait	—	72,125,212	—	72,125,212
Malaysia	—	163,807,619	—	163,807,619
Mexico	250,923,336	6,342,430	—	257,265,766
Philippines	—	77,664,555	24,151	77,688,706
Poland	—	121,332,744	—	121,332,744
Qatar	—	80,553,524	—	80,553,524
Saudi Arabia	465,325	394,113,069	—	394,578,394
Singapore	—	5,363,541	—	5,363,541
South Africa	6,286,665	320,525,423	—	326,812,088
South Korea	182,021,478	929,669,283	6,785	1,111,697,546
Taiwan	15,468,491	2,030,651,759	65,809	2,046,186,059
Thailand	5,434,552	153,755,648	—	159,190,200
Turkey	—	82,153,166	—	82,153,166
United Arab Emirates	—	177,254,446	—	177,254,446
Preferred Stocks
Brazil	57,226,258	—	—	57,226,258
Colombia	6,667,084	—	—	6,667,084
Philippines	—	514,826	—	514,826
Rights/Warrants
Chile	—	25,759	—	25,759
South Korea	—	318,665	—	318,665
Thailand	—	1,881	—	1,881
Securities Lending Collateral	—	161,413,225	—	161,413,225

Total Investments in Securities	$1,077,689,724	$9,943,851,654	$564,791<>	$11,022,106,169

1165

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Futures Contracts**	$2,575,341	—	—	$2,575,341

Total Financial Instruments	$2,575,341	—	—	$2,575,341

**	Valued at the unrealized appreciation/(depreciation) on the investment.

<>	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

1166

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2025

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $789,365 of securities on loan)*	$10,860,693
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $161,415)	161,413
Segregated Cash for Futures Contracts	9,876
Foreign Currencies at Value	63,998
Cash	95,742
Receivables:
Investment Securities Sold	6,257
Dividends, Interest and Tax Reclaims	21,170
Securities Lending Income	1,399
Futures Margin Variation	97
Unrealized Gain on Foreign Currency Contracts	2
Prepaid Expenses and Other Assets	1

Total Assets	11,220,648

LIABILITIES:
Payables:
Upon Return of Securities Loaned	161,441
Investment Securities Purchased	10,596
Due to Advisor	864
Deferred Taxes Payable	141,705
Accrued Expenses and Other Liabilities	1,831

Total Liabilities	316,437

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$10,904,211

Investment Securities at Cost	$8,454,372

Foreign Currencies at Cost	$65,499

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

1167

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2025

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
Investment Income
Dividends (Net of Foreign Taxes Withheld of $16,818)	$151,562
Dividend Income from Affiliates	2,806
Income from Securities Lending, Net	6,815

Total Investment Income	161,183

Expenses
Investment Management Fees	5,413
Accounting & Transfer Agent Fees	144
Custodian Fees	2,255
Shareholders’ Reports	27
Directors’/Trustees’ Fees & Expenses	33
Professional Fees	111
Other	218

Total Expenses	8,201

Net Expenses	8,201

Net Investment Income (Loss)	152,982

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(92,072)[1]
Affiliated Investment Companies Shares Sold	(19)
Futures	(2,281)
Foreign Currency Transactions	(2,351)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(94,795)[2]
Affiliated Investment Companies Shares	(2)
Futures	3,068
Translation of Foreign Currency-Denominated Amounts	683

Net Realized and Unrealized Gain (Loss)	(187,769)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(34,787)

[1] Net of foreign capital gain taxes withheld of:	$2,226
[2] Including foreign capital gain taxes of:	$11,444

See accompanying Notes to Financial Statements.

1168

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2025	Year Ended Oct 31, 2024
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$152,982	$396,685
Net Realized Gain (Loss) on:
Investment Securities Sold	(92,072)	188,581
Affiliated Investment Companies Shares Sold	(19)	(1)
Futures	(2,281)	18,825
Foreign Currency Transactions	(2,351)	(4,131)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(94,795)	1,671,200
Affiliated Investment Companies Shares	(2)	2
Futures	3,068	3,049
Translation of Foreign Currency-Denominated Amounts	683	(267)

Net Increase (Decrease) in Net Assets Resulting from Operations	(34,787)	2,273,943

Transactions in Interest:
Contributions	307,012	346,752
Shares Issued in Lieu of Cash Distributions	—	(2)
Withdrawals	(526,054)	(1,592,939)

Net Increase (Decrease) from Transactions in Interest	(219,042)	(1,246,189)

Total Increase (Decrease) in Net Assets	(253,829)	1,027,754
Net Assets
Beginning of Period	11,158,040	10,130,286

End of Period	$10,904,211	$11,158,040

See accompanying Notes to Financial Statements.

1169

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2025		Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020

	(Unaudited)

Total Return	(0.39	%)(B)	23.49%	16.09%	(19.27%)	35.69%	(9.41%)

Net Assets, End of Period (thousands)	$10,904,211		$11,158,040	$10,130,286	$9,760,139	$13,469,705	$12,870,255
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.14%	0.15%	0.14%	0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.15%	0.15%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.83	%(C)	3.61%	4.33%	4.79%	3.26%	3.25%
Portfolio Turnover Rate	6	%(B)	13%	12%	14%	14%	20%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

1170

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange . These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund (the “Board”). Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

1171

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds, each of which are affiliates of the Fund, and advised by Advisor: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity 2 Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity 2 Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. As of April 30, 2025, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $295 (in thousands).

1172

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor provides investment management services to the Fund.

For the six months ended April 30, 2025, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2025, the total related amounts paid by the Fund to the CCO were $3 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2025, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Emerging Markets Value Fund	$295

1173

E. Purchases and Sales of Securities:

For the six months ended April 30, 2025, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$623,891	$732,277

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2025, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gain Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$76,933	$928,811	$844,310	$(19)	$(2)	$161,413	13,957	$2,806	—

Total	$76,933	$928,811	$844,310	$(19)	$(2)	$161,413		$2,806	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2025, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$9,010,223	$3,574,193	$(1,178,888)	$2,395,305

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Under GAAP, the Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

1174

G. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The Fund’s derivative contracts are not accounted for as hedging instruments under GAAP. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2025 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$93,057

*	Average Notional Value of futures contracts.

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2025 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2025	Equity Contracts *,(1)
Dimensional Emerging Markets Value Fund	$2,575	$2,575

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

1175

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2025 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$(2,281)	$(2,281)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Dimensional Emerging Markets Value Fund	$3,068	$3,068

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.

(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 2, 2025, with its domestic custodian bank. A line of credit with similar terms was in effect through April 2, 2025. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 1, 2026.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 26, 2024. A line of credit with similar terms was in effect through December 26, 2024. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 25, 2025.

There were no borrowings by the Fund under the lines of credit during the six months ended April 30, 2025.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Fund did not use the interfund lending program during the six months ended April 30, 2025.

1176

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2025, if any, were executed by the Fund pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board.

For the six months ended April 30, 2025, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$1,443	$2,354	$(614)

J. Securities Lending:

As of April 30, 2025, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
Dimensional Emerging Markets Value Fund	$749,212

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Income received from the Short Term Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to

1177

terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Segment Reporting:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard only impacted financial statement disclosures and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that (i) engages in business activities from which it may recognize revenues and incur expenses, (ii) has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and (iii) has discrete financial information available. The Fund’s Co-Chief Executive Officers and the Chief Financial Officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole. The Fund’s long-term strategic asset allocation is executed by its fund management team and guided by the Fund’s investment objective and principal investment strategies, as described in the Fund’s registration statement. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

M. New Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) –Improvements to Income Tax Disclosures (“ASU 2023-09”). Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU 2023-09 allows for early adoption and requires that amendments be applied on a prospective basis. Management is currently evaluating the impact of the ASU 2023-09 but does not expect the guidance to materially impact the financial statements.

N. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy). Although management currently believes that resolving claims, if any, against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

1178

ITEM 8	–	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

1179

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

1180

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to directors, officers, and others is included in the “Fees Paid to Officers and Directors/Trustees” section of the Notes to Financial Statements above.

1181

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 18-19, 2024 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on November 1, 2024, the Board discussed the materials provided by the Advisor, the independent reports prepared by Broadridge Financial Solutions (the “Broadridge Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Broadridge Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Broadridge Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board noted that the Advisor reported that each Fund had performed in accordance with relevant markets and the Advisor’s expectations. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Broadridge Reports. The Board also considered the change in management fee and fee waiver arrangements for certain Funds.

1182

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were not particularly meaningful to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

1183

DFA-043025-001SI

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	This item is not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	This item is not applicable.

(a)(5)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	July 7, 2025

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Co-Chief Investment Officer

Date:	July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date:	July 7, 2025

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date:	July 7, 2025

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional Emerging Markets Value Fund

Date:	July 7, 2025